UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial Officer

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877- 4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Item 1 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). The companion submission to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Item 1 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Item 1, the companion submission will be identical in all material respects to this initial filing.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Asset Allocation Funds

•	PIMCO Funds—Bond Funds

•	PIMCO Funds—Credit Bond Funds

•	PIMCO Funds—Fundamental Index Funds

•	PIMCO Funds—International Bond Funds

•	PIMCO Funds—PIMCO All Asset Fund and PIMCO All Asset All Authority Fund

•	PIMCO Funds—PIMCO CommodityRealReturn Strategy Fund®

•	PIMCO Funds—PIMCO Income Fund

•	PIMCO Funds—PIMCO Low Duration Fund

•	PIMCO Funds—PIMCO Real Return Fund

To be filed under the immediately following companion submission on Form N-CSR:

•	PIMCO Funds—PIMCO Unconstrained Bond Fund

•	PIMCO Funds—PIMCO Total Return Fund

•	PIMCO Funds—PIMCO TRENDS Managed Futures Strategy Fund

•	PIMCO Funds—Real Return Strategy Funds

•	PIMCO Funds—Short Duration Strategy Funds

•	PIMCO Funds—StocksPLUS® Funds

•	PIMCO Funds—Tax-Efficient Strategy Funds

•	PIMCO Funds—Private Account Portfolio Series

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2014

Asset Allocation Funds

PIMCO RealRetirement® 2015 Fund

PIMCO RealRetirement® 2020 Fund

PIMCO RealRetirement® 2025 Fund

PIMCO RealRetirement® 2030 Fund

PIMCO RealRetirement® 2035 Fund

PIMCO RealRetirement® 2040 Fund

PIMCO RealRetirement® 2045 Fund

PIMCO RealRetirement® 2050 Fund

PIMCO RealRetirement® Income and Distribution Fund

PIMCO Global Multi-Asset Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		16
Benchmark Descriptions		19
Financial Highlights		22
Statements of Assets and Liabilities		38
Consolidated Statement of Assets and Liabilities		42
Statements of Operations		44
Consolidated Statement of Operations		46
Statements of Changes in Net Assets		47
Consolidated Statements of Changes in Net Assets		50
Consolidated Statement of Cash Flows		51
Notes to Financial Statements		118
Glossary		148
Approval of Investment Advisory Contract		149

Fund	Fund Summary	Schedule of Investments

PIMCO RealRetirement® 2015 Fund	6	52
PIMCO RealRetirement® 2020 Fund	7	58
PIMCO RealRetirement® 2025 Fund	8	64
PIMCO RealRetirement® 2030 Fund	9	69
PIMCO RealRetirement® 2035 Fund	10	74
PIMCO RealRetirement® 2040 Fund	11	79
PIMCO RealRetirement® 2045 Fund	12	84
PIMCO RealRetirement® 2050 Fund	13	89
PIMCO RealRetirement® Income and Distribution Fund	14	94
PIMCO Global Multi-Asset Fund	15	100

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report covering the six-month reporting period ended September 30, 2014, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

As previously announced on September 26, 2014, William “Bill” Gross, PIMCO’s Chief Investment Officer and co-founder, resigned from the firm. PIMCO subsequently elected Daniel Ivascyn to serve as Group Chief Investment Officer (“Group CIO”). In addition, PIMCO appointed Andrew Balls, CIO Global Fixed Income; Mark Kiesel, CIO Global Credit; Virginie Maisonneuve, CIO Global Equities; Scott Mather, CIO U.S. Core Strategies; and Mihir Worah, CIO Real Return and Asset Allocation. Outside of the reporting period on November 3, 2014, PIMCO announced that Marc Seidner will return to the firm effective November 12 in a new role as CIO Non-traditional Strategies and Head of Portfolio Management in the New York office. Under this leadership structure, Andrew and Mihir have additional managerial responsibility for PIMCO’s Portfolio Management group and trade floor activities globally. Andrew will oversee Portfolio Management in Europe and Asia-Pacific, and Mihir will oversee Portfolio Management in the U.S. Douglas Hodge, PIMCO’s Chief Executive Officer, and Jay Jacobs, President, will continue to serve as the firm’s senior executive leadership team, spearheading PIMCO’s business strategy, client service and the firm’s operations.

These appointments are a further evolution of the structure that PIMCO established earlier in 2014, reflecting our belief that the best approach for PIMCO’s clients and our firm is an investment leadership team of seasoned, highly skilled investors overseeing all areas of PIMCO’s investment activities.

During his 43 years at PIMCO, Mr. Gross made great contributions to building the firm and delivering value to PIMCO’s clients. Over this period PIMCO developed into a global asset manager, expanding beyond core fixed income, now encompassing nearly 2,500 employees across 13 offices, including over 250 portfolio managers. Mr. Gross was also responsible for starting PIMCO’s robust investment process, with a focus on long-term macroeconomic views and bottom-up security selection—a process that is well institutionalized and will continue into PIMCO’s future.

Financial market highlights of our six-month reporting period include:

■

Investors generally reacted positively to better clarity regarding central bank policy despite a period marked by ongoing geopolitical risks, namely tension between Ukraine and Russia, and the growing unrest in the Middle East. Investors reacted to these geopolitical events by either embracing risk assets (at times when concerns ebbed) or resorting to the perceived safety of high quality fixed income assets (at times of heightened concern). Geopolitical uncertainty continues to test the global economy and markets, impacting growth in Europe and contributing to increasing investor concern.

■

The U.S. economy showed signs of improvement on steady employment growth and renewed business investment activity. At its September 2014 meeting, the Federal Reserve (“Fed”) reiterated its intent to keep the Federal Funds Rate near zero for a considerable time even after the completion of its quantitative easing program by the end of October 2014. The Fed noted that future increases in the Federal Funds Rate would be dependent on signs of continuing economic improvement in the U.S., including a decline in the unemployment rate. Outside of the reporting period on October 29, 2014 the Fed announced the conclusion of its asset purchase program. The yield on the benchmark ten-year U.S. Treasury note was 2.49% at the end of the reporting period, compared with 2.72% on March 31, 2014. U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 1.70%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.21% for the reporting period.

■

In Europe, slower economic growth and fears of deflation prompted a series of unprecedented actions by the European Central Bank (“ECB”). Mario Draghi, ECB President, lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a liquidity channel to help encourage bank lending, and announced plans for an asset purchase program.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.69%, as represented by the Barclays U.S. TIPS Index. Longer-dated U.S. real yields decreased slightly during the reporting period, while shorter-maturity yields increased. Inflation expectations declined marginally as headline inflation decelerated from the 2% level seen

2	PIMCO ASSET ALLOCATION FUNDS

earlier in 2014 as food, energy, and transportation prices fell. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 11.76%.

■

Agency mortgage-backed securities (“MBS”) generally posted positive returns, but underperformed like-duration U.S. Treasuries due to supply pressure from larger levels of issuance and increasing concerns of MBS demand once the Fed ends its asset purchase program in October. Non-Agency MBS prices were mixed and higher quality bonds generally outperformed, amid broader macroeconomic volatility and signs the U.S. housing recovery had begun to slow.

■

The U.S. investment grade credit market, as measured by the Barclays U.S. Credit Index, returned 2.68%. U.S. credit spreads narrowed amid generally improving U.S. company fundamentals. The high yield market posted slightly positive returns as tighter valuations led to deteriorating demand for high yield corporate bonds, which precipitated a correction. Retail outflows for bank loans continued, but bank loans have benefited from consistent demand from collateralized loan obligations. Company fundamentals remained strong due to low default expectations.

■

Tax-exempt municipal bonds returned 4.12%, as represented by the Barclays Municipal Bond Index, and taxable municipal bonds, as represented by the Barclays Municipal Taxable Index, returned 5.51%. Municipal bonds posted positive returns and outperformed U.S. Treasuries, in which returns were driven by lower U.S. Treasury rates, limited supply, and mutual fund inflows. Net supply continued to contract, as new issuances did not keep pace with seasonally high levels of maturing bonds. High yield and long duration segments outperformed, driven by stronger liquidity following improved sentiment surrounding Detroit and Puerto Rico.

■

Emerging market (“EM”) external debt, as measured by the JPMorgan Emerging Markets Index (EMBI) Global, returned 3.69%. However, EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.87% amid U.S. dollar strength in September. The emerging markets have become increasingly differentiated, with sanctions on Russia from the West and a surge in violence in the Middle East weighing on markets, versus a stimulus program in China providing some support.

■

Equity markets posted positive returns in the U.S., but were flat or slightly negative in many other regions as economic data varied. U.S. growth became more resilient, but the Eurozone recovery faltered and growth decelerated in parts of Asia. U.S. equities returned 6.42%, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, returned 2.59%. EM equities, as measured by the MSCI Emerging Markets Index, returned 2.87%.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds November 12, 2014

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of a Fund were to be negatively impacted by rising interest rates, the Fund could face increased redemptions by its shareholders, which could further reduce the value of the Fund.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: allocation risk, acquired fund risk, Underlying PIMCO Fund risk, interest rate risk, call risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, operational risk, short sale risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

Certain Funds may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Fund’s performance and/or ability to achieve its investment objective. For example, certain transactions may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause the Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

PIMCO Global Multi-Asset Fund (“PIMCO Fund of Funds”) may invest its respective assets in Underlying PIMCO Funds. The cost of investing in this Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The PIMCO RealRetirement® Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers and are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to retire or to begin withdrawing assets. Each PIMCO RealRetirement® Fund is designed for investors expecting to retire or to begin withdrawing portions of their investments around the year indicated in the Fund’s name. The retirement year included in the PIMCO RealRetirement® Fund’s name does not necessarily represent the specific year you expect to begin withdrawing your assets. It is intended only as a general guide.

4	PIMCO ASSET ALLOCATION FUNDS

The PIMCO RealRetirement® Funds are designed to provide investors with a comprehensive retirement solution tailored to the time when they expect to retire and plan to start withdrawing money (the “target date”). Each PIMCO RealRetirement® Fund follows a target asset allocation schedule that changes over time to help reduce portfolio risk, increasing its exposure to conservative investments as the target date approaches. The principal value of a Fund is not guaranteed at any time, including the target date. A Fund’s shareholders may experience losses, including losses near, at, or after the target year indicated in the PIMCO RealRetirement® Fund’s name.

The geographical classification of foreign securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO RealRetirement® 2015 Fund	06/30/11	06/30/11	10/31/11	06/30/11	06/30/11	06/30/11	06/30/11	06/30/11
PIMCO RealRetirement® 2020 Fund	03/31/08	03/31/08	10/31/11	06/30/08	03/31/08	03/31/08	07/31/08	07/31/08
PIMCO RealRetirement® 2025 Fund	06/30/11	06/30/11	10/31/11	06/30/11	06/30/11	06/30/11	06/30/11	06/30/11
PIMCO RealRetirement® 2030 Fund	03/31/08	03/31/08	10/31/11	06/30/08	03/31/08	03/31/08	07/31/08	07/31/08
PIMCO RealRetirement® 2035 Fund	06/30/11	06/30/11	10/31/11	06/30/11	06/30/11	06/30/11	06/30/11	06/30/11
PIMCO RealRetirement® 2040 Fund	03/31/08	03/31/08	10/31/11	06/30/08	03/31/08	03/31/08	07/31/08	07/31/08
PIMCO RealRetirement® 2045 Fund	02/29/12	02/29/12	02/29/12	02/29/12	02/29/12	02/29/12	02/29/12	02/29/12
PIMCO RealRetirement® 2050 Fund	03/31/08	03/31/08	10/31/11	06/30/08	03/31/08	03/31/08	07/31/08	07/31/08
PIMCO RealRetirement® Income and Distribution Fund	03/31/08	03/31/08	10/31/11	06/30/08	03/31/08	03/31/08	07/31/08	07/31/08
PIMCO Global Multi-Asset Fund	10/29/08	10/29/08	10/29/08	10/14/11	10/29/08	10/29/08	10/29/08	10/29/08

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C and Class R shares.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	5

PIMCO RealRetirement® 2015 Fund

Institutional Class - PTNIX	Class A - PTNYX
Class P - PTNQX	Class C - PTNWX
Administrative Class - PTNNX	Class R - PTNSX
Class D - PTNUX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

PIMCO Total Return Fund	20.4%
PIMCO Real Return Fund	17.5%
PIMCO StocksPLUS® Fund	8.0%
PIMCO Emerging Markets Bond Fund	6.8%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	6.5%
Short-Term Instruments‡	6.3%
PIMCO High Yield Fund	5.8%
Other	28.7%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	Fund Inception (06/30/11)
PIMCO RealRetirement® 2015 Fund Institutional Class	2.38%	5.33%	4.20%
PIMCO RealRetirement® 2015 Fund Class P	2.34%	5.24%	4.10%
PIMCO RealRetirement® 2015 Fund Administrative Class	2.27%	4.98%	3.93%
PIMCO RealRetirement® 2015 Fund Class D	2.05%	4.72%	3.69%
PIMCO RealRetirement® 2015 Fund Class A	2.13%	4.81%	3.73%
PIMCO RealRetirement® 2015 Fund Class A (adjusted)	-3.45%	-0.98%	1.94%
PIMCO RealRetirement® 2015 Fund Class C	1.80%	4.07%	2.93%
PIMCO RealRetirement® 2015 Fund Class C (adjusted)	0.80%	3.07%	2.93%
PIMCO RealRetirement® 2015 Fund Class R	2.05%	4.53%	3.43%
Real Return Target 2015 Index	0.97%	3.82%	3.67%
Lipper Mixed-Asset Target 2015 Funds Average	1.65%	6.71%	6.01%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.10% for Institutional Class shares, 1.20% for Class P shares, 1.35% for Administrative Class shares, 1.60% for Class D shares, 1.60% for Class A shares, 2.35% for Class C shares, and 1.85% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2015 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	Exposure to emerging market equities benefited performance as the asset class generally posted positive returns over the reporting period.

»	An overweight to U.S. large cap equities benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to U.S. core bonds benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to commodities detracted from performance as commodities posted negative returns over the reporting period.

»	An underweight to high yield bonds detracted from performance as the asset class generally posted positive returns over the reporting period.

6	PIMCO ASSET ALLOCATION FUNDS

PIMCO RealRetirement® 2020 Fund

Institutional Class - PRWIX	Class A - PTYAX
Class P - PTYPX	Class C - PTYCX
Administrative Class - PFNAX	Class R - PTYRX
Class D - PTYDX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

PIMCO Real Return Fund	17.0%
PIMCO Total Return Fund	16.9%
PIMCO StocksPLUS® Fund	8.4%
Short-Term Instruments‡	7.4%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	7.1%
Exchange-Traded Funds	5.6%
Other	37.6%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	Fund Inception (03/31/08)
PIMCO RealRetirement® 2020 Fund Institutional Class	2.35%	5.32%	5.93%	4.26%
PIMCO RealRetirement® 2020 Fund Class P	2.31%	5.22%	5.83%	4.16%
PIMCO RealRetirement® 2020 Fund Administrative Class	2.31%	5.21%	5.69%	4.02%
PIMCO RealRetirement® 2020 Fund Class D	2.12%	4.82%	5.39%	3.70%
PIMCO RealRetirement® 2020 Fund Class A	2.12%	4.84%	5.37%	3.67%
PIMCO RealRetirement® 2020 Fund Class A (adjusted)	-3.45%	-0.96%	4.19%	2.78%
PIMCO RealRetirement® 2020 Fund Class C	1.79%	4.10%	4.60%	2.95%
PIMCO RealRetirement® 2020 Fund Class C (adjusted)	0.79%	3.10%	4.60%	2.95%
PIMCO RealRetirement® 2020 Fund Class R	1.99%	4.56%	5.13%	3.46%
Real Return Target 2020 Index	0.95%	4.17%	6.35%	3.91%
Lipper Mixed-Asset Target 2020 Funds Average	1.74%	7.39%	8.33%	4.76%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.13% for Institutional Class shares, 1.23% for Class P shares, 1.38% for Administrative Class shares, 1.63% for Class D shares, 1.63% for Class A shares, 2.38% for Class C shares, and 1.88% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2020 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	Exposure to emerging market equities benefited performance as the asset class generally posted positive returns over the reporting period.

»	An overweight to U.S. large cap equities benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to U.S. core bonds benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to commodities detracted from performance as commodities posted negative returns over the reporting period.

»	An underweight to high yield bonds detracted from performance as the asset class generally posted positive returns over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	7

PIMCO RealRetirement® 2025 Fund

Institutional Class - PENTX	Class A - PENZX
Class P - PENPX	Class C - PENWX
Administrative Class - PENMX	Class R - PENRX
Class D - PENDX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

PIMCO Total Return Fund	13.2%
Short-Term Instruments‡	10.8%
PIMCO StocksPLUS® Fund	10.1%
PIMCO Real Return Fund	9.9%
Exchange-Traded Funds	8.3%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	6.8%
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	6.8%
PIMCO CommoditiesPLUS® Strategy Fund	5.2%
Other	28.9%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	Fund Inception (06/30/11)
PIMCO RealRetirement® 2025 Fund Institutional Class	2.40%	6.24%	4.69%
PIMCO RealRetirement® 2025 Fund Class P	2.36%	6.14%	4.60%
PIMCO RealRetirement® 2025 Fund Administrative Class	2.29%	5.99%	4.43%
PIMCO RealRetirement® 2025 Fund Class D	2.07%	5.57%	4.17%
PIMCO RealRetirement® 2025 Fund Class A	2.15%	5.62%	4.21%
PIMCO RealRetirement® 2025 Fund Class A (adjusted)	-3.43%	-0.15%	2.42%
PIMCO RealRetirement® 2025 Fund Class C	1.74%	4.83%	3.40%
PIMCO RealRetirement® 2025 Fund Class C (adjusted)	0.74%	3.83%	3.40%
PIMCO RealRetirement® 2025 Fund Class R	1.97%	5.42%	3.90%
Real Return Target 2025 Index	0.85%	4.70%	4.03%
Lipper Mixed-Asset Target 2025 Funds Average	1.90%	8.73%	7.70%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.19% for Institutional Class shares, 1.29% for Class P shares, 1.44% for Administrative Class shares, 1.69% for Class D shares, 1.69% for Class A shares, 2.44% for Class C shares, and 1.94% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2025 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	Exposure to emerging market equities benefited performance as the asset class generally posted positive returns over the reporting period.

»	An overweight to U.S. large cap equities benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to U.S. core bonds benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to commodities detracted from performance as commodities posted negative returns over the reporting period.

»	An underweight to high yield bonds detracted from performance as the asset class generally posted positive returns over the reporting period.

8	PIMCO ASSET ALLOCATION FUNDS

PIMCO RealRetirement® 2030 Fund

Institutional Class - PRLIX	Class A - PEHAX
Class P - PEHPX	Class C - PEHCX
Administrative Class - PNLAX	Class R - PEHRX
Class D - PEHDX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Exchange-Traded Funds	11.9%
PIMCO StocksPLUS® Fund	11.2%
Short-Term Instruments‡	9.9%
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	8.4%
PIMCO Total Return Fund	8.2%
PIMCO CommoditiesPLUS® Strategy Fund	6.9%
PIMCO Real Return Fund	6.1%
PIMCO RealEstateRealReturn Strategy Fund	5.6%
PIMCO Emerging Markets Bond Fund	5.1%
PIMCO Small Cap StocksPLUS® AR Strategy Fund	5.1%
Other	21.6%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	Fund Inception (03/31/08)
PIMCO RealRetirement® 2030 Fund Institutional Class	2.49%	6.81%	6.78%	4.29%
PIMCO RealRetirement® 2030 Fund Class P	2.32%	6.72%	6.68%	4.19%
PIMCO RealRetirement® 2030 Fund Administrative Class	2.25%	6.42%	6.50%	4.02%
PIMCO RealRetirement® 2030 Fund Class D	2.26%	6.32%	6.23%	3.71%
PIMCO RealRetirement® 2030 Fund Class A	2.13%	6.19%	6.20%	3.70%
PIMCO RealRetirement® 2030 Fund Class A (adjusted)	-3.52%	0.32%	5.01%	2.80%
PIMCO RealRetirement® 2030 Fund Class C	1.80%	5.42%	5.40%	2.94%
PIMCO RealRetirement® 2030 Fund Class C (adjusted)	0.80%	4.42%	5.40%	2.94%
PIMCO RealRetirement® 2030 Fund Class R	2.12%	6.02%	5.95%	3.45%
Real Return Target 2030 Index	0.70%	5.40%	7.23%	3.67%
Lipper Mixed-Asset Target 2030 Funds Average	1.92%	9.15%	9.73%	5.26%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.22% for Institutional Class shares, 1.32% for Class P shares, 1.47% for Administrative Class shares, 1.72% for Class D shares, 1.72% for Class A shares, 2.47% for Class C shares, and 1.97% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2030 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	Exposure to emerging market equities benefited performance as the asset class generally posted positive returns over the reporting period.

»	An overweight to U.S. large cap equities benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to U.S. core bonds benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to commodities detracted from performance as commodities posted negative returns over the reporting period.

»	An underweight to high yield bonds detracted from performance as the asset class generally posted positive returns over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	9

PIMCO RealRetirement® 2035 Fund

Institutional Class - PIVIX	Class A - PIVAX
Class P - PIVPX	Class C - PIVWX
Administrative Class - PIVNX	Class R - PIVSX
Class D - PIVDX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

PIMCO StocksPLUS® Fund	14.7%
Exchange-Traded Funds	14.5%
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	9.8%
Short-Term Instruments‡	8.6%
PIMCO Small Cap StocksPLUS® AR Strategy Fund	7.3%
PIMCO CommoditiesPLUS® Strategy Fund	6.9%
PIMCO Total Return Fund	5.8%
PIMCO RealEstateRealReturn Strategy Fund	5.4%
Other	27.0%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	Fund Inception (06/30/11)
PIMCO RealRetirement® 2035 Fund Institutional Class	2.51%	7.20%	5.73%
PIMCO RealRetirement® 2035 Fund Class P	2.46%	7.10%	5.63%
PIMCO RealRetirement® 2035 Fund Administrative Class	2.30%	6.85%	5.43%
PIMCO RealRetirement® 2035 Fund Class D	2.27%	6.65%	5.20%
PIMCO RealRetirement® 2035 Fund Class A	2.17%	6.70%	5.20%
PIMCO RealRetirement® 2035 Fund Class A (adjusted)	-3.47%	0.87%	3.39%
PIMCO RealRetirement® 2035 Fund Class C	1.94%	5.89%	4.42%
PIMCO RealRetirement® 2035 Fund Class C (adjusted)	0.94%	4.89%	4.42%
PIMCO RealRetirement® 2035 Fund Class R	2.10%	6.40%	4.95%
Real Return Target 2035 Index	0.49%	6.21%	4.43%
Lipper Mixed-Asset Target 2035 Funds Average	1.91%	9.91%	8.78%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.24% for Institutional Class shares, 1.34% for Class P shares, 1.49% for Administrative Class shares, 1.74% for Class D shares, 1.74% for Class A shares, 2.49% for Class C shares, and 1.99% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2035 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	Exposure to emerging market equities benefited performance as the asset class generally posted positive returns over the reporting period.

»	An overweight to U.S. large cap equities benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to U.S. core bonds benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to commodities detracted from performance as commodities posted negative returns over the reporting period.

»	An underweight to high yield bonds detracted from performance as the asset class generally posted positive returns over the reporting period.

10	PIMCO ASSET ALLOCATION FUNDS

PIMCO RealRetirement® 2040 Fund

Institutional Class - PROIX	Class A - POFAX
Class P - POFPX	Class C - POFCX
Administrative Class - PEOAX	Class R - POFRX
Class D - POFDX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Exchange-Traded Funds	16.2%
PIMCO StocksPLUS® Fund	15.9%
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	9.9%
PIMCO Small Cap StocksPLUS® AR Strategy Fund	9.3%
PIMCO CommoditiesPLUS® Strategy Fund	9.1%
Short-Term Instruments‡	8.8%
PIMCO RealEstateRealReturn Strategy Fund	7.5%
Other	23.3%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	Fund Inception (03/31/08)
PIMCO RealRetirement® 2040 Fund Institutional Class	2.13%	7.17%	8.00%	4.93%
PIMCO RealRetirement® 2040 Fund Class P	2.09%	6.94%	8.03%	5.08%
PIMCO RealRetirement® 2040 Fund Administrative Class	2.15%	6.92%	7.74%	4.69%
PIMCO RealRetirement® 2040 Fund Class D	1.91%	6.68%	7.44%	4.38%
PIMCO RealRetirement® 2040 Fund Class A	1.91%	6.57%	7.45%	4.37%
PIMCO RealRetirement® 2040 Fund Class A (adjusted)	-3.67%	0.72%	6.24%	3.47%
PIMCO RealRetirement® 2040 Fund Class C	1.47%	5.73%	6.63%	3.60%
PIMCO RealRetirement® 2040 Fund Class C (adjusted)	0.47%	4.73%	6.63%	3.60%
PIMCO RealRetirement® 2040 Fund Class R	1.79%	6.30%	7.15%	4.12%
Real Return Target 2040 Index	0.32%	6.95%	8.28%	3.56%
Lipper Mixed-Asset Target 2040 Funds Average	1.92%	9.91%	10.49%	5.49%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.25% for Institutional Class shares, 1.35% for Class P shares, 1.50% for Administrative Class shares, 1.75% for Class D shares, 1.75% for Class A shares, 2.50% for Class C shares, and 2.00% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2040 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	Exposure to emerging market equities benefited performance as the asset class generally posted positive returns over the reporting period.

»	An overweight to U.S. large cap equities benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to U.S. core bonds benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to commodities detracted from performance as commodities posted negative returns over the reporting period.

»	An underweight to high yield bonds detracted from performance as the asset class generally posted positive returns over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	11

PIMCO RealRetirement® 2045 Fund

Institutional Class - PFZIX	Class A - PFZAX
Class P - PFZPX	Class C - PFZCX
Administrative Class - PFZMX	Class R - PFZRX
Class D - PFZDX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Exchange-Traded Funds	17.6%
PIMCO StocksPLUS® Fund	16.6%
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	11.5%
Short-Term Instruments‡	9.6%
PIMCO Small Cap StocksPLUS® AR Strategy Fund	9.0%
PIMCO CommoditiesPLUS® Strategy Fund	9.0%
PIMCO RealEstateRealReturn Strategy Fund	7.0%
Other	19.7%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	Fund Inception (02/29/12)
PIMCO RealRetirement® 2045 Fund Institutional Class	2.08%	7.36%	8.02%
PIMCO RealRetirement® 2045 Fund Class P	1.95%	7.28%	7.89%
PIMCO RealRetirement® 2045 Fund Administrative Class	1.88%	7.12%	7.73%
PIMCO RealRetirement® 2045 Fund Class D	1.87%	6.85%	7.51%
PIMCO RealRetirement® 2045 Fund Class A	1.84%	6.87%	7.49%
PIMCO RealRetirement® 2045 Fund Class A (adjusted)	-3.75%	1.02%	5.18%
PIMCO RealRetirement® 2045 Fund Class C	1.41%	6.08%	6.68%
PIMCO RealRetirement® 2045 Fund Class C (adjusted)	0.41%	5.08%	6.68%
PIMCO RealRetirement® 2045 Fund Class R	1.66%	6.61%	7.21%
Real Return Target 2045 Index	0.23%	7.54%	7.17%
Lipper Mixed-Asset Target 2045 Funds Average	1.91%	10.44%	11.50%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.25% for Institutional Class shares, 1.35% for Class P shares, 1.50% for Administrative Class shares, 1.75% for Class D shares, 1.75% for Class A shares, 2.50% for Class C shares, and 2.00% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2045 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	Exposure to emerging market equities benefited performance as the asset class generally posted positive returns over the reporting period.

»	An overweight to U.S. large cap equities benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to U.S. core bonds benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to commodities detracted from performance as commodities posted negative returns over the reporting period.

»	An underweight to high yield bonds detracted from performance as the asset class generally posted positive returns over the reporting period.

12	PIMCO ASSET ALLOCATION FUNDS

PIMCO RealRetirement® 2050 Fund

Institutional Class - PRMIX	Class A - PFYAX
Class P - PFYPX	Class C - PFYCX
Administrative Class - POTAX	Class R - PFYRX
Class D - PFYDX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Exchange-Traded Funds	18.7%
PIMCO StocksPLUS® Fund	18.0%
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	11.3%
Short-Term Instruments‡	10.2%
PIMCO Small Cap StocksPLUS® AR Strategy Fund	9.0%
PIMCO CommoditiesPLUS® Strategy Fund	8.9%
PIMCO RealEstateRealReturn Strategy Fund	6.1%
Other	17.8%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	Fund Inception (03/31/08)
PIMCO RealRetirement® 2050 Fund Institutional Class	2.35%	7.47%	8.33%	5.06%
PIMCO RealRetirement® 2050 Fund Class P	2.31%	7.38%	8.38%	5.23%
PIMCO RealRetirement® 2050 Fund Administrative Class	2.25%	7.25%	8.02%	4.79%
PIMCO RealRetirement® 2050 Fund Class D	2.07%	6.90%	7.72%	4.47%
PIMCO RealRetirement® 2050 Fund Class A	2.02%	6.93%	7.76%	4.49%
PIMCO RealRetirement® 2050 Fund Class A (adjusted)	-3.61%	1.00%	6.54%	3.59%
PIMCO RealRetirement® 2050 Fund Class C	1.68%	6.16%	6.94%	3.72%
PIMCO RealRetirement® 2050 Fund Class C (adjusted)	0.68%	5.16%	6.94%	3.72%
PIMCO RealRetirement® 2050 Fund Class R	1.92%	6.68%	7.47%	4.24%
Real Return Target 40+ Index	0.17%	8.00%	9.05%	3.81%
Lipper Mixed-Asset Target 2050 Funds Average	1.98%	10.26%	10.70%	5.70%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.26% for Institutional Class shares, 1.36% for Class P shares, 1.51% for Administrative Class shares, 1.76% for Class D shares, 1.76% for Class A shares, 2.51% for Class C shares, and 2.01% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2050 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	Exposure to emerging market equities benefited performance as the asset class generally posted positive returns over the reporting period.

»	An overweight to U.S. large cap equities benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to U.S. core bonds benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to commodities detracted from performance as commodities posted negative returns over the reporting period.

»	An underweight to high yield bonds detracted from performance as the asset class generally posted positive returns over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	13

PIMCO RealRetirement® Income and Distribution Fund

Institutional Class - PRIEX	Class A - PTNAX
Class P - PTNPX	Class C - PTNCX
Administrative Class - PRNAX	Class R - PTNRX
Class D - PTNDX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

PIMCO Total Return Fund	21.2%
PIMCO Real Return Fund	17.2%
PIMCO StocksPLUS® Fund	7.6%
PIMCO Emerging Markets Bond Fund	7.4%
PIMCO High Yield Fund	6.8%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	6.2%
Short-Term Instruments‡	5.4%
Other	28.2%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	Fund Inception (03/31/08)
PIMCO RealRetirement® Income and Distribution Fund Institutional Class	2.48%	5.19%	6.21%	4.96%
PIMCO RealRetirement® Income and Distribution Fund Class P	2.44%	5.11%	6.09%	4.84%
PIMCO RealRetirement® Income and Distribution Fund Administrative Class	2.37%	4.82%	5.92%	4.69%
PIMCO RealRetirement® Income and Distribution Fund Class D	2.27%	4.72%	5.63%	4.38%
PIMCO RealRetirement® Income and Distribution Fund Class A	2.23%	4.67%	5.64%	4.40%
PIMCO RealRetirement® Income and Distribution Fund Class A (adjusted)	-3.43%	-1.07%	4.44%	3.50%
PIMCO RealRetirement® Income and Distribution Fund Class C	1.92%	3.83%	4.86%	3.62%
PIMCO RealRetirement® Income and Distribution Fund Class C (adjusted)	0.92%	2.83%	4.86%	3.62%
PIMCO RealRetirement® Income and Distribution Fund Class R	2.14%	4.34%	5.38%	4.12%
Real Return Target Today Index	0.69%	3.60%	6.06%	4.07%
Lipper Mixed-Asset Target Today Funds Average	1.41%	5.19%	6.12%	4.41%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.06% for Institutional Class shares, 1.16% for Class P shares, 1.31% for Administrative Class shares, 1.56% for Class D shares, 1.56% for Class A shares, 2.31% for Class C shares, and 1.81% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® Income and Distribution Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Unlike the other PIMCO RealRetirement® Funds, the Fund does not include a “self-elected” year of retirement in its name because the Fund is managed for shareholders who are retired or about to retire soon and are more focused on preservation of capital and withdrawing portions of their investments.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	Exposure to emerging market equities benefited performance as the asset class generally posted positive returns over the reporting period.

»	An overweight to U.S. large cap equities benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to U.S. core bonds benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as the asset class generally posted positive returns over the reporting period.

»	Exposure to commodities detracted from performance as commodities posted negative returns over the reporting period.

»	An underweight to high yield bonds detracted from performance as the asset class generally posted positive returns over the reporting period.

14	PIMCO ASSET ALLOCATION FUNDS

PIMCO Global Multi-Asset Fund

Institutional Class - PGAIX	Class A - PGMAX
Class P - PGAPX	Class C - PGMCX
Administrative - PGAAX	Class R - PGMRX
Class D - PGMDX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Mutual Funds	38.6%
Short-Term Instruments‡	14.1%
Sovereign Issues	12.5%
U.S. Treasury Obligations	12.5%
Exchange-Traded Funds	8.7%
U.S. Government Agencies	6.2%
Other	7.4%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	Fund Inception (10/29/08)
PIMCO Global Multi-Asset Fund Institutional Class	6.08%	6.79%	4.20%	6.28%
PIMCO Global Multi-Asset Fund Class P	6.03%	6.75%	4.09%	6.18%
PIMCO Global Multi-Asset Fund Administrative Class	5.92%	6.54%	3.89%	5.95%
PIMCO Global Multi-Asset Fund Class D	5.77%	6.18%	3.58%	5.66%
PIMCO Global Multi-Asset Fund Class A	5.77%	6.17%	3.58%	5.67%
PIMCO Global Multi-Asset Fund Class A (adjusted)	-0.08%	0.37%	2.79%	4.99%
PIMCO Global Multi-Asset Fund Class C	5.45%	5.45%	2.82%	4.90%
PIMCO Global Multi-Asset Fund Class C (adjusted)	4.45%	4.45%	2.82%	4.90%
PIMCO Global Multi-Asset Fund Class R	5.60%	5.91%	3.32%	5.39%
MSCI All Country World Index	2.62%	11.32%	10.07%	13.34%
MSCI World Index±	2.59%	12.20%	10.86%	13.27%
60% MSCI All Country World Index/40% Barclays Global Aggregate USD Hedged	2.86%	9.06%	7.99%	10.37%
1 Month LIBOR +5%±±	2.54%	5.16%	5.22%	5.30%
Lipper Alternative Global Macro Funds Average	0.54%	4.37%	5.52%	7.62%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2008.

± Prior to September 30, 2014, the Fund’s primary benchmark was the MSCI World Index.

±± Prior to September 30, 2014, the Fund’s secondary benchmark was the 1 Month LIBOR +5%.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.50% for Institutional Class shares, 1.60% for Class P shares, 1.75% for Administrative Class shares, 2.10% for Class D shares, 2.10% for Class A shares, 2.85% for Class C shares, and 2.35% for Class R shares.

Portfolio Insights

»

PIMCO Global Multi-Asset Fund seeks total return which exceeds that of a blend of 60% MSCI All Country World Index/40% Barclays Global Aggregate Index (USD Hedged), by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Prior to September 30, 2014, the PIMCO Global Multi-Asset Fund sought maximum long-term absolute return consistent with prudent management of portfolio volatility, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the 1940 Act, Fixed Income Instruments, equity securities, forwards and derivatives.

»	Exposure to developed market equities benefited performance as the MSCI World Index posted positive returns during the reporting period.

»	An allocation to emerging market equities benefited performance as the MSCI Emerging Markets Index posted positive returns during the reporting period.

»

The Fund’s effective duration positioning (or sensitivity to changes in market interest rates) benefited performance, driven by long positioning in the U.S. and Australia, as sovereign yields in both markets declined over the reporting period.

»	Holdings of Inflation-linked bonds focused on U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as U.S. TIPS generally posted positive returns during the reporting period.

»	Exposure to real estate investment trusts (“REITs”) benefited performance as REITs generally posted positive returns during the reporting period.

»

Tail-risk hedges, such as put options on U.S. equities (which seek to limit portfolio losses amid large market declines), detracted from performance as the S&P 500 Index posted positive returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	15

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2014 to September 30, 2014 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO RealRetirement® 2015 Fund
Institutional Class	$1,000.00	$1,023.80	$0.41	$1,000.00	$1,024.67	$0.41	0.08%
Class P	1,000.00	1,023.40	0.91	1,000.00	1,024.17	0.91	0.18
Administrative Class	1,000.00	1,022.70	1.67	1,000.00	1,023.41	1.67	0.33
Class D	1,000.00	1,020.50	2.94	1,000.00	1,022.16	2.94	0.58
Class A	1,000.00	1,021.30	2.94	1,000.00	1,022.16	2.94	0.58
Class C	1,000.00	1,018.00	6.73	1,000.00	1,018.40	6.73	1.33
Class R	1,000.00	1,020.50	4.20	1,000.00	1,020.91	4.20	0.83
PIMCO RealRetirement® 2020 Fund
Institutional Class	$1,000.00	$1,023.50	$0.51	$1,000.00	$1,024.57	$0.51	0.10%
Class P	1,000.00	1,023.10	1.01	1,000.00	1,024.07	1.01	0.20
Administrative Class	1,000.00	1,023.10	1.78	1,000.00	1,023.31	1.78	0.35
Class D	1,000.00	1,021.20	3.04	1,000.00	1,022.06	3.04	0.60
Class A	1,000.00	1,021.20	3.04	1,000.00	1,022.06	3.04	0.60
Class C	1,000.00	1,017.90	6.83	1,000.00	1,018.30	6.83	1.35
Class R	1,000.00	1,019.90	4.30	1,000.00	1,020.81	4.31	0.85

16	PIMCO ASSET ALLOCATION FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO RealRetirement® 2025 Fund
Institutional Class	$1,000.00	$1,024.00	$0.61	$1,000.00	$1,024.47	$0.61	0.12%
Class P	1,000.00	1,023.60	1.12	1,000.00	1,023.97	1.12	0.22
Administrative Class	1,000.00	1,022.90	1.88	1,000.00	1,023.21	1.88	0.37
Class D	1,000.00	1,020.70	3.14	1,000.00	1,021.96	3.14	0.62
Class A	1,000.00	1,021.50	3.14	1,000.00	1,021.96	3.14	0.62
Class C	1,000.00	1,017.40	6.93	1,000.00	1,018.20	6.93	1.37
Class R	1,000.00	1,019.70	4.40	1,000.00	1,020.71	4.41	0.87
PIMCO RealRetirement® 2030 Fund
Institutional Class	$1,000.00	$1,024.90	$0.61	$1,000.00	$1,024.47	$0.61	0.12%
Class P	1,000.00	1,023.20	1.12	1,000.00	1,023.97	1.12	0.22
Administrative Class	1,000.00	1,022.50	1.88	1,000.00	1,023.21	1.88	0.37
Class D	1,000.00	1,022.60	3.14	1,000.00	1,021.96	3.14	0.62
Class A	1,000.00	1,021.30	3.14	1,000.00	1,021.96	3.14	0.62
Class C	1,000.00	1,018.00	6.93	1,000.00	1,018.20	6.93	1.37
Class R	1,000.00	1,021.20	4.41	1,000.00	1,020.71	4.41	0.87
PIMCO RealRetirement® 2035 Fund
Institutional Class	$1,000.00	$1,025.10	$0.61	$1,000.00	$1,024.47	$0.61	0.12%
Class P	1,000.00	1,024.60	1.12	1,000.00	1,023.97	1.12	0.22
Administrative Class	1,000.00	1,023.00	1.88	1,000.00	1,023.21	1.88	0.37
Class D	1,000.00	1,022.70	3.14	1,000.00	1,021.96	3.14	0.62
Class A	1,000.00	1,021.70	3.14	1,000.00	1,021.96	3.14	0.62
Class C	1,000.00	1,019.40	6.94	1,000.00	1,018.20	6.93	1.37
Class R	1,000.00	1,021.00	4.41	1,000.00	1,020.71	4.41	0.87
PIMCO RealRetirement® 2040 Fund
Institutional Class	$1,000.00	$1,021.30	$0.66	$1,000.00	$1,024.42	$0.66	0.13%
Class P	1,000.00	1,020.90	1.17	1,000.00	1,023.92	1.17	0.23
Administrative Class	1,000.00	1,021.50	1.93	1,000.00	1,023.16	1.93	0.38
Class D	1,000.00	1,019.10	3.19	1,000.00	1,021.91	3.19	0.63
Class A	1,000.00	1,019.10	3.19	1,000.00	1,021.91	3.19	0.63
Class C	1,000.00	1,014.70	6.97	1,000.00	1,018.15	6.98	1.38
Class R	1,000.00	1,017.90	4.45	1,000.00	1,020.66	4.46	0.88
PIMCO RealRetirement® 2045 Fund
Institutional Class	$1,000.00	$1,020.80	$0.76	$1,000.00	$1,024.32	$0.76	0.15%
Class P	1,000.00	1,019.50	1.27	1,000.00	1,023.82	1.27	0.25
Administrative Class	1,000.00	1,018.80	2.02	1,000.00	1,023.06	2.03	0.40
Class D	1,000.00	1,018.70	3.29	1,000.00	1,021.81	3.29	0.65
Class A	1,000.00	1,018.40	3.29	1,000.00	1,021.81	3.29	0.65
Class C	1,000.00	1,014.10	7.07	1,000.00	1,018.05	7.08	1.40
Class R	1,000.00	1,016.60	4.55	1,000.00	1,020.56	4.56	0.90
PIMCO RealRetirement® 2050 Fund
Institutional Class	$1,000.00	$1,023.50	$0.76	$1,000.00	$1,024.32	$0.76	0.15%
Class P	1,000.00	1,023.10	1.27	1,000.00	1,023.82	1.27	0.25
Administrative Class	1,000.00	1,022.50	2.03	1,000.00	1,023.06	2.03	0.40
Class D	1,000.00	1,020.70	3.29	1,000.00	1,021.81	3.29	0.65
Class A	1,000.00	1,020.20	3.29	1,000.00	1,021.81	3.29	0.65
Class C	1,000.00	1,016.80	7.08	1,000.00	1,018.05	7.08	1.40
Class R	1,000.00	1,019.20	4.56	1,000.00	1,020.56	4.56	0.90

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	17

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO RealRetirement® Income and Distribution Fund
Institutional Class	$1,000.00	$1,024.80	$0.20	$1,000.00	$1,024.87	$0.20	0.04%
Class P	1,000.00	1,024.40	0.71	1,000.00	1,024.37	0.71	0.14
Administrative Class	1,000.00	1,023.70	1.47	1,000.00	1,023.61	1.47	0.29
Class D	1,000.00	1,022.70	2.74	1,000.00	1,022.36	2.74	0.54
Class A	1,000.00	1,022.30	2.74	1,000.00	1,022.36	2.74	0.54
Class C	1,000.00	1,019.20	6.53	1,000.00	1,018.60	6.53	1.29
Class R	1,000.00	1,021.40	4.00	1,000.00	1,021.11	4.00	0.79
PIMCO Global Multi-Asset Fund
Institutional Class	$1,000.00	$1,060.80	$2.84	$1,000.00	$1,022.31	$2.79	0.55%
Class P	1,000.00	1,060.30	3.36	1,000.00	1,021.81	3.29	0.65
Administrative Class	1,000.00	1,059.20	4.13	1,000.00	1,021.06	4.05	0.80
Class D	1,000.00	1,057.70	5.93	1,000.00	1,019.30	5.82	1.15
Class A	1,000.00	1,057.70	5.93	1,000.00	1,019.30	5.82	1.15
Class C	1,000.00	1,054.50	9.79	1,000.00	1,015.54	9.60	1.90
Class R	1,000.00	1,056.00	7.22	1,000.00	1,018.05	7.08	1.40

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

18	PIMCO ASSET ALLOCATION FUNDS

Benchmark Descriptions

Index	Description

1 Month LIBOR +5%	The 1 Month LIBOR +5% benchmark is created by adding 5% to the annual return of 1 Month LIBOR. The 1 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (1 month) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

60% MSCI All Country World Index/40% Barclays Global Aggregate USD Hedged	The benchmark is a blend of 60% MSCI All Country World Index/40% Barclays Global Aggregate USD Hedged. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Barclays Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. It is not possible to invest directly in an unmanaged index.

MSCI All Country World Index	The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

Real Return Target 2015 Index	Real Return Target 2015 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Real Return Target 2020 Index	Real Return Target 2020 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Real Return Target 2025 Index	Real Return Target 2025 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Real Return Target 2030 Index	Real Return Target 2030 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Real Return Target 2035 Index	Real Return Target 2035 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	19

Benchmark Descriptions (Cont.)

Index	Description

Real Return Target 2040 Index	Real Return Target 2040 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Real Return Target 2045 Index	Real Return Target 2045 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Real Return Target 40+ Index	Real Return Target 40+ Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Real Return Target Today Index	Real Return Target Today Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

20	PIMCO ASSET ALLOCATION FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	21

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO RealRetirement® 2015 Fund
Institutional Class
04/01/2014 - 09/30/2014+	$10.17	$0.13	$0.11	$0.24	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2014	10.36	0.31	(0.23)	0.08	(0.27)	0.00	0.00	(0.27)
03/31/2013	9.97	0.42	0.44	0.86	(0.47)	0.00	0.00	(0.47)
06/30/2011 - 03/31/2012	10.00	0.37	(0.20)	0.17	(0.20)	0.00	0.00	(0.20)
Class P
04/01/2014 - 09/30/2014+	10.17	0.13	0.11	0.24	(0.10)	0.00	0.00	(0.10)
03/31/2014	10.36	0.28	(0.21)	0.07	(0.26)	0.00	0.00	(0.26)
03/31/2013	9.97	0.56	0.29	0.85	(0.46)	0.00	0.00	(0.46)
10/31/2011 - 03/31/2012	9.90	0.20	0.07	0.27	(0.20)	0.00	0.00	(0.20)
Administrative Class
04/01/2014 - 09/30/2014+	10.17	0.12	0.11	0.23	(0.09)	0.00	0.00	(0.09)
03/31/2014	10.36	0.28	(0.22)	0.06	(0.25)	0.00	0.00	(0.25)
03/31/2013	9.95	0.45	0.39	0.84	(0.43)	0.00	0.00	(0.43)
06/30/2011 - 03/31/2012	10.00	0.26	(0.11)	0.15	(0.20)	0.00	0.00	(0.20)
Class D
04/01/2014 - 09/30/2014+	10.20	0.11	0.10	0.21	(0.08)	0.00	0.00	(0.08)
03/31/2014	10.38	0.25	(0.20)	0.05	(0.23)	0.00	0.00	(0.23)
03/31/2013	9.96	0.43	0.37	0.80	(0.38)	0.00	0.00	(0.38)
06/30/2011 - 03/31/2012	10.00	0.21	(0.07)	0.14	(0.18)	0.00	0.00	(0.18)
Class A
04/01/2014 - 09/30/2014+	10.21	0.10	0.12	0.22	(0.08)	0.00	0.00	(0.08)
03/31/2014	10.40	0.25	(0.21)	0.04	(0.23)	0.00	0.00	(0.23)
03/31/2013	9.96	0.40	0.41	0.81	(0.37)	0.00	0.00	(0.37)
06/30/2011 - 03/31/2012	10.00	0.18	(0.04)	0.14	(0.18)	0.00	0.00	(0.18)
Class C
04/01/2014 - 09/30/2014+	10.22	0.07	0.11	0.18	(0.04)	0.00	0.00	(0.04)
03/31/2014	10.42	0.18	(0.22)	(0.04)	(0.16)	0.00	0.00	(0.16)
03/31/2013	9.94	0.31	0.42	0.73	(0.25)	0.00	0.00	(0.25)
06/30/2011 - 03/31/2012	10.00	0.22	(0.14)	0.08	(0.14)	0.00	0.00	(0.14)
Class R
04/01/2014 - 09/30/2014+	10.15	0.09	0.12	0.21	(0.07)	0.00	0.00	(0.07)
03/31/2014	10.34	0.20	(0.19)	0.01	(0.20)	0.00	0.00	(0.20)
03/31/2013	9.95	0.39	0.39	0.78	(0.39)	0.00	0.00	(0.39)
06/30/2011 - 03/31/2012	10.00	0.22	(0.11)	0.11	(0.16)	0.00	0.00	(0.16)

PIMCO RealRetirement® 2020 Fund
Institutional Class
04/01/2014 - 09/30/2014+	$8.33	$0.10	$0.10	$0.20	$(0.09)	$0.00	$0.00	$(0.09)
03/31/2014	8.47	0.25	(0.15)	0.10	(0.23)	0.00	(0.01)	(0.24)
03/31/2013	8.17	0.38	0.35	0.73	(0.38)	0.00	(0.05)	(0.43)
03/31/2012	8.28	0.41	(0.18)	0.23	(0.31)	(0.03)	0.00	(0.34)
03/31/2011	8.10	0.60	0.17	0.77	(0.59)	0.00	0.00	(0.59)
03/31/2010	6.40	0.36	1.64	2.00	(0.30)	0.00	0.00	(0.30)
Class P
04/01/2014 - 09/30/2014+	8.33	0.10	0.09	0.19	(0.08)	0.00	0.00	(0.08)
03/31/2014	8.47	0.25	(0.16)	0.09	(0.22)	0.00	(0.01)	(0.23)
03/31/2013	8.18	0.47	0.24	0.71	(0.37)	0.00	(0.05)	(0.42)
10/31/2011 - 03/31/2012	8.18	0.15	0.07	0.22	(0.19)	(0.03)	0.00	(0.22)
Administrative Class
04/01/2014 - 09/30/2014+	8.50	0.09	0.11	0.20	(0.08)	0.00	0.00	(0.08)
03/31/2014	8.64	0.24	(0.16)	0.08	(0.20)	0.00	(0.02)	(0.22)
03/31/2013	8.31	0.38	0.34	0.72	(0.34)	0.00	(0.05)	(0.39)
03/31/2012	8.42	0.37	(0.16)	0.21	(0.29)	(0.03)	0.00	(0.32)
03/31/2011	8.15	0.59	0.17	0.76	(0.49)	0.00	0.00	(0.49)
03/31/2010	6.40	0.88	1.10	1.98	(0.23)	0.00	0.00	(0.23)

Please see footnotes on page 36.

22	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.31	2.38%	$20,538	0.08	%*	0.58	%*	0.08	%*	0.58	%*	2.52	%*	7%
10.17	0.88	19,391	0.17	(b)	0.67	(b)	0.17	(b)	0.67	(b)	3.04		27
10.36	8.77	16,901	0.23		0.75		0.23		0.75		4.08		12
9.97	1.75	8,663	0.31	*	1.00	*	0.31	*	1.00	*	4.90	*	24

10.31	2.34	281	0.18	*	0.68	*	0.18	*	0.68	*	2.41	*	7
10.17	0.78	270	0.27	(b)	0.77	(b)	0.27	(b)	0.77	(b)	2.73		27
10.36	8.67	234	0.33		0.85		0.33		0.85		5.42		12
9.97	2.74	10	0.41	*	1.10	*	0.41	*	1.10	*	4.89	*	24

10.31	2.27	33,859	0.33	*	0.83	*	0.33	*	0.83	*	2.26	*	7
10.17	0.65	28,697	0.42	(b)	0.92	(b)	0.42	(b)	0.92	(b)	2.76		27
10.36	8.51	25,740	0.48		1.00		0.48		1.00		4.34		12
9.95	1.50	8,747	0.56	*	1.25	*	0.56	*	1.25	*	3.46	*	24

10.33	2.05	1,032	0.58	*	1.08	*	0.58	*	1.08	*	2.02	*	7
10.20	0.48	986	0.67	(b)	1.17	(b)	0.67	(b)	1.17	(b)	2.46		27
10.38	8.15	1,344	0.73		1.25		0.73		1.25		4.13		12
9.96	1.45	377	0.81	*	1.50	*	0.81	*	1.50	*	2.76	*	24

10.35	2.13	3,020	0.58	*	1.08	*	0.58	*	1.08	*	1.98	*	7
10.21	0.40	3,721	0.67	(b)	1.17	(b)	0.67	(b)	1.17	(b)	2.46		27
10.40	8.24	3,209	0.73		1.25		0.73		1.25		3.85		12
9.96	1.48	1,630	0.81	*	1.50	*	0.81	*	1.50	*	2.43	*	24

10.36	1.80	796	1.33	*	1.83	*	1.33	*	1.83	*	1.25	*	7
10.22	(0.34)	873	1.42	(b)	1.92	(b)	1.42	(b)	1.92	(b)	1.81		27
10.42	7.35	529	1.48		2.00		1.48		2.00		3.04		12
9.94	0.87	209	1.56	*	2.25	*	1.56	*	2.25	*	2.91	*	24

10.29	2.05	180	0.83	*	1.33	*	0.83	*	1.33	*	1.78	*	7
10.15	0.12	170	0.92	(b)	1.42	(b)	0.92	(b)	1.42	(b)	1.98		27
10.34	7.96	184	0.98		1.50		0.98		1.50		3.72		12
9.95	1.17	10	1.06	*	1.75	*	1.06	*	1.75	*	2.94	*	24

$8.44	2.35%	$42,393	0.10	%*	0.60	%*	0.10	%*	0.60	%*	2.43	%*	9%
8.33	1.22	36,706	0.17	(c)	0.67	(c)	0.17	(c)	0.67	(c)	3.03		38
8.47	9.03	31,921	0.22		0.75		0.22		0.75		4.46		11
8.17	2.93	18,089	0.31		0.75		0.31		0.75		4.95		25
8.28	9.69	4,748	0.40		0.75		0.40		0.75		7.24		1
8.10	31.41	3,350	0.39		0.75		0.39		0.75		4.68		13

8.44	2.31	788	0.20	*	0.70	*	0.20	*	0.70	*	2.32	*	9
8.33	1.13	746	0.27	(c)	0.77	(c)	0.27	(c)	0.77	(c)	3.04		38
8.47	8.80	249	0.32		0.85		0.32		0.85		5.49		11
8.18	2.76	10	0.41	*	0.85	*	0.41	*	0.85	*	4.48	*	25

8.62	2.31	61,620	0.35	*	0.85	*	0.35	*	0.85	*	2.16	*	9
8.50	0.96	47,488	0.42	(c)	0.92	(c)	0.42	(c)	0.92	(c)	2.79		38
8.64	8.74	41,461	0.47		1.00		0.47		1.00		4.41		11
8.31	2.69	17,612	0.56		1.00		0.56		1.00		4.44		25
8.42	9.52	374	0.65		1.00		0.65		1.00		7.05		1
8.15	31.07	26	0.73		1.00		0.73		1.00		10.98		13

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO RealRetirement® 2020 Fund (Cont.)
Class D
04/01/2014 - 09/30/2014+	$8.34	$0.08	$0.10	$0.18	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2014	8.49	0.20	(0.15)	0.05	(0.19)	0.00	(0.01)	(0.20)
03/31/2013	8.14	0.32	0.36	0.68	(0.28)	0.00	(0.05)	(0.33)
03/31/2012	8.25	0.28	(0.09)	0.19	(0.27)	(0.03)	0.00	(0.30)
03/31/2011	8.07	0.54	0.18	0.72	(0.54)	0.00	0.00	(0.54)
03/31/2010	6.39	0.49	1.46	1.95	(0.27)	0.00	0.00	(0.27)
Class A
04/01/2014 - 09/30/2014+	8.31	0.08	0.10	0.18	(0.07)	0.00	0.00	(0.07)
03/31/2014	8.46	0.21	(0.16)	0.05	(0.19)	0.00	(0.01)	(0.20)
03/31/2013	8.13	0.36	0.32	0.68	(0.30)	0.00	(0.05)	(0.35)
03/31/2012	8.24	0.28	(0.09)	0.19	(0.27)	(0.03)	0.00	(0.30)
03/31/2011	8.06	0.54	0.18	0.72	(0.54)	0.00	0.00	(0.54)
03/31/2010	6.39	0.38	1.55	1.93	(0.26)	0.00	0.00	(0.26)
Class C
04/01/2014 - 09/30/2014+	8.37	0.05	0.10	0.15	(0.04)	0.00	0.00	(0.04)
03/31/2014	8.52	0.16	(0.17)	(0.01)	(0.13)	0.00	(0.01)	(0.14)
03/31/2013	8.12	0.25	0.37	0.62	(0.17)	0.00	(0.05)	(0.22)
03/31/2012	8.23	0.21	(0.08)	0.13	(0.21)	(0.03)	0.00	(0.24)
03/31/2011	8.06	0.47	0.19	0.66	(0.49)	0.00	0.00	(0.49)
03/31/2010	6.39	0.41	1.48	1.89	(0.22)	0.00	0.00	(0.22)
Class R
04/01/2014 - 09/30/2014+	8.37	0.07	0.10	0.17	(0.06)	0.00	0.00	(0.06)
03/31/2014	8.52	0.22	(0.18)	0.04	(0.18)	0.00	(0.01)	(0.19)
03/31/2013	8.15	0.30	0.37	0.67	(0.25)	0.00	(0.05)	(0.30)
03/31/2012	8.25	0.24	(0.07)	0.17	(0.24)	(0.03)	0.00	(0.27)
03/31/2011	8.07	0.51	0.19	0.70	(0.52)	0.00	0.00	(0.52)
03/31/2010	6.40	0.42	1.51	1.93	(0.26)	0.00	0.00	(0.26)

PIMCO RealRetirement® 2025 Fund
Institutional Class
04/01/2014 - 09/30/2014+	$10.19	$0.14	$0.11	$0.25	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2014	10.29	0.34	(0.12)	0.22	(0.32)	0.00	0.00	(0.32)
03/31/2013	9.87	0.47	0.46	0.93	(0.48)	0.00	(0.03)	(0.51)
06/30/2011 - 03/31/2012	10.00	0.50	(0.39)	0.11	(0.24)	0.00	0.00	(0.24)
Class P
04/01/2014 - 09/30/2014+	10.19	0.13	0.11	0.24	(0.11)	0.00	0.00	(0.11)
03/31/2014	10.29	0.32	(0.11)	0.21	(0.31)	0.00	0.00	(0.31)
03/31/2013	9.87	0.62	0.30	0.92	(0.47)	0.00	(0.03)	(0.50)
10/31/2011 - 03/31/2012	9.71	0.27	0.13	0.40	(0.24)	0.00	0.00	(0.24)
Administrative Class
04/01/2014 - 09/30/2014+	10.19	0.13	0.10	0.23	(0.10)	0.00	0.00	(0.10)
03/31/2014	10.29	0.32	(0.13)	0.19	(0.29)	0.00	0.00	(0.29)
03/31/2013	9.85	0.49	0.42	0.91	(0.44)	0.00	(0.03)	(0.47)
06/30/2011 - 03/31/2012	10.00	0.33	(0.24)	0.09	(0.24)	0.00	0.00	(0.24)
Class D
04/01/2014 - 09/30/2014+	10.20	0.11	0.10	0.21	(0.09)	0.00	0.00	(0.09)
03/31/2014	10.30	0.29	(0.12)	0.17	(0.27)	0.00	0.00	(0.27)
03/31/2013	9.84	0.47	0.42	0.89	(0.40)	0.00	(0.03)	(0.43)
06/30/2011 - 03/31/2012	10.00	0.34	(0.27)	0.07	(0.23)	0.00	0.00	(0.23)
Class A
04/01/2014 - 09/30/2014+	10.21	0.11	0.11	0.22	(0.09)	0.00	0.00	(0.09)
03/31/2014	10.31	0.30	(0.13)	0.17	(0.27)	0.00	0.00	(0.27)
03/31/2013	9.85	0.51	0.38	0.89	(0.40)	0.00	(0.03)	(0.43)
06/30/2011 - 03/31/2012	10.00	0.21	(0.13)	0.08	(0.23)	0.00	0.00	(0.23)

Please see footnotes on page 36.

24	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$8.45	2.12%	$3,130	0.60	%*	1.10	%*	0.60	%*	1.10	%*	1.90	%*	9%
8.34	0.62	3,356	0.67	(c)	1.17	(c)	0.67	(c)	1.17	(c)	2.39		38
8.49	8.51	3,668	0.72		1.25		0.72		1.25		3.77		11
8.14	2.46	2,600	0.82	(d)	1.26	(d)	0.82	(d)	1.26	(d)	3.43		25
8.25	9.15	1,847	1.00		1.35		1.00		1.35		6.52		1
8.07	30.61	1,001	1.03		1.35		1.03		1.35		6.28		13

8.42	2.12	7,372	0.60	*	1.10	*	0.60	*	1.10	*	1.89	*	9
8.31	0.63	8,731	0.67	(c)	1.17	(c)	0.67	(c)	1.17	(c)	2.57		38
8.46	8.47	8,028	0.72		1.25		0.72		1.25		4.24		11
8.13	2.48	3,077	0.82	(d)	1.26	(d)	0.82	(d)	1.26	(d)	3.48		25
8.24	9.15	2,068	1.00		1.35		1.00		1.35		6.50		1
8.06	30.37	1,036	1.03		1.35		1.03		1.35		4.93		13

8.48	1.79	3,852	1.35	*	1.85	*	1.35	*	1.85	*	1.18	*	9
8.37	(0.04)	3,503	1.42	(c)	1.92	(c)	1.42	(c)	1.92	(c)	1.96		38
8.52	7.66	2,112	1.47		2.00		1.47		2.00		3.01		11
8.12	1.72	1,122	1.57	(d)	2.01	(d)	1.57	(d)	2.01	(d)	2.60		25
8.23	8.33	1,106	1.75		2.10		1.75		2.10		5.69		1
8.06	29.69	488	1.78		2.10		1.78		2.10		5.18		13

8.48	1.99	2,265	0.85	*	1.35	*	0.85	*	1.35	*	1.64	*	9
8.37	0.46	2,860	0.92	(c)	1.42	(c)	0.92	(c)	1.42	(c)	2.65		38
8.52	8.27	1,155	0.97		1.50		0.97		1.50		3.57		11
8.15	2.19	692	1.07	(d)	1.51	(d)	1.07	(d)	1.51	(d)	2.93		25
8.25	8.87	765	1.25		1.60		1.25		1.60		6.17		1
8.07	30.22	466	1.33		1.60		1.33		1.60		5.28		13

$10.32	2.40%	$31,831	0.12	%*	0.63	%*	0.12	%*	0.63	%*	2.68	%*	7%
10.19	2.21	28,681	0.16	(e)	0.69	(e)	0.16	(e)	0.69	(e)	3.37		29
10.29	9.60	23,011	0.19		0.75		0.19		0.75		4.60		9
9.87	1.20	10,159	0.26	*	0.95	*	0.26	*	0.95	*	6.82	*	27

10.32	2.36	1,301	0.22	*	0.73	*	0.22	*	0.73	*	2.57	*	7
10.19	2.11	1,226	0.26	(e)	0.79	(e)	0.26	(e)	0.79	(e)	3.19		29
10.29	9.49	943	0.29		0.85		0.29		0.85		6.05		9
9.87	4.19	10	0.36	*	1.05	*	0.36	*	1.05	*	6.71	*	27

10.32	2.29	57,155	0.37	*	0.88	*	0.37	*	0.88	*	2.42	*	7
10.19	1.97	43,186	0.41	(e)	0.94	(e)	0.41	(e)	0.94	(e)	3.12		29
10.29	9.36	39,958	0.44		1.00		0.44		1.00		4.80		9
9.85	0.95	12,019	0.51	*	1.20	*	0.51	*	1.20	*	4.49	*	27

10.32	2.07	2,485	0.62	*	1.13	*	0.62	*	1.13	*	2.14	*	7
10.20	1.75	2,693	0.66	(e)	1.19	(e)	0.66	(e)	1.19	(e)	2.84		29
10.30	9.15	1,891	0.69		1.25		0.69		1.25		4.59		9
9.84	0.76	311	0.76	*	1.45	*	0.76	*	1.45	*	4.59	*	27

10.34	2.15	2,591	0.62	*	1.13	*	0.62	*	1.13	*	2.10	*	7
10.21	1.74	3,610	0.66	(e)	1.19	(e)	0.66	(e)	1.19	(e)	2.95		29
10.31	9.12	2,571	0.69		1.25		0.69		1.25		5.06		9
9.85	0.82	579	0.76	*	1.45	*	0.76	*	1.45	*	2.83	*	27

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO RealRetirement® 2025 Fund (Cont.)
Class C
04/01/2014 - 09/30/2014+	$10.21	$0.08	$0.10	$0.18	$(0.06)	$0.00	$0.00	$(0.06)
03/31/2014	10.32	0.23	(0.13)	0.10	(0.21)	0.00	0.00	(0.21)
03/31/2013	9.82	0.31	0.49	0.80	(0.27)	0.00	(0.03)	(0.30)
06/30/2011 - 03/31/2012	10.00	0.30	(0.28)	0.02	(0.20)	0.00	0.00	(0.20)
Class R
04/01/2014 - 09/30/2014+	10.20	0.10	0.10	0.20	(0.08)	0.00	0.00	(0.08)
03/31/2014	10.30	0.28	(0.13)	0.15	(0.25)	0.00	0.00	(0.25)
03/31/2013	9.84	0.28	0.57	0.85	(0.36)	0.00	(0.03)	(0.39)
06/30/2011 - 03/31/2012	10.00	0.26	(0.21)	0.05	(0.21)	0.00	0.00	(0.21)

PIMCO RealRetirement® 2030 Fund
Institutional Class
04/01/2014 - 09/30/2014+	$8.06	$0.12	$0.08	$0.20	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2014	8.06	0.29	(0.02)	0.27	(0.27)	0.00	0.00	(0.27)
03/31/2013	7.68	0.42	0.40	0.82	(0.37)	0.00	(0.07)	(0.44)
03/31/2012	7.93	0.43	(0.34)	0.09	(0.32)	(0.02)	0.00	(0.34)
03/31/2011	7.76	0.59	0.22	0.81	(0.64)	0.00	0.00	(0.64)
03/31/2010	5.92	0.37	1.78	2.15	(0.24)	(0.07)	0.00	(0.31)
Class P
04/01/2014 - 09/30/2014+	8.07	0.12	0.07	0.19	(0.10)	0.00	0.00	(0.10)
03/31/2014	8.06	0.27	0.01	0.28	(0.27)	0.00	0.00	(0.27)
03/31/2013	7.68	0.50	0.31	0.81	(0.36)	0.00	(0.07)	(0.43)
10/31/2011 - 03/31/2012	7.66	0.20	0.04	0.24	(0.20)	(0.02)	0.00	(0.22)
Administrative Class
04/01/2014 - 09/30/2014+	8.07	0.11	0.07	0.18	(0.09)	0.00	0.00	(0.09)
03/31/2014	8.07	0.27	(0.02)	0.25	(0.25)	0.00	0.00	(0.25)
03/31/2013	7.68	0.39	0.40	0.79	(0.33)	0.00	(0.07)	(0.40)
03/31/2012	7.93	0.45	(0.37)	0.08	(0.31)	(0.02)	0.00	(0.33)
03/31/2011	7.76	0.57	0.23	0.80	(0.63)	0.00	0.00	(0.63)
03/31/2010	5.93	0.32	1.81	2.13	(0.23)	(0.07)	0.00	(0.30)
Class D
04/01/2014 - 09/30/2014+	8.05	0.10	0.08	0.18	(0.08)	0.00	0.00	(0.08)
03/31/2014	8.05	0.23	0.00	0.23	(0.23)	0.00	0.00	(0.23)
03/31/2013	7.63	0.34	0.43	0.77	(0.28)	0.00	(0.07)	(0.35)
03/31/2012	7.89	0.35	(0.30)	0.05	(0.29)	(0.02)	0.00	(0.31)
03/31/2011	7.73	0.57	0.19	0.76	(0.60)	0.00	0.00	(0.60)
03/31/2010	5.91	0.58	1.52	2.10	(0.21)	(0.07)	0.00	(0.28)
Class A
04/01/2014 - 09/30/2014+	8.03	0.10	0.07	0.17	(0.08)	0.00	0.00	(0.08)
03/31/2014	8.03	0.25	(0.01)	0.24	(0.24)	0.00	0.00	(0.24)
03/31/2013	7.63	0.40	0.37	0.77	(0.30)	0.00	(0.07)	(0.37)
03/31/2012	7.89	0.32	(0.27)	0.05	(0.29)	(0.02)	0.00	(0.31)
03/31/2011	7.73	0.54	0.22	0.76	(0.60)	0.00	0.00	(0.60)
03/31/2010	5.91	0.45	1.65	2.10	(0.21)	(0.07)	0.00	(0.28)
Class C
04/01/2014 - 09/30/2014+	8.09	0.07	0.08	0.15	(0.06)	0.00	0.00	(0.06)
03/31/2014	8.10	0.23	(0.05)	0.18	(0.19)	0.00	0.00	(0.19)
03/31/2013	7.59	0.24	0.46	0.70	(0.12)	0.00	(0.07)	(0.19)
03/31/2012	7.84	0.26	(0.26)	0.00	(0.23)	(0.02)	0.00	(0.25)
03/31/2011	7.69	0.50	0.20	0.70	(0.55)	0.00	0.00	(0.55)
03/31/2010	5.90	0.46	1.57	2.03	(0.17)	(0.07)	0.00	(0.24)
Class R
04/01/2014 - 09/30/2014+	8.08	0.09	0.08	0.17	(0.07)	0.00	0.00	(0.07)
03/31/2014	8.09	0.28	(0.07)	0.21	(0.22)	0.00	0.00	(0.22)
03/31/2013	7.66	0.30	0.45	0.75	(0.25)	0.00	(0.07)	(0.32)
03/31/2012	7.90	0.25	(0.21)	0.04	(0.26)	(0.02)	0.00	(0.28)
03/31/2011	7.74	0.53	0.21	0.74	(0.58)	0.00	0.00	(0.58)
03/31/2010	5.92	0.47	1.62	2.09	(0.20)	(0.07)	0.00	(0.27)

Please see footnotes on page 36.

26	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.33	1.74%	$854	1.37	%*	1.88	%*	1.37	%*	1.88	%*	1.43	%*	7%
10.21	0.99	775	1.41	(e)	1.94	(e)	1.41	(e)	1.94	(e)	2.26		29
10.32	8.28	328	1.44		2.00		1.44		2.00		3.03		9
9.82	0.23	48	1.51	*	2.20	*	1.51	*	2.20	*	4.08	*	27

10.32	1.97	1,842	0.87	*	1.38	*	0.87	*	1.38	*	1.96	*	7
10.20	1.53	1,359	0.91	(e)	1.44	(e)	0.91	(e)	1.44	(e)	2.75		29
10.30	8.75	391	0.94		1.50		0.94		1.50		2.78		9
9.84	0.59	81	1.01	*	1.70	*	1.01	*	1.70	*	3.47	*	27

$8.16	2.49%	$44,457	0.12	%*	0.65	%*	0.12	%*	0.65	%*	2.91	%*	9%
8.06	3.50	40,591	0.18	(f)	0.72	(f)	0.18	(f)	0.72	(f)	3.62		29
8.06	10.83	28,693	0.23		0.80		0.23		0.80		5.23		3
7.68	1.33	10,070	0.35		0.80		0.35		0.80		5.64		21
7.93	10.83	4,098	0.44		0.80		0.44		0.80		7.43		3
7.76	36.55	3,607	0.41		0.80		0.41		0.80		5.08		9

8.16	2.32	1,430	0.22	*	0.75	*	0.22	*	0.75	*	2.84	*	9
8.07	3.54	1,306	0.28	(f)	0.82	(f)	0.28	(f)	0.82	(f)	3.37		29
8.06	10.72	817	0.33		0.90		0.33		0.90		6.30		3
7.68	3.26	10	0.45	*	0.90	*	0.45	*	0.90	*	6.41	*	21

8.16	2.25	78,960	0.37	*	0.90	*	0.37	*	0.90	*	2.66	*	9
8.07	3.26	61,245	0.43	(f)	0.97	(f)	0.43	(f)	0.97	(f)	3.43		29
8.07	10.49	49,990	0.48		1.05		0.48		1.05		4.86		3
7.68	1.15	16,505	0.60		1.05		0.60		1.05		5.84		21
7.93	10.58	11	0.69		1.05		0.69		1.05		7.26		3
7.76	36.00	10	0.66		1.05		0.66		1.05		4.45		9

8.15	2.26	3,013	0.62	*	1.15	*	0.62	*	1.15	*	2.39	*	9
8.05	3.01	3,166	0.68	(f)	1.22	(f)	0.68	(f)	1.22	(f)	2.86		29
8.05	10.26	3,231	0.73		1.30		0.73		1.30		4.27		3
7.63	0.77	2,250	0.86	(d)	1.31	(d)	0.86	(d)	1.31	(d)	4.50		21
7.89	10.15	1,317	1.04		1.40		1.04		1.40		7.24		3
7.73	35.74	894	1.05		1.40		1.05		1.40		7.68		9

8.12	2.13	6,067	0.62	*	1.15	*	0.62	*	1.15	*	2.33	*	9
8.03	3.03	8,862	0.68	(f)	1.22	(f)	0.68	(f)	1.22	(f)	3.20		29
8.03	10.28	7,599	0.73		1.30		0.73		1.30		5.10		3
7.63	0.78	2,186	0.86	(d)	1.31	(d)	0.86	(d)	1.31	(d)	4.20		21
7.89	10.14	941	1.04		1.40		1.04		1.40		6.85		3
7.73	35.68	565	1.05		1.40		1.05		1.40		6.09		9

8.18	1.80	2,429	1.37	*	1.90	*	1.37	*	1.90	*	1.69	*	9
8.09	2.25	2,072	1.43	(f)	1.97	(f)	1.43	(f)	1.97	(f)	2.87		29
8.10	9.36	1,136	1.48		2.05		1.48		2.05		3.02		3
7.59	0.16	1,386	1.61	(d)	2.06	(d)	1.61	(d)	2.06	(d)	3.44		21
7.84	9.29	1,455	1.79		2.15		1.79		2.15		6.40		3
7.69	34.55	872	1.80		2.15		1.80		2.15		6.20		9

8.18	2.12	2,543	0.87	*	1.40	*	0.87	*	1.40	*	2.07	*	9
8.08	2.71	2,955	0.93	(f)	1.47	(f)	0.93	(f)	1.47	(f)	3.55		29
8.09	9.97	1,109	0.98		1.55		0.98		1.55		3.82		3
7.66	0.57	450	1.11	(d)	1.56	(d)	1.11	(d)	1.56	(d)	3.27		21
7.90	9.86	250	1.29		1.65		1.29		1.65		6.73		3
7.74	35.37	2	1.34		1.65		1.34		1.65		6.18		9

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO RealRetirement® 2035 Fund
Institutional Class
04/01/2014 - 09/30/2014+	$10.28	$0.16	$0.10	$0.26	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2014	10.23	0.39	0.04	0.43	(0.38)	0.00	0.00	(0.38)
03/31/2013	9.68	0.59	0.53	1.12	(0.52)	0.00	(0.05)	(0.57)
06/30/2011 - 03/31/2012	10.00	0.58	(0.57)	0.01	(0.33)	0.00	0.00	(0.33)
Class P
04/01/2014 - 09/30/2014+	10.28	0.15	0.11	0.26	(0.13)	0.00	0.00	(0.13)
03/31/2014	10.23	0.38	0.04	0.42	(0.37)	0.00	0.00	(0.37)
03/31/2013	9.68	0.70	0.41	1.11	(0.51)	0.00	(0.05)	(0.56)
10/31/2011 - 03/31/2012	9.57	0.35	0.08	0.43	(0.32)	0.00	0.00	(0.32)
Administrative Class
04/01/2014 - 09/30/2014+	10.28	0.15	0.09	0.24	(0.12)	0.00	0.00	(0.12)
03/31/2014	10.23	0.39	0.02	0.41	(0.36)	0.00	0.00	(0.36)
03/31/2013	9.67	0.51	0.57	1.08	(0.47)	0.00	(0.05)	(0.52)
06/30/2011 - 03/31/2012	10.00	0.38	(0.39)	(0.01)	(0.32)	0.00	0.00	(0.32)
Class D
04/01/2014 - 09/30/2014+	10.27	0.13	0.11	0.24	(0.11)	0.00	0.00	(0.11)
03/31/2014	10.24	0.31	0.06	0.37	(0.34)	0.00	0.00	(0.34)
03/31/2013	9.66	0.54	0.54	1.08	(0.45)	0.00	(0.05)	(0.50)
06/30/2011 - 03/31/2012	10.00	0.42	(0.45)	(0.03)	(0.31)	0.00	0.00	(0.31)
Class A
04/01/2014 - 09/30/2014+	10.27	0.13	0.09	0.22	(0.10)	0.00	0.00	(0.10)
03/31/2014	10.23	0.35	0.03	0.38	(0.34)	0.00	0.00	(0.34)
03/31/2013	9.67	0.69	0.38	1.07	(0.46)	0.00	(0.05)	(0.51)
06/30/2011 - 03/31/2012	10.00	0.35	(0.37)	(0.02)	(0.31)	0.00	0.00	(0.31)
Class C
04/01/2014 - 09/30/2014+	10.33	0.09	0.11	0.20	(0.07)	0.00	0.00	(0.07)
03/31/2014	10.31	0.38	(0.08)	0.30	(0.28)	0.00	0.00	(0.28)
03/31/2013	9.63	0.41	0.58	0.99	(0.26)	0.00	(0.05)	(0.31)
06/30/2011 - 03/31/2012	10.00	0.40	(0.48)	(0.08)	(0.29)	0.00	0.00	(0.29)
Class R
04/01/2014 - 09/30/2014+	10.29	0.13	0.09	0.22	(0.10)	0.00	0.00	(0.10)
03/31/2014	10.25	0.36	(0.01)	0.35	(0.31)	0.00	0.00	(0.31)
03/31/2013	9.66	0.24	0.80	1.04	(0.40)	0.00	(0.05)	(0.45)
06/30/2011 - 03/31/2012	10.00	0.53	(0.57)	(0.04)	(0.30)	0.00	0.00	(0.30)

PIMCO RealRetirement® 2040 Fund
Institutional Class
04/01/2014 - 09/30/2014+	$7.98	$0.12	$0.05	$0.17	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2014	7.91	0.31	0.06	0.37	(0.27)	0.00	(0.03)	(0.30)
03/31/2013	7.48	0.50	0.42	0.92	(0.42)	0.00	(0.07)	(0.49)
03/31/2012	7.84	0.51	(0.46)	0.05	(0.39)	(0.02)	0.00	(0.41)
03/31/2011	7.65	0.71	0.25	0.96	(0.77)	0.00	0.00	(0.77)
03/31/2010	5.35	0.43	2.19	2.62	(0.28)	(0.04)	0.00	(0.32)
Class P
04/01/2014 - 09/30/2014+	7.98	0.12	0.05	0.17	(0.10)	0.00	0.00	(0.10)
03/31/2014	7.91	0.30	0.07	0.37	(0.27)	0.00	(0.03)	(0.30)
03/31/2013	7.48	0.61	0.30	0.91	(0.41)	0.00	(0.07)	(0.48)
10/31/2011 - 03/31/2012	7.44	0.25	0.05	0.30	(0.24)	(0.02)	0.00	(0.26)
Administrative Class
04/01/2014 - 09/30/2014+	7.97	0.11	0.06	0.17	(0.09)	0.00	0.00	(0.09)
03/31/2014	7.91	0.31	0.03	0.34	(0.25)	0.00	(0.03)	(0.28)
03/31/2013	7.46	0.39	0.51	0.90	(0.38)	0.00	(0.07)	(0.45)
03/31/2012	7.83	0.63	(0.61)	0.02	(0.37)	(0.02)	0.00	(0.39)
03/31/2011	7.64	0.68	0.27	0.95	(0.76)	0.00	0.00	(0.76)
03/31/2010	5.34	0.39	2.22	2.61	(0.27)	(0.04)	0.00	(0.31)

Please see footnotes on page 36.

28	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.41	2.51%	$34,581	0.12	%*	0.65	%*	0.12	%*	0.65	%*	2.98	%*	8%
10.28	4.34	30,832	0.17	(f)	0.72	(f)	0.17	(f)	0.72	(f)	3.89		30
10.23	11.81	24,627	0.22		0.80		0.22		0.80		5.90		3
9.68	0.22	8,282	0.31	*	1.05	*	0.31	*	1.05	*	8.06	*	29

10.41	2.46	1,595	0.22	*	0.75	*	0.22	*	0.75	*	2.83	*	8
10.28	4.25	1,526	0.27	(f)	0.82	(f)	0.27	(f)	0.82	(f)	3.75		30
10.23	11.70	1,119	0.32		0.90		0.32		0.90		6.94		3
9.68	4.68	11	0.41	*	1.15	*	0.41	*	1.15	*	8.83	*	29

10.40	2.30	55,644	0.37	*	0.90	*	0.37	*	0.90	*	2.77	*	8
10.28	4.10	37,683	0.42	(f)	0.97	(f)	0.42	(f)	0.97	(f)	3.81		30
10.23	11.45	31,532	0.47		1.05		0.47		1.05		5.08		3
9.67	0.07	10,448	0.56	*	1.30	*	0.56	*	1.30	*	5.33	*	29

10.40	2.27	1,341	0.62	*	1.15	*	0.62	*	1.15	*	2.41	*	8
10.27	3.72	1,304	0.67	(f)	1.22	(f)	0.67	(f)	1.22	(f)	3.09		30
10.24	11.36	798	0.72		1.30		0.72		1.30		5.37		3
9.66	(0.17)	108	0.81	*	1.55	*	0.81	*	1.55	*	5.78	*	29

10.39	2.17	1,415	0.62	*	1.15	*	0.62	*	1.15	*	2.37	*	8
10.27	3.79	2,485	0.67	(f)	1.22	(f)	0.67	(f)	1.22	(f)	3.43		30
10.23	11.30	1,627	0.72		1.30		0.72		1.30		6.88		3
9.67	(0.08)	41	0.81	*	1.55	*	0.81	*	1.55	*	4.89	*	29

10.46	1.94	305	1.37	*	1.90	*	1.37	*	1.90	*	1.74	*	8
10.33	2.95	295	1.42	(f)	1.97	(f)	1.42	(f)	1.97	(f)	3.77		30
10.31	10.45	104	1.47		2.05		1.47		2.05		4.15		3
9.63	(0.71)	74	1.56	*	2.30	*	1.56	*	2.30	*	5.53	*	29

10.41	2.10	1,097	0.87	*	1.40	*	0.87	*	1.40	*	2.43	*	8
10.29	3.56	804	0.92	(f)	1.47	(f)	0.92	(f)	1.47	(f)	3.59		30
10.25	10.93	263	0.97		1.55		0.97		1.55		2.38		3
9.66	(0.23)	43	1.06	*	1.80	*	1.06	*	1.80	*	7.39	*	29

$8.05	2.13%	$49,343	0.13	%*	0.67	%*	0.13	%*	0.67	%*	2.92	%*	10%
7.98	4.86	47,233	0.22	(g)	0.76	(g)	0.22	(g)	0.76	(g)	3.95		34
7.91	12.59	32,834	0.27		0.85		0.27		0.85		6.47		3
7.48	0.75	7,563	0.37		0.85		0.37		0.85		6.75		47
7.84	13.10	3,709	0.46		0.85		0.46		0.85		9.11		7
7.65	49.11	3,257	0.45		0.85		0.45		0.85		6.04		13

8.05	2.09	2,496	0.23	*	0.77	*	0.23	*	0.77	*	2.96	*	10
7.98	4.76	2,156	0.32	(g)	0.86	(g)	0.32	(g)	0.86	(g)	3.78		34
7.91	12.49	1,499	0.37		0.95		0.37		0.95		7.85		3
7.48	4.22	10	0.47	*	0.95	*	0.47	*	0.95	*	8.00	*	47

8.05	2.15	54,183	0.38	*	0.92	*	0.38	*	0.92	*	2.72	*	10
7.97	4.49	44,126	0.47	(g)	1.01	(g)	0.47	(g)	1.01	(g)	3.92		34
7.91	12.32	34,566	0.52		1.10		0.52		1.10		5.12		3
7.46	0.44	20,794	0.62		1.10		0.62		1.10		8.54		47
7.83	12.85	11	0.71		1.10		0.71		1.10		8.80		7
7.64	48.87	10	0.70		1.10		0.70		1.10		5.56		13

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO RealRetirement® 2040 Fund (Cont.)
Class D
04/01/2014 - 09/30/2014+	$7.96	$0.10	$0.05	$0.15	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2014	7.89	0.25	0.08	0.33	(0.23)	0.00	(0.03)	(0.26)
03/31/2013	7.43	0.40	0.47	0.87	(0.34)	0.00	(0.07)	(0.41)
03/31/2012	7.79	0.41	(0.40)	0.01	(0.35)	(0.02)	0.00	(0.37)
03/31/2011	7.61	0.72	0.19	0.91	(0.73)	0.00	0.00	(0.73)
03/31/2010	5.33	0.57	2.00	2.57	(0.25)	(0.04)	0.00	(0.29)
Class A
04/01/2014 - 09/30/2014+	7.94	0.10	0.05	0.15	(0.08)	0.00	0.00	(0.08)
03/31/2014	7.88	0.29	0.04	0.33	(0.24)	0.00	(0.03)	(0.27)
03/31/2013	7.42	0.39	0.49	0.88	(0.35)	0.00	(0.07)	(0.42)
03/31/2012	7.78	0.37	(0.36)	0.01	(0.35)	(0.02)	0.00	(0.37)
03/31/2011	7.60	0.54	0.37	0.91	(0.73)	0.00	0.00	(0.73)
03/31/2010	5.32	0.48	2.09	2.57	(0.25)	(0.04)	0.00	(0.29)
Class C
04/01/2014 - 09/30/2014+	7.92	0.07	0.05	0.12	(0.06)	0.00	0.00	(0.06)
03/31/2014	7.86	0.28	0.00	0.28	(0.19)	0.00	(0.03)	(0.22)
03/31/2013	7.37	0.33	0.48	0.81	(0.25)	0.00	(0.07)	(0.32)
03/31/2012	7.74	0.39	(0.44)	(0.05)	(0.30)	(0.02)	0.00	(0.32)
03/31/2011	7.58	0.62	0.22	0.84	(0.68)	0.00	0.00	(0.68)
03/31/2010	5.33	0.47	2.04	2.51	(0.22)	(0.04)	0.00	(0.26)
Class R
04/01/2014 - 09/30/2014+	7.97	0.09	0.05	0.14	(0.07)	0.00	0.00	(0.07)
03/31/2014	7.91	0.31	0.00	0.31	(0.22)	0.00	(0.03)	(0.25)
03/31/2013	7.42	0.32	0.53	0.85	(0.29)	0.00	(0.07)	(0.36)
03/31/2012	7.79	0.43	(0.44)	(0.01)	(0.34)	(0.02)	0.00	(0.36)
03/31/2011	7.62	0.80	0.08	0.88	(0.71)	0.00	0.00	(0.71)
03/31/2010	5.34	0.44	2.12	2.56	(0.24)	(0.04)	0.00	(0.28)

PIMCO RealRetirement® 2045 Fund
Institutional Class
04/01/2014 - 09/30/2014+	$10.84	$0.16	$0.07	$0.23	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2014	10.68	0.43	0.15	0.58	(0.40)	0.00	(0.02)	(0.42)
03/31/2013	9.99	0.72	0.59	1.31	(0.62)	0.00	0.00	(0.62)
02/29/2012 - 03/31/2012	10.00	0.09	(0.10)	(0.01)	0.00	0.00	0.00	0.00
Class P
04/01/2014 - 09/30/2014+	10.84	0.17	0.04	0.21	(0.12)	0.00	0.00	(0.12)
03/31/2014	10.67	0.38	0.20	0.58	(0.39)	0.00	(0.02)	(0.41)
03/31/2013	9.99	0.69	0.60	1.29	(0.61)	0.00	0.00	(0.61)
02/29/2012 - 03/31/2012	10.00	0.09	(0.10)	(0.01)	0.00	0.00	0.00	0.00
Administrative Class
04/01/2014 - 09/30/2014+	10.84	0.15	0.06	0.21	(0.12)	0.00	0.00	(0.12)
03/31/2014	10.68	0.45	0.10	0.55	(0.37)	0.00	(0.02)	(0.39)
03/31/2013	9.99	0.54	0.74	1.28	(0.59)	0.00	0.00	(0.59)
02/29/2012 - 03/31/2012	10.00	0.09	(0.10)	(0.01)	0.00	0.00	0.00	0.00
Class D
04/01/2014 - 09/30/2014+	10.82	0.14	0.06	0.20	(0.10)	0.00	0.00	(0.10)
03/31/2014	10.67	0.35	0.17	0.52	(0.35)	0.00	(0.02)	(0.37)
03/31/2013	9.99	0.43	0.82	1.25	(0.57)	0.00	0.00	(0.57)
02/29/2012 - 03/31/2012	10.00	0.09	(0.10)	(0.01)	0.00	0.00	0.00	0.00
Class A
04/01/2014 - 09/30/2014+	10.84	0.13	0.07	0.20	(0.10)	0.00	0.00	(0.10)
03/31/2014	10.69	0.43	0.09	0.52	(0.35)	0.00	(0.02)	(0.37)
03/31/2013	9.99	0.70	0.55	1.25	(0.55)	0.00	0.00	(0.55)
02/29/2012 - 03/31/2012	10.00	0.09	(0.10)	(0.01)	0.00	0.00	0.00	0.00
Class C
04/01/2014 - 09/30/2014+	10.85	0.09	0.06	0.15	(0.06)	0.00	0.00	(0.06)
03/31/2014	10.69	0.37	0.09	0.46	(0.28)	0.00	(0.02)	(0.30)
03/31/2013	9.98	0.61	0.56	1.17	(0.46)	0.00	0.00	(0.46)
02/29/2012 - 03/31/2012	10.00	0.08	(0.10)	(0.02)	0.00	0.00	0.00	0.00

Please see footnotes on page 36.

30	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$8.03	1.91%	$2,211	0.63	%*	1.17	%*	0.63	%*	1.17	%*	2.47	%*	10%
7.96	4.35	2,155	0.72	(g)	1.26	(g)	0.72	(g)	1.26	(g)	3.23		34
7.89	11.96	2,436	0.77		1.35		0.77		1.35		5.18		3
7.43	0.34	1,664	0.88	(d)	1.36	(d)	0.88	(d)	1.36	(d)	5.43		47
7.79	12.44	589	1.06		1.45		1.06		1.45		9.26		7
7.61	48.36	327	1.08		1.45		1.08		1.45		7.75		13

8.01	1.91	5,464	0.63	*	1.17	*	0.63	*	1.17	*	2.41	*	10
7.94	4.28	6,507	0.72	(g)	1.26	(g)	0.72	(g)	1.26	(g)	3.77		34
7.88	12.08	4,171	0.77		1.35		0.77		1.35		5.13		3
7.42	0.29	1,840	0.88	(d)	1.36	(d)	0.88	(d)	1.36	(d)	5.01		47
7.78	12.49	1,150	1.06		1.45		1.06		1.45		6.97		7
7.60	48.35	181	1.08		1.45		1.08		1.45		6.62		13

7.98	1.47	1,403	1.38	*	1.92	*	1.38	*	1.92	*	1.73	*	10
7.92	3.65	1,332	1.47	(g)	2.01	(g)	1.47	(g)	2.01	(g)	3.64		34
7.86	11.14	509	1.52		2.10		1.52		2.10		4.33		3
7.37	(0.46)	211	1.63	(d)	2.11	(d)	1.63	(d)	2.11	(d)	5.19		47
7.74	11.48	58	1.81		2.20		1.81		2.20		8.09		7
7.58	47.12	29	1.83		2.20		1.83		2.20		6.59		13

8.04	1.79	2,667	0.88	*	1.42	*	0.88	*	1.42	*	2.19	*	10
7.97	4.06	2,898	0.97	(g)	1.51	(g)	0.97	(g)	1.51	(g)	3.97		34
7.91	11.68	1,103	1.02		1.60		1.02		1.60		4.19		3
7.42	0.08	848	1.13	(d)	1.61	(d)	1.13	(d)	1.61	(d)	5.75		47
7.79	11.97	110	1.31		1.70		1.31		1.70		10.37		7
7.62	47.92	313	1.33		1.70		1.33		1.70		6.12		13

$10.94	2.08%	$41,126	0.15	%*	0.68	%*	0.15	%*	0.68	%*	2.94	%*	10%
10.84	5.57	35,891	0.21	(g)	0.76	(g)	0.21	(g)	0.76	(g)	4.00		31
10.68	13.39	27,180	0.25		0.97		0.25		0.97		6.87		6
9.99	(0.10)	2,997	0.34	*	11.28	*	0.34	*	11.28	*	10.67	*	20

10.93	1.95	1,312	0.25	*	0.78	*	0.25	*	0.78	*	2.99	*	10
10.84	5.59	962	0.31	(g)	0.86	(g)	0.31	(g)	0.86	(g)	3.57		31
10.67	13.16	305	0.35		1.07		0.35		1.07		6.54		6
9.99	(0.10)	10	0.44	*	11.38	*	0.44	*	11.38	*	10.57	*	20

10.93	1.88	18,722	0.40	*	0.93	*	0.40	*	0.93	*	2.74	*	10
10.84	5.34	9,445	0.46	(g)	1.01	(g)	0.46	(g)	1.01	(g)	4.22		31
10.68	13.08	5,701	0.50		1.22		0.50		1.22		5.13		6
9.99	(0.10)	10	0.59	*	11.53	*	0.59	*	11.53	*	10.41	*	20

10.92	1.87	760	0.65	*	1.18	*	0.65	*	1.18	*	2.49	*	10
10.82	5.05	599	0.71	(g)	1.26	(g)	0.71	(g)	1.26	(g)	3.27		31
10.67	12.81	325	0.75		1.47		0.75		1.47		4.09		6
9.99	(0.10)	10	0.84	*	11.78	*	0.84	*	11.78	*	10.15	*	20

10.94	1.84	707	0.65	*	1.18	*	0.65	*	1.18	*	2.30	*	10
10.84	5.02	1,022	0.71	(g)	1.26	(g)	0.71	(g)	1.26	(g)	4.09		31
10.69	12.83	488	0.75		1.47		0.75		1.47		6.66		6
9.99	(0.10)	10	0.84	*	11.78	*	0.84	*	11.78	*	10.15	*	20

10.94	1.41	130	1.40	*	1.93	*	1.40	*	1.93	*	1.61	*	10
10.85	4.36	138	1.46	(g)	2.01	(g)	1.46	(g)	2.01	(g)	3.51		31
10.69	11.91	96	1.50		2.22		1.50		2.22		5.80		6
9.98	(0.20)	10	1.59	*	12.53	*	1.59	*	12.53	*	9.38	*	20

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	31

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO RealRetirement® 2045 Fund (Cont.)
Class R
04/01/2014 - 09/30/2014+	$10.88	$0.13	$0.05	$0.18	$(0.09)	$0.00	$0.00	$(0.09)
03/31/2014	10.72	0.41	0.10	0.51	(0.33)	0.00	(0.02)	(0.35)
03/31/2013	9.98	0.03	1.20	1.23	(0.49)	0.00	0.00	(0.49)
02/29/2012 - 03/31/2012	10.00	0.08	(0.10)	(0.02)	0.00	0.00	0.00	0.00

PIMCO RealRetirement® 2050 Fund
Institutional Class
04/01/2014 - 09/30/2014+	$8.26	$0.12	$0.08	$0.20	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2014	8.19	0.34	0.05	0.39	(0.30)	0.00	(0.02)	(0.32)
03/31/2013	7.70	0.53	0.46	0.99	(0.44)	0.00	(0.06)	(0.50)
03/31/2012	8.18	0.52	(0.57)	(0.05)	(0.43)	0.00	0.00	(0.43)
03/31/2011	7.99	0.76	0.23	0.99	(0.80)	0.00	0.00	(0.80)
03/31/2010	5.31	0.47	2.46	2.93	(0.18)	(0.07)	0.00	(0.25)
Class P
04/01/2014 - 09/30/2014+	8.26	0.13	0.06	0.19	(0.09)	0.00	0.00	(0.09)
03/31/2014	8.18	0.33	0.07	0.40	(0.30)	0.00	(0.02)	(0.32)
03/31/2013	7.70	0.55	0.42	0.97	(0.43)	0.00	(0.06)	(0.49)
10/31/2011 - 03/31/2012	7.65	0.32	(0.01)	0.31	(0.26)	0.00	0.00	(0.26)
Administrative Class
04/01/2014 - 09/30/2014+	8.23	0.11	0.08	0.19	(0.09)	0.00	0.00	(0.09)
03/31/2014	8.16	0.33	0.04	0.37	(0.28)	0.00	(0.02)	(0.30)
03/31/2013	7.66	0.44	0.52	0.96	(0.40)	0.00	(0.06)	(0.46)
03/31/2012	8.16	0.50	(0.59)	(0.09)	(0.41)	0.00	0.00	(0.41)
03/31/2011	7.98	0.73	0.23	0.96	(0.78)	0.00	0.00	(0.78)
03/31/2010	5.31	0.44	2.47	2.91	(0.17)	(0.07)	0.00	(0.24)
Class D
04/01/2014 - 09/30/2014+	8.22	0.08	0.09	0.17	(0.07)	0.00	0.00	(0.07)
03/31/2014	8.14	0.23	0.13	0.36	(0.26)	0.00	(0.02)	(0.28)
03/31/2013	7.62	0.40	0.53	0.93	(0.35)	0.00	(0.06)	(0.41)
03/31/2012	8.11	0.51	(0.61)	(0.10)	(0.39)	0.00	0.00	(0.39)
03/31/2011	7.94	0.90	0.04	0.94	(0.77)	0.00	0.00	(0.77)
03/31/2010	5.30	0.71	2.16	2.87	(0.16)	(0.07)	0.00	(0.23)
Class A
04/01/2014 - 09/30/2014+	8.21	0.10	0.07	0.17	(0.08)	0.00	0.00	(0.08)
03/31/2014	8.14	0.33	0.03	0.36	(0.27)	0.00	(0.02)	(0.29)
03/31/2013	7.62	0.38	0.55	0.93	(0.35)	0.00	(0.06)	(0.41)
03/31/2012	8.11	0.60	(0.69)	(0.09)	(0.40)	0.00	0.00	(0.40)
03/31/2011	7.94	0.70	0.23	0.93	(0.76)	0.00	0.00	(0.76)
03/31/2010	5.29	0.57	2.31	2.88	(0.16)	(0.07)	0.00	(0.23)
Class C
04/01/2014 - 09/30/2014+	8.20	0.07	0.07	0.14	(0.05)	0.00	0.00	(0.05)
03/31/2014	8.13	0.27	0.03	0.30	(0.21)	0.00	(0.02)	(0.23)
03/31/2013	7.56	0.33	0.53	0.86	(0.23)	0.00	(0.06)	(0.29)
03/31/2012	8.05	0.41	(0.56)	(0.15)	(0.34)	0.00	0.00	(0.34)
03/31/2011	7.89	0.64	0.23	0.87	(0.71)	0.00	0.00	(0.71)
03/31/2010	5.29	0.85	1.96	2.81	(0.14)	(0.07)	0.00	(0.21)
Class R
04/01/2014 - 09/30/2014+	8.21	0.09	0.07	0.16	(0.07)	0.00	0.00	(0.07)
03/31/2014	8.14	0.27	0.07	0.34	(0.25)	0.00	(0.02)	(0.27)
03/31/2013	7.62	0.38	0.53	0.91	(0.33)	0.00	(0.06)	(0.39)
03/31/2012	8.11	0.54	(0.65)	(0.11)	(0.38)	0.00	0.00	(0.38)
03/31/2011	7.94	0.65	0.26	0.91	(0.74)	0.00	0.00	(0.74)
03/31/2010	5.30	0.46	2.40	2.86	(0.15)	(0.07)	0.00	(0.22)

Please see footnotes on page 36.

32	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.97	1.66%	$718	0.90	%*	1.43	%*	0.90	%*	1.43	%*	2.27	%*	10%
10.88	4.85	612	0.96	(g)	1.51	(g)	0.96	(g)	1.51	(g)	3.85		31
10.72	12.55	240	1.00		1.72		1.00		1.72		0.24		6
9.98	(0.20)	10	1.09	*	12.03	*	1.09	*	12.03	*	9.88	*	20

$8.36	2.35%	$45,935	0.15	%*	0.67	%*	0.15	%*	0.67	%*	2.89	%*	10%
8.26	4.96	41,310	0.21	(g)	0.76	(g)	0.21	(g)	0.76	(g)	4.24		41
8.19	13.14	26,336	0.26		0.85		0.26		0.85		6.67		7
7.70	(0.42)	5,687	0.36		0.85		0.36		0.85		6.71		42
8.18	12.95	3,748	0.47		0.85		0.47		0.85		9.33		9
7.99	55.35	3,183	0.42		0.85		0.42		0.85		6.50		14

8.36	2.31	793	0.25	*	0.77	*	0.25	*	0.77	*	2.98	*	10
8.26	5.01	551	0.31	(g)	0.86	(g)	0.31	(g)	0.86	(g)	4.12		41
8.18	12.91	168	0.36		0.95		0.36		0.95		6.86		7
7.70	4.20	10	0.46	*	0.95	*	0.46	*	0.95	*	10.00	*	42

8.33	2.25	36,162	0.40	*	0.92	*	0.40	*	0.92	*	2.67	*	10
8.23	4.74	25,826	0.46	(g)	1.01	(g)	0.46	(g)	1.01	(g)	4.12		41
8.16	12.84	16,651	0.51		1.10		0.51		1.10		5.50		7
7.66	(0.84)	6,947	0.61		1.10		0.61		1.10		6.54		42
8.16	12.57	12	0.72		1.10		0.72		1.10		9.06		9
7.98	54.99	10	0.67		1.10		0.67		1.10		6.07		14

8.32	2.07	1,405	0.65	*	1.17	*	0.65	*	1.17	*	1.96	*	10
8.22	4.58	2,208	0.71	(g)	1.26	(g)	0.71	(g)	1.26	(g)	2.85		41
8.14	12.44	4,055	0.76		1.35		0.76		1.35		5.05		7
7.62	(1.08)	3,452	0.87	(d)	1.36	(d)	0.87	(d)	1.36	(d)	6.63		42
8.11	12.28	2,741	1.07		1.45		1.07		1.45		11.09		9
7.94	54.36	301	1.03		1.45		1.03		1.45		9.52		14

8.30	2.02	2,481	0.65	*	1.17	*	0.65	*	1.17	*	2.38	*	10
8.21	4.54	2,331	0.71	(g)	1.26	(g)	0.71	(g)	1.26	(g)	4.09		41
8.14	12.53	1,226	0.76		1.35		0.76		1.35		4.80		7
7.62	(0.93)	772	0.87	(d)	1.36	(d)	0.87	(d)	1.36	(d)	7.92		42
8.11	12.19	204	1.07		1.45		1.07		1.45		8.71		9
7.94	54.65	75	1.02		1.45		1.02		1.45		7.85		14

8.29	1.68	690	1.40	*	1.92	*	1.40	*	1.92	*	1.58	*	10
8.20	3.81	681	1.46	(g)	2.01	(g)	1.46	(g)	2.01	(g)	3.30		41
8.13	11.60	476	1.51		2.10		1.51		2.10		4.20		7
7.56	(1.74)	253	1.62	(d)	2.11	(d)	1.62	(d)	2.11	(d)	5.30		42
8.05	11.42	252	1.82		2.20		1.82		2.20		8.05		9
7.89	53.33	129	1.79		2.20		1.79		2.20		11.32		14

8.30	1.92	872	0.90	*	1.42	*	0.90	*	1.42	*	2.18	*	10
8.21	4.25	785	0.96	(g)	1.51	(g)	0.96	(g)	1.51	(g)	3.29		41
8.14	12.21	747	1.01		1.60		1.01		1.60		4.82		7
7.62	(1.14)	307	1.12	(d)	1.61	(d)	1.12	(d)	1.61	(d)	7.08		42
8.11	11.86	32	1.32		1.70		1.32		1.70		8.12		9
7.94	54.10	26	1.27		1.70		1.27		1.70		6.32		14

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	33

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO RealRetirement® Income and Distribution Fund
Institutional Class
04/01/2014 - 09/30/2014+	$8.71	$0.12	$0.10	$0.22	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2014	8.87	0.27	(0.19)	0.08	(0.24)	0.00	0.00	(0.24)
03/31/2013	8.52	0.36	0.40	0.76	(0.40)	0.00	(0.01)	(0.41)
03/31/2012	8.51	0.35	0.02	0.37	(0.31)	(0.05)	0.00	(0.36)
03/31/2011	8.30	0.56	0.21	0.77	(0.56)	0.00	0.00	(0.56)
03/31/2010	6.78	0.44	1.47	1.91	(0.33)	(0.06)	0.00	(0.39)
Class P
04/01/2014 - 09/30/2014+	8.71	0.12	0.09	0.21	(0.12)	0.00	0.00	(0.12)
03/31/2014	8.88	0.26	(0.20)	0.06	(0.23)	0.00	0.00	(0.23)
03/31/2013	8.53	0.44	0.31	0.75	(0.39)	0.00	(0.01)	(0.40)
10/31/2011 - 03/31/2012	8.57	0.05	0.14	0.19	(0.18)	(0.05)	0.00	(0.23)
Administrative Class
04/01/2014 - 09/30/2014+	8.70	0.11	0.10	0.21	(0.12)	0.00	0.00	(0.12)
03/31/2014	8.87	0.24	(0.19)	0.05	(0.22)	0.00	0.00	(0.22)
03/31/2013	8.50	0.38	0.36	0.74	(0.36)	0.00	(0.01)	(0.37)
03/31/2012	8.51	0.35	(0.02)	0.33	(0.29)	(0.05)	0.00	(0.34)
03/31/2011	8.30	0.49	0.27	0.76	(0.55)	0.00	0.00	(0.55)
03/31/2010	6.77	0.39	1.51	1.90	(0.31)	(0.06)	0.00	(0.37)
Class D
04/01/2014 - 09/30/2014+	8.69	0.10	0.10	0.20	(0.11)	0.00	0.00	(0.11)
03/31/2014	8.86	0.20	(0.17)	0.03	(0.20)	0.00	0.00	(0.20)
03/31/2013	8.48	0.34	0.37	0.71	(0.32)	0.00	(0.01)	(0.33)
03/31/2012	8.48	0.30	0.03	0.33	(0.28)	(0.05)	0.00	(0.33)
03/31/2011	8.28	0.57	0.15	0.72	(0.52)	0.00	0.00	(0.52)
03/31/2010	6.77	0.64	1.22	1.86	(0.29)	(0.06)	0.00	(0.35)
Class A
04/01/2014 - 09/30/2014+	8.70	0.10	0.09	0.19	(0.10)	0.00	0.00	(0.10)
03/31/2014	8.86	0.21	(0.17)	0.04	(0.20)	0.00	0.00	(0.20)
03/31/2013	8.47	0.35	0.36	0.71	(0.31)	0.00	(0.01)	(0.32)
03/31/2012	8.47	0.28	0.04	0.32	(0.27)	(0.05)	0.00	(0.32)
03/31/2011	8.27	0.63	0.09	0.72	(0.52)	0.00	0.00	(0.52)
03/31/2010	6.76	0.45	1.41	1.86	(0.29)	(0.06)	0.00	(0.35)
Class C
04/01/2014 - 09/30/2014+	8.70	0.07	0.10	0.17	(0.08)	0.00	0.00	(0.08)
03/31/2014	8.87	0.15	(0.18)	(0.03)	(0.14)	0.00	0.00	(0.14)
03/31/2013	8.43	0.28	0.36	0.64	(0.19)	0.00	(0.01)	(0.20)
03/31/2012	8.44	0.22	0.04	0.26	(0.22)	(0.05)	0.00	(0.27)
03/31/2011	8.25	0.43	0.23	0.66	(0.47)	0.00	0.00	(0.47)
03/31/2010	6.75	0.34	1.46	1.80	(0.24)	(0.06)	0.00	(0.30)
Class R
04/01/2014 - 09/30/2014+	8.72	0.09	0.10	0.19	(0.10)	0.00	0.00	(0.10)
03/31/2014	8.88	0.16	(0.15)	0.01	(0.17)	0.00	0.00	(0.17)
03/31/2013	8.46	0.28	0.41	0.69	(0.26)	0.00	(0.01)	(0.27)
03/31/2012	8.47	0.24	0.06	0.30	(0.26)	(0.05)	0.00	(0.31)
03/31/2011	8.27	0.53	0.16	0.69	(0.49)	0.00	0.00	(0.49)
03/31/2010	6.76	0.38	1.46	1.84	(0.27)	(0.06)	0.00	(0.33)

PIMCO Global Multi-Asset Fund
Institutional Class
04/01/2014 - 09/30/2014+	$10.41	$0.16	$0.47	$0.63	$(0.06)	$0.00	$0.00	$(0.06)
03/31/2014	11.37	0.34	(1.20)	(0.86)	(0.07)	0.00	(0.03)	(0.10)
03/31/2013	11.35	0.29	0.15	0.44	(0.38)	(0.04)	0.00	(0.42)
03/31/2012	12.04	0.34	(0.31)	0.03	(0.56)	(0.16)	0.00	(0.72)
03/31/2011	11.20	0.48	1.08	1.56	(0.50)	(0.22)	0.00	(0.72)
03/31/2010	9.31	0.29	2.23	2.52	(0.49)	(0.14)	0.00	(0.63)

Please see footnotes on page 36.

34	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$8.80	2.48%	$19,707	0.04	%*	0.55	%*	0.04	%*	0.55	%*	2.76	%*	8%
8.71	0.96	18,227	0.15	(h)	0.65	(h)	0.15	(h)	0.65	(h)	3.12		26
8.87	9.04	15,873	0.23		0.75		0.23		0.75		4.03		74
8.52	4.50	9,707	0.32		0.75		0.32		0.75		4.12		14
8.51	9.53	4,885	0.39		0.75		0.39		0.75		6.55		0
8.30	28.20	3,934	0.38		0.75		0.38		0.75		5.48		10

8.80	2.44	361	0.14	*	0.65	*	0.14	*	0.65	*	2.71	*	8
8.71	0.75	283	0.25	(h)	0.75	(h)	0.25	(h)	0.75	(h)	2.98		26
8.88	8.94	210	0.33		0.85		0.33		0.85		4.99		74
8.53	2.30	10	0.42	*	0.85	*	0.42	*	0.85	*	1.46	*	14

8.79	2.37	31,809	0.29	*	0.80	*	0.29	*	0.80	*	2.50	*	8
8.70	0.61	28,156	0.40	(h)	0.90	(h)	0.40	(h)	0.90	(h)	2.72		26
8.87	8.85	27,540	0.48		1.00		0.48		1.00		4.27		74
8.50	4.08	7,029	0.57		1.00		0.57		1.00		4.08		14
8.51	9.30	22	0.64		1.00		0.64		1.00		5.74		0
8.30	28.11	11	0.63		1.00		0.63		1.00		4.89		10

8.78	2.27	2,469	0.54	*	1.05	*	0.54	*	1.05	*	2.30	*	8
8.69	0.34	2,008	0.65	(h)	1.15	(h)	0.65	(h)	1.15	(h)	2.27		26
8.86	8.52	3,493	0.73		1.25		0.73		1.25		3.87		74
8.48	3.98	1,557	0.83	(d)	1.26	(d)	0.83	(d)	1.26	(d)	3.51		14
8.48	8.89	390	0.99		1.35		0.99		1.35		6.72		0
8.28	27.52	273	1.00		1.35		1.00		1.35		7.84		10

8.79	2.23	6,220	0.54	*	1.05	*	0.54	*	1.05	*	2.19	*	8
8.70	0.48	8,635	0.65	(h)	1.15	(h)	0.65	(h)	1.15	(h)	2.47		26
8.86	8.46	9,077	0.73		1.25		0.73		1.25		3.95		74
8.47	3.94	6,065	0.83	(d)	1.26	(d)	0.83	(d)	1.26	(d)	3.28		14
8.47	8.93	3,069	0.99		1.35		0.99		1.35		7.44		0
8.27	27.54	892	0.98		1.35		0.98		1.35		5.68		10

8.79	1.92	2,463	1.29	*	1.80	*	1.29	*	1.80	*	1.51	*	8
8.70	(0.36)	2,532	1.40	(h)	1.90	(h)	1.40	(h)	1.90	(h)	1.75		26
8.87	7.62	2,612	1.48		2.00		1.48		2.00		3.22		74
8.43	3.21	1,578	1.58	(d)	2.01	(d)	1.58	(d)	2.01	(d)	2.60		14
8.44	8.10	694	1.74		2.10		1.74		2.10		5.04		0
8.25	26.64	310	1.73		2.10		1.73		2.10		4.26		10

8.81	2.14	216	0.79	*	1.30	*	0.79	*	1.30	*	2.00	*	8
8.72	0.16	225	0.90	(h)	1.40	(h)	0.90	(h)	1.40	(h)	1.85		26
8.88	8.26	379	0.98		1.50		0.98		1.50		3.25		74
8.46	3.69	235	1.08	(d)	1.51	(d)	1.08	(d)	1.51	(d)	2.85		14
8.47	8.55	53	1.24		1.60		1.24		1.60		6.23		0
8.27	27.24	115	1.23		1.60		1.23		1.60		4.73		10

$10.98	6.08%	$609,973	0.55	%*	1.02	%*	0.52	%*	0.99	%*	2.87	%*	246%
10.41	(7.53)	879,815	0.51		1.00		0.49		0.98		3.17		94
11.37	3.93	2,232,436	0.54		1.04		0.52		1.02		2.59		223
11.35	0.54	2,396,376	0.52		0.99		0.52		0.99		2.93		94
12.04	14.34	1,750,218	0.54		0.97		0.54		0.97		4.20		71
11.20	27.20	951,110	0.69		0.95		0.69		0.95		2.60		217

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	35

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Global Multi-Asset Fund (Cont.)
Class P
04/01/2014 - 09/30/2014+	$10.41	$0.15	$0.48	$0.63	$(0.06)	$0.00	$0.00	$(0.06)
03/31/2014	11.37	0.31	(1.17)	(0.86)	(0.07)	0.00	(0.03)	(0.10)
03/31/2013	11.33	0.28	0.15	0.43	(0.35)	(0.04)	0.00	(0.39)
03/31/2012	12.03	0.35	(0.34)	0.01	(0.55)	(0.16)	0.00	(0.71)
03/31/2011	11.19	0.51	1.04	1.55	(0.49)	(0.22)	0.00	(0.71)
03/31/2010	9.31	0.31	2.20	2.51	(0.49)	(0.14)	0.00	(0.63)
Administrative Class
04/01/2014 - 09/30/2014+	10.41	0.14	0.48	0.62	(0.05)	0.00	0.00	(0.05)
03/31/2014	11.39	0.34	(1.23)	(0.89)	(0.06)	0.00	(0.03)	(0.09)
03/31/2013	11.33	0.27	0.14	0.41	(0.31)	(0.04)	0.00	(0.35)
10/14/2011 - 03/31/2012	11.44	0.08	0.37	0.45	(0.40)	(0.16)	0.00	(0.56)
Class D
04/01/2014 - 09/30/2014+	10.42	0.12	0.48	0.60	(0.03)	0.00	0.00	(0.03)
03/31/2014	11.42	0.26	(1.19)	(0.93)	(0.04)	0.00	(0.03)	(0.07)
03/31/2013	11.27	0.21	0.16	0.37	(0.18)	(0.04)	0.00	(0.22)
03/31/2012	11.98	0.26	(0.30)	(0.04)	(0.51)	(0.16)	0.00	(0.67)
03/31/2011	11.15	0.41	1.08	1.49	(0.44)	(0.22)	0.00	(0.66)
03/31/2010	9.30	0.22	2.23	2.45	(0.46)	(0.14)	0.00	(0.60)
Class A
04/01/2014 - 09/30/2014+	10.42	0.12	0.48	0.60	(0.03)	0.00	0.00	(0.03)
03/31/2014	11.42	0.27	(1.20)	(0.93)	(0.04)	0.00	(0.03)	(0.07)
03/31/2013	11.27	0.21	0.16	0.37	(0.18)	(0.04)	0.00	(0.22)
03/31/2012	11.97	0.26	(0.29)	(0.03)	(0.51)	(0.16)	0.00	(0.67)
03/31/2011	11.14	0.41	1.08	1.49	(0.44)	(0.22)	0.00	(0.66)
03/31/2010	9.30	0.22	2.22	2.44	(0.46)	(0.14)	0.00	(0.60)
Class C
04/01/2014 - 09/30/2014+	10.28	0.08	0.48	0.56	(0.00)^	0.00	0.00	(0.00)^
03/31/2014	11.31	0.19	(1.19)	(1.00)	(0.00)^	0.00	(0.03)	(0.03)
03/31/2013	11.13	0.13	0.15	0.28	(0.06)	(0.04)	0.00	(0.10)
03/31/2012	11.87	0.18	(0.31)	(0.13)	(0.45)	(0.16)	0.00	(0.61)
03/31/2011	11.06	0.33	1.07	1.40	(0.37)	(0.22)	0.00	(0.59)
03/31/2010	9.28	0.15	2.20	2.35	(0.43)	(0.14)	0.00	(0.57)
Class R
04/01/2014 - 09/30/2014+	10.36	0.11	0.47	0.58	(0.02)	0.00	0.00	(0.02)
03/31/2014	11.36	0.25	(1.19)	(0.94)	(0.03)	0.00	(0.03)	(0.06)
03/31/2013	11.21	0.20	0.13	0.33	(0.14)	(0.04)	0.00	(0.18)
03/31/2012	11.93	0.25	(0.32)	(0.07)	(0.49)	(0.16)	0.00	(0.65)
03/31/2011	11.13	0.52	0.93	1.45	(0.43)	(0.22)	0.00	(0.65)
03/31/2010	9.30	0.22	2.20	2.42	(0.45)	(0.14)	0.00	(0.59)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2013, the Fund’s advisory fee was decreased by 0.17% to an annual rate of 0.53%.
(c)	Effective October 1, 2013, the Fund’s advisory fee was decreased by 0.15% to an annual rate of 0.55%.
(d)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.30%.
(e)	Effective October 1, 2013, the Fund’s advisory fee was decreased by 0.12% to an annual rate of 0.58%.
(f)	Effective October 1, 2013, the Fund’s advisory fee was decreased by 0.15% to an annual rate of 0.60%.
(g)	Effective October 1, 2013, the Fund’s advisory fee was decreased by 0.18% to an annual rate of 0.62%.
(h)	Effective October 1, 2013, the Fund’s advisory fee was decreased by 0.20% to an annual rate of 0.50%.

36	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.98	6.03%	$110,012	0.65	%*	1.12	%*	0.62	%*	1.09	%*	2.77	%*	246%
10.41	(7.58)	128,371	0.61		1.10		0.59		1.08		2.88		94
11.37	3.83	789,716	0.64		1.14		0.62		1.12		2.46		223
11.33	0.38	922,381	0.62		1.09		0.62		1.09		3.06		94
12.03	14.26	504,342	0.64		1.07		0.64		1.07		4.39		71
11.19	27.06	164,760	0.78		1.05		0.78		1.05		2.77		217

10.98	5.92	68	0.80	*	1.27	*	0.77	*	1.24	*	2.61	*	246
10.41	(7.80)	128	0.76		1.25		0.74		1.23		3.21		94
11.39	3.72	3,177	0.79		1.29		0.77		1.27		2.38		223
11.33	4.24	2,407	0.77	*	1.24	*	0.77	*	1.24	*	1.55	*	94

10.99	5.77	38,900	1.15	*	1.62	*	1.12	*	1.59	*	2.28	*	246
10.42	(8.13)	54,599	1.11		1.60		1.09		1.58		2.47		94
11.42	3.35	186,755	1.14		1.64		1.12		1.62		1.89		223
11.27	(0.09)	242,360	1.12		1.59		1.12		1.59		2.24		94
11.98	13.71	222,235	1.14		1.57		1.14		1.57		3.54		71
11.15	26.39	121,844	1.29		1.55		1.29		1.55		2.02		217

10.99	5.77	189,308	1.15	*	1.62	*	1.12	*	1.59	*	2.28	*	246
10.42	(8.14)	277,675	1.11		1.60		1.09		1.58		2.51		94
11.42	3.35	887,996	1.14		1.64		1.12		1.62		1.89		223
11.27	0.01	1,229,935	1.12		1.59		1.12		1.59		2.29		94
11.97	13.72	1,030,403	1.14		1.57		1.14		1.57		3.61		71
11.14	26.30	548,302	1.29		1.55		1.29		1.55		2.05		217

10.84	5.45	191,102	1.90	*	2.37	*	1.87	*	2.34	*	1.52	*	246
10.28	(8.83)	252,325	1.86		2.35		1.84		2.33		1.76		94
11.31	2.58	737,592	1.89		2.39		1.87		2.37		1.18		223
11.13	(0.87)	917,668	1.87		2.34		1.87		2.34		1.60		94
11.87	12.92	714,316	1.89		2.32		1.89		2.32		2.90		71
11.06	25.40	332,605	2.04		2.30		2.04		2.30		1.37		217

10.92	5.60	11,635	1.40	*	1.87	*	1.37	*	1.84	*	2.03	*	246
10.36	(8.27)	13,919	1.36		1.85		1.34		1.83		2.33		94
11.36	3.02	20,858	1.39		1.89		1.37		1.87		1.79		223
11.21	(0.31)	19,436	1.37		1.84		1.37		1.84		2.16		94
11.93	13.39	11,560	1.39		1.82		1.39		1.82		4.46		71
11.13	26.05	1,085	1.53		1.80		1.53		1.80		2.03		217

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	37

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO RealRetirement® 2015 Fund	PIMCO RealRetirement® 2020 Fund	PIMCO RealRetirement® 2025 Fund	PIMCO RealRetirement® 2030 Fund

Assets:
Investments, at value
Investments in securities*	$5,278	$11,559	$10,484	$17,396
Investments in Affiliates	56,076	109,730	87,450	121,772
Financial Derivative Instruments
Exchange-traded or centrally cleared	41	94	89	162
Over the counter	341	690	496	717
Cash	0	0	0	0
Deposits with counterparty	14	11	40	12
Foreign currency, at value	38	78	107	199
Receivable for investments sold	0	1	0	3
Receivable for Fund shares sold	17	82	38	38
Interest and dividends receivable	22	32	13	4
Dividends receivable from Affiliates	78	128	89	110
	61,905	122,405	98,806	140,413

Liabilities:
Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$1,814	$0	$0	$0
Financial Derivative Instruments
Exchange-traded or centrally cleared	31	74	68	117
Over the counter	139	289	232	374
Payable for investments in Affiliates purchased	78	128	89	110
Deposits from counterparty	0	412	310	706
Payable for Fund shares redeemed	123	50	20	168
Accrued investment advisory fees	1	5	6	9
Accrued supervisory and administrative fees	3	8	6	9
Accrued distribution fees	8	16	13	19
Accrued servicing fees	1	3	1	2
Reimbursement to PIMCO	1	0	2	0
	2,199	985	747	1,514

Net Assets	$59,706	$121,420	$98,059	$138,899

Net Assets Consist of:
Paid in capital	$58,553	$118,838	$95,140	$133,299
Undistributed (overdistributed) net investment income	138	163	177	196
Accumulated undistributed net realized gain (loss)	400	421	904	1,032
Net unrealized appreciation	615	1,998	1,838	4,372
	$59,706	$121,420	$98,059	$138,899

Cost of Investments in Securities	$5,250	$11,532	$10,513	$17,441
Cost of Investments in Affiliates	$55,313	$107,393	$85,272	$116,893
Cost of Foreign Currency Held	$39	$81	$111	$206
Cost or Premiums of Financial Derivative Instruments, net	$437	$874	$681	$1,047

* Includes repurchase agreements of:	$320	$263	$395	$292

38	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

PIMCO RealRetirement® 2035 Fund	PIMCO RealRetirement® 2040 Fund	PIMCO RealRetirement® 2045 Fund	PIMCO RealRetirement® 2050 Fund	PIMCO RealRetirement® Income and Distribution Fund

$14,049	$18,964	$11,722	$16,445	$5,935
81,736	98,662	51,757	71,825	60,633

120	182	89	139	45
465	641	241	437	413
0	16	0	57	0
38	10	18	21	16
144	202	93	102	38
0	4	0	3	1
138	43	31	40	17
0	0	0	0	25
62	56	18	22	89
96,752	118,780	63,969	89,091	67,212

$0	$0	$0	$0	$3,187

80	117	56	87	34
258	365	174	259	168
62	56	18	22	89
260	372	0	260	260
87	72	232	102	214
7	9	6	9	0
5	7	3	5	5
12	13	4	8	8
1	2	0	1	2
2	0	1	0	0
774	1,013	494	753	3,967

$95,978	$117,767	$63,475	$88,338	$63,245

$91,727	$111,536	$60,771	$84,705	$62,555
165	75	124	137	(68)
420	354	27	(460)	70
3,666	5,802	2,553	3,956	688
$95,978	$117,767	$63,475	$88,338	$63,245

$14,076	$18,946	$11,726	$16,380	$5,891
$77,765	$92,489	$48,974	$67,624	$59,742
$149	$209	$96	$105	$40
$693	$989	$436	$723	$540

$220	$0	$536	$0	$347

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	39

Statements of Assets and Liabilities (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO RealRetirement® 2015 Fund	PIMCO RealRetirement® 2020 Fund	PIMCO RealRetirement® 2025 Fund	PIMCO RealRetirement® 2030 Fund
Institutional Class	$20,538	$42,393	$31,831	$44,457
Class P	281	788	1,301	1,430
Administrative Class	33,859	61,620	57,155	78,960
Class D	1,032	3,130	2,485	3,013
Class A	3,020	7,372	2,591	6,067
Class C	796	3,852	854	2,429
Class R	180	2,265	1,842	2,543

Shares Issued and Outstanding:
Institutional Class	1,991	5,021	3,085	5,449
Class P	27	93	126	175
Administrative Class	3,283	7,152	5,541	9,671
Class D	100	370	241	370
Class A	292	875	250	747
Class C	77	455	83	297
Class R	18	267	179	311

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$10.31	$8.44	$10.32	$8.16
Class P	10.31	8.44	10.32	8.16
Administrative Class	10.31	8.62	10.32	8.16
Class D	10.33	8.45	10.32	8.15
Class A	10.35	8.42	10.34	8.12
Class C	10.36	8.48	10.33	8.18
Class R	10.29	8.48	10.32	8.18

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

40	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

PIMCO RealRetirement® 2035 Fund	PIMCO RealRetirement® 2040 Fund	PIMCO RealRetirement® 2045 Fund	PIMCO RealRetirement® 2050 Fund	PIMCO RealRetirement® Income and Distribution Fund
$34,581	$49,343	$41,126	$45,935	$19,707
1,595	2,496	1,312	793	361
55,644	54,183	18,722	36,162	31,809
1,341	2,211	760	1,405	2,469
1,415	5,464	707	2,481	6,220
305	1,403	130	690	2,463
1,097	2,667	718	872	216

3,323	6,128	3,760	5,494	2,240
153	310	120	95	41
5,349	6,733	1,712	4,342	3,618
129	275	70	169	281
136	682	65	299	708
29	176	12	83	280
105	332	65	105	25

$10.41	$8.05	$10.94	$8.36	$8.80
10.41	8.05	10.93	8.36	8.80
10.40	8.05	10.93	8.33	8.79
10.40	8.03	10.92	8.32	8.78
10.39	8.01	10.94	8.30	8.79
10.46	7.98	10.94	8.29	8.79
10.41	8.04	10.97	8.30	8.81

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	41

Consolidated Statement of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Global Multi- Asset Fund

Assets:
Investments, at value
Investments in securities*	$881,945
Investments in Affiliates	621,024
Financial Derivative Instruments
Exchange-traded or centrally cleared	7,872
Over the counter	43,154
Cash	1
Deposits with counterparty	9,179
Foreign currency, at value	4,525
Receivable for investments sold	513,713
Receivable for Fund shares sold	291
Interest and dividends receivable	4,848
Dividends receivable from Affiliates	1,459
Reimbursement receivable from PIMCO	48
Other assets	6
2,088,065

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$53,896
Payable for sale-buyback transactions	226,291
Payable for short sales	243,869
Financial Derivative Instruments
Exchange-traded or centrally cleared	8,120
Over the counter	19,279
Payable for investments purchased	344,770
Payable for investments in Affiliates purchased	1,361
Deposits from counterparty	29,805
Payable for Fund shares redeemed	8,642
Accrued investment advisory fees	620
Accrued supervisory and administrative fees	196
Accrued distribution fees	130
Accrued servicing fees	82
Other liabilities	6
937,067

Net Assets	$1,150,998

Net Assets Consist of:
Paid in capital	$1,342,332
(Overdistributed) net investment income	(61,419)
Accumulated undistributed net realized (loss)	(141,126)
Net unrealized appreciation	11,211
$1,150,998

Cost of Investments in Securities	$894,123
Cost of Investments in Affiliates	$589,124
Cost of Foreign Currency Held	$4,552
Proceeds Received on Short Sales	$243,668
Cost or Premiums of Financial Derivative Instruments, net	$29,569

* Includes repurchase agreements of:	$12,135

42	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(Amounts in thousands, except per share amounts)	PIMCO Global Multi- Asset Fund

Net Assets:
Institutional Class	$609,973
Class P	110,012
Administrative Class	68
Class D	38,900
Class A	189,308
Class C	191,102
Class R	11,635

Shares Issued and Outstanding:
Institutional Class	55,554
Class P	10,021
Administrative Class	6
Class D	3,538
Class A	17,222
Class C	17,635
Class R	1,065

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$10.98
Class P	10.98
Administrative Class	10.98
Class D	10.99
Class A	10.99
Class C	10.84
Class R	10.92

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	43

Statements of Operations

Six Months Ended September 30, 2014 (Unaudited)
(Amounts in thousands)	PIMCO RealRetirement® 2015 Fund	PIMCO RealRetirement® 2020 Fund	PIMCO RealRetirement® 2025 Fund	PIMCO RealRetirement® 2030 Fund

Investment Income:
Interest	$36	$58	$24	$7
Dividends	31	107	127	264
Dividends from Investments in Affiliates	735	1,368	1,218	1,876
Total Income	802	1,533	1,369	2,147

Expenses:
Investment advisory fees	164	334	284	425
Supervisory and administrative fees	23	52	35	56
Distribution and/or servicing fees - Administrative Class	44	79	72	101
Distribution and/or servicing fees - Class D	1	4	3	4
Distribution fees - Class C	3	14	3	9
Distribution fees - Class R	0	3	2	3
Servicing fees - Class A	4	10	4	9
Servicing fees - Class C	1	5	1	3
Servicing fees - Class R	0	3	2	3
Interest expense	1	0	0	1
Miscellaneous expense	2	0	2	0
Total Expenses	243	504	408	614
Waiver and/or Reimbursement by PIMCO	(155)	(303)	(250)	(374)
Net Expenses	88	201	158	240

Net Investment Income	714	1,332	1,211	1,907

Net Realized Gain (Loss):
Investments in securities	18	39	41	67
Investments in Affiliates	18	(42)	157	555
Exchange-traded or centrally cleared financial derivative instruments	168	526	439	757
Over the counter financial derivative instruments	140	310	201	286
Foreign currency	4	5	8	8
Net Realized Gain	348	838	846	1,673

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	18	(50)	(141)	(284)
Investments in Affiliates	470	863	450	289
Exchange-traded or centrally cleared financial derivative instruments	36	(20)	(2)	(22)
Over the counter financial derivative instruments	(147)	(274)	(238)	(369)
Foreign currency assets and liabilities	0	0	(1)	(3)
Net Change in Unrealized Appreciation (Depreciation)	377	519	68	(389)
Net Gain	725	1,357	914	1,284

Net Increase in Net Assets Resulting from Operations	$1,439	$2,689	$2,125	$3,191

44	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

PIMCO RealRetirement® 2035 Fund	PIMCO RealRetirement® 2040 Fund	PIMCO RealRetirement® 2045 Fund	PIMCO RealRetirement® 2050 Fund	PIMCO RealRetirement® Income and Distribution Fund

$0	$0	$0	$0	$35
221	305	179	269	36
1,266	1,562	792	1,062	847
1,487	1,867	971	1,331	918

286	376	194	271	164
31	48	19	30	33
68	68	23	43	41
2	3	1	3	3
1	5	1	3	10
1	4	1	1	0
3	8	1	3	10
0	2	0	1	3
1	4	1	1	0
0	0	0	0	2
2	0	1	0	0
395	518	242	356	266
(254)	(326)	(165)	(229)	(168)
141	192	77	127	98

1,346	1,675	894	1,204	820

46	63	32	47	21
129	632	109	214	96
422	545	247	359	147
176	274	77	142	177
4	8	6	3	3
777	1,522	471	765	444

(209)	(267)	(153)	(187)	29
377	(93)	47	249	410
12	33	0	22	39
(249)	(356)	(193)	(249)	(183)
1	0	0	1	0
(68)	(683)	(299)	(164)	295
709	839	172	601	739

$2,055	$2,514	$1,066	$1,805	$1,559

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	45

Consolidated Statement of Operations

Six Months Ended September 30, 2014 (Unaudited)
(Amounts in thousands)	PIMCO Global Multi- Asset Fund

Investment Income:
Interest	$8,282
Dividends, net of foreign taxes*	3,439
Dividends from Investments in Affiliates	10,802
Miscellaneous income	4
Total Income	22,527

Expenses:
Investment advisory fees	6,086
Supervisory and administrative fees	1,352
Distribution and/or servicing fees - Class D	58
Distribution fees - Class C	828
Distribution fees - Class R	16
Servicing fees - Class A	292
Servicing fees - Class C	276
Servicing fees - Class R	16
Trustee fees	1
Interest expense	221
Total Expenses	9,146
Waiver and/or Reimbursement by PIMCO	(3,031)
Net Expenses	6,115

Net Investment Income	16,412

Net Realized Gain (Loss):
Investments in securities	8,479
Investments in Affiliates	27,016
Exchange-traded or centrally cleared financial derivative instruments	37,025
Over the counter financial derivative instruments	13,414
Short sales	(316)
Foreign currency	3,084
Net Realized Gain	88,702

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(22,775)
Investments in Affiliates	(2,063)
Exchange-traded or centrally cleared financial derivative instruments	(17,495)
Over the counter financial derivative instruments	10,997
Short sales	(201)
Foreign currency assets and liabilities	4,842
Net Change in Unrealized (Depreciation)	(26,695)
Net Gain	62,007

Net Increase in Net Assets Resulting from Operations	$78,419

* Foreign tax withholdings - Dividends	$92

46	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO RealRetirement® 2015 Fund		PIMCO RealRetirement® 2020 Fund		PIMCO RealRetirement® 2025 Fund

(Amounts in thousands)	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Increase in Net Assets from:

Operations:
Net investment income	$714	$1,417	$1,332	$2,678	$1,211	$2,322
Net realized gain (loss)	348	(41)	838	(689)	846	6
Net change in unrealized appreciation (depreciation)	377	(907)	519	(1,066)	68	(714)
Net increase resulting from operations	1,439	469	2,689	923	2,125	1,614

Distributions to Shareholders:
From net investment income
Institutional Class	(204)	(503)	(419)	(908)	(347)	(790)
Class P	(3)	(6)	(8)	(19)	(14)	(32)
Administrative Class	(305)	(681)	(554)	(1,084)	(575)	(1,193)
Class D	(8)	(25)	(25)	(74)	(22)	(60)
Class A	(25)	(75)	(62)	(181)	(25)	(87)
Class C	(4)	(13)	(18)	(48)	(5)	(13)
Class R	(1)	(3)	(15)	(48)	(13)	(30)
Tax basis return of capital
Institutional Class	0	0	0	(59)	0	0
Class P	0	0	0	(1)	0	0
Administrative Class	0	0	0	(81)	0	0
Class D	0	0	0	(6)	0	0
Class A	0	0	0	(14)	0	0
Class C	0	0	0	(5)	0	0
Class R	0	0	0	(4)	0	0

Total Distributions	(550)	(1,306)	(1,101)	(2,532)	(1,001)	(2,205)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	4,709	6,804	16,442	16,405	15,405	13,028

Total Increase in Net Assets	5,598	5,967	18,030	14,796	16,529	12,437

Net Assets:
Beginning of period	54,108	48,141	103,390	88,594	81,530	69,093
End of period*	$59,706	$54,108	$121,420	$103,390	$98,059	$81,530

* Including undistributed (overdistributed) net investment income of:	$138	$(26)	$163	$(68)	$177	$(33)

**	See Note 13 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	47

Statements of Changes in Net Assets (Cont.)

	PIMCO RealRetirement® 2030 Fund		PIMCO RealRetirement® 2035 Fund		PIMCO RealRetirement® 2040 Fund

(Amounts in thousands)	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Increase in Net Assets from:

Operations:
Net investment income	$1,907	$3,623	$1,346	$2,562	$1,675	$3,535
Net realized gain (loss)	1,673	(612)	777	(512)	1,522	(1,471)
Net change in unrealized appreciation (depreciation)	(389)	978	(68)	873	(683)	2,587
Net increase resulting from operations	3,191	3,989	2,055	2,923	2,514	4,651

Distributions to Shareholders:
From net investment income
Institutional Class	(540)	(1,202)	(418)	(1,049)	(623)	(1,382)
Class P	(17)	(32)	(17)	(43)	(29)	(57)
Administrative Class	(901)	(1,783)	(620)	(1,212)	(624)	(1,306)
Class D	(30)	(91)	(14)	(34)	(23)	(69)
Class A	(72)	(248)	(18)	(80)	(64)	(172)
Class C	(17)	(49)	(2)	(6)	(10)	(28)
Class R	(24)	(71)	(10)	(20)	(26)	(69)
Tax basis return of capital
Institutional Class	0	0	0	0	0	(148)
Class P	0	0	0	0	0	(6)
Administrative Class	0	0	0	0	0	(148)
Class D	0	0	0	0	0	(9)
Class A	0	0	0	0	0	(20)
Class C	0	0	0	0	0	(4)
Class R	0	0	0	0	0	(8)

Total Distributions	(1,601)	(3,476)	(1,099)	(2,444)	(1,399)	(3,426)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	17,112	27,109	20,093	14,380	10,245	28,064

Total Increase in Net Assets	18,702	27,622	21,049	14,859	11,360	29,289

Net Assets:
Beginning of period	120,197	92,575	74,929	60,070	106,407	77,118
End of period*	$138,899	$120,197	$95,978	$74,929	$117,767	$106,407

* Including undistributed (overdistributed) net investment income of:	$196	$(110)	$165	$(82)	$75	$(201)

**	See Note 13 in the Notes to Financial Statements.
^	Amount is less than $500.

48	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

PIMCO RealRetirement® 2045 Fund		PIMCO RealRetirement® 2050 Fund		PIMCO RealRetirement® Income and Distribution Fund

Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

$894	$1,590	$1,204	$2,539	$820	$1,666
471	(664)	765	(1,330)	444	(222)
(299)	1,300	(164)	2,007	295	(1,134)
1,066	2,226	1,805	3,216	1,559	310

(470)	(1,109)	(526)	(1,326)	(287)	(501)
(14)	(17)	(8)	(11)	(5)	(6)
(196)	(268)	(367)	(757)	(422)	(718)
(7)	(16)	(15)	(93)	(29)	(52)
(7)	(26)	(22)	(61)	(82)	(209)
(1)	(3)	(4)	(17)	(22)	(41)
(6)	(15)	(7)	(20)	(2)	(5)

0	(43)	0	(88)	0	0
0	(1)	0	(1)	0	0
0	(10)	0	(53)	0	0
0	(1)	0	(8)	0	0
0	(1)	0	(4)	0	0
0	(0)^	0	(2)	0	0
0	(1)	0	(2)	0	0

(701)	(1,511)	(949)	(2,443)	(849)	(1,532)

14,441	13,619	13,790	23,260	2,469	2,104

14,806	14,334	14,646	24,033	3,179	882

48,669	34,335	73,692	49,659	60,066	59,184
$63,475	$48,669	$88,338	$73,692	$63,245	$60,066

$124	$(69)	$137	$(118)	$(68)	$(39)

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	49

Consolidated Statements of Changes in Net Assets

	PIMCO Global Multi-Asset Fund

(Amounts in thousands)	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

(Decrease) in Net Assets from:

Operations:
Net investment income	$16,412	$89,780
Net realized gain (loss)	88,702	(401,674)
Net change in unrealized (depreciation)	(26,695)	(69,133)
Net increase (decrease) resulting from operations	78,419	(381,027)

Distributions to Shareholders:
From net investment income
Institutional Class	(3,655)	(14,307)
Class P	(583)	(3,746)
Administrative Class	(0)^	(20)
Class D	(123)	(660)
Class A	(617)	(3,015)
Class C	(0)^	(470)
Class R	(23)	(66)
Tax basis return of capital
Institutional Class	0	(3,872)
Class P	0	(997)
Administrative Class	0	(6)
Class D	0	(286)
Class A	0	(1,355)
Class C	0	(1,158)
Class R	0	(42)

Total Distributions	(5,001)	(30,000)

Fund Share Transactions:
Net (decrease) resulting from Fund share transactions**	(529,252)	(2,840,671)

Total (Decrease) in Net Assets	(455,834)	(3,251,698)

Net Assets:
Beginning of period	1,606,832	4,858,530
End of period*	$1,150,998	$1,606,832

* Including (overdistributed) net investment income of:	$(61,419)	$(72,830)

**	See Note 13 in the Notes to Financial Statements.
^	Amount is less than $500.

50	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Consolidated Statement of Cash Flows

Six Months Ended September 30, 2014 (Unaudited)
(Amounts in thousands)	PIMCO Global Multi- Asset Fund

Cash flows provided by operating activities:

Net increase in net assets resulting from operations	$78,419

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(3,606,308)
Proceeds from sales of long-term securities	4,066,015
Purchases of short-term portfolio investments, net	(119,438)
Decrease in deposits with counterparty	25,565
(Increase) in receivable for investments sold	(416,552)
(Increase) in interest and dividends receivable	(345)
Decrease in exchange-traded or centrally cleared derivatives	26,191
Decrease in over the counter derivatives	14,685
(Increase) in reimbursement receivable from PIMCO	(31)
Increase in payable for investments purchased	340,639
(Decrease) in deposits from counterparty	(702)
Increase in accrued investment advisory fees	280
(Decrease) in accrued supervisory and administrative fees	(62)
(Decrease) in accrued distribution fee	(44)
(Decrease) in accrued servicing fee	(32)
Proceeds from short sales transactions, net	242,348
Proceeds from currency transactions	7,926
Increase in other liabilities	1
Net Realized (Gain) Loss
Investments in securities	(8,479)
Investments in Affiliates	(27,016)
Exchange-traded or centrally cleared financial derivative instruments	(37,025)
Short sales	316
Over the counter financial derivative instruments	(13,414)
Foreign currency	(3,084)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	22,775
Investments in Affiliates	2,063
Exchange-traded or centrally cleared financial derivative instruments	17,495
Over the counter financial derivative instruments	(10,997)
Short sales	201
Foreign currency assets and liabilities	(4,842)
Net amortization (accretion) on investments	(143)
Net cash provided by operating activities	596,405

Cash flows (used for) financing activities:
Proceeds from shares sold	52,577
Payments on shares redeemed	(593,450)
Cash dividend paid*	(856)
Proceeds from reverse repurchase agreements	571,349
Payments on reverse repurchase agreements	(641,640)
Proceeds from sale-buyback transactions	2,991,671
Payments on sale-buyback transactions	(2,987,973)
Proceeds from deposits from counterparty	546
Payments on deposits from counterparty	(609)
Net cash (used for) financing activities	(608,385)

Net (Decrease) in Cash and Foreign Currency	(11,980)

Cash and Foreign Currency:
Beginning of period	16,506
End of period	$4,526

* Reinvestment of dividends	$4,145

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$250

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	51

Schedule of Investments PIMCO RealRetirement® 2015 Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 8.9%

U.S. TREASURY OBLIGATIONS 5.1%
U.S. Treasury Notes
1.750% due 05/15/2023 (c)(e)	$3,200	$3,034

Total U.S. Treasury Obligations (Cost $2,980)		3,034

	SHARES
EXCHANGE-TRADED FUNDS 3.3%
Vanguard FTSE Emerging Markets ETF	33,690	1,405
Vanguard REIT ETF	7,220	519

Total Exchange-Traded Funds (Cost $1,950)		1,924

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (b) 0.5%
		320

Total Short-Term Instruments (Cost $320)		320

Total Investments in Securities (Cost $5,250)		5,278

INVESTMENTS IN AFFILIATES 93.9%

MUTUAL FUNDS (a) 88.0%
PIMCO CommoditiesPLUS® Strategy Fund	154,056	1,556

	SHARES	MARKET VALUE (000S)
PIMCO Emerging Markets Bond Fund	384,009	$4,186
PIMCO EqS Pathfinder Fund®	71,460	888
PIMCO EqS® Emerging Markets Fund	72,581	632
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	360,819	4,009
PIMCO Global Advantage® Strategy Bond Fund	197,185	2,175
PIMCO High Yield Fund	377,712	3,577
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	225,853	1,791
PIMCO Mortgage Opportunities Fund	55,884	620
PIMCO Real Return Fund	953,543	10,765
PIMCO RealEstateRealReturn Strategy Fund	213,172	944
PIMCO Short-Term Fund	103,439	1,025
PIMCO Small Cap StocksPLUS® AR Strategy Fund	181,761	1,707
PIMCO StocksPLUS® Fund	463,238	4,920
PIMCO Total Return Fund	1,152,042	12,523
PIMCO TRENDS Managed Futures Strategy Fund	107,498	1,235

Total Mutual Funds (Cost $51,790)		52,553

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.9%
PIMCO Short-Term Floating NAV Portfolio	341,655	$3,419
PIMCO Short-Term Floating NAV Portfolio III	10,449	104

Total Short-Term Instruments (Cost $3,523)		3,523

Total Investments in Affiliates (Cost $55,313)		56,076

Total Investments 102.8% (Cost $60,563)		$61,354

Financial Derivative Instruments (d)(f) 0.4% (Cost or Premiums, net $437)		212

Other Assets and Liabilities, net (3.2%)		(1,860)

Net Assets 100.0%		$59,706

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$320	U.S. Treasury Notes 1.500% due 02/28/2019	$(328)	$320	$320

Total Repurchase Agreements						$(328)	$320	$320

(1)	Includes accrued interest.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.250%	09/26/2014	10/10/2014	$(1,814)	$(1,814)

Total Sale-Buyback Transactions					$(1,814)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $1,544 at a weighted average interest rate of 0.129%.
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop on sale-buyback transactions.

52	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(c)	Securities with an aggregate market value of $1,802 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
SSB	$320	$0	$0	$0	$320	$(328)	$(8)

Master Securities Forward Transaction Agreement
GSC	0	0	(1,814)	0	(1,814)	1,802	(12)

Total Borrowings and Other Financing Transactions	$320	$0	$(1,814)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	96	$26	$15
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	94	20	7

				$46	$22

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	10	$72	$7
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	3	19	6

				$91	$13

Total Purchased Options				$137	$35

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	96	$(15)	$(7)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	94	(9)	(3)

				$(24)	$(10)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	10	$(36)	$(3)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	3	(8)	(2)

				$(44)	$(5)

Total Written Options				$(68)	$(15)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	53

Schedule of Investments PIMCO RealRetirement® 2015 Fund (Cont.)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2014	4	$(5)	$0	$(1)
Gold 100 oz. December Futures	Short	12/2014	5	42	4	0
Nikkei 225 Index December Futures	Long	12/2014	12	24	2	(10)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	9	(6)	0	(1)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	9	(16)	0	(4)

Total Futures Contracts				$39	$6	$(16)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(e)	Securities with an aggregate market value of $152 and cash of $14 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$35	$6	$0	$41	$(15)	$(16)	$0	$(31)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BPS	11/2014		EUR	688	$		917	$47	$0
	11/2014	$		65		JPY	7,100	0	(1)

GLM	10/2014			421			43,859	0	(21)

HUS	10/2014		AUD	202	$		188	11	0

JPM	10/2014		JPY	43,859			403	3	0
	11/2014	$		403		JPY	43,859	0	(3)

UAG	10/2014		BRL	1,443	$		614	25	0
	10/2014	$		632		BRL	1,443	0	(42)
	11/2014			609			1,443	0	(24)

Total Forward Foreign Currency Contracts								$86	$(91)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	2,300	$40	$23

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,000	0	0

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		2,400	95	53

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		2,900	61	28
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		2,900	124	65

NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		3,800	61	84

								$381	$253

Total Purchased Options								$381	$253

54	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	2.407	10/14/2014	$1,751	$(11)	$(48)

Total Written Options						$(11)	$(48)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in JPY		Premiums
Balance at Beginning of Period	212	$0	JPY	1,127	$(109)
Sales	0	2,469		1,127	(51)
Closing Buys	(9)	0		0	17
Expirations	0	0		(2,254)	54
Exercised	0	(718)		0	10

Balance at End of Period	203	$1,751	JPY	0	$(79)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.317%	$ 100	$(2)	$4	$2	$0

Total Swap Agreements						$(2)	$4	$2	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$0	$23	$0	$23	$0	$0	$0	$0	$23	$0	$23
BPS	47	0	0	47	(1)	0	0	(1)	46	0	46
CBK	0	0	2	2	0	0	0	0	2	0	2
FBF	0	0	0	0	0	(48)	0	(48)	(48)	0	(48)
GLM	0	0	0	0	(21)	0	0	(21)	(21)	0	(21)
HUS	11	0	0	11	0	0	0	0	11	0	11
JPM	3	53	0	56	(3)	0	0	(3)	53	0	53
MYC	0	93	0	93	0	0	0	0	93	0	93
NGF	0	84	0	84	0	0	0	0	84	0	84
UAG	25	0	0	25	(66)	0	0	(66)	(41)	0	(41)

Total Over the Counter	$86	$253	$2	$341	$(91)	$(48)	$0	$(139)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	55

Schedule of Investments PIMCO RealRetirement® 2015 Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$35	$0	$0	$35
Futures	4	0	2	0	0	6

	$4	$0	$37	$0	$0	$41

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$86	$0	$86
Purchased Options	0	0	0	0	253	253
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$86	$253	$341

	$4	$2	$37	$86	$253	$382

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$15	$0	$0	$15
Futures	0	0	11	0	5	16

	$0	$0	$26	$0	$5	$31

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$91	$0	$91
Written Options	0	0	0	48	0	48

	$0	$0	$0	$139	$0	$139

	$0	$0	$26	$139	$5	$170

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$17	$0	$0	$17
Futures	9	0	67	0	133	209
Swap Agreements	0	0	0	0	(58)	(58)

	$9	$0	$84	$0	$75	$168

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$85	$0	$85
Written Options	0	0	54	0	0	54
Swap Agreements	0	1	0	0	0	1

	$0	$1	$54	$85	$0	$140

	$9	$1	$138	$85	$75	$308

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(55)	$0	$0	$(55)
Written Options	0	0	13	0	0	13
Futures	28	0	39	0	(29)	38
Swap Agreements	0	0	0	0	40	40

	$28	$0	$(3)	$0	$11	$36

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(41)	$0	$(41)
Purchased Options	0	0	0	0	(56)	(56)
Written Options	0	0	(13)	(37)	0	(50)

	$0	$0	$(13)	$(78)	$(56)	$(147)

	$28	$0	$(16)	$(78)	$(45)	$(111)

56	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$3,034	$0	$3,034
Exchange-Traded Funds	1,924	0	0	1,924
Short-Term Instruments
Repurchase Agreements	0	320	0	320
	$1,924	$3,354	$0	$5,278

Investments in Affiliates, at Value
Mutual Funds	52,553	0	0	52,553
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,523	0	0	3,523
	$56,076	$0	$0	$56,076

Total Investments	$58,000	$3,354	$0	$61,354

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$6	$35	$0	$41
Over the counter	0	341	0	341
	$6	$376	$0	$382

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(16)	(15)	0	(31)
Over the counter	0	(139)	0	(139)
	$(16)	$(154)	$0	$(170)

Totals	$57,990	$3,576	$0	$61,566

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	57

Schedule of Investments PIMCO RealRetirement® 2020 Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 9.5%

U.S. TREASURY OBLIGATIONS 3.7%
U.S. Treasury Notes
1.750% due 05/15/2023 (d)	$4,800	$4,552

Total U.S. Treasury Obligations (Cost $4,477)		4,552

	SHARES
EXCHANGE-TRADED FUNDS 5.6%
Vanguard FTSE Emerging Markets ETF	119,380	4,979
Vanguard REIT ETF	24,540	1,763

Total Exchange-Traded Funds (Cost $6,790)		6,742

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (b) 0.2%
		263

U.S. TREASURY BILLS 0.0%
0.051% due 10/16/2014 (d)	$2	2

Total Short-Term Instruments (Cost $265)		265

Total Investments in Securities (Cost $11,532)		11,559

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 90.4%

MUTUAL FUNDS (a) 83.2%
PIMCO CommoditiesPLUS® Strategy Fund	358,887	$3,625
PIMCO Emerging Markets Bond Fund	550,622	6,002
PIMCO EqS Pathfinder Fund®	113,428	1,410
PIMCO EqS® Emerging Markets Fund	287,558	2,505
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	774,224	8,602
PIMCO Global Advantage® Strategy Bond Fund	343,507	3,789
PIMCO High Yield Fund	500,705	4,742
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	645,908	5,122
PIMCO Mortgage Opportunities Fund	109,632	1,217
PIMCO Real Return Fund	1,826,975	20,626
PIMCO RealEstateRealReturn Strategy Fund	435,551	1,929
PIMCO Short-Term Fund	244,054	2,418
PIMCO Small Cap StocksPLUS® AR Strategy Fund	582,846	5,473
PIMCO StocksPLUS® Fund	962,912	10,226
PIMCO Total Return Fund	1,883,219	20,471
PIMCO TRENDS Managed Futures Strategy Fund	244,749	2,812

Total Mutual Funds (Cost $98,631)		100,969

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 7.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.2%
PIMCO Short-Term Floating NAV Portfolio	773,830	$7,743
PIMCO Short-Term Floating NAV Portfolio III	101,935	1,018

Total Short-Term Instruments (Cost $8,762)		8,761

Total Investments in Affiliates (Cost $107,393)		109,730

Total Investments 99.9% (Cost $118,925)		$121,289

Financial Derivative Instruments (c)(e) 0.4% (Cost or Premiums, net $874)		421

Other Assets and Liabilities, net (0.3%)		(290)

Net Assets 100.0%		$121,420

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$263	U.S. Treasury Notes 1.500% due 02/28/2019	$(268)	$263	$263

Total Repurchase Agreements						$(268)	$263	$263

(1)	Includes accrued interest.

As of September 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $631 at a weighted average interest rate of 0.114%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$263	$0	$0	$0	$263	$(268)	$(5)

Total Borrowings and Other Financing Transactions	$263	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

58	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	219	$58	$35
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	213	46	16

				$104	$51

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	23	$167	$16
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	8	49	15

				$216	$31

Total Purchased Options				$320	$82

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	219	$(33)	$(17)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	213	(21)	(7)

				$(54)	$(24)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	23	$(82)	$(6)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	8	(23)	(6)

				$(105)	$(12)

Total Written Options				$(159)	$(36)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2014	9	$(12)	$0	$(2)
Gold 100 oz. December Futures	Short	12/2014	11	92	8	0
Nikkei 225 Index December Futures	Long	12/2014	25	49	4	(21)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	18	(11)	0	(2)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	32	(58)	0	(13)

Total Futures Contracts				$60	$12	$(38)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(d)	Securities with an aggregate market value of $299 and cash of $11 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$82	$12	$0	$94	$(36)	$(38)	$0	$(74)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	59

Schedule of Investments PIMCO RealRetirement® 2020 Fund (Cont.)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	12/2014	$		208		GBP	129	$1	$0

BPS	11/2014		EUR	1,888	$		2,516	130	0
	11/2014	$		141		JPY	15,300	0	(2)

GLM	10/2014			885			92,084	0	(45)

HUS	10/2014		AUD	303	$		283	17	0

JPM	10/2014		JPY	92,084			846	6	0
	11/2014	$		846		JPY	92,084	0	(6)

UAG	10/2014		BRL	3,031	$		1,290	52	0
	10/2014	$		1,326		BRL	3,031	0	(88)
	11/2014			1,278			3,031	0	(51)

Total Forward Foreign Currency Contracts								$206	$(192)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC EUR versus USD	$	1.000	05/22/2015	EUR 520	$26	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	4,300	$75	$42

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,800	0	0

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		4,400	174	98

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		2,100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		5,400	114	53
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		5,500	234	123

NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		7,300	118	161

								$715	$477

Total Purchased Options								$741	$477

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	2.407	10/14/2014	$3,549	$(22)	$(97)

Total Written Options						$(22)	$(97)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in JPY		Premiums
Balance at Beginning of Period	484	$0	JPY	2,143	$(243)
Sales	0	4,944		2,143	(99)
Closing Buys	(21)	0		0	40
Expirations	0	0		(4,286)	103
Exercised	0	(1,395)		0	18

Balance at End of Period	463	$3,549	JPY	0	$(181)

60	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.317%	$ 300	$(6)	$13	$7	$0

Total Swap Agreements						$(6)	$13	$7	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$1	$42	$0	$43	$0	$0	$0	$0	$43	$0	$43
BPS	130	0	0	130	(2)	0	0	(2)	128	0	128
CBK	0	0	7	7	0	0	0	0	7	0	7
FBF	0	0	0	0	0	(97)	0	(97)	(97)	0	(97)
GLM	0	0	0	0	(45)	0	0	(45)	(45)	0	(45)
HUS	17	0	0	17	0	0	0	0	17	0	17
JPM	6	98	0	104	(6)	0	0	(6)	98	0	98
MYC	0	176	0	176	0	0	0	0	176	(360)	(184)
NGF	0	161	0	161	0	0	0	0	161	(52)	109
UAG	52	0	0	52	(139)	0	0	(139)	(87)	0	(87)

Total Over the Counter	$206	$477	$7	$690	$(192)	$(97)	$0	$(289)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$82	$0	$0	$82
Futures	8	0	4	0	0	12

	$8	$0	$86	$0	$0	$94

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$206	$0	$206
Purchased Options	0	0	0	0	477	477
Swap Agreements	0	7	0	0	0	7

	$0	$7	$0	$206	$477	$690

	$8	$7	$86	$206	$477	$784

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	61

Schedule of Investments PIMCO RealRetirement® 2020 Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$36	$0	$0	$36
Futures	0	0	23	0	15	38

	$0	$0	$59	$0	$15	$74

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$192	$0	$192
Written Options	0	0	0	97	0	97

	$0	$0	$0	$289	$0	$289

	$0	$0	$59	$289	$15	$363

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$40	$0	$0	$40
Futures	20	0	145	0	357	522
Swap Agreements	0	0	0	0	(36)	(36)

	$20	$0	$185	$0	$321	$526

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$205	$0	$205
Written Options	0	0	103	0	0	103
Swap Agreements	0	2	0	0	0	2

	$0	$2	$103	$205	$0	$310

	$20	$2	$288	$205	$321	$836

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(129)	$0	$0	$(129)
Written Options	0	0	32	0	0	32
Futures	62	0	80	0	(90)	52
Swap Agreements	0	0	0	0	25	25

	$62	$0	$(17)	$0	$(65)	$(20)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(70)	$0	$(70)
Purchased Options	0	0	0	(1)	(104)	(105)
Written Options	0	0	(24)	(75)	0	(99)

	$0	$0	$(24)	$(146)	$(104)	$(274)

	$62	$0	$(41)	$(146)	$(169)	$(294)

62	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$4,552	$0	$4,552
Exchange-Traded Funds	6,742	0	0	6,742
Short-Term Instruments
Repurchase Agreements	0	263	0	263
U.S. Treasury Bills	0	2	0	2
	$6,742	$4,817	$0	$11,559

Investments in Affiliates, at Value
Mutual Funds	100,969	0	0	100,969
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,761	0	0	8,761
	$109,730	$0	$0	$109,730

Total Investments	$116,472	$4,817	$0	$121,289

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$12	$82	$0	$94
Over the counter	0	690	0	690
	$12	$772	$0	$784

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(38)	(36)	0	(74)
Over the counter	0	(289)	0	(289)
	$(38)	$(325)	$0	$(363)

Totals	$116,446	$5,264	$0	$121,710

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	63

Schedule of Investments PIMCO RealRetirement® 2025 Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 10.7%

U.S. TREASURY OBLIGATIONS 2.0%
U.S. Treasury Notes
1.750% due 05/15/2023 (d)	$2,000	$1,896

Total U.S. Treasury Obligations (Cost $1,864)		1,896

	SHARES
EXCHANGE-TRADED FUNDS 8.3%
Vanguard FTSE Emerging Markets ETF	151,110	6,303
Vanguard REIT ETF	25,980	1,867

Total Exchange-Traded Funds (Cost $8,231)		8,170

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (b) 0.4%
		395

U.S. TREASURY BILLS 0.0%
0.051% due 10/16/2014 (d)	$23	23

Total Short-Term Instruments (Cost $418)		418

Total Investments in Securities (Cost $10,513)		10,484

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 89.2%

MUTUAL FUNDS (a) 78.8%
PIMCO CommoditiesPLUS® Strategy Fund	508,321	$5,134
PIMCO Emerging Markets Bond Fund	441,691	4,814
PIMCO EqS Pathfinder Fund®	107,342	1,334
PIMCO EqS® Emerging Markets Fund	251,382	2,190
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	600,538	6,672
PIMCO Global Advantage® Strategy Bond Fund	262,171	2,892
PIMCO High Yield Fund	397,013	3,760
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	833,149	6,607
PIMCO Mortgage Opportunities Fund	86,839	964
PIMCO Real Return Fund	861,487	9,726
PIMCO RealEstateRealReturn Strategy Fund	787,644	3,489
PIMCO Small Cap StocksPLUS® AR Strategy Fund	466,658	4,382
PIMCO StocksPLUS® Fund	933,734	9,916
PIMCO Total Return Fund	1,185,391	12,885
PIMCO TRENDS Managed Futures Strategy Fund	221,277	2,542

Total Mutual Funds (Cost $75,129)		77,307

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 10.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.4%
PIMCO Short-Term Floating NAV Portfolio	912,542	$9,131
PIMCO Short-Term Floating NAV Portfolio III	101,261	1,012

Total Short-Term Instruments (Cost $10,143)		10,143

Total Investments in Affiliates (Cost $85,272)		87,450

Total Investments 99.9% (Cost $95,785)		$97,934

Financial Derivative Instruments (c)(e) 0.3% (Cost or Premiums, net $681)		285

Other Assets and Liabilities, net (0.2%)		(160)

Net Assets 100.0%		$98,059

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$395	U.S. Treasury Notes 1.500% due 02/28/2019	$(407)	$395	$395

Total Repurchase Agreements						$(407)	$395	$395

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$395	$0	$0	$0	$395	$(407)	$(12)

Total Borrowings and Other Financing Transactions	$395	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

64	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	210	$55	$33
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	205	44	16

				$99	$49

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	23	$167	$16
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	7	43	13

				$210	$29

Total Purchased Options				$309	$78

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	210	$(32)	$(16)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	205	(20)	(7)

				$(52)	$(23)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	23	$(82)	$(6)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	7	(20)	(5)

				$(102)	$(11)

Total Written Options				$(154)	$(34)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2014	9	$(12)	$0	$(2)
Gold 100 oz. December Futures	Short	12/2014	10	84	7	0
Nikkei 225 Index December Futures	Long	12/2014	24	48	4	(20)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	14	(9)	0	(2)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	26	(47)	0	(10)

Total Futures Contracts				$64	$11	$(34)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(d)	Securities with an aggregate market value of $273 and cash of $40 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$78	$11	$0	$89	$(34)	$(34)	$0	$(68)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	65

Schedule of Investments PIMCO RealRetirement® 2025 Fund (Cont.)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BPS	11/2014		EUR	1,008	$		1,343	$70	$0

GLM	10/2014	$		973		JPY	101,236	0	(49)

HUS	10/2014		AUD	200	$		186	11	0

JPM	10/2014		JPY	112,136			1,030	8	0
	11/2014	$		1,030		JPY	112,136	0	(8)

MSC	10/2014			102			10,900	0	(2)

UAG	10/2014		BRL	2,062	$		877	35	0
	10/2014	$		902		BRL	2,062	0	(60)
	11/2014			870			2,062	0	(35)

Total Forward Foreign Currency Contracts								$124	$(154)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	3,300	$57	$32

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,400	0	0

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		3,300	131	74

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,600	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		4,100	87	40
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		4,200	179	94

NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		5,800	93	128

								$547	$368

Total Purchased Options								$547	$368

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	2.407	10/14/2014	$	2,866	$(17)	$(78)

Total Written Options							$(17)	$(78)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in JPY		Premiums
Balance at Beginning of Period	467	$0	JP	Y 1,666	$(230)
Sales	0	4,020		1,666	(78)
Closing Buys	(22)	0		0	41
Expirations	0	(1,154)		(3,332)	80
Exercised	0	0		0	16

Balance at End of Period	445	$2,866	JPY	0	$(171)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.317%	$ 200	$(4)	$8	$4	$0

Total Swap Agreements						$(4)	$8	$4	$0

66	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$0	$32	$0	$32	$0	$0	$0	$0	$32	$0	$32
BPS	70	0	0	70	0	0	0	0	70	0	70
CBK	0	0	4	4	0	0	0	0	4	0	4
FBF	0	0	0	0	0	(78)	0	(78)	(78)	0	(78)
GLM	0	0	0	0	(49)	0	0	(49)	(49)	0	(49)
HUS	11	0	0	11	0	0	0	0	11	0	11
JPM	8	74	0	82	(8)	0	0	(8)	74	0	74
MSC	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
MYC	0	134	0	134	0	0	0	0	134	(260)	(126)
NGF	0	128	0	128	0	0	0	0	128	(50)	78
UAG	35	0	0	35	(95)	0	0	(95)	(60)	0	(60)

Total Over the Counter	$124	$368	$4	$496	$(154)	$(78)	$0	$(232)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$78	$0	$0	$78
Futures	7	0	4	0	0	11

	$7	$0	$82	$0	$0	$89

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$124	$0	$124
Purchased Options	0	0	0	0	368	368
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$124	$368	$496

	$7	$4	$82	$124	$368	$585

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$34	$0	$0	$34
Futures	0	0	22	0	12	34

	$0	$0	$56	$0	$12	$68

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$154	$0	$154
Written Options	0	0	0	78	0	78

	$0	$0	$0	$232	$0	$232

	$0	$0	$56	$232	$12	$300

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	67

Schedule of Investments PIMCO RealRetirement® 2025 Fund (Cont.)

September 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$41	$0	$0	$41
Futures	18	0	143	0	288	449
Swap Agreements	0	0	0	0	(51)	(51)

	$18	$0	$184	$0	$237	$439

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$120	$0	$120
Written Options	0	0	80	0	0	80
Swap Agreements	0	1	0	0	0	1

	$0	$1	$80	$120	$0	$201

	$18	$1	$264	$120	$237	$640

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(124)	$0	$0	$(124)
Written Options	0	0	28	0	0	28
Futures	57	0	76	0	(74)	59
Swap Agreements	0	0	0	0	35	35

	$57	$0	$(20)	$0	$(39)	$(2)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(82)	$0	$(82)
Purchased Options	0	0	0	0	(77)	(77)
Written Options	0	0	(18)	(61)	0	(79)

	$0	$0	$(18)	$(143)	$(77)	$(238)

	$57	$0	$(38)	$(143)	$(116)	$(240)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,896	$0	$1,896
Exchange-Traded Funds	8,170	0	0	8,170
Short-Term Instruments
Repurchase Agreements	0	395	0	395
U.S. Treasury Bills	0	23	0	23
	$8,170	$2,314	$0	$10,484

Investments in Affiliates, at Value
Mutual Funds	77,307	0	0	77,307
Short-Term Instruments
Central Funds Used for Cash Management Purposes	10,143	0	0	10,143
	$87,450	$0	$0	$87,450

Total Investments	$95,620	$2,314	$0	$97,934

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$11	$78	$0	$89
Over the counter	0	496	0	496
	$11	$574	$0	$585

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(34)	(34)	0	(68)
Over the counter	0	(232)	0	(232)
	$(34)	$(266)	$0	$(300)

Totals	$95,597	$2,622	$0	$98,219

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

68	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealRetirement® 2030 Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 12.5%

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Notes
1.750% due 05/15/2023 (d)	$600	$569

Total U.S. Treasury Obligations (Cost $560)		569

	SHARES
EXCHANGE-TRADED FUNDS 11.9%
Vanguard FTSE Emerging Markets ETF	326,820	13,632
Vanguard REIT ETF	40,410	2,903

Total Exchange-Traded Funds (Cost $16,589)		16,535

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (b) 0.2%
		292

Total Short-Term Instruments (Cost $292)		292

Total Investments in Securities (Cost $17,441)		17,396

	SHARES
INVESTMENTS IN AFFILIATES 87.7%

MUTUAL FUNDS (a) 78.0%
PIMCO CommoditiesPLUS® Strategy Fund	953,881	9,634

	SHARES	MARKET VALUE (000S)
PIMCO Emerging Markets Bond Fund	656,156	$7,152
PIMCO EqS Pathfinder Fund®	232,481	2,890
PIMCO EqS® Emerging Markets Fund	369,355	3,217
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	620,166	6,890
PIMCO Global Advantage® Strategy Bond Fund	282,486	3,116
PIMCO High Yield Fund	581,594	5,508
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,471,901	11,672
PIMCO Long-Term U.S. Government Fund	207,110	2,148
PIMCO Mortgage Opportunities Fund	127,539	1,415
PIMCO Real Return Fund	747,514	8,439
PIMCO RealEstateRealReturn Strategy Fund	1,768,122	7,833
PIMCO Small Cap StocksPLUS® AR Strategy Fund	759,819	7,135
PIMCO StocksPLUS® Fund	1,466,768	15,577
PIMCO Total Return Fund	1,050,713	11,421
PIMCO TRENDS Managed Futures Strategy Fund	370,300	4,255

Total Mutual Funds (Cost $103,422)		108,302

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 9.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.7%
PIMCO Short-Term Floating NAV Portfolio	1,174,615	$11,754
PIMCO Short-Term Floating NAV Portfolio III	171,769	1,716

Total Short-Term Instruments (Cost $13,471)		13,470

Total Investments in Affiliates (Cost $116,893)		121,772

Total Investments 100.2% (Cost $134,334)		$139,168

Financial Derivative Instruments (c)(e) 0.3% (Cost or Premiums, net $1,047)		388

Other Assets and Liabilities, net (0.5%)		(657)

Net Assets 100.0%		$138,899

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$292	U.S. Treasury Notes 1.500% due 02/28/2019	$(298)	$292	$292

Total Repurchase Agreements						$(298)	$292	$292

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$292	$0	$0	$0	$292	$(298)	$(6)

Total Borrowings and Other Financing Transactions	$292	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	69

Schedule of Investments PIMCO RealRetirement® 2030 Fund (Cont.)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	369	$98	$58
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	359	77	28

				$175	$86

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	43	$312	$30
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	13	80	25

				$392	$55

Total Purchased Options				$567	$141

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	369	$(56)	$(29)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	359	(35)	(11)

				$(91)	$(40)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	43	$(153)	$(11)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	13	(38)	(10)

				$(191)	$(21)

Total Written Options				$(282)	$(61)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2014	17	$(14)	$0	$(4)
Gold 100 oz. December Futures	Short	12/2014	20	168	14	0
Nikkei 225 Index December Futures	Long	12/2014	43	85	7	(36)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	19	(12)	0	(2)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	35	(63)	0	(14)

Total Futures Contracts				$164	$21	$(56)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(d)	Securities with an aggregate market value of $424 and cash of $12 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$141	$21	$0	$162	$(61)	$(56)	$0	$(117)

70	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(e)   FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	12/2014	$		208		GBP	129	$1	$0

BPS	11/2014		EUR	1,462	$		1,948	101	0

GLM	10/2014	$		1,994		JPY	207,536	0	(101)

HUS	10/2014		AUD	299	$		279	17	0

JPM	10/2014		JPY	222,736			2,046	15	0
	10/2014	$		142		JPY	15,200	0	(3)
	11/2014			2,047			222,736	0	(16)

UAG	10/2014		BRL	3,093	$		1,316	53	0
	10/2014	$		1,353		BRL	3,093	0	(90)
	11/2014			1,305			3,093	0	(52)

Total Forward Foreign Currency Contracts								$187	$(262)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus USD	$1.000	05/22/2015	EUR	460	$23	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$ 4,600	$80	$45

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,900	1	0

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	4,700	186	105

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	2,200	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	5,600	118	55
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	5,800	247	129

NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015	8,600	138	190

							$770	$524

Total Purchased Options							$793	$524

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	2.407	10/14/2014	$ 4,103	$(25)	$(112)

Total Written Options						$(25)	$(112)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in JPY		Premiums
Balance at Beginning of Period	823	$0	JPY	2,516	$(407)
Sales	0	5,749		2,516	(116)
Closing Buys	(39)	0		0	74
Expirations	0	0		(5,032)	121
Exercised	0	(1,646)		0	21

Balance at End of Period	784	$4,103	JPY	0	$(307)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	71

Schedule of Investments PIMCO RealRetirement® 2030 Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.317%	$ 300	$(6)	$12	$6	$0

Total Swap Agreements						$(6)	$12	$6	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$1	$45	$0	$46	$0	$0	$0	$0	$46	$0	$46
BPS	101	0	0	101	0	0	0	0	101	0	101
CBK	0	0	6	6	0	0	0	0	6	0	6
FBF	0	0	0	0	0	(112)	0	(112)	(112)	0	(112)
GLM	0	0	0	0	(101)	0	0	(101)	(101)	0	(101)
HUS	17	0	0	17	0	0	0	0	17	0	17
JPM	15	105	0	120	(19)	0	0	(19)	101	0	101
MYC	0	184	0	184	0	0	0	0	184	(370)	(186)
NGF	0	190	0	190	0	0	0	0	190	(336)	(146)
UAG	53	0	0	53	(142)	0	0	(142)	(89)	0	(89)

Total Over the Counter	$187	$524	$6	$717	$(262)	$(112)	$0	$(374)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$141	$0	$0	$141
Futures	14	0	7	0	0	21

	$14	$0	$148	$0	$0	$162

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$187	$0	$187
Purchased Options	0	0	0	0	524	524
Swap Agreements	0	6	0	0	0	6

	$0	$6	$0	$187	$524	$717

	$14	$6	$148	$187	$524	$879

72	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$61	$0	$0	$61
Futures	0	0	40	0	16	56

	$0	$0	$101	$0	$16	$117

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$262	$0	$262
Written Options	0	0	0	112	0	112

	$0	$0	$0	$374	$0	$374

	$0	$0	$101	$374	$16	$491

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$74	$0	$0	$74
Futures	36	0	258	0	389	683

	$36	$0	$332	$0	$389	$757

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$163	$0	$163
Written Options	0	0	121	0	0	121
Swap Agreements	0	2	0	0	0	2

	$0	$2	$121	$163	$0	$286

	$36	$2	$453	$163	$389	$1,043

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(226)	$0	$0	$(226)
Written Options	0	0	52	0	0	52
Futures	113	0	138	0	(99)	152

	$113	$0	$(36)	$0	$(99)	$(22)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(148)	$0	$(148)
Purchased Options	0	0	0	(1)	(105)	(106)
Written Options	0	0	(28)	(87)	0	(115)

	$0	$0	$(28)	$(236)	$(105)	$(369)

	$113	$0	$(64)	$(236)	$(204)	$(391)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$569	$0	$569
Exchange-Traded Funds	16,535	0	0	16,535
Short-Term Instruments
Repurchase Agreements	0	292	0	292
	$16,535	$861	$0	$17,396

Investments in Affiliates, at Value
Mutual Funds	108,302	0	0	108,302
Short-Term Instruments
Central Funds Used for Cash Management Purposes	13,470	0	0	13,470
	$121,772	$0	$0	$121,772

Total Investments	$138,307	$861	$0	$139,168

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$21	$141	$0	$162
Over the counter	0	717	0	717
	$21	$858	$0	$879

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(56)	(61)	0	(117)
Over the counter	0	(374)	0	(374)
	$(56)	$(435)	$0	$(491)

Totals	$138,272	$1,284	$0	$139,556

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	73

Schedule of Investments PIMCO RealRetirement® 2035 Fund

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 14.6%

EXCHANGE-TRADED FUNDS 14.1%
Vanguard FTSE Emerging Markets ETF	270,300	$11,275
Vanguard REIT ETF	31,750	2,281

Total Exchange-Traded Funds (Cost $13,583)		13,556

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (c) 0.2%
		220

U.S. TREASURY BILLS 0.3%
0.049% due 10/16/2014 - 10/30/2014 (a)(e)	$273	273

Total Short-Term Instruments (Cost $493)		493

Total Investments in Securities (Cost $14,076)		14,049

	SHARES
INVESTMENTS IN AFFILIATES 85.2%

MUTUAL FUNDS (b) 76.8%
PIMCO CommoditiesPLUS® Strategy Fund	656,077	6,626

	SHARES	MARKET VALUE (000S)
PIMCO Emerging Markets Bond Fund	421,987	$4,600
PIMCO EqS Pathfinder Fund®	174,595	2,170
PIMCO EqS® Emerging Markets Fund	255,926	2,229
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	256,875	2,854
PIMCO Global Advantage® Strategy Bond Fund	78,394	865
PIMCO High Yield Fund	376,700	3,567
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,188,743	9,427
PIMCO Long-Term U.S. Government Fund	182,260	1,890
PIMCO Mortgage Opportunities Fund	83,004	921
PIMCO Real Return Fund	326,351	3,685
PIMCO RealEstateRealReturn Strategy Fund	1,176,295	5,211
PIMCO Small Cap StocksPLUS® AR Strategy Fund	748,660	7,030
PIMCO StocksPLUS® Fund	1,322,925	14,049
PIMCO Total Return Fund	508,396	5,526
PIMCO TRENDS Managed Futures Strategy Fund	264,278	3,037

Total Mutual Funds (Cost $69,684)		73,687

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 0.3%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	5,005	$317

Total Exchange-Traded Funds (Cost $349)		317

SHORT-TERM INSTRUMENTS 8.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.1%
PIMCO Short-Term Floating NAV Portfolio	772,424	7,729
PIMCO Short-Term Floating NAV Portfolio III	287	3

Total Short-Term Instruments (Cost $7,732)		7,732

Total Investments in Affiliates (Cost $77,765)		81,736

Total Investments 99.8% (Cost $91,841)		$95,785

Financial Derivative Instruments (d)(f) 0.3% (Cost or Premiums, net $693)		247

Other Assets and Liabilities, net (0.1%)		(54)

Net Assets 100.0%		$95,978

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$220	U.S. Treasury Notes 1.500% due 02/28/2019	$(229)	$220	$220

Total Repurchase Agreements						$(229)	$220	$220

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$220	$0	$0	$0	$220	$(229)	$(9)

Total Borrowings and Other Financing Transactions	$220	$0	$0	$0

74	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	272	$72	$43
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	265	57	20

				$129	$63

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	33	$239	$23
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	9	56	18

				$295	$41

Total Purchased Options				$424	$104

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	272	$(41)	$(21)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	265	(26)	(8)

				$(67)	$(29)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	33	$(118)	$(9)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	9	(26)	(7)

				$(144)	$(16)

Total Written Options				$(211)	$(45)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2014	8	$(10)	$0	$(1)
Gold 100 oz. December Futures	Short	12/2014	16	134	11	0
Nikkei 225 Index December Futures	Long	12/2014	31	61	5	(26)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	19	(34)	0	(8)

Total Futures Contracts				$151	$16	$(35)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(e)	Securities with an aggregate market value of $273 and cash of $38 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$104	$16	$0	$120	$(45)	$(35)	$0	$(80)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	75

Schedule of Investments PIMCO RealRetirement® 2035 Fund (Cont.)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BPS	11/2014		EUR	900	$		1,199	$62	$0

GLM	10/2014	$		1,510		JPY	157,168	0	(77)

HUS	10/2014		AUD	201	$		187	12	0

JPM	10/2014		JPY	168,868			1,551	12	0
	10/2014	$		109		JPY	11,700	0	(2)
	11/2014			1,552			168,868	0	(12)

UAG	10/2014		BRL	1,959	$		834	33	0
	10/2014	$		857		BRL	1,959	0	(57)
	11/2014			826			1,959	0	(33)

Total Forward Foreign Currency Contracts								$119	$(181)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	2,900	$50	$28

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,300	0	0

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		3,100	123	69

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,400	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		3,700	78	36
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		3,700	158	83

NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		5,700	92	126

								$501	$342

Total Purchased Options								$501	$342

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	2.407	10/14/2014	$2,825	$(17)	$(77)

Total Written Options						$(17)	$(77)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in JPY		Premiums
Balance at Beginning of Period	610	$0	JPY	1,570	$(301)
Sales	0	3,937		1,570	(75)
Closing Buys	(31)	0		0	58
Expirations	0	0		(3,140)	76
Exercised	0	(1,112)		0	14

Balance at End of Period	579	$2,825	JPY	0	$(228)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.317%	$ 200	$(4)	$8	$4	$0

Total Swap Agreements						$(4)	$8	$4	$0

76	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$0	$28	$0	$28	$0	$0	$0	$0	$28	$0	$28
BPS	62	0	0	62	0	0	0	0	62	0	62
CBK	0	0	4	4	0	0	0	0	4	0	4
FBF	0	0	0	0	0	(77)	0	(77)	(77)	0	(77)
GLM	0	0	0	0	(77)	0	0	(77)	(77)	0	(77)
HUS	12	0	0	12	0	0	0	0	12	0	12
JPM	12	69	0	81	(14)	0	0	(14)	67	0	67
MYC	0	119	0	119	0	0	0	0	119	(260)	(141)
NGF	0	126	0	126	0	0	0	0	126	0	126
UAG	33	0	0	33	(90)	0	0	(90)	(57)	0	(57)

Total Over the Counter	$119	$342	$4	$465	$(181)	$(77)	$0	$(258)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$104	$0	$0	$104
Futures	11	0	5	0	0	16

	$11	$0	$109	$0	$0	$120

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$119	$0	$119
Purchased Options	0	0	0	0	342	342
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$119	$342	$465

	$11	$4	$109	$119	$342	$585

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$45	$0	$0	$45
Futures	0	0	27	0	8	35

	$0	$0	$72	$0	$8	$80

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$181	$0	$181
Written Options	0	0	0	77	0	77

	$0	$0	$0	$258	$0	$258

	$0	$0	$72	$258	$8	$338

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	77

Schedule of Investments PIMCO RealRetirement® 2035 Fund (Cont.)

September 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$58	$0	$0	$58
Futures	29	0	156	0	186	371
Swap Agreements	0	0	0	0	(7)	(7)

	$29	$0	$214	$0	$179	$422

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$99	$0	$99
Written Options	0	0	76	0	0	76
Swap Agreements	0	1	0	0	0	1

	$0	$1	$76	$99	$0	$176

	$29	$1	$290	$99	$179	$598

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(168)	$0	$0	$(168)
Written Options	0	0	35	0	0	35
Futures	90	0	105	0	(55)	140
Swap Agreements	0	0	0	0	5	5

	$90	$0	$(28)	$0	$(50)	$12

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(104)	$0	$(104)
Purchased Options	0	0	0	0	(68)	(68)
Written Options	0	0	(17)	(60)	0	(77)

	$0	$0	$(17)	$(164)	$(68)	$(249)

	$90	$0	$(45)	$(164)	$(118)	$(237)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Exchange-Traded Funds	$13,556	$0	$0	$13,556
Short-Term Instruments
Repurchase Agreements	0	220	0	220
U.S. Treasury Bills	0	273	0	273
	$13,556	$493	$0	$14,049

Investments in Affiliates, at Value
Mutual Funds	73,687	0	0	73,687
Exchange-Traded Funds	317	0	0	317
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,732	0	0	7,732
	$81,736	$0	$0	$81,736

Total Investments	$95,292	$493	$0	$95,785

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$16	$104	$0	$120
Over the counter	0	465	0	465
	$16	$569	$0	$585

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(35)	(45)	0	(80)
Over the counter	0	(258)	0	(258)
	$(35)	$(303)	$0	$(338)

Totals	$95,273	$759	$0	$96,032

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

78	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealRetirement® 2040 Fund

September 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 16.1%

EXCHANGE-TRADED FUNDS 15.8%
Vanguard FTSE Emerging Markets ETF	366,520	$15,288
Vanguard REIT ETF	46,180	3,318

Total Exchange-Traded Funds (Cost $18,588)		18,606

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.3%

U.S. TREASURY BILLS 0.3%
0.050% due 10/16/2014 - 10/30/2014 (a)(d)	$358	358

Total Short-Term Instruments (Cost $358)		358

Total Investments in Securities (Cost $18,946)		18,964

	SHARES
INVESTMENTS IN AFFILIATES 83.8%

MUTUAL FUNDS (b) 74.9%
PIMCO CommoditiesPLUS® Strategy Fund	1,061,859	10,725

	SHARES	MARKET VALUE (000S)
PIMCO Emerging Markets Bond Fund	489,847	$5,339
PIMCO EqS Pathfinder Fund®	237,803	2,956
PIMCO EqS® Emerging Markets Fund	316,705	2,758
PIMCO High Yield Fund	365,091	3,457
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,469,048	11,650
PIMCO Long-Term U.S. Government Fund	302,664	3,139
PIMCO Mortgage Opportunities Fund	109,137	1,211
PIMCO RealEstateRealReturn Strategy Fund	1,984,254	8,790
PIMCO Small Cap StocksPLUS® AR Strategy Fund	1,160,893	10,901
PIMCO StocksPLUS® Fund	1,766,134	18,756
PIMCO Total Return Fund	381,014	4,142
PIMCO TRENDS Managed Futures Strategy Fund	379,687	4,363

Total Mutual Funds (Cost $81,964)		88,187

EXCHANGE-TRADED FUNDS 0.4%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	8,095	513

Total Exchange-Traded Funds (Cost $564)		513

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 8.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%
PIMCO Short-Term Floating NAV Portfolio	995,278	$9,959
PIMCO Short-Term Floating NAV Portfolio III	301	3

Total Short-Term Instruments (Cost $9,961)		9,962

Total Investments in Affiliates (Cost $92,489)		98,662

Total Investments 99.9% (Cost $111,435)		$117,626

Financial Derivative Instruments (c)(e) 0.3% (Cost or Premiums, net $989)		341

Other Assets and Liabilities, net (0.2%)		(200)

Net Assets 100.0%		$117,767

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Institutional Class Shares of each Fund.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	412	$109	$65
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	402	86	30

				$195	$95

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	51	$369	$36
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	14	87	27

				$456	$63

Total Purchased Options				$651	$158

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	412	$(62)	$(32)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	402	(39)	(12)

				$(101)	$(44)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	79

Schedule of Investments PIMCO RealRetirement® 2040 Fund (Cont.)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	51	$(182)	$(13)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	14	(41)	(11)

				$(223)	$(24)

Total Written Options				$(324)	$(68)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2014	12	$(11)	$0	$(3)
Gold 100 oz. December Futures	Short	12/2014	23	193	17	0
Nikkei 225 Index December Futures	Long	12/2014	46	91	7	(39)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	18	(33)	0	(7)

Total Futures Contracts				$240	$24	$(49)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(d)	Securities with an aggregate market value of $351 and cash of $10 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$158	$24	$0	$182	$(68)	$(49)	$0	$(117)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	12/2014	$		208		GBP	129	$1	$0

BPS	11/2014		EUR	1,469	$		1,957	102	0

GLM	10/2014	$		2,152		JPY	224,063	0	(109)

HUS	10/2014		AUD	200	$		186	11	0

JPM	10/2014		JPY	237,163			2,179	16	0
	11/2014	$		2,179		JPY	237,163	0	(16)

MSB	10/2014			122			13,100	0	(3)

UAG	10/2014		BRL	3,073	$		1,307	52	0
	10/2014	$		1,344		BRL	3,073	0	(89)
	11/2014			1,296			3,073	0	(52)

Total Forward Foreign Currency Contracts								$182	$(269)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC EUR versus USD	$1.000	05/22/2015	EUR 310	$ 15	$0

80	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	4,100	$71	$40

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,700	1	0

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		4,200	166	95

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,900	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		4,900	103	48
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		5,000	213	111

NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		7,300	118	161

								$672	$455

Total Purchased Options								$687	$455

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	2.407	10/14/2014	$3,517	$(21)	$(96)

Total Written Options						$(21)	$(96)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in JPY		Premiums
Balance at Beginning of Period	924	$0	JPY	2,212	$(455)
Sales	0	5,089		2,212	(103)
Closing Buys	(45)	0		0	85
Expirations	0	0		(4,424)	108
Exercised	0	(1,572)		0	20

Balance at End of Period	879	$3,517	JPY	0	$(345)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.317%	$ 200	$(4)	$8	$4	$0

Total Swap Agreements						$(4)	$8	$4	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	81

Schedule of Investments PIMCO RealRetirement® 2040 Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$1	$40	$0	$41	$0	$0	$0	$0	$41	$0	$41
BPS	102	0	0	102	0	0	0	0	102	0	102
CBK	0	0	4	4	0	0	0	0	4	0	4
FBF	0	0	0	0	0	(96)	0	(96)	(96)	0	(96)
GLM	0	0	0	0	(109)	0	0	(109)	(109)	0	(109)
HUS	11	0	0	11	0	0	0	0	11	0	11
JPM	16	95	0	111	(16)	0	0	(16)	95	0	95
MSB	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
MYC	0	159	0	159	0	0	0	0	159	(320)	(161)
NGF	0	161	0	161	0	0	0	0	161	(52)	109
UAG	52	0	0	52	(141)	0	0	(141)	(89)	0	(89)

Total Over the Counter	$182	$455	$4	$641	$(269)	$(96)	$0	$(365)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$158	$0	$0	$158
Futures	17	0	7	0	0	24

	$17	$0	$165	$0	$0	$182

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$182	$0	$182
Purchased Options	0	0	0	0	455	455
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$182	$455	$641

	$17	$4	$165	$182	$455	$823

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$68	$0	$0	$68
Futures	0	0	42	0	7	49

	$0	$0	$110	$0	$7	$117

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$269	$0	$269
Written Options	0	0	0	96	0	96

	$0	$0	$0	$365	$0	$365

	$0	$0	$110	$365	$7	$482

82	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$85	$0	$0	$85
Futures	41	0	211	0	208	460

	$41	$0	$296	$0	$208	$545

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$166	$0	$166
Written Options	0	0	107	0	0	107
Swap Agreements	0	1	0	0	0	1

	$0	$1	$107	$166	$0	$274

	$41	$1	$403	$166	$208	$819

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(259)	$0	$0	$(259)
Written Options	0	0	59	0	0	59
Futures	130	0	169	0	(66)	233

	$130	$0	$(31)	$0	$(66)	$33

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(163)	$0	$(163)
Purchased Options	0	0	0	0	(94)	(94)
Written Options	0	0	(24)	(75)	0	(99)

	$0	$0	$(24)	$(238)	$(94)	$(356)

	$130	$0	$(55)	$(238)	$(160)	$(323)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Exchange-Traded Funds	$18,606	$0	$0	$18,606
Short-Term Instruments
U.S. Treasury Bills	0	358	0	358
	$18,606	$358	$0	$18,964

Investments in Affiliates, at Value
Mutual Funds	88,187	0	0	88,187
Exchange-Traded Funds	513	0	0	513
Short-Term Instruments
Central Funds Used for Cash Management Purposes	9,962	0	0	9,962
	$98,662	$0	$0	$98,662

Total Investments	$117,268	$358	$0	$117,626

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$24	$158	$0	$182
Over the counter	0	641	0	641
	$24	$799	$0	$823

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(49)	(68)	0	(117)
Over the counter	0	(365)	0	(365)
	$(49)	$(433)	$0	$(482)

Totals	$117,243	$724	$0	$117,967

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	83

Schedule of Investments PIMCO RealRetirement® 2045 Fund

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 18.4%

EXCHANGE-TRADED FUNDS 17.3%
Vanguard FTSE Emerging Markets ETF	223,490	$9,322
Vanguard REIT ETF	23,090	1,659

Total Exchange-Traded Funds (Cost $10,985)		10,981

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.1%

REPURCHASE AGREEMENTS (c) 0.8%
		536

U.S. TREASURY BILLS 0.3%
0.050% due 10/16/2014 - 10/30/2014 (a)(e)	$205	205

Total Short-Term Instruments (Cost $741)		741

Total Investments in Securities (Cost $11,726)		11,722

	SHARES
INVESTMENTS IN AFFILIATES 81.6%

MUTUAL FUNDS (b) 72.9%
PIMCO CommoditiesPLUS® Strategy Fund	565,078	5,707

	SHARES	MARKET VALUE (000S)
PIMCO Emerging Markets Bond Fund	134,508	$1,466
PIMCO EqS Pathfinder Fund®	175,896	2,186
PIMCO EqS® Emerging Markets Fund	201,171	1,752
PIMCO High Yield Fund	59,502	564
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	923,374	7,322
PIMCO Long-Term U.S. Government Fund	162,350	1,684
PIMCO Mortgage Opportunities Fund	53,808	597
PIMCO RealEstateRealReturn Strategy Fund	1,009,825	4,474
PIMCO Small Cap StocksPLUS® AR Strategy Fund	610,212	5,730
PIMCO StocksPLUS® Fund	991,017	10,525
PIMCO Total Return Fund	178,236	1,937
PIMCO TRENDS Managed Futures Strategy Fund	198,689	2,283

Total Mutual Funds (Cost $43,418)		46,227

EXCHANGE-TRADED FUNDS 0.3%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	3,240	205

Total Exchange-Traded Funds (Cost $231)		205

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 8.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.4%
PIMCO Short-Term Floating NAV Portfolio	491,622	$4,919
PIMCO Short-Term Floating NAV Portfolio III	40,591	406

Total Short-Term Instruments (Cost $5,325)		5,325

Total Investments in Affiliates (Cost $48,974)		51,757

Total Investments 100.0% (Cost $60,700)		$63,479

Financial Derivative Instruments (d)(f) 0.2% (Cost or Premiums, net $436)		100

Other Assets and Liabilities, net (0.2%)		(104)

Net Assets 100.0%		$63,475

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$536	U.S. Treasury Notes 1.500% due 02/28/2019	$(552)	$536	$536

Total Repurchase Agreements						$(552)	$536	$536

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$536	$0	$0	$0	$536	$(552)	$(16)

Total Borrowings and Other Financing Transactions	$536	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

84	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	202	$54	$32
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	197	42	15

				$96	$47

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	25	$181	$18
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	7	43	14

				$224	$32

Total Purchased Options				$320	$79

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	202	$(31)	$(16)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	197	(19)	(6)

				$(50)	$(22)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	25	$(89)	$(7)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	7	(20)	(5)

				$(109)	$(12)

Total Written Options				$(159)	$(34)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2014	6	$(8)	$0	$(1)
Gold 100 oz. December Futures	Short	12/2014	10	84	7	0
Nikkei 225 Index December Futures	Long	12/2014	20	40	3	(17)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	9	(16)	0	(4)

Total Futures Contracts				$100	$10	$(22)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(e)	Securities with an aggregate market value of $190 and cash of $18 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$79	$10	$0	$89	$(34)	$(22)	$0	$(56)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	85

Schedule of Investments PIMCO RealRetirement® 2045 Fund (Cont.)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	11/2014	EUR	22	$	29	$1	$0

GLM	10/2014	$	1,117	JPY	116,255	0	(57)

HUS	10/2014	AUD	99	$	92	6	0

JPM	10/2014	JPY	123,755		1,137	9	0
	10/2014	$	70	JPY	7,500	0	(1)
	11/2014		1,137		123,755	0	(9)

UAG	10/2014	BRL	1,217	$	518	21	0
	10/2014	$	532	BRL	1,217	0	(35)
	11/2014		513		1,217	0	(21)

Total Forward Foreign Currency Contracts						$37	$(123)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	1,700	$30	$17

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		700	0	0

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		1,700	67	37

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		800	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		2,000	43	19
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		2,100	89	47

NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		3,700	60	82

								$289	$202

Total Purchased Options								$289	$202

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	2.407	10/14/2014	$	1,888	$(12)	$(51)

Total Written Options							$(12)	$(51)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in JPY		Premiums
Balance at Beginning of Period	454	$0	JPY	1,008	$(223)
Sales	0	2,601		1,008	(49)
Closing Buys	(23)	0		0	43
Expirations	0	0		(2,016)	49
Exercised	0	(731)		0	9

Balance at End of Period	431	$1,888	JPY	0	$(171)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.317%	$ 100	$(2)	$4	$2	$0

Total Swap Agreements						$(2)	$4	$2	$0

86	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$1	$17	$0	$18	$0	$0	$0	$0	$18	$0	$18
CBK	0	0	2	2	0	0	0	0	2	0	2
FBF	0	0	0	0	0	(51)	0	(51)	(51)	0	(51)
GLM	0	0	0	0	(57)	0	0	(57)	(57)	0	(57)
HUS	6	0	0	6	0	0	0	0	6	0	6
JPM	9	37	0	46	(10)	0	0	(10)	36	0	36
MYC	0	66	0	66	0	0	0	0	66	0	66
NGF	0	82	0	82	0	0	0	0	82	0	82
UAG	21	0	0	21	(56)	0	0	(56)	(35)	0	(35)

Total Over the Counter	$37	$202	$2	$241	$(123)	$(51)	$0	$(174)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$79	$0	$0	$79
Futures	7	0	3	0	0	10

	$7	$0	$82	$0	$0	$89

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$37	$0	$37
Purchased Options	0	0	0	0	202	202
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$37	$202	$241

	$7	$2	$82	$37	$202	$330

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$34	$0	$0	$34
Futures	0	0	18	0	4	22

	$0	$0	$52	$0	$4	$56

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$123	$0	$123
Written Options	0	0	0	51	0	51

	$0	$0	$0	$174	$0	$174

	$0	$0	$52	$174	$4	$230

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	87

Schedule of Investments PIMCO RealRetirement® 2045 Fund (Cont.)

September 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$42	$0	$0	$42
Futures	18	0	99	0	88	205

	$18	$0	$141	$0	$88	$247

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$28	$0	$28
Written Options	0	0	49	0	0	49

	$0	$0	$49	$28	$0	$77

	$18	$0	$190	$28	$88	$324

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(128)	$0	$0	$(128)
Written Options	0	0	28	0	0	28
Futures	56	0	70	0	(26)	100

	$56	$0	$(30)	$0	$(26)	$0

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(107)	$0	$(107)
Purchased Options	0	0	0	0	(35)	(35)
Written Options	0	0	(11)	(40)	0	(51)

	$0	$0	$(11)	$(147)	$(35)	$(193)

	$56	$0	$(41)	$(147)	$(61)	$(193)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Exchange-Traded Funds	$10,981	$0	$0	$10,981
Short-Term Instruments
Repurchase Agreements	0	536	0	536
U.S. Treasury Bills	0	205	0	205
	$10,981	$741	$0	$11,722

Investments in Affiliates, at Value
Mutual Funds	46,227	0	0	46,227
Exchange-Traded Funds	205	0	0	205
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,325	0	0	5,325
	$51,757	$0	$0	$51,757

Total Investments	$62,738	$741	$0	$63,479

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$10	$79	$0	$89
Over the counter	0	241	0	241
	$10	$320	$0	$330

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(22)	(34)	0	(56)
Over the counter	0	(174)	0	(174)
	$(22)	$(208)	$0	$(230)

Totals	$62,726	$853	$0	$63,579

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

88	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealRetirement® 2050 Fund

September 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 18.6%

EXCHANGE-TRADED FUNDS 18.3%
Vanguard FTSE Emerging Markets ETF	315,810	$13,172
Vanguard REIT ETF	41,850	3,007

Total Exchange-Traded Funds (Cost $16,114)		16,179

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.3%

U.S. TREASURY BILLS 0.3%
0.050% due 10/16/2014 - 10/30/2014 (a)(d)	$266	266

Total Short-Term Instruments (Cost $266)		266

Total Investments in Securities (Cost $16,380)		16,445

	SHARES
INVESTMENTS IN AFFILIATES 81.3%

MUTUAL FUNDS (b) 71.1%
PIMCO CommoditiesPLUS® Strategy Fund	778,222	7,860

	SHARES	MARKET VALUE (000S)
PIMCO Emerging Markets Bond Fund	185,319	$2,020
PIMCO EqS Pathfinder Fund®	226,181	2,811
PIMCO EqS® Emerging Markets Fund	254,766	2,219
PIMCO High Yield Fund	80,949	767
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,256,120	9,961
PIMCO Long-Term U.S. Government Fund	217,376	2,254
PIMCO Mortgage Opportunities Fund	74,386	826
PIMCO RealEstateRealReturn Strategy Fund	1,222,865	5,417
PIMCO Small Cap StocksPLUS® AR Strategy Fund	843,502	7,921
PIMCO StocksPLUS® Fund	1,496,404	15,892
PIMCO Total Return Fund	114,812	1,248
PIMCO TRENDS Managed Futures Strategy Fund	313,095	3,597

Total Mutual Funds (Cost $58,561)		62,793

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 0.3%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	4,720	$299

Total Exchange-Traded Funds (Cost $330)		299

SHORT-TERM INSTRUMENTS 9.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.9%
PIMCO Short-Term Floating NAV Portfolio	872,148	8,727
PIMCO Short-Term Floating NAV Portfolio III	614	6

Total Short-Term Instruments (Cost $8,733)		8,733

Total Investments in Affiliates (Cost $67,624)		71,825

Total Investments 99.9% (Cost $84,004)		$88,270

Financial Derivative Instruments (c)(e) 0.3% (Cost or Premiums, net $723)		230

Other Assets and Liabilities, net (0.2%)		(162)

Net Assets 100.0%		$88,338

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Institutional Class Shares of each Fund.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	316	$84	$50
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	308	66	23

				$150	$73

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	39	$282	$27
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	11	68	22

				$350	$49

Total Purchased Options				$500	$122

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	316	$(48)	$(24)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	308	(30)	(10)

				$(78)	$(34)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	89

Schedule of Investments PIMCO RealRetirement® 2050 Fund (Cont.)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	39	$(139)	$(10)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	11	(32)	(9)

				$(171)	$(19)

Total Written Options				$(249)	$(53)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2014	9	$(12)	$0	$(2)
Gold 100 oz. December Futures	Short	12/2014	16	134	12	0
Nikkei 225 Index December Futures	Long	12/2014	33	66	5	(28)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	11	(20)	0	(4)

Total Futures Contracts				$168	$17	$(34)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(d)	Securities with an aggregate market value of $266 and cash of $21 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$122	$17	$0	$139	$(53)	$(34)	$0	$(87)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	12/2014	$	208	GBP	129	$1	$0

BPS	11/2014	EUR	719	$	958	49	0
	11/2014	$	115	JPY	12,500	0	(1)

GLM	10/2014		1,796		186,954	0	(92)

HUS	10/2014	AUD	252	$	235	14	0

JPM	10/2014	JPY	186,954		1,718	13	0
	11/2014	$	1,718	JPY	186,954	0	(13)

UAG	10/2014	BRL	1,794	$	763	30	0
	10/2014	$	785	BRL	1,794	0	(52)
	11/2014		757		1,794	0	(30)

Total Forward Foreign Currency Contracts						$107	$(188)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus USD	$	1.000	05/22/2015	EUR	280	$14	$0

90	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	2,900	$50	$29

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,200	0	0

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		2,900	115	65

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,400	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		3,500	74	34
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		3,600	153	80

NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		5,300	85	117

								$477	$325

Total Purchased Options								$491	$325

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	2.407	10/14/2014	$2,617	$(16)	$(71)

Total Written Options						$(16)	$(71)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in JPY		Premiums
Balance at Beginning of Period	709	$0	JPY	1,534	$(345)
Sales	0	3,658		1,534	(72)
Closing Buys	(35)	0		0	65
Expirations	0	0		(3,068)	74
Exercised	0	(1,041)		0	13

Balance at End of Period	674	$2,617	JPY	0	$(265)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.317%	$ 200	$(3)	$8	$5	$0

Total Swap Agreements						$(3)	$8	$5	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	91

Schedule of Investments PIMCO RealRetirement® 2050 Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$1	$29	$0	$30	$0	$0	$0	$0	$30	$0	$30
BPS	49	0	0	49	(1)	0	0	(1)	48	0	48
CBK	0	0	5	5	0	0	0	0	5	0	5
FBF	0	0	0	0	0	(71)	0	(71)	(71)	0	(71)
GLM	0	0	0	0	(92)	0	0	(92)	(92)	0	(92)
HUS	14	0	0	14	0	0	0	0	14	0	14
JPM	13	65	0	78	(13)	0	0	(13)	65	0	65
MYC	0	114	0	114	0	0	0	0	114	(260)	(146)
NGF	0	117	0	117	0	0	0	0	117	0	117
UAG	30	0	0	30	(82)	0	0	(82)	(52)	0	(52)

Total Over the Counter	$107	$325	$5	$437	$(188)	$(71)	$0	$(259)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$122	$0	$0	$122
Futures	12	0	5	0	0	17

	$12	$0	$127	$0	$0	$139

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$107	$0	$107
Purchased Options	0	0	0	0	325	325
Swap Agreements	0	5	0	0	0	5

	$0	$5	$0	$107	$325	$437

	$12	$5	$127	$107	$325	$576

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$53	$0	$0	$53
Futures	0	0	30	0	4	34

	$0	$0	$83	$0	$4	$87

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$188	$0	$188
Written Options	0	0	0	71	0	71

	$0	$0	$0	$259	$0	$259

	$0	$0	$83	$259	$4	$346

92	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$66	$0	$0	$66
Futures	28	0	157	0	108	293

	$28	$0	$223	$0	$108	$359

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$67	$0	$67
Written Options	0	0	74	0	0	74
Swap Agreements	0	1	0	0	0	1

	$0	$1	$74	$67	$0	$142

	$28	$1	$297	$67	$108	$501

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(200)	$0	$0	$(200)
Written Options	0	0	46	0	0	46
Futures	90	0	118	0	(32)	176

	$90	$0	$(36)	$0	$(32)	$22

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(110)	$0	$(110)
Purchased Options	0	0	0	0	(66)	(66)
Written Options	0	0	(17)	(56)	0	(73)

	$0	$0	$(17)	$(166)	$(66)	$(249)

	$90	$0	$(53)	$(166)	$(98)	$(227)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Exchange-Traded Funds	$16,179	$0	$0	$16,179
Short-Term Instruments
U.S. Treasury Bills	0	266	0	266
	$16,179	$266	$0	$16,445

Investments in Affiliates, at Value
Mutual Funds	62,793	0	0	62,793
Exchange-Traded Funds	299	0	0	299
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,733	0	0	8,733
	$71,825	$0	$0	$71,825

Total Investments	$88,004	$266	$0	$88,270

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$17	$122	$0	$139
Over the counter	0	437	0	437
	$17	$559	$0	$576

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(34)	(53)	0	(87)
Over the counter	0	(259)	0	(259)
	$(34)	$(312)	$0	$(346)

Totals	$87,987	$513	$0	$88,500

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	93

Schedule of Investments PIMCO RealRetirement® Income and Distribution Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 9.4%

U.S. TREASURY OBLIGATIONS 5.3%
U.S. Treasury Notes
1.750% due 05/15/2023 (c)(e)	$3,500	$3,319

Total U.S. Treasury Obligations (Cost $3,255)		3,319

	SHARES
EXCHANGE-TRADED FUNDS 3.6%
Vanguard FTSE Emerging Markets ETF	39,480	1,647
Vanguard REIT ETF	8,660	622

Total Exchange-Traded Funds (Cost $2,289)		2,269

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (b) 0.5%
		347

Total Short-Term Instruments (Cost $347)		347

Total Investments in Securities (Cost $5,891)		5,935

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 95.9%

MUTUAL FUNDS (a) 90.8%
PIMCO CommoditiesPLUS® Strategy Fund	158,162	$1,597
PIMCO Emerging Markets Bond Fund	452,278	4,930
PIMCO EqS Pathfinder Fund®	72,845	906
PIMCO EqS® Emerging Markets Fund	28,456	248
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	372,025	4,133
PIMCO Global Advantage® Strategy Bond Fund	225,293	2,485
PIMCO High Yield Fund	475,105	4,499
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	306,548	2,431
PIMCO Mortgage Opportunities Fund	59,847	664
PIMCO Real Return Fund	1,012,425	11,430
PIMCO RealEstateRealReturn Strategy Fund	222,196	984
PIMCO Short-Term Fund	130,586	1,294
PIMCO Small Cap StocksPLUS® AR Strategy Fund	160,782	1,510
PIMCO StocksPLUS® Fund	476,375	5,059

	SHARES	MARKET VALUE (000S)
PIMCO Total Return Fund	1,301,124	$14,143
PIMCO TRENDS Managed Futures Strategy Fund	94,556	1,087

Total Mutual Funds (Cost $56,510)		57,400

SHORT-TERM INSTRUMENTS 5.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio	322,932	3,232
PIMCO Short-Term Floating NAV Portfolio III	121	1

Total Short-Term Instruments (Cost $3,232)		3,233

Total Investments in Affiliates (Cost $59,742)		60,633

Total Investments 105.3% (Cost $65,633)		$66,568

Financial Derivative Instruments (d)(f) 0.4% (Cost or Premiums, net $540)		256

Other Assets and Liabilities, net (5.7%)		(3,579)

Net Assets 100.0%		$63,245

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$347	U.S. Treasury Notes 1.500% due 02/28/2019	$(358)	$347	$347

Total Repurchase Agreements						$(358)	$347	$347

(1)	Includes accrued interest.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.250%	09/26/2014	10/10/2014	$(3,185)	$(3,187)

Total Sale-Buyback Transactions					$(3,187)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $2,308 at a weighted average interest rate of 0.122%.
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop on sale-buyback transactions.

94	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(c)	Securities with an aggregate market value of $3,164 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
SSB	$347	$0	$0	$0	$347	$(358)	$(11)

Master Securities Forward Transaction Agreement
GSC	0	0	(3,187)	0	(3,187)	3,164	(23)

Total Borrowings and Other Financing Transactions	$347	$0	$(3,187)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	105	$28	$16
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	102	22	8

				$50	$24

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	11	$79	$8
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	4	25	8

				$104	$16

Total Purchased Options				$154	$40

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	105	$(16)	$(8)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	102	(10)	(3)

				$(26)	$(11)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	11	$(39)	$(3)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	4	(12)	(3)

				$(51)	$(6)

Total Written Options				$(77)	$(17)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	95

Schedule of Investments PIMCO RealRetirement® Income and Distribution Fund (Cont.)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2014	4	$(5)	$0	$(1)
Gold 100 oz. December Futures	Short	12/2014	4	33	3	0
Nikkei 225 Index December Futures	Long	12/2014	12	24	2	(10)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	12	(8)	0	(2)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	10	(18)	0	(4)

Total Futures Contracts				$26	$5	$(17)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(e)	Securities with an aggregate market value of $155 and cash of $16 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$40	$5	$0	$45	$(17)	$(17)	$0	$(34)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	12/2014	$		208		GBP	129	$1	$0

BPS	11/2014		EUR	945	$		1,259	65	0
	11/2014	$		65		JPY	7,100	0	(1)

GLM	10/2014			505			52,590	0	(26)

HUS	10/2014		AUD	200	$		186	11	0

JPM	10/2014		JPY	52,590			483	4	0
	11/2014	$		483		JPY	52,590	0	(3)

UAG	10/2014		BRL	1,897	$		807	32	0
	10/2014	$		830		BRL	1,897	0	(55)
	11/2014			800			1,897	0	(32)

Total Forward Foreign Currency Contracts								$113	$(117)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus USD	$1.000	05/22/2015	EUR	410	$20	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	2,800	$49	$28

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,200	0	0

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		2,900	115	65

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,400	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		3,600	76	35
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		3,600	153	80

NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		4,000	65	88

								$458	$296

Total Purchased Options								$478	$296

96	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	2.407	10/14/2014	$ 1,884	$(11)	$(51)

Total Written Options						$(11)	$(51)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in JPY		Premiums
Balance at Beginning of Period	232	$0	JPY	1,273	$(120)
Sales	0	2,633		1,273	(56)
Closing Buys	(10)	0		0	18
Expirations	0	0		(2,546)	61
Exercised	0	(749)		0	9

Balance at End of Period	222	$1,884	JPY	0	$(88)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.317%	$ 200	$(4)	$8	$4	$0

Total Swap Agreements						$(4)	$8	$4	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$1	$28	$0	$29	$0	$0	$0	$0	$29	$0	$29
BPS	65	0	0	65	(1)	0	0	(1)	64	0	64
CBK	0	0	4	4	0	0	0	0	4	0	4
FBF	0	0	0	0	0	(51)	0	(51)	(51)	0	(51)
GLM	0	0	0	0	(26)	0	0	(26)	(26)	0	(26)
HUS	11	0	0	11	0	0	0	0	11	0	11
JPM	4	65	0	69	(3)	0	0	(3)	66	0	66
MYC	0	115	0	115	0	0	0	0	115	(260)	(145)
NGF	0	88	0	88	0	0	0	0	88	0	88
UAG	32	0	0	32	(87)	0	0	(87)	(55)	0	(55)

Total Over the Counter	$113	$296	$4	$413	$(117)	$(51)	$0	$(168)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	97

Schedule of Investments PIMCO RealRetirement® Income and Distribution Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$40	$0	$0	$40
Futures	3	0	2	0	0	5

	$3	$0	$42	$0	$0	$45

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$113	$0	$113
Purchased Options	0	0	0	0	296	296
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$113	$296	$413

	$3	$4	$42	$113	$296	$458

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$17	$0	$0	$17
Futures	0	0	11	0	6	17

	$0	$0	$28	$0	$6	$34

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$117	$0	$117
Written Options	0	0	0	51	0	51

	$0	$0	$0	$168	$0	$168

	$0	$0	$28	$168	$6	$202

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$18	$0	$0	$18
Futures	7	0	67	0	127	201
Swap Agreements	0	0	0	0	(72)	(72)

	$7	$0	$85	$0	$55	$147

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$114	$0	$114
Written Options	0	0	62	0	0	62
Swap Agreements	0	1	0	0	0	1

	$0	$1	$62	$114	$0	$177

	$7	$1	$147	$114	$55	$324

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(62)	$0	$0	$(62)
Written Options	0	0	17	0	0	17
Futures	23	0	39	0	(28)	34
Swap Agreements	0	0	0	0	50	50

	$23	$0	$(6)	$0	$22	$39

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(55)	$0	$(55)
Purchased Options	0	0	0	0	(74)	(74)
Written Options	0	0	(14)	(40)	0	(54)

	$0	$0	$(14)	$(95)	$(74)	$(183)

	$23	$0	$(20)	$(95)	$(52)	$(144)

98	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$3,319	$0	$3,319
Exchange-Traded Funds	2,269	0	0	2,269
Short-Term Instruments
Repurchase Agreements	0	347	0	347
	$2,269	$3,666	$0	$5,935

Investments in Affiliates, at Value
Mutual Funds	57,400	0	0	57,400
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,233	0	0	3,233
	$60,633	$0	$0	$60,633

Total Investments	$62,902	$3,666	$0	$66,568

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$5	$40	$0	$45
Over the counter	0	413	0	413
	$5	$453	$0	$458

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17)	(17)	0	(34)
Over the counter	0	(168)	0	(168)
	$(17)	$(185)	$0	$(202)

Totals	$62,890	$3,934	$0	$66,824

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	99

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 76.7%

CORPORATE BONDS & NOTES 4.6%

BANKING & FINANCE 3.9%
Ally Financial, Inc.
2.750% due 01/30/2017		$1,300	$1,277
3.125% due 01/15/2016		300	302
3.500% due 07/18/2016		300	304
4.625% due 06/26/2015		4,500	4,574
4.750% due 09/10/2018		100	103
5.500% due 02/15/2017		975	1,016
6.750% due 12/01/2014		600	605
8.300% due 02/12/2015		900	920
Bankia S.A.
0.408% due 01/25/2016	EUR	300	376
3.500% due 01/17/2019		6,100	8,288
4.375% due 02/14/2017		400	544
Barclays Bank PLC
7.625% due 11/21/2022		$5,900	6,351
BPCE S.A.
4.625% due 07/11/2024		6,300	6,176
CIT Group, Inc.
4.750% due 02/15/2015		1,300	1,316
Credit Suisse
6.500% due 08/08/2023		5,900	6,431
General Motors Financial Co., Inc.
2.625% due 07/10/2017		3,300	3,317
4.750% due 08/15/2017		800	844
GMAC International Finance BV
7.500% due 04/21/2015	EUR	200	261
International Lease Finance Corp.
4.875% due 04/01/2015		$300	305
5.750% due 05/15/2016		300	314
6.750% due 09/01/2016		300	325
8.625% due 09/15/2015		300	318
Navient LLC
6.250% due 01/25/2016		400	416
Springleaf Finance Corp.
5.400% due 12/01/2015		100	103

			44,786

INDUSTRIALS 0.7%
DISH DBS Corp.
7.125% due 02/01/2016		1,200	1,275
HCA, Inc.
6.500% due 02/15/2016		200	209
MGM Resorts International
7.500% due 06/01/2016		300	321
10.000% due 11/01/2016		100	113
New York Times Co.
5.000% due 03/15/2015		6,000	6,075
Time Warner Cable, Inc.
5.850% due 05/01/2017		200	222

			8,215

UTILITIES 0.0%
Sprint Communications, Inc.
6.000% due 12/01/2016		500	527

Total Corporate Bonds & Notes (Cost $53,803)			53,528

U.S. GOVERNMENT AGENCIES 8.1%
Fannie Mae
0.705% due 09/25/2041		8,667	8,754

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000s)
3.000% due 10/01/2044 - 11/01/2044	$67,000	$65,892
4.000% due 10/01/2040 - 10/01/2044 †	15,016	15,827
Freddie Mac
0.704% due 07/15/2041	2,512	2,539

Total U.S. Government Agencies (Cost $92,375)		93,012

U.S. TREASURY OBLIGATIONS 16.3%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2019 (i)	1,118	1,122
0.125% due 07/15/2022 (f)	1,347	1,316
0.125% due 01/15/2023 (f)	5,471	5,299
0.125% due 07/15/2024 (f)	542	521
0.375% due 07/15/2023 (f)(i)	16,585	16,426
0.625% due 02/15/2043 (f)	6,834	6,048
1.875% due 07/15/2019 (i)	1,004	1,097
2.375% due 01/15/2025 (f)(i)	2,402	2,817
3.875% due 04/15/2029 (f)	348	492
U.S. Treasury Notes
0.250% due 10/31/2014 (i)†	683	683
0.250% due 11/30/2014 (i)(k)†	100	100
0.250% due 01/15/2015 (i)(k)†	2,500	2,502
0.250% due 01/15/2015	3,800	3,802
0.250% due 02/28/2015 (i)†	100	100
0.500% due 10/15/2014 (i)†	1,200	1,200
0.500% due 10/15/2014	4,672	4,673
1.625% due 04/30/2019 (f)(h)(i)(k)	35,300	35,179
2.250% due 04/30/2021 (f)	103,850	104,406

Total U.S. Treasury Obligations (Cost $189,246)		187,783

MORTGAGE-BACKED SECURITIES 0.8%
Bear Stearns Adjustable Rate Mortgage Trust
2.164% due 08/25/2035	264	269
2.264% due 08/25/2035	84	86
2.441% due 08/25/2033	276	283
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050	600	660
Citigroup Mortgage Loan Trust, Inc.
2.500% due 10/25/2035	795	783
Countrywide Alternative Loan Trust
0.486% due 11/20/2035	1,677	1,380
1.115% due 02/25/2036	326	299
Countrywide Home Loan Mortgage Pass-Through Trust
0.475% due 03/25/2035	202	194
2.363% due 09/20/2036 ^	212	179
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	1,129	1,251
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	560	457
Structured Adjustable Rate Mortgage Loan Trust
2.489% due 01/25/2035	60	58
Structured Asset Mortgage Investments Trust
0.403% due 07/19/2035	104	98
WaMu Mortgage Pass-Through Certificates Trust
0.817% due 02/25/2047	361	299
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 03/25/2036	963	967
2.618% due 09/25/2036	2,214	2,080

Total Mortgage-Backed Securities (Cost $8,034)		9,343

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.2%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		$1,136	$1,194
Mid-State Trust
8.330% due 04/01/2030		249	252
SLM Student Loan Trust
0.434% due 12/17/2018		28	28
Wood Street CLO BV
0.657% due 11/22/2021	EUR	542	681

Total Asset-Backed Securities (Cost $2,015)			2,155

SOVEREIGN ISSUES 16.4%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	20,223	7,507
10.000% due 01/01/2025		13,800	4,917
France Government Bond
0.100% due 07/25/2021 (c)	EUR	11,095	14,668
0.250% due 07/25/2018 (c)		2,797	3,685
1.000% due 07/25/2017 (c)		1,245	1,658
Mexico Government International Bond
4.000% due 11/08/2046 (c)	MXN	7,768	627
Republic of Germany
0.750% due 04/15/2018 (c)	EUR	61,531	81,712
Slovenia Government International Bond
5.250% due 02/18/2024		$1,900	2,033
5.850% due 05/10/2023		2,600	2,906
Spain Government International Bond
3.800% due 04/30/2024	EUR	31,600	45,918
4.400% due 10/31/2023		12,300	18,699
5.400% due 01/31/2023		2,400	3,875

Total Sovereign Issues (Cost $195,027)			188,205

		SHARES
COMMON STOCKS 4.0%

CONSUMER DISCRETIONARY 0.0%
SFX Entertainment, Inc. (a)(h)		23,989	120

CONSUMER STAPLES 0.4%
Kweichow Moutai Co. Ltd.		151,101	3,991

FINANCIALS 2.7%
Bank of China Ltd. ‘A’		6,401,200	2,805
Barclays PLC		1,373,575	5,065
BNP Paribas S.A.		77,442	5,137
China Construction Bank Corp. ‘A’		5,763,127	3,830
Industrial & Commercial Bank of China Ltd. ‘A’		8,450,800	4,859
Intesa Sanpaolo SpA		1,649,479	5,012
Societe Generale S.A.		95,648	4,883

			31,591

HEALTH CARE 0.9%
Covidien PLC		49,317	4,266
Shire PLC ADR		23,276	6,030

			10,296

Total Common Stocks (Cost $46,662)			45,998

EXCHANGE-TRADED FUNDS 8.8%
iShares MSCI EAFE ETF		322,629	20,687

100	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000S)
iShares MSCI Emerging Markets ETF	238,696	$9,920
Vanguard FTSE Emerging Markets ETF	1,683,404	70,215

Total Exchange-Traded Funds (Cost $100,207)		100,822

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.5%

REPURCHASE AGREEMENTS (e) 1.1%
		12,135

SHORT-TERM NOTES 7.2%
Fannie Mae
0.081% due 01/05/2015	$2,500	2,500
0.086% due 01/12/2015 †	2,300	2,300
0.096% due 01/20/2015 - 01/28/2015 †	12,300	12,300
0.101% due 02/17/2015 †	100	100
0.107% due 03/16/2015 †	6,000	5,999
Federal Farm Credit Bank
0.112% due 03/31/2015 †	300	300
Federal Home Loan Bank
0.061% due 12/12/2014 †	700	700
0.066% due 03/25/2015 †	7,700	7,699
0.071% due 01/14/2015 †	100	100
0.078% due 10/17/2014 †	400	400
0.079% due 10/22/2014	100	100
0.081% due 02/20/2015 - 03/18/2015 †	1,000	1,000
0.086% due 02/20/2015 †	600	600
0.091% due 03/09/2015 - 03/13/2015 †	3,400	3,400
0.096% due 03/06/2015 †	10,000	9,999
0.098% due 02/04/2015 †	200	200
0.101% due 01/26/2015 †	2,200	2,200
0.119% due 05/19/2015 †	1,200	1,200
0.122% due 03/06/2015 †	900	900
0.125% due 09/02/2015 †	9,500	9,496
0.157% due 07/16/2015 †	400	400
0.173% due 09/04/2015 †	100	100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
0.086% due 02/17/2015 - 03/19/2015 †		$10,100	$10,099
0.091% due 01/08/2015 - 03/19/2015 †		2,400	2,400
0.096% due 02/19/2015 †		900	900
0.107% due 03/19/2015 †		4,800	4,799
0.132% due 06/09/2015 †		2,000	1,999
0.152% due 07/10/2015 †		800	800

			82,990

GREECE TREASURY BILLS 5.0%
2.465% due 11/07/2014 - 01/09/2015 (b)	EUR	45,900	57,813

MEXICO TREASURY BILLS 1.1%
3.042% due 01/08/2015	MXN	168,000	12,408

U.S. TREASURY BILLS 3.1%
0.032% due 10/23/2014 - 04/02/2015 (b)(f)(h)(i)(k)†		$35,755	35,753

Total Short-Term Instruments (Cost $206,754)			201,099

Total Investments in Securities (Cost $894,123)			881,945

		SHARES
INVESTMENTS IN AFFILIATES 53.9%

MUTUAL FUNDS (d) 50.4%
PIMCO Emerging Markets Corporate Bond Fund		2,239,682	25,734
PIMCO EqS Pathfinder Fund®		2,883,878	35,847
PIMCO EqS® Dividend Fund		1,036,296	12,684
PIMCO EqS® Emerging Markets Fund		2,699,659	23,514
PIMCO EqS® Long/Short Fund		1,064,371	12,230
PIMCO Income Fund		14,361,187	181,525
PIMCO Mortgage Opportunities Fund		3,549,233	39,396

	SHARES	MARKET VALUE (000S)
PIMCO StocksPLUS® Fund	10,095,581	$107,215
PIMCO Total Return Fund	1,723,053	18,730
PIMCO TRENDS Managed Futures Strategy Fund	6,274,118	72,090
PIMCO Unconstrained Bond Fund	4,571,861	51,525

Total Mutual Funds (Cost $548,507)		580,490

EXCHANGE-TRADED FUNDS 2.5%
PIMCO Diversified Income Exchange-Traded Fund	299,000	14,950
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	300,000	14,355

Total Exchange-Traded Funds (Cost $29,388)		29,305

SHORT-TERM INSTRUMENTS 1.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio	1,086	$11
PIMCO Short-Term Floating NAV Portfolio III	1,122,824	11,218

Total Short-Term Instruments (Cost $11,229)		11,229

Total Investments in Affiliates (Cost $589,124)		621,024

Total Investments 130.6% (Cost $1,483,247)		$1,502,969

Financial Derivative Instruments (g)(j) 2.1% (Cost or Premiums, net $29,569)		23,627

Other Assets and Liabilities, net (32.7%)		(375,598)

Net Assets 100.0%		$1,150,998

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS, SHARES, AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.000%	09/30/2014	10/01/2014	$600	U.S. Treasury Notes 2.125% due 09/30/2021	$(612)	$600	$600
JPS	0.000%	09/30/2014	10/01/2014	900	Federal Farm Credit Bank 0.184% due 05/15/2017	(926)	900	900
SAL	0.000% †	09/30/2014	10/01/2014	7,900	U.S. Treasury Notes 2.500% due 03/31/2015	(8,063)	7,900	7,900
SSB	0.000% †	09/30/2014	10/01/2014	2,735	U.S. Treasury Notes 1.500% due 02/28/2019	(2,798)	2,735	2,735

Total Repurchase Agreements						$(12,399)	$12,135	$12,135

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	101

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.160%	09/12/2014	10/14/2014	$(23,485)	$(23,487)
	0.180%	09/19/2014	10/03/2014	(1,310)	(1,310)
DEU	0.100%	09/29/2014	10/06/2014	(22,790)	(22,790)
IND	0.080%	09/19/2014	10/17/2014	(3,795)	(3,795)
	0.180%	09/11/2014	10/02/2014	(2,015)	(2,015)
RYL	0.120%	10/01/2014	11/03/2014	(499)	(499)

Total Reverse Repurchase Agreements					$(53,896)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.000%	09/10/2014	11/10/2014	EUR	(37,188)	$(47,141)
	0.030%	08/13/2014	10/16/2014		(11,329)	(14,295)
	0.080%	08/01/2014	10/16/2014		(13,415)	(16,935)
	0.080%	08/04/2014	10/16/2014		(11,145)	(14,068)
FOB	0.190%	09/19/2014	10/03/2014	$	(60,538)	(60,549)
GSC	0.050%	09/18/2014	10/02/2014		(14,158)	(14,158)
	0.210%	09/26/2014	10/02/2014		(21,570)	(21,572)
	0.250%	09/26/2014	10/10/2014		(8,030)	(8,034)
MYI	0.080%	08/01/2014	10/16/2014	EUR	(23,401)	(29,539)

Total Sale-Buyback Transactions						$(226,291)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $272,244 at a weighted average interest rate of 0.149%.
(3)	Payable for sale-buyback transactions includes $120 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Fannie Mae	4.000%	10/01/2044	$7,000	$(7,383)	$(7,378)
BOA	Fannie Mae †	3.500%	10/01/2044	1,000	(1,024)	(1,022)
	Fannie Mae	4.000%	10/01/2041	34,000	(35,865)	(35,835)
	Fannie Mae	4.000%	11/01/2044	10,000	(10,503)	(10,509)
BPG	Fannie Mae	4.000%	11/01/2044	10,000	(10,514)	(10,509)
FOB	Fannie Mae	4.000%	11/01/2044	139,000	(145,635)	(146,069)
GSC	Fannie Mae	3.000%	10/01/2042	5,000	(4,935)	(4,929)
JPS	Fannie Mae	4.000%	10/01/2044	5,000	(5,281)	(5,270)
NOM	Fannie Mae	4.000%	10/01/2044	10,000	(10,556)	(10,540)
SAL	Fannie Mae	4.000%	10/01/2044	5,000	(5,273)	(5,270)

					$(236,970)	$(237,331)

SHORT SALES:

Counterparty	Description	Shares	Proceeds	Payable for Short Sales
GSC	AbbVie, Inc.	62,566	$(3,639)	$(3,614)
	Medtronic, Inc.	47,203	(3,059)	(2,924)

			$(6,698)	$(6,538)

Total Short Sales			$(243,668)	$(243,869)

102	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(f)	Securities with an aggregate market value of $275,844 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
PIMCO Global Multi-Asset Fund
Global/Master Repurchase Agreement
BOS	$600	$0	$0	$0	$600	$(612)	$(12)
BSN	0	(24,797)	0	0	(24,797)	24,732	(65)
DEU	0	(22,790)	0	0	(22,790)	22,629	(161)
IND	0	(5,810)	0	0	(5,810)	5,787	(23)
JPS	900	0	0	0	900	(926)	(26)
RYL	0	(499)	0	0	(499)	492	(7)
SSB	809	0	0	0	809	(830)	(21)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(7,378)	(7,378)	0	(7,378)
BOA	0	0	0	(46,344)	(46,344)	0	(46,344)
BPG	0	0	0	(10,509)	(10,509)	0	(10,509)
BPS	0	0	(92,439)	0	(92,439)	91,775	(664)
FOB	0	0	(60,549)	(146,069)	(206,618)	59,823	(146,795)
GSC	0	0	(43,764)	(4,929)	(48,693)	40,192	(8,501)
JPS	0	0	0	(5,270)	(5,270)	0	(5,270)
MSC	0	0	0	0	0	95	95
MYI	0	0	(29,539)	0	(29,539)	29,534	(5)
NOM	0	0	0	(10,540)	(10,540)	0	(10,540)
SAL	0	0	0	(5,270)	(5,270)	(5)	(5,275)

Prime Brokerage Agreement
FOB	0	0	0	0	0	15,128	15,128
GSC	0	0	0	(6,538)	(6,538)	13,695	7,157

PIMCO Cayman Commodity Fund II, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
SAL	7,900	0	0	0	7,900	(8,063)	(163)
SSB	1,926	0	0	0	1,926	(1,968)	(42)

Master Securities Forward Transaction Agreement
BOA	0	0	0	(1,022)	(1,022)	0	(1,022)

Total Borrowings and Other Financing Transactions	$12,135	$(53,896)	$(226,291)	$(243,869)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX WTI Crude March Futures †	$101.000	02/17/2015	512	$701	$328

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	7,106	$1,884	$1,120
Put - CBOE iShares MSCI Emerging Markets Index Fund	34.000	01/17/2015	28,960	4,924	860
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	6,923	1,489	527

				$8,297	$2,507

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	103

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$107.000	11/21/2014	484	$4	$7
Put - CBOT U.S. Treasury 10-Year Note December Futures	112.000	11/21/2014	600	5	8
Put - CBOT U.S. Treasury 10-Year Note December Futures	112.500	11/21/2014	45	1	1

				$10	$16

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,950.000	10/18/2014	54	$52	$92
Call - CBOE S&P 500 Index	1,950.000	12/20/2014	196	941	1,199
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	918	6,648	642
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	247	1,527	478

				$9,168	$2,411

Total Purchased Options				$18,176	$5,262

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - NYMEX WTI Crude March Futures	$83.000	02/17/2015	256	$(332)	$(494)
Put - NYMEX WTI Crude March Futures	84.000	02/17/2015	256	(384)	(563)
Call - NYMEX WTI-Brent Crude Spread March Futures †	6.000	02/11/2015	6	(5)	(9)
Put - NYMEX WTI-Brent Crude Spread March Futures †	14.000	02/11/2015	6	(5)	(2)
Call - NYMEX WTI-Brent Crude Spread November Futures †	6.000	10/15/2014	4	(4)	(11)

				$(730)	$(1,079)

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	7,106	$(1,073)	$(546)
Put - CBOE iShares MSCI Emerging Markets Index Fund	42.000	10/18/2014	4,031	(109)	(354)
Call - CBOE iShares MSCI Emerging Markets Index Fund	46.000	11/22/2014	2,774	(58)	(11)
Put - CBOE iShares MSCI Emerging Markets Index Fund	30.000	01/17/2015	28,960	(2,525)	(388)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	6,923	(678)	(217)

				$(4,443)	$(1,516)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,850.000	10/18/2014	155	$(316)	$(59)
Put - CBOE S&P 500 Index	1,890.000	10/18/2014	155	(286)	(105)
Put - CBOE S&P 500 Index	1,925.000	10/18/2014	54	(35)	(60)
Put - CBOE S&P 500 Index	1,800.000	12/20/2014	196	(920)	(326)
Put - CBOE S&P 500 Index	1,850.000	12/20/2014	66	(217)	(154)
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	918	(3,280)	(241)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	247	(716)	(185)
Put - LIFFE FTSE 100 Index	6,600.000	10/17/2014	146	(126)	(133)
Put - OSE Nikkei 225 Index	15,000.000	12/12/2014	160	(345)	(195)

				$(6,241)	$(1,458)

Total Written Options				$(11,414)	$(4,053)

104	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar June Futures	Long	06/2016	1,520	$(154)	$0	$(76)
90-Day Eurodollar June Futures	Short	06/2017	1,520	(154)	76	0
90-Day Eurodollar March Futures	Long	03/2016	1,599	(242)	0	(80)
90-Day Eurodollar March Futures	Short	03/2017	1,452	149	91	0
Brent Crude March Futures †	Short	02/2015	18	184	43	0
Call Options Strike @ USD 116.000 on Brent Crude December Futures †	Long	11/2014	93	(65)	0	(1)
CNX Nifty Index October Futures	Long	10/2014	1,027	(310)	0	(43)
Corn December Futures †	Long	12/2014	1,005	(4,919)	0	(251)
DAX Index December Futures	Long	12/2014	77	(507)	142	(148)
E-mini S&P 500 Index December Futures	Long	12/2014	1,499	(1,527)	0	(300)
Euro STOXX 50 December Futures	Short	12/2014	615	(150)	233	(350)
Euro-Bund 10-Year Bond December Futures	Long	12/2014	135	108	44	0
FTSE 100 Index December Futures	Long	12/2014	266	(769)	0	(88)
FTSE China A50 Index October Futures	Long	10/2014	4,211	355	0	(63)
Gold 100 oz. December Futures †	Long	12/2014	213	(1,027)	0	(153)
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	260	(186)	0	(21)
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	266	(149)	0	(21)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	266	33	0	(20)
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	247	15	0	(21)
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	266	30	0	(23)
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	266	(155)	0	(21)
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	260	(169)	0	(21)
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	266	(33)	0	(23)
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	266	(191)	0	(21)
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	260	(80)	0	(20)
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	266	(139)	0	(21)
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	260	(153)	0	(21)
Natural Gas April Futures †	Long	03/2015	415	356	0	(129)
Natural Gas March Futures †	Short	02/2015	415	(659)	166	0
Nikkei 225 Index December Futures	Short	12/2014	2	1	2	0
Put Options Strike @ EUR 139.000 on Euro-Bund 10-Year Bond December Futures	Long	11/2014	135	(0)	0	0
Put Options Strike @ USD 98.000 on Brent Crude December Futures	Short	11/2014	93	(289)	0	(141)
Put Options Strike @ USD 99.000 on Brent Crude November Futures †	Short	10/2014	126	(492)	0	(266)
Soybean November Futures †	Short	11/2014	377	4,747	193	0
TOPIX Index December Futures	Long	12/2014	549	1,457	100	(601)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	418	76	4	(67)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	100	(40)	0	(41)
United Kingdom Long Gilt December Futures	Short	12/2014	153	(150)	0	(79)
WTI Crude December Futures †	Short	11/2015	11	59	25	0
WTI Crude June Futures †	Long	05/2015	262	(1,686)	0	(637)
WTI Crude March Futures †	Long	02/2015	18	(127)	0	(48)
WTI Crude November Futures †	Short	10/2014	273	133	931	0
WTI Crude September Futures †	Long	08/2015	22	(187)	0	(51)

Total Futures Contracts				$(7,006)	$2,050	$(3,867)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR 46,700	$1,012	$41	$0	$(5)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	105

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	10,500	$647	$162	$13	$0
Pay	3-Month CAD-Bank Bill	3.400%	06/20/2029		83,300	4,480	3,776	175	0
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		57,100	(4,161)	(2,946)	0	(152)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		$58,800	(332)	(97)	42	0
Pay	3-Month USD-LIBOR	3.000%	06/18/2024		29,500	1,220	1,002	0	(40)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		1,300	(90)	(132)	8	0
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		16,550	(315)	(1,156)	97	0
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		9,000	(482)	232	55	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018	AUD	38,400	850	718	58	0
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045	EUR	34,300	(443)	(1,059)	0	(3)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	16,160,000	(5,772)	(2,429)	112	0

						$(4,398)	$(1,929)	$560	$(195)

Total Swap Agreements						$(3,386)	$(1,888)	$560	$(200)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(h)	Securities with an aggregate market value of $22,124 and cash of $6,699 have been pledged as collateral as of September 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(i)	Securities with an aggregate market value of $26,631 and cash of $700 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
PIMCO Global Multi-Asset Fund (4)	$4,934	$692	$560	$6,186	$(4,031)	$(2,077)	$(200)	$(6,308)
PIMCO Cayman Commodity Fund II, Ltd. (Subsidiary) (4)	328	1,358	0	1,686	(22)	(1,790)	0	(1,812)

Total Exchange-Traded or Centrally Cleared	$5,262	$2,050	$560	$7,872	$ (4,053)	$ (3,867)	$ (200)	$(8,120)

(4)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		GBP	700	$		1,150	$15	$0
	10/2014		JPY	1,322,000			12,722	668	0
	10/2014	$		796		AUD	900	0	(9)
	10/2014			13,873		CAD	15,480	0	(56)
	10/2014			11,447		HKD	88,888	0	0
	10/2014			1,355		INR	82,059	0	(31)
	10/2014			624		PLN	2,059	0	(3)
	10/2014			626		TRY	1,432	1	0
	10/2014			2,861		ZAR	32,318	0	(3)
	10/2014		ZAR	38,678	$		3,555	134	0
	11/2014		EUR	2,373			3,175	177	0
	11/2014	$		9,654		AUD	11,096	38	0
	11/2014			10,997		CHF	10,452	0	(45)
	11/2014			1,824		DKK	10,698	0	(8)
	11/2014			2,851		EUR	2,131	0	(159)
	11/2014			24,482		JPY	2,676,492	0	(73)
	11/2014			1,051		NOK	6,792	5	0
	11/2014			3,598		SEK	26,107	19	0
	11/2014			1,822		SGD	2,322	0	(2)
	12/2014		GBP	7,944	$		12,830	0	(41)
	12/2014	$		26,626		GBP	16,404	0	(49)
	12/2014			638		ILS	2,349	0	0
	12/2014			2,720		MXN	36,588	10	(20)
	01/2015		BRL	17,949	$		7,628	479	0

106	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BPS	10/2014		BRL	24,417	$		10,650	$675	$0
	10/2014		EUR	3,650			4,701	92	(1)
	10/2014		GBP	750			1,229	13	0
	10/2014		JPY	83,779			800	36	0
	10/2014		MXN	170,964			12,997	285	0
	10/2014		MYR	10,615			3,260	31	0
	10/2014	$		10,169		BRL	24,417	6	(200)
	10/2014			2,170		MYR	7,059	0	(23)
	10/2014			1,000		NOK	6,412	0	(2)
	10/2014			1,727		NZD	2,150	2	(54)
	11/2014		EUR	153,529	$		204,579	10,599	0
	11/2014	$		8,710		BRL	21,515	2	0
	11/2014			184		EUR	140	0	(7)
	11/2014			2,781		JPY	303,000	0	(18)
	12/2014		MXN	185,281	$		13,864	141	0
	01/2015			165,490			12,582	341	0
	02/2015	$		17,969		MXN	237,278	0	(451)

BRC	10/2014		EUR	2,750	$		3,524	52	(1)
	10/2014		IDR	22,082,329			1,866	62	0
	10/2014		JPY	256,980			2,400	57	0
	10/2014		PLN	7,558			2,448	168	0
	10/2014		RUB	145,775			4,002	326	0
	10/2014	$		600		BRL	1,428	0	(19)
	10/2014			800		CAD	884	0	(11)
	10/2014			8,014		INR	485,168	0	(184)
	10/2014			450		MXN	5,973	0	(6)
	10/2014			420		MYR	1,338	0	(13)
	10/2014			1,299		TRY	2,849	0	(52)
	10/2014		ZAR	17,983	$		1,661	70	0
	11/2014		SEK	18,346			2,653	111	0
	11/2014	$		2,866		EUR	2,218	0	(63)
	12/2014		MXN	8,626	$		649	10	0
	12/2014		PEN	9,694			3,358	42	0

CBK	10/2014		GBP	1,500			2,445	13	0
	10/2014		JPY	87,026			800	6	0
	10/2014		SGD	2,748			2,180	26	0
	10/2014	$		783		AUD	900	3	0
	10/2014			600		BRL	1,456	0	(9)
	10/2014			400		CAD	439	0	(8)
	10/2014			3,741		COP	7,137,828	0	(220)
	10/2014			13,432		EUR	10,000	0	(801)
	10/2014			565		HKD	4,378	0	(1)
	10/2014			200		INR	12,376	0	(1)
	10/2014			450		MXN	6,040	0	(1)
	10/2014			1,000		NOK	6,226	0	(31)
	10/2014			2,227		TWD	66,600	0	(37)
	11/2014		DKK	16,250	$		2,925	168	0
	11/2014		EUR	2,869			3,730	106	0
	11/2014		NOK	35,507			5,663	144	0
	11/2014	$		2,411		DKK	13,867	0	(58)
	11/2014			3,318		EUR	2,558	0	(86)
	12/2014			1,177		GBP	731	7	0
	12/2014			43		MXN	564	0	(1)

DUB	10/2014		COP	9,674,851	$		4,939	166	0
	10/2014		CZK	24,805			1,216	76	0
	10/2014		INR	12,184			198	1	0
	10/2014		JPY	87,386			800	3	0
	10/2014		KRW	6,177,721			6,077	232	0
	10/2014		PHP	58,299			1,333	35	0
	10/2014		TWD	590,823			19,718	295	0
	10/2014	$		1,602		AUD	1,750	0	(71)
	10/2014			1,250		COP	2,537,023	1	0
	10/2014			200		INR	12,184	0	(3)
	10/2014			1,465		JPY	156,600	0	(37)
	10/2014			1,000		NOK	6,412	0	(2)
	10/2014			579		NZD	700	0	(33)
	10/2014			3,030		TWD	90,809	0	(45)
	12/2014		COP	2,537,023	$		1,242	0	(2)
	12/2014		MXN	27,916			2,130	62	0
	09/2015	$		7,010		CNY	42,600	0	(206)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	107

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
FBF	10/2014	$		21,271		MYR	67,703	$0	$(659)
	01/2015		BRL	35,237	$		14,781	746	0

GLM	10/2014			28,419			12,642	1,032	0
	10/2014		CAD	4,940			4,461	52	0
	10/2014		INR	206,593			3,330	0	(4)
	10/2014		JPY	2,294,459			22,017	1,096	0
	10/2014		TWD	61,635			2,060	34	0
	10/2014	$		1,600		AUD	1,750	0	(69)
	10/2014			12,195		BRL	29,774	15	(47)
	10/2014			400		CAD	437	0	(10)
	10/2014			15,049		MXN	196,492	0	(438)
	10/2014			3,000		NOK	18,978	0	(47)
	10/2014			1,757		NZD	2,150	0	(81)
	11/2014			72,338		EUR	57,384	175	(10)
	02/2015			2,970		MYR	9,842	0	0

HUS	11/2014			5,407		CHF	4,927	0	(245)

JPM	10/2014		BRL	5,167	$		2,170	59	0
	10/2014		EUR	1,991		PLN	8,354	8	0
	10/2014			1,800	$		2,325	51	0
	10/2014		GBP	1,400			2,293	24	0
	10/2014		HKD	201,631			26,017	50	0
	10/2014		HUF	52,790			230	15	0
	10/2014		INR	597,175			9,770	154	0
	10/2014		MXN	26,136			1,991	46	0
	10/2014		SGD	3,750			2,987	47	0
	10/2014		TRY	9,937			4,576	226	0
	10/2014		TWD	66,567			2,220	32	0
	10/2014	$		6,699		AUD	7,479	0	(151)
	10/2014			3,308		BRL	7,977	2	(56)
	10/2014			1,200		CAD	1,323	0	(19)
	10/2014			1,986		IDR	24,467,520	12	0
	10/2014			24,623		INR	1,505,356	2	(356)
	10/2014			29,975		JPY	3,262,744	0	(226)
	10/2014			5,934		KRW	6,177,721	0	(90)
	10/2014			1,991		MXN	26,134	0	(46)
	10/2014			1,080		MYR	3,443	0	(32)
	10/2014			1,773		NZD	2,200	2	(60)
	10/2014			3,446		RUB	136,582	0	(2)
	10/2014			5,167		SGD	6,489	0	(80)
	10/2014			4,640		TWD	139,153	0	(65)
	10/2014			16,881		ZAR	180,030	0	(959)
	10/2014		ZAR	248,702	$		22,663	668	0
	11/2014		AUD	5,779			5,108	60	0
	11/2014		CHF	7,582			8,227	282	0
	11/2014		JPY	3,262,744			29,982	226	0
	11/2014		SGD	2,746			2,207	54	0
	11/2014	$		6,787		CHF	6,342	0	(142)
	12/2014		MXN	11,409	$		870	25	0
	01/2015		BRL	12,218			5,099	232	0
	01/2015	$		5,274		INR	331,418	0	(22)
	02/2015		KRW	6,177,721	$		5,903	99	0

MSB	10/2014		JPY	87,025			800	6	0
	10/2014	$		796		AUD	900	0	(9)
	10/2014			1,800		BRL	4,196	0	(92)
	10/2014			3,255		HKD	25,226	0	(6)
	10/2014			1,038		JPY	111,300	0	(24)
	10/2014			500		MXN	6,623	0	(7)
	10/2014			2,000		NOK	12,752	0	(16)
	12/2014		MXN	120,922	$		9,130	173	0

RBC	10/2014		GBP	750			1,216	0	0
	10/2014	$		783		AUD	900	3	0
	10/2014			13,473		CAD	15,043	0	(46)
	10/2014			11,447		HKD	88,885	0	0
	10/2014			950		MXN	12,663	0	(8)
	10/2014			624		PLN	2,059	0	(3)
	10/2014			626		TRY	1,432	1	0
	10/2014			2,861		ZAR	32,318	0	(3)
	11/2014			9,654		AUD	11,096	38	0
	11/2014			10,997		CHF	10,452	0	(45)

108	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2014	$		1,824		DKK	10,699	$0	$(8)
	11/2014			24,482		JPY	2,676,463	0	(73)
	11/2014			1,051		NOK	6,793	5	0
	11/2014			3,598		SEK	26,107	19	0
	11/2014			1,822		SGD	2,322	0	(2)
	12/2014			26,626		GBP	16,404	0	(49)
	12/2014			638		ILS	2,349	0	0
	12/2014			2,047		MXN	27,769	10	0
	02/2015			558			7,477	0	(6)

SCX	10/2014		NZD	4,476	$		3,738	244	0

SOG	10/2014		AUD	5,779			5,360	300	0
	10/2014		GBP	700			1,143	9	0
	10/2014	$		3,537		NZD	4,476	0	(43)
	11/2014		NZD	4,476	$		3,526	43	0
	12/2014		MXN	104,307			7,930	204	0
	02/2015	$		11,788		KRW	12,517,088	0	(28)

UAG	10/2014		BRL	45,081	$		18,393	0	(24)
	10/2014		CNY	139,903			22,572	0	(190)
	10/2014		EUR	900			1,183	47	0
	10/2014		IDR	9,810,987			825	23	0
	10/2014		INR	267,442			4,360	50	0
	10/2014		MYR	61,684			19,012	235	0
	10/2014		PHP	45,661			1,047	31	0
	10/2014		PLN	8,368		EUR	1,991	0	(12)
	10/2014		THB	76,995	$		2,387	14	0
	10/2014		TWD	67,135			2,240	33	0
	10/2014	$		19,651		BRL	45,081	0	(1,235)
	10/2014			22,859		INR	1,390,607	0	(422)
	10/2014			3,260		MYR	10,595	0	(38)
	11/2014		BRL	6,196	$		2,613	104	0
	11/2014		CHF	6,137			6,793	364	0
	11/2014		CLP	2,211,988			3,797	111	0
	11/2014		IDR	4,978,241			421	19	0

Total Forward Foreign Currency Contracts								$ 23,623	$(9,562)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC GBP versus USD	$	1.661	10/02/2014	GBP	1,400	$6	$0
	Call - OTC USD versus CAD	CAD	1.105	10/01/2014	$	800	2	11

BPS	Call - OTC EUR versus USD	$	1.303	10/21/2014	EUR	1,800	6	1
	Call - OTC GBP versus USD		1.661	10/16/2014	GBP	1,500	6	1
	Put - OTC NZD versus USD		0.815	10/06/2014	NZD	1,400	4	49
	Put - OTC NZD versus USD		0.795	10/20/2014		1,400	5	25
	Put - OTC NZD versus USD		0.759	10/28/2014		1,500	5	5
	Call - OTC USD versus NOK	NOK	6.509	10/15/2014	$	2,000	8	5

BRC	Put - OTC AUD versus USD	$	0.872	12/23/2014	AUD	53,027	251	895
	Call - OTC EUR versus USD		1.307	10/07/2014	EUR	1,800	7	0
	Call - OTC EUR versus USD		1.313	10/15/2014		1,800	7	0
	Call - OTC EUR versus USD		1.279	10/28/2014		1,900	6	6
	Call - OTC USD versus BRL	BRL	2.446	10/16/2014	$	1,200	7	23
	Call - OTC USD versus CAD	CAD	1.116	10/08/2014		800	3	6
	Put - OTC USD versus JPY	JPY	103.410	10/03/2014		1,600	4	0
	Put - OTC USD versus JPY		105.600	10/10/2014		1,600	6	0
	Put - OTC USD versus JPY		107.530	10/24/2014		1,600	5	4
	Call - OTC USD versus MXN	MXN	13.488	10/16/2014		900	3	6

CBK	Call - OTC USD versus BRL	BRL	2.504	10/23/2014		1,200	8	15
	Call - OTC USD versus INR	INR	62.830	10/28/2014		200	1	1
	Call - OTC USD versus MXN	MXN	13.678	10/23/2014		900	4	4

DUB	Put - OTC EUR versus USD	$	1.000	05/22/2015	EUR	166,400	8,240	59

GLM	Put - OTC AUD versus USD		0.886	10/14/2014	AUD	1,800	7	25
	Put - OTC NZD versus USD		0.800	10/14/2014	NZD	1,500	6	31
	Call - OTC USD versus BRL	BRL	2.308	10/02/2014	$	1,200	5	70
	Call - OTC USD versus MXN	MXN	13.351	10/02/2014		1,000	3	7
	Call - OTC USD versus NOK	NOK	6.317	10/01/2014		2,000	6	34

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	109

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC AUD versus USD	$	0.918	10/07/2014	AUD	1,700	$2	$73
	Call - OTC GBP versus USD		1.652	10/23/2014	GBP	1,400	5	2
	Call - OTC USD versus CAD	CAD	1.113	10/15/2014	$	800	3	8
	Call - OTC USD versus CAD		1.128	10/21/2014		800	3	4

MSB	Put - OTC AUD versus USD	$	0.869	10/20/2014	AUD	1,800	6	11
	Call - OTC USD versus BRL	BRL	2.363	10/09/2014	$	1,200	6	47
	Put - OTC USD versus JPY	JPY	107.180	10/17/2014		1,600	5	2
	Call - OTC USD versus MXN	MXN	13.463	10/09/2014		1,000	4	5
	Call - OTC USD versus NOK	NOK	6.455	10/08/2014		2,000	7	7
	Call - OTC USD versus NOK		6.490	10/22/2014		2,000	7	8

RBC	Put - OTC AUD versus USD	$	0.853	10/27/2014	AUD	1,800	7	6
	Call - OTC GBP versus USD		1.649	10/09/2014	GBP	1,500	8	1

UAG	Call - OTC USD versus INR	INR	61.580	10/07/2014	$	200	1	1
	Call - OTC USD versus INR		62.380	10/14/2014		200	1	1
	Call - OTC USD versus INR		62.130	10/21/2014		200	1	1

							$8,687	$1,460

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	181,300	$3,141	$1,778

CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016		52,900	2,290	286

DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		6,200	103	137

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		76,100	20	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	10/29/2014	EUR	10,800	161	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014		33,700	469	0

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	$	124,100	4,913	2,766

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		90,700	11	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		231,400	4,880	2,270
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		148,950	6,339	3,320

NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		72,600	1,169	1,602

								$23,496	$12,159

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC WTI Crude December Futures †	$150.000	11/17/2015	$2,300	$145	$2

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC Euro STOXX 50 Index	3,650.000	12/20/2019	EUR	5	$1,736	$1,550

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC Fannie Mae 4.000% due 11/01/2044	$119.000	11/06/2014	$2,500	$0	$0
	Call - OTC Fannie Mae 4.000% due 11/01/2044	120.000	11/06/2014	20,000	1	0

JPM	Put - OTC Fannie Mae 3.000% due 11/01/2044	75.000	11/06/2014	50,000	2	0
	Call - OTC Fannie Mae 4.000% due 11/01/2044	123.000	11/06/2014	110,000	4	0
	Call - OTC Fannie Mae 4.000% due 11/01/2044	127.000	11/06/2014	100,000	4	0

					$11	$0

Total Purchased Options					$34,075	$15,171

110	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums Paid/(Received)	Market Value
BOA	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014	$	700	$(1)	$(1)

CBK	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014		3,900	(4)	(5)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		100	0	0
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		1,300	(3)	(1)
	Put - OTC CDX.IG-22 5-Year Index	Sell	1.000%	12/17/2014		800	(1)	(1)

GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		1,800	(2)	(2)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		1,200	(2)	(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	12/17/2014	EUR	8,900	(25)	(13)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014		11,600	(25)	(10)

JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014	$	6,100	(7)	(8)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		6,000	(10)	(7)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		2,600	(4)	(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	1,700	(3)	(2)

							$(87)	$(54)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price			Expiration Date	Notional Amount			Premiums Paid/(Received)	Market Value
BOA	Put - OTC GBP versus USD	$		1.622	10/02/2014		GBP	1,400	$(6)	$(6)
	Put - OTC USD versus CAD		CAD	1.081	10/01/2014	$		800	(2)	0

BPS	Put - OTC EUR versus USD	$		1.273	10/21/2014		EUR	1,800	(6)	(24)
	Put - OTC GBP versus USD			1.609	10/16/2014		GBP	1,500	(9)	(6)
	Call - OTC NZD versus USD			0.839	10/06/2014		NZD	1,400	(4)	0
	Call - OTC NZD versus USD			0.823	10/20/2014			1,400	(4)	0
	Call - OTC NZD versus USD			0.792	10/28/2014			1,500	(4)	(6)
	Put - OTC USD versus NOK		NOK	6.324	10/15/2014	$		2,000	(8)	(3)

BRC	Call - OTC AUD versus USD	$		0.965	12/23/2014		AUD	53,027	(251)	(5)
	Put - OTC EUR versus USD			1.271	10/07/2014		EUR	1,800	(8)	(18)
	Put - OTC EUR versus USD			1.276	10/15/2014			1,800	(8)	(28)
	Put - OTC EUR versus USD			1.245	10/28/2014			1,900	(7)	(7)
	Put - OTC USD versus BRL		BRL	2.325	10/16/2014	$		1,200	(6)	(1)
	Put - OTC USD versus CAD		CAD	1.083	10/08/2014			800	(2)	0
	Call - OTC USD versus JPY		JPY	106.000	10/03/2014			1,600	(4)	(53)
	Call - OTC USD versus JPY			108.950	10/10/2014			1,600	(5)	(16)
	Call - OTC USD versus JPY			110.870	10/24/2014			1,600	(5)	(6)
	Put - OTC USD versus MXN		MXN	13.098	10/16/2014			900	(3)	(1)

CBK	Put - OTC USD versus BRL		BRL	2.358	10/23/2014			1,200	(7)	(5)
	Put - OTC USD versus INR		INR	61.130	10/28/2014			200	(1)	(1)
	Put - OTC USD versus MXN		MXN	13.216	10/23/2014			900	(3)	(2)

DUB	Call - OTC USD versus BRL		BRL	2.680	07/01/2015			5,980	(143)	(276)

GLM	Call - OTC AUD versus USD	$		0.917	10/14/2014		AUD	1,800	(6)	0
	Call - OTC NZD versus USD			0.830	10/14/2014		NZD	1,500	(5)	0
	Put - OTC USD versus BRL		BRL	2.213	10/02/2014	$		1,200	(4)	0
	Put - OTC USD versus MXN		MXN	13.006	10/02/2014			1,000	(3)	0
	Put - OTC USD versus NOK		NOK	6.141	10/01/2014			2,000	(5)	0

JPM	Call - OTC AUD versus USD	$		0.940	10/07/2014		AUD	1,700	(1)	0
	Put - OTC GBP versus USD			1.614	10/23/2014		GBP	1,400	(6)	(10)
	Put - OTC USD versus CAD		CAD	1.083	10/15/2014	$		800	(2)	0
	Put - OTC USD versus CAD			1.097	10/21/2014			800	(2)	(1)

MSB	Call - OTC AUD versus USD	$		0.899	10/20/2014		AUD	1,800	(5)	(2)
	Put - OTC USD versus BRL		BRL	2.258	10/09/2014	$		1,200	(5)	0
	Call - OTC USD versus JPY		JPY	110.360	10/17/2014			1,600	(5)	(7)
	Put - OTC USD versus MXN		MXN	13.071	10/09/2014			1,000	(3)	0
	Put - OTC USD versus NOK		NOK	6.256	10/08/2014			2,000	(6)	0
	Put - OTC USD versus NOK			6.320	10/22/2014			2,000	(6)	(3)

RBC	Call - OTC AUD versus USD	$		0.886	10/27/2014		AUD	1,800	(6)	(8)
	Put - OTC GBP versus USD			1.588	10/09/2014		GBP	1,500	(11)	(1)

UAG	Put - OTC USD versus INR		INR	60.150	10/07/2014	$		200	0	0
	Put - OTC USD versus INR			60.600	10/14/2014			200	(1)	0
	Put - OTC USD versus INR			60.500	10/21/2014			200	(1)	0

									$(579)	$(496)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	111

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Cap - OTC YOY CPURNSA Index	215.949	Maximum of [(Final Index/Initial Index - 1) - 5.000%] or 0	03/04/2015	$4,000	$(68)	$0
	Floor - OTC YOY CPURNSA Index	215.949	Maximum of [-1.000% - (Final Index/Initial Index - 1)] or 0	03/04/2015	4,000	(56)	0

CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	12,000	(106)	(3)

						$(230)	$(3)

(1)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$	202,000	$(2,528)	$(364)

GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.250%	10/29/2014	EUR	21,600	(162)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014		67,400	(469)	0

JPM	Call - OTC 5-Year Interest Rate Swap (Effective 11/20/2019)	3-Month USD-LIBOR	Receive	3.200%	11/18/2014	$	46,300	(124)	(57)

								$(3,283)	$(421)

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC Brent Crude December Futures †	$	160.000	11/10/2015	$2,300	$(145)	$(4)

OPTIONS ON EXCHANGE-TRADED FUNDS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC FTSE China A50 Index October Futures	$	7,873.118	10/30/2014	$3	$(425)	$(84)

JPM	Put - OTC iShares Russell 2000 Index		1,060.000	12/19/2014	6	(155)	(166)

						$(580)	$(250)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC Ibovespa Brasil Sao Paulo Exchange Index	53,454.200	10/15/2014	BRL	45	$(218)	$(251)

FBF	Put - OTC Euro STOXX 50 Index	2,300.000	12/20/2019	EUR	5	(1,711)	(1,763)

GST	Call - OTC SPGCENP Index †	0.306	02/09/2015	$	1,200,000	(31)	0
	Call - OTC SPGCICP Index †	0.268	02/09/2015		500,000	(17)	0

JPM	Put - OTC Euro STOXX 50 Index	3,100.000	11/21/2014	EUR	6	(360)	(264)
	Put - OTC Euro STOXX 50 Index	3,150.000	11/21/2014		9	(439)	(543)
	Put - OTC Ibovespa Brasil Sao Paulo Exchange Index	57,500.000	10/15/2014	BRL	1	(273)	(1,349)

						$(3,049)	$(4,170)

Total Written Options						$(7,953)	$(5,398)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in BRL		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in JPY		Notional Amount in NZD		Premiums
Balance at Beginning of Period	47,038	$542,449	AUD	6,400	BRL	0	EUR	46,900	GBP	5,700	JPY	52,532	NZD	6,900	$(19,462)
Sales	39,845	2,066,223		101,957		135		245,719		41,920		34,717		37,900	(20,052)
Closing Buys	(31,238)	(103,074)		(5,830)		(88)		(52,500)		(6,120)		(52,532)		0	12,457
Expirations	(3,144)	(426,308)		(34,100)		(1)		(93,900)		(20,500)		(34,717)		(31,300)	7,351
Exercised	(82)	(51,200)		(8,300)		0		(27,700)		(15,200)		0		(7,700)	339

Balance at End of Period	52,419	$2,028,090	AUD	60,127	BRL	46	EUR	118,519	GBP	5,800	JPY	0	NZD	5,800	$(19,367)

112	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
DUB	Receive	WTI Crude June Futures †	$93.690	05/19/2015	120,000	$0	$(678)	$0	$(678)
	Receive	WTI Crude June Futures †	95.030	05/19/2015	34,000	0	(238)	0	(238)

						$0	$(916)	$0	$(916)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (4)	Notional Amount (5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Ricoh Co. Ltd.	(1.000%	)	09/20/2019	0.319%	JPY	110,000	$(42)	$7	$0	$(35)

BRC	New York Times Co.	(1.000%	)	03/20/2015	0.197%	$	2,000	115	(124)	0	(9)

DUB	New York Times Co.	(5.000%	)	03/20/2015	0.197%		4,000	(358)	262	0	(96)

								$(285)	$145	$0	$(140)

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (4)	Notional Amount (5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Mexico Government International Bond	1.000%	12/20/2018	0.695%	$	5,100	$(17)	$83	$66	$0

BPS	Japan Government International Bond	1.000%	09/20/2015	0.105%		1,900	11	6	17	0
	U.S. Treasury Notes	0.250%	06/20/2016	0.096%	EUR	5,200	(53)	71	18	0
	Venezuela Government International Bond	5.000%	03/20/2015	20.732%	$	500	(6)	(29)	0	(35)

BRC	Italy Government International Bond	1.000%	12/20/2016	0.546%		6,900	(37)	108	71	0
	Japan Government International Bond	1.000%	03/20/2016	0.134%		4,000	54	(1)	53	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		5,000	(15)	78	63	0

CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.317%		20,500	(381)	830	449	0
	China Government International Bond	1.000%	12/20/2016	0.362%		1,000	(48)	62	14	0
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%		4,000	(96)	(28)	0	(124)
	South Africa Government International Bond	1.000%	12/20/2019	1.934%		10,100	(383)	(71)	0	(454)

DUB	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.161%		1,000	35	2	37	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.132%		2,700	(106)	112	6	0
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%		6,100	(139)	(50)	0	(189)
	Italy Government International Bond	1.000%	12/20/2016	0.546%		6,900	(35)	106	71	0
	Japan Government International Bond	1.000%	03/20/2015	0.087%		5,300	41	(16)	25	0
	Spain Government International Bond	1.000%	12/20/2016	0.452%		6,900	(6)	92	86	0
	Venezuela Government International Bond	5.000%	03/20/2015	20.732%		2,106	5	(150)	0	(145)

FBF	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.161%		1,000	15	21	36	0
	China Government International Bond	1.000%	12/20/2016	0.362%		12,200	(586)	762	176	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		1,700	(6)	28	22	0

GST	Brazil Government International Bond	1.000%	12/20/2015	0.660%		2,400	(7)	18	11	0
	Japan Government International Bond	1.000%	03/20/2016	0.134%		200	(2)	5	3	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		5,700	(21)	94	73	0
	Russia Government International Bond	1.000%	09/20/2019	2.459%		500	(28)	(4)	0	(32)

HUS	Brazil Government International Bond	1.000%	12/20/2019	1.750%		10,100	(274)	(91)	0	(365)
	Russia Government International Bond	1.000%	03/20/2019	2.398%		1,100	(92)	30	0	(62)

JPM	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.161%		2,000	34	39	73	0
	Brazil Government International Bond	1.000%	12/20/2016	0.946%		6,500	(72)	82	10	0
	China Government International Bond	1.000%	12/20/2016	0.362%		8,000	(387)	503	116	0
	Japan Government International Bond	1.000%	03/20/2016	0.134%		500	(6)	13	7	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		25,000	(85)	404	319	0
	Russia Government International Bond	1.000%	09/20/2019	2.459%		200	(11)	(2)	0	(13)

MYC	China Government International Bond	1.000%	12/20/2016	0.362%		4,500	(215)	280	65	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.132%		4,400	(76)	86	10	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	113

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (4)	Notional Amount (5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Japan Government International Bond	1.000%	03/20/2016	0.134%	$	1,000	$(12)	$25	$13	$0
	Spain Government International Bond	1.000%	12/20/2016	0.452%		9,400	(4)	120	116	0

RYL	Japan Government International Bond	1.000%	03/20/2016	0.134%		6,700	94	(8)	86	0

							$(2,917)	$3,610	$2,112	$(1,419)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	18,400	$3	$(208)	$0	$(205)
	Pay	28-Day MXN-TIIE	5.840%	09/14/2021	MXN	458,000	(199)	22	0	(177)

FBF	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	15,300	79	(180)	0	(101)

MYC	Pay	1-Year BRL-CDI	11.500%	01/04/2021		400	1	(3)	0	(2)

UAG	Pay	1-Year BRL-CDI	11.500%	01/04/2021		1,400	3	(12)	0	(9)

							$(113)	$(381)	$0	$(494)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/ Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	KOSPI 200 Index	123,500,000	0.000%	12/11/2014	KRW	32,691,833	$(921)	$0	$(921)
	Receive	TWSE Index	23,600	0.000%	10/15/2014	TWD	217,564	(177)	0	(177)

DUB	Receive	BCOMGC Index †	8,252	0.120%	02/17/2015	$	1,278	(24)	0	(24)

FBF	Receive	Markit IOS.FN30.350.12 Index plus 3.500%	N/A	1-Month USD-LIBOR	01/12/2043		14,710	(10)	0	(10)

GLM	Receive	BCOMGC Index †	17,467	0.070%	02/17/2015		2,668	(14)	0	(14)

JPM	Receive	SX7E Index	61,960	1-Month EUR-EURIBOR plus a specified spread	09/25/2015	EUR	9,319	(97)	0	(97)

								$(1,243)	$0	$(1,243)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

VARIANCE SWAPS

Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
DUB	Pay	S&P 500 Index	1.850%	10/10/2014	$ 7,353	$0	$11	$11	$0

GST	Pay	S&P 500 Index	1.428%	10/02/2014	14,226	0	49	49	0

	Pay	S&P 500 Index	1.369%	10/06/2014	2,991	0	1	1	0

	Pay	S&P 500 Index	1.428%	10/08/2014	8,368	0	(8)	0	(8)

	Pay	S&P 500 Index	1.974%	10/15/2014	7,117	0	11	11	0

	Pay	S&P 500 Index	1.288%	10/20/2014	8,811	0	(70)	0	(70)

	Pay	S&P 500 Index	7.156%	12/18/2015	44,149	0	2,143	2,143	0

114	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
SOG	Pay	S&P 500 Index	1.311%	10/03/2014	$ 8,297	$0	$9	$9	$0

	Pay	S&P 500 Index	3.010%	12/19/2014	3,750	0	14	14	0

UAG	Pay	S&P 500 Index	1.742%	10/22/2014	7,576	0	(29)	0	(29)

	Pay	S&P 500 Index	2.496%	10/29/2014	3,165	0	10	10	0

						$0	$2,141	$2,248	$(107)

Total Swap Agreements						$(3,315)	$3,356	$4,360	$(4,319)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(k)	Securities with an aggregate market value of $2,795 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
PIMCO Global Multi-Asset Fund
BOA	$1,546	$1,789	$66	$3,401	$(499)	$(258)	$(1,133)	$(1,890)	$1,511	$(1,990)	$(479)
BPS	12,223	86	35	12,344	(756)	(39)	(35)	(830)	11,514	(10,320)	1,194
BRC	898	940	187	2,025	(349)	(135)	(9)	(493)	1,532	(1,540)	(8)
CBK	473	306	463	1,242	(1,254)	(382)	(578)	(2,214)	(972)	814	(158)
DUB	871	196	236	1,303	(399)	(276)	(812)	(1,487)	(184)	(270)	(454)
FBF	746	1,550	234	2,530	(659)	(1,763)	(111)	(2,533)	(3)	0	(3)
GLM	2,404	167	0	2,571	(706)	0	0	(706)	1,865	(1,640)	225
GST	0	0	2,291	2,291	0	(111)	(110)	(221)	2,070	(2,140)	(70)
HUS	0	0	0	0	(245)	0	(427)	(672)	(672)	599	(73)
JPM	2,376	2,853	525	5,754	(2,306)	(2,409)	(110)	(4,825)	929	(690)	239
MSB	179	80	0	259	(154)	(12)	0	(166)	93	(20)	73
MYC	0	5,590	204	5,794	0	0	(2)	(2)	5,792	(6,255)	(463)
NGF	0	1,602	0	1,602	0	0	0	0	1,602	(1,944)	(342)
RBC	76	7	0	83	(243)	(9)	0	(252)	(169)	0	(169)
RYL	0	0	86	86	0	0	0	0	86	0	86
SCX	244	0	0	244	0	0	0	0	244	(260)	(16)
SOG	556	0	23	579	(71)	0	0	(71)	508	(330)	178
UAG	1,031	3	10	1,044	(1,921)	0	(38)	(1,959)	(915)	701	(214)

PIMCO Cayman Commodity Fund II, Ltd. (Subsidiary)
DUB	0	0	0	0	0	0	(940)	(940)	(940)	680	(260)
GLM	0	0	0	0	0	0	(14)	(14)	(14)	0	(14)
MYC	0	2	0	2	0	(4)	0	(4)	(2)	0	(2)

Total Over the Counter	$23,623	$15,171	$4,360	$43,154	$(9,562)	$(5,398)	$(4,319)	$(19,279)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default . Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	115

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$328	$0	$4,918	$0	$16	$5,262
Futures	1,358	0	477	0	215	2,050
Swap Agreements	0	0	0	0	560	560

	$1,686	$0	$5,395	$0	$791	$7,872

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$23,623	$0	$23,623
Purchased Options	2	0	1,550	1,460	12,159	15,171
Swap Agreements	0	2,112	2,248	0	0	4,360

	$2	$2,112	$3,798	$25,083	$12,159	$43,154

	$1,688	$2,112	$9,193	$25,083	$12,950	$51,026

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$1,079	$0	$2,974	$0	$0	$4,053
Futures	1,931	0	1,593	0	343	3,867
Swap Agreements	0	5	0	0	195	200

	$3,010	$5	$4,567	$0	$538	$8,120

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,562	$0	$9,562
Written Options	4	54	4,420	496	424	5,398
Swap Agreements	954	1,559	1,302	0	504	4,319

	$958	$1,613	$5,722	$10,058	$928	$19,279

	$3,968	$1,618	$10,289	$10,058	$1,466	$27,399

The Effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$69	$0	$1,976	$0	$(39)	$2,006
Written Options	578	0	5,889	0	0	6,467
Futures	9,203	0	19,625	0	647	29,475
Swap Agreements	0	329	0	0	(1,252)	(923)

	$9,850	$329	$27,490	$0	$(644)	$37,025

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,553	$0	$6,553
Purchased Options	0	0	67	(888)	(3,230)	(4,051)
Written Options	2	204	1,535	972	3,234	5,947
Swap Agreements	2,165	561	1,388	0	851	4,965

	$2,167	$765	$2,990	$6,637	$855	$13,414

	$12,017	$1,094	$30,480	$6,637	$211	$50,439

116	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(374)	$0	$(6,782)	$0	$(17)	$(7,173)
Written Options	(350)	0	2,850	0	0	2,500
Futures	(7,802)	0	(4,034)	0	490	(11,346)
Swap Agreements	0	41	0	0	(1,517)	(1,476)

	$(8,526)	$41	$(7,966)	$0	$(1,044)	$(17,495)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,947	$0	$14,947
Purchased Options	0	0	(187)	1,023	(2,519)	(1,683)
Written Options	49	(24)	(1,537)	55	(1,599)	(3,056)
Swap Agreements	(968)	122	(1,239)	0	2,874	789

	$(919)	$98	$(2,963)	$16,025	$(1,244)	$10,997

	$(9,445)	$139	$(10,929)	$16,025	$(2,288)	$(6,498)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$44,786	$0	$44,786
Industrials	0	8,215	0	8,215
Utilities	0	527	0	527
U.S. Government Agencies	0	93,012	0	93,012
U.S. Treasury Obligations	0	187,783	0	187,783
Mortgage-Backed Securities	0	9,343	0	9,343
Asset-Backed Securities	0	961	1,194	2,155
Sovereign Issues	0	188,205	0	188,205
Common Stocks
Consumer Discretionary	120	0	0	120
Consumer Staples	3,991	0	0	3,991
Financials	31,591	0	0	31,591
Health Care	10,296	0	0	10,296
Exchange-Traded Funds	100,822	0	0	100,822
Short-Term Instruments
Repurchase Agreements	0	12,135	0	12,135
Short-Term Notes	0	82,990	0	82,990
Greece Treasury Bills	0	57,813	0	57,813
Mexico Treasury Bills	0	12,408	0	12,408
U.S. Treasury Bills	0	35,753	0	35,753
	$146,820	$733,931	$1,194	$881,945

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Affiliates, at Value
Mutual Funds	$580,490	$0	$0	$580,490
Exchange-Traded Funds	29,305	0	0	29,305
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,229	$0	$0	$11,229
	$621,024	$0	$0	$621,024

Total Investments	$767,844	$733,931	$1,194	$1,502,969

Short Sales, at Value - Liabilities
Common Stocks	(6,538)	0	0	(6,538)
U.S. Government Agencies	0	(237,331)	0	(237,331)
	$(6,538)	$(237,331)	$0	$(243,869)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,378	5,494	0	7,872
Over the counter	0	43,154	0	43,154
	$2,378	$48,648	$0	$51,026

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,946)	(3,174)	0	(8,120)
Over the counter	0	(19,279)	0	(19,279)
	$(4,946)	$(22,453)	$0	$(27,399)

Totals	$758,738	$522,795	$1,194	$1,282,727

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund II, Ltd., which is a 100% owned subsidiary of the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	117

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of ten funds (each a “Fund” and collectively the “Funds”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from Underlying PIMCO Funds are recorded as dividend income. Long-term capital gain distributions received from Underlying PIMCO Funds are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of

118	PIMCO ASSET ALLOCATION FUNDS

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investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows, as applicable, have been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update became effective for interim or annual periods beginning on or after December 15, 2013. In accordance with investment company reporting requirements under U.S. GAAP, the Funds adopted the ASU for the six month period ended September 30, 2014. The ASU did not have an impact on the Funds’ financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the Adviser. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	119

Notes to Financial Statements (Cont.)

markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. Government Agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

120	PIMCO ASSET ALLOCATION FUNDS

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Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatility, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	121

Notes to Financial Statements (Cont.)

value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Exchange-Traded Funds  Certain funds may invest in exchange-traded funds (“ETFs”), which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with their own operations.

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The

122	PIMCO ASSET ALLOCATION FUNDS

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risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government Agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its Agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association

(“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The PIMCO RealRetirement® Funds and PIMCO Global Multi-Asset Fund invest substantially all of their assets in Institutional Class or Class M shares of the Trust and PIMCO Equity Series, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the PIMCO RealRetirement® and PIMCO Global Multi-Asset Funds. Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2014 (amounts in thousands):

PIMCO RealRetirement® 2015 Fund
Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$1,872	$31	$(180)	$(2)	$(165)	$1,556	$31	$0
PIMCO Emerging Markets Bond Fund	3,748	530	(119)	(1)	28	4,186	110	0
PIMCO EqS Pathfinder Fund®	873	0	0	0	15	888	0	0
PIMCO EqS® Emerging Markets Fund	613	0	(1)	0	20	632	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3,221	648	0	0	140	4,009	49	0
PIMCO Global Advantage® Strategy Bond Fund	2,189	30	0	0	(44)	2,175	30	0
PIMCO High Yield Fund	2,791	884	0	0	(98)	3,577	103	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,718	93	0	0	(20)	1,791	92	0
PIMCO Mortgage Opportunities Fund	224	394	0	0	2	620	11	0

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	123

Notes to Financial Statements (Cont.)

PIMCO RealRetirement® 2015 Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Real Return Fund	$7,388	$3,518	$(180)	$(15)	$54	$10,765	$98	$0
PIMCO RealEstateRealReturn Strategy Fund	877	155	(120)	(3)	35	944	35	0
PIMCO Short-Term Floating NAV Portfolio	2,815	14,004	(13,400)	0	0	3,419	4	0
PIMCO Short-Term Floating NAV Portfolio III	104	0	0	0	0	104	0	0
PIMCO Short-Term Fund	1,017	5	0	0	3	1,025	5	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	1,551	243	0	0	(87)	1,707	3	0
PIMCO StocksPLUS® Fund	5,213	556	(1,205)	119	237	4,920	10	0
PIMCO Total Return Fund	12,553	1,410	(1,570)	(80)	210	12,523	151	0
PIMCO TRENDS Managed Futures Strategy Fund	673	422	0	0	140	1,235	3	0
Totals	$49,440	$22,923	$(16,775)	$18	$470	$56,076	$735	$0

PIMCO RealRetirement® 2020 Fund
Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$4,430	$75	$(490)	$(8)	$(382)	$3,625	$74	$0
PIMCO Emerging Markets Bond Fund	4,875	1,095	0	0	32	6,002	155	0
PIMCO EqS Pathfinder Fund®	1,386	0	0	0	24	1,410	0	0
PIMCO EqS® Emerging Markets Fund	2,427	0	0	0	78	2,505	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	6,089	2,217	0	0	296	8,602	103	0
PIMCO Global Advantage® Strategy Bond Fund	3,814	51	0	0	(76)	3,789	51	0
PIMCO High Yield Fund	3,914	957	0	0	(129)	4,742	137	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	3,985	1,205	0	0	(68)	5,122	265	0
PIMCO Mortgage Opportunities Fund	442	771	0	0	4	1,217	22	0
PIMCO Real Return Fund	11,769	8,844	0	0	13	20,626	184	0
PIMCO RealEstateRealReturn Strategy Fund	1,825	68	0	0	36	1,929	69	0
PIMCO Short-Term Floating NAV Portfolio	9,633	22,809	(24,700)	1	0	7,743	8	0
PIMCO Short-Term Floating NAV Portfolio III	1,017	1	0	0	0	1,018	1	0
PIMCO Short-Term Fund	0	2,411	0	0	7	2,418	11	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	4,750	1,006	0	0	(283)	5,473	9	0
PIMCO StocksPLUS® Fund	10,269	1,676	(2,434)	167	548	10,226	21	0
PIMCO Total Return Fund	20,261	5,198	(5,230)	(202)	444	20,471	251	0
PIMCO TRENDS Managed Futures Strategy Fund	1,538	955	0	0	319	2,812	7	0
Totals	$92,424	$49,339	$(32,854)	$(42)	$863	$109,730	$1,368	$0

PIMCO RealRetirement® 2025 Fund
Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$6,057	$97	$(480)	$5	$(545)	$5,134	$98	$0
PIMCO Emerging Markets Bond Fund	3,735	1,054	0	0	25	4,814	124	0
PIMCO EqS Pathfinder Fund®	1,312	0	0	0	22	1,334	0	0
PIMCO EqS® Emerging Markets Fund	2,122	0	0	0	68	2,190	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	4,680	1,761	0	0	231	6,672	81	0
PIMCO Global Advantage® Strategy Bond Fund	2,911	39	0	0	(58)	2,892	39	0
PIMCO High Yield Fund	2,914	949	0	0	(103)	3,760	109	0

124	PIMCO ASSET ALLOCATION FUNDS

September 30, 2014 (Unaudited)

PIMCO RealRetirement® 2025 Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	$4,667	$2,033	$0	$0	$(93)	$6,607	$341	$0
PIMCO Mortgage Opportunities Fund	371	590	0	0	3	964	17	0
PIMCO Real Return Fund	8,226	1,405	0	0	95	9,726	92	0
PIMCO RealEstateRealReturn Strategy Fund	2,830	595	0	0	64	3,489	125	0
PIMCO Short-Term Floating NAV Portfolio	4,721	19,310	(14,900)	0	0	9,131	9	0
PIMCO Short-Term Floating NAV Portfolio III	1,010	2	0	0	0	1,012	1	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	3,950	657	0	0	(225)	4,382	7	0
PIMCO StocksPLUS® Fund	9,560	2,601	(2,969)	152	572	9,916	22	0
PIMCO Total Return Fund	10,849	1,931	0	0	105	12,885	147	0
PIMCO TRENDS Managed Futures Strategy Fund	1,387	866	0	0	289	2,542	6	0
Totals	$71,302	$33,890	$(18,349)	$157	$450	$87,450	$1,218	$0

PIMCO RealRetirement® 2030 Fund
Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$10,487	$184	$0	$0	$(1,037)	$9,634	$184	$0
PIMCO Emerging Markets Bond Fund	5,421	1,694	0	0	37	7,152	185	0
PIMCO EqS Pathfinder Fund®	2,841	0	0	0	49	2,890	0	0
PIMCO EqS® Emerging Markets Fund	3,117	0	0	0	100	3,217	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	4,919	1,733	0	0	238	6,890	83	0
PIMCO Global Advantage® Strategy Bond Fund	3,136	43	0	0	(63)	3,116	42	0
PIMCO High Yield Fund	4,119	1,539	0	0	(150)	5,508	159	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	9,834	1,984	0	0	(146)	11,672	603	0
PIMCO Long-Term U.S. Government Fund	1,999	30	0	0	119	2,148	30	0
PIMCO Mortgage Opportunities Fund	473	937	0	0	5	1,415	26	0
PIMCO Real Return Fund	7,034	1,319	0	0	86	8,439	80	0
PIMCO RealEstateRealReturn Strategy Fund	6,308	1,381	0	0	144	7,833	280	0
PIMCO Short-Term Floating NAV Portfolio	10,239	27,713	(26,200)	1	1	11,754	13	0
PIMCO Short-Term Floating NAV Portfolio III	1,714	2	0	0	0	1,716	3	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	6,656	842	0	0	(363)	7,135	11	0
PIMCO StocksPLUS® Fund	16,934	4,468	(7,068)	554	689	15,577	36	0
PIMCO Total Return Fund	9,675	1,650	0	0	96	11,421	131	0
PIMCO TRENDS Managed Futures Strategy Fund	2,382	1,389	0	0	484	4,255	10	0
Totals	$107,288	$46,908	$(33,268)	$555	$289	$121,772	$1,876	$0

PIMCO RealRetirement® 2035 Fund
Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$304	$0	$0	$0	$13	$317	$5	$0
PIMCO CommoditiesPLUS® Strategy Fund	6,939	396	0	0	(709)	6,626	127	0
PIMCO Emerging Markets Bond Fund	3,468	1,108	0	0	24	4,600	118	0
PIMCO EqS Pathfinder Fund®	2,134	0	0	0	36	2,170	0	0
PIMCO EqS® Emerging Markets Fund	1,981	194	0	0	54	2,229	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	2,090	665	0	0	99	2,854	34	0

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	125

Notes to Financial Statements (Cont.)

PIMCO RealRetirement® 2035 Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Global Advantage® Strategy Bond Fund	$870	$12	$0	$0	$(17)	$865	$12	$0
PIMCO High Yield Fund	2,482	1,182	0	0	(97)	3,567	103	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	6,819	2,738	0	0	(130)	9,427	488	0
PIMCO Long-Term U.S. Government Fund	1,759	26	0	0	105	1,890	26	0
PIMCO Mortgage Opportunities Fund	309	609	0	0	3	921	17	0
PIMCO Real Return Fund	3,163	485	0	0	37	3,685	35	0
PIMCO RealEstateRealReturn Strategy Fund	3,938	1,177	0	0	96	5,211	187	0
PIMCO Short-Term Floating NAV Portfolio	5,020	21,209	(18,500)	0	0	7,729	8	0
PIMCO Short-Term Floating NAV Portfolio III	3	0	0	0	0	3	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	6,186	1,205	0	0	(361)	7,030	11	0
PIMCO StocksPLUS® Fund	12,688	4,297	(3,907)	129	842	14,049	29	0
PIMCO Total Return Fund	3,759	1,731	0	0	36	5,526	59	0
PIMCO TRENDS Managed Futures Strategy Fund	1,678	1,013	0	0	346	3,037	7	0
Totals	$65,590	$38,047	$(22,407)	$129	$377	$81,736	$1,266	$0

PIMCO RealRetirement® 2040 Fund
Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$492	$0	$0	$0	$21	$513	$9	$0
PIMCO CommoditiesPLUS® Strategy Fund	10,853	1,015	0	0	(1,143)	10,725	205	0
PIMCO Emerging Markets Bond Fund	3,785	1,527	0	0	27	5,339	138	0
PIMCO EqS Pathfinder Fund®	2,906	0	0	0	50	2,956	0	0
PIMCO EqS® Emerging Markets Fund	2,673	0	0	0	85	2,758	0	0
PIMCO High Yield Fund	2,762	789	0	0	(94)	3,457	99	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	9,684	2,113	0	0	(147)	11,650	603	0
PIMCO Long-Term U.S. Government Fund	2,800	164	0	0	175	3,139	44	0
PIMCO Mortgage Opportunities Fund	363	844	0	0	4	1,211	22	0
PIMCO RealEstateRealReturn Strategy Fund	7,624	1,004	0	0	162	8,790	315	0
PIMCO Short-Term Floating NAV Portfolio	10,546	23,312	(23,900)	0	1	9,959	11	0
PIMCO Short-Term Floating NAV Portfolio III	3	0	0	0	0	3	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	10,394	1,058	0	0	(551)	10,901	17	0
PIMCO StocksPLUS® Fund	20,761	3,249	(6,672)	632	786	18,756	41	0
PIMCO Total Return Fund	3,479	628	0	0	35	4,142	48	0
PIMCO TRENDS Managed Futures Strategy Fund	2,623	1,244	0	0	496	4,363	10	0
Totals	$91,748	$36,947	$(30,572)	$632	$(93)	$98,662	$1,562	$0

PIMCO RealRetirement® 2045 Fund
Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$197	$0	$0	$0	$8	$205	$4	$0
PIMCO CommoditiesPLUS® Strategy Fund	5,257	1,078	0	0	(628)	5,707	104	0
PIMCO Emerging Markets Bond Fund	971	488	0	0	7	1,466	38	0
PIMCO EqS Pathfinder Fund®	1,301	910	0	0	(25)	2,186	0	0
PIMCO EqS® Emerging Markets Fund	1,580	120	0	0	52	1,752	0	0

126	PIMCO ASSET ALLOCATION FUNDS

September 30, 2014 (Unaudited)

PIMCO RealRetirement® 2045 Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO High Yield Fund	$343	$236	$0	$0	$(15)	$564	$16	$0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,568	1,848	0	0	(94)	7,322	378	0
PIMCO Long-Term U.S. Government Fund	1,269	323	0	0	92	1,684	23	0
PIMCO Mortgage Opportunities Fund	186	409	0	0	2	597	11	0
PIMCO RealEstateRealReturn Strategy Fund	3,491	931	0	0	52	4,474	156	0
PIMCO Short-Term Floating NAV Portfolio	3,512	6,707	(5,300)	0	0	4,919	6	0
PIMCO Short-Term Floating NAV Portfolio III	6	400	0	0	0	406	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	4,763	1,264	0	0	(297)	5,730	9	0
PIMCO StocksPLUS® Fund	9,942	3,108	(3,253)	109	619	10,525	21	0
PIMCO Total Return Fund	1,368	556	0	0	13	1,937	21	0
PIMCO TRENDS Managed Futures Strategy Fund	1,316	706	0	0	261	2,283	5	0
Totals	$41,070	$19,084	$(8,553)	$109	$47	$51,757	$792	$0

PIMCO RealRetirement® 2050 Fund
Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$287	$0	$0	$0	$12	$299	$5	$0
PIMCO CommoditiesPLUS® Strategy Fund	8,556	150	0	0	(846)	7,860	150	0
PIMCO Emerging Markets Bond Fund	1,557	453	0	0	10	2,020	52	0
PIMCO EqS Pathfinder Fund®	1,926	899	0	0	(14)	2,811	0	0
PIMCO EqS® Emerging Markets Fund	1,817	340	0	0	62	2,219	0	0
PIMCO High Yield Fund	605	183	0	0	(21)	767	22	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	8,346	1,740	0	0	(125)	9,961	515	0
PIMCO Long-Term U.S. Government Fund	2,098	31	0	0	125	2,254	31	0
PIMCO Mortgage Opportunities Fund	222	601	0	0	3	826	15	0
PIMCO RealEstateRealReturn Strategy Fund	5,124	193	0	0	100	5,417	194	0
PIMCO Short-Term Floating NAV Portfolio	4,318	22,509	(18,100)	0	0	8,727	9	0
PIMCO Short-Term Floating NAV Portfolio III	6	0	0	0	0	6	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	7,168	1,146	0	0	(393)	7,921	13	0
PIMCO StocksPLUS® Fund	16,114	3,601	(4,954)	214	917	15,892	33	0
PIMCO Total Return Fund	1,223	15	0	0	10	1,248	14	0
PIMCO TRENDS Managed Futures Strategy Fund	2,171	1,017	0	0	409	3,597	9	0
Totals	$61,538	$32,878	$(23,054)	$214	$249	$71,825	$1,062	$0

PIMCO RealRetirement® Income and Distribution Fund
Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$2,269	$32	$(540)	$1	$(165)	$1,597	$32	$0
PIMCO Emerging Markets Bond Fund	4,715	187	0	0	28	4,930	127	0
PIMCO EqS Pathfinder Fund®	890	0	0	0	16	906	0	0
PIMCO EqS® Emerging Markets Fund	240	0	0	0	8	248	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3,873	311	(197)	2	144	4,133	51	0
PIMCO Global Advantage® Strategy Bond Fund	2,501	34	0	0	(50)	2,485	34	0

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	127

Notes to Financial Statements (Cont.)

PIMCO RealRetirement® Income and Distribution Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO High Yield Fund	$4,042	$580	$0	$0	$(123)	$4,499	$130	$0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	2,332	126	0	0	(27)	2,431	126	0
PIMCO Mortgage Opportunities Fund	273	389	0	0	2	664	12	0
PIMCO Real Return Fund	8,681	2,696	0	0	53	11,430	105	0
PIMCO RealEstateRealReturn Strategy Fund	1,108	35	(197)	(23)	61	984	35	0
PIMCO Short-Term Floating NAV Portfolio	3,227	14,505	(14,500)	0	0	3,232	4	0
PIMCO Short-Term Floating NAV Portfolio III	1	0	0	0	0	1	0	0
PIMCO Short-Term Fund	1,284	6	0	0	4	1,294	6	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	1,581	3	0	0	(74)	1,510	2	0
PIMCO StocksPLUS® Fund	5,835	468	(1,627)	197	186	5,059	11	0
PIMCO Total Return Fund	14,404	1,400	(1,804)	(81)	224	14,143	169	0
PIMCO TRENDS Managed Futures Strategy Fund	603	361	0	0	123	1,087	3	0
Totals	$57,859	$21,133	$(18,865)	$96	$410	$60,633	$847	$0

PIMCO Global Multi-Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$17,484	$0	$(17,488)	$51	$(47)	$0	$186	$0
PIMCO Diversified Income Exchange-Traded Fund	20,195	0	(5,095)	81	(231)	14,950	288	0
PIMCO Emerging Local Bond Fund	68,270	0	(68,604)	(2,934)	3,268	0	157	0
PIMCO Emerging Markets Corporate Bond Fund	34,248	597	(9,500)	528	(139)	25,734	597	0
PIMCO EqS Pathfinder Fund®	0	36,700	0	0	(853)	35,847	0	0
PIMCO EqS® Dividend Fund	117,684	1,264	(108,200)	19,603	(17,667)	12,684	1,274	0
PIMCO EqS® Emerging Markets Fund	125,595	0	(104,800)	5,014	(2,295)	23,514	0	0
PIMCO EqS® Long/Short Fund	25,405	0	(12,400)	(727)	(48)	12,230	0	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	19,483	0	(5,031)	233	(330)	14,355	375	0
PIMCO Income Fund	255,146	5,304	(82,000)	1,445	1,630	181,525	5,343	0
PIMCO Investment Grade Corporate Bond Fund	40,159	564	(41,491)	(1,800)	2,568	0	638	0
PIMCO Mortgage Opportunities Fund	25,463	21,756	(8,000)	26	151	39,396	759	0
PIMCO Short-Term Floating NAV Portfolio	61	0	(50)	0	0	11	0	0
PIMCO Short-Term Floating NAV Portfolio III	7,008	243,610	(239,400)	1	(1)	11,218	11	0
PIMCO StocksPLUS® Fund	181,538	199	(82,000)	3,998	3,480	107,215	198	0
PIMCO Total Return Fund	24,297	235	(6,000)	275	(77)	18,730	234	0
PIMCO TRENDS Managed Futures Strategy Fund	86,001	177	(23,000)	573	8,339	72,090	177	0
PIMCO Unconstrained Bond Fund	98,123	564	(48,000)	649	189	51,525	565	0
Totals	$1,146,160	$310,970	$(861,059)	$27,016	$(2,063)	$621,024	$10,802	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund.

The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

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September 30, 2014 (Unaudited)

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the

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Notes to Financial Statements (Cont.)

change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  Certain Funds may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer amount of the difference between the current market value of the underlying

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futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  Certain Funds may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

Options on Securities  Certain Funds may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Funds  Certain Funds may write or purchase options on exchange-traded funds (“ETF Option”). An ETF Option uses a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a

Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

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Notes to Financial Statements (Cont.)

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Commodity Forward Swap Agreements  Certain Funds may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure to the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

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Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury issues as of period end are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements to gain or mitigate exposure to the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

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Notes to Financial Statements (Cont.)

7. PRINCIPAL RISKS

In the normal course of business the Funds (or Acquired Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Investments in Mutual Funds  To the extent that the Certain Funds invests substantially all of its assets in Acquired Funds, the risks associated with investing in these Funds will be closely related to the risks associated with the securities and other investments held by the Acquired Funds. The ability of the Funds to achieve their respective investment objectives may depend upon the ability of the Acquired Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Acquired Fund will be achieved. The net asset value of each Fund will fluctuate in response to changes in the respective net asset values of the Acquired Funds in which it invests. The extent to which the investment performance and risks associated with the Funds correlate to those of a particular Acquired Fund will depend upon the extent to which the assets of the Funds are allocated from time to time for investment in the Acquired Funds, which will vary.

Investing in Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The investment performance depends upon how its assets are allocated and reallocated according to each Fund’s asset allocation targets and ranges. A principal risk of investing in each Fund is that the Funds’ asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Acquired Funds that will provide consistent, quality performance for the Funds, but there is no guarantee that such allocation techniques will produce the desired results.

In the normal course of business the Acquired Funds trade financial instruments, and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  A Fund’s (or Acquired Fund’s) investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund (or Acquired Fund) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and certain Funds may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause certain Funds to lose value. If a Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

The Funds (or Acquired Funds) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Fund’s performance and/or ability to achieve its investment objective.

If a Fund (or Acquired Fund) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund (or Acquired Fund), or, in the

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case of hedging positions, that the Fund’s (or Acquired Fund’s) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s (or Acquired Fund’s) investments in foreign currency denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s (or Acquired Fund’s) investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund (or Acquired Fund) will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund (or Acquired Fund) minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund (or Acquired Fund) could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund (or Acquired Fund) may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund (or Acquired Fund) has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the Adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to a Fund (or Acquired Fund) exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund (or Acquired Fund) in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund (or Acquired Fund). A Fund (or Acquired Fund) may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund (or Acquired Fund) subsequently decreases, the Fund (or Acquired Fund) would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	135

Notes to Financial Statements (Cont.)

typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statements of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund II, Ltd. (the “GMA Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Global Multi-Asset Fund (the “GMA Fund”) in order to effect certain investments for the GMA Fund consistent with the GMA Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The GMA Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the GMA Fund and the GMA Subsidiary. The consolidated financial statements include the accounts of the GMA Fund and the GMA Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the

136	PIMCO ASSET ALLOCATION FUNDS

September 30, 2014 (Unaudited)

GMA Fund and the GMA Subsidiary, comprising the entire issued share capital of the GMA Subsidiary, with the intent that the GMA Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the GMA Subsidiary to the GMA Fund (amounts in thousands).

Date of Incorporation	11/21/2008
Subscription Agreement	12/10/2008
Fund Net Assets	$1,150,998
Subsidiary % of Fund Net Assets	7.4%
Subsidiary Financial Statement Information
Total assets	$89,111
Total liabilities	3,839
Net assets	85,272
Total income	$32
Net investment income (loss)	(197)
Net realized gain (loss)	10,600
Net change in unrealized appreciation (depreciation)	(7,698)
Increase (decrease) in net assets resulting from operations	$2,705

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). As the PIMCO RealRetirement® Funds approach their target dates and their portfolios become more conservative, the PIMCO RealRetirement® Funds’ investment advisory contract provides that certain PIMCO RealRetirement® Funds’ Investment Advisory Fee will periodically decrease over time according to set intervals. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
PIMCO RealRetirement® 2015 Fund(1)	0.53%	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2020 Fund(1)	0.55%	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2025 Fund(1)	0.58%	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2030 Fund(1)	0.60%	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2035 Fund(1)	0.60%	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2040 Fund(1)	0.62%	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2045 Fund(1)	0.62%	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2050 Fund(1)	0.62%	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® Income and Distribution Fund(1)	0.50%	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO Global Multi-Asset Fund(1)(2)	0.90%	0.05%	0.15%	0.05%	0.40%	0.40%

(1)

PIMCO has contractually agreed, through July 31, 2015, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds (as defined herein) indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds to the extent the Fund’s Investment Advisory and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

(2)

PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	137

Notes to Financial Statements (Cont.)

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
All Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2014, the Distributor received $4,229,322 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO RealRetirement® 2015, PIMCO RealRetirement® 2025, PIMCO RealRetirement® 2035 and PIMCO RealRetirement® 2045 Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of each Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2014, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO RealRetirement® 2015 Fund	$12
PIMCO RealRetirement® 2025 Fund	9
PIMCO RealRetirement® 2035 Fund	10
PIMCO RealRetirement® 2045 Fund	48

138	PIMCO ASSET ALLOCATION FUNDS

September 30, 2014 (Unaudited)

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the Funds are based upon an allocation of a Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of a Fund’s assets.

PIMCO has contractually agreed, through July 31, 2015, to waive first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the RealRetirement® Funds in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the RealRetirement® Funds in connection with the RealRetirement® Funds’ investments in Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

The waivers are reflected on the Statements of Operations/Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended September 30, 2014, the Funds below waived the following fees (amounts in thousands):

Fund Name	Waived Fees
PIMCO RealRetirement® 2015 Fund	$155
PIMCO RealRetirement® 2020 Fund	303
PIMCO RealRetirement® 2025 Fund	250
PIMCO RealRetirement® 2030 Fund	374
PIMCO RealRetirement® 2035 Fund	254
PIMCO RealRetirement® 2040 Fund	326
PIMCO RealRetirement® 2045 Fund	165
PIMCO RealRetirement® 2050 Fund	229
PIMCO RealRetirement® Income and Distribution Fund	168
PIMCO Global Multi-Asset Fund	2,802

The GMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMA Subsidiary’s portfolio pursuant to which the GMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the GMA Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2014, the amount was $229,017.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2014, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Global Multi-Asset Fund	$0	$29,460

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	139

Notes to Financial Statements (Cont.)

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2014, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO RealRetirement® 2015 Fund	$0	$0	$10,247	$4,032
PIMCO RealRetirement® 2020 Fund	0	0	30,724	9,819
PIMCO RealRetirement® 2025 Fund	0	0	19,790	5,730
PIMCO RealRetirement® 2030 Fund	0	0	29,903	11,181
PIMCO RealRetirement® 2035 Fund	0	0	25,471	7,060
PIMCO RealRetirement® 2040 Fund	0	0	23,509	11,177
PIMCO RealRetirement® 2045 Fund	0	0	18,475	5,186
PIMCO RealRetirement® 2050 Fund	0	0	18,636	8,068
PIMCO RealRetirement® Income and Distribution Fund	0	0	8,051	5,015
PIMCO Global Multi-Asset Fund	3,099,781	2,784,274	504,236	956,245

140	PIMCO ASSET ALLOCATION FUNDS

September 30, 2014 (Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO RealRetirement® 2015 Fund (1)				PIMCO RealRetirement® 2020 Fund (2)
	Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	352	$3,689	857	$8,668	993	$8,462	2,011	$16,638
Class P	0	5	6	65	4	45	64	525
Administrative Class	945	9,671	1,143	11,558	2,474	21,163	3,609	30,775
Class D	5	52	37	381	33	286	106	887
Class A	68	685	156	1,602	119	1,005	485	4,014
Class C	3	17	61	623	92	789	340	2,816
Class R	5	53	12	116	57	491	224	1,854
Issued as reinvestment of distributions
Institutional Class	20	204	50	503	49	418	118	966
Class P	0	3	1	6	1	8	2	20
Administrative Class	29	305	68	681	64	554	139	1,164
Class D	1	8	2	25	3	25	10	79
Class A	2	25	7	75	7	61	24	194
Class C	0	4	1	13	2	18	6	53
Class R	0	1	0	3	1	12	4	37
Cost of shares redeemed
Institutional Class	(288)	(2,996)	(631)	(6,369)	(427)	(3,635)	(1,491)	(12,354)
Class P	0	0	(3)	(30)	(2)	(19)	(5)	(39)
Administrative Class	(512)	(5,347)	(874)	(8,849)	(973)	(8,452)	(2,959)	(25,004)
Class D	(3)	(28)	(71)	(739)	(68)	(585)	(146)	(1,205)
Class A	(142)	(1,486)	(108)	(1,115)	(301)	(2,570)	(408)	(3,388)
Class C	(11)	(110)	(28)	(282)	(58)	(501)	(175)	(1,447)
Class R	(4)	(46)	(13)	(131)	(133)	(1,133)	(22)	(180)
Net increase (decrease) resulting from Fund share transactions	470	$4,709	673	$6,804	1,937	$16,442	1,936	$16,405

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	141

Notes to Financial Statements (Cont.)

	PIMCO RealRetirement® 2025 Fund (3)				PIMCO RealRetirement® 2030 Fund (4)
	Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	632	$6,638	1,196	$12,050	1,047	$8,714	2,947	$23,340
Class P	7	70	28	292	16	132	61	483
Administrative Class	1,980	20,350	1,455	14,686	3,357	27,314	2,779	22,155
Class D	12	118	142	1,442	31	257	101	813
Class A	68	721	155	1,561	128	1,057	426	3,376
Class C	17	173	50	500	63	521	281	2,216
Class R	63	654	111	1,129	69	578	297	2,333
Issued as reinvestment of distributions
Institutional Class	33	347	79	790	65	538	152	1,201
Class P	1	14	3	32	2	17	4	32
Administrative Class	55	575	119	1,193	108	901	226	1,783
Class D	2	22	6	60	4	30	12	91
Class A	2	25	9	87	9	71	31	241
Class C	0	5	1	13	2	17	6	49
Class R	1	13	3	30	2	17	6	49
Cost of shares redeemed
Institutional Class	(395)	(4,151)	(696)	(7,017)	(696)	(5,778)	(1,627)	(12,977)
Class P	(2)	(24)	(3)	(33)	(5)	(38)	(4)	(30)
Administrative Class	(733)	(7,634)	(1,219)	(12,269)	(1,382)	(11,387)	(1,615)	(12,774)
Class D	(37)	(380)	(67)	(670)	(58)	(475)	(122)	(959)
Class A	(174)	(1,835)	(59)	(593)	(494)	(4,118)	(300)	(2,367)
Class C	(10)	(106)	(7)	(67)	(24)	(200)	(171)	(1,358)
Class R	(18)	(190)	(19)	(188)	(126)	(1,056)	(74)	(588)
Net increase (decrease) resulting from Fund share transactions	1,504	$15,405	1,287	$13,028	2,118	$17,112	3,416	$27,109

142	PIMCO ASSET ALLOCATION FUNDS

September 30, 2014 (Unaudited)

PIMCO RealRetirement® 2035 Fund (5)				PIMCO RealRetirement® 2040 Fund				PIMCO RealRetirement® 2045 Fund (6)
Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

678	$7,183	1,244	$12,612	1,120	$9,166	2,947	$23,004	828	$9,211	1,317	$14,088
21	220	68	694	59	486	105	818	41	459	64	681
2,265	23,507	1,152	11,651	2,212	17,855	2,166	16,987	981	10,747	474	5,017
42	447	88	894	16	133	99	772	16	178	45	488
55	578	190	1,923	104	846	468	3,606	19	205	56	595
2	31	23	232	28	216	125	964	1	13	7	73
42	445	58	588	63	520	292	2,239	15	174	44	456

39	418	105	1,049	75	619	194	1,517	42	470	109	1,152
2	17	4	43	3	29	8	63	1	14	2	17
58	620	121	1,212	76	624	186	1,454	17	196	26	279
1	14	3	34	3	23	10	78	1	7	2	16
2	18	8	80	8	63	24	187	1	7	2	27
0	2	1	6	1	10	4	32	0	1	0	4
1	10	2	20	3	25	9	71	1	6	1	16

(393)	(4,177)	(756)	(7,689)	(990)	(8,129)	(1,370)	(10,749)	(420)	(4,705)	(662)	(7,012)
(18)	(188)	(33)	(333)	(22)	(181)	(32)	(252)	(11)	(122)	(6)	(59)
(640)	(6,683)	(688)	(6,896)	(1,090)	(8,906)	(1,189)	(9,226)	(158)	(1,746)	(162)	(1,730)
(41)	(440)	(42)	(428)	(15)	(119)	(147)	(1,134)	(2)	(23)	(22)	(233)
(163)	(1,735)	(115)	(1,178)	(250)	(2,056)	(201)	(1,560)	(49)	(551)	(10)	(103)
(2)	(26)	(5)	(50)	(21)	(167)	(26)	(204)	(2)	(23)	(3)	(37)
(16)	(168)	(8)	(84)	(98)	(812)	(76)	(603)	(7)	(77)	(11)	(116)
1,935	$20,093	1,420	$14,380	1,285	$10,245	3,596	$28,064	1,315	$14,441	1,273	$13,619

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	143

Notes to Financial Statements (Cont.)

	PIMCO RealRetirement® 2050 Fund				PIMCO RealRetirement® Income and Distribution Fund
	Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,162	$9,864	3,265	$26,587	462	$4,133	1,231	$10,694
Class P	34	287	49	401	8	72	46	405
Administrative Class	1,612	13,498	1,485	12,003	861	7,549	1,330	11,586
Class D	24	210	59	477	62	554	160	1,409
Class A	81	685	178	1,438	64	565	389	3,378
Class C	8	63	38	305	20	177	173	1,486
Class R	25	212	62	500	5	37	13	119
Issued as reinvestment of distributions
Institutional Class	61	526	176	1,414	32	287	58	501
Class P	1	8	2	12	1	5	1	6
Administrative Class	43	367	101	811	48	422	84	718
Class D	2	15	13	101	3	29	6	52
Class A	3	22	8	65	9	81	24	209
Class C	0	4	2	18	2	22	4	38
Class R	1	7	3	22	0	2	1	5
Cost of shares redeemed
Institutional Class	(729)	(6,225)	(1,658)	(13,439)	(348)	(3,102)	(985)	(8,550)
Class P	(7)	(56)	(5)	(37)	0	(2)	(39)	(331)
Administrative Class	(450)	(3,815)	(489)	(3,948)	(526)	(4,688)	(1,284)	(11,097)
Class D	(126)	(1,086)	(301)	(2,427)	(15)	(134)	(329)	(2,851)
Class A	(69)	(590)	(53)	(422)	(358)	(3,197)	(444)	(3,838)
Class C	(8)	(66)	(15)	(124)	(33)	(292)	(180)	(1,566)
Class R	(16)	(140)	(62)	(497)	(6)	(51)	(31)	(269)
Net increase (decrease) resulting from Fund share transactions	1,652	$13,790	2,858	$23,260	291	$2,469	228	$2,104

144	PIMCO ASSET ALLOCATION FUNDS

September 30, 2014 (Unaudited)

PIMCO Global Multi-Asset Fund
Six Months Ended 09/30/2014		Year Ended 03/31/2014
Shares	Amount	Shares	Amount

1,539	$16,819	29,596	$320,611
2,204	24,279	7,524	81,815
1	10	88	936
300	3,313	1,224	13,293
370	4,043	4,443	48,388
264	2,846	2,674	28,851
35	375	307	3,282

274	3,033	1,411	14,660
38	419	263	2,732
0	0	3	26
11	122	90	939
50	550	353	3,681
0	0	115	1,184
2	21	10	101

(30,779)	(327,852)	(142,872)	(1,493,050)
(4,551)	(49,142)	(64,890)	(682,393)
(7)	(78)	(358)	(3,656)
(2,010)	(21,807)	(12,434)	(130,827)
(9,836)	(106,545)	(55,948)	(589,341)
(7,159)	(76,268)	(43,490)	(453,471)
(315)	(3,390)	(809)	(8,432)
(49,569)	$(529,252)	(272,700)	$(2,840,671)

(1)	As of September 30, 2014, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 13% of the Fund.
(2)	As of September 30, 2014, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 12% of the Fund.
(3)	As of September 30, 2014, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 15% of the Fund.
(4)	As of September 30, 2014, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 14% of the Fund.
(5)	As of September 30, 2014, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 17% of the Fund.
(6)	As of September 30, 2014, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 12% of the Fund.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2014, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2011-2013, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	145

Notes to Financial Statements (Cont.)

September 30, 2014 (Unaudited)

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in the Subsidiaries of the Underlying PIMCO Funds may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, an Underlying PIMCO Fund Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Underlying PIMCO Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Underlying PIMCO Fund as income for Federal income tax purposes.

As of March 31, 2014, the Funds had accumulated capital losses expiring in the following years (amounts in thousands).

The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	03/31/2014	03/31/2015	03/31/2016	03/31/2017	03/31/2018	03/31/2019
PIMCO RealRetirement® 2015 Fund	$0	$0	$0	$0	$0	$0
PIMCO RealRetirement® 2020 Fund	0	0	0	0	0	0
PIMCO RealRetirement® 2025 Fund	0	0	0	0	0	0
PIMCO RealRetirement® 2030 Fund	0	0	0	0	0	0
PIMCO RealRetirement® 2035 Fund	0	0	0	0	0	0
PIMCO RealRetirement® 2040 Fund	0	0	0	0	0	0
PIMCO RealRetirement® 2045 Fund	0	0	0	0	0	0
PIMCO RealRetirement® 2050 Fund	0	0	0	0	82	0
PIMCO RealRetirement® Income and Distribution Fund	0	0	0	0	0	0
PIMCO Global Multi-Asset Fund	0	0	0	0	0	0

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2014, the Funds had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO RealRetirement® 2015 Fund	$0	$0
PIMCO RealRetirement® 2020 Fund	0	0
PIMCO RealRetirement® 2025 Fund	0	0
PIMCO RealRetirement® 2030 Fund	0	0
PIMCO RealRetirement® 2035 Fund	0	0
PIMCO RealRetirement® 2040 Fund	797	0
PIMCO RealRetirement® 2045 Fund	283	0
PIMCO RealRetirement® 2050 Fund	422	0
PIMCO RealRetirement® Income and Distribution Fund	0	0
PIMCO Global Multi-Asset Fund	170,369	39,015

146	PIMCO ASSET ALLOCATION FUNDS

September 30, 2014 (Unaudited)

As of September 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO RealRetirement® 2015 Fund	$60,644	$1,993	$(1,283)	$710
PIMCO RealRetirement® 2020 Fund	119,117	3,990	(1,818)	2,172
PIMCO RealRetirement® 2025 Fund	95,922	4,023	(2,011)	2,012
PIMCO RealRetirement® 2030 Fund	134,655	6,917	(2,404)	4,513
PIMCO RealRetirement® 2035 Fund	92,017	5,374	(1,606)	3,768
PIMCO RealRetirement® 2040 Fund	111,710	7,643	(1,727)	5,916
PIMCO RealRetirement® 2045 Fund	60,826	3,493	(840)	2,653
PIMCO RealRetirement® 2050 Fund	84,661	4,606	(997)	3,609
PIMCO RealRetirement® Income and Distribution Fund	65,940	1,907	(1,279)	628
PIMCO Global Multi-Asset Fund	1,497,571	25,585	(20,187)	5,398

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

16. SUBSEQUENT EVENTS

In May 2014, the Board approved a proposal to reorganize the PIMCO RealRetirement® 2015 Fund (the “2015 Fund”) into the PIMCO RealRetirement® Income and Distribution Fund (the “Income and Distribution Fund”). The Reorganization does not require shareholder approval. Under the Reorganization: (1) the assets of the 2015 Fund will be transferred to the Income and Distribution Fund in exchange solely for shares of the Income and Distribution Fund and the assumption of the 2015 Fund’s liabilities; and (2) the shares of the Income and Distribution Fund received by the 2015 Fund will be distributed by the 2015 Fund to its shareholders in complete liquidation of the 2015 Fund and in cancellation of all of the 2015 Fund’s shares. It is anticipated that the reorganization will occur in early 2015.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	147

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	NOM	Nomura Securities International Inc.
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LIFFE	London International Financial Futures Exchange	OTC	Over the Counter

Index Abbreviations:
BCOMGC	Bloomberg Gold Sub-Index	EAFE	Europe, Australasia, and Far East Stock Index	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CDX.IG	Credit Derivatives Index - Investment Grade	KOSPI	Korea Composite Stock Price Index	TOPIX	Tokyo Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
ADR	American Depositary Receipt	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	WTI	West Texas Intermediate
BBSW	Bank Bill Swap Reference Rate	MSCI	Morgan Stanley Capital International	YOY	Year-Over-Year
CDI	Brazil Interbank Deposit Rate	oz.	Ounce
CLO	Collateralized Loan Obligation	REIT	Real Estate Investment Trust

148	PIMCO ASSET ALLOCATION FUNDS

Approval of Investment Advisory Contract

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 11-12, 2014, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2015. The Board also considered and approved for an additional one-year term through August 31, 2015, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“Research Affiliates”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2015; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates, on behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2015.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and Research Affiliates. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and Research Affiliates, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and Research Affiliates in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees, without management present, at the August 11-12, 2014 meeting. The independent Trustees also conducted a telephonic meeting with counsel to the Trust and the independent Trustees on August 5, 2014 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	149

Approval of Investment Advisory Contract (Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO Low Volatility RAFI®-PLUS suite, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses counterparties that meet its stringent and monitored criteria. The Trustees also considered that PIMCO’s collateral management team utilizes the counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2013, including, but not limited to, constructing and moving into a new global headquarters in Newport Beach in May 2014; investing significant resources into developing its global portfolio management expertise; expanding PIMCO’s technology team and investing in technology, with a focus on projects that increase capacity and investment management stability; engaging in detailed preparation efforts for the potential consequences of an unanticipated financial crisis or global liquidity vacuum; focusing on global business continuity program management; investing in additional personnel with fund operations expertise, including additional accounting, financial reporting, pricing and tax resources; and continuing to develop the PIMCO Accounting Yield Application (or PAY), which provides yield and income reporting, and the rollout of the Pricing Portal, which is a web-based workflow application that will automate the daily pricing review process, improve communications among stakeholders and enhance the ability to identify pricing variance and provide feedback to pricing vendors.

Similarly, the Board considered the asset-allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund. The Board considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs; its oversight of matters that may involve conflicts of interest with the Trust; its efforts

150	PIMCO ASSET ALLOCATION FUNDS

(Unaudited)

to keep the Trustees informed about matters relevant to the Trust and its shareholders. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under both Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services under that Agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Agreements continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2014 and other performance data, as available, for the period ended June 30, 2014 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2014 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 11-12, 2014 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods ended May 31, 2014. The Board noted that, as of May 31, 2014, the Institutional Class of 61%, 67% and 80% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least five years of performance history, 93% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2014. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the supervisory and administrative fees for the PIMCO Emerging Markets Bond Fund effective October 1, 2014, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	151

Approval of Investment Advisory Contract (Cont.)

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reductions in supervisory and administrative fees for PIMCO Emerging Markets Bond Fund effective October 1, 2014. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over time and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO standard separate account fee rates in 47 out of 60 comparisons. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds for various other reasons, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities per contract and diverse servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations than when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund fees, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have

152	PIMCO ASSET ALLOCATION FUNDS

(Unaudited)

few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the previous year while 2014 net income is expected to decline due to the fee impact of outflows. Additionally, the Board noted that profit margins were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception, fee reductions or waivers, and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been reduced for some Funds over time (including the proposed reductions for certain classes of PIMCO Emerging Markets Bond Fund to be effective October 1, 2014), had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified supervision and administrative fee.

The Trustees also considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted that the benefits of the unified fee were apparent during the 2008 financial crisis, as the total expense ratios of certain funds in other fund complexes that do not have a unified fee increased due to decreases in fund assets; moreover, these benefits may reemerge in the event a particular Fund’s assets decline in the future. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, including, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those described above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	153

Approval of Investment Advisory Contract (Cont.)

(Unaudited)

economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

154	PIMCO ASSET ALLOCATION FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4001SAR_093014

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2014

Bond Funds

PIMCO Extended Duration Fund

PIMCO GNMA Fund

PIMCO Investment Grade Corporate Bond Fund

PIMCO Long Duration Total Return Fund

PIMCO Long-Term U.S. Government Fund

PIMCO Moderate Duration Fund

PIMCO Mortgage-Backed Securities Fund

PIMCO Mortgage Opportunities Fund

PIMCO Total Return Fund II

PIMCO Total Return Fund III

PIMCO Total Return Fund IV

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		17
Benchmark Descriptions		19
Financial Highlights		20
Statements of Assets and Liabilities		32
Statements of Operations		36
Statements of Changes in Net Assets		38
Notes to Financial Statements		149
Glossary		172
Approval of Investment Advisory Contract		173
Fund	Fund Summary	Schedule of Investments

PIMCO Extended Duration Fund	6	41
PIMCO GNMA Fund	7	46
PIMCO Investment Grade Corporate Bond Fund	8	53
PIMCO Long Duration Total Return Fund	9	72
PIMCO Long-Term U.S. Government Fund	10	85
PIMCO Moderate Duration Fund	11	91
PIMCO Mortgage-Backed Securities Fund	12	102
PIMCO Mortgage Opportunities Fund	13	108
PIMCO Total Return Fund II	14	118
PIMCO Total Return Fund III	15	126
PIMCO Total Return Fund IV	16	139

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report covering the six-month reporting period ended September 30, 2014, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

As previously announced on September 26, 2014, William “Bill” Gross, PIMCO’s Chief Investment Officer and co-founder, resigned from the firm. PIMCO subsequently elected Daniel Ivascyn to serve as Group Chief Investment Officer (“Group CIO”). In addition, PIMCO appointed Andrew Balls, CIO Global Fixed Income; Mark Kiesel, CIO Global Credit; Virginie Maisonneuve, CIO Global Equities; Scott Mather, CIO U.S. Core Strategies; and Mihir Worah, CIO Real Return and Asset Allocation. Outside of the reporting period on November 3, 2014, PIMCO announced that Marc Seidner will return to the firm effective November 12 in a new role as CIO Non-traditional Strategies and Head of Portfolio Management in the New York office. Under this leadership structure, Andrew and Mihir have additional managerial responsibility for PIMCO’s Portfolio Management group and trade floor activities globally. Andrew will oversee Portfolio Management in Europe and Asia-Pacific, and Mihir will oversee Portfolio Management in the U.S. Douglas Hodge, PIMCO’s Chief Executive Officer, and Jay Jacobs, President, will continue to serve as the firm’s senior executive leadership team, spearheading PIMCO’s business strategy, client service and the firm’s operations.

These appointments are a further evolution of the structure that PIMCO established earlier in 2014, reflecting our belief that the best approach for PIMCO’s clients and our firm is an investment leadership team of seasoned, highly skilled investors overseeing all areas of PIMCO’s investment activities.

During his 43 years at PIMCO, Mr. Gross made great contributions to building the firm and delivering value to PIMCO’s clients. Over this period PIMCO developed into a global asset manager, expanding beyond core fixed income, now encompassing nearly 2,500 employees across 13 offices, including over 250 portfolio managers. Mr. Gross was also responsible for starting PIMCO’s robust investment process, with a focus on long-term macroeconomic views and bottom-up security selection—a process that is well institutionalized and will continue into PIMCO’s future.

Financial market highlights of our six-month reporting period include:

■

Investors generally reacted positively to better clarity regarding central bank policy despite a period marked by ongoing geopolitical risks, namely tension between Ukraine and Russia, and the growing unrest in the Middle East. Investors reacted to these geopolitical events by either embracing risk assets (at times when concerns ebbed) or resorting to the perceived safety of high quality fixed income assets (at times of heightened concern). Geopolitical uncertainty continues to test the global economy and markets, impacting growth in Europe and contributing to increasing investor concern.

■

The U.S. economy showed signs of improvement on steady employment growth and renewed business investment activity. At its September 2014 meeting, the Federal Reserve (“Fed”) reiterated its intent to keep the Federal Funds Rate near zero for a considerable time even after the completion of its quantitative easing program by the end of October 2014. The Fed noted that future increases in the Federal Funds Rate would be dependent on signs of continuing economic improvement in the U.S., including a decline in the unemployment rate. Outside of the reporting period on October 29, 2014 the Fed announced the conclusion of its asset purchase program. The yield on the benchmark ten-year U.S. Treasury note was 2.49% at the end of the reporting period, compared with 2.72% on March 31, 2014. U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 1.70%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.21% for the reporting period.

■

In Europe, slower economic growth and fears of deflation prompted a series of unprecedented actions by the European Central Bank (“ECB”). Mario Draghi, ECB President, lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a liquidity channel to help encourage bank lending, and announced plans for an asset purchase program.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.69%, as represented by the Barclays U.S. TIPS Index. Longer-dated U.S. real yields decreased slightly during the reporting period, while shorter-maturity yields increased. Inflation expectations declined marginally as headline inflation decelerated from the 2% level seen

2	PIMCO BOND FUNDS

earlier in 2014 as food, energy, and transportation prices fell. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 11.76%.

■

Agency mortgage-backed securities (“MBS”) generally posted positive returns, but underperformed like-duration U.S. Treasuries due to supply pressure from larger levels of issuance and increasing concerns of MBS demand once the Fed ends its asset purchase program in October. Non-Agency MBS prices were mixed and higher quality bonds generally outperformed, amid broader macroeconomic volatility and signs the U.S. housing recovery had begun to slow.

■

The U.S. investment grade credit market, as measured by the Barclays U.S. Credit Index, returned 2.68%. U.S. credit spreads narrowed amid generally improving U.S. company fundamentals. The high yield market posted slightly positive returns as tighter valuations led to deteriorating demand for high yield corporate bonds, which precipitated a correction. Retail outflows for bank loans continued, but bank loans have benefited from consistent demand from collateralized loan obligations. Company fundamentals remained strong due to low default expectations.

■

Tax-exempt municipal bonds returned 4.12%, as represented by the Barclays Municipal Bond Index, and taxable municipal bonds, as represented by the Barclays Municipal Taxable Index, returned 5.51%. Municipal bonds posted positive returns and outperformed U.S. Treasuries, in which returns were driven by lower U.S. Treasury rates, limited supply, and mutual fund inflows. Net supply continued to contract, as new issuances did not keep pace with seasonally high levels of maturing bonds. High yield and long duration segments outperformed, driven by stronger liquidity following improved sentiment surrounding Detroit and Puerto Rico.

■

Emerging market (“EM”) external debt, as measured by the JPMorgan Emerging Markets Index (EMBI) Global, returned 3.69%. However, EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.87% amid U.S. dollar strength in September. The emerging markets have become increasingly differentiated, with sanctions on Russia from the West and a surge in violence in the Middle East weighing on markets, versus a stimulus program in China providing some support.

■

Equity markets posted positive returns in the U.S., but were flat or slightly negative in many other regions as economic data varied. U.S. growth became more resilient, but the Eurozone recovery faltered and growth decelerated in parts of Asia. U.S. equities returned 6.42%, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, returned 2.59%. EM equities, as measured by the MSCI Emerging Markets Index, returned 2.87%.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds November 12, 2014

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to a Fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of a Fund were to be negatively impacted by rising interest rates, the Fund could face increased redemptions by its shareholders, which could further reduce the value of the Fund.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, operational risk, small-cap and mid-cap company risk, short sale risk and convertible securities risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales

4	PIMCO BOND FUNDS

Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the fifth year (or sixth year for certain Funds). As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C
PIMCO Extended Duration Fund	08/31/06	08/31/06	09/11/08	—	—	—	—	—
PIMCO GNMA Fund	07/31/97	07/31/97	04/30/08	—	05/31/01	11/30/00	05/31/01	05/31/01
PIMCO Investment Grade Corporate Bond Fund	04/28/00	04/28/00	04/30/08	09/30/02	07/30/04	07/30/04	—	07/30/04
PIMCO Long Duration Total Return Fund	08/31/06	08/31/06	09/11/08	—	—	—	—	—
PIMCO Long-Term U.S. Government Fund	07/01/91	07/01/91	04/30/08	09/23/97	—	01/20/97	01/20/97	01/20/97
PIMCO Moderate Duration Fund	12/31/96	12/31/96	12/31/09	—	—	—	—	—
PIMCO Mortgage-Backed Securities Fund	07/31/97	07/31/97	04/30/08	12/13/01	04/08/98	07/31/00	07/31/00	07/31/00
PIMCO Mortgage Opportunities Fund	10/22/12	10/22/12	10/22/12	—	10/22/12	10/22/12	—	10/22/12
PIMCO Total Return Fund II	12/30/91	12/30/91	12/31/09	11/30/94	—	—	—	—
PIMCO Total Return Fund III	05/01/91	05/01/91	03/31/09	04/11/97	—	—	—	—
PIMCO Total Return Fund IV	05/26/11	05/26/11	05/26/11	—	—	05/26/11	—	06/01/12

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B and Class C shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B and Class C shares.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	5

PIMCO Extended Duration Fund

Institutional Class - PEDIX
Class P - PEDPX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

U.S. Treasury Obligations	88.5%
U.S. Government Agencies	6.3%
Short-Term Instruments‡	3.6%
Sovereign Issues	1.0%
Mortgage-Backed Securities	0.5%
Other	0.1%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	Fund Inception (08/31/06)
PIMCO Extended Duration Fund Institutional Class	13.13%	21.52%	9.74%	10.38%
PIMCO Extended Duration Fund Class P	13.07%	21.40%	9.63%	10.27%
Citi STRIPS Index, 20+ Year Sub-Index	13.20%	21.83%	9.62%	9.75%
Lipper Corporate Debt Funds BBB-Rated Funds Average	2.78%	6.81%	6.34%	6.00%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.51% for Institutional Class shares and 0.61% for Class P shares.

Portfolio Insights

»

The PIMCO Extended Duration Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

A below-benchmark U.S. duration exposure (or sensitivity to changes in market interest rates) at the long-maturity portion of the U.S. Treasury yield curve detracted from performance as long-maturity U.S. Treasury yields declined during the reporting period.

»	The Fund’s emphasis on the short-term portion of the yield curve detracted from performance as the two- to thirty-year yield spread flattened during the reporting period.

»	An out-of-benchmark allocation to Canadian developed market interest rates added to performance as Canadian yields declined across most maturities during the reporting period.

6	PIMCO BOND FUNDS

PIMCO GNMA Fund

Institutional Class - PDMIX	Class A - PAGNX
Class P - PPGNX	Class B - PBGNX
Class D - PGNDX	Class C - PCGNX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

U.S. Government Agencies	67.6%
Short-Term Instruments‡	24.7%
Mortgage-Backed Securities	4.4%
U.S. Treasury Obligations	2.1%
Asset-Backed Securities	1.2%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Institutional Class	2.58%	4.08%	4.46%	5.30%	6.12%
PIMCO GNMA Fund Class P	2.53%	3.97%	4.35%	5.19%	6.02%
PIMCO GNMA Fund Class D	2.38%	3.66%	4.04%	4.88%	5.70%
PIMCO GNMA Fund Class A	2.38%	3.66%	4.04%	4.88%	5.70%
PIMCO GNMA Fund Class A (adjusted)	-1.44%	-0.19%	3.24%	4.48%	5.47%
PIMCO GNMA Fund Class B	1.99%	2.88%	3.26%	4.33%	5.37%
PIMCO GNMA Fund Class B (adjusted)	-1.51%	-0.62%	3.18%	4.33%	5.37%
PIMCO GNMA Fund Class C	1.99%	2.89%	3.27%	4.10%	4.91%
PIMCO GNMA Fund Class C (adjusted)	0.99%	1.89%	3.27%	4.10%	4.91%
Barclays GNMA Index	2.49%	3.77%	3.85%	4.81%	5.47%
Lipper GNMA Funds Average	2.06%	3.24%	3.36%	4.24%	4.86%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, 0.90% for Class D shares, 0.90% for Class A shares, 1.65% for Class B shares, and 1.65% for Class C shares.

Portfolio Insights

»

The PIMCO GNMA Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Exposure to non-Agency mortgage-backed securities (“MBS”) benefited performance as the sector posted positive total returns during the reporting period.

»	An underweight to Agency fixed-rate MBS detracted from performance as the sector had positive returns during the reporting period and outperformed like-duration U.S. Treasuries.

»	A yield curve steepening bias detracted from performance as the yield curve flattened during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	7

PIMCO Investment Grade Corporate Bond Fund

Institutional Class - PIGIX	Class D - PBDDX
Class P - PBDPX	Class A - PBDAX
Administrative Class - PGCAX	Class C - PBDCX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Banking & Finance	34.1%
U.S. Treasury Obligations	17.4%
Industrials	15.2%
Bank Loan Obligations	8.4%
Utilities	7.1%
Short-Term Instruments‡	3.5%
Other	14.3%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Institutional Class	3.71%	7.60%	8.15%	7.35%	8.31%
PIMCO Investment Grade Corporate Bond Fund Class P	3.66%	7.50%	8.04%	7.24%	8.20%
PIMCO Investment Grade Corporate Bond Fund Administrative Class	3.58%	7.34%	7.88%	7.08%	8.04%
PIMCO Investment Grade Corporate Bond Fund Class D	3.50%	7.17%	7.72%	6.92%	7.88%
PIMCO Investment Grade Corporate Bond Fund Class A	3.50%	7.18%	7.72%	6.92%	7.88%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	-0.40%	3.17%	6.89%	6.51%	7.59%
PIMCO Investment Grade Corporate Bond Fund Class C	3.12%	6.38%	6.92%	6.12%	7.07%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	2.12%	5.38%	6.92%	6.12%	7.07%
Barclays U.S. Credit Index	2.68%	6.64%	6.10%	5.41%	6.60%
Lipper Corporate Debt Funds BBB-Rated Funds Average	2.78%	6.81%	6.34%	5.33%	6.31%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.51% for Institutional Class shares, 0.61% for Class P shares, 0.76% for Administrative Class shares, 0.91% for Class D shares, 0.91% for Class A shares, and 1.66% for Class C shares.

Portfolio Insights

»

The PIMCO Investment Grade Corporate Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

Duration (or sensitivity to changes in market interest rates) and yield curve positioning detracted from performance. An underweight to U.S. duration and a tactically short European and U.K. duration detracted from performance as yields in these regions declined over the reporting period. Yield curve positioning designed to benefit from steepening yield curves in the U.S., Europe and the U.K. also detracted from performance.

»	An overweight to pipeline credits benefited performance as the sector outperformed the Barclays U.S. Credit Index (“the Fund’s benchmark index”) over the reporting period.

»	An overweight to the gaming sector detracted from performance as the sector underperformed the Fund’s benchmark index over the reporting period.

»	An overweight to the building materials sector benefited performance as the sector outperformed the Fund’s benchmark index over the reporting period.

»	An overweight to airline EETCs (or equipment trust certificates) detracted from relative performance as the sector underperformed the Fund’s benchmark index over the reporting period.

»	An underweight to the pharmaceuticals sector benefited performance as the sector underperformed the Fund’s benchmark index over the reporting period.

»	An underweight to the retailers sector benefited performance as the sector underperformed the Fund’s benchmark index over the reporting period.

8	PIMCO BOND FUNDS

PIMCO Long Duration Total Return Fund

Institutional Class - PLRIX
Class P - PLRPX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Corporate Bonds & Notes	41.9%
U.S. Treasury Obligations	22.9%
U.S. Government Agencies	16.9%
Municipal Bonds & Notes	6.7%
Short-Term Instruments‡	4.8%
Other	6.8%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	Fund Inception (08/31/06)
PIMCO Long Duration Total Return Fund Institutional Class	6.30%	13.05%	8.17%	8.86%
PIMCO Long Duration Total Return Fund Class P	6.25%	12.94%	8.07%	8.76%
Barclays Long-Term Government/Credit Index	6.03%	12.87%	8.04%	7.76%
Lipper Corporate Debt Funds BBB-Rated Funds Average	2.78%	6.81%	6.34%	6.00%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.51% for Institutional Class shares and 0.61% for Class P shares.

Portfolio Insights

»

The PIMCO Long Duration Total Return Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

A below-benchmark U.S. duration exposure (or sensitivity to changes in market interest rates) on the long portion of the yield curve detracted from performance as longer-maturity U.S. Treasury yields declined during the reporting period.

»	An emphasis on the short-term portion of the yield curve detracted from performance as the two- to thirty-year yield spread flattened during the reporting period.

»	An out-of-benchmark allocation to Canadian developed market interest rates added to performance as Canadian yields declined across most maturities during the reporting period.

»	An underweight allocation to corporates added to performance as they underperformed like-duration U.S. Treasuries during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	9

PIMCO Long-Term U.S. Government Fund

Institutional Class - PGOVX	Class A - PFGAX
Class P - PLTPX	Class B - PFGBX
Administrative Class - PLGBX	Class C - PFGCX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

U.S. Treasury Obligations	88.2%
U.S. Government Agencies	6.6%
Short-Term Instruments‡	3.5%
Mortgage-Backed Securities	1.2%
Corporate Bonds & Notes	0.3%
Other	0.2%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/01/91)
PIMCO Long-Term U.S. Government Fund Institutional Class	7.45%	11.50%	7.72%	7.06%	9.11%
PIMCO Long-Term U.S. Government Fund Class P	7.39%	11.39%	7.62%	6.95%	9.01%
PIMCO Long-Term U.S. Government Fund Administrative Class	7.31%	11.23%	7.46%	6.80%	8.84%
PIMCO Long-Term U.S. Government Fund Class A	7.26%	11.12%	7.33%	6.65%	8.69%
PIMCO Long-Term U.S. Government Fund Class A (adjusted)	3.24%	6.95%	6.52%	6.25%	8.48%
PIMCO Long-Term U.S. Government Fund Class B	6.86%	10.29%	6.54%	6.10%	8.45%
PIMCO Long-Term U.S. Government Fund Class B (adjusted)	3.36%	6.79%	6.47%	6.10%	8.45%
PIMCO Long-Term U.S. Government Fund Class C	6.86%	10.30%	6.54%	5.86%	7.89%
PIMCO Long-Term U.S. Government Fund Class C (adjusted)	5.86%	9.30%	6.54%	5.86%	7.89%
Barclays Long-Term Treasury Index	7.51%	11.60%	6.98%	6.80%	8.32%	**
Lipper General U.S. Government Funds Average	1.89%	2.89%	2.85%	3.60%	5.18%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.485% for Institutional Class shares, 0.585% for Class P shares, 0.735% for Administrative Class shares, 0.835% for Class A shares, 1.585% for Class B shares, and 1.585% for Class C shares.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

A below-benchmark U.S. duration exposure (or sensitivity to changes in market interest rates) on the long portion of the U.S. Treasury yield curve detracted from performance as long maturity U.S. Treasury yields declined during the reporting period.

»	The Fund’s emphasis on the short-term portion of the yield curve detracted from performance as the two- to thirty-year yield spread flattened during the reporting period.

»	An out-of-benchmark allocation to non-Agency mortgage-backed securities benefited performance as total returns on these securities generally rose during the reporting period.

10	PIMCO BOND FUNDS

PIMCO Moderate Duration Fund

Institutional Class - PMDRX
Class P - PMOPX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Short-Term Instruments‡	31.0%
Corporate Bonds & Notes	23.0%
U.S. Government Agencies	16.0%
Sovereign Issues	14.5%
Mortgage-Backed Securities	5.5%
U.S. Treasury Obligations	5.2%
Other	4.8%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Moderate Duration Fund Institutional Class	1.35%	2.82%	4.93%	5.31%	6.07%
PIMCO Moderate Duration Fund Class P	1.30%	2.71%	4.83%	5.20%	5.96%
Barclays Intermediate Government/Credit Index	1.20%	2.20%	3.42%	4.05%	5.21%
Lipper Short-Intermediate Investment Grade Debt Funds Average	0.73%	1.88%	3.43%	3.54%	4.63%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.46% for Institutional Class shares and 0.56% for Class P shares.

Portfolio Insights

»

The PIMCO Moderate Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An overweight to the short-end of the U.S. Treasury yield curve, partially implemented via interest rate derivatives, detracted from performance as short maturity yields rose during the reporting period.

»

An underweight to the long-end of the U.S. Treasury yield curve, partially implemented via interest rate derivatives, detracted from performance as long-maturity yields declined during the reporting period.

»	Exposure to Agency mortgage-backed securities added to performance as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to non-Agency mortgage-backed securities added to returns as prices on these securities generally rose during the reporting period.

»	Duration exposure (or sensitivity to changes in market interest rates) to Italian and Spanish sovereign debt added to performance as interest rates in these countries fell during the reporting period.

»	An allocation to U.S. Treasury Inflation-Protected Securities detracted from performance as breakeven inflation levels narrowed during the reporting period.

»	Short exposure to the Japanese yen throughout the reporting period added to returns as the Japanese yen depreciated versus the U.S. dollar.

»	Short exposure to the euro, built in the second half of the reporting period, added to returns as the euro depreciated versus the U.S. dollar during this period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	11

PIMCO Mortgage-Backed Securities Fund

Institutional Class - PTRIX	Class A - PMRAX
Class P - PMRPX	Class B - PMRBX
Administrative Class - PMTAX	Class C - PMRCX
Class D - PTMDX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

U.S. Government Agencies	81.8%
Short-Term Instruments‡	8.9%
Mortgage-Backed Securities	4.1%
U.S. Treasury Obligations	3.7%
Asset-Backed Securities	1.5%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Mortgage-Backed Securities Fund Institutional Class	2.74%	4.38%	4.84%	5.27%	6.21%
PIMCO Mortgage-Backed Securities Fund Class P	2.69%	4.28%	4.74%	5.17%	6.10%
PIMCO Mortgage-Backed Securities Fund Administrative Class	2.61%	4.12%	4.58%	5.01%	5.95%
PIMCO Mortgage-Backed Securities Fund Class D	2.53%	3.97%	4.42%	4.85%	5.79%
PIMCO Mortgage-Backed Securities Fund Class A	2.53%	3.97%	4.42%	4.85%	5.79%
PIMCO Mortgage-Backed Securities Fund Class A (adjusted)	-1.30%	0.09%	3.63%	4.46%	5.55%
PIMCO Mortgage-Backed Securities Fund Class B	2.15%	3.19%	3.64%	4.31%	5.47%
PIMCO Mortgage-Backed Securities Fund Class B (adjusted)	-1.35%	-0.31%	3.56%	4.31%	5.47%
PIMCO Mortgage-Backed Securities Fund Class C	2.15%	3.19%	3.65%	4.07%	5.00%
PIMCO Mortgage-Backed Securities Fund Class C (adjusted)	1.15%	2.19%	3.65%	4.07%	5.00%
Barclays U.S. MBS Fixed Rate Index	2.62%	3.81%	3.52%	4.73%	5.46%
Lipper U.S. Mortgage Funds Average	2.36%	3.67%	4.10%	4.16%	4.66%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, 0.75% for Administrative Class shares, 0.90% for Class D shares, 0.90% for Class A shares, 1.65% for Class B shares, and 1.65% for Class C shares.

Portfolio Insights

»

The PIMCO Mortgage-Backed Securities Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	Exposure to non-Agency mortgage-backed securities (“MBS”) benefited performance as the sector posted positive total returns during the reporting period.

»	An underweight to Agency fixed-rate MBS detracted from performance as the sector had positive returns during the reporting period and outperformed like-duration U.S. Treasuries.

»	An overweight yield curve duration positioning (or sensitivity to changes in the shape of the yield curve) detracted from performance as the yield curve flattened during the reporting period.

12	PIMCO BOND FUNDS

PIMCO Mortgage Opportunities Fund

Institutional Class - PMZIX	Class A - PMZAX
Class P - PMZPX	Class C - PMZCX
Class D - PMZDX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

U.S. Government Agencies	31.6%
Mortgage-Backed Securities	27.4%
Asset-Backed Securities	21.0%
U.S. Treasury Obligations	11.1%
Short-Term Instruments‡	8.8%
Other	0.1%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	Fund Inception (10/22/12)
PIMCO Mortgage Opportunities Fund Institutional Class	2.34%	5.70%	9.66%
PIMCO Mortgage Opportunities Fund Class P	2.29%	5.60%	9.55%
PIMCO Mortgage Opportunities Fund Class D	2.14%	5.28%	9.22%
PIMCO Mortgage Opportunities Fund Class A	2.14%	5.28%	9.21%
PIMCO Mortgage Opportunities Fund Class A (adjusted)	-1.69%	1.30%	7.07%
PIMCO Mortgage Opportunities Fund Class C	1.76%	4.50%	8.41%
PIMCO Mortgage Opportunities Fund Class C (adjusted)	0.76%	3.50%	8.41%
3 Month USD LIBOR Index	0.12%	0.24%	0.27%
Lipper Absolute Return Funds Average	0.86%	3.34%	3.57%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2012.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.61% for Institutional Class shares, 0.71% for Class P shares, 1.01% for Class D shares, 1.01% for Class A shares, and 1.76% for Class C shares.

Portfolio Insights

»

The PIMCO Mortgage Opportunities Fund seeks maximum long-term return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of mortgage-related assets, including, but not limited to Agency residential and commercial mortgage-backed securities (“MBS”) and private label residential and commercial MBS, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Agency MBS refers to MBS issued by government-sponsored enterprises, such as the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). The Fund will invest in a broad array of mortgage-related securities in seeking to generate consistent, absolute returns across full market cycles. The remainder of the Fund’s assets may be invested in other types of “Fixed Income Instruments,” which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities.

»	Exposure to non-Agency MBS benefited performance as the sector posted positive total returns during the reporting period.

»	Exposure to commercial MBS benefited performance as the sector generally posted positive total returns during the reporting period.

»	A net short position in thirty-year conventional MBS detracted from performance as these bonds generally posted positive total returns during the reporting period.

»	Positive yield curve duration positioning (or sensitivity to changes in the shape of the yield curve) detracted from performance as the yield curve flattened during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	13

PIMCO Total Return Fund II

Institutional Class - PMBIX	Administrative Class - PRADX
Class P - PMTPX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

U.S. Government Agencies	32.1%
Short-Term Instruments‡	23.5%
Corporate Bonds & Notes	14.4%
Mortgage-Backed Securities	10.0%
U.S. Treasury Obligations	9.4%
Municipal Bonds & Notes	7.1%
Other	3.5%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/30/91)
PIMCO Total Return Fund II Institutional Class	1.52%	2.78%	4.31%	5.40%	6.67%
PIMCO Total Return Fund II Class P	1.47%	2.68%	4.21%	5.29%	6.56%
PIMCO Total Return Fund II Administrative Class	1.39%	2.53%	4.05%	5.14%	6.40%
Barclays U.S. Aggregate Index	2.21%	3.96%	4.12%	4.62%	5.98%
Lipper Core Plus Bond Funds Average	2.06%	4.94%	5.31%	4.98%	6.07%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, and 0.75% for Administrative Class shares.

Portfolio Insights

»

The PIMCO Total Return Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. public- or private-sector entities. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.

»

An overweight to the shorter-term portion of the U.S. Treasury yield curve throughout the reporting period, partially implemented via interest rate derivatives, detracted from performance as shorter-term yields rose.

»

An underweight to the longer-term portion of the U.S. Treasury yield curve throughout the reporting period, partially implemented via interest rate derivatives, detracted from performance as longer-term yields fell.

»	An allocation to U.S. Treasury Inflation-Protected Securities detracted from performance as breakeven inflation levels narrowed during the reporting period.

»	Exposure to non-Agency mortgage-backed securities added to returns as prices on these securities generally rose during the reporting period.

»	Holdings of Build America Bonds contributed to performance as these securities outperformed like-duration U.S. Treasuries during the reporting period.

14	PIMCO BOND FUNDS

PIMCO Total Return Fund III

Institutional Class - PTSAX	Administrative Class - PRFAX
Class P - PRAPX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Short-Term Instruments‡	26.3%
Corporate Bonds & Notes	17.9%
U.S. Government Agencies	16.9%
U.S. Treasury Obligations	14.8%
Sovereign Issues	12.4%
Mortgage-Backed Securities	5.4%
Other	6.3%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/01/91)
PIMCO Total Return Fund III Institutional Class	2.14%	3.34%	4.92%	5.73%	7.30%
PIMCO Total Return Fund III Class P	2.09%	3.23%	4.82%	5.62%	7.20%
PIMCO Total Return Fund III Administrative Class	2.01%	3.08%	4.66%	5.47%	7.03%
Barclays U.S. Aggregate Index	2.21%	3.96%	4.12%	4.62%	6.29%
Lipper Core Plus Bond Funds Average	2.06%	4.94%	5.31%	4.98%	6.23%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, and 0.75% for Administrative Class shares.

Portfolio Insights

»

The PIMCO Total Return Fund III seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, with prohibitions on firms engaged in certain socially sensitive practices. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An overweight to the shorter-term portion of the U.S. Treasury yield curve throughout the reporting period, partially implemented via interest rate derivatives, detracted from performance as shorter-term yields rose.

»

An underweight to the longer-term portion of the U.S. Treasury yield curve throughout the reporting period, partially implemented via interest rate derivatives, detracted from performance as longer-term yields fell.

»	An allocation to U.S. Treasury Inflation-Protected Securities detracted from performance as breakeven inflation levels narrowed during the reporting period.

»	Exposure to non-Agency mortgage-backed securities added to returns as prices on these securities generally rose during the reporting period.

»	Exposure to short-dated Italian and Spanish sovereign debt added to performance as Italian and Spanish sovereign interest rates fell during the reporting period.

»	Holdings of Build America Bonds contributed to performance as these securities outperformed like-duration U.S. Treasuries during the reporting period.

»	Short exposure to the Japanese yen throughout the reporting period added to returns as the Japanese yen depreciated versus the U.S. dollar.

»	Short exposure to the euro, built in the second half of the reporting period, added to returns as the euro depreciated versus the U.S. dollar during this period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	15

PIMCO Total Return Fund IV

Institutional Class - PTUIX	Class A - PTUZX
Class P - PTUPX	Class C - PTUCX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Short-Term Instruments‡	41.9%
Corporate Bonds & Notes	21.1%
U.S. Government Agencies	8.2%
U.S. Treasury Obligations	7.9%
Sovereign Issues	7.8%
Asset-Backed Securities	5.6%
Other	7.5%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	Fund Inception (05/26/11)
PIMCO Total Return Fund IV Institutional Class	1.43%	2.33%	4.77%
PIMCO Total Return Fund IV Class P	1.38%	2.23%	4.66%
PIMCO Total Return Fund IV Class A	1.25%	1.98%	4.41%
PIMCO Total Return Fund IV Class A (adjusted)	-2.54%	-1.84%	3.23%
PIMCO Total Return Fund IV Class C	0.90%	1.26%	3.63%
PIMCO Total Return Fund IV Class C (adjusted)	-0.10%	0.26%	3.63%
Barclays U.S. Aggregate Index	2.21%	3.96%	3.26%
Lipper Core Plus Bond Funds Average	2.06%	4.94%	4.05%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 05/31/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, 0.85% for Class A shares, and 1.60% for Class C shares.

Portfolio Insights

»

The PIMCO Total Return Fund IV seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An overweight to the shorter-term portion of the U.S. Treasury yield curve throughout the reporting period, partially implemented via interest rate derivatives, detracted from performance as shorter-term yields rose.

»

An underweight to the longer-term portion of the U.S. Treasury yield curve throughout the reporting period, partially implemented via interest rate derivatives, detracted from performance as longer-term yields fell.

»	An allocation to U.S. Treasury Inflation-Protected Securities detracted from performance as breakeven inflation levels narrowed during the reporting period.

»	Exposure to non-Agency mortgage-backed securities added to returns as prices on these securities generally rose during the reporting period.

»	An underweight to Agency mortgage-backed securities detracted from returns as these securities outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to short-dated Italian and Spanish sovereign debt added to performance as Italian and Spanish sovereign interest rates fell during the reporting period.

»	Holdings of Build America Bonds contributed to performance as these securities outperformed like-duration U.S. Treasuries during the reporting period.

»	Short exposure to the Japanese yen throughout the reporting period added to returns as the Japanese yen depreciated versus the U.S. dollar.

»	Short exposure to the euro, built in the second half of the reporting period, added to returns as the euro depreciated versus the U.S. dollar during this period.

16	PIMCO BOND FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2014 to September 30, 2014 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Extended Duration Fund
Institutional Class	$1,000.00	$1,131.30	$2.72	$1,000.00	$1,022.51	$2.59	0.51%
Class P	1,000.00	1,130.70	3.26	1,000.00	1,022.01	3.09	0.61
PIMCO GNMA Fund
Institutional Class	$1,000.00	$1,025.80	$2.54	$1,000.00	$1,022.56	$2.54	0.50%
Class P	1,000.00	1,025.30	3.05	1,000.00	1,022.06	3.04	0.60
Class D	1,000.00	1,023.80	4.57	1,000.00	1,020.56	4.56	0.90
Class A	1,000.00	1,023.80	4.57	1,000.00	1,020.56	4.56	0.90
Class B	1,000.00	1,019.90	8.35	1,000.00	1,016.80	8.34	1.65
Class C	1,000.00	1,019.90	8.35	1,000.00	1,016.80	8.34	1.65
PIMCO Investment Grade Corporate Bond Fund
Institutional Class	$1,000.00	$1,037.10	$2.60	$1,000.00	$1,022.51	$2.59	0.51%
Class P	1,000.00	1,036.60	3.11	1,000.00	1,022.01	3.09	0.61
Administrative Class	1,000.00	1,035.80	3.88	1,000.00	1,021.26	3.85	0.76
Class D	1,000.00	1,035.00	4.64	1,000.00	1,020.51	4.61	0.91
Class A	1,000.00	1,035.00	4.64	1,000.00	1,020.51	4.61	0.91
Class C	1,000.00	1,031.20	8.45	1,000.00	1,016.75	8.39	1.66

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	17

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Long Duration Total Return Fund
Institutional Class	$1,000.00	$1,063.00	$2.64	$1,000.00	$1,022.51	$2.59	0.51%
Class P	1,000.00	1,062.50	3.15	1,000.00	1,022.01	3.09	0.61
PIMCO Long-Term U.S. Government Fund
Institutional Class	$1,000.00	$1,074.50	$2.47	$1,000.00	$1,022.69	$2.41	0.475%
Class P	1,000.00	1,073.90	2.99	1,000.00	1,022.19	2.91	0.575
Administrative Class	1,000.00	1,073.10	3.77	1,000.00	1,021.43	3.67	0.725
Class A	1,000.00	1,072.60	4.29	1,000.00	1,020.93	4.18	0.825
Class B	1,000.00	1,068.60	8.17	1,000.00	1,017.17	7.96	1.575
Class C	1,000.00	1,068.60	8.17	1,000.00	1,017.17	7.96	1.575
PIMCO Moderate Duration Fund
Institutional Class	$1,000.00	$1,013.50	$2.32	$1,000.00	$1,022.76	$2.33	0.46%
Class P	1,000.00	1,013.00	2.83	1,000.00	1,022.26	2.84	0.56
PIMCO Mortgage-Backed Securities Fund
Institutional Class	$1,000.00	$1,027.40	$2.54	$1,000.00	$1,022.56	$2.54	0.50%
Class P	1,000.00	1,026.90	3.05	1,000.00	1,022.06	3.04	0.60
Administrative Class	1,000.00	1,026.10	3.81	1,000.00	1,021.31	3.80	0.75
Class D	1,000.00	1,025.30	4.57	1,000.00	1,020.56	4.56	0.90
Class A	1,000.00	1,025.30	4.57	1,000.00	1,020.56	4.56	0.90
Class B	1,000.00	1,021.50	8.36	1,000.00	1,016.80	8.34	1.65
Class C	1,000.00	1,021.50	8.36	1,000.00	1,016.80	8.34	1.65
PIMCO Mortgage Opportunities Fund
Institutional Class	$1,000.00	$1,023.40	$3.09	$1,000.00	$1,022.01	$3.09	0.61%
Class P	1,000.00	1,022.90	3.60	1,000.00	1,021.51	3.60	0.71
Class D	1,000.00	1,021.40	5.12	1,000.00	1,020.00	5.11	1.01
Class A	1,000.00	1,021.40	5.12	1,000.00	1,020.00	5.11	1.01
Class C	1,000.00	1,017.60	8.90	1,000.00	1,016.24	8.90	1.76
PIMCO Total Return Fund II
Institutional Class	$1,000.00	$1,015.20	$2.53	$1,000.00	$1,022.56	$2.54	0.50%
Class P	1,000.00	1,014.70	3.03	1,000.00	1,022.06	3.04	0.60
Administrative Class	1,000.00	1,013.90	3.79	1,000.00	1,021.31	3.80	0.75
PIMCO Total Return Fund III
Institutional Class	$1,000.00	$1,021.40	$2.53	$1,000.00	$1,022.56	$2.54	0.50%
Class P	1,000.00	1,020.90	3.04	1,000.00	1,022.06	3.04	0.60
Administrative Class	1,000.00	1,020.10	3.80	1,000.00	1,021.31	3.80	0.75
PIMCO Total Return Fund IV
Institutional Class	$1,000.00	$1,014.30	$2.52	$1,000.00	$1,022.56	$2.54	0.50%
Class P	1,000.00	1,013.80	3.03	1,000.00	1,022.06	3.04	0.60
Class A	1,000.00	1,012.50	4.29	1,000.00	1,020.81	4.31	0.85
Class C	1,000.00	1,009.00	7.86	1,000.00	1,017.25	7.89	1.56

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

18	PIMCO BOND FUNDS

Benchmark Descriptions

Index	Description

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Barclays GNMA Index	Barclays GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in an unmanaged index.

Barclays Intermediate Government/Credit Index	Barclays Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

Barclays Long-Term Government/Credit Index	Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. It is not possible to invest directly in an unmanaged index.

Barclays Long-Term Treasury Index	Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Credit Index	Barclays U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. This index was formerly known as the Barclays Credit Investment Grade Index. It is not possible to invest directly in an unmanaged index.

Barclays U.S. MBS Fixed Rate Index	Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index.

Citi STRIPS Index, 20+ Year Sub-Index	Citi STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bond and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month- end. The included STRIPS are derived only from bonds in the Citi U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	19

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital		Total Distributions

PIMCO Extended Duration Fund
Institutional Class
04/01/2014 - 09/30/2014+	$6.76	$0.11		$0.77	$0.88	$(0.10)	$0.00	$0.00		$(0.10)
03/31/2014	7.82	0.22		(0.79)	(0.57)	(0.22)	(0.27)	0.00		(0.49)
03/31/2013	9.59	0.27		0.87	1.14	(0.26)	(2.65)	0.00		(2.91)
03/31/2012	7.49	0.32		2.96	3.28	(0.31)	(0.87)	0.00		(1.18)
03/31/2011	7.39	0.33		0.39	0.72	(0.32)	(0.30)	0.00		(0.62)
03/31/2010	12.56	0.42		(2.38)	(1.96)	(0.44)	(2.77)	0.00		(3.21)
Class P
04/01/2014 - 09/30/2014+	6.76	0.11		0.77	0.88	(0.10)	0.00	0.00		(0.10)
03/31/2014	7.82	0.21		(0.79)	(0.58)	(0.21)	(0.27)	0.00		(0.48)
03/31/2013	9.59	0.27		0.86	1.13	(0.25)	(2.65)	0.00		(2.90)
03/31/2012	7.49	0.30		2.97	3.27	(0.30)	(0.87)	0.00		(1.17)
03/31/2011	7.39	0.32		0.39	0.71	(0.31)	(0.30)	0.00		(0.61)
03/31/2010	12.56	0.41		(2.38)	(1.97)	(0.43)	(2.77)	0.00		(3.20)

PIMCO GNMA Fund
Institutional Class
04/01/2014 - 09/30/2014+	$11.12	$0.09		$0.20	$0.29	$(0.12)	$0.00	$0.00		$(0.12)
03/31/2014	11.54	0.18		(0.23)	(0.05)	(0.35)	(0.02)	(0.00	)^	(0.37)
03/31/2013	11.75	0.13		0.17	0.30	(0.33)	(0.18)	0.00		(0.51)
03/31/2012	11.42	0.21		0.72	0.93	(0.26)	(0.34)	0.00		(0.60)
03/31/2011	11.62	0.26		0.42	0.68	(0.27)	(0.61)	0.00		(0.88)
03/31/2010	11.33	0.35		0.66	1.01	(0.40)	(0.32)	0.00		(0.72)
Class P
04/01/2014 - 09/30/2014+	11.12	0.08		0.20	0.28	(0.11)	0.00	0.00		(0.11)
03/31/2014	11.54	0.16		(0.22)	(0.06)	(0.34)	(0.02)	(0.00	)^	(0.36)
03/31/2013	11.75	0.12		0.17	0.29	(0.32)	(0.18)	0.00		(0.50)
03/31/2012	11.42	0.20		0.72	0.92	(0.25)	(0.34)	0.00		(0.59)
03/31/2011	11.62	0.25		0.42	0.67	(0.26)	(0.61)	0.00		(0.87)
03/31/2010	11.33	0.32		0.67	0.99	(0.38)	(0.32)	0.00		(0.70)
Class D
04/01/2014 - 09/30/2014+	11.12	0.06		0.20	0.26	(0.09)	0.00	0.00		(0.09)
03/31/2014	11.54	0.13		(0.23)	(0.10)	(0.30)	(0.02)	(0.00	)^	(0.32)
03/31/2013	11.75	0.09		0.16	0.25	(0.28)	(0.18)	0.00		(0.46)
03/31/2012	11.42	0.16		0.72	0.88	(0.21)	(0.34)	0.00		(0.55)
03/31/2011	11.62	0.22		0.41	0.63	(0.22)	(0.61)	0.00		(0.83)
03/31/2010	11.33	0.30		0.66	0.96	(0.35)	(0.32)	0.00		(0.67)
Class A
04/01/2014 - 09/30/2014+	11.12	0.06		0.20	0.26	(0.09)	0.00	0.00		(0.09)
03/31/2014	11.54	0.13		(0.23)	(0.10)	(0.30)	(0.02)	(0.00	)^	(0.32)
03/31/2013	11.75	0.09		0.16	0.25	(0.28)	(0.18)	0.00		(0.46)
03/31/2012	11.42	0.16		0.72	0.88	(0.21)	(0.34)	0.00		(0.55)
03/31/2011	11.62	0.21		0.42	0.63	(0.22)	(0.61)	0.00		(0.83)
03/31/2010	11.33	0.30		0.66	0.96	(0.35)	(0.32)	0.00		(0.67)
Class B
04/01/2014 - 09/30/2014+	11.12	0.02		0.20	0.22	(0.05)	0.00	0.00		(0.05)
03/31/2014	11.54	0.04		(0.22)	(0.18)	(0.22)	(0.02)	(0.00	)^	(0.24)
03/31/2013	11.75	0.00	^	0.16	0.16	(0.19)	(0.18)	0.00		(0.37)
03/31/2012	11.42	0.08		0.71	0.79	(0.12)	(0.34)	0.00		(0.46)
03/31/2011	11.62	0.12		0.42	0.54	(0.13)	(0.61)	0.00		(0.74)
03/31/2010	11.33	0.22		0.65	0.87	(0.26)	(0.32)	0.00		(0.58)
Class C
04/01/2014 - 09/30/2014+	11.12	0.02		0.20	0.22	(0.05)	0.00	0.00		(0.05)
03/31/2014	11.54	0.05		(0.23)	(0.18)	(0.22)	(0.02)	(0.00	)^	(0.24)
03/31/2013	11.75	0.00	^	0.16	0.16	(0.19)	(0.18)	0.00		(0.37)
03/31/2012	11.42	0.08		0.72	0.80	(0.13)	(0.34)	0.00		(0.47)
03/31/2011	11.62	0.13		0.41	0.54	(0.13)	(0.61)	0.00		(0.74)
03/31/2010	11.33	0.21		0.66	0.87	(0.26)	(0.32)	0.00		(0.58)

Please see footnotes on page 30.

20	PIMCO BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$7.54	13.13%	$331,927	0.51	%*	0.51	%*	0.50	%*	0.50	%*	3.09	%*	39%
6.76	(6.84)	249,671	0.51		0.51		0.50		0.50		3.22		89
7.82	10.35	251,318	0.54		0.54		0.50		0.50		2.69		113
9.59	43.47	305,425	0.50		0.50		0.50		0.50		3.41		355
7.49	9.48	381,563	0.51		0.51		0.50		0.50		3.94		412
7.39	(16.80)	324,253	0.50		0.50		0.50		0.50		4.42		615

7.54	13.07	24,974	0.61	*	0.61	*	0.60	*	0.60	*	3.02	*	39
6.76	(6.93)	27,454	0.61		0.61		0.60		0.60		3.12		89
7.82	10.24	16,320	0.64		0.64		0.60		0.60		2.55		113
9.59	43.33	73,634	0.60		0.60		0.60		0.60		3.12		355
7.49	9.37	1,016	0.61		0.61		0.60		0.60		3.82		412
7.39	(16.87)	881	0.60		0.60		0.60		0.60		4.29		615

$11.29	2.58%	$312,318	0.50	%*	0.50	%*	0.50	%*	0.50	%*	1.52	%*	924%
11.12	(0.45)	302,964	0.50		0.50		0.50		0.50		1.59		1,212
11.54	2.59	486,148	0.51		0.51		0.50		0.50		1.14		1,502
11.75	8.27	660,966	0.50		0.50		0.50		0.50		1.77		2,397
11.42	5.88	391,519	0.51		0.51		0.50		0.50		2.21		1,990
11.62	9.02	436,282	0.50		0.50		0.50		0.50		2.99		1,747

11.29	2.53	78,691	0.60	*	0.60	*	0.60	*	0.60	*	1.45	*	924
11.12	(0.55)	53,095	0.60		0.60		0.60		0.60		1.47		1,212
11.54	2.49	110,566	0.61		0.61		0.60		0.60		1.05		1,502
11.75	8.16	114,939	0.60		0.60		0.60		0.60		1.66		2,397
11.42	5.78	62,198	0.61		0.61		0.60		0.60		2.14		1,990
11.62	8.92	39,309	0.60		0.60		0.60		0.60		2.74		1,747

11.29	2.38	112,674	0.90	*	0.90	*	0.90	*	0.90	*	1.12	*	924
11.12	(0.85)	121,340	0.90		0.90		0.90		0.90		1.17		1,212
11.54	2.18	219,259	0.91		0.91		0.90		0.90		0.74		1,502
11.75	7.84	295,028	0.90		0.90		0.90		0.90		1.38		2,397
11.42	5.46	147,172	0.91		0.91		0.90		0.90		1.82		1,990
11.62	8.59	132,564	0.90		0.90		0.90		0.90		2.60		1,747

11.29	2.38	286,053	0.90	*	0.90	*	0.90	*	0.90	*	1.12	*	924
11.12	(0.85)	334,991	0.90		0.90		0.90		0.90		1.20		1,212
11.54	2.18	583,927	0.91		0.91		0.90		0.90		0.75		1,502
11.75	7.84	706,763	0.90		0.90		0.90		0.90		1.39		2,397
11.42	5.46	474,744	0.91		0.91		0.90		0.90		1.82		1,990
11.62	8.59	455,544	0.90		0.90		0.90		0.90		2.58		1,747

11.29	1.99	927	1.65	*	1.65	*	1.65	*	1.65	*	0.40	*	924
11.12	(1.59)	2,966	1.65		1.65		1.65		1.65		0.38		1,212
11.54	1.42	7,790	1.66		1.66		1.65		1.65		0.02		1,502
11.75	7.03	10,998	1.65		1.65		1.65		1.65		0.71		2,397
11.42	4.68	16,908	1.66		1.66		1.65		1.65		1.03		1,990
11.62	7.78	35,303	1.65		1.65		1.65		1.65		1.86		1,747

11.29	1.99	118,534	1.65	*	1.65	*	1.65	*	1.65	*	0.37	*	924
11.12	(1.58)	137,233	1.65		1.65		1.65		1.65		0.42		1,212
11.54	1.42	275,788	1.66		1.66		1.65		1.65		0.01		1,502
11.75	7.03	289,101	1.65		1.65		1.65		1.65		0.66		2,397
11.42	4.68	225,520	1.66		1.66		1.65		1.65		1.06		1,990
11.62	7.78	246,550	1.65		1.65		1.65		1.65		1.80		1,747

Please see footnotes on page 30.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Investment Grade Corporate Bond Fund
Institutional Class
04/01/2014 - 09/30/2014+	$10.46	$0.20	$0.19	$0.39	$(0.21)	$0.00	$0.00	$(0.21)
03/31/2014	11.14	0.38	(0.38)	0.00	(0.29)	(0.30)	(0.09)	(0.68)
03/31/2013	10.60	0.40	0.89	1.29	(0.52)	(0.23)	0.00	(0.75)
03/31/2012	10.57	0.46	0.39	0.85	(0.52)	(0.30)	0.00	(0.82)
03/31/2011	11.18	0.56	0.51	1.07	(0.60)	(1.08)	0.00	(1.68)
03/31/2010	9.66	0.61	1.90	2.51	(0.65)	(0.34)	0.00	(0.99)
Class P
04/01/2014 - 09/30/2014+	10.46	0.20	0.18	0.38	(0.20)	0.00	0.00	(0.20)
03/31/2014	11.14	0.37	(0.38)	(0.01)	(0.28)	(0.30)	(0.09)	(0.67)
03/31/2013	10.60	0.39	0.89	1.28	(0.51)	(0.23)	0.00	(0.74)
03/31/2012	10.57	0.43	0.41	0.84	(0.51)	(0.30)	0.00	(0.81)
03/31/2011	11.18	0.54	0.52	1.06	(0.59)	(1.08)	0.00	(1.67)
03/31/2010	9.66	0.61	1.89	2.50	(0.64)	(0.34)	0.00	(0.98)
Administrative Class
04/01/2014 - 09/30/2014+	10.46	0.19	0.18	0.37	(0.19)	0.00	0.00	(0.19)
03/31/2014	11.14	0.35	(0.37)	(0.02)	(0.27)	(0.30)	(0.09)	(0.66)
03/31/2013	10.60	0.38	0.88	1.26	(0.49)	(0.23)	0.00	(0.72)
03/31/2012	10.57	0.40	0.42	0.82	(0.49)	(0.30)	0.00	(0.79)
03/31/2011	11.18	0.53	0.51	1.04	(0.57)	(1.08)	0.00	(1.65)
03/31/2010	9.66	0.59	1.89	2.48	(0.62)	(0.34)	0.00	(0.96)
Class D
04/01/2014 - 09/30/2014+	10.46	0.18	0.19	0.37	(0.19)	0.00	0.00	(0.19)
03/31/2014	11.14	0.33	(0.37)	(0.04)	(0.25)	(0.30)	(0.09)	(0.64)
03/31/2013	10.60	0.36	0.89	1.25	(0.48)	(0.23)	0.00	(0.71)
03/31/2012	10.57	0.41	0.40	0.81	(0.48)	(0.30)	0.00	(0.78)
03/31/2011	11.18	0.51	0.52	1.03	(0.56)	(1.08)	0.00	(1.64)
03/31/2010	9.66	0.57	1.90	2.47	(0.61)	(0.34)	0.00	(0.95)
Class A
04/01/2014 - 09/30/2014+	10.46	0.18	0.19	0.37	(0.19)	0.00	0.00	(0.19)
03/31/2014	11.14	0.33	(0.37)	(0.04)	(0.25)	(0.30)	(0.09)	(0.64)
03/31/2013	10.60	0.36	0.89	1.25	(0.48)	(0.23)	0.00	(0.71)
03/31/2012	10.57	0.41	0.40	0.81	(0.48)	(0.30)	0.00	(0.78)
03/31/2011	11.18	0.51	0.52	1.03	(0.56)	(1.08)	0.00	(1.64)
03/31/2010	9.66	0.57	1.90	2.47	(0.61)	(0.34)	0.00	(0.95)
Class C
04/01/2014 - 09/30/2014+	10.46	0.14	0.19	0.33	(0.15)	0.00	0.00	(0.15)
03/31/2014	11.14	0.25	(0.37)	(0.12)	(0.17)	(0.30)	(0.09)	(0.56)
03/31/2013	10.60	0.28	0.89	1.17	(0.40)	(0.23)	0.00	(0.63)
03/31/2012	10.57	0.33	0.40	0.73	(0.40)	(0.30)	0.00	(0.70)
03/31/2011	11.18	0.42	0.52	0.94	(0.47)	(1.08)	0.00	(1.55)
03/31/2010	9.66	0.49	1.90	2.39	(0.53)	(0.34)	0.00	(0.87)

PIMCO Long Duration Total Return Fund
Institutional Class
04/01/2014 - 09/30/2014+	$11.07	$0.24	$0.46	$0.70	$(0.23)	$0.00	$0.00	$(0.23)
03/31/2014	11.83	0.45	(0.64)	(0.19)	(0.44)	(0.13)	0.00	(0.57)
03/31/2013	11.54	0.47	0.72	1.19	(0.44)	(0.46)	0.00	(0.90)
03/31/2012	10.75	0.50	1.29	1.79	(0.49)	(0.51)	0.00	(1.00)
03/31/2011	10.72	0.53	0.46	0.99	(0.59)	(0.37)	0.00	(0.96)
03/31/2010	10.14	0.54	0.95	1.49	(0.57)	(0.34)	0.00	(0.91)
Class P
04/01/2014 - 09/30/2014+	11.07	0.23	0.46	0.69	(0.22)	0.00	0.00	(0.22)
03/31/2014	11.83	0.44	(0.64)	(0.20)	(0.43)	(0.13)	0.00	(0.56)
03/31/2013	11.54	0.46	0.72	1.18	(0.43)	(0.46)	0.00	(0.89)
03/31/2012	10.75	0.49	1.29	1.78	(0.48)	(0.51)	0.00	(0.99)
03/31/2011	10.72	0.51	0.47	0.98	(0.58)	(0.37)	0.00	(0.95)
03/31/2010	10.14	0.53	0.95	1.48	(0.56)	(0.34)	0.00	(0.90)

Please see footnotes on page 30.

22	PIMCO BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$10.64	3.71%	$3,716,115	0.51	%*	0.51	%*	0.50	%*	0.50	%*	3.79	%*	49%
10.46	0.15	2,744,578	0.50		0.50		0.50		0.50		3.52		88
11.14	12.39	6,378,075	0.50		0.50		0.50		0.50		3.64		165
10.60	8.29	4,404,375	0.50		0.50		0.50		0.50		4.31		124
10.57	10.04	4,132,194	0.50		0.50		0.50		0.50		4.98		325
11.18	26.70	4,687,510	0.50		0.50		0.50		0.50		5.65		248

10.64	3.66	345,043	0.61	*	0.61	*	0.60	*	0.60	*	3.69	*	49
10.46	0.05	283,484	0.61		0.61		0.60		0.60		3.42		88
11.14	12.28	554,328	0.60		0.60		0.60		0.60		3.54		165
10.60	8.19	392,153	0.60		0.60		0.60		0.60		4.09		124
10.57	9.93	147,668	0.60		0.60		0.60		0.60		4.86		325
11.18	26.58	137,987	0.60		0.60		0.60		0.60		5.52		248

10.64	3.58	144,381	0.76	*	0.76	*	0.75	*	0.75	*	3.54	*	49
10.46	(0.10)	139,977	0.76		0.76		0.75		0.75		3.27		88
11.14	12.11	238,471	0.75		0.75		0.75		0.75		3.39		165
10.60	8.03	172,288	0.75		0.75		0.75		0.75		3.83		124
10.57	9.76	45,160	0.75		0.75		0.75		0.75		4.76		325
11.18	26.39	55,024	0.75		0.75		0.75		0.75		5.38		248

10.64	3.50	423,024	0.91	*	0.91	*	0.90	*	0.90	*	3.40	*	49
10.46	(0.25)	471,329	0.91		0.91		0.90		0.90		3.12		88
11.14	11.95	980,086	0.90		0.90		0.90		0.90		3.24		165
10.60	7.86	573,259	0.90		0.90		0.90		0.90		3.86		124
10.57	9.60	336,201	0.90		0.90		0.90		0.90		4.54		325
11.18	26.21	306,182	0.90		0.90		0.90		0.90		5.24		248

10.64	3.50	956,609	0.91	*	0.91	*	0.90	*	0.90	*	3.40	*	49
10.46	(0.25)	1,094,356	0.91		0.91		0.90		0.90		3.12		88
11.14	11.94	1,768,357	0.90		0.90		0.90		0.90		3.24		165
10.60	7.86	1,236,863	0.90		0.90		0.90		0.90		3.85		124
10.57	9.60	727,685	0.90		0.90		0.90		0.90		4.55		325
11.18	26.21	621,321	0.90		0.90		0.90		0.90		5.24		248

10.64	3.12	546,756	1.66	*	1.66	*	1.65	*	1.65	*	2.65	*	49
10.46	(0.99)	607,225	1.66		1.66		1.65		1.65		2.37		88
11.14	11.12	1,003,538	1.65		1.65		1.65		1.65		2.49		165
10.60	7.06	660,637	1.65		1.65		1.65		1.65		3.11		124
10.57	8.79	438,435	1.65		1.65		1.65		1.65		3.80		325
11.18	25.27	350,334	1.65		1.65		1.65		1.65		4.47		248

$11.54	6.30%	$5,453,557	0.51	%*	0.51	%*	0.50	%*	0.50	%*	4.09	%*	30%
11.07	(1.46)	4,704,179	0.51		0.51		0.50		0.50		4.12		70
11.83	10.36	6,669,123	0.53		0.53		0.50		0.50		3.86		81
11.54	16.91	5,815,733	0.50		0.50		0.50		0.50		4.33		219
10.75	9.31	5,130,906	0.51		0.51		0.50		0.50		4.71		240
10.72	14.91	3,976,419	0.51		0.51		0.50		0.50		5.02		364

11.54	6.25	16,018	0.61	*	0.61	*	0.60	*	0.60	*	4.00	*	30
11.07	(1.56)	12,376	0.61		0.61		0.60		0.60		4.02		70
11.83	10.25	21,240	0.63		0.63		0.60		0.60		3.75		81
11.54	16.79	12,896	0.60		0.60		0.60		0.60		4.20		219
10.75	9.21	6,894	0.61		0.61		0.60		0.60		4.58		240
10.72	14.83	2,493	0.61		0.61		0.60		0.60		4.89		364

Please see footnotes on page 30.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Long-Term U.S. Government Fund
Institutional Class
04/01/2014 - 09/30/2014+	$9.79	$0.14	$0.59	$0.73	$(0.15)	$0.00	$0.00	$(0.15)
03/31/2014	10.78	0.29	(0.81)	(0.52)	(0.29)	(0.18)	0.00	(0.47)
03/31/2013	10.89	0.30	0.65	0.95	(0.29)	(0.77)	0.00	(1.06)
03/31/2012	10.39	0.36	1.97	2.33	(0.36)	(1.47)	0.00	(1.83)
03/31/2011	10.79	0.43	0.56	0.99	(0.46)	(0.93)	0.00	(1.39)
03/31/2010	11.58	0.46	(0.24)	0.22	(0.50)	(0.51)	0.00	(1.01)
Class P
04/01/2014 - 09/30/2014+	9.79	0.14	0.58	0.72	(0.14)	0.00	0.00	(0.14)
03/31/2014	10.78	0.29	(0.82)	(0.53)	(0.28)	(0.18)	0.00	(0.46)
03/31/2013	10.89	0.30	0.64	0.94	(0.28)	(0.77)	0.00	(1.05)
03/31/2012	10.39	0.35	1.97	2.32	(0.35)	(1.47)	0.00	(1.82)
03/31/2011	10.79	0.41	0.57	0.98	(0.45)	(0.93)	0.00	(1.38)
03/31/2010	11.58	0.44	(0.23)	0.21	(0.49)	(0.51)	0.00	(1.00)
Administrative Class
04/01/2014 - 09/30/2014+	9.79	0.14	0.57	0.71	(0.13)	0.00	0.00	(0.13)
03/31/2014	10.78	0.27	(0.82)	(0.55)	(0.26)	(0.18)	0.00	(0.44)
03/31/2013	10.89	0.28	0.64	0.92	(0.26)	(0.77)	0.00	(1.03)
03/31/2012	10.39	0.33	1.97	2.30	(0.33)	(1.47)	0.00	(1.80)
03/31/2011	10.79	0.40	0.56	0.96	(0.43)	(0.93)	0.00	(1.36)
03/31/2010	11.58	0.44	(0.25)	0.19	(0.47)	(0.51)	0.00	(0.98)
Class A
04/01/2014 - 09/30/2014+	9.79	0.13	0.58	0.71	(0.13)	0.00	0.00	(0.13)
03/31/2014	10.78	0.26	(0.82)	(0.56)	(0.25)	(0.18)	0.00	(0.43)
03/31/2013	10.89	0.26	0.65	0.91	(0.25)	(0.77)	0.00	(1.02)
03/31/2012	10.39	0.32	1.97	2.29	(0.32)	(1.47)	0.00	(1.79)
03/31/2011	10.79	0.38	0.56	0.94	(0.41)	(0.93)	0.00	(1.34)
03/31/2010	11.58	0.42	(0.25)	0.17	(0.45)	(0.51)	0.00	(0.96)
Class B
04/01/2014 - 09/30/2014+	9.79	0.10	0.57	0.67	(0.09)	0.00	0.00	(0.09)
03/31/2014	10.78	0.18	(0.81)	(0.63)	(0.18)	(0.18)	0.00	(0.36)
03/31/2013	10.89	0.18	0.64	0.82	(0.16)	(0.77)	0.00	(0.93)
03/31/2012	10.39	0.24	1.97	2.21	(0.24)	(1.47)	0.00	(1.71)
03/31/2011	10.79	0.30	0.56	0.86	(0.33)	(0.93)	0.00	(1.26)
03/31/2010	11.58	0.34	(0.25)	0.09	(0.37)	(0.51)	0.00	(0.88)
Class C
04/01/2014 - 09/30/2014+	9.79	0.09	0.58	0.67	(0.09)	0.00	0.00	(0.09)
03/31/2014	10.78	0.18	(0.81)	(0.63)	(0.18)	(0.18)	0.00	(0.36)
03/31/2013	10.89	0.18	0.64	0.82	(0.16)	(0.77)	0.00	(0.93)
03/31/2012	10.39	0.23	1.98	2.21	(0.24)	(1.47)	0.00	(1.71)
03/31/2011	10.79	0.29	0.57	0.86	(0.33)	(0.93)	0.00	(1.26)
03/31/2010	11.58	0.34	(0.25)	0.09	(0.37)	(0.51)	0.00	(0.88)

PIMCO Moderate Duration Fund
Institutional Class
04/01/2014 - 09/30/2014+	$10.63	$0.11	$0.03	$0.14	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2014	10.89	0.17	(0.14)	0.03	(0.20)	(0.09)	0.00	(0.29)
03/31/2013	10.74	0.23	0.49	0.72	(0.32)	(0.25)	0.00	(0.57)
03/31/2012	10.69	0.23	0.25	0.48	(0.26)	(0.17)	0.00	(0.43)
03/31/2011	10.73	0.27	0.44	0.71	(0.32)	(0.43)	0.00	(0.75)
03/31/2010	9.67	0.36	1.30	1.66	(0.42)	(0.18)	0.00	(0.60)
Class P
04/01/2014 - 09/30/2014+	10.63	0.10	0.04	0.14	(0.11)	0.00	0.00	(0.11)
03/31/2014	10.89	0.16	(0.14)	0.02	(0.19)	(0.09)	0.00	(0.28)
03/31/2013	10.74	0.22	0.49	0.71	(0.31)	(0.25)	0.00	(0.56)
03/31/2012	10.69	0.22	0.25	0.47	(0.25)	(0.17)	0.00	(0.42)
03/31/2011	10.73	0.27	0.43	0.70	(0.31)	(0.43)	0.00	(0.74)
12/31/2009 - 03/31/2010	10.48	0.06	0.26	0.32	(0.07)	0.00	0.00	(0.07)

Please see footnotes on page 30.

24	PIMCO BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$10.37	7.45%	$4,147,320	0.475	%*	0.475	%*	0.475	%*	0.475	%*	2.78	%*	48%
9.79	(4.67)	523,326	0.485		0.485		0.475		0.475		2.89		100
10.78	8.49	1,546,068	0.505		0.505		0.475		0.475		2.63		143
10.89	22.39	812,883	0.485		0.485		0.475		0.475		3.14		426
10.39	9.13	443,715	0.485		0.485		0.475		0.475		3.78		363
10.79	1.92	1,175,131	0.495		0.495		0.475		0.475		4.09		415

10.37	7.39	81,958	0.575	*	0.575	*	0.575	*	0.575	*	2.84	*	48
9.79	(4.77)	73,906	0.585		0.585		0.575		0.575		3.00		100
10.78	8.38	40,134	0.605		0.605		0.575		0.575		2.52		143
10.89	22.27	403,440	0.585		0.585		0.575		0.575		3.03		426
10.39	9.03	57,226	0.585		0.585		0.575		0.575		3.61		363
10.79	1.79	10,934	0.595		0.595		0.575		0.575		3.97		415

10.37	7.31	65,008	0.725	*	0.725	*	0.725	*	0.725	*	2.69	*	48
9.79	(4.91)	51,473	0.735		0.735		0.725		0.725		2.74		100
10.78	8.26	66,872	0.755		0.755		0.725		0.725		2.39		143
10.89	22.09	70,022	0.735		0.735		0.725		0.725		2.87		426
10.39	8.86	73,068	0.735		0.735		0.725		0.725		3.46		363
10.79	1.64	92,333	0.745		0.745		0.725		0.725		3.91		415

10.37	7.26	173,618	0.825	*	0.825	*	0.825	*	0.825	*	2.61	*	48
9.79	(5.01)	175,700	0.835		0.835		0.825		0.825		2.63		100
10.78	8.11	208,077	0.855		0.855		0.825		0.825		2.26		143
10.89	21.96	228,297	0.835	(b)	0.835	(b)	0.825	(b)	0.825	(b)	2.76		426
10.39	8.70	192,776	0.885		0.885		0.875		0.875		3.33		363
10.79	1.49	176,403	0.895		0.895		0.875		0.875		3.73		415

10.37	6.86	328	1.575	*	1.575	*	1.575	*	1.575	*	1.88	*	48
9.79	(5.71)	557	1.585		1.585		1.575		1.575		1.77		100
10.78	7.31	2,559	1.605		1.605		1.575		1.575		1.52		143
10.89	21.05	4,282	1.585	(b)	1.585	(b)	1.575	(b)	1.575	(b)	2.08		426
10.39	7.90	7,584	1.635		1.635		1.625		1.625		2.60		363
10.79	0.74	16,774	1.645		1.645		1.625		1.625		3.01		415

10.37	6.86	24,166	1.575	*	1.575	*	1.575	*	1.575	*	1.85	*	48
9.79	(5.71)	25,865	1.585		1.585		1.575		1.575		1.82		100
10.78	7.31	68,538	1.605		1.605		1.575		1.575		1.52		143
10.89	21.06	64,297	1.585	(b)	1.585	(b)	1.575	(b)	1.575	(b)	1.99		426
10.39	7.90	48,209	1.635		1.635		1.625		1.625		2.58		363
10.79	0.74	45,276	1.645		1.645		1.625		1.625		3.00		415

$10.66	1.35%	$2,432,532	0.46	%*	0.46	%*	0.46	%*	0.46	%*	1.97	%*	125%
10.63	0.31	2,433,490	0.46		0.46		0.46		0.46		1.56		237
10.89	6.84	2,666,070	0.46		0.46		0.46		0.46		2.08		373
10.74	4.54	2,505,387	0.46		0.46		0.46		0.46		2.17		391
10.69	6.68	2,333,258	0.46		0.46		0.46		0.46		2.52		325
10.73	17.48	2,034,711	0.47		0.47		0.46		0.46		3.51		844

10.66	1.30	6,482	0.56	*	0.56	*	0.56	*	0.56	*	1.87	*	125
10.63	0.20	13,298	0.56		0.56		0.56		0.56		1.51		237
10.89	6.73	31,824	0.56		0.56		0.56		0.56		2.00		373
10.74	4.44	36,425	0.56		0.56		0.56		0.56		2.08		391
10.69	6.57	826	0.56		0.56		0.56		0.56		2.54		325
10.73	3.01	10	0.56	*	0.56	*	0.56	*	0.56	*	2.27	*	844

Please see footnotes on page 30.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Mortgage-Backed Securities Fund
Institutional Class
04/01/2014 - 09/30/2014+	$10.29	$0.10	$0.18	$0.28	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2014	10.58	0.13	(0.11)	0.02	(0.24)	(0.05)	(0.02)	(0.31)
03/31/2013	10.66	0.10	0.31	0.41	(0.37)	(0.12)	0.00	(0.49)
03/31/2012	10.62	0.24	0.41	0.65	(0.30)	(0.31)	0.00	(0.61)
03/31/2011	10.74	0.31	0.31	0.62	(0.34)	(0.40)	0.00	(0.74)
03/31/2010	10.21	0.54	0.91	1.45	(0.49)	(0.43)	0.00	(0.92)
Class P
04/01/2014 - 09/30/2014+	10.29	0.09	0.19	0.28	(0.14)	0.00	0.00	(0.14)
03/31/2014	10.58	0.11	(0.10)	0.01	(0.23)	(0.05)	(0.02)	(0.30)
03/31/2013	10.66	0.10	0.30	0.40	(0.36)	(0.12)	0.00	(0.48)
03/31/2012	10.62	0.22	0.41	0.63	(0.28)	(0.31)	0.00	(0.59)
03/31/2011	10.74	0.30	0.31	0.61	(0.33)	(0.40)	0.00	(0.73)
03/31/2010	10.21	0.47	0.97	1.44	(0.48)	(0.43)	0.00	(0.91)
Administrative Class
04/01/2014 - 09/30/2014+	10.29	0.08	0.19	0.27	(0.13)	0.00	0.00	(0.13)
03/31/2014	10.58	0.12	(0.12)	0.00	(0.22)	(0.05)	(0.02)	(0.29)
03/31/2013	10.66	0.09	0.30	0.39	(0.35)	(0.12)	0.00	(0.47)
03/31/2012	10.62	0.22	0.40	0.62	(0.27)	(0.31)	0.00	(0.58)
03/31/2011	10.74	0.28	0.31	0.59	(0.31)	(0.40)	0.00	(0.71)
03/31/2010	10.21	0.54	0.88	1.42	(0.46)	(0.43)	0.00	(0.89)
Class D
04/01/2014 - 09/30/2014+	10.29	0.08	0.18	0.26	(0.12)	0.00	0.00	(0.12)
03/31/2014	10.58	0.10	(0.12)	(0.02)	(0.20)	(0.05)	(0.02)	(0.27)
03/31/2013	10.66	0.07	0.30	0.37	(0.33)	(0.12)	0.00	(0.45)
03/31/2012	10.62	0.20	0.40	0.60	(0.25)	(0.31)	0.00	(0.56)
03/31/2011	10.74	0.27	0.30	0.57	(0.29)	(0.40)	0.00	(0.69)
03/31/2010	10.21	0.49	0.92	1.41	(0.45)	(0.43)	0.00	(0.88)
Class A
04/01/2014 - 09/30/2014+	10.29	0.08	0.18	0.26	(0.12)	0.00	0.00	(0.12)
03/31/2014	10.58	0.10	(0.12)	(0.02)	(0.20)	(0.05)	(0.02)	(0.27)
03/31/2013	10.66	0.07	0.30	0.37	(0.33)	(0.12)	0.00	(0.45)
03/31/2012	10.62	0.20	0.40	0.60	(0.25)	(0.31)	0.00	(0.56)
03/31/2011	10.74	0.27	0.30	0.57	(0.29)	(0.40)	0.00	(0.69)
03/31/2010	10.21	0.47	0.94	1.41	(0.45)	(0.43)	0.00	(0.88)
Class B
04/01/2014 - 09/30/2014+	10.29	0.04	0.18	0.22	(0.08)	0.00	0.00	(0.08)
03/31/2014	10.58	0.02	(0.11)	(0.09)	(0.13)	(0.05)	(0.02)	(0.20)
03/31/2013	10.66	(0.01)	0.30	0.29	(0.25)	(0.12)	0.00	(0.37)
03/31/2012	10.62	0.13	0.39	0.52	(0.17)	(0.31)	0.00	(0.48)
03/31/2011	10.74	0.19	0.30	0.49	(0.21)	(0.40)	0.00	(0.61)
03/31/2010	10.21	0.41	0.92	1.33	(0.37)	(0.43)	0.00	(0.80)
Class C
04/01/2014 - 09/30/2014+	10.29	0.04	0.18	0.22	(0.08)	0.00	0.00	(0.08)
03/31/2014	10.58	0.02	(0.11)	(0.09)	(0.13)	(0.05)	(0.02)	(0.20)
03/31/2013	10.66	(0.02)	0.31	0.29	(0.25)	(0.12)	0.00	(0.37)
03/31/2012	10.62	0.12	0.40	0.52	(0.17)	(0.31)	0.00	(0.48)
03/31/2011	10.74	0.19	0.30	0.49	(0.21)	(0.40)	0.00	(0.61)
03/31/2010	10.21	0.40	0.93	1.33	(0.37)	(0.43)	0.00	(0.80)

PIMCO Mortgage Opportunities Fund
Institutional Class
04/01/2014 - 09/30/2014+	$11.06	$0.18	$0.08	$0.26	$(0.22)	$0.00	$0.00	$(0.22)
03/31/2014	11.13	0.39	0.00	0.39	(0.44)	(0.02)	0.00	(0.46)
10/22/2012 - 03/31/2013	10.00	0.14	1.14	1.28	(0.15)	0.00	0.00	(0.15)
Class P
04/01/2014 - 09/30/2014+	11.06	0.17	0.08	0.25	(0.21)	0.00	0.00	(0.21)
03/31/2014	11.13	0.34	0.04	0.38	(0.43)	(0.02)	0.00	(0.45)
10/22/2012 - 03/31/2013	10.00	0.15	1.12	1.27	(0.14)	0.00	0.00	(0.14)

Please see footnotes on page 30.

26	PIMCO BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$10.43	2.74%	$96,932	0.50	%*	0.50	%*	0.50	%*	0.50	%*	1.85	%*	762%
10.29	0.23	111,544	0.50		0.50		0.50		0.50		1.29		1,021
10.58	3.93	252,445	0.50		0.50		0.50		0.50		0.96		1,226
10.66	6.27	197,818	0.50		0.50		0.50		0.50		2.24		1,322
10.62	5.82	192,699	0.50		0.50		0.50		0.50		2.85		966
10.74	14.59	242,791	0.56		0.56		0.50		0.50		5.11		1,035

10.43	2.69	9,089	0.60	*	0.60	*	0.60	*	0.60	*	1.77	*	762
10.29	0.12	8,679	0.60		0.60		0.60		0.60		1.09		1,021
10.58	3.82	36,644	0.60		0.60		0.60		0.60		0.89		1,226
10.66	6.17	42,441	0.60		0.60		0.60		0.60		2.04		1,322
10.62	5.72	28,103	0.60		0.60		0.60		0.60		2.74		966
10.74	14.49	27,825	0.62		0.62		0.60		0.60		4.42		1,035

10.43	2.61	13,756	0.75	*	0.75	*	0.75	*	0.75	*	1.56	*	762
10.29	(0.02)	35,186	0.75		0.75		0.75		0.75		1.19		1,021
10.58	3.67	42,414	0.75		0.75		0.75		0.75		0.81		1,226
10.66	6.01	72,356	0.75		0.75		0.75		0.75		2.00		1,322
10.62	5.56	72,665	0.75		0.75		0.75		0.75		2.61		966
10.74	14.31	73,797	0.84		0.84		0.75		0.75		5.09		1,035

10.43	2.53	49,495	0.90	*	0.90	*	0.90	*	0.90	*	1.46	*	762
10.29	(0.17)	55,106	0.90		0.90		0.90		0.90		0.96		1,021
10.58	3.51	86,378	0.90		0.90		0.90		0.90		0.62		1,226
10.66	5.85	107,224	0.90		0.90		0.90		0.90		1.85		1,322
10.62	5.40	95,938	0.90		0.90		0.90		0.90		2.45		966
10.74	14.14	123,426	0.96		0.96		0.90		0.90		4.67		1,035

10.43	2.53	31,917	0.90	*	0.90	*	0.90	*	0.90	*	1.46	*	762
10.29	(0.17)	38,798	0.90		0.90		0.90		0.90		0.93		1,021
10.58	3.51	77,316	0.90		0.90		0.90		0.90		0.61		1,226
10.66	5.85	87,646	0.90		0.90		0.90		0.90		1.85		1,322
10.62	5.40	97,366	0.90		0.90		0.90		0.90		2.45		966
10.74	14.14	125,408	0.96		0.96		0.90		0.90		4.46		1,035

10.43	2.15	190	1.65	*	1.65	*	1.65	*	1.65	*	0.71	*	762
10.29	(0.92)	337	1.65		1.65		1.65		1.65		0.18		1,021
10.58	2.74	806	1.65		1.65		1.65		1.65		(0.10)		1,226
10.66	5.05	1,396	1.65		1.65		1.65		1.65		1.17		1,322
10.62	4.62	3,229	1.65		1.65		1.65		1.65		1.75		966
10.74	13.30	9,258	1.71		1.71		1.65		1.65		3.84		1,035

10.43	2.15	12,389	1.65	*	1.65	*	1.65	*	1.65	*	0.71	*	762
10.29	(0.92)	13,782	1.65		1.65		1.65		1.65		0.23		1,021
10.58	2.75	22,257	1.65		1.65		1.65		1.65		(0.15)		1,226
10.66	5.06	25,629	1.65		1.65		1.65		1.65		1.11		1,322
10.62	4.62	29,681	1.65		1.65		1.65		1.65		1.72		966
10.74	13.29	48,507	1.71		1.71		1.65		1.65		3.72		1,035

$11.10	2.34%	$1,182,925	0.61	%*	0.61	%*	0.60	%*	0.60	%*	3.25	%*	561%
11.06	3.59	1,104,355	0.61		0.61		0.60		0.60		3.58		736
11.13	12.79	328,002	0.62	*	0.67	*	0.60	*	0.65	*	2.97	*	427

11.10	2.29	68,576	0.71	*	0.71	*	0.70	*	0.70	*	3.06	*	561
11.06	3.49	11,550	0.71		0.71		0.70		0.70		3.05		736
11.13	12.74	11,097	0.72	*	0.77	*	0.70	*	0.75	*	3.01	*	427

Please see footnotes on page 30.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Mortgage Opportunities Fund (Cont.)
Class D
04/01/2014 - 09/30/2014+	$11.06	$0.16	$0.08	$0.24	$(0.20)	$0.00	$0.00	$(0.20)
03/31/2014	11.13	0.32	0.03	0.35	(0.40)	(0.02)	0.00	(0.42)
10/22/2012 - 03/31/2013	10.00	0.12	1.14	1.26	(0.13)	0.00	0.00	(0.13)
Class A
04/01/2014 - 09/30/2014+	11.06	0.16	0.08	0.24	(0.20)	0.00	0.00	(0.20)
03/31/2014	11.13	0.34	0.01	0.35	(0.40)	(0.02)	0.00	(0.42)
10/22/2012 - 03/31/2013	10.00	0.14	1.12	1.26	(0.13)	0.00	0.00	(0.13)
Class C
04/01/2014 - 09/30/2014+	11.06	0.12	0.07	0.19	(0.15)	0.00	0.00	(0.15)
03/31/2014	11.13	0.26	0.00	0.26	(0.31)	(0.02)	0.00	(0.33)
10/22/2012 - 03/31/2013	10.00	0.09	1.13	1.22	(0.09)	0.00	0.00	(0.09)

PIMCO Total Return Fund II
Institutional Class
04/01/2014 - 09/30/2014+	$10.29	$0.10	$0.06	$0.16	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2014	10.65	0.20	(0.31)	(0.11)	(0.20)	(0.05)	0.00	(0.25)
03/31/2013	10.70	0.25	0.41	0.66	(0.26)	(0.45)	0.00	(0.71)
03/31/2012	10.37	0.27	0.34	0.61	(0.28)	0.00	0.00	(0.28)
03/31/2011	10.59	0.23	0.44	0.67	(0.25)	(0.63)	(0.01)	(0.89)
03/31/2010	9.71	0.42	1.01	1.43	(0.50)	(0.05)	0.00	(0.55)
Class P
04/01/2014 - 09/30/2014+	10.29	0.09	0.06	0.15	(0.09)	0.00	0.00	(0.09)
03/31/2014	10.65	0.19	(0.31)	(0.12)	(0.19)	(0.05)	0.00	(0.24)
03/31/2013	10.70	0.23	0.42	0.65	(0.25)	(0.45)	0.00	(0.70)
03/31/2012	10.37	0.26	0.34	0.60	(0.27)	0.00	0.00	(0.27)
03/31/2011	10.59	0.23	0.43	0.66	(0.24)	(0.63)	(0.01)	(0.88)
12/31/2009 - 03/31/2010	10.45	0.06	0.14	0.20	(0.06)	0.00	0.00	(0.06)
Administrative Class
04/01/2014 - 09/30/2014+	10.29	0.08	0.06	0.14	(0.08)	0.00	0.00	(0.08)
03/31/2014	10.65	0.17	(0.31)	(0.14)	(0.17)	(0.05)	0.00	(0.22)
03/31/2013	10.70	0.22	0.42	0.64	(0.24)	(0.45)	0.00	(0.69)
03/31/2012	10.37	0.24	0.34	0.58	(0.25)	0.00	0.00	(0.25)
03/31/2011	10.59	0.21	0.43	0.64	(0.22)	(0.63)	(0.01)	(0.86)
03/31/2010	9.71	0.40	1.00	1.40	(0.47)	(0.05)	0.00	(0.52)

PIMCO Total Return Fund III
Institutional Class
04/01/2014 - 09/30/2014+	$9.46	$0.09	$0.11	$0.20	$(0.09)	$0.00	$0.00	$(0.09)
03/31/2014	9.88	0.17	(0.29)	(0.12)	(0.19)	(0.11)	0.00	(0.30)
03/31/2013	9.76	0.23	0.47	0.70	(0.34)	(0.24)	0.00	(0.58)
03/31/2012	9.64	0.27	0.18	0.45	(0.33)	0.00	0.00	(0.33)
03/31/2011	9.78	0.27	0.44	0.71	(0.30)	(0.55)	0.00	(0.85)
03/31/2010	8.76	0.39	1.10	1.49	(0.47)	0.00	0.00	(0.47)
Class P
04/01/2014 - 09/30/2014+	9.46	0.09	0.11	0.20	(0.09)	0.00	0.00	(0.09)
03/31/2014	9.88	0.15	(0.28)	(0.13)	(0.18)	(0.11)	0.00	(0.29)
03/31/2013	9.76	0.22	0.47	0.69	(0.33)	(0.24)	0.00	(0.57)
03/31/2012	9.64	0.26	0.19	0.45	(0.33)	0.00	0.00	(0.33)
03/31/2011	9.78	0.27	0.43	0.70	(0.29)	(0.55)	0.00	(0.84)
03/31/2010	8.76	0.27	1.21	1.48	(0.46)	0.00	0.00	(0.46)
Administrative Class
04/01/2014 - 09/30/2014+	9.46	0.08	0.11	0.19	(0.08)	0.00	0.00	(0.08)
03/31/2014	9.88	0.14	(0.29)	(0.15)	(0.16)	(0.11)	0.00	(0.27)
03/31/2013	9.76	0.21	0.46	0.67	(0.31)	(0.24)	0.00	(0.55)
03/31/2012	9.64	0.24	0.19	0.43	(0.31)	0.00	0.00	(0.31)
03/31/2011	9.78	0.25	0.43	0.68	(0.27)	(0.55)	0.00	(0.82)
03/31/2010	8.76	0.36	1.11	1.47	(0.45)	0.00	0.00	(0.45)

Please see footnotes on page 30.

28	PIMCO BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$11.10	2.14%	$37,195	1.01	%*	1.01	%*	1.00	%*	1.00	%*	2.85	%*	561%
11.06	3.18	34,083	1.01		1.01		1.00		1.00		2.88		736
11.13	12.59	42,136	1.02	*	1.07	*	1.00	*	1.05	*	2.38	*	427

11.10	2.14	10,529	1.01	*	1.01	*	1.00	*	1.00	*	2.85	*	561
11.06	3.18	19,063	1.01		1.01		1.00		1.00		3.11		736
11.13	12.57	4,653	1.02	*	1.07	*	1.00	*	1.05	*	2.79	*	427

11.10	1.76	6,284	1.76	*	1.76	*	1.75	*	1.75	*	2.10	*	561
11.06	2.40	4,922	1.76		1.76		1.75		1.75		2.33		736
11.13	12.23	2,007	1.77	*	1.82	*	1.75	*	1.80	*	1.82	*	427

$10.35	1.52%	$1,973,064	0.50	%*	0.50	%*	0.50	%*	0.50	%*	1.86	%*	155%
10.29	(1.05)	2,591,315	0.50		0.50		0.50		0.50		1.89		353
10.65	6.23	3,026,082	0.50		0.50		0.50		0.50		2.26		374
10.70	5.95	3,329,568	0.50		0.50		0.50		0.50		2.55		647
10.37	6.40	3,177,804	0.50		0.50		0.50		0.50		2.15		563
10.59	15.00	3,124,654	0.53		0.53		0.50		0.50		4.05		502

10.35	1.47	11,111	0.60	*	0.60	*	0.60	*	0.60	*	1.77	*	155
10.29	(1.15)	11,878	0.60		0.60		0.60		0.60		1.79		353
10.65	6.13	17,169	0.60		0.60		0.60		0.60		2.14		374
10.70	5.84	16,145	0.60		0.60		0.60		0.60		2.45		647
10.37	6.30	6,937	0.60		0.60		0.60		0.60		2.15		563
10.59	1.93	10	0.60	*	0.60	*	0.60	*	0.60	*	2.24	*	502

10.35	1.39	52,058	0.75	*	0.75	*	0.75	*	0.75	*	1.60	*	155
10.29	(1.30)	53,896	0.75		0.75		0.75		0.75		1.64		353
10.65	5.97	69,577	0.75		0.75		0.75		0.75		2.00		374
10.70	5.68	84,512	0.75		0.75		0.75		0.75		2.30		647
10.37	6.13	102,227	0.75		0.75		0.75		0.75		1.91		563
10.59	14.71	89,389	0.78		0.78		0.75		0.75		3.83		502

$9.57	2.14%	$2,496,274	0.50	%*	0.50	%*	0.50	%*	0.50	%*	1.88	%*	138%
9.46	(1.29)	2,989,171	0.50		0.50		0.50		0.50		1.73		316
9.88	7.19	3,853,810	0.50		0.50		0.50		0.50		2.34		376
9.76	4.81	3,582,497	0.50		0.50		0.50		0.50		2.78		522
9.64	7.40	3,147,867	0.50		0.50		0.50		0.50		2.73		377
9.78	17.37	2,995,293	0.53		0.53		0.50		0.50		4.19		459

9.57	2.09	100,485	0.60	*	0.60	*	0.60	*	0.60	*	1.78	*	138
9.46	(1.39)	113,883	0.60		0.60		0.60		0.60		1.61		316
9.88	7.08	111,523	0.60		0.60		0.60		0.60		2.20		376
9.76	4.71	66,045	0.60		0.60		0.60		0.60		2.68		522
9.64	7.29	54,539	0.60		0.60		0.60		0.60		2.69		377
9.78	17.24	3,849	0.60		0.60		0.60		0.60		2.78		459

9.57	2.01	114,028	0.75	*	0.75	*	0.75	*	0.75	*	1.62	*	138
9.46	(1.54)	113,748	0.75		0.75		0.75		0.75		1.47		316
9.88	6.93	119,239	0.75		0.75		0.75		0.75		2.09		376
9.76	4.55	101,645	0.75		0.75		0.75		0.75		2.53		522
9.64	7.14	101,711	0.75		0.75		0.75		0.75		2.51		377
9.78	17.08	72,002	0.78		0.78		0.75		0.75		3.77		459

Please see footnotes on page 30.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Total Return Fund IV
Institutional Class
04/01/2014 - 09/30/2014+	$10.52	$0.07	$0.08	$0.15	$(0.06)	$0.00	$0.00	$(0.06)
03/31/2014	10.90	0.15	(0.32)	(0.17)	(0.14)	(0.07)	0.00	(0.21)
03/31/2013	10.67	0.21	0.63	0.84	(0.31)	(0.30)	0.00	(0.61)
05/26/2011 - 03/31/2012	10.00	0.19	0.63	0.82	(0.15)	0.00	0.00	(0.15)
Class P
04/01/2014 - 09/30/2014+	10.52	0.06	0.09	0.15	(0.06)	0.00	0.00	(0.06)
03/31/2014	10.90	0.15	(0.33)	(0.18)	(0.13)	(0.07)	0.00	(0.20)
03/31/2013	10.67	0.22	0.61	0.83	(0.30)	(0.30)	0.00	(0.60)
05/26/2011 - 03/31/2012	10.00	0.23	0.59	0.82	(0.15)	0.00	0.00	(0.15)
Class A
04/01/2014 - 09/30/2014+	10.52	0.05	0.08	0.13	(0.04)	0.00	0.00	(0.04)
03/31/2014	10.90	0.11	(0.31)	(0.20)	(0.11)	(0.07)	0.00	(0.18)
03/31/2013	10.67	0.16	0.64	0.80	(0.27)	(0.30)	0.00	(0.57)
05/26/2011 - 03/31/2012	10.00	0.17	0.63	0.80	(0.13)	0.00	0.00	(0.13)
Class C
04/01/2014 - 09/30/2014+	10.52	0.01	0.08	0.09	(0.00)^	0.00	0.00	(0.00)^
03/31/2014	10.90	0.04	(0.32)	(0.28)	(0.03)	(0.07)	0.00	(0.10)
06/01/2012 - 03/31/2013	10.90	0.06	0.40	0.46	(0.16)	(0.30)	0.00	(0.46)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.

30	PIMCO BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$10.61	1.43%	$1,497,255	0.50	%*	0.50	%*	0.50	%*	0.50	%*	1.27	%*	122%
10.52	(1.49)	1,288,744	0.50		0.50		0.50		0.50		1.40		422
10.90	8.03	864,590	0.50		0.50		0.50		0.50		1.95		540
10.67	8.27	698,774	0.50	*	0.51	*	0.50	*	0.51	*	2.16	*	771

10.61	1.38	180	0.60	*	0.60	*	0.60	*	0.60	*	1.19	*	122
10.52	(1.59)	227	0.60		0.60		0.60		0.60		1.37		422
10.90	7.93	394	0.60		0.60		0.60		0.60		1.95		540
10.67	8.18	4,969	0.60	*	0.61	*	0.60	*	0.61	*	2.54	*	771

10.61	1.25	20,487	0.85	*	0.85	*	0.85	*	0.85	*	0.93	*	122
10.52	(1.83)	22,889	0.85		0.85		0.85		0.85		1.07		422
10.90	7.66	21,829	0.85		0.85		0.85		0.85		1.50		540
10.67	7.98	2,184	0.85	*	0.86	*	0.85	*	0.86	*	1.94	*	771

10.61	0.90	3,816	1.56	*	1.60	*	1.56	*	1.60	*	0.23	*	122
10.52	(2.54)	5,520	1.60		1.60		1.60		1.60		0.33		422
10.90	4.33	4,095	1.60	*	1.60	*	1.60	*	1.60	*	0.69	*	540

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	31

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Extended Duration Fund	PIMCO GNMA Fund	PIMCO Investment Grade Corporate Bond Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund

Assets:
Investments, at value
Investments in securities*	$358,653	$1,269,546	$6,612,886	$5,861,862	$4,500,948
Investments in Affiliates	12,721	413,768	24,535	295,585	164,059
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	50	2,634	652	0
Over the counter	804	166	81,457	16,282	6,733
Cash	0	0	0	632	20,300
Deposits with counterparty	0	25	742	85	211
Foreign currency, at value	7	0	9,683	232	0
Receivable for investments sold	20,317	894,766	237,970	149,660	19,516
Receivable for investments sold on a delayed-delivery basis	0	0	2,241	5,148	0
Receivable for Fund shares sold	16,176	5,693	8,550	7,070	1,526
Interest and dividends receivable	387	1,904	65,054	54,301	42,110
Dividends receivable from Affiliates	2	104	6	69	24
Other assets	11	0	32	168	86
	409,078	2,586,022	7,045,790	6,391,746	4,755,513

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$444	$0	$9,258	$166,338	$59,296
Payable for sale-buyback transactions	45,691	0	634,344	640,848	154,005
Payable for short sales	0	263,421	0	20,011	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	2,054	5	33
Over the counter	689	122	47,081	11,536	8,262
Payable for investments purchased	0	1,409,112	134,973	154	20,664
Payable for investments in Affiliates purchased	2	104	6	69	24
Payable for investments purchased on a delayed-delivery basis	0	0	2,752	0	0
Deposits from counterparty	0	493	47,515	10,573	1,470
Payable for Fund shares redeemed	5,186	2,881	30,618	69,928	17,490
Dividends payable	30	82	1,842	509	151
Overdraft due to custodian	0	0	0	0	0
Accrued investment advisory fees	67	182	1,201	1,099	775
Accrued supervisory and administrative fees	68	250	1,462	1,101	882
Accrued distribution fees	0	95	445	0	27
Accrued servicing fees	0	83	304	0	36
Reimbursement to PIMCO	0	0	0	0	0
Other liabilities	0	0	7	0	0
	52,177	1,676,825	913,862	922,171	263,115

Net Assets	$356,901	$909,197	$6,131,928	$5,469,575	$4,492,398

Net Assets Consist of:
Paid in capital	$362,561	$951,122	$5,855,767	$5,145,727	$4,634,239
Undistributed (overdistributed) net investment income	264	(2,674)	(28,883)	10,939	6,002
Accumulated undistributed net realized gain (loss)	(38,225)	(37,297)	64,784	(93,945)	(201,256)
Net unrealized appreciation (depreciation)	32,301	(1,954)	240,260	406,854	53,413
	$356,901	$909,197	$6,131,928	$5,469,575	$4,492,398

Cost of Investments in Securities	$326,641	$1,271,574	$6,399,303	$5,461,387	$4,447,557
Cost of Investments in Affiliates	$12,721	$413,763	$24,535	$295,593	$164,056
Cost of Foreign Currency Held	$7	$0	$9,732	$238	$0
Proceeds Received on Short Sales	$0	$263,061	$0	$19,945	$0
Cost or Premiums of Financial Derivative Instruments, net	$(165)	$(147)	$(7,456)	$(2,049)	$(1,648)

* Includes repurchase agreements of:	$606	$1,957	$797	$0	$1,323

32	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

PIMCO Moderate Duration Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Mortgage Opportunities Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund III	PIMCO Total Return Fund IV

$1,977,458	$302,612	$1,403,623	$1,845,209	$2,392,810	$1,115,883
665,392	28,745	115,220	552,139	580,272	445,624

724	13	469	770	1,534	581
34,669	22	6,263	660	41,648	15,541
860	0	61	1	693	2,701
417	6	255	363	562	345
152	0	0	0	989	568
93,240	268,244	1,164,661	327,966	209,522	40,523
0	0	0	0	0	0
884	248	1,045	593	1,242	4,570
9,322	638	4,196	10,369	15,312	7,124
200	5	25	185	234	118
0	0	7	0	0	0
2,783,318	600,533	2,695,825	2,738,255	3,244,818	1,633,578

$0	$0	$0	$0	$0	$0
0	0	68,865	0	0	0
0	53,769	274,412	98,439	0	0

615	0	393	870	1,303	736
9,658	24	7,242	1,757	15,585	5,531
302,058	332,169	1,028,768	452,605	421,667	91,204
200	5	25	185	234	118
0	0	0	0	0	0
25,503	137	3,550	1,250	26,670	10,180
4,980	511	6,145	145,715	67,100	3,460
354	22	147	239	218	0
0	0	107	0	0	0
508	43	361	475	608	300
428	55	270	476	616	302
0	21	11	11	23	3
0	9	4	0	0	5
0	0	15	0	0	0
0	0	1	0	7	1
344,304	386,765	1,390,316	702,022	534,031	111,840

$2,439,014	$213,768	$1,305,509	$2,036,233	$2,710,787	$1,521,738

$2,390,915	$224,705	$1,289,109	$1,965,425	$2,660,181	$1,511,878
(14,189)	(1,018)	(7,226)	8,039	(5,551)	(3,534)
27,309	(13,606)	(10,836)	12,830	18,351	9,111
34,979	3,687	34,462	49,939	37,806	4,283
$2,439,014	$213,768	$1,305,509	$2,036,233	$2,710,787	$1,521,738

$1,962,104	$298,938	$1,370,639	$1,790,856	$2,382,584	$1,115,005
$665,420	$28,745	$115,217	$552,160	$580,272	$445,654
$154	$0	$0	$0	$992	$574
$0	$53,634	$273,874	$98,441	$0	$0
$(1,624)	$(92)	$(4,054)	$(4,058)	$(6,461)	$(1,385)

$2,783	$479	$11,639	$5,891	$4,867	$54,905

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	33

Statements of Assets and Liabilities (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO Extended Duration Fund	PIMCO GNMA Fund	PIMCO Investment Grade Corporate Bond Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund

Net Assets:
Institutional Class	$331,927	$312,318	$3,716,115	$5,453,557	$4,147,320
Class P	24,974	78,691	345,043	16,018	81,958
Administrative Class	NA	NA	144,381	NA	65,008
Class D	NA	112,674	423,024	NA	NA
Class A	NA	286,053	956,609	NA	173,618
Class B	NA	927	NA	NA	328
Class C	NA	118,534	546,756	NA	24,166

Shares Issued and Outstanding:
Institutional Class	44,028	27,673	349,249	472,606	400,126
Class P	3,313	6,972	32,428	1,388	7,907
Administrative Class	NA	NA	13,569	NA	6,272
Class D	NA	9,984	39,757	NA	NA
Class A	NA	25,345	89,904	NA	16,750
Class B	NA	82	NA	NA	32
Class C	NA	10,503	51,385	NA	2,332

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$7.54	$11.29	$10.64	$11.54	$10.37
Class P	7.54	11.29	10.64	11.54	10.37
Administrative Class	NA	NA	10.64	NA	10.37
Class D	NA	11.29	10.64	NA	NA
Class A	NA	11.29	10.64	NA	10.37
Class B	NA	11.29	NA	NA	10.37
Class C	NA	11.29	10.64	NA	10.37

^	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

34	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

PIMCO Moderate Duration Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Mortgage Opportunities Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund III	PIMCO Total Return Fund IV

$2,432,532	$96,932	$1,182,925	$1,973,064	$2,496,274	$1,497,255
6,482	9,089	68,576	11,111	100,485	180
NA	13,756	NA	52,058	114,028	NA
NA	49,495	37,195	NA	NA	NA
NA	31,917	10,529	NA	NA	20,487
NA	190	NA	NA	NA	NA
NA	12,389	6,284	NA	NA	3,816

228,241	9,296	106,550	190,688	260,814	141,050
608	872	6,177	1,074	10,499	17
NA	1,319	NA	5,031	11,914	NA
NA	4,746	3,350	NA	NA	NA
NA	3,061	948	NA	NA	1,930
NA	18	NA	NA	NA	NA
NA	1,188	566	NA	NA	360

$10.66	$10.43	$11.10	$10.35	$9.57	$10.61
10.66	10.43	11.10	10.35	9.57	10.61
NA	10.43	NA	10.35	9.57	NA
NA	10.43	11.10	NA	NA	NA
NA	10.43	11.10	NA	NA	10.61
NA	10.43	NA	NA	NA	NA
NA	10.43	11.10	NA	NA	10.61

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	35

Statements of Operations

Six Months Ended September 30, 2014 (Unaudited)
(Amounts in thousands)	PIMCO Extended Duration Fund	PIMCO GNMA Fund	PIMCO Investment Grade Corporate Bond Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund

Investment Income:
Interest, net of foreign taxes*	$5,645	$8,978	$115,882	$113,533	$31,573
Dividends	0	0	1,606	533	0
Dividends from Investments in Affiliates	10	443	13	296	54
Miscellaneous income	0	0	1	0	0
Total Income	5,655	9,421	117,502	114,362	31,627

Expenses:
Investment advisory fees	392	1,165	6,815	6,205	2,136
Supervisory and administrative fees	401	1,616	8,519	6,212	2,508
Distribution and/or servicing fees - Administrative Class	0	0	181	0	68
Distribution and/or servicing fees - Class D	0	146	555	0	0
Distribution fees - Class B	0	6	0	0	2
Distribution fees - Class C	0	480	2,171	0	95
Servicing fees - Class A	0	395	1,312	0	216
Servicing fees - Class B	0	2	0	0	1
Servicing fees - Class C	0	160	724	0	32
Trustee fees	0	1	3	2	0
Interest expense	16	2	340	323	23
Miscellaneous expense	0	0	0	0	0
Total Expenses	809	3,973	20,620	12,742	5,081
Waiver and/or Reimbursement by PIMCO	0	0	0	0	0
Net Expenses	809	3,973	20,620	12,742	5,081

Net Investment Income	4,846	5,448	96,882	101,620	26,546

Net Realized Gain (Loss):
Investments in securities	2,762	10,560	34,472	23,074	7,585
Investments in Affiliates	0	15	17	37	4
Exchange-traded or centrally cleared financial derivative instruments	100	0	13,777	3,840	1,381
Over the counter financial derivative instruments	210	272	41,673	1,831	0
Foreign currency	(13)	0	(518)	(78)	0
Net Realized Gain (Loss)	3,059	10,847	89,421	28,704	8,970

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	29,841	5,484	(8,287)	154,730	64,444
Investments in Affiliates	1	(5)	0	(21)	2
Exchange-traded or centrally cleared financial derivative instruments	48	238	(13,282)	(2,350)	61
Over the counter financial derivative instruments	140	60	17,436	3,781	(75)
Foreign currency assets and liabilities	(2)	0	(845)	(53)	0
Net Change in Unrealized Appreciation (Depreciation)	30,028	5,777	(4,978)	156,087	64,432
Net Gain	33,087	16,624	84,443	184,791	73,402

Net Increase in Net Assets Resulting from Operations	$37,933	$22,072	$181,325	$286,411	$99,948

* Foreign tax withholdings	$0	$0	$4	$0	$0

36	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Moderate Duration Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Mortgage Opportunities Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund III	PIMCO Total Return Fund IV

$29,939	$2,737	$24,497	$28,391	$35,841	$12,130
238	0	0	318	572	0
907	23	80	857	1,135	579
0	0	0	0	0	0
31,084	2,760	24,577	29,566	37,548	12,709

3,193	294	2,225	3,129	3,951	1,791
2,690	374	1,651	3,134	4,008	1,805
0	35	0	66	145	0
0	64	45	0	0	0
0	1	0	0	0	0
0	49	21	0	0	19
0	46	24	0	0	28
0	0	0	0	0	0
0	16	7	0	0	6
1	0	1	1	2	1
5	1	68	4	4	1
0	0	16	0	0	0
5,889	880	4,058	6,334	8,110	3,651
0	0	(1)	0	0	(1)
5,889	880	4,057	6,334	8,110	3,650

25,195	1,880	20,520	23,232	29,438	9,059

6,037	2,536	(2,556)	12,726	4,128	1,554
(32)	1	4	(20)	(29)	34
11,279	0	(1,035)	15,048	12,288	9,364
11,776	71	2,411	2,891	19,835	5,607
(805)	0	(55)	0	(279)	(93)
28,255	2,608	(1,231)	30,645	35,943	16,466

(35,965)	1,660	8,097	5,597	(20,067)	(6,694)
33	1	3	(21)	(19)	(51)
(9,771)	58	(97)	(18,382)	(5,247)	(9,243)
26,016	6	1,744	(364)	27,655	10,959
24	0	30	0	(16)	(167)
(19,663)	1,725	9,777	(13,170)	2,306	(5,196)
8,592	4,333	8,546	17,475	38,249	11,270

$33,787	$6,213	$29,066	$40,707	$67,687	$20,329

$0	$0	$0	$0	$7	$1

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	37

Statements of Changes in Net Assets

	PIMCO Extended Duration Fund		PIMCO GNMA Fund		PIMCO Investment Grade Corporate Bond Fund		PIMCO Long Duration Total Return Fund

(Amounts in thousands)	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,846	$7,924	$5,448	$14,741	$96,882	$252,096	$101,620	$225,263
Net realized gain (loss)	3,059	(30,590)	10,847	(15,562)	89,421	(23,873)	28,704	(70,071)
Net change in unrealized appreciation (depreciation)	30,028	2,984	5,777	(24,247)	(4,978)	(425,844)	156,087	(347,202)
Net increase (decrease) resulting from operations	37,933	(19,682)	22,072	(25,068)	181,325	(197,621)	286,411	(192,010)

Distributions to Shareholders:
From net investment income
Institutional Class	(4,215)	(4,824)	(3,207)	(11,070)	(56,977)	(116,434)	(97,031)	(215,851)
Class P	(270)	(346)	(564)	(2,450)	(5,624)	(10,612)	(282)	(694)
Administrative Class	0	0	0	0	(2,626)	(4,630)	0	0
Class D	0	0	(972)	(4,229)	(7,725)	(15,570)	0	0
Class A	0	0	(2,637)	(11,662)	(18,280)	(33,160)	0	0
Class B	0	0	(9)	(102)	0	0	0	0
Class C	0	0	(591)	(3,684)	(7,913)	(12,710)	0	0
From net realized capital gains
Institutional Class	0	(8,568)	0	(412)	0	(84,558)	0	(51,369)
Class P	0	(528)	0	(95)	0	(8,960)	0	(195)
Administrative Class	0	0	0	0	0	(4,362)	0	0
Class D	0	0	0	(176)	0	(15,114)	0	0
Class A	0	0	0	(498)	0	(35,547)	0	0
Class B	0	0	0	(5)	0	0	0	0
Class C	0	0	0	(213)	0	(19,675)	0	0
Tax basis return of capital
Institutional Class	0	(2,416)	0	(144)	0	(36,088)	0	0
Class P	0	(182)	0	(33)	0	(3,417)	0	0
Administrative Class	0	0	0	0	0	(1,578)	0	0
Class D	0	0	0	(63)	0	(5,647)	0	0
Class A	0	0	0	(173)	0	(12,092)	0	0
Class B	0	0	0	(2)	0	0	0	0
Class C	0	0	0	(76)	0	(6,816)	0	0

Total Distributions	(4,485)	(16,864)	(7,980)	(35,087)	(99,145)	(426,970)	(97,313)	(268,109)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	46,328	46,033	(57,484)	(670,734)	708,799	(4,957,315)	563,922	(1,513,689)

Total Increase (Decrease) in Net Assets	79,776	9,487	(43,392)	(730,889)	790,979	(5,581,906)	753,020	(1,973,808)

Net Assets:
Beginning of period	277,125	267,638	952,589	1,683,478	5,340,949	10,922,855	4,716,555	6,690,363
End of period*	$356,901	$277,125	$909,197	$952,589	$6,131,928	$5,340,949	$5,469,575	$4,716,555

* Including undistributed (overdistributed) net investment income of:	$264	$(97)	$(2,674)	$(142)	$(28,883)	$(26,620)	$10,939	$6,632

**	See Note 12 in the Notes to Financial Statements.

38	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Long-Term U.S. Government Fund		PIMCO Moderate Duration Fund		PIMCO Mortgage-Backed Securities Fund		PIMCO Mortgage Opportunities Fund		PIMCO Total Return Fund II

Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Period from March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

$26,546	$38,671	$25,195	$40,029	$1,880	$4,010	$20,520	$27,132	$23,232	$53,849
8,970	(176,254)	28,255	(7,074)	2,608	(9,007)	(1,231)	(7,885)	30,645	(5,535)
64,432	(3,374)	(19,663)	(30,718)	1,725	1,490	9,777	15,899	(13,170)	(82,345)
99,948	(140,957)	33,787	2,237	6,213	(3,507)	29,066	35,146	40,707	(34,031)

(21,767)	(29,148)	(26,798)	(47,937)	(1,312)	(3,960)	(23,001)	(28,678)	(22,649)	(53,034)
(973)	(1,354)	(149)	(409)	(112)	(390)	(582)	(297)	(101)	(257)
(710)	(1,506)	0	0	(342)	(802)	0	0	(422)	(983)
0	0	0	0	(587)	(1,277)	(627)	(1,293)	0	0
(2,193)	(4,585)	0	0	(418)	(1,042)	(333)	(394)	0	0
(4)	(21)	0	0	(2)	(6)	0	0	0	0
(226)	(718)	0	0	(102)	(212)	(78)	(100)	0	0

0	(9,614)	0	(20,506)	0	(598)	0	(1,231)	0	(13,216)
0	(1,162)	0	(115)	0	(64)	0	(7)	0	(65)
0	(983)	0	0	0	(158)	0	0	0	(271)
0	0	0	0	0	(245)	0	(52)	0	0
0	(3,029)	0	0	0	(201)	0	(17)	0	0
0	(13)	0	0	0	(2)	0	0	0	0
0	(546)	0	0	0	(68)	0	(5)	0	0

0	0	0	0	0	(249)	0	0	0	0
0	0	0	0	0	(26)	0	0	0	0
0	0	0	0	0	(55)	0	0	0	0
0	0	0	0	0	(95)	0	0	0	0
0	0	0	0	0	(78)	0	0	0	0
0	0	0	0	0	(1)	0	0	0	0
0	0	0	0	0	(25)	0	0	0	0

(25,873)	(52,679)	(26,947)	(68,967)	(2,875)	(9,554)	(24,621)	(32,074)	(23,172)	(67,826)

3,567,496	(887,785)	(14,614)	(184,376)	(53,002)	(241,767)	127,091	783,006	(638,391)	(353,882)

3,641,571	(1,081,421)	(7,774)	(251,106)	(49,664)	(254,828)	131,536	786,078	(620,856)	(455,739)

850,827	1,932,248	2,446,788	2,697,894	263,432	518,260	1,173,973	387,895	2,657,089	3,112,828
$4,492,398	$850,827	$2,439,014	$2,446,788	$213,768	$263,432	$1,305,509	$1,173,973	$2,036,233	$2,657,089

$6,002	$5,329	$(14,189)	$(12,437)	$(1,018)	$(23)	$(7,226)	$(3,125)	$8,039	$7,979

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	39

Statements of Changes in Net Assets (Cont.)

	PIMCO Total Return Fund III		PIMCO Total Return Fund IV

(Amounts in thousands)	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$29,438	$62,888	$9,059	$15,140
Net realized gain (loss)	35,943	7,007	16,466	(10,288)
Net change in unrealized appreciation (depreciation)	2,306	(126,601)	(5,196)	(16,148)
Net increase (decrease) resulting from operations	67,687	(56,706)	20,329	(11,296)

Distributions to Shareholders:
From net investment income
Institutional Class	(28,221)	(67,484)	(7,943)	(14,088)
Class P	(1,030)	(2,090)	(1)	(3)
Administrative Class	(968)	(1,978)	0	0
Class A	0	0	(89)	(224)
Class C	0	0	(2)	(15)
From net realized capital gains
Institutional Class	0	(35,727)	0	(8,065)
Class P	0	(1,262)	0	(1)
Administrative Class	0	(1,266)	0	0
Class A	0	0	0	(155)
Class C	0	0	0	(38)

Total Distributions	(30,219)	(109,807)	(8,035)	(22,589)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(543,483)	(701,257)	192,064	460,357

Total Increase (Decrease) in Net Assets	(506,015)	(86,770)	204,358	426,472

Net Assets:
Beginning of period	3,216,802	4,084,572	1,317,380	890,908
End of period*	$2,710,787	$3,216,802	$1,521,738	$1,317,380

* Including (overdistributed) net investment income of:	$(5,551)	$(4,770)	$(3,534)	$(4,558)

**	See Note 12 in the Notes to Financial Statements.

40	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Extended Duration Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.5%

CORPORATE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%
Georgia-Pacific LLC
7.750% due 11/15/2029	$30	$42

Total Corporate Bonds & Notes (Cost $29)		42

MUNICIPAL BONDS & NOTES 0.1%

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	78

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	81

Total Municipal Bonds & Notes (Cost $189)		159

U.S. GOVERNMENT AGENCIES 6.6%
Fannie Mae
3.765% due 12/01/2025	2,000	2,124
4.000% due 02/25/2019	43	45
5.000% due 08/25/2033	52	58
5.500% due 04/25/2033 - 08/25/2035	90	96
6.000% due 12/25/2034	180	225
Fannie Mae Strips
0.000% due 11/15/2030	400	224
Financing Corp.
0.000% due 09/26/2019	200	180
Freddie Mac
0.000% due 03/15/2028 - 07/15/2031	12,009	7,269
5.500% due 02/15/2024	54	61
6.000% due 06/15/2035	291	344
Freddie Mac Strips
0.000% due 03/15/2031	5,700	3,112
Ginnie Mae
5.500% due 10/20/2037	145	173
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	5,100	3,998
5.500% due 09/18/2023 - 12/04/2023	1,000	1,212
NCUA Guaranteed Notes
0.526% due 11/06/2017	723	725

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Resolution Funding Corp. Strips
0.000% due 04/15/2028 - 04/15/2029	$3,191	$2,023
Small Business Administration
5.290% due 12/01/2027	244	271
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,410

Total U.S. Government Agencies (Cost $21,879)		23,550

U.S. TREASURY OBLIGATIONS 92.1%
U.S. Treasury Bonds
3.125% due 11/15/2041 (c)	3,100	3,076
3.125% due 08/15/2044 (c)	900	886
3.375% due 05/15/2044 (c)	5,100	5,267
3.500% due 02/15/2039 (c)	800	852
3.750% due 11/15/2043 (c)	5,900	6,523
4.250% due 05/15/2039	300	359
4.375% due 11/15/2039 (c)	2,100	2,563
4.500% due 08/15/2039 (c)	4,700	5,835
4.625% due 02/15/2040 (c)	500	633
U.S. Treasury Inflation Protected Securities (a)
1.375% due 02/15/2044 (c)	3,883	4,160
2.000% due 01/15/2026	240	274
3.625% due 04/15/2028	442	601
U.S. Treasury Strips
0.000% due 05/15/2033	14,200	7,850
0.000% due 02/15/2036	22,600	11,656
0.000% due 05/15/2036	25,000	12,430
0.000% due 11/15/2039	68,000	30,261
0.000% due 02/15/2040	13,000	5,747
0.000% due 08/15/2040	49,200	21,316
0.000% due 02/15/2041	13,300	5,592
0.000% due 11/15/2041	10,000	4,123
0.000% due 02/15/2042 (c)	150,500	61,332
0.000% due 08/15/2042	131,500	52,350
0.000% due 11/15/2042	161,400	63,579
0.000% due 11/15/2043	56,500	21,490

Total U.S. Treasury Obligations (Cost $298,566)		328,755

MORTGAGE-BACKED SECURITIES 0.5%
Countrywide Home Loan Mortgage Pass-Through Trust
2.584% due 09/25/2047 ^	537	484
Credit Suisse First Boston Mortgage Securities Corp.
2.248% due 07/25/2033	2	2
JPMorgan Mortgage Trust
2.607% due 07/25/2035	234	241
WaMu Mortgage Pass-Through Certificates Trust
0.845% due 01/25/2047	4	4
2.176% due 10/25/2046	11	10

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		$1,100	$1,190

Total Mortgage-Backed Securities (Cost $1,739)			1,931

ASSET-BACKED SECURITIES 0.0%
Bear Stearns Asset-Backed Securities Trust
2.814% due 07/25/2036		7	6

Total Asset-Backed Securities (Cost $7)			6

SOVEREIGN ISSUES 1.0%
Canada Housing Trust
2.400% due 12/15/2022	CAD	300	267
Province of Ontario
4.600% due 06/02/2039		2,000	2,074
4.650% due 06/02/2041		1,200	1,263

Total Sovereign Issues (Cost $3,626)			3,604

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (b) 0.2%
			606

Total Short-Term Instruments (Cost $606)			606

Total Investments in Securities (Cost $326,641)			358,653

		SHARES
INVESTMENTS IN AFFILIATES 3.6%

SHORT-TERM INSTRUMENTS 3.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%
PIMCO Short-Term Floating NAV Portfolio		1,271,325	12,721

Total Short-Term Instruments (Cost $12,721)			12,721

Total Investments in Affiliates (Cost $12,721)			12,721

Total Investments 104.1% (Cost $339,362)			$371,374

Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $(165))			115

Other Assets and Liabilities, net (4.1%)			(14,588)

Net Assets 100.0%			$356,901

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	41

Schedule of Investments PIMCO Extended Duration Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$606	U.S. Treasury Notes 1.500% due 02/28/2019	$(621)	$606	$606

Total Repurchase Agreements						$(621)	$606	$606

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.160%	09/12/2014	10/14/2014	$(225)	$(225)
	0.160%	09/17/2014	10/17/2014	(219)	(219)

Total Reverse Repurchase Agreements					$(444)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.180%	09/16/2014	10/16/2014	$(882)	$(882)
FOB	0.110%	10/01/2014	10/10/2014	(13,924)	(13,935)
	0.130%	10/01/2014	10/17/2014	(206)	(206)
GSC	0.120%	09/10/2014	10/10/2014	(2,556)	(2,559)
	0.140%	09/11/2014	10/10/2014	(3,983)	(3,987)
	0.150%	09/18/2014	10/17/2014	(5,164)	(5,171)
	0.230%	09/24/2014	10/08/2014	(2,643)	(2,643)
	0.240%	09/30/2014	10/10/2014	(1,442)	(1,442)
MSC	0.050%	09/25/2014	10/02/2014	(881)	(881)
	0.220%	09/22/2014	10/06/2014	(218)	(218)
	0.230%	09/24/2014	10/01/2014	(13,767)	(13,767)

Total Sale-Buyback Transactions					$(45,691)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $26,473 at a weighted average interest rate of 0.118%.
(3)	Payable for sale-buyback transactions includes $24 of deferred price drop on sale-buyback transactions.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(c)	Securities with an aggregate market value of $45,972 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BSN	$0	$(444)	$0	$0	$(444)	$438	$(6)
SSB	606	0	0	0	606	(621)	(15)

Master Securities Forward Transaction Agreement
BCY	0	0	(882)	0	(882)	876	(6)
FOB	0	0	(14,141)	0	(14,141)	13,957	(184)
GSC	0	0	(15,802)	0	(15,802)	15,553	(249)
MSC	0	0	(14,866)	0	(14,866)	14,858	(8)
TDM	0	0	0	0	0	(19)	(19)

Total Borrowings and Other Financing Transactions	$606	$(444)	$(45,691)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

42	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	10/2014		CAD	3,581	$	3,250	$54	$0
	11/2014		EUR	1,450		1,943	111	0

GLM	10/2014		JPY	183,400		1,762	89	0

JPM	10/2014	$		1,685	JPY	183,400	0	(13)
	11/2014		JPY	183,400	$	1,685	13	0

Total Forward Foreign Currency Contracts							$267	$(13)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$	1,600	$141	$148

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017		2,600	218	241

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017		1,600	141	148

								$500	$537

Total Purchased Options								$500	$537

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$	3,400	$(31)	$(1)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$	3,600	$(149)	$(161)

DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/05/2015		15,800	(44)	(19)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	01/05/2015		15,800	(49)	(66)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017		5,600	(225)	(250)

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017		3,600	(149)	(161)

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	12/02/2014		3,400	(7)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	12/02/2014		3,400	(11)	(12)

								$(634)	$(675)

Total Written Options								$(665)	$(676)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	Notional Amount	Premiums
Balance at Beginning of Period	$20,000	$(191)
Sales	51,200	(634)
Closing Buys	0	0
Expirations	(8,300)	108
Exercised	(8,300)	52

Balance at End of Period	$54,600	$(665)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	43

Schedule of Investments PIMCO Extended Duration Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
BOA	$165	$148	$0	$313	$0	$(161)	$0	$(161)	$152	$0	$152
CBK	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
DUB	0	241	0	241	0	(335)	0	(335)	(94)	0	(94)
GLM	89	0	0	89	0	0	0	0	89	0	89
JPM	13	148	0	161	(13)	(161)	0	(174)	(13)	0	(13)
MYC	0	0	0	0	0	(18)	0	(18)	(18)	0	(18)

Total Over the Counter	$267	$537	$0	$804	$(13)	$(676)	$0	$(689)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$267	$0	$267
Purchased Options	0	0	0	0	537	537

	$0	$0	$0	$267	$537	$804

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13	$0	$13
Written Options	0	0	0	0	676	676

	$0	$0	$0	$13	$676	$689

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$208	$208
Swap Agreements	0	0	0	0	(108)	(108)

	$0	$0	$0	$0	$100	$100

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$102	$0	$102
Written Options	0	0	0	0	108	108

	$0	$0	$0	$102	$108	$210

	$0	$0	$0	$102	$208	$310

44	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(26)	$(26)
Swap Agreements	0	0	0	0	74	74

	$0	$0	$0	$0	$48	$48

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$210	$0	$210
Purchased Options	0	0	0	0	37	37
Written Options	0	0	0	0	(107)	(107)

	$0	$0	$0	$210	$(70)	$140

	$0	$0	$0	$210	$(22)	$188

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$42	$0	$42
Municipal Bonds & Notes
Ohio	0	78	0	78
West Virginia	0	81	0	81
U.S. Government Agencies	0	23,550	0	23,550
U.S. Treasury Obligations	0	328,755	0	328,755
Mortgage-Backed Securities	0	1,931	0	1,931
Asset-Backed Securities	0	6	0	6
Sovereign Issues	0	3,604	0	3,604
Short-Term Instruments
Repurchase Agreements	0	606	0	606
	$0	$358,653	$0	$358,653

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,721	$0	$0	$12,721

Total Investments	$12,721	$358,653	$0	$371,374

Financial Derivative Instruments - Assets
Over the counter	$0	$804	$0	$804

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(689)	$0	$(689)

Totals	$12,721	$358,768	$0	$371,489

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	45

Schedule of Investments PIMCO GNMA Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 139.6%

U.S. GOVERNMENT AGENCIES 125.1%
Fannie Mae
2.000% due 07/01/2028 - 09/01/2028	$3,585	$3,513
2.494% due 01/25/2022 (a)	6,298	734
2.500% due 10/01/2044	1,000	947
3.000% due 10/01/2029 - 11/01/2044	7,100	7,097
3.000% due 09/25/2039 - 04/25/2043 (a)	21,257	2,841
3.500% due 10/01/2029 - 11/01/2029	10,000	10,505
3.538% due 10/25/2042	756	628
3.765% due 12/01/2025	3,000	3,186
4.000% due 07/01/2018 - 10/01/2044	18,943	20,038
4.002% due 03/01/2018	2	3
4.500% due 06/25/2024 (a)	1,314	96
4.500% due 10/01/2029	1,000	1,056
4.723% due 01/25/2017 (a)	12,471	530
5.000% due 11/01/2044	16,000	17,625
5.500% due 02/01/2027 - 11/01/2039	867	973
5.768% due 01/25/2043	4,469	3,723
5.996% due 08/25/2042 (a)	2,566	492
6.000% due 11/01/2028 - 11/01/2044	13,099	14,903
6.096% due 02/25/2043 (a)	17,257	3,447
6.496% due 08/25/2018 (a)	33,961	6,118
Freddie Mac
0.000% due 05/15/2033 (b)	947	851
1.174% due 11/25/2022 (a)	7,854	532
1.192% due 01/25/2020 (a)	37,697	1,703
1.250% due 10/02/2019	4,200	4,086
1.422% due 04/25/2021 (a)	24,362	1,651
1.507% due 11/25/2019 (a)	13,548	786
2.166% due 05/01/2019	2	2
2.500% due 01/15/2040 (a)	5,412	680
2.575% due 05/01/2031	9	9
3.000% due 02/15/2041 - 07/01/2043	6,867	6,640
4.000% due 11/15/2042 (a)	3,578	633
5.000% due 10/01/2029	123	136
5.500% due 06/01/2035 - 03/01/2041	242	271
7.500% due 08/15/2029 (a)	9	2
11.590% due 10/15/2035	1,348	1,423
11.855% due 05/15/2035	1,779	1,882
15.382% due 05/15/2041	13,963	14,875
Ginnie Mae
0.000% due 12/20/2032 - 01/20/2041 (b)	2,099	1,698
0.000% due 10/16/2042 (a)	2,441	0
0.026% due 01/16/2044 (a)	13,860	9
0.102% due 01/16/2052 (a)	26,668	529
0.354% due 01/16/2031 - 02/16/2032	648	649
0.404% due 08/16/2032	222	222
0.425% due 11/16/2051 (a)	24,796	585
0.454% due 12/16/2026 - 08/16/2031	234	235
0.604% due 11/16/2029	835	838
0.654% due 05/16/2027 - 07/16/2028	70	70
0.704% due 04/16/2032	94	94
0.835% due 02/20/2060	19,945	20,194

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.876% due 09/20/2063	$4,398	$4,472
1.024% due 03/20/2058	5,981	6,058
1.072% due 04/16/2042 (a)	29,887	1,436
1.138% due 11/16/2044 (a)	25,998	1,689
1.176% due 05/20/2061	7,826	7,959
1.255% due 01/16/2030	1,486	1,518
1.291% due 05/20/2061	3,252	3,330
1.349% due 11/16/2043 (a)	31,323	2,082
1.425% due 08/16/2052 (a)	45,459	2,826
1.456% due 09/20/2063	2,941	3,077
1.625% due 02/20/2030 - 06/20/2038	1,141	1,182
1.807% due 08/16/2040 (a)	39,387	2,385
1.877% due 04/20/2061	6,305	6,664
2.500% due 09/20/2027 (a)	9,132	841
2.500% due 10/01/2044	3,000	2,891
3.000% due 10/01/2044 - 11/01/2044	155,000	155,934
3.150% due 11/15/2042 - 01/15/2043	1,212	1,223
3.500% due 08/15/2043 - 10/01/2044	230,841	238,624
4.000% due 05/20/2016 - 11/01/2044	181,150	191,798
4.000% due 10/20/2043 (a)	3,970	544
4.050% due 04/15/2040 - 12/15/2040	5,109	5,438
4.500% due 02/20/2018 - 11/01/2044	194,507	211,680
4.875% due 08/15/2039 - 10/15/2040	1,966	2,139
5.000% due 12/20/2032 - 10/01/2044	71,708	79,052
5.500% due 04/15/2025 - 10/01/2044	35,176	39,097
6.000% due 02/15/2029 - 11/20/2041	2,197	2,483
6.500% due 12/15/2023 - 06/20/2038	1,170	1,348
7.000% due 08/20/2031	1	1
7.500% due 12/15/2023 - 06/15/2032	247	295
8.000% due 09/15/2030	3	3

Total U.S. Government Agencies (Cost $1,140,335)		1,137,809

U.S. TREASURY OBLIGATIONS 4.0%
U.S. Treasury Notes
1.750% due 09/30/2019	6,500	6,493
2.000% due 08/31/2021 (g)	12,400	12,235
2.375% due 08/15/2024	17,500	17,304

Total U.S. Treasury Obligations (Cost $35,841)		36,032

MORTGAGE-BACKED SECURITIES 8.1%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	435	467
Banc of America Funding Ltd
0.417% due 10/03/2039	935	928
Bear Stearns Adjustable Rate Mortgage Trust
2.164% due 08/25/2035	3,252	3,318
Bear Stearns Structured Products, Inc.
2.509% due 01/26/2036	3,993	3,169
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032	19	18

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Mortgage Capital Certificates
4.792% due 05/27/2053	$1,781	$1,788
Fannie Mae
3.000% due 03/25/2043	1,909	1,636
La Hipotecaria Panamanian Mortgage Trust
3.508% due 11/24/2042	4,458	4,604
LB Commercial Mortgage Trust
5.517% due 07/15/2044	340	369
Merrill Lynch Mortgage Investors Trust
2.350% due 10/25/2035	630	640
Mortgage Equity Conversion Asset Trust
0.580% due 02/25/2042	11,536	9,690
0.656% due 10/25/2041	2,892	2,312
0.656% due 05/25/2042	45,104	38,789
Structured Asset Mortgage Investments Trust
0.813% due 09/19/2032	55	54
UBS-Barclays Commercial Mortgage Trust
1.489% due 04/10/2046 (a)	28,567	2,317
WaMu Commercial Mortgage Securities Trust
5.525% due 03/23/2045	2,215	2,274
Wells Fargo Commercial Mortgage Trust
2.270% due 10/15/2045 (a)	13,207	1,451

Total Mortgage-Backed Securities (Cost $73,506)		73,824

ASSET-BACKED SECURITIES 2.1%
ALM Ltd.
1.464% due 02/13/2023	2,100	2,100
Amortizing Residential Collateral Trust
0.735% due 07/25/2032	19	18
Centex Home Equity Loan Trust
0.455% due 01/25/2032	20	19
CIT Group Home Equity Loan Trust
0.695% due 06/25/2033	24	23
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,141	793
Duane Street CLO Ltd.
0.463% due 11/14/2021	562	558
Home Equity Asset Trust
0.755% due 11/25/2032	3	2
Massachusetts Educational Financing Authority
1.184% due 04/25/2038	2,359	2,380
South Carolina Student Loan Corp.
0.784% due 03/01/2018	497	497
0.984% due 03/02/2020	8,400	8,464
1.234% due 09/03/2024	4,300	4,380
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.735% due 01/25/2033	43	40

Total Asset-Backed Securities (Cost $19,285)		19,274

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (d) 0.2%
		1,957

U.S. TREASURY BILLS 0.1%
0.043% due 02/26/2015 - 03/12/2015 (c)(e)	650	650

Total Short-Term Instruments (Cost $2,607)		2,607

Total Investments in Securities (Cost $1,271,574)		1,269,546

46	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 45.5%

SHORT-TERM INSTRUMENTS 45.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 45.5%
PIMCO Short-Term Floating NAV Portfolio	20,848,613	$208,611
PIMCO Short-Term Floating NAV Portfolio III	20,534,154	205,157

Total Short-Term Instruments (Cost $413,763)		413,768

Total Investments in Affiliates (Cost $413,763)		413,768

Total Investments 185.1% (Cost $1,685,337)		$1,683,314

Financial Derivative Instruments (f)(h) 0.0% (Cost or Premiums, net $(147))		94

Other Assets and Liabilities, net (85.1%)		(774,211)

Net Assets 100.0%		$909,197

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$1,957	U.S. Treasury Bonds 8.125% due 08/15/2021	$(2,001)	$1,957	$1,957

Total Repurchase Agreements						$(2,001)	$1,957	$1,957

(1)	Includes accrued interest.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Ginnie Mae	3.500%	11/01/2044	$6,000	$(6,193)	$(6,186)

BOA	Fannie Mae	4.500%	10/01/2044	5,000	(5,383)	(5,395)

BPG	Fannie Mae	4.000%	11/01/2044	5,000	(5,257)	(5,254)

FOB	Fannie Mae	3.500%	10/01/2044	29,500	(30,201)	(30,157)
	Fannie Mae	4.000%	11/01/2044	37,000	(38,783)	(38,882)
	Fannie Mae	4.500%	11/01/2044	18,500	(19,888)	(19,913)

GSC	Fannie Mae	3.500%	10/01/2044	35,150	(35,963)	(35,933)
	Fannie Mae	4.500%	10/01/2044	10,500	(11,310)	(11,330)

JPS	Fannie Mae	3.500%	10/01/2044	4,000	(4,075)	(4,089)
	Fannie Mae	4.000%	10/01/2044	14,000	(14,785)	(14,756)
	Fannie Mae	4.500%	10/01/2044	500	(539)	(540)

MSC	Fannie Mae	3.500%	10/01/2044	1,500	(1,528)	(1,533)
	Fannie Mae	4.000%	10/01/2044	14,000	(14,636)	(14,756)

NOM	Fannie Mae	4.000%	11/01/2044	14,000	(14,701)	(14,712)

SAL	Fannie Mae	4.000%	10/01/2044	5,000	(5,239)	(5,270)
	Ginnie Mae	4.500%	10/01/2044	49,500	(53,576)	(53,709)

WFS	Fannie Mae	2.500%	10/01/2029	1,000	(1,004)	(1,006)

					$(263,061)	$(263,421)

Total Short Sales					$(263,061)	$(263,421)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	47

Schedule of Investments PIMCO GNMA Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

As of September 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $10,732 at a weighted average interest rate of (0.683%).

(e)	Securities with an aggregate market value of $360 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$1,957	$0	$0	$0	$1,957	$(2,001)	$(44)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(6,186)	(6,186)	0	(6,186)
BOA	0	0	0	(5,395)	(5,395)	100	(5,295)
BPG	0	0	0	(5,254)	(5,254)	0	(5,254)
FOB	0	0	0	(88,952)	(88,952)	0	(88,952)
GSC	0	0	0	(47,263)	(47,263)	(370)	(47,633)
JPS	0	0	0	(19,385)	(19,385)	0	(19,385)
MSC	0	0	0	(16,289)	(16,289)	145	(16,144)
NOM	0	0	0	(14,712)	(14,712)	(8)	(14,720)
SAL	0	0	0	(58,979)	(58,979)	(2,825)	(61,804)
WFS	0	0	0	(1,006)	(1,006)	0	(1,006)

Total Borrowings and Other Financing Transactions	$1,957	$0	$0	$(263,421)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	3.500%	12/17/2044	$8,200	$(439)	$238	$50	$0

Total Swap Agreements					$(439)	$238	$50	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(g)	Securities with an aggregate market value of $704 and cash of $25 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$50	$50	$0	$0	$0	$0

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.976%	11/05/2014	$ 30,000	$188	$144

48	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC Fannie Mae 4.000% due 11/01/2044	$120.000	11/06/2014	$6,000	$0	$0
	Call - OTC Fannie Mae 4.500% due 10/01/2044	115.000	10/07/2014	24,000	1	0

JPM	Put - OTC Fannie Mae 3.000% due 11/01/2044	70.000	11/06/2014	26,000	1	0
	Call - OTC Fannie Mae 3.500% due 10/01/2044	112.000	10/07/2014	41,000	1	0
	Call - OTC Fannie Mae 3.500% due 10/01/2044	114.000	10/07/2014	4,000	0	0
	Call - OTC Fannie Mae 3.500% due 10/01/2044	116.000	10/07/2014	10,000	0	0
	Call - OTC Fannie Mae 3.500% due 11/01/2044	123.000	11/06/2014	40,000	2	0
	Call - OTC Fannie Mae 3.500% due 11/01/2044	125.000	11/06/2014	9,000	0	0
	Call - OTC Fannie Mae 3.500% due 11/01/2044	127.000	11/06/2014	17,000	1	0
	Call - OTC Fannie Mae 4.000% due 11/01/2044	125.000	11/06/2014	77,000	3	0
	Call - OTC Fannie Mae 4.000% due 11/01/2044	127.000	11/06/2014	45,000	2	0
	Put - OTC Ginnie Mae 3.5000% due 10/01/2044	86.000	10/07/2014	20,000	1	0

					$12	$0

Total Purchased Options					$200	$144

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC Fannie Mae 4.000% due 10/01/2044	$105.719	10/07/2014	$9,000	$(28)	$(8)
	Call - OTC Fannie Mae 4.000% due 10/01/2044	106.195	10/07/2014	29,000	(59)	(3)

BRC	Put - OTC Fannie Mae 3.500% due 10/01/2044	100.078	10/07/2014	9,000	(45)	0
	Call - OTC Fannie Mae 3.500% due 10/01/2044	102.906	10/07/2014	9,000	(34)	(5)
	Call - OTC Fannie Mae 4.000% due 10/01/2044	105.711	10/07/2014	9,000	(29)	(8)

DUB	Put - OTC Fannie Mae 3.500% due 10/01/2044	100.355	10/07/2014	9,000	(48)	0
	Put - OTC Fannie Mae 3.500% due 11/01/2044	101.551	10/07/2014	5,000	(8)	(3)

FBF	Call - OTC Fannie Mae 3.500% due 10/01/2044	101.883	10/07/2014	12,000	(57)	(59)

JPM	Call - OTC Fannie Mae 4.000% due 10/01/2044	106.121	10/07/2014	16,000	(39)	(3)

					$(347)	$(89)

Total Written Options					$(347)	$(89)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	Notional Amount	Premiums
Balance at Beginning of Period	$67,000	$(167)
Sales	238,000	(610)
Closing Buys	0	0
Expirations	(176,000)	372
Exercised	(22,000)	58

Balance at End of Period	$107,000	$(347)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION (1)

Counterparty	Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (3)
								Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%	)	10/11/2021	$500	$ 0	$22	$22	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	49

Schedule of Investments PIMCO GNMA Fund (Cont.)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
										Asset	Liability
FBF	Receive	Markit IOS.FN30.300.12 Index plus 3.000%	N/A	1-Month USD-LIBOR	01/12/2043	$	8,696		$(7)	$0	$(7)
	Receive	Markit IOS.FN30.300.13 Index plus 3.000%	N/A	1-Month USD-LIBOR	01/12/2044		30,733		(19)	0	(19)

GST	Receive	Markit IOS.FN30.300.12 Index plus 3.000%	N/A	1-Month USD-LIBOR	01/12/2043		9,391		(7)	0	(7)

									$(33)	$0	$(33)

Total Swap Agreements								$0	$(11)	$22	$(33)

(4)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$0	$0	$0	$0	$0	$(11)	$0	$(11)	$(11)	$0	$(11)
BRC	0	0	0	0	0	(13)	0	(13)	(13)	0	(13)
DUB	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
FBF	0	0	0	0	0	(59)	(26)	(85)	(85)	0	(85)
GST	0	0	22	22	0	0	(7)	(7)	15	0	15
JPM	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
MYC	0	144	0	144	0	0	0	0	144	0	144

Total Over the Counter	$0	$144	$22	$166	$0	$(89)	$(33)	$(122)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$50	$50

Over the counter
Purchased Options	$0	$0	$0	$0	$144	$144
Swap Agreements	0	22	0	0	0	22

	$0	$22	$0	$0	$144	$166

	$0	$22	$0	$0	$194	$216

Financial Derivative Instruments - Liabilities
Over the counter
Written Options	$0	$0	$0	$0	$89	$89
Swap Agreements	0	0	0	0	33	33

	$0	$0	$0	$0	$122	$122

50	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Purchased Options	$0	$0	$0	$0	$(213)	$(213)
Written Options	0	0	0	0	373	373
Swap Agreements	0	(6)	0	0	118	112

	$0	$(6)	$0	$0	$278	$272

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$238	$238

Over the counter
Purchased Options	$0	$0	$0	$0	$(54)	$(54)
Written Options	0	0	0	0	147	147
Swap Agreements	0	0	0	0	(33)	(33)

	$0	$0	$0	$0	$60	$60

	$0	$0	$0	$0	$298	$298

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
U.S. Government Agencies	$0	$1,137,809	$0	$1,137,809
U.S. Treasury Obligations	0	36,032	0	36,032
Mortgage-Backed Securities	0	15,713	58,111	73,824
Asset-Backed Securities	0	19,274	0	19,274
Short-Term Instruments
Repurchase Agreements	0	1,957	0	1,957
U.S. Treasury Bills	0	650	0	650
	$0	$1,211,435	$58,111	$1,269,546

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$413,768	$0	$0	$413,768

Total Investments	$413,768	$1,211,435	$58,111	$1,683,314

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(263,421)	$0	$(263,421)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	50	0	50
Over the counter	0	166	0	166
	$0	$216	$0	$216

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(122)	$0	$(122)

Totals	$413,768	$948,108	$58,111	$1,419,987

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2014 (1)
Investments in Securities, at Value
Mortgage-Backed Securities	$50,457	$7,537	$(3,757)	$135	$551	$3,188	$0	$0	$58,111	$3,032

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	51

Schedule of Investments PIMCO GNMA Fund (Cont.)

September 30, 2014 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Mortgage-Backed Securities	$9,632	Benchmark Pricing	Base Price	79.96-103.38
	48,479	Third Party Vendor	Broker Quote	84.00-86.00

Total	$58,111

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

52	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.8%

BANK LOAN OBLIGATIONS 9.1%
AABS Ltd.
4.875% - 5.029% due 01/10/2038	$18,275	$18,663
Activision Blizzard, Inc.
3.250% due 10/12/2020	3,560	3,556
Amaya Holdings B.V.
5.000% due 08/01/2021	9,700	9,591
8.000% due 08/01/2022	8,000	8,112
Ancestry.com, Inc.
4.500% due 12/28/2018	10,571	10,512
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021	29,875	29,643
Burger King Corp.
TBD% due 09/04/2015	10,750	10,698
CPG International, Inc.
4.750% due 09/30/2020	2,793	2,786
Crown Castle International Corp.
3.000% due 01/31/2021	34,511	34,103
CSC Holdings, Inc.
2.654% due 04/17/2020	7,141	6,933
Delos Finance SARL
3.500% due 03/06/2021	42,100	41,712
Delta Air Lines, Inc.
TBD% due 09/30/2019	33,000	33,000
2.233% due 04/30/2018 (f)	3,488	3,506
2.233% due 04/30/2019 (f)	4,179	4,205
Dynegy Holdings, Inc.
TBD% due 09/15/2015	34,300	34,050
Eagle Spinco, Inc.
3.500% due 01/28/2017	6,585	6,577
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	75,238	75,003
FMG Resources Pty. Ltd.
3.750% due 06/30/2019	6,226	6,107
Getty Images, Inc.
4.750% due 10/18/2019	798	732
GLP Financing LP
1.737% due 10/29/2018	1,500	1,440
International Aircraft Leasing and Trading
3.140% due 05/29/2015 (f)	18,500	18,461
Las Vegas Sands LLC
3.250% due 12/18/2020	66,978	66,615
Maxim Crane Works LP
10.250% due 11/26/2018	7,100	7,251
MGM Resorts International
3.500% due 12/20/2019	2,047	2,015
MPH Acquisition Holdings LLC
4.000% due 03/31/2021	1,927	1,885
Norwegian Air Shuttle
TBD% - 6.110% due 12/31/2014 (f)	29,550	29,184
NRG Energy, Inc.
2.750% due 07/02/2018	20,409	20,066
Numericable U.S. LLC
4.500% due 05/21/2020	13,027	12,937
Rise Ltd.
4.750% due 01/31/2021 (f)	7,901	8,018
RPI Finance Trust
3.250% due 05/09/2018	14,100	14,102
3.250% due 11/09/2018	6,133	6,132
Seadrill Partners Finco LLC
4.000% due 02/21/2021	8,574	8,170
ServiceMaster Co.
4.250% due 07/01/2021	3,200	3,158

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tesoro Corp.
2.404% due 05/30/2016		$3,975	$3,964
Texas Competitive Electric Holdings Co. LLC
TBD% - 3.750% due 05/05/2016		7,732	7,746
WR Grace & Co.
1.000% due 02/03/2021		1,549	1,540
3.000% due 02/03/2021		4,289	4,265

Total Bank Loan Obligations (Cost $557,971)			556,438

CORPORATE BONDS & NOTES 60.3%

BANKING & FINANCE 36.3%
Alleghany Corp.
5.625% due 09/15/2020		1,000	1,122
American Express Credit Corp.
5.375% due 10/01/2014	GBP	3,100	5,026
American International Group, Inc.
8.175% due 05/15/2068		$1,320	1,785
American Tower Corp.
4.500% due 01/15/2018		6,000	6,398
7.000% due 10/15/2017		10,000	11,393
Atrium European Real Estate Ltd.
4.000% due 04/20/2020	EUR	1,564	2,117
Aviation Loan Trust
2.344% due 12/15/2022		$4,588	4,300
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (e)		1,800	1,917
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		5,000	5,425
5.750% due 01/18/2017		500	539
Banco Continental SAECA
8.875% due 10/15/2017		3,400	3,693
Banco de Credito e Inversiones
3.000% due 09/13/2017		600	617
Banco del Estado de Chile
2.000% due 11/09/2017		8,600	8,675
Banco Espirito Santo S.A.
3.875% due 01/21/2015	EUR	200	241
5.000% due 04/23/2019		5,000	5,968
5.000% due 05/14/2019		3,409	4,125
5.000% due 05/21/2019		3,000	3,668
5.000% due 05/23/2019		3,000	3,621
5.875% due 11/09/2015		2,700	3,389
7.000% due 03/04/2016		1,700	2,100
Banco Santander Brasil S.A.
4.500% due 04/06/2015		$8,650	8,769
4.625% due 02/13/2017		11,960	12,543
Banco Santander Chile
1.134% due 04/11/2017		2,850	2,860
1.834% due 01/19/2016		5,000	5,063
3.750% due 09/22/2015		15,582	15,987
Banco Votorantim S.A.
5.250% due 02/11/2016		9,500	9,880
Bank of America Corp.
0.000% due 01/04/2017		35,000	34,249
0.845% due 08/25/2017		8,000	8,026
2.000% due 01/11/2018		4,850	4,833
2.600% due 01/15/2019		14,450	14,433
3.929% due 10/21/2025	MXN	69,000	5,524
4.000% due 04/01/2024		$7,850	7,943
5.650% due 05/01/2018		18,465	20,559
5.750% due 08/15/2016		500	540
5.750% due 12/01/2017		2,075	2,311
6.000% due 09/01/2017		25,630	28,564

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 09/05/2024 (e)		$21,200	$21,174
6.400% due 08/28/2017		15,528	17,483
6.875% due 04/25/2018		40,092	46,287
Bank of America N.A.
0.654% due 05/08/2017		10,000	10,009
5.300% due 03/15/2017		2,084	2,259
6.100% due 06/15/2017		6,510	7,254
Bank of New York Mellon Corp.
2.300% due 09/11/2019		20,000	19,854
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.644% due 03/10/2017		15,000	15,053
2.350% due 09/08/2019		10,000	9,930
2.850% due 09/08/2021		29,000	28,657
Barclays Bank PLC
7.625% due 11/21/2022		1,450	1,561
10.000% due 05/21/2021	GBP	1,400	2,997
10.179% due 06/12/2021		$3,290	4,492
14.000% due 06/15/2019 (e)	GBP	9,751	20,463
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	2,600	3,161
8.250% due 12/15/2018 (e)		$1,000	1,028
BBVA Banco Continental S.A.
3.250% due 04/08/2018		200	204
BBVA Bancomer S.A.
4.500% due 03/10/2016		14,450	15,136
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		37,114	38,526
Bear Stearns Cos. LLC
5.700% due 11/15/2014		100	100
6.400% due 10/02/2017		11,500	13,018
7.250% due 02/01/2018		34,000	39,588
BioMed Realty LP
4.250% due 07/15/2022		3,000	3,072
6.125% due 04/15/2020		5,500	6,313
Blackstone CQP Holdco LP
9.296% due 03/18/2019		22,935	22,940
BPCE S.A.
0.734% due 07/15/2015		11,000	11,024
4.500% due 03/15/2025		30,000	29,196
4.625% due 07/11/2024		5,250	5,147
5.150% due 07/21/2024		7,000	7,229
5.700% due 10/22/2023		1,000	1,067
Cantor Fitzgerald LP
6.375% due 06/26/2015		2,345	2,418
7.875% due 10/15/2019		24,800	27,193
Citigroup, Inc.
0.502% due 06/09/2016		1,500	1,492
0.747% due 05/31/2017	EUR	3,000	3,766
1.025% due 04/01/2016		$7,800	7,858
1.194% due 07/25/2016		11,200	11,320
1.250% due 01/15/2016		500	502
3.953% due 06/15/2016		2,252	2,366
4.875% due 05/07/2015		2,545	2,609
6.000% due 08/15/2017		1,600	1,793
6.125% due 11/21/2017		10,125	11,431
6.300% due 05/15/2024 (e)		12,200	12,129
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		6,700	7,041
Commonwealth Bank of Australia
2.300% due 09/06/2019		1,500	1,492
Countrywide Capital
8.050% due 06/15/2027		12,000	14,764
Countrywide Financial Corp.
6.250% due 05/15/2016		270	291
Credit Agricole S.A.
0.780% due 06/12/2017		10,350	10,369
6.500% due 06/23/2021 (e)	EUR	4,000	5,109

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	53

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.625% due 09/23/2019 (e)		$13,700	$13,087
8.125% due 09/19/2033		9,000	10,022
Credit Suisse
2.300% due 05/28/2019		11,000	10,900
3.625% due 09/09/2024		14,900	14,723
6.500% due 08/08/2023		10,300	11,227
Credit Suisse Group AG
6.250% due 12/18/2024 (e)		4,000	3,882
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (e)		9,500	11,154
DBS Bank Ltd.
3.625% due 09/21/2022		1,981	2,048
Deutsche Annington Finance BV
3.200% due 10/02/2017		15,600	15,992
Digital Realty Trust LP
4.500% due 07/15/2015		2,900	2,958
Doctors Co.
6.500% due 10/15/2023		12,300	13,406
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		6,256	6,658
ERP Operating LP
2.375% due 07/01/2019		17,200	17,113
Exeter Finance Corp.
9.750% due 05/20/2019		5,500	5,500
Fidelity National Financial, Inc.
5.500% due 09/01/2022		21,340	23,221
First American Financial Corp.
4.300% due 02/01/2023		10,350	10,455
Ford Motor Credit Co. LLC
0.753% due 09/08/2017		500	501
1.700% due 05/09/2016		1,900	1,917
2.750% due 05/15/2015		2,350	2,381
3.984% due 06/15/2016		800	838
4.207% due 04/15/2016		6,100	6,381
5.625% due 09/15/2015		200	209
5.750% due 02/01/2021		2,600	2,958
6.625% due 08/15/2017		950	1,075
7.000% due 04/15/2015		48,850	50,537
8.125% due 01/15/2020		750	938
General Electric Capital Corp.
3.800% due 06/18/2019		1,000	1,067
6.875% due 01/10/2039		3,800	5,125
Goldman Sachs Group, Inc.
3.850% due 07/08/2024		4,500	4,482
5.375% due 03/15/2020		8,660	9,651
5.750% due 01/24/2022		32,000	36,453
5.950% due 01/18/2018		75,296	84,370
6.150% due 04/01/2018		35,923	40,531
6.250% due 09/01/2017		14,300	16,057
6.450% due 05/01/2036		7,000	8,178
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		4,700	5,323
6.375% due 11/12/2020		10,000	11,637
6.375% due 04/15/2021		3,800	4,439
Hana Bank
4.375% due 09/30/2024		2,650	2,639
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		9,500	10,947
HBOS PLC
0.967% due 09/01/2016	EUR	600	757
HDFC Bank Ltd.
3.000% due 11/30/2016		$300	307
Health Care REIT, Inc.
3.750% due 03/15/2023		5,000	4,947
Hospitality Properties Trust
5.000% due 08/15/2022		3,500	3,691
5.625% due 03/15/2017		800	868

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.300% due 06/15/2016		$2,015	$2,130
6.700% due 01/15/2018		700	782
HSBC Bank PLC
4.125% due 08/12/2020		7,200	7,757
4.750% due 01/19/2021		19,102	21,214
HSBC Finance Corp.
6.676% due 01/15/2021		18,400	21,602
HSBC Holdings PLC
4.875% due 01/14/2022		8,500	9,471
5.100% due 04/05/2021		7,700	8,679
6.375% due 09/17/2024 (e)		10,000	10,000
7.350% due 11/27/2032		692	899
ICICI Bank Ltd.
4.750% due 11/25/2016		13,100	13,811
5.000% due 01/15/2016		3,426	3,565
5.500% due 03/25/2015		4,174	4,263
ING Bank NV
2.000% due 09/25/2015		6,500	6,585
5.800% due 09/25/2023		14,450	15,949
International Lease Finance Corp.
6.750% due 09/01/2016		15,700	16,995
7.125% due 09/01/2018		10,860	12,245
Intesa Sanpaolo SpA
2.375% due 01/13/2017		625	632
3.125% due 01/15/2016		27,170	27,802
3.625% due 08/12/2015		13,000	13,284
3.875% due 01/15/2019		2,900	3,007
5.017% due 06/26/2024		9,290	9,044
6.500% due 02/24/2021		1,500	1,730
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		5,000	5,038
6.200% due 12/21/2021		5,100	5,342
Jefferies Finance LLC
7.375% due 04/01/2020		8,800	9,042
Jefferies LoanCore LLC
6.875% due 06/01/2020		5,250	5,106
JPMorgan Chase & Co.
0.944% due 03/31/2016		4,000	4,002
1.068% due 05/30/2017	GBP	200	321
4.250% due 10/15/2020		$1,700	1,814
5.000% due 07/01/2019 (e)		19,900	19,474
6.000% due 01/15/2018		13,150	14,809
7.900% due 04/30/2018 (e)		12,773	13,929
JPMorgan Chase Bank N.A.
0.564% due 06/13/2016		600	600
0.654% due 06/02/2017		13,200	13,226
0.767% due 05/31/2017	EUR	45,100	56,935
6.000% due 07/05/2017		$21,460	24,011
6.000% due 10/01/2017		14,329	16,033
KBC Bank NV
8.000% due 01/25/2023		6,600	7,333
Kilroy Realty LP
3.800% due 01/15/2023		600	602
5.000% due 11/03/2015		1,500	1,565
Kookmin Bank
1.110% due 01/27/2017		11,600	11,693
Korea Development Bank
3.875% due 05/04/2017		10,000	10,587
Korea Exchange Bank
3.125% due 06/26/2017		5,650	5,851
Korea Finance Corp.
2.250% due 08/07/2017		18,100	18,311
Lazard Group LLC
6.850% due 06/15/2017		2,400	2,706
LBG Capital PLC
7.375% due 03/12/2020	EUR	371	505
15.000% due 12/21/2019	GBP	7,200	16,575

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LeasePlan Corp. NV
3.000% due 10/23/2017		$16,950	$17,389
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2018 ^		3,403	706
Lloyds Bank PLC
2.350% due 09/05/2019		10,400	10,334
12.000% due 12/16/2024 (e)		1,900	2,803
Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)		10,176	10,507
7.625% due 06/27/2023 (e)	GBP	700	1,140
Marsh & McLennan Cos., Inc.
2.350% due 09/10/2019		$6,000	5,970
Metropolitan Life Global Funding
2.300% due 04/10/2019		13,350	13,308
Mitchells & Butlers Finance PLC
1.013% due 12/15/2030	GBP	1,273	1,903
Moody’s Corp.
4.500% due 09/01/2022		$300	317
Morgan Stanley
3.450% due 11/02/2015		3,000	3,086
5.750% due 01/25/2021		6,150	6,998
5.950% due 12/28/2017		6,600	7,398
6.000% due 04/28/2015		500	515
6.625% due 04/01/2018		3,350	3,840
7.300% due 05/13/2019		13,450	16,062
National City Bank
0.603% due 06/07/2017		2,600	2,592
Nationstar Mortgage LLC
6.500% due 07/01/2021		1,100	1,053
Nationwide Building Society
4.650% due 02/25/2015		500	508
Navient LLC
8.780% due 09/15/2016	MXN	60,000	4,532
Nordea Bank AB
4.875% due 01/27/2020		$4,595	5,126
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		2,000	1,971
4.950% due 04/01/2024		1,000	1,023
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		7,300	8,164
Piper Jaffray Cos.
2.233% due 05/31/2017		800	800
4.733% due 11/30/2015		11,800	11,890
PNC Bank N.A.
2.250% due 07/02/2019		8,600	8,568
Preferred Term Securities Ltd.
0.785% due 03/24/2034		52	43
Principal Financial Group, Inc.
8.875% due 05/15/2019		5,000	6,355
Prologis LP
4.000% due 01/15/2018		2,000	2,118
QBE Capital Funding Ltd.
7.250% due 05/24/2041		6,100	6,658
QNB Finance Ltd.
3.125% due 11/16/2015		500	512
Rabobank Group
6.875% due 03/19/2020	EUR	15,500	23,321
8.375% due 07/26/2016 (e)		$1,600	1,722
11.000% due 06/30/2019 (e)		11,555	15,310
RCI Banque S.A.
3.500% due 04/03/2018		2,000	2,072
Regions Financial Corp.
7.750% due 11/10/2014		3,157	3,180
Rio Oil Finance Trust
6.250% due 07/06/2024		8,850	9,143

54	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (e)	CAD	3,900	$3,901
6.990% due 10/05/2017 (e)		$1,400	1,606
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		6,000	6,052
5.180% due 06/28/2019		2,000	1,973
5.400% due 03/24/2017		13,900	14,115
5.717% due 06/16/2021		2,200	2,160
6.125% due 02/07/2022		1,500	1,508
Shinhan Bank
0.883% due 04/08/2017		1,200	1,204
Simon Property Group LP
3.375% due 10/01/2024		4,000	3,955
SL Green Realty Corp.
4.500% due 12/01/2022		8,050	8,104
5.000% due 08/15/2018		6,000	6,472
State Bank of India
3.622% due 04/17/2019 (h)		16,400	16,667
4.125% due 08/01/2017		3,900	4,075
4.500% due 07/27/2015		1,915	1,966
Stone Street Trust
5.902% due 12/15/2015		3,100	3,286
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		8,000	8,213
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054		43,400	43,824
UBS AG
2.375% due 08/14/2019		10,000	9,921
4.750% due 05/22/2023		5,400	5,414
5.125% due 05/15/2024		5,000	4,888
7.250% due 02/22/2022		2,000	2,142
7.625% due 08/17/2022		12,100	14,082
7.750% due 09/01/2026		4,500	5,727
UDR, Inc.
3.700% due 10/01/2020		5,000	5,171
Vesey Street Investment Trust
4.404% due 09/01/2016		3,750	3,976
Voya Financial, Inc.
2.900% due 02/15/2018		5,900	6,076
Wachovia Corp.
0.604% due 10/15/2016		1,400	1,401
WEA Finance LLC
2.700% due 09/17/2019		1,800	1,807
3.750% due 09/17/2024		7,700	7,697
Wells Fargo & Co.
3.450% due 02/13/2023		500	492
4.480% due 01/16/2024		3,525	3,711
5.900% due 06/15/2024 (e)		10,800	11,030
Wells Fargo Bank N.A.
0.441% due 05/16/2016		3,800	3,798
Weyerhaeuser Co.
7.125% due 07/15/2023		1,735	2,090
7.375% due 10/01/2019		6,415	7,764
7.950% due 03/15/2025		7,779	9,804
8.500% due 01/15/2025		11,314	15,084

			2,224,867

INDUSTRIALS 16.3%
AbbVie, Inc.
2.000% due 11/06/2018		7,000	6,900
Actavis Funding SCS
2.450% due 06/15/2019		1,000	974
3.850% due 06/15/2024		8,500	8,259
ADT Corp.
4.875% due 07/15/2042		700	584

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Air Canada Pass-Through Trust
4.125% due 11/15/2026		$2,928	$2,961
ALROSA Finance S.A.
7.750% due 11/03/2020		17,800	18,401
Altice S.A.
7.250% due 05/15/2022	EUR	1,725	2,263
Altria Group, Inc.
9.250% due 08/06/2019		$4,158	5,420
9.700% due 11/10/2018		131	169
America Movil S.A.B. de C.V.
1.235% due 09/12/2016		1,100	1,113
American Airlines Pass-Through Trust
3.700% due 04/01/2028		2,150	2,158
5.250% due 07/31/2022		2,570	2,778
Amgen, Inc.
3.450% due 10/01/2020		3,000	3,111
5.700% due 02/01/2019		4,628	5,273
Arch Coal, Inc.
7.250% due 06/15/2021		3,275	1,597
8.000% due 01/15/2019		1,000	862
Asciano Finance Ltd.
6.000% due 04/07/2023		7,000	7,932
Aviation Capital Group Corp.
4.625% due 01/31/2018		11,600	12,102
7.125% due 10/15/2020		13,650	15,847
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		14,608	14,918
Baidu, Inc.
2.250% due 11/28/2017		3,000	3,022
Boston Scientific Corp.
6.250% due 11/15/2015		600	635
6.400% due 06/15/2016		1,100	1,196
Burlington Northern Santa Fe LLC
3.400% due 09/01/2024		1,700	1,680
California Resources Corp.
6.000% due 11/15/2024 (a)		3,300	3,399
Cemex Espana Luxembourg
9.875% due 04/30/2019		6,200	6,913
Cemex S.A.B. de C.V.
6.500% due 12/10/2019		8,750	9,056
Cielo S.A.
3.750% due 11/16/2022		4,100	3,813
CITGO Petroleum Corp.
6.250% due 08/15/2022		1,300	1,355
Clorox Co.
5.000% due 01/15/2015		1,000	1,013
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		4,000	4,160
CNOOC Finance Ltd.
3.875% due 05/02/2022		2,500	2,509
CNPC General Capital Ltd.
1.133% due 05/14/2017		6,000	6,018
2.750% due 05/14/2019		3,500	3,490
Comcast Corp.
5.150% due 03/01/2020		300	341
ConAgra Foods, Inc.
1.900% due 01/25/2018		2,025	2,015
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025		1,902	1,963
4.750% due 07/12/2022		2,489	2,670
7.250% due 05/10/2021		12,595	14,767
9.000% due 01/08/2018		5,161	5,677
Continental Resources, Inc.
4.500% due 04/15/2023		7,150	7,421

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Crown Castle Towers LLC
4.174% due 08/15/2037		$5,500	$5,802
5.495% due 01/15/2037		17,700	18,970
6.113% due 01/15/2040		3,670	4,255
CSN Resources S.A.
6.500% due 07/21/2020		600	616
DCP Midstream Operating LP
3.250% due 10/01/2015		3,500	3,589
Delta Air Lines Pass-Through Trust
4.750% due 11/07/2021		4,036	4,368
6.718% due 07/02/2024		1,166	1,347
7.750% due 06/17/2021		9,383	10,978
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 03/		3,000	465
Endo Finance LLC & Endo Finco, Inc.
5.375% due 01/15/2023		4,100	3,926
Energy Transfer Partners LP
9.700% due 03/15/2019		7,467	9,566
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		24,019	26,670
Ensco PLC
3.250% due 03/15/2016		1,890	1,947
ENTEL Chile S.A.
4.875% due 10/30/2024		1,700	1,747
Enterprise Products Operating LLC
3.900% due 02/15/2024		3,000	3,051
5.100% due 02/15/2045		5,000	5,295
5.700% due 02/15/2042		10,000	11,397
ERAC USA Finance LLC
2.350% due 10/15/2019		3,000	2,987
Finmeccanica Finance S.A.
8.000% due 12/16/2019	GBP	6,000	11,298
First Quantum Minerals Ltd.
6.750% due 02/15/2020		$1,723	1,762
7.000% due 02/15/2021		1,723	1,755
FMC Technologies, Inc.
3.450% due 10/01/2022		1,910	1,880
Freeport-McMoRan Corp.
9.500% due 06/01/2031		200	272
Glencore Finance Canada Ltd.
2.050% due 10/23/2015		3,433	3,472
GLP Capital LP
4.375% due 11/01/2018		700	714
5.375% due 11/01/2023		2,640	2,706
Goldcorp, Inc.
3.625% due 06/09/2021		4,450	4,474
GTL Trade Finance, Inc.
5.893% due 04/29/2024		10,723	10,869
Harvest Operations Corp.
6.875% due 10/01/2017		12,800	13,408
HCA, Inc.
6.500% due 02/15/2020		2,400	2,625
Heathrow Funding Ltd.
2.500% due 06/25/2017		13,400	13,570
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	8,000	9,996
Hiland Partners LP
5.500% due 05/15/2022		$5,000	4,875
7.250% due 10/01/2020		16,574	17,651
Hospira, Inc.
5.200% due 08/12/2020		8,723	9,407
5.800% due 08/12/2023		16,185	18,015
Host Hotels & Resorts LP
6.000% due 10/01/2021		1,900	2,167
Imperial Tobacco Finance PLC
3.500% due 02/11/2023		2,900	2,840

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	55

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Incitec Pivot Ltd.
4.000% due 12/07/2015	$9,500	$9,801
Kern River Funding Corp.
4.893% due 04/30/2018	30	32
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021	550	553
4.250% due 09/01/2024	1,300	1,289
5.800% due 03/01/2021	600	674
6.000% due 02/01/2017	15,200	16,712
6.500% due 09/01/2039	5,200	5,817
9.000% due 02/01/2019	4,400	5,488
Kraft Foods Group, Inc.
2.250% due 06/05/2017	2,670	2,722
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	3,300	3,967
Masco Corp.
4.800% due 06/15/2015	2,000	2,048
5.850% due 03/15/2017	6,940	7,567
5.950% due 03/15/2022	3,020	3,314
6.125% due 10/03/2016	13,750	14,843
7.125% due 03/15/2020	17,983	20,770
MCE Finance Ltd.
5.000% due 02/15/2021	5,000	4,825
MGM Resorts International
8.625% due 02/01/2019	2,600	2,945
Mid-America Apartments LP
5.500% due 10/01/2015	500	523
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	20,262	22,997
Mondelez International, Inc.
2.250% due 02/01/2019	5,216	5,184
Mongolian Mining Corp.
8.875% due 03/29/2017	2,685	1,692
Mylan, Inc.
2.600% due 06/24/2018	5,700	5,759
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (e)	19,200	20,064
NetApp, Inc.
3.375% due 06/15/2021	2,000	2,015
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022	5,868	5,398
Northwest Pipeline LLC
6.050% due 06/15/2018	30	34
NVR, Inc.
3.950% due 09/15/2022	4,000	4,053
ONEOK Partners LP
2.000% due 10/01/2017	1,023	1,030
3.375% due 10/01/2022	8,980	8,774
5.000% due 09/15/2023	4,300	4,658
Oracle Corp.
3.400% due 07/08/2024	7,000	6,983
Pearson Funding PLC
3.250% due 05/08/2023	4,950	4,742
Petrobras International Finance Co. S.A.
5.750% due 01/20/2020	4,500	4,721
Pinnacol Assurance
8.625% due 06/25/2034 (f)	6,000	6,088
Pioneer Natural Resources Co.
3.950% due 07/15/2022	3,800	3,860
6.650% due 03/15/2017	5,651	6,313
7.200% due 01/15/2028	4,797	6,177
7.500% due 01/15/2020	14,083	17,149
Pride International, Inc.
8.500% due 06/15/2019	27,660	34,311
QVC, Inc.
4.450% due 02/15/2025	7,000	6,864

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.125% due 07/02/2022		$1,344	$1,415
Regency Energy Partners LP
5.000% due 10/01/2022		1,700	1,681
Reynolds American, Inc.
7.750% due 06/01/2018		300	354
Rock-Tenn Co.
4.900% due 03/01/2022		4,420	4,746
Rockies Express Pipeline LLC
6.850% due 07/15/2018		9,670	10,395
Roofing Supply Group LLC
10.000% due 06/01/2020		5,750	6,095
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		6,400	6,496
5.750% due 05/15/2024		4,000	4,075
SABMiller Holdings, Inc.
3.750% due 01/15/2022		3,000	3,063
Santander Drive Auto Receivables Trust
4.125% due 02/09/2016		1,649	1,720
SBA Tower Trust
5.101% due 04/15/2042		10,000	10,597
Southern Gas Networks PLC
0.846% due 10/21/2015	GBP	2,600	4,198
Starwood Hotels & Resorts Worldwide, Inc.
3.750% due 03/15/2025		$3,375	3,333
Sunoco Logistics Partners Operations LP
3.450% due 01/15/2023		350	340
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		5,800	5,892
5.125% due 02/22/2021		13,300	14,825
Symantec Corp.
3.950% due 06/15/2022		10,000	10,078
Telefonica Emisiones S.A.U.
0.883% due 06/23/2017		8,000	7,999
3.729% due 04/27/2015		3,000	3,051
3.992% due 02/16/2016		2,900	3,019
4.949% due 01/15/2015		6,000	6,071
6.221% due 07/03/2017		400	447
6.421% due 06/20/2016		16,625	18,074
Thomson Reuters Corp.
1.300% due 02/23/2017		800	799
Time Warner Cable, Inc.
5.000% due 02/01/2020		1,600	1,781
8.750% due 02/14/2019		4,262	5,371
Times Square Hotel Trust
8.528% due 08/01/2026		722	911
Toll Brothers Finance Corp.
5.875% due 02/15/2022		1,700	1,815
8.910% due 10/15/2017		7,510	8,749
Tullow Oil PLC
6.250% due 04/15/2022		1,800	1,762
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		3,600	3,627
5.900% due 04/01/2026		2,132	2,388
7.125% due 04/22/2025		3,047	3,534
UAL Pass-Through Trust
9.750% due 07/15/2018		809	915
10.400% due 05/01/2018		13,889	15,382
UAL Pass-Through Trust AB
10.125% due 03/22/2015 ^		37	21
United Airlines Pass-Through Trust
3.750% due 03/03/2028		3,000	3,037
4.300% due 02/15/2027		2,550	2,665
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		7,400	999
USG Corp.
7.875% due 03/30/2020		2,000	2,167

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.750% due 01/15/2018		$5,000	$5,825
Verisk Analytics, Inc.
4.125% due 09/12/2022		2,650	2,734
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		8,400	8,694
Walter Energy, Inc.
8.500% due 04/15/2021		800	248
Willamette Industries, Inc.
7.350% due 07/01/2026		2,000	2,426
Williams Partners LP
4.300% due 03/04/2024		2,350	2,402
4.500% due 11/15/2023		3,700	3,875
5.250% due 03/15/2020		16,429	18,269
Wynn Las Vegas LLC
4.250% due 05/30/2023		14,300	13,621
5.375% due 03/15/2022		12,828	13,117
7.750% due 08/15/2020		13,045	13,909
Wynn Macau Ltd.
5.250% due 10/15/2021		1,000	970

			1,000,200

UTILITIES 7.7%
Access Midstream Partners LP
4.875% due 03/15/2024		3,000	3,079
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		36,150	40,759
Allegheny Energy Supply Co. LLC
5.750% due 10/15/2019		3,700	3,938
Ameren Illinois Co.
9.750% due 11/15/2018		488	632
American Transmission Systems, Inc.
5.250% due 01/15/2022		4,275	4,744
AT&T, Inc.
4.800% due 06/15/2044		6,500	6,419
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		4,715	5,045
Cia Energetica de Sao Paulo
9.750% due 01/15/2015 (d)	BRL	380	160
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		$5,250	5,333
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		1,750	2,049
Entergy New Orleans, Inc.
5.100% due 12/01/2020		10,000	10,161
FirstEnergy Corp.
2.750% due 03/15/2018		10,250	10,300
Gazprom OAO Via Gaz Capital S.A.
3.700% due 07/25/2018	EUR	1,000	1,235
4.950% due 02/06/2028 (h)		$6,500	5,817
5.092% due 11/29/2015		12,500	12,733
5.999% due 01/23/2021		500	505
6.212% due 11/22/2016		1,100	1,141
6.605% due 02/13/2018	EUR	1,000	1,344
8.146% due 04/11/2018		$7,550	8,306
9.250% due 04/23/2019		14,750	16,945
Jersey Central Power & Light Co.
4.800% due 06/15/2018		5,500	5,918
Laclede Group, Inc.
0.982% due 08/15/2017		13,500	13,506
MarkWest Energy Partners LP
4.500% due 07/15/2023		5,000	4,875
Midwest Generation LLC
8.560% due 01/02/2016		147	151
NGPL PipeCo LLC
7.119% due 12/15/2017		33,610	33,778

56	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Orange S.A.
2.125% due 09/16/2015	$626	$634
Petrobras Global Finance BV
3.115% due 03/17/2020	4,735	4,833
Plains All American Pipeline LP
3.600% due 11/01/2024	10,000	9,838
3.850% due 10/15/2023	12,000	12,212
8.750% due 05/01/2019	800	1,014
Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	163
Rosneft Finance S.A.
7.250% due 02/02/2020	400	417
7.500% due 07/18/2016	21,500	22,467
7.875% due 03/13/2018	400	429
Sinopec Group Overseas Development Ltd.
1.014% due 04/10/2017	17,900	17,929
1.154% due 04/10/2019	11,000	11,022
Sprint Corp.
7.125% due 06/15/2024	13,000	13,146
7.875% due 09/15/2023	13,875	14,777
Verizon Communications, Inc.
2.625% due 02/21/2020	10,000	9,889
3.850% due 11/01/2042	5,700	4,998
4.500% due 09/15/2020	39,300	42,561
4.862% due 08/21/2046	10,514	10,569
5.012% due 08/21/2054	2,802	2,827
5.150% due 09/15/2023	78,050	86,390
6.550% due 09/15/2043	2,794	3,496
Yellowstone Energy LP
5.750% due 12/31/2026	4,813	4,512

		472,996

Total Corporate Bonds & Notes (Cost $3,637,847)		3,698,063

CONVERTIBLE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%
Prologis LP
3.250% due 03/15/2015	600	632

Total Convertible Bonds & Notes (Cost $693)		632

MUNICIPAL BONDS & NOTES 1.4%

CALIFORNIA 0.5%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	7,200	10,279
7.550% due 04/01/2039	1,300	1,897
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	14,000	14,354
5.950% due 04/01/2016	5,000	5,393

		31,923

COLORADO 0.2%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029	7,500	8,752

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	10,000	13,694

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.1%
Hamilton County, Ohio Sewer System Revenue Bonds, (BABs), Series 2009
6.500% due 12/01/2034	$2,500	$2,853

TEXAS 0.4%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	10,000	11,529
Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029	10,000	11,680

		23,209

WASHINGTON 0.0%
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	2,000	2,252

Total Municipal Bonds & Notes (Cost $69,603)		82,683

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
3.000% due 11/01/2044	9,500	9,339

Total U.S. Government Agencies (Cost $9,278)		9,339

U.S. TREASURY OBLIGATIONS 18.8%
U.S. Treasury Bonds
3.125% due 02/15/2042 (j)	53,330	52,830
3.375% due 05/15/2044	1,850	1,910
3.625% due 08/15/2043 (h)	97,800	105,746
3.625% due 02/15/2044 (h)	38,200	41,298
3.750% due 11/15/2043 (h)	151,350	167,336
4.750% due 02/15/2041 (h)(j)	188,150	243,816
U.S. Treasury Notes
1.000% due 05/31/2018 (j)(l)	64,500	63,555
1.375% due 06/30/2018	57,700	57,554
1.500% due 08/31/2018	39,500	39,494
1.500% due 12/31/2018	22,300	22,196
1.500% due 01/31/2019 (j)(l)	2,800	2,784
1.500% due 02/28/2019 (j)(l)	3,500	3,476
1.625% due 03/31/2019	5,300	5,287
1.625% due 04/30/2019	7,500	7,474
1.625% due 07/31/2019 (h)	3,400	3,380
2.125% due 01/31/2021	2,700	2,700
2.250% due 04/30/2021 (h)	164,700	165,582
2.375% due 08/15/2024 (h)	26,205	25,912
2.500% due 05/15/2024	9,725	9,735
2.750% due 11/15/2023 (j)(l)	35,600	36,504
3.125% due 05/15/2021 (j)	78,400	83,113
U.S. Treasury Strips
0.000% due 08/15/2043	1,000	384
0.000% due 11/15/2043	33,700	12,818
0.000% due 02/15/2044	2,100	791

Total U.S. Treasury Obligations (Cost $1,087,418)		1,155,675

MORTGAGE-BACKED SECURITIES 3.2%
Adjustable Rate Mortgage Trust
5.397% due 01/25/2036	1,461	1,356
American Home Mortgage Assets Trust
0.275% due 10/25/2046	4,901	3,569
American Home Mortgage Investment Trust
2.082% due 11/25/2045 ^	1,753	1,418

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Alternative Loan Trust
5.750% due 11/25/2035	$2,142	$2,017
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	110	119
5.948% due 02/10/2051	780	858
Banc of America Funding Trust
0.344% due 10/20/2036	4,605	3,350
0.434% due 06/20/2047	2,000	1,382
0.555% due 05/25/2037	1,178	830
45.146% due 07/25/2047	1,654	2,673
BCAP LLC Trust
0.375% due 05/25/2047 ^	3,239	2,487
5.104% due 07/26/2036	604	483
5.447% due 07/26/2035	831	836
Bear Stearns Adjustable Rate Mortgage Trust
2.545% due 08/25/2035	535	485
Bear Stearns ALT-A Trust
0.475% due 08/25/2036	1,520	1,030
2.669% due 03/25/2036 ^	552	411
2.701% due 08/25/2036 ^	2,279	1,696
Chase Mortgage Finance Trust
5.500% due 07/25/2037	7,082	6,486
Chaseflex Trust
0.495% due 08/25/2037	1,314	892
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	1,300	1,395
5.899% due 12/10/2049	91	100
Citigroup Mortgage Loan Trust, Inc.
2.758% due 03/25/2037	1,430	1,143
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	179	189
5.886% due 11/15/2044	93	102
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037	2,148	1,692
Countrywide Alternative Loan Trust
0.315% due 12/25/2046 ^	1,388	1,356
0.325% due 11/25/2036	1,025	918
0.325% due 05/25/2047	14,560	12,724
0.344% due 09/20/2046	8,057	6,555
0.345% due 09/25/2046 ^	7,156	6,062
0.364% due 03/20/2046	2,110	1,674
0.364% due 09/20/2046	6,300	4,738
0.445% due 05/25/2036	25,270	16,769
0.505% due 05/25/2037 ^	1,874	1,254
0.955% due 12/25/2035	1,677	1,399
6.000% due 03/25/2036	2,445	2,118
6.000% due 05/25/2036 ^	229	202
6.000% due 08/25/2036 ^	1,355	1,224
6.000% due 01/25/2037 ^	75	65
6.500% due 12/25/2036	794	646
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035	737	788
Credit Suisse Mortgage Capital Certificates
1.958% due 04/28/2037	3,418	2,214
DBUBS Mortgage Trust
4.537% due 07/10/2044	300	328
Deutsche ALT-A Securities, Inc.
0.295% due 08/25/2037	13,939	11,882
0.355% due 02/25/2047	3,434	2,833
First Horizon Mortgage Pass-Through Trust
2.187% due 11/25/2037	2,404	2,099
GSR Mortgage Loan Trust
2.742% due 01/25/2036 ^	903	857
HarborView Mortgage Loan Trust
0.403% due 01/19/2036	5,120	3,611
3.459% due 06/19/2036 ^	1,896	1,288

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	57

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037	$425	$415
Impac Secured Assets Trust
0.415% due 01/25/2037	7,266	3,950
JPMorgan Alternative Loan Trust
0.265% due 09/25/2036 ^	2,007	1,756
3.247% due 05/25/2037 ^	3,069	2,367
6.310% due 08/25/2036	3,000	2,428
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	197	213
Lehman Mortgage Trust
6.000% due 07/25/2037	1,305	1,195
Merrill Lynch Mortgage Investors Trust
0.365% due 02/25/2036	333	309
0.405% due 11/25/2035	99	94
2.790% due 05/25/2033	14	14
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	2,000	2,130
5.700% due 09/12/2049	100	110
Morgan Stanley Capital Trust
5.569% due 12/15/2044	1,000	1,069
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036	591	346
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^	2,036	1,424
Residential Accredit Loans, Inc. Trust
0.335% due 05/25/2036	3,678	2,933
0.335% due 09/25/2036	1,611	1,216
0.345% due 08/25/2036	3,120	2,418
0.345% due 09/25/2036	3,078	2,324
0.505% due 08/25/2035 ^	5,667	4,507
0.915% due 09/25/2046 ^	1,495	1,025
2.911% due 07/25/2035	955	931
3.415% due 09/25/2035 ^	840	682
3.566% due 12/25/2035	6,734	5,734
3.743% due 01/25/2036 ^	4,118	3,352
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 07/25/2037 ^	922	848
Sequoia Mortgage Trust
0.354% due 05/20/2035	419	395
Structured Adjustable Rate Mortgage Loan Trust
0.455% due 08/25/2036	2,972	2,334
2.600% due 02/25/2036 ^	3,541	3,027
4.936% due 05/25/2036	4,315	3,573
5.310% due 07/25/2036	3,325	2,290
Structured Asset Mortgage Investments Trust
0.275% due 08/25/2036	2,686	2,122
0.365% due 08/25/2036	1,787	1,428
Thornburg Mortgage Securities Trust
6.036% due 09/25/2037	112	117
Wachovia Mortgage Loan Trust LLC
2.499% due 10/20/2035 ^	692	666
2.805% due 05/20/2036 ^	2,932	2,585
WaMu Mortgage Pass-Through Certificates Trust
4.623% due 07/25/2037 ^	1,417	1,338
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036	633	493
6.000% due 06/25/2037 ^	7,670	6,619
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	650	593
6.000% due 06/25/2037 ^	718	696
6.250% due 11/25/2037 ^	1,845	1,759

Total Mortgage-Backed Securities (Cost $159,990)		194,428

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 3.7%
Aames Mortgage Investment Trust
1.355% due 06/25/2035		$4,000	$3,154
ACE Securities Corp.
0.315% due 08/25/2036 ^		1,971	889
0.355% due 12/25/2036		7,074	3,301
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.615% due 07/25/2035		3,100	3,007
Argent Securities Trust
0.265% due 09/25/2036		1,691	701
Asset-Backed Securities Corp. Home Equity Loan Trust
1.055% due 06/25/2035		1,000	834
Bear Stearns Asset-Backed Securities Trust
0.305% due 11/25/2036		3,691	2,696
0.325% due 01/25/2037		2,604	2,212
0.395% due 06/25/2047		2,700	2,298
0.505% due 12/25/2035		850	645
0.505% due 04/25/2037		4,899	2,242
0.655% due 08/25/2035		387	325
1.405% due 08/25/2037		2,044	1,881
Berica Asset-Backed Security SRL
0.382% due 12/31/2055	EUR	11,272	14,151
Carrington Mortgage Loan Trust
1.205% due 05/25/2035		$2,100	1,527
Citigroup Mortgage Loan Trust, Inc.
0.425% due 05/25/2037		4,254	2,813
Countrywide Asset-Backed Certificates
0.295% due 07/25/2037		6,300	4,975
0.305% due 01/25/2037		1,602	1,521
0.315% due 09/25/2046		17,248	14,137
0.325% due 05/25/2037		5,298	4,730
0.335% due 06/25/2047		2,000	1,769
0.375% due 09/25/2047		1,500	1,141
0.395% due 03/25/2037		3,629	1,550
0.505% due 03/25/2036 ^		20,911	18,170
5.278% due 10/25/2046 ^		4,036	3,502
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		2,122	1,223
Fremont Home Loan Trust
0.305% due 01/25/2037		2,359	1,189
0.325% due 02/25/2037		3,163	1,898
GSAA Home Equity Trust
5.492% due 03/25/2036		4,321	3,127
5.995% due 03/25/2046 ^		2,817	2,193
Home Equity Loan Trust
0.495% due 04/25/2037		3,100	1,893
HSI Asset Securitization Corp. Trust
0.335% due 04/25/2037		5,800	4,288
Inwood Park CDO Ltd.
0.459% due 01/20/2021		1,448	1,445
JPMorgan Mortgage Acquisition Trust
0.345% due 03/25/2047		3,770	2,056
Lehman XS Trust
0.335% due 06/25/2036		1,512	1,075
5.170% due 08/25/2035		6,019	6,049
Madison Park Funding Ltd.
0.503% due 05/10/2019		12	12
Magi Funding PLC
0.677% due 04/11/2021	EUR	2,357	2,970
MASTR Asset-Backed Securities Trust
0.395% due 03/25/2036		$4,500	2,510
0.655% due 10/25/2035		2,178	1,524
Merrill Lynch Mortgage Investors Trust
0.265% due 03/25/2037		1,239	1,091
0.325% due 07/25/2037		2,068	1,094
0.335% due 03/25/2037		6,789	4,085

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.415% due 03/25/2037		$16,900	$10,304
0.605% due 02/25/2047		9,895	6,332
0.635% due 05/25/2036		2,400	2,164
Morgan Stanley ABS Capital, Inc. Trust
0.295% due 10/25/2036		1,704	1,059
0.305% due 11/25/2036		2,772	1,848
0.305% due 12/25/2036		1,313	729
0.355% due 02/25/2037		842	546
0.375% due 10/25/2036		1,862	1,170
0.405% due 08/25/2036		10,600	7,023
Morgan Stanley Home Equity Loan Trust
0.505% due 04/25/2037		1,882	1,248
National Collegiate Student Loan Trust
0.415% due 02/26/2029		1,500	1,386
0.425% due 03/26/2029		500	457
New Century Home Equity Loan Trust
0.485% due 02/25/2036		3,000	2,711
NovaStar Mortgage Funding Trust
0.305% due 03/25/2037		1,782	973
0.365% due 01/25/2037		6,687	3,311
0.405% due 10/25/2036		2,022	1,052
Option One Mortgage Loan Trust
0.295% due 01/25/2037		7,417	4,373
RAAC Trust
1.655% due 09/25/2047		3,200	2,620
Residential Asset Mortgage Products Trust
0.455% due 03/25/2036		3,000	2,422
0.775% due 05/25/2035		4,219	3,793
Residential Asset Securities Corp. Trust
0.305% due 08/25/2036		2,737	2,525
0.405% due 08/25/2036		3,900	3,282
0.475% due 01/25/2036		2,000	1,934
0.495% due 04/25/2037		9,400	6,556
0.565% due 01/25/2036		1,000	872
Rhodium BV
0.775% due 05/27/2084	EUR	403	498
Saxon Asset Securities Trust
0.950% due 03/25/2035		$2,118	1,943
Securitized Asset-Backed Receivables LLC Trust
0.405% due 03/25/2036		2,001	1,179
Specialty Underwriting & Residential Finance Trust
0.305% due 06/25/2037		1,090	640
0.425% due 04/25/2037		2,000	1,083
0.455% due 12/25/2036		8,100	6,347
4.700% due 02/25/2037		2,398	1,401
Structured Asset Investment Loan Trust
0.305% due 09/25/2036		2,000	1,613
0.315% due 05/25/2036		1,083	810
Structured Asset Securities Corp. Mortgage Loan Trust
0.325% due 12/25/2036		5,500	4,607
WG Horizons CLO
0.498% due 05/24/2019		3,851	3,814

Total Asset-Backed Securities (Cost $187,398)			228,518

SOVEREIGN ISSUES 5.2%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		2,800	2,817
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	176,125	65,378
10.000% due 01/01/2023		122	44
10.000% due 01/01/2025		94,800	33,792
Export-Import Bank of Korea
1.250% due 11/20/2015		$8,300	8,344
3.750% due 10/20/2016		3,000	3,160

58	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 01/11/2017		$1,200	$1,266
5.875% due 01/14/2015		24,700	25,060
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	1,600	2,046
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (d)		1,108	1,490
5.500% due 11/01/2022		49,600	78,864
Junta de Castilla y Leon
6.270% due 02/19/2018		2,700	4,028
6.505% due 03/01/2019		1,800	2,806
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	340,000	2,976
4.500% due 07/03/2017		300,000	2,701
Slovenia Government International Bond
4.125% due 02/18/2019		$300	313
4.700% due 11/01/2016	EUR	15,000	20,460
5.250% due 02/18/2024		$4,700	5,029
Spain Government International Bond
2.750% due 10/31/2024	EUR	13,500	17,921
5.500% due 04/30/2021		3,500	5,597
5.850% due 01/31/2022		20,590	33,835

Total Sovereign Issues (Cost $322,435)			317,927

		SHARES
COMMON STOCKS 1.8%

CONSUMER DISCRETIONARY 1.4%
Amaya Gaming Group, Inc. (b)(f)		413,948	11,436
Las Vegas Sands Corp.		262,140	16,308
Melco Crown Entertainment Ltd. - ADR		822,696	21,628
MGM Resorts International (b)		820,723	18,696
Wynn Resorts Ltd.		103,043	19,277

			87,345

ENERGY 0.3%
Cheniere Energy, Inc. (b)		214,603	17,175

INDUSTRIALS 0.1%
USG Corp. (b)		202,388	5,564

Total Common Stocks (Cost $114,890)			110,084

CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Health Care REIT, Inc.
6.500% due 04/20/2018 (e)		84,000	4,864
Wells Fargo & Co.
7.500% (e)		7,750	9,322

Total Convertible Preferred Securities (Cost $9,723)			14,186

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%
AgriBank FCB
6.875% due 01/01/2024 (e)	30,000	$3,206
Citigroup Capital
7.875% due 10/30/2040	48,000	1,292
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)	13,000	16,287
Navient LLC CPI Linked Security
4.072% due 03/15/2017	21,400	528

		21,313

INDUSTRIALS 0.0%
CoBank ACB
6.250% due 10/01/2022 (e)	25,000	2,639

Total Preferred Securities (Cost $20,299)		23,952

REAL ESTATE INVESTMENT TRUSTS 0.2%

FINANCIALS 0.2%
American Realty Capital Properties, Inc.	446,286	5,382
American Residential Properties, Inc.	311,514	5,713

Total Real Estate Investment Trusts (Cost $11,997)		11,095

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.3%

CERTIFICATES OF DEPOSIT 3.2%
Banco Bilbao Vizcaya Argentaria S.A.
0.983% due 10/23/2015	$5,000	5,000
1.081% due 05/16/2016	13,250	13,298
Banco do Brasil S.A.
1.211% due 06/29/2015	15,000	15,000
Barclays Bank PLC
0.537% due 05/01/2015	25,000	24,999
Credit Suisse
0.444% due 01/12/2015	7,200	7,203
0.555% due 08/24/2015	15,000	14,996
0.610% due 01/28/2016	7,350	7,354
Intesa Sanpaolo SpA
1.614% due 04/11/2016	7,000	7,064
1.650% due 04/07/2015	15,000	15,055
Itau Unibanco Holding S.A.
1.190% due 06/26/2015	4,500	4,500
1.511% due 05/31/2016	67,400	67,350

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sumitomo Mitsui Banking Corp.
0.593% due 05/02/2017	$1,100	$1,100
0.609% due 05/02/2017	15,000	15,002

		197,921

COMMERCIAL PAPER 0.1%
Ford Motor Credit Co.
0.680% due 03/02/2015	300	299
Greensill Capital SCF S.A.
5.576% due 03/02/2015 (f)	9,000	8,770

		9,069

REPURCHASE AGREEMENTS (g) 0.0%
		797

U.S. TREASURY BILLS 0.0%
0.041% due 01/22/2015 - 03/26/2015 (c)(j)(l)	2,079	2,079

Total Short-Term Instruments (Cost $209,761)		209,866

Total Investments in Securities (Cost $6,399,303)		6,612,886

	SHARES
INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio	631,946	6,323
PIMCO Short-Term Floating NAV Portfolio III	1,822,811	18,212

Total Short-Term Instruments (Cost $24,535)		24,535

Total Investments in Affiliates (Cost $24,535)		24,535

Total Investments 108.2% (Cost $6,423,838)		$6,637,421

Financial Derivative Instruments (i)(k) 0.6% (Cost or Premiums, net $(7,456))		34,956

Other Assets and Liabilities, net (8.8%)		(540,449)

Net Assets 100.0%		$6,131,928

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	59

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

(f)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amaya Gaming Group, Inc.	09/08/2014 - 09/11/2014	$12,833	$11,436	0.19%
Delta Air Lines, Inc.
2.233% due 04/30/2018 - 04/30/2019	05/05/2014	7,667	7,711	0.13%
Greensill Capital SCF S.A.
5.576% due 03/02/2015	09/09/2014	8,796	8,770	0.14%
International Aircraft Leasing and Trading
3.140% due 05/29/2015	05/29/2014	18,500	18,461	0.30%
Norwegian Air Shuttle
TBD - 6.110% due 12/31/2014	06/25/2014	29,550	29,184	0.47%
Pinnacol Assurance
8.625% due 06/25/2034	06/23/2014	6,000	6,088	0.10%
Rise Ltd.
4.750% due 01/31/2021	02/11/2014	7,958	8,018	0.13%

		$91,304	$89,668	1.46%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$ 797	U.S. Treasury Notes 8.125% due 08/15/2021	$(816)	$797	$797

Total Repurchase Agreements						$(816)	$797	$797

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	(0.850%)	07/23/2014	07/22/2016	$(1,830)	$(1,827)
	(0.850%)	07/25/2014	07/24/2016	(2,240)	(2,237)
MEI	(0.350%)	08/01/2014	07/31/2016	(5,197)	(5,194)

Total Reverse Repurchase Agreements					$(9,258)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.150%	09/09/2014	10/09/2014	$(126,719)	$(126,824)
	0.180%	09/16/2014	10/16/2014	(32,309)	(32,358)
	0.250%	09/26/2014	10/03/2014	(41,084)	(41,091)
BPG	0.150%	09/29/2014	10/29/2014	(2,336)	(2,340)
GSC	0.120%	09/09/2014	10/09/2014	(10,574)	(10,583)
	0.130%	09/30/2014	10/07/2014	(68,938)	(68,964)
	0.150%	09/08/2014	10/08/2014	(89,807)	(89,878)
	0.190%	09/16/2014	10/07/2014	(135,053)	(135,145)
MSC	0.010%	09/29/2014	10/03/2014	(3,388)	(3,388)
	0.220%	09/24/2014	10/01/2014	(70,358)	(70,361)
	0.230%	09/24/2014	10/01/2014	(25,404)	(25,405)
TDM	(0.010%)	09/16/2014	10/07/2014	(27,996)	(28,007)

Total Sale-Buyback Transactions					$(634,344)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $638,067 at a weighted average interest rate of 0.077%.
(3)	Payable for sale-buyback transactions includes $321 of deferred price drop on sale-buyback transactions.

60	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(h)	Securities with an aggregate market value of $644,686 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BRC	$0	$(4,064)	$0	$0	$(4,064)	$4,065	$1
MEI	0	(5,194)	0	0	(5,194)	5,218	24
SSB	797	0	0	0	797	(816)	(19)

Master Securities Forward Transaction Agreement
BCY	0	0	(200,273)	0	(200,272)	197,038	(3,234)
BPG	0	0	(2,340)	0	(2,340)	2,312	(28)
GSC	0	0	(304,570)	0	(304,570)	301,571	(2,999)
MSC	0	0	(99,154)	0	(99,154)	98,268	(886)
TDM	0	0	(28,007)	0	(28,007)	27,902	(105)

Total Borrowings and Other Financing Transactions	$797	$(9,258)	$(634,344)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Call Options Strike @ EUR 151.000 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	200	$(61)	$0	$(18)
Euro-Bund 10-Year Bond December Futures	Long	12/2014	85	74	28	0
Put Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	200	53	7	0
U.S. Treasury 5-Year Note December Futures	Long	12/2014	351	(80)	0	(16)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	7,816	(4,595)	0	(977)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	749	(1,031)	0	(304)
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2014	274	(13)	0	(13)

Total Futures Contracts				$(5,653)	$35	$(1,328)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (1)

Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
							Asset	Liability
Mexico Government International Bond	1.000%	12/20/2018	0.718%	$15,000	$200	$211	$39	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$ 7,425	$453	$(156)	$45	$0
CDX.IG-19 5-Year Index	1.000%	12/20/2017	200	4	2	0	0
CDX.IG-21 5-Year Index	1.000%	12/20/2018	611,045	11,022	643	611	0
CDX.IG-22 5-Year Index	1.000%	06/20/2019	518,300	8,446	(1,527)	591	0
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR 210,150	4,556	803	0	(23)
iTraxx Europe 21 10-Year Index	1.000%	06/20/2024	1,300	(12)	(16)	0	(1)

				$24,469	$(251)	$1,247	$(24)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	61

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD 80,800	$2,023	$399	$0	$(156)
Receive	3-Month USD-LIBOR	2.700%	05/21/2024	$ 89,200	(1,467)	(1,075)	118	0
Receive	3-Month USD-LIBOR	2.700%	07/18/2024	142,700	(1,540)	(1,015)	194	0
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017	AUD 756,000	764	1,495	709	0
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR 318,000	(1,461)	(856)	0	(5)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025	153,100	(117)	(1,379)	0	(157)
Receive	6-Month GBP-LIBOR	3.000%	09/11/2024	GBP 13,500	34	(87)	0	(50)
Receive	6-Month GBP-LIBOR	2.750%	03/18/2025	50,700	(1,013)	205	0	(334)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY 14,000,000	(5,000)	(5,486)	97	0
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	510,000	(446)	(126)	13	0
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN 1,937,400	4,483	(5)	60	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	599,200	(728)	(888)	122	0

					$(4,468)	$(8,818)	$1,313	$(702)

Total Swap Agreements					$20,201	$(8,858)	$2,599	$(726)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(j)	Securities with an aggregate market value of $63,973 and cash of $742 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$35	$2,599	$2,634	$0	$(1,328)	$(726)	$(2,054)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		CAD	9,399	$		8,531	$142	$0
	10/2014	$		1,020		EUR	788	0	(25)
	10/2014			79,966		GBP	48,896	0	(699)
	11/2014		GBP	48,896	$		79,945	700	0

BPS	10/2014		CAD	5,009			4,536	65	0
	10/2014		EUR	4,671			6,089	189	0
	10/2014		NZD	700			568	22	0
	10/2014	$		239		EUR	182	0	(10)
	11/2014			10,066			7,838	0	(164)
	12/2014		MXN	64,236	$		4,803	45	0
	12/2014	$		1,255		MXN	16,988	3	0
	01/2017		BRL	9,922	$		3,492	204	0

BRC	10/2014		EUR	25,814			33,501	896	0
	10/2014		JPY	153,467			1,430	31	0
	10/2014		NZD	1,058			863	37	0
	11/2014	$		2,113		GBP	1,302	0	(3)
	11/2014			3,911		JPY	429,000	2	0
	12/2014			3,745		MXN	49,551	0	(75)

CBK	10/2014		EUR	341,725	$		448,957	17,341	0
	10/2014	$		34,929		AUD	39,365	0	(463)

62	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2014		AUD	39,365	$		34,846	$461	$0
	11/2014	$		1,045		AUD	1,199	2	0
	11/2014			8,825		GBP	5,447	2	0

DUB	10/2014		AUD	4,756	$		4,377	213	0
	10/2014		BRL	24,826			10,129	0	(13)
	10/2014	$		10,712		BRL	24,826	0	(570)
	11/2014			25		SGD	32	0	0
	01/2017			3,492		BRL	9,922	0	(204)

FBF	10/2014		BRL	51,709	$		22,324	1,199	0
	10/2014	$		21,501		BRL	51,709	22	(398)
	01/2015		BRL	105,071	$		44,287	2,438	0

GLM	10/2014			81,169			35,041	1,881	0
	10/2014		CAD	4,232			3,822	44	0
	10/2014		GBP	1,628			2,626	0	(14)
	10/2014		JPY	13,793,678			131,322	5,553	0
	10/2014	$		33,117		BRL	81,169	44	0
	11/2014		GBP	545	$		888	5	0
	01/2015		BRL	124,685			52,294	2,633	0

HUS	10/2014		GBP	746			1,211	2	0
	10/2014	$		2,984		GBP	1,796	0	(72)

JPM	10/2014		AUD	34,609	$		32,060	1,758	0
	10/2014		BRL	24,981			10,712	507	0
	10/2014		GBP	8,868			14,309	1	(69)
	10/2014		JPY	486,600			4,636	199	0
	10/2014	$		10,192		BRL	24,981	13	0
	10/2014			2,201		EUR	1,708	0	(43)
	10/2014		ZAR	70,397	$		6,415	189	0
	11/2014	$		4,144		GBP	2,540	0	(27)
	12/2014			1,225		MXN	16,186	0	(26)
	04/2016		CNY	13,651	$		2,014	0	(145)
	04/2016	$		2,300		CNY	13,651	0	(141)

MSB	10/2014		GBP	39,450	$		65,429	1,474	0
	10/2014	$		469,424		EUR	369,397	0	(2,857)
	11/2014		EUR	369,397	$		469,520	2,853	0

RBC	10/2014	$		175		EUR	135	0	(4)
	02/2015		MXN	75,410	$		5,707	140	0

SCX	10/2014	$		13,927		INR	846,760	0	(262)

SOG	10/2014			5,910			358,105	0	(131)

UAG	10/2014		BRL	120,664	$		49,231	0	(65)
	10/2014	$		52,681		BRL	120,664	0	(3,385)
	10/2014			132,541		JPY	14,433,745	0	(937)
	11/2014		BRL	15,305	$		6,455	258	0
	11/2014		JPY	14,433,745			132,573	939	0
	12/2014	$		15,500		MXN	203,937	0	(395)
	01/2015		BRL	21,250	$		9,150	686	0

Total Forward Foreign Currency Contracts								$43,193	$(11,197)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	89,400	$7,087	$4,176

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC EURO STOXX 50 Index	3,631.000	12/20/2019	EUR	2,365	$8,236	$7,550

Total Purchased Options						$15,323	$11,726

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	63

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	1.030%	12/17/2014	$	29,000	$(144)	$(277)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.650%	10/15/2014		44,400	(42)	(66)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.700%	12/17/2014		55,600	(99)	(160)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		64,600	(118)	(57)

GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	12/17/2014	EUR	20,000	(56)	(29)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014		137,600	(320)	(123)

JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014	$	52,700	(76)	(58)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		28,050	(50)	(25)

							$(905)	$(795)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.650	05/27/2015	$	39,600	$(1,256)	$(1,713)
	Call - OTC USD versus INR	INR	65.200	02/27/2015		19,500	(340)	(243)

GLM	Call - OTC USD versus BRL	BRL	2.700	06/02/2015		21,000	(633)	(804)
	Call - OTC USD versus INR	INR	67.000	06/02/2015		28,100	(578)	(475)

JPM	Call - OTC USD versus BRL	BRL	2.388	10/14/2014		53,510	(289)	(1,769)

							$(3,096)	$(5,004)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$27,900	$(240)	$(7)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	21,200	(274)	(5)

						$(514)	$(12)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	375,400	$(7,057)	$(5,956)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015	EUR	9,900	(26)	(30)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.550%	03/23/2015		9,900	(82)	(55)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350%	09/08/2015		133,600	(307)	(423)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	09/08/2015		133,600	(316)	(188)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015		9,400	(19)	(28)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.550%	03/23/2015		9,400	(85)	(52)

JPM	Call - OTC 5-Year Interest Rate Swap (Effective 11/20/2019)	3-Month USD-LIBOR	Receive	3.200%	11/18/2014	$	34,400	(86)	(42)

MYC	Call - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Receive	2.910%	08/17/2015		352,100	(1,268)	(1,009)
	Put - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Pay	2.910%	08/17/2015		352,100	(1,267)	(1,421)

								$(10,513)	$(9,204)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	2,365	$(8,236)	$(8,422)

GST	Put - OTC S&P 500 Index	1,900.000	12/19/2014	$	15	(309)	(484)
	Call - OTC S&P 500 Index	2,100.000	12/19/2014		15	(106)	(52)

						$(8,651)	$(8,958)

Total Written Options						$(23,679)	$(23,973)

64	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	6,528	$711,190	EUR	148,700	$(11,957)
Sales	2,038	1,606,490		740,365	(18,540)
Closing Buys	0	0		0	0
Expirations	(7,024)	(396,590)		(423,300)	5,159
Exercised	(1,542)	(321,900)		0	1,659

Balance at End of Period	0	$1,599,190	EUR	465,765	$(23,679)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2016	0.946%	$	2,800	$(37)	$41	$4	$0
	Credit Agricole S.A.	1.000%	06/20/2019	0.600%	EUR	4,800	122	(7)	115	0
	Credit Suisse Group	1.000%	06/20/2019	0.542%		3,500	106	(10)	96	0
	Ford Motor Co.	5.000%	09/20/2021	1.393%	$	14,000	3,439	(249)	3,190	0
	Italy Government International Bond	1.000%	12/20/2018	0.890%		100	(5)	6	1	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		1,000	(5)	7	2	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		30,000	46	(40)	6	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		7,750	(10)	109	99	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		200	1	1	2	0
	New York State General Obligation Bonds, Series 2005	1.850%	03/20/2021	0.508%		1,100	0	89	89	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.100%		2,600	(12)	41	29	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.647%		2,000	41	(7)	34	0
	Spain Government International Bond	1.000%	09/20/2019	0.750%		2,600	44	(13)	31	0
	Toyota Motor Corp.	1.000%	03/20/2015	0.061%		18,000	24	61	85	0
	Whirlpool Corp.	1.000%	09/20/2017	0.342%		4,300	(181)	266	85	0

BPS	Berkshire Hathaway, Inc.	1.000%	06/20/2016	0.186%		50,000	841	(124)	717	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	0.883%		4,600	(118)	139	21	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		3,200	24	(19)	5	0
	Petrobras International Finance Co.	1.000%	06/20/2015	0.812%		2,500	(17)	21	4	0
	Petrobras International Finance Co.	1.000%	06/20/2019	2.380%		4,100	(315)	68	0	(247)
	Petrobras International Finance Co.	1.000%	09/20/2019	2.466%		37,700	(2,053)	(468)	0	(2,521)

BRC	BMW Finance NV	1.000%	06/20/2018	0.300%		500	6	7	13	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		800	(7)	10	3	0
	D.R. Horton, Inc.	1.000%	09/20/2021	2.623%		1,000	(68)	(30)	0	(98)
	Ford Motor Co.	5.000%	06/20/2019	1.018%		5,900	1,149	(82)	1,067	0
	Ford Motor Co.	5.000%	09/20/2021	1.393%		15,000	3,653	(234)	3,419	0
	Ford Motor Credit Co. LLC	5.000%	09/20/2021	1.343%		7,500	1,869	(153)	1,716	0
	General Electric Capital Corp.	1.000%	06/20/2015	0.202%		25,000	212	(60)	152	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.520%		2,500	29	23	52	0
	Italy Government International Bond	1.000%	12/20/2018	0.890%		7,100	(354)	387	33	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		5,100	(24)	81	57	0
	Morgan Stanley	1.000%	12/20/2018	0.746%		7,500	11	69	80	0
	SoftBank Corp.	1.000%	12/20/2017	1.049%	JPY	60,000	(65)	64	0	(1)
	Statoil ASA	1.000%	06/20/2016	0.140%	$	8,600	168	(37)	131	0
	Telecom Italia SpA	1.000%	06/20/2019	1.775%	EUR	2,000	(175)	87	0	(88)
	Tesco PLC	1.000%	12/20/2019	1.371%		4,000	(46)	(47)	0	(93)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	65

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Time Warner Cable, Inc.	1.000%	12/20/2015	0.067%	$	4,000	$(39)	$86	$47	$0
	Toyota Motor Corp.	1.000%	03/20/2015	0.061%		4,500	21	0	21	0
	Unitymedia KabelBW GmbH	5.000%	12/20/2020	2.838%	EUR	2,000	133	177	310	0
	UPC Holding BV	5.000%	09/20/2022	3.546%		1,800	103	120	223	0
	Volkswagen International Finance NV	1.000%	06/20/2018	0.376%	$	500	5	7	12	0
	Whirlpool Corp.	1.000%	03/20/2019	0.631%		50	0	1	1	0

CBK	BP Capital Markets America, Inc.	1.000%	12/20/2018	0.564%	EUR	10,000	274	(40)	234	0
	Dominion Resources, Inc.	0.670%	06/20/2015	0.066%	$	100	0	1	1	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		2,000	(14)	17	3	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		9,550	58	49	107	0
	Spain Government International Bond	1.000%	12/20/2018	0.671%		4,800	(152)	218	66	0
	Telecom Italia SpA	1.000%	06/20/2019	1.775%	EUR	17,700	(1,543)	764	0	(779)
	Tesco PLC	1.000%	12/20/2019	1.371%		2,200	(38)	(13)	0	(51)
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.167%	$	2,000	(5)	34	29	0

DUB	Berkshire Hathaway, Inc.	1.000%	03/20/2024	1.027%		10,000	(159)	139	0	(20)
	BP Capital Markets America, Inc.	1.000%	12/20/2018	0.564%	EUR	5,000	137	(20)	117	0
	Colombia Government International Bond	1.000%	03/20/2016	0.394%	$	1,800	11	6	17	0
	Danone	1.000%	03/20/2016	0.113%		2,000	32	(6)	26	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.202%		6,000	35	(23)	12	0
	Italy Government International Bond	1.000%	12/20/2018	0.890%		1,800	(84)	92	8	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		89,500	81	70	151	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		1,400	(2)	2	0	0
	JPMorgan Chase & Co.	1.000%	03/20/2024	1.041%		6,200	(114)	95	0	(19)
	MetLife, Inc.	1.000%	03/20/2021	0.887%		10,000	(32)	102	70	0
	MetLife, Inc.	1.000%	09/20/2021	0.941%		24,800	250	(151)	99	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		2,000	7	19	26	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		26,050	137	155	292	0
	Morgan Stanley	1.000%	03/20/2021	1.063%		24,700	(220)	133	0	(87)
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.171%		20,000	(202)	536	334	0
	Petrobras International Finance Co.	1.000%	06/20/2015	0.812%		33,100	(94)	147	53	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.100%		13,500	(17)	170	153	0
	Prudential Financial, Inc.	1.000%	09/20/2021	0.923%		47,300	509	(263)	246	0
	Spain Government International Bond	1.000%	09/20/2019	0.750%		200	3	(1)	2	0

FBF	Danone	1.000%	12/20/2015	0.086%	EUR	400	8	(2)	6	0
	Encana Corp.	1.000%	09/20/2017	0.428%	$	1,500	(42)	68	26	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		3,600	10	36	46	0
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.171%		5,000	(50)	134	84	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.100%		1,500	(11)	28	17	0
	Statoil ASA	1.000%	06/20/2016	0.140%		3,000	58	(13)	45	0
	Telecom Italia SpA	1.000%	06/20/2019	1.775%	EUR	5,700	(496)	245	0	(251)
	Telefonica Emisiones S.A.U.	1.000%	06/20/2021	1.257%		2,800	(154)	97	0	(57)
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.167%	$	2,700	(11)	51	40	0
	Whirlpool Corp.	1.000%	09/20/2017	0.342%		7,000	(262)	400	138	0
	Whirlpool Corp.	1.000%	03/20/2019	0.631%		100	0	1	1	0

GST	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.241%		5,000	22	35	57	0
	BP Capital Markets America, Inc.	1.000%	06/20/2016	0.275%		5,500	49	21	70	0
	Continental Resources, Inc.	1.000%	06/20/2016	0.880%		1,500	19	(1)	18	0
	Enbridge, Inc.	1.000%	09/20/2017	0.450%		9,000	155	(7)	148	0
	Forest Oil Corp.	5.000%	06/20/2018	12.324%		4,900	(107)	(799)	0	(906)
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	09/20/2017	0.620%		3,000	(106)	140	34	0

66	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Gilead Sciences, Inc.	1.000%	06/20/2017	0.152%	$	5,000	$(19)	$136	$117	$0
	Greece Government International Bond	1.000%	09/20/2015	3.951%	EUR	1,700	(73)	13	0	(60)
	Mexico Government International Bond	1.000%	12/20/2018	0.695%	$	6,350	(8)	89	81	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		9,650	29	79	108	0
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.171%		2,500	(25)	67	42	0
	Petrobras International Finance Co.	1.000%	09/20/2019	2.466%		9,600	(545)	(97)	0	(642)
	SoftBank Corp.	1.000%	12/20/2017	1.049%	JPY	150,000	(164)	162	0	(2)
	Teck Resources Ltd.	1.000%	06/20/2018	1.200%	$	10,000	(292)	222	0	(70)
	Telefonica Emisiones S.A.U.	1.000%	09/20/2019	0.961%	EUR	700	8	(6)	2	0
	UPC Holding BV	5.000%	03/20/2021	3.239%		5,000	561	85	646	0
	Valeant Pharmaceuticals International	5.000%	06/20/2016	0.976%	$	3,000	(47)	259	212	0

HUS	Colombia Government International Bond	1.000%	03/20/2016	0.394%		3,000	16	12	28	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		40,550	(72)	590	518	0
	Petrobras International Finance Co.	1.000%	06/20/2019	2.380%		5,400	(445)	120	0	(325)
	Spain Government International Bond	1.000%	12/20/2018	0.671%		7,300	(234)	334	100	0
	Spain Government International Bond	1.000%	03/20/2019	0.700%		6,000	(45)	124	79	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.167%		10,000	(60)	207	147	0

JPM	Brazil Government International Bond	1.000%	12/20/2018	1.465%		20,000	(887)	517	0	(370)
	Danone	1.000%	12/20/2015	0.086%	EUR	14,200	269	(62)	207	0
	Encana Corp.	1.000%	06/20/2018	0.595%	$	1,600	(37)	61	24	0
	Exelon Corp.	1.000%	06/20/2016	0.134%		40,000	(38)	649	611	0
	Masco Corp.	5.000%	09/20/2020	1.815%		5,000	709	167	876	0
	Morgan Stanley	1.000%	03/20/2019	0.792%		600	0	6	6	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.942%		5,000	(143)	147	4	0
	SoftBank Corp.	1.000%	12/20/2017	1.049%	JPY	110,000	(117)	116	0	(1)
	Spain Government International Bond	1.000%	09/20/2019	0.750%	$	8,900	140	(32)	108	0
	Williams Cos., Inc.	1.000%	09/20/2019	1.130%		2,800	7	(23)	0	(16)

MYC	Barrick Gold Corp.	1.000%	06/20/2018	1.192%		15,000	(522)	422	0	(100)
	Brazil Government International Bond	1.000%	12/20/2018	1.465%		25,300	(1,222)	754	0	(468)
	Credit Suisse Group	1.000%	06/20/2015	0.194%	EUR	10,350	121	(41)	80	0
	D.R. Horton, Inc.	1.000%	09/20/2021	2.623%	$	7,200	(475)	(226)	0	(701)
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	09/20/2017	0.620%		8,000	(144)	235	91	0
	Italy Government International Bond	1.000%	12/20/2018	0.890%		17,500	(815)	897	82	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%		2,900	6	4	10	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		45,600	(164)	241	77	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		19,200	(70)	315	245	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		22,450	173	78	251	0
	Russian Railways	1.000%	03/20/2016	2.843%		1,500	(33)	(7)	0	(40)
	Spain Government International Bond	1.000%	12/20/2018	0.671%		16,200	(955)	1,177	222	0
	Teck Resources Ltd.	1.000%	03/20/2021	2.471%		10,000	(521)	(317)	0	(838)
	USG Corp.	5.000%	09/20/2019	2.438%		5,000	607	(18)	589	0

RYL	Canadian Natural Resources Ltd.	1.000%	09/20/2015	0.072%		800	(4)	11	7	0
	General Electric Capital Corp.	1.000%	03/20/2015	0.202%		1,300	(37)	43	6	0
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.171%		2,500	(26)	68	42	0

SOG	Statoil ASA	1.000%	06/20/2016	0.140%		8,600	164	(33)	131	0

UAG	Statoil ASA	1.000%	06/20/2016	0.140%		5,000	100	(24)	76	0
	Time Warner Cable, Inc.	1.000%	12/20/2015	0.067%		15,000	(88)	264	176	0

							$1,039	$10,839	$20,729	$(8,851)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	67

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid	Unrealized Appreciation	Swap Agreements, at Value (4)
								Asset	Liability
BRC	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY	540,000	$34	$52	$86	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	18,400	$(9)	$30	$21	$0
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	1,800	3	1	4	0

BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	526,800	(61)	1,271	1,210	0

CBK	Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	8,000	135	64	199	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	91,000	105	104	209	0

DUB	Pay	1-Year BRL-CDI	11.000%	01/04/2021	BRL	100,000	(399)	(929)	0	(1,328)
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	3,000	2	4	6	0
	Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	24,200	432	171	603	0

GLM	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	8,500	31	(15)	16	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	956,700	(602)	2,800	2,198	0

HUS	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		100,100	243	468	711	0

JPM	Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	6,200	109	45	154	0

UAG	Pay	1-Year BRL-CDI	11.000%	01/04/2021	BRL	120,800	(185)	(1,419)	0	(1,604)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		18,200	(53)	(18)	0	(71)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	170,500	80	312	392	0
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021		48,700	(4)	(53)	0	(57)

							$(173)	$2,836	$5,723	$(3,060)

Total Swap Agreements							$900	$13,727	$26,538	$(11,911)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(l)	Securities with an aggregate market value of $12,959 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$842	$0	$3,868	$4,710	$(724)	$(2,516)	$0	$(3,240)	$1,470	$(1,400)	$70
BPS	528	0	772	1,300	(174)	0	(2,768)	(2,942)	(1,642)	1,351	(291)
BRC	966	0	8,633	9,599	(78)	0	(280)	(358)	9,241	(9,290)	(49)
CBK	17,806	0	848	18,654	(463)	(12)	(830)	(1,305)	17,349	(15,210)	2,139
DUB	213	11,726	2,215	14,154	(787)	(14,463)	(1,454)	(16,704)	(2,550)	3,593	1,043
FBF	3,659	0	403	4,062	(398)	0	(308)	(706)	3,356	(3,362)	(6)
GLM	10,160	0	2,214	12,374	(14)	(1,970)	0	(1,984)	10,390	(10,030)	360
GST	0	0	1,535	1,535	0	(688)	(1,680)	(2,368)	(833)	737	(96)
HUS	2	0	1,583	1,585	(72)	0	(325)	(397)	1,188	(1,220)	(32)
JPM	2,667	0	1,990	4,657	(451)	(1,894)	(387)	(2,732)	1,925	(2,020)	(95)
MSB	4,327	0	0	4,327	(2,857)	0	0	(2,857)	1,470	(1,320)	150

68	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
MYC	$0	$0	$1,647	$1,647	$0	$(2,430)	$(2,147)	$(4,577)	$(2,930)	$2,050	$(880)
RBC	140	0	0	140	(4)	0	0	(4)	136	0	136
RYL	0	0	55	55	0	0	0	0	55	0	55
SCX	0	0	0	0	(262)	0	0	(262)	(262)	0	(262)
SOG	0	0	131	131	(131)	0	0	(131)	0	(260)	(260)
UAG	1,883	0	644	2,527	(4,782)	0	(1,732)	(6,514)	(3,987)	4,304	317

Total Over the Counter	$43,193	$11,726	$26,538	$81,457	$(11,197)	$(23,973)	$(11,911)	$(47,081)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$35	$35
Swap Agreements	0	1,286	0	0	1,313	2,599

	$0	$1,286	$0	$0	$1,348	$2,634

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$43,193	$0	$43,193
Purchased Options	0	0	7,550	0	4,176	11,726
Swap Agreements	0	20,815	0	0	5,723	26,538

	$0	$20,815	$7,550	$43,193	$9,899	$81,457

	$0	$22,101	$7,550	$43,193	$11,247	$84,091

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,328	$1,328
Swap Agreements	0	24	0	0	702	726

	$0	$24	$0	$0	$2,030	$2,054

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,197	$0	$11,197
Written Options	0	795	8,958	5,004	9,216	23,973
Swap Agreements	0	8,851	0	0	3,060	11,911

	$0	$9,646	$8,958	$16,201	$12,276	$47,081

	$0	$9,670	$8,958	$16,201	$14,306	$49,135

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	69

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2,444	$2,444
Futures	0	0	0	0	14,797	14,797
Swap Agreements	0	7,686	0	0	(11,150)	(3,464)

	$0	$7,686	$0	$0	$6,091	$13,777

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,243	$0	$11,243
Written Options	0	490	0	733	1,492	2,715
Swap Agreements	0	17,999	0	0	9,716	27,715

	$0	$18,489	$0	$11,976	$11,208	$41,673

	$0	$26,175	$0	$11,976	$17,299	$55,450

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(579)	$(579)
Futures	0	0	0	0	(3,870)	(3,870)
Swap Agreements	0	(1,729)	0	0	(7,104)	(8,833)

	$0	$(1,729)	$0	$0	$(11,553)	$(13,282)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$34,565	$0	$34,565
Purchased Options	0	0	(687)	0	(4,788)	(5,475)
Written Options	0	(110)	(306)	(2,424)	4,279	1,439
Swap Agreements	0	(7,546)	0	0	(5,547)	(13,093)

	$0	$(7,656)	$(993)	$32,141	$(6,056)	$17,436

	$0	$(9,385)	$(993)	$32,141	$(17,609)	$4,154

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$472,962	$83,476	$556,438
Corporate Bonds & Notes
Banking & Finance	0	2,201,378	23,489	2,224,867
Industrials	0	915,054	85,146	1,000,200
Utilities	0	463,289	9,707	472,996
Convertible Bonds & Notes
Banking & Finance	0	632	0	632
Municipal Bonds & Notes
California	0	31,923	0	31,923
Colorado	0	8,752	0	8,752
New York	0	13,694	0	13,694
Ohio	0	2,853	0	2,853
Texas	0	23,209	0	23,209
Washington	0	2,252	0	2,252
U.S. Government Agencies	0	9,339	0	9,339
U.S. Treasury Obligations	0	1,155,675	0	1,155,675
Mortgage-Backed Securities	0	194,428	0	194,428
Asset-Backed Securities	0	228,518	0	228,518
Sovereign Issues	0	317,927	0	317,927
Common Stocks
Consumer Discretionary	87,345	0	0	87,345
Energy	17,175	0	0	17,175
Industrials	5,564	0	0	5,564
Convertible Preferred Securities
Banking & Finance	0	14,186	0	14,186
Preferred Securities
Banking & Finance	1,820	19,493	0	21,313
Industrials	0	2,639	0	2,639
Real Estate Investment Trusts
Financials	11,095	0	0	11,095

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Short-Term Instruments
Certificates of Deposit	$0	$197,921	$0	$197,921
Commercial Paper	0	299	8,770	9,069
Repurchase Agreements	0	797	0	797
U.S. Treasury Bills	0	2,079	0	2,079
	$122,999	$6,279,299	$210,588	$6,612,886

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$24,535	$0	$0	$24,535

Total Investments	$147,534	$6,279,299	$210,588	$6,637,421

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	35	2,599	0	2,634
Over the counter	0	81,439	18	81,457
	$35	$84,038	$18	$84,091

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,328)	(726)	0	(2,054)
Over the counter	0	(47,081)	0	(47,081)
	$(1,328)	$(47,807)	$0	$(49,135)

Totals	$146,241	$6,315,530	$210,606	$6,672,377

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2014.

70	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2014 (2)
Investments in Securities, at Value
Bank Loan Obligations	$23,113	$65,941	$(1,445)	$(6)	$(7)	$(156)	$0	$(3,964)	$83,476	$(114)
Corporate Bonds & Notes
Banking & Finance	24,504	29,247	(458)	(29)	(5)	(130)	0	(29,640)	23,489	(225)
Industrials	91,297	10,010	(15,064)	(165)	343	(1,275)	0	0	85,146	(411)
Utilities	5,187	0	(447)	0	0	(78)	5,045	0	9,707	(18)
Asset-Backed Securities	8,345	(8,261)	0	0	0	(84)	0	0	0	0
Short-Term Instruments
Commercial Paper	0	8,797	0	(27)	0	0	0	0	8,770	0

	$152,446	$105,734	$(17,414)	$(227)	$331	$(1,723)	$5,045	$(33,604)	$210,588	$(768)

Financial Derivative Instruments - Assets
Over the counter	297	19	0	0	0	(86)	0	(212)	18	(1)

Financial Derivative Instruments - Liabilities
Over the counter	$(45)	$0	$0	$0	$0	$33	$0	$12	$0	$0

Totals	$152,698	$105,753	$(17,414)	$(227)	$331	$(1,776)	$5,045	$(33,804)	$210,606	$(769)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$82,036	Benchmark Pricing	Base Price	99.40-101.75
	1,440	Third-Party Vendor	Broker Quote	96.00
Corporate Bonds & Notes
Banking & Finance	9,825	Benchmark Pricing	Base Price	93.75-110.05
	5,500	Other Valuation Techniques	Liquidity Discount	100.00
	8,164	Third-Party Vendor	Broker Quote	111.84
Industrials	6,088	Benchmark Pricing	Base Price	102.67
	79,058	Third-Party Vendor	Broker Quote	100.75-117.25
Utilities	4,512	Benchmark Pricing	Base Price	94.05
	5,195	Third-Party Vendor	Broker Quote	102.50-107.00
Short-Term Instruments
Commercial Paper	8,770	Benchmark Pricing	Base Price	97.44

Financial Derivative Instruments - Assets
Over the counter	18	Indicative Market Quotation	Broker Quote	$1.16

Total	$210,606

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	71

Schedule of Investments PIMCO Long Duration Total Return Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.2%

BANK LOAN OBLIGATIONS 0.6%
H.J. Heinz Co.
3.500% due 06/05/2020		$23,675	$23,427

Rise Ltd.
4.750% due 01/31/2021 (d)		6,648	6,746

Total Bank Loan Obligations (Cost $30,323)			30,173

CORPORATE BONDS & NOTES 47.2%

BANKING & FINANCE 16.8%
AIG SunAmerica Global Financing
6.900% due 03/15/2032		735	978
Alleghany Corp.
4.900% due 09/15/2044		2,500	2,473
American International Group, Inc.
6.250% due 05/01/2036		7,180	9,008
6.765% due 11/15/2017	GBP	367	677
6.820% due 11/15/2037		$1,680	2,250
8.175% due 05/15/2068		3,400	4,598
Asian Development Bank
5.820% due 06/16/2028		500	640
Aviation Loan Trust
2.344% due 12/15/2022		4,779	4,480
Banco del Estado de Chile
2.000% due 11/09/2017		12,000	12,105
Banco do Brasil S.A.
3.875% due 10/10/2022		13,200	12,276
Banco Santander Chile
3.875% due 09/20/2022		6,920	6,842
Bank of America Corp.
0.564% due 08/15/2016		100	99
4.000% due 04/01/2024		11,000	11,131
4.875% due 04/01/2044		5,100	5,309
6.250% due 09/05/2024 (c)		21,500	21,473
7.750% due 04/30/2018	GBP	1,900	3,627
7.750% due 05/14/2038		$400	541
Bank of America N.A.
6.000% due 10/15/2036		12,790	15,456
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.850% due 09/08/2021		11,900	11,759
Bank One Corp.
7.625% due 10/15/2026		95	124
8.000% due 04/29/2027		100	134
Barclays Bank PLC
10.179% due 06/12/2021		11,560	15,783
BBVA Bancomer S.A.
6.500% due 03/10/2021		3,900	4,271
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		22,400	22,836
BNP Paribas S.A.
5.186% due 06/29/2015 (c)		3,100	3,139
BPCE S.A.
4.500% due 03/15/2025		6,000	5,839
4.625% due 07/11/2024		10,700	10,490
Brown & Brown, Inc.
4.200% due 09/15/2024		3,000	3,023
Citigroup, Inc.
2.500% due 07/29/2019		11,300	11,209
6.125% due 08/25/2036		7,000	8,051
6.625% due 06/15/2032		4,250	5,151
6.675% due 09/13/2043		4,900	6,027
8.125% due 07/15/2039		12,200	18,137
CME Group, Inc.
5.300% due 09/15/2043		3,515	4,039
Credit Agricole S.A.
8.375% due 10/13/2019 (c)		10,000	11,555

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse
3.625% due 09/09/2024		$6,000	$5,929
6.500% due 08/08/2023		25,000	27,251
Denali Borrower LLC
5.625% due 10/15/2020		4,400	4,538
Deutsche Annington Finance BV
5.000% due 10/02/2023		3,100	3,301
Fidelity National Financial, Inc.
5.500% due 09/01/2022		700	762
First American Financial Corp.
4.300% due 02/01/2023		4,500	4,546
FMR LLC
4.950% due 02/01/2033		3,000	3,304
5.150% due 02/01/2043		11,300	12,346
Ford Holdings LLC
9.300% due 03/01/2030		10,000	14,820
General Electric Capital Corp.
5.875% due 01/14/2038		9,600	11,603
6.150% due 08/07/2037		4,455	5,520
6.375% due 11/15/2067		250	271
6.750% due 03/15/2032		18,880	24,822
6.875% due 01/10/2039		6,600	8,901
Goldman Sachs Group, Inc.
3.850% due 07/08/2024		15,400	15,338
4.800% due 07/08/2044		5,800	5,855
5.700% due 05/10/2019 (c)		13,400	13,660
5.750% due 01/24/2022		16,500	18,796
6.125% due 02/15/2033		350	420
6.250% due 02/01/2041		5,500	6,685
6.450% due 05/01/2036		900	1,051
6.750% due 10/01/2037		20,185	24,051
7.250% due 04/10/2028	GBP	2,000	4,360
HBOS PLC
6.000% due 11/01/2033		$2,600	2,903
6.750% due 05/21/2018		8,500	9,632
HCP, Inc.
6.750% due 02/01/2041		800	1,030
Health Care REIT, Inc.
5.125% due 03/15/2043		12,400	13,018
HSBC Bank USA N.A.
5.625% due 08/15/2035		400	473
5.875% due 11/01/2034		230	279
7.000% due 01/15/2039		19,550	26,726
HSBC Holdings PLC
6.375% due 09/17/2024 (c)		9,000	9,000
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		8,600	8,428
JPMorgan Chase & Co.
3.625% due 05/13/2024		6,900	6,897
4.350% due 08/15/2021		10,000	10,707
4.850% due 02/01/2044		10,100	10,622
5.000% due 07/01/2019 (c)		11,400	11,156
6.100% due 10/01/2024 (c)		13,900	13,803
6.125% due 04/30/2024 (c)		7,000	6,961
6.400% due 05/15/2038		4,600	5,809
7.900% due 04/30/2018 (c)		1,400	1,527
Kilroy Realty LP
4.250% due 08/15/2029		8,900	8,823
LBG Capital PLC
15.000% due 12/21/2019	GBP	6,200	14,273
15.000% due 12/21/2019	EUR	500	950
LeasePlan Corp. NV
2.500% due 05/16/2018		$2,800	2,811
Lehman Brothers Holdings, Inc.
1.000% due 09/27/2027 ^		1,200	245
Lloyds Bank PLC
12.000% due 12/16/2024 (c)		3,500	5,162

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MetLife, Inc.
5.700% due 06/15/2035	$5,500	$6,608
Moody’s Corp.
5.250% due 07/15/2044	8,000	8,392
Morgan Stanley
6.375% due 07/24/2042	6,600	8,270
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054	8,200	8,211
Navient LLC
5.625% due 08/01/2033	6,400	5,408
8.000% due 03/25/2020	3,900	4,383
New York Life Insurance Co.
6.750% due 11/15/2039	2,500	3,305
North American Development Bank
4.375% due 02/11/2020	10,625	11,402
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040	10,000	12,428
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,200	1,183
4.950% due 04/01/2024	2,000	2,045
Pacific Life Insurance Co.
9.250% due 06/15/2039	14,800	23,069
Rabobank Group
11.000% due 06/30/2019 (c)	8,200	10,865
Regions Financial Corp.
7.375% due 12/10/2037	4,000	5,085
Resona Bank Ltd.
5.850% due 04/15/2016 (c)	100	106
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)	7,000	8,028
7.648% due 09/30/2031 (c)	9,190	10,798
SAFG Retirement Services, Inc.
5.600% due 07/31/2097	700	751
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	1,000	1,016
5.717% due 06/16/2021	3,200	3,142
6.125% due 02/07/2022	10,000	10,050
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054	17,000	17,166
6.850% due 12/16/2039	8,900	11,505
UBS AG
2.375% due 08/14/2019	17,000	16,866
Vnesheconombank Via VEB Finance PLC
6.800% due 11/22/2025	2,300	2,266
Wachovia Corp.
5.625% due 10/15/2016	100	109
Wells Fargo & Co.
3.300% due 09/09/2024	10,100	9,924
5.375% due 11/02/2043	3,000	3,294
5.900% due 06/15/2024 (c)	13,200	13,480
7.980% due 03/15/2018 (c)	3,200	3,518
Wells Fargo Bank N.A.
5.850% due 02/01/2037	1,050	1,294
6.600% due 01/15/2038	18,061	24,200
Weyerhaeuser Co.
7.375% due 03/15/2032	18,900	25,120

		918,182

INDUSTRIALS 19.2%
21st Century Fox America, Inc.
3.700% due 09/15/2024	20,000	19,869
6.150% due 02/15/2041	14,800	17,622
6.200% due 12/15/2034	300	365
6.650% due 11/15/2037	5,000	6,288
AbbVie, Inc.
2.900% due 11/06/2022	6,800	6,515

72	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Actavis Funding SCS
3.850% due 06/15/2024	$7,477	$7,265
4.850% due 06/15/2044	3,800	3,584
Actavis, Inc.
4.625% due 10/01/2042	600	550
ADT Corp.
4.125% due 06/15/2023	12,700	11,335
ALROSA Finance S.A.
7.750% due 11/03/2020	800	827
Altria Group, Inc.
9.950% due 11/10/2038	3,074	5,098
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	5,000	5,863
6.375% due 03/01/2035	700	851
American Airlines Pass-Through Trust
3.700% due 04/01/2028	2,500	2,509
Amgen, Inc.
5.150% due 11/15/2041	2,500	2,648
5.375% due 05/15/2043	28,310	30,949
5.650% due 06/15/2042	19,800	22,573
6.375% due 06/01/2037	2,500	3,044
6.400% due 02/01/2039	5,000	6,133
6.900% due 06/01/2038	1,200	1,558
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040	8,100	7,845
Barrick Gold Corp.
5.800% due 11/15/2034	10	10
Barrick International Barbados Corp.
6.350% due 10/15/2036	10,490	11,149
Barrick North America Finance LLC
5.700% due 05/30/2041	6,100	5,945
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	1,300	1,312
Boston Scientific Corp.
7.375% due 01/15/2040	12,750	17,694
Burlington Northern Santa Fe LLC
4.550% due 09/01/2044	1,300	1,304
6.530% due 07/15/2037	200	252
Cameron International Corp.
5.950% due 06/01/2041	8,100	9,507
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,454
6.500% due 02/15/2037	250	313
CBS Corp.
3.700% due 08/15/2024	9,500	9,404
4.850% due 07/01/2042	7,354	7,260
4.900% due 08/15/2044	3,100	3,076
CC Holdings GS LLC
3.849% due 04/15/2023	2,300	2,267
Cenovus Energy, Inc.
6.750% due 11/15/2039	6,400	8,166
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	4,600	5,675
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,541
Comcast Corp.
4.500% due 01/15/2043	8,400	8,543
4.750% due 03/01/2044	5,700	6,038
6.400% due 03/01/2040	4,000	5,169
6.550% due 07/01/2039	1,150	1,508
7.050% due 03/15/2033	7,590	10,207
ConAgra Foods, Inc.
4.650% due 01/25/2043	1,650	1,600
Conoco Funding Co.
7.250% due 10/15/2031	10	14
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	2,915	2,981

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	$200	$239
COX Communications, Inc.
6.450% due 12/01/2036	400	472
8.375% due 03/01/2039	16,438	23,448
Crown Americas LLC
6.250% due 02/01/2021	10,000	10,550
Crown Castle Towers LLC
6.113% due 01/15/2040	1,100	1,275
CSX Corp.
6.150% due 05/01/2037	800	995
CVS Pass-Through Trust
4.704% due 01/10/2036	6,386	6,772
5.789% due 01/10/2026	2,567	2,883
5.926% due 01/10/2034	2,434	2,831
6.036% due 12/10/2028	129	150
7.507% due 01/10/2032	19,431	24,773
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	19,927	29,130
Devon Energy Corp.
7.950% due 04/15/2032	6,905	9,789
Devon Financing Corp. LLC
7.875% due 09/30/2031	3,755	5,205
Discovery Communications LLC
4.950% due 05/15/2042	8,207	8,245
DISH DBS Corp.
5.000% due 03/15/2023	8,500	8,176
Domtar Corp.
6.750% due 02/15/2044	5,000	5,468
Dow Chemical Co.
9.400% due 05/15/2039	15,000	23,898
Eaton Corp.
4.150% due 11/02/2042	7,900	7,560
Ecopetrol S.A.
5.875% due 09/18/2023	5,500	6,084
El Paso Pipeline Partners Operating Co. LLC
4.700% due 11/01/2042	1,300	1,160
Eli Lilly & Co.
5.550% due 03/15/2037	35	42
Enbridge Energy Partners LP
6.300% due 12/15/2034	900	1,038
Encana Corp.
6.625% due 08/15/2037	8,400	10,542
Energy Transfer Partners LP
6.625% due 10/15/2036	5,200	6,038
Enterprise Products Operating LLC
5.750% due 03/01/2035	600	697
5.950% due 02/01/2041	1,500	1,792
6.125% due 10/15/2039	800	968
6.875% due 03/01/2033	10,000	12,945
Ford Motor Co.
4.750% due 01/15/2043	6,500	6,531
7.400% due 11/01/2046	400	548
7.450% due 07/16/2031	7,400	9,796
Forest Laboratories, Inc.
4.375% due 02/01/2019	1,000	1,054
Freeport-McMoRan, Inc.
3.875% due 03/15/2023	3,200	3,165
5.450% due 03/15/2043	12,800	13,098
Georgia-Pacific LLC
5.400% due 11/01/2020	1,900	2,150
7.750% due 11/15/2029	80	110
8.000% due 01/15/2024	1,750	2,348
8.875% due 05/15/2031	5,700	8,553
Gerdau Trade, Inc.
5.750% due 01/30/2021	100	104

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Goldcorp, Inc.
3.625% due 06/09/2021	$2,600	$2,614
5.450% due 06/09/2044	2,300	2,396
GTL Trade Finance, Inc.
5.893% due 04/29/2024	1,245	1,262
Hess Corp.
7.300% due 08/15/2031	1,300	1,740
H.J. Heinz Finance Co.
7.125% due 08/01/2039	7,850	8,478
KeySpan Corp.
5.803% due 04/01/2035	120	142
Kinder Morgan Energy Partners LP
5.500% due 03/01/2044	10,000	10,059
5.800% due 03/15/2035	4,450	4,692
6.500% due 09/01/2039	7,000	7,831
6.950% due 01/15/2038	7,470	8,741
7.300% due 08/15/2033	3,000	3,590
Kraft Foods Group, Inc.
6.500% due 02/09/2040	21,000	26,097
Kroger Co.
6.900% due 04/15/2038	9,600	12,345
7.500% due 04/01/2031	200	262
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	1,400	1,313
Massachusetts Institute of Technology
4.678% due 07/01/2114	2,740	2,951
McDonald’s Corp.
5.700% due 02/01/2039	55	67
McKesson Corp.
2.700% due 12/15/2022	3,500	3,350
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	2,900	2,762
Molson Coors Brewing Co.
5.000% due 05/01/2042	4,200	4,238
Motorola Solutions, Inc.
5.500% due 09/01/2044	7,900	7,843
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (c)	10,000	10,450
NBCUniversal Media LLC
6.400% due 04/30/2040	9,500	12,279
Newmont Mining Corp.
6.250% due 10/01/2039	12,700	12,559
ONEOK Partners LP
6.125% due 02/01/2041	7,915	9,033
Oracle Corp.
4.300% due 07/08/2034	2,000	2,020
4.500% due 07/08/2044	900	913
Packaging Corp. of America
3.650% due 09/15/2024	1,600	1,575
Petro-Canada
5.950% due 05/15/2035	300	359
Petrobras International Finance Co. S.A.
6.750% due 01/27/2041	7,500	7,580
6.875% due 01/20/2040	15,900	16,581
7.875% due 03/15/2019	10,500	12,090
Pfizer, Inc.
7.200% due 03/15/2039	2,330	3,301
Philip Morris International, Inc.
3.600% due 11/15/2023	1,800	1,827
6.375% due 05/16/2038	2,400	3,022
PPG Industries, Inc.
5.500% due 11/15/2040	6,800	8,014
Pride International, Inc.
7.875% due 08/15/2040	8,100	10,429
QVC, Inc.
5.950% due 03/15/2043	3,500	3,720

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	73

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Reynolds American, Inc.
6.150% due 09/15/2043	$3,500	$4,018
7.250% due 06/15/2037	200	252
Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	215
6.875% due 04/15/2040	7,500	8,175
7.500% due 07/15/2038	4,100	4,654
SES S.A.
3.600% due 04/04/2023	4,600	4,648
5.300% due 04/04/2043	3,800	4,039
Stanley Black & Decker, Inc.
5.200% due 09/01/2040	2,035	2,302
Statoil ASA
4.250% due 11/23/2041	2,500	2,508
Suncor Energy, Inc.
6.500% due 06/15/2038	800	1,022
6.850% due 06/01/2039	2,500	3,320
Sunoco Logistics Partners Operations LP
4.950% due 01/15/2043	2,000	1,955
Teck Resources Ltd.
6.000% due 08/15/2040	5,000	5,046
6.250% due 07/15/2041	2,110	2,152
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	7,100	9,021
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	3,696
7.625% due 04/01/2037	4,720	6,026
8.375% due 06/15/2032	3,600	4,753
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	1,000	1,206
Texas Eastern Transmission LP
7.000% due 07/15/2032	3,250	4,271
Time Warner Cable, Inc.
5.875% due 11/15/2040	1,000	1,181
6.550% due 05/01/2037	14,450	18,288
6.750% due 06/15/2039	2,700	3,480
7.300% due 07/01/2038	1,225	1,671
Time Warner, Inc.
4.650% due 06/01/2044	18,000	17,493
6.100% due 07/15/2040	14,180	16,495
6.500% due 11/15/2036	8,662	10,455
7.700% due 05/01/2032	70	96
Topaz Solar Farms LLC
4.875% due 09/30/2039	6,100	6,388
TransCanada PipeLines Ltd.
7.625% due 01/15/2039	6,000	8,404
Transocean, Inc.
6.800% due 03/15/2038	9,100	8,938
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	6,600	6,650
4.625% due 12/03/2026	6,405	6,677
5.900% due 04/01/2026	3,708	4,153
United Airlines Pass-Through Trust
4.000% due 10/11/2027	2,000	2,010
4.300% due 02/15/2027	14,500	15,152
UST LLC
5.750% due 03/01/2018	600	676
Vale Overseas Ltd.
6.875% due 11/21/2036	1,210	1,370
6.875% due 11/10/2039	4,300	4,850
8.250% due 01/17/2034	3,800	4,806
Viacom, Inc.
4.375% due 03/15/2043	3,598	3,326
5.850% due 09/01/2043	8,100	9,033
Wal-Mart Stores, Inc.
6.500% due 08/15/2037	22,676	30,134

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Williams Cos., Inc.
8.750% due 03/15/2032	$309	$393
Williams Partners LP
4.900% due 01/15/2045	13,600	13,316
5.400% due 03/04/2044	1,700	1,810
6.300% due 04/15/2040	2,200	2,571
Yum! Brands, Inc.
6.875% due 11/15/2037	26	33

		1,048,955

UTILITIES 11.2%
AEP Texas Central Co.
6.650% due 02/15/2033	1,800	2,342
AGL Capital Corp.
5.875% due 03/15/2041	9,600	11,854
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	5,400	6,088
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	11,500	12,118
American Water Capital Corp.
4.300% due 12/01/2042	2,600	2,592
Anadarko Finance Co.
7.500% due 05/01/2031	20,222	27,459
AT&T, Inc.
4.350% due 06/15/2045	13,400	12,367
5.350% due 09/01/2040	29,422	31,311
6.300% due 01/15/2038	13,750	16,321
6.500% due 09/01/2037	50	61
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	2,305	2,862
6.500% due 09/15/2037	5,300	6,876
BG Energy Capital PLC
5.125% due 10/15/2041	6,100	6,663
British Telecommunications PLC
9.625% due 12/15/2030	730	1,149
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,900	6,430
Cleco Power LLC
6.000% due 12/01/2040	4,700	5,591
CMS Energy Corp.
6.250% due 02/01/2020	2,500	2,933
ConocoPhillips Canada Funding Co.
5.950% due 10/15/2036	5,000	6,225
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	9,190	12,367
DTE Electric Co.
3.950% due 06/15/2042	1,600	1,561
4.300% due 07/01/2044	4,000	4,095
Duke Energy Carolinas LLC
6.050% due 04/15/2038	2,000	2,561
Duke Energy Florida, Inc.
3.850% due 11/15/2042	4,600	4,380
6.350% due 09/15/2037	200	267
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	126
Duke Energy Progress, Inc.
6.300% due 04/01/2038	800	1,055
Electricite de France S.A.
5.625% due 01/22/2024 (c)	9,800	10,203
6.950% due 01/26/2039	3,100	4,135
Entergy Mississippi, Inc.
3.100% due 07/01/2023	5,000	4,940
FirstEnergy Corp.
7.375% due 11/15/2031	8,950	10,608
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	9,200	10,103

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Florida Power & Light Co.
4.050% due 10/01/2044	$1,805	$1,790
5.625% due 04/01/2034	100	122
5.850% due 02/01/2033	60	74
5.950% due 02/01/2038	200	253
5.960% due 04/01/2039	5,000	6,421
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	6,800	5,890
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028	8,400	7,518
7.288% due 08/16/2037	2,900	3,081
8.146% due 04/11/2018	1,050	1,155
9.250% due 04/23/2019	225	258
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	985
Kentucky Utilities Co.
5.125% due 11/01/2040	5,900	6,859
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	4,149
Laclede Group, Inc.
0.982% due 08/15/2017	5,000	5,002
Majapahit Holding BV
7.875% due 06/29/2037	2,900	3,436
NGPL PipeCo LLC
7.768% due 12/15/2037	8,695	9,021
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	3,458
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016	1,500	1,529
Ohio Power Co.
5.850% due 10/01/2035	100	120
6.000% due 06/01/2016	20	22
6.600% due 02/15/2033	30	39
6.600% due 03/01/2033	65	84
Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	3,000	4,251
Orange S.A.
5.500% due 02/06/2044	3,700	4,044
9.000% due 03/01/2031	4,875	7,200
Pacific Gas & Electric Co.
4.450% due 04/15/2042	15,957	16,009
4.750% due 02/15/2044	2,000	2,120
5.400% due 01/15/2040	1,500	1,718
6.350% due 02/15/2038	13,200	16,981
PacifiCorp
5.750% due 04/01/2037	60	75
6.000% due 01/15/2039	2,040	2,596
6.100% due 08/01/2036	60	78
Petrobras Global Finance BV
7.250% due 03/17/2044	9,700	10,525
Petroleos Mexicanos
6.500% due 06/02/2041	23,400	27,184
6.625% due 06/15/2035	520	606
6.625% due 06/15/2038	3,600	4,185
Plains All American Pipeline LP
2.850% due 01/31/2023	12,400	11,857
3.600% due 11/01/2024	2,200	2,164
PPL Electric Utilities Corp.
5.200% due 07/15/2041	1,600	1,876
Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,932
PSEG Power LLC
8.625% due 04/15/2031	600	864
Public Service Co. of Colorado
6.250% due 09/01/2037	235	311
Public Service Electric & Gas Co.
4.000% due 06/01/2044	5,700	5,608

74	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.800% due 05/01/2037	$145	$182
Puget Energy, Inc.
6.000% due 09/01/2021	7,400	8,619
Qtel International Finance Ltd.
5.000% due 10/19/2025	900	961
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	850	959
Rosneft Finance S.A.
6.625% due 03/20/2017	500	516
7.500% due 07/18/2016	1,100	1,149
Shell International Finance BV
3.625% due 08/21/2042	1,600	1,467
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,922
Southern California Edison Co.
5.625% due 02/01/2036	2,000	2,420
6.000% due 01/15/2034	3,600	4,567
Telecom Italia Capital S.A.
7.721% due 06/04/2038	3,900	4,407
Verizon Communications, Inc.
4.862% due 08/21/2046	36,495	36,687
5.012% due 08/21/2054	10,819	10,917
5.150% due 09/15/2023	34,800	38,519
5.850% due 09/15/2035	3,062	3,511
6.400% due 09/15/2033	28,037	34,175
6.550% due 09/15/2043	10,784	13,493
6.900% due 04/15/2038	16,100	20,812
Virginia Electric and Power Co.
6.000% due 01/15/2036	20	25
Vodafone Group PLC
6.150% due 02/27/2037	10,410	11,990

		614,391

Total Corporate Bonds & Notes (Cost $2,385,234)		2,581,528

MUNICIPAL BONDS & NOTES 7.5%

CALIFORNIA 2.9%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	12,100	17,296
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	20,035	28,022
7.500% due 04/01/2034	200	286
7.550% due 04/01/2039	100	146
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	9,233
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	1,200	1,388
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	300	307
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	8,290	11,864
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	2,500	3,032
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	8,600	11,061
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	1,900	2,098

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	$130	$174
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	10,000	11,378
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	500	592
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,174
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,900	2,585
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	500	655
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	11,550	15,116
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	4,300	5,616
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	1,977
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	2,400	2,623
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,800	10,285
Santa Clara Valley Transportation Authority, California Revenue Bonds, (BABs), Series 2010
5.876% due 04/01/2032	3,905	4,722
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	3,750	4,325
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	14,500	13,933

		159,888

COLORADO 0.0%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,264

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,325	6,684
6.655% due 04/01/2057	8,500	10,462

		17,146

ILLINOIS 0.7%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	17,900	20,564
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	15,900	19,646

		40,210

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	132

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 0.2%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	$11,100	$12,735

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	3,720

NEW YORK 0.8%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
10.020% due 06/15/2031	2,000	2,629
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	6,800	9,312
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037	4,000	5,081
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.572% due 11/01/2038	200	241
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	10,650	13,239
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	1,200	1,321
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.628% due 03/15/2039	700	846
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	300	343
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	8,675	8,657

		41,669

OHIO 0.7%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	16,480	23,624
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	4,625	6,314
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	313
JobsOhio Beverage System Revenue Bonds, Series 2013
4.532% due 01/01/2035	1,400	1,461
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,935	5,131

		36,843

PENNSYLVANIA 0.1%
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	600	622
6.765% due 06/01/2040	2,885	3,023

		3,645

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	75

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 1.6%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	$1,300	$1,499
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	13,900	15,584
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	6,900	7,646
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	6,907
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	2,100	2,580
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
10.100% due 02/15/2031	1,300	1,705
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
10.110% due 10/01/2031	2,400	3,139
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	1,000	1,254
6.308% due 02/01/2037	5,600	6,311
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	22,100	22,122
Texas Transportation Commission Revenue Bonds, Series 2010
5.028% due 04/01/2026	15,600	17,963

		86,710

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	8,185	6,965

Total Municipal Bonds & Notes (Cost $361,232)		410,927

U.S. GOVERNMENT AGENCIES 19.0%
Fannie Mae
0.000% due 06/01/2017 - 03/23/2028	80,950	78,322
0.215% due 07/25/2037	49	48
0.285% due 03/25/2036	14	14
0.355% due 10/27/2037	2,400	2,395
0.555% due 09/25/2032	48	48
1.318% due 06/01/2043	257	264
1.464% due 06/01/2035	1,603	1,692
1.827% due 10/01/2035	615	649
1.830% due 04/01/2035	711	750
1.925% due 06/01/2035	1,232	1,319
1.952% due 12/01/2034	999	1,073
2.065% due 09/01/2035	82	88
2.202% due 05/25/2035	1,334	1,363
2.255% due 08/01/2035	121	129
2.277% due 12/01/2033	56	59
2.485% due 11/01/2034	1,884	2,025
3.314% due 09/25/2020	20,000	20,900
3.765% due 12/01/2025	58,300	61,922
4.000% due 02/25/2019	43	45
5.000% due 08/25/2033	52	59
5.208% due 11/01/2035	44	46
5.500% due 04/25/2033 - 09/25/2035	3,715	4,309

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 04/17/2028 - 07/15/2037	$47,925	$63,211
5.900% due 07/25/2042	15	17
6.000% due 03/01/2027 - 04/18/2036	15,909	17,210
6.080% due 09/01/2028	1,800	2,332
6.210% due 08/06/2038	12,900	17,000
6.250% due 05/15/2029	14,400	19,520
6.625% due 11/15/2030	10,860	15,460
6.700% due 05/25/2032	12	12
8.100% due 08/12/2019	200	258
Fannie Mae Strips
0.000% due 05/15/2030	43,612	25,057
Federal Farm Credit Bank
5.125% due 07/09/2029	500	591
5.750% due 12/07/2028	20	25
Federal Home Loan Bank
6.640% due 12/13/2016	50	56
Financing Corp.
0.000% due 02/08/2018 - 09/26/2019	68,974	65,443
Freddie Mac
0.304% due 07/15/2019 - 10/15/2020	322	322
0.384% due 02/15/2019	134	134
0.554% due 01/15/2033	9	9
0.654% due 09/15/2030	3	4
1.318% due 10/25/2044 - 02/25/2045	76	78
2.218% due 10/01/2035	116	123
2.226% due 06/01/2035	47	49
2.315% due 04/01/2035	141	150
4.000% due 06/15/2041	12,353	12,707
5.000% due 12/15/2022 - 12/01/2038	2,475	2,681
5.400% due 03/17/2021	500	534
5.500% due 02/15/2024	71	82
6.000% due 06/15/2035 - 10/01/2037	16,371	18,409
6.250% due 07/15/2032	1,500	2,101
6.500% due 10/25/2043	112	127
6.750% due 03/15/2031	10,100	14,580
8.250% due 06/01/2016	130	146
Freddie Mac Strips
0.000% due 03/15/2031	13,400	7,316
Ginnie Mae
1.625% due 05/20/2030	118	122
5.000% due 03/20/2040	9,971	11,423
Israel Government AID Bond
0.000% due 03/15/2022 - 11/01/2024	44,868	34,786
5.500% due 09/18/2023 - 09/18/2033	109,156	133,700
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 04/15/2030	343,202	217,535
Resolution Funding Corp. Strips
0.000% due 01/15/2025 - 07/15/2029	48,108	33,008
Small Business Administration
5.290% due 12/01/2027	814	903
5.510% due 11/01/2027	226	252
Tennessee Valley Authority
4.625% due 09/15/2060	25,700	27,868
4.875% due 01/15/2048	4,050	4,705
5.375% due 04/01/2056	14,983	18,476
5.880% due 04/01/2036	21,400	27,998

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.235% due 07/15/2045	$1,022	$1,160
7.125% due 05/01/2030	45,000	64,079

Total U.S. Government Agencies (Cost $938,770)		1,039,278

U.S. TREASURY OBLIGATIONS 25.8%
U.S. Treasury Bonds
2.750% due 08/15/2042 (e)	95,400	87,440
2.750% due 11/15/2042 (e)	184,400	168,783
3.125% due 02/15/2042 (e)	97,600	96,685
3.125% due 02/15/2043 (e)	119,286	117,609
3.500% due 02/15/2039	15,000	15,967
3.625% due 08/15/2043 (e)(g)(i)	158,500	171,378
3.750% due 11/15/2043 (e)	65,100	71,976
4.250% due 05/15/2039 (e)(i)	64,100	76,715
4.375% due 02/15/2038	15,600	18,943
4.375% due 11/15/2039	36,900	45,041
4.500% due 05/15/2038	16,000	19,791
4.500% due 08/15/2039 (e)	53,100	65,927
4.625% due 02/15/2040	10,600	13,430
U.S. Treasury Inflation Protected Securities (b)
0.625% due 02/15/2043	19,171	16,965
0.750% due 02/15/2042 (g)	16,132	14,806
1.250% due 07/15/2020 (g)	27,312	29,028
1.375% due 02/15/2044	38,029	40,739
2.000% due 01/15/2026	6,002	6,843
3.625% due 04/15/2028	7,807	10,621
U.S. Treasury Strips
0.000% due 11/15/2032	52,000	29,275
0.000% due 05/15/2033	8,800	4,865
0.000% due 11/15/2033	18,800	10,207
0.000% due 05/15/2034	10,700	5,708
0.000% due 02/15/2036	29,600	15,267
0.000% due 05/15/2037	67,200	32,963
0.000% due 08/15/2039	66,900	30,025
0.000% due 11/15/2039 (i)	231,700	103,108
0.000% due 05/15/2040	19,850	8,701
0.000% due 08/15/2040	43,900	19,020
0.000% due 11/15/2040	110,700	47,620
0.000% due 05/15/2042	1,300	524
0.000% due 08/15/2042	17,880	7,118
0.000% due 11/15/2042	22,800	8,981

Total U.S. Treasury Obligations (Cost $1,377,618)		1,412,069

MORTGAGE-BACKED SECURITIES 3.0%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	6,957
American Home Mortgage Assets Trust
1.035% due 11/25/2046	2,544	1,414
American Home Mortgage Investment Trust
2.332% due 02/25/2045	30	30
Banc of America Funding Trust
2.631% due 05/25/2035	37	38
2.640% due 02/20/2036	1,444	1,444
2.826% due 01/20/2047 ^	94	73
Banc of America Mortgage Trust
6.500% due 09/25/2033	2	2
Banc of America Re-Remic Trust
4.325% due 08/15/2046	13,300	13,814
Banc of America Re-REMIC Trust
5.812% due 02/24/2051	5,130	5,455
5.891% due 12/24/2049	8,608	9,574
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 08/25/2035	506	515

76	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.430% due 10/25/2035	$260	$258
2.505% due 05/25/2034	10	10
2.528% due 03/25/2035	193	196
2.580% due 03/25/2035	1,834	1,857
2.606% due 11/25/2034	85	82
2.664% due 10/25/2035	206	206
2.746% due 11/25/2030	105	107
2.790% due 02/25/2034	31	31
2.926% due 05/25/2047 ^	3,098	2,686
Bear Stearns ALT-A Trust
2.583% due 11/25/2036	259	180
2.617% due 09/25/2035	10,457	9,161
2.651% due 11/25/2036	404	297
Chase Mortgage Finance Trust
2.473% due 03/25/2037	993	919
5.500% due 11/25/2035	5,000	4,987
Citigroup Mortgage Loan Trust, Inc.
0.225% due 01/25/2037	92	58
0.955% due 08/25/2035	526	452
2.200% due 09/25/2035	364	367
2.280% due 09/25/2035	265	267
2.514% due 10/25/2035	183	183
Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047	476	514
Countrywide Alternative Loan Trust
0.345% due 09/25/2046 ^	2,593	2,196
0.349% due 12/20/2046	1,770	1,380
0.364% due 03/20/2046	407	323
0.435% due 02/25/2037	191	154
5.500% due 03/25/2036	192	161
6.250% due 08/25/2037 ^	280	235
Countrywide Home Loan Mortgage Pass-Through Trust
0.385% due 05/25/2035	179	155
0.475% due 03/25/2035	568	443
2.313% due 02/20/2036	247	230
2.341% due 04/20/2035	56	56
2.376% due 02/20/2036	341	296
2.446% due 11/20/2034	44	43
2.469% due 02/20/2035	101	100
2.493% due 08/25/2034	240	212
2.493% due 11/25/2034	246	234
2.624% due 08/25/2034	87	78
5.250% due 05/25/2035	247	194
Countrywide Home Loan Reperforming Trust
0.575% due 07/25/2036	10,289	9,450
Credit Suisse First Boston Mortgage Securities Corp.
2.248% due 07/25/2033	60	61
2.472% due 08/25/2033	30	30
DBUBS Mortgage Trust
1.504% due 07/12/2044	7,538	7,713
DLJ Mortgage Acceptance Corp.
4.622% due 11/25/2023	11	11
Downey Savings & Loan Association Mortgage Loan Trust
0.413% due 08/19/2045	282	257
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035	81	77
2.625% due 12/25/2034	17	17
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,789	5,163
GS Mortgage Securities Trust
4.473% due 03/10/2044	2,600	2,729
GSR Mortgage Loan Trust
2.660% due 09/25/2035	198	200
5.002% due 11/25/2035	38	38
HarborView Mortgage Loan Trust
0.333% due 07/19/2046	3,761	2,489

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.343% due 01/19/2038	$999	$860
0.393% due 03/19/2036	349	256
2.714% due 07/19/2035	350	317
IndyMac Mortgage Loan Trust
0.355% due 06/25/2047	1,318	1,028
2.544% due 12/25/2034	53	49
2.574% due 04/25/2037	265	202
2.663% due 04/25/2037 ^	555	405
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	11,400	12,198
5.429% due 12/12/2043	600	640
JPMorgan Mortgage Trust
2.607% due 07/25/2035	7,325	7,549
2.646% due 02/25/2035	21	21
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	2,409	2,669
MASTR Adjustable Rate Mortgages Trust
0.365% due 04/25/2046	1,151	891
2.635% due 11/21/2034	403	413
MASTR Alternative Loan Trust
5.500% due 01/25/2025	164	165
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.854% due 11/15/2031	122	122
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.594% due 12/15/2030	138	133
Merrill Lynch Mortgage Investors Trust
0.365% due 02/25/2036	647	600
0.405% due 11/25/2035	15	15
1.155% due 10/25/2035	32	31
1.572% due 10/25/2035	149	148
2.195% due 05/25/2033	39	38
2.395% due 02/25/2034	27	27
2.562% due 07/25/2034	321	320
2.790% due 05/25/2033	17	17
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.079% due 08/12/2049	3,700	4,058
Morgan Stanley Capital Trust
5.332% due 12/15/2043	472	506
Prime Mortgage Trust
0.555% due 02/25/2034	8	7
Residential Accredit Loans, Inc. Trust
0.365% due 04/25/2046	321	162
6.000% due 06/25/2036	132	108
Residential Asset Securitization Trust
0.555% due 01/25/2046 ^	375	205
Structured Adjustable Rate Mortgage Loan Trust
0.375% due 05/25/2037	433	346
1.518% due 01/25/2035	139	113
2.387% due 12/25/2034	504	504
2.530% due 08/25/2035	59	55
Structured Asset Mortgage Investments Trust
0.365% due 04/25/2036	1,882	1,411
0.375% due 05/25/2036	419	316
0.403% due 07/19/2035	122	117
0.435% due 02/25/2036	895	721
0.465% due 12/25/2035	15	12
0.483% due 10/19/2034	56	53
Structured Asset Securities Corp.
2.496% due 12/25/2033	54	54
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.218% due 01/25/2032	19	19
2.516% due 02/25/2032	25	24
Wachovia Bank Commercial Mortgage Trust
0.234% due 06/15/2020	334	332

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Mortgage Pass-Through Certificates Trust
0.425% due 12/25/2045	$157	$151
0.445% due 10/25/2045	2,076	1,998
0.465% due 01/25/2045	107	103
0.815% due 03/25/2047	683	547
0.817% due 02/25/2047	1,196	993
0.845% due 01/25/2047	4	4
0.875% due 04/25/2047	2,472	2,249
1.115% due 08/25/2046	3,820	3,392
1.515% due 08/25/2042	3	3
2.049% due 12/25/2036 ^	630	558
2.176% due 05/25/2046	62	54
2.176% due 09/25/2046	40	37
2.176% due 10/25/2046	11	10
2.176% due 11/25/2046	117	108
2.309% due 02/25/2037 ^	932	811
2.406% due 03/25/2034	409	412
Washington Mutual Mortgage Loan Trust
1.314% due 05/25/2041	26	26
Washington Mutual Mortgage Pass-Through Certificates Trust
1.085% due 05/25/2046	924	717
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	13,100	14,169
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035	42	42
2.615% due 03/25/2036	1,664	1,671
2.618% due 09/25/2034	184	190

Total Mortgage-Backed Securities (Cost $148,626)		163,341

ASSET-BACKED SECURITIES 0.8%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	6,723	7,069
Amortizing Residential Collateral Trust
0.735% due 07/25/2032	1	1
Asset-Backed Securities Corp. Home Equity Loan Trust
0.705% due 09/25/2034	6	6
Bayview Financial Acquisition Trust
5.660% due 12/28/2036	117	117
Bear Stearns Asset-Backed Securities Trust
2.814% due 07/25/2036	162	154
2.971% due 10/25/2036	60	59
Centex Home Equity Loan Trust
4.680% due 06/25/2032	223	231
Citigroup Mortgage Loan Trust, Inc.
0.215% due 07/25/2045	20	18
Countrywide Asset-Backed Certificates
0.335% due 09/25/2036	181	177
0.635% due 12/25/2031	11	9
Credit-Based Asset Servicing and Securitization LLC
0.225% due 01/25/2037 ^	39	18
0.276% due 07/25/2037	38	26
1.055% due 07/25/2035	268	249
4.537% due 04/25/2037	1,250	1,203
Equity One Mortgage Pass-Through Trust
5.199% due 07/25/2034	925	934
First NLC Trust
0.225% due 08/25/2037	26	15
GE-WMC Mortgage Securities Trust
0.195% due 08/25/2036	2	1
GSAMP Trust
0.225% due 12/25/2036	9	5
Lehman ABS Mortgage Loan Trust
0.245% due 06/25/2037	25	16
Long Beach Mortgage Loan Trust
0.715% due 10/25/2034	5	4

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	77

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Specialized Loan Trust
0.415% due 02/25/2036		$10,908	$10,056
MESA Trust
0.955% due 12/25/2031		57	53
New Century Home Equity Loan Trust
0.895% due 08/25/2034		17	16
1.235% due 01/25/2034		439	413
5.035% due 08/25/2035		412	431
Residential Asset Securities Corp. Trust
5.510% due 04/25/2033		741	788
Securitized Asset-Backed Receivables LLC Trust
0.285% due 05/25/2037 ^		76	55
SLM Student Loan Trust
0.734% due 10/25/2017		1,742	1,744
1.734% due 04/25/2023		17,242	17,886
Soundview Home Loan Trust
0.235% due 06/25/2037		17	10

Total Asset-Backed Securities (Cost $39,437)			41,764

SOVEREIGN ISSUES 2.9%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		2,100	2,370
Brazil Government International Bond
7.875% due 03/07/2015		5,000	5,155
Canada Housing Trust
2.650% due 03/15/2022	CAD	19,380	17,694
Colombia Government International Bond
6.125% due 01/18/2041		$8,700	10,235
7.375% due 09/18/2037		720	967
Mexico Government International Bond
5.125% due 01/15/2020		3,200	3,560
5.550% due 01/21/2045		350	390
5.750% due 10/12/2110		10,400	10,780
5.950% due 03/19/2019		18,800	21,507

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.050% due 01/11/2040		$7,425	$8,799
6.750% due 09/27/2034		138	176
Province of Ontario
4.200% due 06/02/2020	CAD	16,100	15,857
4.700% due 06/02/2037		700	733
Province of Quebec
5.750% due 12/01/2036		39,800	46,830
Qatar Government International Bond
6.400% due 01/20/2040		$10,700	13,335

Total Sovereign Issues (Cost $158,278)			158,388

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
American International Group, Inc.		3,712	201

Total Common Stocks (Cost $108)			201

CONVERTIBLE PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Wells Fargo & Co.
7.500% (c)		15,300	18,402

Total Convertible Preferred Securities (Cost $15,982)			18,402

PREFERRED SECURITIES 0.1%

UTILITIES 0.1%
Entergy Louisiana LLC
4.700% due 06/01/2063		20,000	436
Entergy Texas, Inc.
5.625% due 06/01/2064		156,000	3,822
SCE Trust
5.750% due 03/15/2024 (c)		43,000	1,129

Total Preferred Securities (Cost $5,375)			5,387

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

U.S. TREASURY BILLS 0.0%
0.042% due 03/05/2015 - 03/12/2015 (a)(g)(i)	$404	$404

Total Short-Term Instruments (Cost $404)		404

Total Investments in Securities (Cost $5,461,387)		5,861,862

	SHARES
INVESTMENTS IN AFFILIATES 5.4%

SHORT-TERM INSTRUMENTS 5.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio	17,863,593	178,743
PIMCO Short-Term Floating NAV Portfolio III	11,694,736	116,842

Total Short-Term Instruments (Cost $295,593)		295,585

Total Investments in Affiliates (Cost $295,593)		295,585

Total Investments 112.6% (Cost $5,756,980)		$6,157,447

Financial Derivative Instruments (f)(h) 0.1% (Cost or Premiums, net $(2,049))		5,393

Other Assets and Liabilities, net (12.7%)		(693,265)

Net Assets 100.0%		$5,469,575

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$6,696	$6,746	0.12%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
DEU	0.120%	09/03/2014	10/03/2014	$(117,961)	$(117,972)
RDR	0.250%	09/24/2014	10/01/2014	(48,364)	(48,366)

Total Reverse Repurchase Agreements					$(166,338)

78	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BCY	0.160%	09/19/2014	10/20/2014	$(8,050)	$(8,064)
	0.160%	09/22/2014	10/20/2014	(11,092)	(11,112)
	0.170%	09/15/2014	10/14/2014	(119,926)	(120,072)
BPG	0.190%	09/30/2014	10/14/2014	(37,871)	(37,911)
FOB	0.100%	10/01/2014	10/21/2014	(68,596)	(68,717)
	0.110%	10/01/2014	10/10/2014	(47,386)	(47,424)
GSC	0.140%	09/11/2014	10/10/2014	(6,196)	(6,202)
	0.160%	09/15/2014	10/15/2014	(21,529)	(21,559)
	0.190%	09/16/2014	10/07/2014	(30,567)	(30,587)
	0.230%	09/24/2014	10/08/2014	(104,037)	(104,109)
TDM	0.150%	09/23/2014	10/23/2014	(167,268)	(167,575)
	0.210%	09/23/2014	10/06/2014	(17,507)	(17,516)

Total Sale-Buyback Transactions					$(640,848)

(1)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $527,089 at a weighted average interest rate of 0.119%.
(2)	Payable for sale-buyback transactions includes $758 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Freddie Mac	5.500%	10/01/2044	$1,000	$(1,109)	$(1,111)

DEU	Fannie Mae	5.000%	10/01/2044	12,000	(13,204)	(13,247)

JPS	Fannie Mae	6.000%	10/01/2044	5,000	(5,632)	(5,653)

Total Short Sales					$(19,945)	$(20,011)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(e)	Securities with an aggregate market value of $808,274 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
DEU	$0	$(117,972)	$0	$0	$(117,972)	$116,936	$(1,036)
RDR	0	(48,366)	0	0	(48,366)	47,919	(447)

Master Securities Forward Transaction Agreement
BCY	0	0	(139,248)	(1,111)	(140,359)	137,848	(2,511)
BPG	0	0	(37,911)	0	(37,911)	37,487	(424)
DEU	0	0	0	(13,247)	(13,247)	0	(13,247)
FOB	0	0	(116,141)	0	(116,141)	114,472	(1,669)
GSC	0	0	(162,457)	0	(162,457)	159,829	(2,628)
JPS	0	0	0	(5,653)	(5,653)	0	(5,653)
TDM	0	0	(185,091)	0	(185,091)	181,900	(3,191)

Total Borrowings and Other Financing Transactions	$0	$(166,338)	$(640,848)	$(20,011)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2014	98	$(5)	$0	$(5)

Total Futures Contracts				$(5)	$0	$(5)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	79

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$28,413	$1,733	$(135)	$173	$0
CDX.IG-22 5-Year Index	1.000%	06/20/2019	420,200	6,847	(323)	479	0

				$8,580	$(458)	$652	$0

Total Swap Agreements				$8,580	$(458)	$652	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(g)	Securities with an aggregate market value of $8,393 and cash of $85 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$652	$652	$0	$(5)	$0	$(5)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		CAD	78,722	$		71,453	$1,187	$0
	11/2014		EUR	26,802			35,913	2,050	0
	12/2014		GBP	14,368			23,204	0	(74)

BRC	12/2014	$		644		MXN	8,733	3	0

GLM	10/2014		JPY	2,954,000	$		28,377	1,443	0

JPM	10/2014	$		27,138		JPY	2,954,000	0	(204)
	11/2014		JPY	2,954,000	$		27,145	205	0

Total Forward Foreign Currency Contracts								$4,888	$(278)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$	35,300	$3,106	$3,269

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017		18,200	1,565	1,686

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017		47,800	4,207	4,427

								$8,878	$9,382

Total Purchased Options								$8,878	$9,382

80	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	0.990%	10/15/2014	$	26,000	$(82)	$(6)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014		62,000	(73)	(85)

CBK	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014		4,600	(5)	(6)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		45,500	(93)	(40)

JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		102,300	(157)	(113)

							$(410)	$(250)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$40,800	$(367)	$(10)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$	77,400	$(3,213)	$(3,460)

DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/05/2015		143,200	(401)	(175)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	01/05/2015		143,200	(447)	(603)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017		40,400	(1,644)	(1,806)

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017		104,400	(4,331)	(4,667)

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	12/02/2014		42,800	(86)	(75)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	12/02/2014		42,800	(137)	(148)

								$(10,259)	$(10,934)

Total Written Options								$(11,036)	$(11,194)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	Notional Amount	Premiums
Balance at Beginning of Period	$111,600	$(1,052)
Sales	879,600	(10,797)
Closing Buys	0	0
Expirations	(80,400)	589
Exercised	(35,400)	224

Balance at End of Period	$875,400	$(11,036)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums Paid	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
DUB	Telstra Corp. Ltd.	1.000%	06/20/2021	0.678%	$ 2,300	$32	$15	$47	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	81

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BRC	Pay	28-Day MXN-TIIE	8.300%	02/07/2019	MXN	211,800	$152	$1,813	$1,965	$0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		19,000	(51)	7	0	(44)

HUS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		9,000	(24)	4	0	(20)

							$77	$1,824	$1,965	$(64)

Total Swap Agreements							$109	$1,839	$2,012	$(64)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(i)	Securities with an aggregate market value of $1,441 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$3,237	$3,269	$0	$6,506	$(74)	$(3,551)	$0	$(3,625)	$2,881	$(2,310)	$571
BRC	3	0	1,965	1,968	0	0	(44)	(44)	1,924	(1,915)	9
CBK	0	0	0	0	0	(56)	0	(56)	(56)	23	(33)
DUB	0	1,686	47	1,733	0	(2,584)	0	(2,584)	(851)	864	13
GLM	1,443	0	0	1,443	0	0	0	0	1,443	(1,190)	253
HUS	0	0	0	0	0	0	(20)	(20)	(20)	254	234
JPM	205	4,427	0	4,632	(204)	(4,780)	0	(4,984)	(352)	301	(51)
MYC	0	0	0	0	0	(223)	0	(223)	(223)	0	(223)

Total Over the Counter	$4,888	$9,382	$2,012	$16,282	$(278)	$(11,194)	$(64)	$(11,536)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$652	$0	$0	$0	$652

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,888	$0	$4,888
Purchased Options	0	0	0	0	9,382	9,382
Swap Agreements	0	47	0	0	1,965	2,012

	$0	$47	$0	$4,888	$11,347	$16,282

	$0	$699	$0	$4,888	$11,347	$16,934

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5	$5

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$278	$0	$278
Written Options	0	250	0	0	10,944	11,194
Swap Agreements	0	0	0	0	64	64

	$0	$250	$0	$278	$11,008	$11,536

	$0	$250	$0	$278	$11,013	$11,541

82	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,824	$2,824
Swap Agreements	0	1,681	0	0	(665)	1,016

	$0	$1,681	$0	$0	$2,159	$3,840

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$812	$0	$812
Written Options	0	129	0	0	460	589
Swap Agreements	0	(9)	0	0	439	430

	$0	$120	$0	$812	$899	$1,831

	$0	$1,801	$0	$812	$3,058	$5,671

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,892)	$(1,892)
Swap Agreements	0	(458)	0	0	0	(458)

	$0	$(458)	$0	$0	$(1,892)	$(2,350)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,062	$0	$4,062
Purchased Options	0	0	0	0	504	504
Written Options	0	160	0	0	(935)	(775)
Swap Agreements	0	41	0	0	(51)	(10)

	$0	$201	$0	$4,062	$(482)	$3,781

	$0	$(257)	$0	$4,062	$(2,374)	$1,431

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$23,427	$0	$23,427
Corporate Bonds & Notes
Banking & Finance	0	913,702	4,480	918,182
Industrials	0	1,011,332	37,623	1,048,955
Utilities	0	614,391	0	614,391
Municipal Bonds & Notes
California	0	159,888	0	159,888
Colorado	0	1,264	0	1,264
Georgia	0	17,146	0	17,146
Illinois	0	40,210	0	40,210
Iowa	0	132	0	132
Michigan	0	12,735	0	12,735
Mississippi	0	3,720	0	3,720
New York	0	41,669	0	41,669
Ohio	0	36,843	0	36,843
Pennsylvania	0	3,645	0	3,645
Texas	0	86,710	0	86,710
West Virginia	0	6,965	0	6,965
U.S. Government Agencies	0	1,039,278	0	1,039,278
U.S. Treasury Obligations	0	1,412,069	0	1,412,069
Mortgage-Backed Securities	0	148,312	15,029	163,341
Asset-Backed Securities	0	34,695	13,815	48,510
Sovereign Issues	0	158,388	0	158,388
Common Stocks
Financials	201	0	0	201
Convertible Preferred Securities
Banking & Finance	0	18,402	0	18,402
Preferred Securities
Utilities	4,258	1,129	0	5,387

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Short-Term Instruments
U.S. Treasury Bills	$0	$404	$0	$404
	$4,459	$5,786,456	$70,947	$5,861,862

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$295,585	$0	$0	$295,585

Total Investments	$300,044	$5,786,456	$70,947	$6,157,447

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(20,011)	$0	$(20,011)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	652	0	652
Over the counter	0	16,282	0	16,282
	$0	$16,934	$0	$16,934

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	0	0	(5)
Over the counter	0	(11,536)	0	(11,536)
	$(5)	$(11,536)	$0	$(11,541)

Totals	$300,039	$5,771,843	$70,947	$6,142,829

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	83

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

September 30, 2014 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2014 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$4,712	$0	$(237)	$16	$14	$(25)	$0	$0	$4,480	$(25)
Industrials	42,609	0	(576)	(8)	(9)	369	2,010	(6,772)	37,623	229
Mortgage-Backed Securities	5,660	0	(129)	(3)	(12)	(61)	9,574	0	15,029	(63)
Asset-Backed Securities	14,136	(145)	(442)	12	15	239	0	0	13,815	328
Sovereign Issues	3,034	0	(3,121)	35	728	(676)	0	0	0	0

	$70,151	$(145)	$(4,505)	$52	$736	$(154)	$11,584	$(6,772)	$70,947	$469

Financial Derivative Instruments - Liabilities
Over the counter	(38)	0	0	0	0	28	0	10	0	0

Totals	$70,113	$(145)	$(4,505)	$52	$736	$(126)	$11,584	$(6,762)	$70,947	$469

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$4,480	Benchmark Pricing	Base Price	93.75
Industrials	37,623	Third Party Vendor	Broker Quote	100.50-112.00
Mortgage-Backed Securities	15,029	Benchmark Pricing	Base Price	107.00-111.20
Asset-Backed Securities	13,815	Benchmark Pricing	Base Price	101.50-106.00

Total	$70,947

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

84	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Long-Term U.S. Government Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.2%

CORPORATE BONDS & NOTES 0.4%

BANKING & FINANCE 0.2%
American Express Credit Corp.
0.533% due 09/22/2017	$2,500	$2,500
Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,840

		10,340

INDUSTRIALS 0.2%
Vessel Management Services, Inc.
3.432% due 08/15/2036	6,039	6,024

Total Corporate Bonds & Notes (Cost $15,737)		16,364

MUNICIPAL BONDS & NOTES 0.0%

NEW YORK 0.0%
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	832

TEXAS 0.0%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	100	115

Total Municipal Bonds & Notes (Cost $816)		947

U.S. GOVERNMENT AGENCIES 6.9%
Fannie Mae
0.000% due 06/01/2017	3,000	2,906
0.215% due 07/25/2037	477	468
0.354% due 03/18/2031	196	197
0.605% due 10/25/2030	5	5
0.755% due 10/25/2017	36	37
1.055% due 04/25/2032	53	55
1.205% due 03/25/2022	52	53
1.318% due 06/01/2043 - 03/01/2044	753	779
2.000% due 10/01/2024	41	42
2.058% due 07/01/2035	125	135
2.075% due 04/01/2028	41	41
2.220% due 08/01/2026	9	9
2.250% due 11/01/2023	30	30
2.381% due 02/01/2028	6	6
2.398% due 11/01/2034	180	194
2.440% due 05/01/2025	5	5
2.625% due 09/06/2024	70,300	69,215
2.626% due 12/01/2027	33	33
2.875% due 10/01/2024	1	1
3.500% due 06/25/2044	2,407	2,204
3.765% due 12/01/2025	2,300	2,443
4.000% due 09/25/2044	4,515	4,443
4.250% due 04/25/2037	441	465
4.500% due 10/25/2023 - 06/25/2025	5,847	6,293
5.000% due 08/25/2033 - 08/25/2036	10,600	11,533
5.380% due 07/01/2033	2,096	2,248
5.625% due 04/17/2028	200	248
6.000% due 05/17/2027	431	467
6.500% due 02/01/2022 - 08/01/2037	2,226	2,485
6.750% due 06/25/2032	3,172	3,571

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.900% due 05/25/2023	$55	$61
6.950% due 07/25/2020	18	20
7.000% due 12/25/2022 - 03/01/2038	2,828	3,209
7.800% due 10/25/2022	11	13
9.000% due 08/01/2021 - 11/01/2030	38	42
Fannie Mae Strips
0.000% due 05/15/2030	13,282	7,631
Federal Farm Credit Bank
5.125% due 07/09/2029	675	798
5.750% due 12/07/2028	500	636
Federal Housing Administration
6.896% due 07/01/2020	502	497
7.000% due 11/25/2019	118	117
7.430% due 10/01/2022 - 01/01/2024	24	23
Financing Corp.
0.000% due 09/26/2019	2,500	2,256
Freddie Mac
0.554% due 01/15/2033	100	101
0.654% due 04/15/2029 - 12/15/2032	95	97
0.704% due 06/15/2031	42	43
1.154% due 09/15/2021	18	18
1.318% due 10/25/2044	4,023	4,168
1.370% due 10/25/2023	43	42
1.518% due 07/25/2044	1,055	1,094
2.250% due 05/01/2022	4	4
2.256% due 10/01/2026	17	18
2.262% due 01/01/2028	26	26
2.271% due 01/01/2028	17	17
2.325% due 09/01/2027	26	27
2.329% due 06/01/2022	2	3
2.369% due 02/01/2028	48	49
3.500% due 05/15/2042	5,490	5,110
4.000% due 07/15/2042	3,722	3,654
4.500% due 02/15/2035 - 07/15/2035	11,477	12,310
5.000% due 03/15/2032 - 07/15/2033	69	70
5.500% due 07/15/2033 - 06/15/2035	6,019	6,901
5.625% due 11/23/2035	19,400	20,405
6.000% due 05/15/2028 - 09/15/2029	71	79
6.250% due 09/15/2023	884	875
6.500% due 08/01/2022 - 10/25/2043	840	934
6.750% due 03/15/2031	100	144
7.000% due 07/15/2022 - 01/15/2024	209	232
Ginnie Mae
1.104% due 03/20/2031	390	398
1.625% due 04/20/2017 - 05/20/2032	935	967
2.000% due 02/20/2017 - 10/20/2026	40	41
2.500% due 09/20/2017 - 03/20/2025	51	54
3.000% due 12/20/2017 - 06/20/2021	23	25
3.500% due 03/20/2021	5	5
4.000% due 08/20/2044 - 09/20/2044	24,660	25,141
6.000% due 08/20/2033	3,340	3,758
6.500% due 08/20/2034 - 09/20/2034	24	28

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 03/16/2029	$738	$774
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	11,881	9,275
5.500% due 12/04/2023	500	606
NCUA Guaranteed Notes
0.526% due 11/06/2017	1,205	1,208
Overseas Private Investment Corp.
4.736% due 03/15/2022	2,734	3,009
Residual Funding Corp. Strips
0.000% due 07/15/2020 - 04/15/2030	93,068	56,601
Resolution Funding Corp. Strips
0.000% due 10/15/2028 - 04/15/2029	12,439	7,785
Small Business Administration
5.240% due 08/01/2023	1,394	1,510
Tennessee Valley Authority
4.625% due 09/15/2060	5,000	5,422
5.375% due 04/01/2056	4,900	6,042
Tennessee Valley Authority Strips
0.000% due 05/01/2030	7,400	4,097

Total U.S. Government Agencies (Cost $291,001)		309,081

U.S. TREASURY OBLIGATIONS 91.5%
U.S. Treasury Bonds
2.750% due 11/15/2042	36,200	33,134
3.000% due 05/15/2042	3,500	3,381
3.125% due 11/15/2041	100,976	100,187
3.125% due 02/15/2042	99,500	98,567
3.125% due 08/15/2044 (c)	23,900	23,523
3.375% due 05/15/2044 (c)	91,500	94,488
3.500% due 02/15/2039	216,200	230,135
3.625% due 08/15/2043	224,200	242,416
3.750% due 11/15/2043 (g)	187,550	207,360
4.250% due 05/15/2039	654,700	783,543
4.375% due 02/15/2038	1,500	1,822
4.375% due 11/15/2039 (c)	696,300	849,921
4.500% due 05/15/2038	372,600	460,889
4.500% due 08/15/2039 (c)	707,000	877,784
4.625% due 02/15/2040	11,500	14,570
U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	4,249	3,760
0.750% due 02/15/2042	3,163	2,903
1.375% due 02/15/2044	3,374	3,614
2.000% due 01/15/2026 (e)	8,403	9,581
3.625% due 04/15/2028	10,311	14,027
U.S. Treasury Strips
0.000% due 05/15/2028	13,300	8,855
0.000% due 02/15/2033	20,400	11,377
0.000% due 05/15/2033	19,700	10,891
0.000% due 05/15/2034	800	427
0.000% due 11/15/2034	2,300	1,205
0.000% due 05/15/2040	17,150	7,518
0.000% due 08/15/2040	38,600	16,723
0.000% due 11/15/2042	1,100	433

Total U.S. Treasury Obligations (Cost $4,076,142)		4,113,034

MORTGAGE-BACKED SECURITIES 1.3%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	360	386
Banc of America Re-Remic Trust
4.325% due 08/15/2046	9,800	10,179

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	85

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Adjustable Rate Mortgage Trust
2.405% due 04/25/2033	$49	$49
2.667% due 02/25/2033	22	21
2.740% due 01/25/2034	125	130
2.790% due 02/25/2034	327	323
Bear Stearns ALT-A Trust
2.617% due 09/25/2035	896	785
Bear Stearns Commercial Mortgage Securities Trust
5.694% due 06/11/2050	1,120	1,226
5.746% due 09/11/2042	496	501
5.897% due 06/11/2040	536	550
Bear Stearns Mortgage Securities, Inc.
2.650% due 06/25/2030	3	3
Commercial Mortgage Trust
5.989% due 12/10/2049	513	565
Countrywide Alternative Loan Trust
0.335% due 05/25/2047	965	823
0.365% due 05/25/2035	791	684
Countrywide Home Loan Mortgage Pass-Through Trust
0.445% due 04/25/2035	233	193
0.475% due 03/25/2035	1,363	1,057
Credit Suisse First Boston Mortgage Securities Corp.
2.248% due 07/25/2033	349	351
6.500% due 04/25/2033	4	4
Credit Suisse Mortgage Capital Certificates
3.953% due 09/15/2037	20,000	20,709
First Republic Bank Mortgage Pass-Through Certificates
0.635% due 06/25/2030	89	89
Greenwich Capital Commercial Funding Corp.
5.381% due 03/10/2039	181	183
HarborView Mortgage Loan Trust
0.373% due 05/19/2035	658	567
0.393% due 03/19/2036	698	512
2.714% due 07/19/2035	605	547
Impac CMB Trust
0.655% due 10/25/2035	3,402	2,859
JPMorgan Chase Commercial Mortgage Securities Trust
5.874% due 02/12/2049	404	423
5.882% due 02/15/2051	206	225
JPMorgan Mortgage Trust
2.607% due 07/25/2035	436	449
MASTR Asset Securitization Trust
5.500% due 09/25/2033	93	97
Nomura Asset Acceptance Corp.
2.432% due 10/25/2035	3,324	3,009
Residential Accredit Loans, Inc. Trust
0.455% due 08/25/2035	627	499

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.555% due 01/25/2033	$16	$16
0.555% due 03/25/2033	75	74
6.000% due 06/25/2036	1,747	1,424
Sequoia Mortgage Trust
0.504% due 07/20/2033	489	469
0.853% due 10/19/2026	27	27
0.914% due 10/20/2027	11	10
Structured Adjustable Rate Mortgage Loan Trust
0.375% due 05/25/2037	1,940	1,549
Structured Asset Mortgage Investments Trust
0.375% due 05/25/2036	233	175
0.813% due 09/19/2032	18	18
0.993% due 10/19/2033	187	178
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.218% due 01/25/2032	1	1
WaMu Mortgage Pass-Through Certificates Trust
0.415% due 11/25/2045	48	46
0.465% due 01/25/2045	853	820
0.925% due 12/25/2046	854	815
1.115% due 02/25/2046	1,345	1,287
1.515% due 06/25/2042	43	41
1.515% due 08/25/2042	26	25
2.176% due 08/25/2046	500	473
Washington Mutual Mortgage Loan Trust
1.314% due 05/25/2041	36	36
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 03/25/2036	1,314	1,319

Total Mortgage-Backed Securities (Cost $58,953)		56,801

ASSET-BACKED SECURITIES 0.1%
Amortizing Residential Collateral Trust
0.695% due 06/25/2032	11	10
0.735% due 07/25/2032	23	21
Bear Stearns Asset-Backed Securities Trust
0.815% due 10/25/2032	102	97
1.155% due 11/25/2042	543	521
Carrington Mortgage Loan Trust
0.475% due 10/25/2035	66	66
CIT Group Home Equity Loan Trust
0.695% due 06/25/2033	30	28
Credit-Based Asset Servicing and Securitization LLC
0.215% due 11/25/2036	19	11
L.A. Arena Funding LLC
7.656% due 12/15/2026	50	56

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Massachusetts Educational Financing Authority
1.184% due 04/25/2038	$533	$538
SACO, Inc.
0.915% due 11/25/2035	19	19
Soundview Home Loan Trust
0.215% due 11/25/2036	199	81
Specialty Underwriting & Residential Finance Trust
0.955% due 10/25/2035	1,989	1,886
Washington Mutual Asset-Backed Certificates Trust
0.215% due 10/25/2036	124	64

Total Asset-Backed Securities (Cost $3,585)		3,398

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (b) 0.0%
		1,323

Total Short-Term Instruments (Cost $1,323)		1,323

Total Investments in Securities (Cost $4,447,557)		4,500,948

	SHARES
INVESTMENTS IN AFFILIATES 3.7%

SHORT-TERM INSTRUMENTS 3.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio	16,396,110	164,059

Total Short-Term Instruments (Cost $164,056)		164,059

Total Investments in Affiliates (Cost $164,056)		164,059

Total Investments 103.9% (Cost $4,611,613)		$4,665,007

Financial Derivative Instruments (d)(f) 0.0% (Cost or Premiums, net $(1,648))		(1,562)

Other Assets and Liabilities, net (3.9%)		(171,047)

Net Assets 100.0%		$4,492,398

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$1,323	U.S. Treasury Notes 1.500% due 02/28/2019	$(1,352)	$1,323	$1,323

Total Repurchase Agreements						$(1,352)	$1,323	$1,323

(1)	Includes accrued interest.

86	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	0.100%	09/29/2014	10/29/2014	$(18,924)	$(18,924)
JPS	0.200%	09/24/2014	10/08/2014	(40,371)	(40,372)

Total Reverse Repurchase Agreements					$(59,296)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.170%	09/25/2014	10/24/2014	$(7,285)	$(7,302)
	0.200%	09/25/2014	10/09/2014	(14,904)	(14,915)
BPG	0.200%	09/30/2014	10/10/2014	(51,577)	(51,623)
FOB	0.110%	10/01/2014	10/10/2014	(17,262)	(17,276)
GSC	0.140%	09/16/2014	10/07/2014	(510)	(510)
	0.150%	09/23/2014	10/23/2014	(1,338)	(1,340)
MSC	0.050%	09/25/2014	10/02/2014	(23,393)	(23,395)
	0.180%	09/22/2014	10/06/2014	(37,129)	(37,148)
	0.230%	09/24/2014	10/01/2014	(495)	(496)

Total Sale-Buyback Transactions					$(154,005)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $58,886 at a weighted average interest rate of 0.087%.
(3)	Payable for sale-buyback transactions includes $103 of deferred price drop on sale-buyback transactions.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(c)	Securities with an aggregate market value of $153,575 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
DEU	$0	$(18,924)	$0	$0	$(18,924)	$18,872	$(52)
JPS	0	(40,372)	0	0	(40,372)	39,667	(705)
SSB	1,323	0	0	0	1,323	(1,352)	(29)

Master Securities Forward Transaction Agreement
BCY	0	0	(22,217)	0	(22,217)	21,865	(352)
BPG	0	0	(51,623)	0	(51,623)	51,152	(471)
FOB	0	0	(17,276)	0	(17,276)	16,967	(309)
GSC	0	0	(1,850)	0	(1,850)	1,859	9
MSC	0	0	(61,039)	0	(61,039)	60,152	(887)

Total Borrowings and Other Financing Transactions	$1,323	$(59,296)	$(154,005)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	Long	12/2014	700	$(159)	$0	$(33)

Total Futures Contracts				$(159)	$0	$(33)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	87

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(e)	Securities with an aggregate market value of $699 and cash of $211 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$ (33)	$0	$(33)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$	29,700	$2,613	$2,750

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017		13,300	1,144	1,232

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017		29,700	2,614	2,751

								$6,371	$6,733

Total Purchased Options								$6,371	$6,733

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$8,000	$(66)	$(2)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,800	(151)	(4)

						$(217)	$(6)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$	65,000	$(2,698)	$(2,906)

DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/05/2015		163,900	(459)	(200)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	01/05/2015		163,900	(512)	(691)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017		29,200	(1,188)	(1,305)

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017		65,100	(2,701)	(2,909)

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	12/02/2014		47,000	(94)	(82)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	12/02/2014		47,000	(150)	(163)

								$(7,802)	$(8,256)

Total Written Options								$(8,019)	$(8,262)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	Notional Amount	Premiums
Balance at Beginning of Period	$24,800	$(217)
Sales	581,100	(7,802)
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at End of Period	$605,900	$(8,019)

88	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged as of September 30, 2014:

(g)	Securities with an aggregate market value of $1,087 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
BOA	$0	$2,750	$0	$2,750	$0	$(2,906)	$0	$(2,906)	$(156)	$0	$(156)
CBK	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
DUB	0	1,232	0	1,232	0	(2,196)	0	(2,196)	(964)	1,087	123
JPM	0	2,751	0	2,751	0	(2,909)	0	(2,909)	(158)	0	(158)
MYC	0	0	0	0	0	(245)	0	(245)	(245)	0	(245)

Total Over the Counter	$0	$6,733	$0	$6,733	$0	$(8,262)	$0	$(8,262)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Purchased Options	$0	$0	$0	$0	$6,733	$6,733

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$33	$33

Over the counter
Written Options	$0	$0	$0	$0	$8,262	$8,262

	$0	$0	$0	$0	$8,295	$8,295

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,346	$1,346
Swap Agreements	0	0	0	0	35	35

	$0	$0	$0	$0	$1,381	$1,381

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(55)	$(55)
Swap Agreements	0	0	0	0	116	116

	$0	$0	$0	$0	$61	$61

Over the counter
Purchased Options	$0	$0	$0	$0	$362	$362
Written Options	0	0	0	0	(437)	(437)

	$0	$0	$0	$0	$(75)	$(75)

	$0	$0	$0	$0	$(14)	$(14)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	89

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,340	$0	$10,340
Industrials	0	6,024	0	6,024
Municipal Bonds & Notes
New York	0	832	0	832
Texas	0	115	0	115
U.S. Government Agencies	0	294,131	14,950	309,081
U.S. Treasury Obligations	0	4,113,034	0	4,113,034
Mortgage-Backed Securities	0	36,092	20,709	56,801
Asset-Backed Securities	0	3,398	0	3,398
Short-Term Instruments
Repurchase Agreements	0	1,323	0	1,323
	$0	$4,465,289	$35,659	$4,500,948

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$164,059	$0	$0	$164,059

Total Investments	$164,059	$4,465,289	$35,659	$4,665,007

Financial Derivative Instruments - Assets
Over the counter	$0	$6,733	$0	$6,733

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(33)	0	0	(33)
Over the counter	0	(8,262)	0	(8,262)
	$(33)	$(8,262)	$0	$(8,295)

Totals	$164,026	$4,463,760	$35,659	$4,663,445

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

90	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Moderate Duration Fund

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.1%

BANK LOAN OBLIGATIONS 1.0%
Chrysler Group LLC
3.500% due 05/24/2017		$4,987	$4,957
Community Health Systems, Inc.
3.485% due 01/25/2017		3,790	3,776
HCA, Inc.
2.904% due 03/31/2017		4,987	4,960
Hunstman International LLC
2.904% - 2.947% due 04/19/2017		3,507	3,455
Novelis, Inc.
3.750% due 03/10/2017		2,310	2,292
Valeant Pharmaceuticals International, Inc.
2.410% due 04/20/2016		4,829	4,799

Total Bank Loan Obligations (Cost $24,419)			24,239

CORPORATE BONDS & NOTES 25.0%

BANKING & FINANCE 14.9%
Ally Financial, Inc.
4.625% due 06/26/2015		3,100	3,151
6.250% due 12/01/2017		4,099	4,406
6.750% due 12/01/2014		8,800	8,877
8.300% due 02/12/2015		9,200	9,407
American International Group, Inc.
5.450% due 05/18/2017		5,100	5,624
6.765% due 11/15/2017	GBP	6,900	12,727
Banco Espirito Santo S.A.
2.625% due 05/08/2017	EUR	1,000	1,118
4.000% due 01/21/2019		2,500	2,858
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$20,000	20,550
Bank of America Corp.
0.564% due 08/15/2016		900	895
3.625% due 03/17/2016		1,570	1,627
3.750% due 07/12/2016		5,200	5,430
8.680% due 05/02/2017		95	103
8.950% due 05/18/2017		95	105
Bank of America N.A.
0.514% due 06/15/2016		28,200	28,113
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.644% due 03/10/2017		12,300	12,343
Barclays Bank PLC
10.179% due 06/12/2021		515	703
Bear Stearns Cos. LLC
7.250% due 02/01/2018		9,600	11,178
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	2,400	3,102
CIT Group, Inc.
5.250% due 03/15/2018		$28,300	29,220
Citigroup, Inc.
0.502% due 06/09/2016		26,300	26,168
1.250% due 01/15/2016		4,700	4,720
1.350% due 03/10/2017		700	698
4.450% due 01/10/2017		200	213
4.875% due 05/07/2015		1,800	1,845
Eksportfinans ASA
2.375% due 05/25/2016		16,100	16,150
5.500% due 05/25/2016		3,850	4,062
Ford Motor Credit Co. LLC
4.207% due 04/15/2016		1,575	1,648
8.000% due 12/15/2016		1,100	1,252
HSBC Finance Corp.
5.250% due 04/15/2015		4,010	4,114
HSBC Holdings PLC
5.100% due 04/05/2021		300	338

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hyundai Capital Services, Inc.
6.000% due 05/05/2015		$1,000	$1,030
Industrial Bank of Korea
3.750% due 09/29/2016		500	524
International Lease Finance Corp.
3.875% due 04/15/2018		100	99
5.750% due 05/15/2016		6,530	6,836
6.750% due 09/01/2016		3,950	4,276
7.125% due 09/01/2018		100	113
JPMorgan Chase & Co.
0.855% due 02/26/2016		2,645	2,662
1.100% due 10/15/2015		1,440	1,446
3.150% due 07/05/2016		3,900	4,037
3.400% due 06/24/2015		3,800	3,880
3.450% due 03/01/2016		1,500	1,554
Korea Development Bank
3.250% due 03/09/2016		8,000	8,248
Korea Exchange Bank
4.875% due 01/14/2016		700	731
LBG Capital PLC
8.500% due 12/17/2021 (e)		300	325
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		300	443
Metropolitan Life Global Funding
1.300% due 04/10/2017		12,200	12,189
Morgan Stanley
3.450% due 11/02/2015		18,300	18,822
3.800% due 04/29/2016		2,400	2,501
5.375% due 10/15/2015		12,700	13,303
Navient LLC
5.050% due 11/14/2014		1,200	1,203
6.250% due 01/25/2016		7,800	8,116
8.450% due 06/15/2018		2,000	2,255
8.780% due 09/15/2016	MXN	131,600	9,940
RCI Banque S.A.
4.600% due 04/12/2016		$954	1,002
SL Green Realty Corp.
7.750% due 03/15/2020		700	833
Springleaf Finance Corp.
6.900% due 12/15/2017		3,900	4,154
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		11,300	11,364
Wachovia Corp.
0.604% due 10/15/2016		5,200	5,203
Wells Fargo & Co.
0.692% due 04/22/2019		14,600	14,662

			364,496

INDUSTRIALS 6.2%
AbbVie, Inc.
1.200% due 11/06/2015		11,719	11,766
America Movil S.A.B. de C.V.
5.750% due 01/15/2015		75	76
Amgen, Inc.
2.500% due 11/15/2016		2,700	2,778
4.850% due 11/18/2014		2,824	2,838
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		4,785	4,800
Canadian Natural Resources Ltd.
1.450% due 11/14/2014		1,148	1,149
Cisco Systems, Inc.
0.284% due 09/03/2015		20,400	20,416
Comcast Corp.
5.850% due 11/15/2015		5,000	5,291
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022		24	27

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Daimler Finance North America LLC
0.584% due 03/10/2017		$10,700	$10,709
1.450% due 08/01/2016		3,800	3,828
DISH DBS Corp.
6.625% due 10/01/2014		1,800	1,800
7.750% due 05/31/2015		2,500	2,591
General Mills, Inc.
0.534% due 01/29/2016		10,300	10,316
Gerdau Trade, Inc.
5.750% due 01/30/2021		11,450	11,865
Humana, Inc.
6.450% due 06/01/2016		4,500	4,900
Marks & Spencer PLC
6.250% due 12/01/2017		1,600	1,791
Petrobras International Finance Co. S.A.
5.875% due 03/01/2018		17,800	19,260
7.875% due 03/15/2019		400	461
Reynolds American, Inc.
1.050% due 10/30/2015		2,000	2,006
RR Donnelley & Sons Co.
5.500% due 05/15/2015		1	1
SABMiller Holdings, Inc.
1.850% due 01/15/2015		11,800	11,847
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016		3,776	3,930
Time Warner, Inc.
3.150% due 07/15/2015		1,600	1,632
UAL Pass-Through Trust
10.400% due 05/01/2018		46	51
Unitymedia Hessen GmbH & Co. KG
7.500% due 03/15/2019	EUR	4,800	6,429
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		4,540	6,494
9.625% due 12/01/2019		1,000	1,339

			150,391

UTILITIES 3.9%
AT&T, Inc.
0.653% due 03/30/2017		$7,700	7,720
BP Capital Markets PLC
3.125% due 10/01/2015		6,500	6,677
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		5,000	5,387
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		17,000	17,362
Majapahit Holding BV
7.250% due 06/28/2017		8,200	9,204
Shell International Finance BV
0.303% due 11/10/2015		5,100	5,104
0.444% due 11/15/2016		4,200	4,215
Verizon Communications, Inc.
1.764% due 09/15/2016		1,800	1,846
1.984% due 09/14/2018		10,000	10,544
2.500% due 09/15/2016		9,200	9,444
3.650% due 09/14/2018		15,600	16,449

			93,952

Total Corporate Bonds & Notes (Cost $599,948)			608,839

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.0%
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019		100	118

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	91

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.0%
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
4.098% due 01/01/2019	$250	$264

LOUISIANA 0.1%
New Orleans, Louisiana General Obligation Bonds, (BABs), Series 2010
8.800% due 12/01/2039	1,000	1,195

NEW YORK 0.0%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	600	672
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	100	121

		793

Total Municipal Bonds & Notes (Cost $2,254)		2,370

U.S. GOVERNMENT AGENCIES 17.4%
Fannie Mae
0.215% due 07/25/2037	822	806
0.465% due 04/25/2037	600	602
0.585% due 11/25/2040	1,541	1,551
0.635% due 11/25/2040	1,226	1,237
0.705% due 06/25/2041	7,741	7,833
0.835% due 02/25/2041	375	379
0.875% due 08/28/2017 (h)	1,000	994
0.875% due 12/20/2017 - 02/08/2018	14,200	13,997
1.250% due 01/30/2017 (h)	1,800	1,817
1.318% due 10/01/2044	50	51
1.669% due 04/01/2027	3	4
1.780% due 03/01/2034	21	22
1.783% due 05/01/2037	28	30
2.094% due 10/01/2037	32	34
2.253% due 09/01/2036	20	22
2.285% due 02/01/2035	36	39
2.310% due 08/01/2022	200	196
2.340% due 06/01/2035	2,956	3,176
4.000% due 03/01/2029 - 10/01/2044	9,563	10,202
4.500% due 08/01/2018 - 11/01/2044	17,133	18,499
4.742% due 01/01/2027	13	13
5.000% due 05/11/2017 (h)	300	331
5.000% due 07/01/2029 - 11/01/2044	74,323	82,005
5.174% due 11/01/2035	17	18
5.375% due 06/12/2017 (h)	500	558
5.500% due 02/01/2022 - 07/01/2041	80,370	89,700
5.809% due 06/01/2036	24	25
5.844% due 02/01/2037	20	22
5.883% due 12/25/2042	198	222
6.000% due 09/25/2016 - 10/01/2040	2,800	3,150
6.022% due 05/01/2037	39	42
6.500% due 03/01/2017 - 06/25/2044	20,088	23,282
7.000% due 06/01/2016 - 05/01/2032	50	56
7.500% due 03/01/2015 - 07/25/2041	41	44

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 06/01/2015 - 08/01/2031	$12	$14
Freddie Mac
0.304% due 07/15/2019 - 08/15/2019	1,354	1,357
0.384% due 02/15/2019	39	40
0.654% due 10/15/2040	2,173	2,194
0.750% due 01/12/2018	1,700	1,668
0.754% due 12/15/2037	721	730
0.875% due 03/07/2018	100	98
1.000% due 03/08/2017 - 09/29/2017 (h)	14,100	14,121
1.000% due 06/29/2017	2,200	2,198
2.380% due 05/01/2037	54	58
3.108% due 05/01/2035	56	60
4.500% due 11/01/2029 - 11/01/2044	85,007	91,668
5.000% due 10/01/2033 - 07/01/2041	411	456
5.500% due 06/01/2017 - 07/01/2038	1,163	1,293
6.000% due 02/01/2016 - 11/01/2037	381	433
6.500% due 12/01/2021 - 07/25/2043	98	111
7.000% due 04/01/2032 - 01/01/2033	42	49
8.400% due 08/15/2021	1	1
8.500% due 04/15/2025	113	131
Ginnie Mae
0.604% due 10/16/2030	9	9
0.754% due 02/16/2030	235	237
0.804% due 02/16/2030	157	159
1.625% due 11/20/2025 - 07/20/2034	201	207
2.125% due 11/20/2034	5	5
2.500% due 11/20/2017	4	5
3.000% due 03/20/2020	3	3
3.500% due 12/20/2017	4	4
5.500% due 01/15/2017 - 11/20/2032	12,626	13,929
5.750% due 08/20/2037	20	23
6.500% due 01/20/2034 - 08/20/2034	27	31
7.000% due 07/15/2031 - 12/15/2032	29	34
8.000% due 04/15/2017 - 11/15/2022	127	136
9.500% due 08/15/2021 - 12/15/2021	5	5
Small Business Administration
4.340% due 03/01/2024	20	21
4.727% due 02/10/2019	20,521	21,862
4.750% due 07/01/2025	5,421	5,755
5.130% due 09/01/2023	4	4
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	1,096	1,098
5.290% due 08/01/2017	2,570	2,580

Total U.S. Government Agencies (Cost $413,931)		423,746

U.S. TREASURY OBLIGATIONS 5.6%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022	6,632	6,487
0.125% due 07/15/2022	11,915	11,643
0.625% due 07/15/2021 (h)	89,959	91,881
1.125% due 01/15/2021 (h)	980	1,029

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.250% due 07/15/2020 (h)	$3,605	$3,832
2.375% due 01/15/2025	18,959	22,239

Total U.S. Treasury Obligations (Cost $138,395)		137,111

MORTGAGE-BACKED SECURITIES 5.9%
Adjustable Rate Mortgage Trust
4.857% due 10/25/2035	143	130
American Home Mortgage Investment Trust
1.832% due 09/25/2045	3,671	3,568
2.332% due 02/25/2045	802	812
Banc of America Funding Trust
0.394% due 05/20/2035	5,708	5,353
2.631% due 05/25/2035	913	939
2.640% due 02/20/2036	604	604
Banc of America Mortgage Trust
2.679% due 02/25/2034	145	145
5.500% due 07/25/2035	301	304
Bear Stearns Adjustable Rate Mortgage Trust
2.308% due 02/25/2033	11	11
2.504% due 04/25/2033	36	37
2.528% due 03/25/2035	148	150
2.552% due 01/25/2035	105	103
2.580% due 03/25/2035	468	474
2.667% due 02/25/2033	42	40
2.753% due 07/25/2034	77	78
2.790% due 02/25/2034	92	91
Bear Stearns ALT-A Trust
0.695% due 08/25/2035	5,260	4,964
2.059% due 10/25/2033	42	39
2.555% due 05/25/2035	2,350	2,309
2.617% due 09/25/2035	837	733
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	90	96
Chase Mortgage Finance Trust
2.476% due 02/25/2037	525	525
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
5.500% due 04/25/2035	26	26
Citicorp Mortgage Securities Trust
5.500% due 12/25/2036	1,513	1,583
Citigroup Commercial Mortgage Trust
4.733% due 10/15/2041	1,645	1,645
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035	4,637	4,676
2.622% due 03/25/2034	83	84
2.773% due 09/25/2037 ^	197	167
Cobalt Commercial Mortgage Trust
5.223% due 08/15/2048	131	140
Countrywide Alternative Loan Trust
0.325% due 05/25/2047	1,023	894
1.115% due 12/25/2035	126	107
Countrywide Home Loan Mortgage Pass-Through Trust
0.445% due 04/25/2035	171	142
2.469% due 02/20/2035	1,630	1,623
2.491% due 03/25/2034	977	978
2.493% due 11/25/2034	1,013	962
5.000% due 08/25/2019	35	36
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039	145	155
5.383% due 02/15/2040	325	348
6.173% due 02/15/2041	12,100	13,399
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032	24	23
Credit Suisse Mortgage Capital Certificates
2.786% due 04/26/2047	2,165	2,191

92	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Horizon Alternative Mortgage Securities Trust
2.239% due 09/25/2035		$101	$90
First Horizon Mortgage Pass-Through Trust
5.500% due 01/25/2035		573	596
Granite Master Issuer PLC
0.207% due 12/20/2054	EUR	888	1,118
0.227% due 12/20/2054		2,190	2,759
0.354% due 12/20/2054		$671	669
0.749% due 12/20/2054	GBP	9,056	14,637
0.829% due 12/20/2054		4,795	7,759
Granite Mortgages PLC
0.581% due 01/20/2044	EUR	104	131
0.936% due 01/20/2044	GBP	95	153
0.946% due 09/20/2044		544	880
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$43	43
GSR Mortgage Loan Trust
2.654% due 09/25/2035		307	312
HarborView Mortgage Loan Trust
0.343% due 01/19/2038		6,993	6,022
IndyMac Adjustable Rate Mortgage Trust
1.717% due 01/25/2032		29	28
IndyMac Mortgage Loan Trust
0.405% due 02/25/2037		10,900	6,589
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		2,704	2,882
5.420% due 01/15/2049		298	321
5.891% due 02/12/2049		60	65
JPMorgan Mortgage Trust
1.990% due 02/25/2034		74	74
2.646% due 02/25/2035		271	270
Lehman XS Trust
0.305% due 07/25/2047		4,293	4,144
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		197	204
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.014% due 08/15/2032		218	211
Merrill Lynch Mortgage Investors Trust
0.365% due 02/25/2036		882	818
0.405% due 11/25/2035		152	145
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		400	434
5.810% due 06/12/2050		150	163
Morgan Stanley Capital Trust
5.610% due 04/15/2049		103	103
5.692% due 04/15/2049		4,400	4,785
Morgan Stanley Mortgage Loan Trust
2.179% due 06/25/2036		272	261
Morgan Stanley Re-REMIC Trust
5.991% due 08/15/2045		13,046	14,203
Prime Mortgage Trust
0.555% due 02/25/2019		1	1
0.555% due 02/25/2034		144	136
Residential Funding Mortgage Securities, Inc. Trust
2.956% due 09/25/2035 ^		458	388
3.562% due 09/25/2035		1,551	1,405
Structured Adjustable Rate Mortgage Loan Trust
2.437% due 07/25/2034		328	331
Structured Asset Mortgage Investments Trust
0.345% due 09/25/2047		4,413	3,337
0.403% due 07/19/2035		1,788	1,733
0.993% due 10/19/2033		49	46
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.516% due 02/25/2032		13	13

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wachovia Bank Commercial Mortgage Trust
0.234% due 06/15/2020		$395	$393
5.509% due 04/15/2047		300	321
5.749% due 07/15/2045		1,369	1,466
WaMu Mortgage Pass-Through Certificates Trust
0.445% due 10/25/2045		569	548
0.475% due 01/25/2045		162	157
1.315% due 11/25/2042		134	131
1.926% due 02/27/2034		3	3
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 07/25/2036		3,078	3,006
2.613% due 03/25/2035		359	355
2.615% due 11/25/2034		3,773	3,856
2.615% due 01/25/2035		2,946	2,964
2.615% due 03/25/2036		1,985	1,992
2.619% due 06/25/2035		189	192

Total Mortgage-Backed Securities (Cost $129,505)			144,327

ASSET-BACKED SECURITIES 3.8%
ACE Securities Corp.
0.645% due 08/25/2035		5,868	5,773
Babson CLO Ltd.
0.483% due 11/10/2019		747	745
Bayview Financial Acquisition Trust
5.660% due 12/28/2036		585	586
Centex Home Equity Loan Trust
4.670% due 09/25/2034		166	173
Conseco Finance Corp.
7.550% due 04/15/2032		4	4
Fremont Home Loan Trust
0.945% due 12/25/2029		73	68
Galaxy CLO Ltd.
0.474% due 04/25/2019		1,994	1,987
GSAMP Trust
0.545% due 01/25/2036		6,000	5,007
Hillmark Funding
0.484% due 05/21/2021		5,617	5,571
Long Beach Mortgage Loan Trust
0.715% due 10/25/2034		87	80
Nelnet Student Loan Trust
0.934% due 07/25/2018		10	10
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		2,736	2,778
Penta CLO S.A.
0.614% due 06/04/2024	EUR	32,826	41,215
SLM Private Education Loan Trust
0.904% due 10/16/2023		$2,385	2,395
1.254% due 08/15/2023		4,778	4,812
SLM Student Loan Trust
0.314% due 04/26/2021		43	43
SpringCastle America Funding LLC
2.700% due 05/25/2023 (a)		12,700	12,694
Structured Asset Investment Loan Trust
1.055% due 05/25/2035		2,500	2,051
Structured Asset Securities Corp. Mortgage Loan Trust
0.365% due 02/25/2037		4,856	4,314
1.655% due 04/25/2035		1,690	1,648

Total Asset-Backed Securities (Cost $85,753)			91,954

SOVEREIGN ISSUES 15.7%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	200	260

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$300	$339
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	356,000	137,803
0.000% due 07/01/2015		46,000	17,313
0.000% due 10/01/2015		2,000	730
0.000% due 01/01/2017		11,000	3,452
Export-Import Bank of Korea
4.125% due 09/09/2015		$100	103
5.875% due 01/14/2015		5,300	5,377
Hydro-Quebec
0.393% due 09/29/2049 (e)		5,000	3,850
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	3,100	3,976
2.250% due 05/15/2016		4,100	5,337
2.750% due 12/01/2015		2,800	3,639
3.000% due 11/01/2015		700	910
3.750% due 08/01/2015		3,800	4,939
3.750% due 04/15/2016		1,600	2,126
3.750% due 08/01/2016		2,400	3,217
4.500% due 07/15/2015		5,600	7,312
4.750% due 05/01/2017		1,300	1,820
4.750% due 06/01/2017		1,900	2,665
Korea Housing Finance Corp.
4.125% due 12/15/2015		$5,000	5,182
Province of Ontario
0.950% due 05/26/2015		4,900	4,924
1.000% due 07/22/2016		100	101
1.100% due 10/25/2017		800	795
1.650% due 09/27/2019		12,000	11,757
2.000% due 01/30/2019		25,000	25,163
3.000% due 07/16/2018		25,000	26,216
3.150% due 06/02/2022	CAD	3,100	2,856
4.000% due 06/02/2021		2,000	1,951
4.400% due 06/02/2019		50,800	50,136
5.500% due 06/02/2018		300	303
Province of Quebec
3.500% due 07/29/2020		$600	640
3.500% due 12/01/2022	CAD	600	563
4.250% due 12/01/2021		10,600	10,480
4.500% due 12/01/2020		900	901
5.125% due 11/14/2016		$25	27
Spain Government International Bond
2.100% due 04/30/2017	EUR	5,500	7,241
3.150% due 01/31/2016		3,800	4,987
3.250% due 04/30/2016		300	397
3.300% due 07/30/2016		3,300	4,397
3.750% due 10/31/2015		9,600	12,589
4.250% due 10/31/2016		1,100	1,502
4.500% due 01/31/2018		3,800	5,416
5.500% due 07/30/2017		500	720

Total Sovereign Issues (Cost $407,348)			384,412

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		4,000	0

Total Convertible Preferred Securities (Cost $0)			0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	93

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

		SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Ally Financial, Inc.
7.000% due 10/30/2014 (e)		1,100	$1,107
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		4,000	5,011

Total Preferred Securities (Cost $5,210)			6,118

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.4%

CERTIFICATES OF DEPOSIT 3.9%
Credit Suisse
0.475% due 03/31/2015		$19,100	19,100
0.643% due 12/07/2015		8,800	8,809
Intesa Sanpaolo SpA
1.650% due 04/07/2015		22,800	22,914
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		22,600	22,574
Royal Bank of Canada
1.370% due 05/07/2015	CAD	23,400	20,907

			94,304

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 1.3%
Ford Motor Credit Co.
0.680% due 04/06/2015		$3,500	$3,489
0.680% due 04/21/2015		9,700	9,666
Glencore Funding LLC
0.690% due 10/03/2014		18,200	18,199

			31,354

REPURCHASE AGREEMENTS (f) 0.1%
			2,783

MEXICO TREASURY BILLS 1.0%
2.980% due 11/13/2014 - 01/22/2015 (c)	MXN	318,270	23,501

U.S. TREASURY BILLS 0.1%
0.040% due 10/23/2014 - 04/02/2015 (c)(j)		$2,400	2,400

Total Short-Term Instruments (Cost $155,341)			154,342

Total Investments in Securities (Cost $1,962,104)			1,977,458

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 27.3%

SHORT-TERM INSTRUMENTS 27.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.3%
PIMCO Short-Term Floating NAV Portfolio III	66,599,164	$665,392

Total Short-Term Instruments (Cost $665,420)		665,392

Total Investments in Affiliates (Cost $665,420)		665,392

Total Investments 108.4% (Cost $2,627,524)		$2,642,850

Financial Derivative Instruments (g)(i) 1.0% (Cost or Premiums, net $(1,624))		25,120

Other Assets and Liabilities, net (9.4%)		(228,956)

Net Assets 100.0%		$2,439,014

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$2,783	U.S. Treasury Notes 1.500% due 02/28/2019	$(2,843)	$2,783	$2,783

Total Repurchase Agreements						$(2,843)	$2,783	$2,783

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$2,783	$0	$0	$0	$2,783	$(2,843)	$(60)

Total Borrowings and Other Financing Transactions	$2,783	$0	$0	$0

As of September 30, 2014, there were no or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $6,033 at a weighted average interest rate of 0.110%.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

94	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2014	2,702	$166	$0	$0
90-Day Eurodollar December Futures	Long	12/2015	3,177	953	0	(92)
90-Day Eurodollar June Futures	Long	06/2016	447	112	0	(25)
90-Day Eurodollar March Futures	Long	03/2016	1,818	(365)	0	(96)
90-Day Eurodollar September Futures	Long	09/2016	251	(107)	0	(12)
Euro-BTP Italy Government Bond December Futures	Long	12/2014	258	168	170	(2)
U.S. Treasury 5-Year Note December Futures	Long	12/2014	78	(21)	0	(3)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	3,118	(2,316)	7	(351)

Total Futures Contracts				$(1,410)	$177	$(581)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$	200	$(2)	$(2)	$0	$0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		51,400	368	287	0	(6)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		50,000	(3,479)	(6,296)	299	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	21,100	19	(3)	1	0
Pay	28-Day MXN-TIIE	5.500%	06/11/2018		29,400	45	0	3	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		268,200	(326)	138	115	0
Pay	28-Day MXN-TIIE	5.840%	09/14/2021		495,300	(216)	108	116	(28)
Pay	28-Day MXN-TIIE	6.040%	09/21/2021		26,200	11	11	11	0

						$(3,580)	$(5,757)	$545	$(34)

Total Swap Agreements						$(3,580)	$(5,757)	$545	$(34)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(h)	Securities with an aggregate market value of $12,783 and cash of $417 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$179	$545	$724	$0	$ (581)	$ (34)	$(615)

(1)	Unsettled variation margin asset of $2 for closed futures is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		CAD	75,432	$		68,467	$1,137	$0
	10/2014		EUR	252			328	10	0
	10/2014	$		4,440		EUR	3,429	0	(108)
	10/2014			58,588		GBP	35,824	0	(512)
	11/2014		GBP	35,824	$		58,572	513	0
	05/2015		CAD	23,086			21,032	524	0
	06/2015		EUR	8,706			11,837	815	0
	06/2015	$		356		EUR	272	0	(11)
	06/2016		EUR	23,676	$		32,419	2,099	0
	06/2016	$		1,402		EUR	1,038	0	(73)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	95

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BPS	10/2014	$		4,792		EUR	3,630	$0	$(207)
	11/2014		BRL	1,440	$		580	0	(3)
	11/2014		EUR	36,124			45,509	0	(127)
	11/2014	$		360		BRL	890	1	0
	12/2014		MXN	129,953	$		9,716	91	0
	12/2014	$		2,746		MXN	36,045	0	(75)
	01/2015		MXN	243,601	$		18,399	397	0
	04/2015		BRL	4,454			1,814	80	0
	06/2015		EUR	3,628			4,920	327	0
	06/2015	$		5,284		EUR	3,942	0	(294)

BRC	10/2014		EUR	419	$		552	23	0
	10/2014		TRY	2,113			964	39	0
	10/2014	$		16,083		EUR	12,262	0	(596)
	10/2014			960		TRY	2,113	0	(35)
	11/2014		JPY	2,126,200	$		19,382	0	(9)
	11/2014	$		3,163		GBP	1,939	0	(20)
	12/2014			973		MXN	13,197	4	0
	06/2015		EUR	4,961	$		6,740	459	0
	06/2015	$		553		EUR	419	0	(23)
	06/2016		EUR	4,631	$		6,368	435	0

CBK	10/2014		CAD	1,810			1,622	6	0
	10/2014		EUR	106,619			140,544	5,879	0
	10/2014	$		14,465		EUR	11,104	0	(439)
	11/2014		AUD	9,945	$		8,666	0	(21)
	06/2015		EUR	4,279			5,849	432	0
	06/2015	$		2,586		EUR	1,955	0	(111)

DUB	10/2014		EUR	1,276	$		1,655	43	0
	10/2014		JPY	924,600			8,664	233	0
	06/2015	$		1,659		EUR	1,276	0	(44)
	10/2015		BRL	2,000	$		766	25	0
	06/2016		EUR	2,540			3,478	225	0
	06/2016	$		2,968		EUR	2,196	0	(156)

FBF	10/2014			5,875			4,457	0	(246)
	11/2014		JPY	1,319,900	$		12,065	27	0
	06/2015		EUR	7,139			9,690	652	0
	07/2015		BRL	394			162	12	0

GLM	10/2014		JPY	2,382,687			22,889	1,164	0
	10/2014	$		2,151		EUR	1,669	0	(43)
	10/2014			7,516		MXN	98,023	0	(227)
	11/2014		MXN	27,303	$		2,068	41	0
	12/2014			43,620			3,310	78	0
	04/2015		BRL	351,546			143,547	6,686	0
	06/2015	$		11,186		EUR	8,357	0	(605)
	07/2015		BRL	22,611	$		9,280	686	0

HUS	10/2014	$		7,285		EUR	5,597	0	(216)
	11/2014		AUD	2,065	$		1,799	0	(5)

JPM	10/2014		JPY	1,221,600			11,512	374	0
	10/2014	$		41,607		JPY	4,528,887	0	(313)
	11/2014		BRL	890	$		360	0	(1)
	11/2014		JPY	4,528,887			41,617	314	0
	11/2014	$		19,414		GBP	11,900	0	(128)
	12/2014			5,547		MXN	72,692	0	(163)
	06/2015			2,500		EUR	1,870	0	(133)
	07/2015		BRL	23,000	$		9,464	722	0

MSB	10/2014			6,584			2,879	189	0
	10/2014		GBP	35,824			59,415	1,339	0
	10/2014	$		2,686		BRL	6,584	4	0
	06/2015		EUR	6,056	$		8,302	635	0
	06/2016			6,502			8,943	617	0

NAB	06/2015			4,966			6,753	466	0
	06/2016			14,147			19,425	1,304	0
	07/2016			9,912			13,447	732	0

RBC	12/2014	$		2,549		MXN	33,423	0	(73)
	02/2015			6,191			81,798	0	(152)

SOG	06/2015			20,657		EUR	15,417	0	(1,139)

UAG	10/2014		BRL	6,584	$		2,686	0	(4)
	10/2014		EUR	751			988	39	0

96	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2014	$		2,802		BRL	6,584	$0	$(112)
	10/2014			85,909		EUR	67,169	0	(1,071)
	11/2014		BRL	6,584	$		2,777	111	0
	11/2014		EUR	67,169			85,927	1,071	0
	11/2014	$		580		BRL	1,440	3	0
	06/2015			990		EUR	751	0	(39)

Total Forward Foreign Currency Contracts								$31,063	$(7,534)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$1,200	$(67)	$(35)

BPS	Call - OTC USD versus BRL	BRL	2.589	10/30/2014	2,900	(26)	(26)

CBK	Put - OTC USD versus JPY	JPY	99.000	09/30/2015	4,300	(35)	(35)

JPM	Call - OTC USD versus BRL	BRL	2.575	10/31/2014	1,800	(18)	(17)

						$(146)	$(113)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	12/02/2014	$	9,600	$(20)	$(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	12/02/2014		9,600	(43)	(51)

JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	11/17/2014		14,300	(26)	(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	11/17/2014		14,300	(49)	(59)

NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	11/17/2014		250,000	(375)	(25)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	11/17/2014		250,000	(913)	(1,309)

								$(1,426)	$(1,454)

Total Written Options								$(1,572)	$(1,567)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	Notional Amount	Premiums
Balance at Beginning of Period	$1,200	$(67)
Sales	1,307,400	(4,845)
Closing Buys	0	0
Expirations	(750,600)	3,340
Exercised	0	0

Balance at End of Period	$558,000	$(1,572)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	2.550%	$	7,300	$(116)	$8	$0	$(108)
	Italy Government International Bond	1.000%	12/20/2019	1.031%		13,400	7	(24)	0	(17)

BPS	U.S. Treasury Notes	0.250%	03/20/2016	0.089%	EUR	4,900	(69)	84	15	0

BRC	Brazil Government International Bond	1.000%	09/20/2015	0.628%	$	25,000	(310)	407	97	0
	China Government International Bond	1.000%	12/20/2016	0.362%		13,800	270	(71)	199	0
	China Government International Bond	1.000%	06/20/2019	0.781%		60,400	310	304	614	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.546%		3,300	(55)	82	27	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		500	0	0	0	0
	Italy Government International Bond	1.000%	12/20/2019	1.031%		4,400	4	1	5	0
	Russia Government International Bond	1.000%	09/20/2015	2.089%		1,100	(14)	3	0	(11)

CBK	Brazil Government International Bond	1.000%	09/20/2015	0.628%		1,000	(16)	20	4	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		18,100	(325)	355	30	0
	MetLife, Inc.	1.000%	12/20/2014	0.081%		5,800	(148)	162	14	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	97

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Mexico Government International Bond	1.000%	12/20/2019	0.880%	$300	$2	$0	$2	$0
	Russia Government International Bond	1.000%	09/20/2015	2.089%	5,200	(61)	7	0	(54)

DUB	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.489%	27,000	480	126	606	0
	China Government International Bond	1.000%	12/20/2016	0.362%	14,400	283	(75)	208	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.520%	19,700	326	88	414	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%	15,800	(259)	309	50	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%	6,400	(114)	124	10	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%	2,300	(1)	2	1	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.572%	19,700	326	45	371	0
	Russia Government International Bond	1.000%	09/20/2015	2.089%	400	(5)	1	0	(4)

FBF	American International Group, Inc.	1.000%	03/20/2019	0.571%	15,700	236	59	295	0
	Brazil Government International Bond	1.000%	06/20/2015	0.574%	3,400	(39)	50	11	0
	Goldman Sachs Group, Inc.	1.000%	12/20/2014	0.252%	10,000	(210)	229	19	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.465%	1,200	(27)	37	10	0
	MetLife, Inc.	1.000%	12/20/2014	0.081%	1,200	(19)	21	2	0
	Verizon Communications, Inc.	1.000%	09/20/2018	0.392%	1,000	27	(3)	24	0

GST	Italy Government International Bond	1.000%	12/20/2019	1.031%	16,300	16	4	20	0
	Mexico Government International Bond	1.000%	06/20/2019	0.794%	4,200	30	11	41	0
	Mexico Government International Bond	1.000%	12/20/2019	0.880%	1,100	6	0	6	0

HUS	Brazil Government International Bond	1.000%	09/20/2015	0.628%	1,200	(12)	17	5	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.546%	1,300	(22)	33	11	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%	15,800	(265)	316	51	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%	300	(2)	3	1	0
	Mexico Government International Bond	1.000%	12/20/2019	0.880%	3,000	18	1	19	0

JPM	Brazil Government International Bond	1.000%	09/20/2015	0.628%	200	(2)	3	1	0
	Mexico Government International Bond	1.000%	06/20/2019	0.794%	100	1	0	1	0

MYC	Brazil Government International Bond	1.000%	06/20/2019	1.623%	2,800	(93)	16	0	(77)
	Italy Government International Bond	1.000%	03/20/2019	0.931%	7,800	(129)	154	25	0
	Mexico Government International Bond	1.000%	12/20/2019	0.880%	1,400	9	0	9	0
	Spain Government International Bond	1.000%	09/20/2019	0.750%	1,500	25	(7)	18	0

RYL	Indonesia Government International Bond	1.000%	03/20/2016	0.465%	1,200	(27)	36	9	0

UAG	Brazil Government International Bond	1.000%	09/20/2015	0.628%	500	(5)	7	2	0
	China Government International Bond	1.000%	03/20/2015	0.206%	4,800	68	(49)	19	0

						$99	$2,896	$3,266	$(271)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$ 0	$3	$3	$0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	579	0	8	8	0

					$ 0	$11	$11	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	1,000	$0	$(7)	$0	$(7)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		16,550	34	(15)	19	0

98	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	4,000	$0	$4	$4	$0

BRC	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	5,200	(3)	8	5	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		13,200	(8)	20	12	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		10,200	(2)	18	16	0

DUB	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	2,800	(4)	0	0	(4)

FBF	Pay	1-Year BRL-CDI	12.055%	01/04/2021		4,700	7	(1)	6	0

GLM	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(8)	0	(8)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	23,900	(15)	36	21	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		33,600	(7)	59	52	0

HUS	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	13,450	28	(12)	16	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	15,600	(11)	24	13	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		11,100	(1)	18	17	0
	Pay	28-Day MXN-TIIE	6.570%	04/19/2024		82,400	(1)	116	115	0

JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		10,600	(4)	14	10	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		5,300	0	9	9	0

MYC	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		15,900	(9)	23	14	0

UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	5,200	3	(129)	0	(126)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		12,200	(49)	1	0	(48)
	Pay	28-Day MXN-TIIE	5.840%	09/14/2021	MXN	346,300	(109)	16	0	(93)

							$(151)	$194	$329	$(286)

Total Swap Agreements							$(52)	$3,101	$3,606	$(557)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(j)	Securities with an aggregate market value of $2,400 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$5,098	$0	$19	$5,117	$(704)	$(35)	$(132)	$(871)	$4,246	$(3,710)	$536
BPS	896	0	19	915	(706)	(26)	0	(732)	183	(270)	(87)
BRC	960	0	975	1,935	(683)	0	(11)	(694)	1,241	(1,230)	11
CBK	6,317	0	50	6,367	(571)	(35)	(54)	(660)	5,707	(5,140)	567
DUB	526	0	1,660	2,186	(200)	(56)	(8)	(264)	1,922	(2,100)	(178)
FBF	691	0	367	1,058	(246)	0	0	(246)	812	(780)	32
GLM	8,655	0	73	8,728	(875)	0	(8)	(883)	7,845	(8,100)	(255)
GST	0	0	70	70	0	0	0	0	70	0	70
HUS	0	0	248	248	(221)	0	0	(221)	27	0	27
JPM	1,410	0	29	1,439	(738)	(81)	0	(819)	620	(610)	10
MSB	2,784	0	0	2,784	0	0	0	0	2,784	(2,540)	244
MYC	0	0	66	66	0	0	(77)	(77)	(11)	(41)	(52)
NAB	2,502	0	0	2,502	0	0	0	0	2,502	(2,200)	302
NGF	0	0	0	0	0	(1,334)	0	(1,334)	(1,334)	749	(585)
RBC	0	0	0	0	(225)	0	0	(225)	(225)	270	45
RYL	0	0	9	9	0	0	0	0	9	(10)	(1)
SOG	0	0	0	0	(1,139)	0	0	(1,139)	(1,139)	890	(249)
UAG	1,224	0	21	1,245	(1,226)	0	(267)	(1,493)	(248)	0	(248)

Total Over the Counter	$31,063	$0	$3,606	$34,669	$(7,534)	$(1,567)	$(557)	$(9,658)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	99

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$179	$179
Swap Agreements	0	0	0	0	545	545

	$0	$0	$0	$0	$724	$724

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$31,063	$0	$31,063
Swap Agreements	0	3,277	0	0	329	3,606

	$0	$3,277	$0	$31,063	$329	$34,669

	$0	$3,277	$0	$31,063	$1,053	$35,393

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$581	$581
Swap Agreements	0	0	0	0	34	34

	$0	$0	$0	$0	$615	$615

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,534	$0	$7,534
Written Options	0	0	0	113	1,454	1,567
Swap Agreements	0	271	0	0	286	557

	$0	$271	$0	$7,647	$1,740	$9,658

	$0	$271	$0	$7,647	$2,355	$10,273

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$10,852	$10,852
Swap Agreements	0	202	0	0	225	427

	$0	$202	$0	$0	$11,077	$11,279

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,665	$0	$6,665
Written Options	0	0	0	0	3,340	3,340
Swap Agreements	0	1,501	0	0	270	1,771

	$0	$1,501	$0	$6,665	$3,610	$11,776

	$0	$1,703	$0	$6,665	$14,687	$23,055

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(6,073)	$(6,073)
Swap Agreements	0	(44)	0	0	(3,654)	(3,698)

	$0	$(44)	$0	$0	$(9,727)	$(9,771)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$24,648	$0	$24,648
Written Options	0	0	0	28	(28)	0
Swap Agreements	0	1,201	0	0	167	1,368

	$0	$1,201	$0	$24,676	$139	$26,016

	$0	$1,157	$0	$24,676	$(9,588)	$16,245

100	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$19,440	$4,799	$24,239
Corporate Bonds & Notes
Banking & Finance	0	364,496	0	364,496
Industrials	0	150,313	78	150,391
Utilities	0	93,952	0	93,952
Municipal Bonds & Notes
California	0	118	0	118
Illinois	0	264	0	264
Louisiana	0	1,195	0	1,195
New York	0	793	0	793
U.S. Government Agencies	0	423,746	0	423,746
U.S. Treasury Obligations	0	137,111	0	137,111
Mortgage-Backed Securities	0	144,327	0	144,327
Asset-Backed Securities	0	79,260	12,694	91,954
Sovereign Issues	0	384,412	0	384,412
Preferred Securities
Banking & Finance	0	6,118	0	6,118
Short-Term Instruments
Certificates of Deposit	0	94,304	0	94,304
Commercial Paper	0	31,354	0	31,354
Repurchase Agreements	0	2,783	0	2,783
Mexico Treasury Bills	0	23,501	0	23,501
U.S. Treasury Bills	0	2,400	0	2,400
	$0	$1,959,887	$17,571	$1,977,458

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$665,392	$0	$0	$665,392

Total Investments	$665,392	$1,959,887	$17,571	$2,642,850

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	177	545	0	722
Over the counter	36	34,633	0	34,669
	$213	$35,178	$0	$35,391

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(582)	(33)	0	(615)
Over the counter	0	(9,658)	0	(9,658)
	$(582)	$(9,691)	$0	$(10,273)

Totals	$665,023	$1,985,374	$17,571	$2,667,968

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	101

Schedule of Investments PIMCO Mortgage-Backed Securities Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 141.5%

U.S. GOVERNMENT AGENCIES 126.8%
Fannie Mae
0.000% due 07/25/2022 (b)	$16	$15
0.222% due 12/25/2036	2,735	2,685
0.275% due 03/25/2034	586	583
0.305% due 08/25/2034	53	53
0.395% due 06/25/2033	41	40
0.415% due 06/25/2032	194	186
0.455% due 03/25/2018	132	132
0.495% due 11/25/2032	102	93
0.554% due 04/18/2028	3	3
0.605% due 05/25/2023 - 07/25/2036	1,635	1,647
0.655% due 03/25/2017 - 03/25/2032	415	421
0.805% due 02/25/2024	230	234
1.155% due 04/25/2023 - 04/25/2032	187	193
1.180% due 05/01/2033	198	208
1.300% due 02/01/2036	313	314
1.318% due 08/01/2042 - 10/01/2044	1,294	1,336
1.706% due 08/01/2027	413	444
1.752% due 03/01/2032	73	78
1.844% due 04/01/2035	242	255
1.899% due 01/01/2035	392	412
1.910% due 03/01/2035	10	11
1.915% due 01/01/2035 - 02/01/2035	272	287
1.925% due 01/01/2035 - 05/01/2035	689	733
1.974% due 09/01/2034 - 10/01/2035	480	506
1.976% due 03/01/2035	47	50
1.980% due 02/01/2035	134	141
1.996% due 12/01/2034	37	39
2.000% due 01/01/2028 - 12/01/2028	3,941	3,861
2.005% due 12/01/2034	10	11
2.008% due 01/01/2035	56	60
2.036% due 11/01/2034	29	30
2.041% due 11/01/2035	100	105
2.121% due 03/01/2035	30	32
2.128% due 10/01/2035	77	83
2.172% due 07/01/2035	117	125
2.202% due 05/25/2035	234	239
2.204% due 02/01/2035	37	40
2.219% due 12/01/2034	454	460
2.249% due 04/01/2033	130	139
2.250% due 03/01/2027	74	74
2.254% due 02/01/2035	74	79
2.260% due 10/01/2028	9	10
2.268% due 02/01/2035	62	66
2.275% due 12/01/2035	346	349
2.288% due 07/01/2035	60	64
2.298% due 05/01/2035	163	172
2.328% due 09/01/2035	314	341
2.344% due 06/01/2030	11	11
2.354% due 03/01/2023	1,581	1,545
2.358% due 02/01/2035	56	59
2.494% due 01/25/2022 (a)	7,061	823
2.500% due 03/01/2028 - 10/01/2044	11,845	11,829
2.530% due 07/01/2035	102	110
2.630% due 10/01/2032	238	240
2.759% due 05/01/2023	7	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 12/01/2026 - 11/01/2044	$24,655	$24,720
3.330% due 07/01/2022	732	759
3.500% due 10/01/2029 - 10/01/2044	7,300	7,666
3.600% due 08/01/2023	454	479
4.000% due 09/01/2018 - 07/01/2043	22,645	24,017
4.500% due 08/01/2020 - 08/01/2041	3,356	3,583
5.000% due 01/01/2019 - 11/01/2044	2,265	2,457
5.075% due 11/01/2018	1	1
5.208% due 11/01/2035	88	92
5.370% due 11/01/2035	108	116
5.500% due 08/01/2024 - 11/01/2044	2,828	3,164
5.768% due 01/25/2043	1,300	1,083
5.990% due 08/01/2017	1,063	1,086
6.000% due 07/01/2017 - 11/01/2040	8,588	9,740
6.500% due 06/01/2021 - 10/01/2044	3,140	3,570
7.000% due 09/25/2023	22	25
7.500% due 09/01/2034	1	2
7.750% due 08/25/2022	16	18
Federal Housing Administration
7.430% due 06/01/2019	46	45
Freddie Mac
0.304% due 08/15/2019	345	346
0.404% due 05/15/2035	94	94
0.554% due 06/15/2032 - 12/15/2032	151	152
0.604% due 12/15/2031	120	121
0.654% due 09/15/2030	13	13
0.960% due 01/25/2023 (a)	23,495	1,269
1.054% due 02/15/2021	269	273
1.174% due 11/25/2022 (a)	10,637	721
1.250% due 10/02/2019	3,100	3,016
1.318% due 02/25/2045	367	372
1.422% due 04/25/2021 (a)	6,837	463
1.507% due 11/25/2019 (a)	3,956	229
1.561% due 11/25/2019 (a)	36,390	2,214
1.917% due 02/01/2018	20	21
2.250% due 02/01/2035 - 03/01/2035	40	41
2.299% due 09/01/2035	323	338
2.352% due 01/01/2035	80	85
2.355% due 02/01/2028	61	63
2.371% due 01/01/2034	27	29
2.375% due 11/01/2031 - 04/01/2035	259	274
2.434% due 08/01/2036	54	58
2.515% due 05/01/2032	19	19
2.519% due 02/01/2035	38	41
2.525% due 03/01/2035	26	27
2.601% due 06/01/2035	49	53
2.819% due 11/01/2028	2	2
2.830% due 08/01/2025	2	2
3.000% due 11/01/2044	10,000	9,840
4.000% due 07/01/2043 - 11/01/2044	14,367	15,083
4.500% due 03/15/2021 - 11/01/2044	8,001	8,610
5.000% due 10/01/2029 - 07/01/2041	10,737	11,860
5.500% due 12/01/2017 - 06/01/2040	6,457	7,198

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 11/01/2027 - 10/01/2044	$3,850	$4,348
6.500% due 12/15/2023 - 05/15/2028	391	436
8.000% due 06/15/2026	8	9
11.855% due 05/15/2035	411	434
15.382% due 05/15/2041	788	840
Ginnie Mae
0.354% due 02/16/2032 - 07/16/2032	76	76
0.404% due 08/16/2032	351	351
0.704% due 04/16/2032	140	142
0.876% due 09/20/2063	1,100	1,118
1.156% due 04/20/2063 - 08/20/2063	4,623	4,761
1.456% due 09/20/2063	980	1,026
1.625% due 06/20/2017 - 03/20/2027	18	18
2.000% due 02/20/2017 - 03/20/2043	99	95
2.500% due 12/20/2021	3	4
3.000% due 10/01/2044 - 11/01/2044	8,000	8,043
3.500% due 02/20/2018 - 11/01/2044	16,001	16,508
4.000% due 03/20/2016 - 11/01/2044	14,214	15,050
4.500% due 01/15/2035 - 11/01/2044	17,837	19,386
5.000% due 11/20/2034 - 10/01/2044	16,993	18,798
5.500% due 09/15/2033 - 12/15/2039	814	907
6.000% due 05/20/2042	212	238
6.500% due 07/15/2024 - 08/15/2038	698	798
7.500% due 08/15/2027	1	1

Total U.S. Government Agencies (Cost $267,324)		271,000

U.S. TREASURY OBLIGATIONS 5.7%
U.S. Treasury Notes
1.750% due 09/30/2019	700	699
2.000% due 08/31/2021 (f)	3,610	3,562
2.375% due 08/15/2024	8,000	7,911

Total U.S. Treasury Obligations (Cost $12,088)		12,172

MORTGAGE-BACKED SECURITIES 6.3%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	126	135
Banc of America Funding Ltd
0.417% due 10/03/2039	390	387
Banc of America Funding Trust
0.444% due 05/20/2035	133	92
2.826% due 01/20/2047 ^	689	537
Bear Stearns ALT-A Trust
4.406% due 11/25/2036 ^	1,437	1,118
CBA Commercial Small Balance Commercial Mortgage
0.435% due 12/25/2036	237	186
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.435% due 01/25/2035	68	62
Citigroup Mortgage Loan Trust, Inc.
0.955% due 08/25/2035	1,118	960
Countrywide Alternative Loan Trust
0.354% due 07/20/2046 ^	148	103
0.365% due 05/25/2035	722	624

102	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.385% due 08/25/2046	$24	$15
0.405% due 09/25/2046 ^	417	215
0.405% due 10/25/2046 ^	121	71
0.425% due 05/25/2036 ^	50	37
0.434% due 09/20/2046	359	117
0.495% due 10/25/2046 ^	300	33
0.525% due 11/25/2035 ^	18	8
0.575% due 12/25/2035	90	53
Countrywide Home Loan Mortgage Pass-Through Trust
0.445% due 02/25/2035	12	10
0.445% due 04/25/2035	397	329
0.455% due 04/25/2046 ^	91	58
0.495% due 03/25/2036	106	63
0.505% due 02/25/2036 ^	52	31
1.075% due 09/25/2034	352	257
2.508% due 04/25/2035	887	812
Credit Suisse First Boston Mortgage Securities Corp.
2.406% due 09/25/2034	497	492
Credit Suisse Mortgage Capital Certificates
4.792% due 05/27/2053	495	497
Greenpoint Mortgage Funding Trust
0.355% due 10/25/2046	370	252
0.355% due 12/25/2046 ^	349	199
0.425% due 04/25/2036 ^	53	19
0.475% due 09/25/2046 ^	377	205
0.495% due 10/25/2046	369	172
GSR Mortgage Loan Trust
0.415% due 08/25/2046	319	129
HarborView Mortgage Loan Trust
0.403% due 09/19/2046 ^	26	2
HomeBanc Mortgage Trust
0.335% due 12/25/2036	278	248
IndyMac Mortgage Loan Trust
0.355% due 11/25/2046	336	235
La Hipotecaria Panamanian Mortgage Trust
3.508% due 11/24/2042	991	1,023
LB Commercial Mortgage Trust
5.517% due 07/15/2044	100	108
Lehman XS Trust
0.475% due 11/25/2046 ^	376	144
MASTR Adjustable Rate Mortgages Trust
0.455% due 05/25/2047 ^	379	253
0.495% due 05/25/2047 ^	375	213
MASTR Alternative Loan Trust
0.555% due 03/25/2036	1,265	374
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.854% due 11/15/2031	148	148
Morgan Stanley Dean Witter Capital, Inc. Trust
5.500% due 04/25/2017	1	1
Residential Accredit Loans, Inc. Trust
0.355% due 12/25/2046 ^	353	226
0.385% due 05/25/2037 ^	104	26
0.425% due 05/25/2046 ^	321	159
3.170% due 08/25/2035 ^	226	124

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sequoia Mortgage Trust
0.853% due 10/19/2026	$114	$114
0.914% due 10/20/2027	22	21
Structured Asset Mortgage Investments Trust
0.813% due 09/19/2032	55	54
Thornburg Mortgage Securities Trust
2.456% due 09/25/2037	153	152
UBS-Barclays Commercial Mortgage Trust
1.489% due 04/10/2046 (a)	3,448	280
WaMu Commercial Mortgage Securities Trust
5.525% due 03/23/2045	611	627
WaMu Mortgage Pass-Through Certificates Trust
0.375% due 07/25/2046 ^	17	1
0.655% due 07/25/2044	245	229
0.855% due 12/25/2045	343	59
Washington Mutual Mortgage Pass-Through Certificates Trust
0.405% due 07/25/2046 ^	60	11
0.885% due 04/25/2047 ^	156	26
Wells Fargo Commercial Mortgage Trust
2.270% due 10/15/2045 (a)	3,399	373

Total Mortgage-Backed Securities (Cost $13,893)		13,509

ASSET-BACKED SECURITIES 2.4%
ALM Ltd.
1.464% due 02/13/2023	800	800
Amortizing Residential Collateral Trust
0.735% due 07/25/2032	25	24
0.855% due 10/25/2031	16	15
Amresco Residential Securities Corp. Mortgage Loan Trust
0.650% due 06/25/2028	163	153
0.710% due 06/25/2027	73	72
0.710% due 09/25/2027	202	194
0.785% due 09/25/2028	413	386
Centex Home Equity Loan Trust
0.455% due 01/25/2032	20	19
CIT Group Home Equity Loan Trust
0.695% due 06/25/2033	90	85
Conseco Finance Home Equity Loan Trust
1.654% due 05/15/2032	582	572
Countrywide Asset-Backed Certificates
0.835% due 06/25/2033	192	186
Dryden Senior Loan Fund
1.404% due 01/15/2022	1,000	1,000
EMC Mortgage Loan Trust
0.905% due 08/25/2040	108	99
GSAA Home Equity Trust
0.455% due 03/25/2037	436	269
Home Equity Asset Trust
0.755% due 11/25/2032	3	2
Morgan Stanley Mortgage Loan Trust
0.515% due 04/25/2037	953	547

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Renaissance Home Equity Loan Trust
0.915% due 12/25/2032	$54	$51
Salomon Brothers Mortgage Securities, Inc.
1.130% due 10/25/2028	207	204
Saturn CLO Ltd.
0.459% due 05/13/2022	338	336
Specialty Underwriting & Residential Finance Trust
0.835% due 01/25/2034	35	30
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.735% due 01/25/2033	21	20
United National Home Loan Owner Trust
7.410% due 03/25/2025 ^	102	108

Total Asset-Backed Securities (Cost $4,874)		5,172

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (c) 0.2%
		479

U.S. TREASURY BILLS 0.1%
0.041% due 03/12/2015 (d)	280	280

Total Short-Term Instruments (Cost $759)		759

Total Investments in Securities (Cost $298,938)		302,612

	SHARES
INVESTMENTS IN AFFILIATES 13.5%

SHORT-TERM INSTRUMENTS 13.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.5%
PIMCO Short-Term Floating NAV Portfolio	2,871,010	28,727
PIMCO Short-Term Floating NAV Portfolio III	1,780	18

Total Short-Term Instruments (Cost $28,745)		28,745

Total Investments in Affiliates (Cost $28,745)		28,745

Total Investments 155.0% (Cost $327,683)		$331,357

Financial Derivative Instruments (e)(g) 0.0% (Cost or Premiums, net $(92))		11

Other Assets and Liabilities, net (55.0%)		(117,600)

Net Assets 100.0%		$213,768

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	103

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$479	U.S. Treasury Notes 8.125% due 08/15/2021	$(495)	$479	$479

Total Repurchase Agreements						$(495)	$479	$479

(1)	Includes accrued interest.

As of September 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $2,722 at a weighted average interest rate of (0.168%).

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	4.000%	11/01/2044	$10,400	$(10,910)	$(10,929)
	Fannie Mae	4.500%	11/01/2044	5,000	(5,375)	(5,382)
	Fannie Mae	6.000%	10/01/2044	2,000	(2,255)	(2,261)
	Ginnie Mae	5.000%	10/01/2044	13,000	(14,247)	(14,306)

GSC	Fannie Mae	4.500%	10/01/2044	3,000	(3,232)	(3,237)
	Ginnie Mae	3.000%	10/01/2044	1,000	(1,002)	(1,007)

JPS	Fannie Mae	2.000%	10/01/2029	3,000	(2,931)	(2,935)
	Fannie Mae	6.000%	10/01/2044	5,000	(5,632)	(5,653)

NOM	Fannie Mae	4.000%	11/01/2044	4,000	(4,200)	(4,203)

SAL	Ginnie Mae	2.500%	10/01/2044	4,000	(3,850)	(3,856)

Total Short Sales					$(53,634)	$(53,769)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(d)	Securities with an aggregate market value of $280 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$479	$0	$0	$0	$479	$ (495)	$(16)

Master Securities Forward Transaction Agreement
BOA	0	0	0	0	0	280	280
FOB	0	0	0	(32,878)	(32,878)	0	(32,878)
GSC	0	0	0	(4,244)	(4,244)	0	(4,244)
JPS	0	0	0	(8,588)	(8,588)	0	(8,588)
MSC	0	0	0	0	0	(37)	(37)
NOM	0	0	0	(4,203)	(4,203)	0	(4,203)
SAL	0	0	0	(3,856)	(3,856)	(31)	(3,887)

Total Borrowings and Other Financing Transactions	$479	$0	$0	$(53,769)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	3.500%	12/17/2044	$2,000	$(107)	$58	$13	$0

Total Swap Agreements					$(107)	$58	$13	$0

104	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(f)	Securities with an aggregate market value of $172 and cash of $6 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$13	$13	$0	$0	$0	$0

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC Fannie Mae 3.500% due 10/01/2044	$	102.906	10/07/2014	$2,000	$(7)	$(1)
	Call - OTC Fannie Mae 4.000% due 10/01/2044		105.719	10/07/2014	2,000	(6)	(1)
	Call - OTC Fannie Mae 4.000% due 10/01/2044		106.195	10/07/2014	6,000	(12)	(1)

BRC	Put - OTC Fannie Mae 3.500% due 10/01/2044		100.078	10/07/2014	5,000	(25)	0
	Call - OTC Fannie Mae 4.000% due 10/01/2044		105.711	10/07/2014	2,000	(6)	(2)

DUB	Put - OTC Fannie Mae 3.500% due 10/01/2044		100.355	10/07/2014	2,000	(11)	0
	Put - OTC Fannie Mae 3.500% due 11/01/2044		101.551	10/07/2014	3,000	(5)	(2)

FBF	Call - OTC Fannie Mae 3.500% due 10/01/2044		101.883	10/07/2014	2,000	(10)	(10)

JPM	Call - OTC Fannie Mae 4.000% due 10/01/2044		106.121	10/07/2014	4,000	(10)	(1)

						$(92)	$(18)

Total Written Options						$(92)	$(18)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	Notional Amount	Premiums
Balance at Beginning of Period	$38,000	$(71)
Sales	55,000	(144)
Closing Buys	0	0
Expirations	(61,000)	113
Exercised	(4,000)	10

Balance at End of Period	$28,000	$(92)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION (1)

Counterparty	Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (3)
								Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%	)	10/11/2021	$500	$ 0	$22	$22	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	105

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
										Asset	Liability
FBF	Receive	Markit IOS.FN30.300.12 Index plus 3.000%	N/A	1-Month USD-LIBOR	01/12/2043	$	1,739		$(1)	$0	$(1)
	Receive	Markit IOS.FN30.300.13 Index plus 3.000%	N/A	1-Month USD-LIBOR	01/12/2044		7,450		(5)	0	(5)

									$(6)	$0	$(6)

Total Swap Agreements								$0	$16	$22	$(6)

(4)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$0	$0	$0	$0	$0	$(3)	$0	$(3)	$(3)	$0	$(3)
BRC	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
DUB	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
FBF	0	0	0	0	0	(10)	(6)	(16)	(16)	0	(16)
GST	0	0	22	22	0	0	0	0	22	(100)	(78)
JPM	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)

Total Over the Counter	$0	$0	$22	$22	$0	$(18)	$(6)	$(24)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$13	$13

Over the counter
Swap Agreements	$0	$22	$0	$0	$0	$22

	$0	$22	$0	$0	$13	$35

Financial Derivative Instruments - Liabilities
Over the counter
Written Options	$0	$0	$0	$0	$18	$18
Swap Agreements	0	0	0	0	6	6

	$0	$0	$0	$0	$24	$24

106	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Purchased Options	$0	$0	$0	$0	$(55)	$(55)
Written Options	0	0	0	0	113	113
Swap Agreements	0	(6)	0	0	19	13

	$0	$(6)	$0	$0	$77	$71

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$58	$58

Over the counter
Written Options	$0	$0	$0	$0	$12	$12
Swap Agreements	0	0	0	0	(6)	(6)

	$0	$0	$0	$0	$6	$6

	$0	$0	$0	$0	$64	$64

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
U.S. Government Agencies	$0	$270,955	$45	$271,000
U.S. Treasury Obligations	0	12,172	0	12,172
Mortgage-Backed Securities	0	11,602	1,907	13,509
Asset-Backed Securities	0	5,172	0	5,172
Short-Term Instruments
Repurchase Agreements	0	479	0	479
U.S. Treasury Bills	0	280	0	280
	$0	$300,660	$1,952	$302,612

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$28,745	$0	$0	$28,745

Total Investments	$28,745	$300,660	$1,952	$331,357

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(53,769)	$0	$(53,769)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	13	0	13
Over the counter	0	22	0	22
	$0	$35	$0	$35

Financial Derivative Instruments - Liabilities
Over the counter	0	(24)	0	(24)

Totals	$28,745	$246,902	$1,952	$277,599

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	107

Schedule of Investments PIMCO Mortgage Opportunities Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.5%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%
SLM Student Loan Trust
0.758% due 07/25/2039	EUR	880	$1,038

Total Corporate Bonds & Notes (Cost $1,073)			1,038

U.S. GOVERNMENT AGENCIES 36.8%
Fannie Mae
0.000% due 07/25/2033 - 07/25/2043 (b)		$4,270	3,338
0.131% due 01/25/2018 (a)		546,733	539
0.755% due 02/25/2024		20	20
1.088% due 09/25/2022 (a)		34,242	1,957
2.000% due 12/25/2042		76	43
2.354% due 03/01/2023		1,581	1,545
2.500% due 06/25/2022 - 10/01/2044		1,001	948
2.500% due 12/25/2027 - 02/25/2028 (a)		14,343	1,483
2.980% due 07/01/2022		10,150	10,340
3.000% due 09/25/2022 - 11/01/2044		109,004	107,349
3.000% due 09/25/2039 - 07/25/2043 (a)		76,331	10,221
3.211% due 08/25/2043		93	98
3.330% due 07/01/2022		1,894	1,963
3.365% due 05/25/2042		78	83
3.490% due 07/01/2026		4,285	4,418
3.500% due 11/01/2029 - 01/25/2043		7,559	7,613
3.500% due 01/25/2042 - 09/25/2043 (a)		34,387	4,961
3.600% due 08/01/2023		454	479
3.690% due 08/01/2023		3,773	3,998
3.750% due 05/25/2033		58	60
3.765% due 12/01/2025		4,500	4,780
4.000% due 02/25/2024 - 02/25/2044 (a)		1,957	385
4.000% due 11/25/2040 - 08/01/2043		26,986	28,537
4.500% due 10/01/2029 - 10/01/2044		25,976	28,276
5.000% due 04/25/2033 - 07/25/2040		7,836	8,709
5.500% due 07/25/2034 - 06/25/2036		3,402	3,855
5.946% due 06/25/2037 (a)		1,662	219
5.996% due 05/25/2042 - 08/25/2042 (a)		3,977	753
6.000% due 02/25/2034 - 11/01/2040		2,382	2,735
6.046% due 03/25/2042 (a)		428	77
6.096% due 03/25/2024 - 02/25/2043 (a)		6,086	1,191
6.300% due 06/25/2031		1,291	1,443
6.496% due 08/25/2018 (a)		24,418	4,399
6.500% due 03/01/2017		176	185
6.516% due 01/25/2018 (a)		78,806	6,849
6.546% due 08/25/2040 (a)		4,805	692
6.596% due 09/25/2039 (a)		440	65
6.646% due 11/25/2036 (a)		5,224	912
6.784% due 04/25/2042		134	134
7.000% due 12/25/2023 - 03/25/2049		99	118

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.167% due 05/25/2042	$86	$84
7.261% due 08/25/2033	982	1,033
8.946% due 07/25/2033	1,959	2,494
9.391% due 10/25/2041	3,176	3,228
9.491% due 11/25/2041	7,854	8,003
11.321% due 08/25/2043	4,506	4,658
12.351% due 03/25/2040	385	455
15.382% due 05/25/2043	3,185	3,486
17.450% due 09/25/2024	41	54
19.363% due 09/25/2023	11	15
24.902% due 12/25/2036	357	553
Fannie Mae Strips
0.000% due 01/25/2033 - 10/25/2036 (b)	200	180
5.500% due 02/25/2029 - 01/25/2032 (a)	799	170
6.000% due 02/25/2033 (a)	628	145
Freddie Mac
0.000% due 09/15/2032 - 07/15/2042 (b)	3,052	2,791
1.021% due 09/25/2022 (a)	47,509	2,685
1.250% due 10/02/2019	16,400	15,955
1.464% due 08/25/2019 (a)	153,219	8,430
1.561% due 11/25/2019 (a)	104,382	6,351
2.500% due 09/15/2027 - 12/15/2027 (a)	20,665	2,189
3.000% due 04/15/2027 - 12/15/2032 (a)	3,843	425
3.000% due 06/15/2036	149	150
3.500% due 03/15/2035 - 10/15/2042	3,671	3,556
4.000% due 04/15/2019 - 08/01/2043	15,359	16,104
4.500% due 04/01/2019 - 12/01/2041	9,275	10,119
5.000% due 05/15/2019 - 12/01/2039	3,793	4,214
5.500% due 02/15/2033 - 05/15/2041	5,086	5,607
5.846% due 06/15/2018 - 10/15/2036 (a)	2,991	346
5.946% due 08/15/2043 (a)	22,439	4,107
6.000% due 07/15/2035	346	434
6.276% due 02/15/2037 (a)	2,088	373
6.446% due 01/15/2041 (a)	2,109	289
6.496% due 02/15/2032 - 03/15/2035 (a)	6,377	935
6.546% due 10/15/2034 - 09/15/2035 (a)	6,238	840
6.596% due 03/15/2037 (a)	2,977	442
6.874% due 12/15/2023 (a)	1,313	272
7.000% due 03/01/2039	156	173
7.606% due 12/15/2042	635	642
7.846% due 06/15/2031 (a)	573	148
7.988% due 09/17/2032	84	99
8.190% due 05/15/2024 (a)	727	138
8.967% due 07/15/2037	1,900	2,002
9.391% due 09/15/2041	3,757	3,819
9.493% due 10/15/2040	1,036	1,042
9.593% due 01/15/2041	684	735
11.855% due 05/15/2035	821	869
11.909% due 05/15/2033	61	75
12.693% due 05/15/2033	16	18
13.999% due 02/15/2041	1,661	1,938
15.323% due 04/15/2043	4,591	5,043
15.382% due 05/15/2041	3,334	3,552
15.563% due 10/15/2033	1,058	1,390
16.116% due 11/15/2034	23	29

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
17.770% due 05/15/2035		$582	$729
18.867% due 10/15/2023		128	178
Freddie Mac Strips
0.000% due 02/01/2034 (b)		2,755	2,553
Ginnie Mae
0.000% due 03/16/2033 - 05/20/2041 (b)		10,927	8,708
0.606% due 11/20/2060		1,887	1,895
0.656% due 03/20/2061		990	996
0.662% due 12/16/2043 (a)		22,042	110
0.676% due 08/20/2062		1,885	1,896
0.876% due 09/20/2063		16,494	16,771
0.957% due 08/16/2048 (a)		21,692	1,247
1.064% due 05/16/2050 (a)		31,397	1,209
1.380% due 04/16/2053 (a)		13,480	828
1.510% due 12/16/2043 (a)		847	44
1.865% due 05/16/2053 (a)		2,038	145
2.072% due 12/20/2042		54	50
2.500% due 07/20/2042		1	1
3.000% due 10/20/2042 (a)		9,256	1,209
3.500% due 05/16/2042 - 10/01/2044		14,000	14,469
4.000% due 09/20/2038 - 10/01/2044		9,069	9,622
4.000% due 03/16/2042 (a)		8,169	1,313
4.250% due 10/20/2038		1,040	1,098
4.500% due 03/15/2039 - 10/01/2044		12,436	13,532
4.500% due 12/16/2041 - 03/16/2043 (a)		5,711	969
5.000% due 08/20/2034 - 07/20/2040		714	793
5.000% due 09/20/2038 (a)		2,355	454
5.500% due 02/20/2034 - 04/20/2040		42	47
5.500% due 11/16/2037 (a)		277	33
5.946% due 11/16/2034 (a)		1,718	286
6.000% due 06/20/2037 - 06/20/2041		2,019	2,288
6.097% due 02/20/2042 (a)		2,383	371
6.427% due 10/20/2033 (a)		2,513	523
6.500% due 03/15/2035		1,534	1,801
7.500% due 11/15/2030		40	46
8.000% due 05/17/2034		304	338
9.293% due 12/20/2040		4,000	4,337
11.591% due 09/20/2043		477	494

Total U.S. Government Agencies (Cost $480,573)			480,037

U.S. TREASURY OBLIGATIONS 12.9%
U.S. Treasury Notes
1.625% due 03/31/2019 (g)		15,800	15,762
1.750% due 09/30/2019 (g)		14,400	14,385
2.000% due 08/31/2021 (g)		19,951	19,685
2.375% due 08/15/2024		120,400	119,055

Total U.S. Treasury Obligations (Cost $167,779)			168,887

MORTGAGE-BACKED SECURITIES 31.9%
Aggregator of Loans Backed by Assets
2.813% due 12/16/2042	GBP	806	1,334
American Home Mortgage Assets Trust
0.445% due 08/25/2037 ^		$11,758	5,925
3.267% due 01/25/2036		2,878	2,031
American Home Mortgage Investment Trust
2.332% due 06/25/2045		947	948

108	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Alternative Loan Trust
6.000% due 06/25/2046		$7,256	$6,121
Banc of America Funding Trust
2.040% due 01/26/2037		59	59
2.747% due 02/20/2036		2,674	2,188
2.826% due 01/20/2047 ^		31	24
6.000% due 09/25/2036		86	83
Banc of America Mortgage Trust
2.635% due 05/25/2034		277	280
2.752% due 06/25/2034		342	340
2.842% due 04/25/2035		1,136	998
2.987% due 11/20/2046 ^		559	469
5.142% due 04/25/2035		108	100
Bancaja Fondo de Titulizacion de Activos
0.446% due 02/20/2036	EUR	2,172	2,680
BCAP LLC Trust
0.325% due 01/26/2037		$5,652	3,745
0.405% due 07/26/2035		4,229	4,176
1.572% due 10/26/2035		6,285	6,303
2.382% due 01/26/2034		1,276	1,265
2.773% due 12/26/2037		810	811
4.000% due 03/26/2036		3,879	3,905
Bear Stearns Adjustable Rate Mortgage Trust
2.478% due 12/25/2046 ^		2,370	2,057
2.505% due 10/25/2036		695	597
2.578% due 10/25/2034		303	303
2.649% due 05/25/2034		97	94
Bear Stearns ALT-A Trust
0.315% due 02/25/2034		110	103
0.475% due 08/25/2036		17,606	12,372
0.655% due 01/25/2036 ^		3,474	2,737
2.501% due 08/25/2036 ^		4,530	2,300
4.896% due 09/25/2035		770	616
Bear Stearns Mortgage Funding Trust
0.385% due 09/25/2046 ^		262	196
Bear Stearns Structured Products, Inc.
2.509% due 01/26/2036		8,936	7,092
Celtic Residential Irish Mortgage Securitisation PLC
0.344% due 12/14/2048	EUR	2,136	2,548
0.443% due 04/10/2048		5,762	6,885
CGBAM Commercial Mortgage Trust
3.177% due 02/15/2031 (a)		$138,781	3,924
Chase Mortgage Finance Trust
2.434% due 02/25/2037		31	32
Citigroup Commercial Mortgage Trust
5.425% due 10/15/2049		3,015	3,237
Citigroup Mortgage Loan Trust, Inc.
2.514% due 05/25/2035		62	62
2.514% due 03/25/2036		275	263
6.000% due 08/25/2037		4,634	3,672
Commercial Mortgage Trust
2.050% due 12/10/2045 (a)		7,871	779
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036		129	111
Countrywide Alternative Loan Trust
0.275% due 06/25/2036		8,549	7,280
0.474% due 11/20/2035		1,043	919
0.555% due 06/25/2036 ^		46	31
0.855% due 05/25/2036		476	317
1.615% due 09/25/2035		134	124
2.471% due 03/25/2047 ^		323	268
5.096% due 02/25/2035 (a)		3,526	383
5.485% due 05/25/2036		8,959	7,880
6.000% due 10/25/2032		3	3
6.000% due 04/25/2037 ^		2,400	2,021
Countrywide Home Loan Mortgage Pass-Through Trust
0.485% due 02/25/2035		705	668

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.521% due 11/19/2033		$49	$48
2.523% due 09/25/2037 ^		801	705
2.549% due 03/25/2037 ^		1,782	1,386
2.559% due 01/25/2036		255	227
2.624% due 08/25/2034		1	1
2.633% due 02/25/2047 ^		1,944	1,643
5.104% due 01/25/2036 ^		13,506	12,456
5.500% due 01/25/2035		737	788
5.750% due 05/25/2037 ^		84	77
6.000% due 01/25/2038		913	852
6.250% due 09/25/2037 ^		284	271
Countrywide Home Loan Reperforming Trust
7.500% due 06/25/2035		1,735	1,794
Credit Suisse Mortgage Capital Certificates
0.456% due 12/27/2035		4,757	4,553
2.728% due 01/26/2047		10,258	7,487
4.792% due 05/27/2053		2,474	2,483
5.691% due 10/26/2036		1,513	1,176
CSAB Mortgage-Backed Trust
6.000% due 11/25/2036		95	48
Deco Pan Europe BV
0.449% due 10/27/2020	EUR	3,230	3,815
Deco Pan Europe PLC
0.609% due 01/27/2018		1,726	2,166
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.815% due 06/28/2047		$403	403
Eurosail PLC
1.333% due 09/13/2045	GBP	2,483	3,888
Fastnet Securities PLC
0.253% due 08/10/2043	EUR	1,128	1,346
First Horizon Alternative Mortgage Securities Trust
1.963% due 07/25/2036		$416	278
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035		725	689
2.613% due 11/25/2035		128	122
First Republic Mortgage Loan Trust
0.504% due 11/15/2031		46	43
Global Mortgage Securitization Ltd.
0.425% due 04/25/2032		4,540	4,379
GMAC Mortgage Corp. Loan Trust
3.256% due 05/25/2035		83	83
Great Hall Mortgages PLC
0.364% due 06/18/2039		2,795	2,688
GS Mortgage Securities Trust
1.642% due 08/10/2043 (a)		68,777	4,506
GSR Mortgage Loan Trust
6.250% due 08/25/2036		2,255	1,874
HarborView Mortgage Loan Trust
0.463% due 08/19/2045		141	133
2.381% due 04/19/2034		441	445
Hercules Eclipse PLC
0.798% due 10/25/2018	GBP	1,494	2,372
Impac Secured Assets Trust
0.325% due 01/25/2037		$10,878	9,297
0.505% due 05/25/2036		111	111
Indus Eclipse PLC
0.728% due 01/25/2020	GBP	320	512
IndyMac Mortgage Loan Trust
0.935% due 12/25/2034		$742	621
2.401% due 08/25/2035		211	186
2.544% due 12/25/2034		18	16
2.648% due 09/25/2036		9,770	8,054
2.653% due 09/25/2036		509	373
Jefferies Resecuritization Trust
2.373% due 02/26/2036		2,149	2,125
6.225% due 06/25/2047		2,236	2,234

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Alternative Loan Trust
0.315% due 09/25/2036		$5,814	$5,094
0.315% due 11/25/2036 ^		6,119	4,790
3.103% due 11/25/2036 ^		7,312	6,118
JPMorgan Mortgage Trust
2.490% due 07/25/2035		40	41
2.567% due 10/25/2035		1,477	1,481
2.645% due 04/25/2035		223	230
JPMorgan Resecuritization Trust
6.000% due 09/26/2036		12,399	7,749
La Hipotecaria Panamanian Mortgage Trust
3.508% due 11/24/2042		16,840	17,395
LB Commercial Mortgage Trust
5.517% due 07/15/2044		50	54
LB-UBS Commercial Mortgage Trust
0.739% due 02/15/2040 (a)		161,826	2,075
Leek Finance PLC
0.826% due 09/21/2038	GBP	5,388	9,019
Lehman Mortgage Trust
0.475% due 08/25/2036 ^		$480	376
5.750% due 02/25/2037		12,656	10,003
Lehman XS Trust
0.275% due 08/25/2036		872	683
1.055% due 08/25/2047		9,025	6,528
London & Regional Debt Securitisation PLC
4.808% due 10/15/2017	GBP	6,114	10,017
Luminent Mortgage Trust
0.385% due 05/25/2037 ^		$122	86
Merrill Lynch Mortgage Investors Trust
0.405% due 08/25/2036		2,804	2,713
1.155% due 10/25/2035		1,148	1,102
1.572% due 10/25/2035		2,054	2,032
2.066% due 07/25/2029		38	38
2.500% due 12/25/2035		211	202
2.521% due 02/25/2036 ^		1,726	1,397
Morgan Stanley Bank of America Merrill Lynch Trust
1.627% due 12/15/2048 (a)		11,354	741
Morgan Stanley Capital Trust
5.319% due 12/15/2043		6,439	6,928
Morgan Stanley Mortgage Loan Trust
0.425% due 09/25/2035		3,164	3,143
2.628% due 06/25/2037		2,782	1,809
5.167% due 09/25/2035 ^		277	217
5.500% due 10/25/2037		2,223	2,083
Morgan Stanley Re-REMIC Trust
0.459% due 02/26/2037		603	602
5.000% due 11/26/2036		343	344
Mortgage Equity Conversion Asset Trust
0.580% due 02/25/2042		2,846	2,391
0.590% due 01/25/2042		17,069	14,496
0.656% due 10/25/2041		1,895	1,515
0.656% due 05/25/2042		5,730	4,927
New York Mortgage Trust
0.485% due 08/25/2035		2,090	1,976
Opera Germany PLC
0.421% due 10/20/2014	EUR	658	829
RBSSP Resecuritization Trust
0.654% due 09/26/2034		$690	640
7.913% due 06/26/2037		1,500	758
Residential Accredit Loans, Inc. Trust
0.355% due 10/25/2046		3,996	2,753
0.365% due 04/25/2046		11,786	5,931
0.455% due 08/25/2035		488	389
0.505% due 08/25/2035 ^		3,084	2,453
0.555% due 10/25/2045		410	320
3.490% due 05/25/2035		207	176
6.000% due 10/25/2034		777	818

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	109

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 04/25/2036 ^		$641	$585
Residential Asset Securitization Trust
6.250% due 08/25/2036		1,515	1,420
Residential Funding Mortgage Securities, Inc. Trust
3.853% due 04/25/2037		1,732	1,494
Royal Bank of Scotland Capital Funding Trust
5.008% due 04/15/2024		3,500	3,543
Rural Hipotecario Fondo De Titulizacion Hipotec
0.442% due 02/13/2033	EUR	835	1,032
Sequoia Mortgage Trust
0.374% due 03/20/2035		$943	855
2.545% due 07/20/2037		334	282
Sovereign Commercial Mortgage Securities Trust
6.022% due 07/22/2030		600	600
SRERS Funding Ltd.
0.403% due 05/09/2046		3,508	3,354
Structured Adjustable Rate Mortgage Loan Trust
2.530% due 08/25/2035		469	443
Structured Asset Mortgage Investments Trust
0.335% due 07/25/2046		174	143
0.345% due 07/25/2046 ^		13,434	9,025
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.434% due 09/25/2033		445	448
Thornburg Mortgage Securities Trust
1.055% due 03/25/2044		141	129
1.866% due 04/25/2045		1,920	1,901
Titan Europe Ltd.
0.424% due 04/23/2017	EUR	3,388	4,186
UBS-Barclays Commercial Mortgage Trust
0.263% due 08/10/2049 (a)		$178,586	2,949
WaMu Commercial Mortgage Securities Trust
5.525% due 03/23/2045		560	575
5.849% due 03/23/2045		2,200	2,248
WaMu Mortgage Pass-Through Certificates Trust
0.525% due 11/25/2034		2,561	2,478
0.578% due 10/25/2044		9,756	9,530
1.115% due 02/25/2046		734	702
2.120% due 07/25/2037		233	198
2.364% due 08/25/2035		214	215
2.519% due 12/25/2035		4,464	3,958
4.070% due 12/25/2036 ^		2,993	2,766
4.623% due 07/25/2037 ^		163	154
Washington Mutual Mortgage Pass-Through Certificates Trust
0.405% due 02/25/2036		681	539
0.815% due 01/25/2047		4,588	3,388
5.750% due 11/25/2035		2,674	2,393
Wells Fargo Mortgage-Backed Securities Trust
0.655% due 06/25/2037		578	496
2.597% due 08/25/2033		47	48
2.610% due 02/25/2035		40	39
2.610% due 04/25/2036 ^		450	443
2.613% due 05/25/2036 ^		190	180
2.615% due 01/25/2035		285	285
2.615% due 03/25/2036		2,046	2,046
6.000% due 09/25/2036		96	94
Windermere CMBS Ltd.
0.652% due 04/22/2018	EUR	2,595	3,210
Windermere CMBS PLC
0.816% due 04/24/2017	GBP	90	145

Total Mortgage-Backed Securities (Cost $391,408)			416,394

ASSET-BACKED SECURITIES 24.4%
Accredited Mortgage Loan Trust
0.285% due 02/25/2037		$1,791	1,710

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.640% due 09/25/2035		$3,405	$2,582
ACE Securities Corp.
0.455% due 02/25/2036		3,655	3,245
0.835% due 09/25/2035		6,800	5,521
1.130% due 11/25/2033		2,033	1,911
ALM Ltd.
1.464% due 02/13/2023		2,100	2,100
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.605% due 07/25/2035		6,400	5,708
0.625% due 05/25/2035		5,000	4,753
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.945% due 10/25/2033		2,303	2,186
Asset-Backed Funding Certificates Trust
0.775% due 04/25/2034		5,552	5,508
1.405% due 06/25/2034		2,703	2,542
Asset-Backed Securities Corp. Home Equity Loan Trust
0.875% due 06/25/2035		1,223	1,147
1.115% due 11/25/2033		2,666	2,559
Atrium CDO Corp.
1.338% due 11/16/2022		9,300	9,208
Avoca CLO PLC
0.516% due 01/16/2023	EUR	1,062	1,337
Babson CLO Ltd.
2.234% due 09/28/2021		$1,450	1,451
Bear Stearns Asset-Backed Securities Trust
0.355% due 12/25/2036		8,616	8,123
0.355% due 04/25/2037		8,149	7,272
1.155% due 10/25/2037		1,917	1,804
BMI CLO
2.732% due 08/01/2021		1,500	1,499
CBRE Realty Finance CDO Ltd.
0.482% due 04/07/2052		390	389
Centex Home Equity Loan Trust
3.735% due 02/25/2032		1,021	1,030
Chapel BV
0.858% due 11/17/2064	EUR	8,154	9,652
Citigroup Mortgage Loan Trust, Inc.
0.295% due 05/25/2037		$2,158	2,076
0.565% due 10/25/2035		1,700	1,471
Countrywide Asset-Backed Certificates
0.295% due 07/25/2037		7,100	5,607
0.305% due 05/25/2037		8,547	7,425
0.315% due 10/25/2047		646	641
0.355% due 04/25/2036		845	762
0.395% due 04/25/2036		706	566
0.635% due 07/25/2035		5,000	4,969
0.635% due 01/25/2036		900	757
0.655% due 08/25/2047		1,343	1,322
0.795% due 08/25/2035		4,502	4,137
1.055% due 10/25/2034		5,904	5,665
5.530% due 04/25/2047		707	692
Credit-Based Asset Servicing and Securitization LLC
0.215% due 11/25/2036		2,765	1,578
1.100% due 04/25/2036		10,634	9,100
5.484% due 10/25/2036		1,100	967
Dalradian European CLO BV
0.717% due 04/11/2023	EUR	1,700	2,145
Dryden Senior Loan Fund
1.404% due 01/15/2022		$3,900	3,899
EMC Mortgage Loan Trust
0.705% due 08/25/2040		1,937	1,762
Equifirst Loan Securitization Trust
0.345% due 04/25/2037		1,250	991
Eurocredit CDO BV
1.489% due 02/22/2020	EUR	1,900	2,405

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FAB CBO BV
0.884% due 12/31/2078	EUR	4,500	$4,803
First Franklin Mortgage Loan Trust
0.315% due 04/25/2036		$4,740	3,919
0.665% due 09/25/2035		1,410	1,392
0.965% due 04/25/2035		4,881	4,597
Fraser Sullivan CLO Ltd.
2.734% due 04/20/2023		2,500	2,512
GSAA Home Equity Trust
0.385% due 04/25/2047		716	469
0.455% due 05/25/2047		1,359	979
GSAMP Trust
0.275% due 12/25/2036		1,336	750
Harbourmaster CLO BV
0.548% due 10/25/2020	EUR	3,500	4,386
Hewett’s Island CDO Ltd.
0.452% due 06/09/2019		$760	758
HSI Asset Securitization Corp. Trust
0.305% due 12/25/2036		8,533	4,754
ING Investment Management CLO Ltd.
2.684% due 10/15/2022		1,550	1,560
Jersey Street CLO Ltd.
0.484% due 10/20/2018		1,654	1,651
JPMorgan Mortgage Acquisition Trust
0.315% due 05/25/2036		7,209	6,987
0.325% due 04/25/2036		6,971	6,698
Lehman XS Trust
0.325% due 01/25/2037		676	569
Long Beach Mortgage Loan Trust
0.950% due 06/25/2034		299	290
1.055% due 06/25/2035		5,000	4,643
Magnetite Ltd.
2.984% due 09/15/2023		2,350	2,355
Marquette U.S./European CLO PLC
0.623% due 07/15/2020	EUR	3,000	3,742
MASTR Asset-Backed Securities Trust
0.315% due 10/25/2036		$820	526
0.395% due 10/25/2036		8,703	5,483
0.605% due 10/25/2035		1,000	959
Merrill Lynch Mortgage Investors Trust
0.265% due 03/25/2037		521	458
0.265% due 08/25/2037		923	536
0.675% due 06/25/2035		1,403	1,339
0.875% due 06/25/2035		1,115	1,024
Morgan Stanley Mortgage Loan Trust
0.395% due 04/25/2037		2,804	1,594
N-Star Real Estate CDO Ltd.
0.565% due 06/16/2041		2,802	2,571
National Collegiate Student Loan Trust
0.285% due 06/26/2028		3,755	3,666
0.285% due 11/27/2028		9,958	9,864
0.295% due 12/27/2027		2,725	2,696
0.305% due 07/25/2026		2,792	2,776
0.345% due 05/25/2026		4,981	4,947
0.435% due 04/25/2029		3,170	3,078
3.652% due 12/26/2025		10,450	10,442
6.500% due 12/26/2025		4,950	4,935
Neuberger Berman CLO Ltd.
1.384% due 07/25/2023		6,600	6,612
Nomura Home Equity Loan, Inc.
0.565% due 02/25/2036		2,500	2,253
Octagon Investment Partners Ltd.
0.473% due 04/23/2020		1,787	1,777
Option One Mortgage Loan Trust
0.655% due 08/25/2032		1,365	1,296

110	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Option One Mortgage Loan Trust Asset-Backed Certificates
0.345% due 01/25/2036		$2,951	$2,866
0.695% due 06/25/2032		477	449
0.795% due 07/25/2033		1,157	1,086
Ownit Mortgage Loan Trust
1.085% due 03/25/2036		3,824	3,770
Pangaea ABS SPV
0.342% due 12/28/2096	EUR	756	884
RAAC Trust
0.855% due 03/25/2034		$588	564
Residential Asset Mortgage Products Trust
0.315% due 02/25/2037		3,935	3,590
0.335% due 08/25/2046		761	738
Residential Asset Securities Corp. Trust
0.305% due 07/25/2036		12,971	11,840
0.405% due 01/25/2036		4	4
RMF Euro CDO PLC
0.674% due 07/18/2023	EUR	900	1,107
Securitized Asset-Backed Receivables LLC Trust
1.130% due 03/25/2035		$846	804
SG Mortgage Securities Trust
0.585% due 10/25/2035		3,000	2,780
Specialty Underwriting & Residential Finance Trust
0.305% due 09/25/2037		2,751	1,627
0.505% due 03/25/2037		848	471
Structured Asset Securities Corp. Mortgage Loan Trust
0.315% due 03/25/2036		4,049	3,902
Symphony CLO LP
2.733% due 04/16/2022		3,000	3,010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Symphony CLO Ltd.
1.743% due 07/23/2023		$1,700	$1,701
3.033% due 07/23/2023		1,250	1,251
Theseus European CLO S.A.
0.503% due 08/27/2022	EUR	858	1,078
Trimaran CLO Ltd.
0.490% due 11/01/2018		$1,170	1,169
Vanderbilt Mortgage Finance
7.120% due 04/07/2032		500	528
Vitesse CLO Ltd.
0.481% due 08/17/2020		1,550	1,546
Wrightwood Capital Real Estate CDO Ltd.
0.554% due 11/21/2040		3,671	3,533

Total Asset-Backed Securities (Cost $311,658)			319,118

SHORT-TERM INSTRUMENTS 1.4%

REPURCHASE AGREEMENTS (d) 0.9%
			11,639

U.S. TREASURY BILLS 0.5%
0.043% due 10/09/2014 - 03/26/2015 (c)(e)(g)(i)		6,510	6,510

Total Short-Term Instruments (Cost $18,148)			18,149

Total Investments in Securities (Cost $1,370,639)			1,403,623

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 8.8%

SHORT-TERM INSTRUMENTS 8.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.8%
PIMCO Short-Term Floating NAV Portfolio	11,155,319	$111,620
PIMCO Short-Term Floating NAV Portfolio III	360,327	3,600

Total Short-Term Instruments (Cost $115,217)		115,220

Total Investments in Affiliates (Cost $115,217)		115,220

Total Investments 116.3% (Cost $1,485,856)		$1,518,843

Financial Derivative Instruments (f)(h) (0.1%) (Cost or Premiums, net $(4,054))		(903)

Other Assets and Liabilities, net (16.2%)		(212,431)

Net Assets 100.0%		$1,305,509

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$11,639	U.S. Treasury Notes 1.500% due 02/28/2019	$(11,872)	$11,639	$11,639

Total Repurchase Agreements						$(11,872)	$11,639	$11,639

(1)	Includes accrued interest.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.090%	09/25/2014	10/02/2014	$(58,444)	$(58,448)
	0.100%	09/30/2014	10/10/2014	(6,556)	(6,560)
MSC	0.070%	09/25/2014	10/02/2014	(2,470)	(2,470)
TDM	0.110%	09/30/2014	10/15/2014	(1,385)	(1,387)

Total Sale-Buyback Transactions					$(68,865)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $239,784 at a weighted average interest rate of (0.089%).
(3)	Payable for sale-buyback transactions includes $9 of deferred price drop on sale-buyback transactions.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	111

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.500%	10/01/2044	$15,000	$(16,146)	$(16,186)
BPG	Fannie Mae	3.500%	10/01/2029	4,000	(4,204)	(4,205)
DEU	Fannie Mae	4.000%	11/01/2044	14,000	(14,701)	(14,712)
FOB	Fannie Mae	3.500%	10/01/2029	15,000	(15,764)	(15,770)
	Fannie Mae	3.500%	10/01/2044	12,000	(12,285)	(12,267)
	Fannie Mae	4.000%	11/01/2044	62,000	(64,942)	(65,153)
	Fannie Mae	4.500%	11/01/2044	47,000	(50,575)	(50,590)
	Fannie Mae	6.000%	10/01/2044	5,000	(5,638)	(5,653)
GSC	Fannie Mae	3.500%	10/01/2044	10,000	(10,231)	(10,223)
	Fannie Mae	4.500%	10/01/2044	23,000	(24,782)	(24,818)
	Ginnie Mae	3.000%	10/01/2044	18,000	(18,028)	(18,123)
MSC	Fannie Mae	3.500%	10/01/2044	5,500	(5,604)	(5,623)
	Fannie Mae	4.000%	10/01/2044	10,000	(10,494)	(10,540)
SAL	Fannie Mae	4.000%	10/01/2044	9,000	(9,431)	(9,486)
WFS	Fannie Mae	2.500%	10/01/2029	11,000	(11,049)	(11,063)

Total Short Sales					$(273,874)	$(274,412)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(e)	Securities with an aggregate market value of $69,552 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
SSB	$11,639	$0	$0	$0	$11,639	$(11,872)	$(233)

Master Securities Forward Transaction Agreement
BOA	0	0	0	(16,186)	(16,186)	(270)	(16,456)
BPG	0	0	0	(4,205)	(4,205)	0	(4,205)
DEU	0	0	0	(14,712)	(14,712)	0	(14,712)
FOB	0	0	0	(149,433)	(149,433)	470	(148,963)
GSC	0	0	(65,008)	(53,164)	(118,172)	64,966	(53,206)
MSC	0	0	(2,470)	(16,163)	(18,633)	2,732	(15,901)
SAL	0	0	0	(9,486)	(9,486)	(66)	(9,552)
TDM	0	0	(1,387)	0	(1,387)	1,384	(3)
WFS	0	0	0	(11,063)	(11,063)	0	(11,063)

Total Borrowings and Other Financing Transactions	$11,639	$0	$(68,865)	$(274,412)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2014	116	$88	$16	$0
U.S. Treasury 10-Year Note December Futures	Long	12/2014	1,038	(601)	0	(129)

Total Futures Contracts				$(513)	$16	$(129)

112	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	0.800%	05/18/2016	$ 650,000	$552	$1,132	$35	$0
Pay	3-Month USD-LIBOR	1.850%	05/18/2017	650,000	(684)	(1,909)	0	(98)
Receive	3-Month USD-LIBOR	1.250%	06/18/2017	195,400	(1,058)	(157)	40	0
Receive	3-Month USD-LIBOR	2.660%	05/18/2018	260,000	71	532	19	0
Pay	3-Month USD-LIBOR	2.000%	06/18/2019	119,700	1,338	844	0	(46)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021	85,700	(484)	558	62	0
Pay	3-Month USD-LIBOR	3.000%	12/17/2024	80,000	1,955	167	0	(120)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044	18,900	(2,293)	(2,050)	118	0
Receive	3-Month USD-LIBOR	3.500%	12/17/2044	29,200	(1,563)	327	179	0

					$(2,166)	$(556)	$453	$(264)

Total Swap Agreements					$(2,166)	$(556)	$453	$(264)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(g)	Securities with an aggregate market value of $6,126 and cash of $255 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$16	$453	$469	$0	$(129)	$ (264)	$(393)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	12/2014		GBP	17,302	$		27,943	$0	$(89)

BPS	11/2014		EUR	7,699			9,928	202	0

BRC	10/2014	$		973		EUR	738	0	(41)

GLM	10/2014		EUR	3,789	$		4,901	115	0

MSB	10/2014			37,666			49,715	2,141	0

UAG	10/2014	$		52,077		EUR	40,717	0	(650)

	11/2014		EUR	40,717	$		52,088	649	0

Total Forward Foreign Currency Contracts								$3,107	$(780)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.913%	10/07/2014	$	50,000	$385	$2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.085%	09/16/2015		80,000	2,184	1,886

FBF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.535%	07/15/2015		200,000	1,108	887

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.976%	11/05/2014		65,000	406	311

								$4,083	$3,086

Total Purchased Options								$4,083	$3,086

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	113

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/16/2015	$	80,000	$(696)	$(826)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.585%	09/16/2015		80,000	(960)	(798)

								$(1,656)	$(1,624)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC Fannie Mae 3.500% due 10/01/2044	$102.563	10/07/2014	$2,000	$(10)	$(3)
	Call - OTC Fannie Mae 3.500% due 10/01/2044	102.906	10/07/2014	12,000	(45)	(7)
	Call - OTC Fannie Mae 4.000% due 10/01/2044	106.195	10/07/2014	41,000	(83)	(4)
	Call - OTC Fannie Mae 4.000% due 10/01/2044	106.234	10/07/2014	20,000	(41)	(2)

BRC	Put - OTC Fannie Mae 3.500% due 10/01/2044	100.078	10/07/2014	12,000	(60)	0
	Call - OTC Fannie Mae 4.000% due 10/01/2044	105.711	10/07/2014	5,000	(16)	(4)

DUB	Put - OTC Fannie Mae 3.500% due 10/01/2044	100.355	10/07/2014	13,000	(69)	0
	Put - OTC Fannie Mae 3.500% due 11/01/2044	101.551	10/07/2014	3,000	(5)	(2)

FBF	Call - OTC Fannie Mae 3.500% due 10/01/2044	101.883	10/07/2014	12,000	(57)	(59)

JPM	Call - OTC Fannie Mae 4.000% due 10/01/2044	105.703	10/07/2014	2,000	(7)	(2)

					$(393)	$(83)

Total Written Options					$(2,049)	$(1,707)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	Notional Amount	Premiums
Balance at Beginning of Period	$95,000	$(234)
Sales	503,000	(2,479)
Closing Buys	0	0
Expirations	(270,000)	133
Exercised	(46,000)	531

Balance at End of Period	$282,000	$(2,049)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (3)
							Asset	Liability
BOA	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$6,508	$ (2,245)	$809	$0	$(1,436)
	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	13,516	(2,901)	145	0	(2,756)

BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	1,089	(235)	12	0	(223)

CBK	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	2,038	(94)	77	0	(17)

FBF	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	13,973	(568)	413	0	(155)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	194	(9)	8	0	(1)

GST	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	679	(33)	28	0	(5)

JPM	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	582	(23)	16	0	(7)

					$ (6,108)	$1,508	$0	$(4,600)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

114	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.543%	01/12/2015	$	1,080,000	$20	$(101)	$0	$(81)

JPM	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.543%	01/09/2015		170,000	0	18	18	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.533%	01/15/2015		250,000	0	52	52	0

							$20	$(31)	$70	$(81)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Receive	Markit IOS.FN30.300.12 Index plus 3.000%	N/A	1-Month USD-LIBOR	01/12/2043	$25,218		$(20)	$0	$(20)

FBF	Receive	Markit IOS.FN30.300.12 Index plus 3.000%	N/A	1-Month USD-LIBOR	01/12/2043	47,826		(38)	0	(38)

GST	Receive	Markit IOS.FN30.300.12 Index plus 3.000%	N/A	1-Month USD-LIBOR	01/12/2043	20,174		(16)	0	(16)

								$(74)	$0	$(74)

Total Swap Agreements							$(6,088)	$1,403	$70	$(4,755)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(i)	Securities with an aggregate market value of $4,750 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$0	$1,888	$0	$1,888	$(89)	$(1,640)	$(4,273)	$(6,002)	$(4,114)	$4,060	$(54)
BPS	202	0	0	202	0	0	0	0	202	0	202
BRC	0	0	0	0	(41)	(4)	(223)	(268)	(268)	260	(8)
CBK	0	0	0	0	0	0	(17)	(17)	(17)	0	(17)
DUB	0	0	0	0	0	(2)	(20)	(22)	(22)	0	(22)
FBF	0	887	0	887	0	(59)	(194)	(253)	634	(690)	(56)
GLM	115	0	0	115	0	0	0	0	115	0	115
GST	0	0	0	0	0	0	(21)	(21)	(21)	0	(21)
JPM	0	0	70	70	0	(2)	(7)	(9)	61	0	61
MSB	2,141	0	0	2,141	0	0	0	0	2,141	(1,700)	441
MYC	0	311	0	311	0	0	0	0	311	(460)	(149)
UAG	649	0	0	649	(650)	0	0	(650)	(1)	0	(1)

Total Over the Counter	$3,107	$3,086	$70	$6,263	$(780)	$(1,707)	$(4,755)	$(7,242)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	115

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$16	$16
Swap Agreements	0	0	0	0	453	453

	$0	$0	$0	$0	$469	$469

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,107	$0	$3,107
Purchased Options	0	0	0	0	3,086	3,086
Swap Agreements	0	0	0	0	70	70

	$0	$0	$0	$3,107	$3,156	$6,263

	$0	$0	$0	$3,107	$3,625	$6,732

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$129	$129
Swap Agreements	0	0	0	0	264	264

	$0	$0	$0	$0	$393	$393

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$780	$0	$780
Written Options	0	0	0	0	1,707	1,707
Swap Agreements	0	4,600	0	0	155	4,755

	$0	$4,600	$0	$780	$1,862	$7,242

	$0	$4,600	$0	$780	$2,255	$7,635

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(558)	$(558)
Swap Agreements	0	0	0	0	(477)	(477)

	$0	$0	$0	$0	$(1,035)	$(1,035)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,422	$0	$2,422
Purchased Options	0	0	0	0	(678)	(678)
Written Options	0	0	0	0	531	531
Swap Agreements	0	30	0	0	106	136

	$0	$30	$0	$2,422	$(41)	$2,411

	$0	$30	$0	$2,422	$(1,076)	$1,376

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(461)	$(461)
Swap Agreements	0	0	0	0	364	364

	$0	$0	$0	$0	$(97)	$(97)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,442	$0	$2,442
Purchased Options	0	0	0	0	(996)	(996)
Written Options	0	0	0	0	201	201
Swap Agreements	0	201	0	0	(104)	97

	$0	$201	$0	$2,442	$(899)	$1,744

	$0	$201	$0	$2,442	$(996)	$1,647

116	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,038	$0	$1,038
U.S. Government Agencies	0	480,037	0	480,037
U.S. Treasury Obligations	0	168,887	0	168,887
Mortgage-Backed Securities	0	369,263	47,131	416,394
Asset-Backed Securities	0	319,118	0	319,118
Short-Term Instruments
Repurchase Agreements	0	11,639	0	11,639
U.S. Treasury Bills	0	6,510	0	6,510
	$0	$1,356,492	$47,131	$1,403,623

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$115,220	$0	$0	$115,220

Total Investments	$115,220	$1,356,492	$47,131	$1,518,843

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(274,412)	$0	$(274,412)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16	453	0	469
Over the counter	0	6,193	70	6,263
	$16	$6,646	$70	$6,732

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(129)	(264)	0	(393)
Over the counter	0	(7,161)	(81)	(7,242)
	$(129)	$(7,425)	$(81)	$(7,635)

Totals	$115,107	$1,081,301	$47,120	$1,243,528

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2014 (2)
Investments in Securities, at Value
Mortgage-Backed Securities	$45,223	$25,478	$(24,345)	$(1,383)	$1,307	$851	$0	$0	$47,131	$1,218

Financial Derivative Instruments - Assets
Over the counter	$0	$0	$0	$0	$0	$70	$0	$0	$70	$70

Financial Derivative Instruments - Liabilities
Over the counter	$0	$20	$0	$0	$0	$(101)	$0	$0	$(81)	$(101)

Totals	$45,223	$25,498	$(24,345)	$(1,383)	$1,307	$820	$0	$0	$47,120	$1,187

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Mortgage-Backed Securities	$35,889	Benchmark Pricing	Base Price	79.96-103.38
	3,924	Other Valuation Techniques (3)	—	—
	7,318	Third-Party Vendor	Broker Quote	84.00-86.00

Financial Derivative Instruments - Assets
Over the counter	70	Indicative Market Quotation	Broker Quote	$0.01-$0.02

Financial Derivative Instruments - Liabilities
Over the counter	(81)	Indicative Market Quotation	Broker Quote	$(0.01)

Total	$47,120

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	117

Schedule of Investments PIMCO Total Return Fund II

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.6%

BANK LOAN OBLIGATIONS 0.2%
RPI Finance Trust
2.483% due 11/09/2016	$5,087	$5,086

Total Bank Loan Obligations (Cost $5,094)		5,086

CORPORATE BONDS & NOTES 17.0%

BANKING & FINANCE 16.3%
American Honda Finance Corp.
0.610% due 05/26/2016	2,000	2,010
American International Group, Inc.
5.050% due 10/01/2015	10,300	10,753
5.450% due 05/18/2017	14,500	15,990
8.250% due 08/15/2018	1,300	1,590
Bank of America Corp.
0.845% due 08/25/2017	400	401
3.700% due 09/01/2015	600	616
3.750% due 07/12/2016	14,600	15,246
6.400% due 08/28/2017	6,730	7,577
6.500% due 08/01/2016	3,800	4,149
Bank of America N.A.
0.654% due 05/08/2017	1,600	1,601
0.703% due 11/14/2016	2,700	2,704
6.000% due 10/15/2036	12,700	15,347
Bear Stearns Cos. LLC
5.700% due 11/15/2014	10,700	10,722
Citigroup, Inc.
0.518% due 11/05/2014	6,700	6,701
0.760% due 05/01/2017	16,500	16,544
2.250% due 08/07/2015	10,100	10,210
4.750% due 05/19/2015	119	122
5.500% due 10/15/2014	6,966	6,979
Ford Motor Credit Co. LLC
2.750% due 05/15/2015	16,510	16,728
3.875% due 01/15/2015	3,700	3,736
3.984% due 06/15/2016	400	419
7.000% due 04/15/2015	8,100	8,380
8.700% due 10/01/2014	4,000	4,000
12.000% due 05/15/2015	7,100	7,604
Goldman Sachs Group, Inc.
0.858% due 06/04/2017	1,000	1,008
3.300% due 05/03/2015	1,500	1,524
3.700% due 08/01/2015	4,800	4,922
HSBC Bank USA N.A.
6.000% due 08/09/2017	4,000	4,482
HSBC Finance Corp.
5.250% due 04/15/2015	4,000	4,103
International Lease Finance Corp.
6.750% due 09/01/2016	2,000	2,165
7.125% due 09/01/2018	3,000	3,383
JPMorgan Chase Bank N.A.
0.654% due 06/02/2017	21,800	21,843
Morgan Stanley
0.714% due 10/15/2015	3,700	3,713
3.800% due 04/29/2016	1,500	1,563
4.100% due 01/26/2015	30,000	30,340
5.375% due 10/15/2015	300	314
6.000% due 04/28/2015	10,400	10,722
Navient LLC
5.000% due 04/15/2015	12,500	12,719
6.250% due 01/25/2016	10,300	10,717
8.450% due 06/15/2018	300	338
NYSE Euronext
2.000% due 10/05/2017	50	51

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Principal Life Income Funding Trusts
5.550% due 04/27/2015	$4,000	$4,118
Prudential Financial, Inc.
4.750% due 09/17/2015	185	192
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)	7,800	8,229
Wells Fargo & Co.
7.980% due 03/15/2018 (c)	31,300	34,408

		330,983

INDUSTRIALS 0.1%
Apple, Inc.
2.850% due 05/06/2021	1,100	1,104
Rohm & Haas Co.
6.000% due 09/15/2017	603	675
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	125	128
UAL Pass-Through Trust
9.190% due 12/24/2014 ^	1,260	25

		1,932

UTILITIES 0.6%
Entergy Corp.
3.625% due 09/15/2015	5,400	5,532
Verizon Communications, Inc.
1.984% due 09/14/2018	1,200	1,265
2.500% due 09/15/2016	1,400	1,437
3.650% due 09/14/2018	3,800	4,007

		12,241

Total Corporate Bonds & Notes (Cost $339,728)		345,156

MUNICIPAL BONDS & NOTES 8.4%

ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,300	1,483

CALIFORNIA 5.0%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,300
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	3,900	5,605
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	2,000
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,307
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	365	510
7.500% due 04/01/2034	4,300	6,139
7.550% due 04/01/2039	6,200	9,047
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,500	3,699
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	3,800	4,394
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	131

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	$1,200	$1,687
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,600	8,843
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,234
Los Angeles, California Wastewater System Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 06/01/2034	38,000	39,139
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,138
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	3,800	4,973
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	600	784
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	226
7.021% due 08/01/2040	300	341
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,800	1,414
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	6,700	8,304

		102,215

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	85	101

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	200	218
6.899% due 12/01/2040	7,100	8,773

		8,991

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	540	543

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.200% due 12/01/2021	100	109

NEVADA 0.3%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	2,300	3,165
Truckee Meadows Water Authority, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2036	2,800	2,877

		6,042

118	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	$3,180	$4,413

NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,200	1,793
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	13,300	15,592
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.282% due 06/15/2042	100	115
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,100	1,328

		18,828

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	5,448
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,500	1,263

		6,711

TENNESSEE 0.2%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	2,600	3,316

TEXAS 0.4%
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	6,300	7,966

WASHINGTON 0.5%
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	10,000	10,162

Total Municipal Bonds & Notes (Cost $146,791)		170,880

U.S. GOVERNMENT AGENCIES 37.7%
Fannie Mae
0.215% due 12/25/2036	382	373
0.465% due 04/25/2037	938	940
0.580% due 10/25/2022	24	24
0.605% due 05/25/2023 - 12/25/2041	2,460	2,479
0.655% due 02/25/2022	8	8
0.705% due 01/25/2022	17	17
0.755% due 08/25/2022	19	20
0.785% due 05/25/2040	3,642	3,719
0.855% due 04/25/2022 - 09/25/2022	20	21
0.875% due 08/28/2017 - 05/21/2018	50,100	49,568
0.905% due 11/25/2039 - 01/25/2040	697	708
1.250% due 01/30/2017	2,000	2,019

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.318% due 07/01/2044	$218	$222
1.875% due 09/18/2018	300	303
2.054% due 01/01/2035	418	448
2.202% due 05/25/2035	234	239
2.310% due 08/01/2022	500	489
2.630% due 10/10/2024	165	157
3.000% due 06/01/2029 - 11/01/2044	37,607	37,287
3.330% due 11/01/2021	285	298
3.339% due 04/01/2041	110	116
3.500% due 01/01/2026 - 10/01/2029	4,124	4,336
3.980% due 07/01/2021	118,300	127,618
4.000% due 08/01/2025 - 10/01/2044	2,416	2,562
4.500% due 09/01/2018 - 11/01/2044	97,461	105,247
4.521% due 09/01/2035	67	73
5.000% due 05/11/2017 - 11/01/2044	9,733	10,730
5.375% due 06/12/2017 (f)	2,800	3,126
5.500% due 03/01/2022 - 11/01/2044	40,339	44,927
5.883% due 12/25/2042	472	529
6.000% due 05/01/2017 - 01/01/2039	15,340	17,375
6.500% due 11/01/2021 - 06/25/2044	287	327
7.000% due 03/01/2015 - 09/25/2020	1	1
8.000% due 04/01/2015 - 10/01/2030	1	1
9.000% due 12/01/2017 - 06/25/2018	2	1
9.250% due 07/25/2019	29	32
10.000% due 11/01/2021	1	1
Freddie Mac
0.304% due 07/15/2019 - 08/15/2019	1,854	1,857
0.750% due 01/12/2018	68,000	66,704
0.764% due 07/15/2037	8,903	9,001
0.875% due 03/07/2018	900	885
0.904% due 08/15/2036	2,823	2,871
1.000% due 03/08/2017 (f)	23,100	23,169
1.000% due 09/29/2017	7,200	7,171
1.250% due 08/01/2019 - 10/02/2019	7,600	7,390
1.318% due 02/25/2045	235	238
2.217% due 02/01/2023	22	22
2.381% due 12/01/2022	125	132
2.533% due 07/01/2030	35	36
3.750% due 03/27/2019	1,700	1,842
4.000% due 04/01/2024 - 11/01/2044	170,525	179,615
4.500% due 02/01/2029 - 11/01/2044	21,096	22,724
5.000% due 01/01/2036 - 07/01/2040	209	232
5.500% due 01/01/2018 - 07/01/2039	3,005	3,346
6.000% due 02/01/2016 - 09/01/2038	8,652	9,760
7.000% due 07/15/2022	312	349
7.500% due 01/15/2023	784	885
8.000% due 11/01/2025 - 06/15/2030	413	483
9.000% due 12/15/2020	22	24
9.500% due 02/01/2018	3	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.000% due 03/01/2021	$2	$1
Ginnie Mae
0.554% due 06/16/2031	27	27
0.754% due 02/16/2030	37	38
1.625% due 06/20/2023 - 07/20/2030	1,452	1,496
2.000% due 09/20/2024 - 07/20/2027	358	374
5.000% due 07/15/2034 - 10/01/2044	10,221	11,276
6.000% due 01/15/2024	2	2
7.500% due 03/15/2024 - 09/15/2025	5	6
8.000% due 01/15/2022 - 08/15/2024	13	15
9.000% due 11/15/2017	3	3
9.500% due 01/20/2019 - 12/15/2021	3	4
Small Business Administration
7.970% due 01/25/2025	86	88

Total U.S. Government Agencies (Cost $754,600)		768,410

U.S. TREASURY OBLIGATIONS 11.1%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022	421	412
0.125% due 07/15/2022 (f)(h)	13,365	13,060
0.125% due 01/15/2023	24,256	23,498
0.375% due 07/15/2023	16,380	16,223
0.625% due 07/15/2021 (f)	492	502
1.125% due 01/15/2021 (f)	545	572
1.750% due 01/15/2028 (h)	35,187	39,253
2.000% due 01/15/2026	4,321	4,927
2.375% due 01/15/2025	44,239	51,891
2.375% due 01/15/2027	331	392
2.500% due 01/15/2029	43,389	53,050
3.625% due 04/15/2028	1,473	2,004
3.875% due 04/15/2029	13,333	18,850
U.S. Treasury Notes
0.625% due 08/31/2017 (f)	400	395

Total U.S. Treasury Obligations (Cost $222,328)		225,029

MORTGAGE-BACKED SECURITIES 11.7%
American Home Mortgage Investment Trust
2.332% due 02/25/2045	906	917
Banc of America Commercial Mortgage Trust
5.617% due 07/10/2046	9,221	9,867
Banc of America Funding Trust
2.631% due 05/25/2035	1,077	1,108
BCRR Trust
5.858% due 07/17/2040	1,400	1,526
Bear Stearns Adjustable Rate Mortgage Trust
2.504% due 04/25/2033	375	383
2.656% due 01/25/2035	2,880	2,860
5.457% due 02/25/2036	1,343	1,271
Bear Stearns ALT-A Trust
2.555% due 05/25/2035	3,011	2,958
2.617% due 09/25/2035	448	393
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	448	478
5.405% due 12/11/2040	8,795	9,107
5.700% due 06/11/2050	4,000	4,399
5.897% due 06/11/2040	13,011	14,271
Bear Stearns Mortgage Funding Trust
0.345% due 01/25/2037	8,477	6,949

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	119

Schedule of Investments PIMCO Total Return Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035	$1,265	$1,274
2.514% due 10/25/2035	417	418
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.400% due 07/15/2044	9,414	9,674
5.481% due 01/15/2046	12,858	13,465
Countrywide Alternative Loan Trust
0.335% due 05/25/2047	1,931	1,645
Countrywide Home Loan Mortgage Pass-Through Trust
2.313% due 02/20/2036	575	535
2.469% due 02/20/2035	34	33
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	17,182	18,373
5.383% due 02/15/2040	986	1,056
Credit Suisse First Boston Mortgage Securities Corp.
2.485% due 09/25/2033	6,171	6,339
4.834% due 06/25/2032	56	56
Credit Suisse Mortgage Capital Certificates
2.554% due 01/27/2036	2,971	2,944
DBUBS Mortgage Trust
3.386% due 07/10/2044	16,900	17,492
DLJ Acceptance Trust
11.000% due 08/01/2019	3	4
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	86	86
5.444% due 03/10/2039	2,200	2,372
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	8	8
HomeBanc Mortgage Trust
0.405% due 03/25/2035	7,276	6,599
0.425% due 10/25/2035	5,505	4,989
IndyMac Adjustable Rate Mortgage Trust
1.707% due 01/25/2032	19	18
IndyMac Mortgage Loan Trust
4.427% due 11/25/2035 ^	2,232	1,857
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047	3,651	3,915
5.420% due 01/15/2049	473	510
5.440% due 06/12/2047	1,257	1,355
5.710% due 03/18/2051	1,700	1,843
JPMorgan Mortgage Trust
2.646% due 02/25/2035	14	14
5.235% due 07/25/2035	1,598	1,623
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	679	727
5.485% due 03/12/2051	2,900	3,147
Morgan Stanley Capital Trust
5.319% due 12/15/2043	12,080	12,996
5.380% due 11/14/2042	8,970	9,194
5.610% due 04/15/2049	942	947
Morgan Stanley Mortgage Loan Trust
2.179% due 06/25/2036	7,907	7,574
5.500% due 08/25/2035	505	513
Morgan Stanley Re-REMIC Trust
5.991% due 08/12/2045	1,479	1,610
Prime Mortgage Trust
0.555% due 02/25/2019	2	2
0.555% due 02/25/2034	234	221
RBSSP Resecuritization Trust
0.405% due 02/26/2037	3,071	2,893
Residential Funding Mortgage Securities, Inc. Trust
3.828% due 02/25/2036 ^	360	321
Sequoia Mortgage Trust
0.793% due 04/19/2027	1,583	1,526
Structured Asset Mortgage Investments Trust
0.813% due 09/19/2032	240	236

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.218% due 01/25/2032	$28	$27
2.516% due 02/25/2032	34	34
5.507% due 07/25/2034	12,391	12,725
UBS-Citigroup Commercial Mortgage Trust
2.804% due 01/10/2045	350	361
Wachovia Bank Commercial Mortgage Trust
0.234% due 06/15/2020	404	402
5.342% due 12/15/2043	3,800	4,100
5.557% due 03/15/2045	17,808	18,793
WaMu Mortgage Pass-Through Certificates Trust
0.445% due 10/25/2045	533	513
1.315% due 11/25/2042	181	178
2.381% due 05/25/2035	12	12
Wells Fargo Mortgage-Backed Securities Trust
0.655% due 07/25/2037	399	340
2.612% due 12/25/2034	2,043	2,076
2.615% due 01/25/2035	28	28
2.615% due 03/25/2036	2,160	2,168
Wells Fargo-RBS Commercial Mortgage Trust
2.684% due 11/15/2044	150	154

Total Mortgage-Backed Securities (Cost $233,807)		238,802

ASSET-BACKED SECURITIES 3.5%
Ally Auto Receivables Trust
0.680% due 07/17/2017	9,600	9,604
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.605% due 01/25/2036	4,137	3,788
Amortizing Residential Collateral Trust
0.695% due 06/25/2032	414	385
Asset-Backed Securities Corp. Home Equity Loan Trust
1.400% due 08/15/2033	3,473	3,297
Carrington Mortgage Loan Trust
0.615% due 06/25/2035	6,619	6,215
Countrywide Asset-Backed Certificates
0.975% due 05/25/2036	1,091	1,089
EMC Mortgage Loan Trust
0.895% due 05/25/2040	832	758
First Franklin Mortgage Loan Trust
0.415% due 11/25/2036	8,040	7,952
0.665% due 09/25/2035	2,089	2,063
Fremont Home Loan Trust
0.215% due 01/25/2037	66	33
Long Beach Mortgage Loan Trust
0.715% due 10/25/2034	107	98
Morgan Stanley IXIS Real Estate Capital Trust
0.205% due 11/25/2036	19	11
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.655% due 07/25/2035	7,000	6,922
Quest Trust
0.275% due 08/25/2036	210	209
Residential Asset Securities Corp. Trust
0.425% due 04/25/2036	10,228	9,860
Securitized Asset-Backed Receivables LLC Trust
0.215% due 12/25/2036 ^	788	295
SLM Private Education Loan Trust
2.804% due 12/16/2019	707	718
SpringCastle America Funding LLC
2.700% due 05/25/2023 (a)	11,900	11,895
Structured Asset Investment Loan Trust
1.055% due 09/25/2034	3,136	3,016
1.280% due 07/25/2033	3,758	3,600

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.735% due 01/25/2033	$117	$110

Total Asset-Backed Securities (Cost $69,538)		71,918

	SHARES
PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.2%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)	4,000	5,011

CONSUMER DISCRETIONARY 0.2%
Qwest Corp.
7.375% due 06/01/2051	128,400	3,340

Total Preferred Securities (Cost $7,397)		8,351

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.6%

COMMERCIAL PAPER 0.3%
Ford Motor Credit Co.
0.720% due 03/09/2015	$5,700	5,686

REPURCHASE AGREEMENTS (d) 0.3%
		5,891

Total Short-Term Instruments (Cost $11,573)		11,577

Total Investments in Securities (Cost $1,790,856)		1,845,209

	SHARES
INVESTMENTS IN AFFILIATES 27.1%

SHORT-TERM INSTRUMENTS 27.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.1%
PIMCO Short-Term Floating NAV Portfolio III	55,263,630	552,139

Total Short-Term Instruments (Cost $552,160)		552,139

Total Investments in Affiliates (Cost $552,160)		552,139

Total Investments 117.7% (Cost $2,343,016)		$2,397,348

Financial Derivative Instruments (e)(g) (0.1%) (Cost or Premiums, net $(4,058))		(1,197)

Other Assets and Liabilities, net (17.6%)		(359,918)

Net Assets 100.0%		$2,036,233

120	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$5,891	Fannie Mae 2.260% due 10/17/2022	$(6,010)	$5,891	$5,891

Total Repurchase Agreements						$(6,010)	$5,891	$5,891

(1)	Includes accrued interest.

As of September 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended September 30, 2014 was $51,625 at a weighted average interest rate of (0.217%).

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	6.000%	10/01/2044	$4,000	$(4,505)	$(4,522)
JPS	Fannie Mae	6.000%	10/01/2044	5,000	(5,632)	(5,653)
SAL	Fannie Mae	4.500%	11/01/2044	82,000	(88,304)	(88,264)

Total Short Sales					$(98,441)	$(98,439)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$5,891	$0	$0	$0	$5,891	$(6,010)	$(119)

Master Securities Forward Transaction Agreement
FOB	0	0	0	(4,522)	(4,522)	0	(4,522)
JPS	0	0	0	(5,653)	(5,653)	(160)	(5,813)
SAL	0	0	0	(88,264)	(88,264)	(153)	(88,417)

Total Borrowings and Other Financing Transactions	$5,891	$0	$0	$(98,439)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	3,092	$(872)	$0	$(84)
90-Day Eurodollar June Futures	Long	06/2016	397	(207)	0	(25)
90-Day Eurodollar March Futures	Long	03/2016	2,304	(823)	0	(123)
90-Day Eurodollar September Futures	Long	09/2016	664	11	0	(33)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	4,213	(3,543)	0	(527)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	102	(41)	0	(42)

Total Futures Contracts				$(5,475)	$0	$(834)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	121

Schedule of Investments PIMCO Total Return Fund II (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$61,500	$1,002	$(250)	$70	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$35,600	$(429)	$(387)	$0	$(7)
Pay	3-Month USD-LIBOR	1.750%	06/15/2017	137,800	(376)	(380)	0	(20)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	74,300	532	(231)	0	(9)
Receive	3-Month USD-LIBOR	3.000%	06/19/2043	61,000	1,830	(1,522)	337	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	66,700	5,385	889	363	0

					$6,942	$(1,631)	$700	$(36)

Total Swap Agreements					$7,944	$(1,881)	$770	$(36)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(f)	Securities with an aggregate market value of $18,599 and cash of $363 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$770	$770	$0	$(834)	$(36)	$(870)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014	$6,500	$(8)	$(9)

CBK	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014	2,600	(3)	(3)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014	3,600	(4)	(3)

						$(15)	$(15)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$7,000	$(59)	$(2)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,900	(151)	(4)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,500	(84)	(1)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,500	(19)	(1)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,700	(65)	(2)

						$(378)	$(10)

122	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650%	11/17/2014	$49,900	$(80)	$(10)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	12/02/2014	9,000	(19)	(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	12/02/2014	9,000	(41)	(48)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	11/17/2014	49,900	(274)	(183)

GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800%	12/01/2014	15,300	(27)	(18)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	12/01/2014	15,300	(77)	(65)

JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	11/17/2014	13,400	(25)	(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	11/17/2014	13,400	(46)	(55)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	11/17/2014	49,800	(240)	(246)

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800%	12/01/2014	37,600	(67)	(44)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	12/01/2014	37,600	(143)	(126)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/14/2015	22,500	(295)	(300)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550%	10/14/2014	41,900	(159)	(57)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.950%	10/14/2014	41,900	(194)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	11/17/2014	98,200	(635)	(360)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	02/02/2015	15,100	(242)	(205)

							$(2,564)	$(1,732)

Total Written Options							$(2,957)	$(1,757)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	150	$464,500	$(2,800)
Sales	0	595,900	(2,864)
Closing Buys	0	(31,800)	140
Expirations	(75)	(409,300)	2,339
Exercised	(75)	(47,200)	228

Balance at End of Period	0	$572,100	$(2,957)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	06/20/2017	0.281%	$ 7,200	$164	$(22)	$142	$0
	General Electric Capital Corp.	1.000%	03/20/2016	0.297%	4,600	(55)	104	49	0
	Prudential Financial, Inc.	1.000%	12/20/2015	0.139%	6,100	(178)	244	66	0

BRC	MetLife, Inc.	1.000%	09/20/2015	0.122%	4,800	46	(3)	43	0
	Prudential Financial, Inc.	1.000%	09/20/2015	0.119%	6,800	66	(6)	60	0

CBK	MetLife, Inc.	1.000%	12/20/2015	0.145%	3,800	(138)	179	41	0

DUB	General Electric Capital Corp.	1.000%	06/20/2015	0.202%	4,500	31	(4)	27	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%	1,000	12	(5)	7	0
	MetLife, Inc.	1.000%	09/20/2015	0.122%	15,000	(985)	1,118	133	0

GST	MetLife, Inc.	1.000%	09/20/2015	0.122%	1,000	(64)	73	9	0

						$(1,101)	$1,678	$577	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
								Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$	1,833	$0	$26	$26	$0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017		3,954	0	57	57	0

						$0	$83	$83	$0

Total Swap Agreements						$(1,101)	$1,761	$660	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	123

Schedule of Investments PIMCO Total Return Fund II (Cont.)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(h)	Securities with an aggregate market value of $1,988 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$0	$0	$257	$257	$0	$(9)	$0	$(9)	$248	$(320)	$(72)
BRC	0	0	103	103	0	0	0	0	103	0	103
CBK	0	0	41	41	0	(13)	0	(13)	28	0	28
DUB	0	0	167	167	0	(249)	0	(249)	(82)	340	258
GLM	0	0	0	0	0	(83)	0	(83)	(83)	0	(83)
GST	0	0	35	35	0	0	0	0	35	(260)	(225)
JPM	0	0	57	57	0	(306)	0	(306)	(249)	342	93
MYC	0	0	0	0	0	(1,097)	0	(1,097)	(1,097)	796	(301)

Total Over the Counter	$0	$0	$660	$660	$0	$(1,757)	$0	$(1,757)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$70	$0	$0	$700	$770

Over the counter
Swap Agreements	$0	$660	$0	$0	$0	$660

	$0	$730	$0	$0	$700	$1,430

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$834	$834
Swap Agreements	0	0	0	0	36	36

	$0	$0	$0	$0	$870	$870

Over the counter
Written Options	$0	$15	$0	$0	$1,742	$1,757

	$0	$15	$0	$0	$2,612	$2,627

124	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$67	$67
Futures	0	0	0	0	11,152	11,152
Swap Agreements	0	170	0	0	3,659	3,829

	$0	$170	$0	$0	$14,878	$15,048

Over the counter
Written Options	$0	$13	$0	$0	$2,155	$2,168
Swap Agreements	0	658	0	0	65	723

	$0	$671	$0	$0	$2,220	$2,891

	$0	$841	$0	$0	$17,098	$17,939

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(70)	$(70)
Futures	0	0	0	0	(265)	(265)
Swap Agreements	0	(259)	0	0	(17,788)	(18,047)

	$0	$(259)	$0	$0	$(18,123)	$(18,382)

Over the counter
Written Options	$0	$(4)	$0	$0	$170	$166
Swap Agreements	0	(530)	0	0	0	(530)

	$0	$(534)	$0	$0	$170	$(364)

	$0	$(793)	$0	$0	$(17,953)	$(18,746)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,086	$0	$5,086
Corporate Bonds & Notes
Banking & Finance	0	330,983	0	330,983
Industrials	0	1,907	25	1,932
Utilities	0	12,241	0	12,241
Municipal Bonds & Notes
Arizona	0	1,483	0	1,483
California	0	102,215	0	102,215
Florida	0	101	0	101
Illinois	0	8,991	0	8,991
Iowa	0	543	0	543
Massachusetts	0	109	0	109
Nevada	0	6,042	0	6,042
New Jersey	0	4,413	0	4,413
New York	0	18,828	0	18,828
Ohio	0	6,711	0	6,711
Tennessee	0	3,316	0	3,316
Texas	0	7,966	0	7,966
Washington	0	10,162	0	10,162
U.S. Government Agencies	0	768,410	0	768,410
U.S. Treasury Obligations	0	225,029	0	225,029
Mortgage-Backed Securities	0	238,802	0	238,802
Asset-Backed Securities	0	60,023	11,895	71,918
Preferred Securities
Banking & Finance	0	5,011	0	5,011
Consumer Discretionary	0	3,340	0	3,340
Short-Term Instruments
Commercial Paper	0	5,686	0	5,686

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Repurchase Agreements	$0	$5,891	$0	$5,891
	$0	$1,833,289	$11,920	$1,845,209

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$552,139	$0	$0	$552,139

Total Investments	$552,139	$1,833,289	$11,920	$2,397,348

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(98,439)	$0	$(98,439)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	770	0	770
Over the counter	0	660	0	660
	$0	$1,430	$0	$1,430

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(834)	(36)	0	(870)
Over the counter	0	(1,757)	0	(1,757)
	$(834)	$(1,793)	$0	$(2,627)

Totals	$551,305	$1,734,487	$11,920	$2,297,712

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	125

Schedule of Investments PIMCO Total Return Fund III

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.3%

BANK LOAN OBLIGATIONS 0.4%
Chrysler Group LLC
3.500% due 05/24/2017		$9,000	$8,945
Dell, Inc.
3.750% due 10/29/2018		1,388	1,373

Total Bank Loan Obligations (Cost $10,395)			10,318

CORPORATE BONDS & NOTES 19.6%

BANKING & FINANCE 15.4%
AIG Life Holdings, Inc.
7.570% due 12/01/2045		5,400	7,300
Ally Financial, Inc.
4.625% due 06/26/2015		1,925	1,957
5.500% due 02/15/2017		2,000	2,085
6.250% due 12/01/2017		3,450	3,709
6.750% due 12/01/2014		2,900	2,924
8.300% due 02/12/2015		41,600	42,536
American Express Bank FSB
6.000% due 09/13/2017		3,700	4,164
American International Group, Inc.
5.050% due 10/01/2015		400	418
Banco de Credito e Inversiones
3.000% due 09/13/2017		2,000	2,055
Banco Espirito Santo S.A.
4.000% due 01/21/2019	EUR	2,000	2,286
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$600	622
4.500% due 04/06/2015		500	507
4.625% due 02/13/2017		2,200	2,307
Bank of America Corp.
0.564% due 08/15/2016		1,400	1,392
0.845% due 08/25/2017		500	502
1.500% due 10/09/2015		14,800	14,915
4.500% due 04/01/2015		2,400	2,447
5.650% due 05/01/2018		8,900	9,909
6.400% due 08/28/2017		4,000	4,503
6.500% due 08/01/2016		20,100	21,946
6.875% due 04/25/2018		1,800	2,078
Bank of America N.A.
0.514% due 06/15/2016		2,400	2,392
Bank of Montreal
2.850% due 06/09/2015		2,000	2,034
Bank of Nova Scotia
1.650% due 10/29/2015		1,700	1,722
1.950% due 01/30/2017		2,000	2,041
BBVA Bancomer S.A.
4.500% due 03/10/2016		1,300	1,362
6.500% due 03/10/2021		2,600	2,847
7.250% due 04/22/2020		3,300	3,752
Bear Stearns Cos. LLC
6.400% due 10/02/2017		8,000	9,056
Blackstone CQP Holdco LP
9.296% due 03/18/2019		1,300	1,300
BNP Paribas S.A.
0.547% due 11/07/2015		14,700	14,704
Caixa Economica Federal
2.375% due 11/06/2017		2,000	1,945
CIT Group, Inc.
4.250% due 08/15/2017		300	304
4.750% due 02/15/2015		31,000	31,368
Citigroup, Inc.
0.502% due 06/09/2016		5,500	5,472
4.587% due 12/15/2015		14,000	14,628

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.875% due 05/07/2015		$3,200	$3,281
5.500% due 10/15/2014		2,666	2,671
Commonwealth Bank of Australia
1.034% due 09/18/2015		400	403
Countrywide Financial Corp.
6.250% due 05/15/2016		445	480
Credit Agricole S.A.
7.500% due 06/23/2026 (d)	GBP	2,500	3,930
8.375% due 10/13/2019 (d)		$2,600	3,004
Fifth Third Bancorp
0.653% due 12/20/2016		1,200	1,198
Ford Motor Credit Co. LLC
1.013% due 01/17/2017		11,400	11,502
7.000% due 04/15/2015		500	517
8.000% due 12/15/2016		3,500	3,985
8.700% due 10/01/2014		2,500	2,500
12.000% due 05/15/2015		9,700	10,389
General Electric Capital Corp.
3.800% due 06/18/2019		2,400	2,560
International Lease Finance Corp.
5.750% due 05/15/2016		140	147
6.750% due 09/01/2016		2,000	2,165
Intesa Sanpaolo SpA
3.125% due 01/15/2016		10,575	10,821
JPMorgan Chase & Co.
0.855% due 02/26/2016		4,800	4,830
1.100% due 10/15/2015		4,300	4,319
1.283% due 03/20/2015		12,100	12,153
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		6,500	7,273
Korea Exchange Bank
3.125% due 06/26/2017		1,900	1,968
Korea Finance Corp.
3.250% due 09/20/2016		800	831
LBG Capital PLC
15.000% due 12/21/2019	GBP	7,800	17,956
Lloyds Bank PLC
11.875% due 12/16/2021	EUR	2,500	3,867
Macquarie Bank Ltd.
6.625% due 04/07/2021		$8,700	9,929
Mizuho Bank Ltd.
0.684% due 09/25/2017		500	500
National Bank of Canada
2.200% due 10/19/2016		1,900	1,950
Navient LLC
3.875% due 09/10/2015		300	304
5.000% due 04/15/2015		900	916
5.050% due 11/14/2014		15,000	15,037
6.000% due 01/25/2017		1,250	1,311
6.250% due 01/25/2016		1,400	1,457
ORIX Corp.
4.710% due 04/27/2015		3,500	3,589
Pacific Life Funding LLC
0.638% due 02/05/2021	EUR	4,500	5,053
Rabobank Group
6.875% due 03/19/2020		1,450	2,182
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		$170	172
6.990% due 10/05/2017 (d)		4,400	5,046
Santander Holdings USA, Inc.
3.000% due 09/24/2015		300	306
Springleaf Finance Corp.
6.900% due 12/15/2017		24,000	25,560
State Bank of India
4.500% due 07/27/2015		2,600	2,670
Vesey Street Investment Trust
4.404% due 09/01/2016		1,700	1,802

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
XL Group PLC
6.500% due 04/15/2017 (d)		$220	$212

			416,235

INDUSTRIALS 2.9%
Apple, Inc.
2.850% due 05/06/2021		1,300	1,305
Con-way, Inc.
7.250% due 01/15/2018		900	1,037
Continental Airlines Pass-Through Trust
6.900% due 07/02/2018		343	360
CSN Resources S.A.
6.500% due 07/21/2020		800	822
GCI, Inc.
8.625% due 11/15/2019		15	16
Gerdau Holdings, Inc.
7.000% due 01/20/2020		5,400	6,102
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	11,300	14,119
4.500% due 12/06/2016	JPY	251,200	2,293
MMC Norilsk Nickel OJSC Via MMC Finance Ltd.
5.550% due 10/28/2020		$2,400	2,394
ONEOK Partners LP
3.250% due 02/01/2016		3,185	3,285
PepsiCo, Inc.
0.750% due 03/05/2015		1,743	1,746
Petrobras International Finance Co. S.A.
3.875% due 01/27/2016		8,600	8,824
7.875% due 03/15/2019		14,120	16,258
Rohm & Haas Co.
6.000% due 09/15/2017		574	642
SM Energy Co.
6.625% due 02/15/2019		15	16
Statoil ASA
0.694% due 11/08/2018		19,900	20,057

			79,276

UTILITIES 1.3%
AES Corp.
8.000% due 10/15/2017		1	1
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		3,900	3,973
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		875	905
Petroleos Mexicanos
8.000% due 05/03/2019		2,400	2,927
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	207
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		2,478	2,688
Rosneft Finance S.A.
6.625% due 03/20/2017		1,900	1,962
Verizon Communications, Inc.
1.984% due 09/14/2018		14,500	15,289
2.500% due 09/15/2016		1,900	1,950
3.650% due 09/14/2018		5,200	5,483

			35,385

Total Corporate Bonds & Notes (Cost $516,662)			530,896

MUNICIPAL BONDS & NOTES 3.5%

CALIFORNIA 1.8%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		1,000	1,300

126	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	$1,100	$1,572
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,000	1,189
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	1,500	2,141
7.550% due 04/01/2039	1,500	2,189
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	6,700	9,776
7.950% due 03/01/2036	9,200	11,231
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	1,700	2,117
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	131
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	2,500	2,921
Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	1,000	1,342
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	2,500	3,350
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,234
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,138
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	226
7.021% due 08/01/2040	300	341
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	4,400	6,214

		48,412

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	1,000	1,231

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,100	1,264
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	247

		1,511

MASSACHUSETTS 0.1%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	1,600	1,836

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	2,100	2,383

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 0.1%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	$2,600	$3,578

NEW YORK 1.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	4,000	5,115
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	17,500	20,307
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2041	4,500	4,983

		30,405

TEXAS 0.2%
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	3,300	4,173

Total Municipal Bonds & Notes (Cost $82,850)		93,529

U.S. GOVERNMENT AGENCIES 18.5%
Fannie Mae
0.215% due 07/25/2037	1,036	1,016
0.405% due 05/25/2037	91	91
0.465% due 04/25/2037	919	922
0.515% due 03/25/2037	148	149
0.605% due 09/25/2035	2,344	2,362
0.875% due 02/08/2018 - 05/21/2018 (g)	10,600	10,434
1.055% due 07/25/2039	273	279
1.125% due 04/27/2017 (g)	3,900	3,921
1.250% due 01/30/2017	600	606
1.318% due 07/01/2044	186	190
1.778% due 08/01/2035	1,327	1,399
1.875% due 09/18/2018	300	303
1.940% due 08/01/2035	460	492
1.961% due 01/01/2035	269	289
2.052% due 07/01/2035	1,574	1,679
2.138% due 09/01/2034	185	197
2.202% due 05/25/2035	187	191
2.227% due 04/01/2038	293	314
2.249% due 03/01/2033	16	17
2.260% due 07/01/2034	13	14
2.310% due 08/01/2022	200	196
2.318% due 04/01/2038	95	102
2.374% due 04/01/2038	82	89
2.870% due 09/01/2027	3,400	3,250
3.000% due 05/01/2029 - 10/01/2029	17,637	18,189
3.244% due 09/01/2037	54	58
3.334% due 01/25/2019	1,154	1,182
3.500% due 10/01/2025 - 10/01/2029	9,852	10,361
4.000% due 12/01/2018 - 02/01/2041	2,090	2,227
4.500% due 08/01/2018 - 11/01/2044	92,766	99,973
4.521% due 09/01/2035	67	73
5.000% due 05/11/2017 (g)	300	331
5.000% due 09/01/2033 - 11/01/2044	9,771	10,780
5.375% due 06/12/2017 (g)	700	782

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 12/01/2018 - 07/01/2041	$64,938	$72,615
5.795% due 02/01/2031	2	2
6.000% due 10/01/2016 - 11/01/2044	45,067	51,003
6.500% due 06/01/2016 - 06/25/2044	168	188
7.000% due 08/01/2016 - 10/01/2031	6	6
7.500% due 09/01/2015 - 02/01/2027	104	114
Fannie Mae Strips
0.755% due 05/25/2040	2,687	2,713
Freddie Mac
0.304% due 07/15/2019 - 08/15/2019	1,690	1,694
0.864% due 10/15/2037	37	38
0.875% due 03/07/2018	4,100	4,032
1.000% due 03/08/2017 - 09/29/2017 (g)	17,700	17,732
1.250% due 08/01/2019 - 10/02/2019	8,200	7,975
1.318% due 02/25/2045	191	193
2.375% due 01/13/2022	1,200	1,194
2.381% due 12/01/2022	21	22
2.401% due 04/01/2033	3	3
2.416% due 04/01/2038	319	343
2.533% due 07/01/2030	10	11
2.908% due 08/15/2032	205	215
3.500% due 10/01/2025 - 11/01/2025	187	197
3.750% due 03/27/2019	700	758
4.000% due 08/01/2030 - 11/01/2044	40,489	42,554
4.500% due 02/01/2029 - 11/01/2044	78,727	85,032
5.000% due 10/01/2039	58	64
5.500% due 06/01/2019 - 01/01/2039	1,988	2,211
6.000% due 02/01/2016 - 05/01/2040	8,257	9,319
6.500% due 05/01/2016 - 05/15/2032	6,690	7,403
7.000% due 02/15/2027 - 07/01/2029	609	690
7.500% due 09/01/2025	6	6
Ginnie Mae
0.754% due 02/16/2030	47	48
1.625% due 06/20/2022 - 02/20/2032	978	1,009
4.000% due 09/20/2040	96	102
5.000% due 03/15/2033 - 05/15/2042	7,808	8,624
6.000% due 04/15/2037	59	66
7.000% due 08/15/2031 - 02/20/2032	14	17
Small Business Administration
4.430% due 05/01/2029	8,765	9,455
5.130% due 09/01/2023	175	189
5.520% due 06/01/2024	1,362	1,482

Total U.S. Government Agencies (Cost $493,049)		501,777

U.S. TREASURY OBLIGATIONS 16.2%
U.S. Treasury Bonds
3.125% due 08/15/2044	29,200	28,739
3.375% due 05/15/2044 (i)	100,000	103,266

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	127

Schedule of Investments PIMCO Total Return Fund III (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (g)(i)		$421	$412
0.125% due 07/15/2022		42,167	41,205
0.125% due 01/15/2023 (g)		2,064	2,000
0.375% due 07/15/2023 (g)		6,552	6,489
0.625% due 07/15/2021		160,891	164,329
1.125% due 01/15/2021		22,218	23,331
1.250% due 07/15/2020 (g)(i)		35,833	38,084
1.750% due 01/15/2028		3,639	4,060
2.000% due 01/15/2026		12,004	13,687
2.375% due 01/15/2027		2,245	2,661
3.625% due 04/15/2028 (i)		1,178	1,603
3.875% due 04/15/2029		6,667	9,425

Total U.S. Treasury Obligations (Cost $445,129)			439,291

MORTGAGE-BACKED SECURITIES 5.9%
Adjustable Rate Mortgage Trust
2.778% due 11/25/2035		5,802	5,872
American Home Mortgage Investment Trust
2.332% due 02/25/2045		713	722
Arran Residential Mortgages Funding PLC
1.598% due 05/16/2047	EUR	2,818	3,595
Banc of America Commercial Mortgage Trust
5.781% due 04/10/2049		$230	250
Banc of America Funding Trust
2.631% due 05/25/2035		730	752
Banc of America Mortgage Trust
2.650% due 09/25/2034		3,133	3,151
BCAP LLC Trust
5.050% due 03/26/2037		501	495
BCRR Trust
5.858% due 07/17/2040		1,450	1,580
Bear Stearns Adjustable Rate Mortgage Trust
2.308% due 02/25/2033		9	9
2.667% due 02/25/2033		44	42
2.759% due 01/25/2034		728	743
Bear Stearns ALT-A Trust
2.555% due 05/25/2035		1,885	1,852
2.617% due 09/25/2035		926	811
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		896	956
5.405% due 12/11/2040		124	129
Bear Stearns Structured Products, Inc.
2.509% due 01/26/2036		4,091	3,246
2.555% due 12/26/2046		1,174	904
Citigroup Mortgage Loan Trust, Inc.
2.514% due 10/25/2035		339	339
2.622% due 03/25/2034		44	45
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		192	203
Countrywide Alternative Loan Trust
0.325% due 05/25/2047		1,489	1,301
0.335% due 05/25/2047		1,641	1,399
Countrywide Home Loan Mortgage Pass-Through Trust
2.313% due 02/20/2036		466	433
2.469% due 02/20/2035		2,050	2,041
2.493% due 11/25/2034		1,274	1,209
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,406	2,573
GMAC Mortgage Corp. Loan Trust
4.750% due 01/25/2019		841	841
Granite Master Issuer PLC
0.334% due 12/20/2054		8,944	8,910
0.354% due 12/20/2054		414	413
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033		770	760

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$215	$215
5.444% due 03/10/2039		3,000	3,234
GS Mortgage Securities Trust
5.553% due 04/10/2038		140	146
GSR Mortgage Loan Trust
5.002% due 11/25/2035		887	882
HarborView Mortgage Loan Trust
2.587% due 07/19/2035		1,334	1,252
2.967% due 07/19/2035		1,094	1,084
HSI Asset Loan Obligation Trust
2.493% due 09/25/2037 ^		6,559	5,215
Indus Eclipse PLC
0.728% due 01/25/2020	GBP	2,149	3,433
IndyMac Adjustable Rate Mortgage Trust
1.707% due 01/25/2032		$9	9
IndyMac Mortgage Loan Trust
0.295% due 04/25/2037		10,975	10,224
2.374% due 01/25/2036		2,029	1,711
2.933% due 01/25/2037		6,783	6,538
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		3,552	3,809
5.420% due 01/15/2049		114	122
5.440% due 06/12/2047		2,151	2,319
5.710% due 03/18/2051		1,800	1,952
JPMorgan Mortgage Trust
6.500% due 07/25/2036		4,418	3,863
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		1,719	1,863
5.858% due 07/15/2040		85	90
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		4,615	4,327
MASTR Alternative Loan Trust
5.000% due 11/25/2018		2,043	2,071
MASTR Asset Securitization Trust
4.500% due 11/25/2018		783	802
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.634% due 06/15/2030		867	852
Merrill Lynch Mortgage Investors Trust
0.365% due 02/25/2036		999	927
0.405% due 11/25/2035		174	167
1.155% due 10/25/2035		259	248
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		582	623
5.485% due 03/12/2051		3,000	3,255
Morgan Stanley Re-REMIC Trust
5.991% due 08/12/2045		1,131	1,231
Prime Mortgage Trust
0.555% due 02/25/2019		1	1
0.555% due 02/25/2034		121	114
Residential Accredit Loans, Inc. Trust
0.340% due 08/25/2036		3,977	3,093
0.345% due 07/25/2036		3,623	2,893
3.566% due 12/25/2035		332	282
Silenus European Loan Conduit Ltd.
0.348% due 05/15/2019	EUR	93	116
Structured Adjustable Rate Mortgage Loan Trust
5.122% due 07/25/2035 ^		$287	252
Structured Asset Mortgage Investments Trust
0.285% due 03/25/2037		2,562	1,997
0.403% due 07/19/2035		1,784	1,671
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.516% due 02/25/2032		16	16
Structured Asset Securities Corp. Trust
2.612% due 10/28/2035		424	403

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Thornburg Mortgage Securities Trust
4.911% due 10/25/2046		$3,669	$3,758
Wachovia Bank Commercial Mortgage Trust
5.308% due 11/15/2048		177	189
5.342% due 12/15/2043		4,000	4,316
5.509% due 04/15/2047		8,675	9,287
6.140% due 02/15/2051		115	124
WaMu Mortgage Pass-Through Certificates Trust
0.445% due 10/25/2045		422	407
1.315% due 11/25/2042		157	155
2.328% due 10/25/2035		5,870	5,738
2.357% due 03/25/2037		3,687	3,531
4.070% due 12/25/2036 ^		2,302	2,128
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 07/25/2036		3,888	3,796
2.615% due 03/25/2036		1,722	1,728
2.619% due 06/25/2035		6,322	6,411
6.000% due 08/25/2037		598	598

Total Mortgage-Backed Securities (Cost $155,252)			161,044

ASSET-BACKED SECURITIES 2.6%
ACA CLO Ltd.
0.484% due 07/25/2018		235	235
Asset-Backed Securities Corp. Home Equity Loan Trust
0.705% due 09/25/2034		316	317
Bear Stearns Asset-Backed Securities Trust
0.315% due 08/25/2036		968	839
Carrington Mortgage Loan Trust
0.475% due 10/25/2035		96	96
Countrywide Asset-Backed Certificates
0.385% due 05/25/2037		2,300	1,337
0.415% due 05/25/2036		563	563
0.635% due 12/25/2031		212	165
0.885% due 07/25/2035		7,100	5,979
Duane Street CLO Ltd.
0.484% due 01/11/2021		1,808	1,795
First Franklin Mortgage Loan Trust
0.645% due 09/25/2035		1,000	938
Fremont Home Loan Trust
0.215% due 01/25/2037		59	29
GSAMP Trust
0.225% due 12/25/2036		430	235
HSI Asset Loan Obligation Trust
0.215% due 12/25/2036		320	150
JPMorgan Mortgage Acquisition Corp.
0.565% due 10/25/2035		3,300	2,645
JPMorgan Mortgage Acquisition Trust
0.415% due 05/25/2037		16,574	12,858
Long Beach Mortgage Loan Trust
0.715% due 10/25/2034		97	89
Morgan Stanley ABS Capital, Inc. Trust
0.305% due 06/25/2036		8,532	7,770
Morgan Stanley Mortgage Loan Trust
0.515% due 04/25/2037		505	290
New Century Home Equity Loan Trust
3.155% due 01/25/2033		2,475	2,157
Nob Hill CLO Ltd.
0.484% due 08/15/2018		70	70
Option One Mortgage Loan Trust
0.375% due 02/25/2037		6,419	3,843
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.955% due 12/25/2034		6,490	5,446
2.030% due 12/25/2034		6,460	4,616
Penta CLO S.A.
0.614% due 06/04/2024	EUR	968	1,216

128	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		$6,837	$4,359
Residential Asset Securities Corp. Trust
0.305% due 08/25/2036		3,537	3,387
Securitized Asset-Backed Receivables LLC Trust
0.215% due 12/25/2036 ^		732	274
SLM Private Education Loan Trust
2.804% due 12/16/2019		707	718
Titrisocram
0.907% due 05/25/2020	EUR	63	80
Wells Fargo Home Equity Asset-Backed Securities Trust
0.485% due 05/25/2036		$5,300	4,221
0.745% due 11/25/2035		1,000	874
Wood Street CLO BV
0.657% due 11/22/2021	EUR	1,742	2,190

Total Asset-Backed Securities (Cost $68,260)			69,781

SOVEREIGN ISSUES 13.7%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$1,100	1,130
4.125% due 09/15/2017	EUR	1,000	1,336
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	4,000	1,548
0.000% due 07/01/2015		56,000	21,077
0.000% due 10/01/2015		101,000	36,859
0.000% due 01/01/2016		60,000	21,243
0.000% due 01/01/2017		8,000	2,510
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		2,300	902
Export-Import Bank of Korea
4.000% due 01/29/2021		$9,500	10,015
5.875% due 01/14/2015		14,500	14,712
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	9,000	11,543
2.250% due 05/15/2016		7,800	10,153
2.450% due 03/26/2016 (c)		6,499	8,471
2.750% due 12/01/2015		14,000	18,198
3.000% due 11/01/2015		1,200	1,560
3.750% due 08/01/2015		3,500	4,549
3.750% due 04/15/2016		600	797
3.750% due 08/01/2016		1,600	2,145
4.500% due 07/15/2015		9,800	12,796
4.750% due 05/01/2017		1,500	2,100
4.750% due 06/01/2017		45,500	63,816
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2015		9,000	11,322
Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,000	1,036
Mexico Government International Bond
9.500% due 12/18/2014	MXN	291,000	21,985
Province of Ontario
1.000% due 07/22/2016		$1,100	1,106
1.100% due 10/25/2017		2,900	2,882
1.650% due 09/27/2019		7,800	7,642
3.000% due 07/16/2018		1,200	1,258
3.150% due 06/02/2022	CAD	8,400	7,740

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 10/07/2019		$4,400	$4,797
4.000% due 06/02/2021	CAD	8,900	8,684
4.200% due 06/02/2020		7,100	6,993
4.400% due 06/02/2019		1,700	1,678
5.500% due 06/02/2018		700	707
Province of Quebec
3.500% due 07/29/2020		$1,000	1,066
3.500% due 12/01/2022	CAD	3,000	2,815
4.250% due 12/01/2021		6,000	5,932
4.500% due 12/01/2020		1,100	1,101
Republic of Greece Government Bond
5.250% due 02/01/2016	JPY	930,700	8,570
Spain Government International Bond
3.150% due 01/31/2016	EUR	1,000	1,312
3.250% due 04/30/2016		1,300	1,719
3.300% due 07/30/2016		3,400	4,531
3.750% due 10/31/2015		4,300	5,639
4.250% due 10/31/2016		2,800	3,824
4.500% due 01/31/2018		5,000	7,126
5.500% due 07/30/2017		600	864

Total Sovereign Issues (Cost $390,846)			369,789

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		260,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.6%

BANKING & FINANCE 0.6%
Ally Financial, Inc.
7.000% due 10/30/2014 (d)		800	805
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		2,000	2,506
GMAC Capital Trust
8.125% due 02/15/2040		155,600	4,140
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (d)		6,000	8,130

			15,581

CONSUMER DISCRETIONARY 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020		125	157

Total Preferred Securities (Cost $15,113)			15,738

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.3%

CERTIFICATES OF DEPOSIT 1.7%
Credit Suisse
0.465% due 03/17/2015		$2,100	2,100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		$18,200	$18,179
Royal Bank of Canada
1.370% due 05/07/2015	CAD	29,900	26,714

			46,993

COMMERCIAL PAPER 0.4%
Ford Motor Credit Co.
0.680% due 04/21/2015		$11,800	11,759

REPURCHASE AGREEMENTS (e) 0.2%
			4,867

GREECE TREASURY BILLS 0.4%
2.736% due 11/07/2014	EUR	9,500	11,966

JAPAN TREASURY BILLS 1.4%
(0.000%) due 01/08/2015 (b)	JPY	4,110,000	37,474

MEXICO TREASURY BILLS 3.2%
2.980% due 11/13/2014 - 02/19/2015 (b)	MXN	1,185,408	87,588

Total Short-Term Instruments (Cost $205,028)			200,647

Total Investments in Securities (Cost $2,382,584)			2,392,810

		SHARES
INVESTMENTS IN AFFILIATES 21.4%

SHORT-TERM INSTRUMENTS 21.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.4%
PIMCO Short-Term Floating NAV Portfolio III		58,079,478	580,272

Total Short-Term Instruments (Cost $580,272)			580,272

Total Investments in Affiliates (Cost $580,272)			580,272

Total Investments 109.7% (Cost $2,962,856)			$2,973,082

Financial Derivative Instruments (f)(h) 1.0% (Cost or Premiums, net $(6,461))			26,294

Other Assets and Liabilities, net (10.7%)			(288,589)

Net Assets 100.0%			$2,710,787

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	129

Schedule of Investments PIMCO Total Return Fund III (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$4,867	U.S. Treasury Notes 1.500% due 02/28/2019	$(4,965)	$4,867	$4,867

Total Repurchase Agreements						$(4,965)	$4,867	$4,867

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$4,867	$0	$0	$0	$4,867	$(4,965)	$(98)

Total Borrowings and Other Financing Transactions	$4,867	$0	$0	$0

As of September 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $17,739 at a weighted average interest rate of (0.468)%.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	5,429	$(1,578)	$0	$(151)
90-Day Eurodollar June Futures	Long	06/2016	384	(178)	0	(19)
90-Day Eurodollar March Futures	Long	03/2016	1,915	(695)	0	(96)
90-Day Eurodollar September Futures	Long	09/2016	1,025	(418)	0	(51)
Call Options Strike @ EUR 151.000 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	63	(19)	0	(6)
Euro-BTP Italy Government Bond December Futures	Long	12/2014	105	58	60	(1)
Put Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	63	16	2	0
U.S. Treasury 10-Year Note December Futures	Long	12/2014	3,709	(464)	0	(464)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	1,083	(440)	0	(440)

Total Futures Contracts				$(3,718)	$62	$(1,228)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$81,600	$1,330	$(332)	$93	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

130	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$ 46,700	$(562)	$(507)	$0	$(10)
Pay	3-Month USD-LIBOR	1.750%	06/15/2017	156,200	(426)	(431)	0	(22)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	245,900	1,762	(564)	0	(29)
Pay	3-Month USD-LIBOR	4.000%	06/19/2024	7,200	173	54	0	(7)
Receive	3-Month USD-LIBOR	2.550%	09/04/2024	6,200	43	68	9	0
Receive	3-Month USD-LIBOR	3.000%	06/19/2043	10,000	300	(250)	55	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	109,200	8,815	1,485	595	0
Receive	3-Month USD-LIBOR	3.250%	12/18/2043	35,500	(678)	(898)	204	0
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN 335,300	776	8	10	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	9,400	8	(1)	1	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	239,000	467	(98)	17	0
Pay	28-Day MXN-TIIE	5.500%	06/11/2018	13,100	20	0	2	0
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	11,300	25	(1)	2	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	84,500	(103)	43	35	0
Pay	28-Day MXN-TIIE	5.840%	09/14/2021	718,800	(313)	439	423	(7)
Pay	28-Day MXN-TIIE	6.040%	09/21/2021	7,500	3	3	3	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	25,000	(76)	(6)	5	0
Pay	28-Day MXN-TIIE	7.020%	06/08/2034	10,000	(7)	(22)	1	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034	133,000	(338)	(260)	15	0

					$9,889	$(938)	$1,377	$(75)

Total Swap Agreements					$11,219	$(1,270)	$1,470	$(75)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(g)	Securities with an aggregate market value of $26,385 and cash of $562 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$64	$1,470	$1,534	$0	$ (1,228)	$(75)	$ (1,303)

(1)	Unsettled variation margin asset of $2 for closed futures is outstanding at period end.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		CAD	40,119	$		36,414	$605	$0
	10/2014		EUR	268			349	11	0
	10/2014	$		5,521		EUR	4,264	0	(135)
	12/2014		GBP	14,676	$		23,702	0	(76)
	05/2015		CAD	29,498			26,874	669	0
	06/2015		EUR	13,349			18,150	1,250	0
	06/2015	$		376		EUR	288	0	(12)
	08/2015		EUR	9,700	$		12,972	681	0
	08/2015		JPY	304,444			3,000	213	0
	06/2016		EUR	37,800			51,753	3,345	0
	06/2016	$		2,209		EUR	1,636	0	(115)

BPS	11/2014		BRL	1,588	$		640	0	(3)
	11/2014		EUR	30,686			38,658	0	(108)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	131

Schedule of Investments PIMCO Total Return Fund III (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2014	$		420		BRL	1,039	$1	$0
	12/2014		MXN	400,155	$		30,352	718	0
	12/2014	$		12,707		MXN	169,961	0	(119)
	01/2015		MXN	439,280	$		33,148	686	0
	02/2015			176,344			13,315	303	0
	04/2015		BRL	42			17	1	0
	06/2015		EUR	6,019			8,163	543	0
	06/2015	$		24,601		EUR	18,343	0	(1,378)
	10/2015		BRL	8,000	$		3,192	226	0
	01/2016			29,000			11,264	776	0

BRC	10/2014		EUR	445			586	24	0
	10/2014		TRY	2,113			964	39	0
	10/2014	$		17,164		EUR	13,090	0	(631)
	10/2014			960		TRY	2,113	0	(35)
	11/2014		JPY	2,251,500	$		20,524	0	(9)
	12/2014	$		1,318		MXN	17,619	1	(13)
	06/2015		EUR	7,615	$		10,346	705	0
	06/2015	$		8,090		EUR	6,040	0	(444)
	06/2016		EUR	7,100	$		9,763	666	0

CBK	10/2014		CAD	1,530			1,371	5	0
	10/2014		EUR	159,756			210,586	8,806	0
	10/2014	$		22,913		EUR	17,554	0	(742)
	11/2014		AUD	11,387	$		9,923	0	(24)
	06/2015		EUR	6,603			9,026	667	0
	06/2015	$		3,998		EUR	3,022	0	(172)

DUB	10/2014		EUR	1,354	$		1,756	46	0
	10/2014		JPY	1,309,600			12,263	322	0
	12/2014		MXN	54,762			4,050	0	(6)
	06/2015	$		1,761		EUR	1,354	0	(46)
	08/2015		EUR	500	$		669	35	0
	10/2015		BRL	26,000			9,962	325	0
	02/2016		EUR	1,800			2,422	129	0
	06/2016			3,913			5,358	347	0
	06/2016	$		4,602		EUR	3,405	0	(242)

FBF	10/2014			6,291			4,772	0	(263)
	11/2014		JPY	1,145,600	$		10,471	24	0
	12/2014		MXN	70,627			5,335	103	0
	01/2015		JPY	4,101,535			37,692	255	0
	04/2015		BRL	1,977			802	33	0
	06/2015		EUR	10,983			14,907	1,002	0
	06/2015	$		24,871		EUR	18,559	0	(1,375)
	07/2015		BRL	479	$		197	15	0
	10/2015			67,000			25,080	247	0

GLM	10/2014		JPY	4,332,000			41,614	2,116	0
	10/2014	$		17,069		EUR	13,014	0	(632)
	10/2014			4,747		MXN	61,909	0	(144)
	11/2014		MXN	32,664	$		2,474	49	0
	12/2014			32,003			2,429	57	0
	12/2014	$		11,100		MXN	148,296	0	(116)
	06/2015			3,440		EUR	2,587	0	(165)
	07/2015		BRL	27,527	$		11,298	835	0

HUS	10/2014	$		7,832		EUR	6,017	0	(232)
	11/2014		AUD	2,523	$		2,198	0	(6)
	04/2015		BRL	1,982			805	33	0
	08/2015		JPY	875,400			8,585	572	0

JPM	10/2014			359,200			3,385	110	0
	10/2014	$		55,129		JPY	6,000,800	0	(415)
	11/2014		BRL	1,039	$		420	0	(1)
	11/2014		JPY	6,000,800			55,142	416	0
	12/2014	$		5,349		MXN	70,096	0	(157)
	06/2015			16,387		EUR	12,256	0	(871)
	07/2015		BRL	28,000	$		11,522	879	0

MSB	10/2014			19,667			8,599	564	0
	10/2014	$		8,024		BRL	19,667	11	0
	11/2014		MXN	233,808	$		17,694	344	0
	12/2014			89,033			6,731	133	0
	06/2015		EUR	9,346			12,812	980	0
	06/2016			9,970			13,712	945	0

132	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
NAB	06/2015		EUR	15,139	$		20,554	$1,387	$0
	06/2016			21,691			29,783	2,000	0
	07/2016			15,585			21,143	1,152	0

RBC	02/2015	$		6,081		MXN	80,353	0	(149)

SOG	12/2014		MXN	18,788	$		1,388	0	(4)

UAG	10/2014		BRL	19,667			8,024	0	(11)
	10/2014		EUR	796			1,047	41	0
	10/2014	$		8,369		BRL	19,667	0	(334)
	10/2014			132,898		EUR	103,908	0	(1,657)
	11/2014		BRL	19,667	$		8,295	331	0
	11/2014		EUR	103,908			132,926	1,657	0
	11/2014	$		640		BRL	1,588	3	0
	12/2014			3,000		MXN	40,061	0	(33)
	06/2015			1,049		EUR	796	0	(41)
	01/2016		BRL	31,000	$		11,967	755	0

Total Forward Foreign Currency Contracts								$39,194	$(10,916)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014	$	8,300	$(10)	$(11)
CBK	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		3,400	(4)	(4)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		5,000	(6)	(5)

							$(20)	$(20)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	97.000	11/10/2014	$	4,900	$(7)	$0
	Put - OTC USD versus JPY		80.000	02/18/2019		1,600	(90)	(46)

BPS	Call - OTC USD versus BRL	BRL	2.589	10/30/2014		3,200	(29)	(29)

BRC	Put - OTC USD versus JPY	JPY	97.000	11/10/2014		2,900	(3)	0

CBK	Put - OTC USD versus JPY		99.000	09/30/2015		4,900	(40)	(40)

JPM	Call - OTC USD versus BRL	BRL	2.575	10/31/2014		2,100	(20)	(20)

UAG	Put - OTC USD versus JPY	JPY	98.000	11/10/2014		2,900	(6)	0

							$(195)	$(135)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$	6,500	$(55)	$(1)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		15,700	(140)	(4)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		6,400	(83)	(1)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020		2,300	(17)	(1)

							$(295)	$(7)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650%	11/17/2014	$	63,300	$(101)	$(13)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	12/02/2014		11,400	(24)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	12/02/2014		11,400	(51)	(61)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	11/17/2014		63,300	(348)	(232)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015	EUR	6,400	(17)	(19)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.550%	03/23/2015		6,400	(53)	(35)

GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800%	12/01/2014	$	19,400	(35)	(23)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	12/01/2014		19,400	(97)	(82)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	133

Schedule of Investments PIMCO Total Return Fund III (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.200%	01/20/2015	EUR	29,100	$(157)	$(347)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.600%	01/20/2015		29,100	(307)	(54)

JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	11/17/2014	$	17,000	(32)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	11/17/2014		17,000	(58)	(70)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	11/17/2014		63,600	(307)	(315)

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800%	12/01/2014		48,400	(86)	(57)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	12/01/2014		48,400	(184)	(163)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/14/2015		29,100	(382)	(388)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	11/17/2014		125,800	(814)	(461)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	02/02/2015		19,300	(308)	(261)

								$(3,361)	$(2,593)

Total Written Options								$(3,871)	$(2,755)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premiums
Balance at Beginning of Period	180	$671,800	EUR 0	$(4,540)
Sales	0	776,700	71,000	(4,216)
Closing Buys	0	(135,100)	0	689
Expirations	(90)	(628,900)	0	3,917
Exercised	(90)	(57,600)	0	279

Balance at End of Period	0	$626,900	EUR 71,000	$(3,871)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.102%	$	2,500	$(44)	$55	$11	$0
	General Electric Capital Corp.	1.000%	12/20/2015	0.275%		1,500	(29)	43	14	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.606%		2,700	(41)	63	22	0
	Japan Government International Bond	1.000%	12/20/2015	0.115%		200	3	(1)	2	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		600	(2)	6	4	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		23,800	127	140	267	0

BPS	Italy Government International Bond	1.000%	09/20/2016	0.519%		100	1	0	1	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		600	3	4	7	0

BRC	China Government International Bond	1.000%	12/20/2016	0.362%		2,300	44	(11)	33	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.313%		10,200	151	(28)	123	0
	Indonesia Government International Bond	1.000%	09/20/2017	0.898%		4,500	(164)	178	14	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		2,000	(13)	16	3	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		300	0	0	0	0
	Italy Government International Bond	1.000%	12/20/2019	1.031%		10,100	10	3	13	0
	Mexico Government International Bond	1.000%	03/20/2018	0.602%		9,300	23	106	129	0
	Russia Government International Bond	1.000%	09/20/2015	2.089%		1,400	(18)	3	0	(15)
	Russia Government International Bond	1.000%	09/20/2019	2.459%		20,500	(1,205)	(139)	0	(1,344)

CBK	Brazil Government International Bond	1.000%	09/20/2015	0.628%		1,000	(15)	19	4	0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%		14,800	(29)	72	43	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.341%		500	(11)	15	4	0
	Indonesia Government International Bond	1.000%	09/20/2017	0.898%		3,100	(106)	116	10	0
	Mexico Government International Bond	1.000%	03/20/2015	0.266%		1,200	(28)	32	4	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		700	(11)	16	5	0
	Rosneft Oil Co. Via Rosneft International Finance Ltd.	1.000%	03/20/2015	2.449%		4,600	(35)	5	0	(30)
	Russia Government International Bond	1.000%	09/20/2015	2.089%		6,200	(72)	8	0	(64)

DUB	Berkshire Hathaway, Inc.	1.000%	06/20/2016	0.186%		7,000	123	(22)	101	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2017	0.281%		7,100	162	(21)	141	0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%		10,300	(20)	50	30	0
	Brazil Government International Bond	1.000%	03/20/2019	1.548%		400	(17)	8	0	(9)
	China Government International Bond	1.000%	12/20/2016	0.362%		2,000	39	(10)	29	0
	Export-Import Bank of China	1.000%	06/20/2017	0.665%		400	(17)	21	4	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		1,500	19	(7)	12	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		900	(7)	8	1	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		1,600	(1)	1	0	0
	MetLife, Inc.	1.000%	03/20/2015	0.081%		11,500	(694)	747	53	0
	MetLife, Inc.	1.000%	06/20/2017	0.339%		12,300	264	(41)	223	0

134	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Mexico Government International Bond	1.000%	09/20/2017	0.537%	$	2,600	$(37)	$73	$36	$0
	Russia Government International Bond	1.000%	09/20/2015	2.089%		500	(6)	1	0	(5)

FBF	Canadian Natural Resources Ltd.	1.000%	06/20/2017	0.248%		535	(21)	32	11	0
	China Government International Bond	1.000%	03/20/2015	0.206%		700	3	(1)	2	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.465%		1,900	(43)	59	16	0
	Indonesia Government International Bond	1.000%	09/20/2017	0.898%		2,600	(93)	102	9	0

GST	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.102%		1,200	(21)	27	6	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		900	(4)	6	2	0
	Japan Government International Bond	1.000%	12/20/2015	0.115%		400	6	(2)	4	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		2,700	(13)	45	32	0

HUS	Brazil Government International Bond	1.000%	09/20/2015	0.628%		1,600	(16)	22	6	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		3,000	(16)	21	5	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		400	2	3	5	0
	Mexico Government International Bond	1.000%	12/20/2016	0.426%		200	2	1	3	0
	Mexico Government International Bond	1.000%	09/20/2017	0.537%		1,000	(22)	36	14	0
	Mexico Government International Bond	1.000%	09/20/2019	0.836%		9,200	67	7	74	0
	Russia Government International Bond	1.000%	06/20/2017	2.258%		300	(6)	(4)	0	(10)

JPM	Brazil Government International Bond	1.000%	09/20/2015	0.628%		2,000	(21)	29	8	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.352%		1,300	(21)	31	10	0
	Italy Government International Bond	1.000%	12/20/2019	1.031%		6,400	3	2	5	0
	Mexico Government International Bond	0.920%	03/20/2016	0.357%		100	0	1	1	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		200	1	1	2	0
	Mexico Government International Bond	1.000%	12/20/2016	0.426%		2,900	39	(1)	38	0
	Russia Government International Bond	1.000%	06/20/2019	2.430%		200	(11)	(1)	0	(12)

MYC	Greece Government International Bond	1.000%	06/20/2015	3.923%	EUR	10,100	(469)	207	0	(262)
	Indonesia Government International Bond	1.000%	09/20/2016	0.606%	$	2,100	(31)	48	17	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		5,400	(22)	87	65	0
	Mexico Government International Bond	1.000%	09/20/2017	0.537%		2,100	(30)	59	29	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		15,000	80	88	168	0
	Mexico Government International Bond	1.000%	09/20/2019	0.836%		5,000	34	6	40	0
	Spain Government International Bond	1.000%	09/20/2019	0.750%		1,500	25	(7)	18	0

RYL	China Government International Bond	1.000%	09/20/2016	0.342%		200	1	1	2	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.465%		1,900	(42)	58	16	0

UAG	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.102%		1,200	(22)	27	5	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		500	(5)	7	2	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.606%		900	(14)	21	7	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		3,500	(15)	57	42	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.072%	EUR	11,800	(177)	204	27	0

							$(2,525)	$2,808	$2,034	$(1,751)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
								Asset	Liability
DUB	CDX.EM-12 5-Year Index	5.000%	12/20/2014	$	1,128	$112	$(105)	$7	$0

GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017		1,061	0	15	15	0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017		2,218	0	31	31	0

						$112	$(59)	$53	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	135

Schedule of Investments PIMCO Total Return Fund III (Cont.)

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	22,900	$16	$10	$26	$0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	45,000	(12)	87	75	0

BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0

BRC	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		2,300	(1)	3	2	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		5,900	(4)	9	5	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		4,600	(1)	8	7	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		200	0	0	0	0

DUB	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	2,100	(3)	6	3	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	14,000	(6)	29	23	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		200	0	0	0	0
	Pay	28-Day MXN-TIIE	6.810%	06/19/2034		26,000	(23)	(32)	0	(55)

FBF	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	5,200	8	(2)	6	0

GLM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	10,500	(7)	16	9	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		14,900	(3)	26	23	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		15,000	(4)	29	25	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		200	0	0	0	0

HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		7,000	(5)	11	6	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		43,000	(19)	102	83	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		65,800	(53)	45	0	(8)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		5,000	0	8	8	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		13,200	(25)	(13)	0	(38)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		300	(1)	0	0	(1)

JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		4,700	(2)	6	4	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,300	0	4	4	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		15,000	(5)	30	25	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		600	(3)	2	0	(1)

MYC	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	22,400	41	(15)	26	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	7,200	(4)	11	7	0

UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	15,200	(61)	1	0	(60)

							$(177)	$381	$367	$(163)

Total Swap Agreements							$(2,590)	$3,130	$2,454	$(1,914)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(i)	Securities with an aggregate market value of $2,581 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$6,774	$0	$421	$7,195	$(338)	$(57)	$0	$(395)	$6,800	$(6,110)	$690
BPS	3,254	0	8	3,262	(1,608)	(29)	0	(1,637)	1,625	(2,150)	(525)
BRC	1,435	0	329	1,764	(1,132)	0	(1,359)	(2,491)	(727)	727	0
CBK	9,478	0	70	9,548	(938)	(55)	(94)	(1,087)	8,461	(7,600)	861
DUB	1,204	0	663	1,867	(294)	(367)	(69)	(730)	1,137	(900)	237
FBF	1,679	0	44	1,723	(1,638)	0	0	(1,638)	85	290	375
GLM	3,057	0	57	3,114	(1,057)	(506)	0	(1,563)	1,551	(1,320)	231
GST	0	0	59	59	0	0	0	0	59	(260)	(201)
HUS	605	0	204	809	(238)	0	(57)	(295)	514	(510)	4
JPM	1,405	0	128	1,533	(1,444)	(411)	(13)	(1,868)	(335)	371	36
MSB	2,977	0	0	2,977	0	0	0	0	2,977	(2,980)	(3)
MYC	0	0	370	370	0	(1,330)	(262)	(1,592)	(1,222)	418	(804)
NAB	4,539	0	0	4,539	0	0	0	0	4,539	(4,240)	299

136	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
RBC	$0	$0	$0	$0	$(149)	$0	$0	$(149)	$(149)	$0	$(149)
RYL	0	0	18	18	0	0	0	0	18	(15)	3
SOG	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
UAG	2,787	0	83	2,870	(2,076)	0	(60)	(2,136)	734	(600)	134

Total Over the Counter	$39,194	$0	$2,454	$41,648	$(10,916)	$(2,755)	$(1,914)	$(15,585)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$64	$64
Swap Agreements	0	93	0	0	1,377	1,470

	$0	$93	$0	$0	$1,441	$1,534

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$39,194	$0	$39,194
Swap Agreements	0	2,087	0	0	367	2,454

	$0	$2,087	$0	$39,194	$367	$41,648

	$0	$2,180	$0	$39,194	$1,808	$43,182

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,228	$1,228
Swap Agreements	0	0	0	0	75	75

	$0	$0	$0	$0	$1,303	$1,303

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,916	$0	$10,916
Written Options	0	20	0	135	2,600	2,755
Swap Agreements	0	1,752	0	0	162	1,914

	$0	$1,772	$0	$11,051	$2,762	$15,585

	$0	$1,772	$0	$11,051	$4,065	$16,888

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$80	$80
Futures	0	0	0	0	15,722	15,722
Swap Agreements	0	2,503	0	0	(6,017)	(3,514)

	$0	$2,503	$0	$0	$9,785	$12,288

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,952	$0	$12,952
Written Options	0	16	0	0	3,567	3,583
Swap Agreements	0	1,350	0	0	1,950	3,300

	$0	$1,366	$0	$12,952	$5,517	$19,835

	$0	$3,869	$0	$12,952	$15,302	$32,123

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	137

Schedule of Investments PIMCO Total Return Fund III (Cont.)

September 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(84)	$(84)
Futures	0	0	0	0	1,949	1,949
Swap Agreements	0	(844)	0	0	(6,268)	(7,112)

	$0	$(844)	$0	$0	$(4,403)	$(5,247)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$28,712	$0	$28,712
Written Options	0	(6)	0	54	(192)	(144)
Swap Agreements	0	(195)	0	0	(718)	(913)

	$0	$(201)	$0	$28,766	$(910)	$27,655

	$0	$(1,045)	$0	$28,766	$(5,313)	$22,408

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$10,318	$0	$10,318
Corporate Bonds & Notes
Banking & Finance	0	416,235	0	416,235
Industrials	0	78,916	360	79,276
Utilities	0	35,385	0	35,385
Municipal Bonds & Notes
California	0	48,412	0	48,412
Georgia	0	1,231	0	1,231
Illinois	0	1,511	0	1,511
Massachusetts	0	1,836	0	1,836
Nebraska	0	2,383	0	2,383
Nevada	0	3,578	0	3,578
New York	0	30,405	0	30,405
Texas	0	4,173	0	4,173
U.S. Government Agencies	0	501,777	0	501,777
U.S. Treasury Obligations	0	439,291	0	439,291
Mortgage-Backed Securities	0	160,140	904	161,044
Asset-Backed Securities	0	69,781	0	69,781
Sovereign Issues	0	361,219	8,570	369,789
Preferred Securities
Banking & Finance	4,140	11,441	0	15,581
Consumer Discretionary	0	157	0	157
Short-Term Instruments
Certificates of Deposit	0	46,993	0	46,993
Commercial Paper	0	11,759	0	11,759
Repurchase Agreements	0	4,867	0	4,867

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Greece Treasury Bills	$0	$11,966	$0	$11,966
Japan Treasury Bills	0	37,474	0	37,474
Mexico Treasury Bills	0	87,588	0	87,588
	$4,140	$2,378,836	$9,834	$2,392,810

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$580,272	$0	$0	$580,272

Total Investments	$584,412	$2,378,836	$9,834	$2,973,082

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	62	1,470	0	1,532
Over the counter	0	41,648	0	41,648
	$62	$43,118	$0	$43,180

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,228)	(75)	0	(1,303)
Over the counter	0	(15,585)	0	(15,585)
	$(1,228)	$(15,660)	$0	$(16,888)

Totals	$583,246	$2,406,294	$9,834	$2,999,374

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

138	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund IV

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 73.3%

CORPORATE BONDS & NOTES 21.6%

BANKING & FINANCE 16.4%
AIG Life Holdings, Inc.
7.570% due 12/01/2045		$2,600	$3,515
American International Group, Inc.
6.765% due 11/15/2017	GBP	2,300	4,242
Banco de Credito e Inversiones
3.000% due 09/13/2017		$500	514
Banco Santander Chile
3.875% due 09/20/2022		1,700	1,681
Bank of America Corp.
0.778% due 05/23/2017	EUR	2,600	3,277
0.845% due 08/25/2017		$300	301
0.994% due 09/15/2026		400	361
4.500% due 04/01/2015		300	306
6.400% due 08/28/2017		8,000	9,007
6.500% due 08/01/2016		2,300	2,511
6.875% due 04/25/2018		3,400	3,925
Bank of America N.A.
0.514% due 06/15/2016		6,300	6,280
6.000% due 10/15/2036		600	725
Bank of Montreal
1.950% due 01/30/2018		1,500	1,531
Barclays Bank PLC
10.179% due 06/12/2021		7,900	10,786
BBVA Bancomer S.A.
7.250% due 04/22/2020		1,000	1,137
BNP Paribas S.A.
0.547% due 11/07/2015		6,200	6,202
BPCE S.A.
0.801% due 11/18/2016		8,500	8,535
Caixa Economica Federal
2.375% due 11/06/2017		500	486
Citigroup, Inc.
0.760% due 05/01/2017		10,500	10,528
2.250% due 08/07/2015		3,900	3,942
3.953% due 06/15/2016		400	420
4.450% due 01/10/2017		300	320
4.587% due 12/15/2015		4,500	4,702
4.750% due 05/19/2015		6	6
5.500% due 10/15/2014		400	401
6.010% due 01/15/2015		3,400	3,454
Ford Motor Credit Co. LLC
1.013% due 01/17/2017		5,900	5,953
2.750% due 05/15/2015		6,600	6,687
7.000% due 04/15/2015		8,600	8,897
General Electric Capital Corp.
3.800% due 06/18/2019		600	640
Goldman Sachs Group, Inc.
0.858% due 06/04/2017		600	605
HBOS PLC
0.933% due 09/06/2017		4,300	4,300
HSBC Holdings PLC
6.500% due 05/02/2036		12,100	14,828
ICICI Bank Ltd.
5.750% due 11/16/2020		2,300	2,554
International Lease Finance Corp.
6.750% due 09/01/2016		2,600	2,814
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		1,400	1,389
John Deere Capital Corp.
0.362% due 04/12/2016		11,000	11,011
JPMorgan Chase & Co.
0.754% due 02/15/2017		8,700	8,746
0.855% due 02/26/2016		200	201

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.400% due 06/24/2015		$9,700	$9,904
3.700% due 01/20/2015		100	101
Korea Development Bank
3.500% due 08/22/2017		300	315
4.375% due 08/10/2015		5,000	5,157
Korea Exchange Bank
3.125% due 06/26/2017		1,200	1,243
Metropolitan Life Global Funding
0.614% due 04/10/2017		2,200	2,216
Morgan Stanley
0.714% due 10/15/2015		8,100	8,127
5.375% due 10/15/2015		3,000	3,142
6.000% due 04/28/2015		100	103
MUFG Union Bank N.A.
0.985% due 09/26/2016		1,900	1,917
National Westminster Bank PLC
7.875% due 09/09/2015	GBP	2,000	3,422
Navient LLC
5.140% due 06/15/2016		$10,000	10,300
6.250% due 01/25/2016		1,500	1,561
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		4,865	4,938
Royal Bank of Scotland PLC
1.014% due 10/14/2016		900	906
4.350% due 01/23/2017	EUR	2,000	2,667
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$800	814
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		4,700	4,798
Sumitomo Mitsui Banking Corp.
0.554% due 07/11/2017		7,500	7,507
Toyota Motor Credit Corp.
0.521% due 05/17/2016		2,900	2,911
U.S. Bank N.A.
0.352% due 04/22/2016		1,100	1,101
VTB Bank OJSC Via VTB Capital S.A.
6.465% due 03/04/2015		2,600	2,630
Wells Fargo & Co.
7.980% due 03/15/2018 (e)		14,500	15,940

			249,440

INDUSTRIALS 3.1%
AbbVie, Inc.
1.200% due 11/06/2015		5,900	5,924
Apple, Inc.
2.850% due 05/06/2021		500	502
Con-way, Inc.
7.250% due 01/15/2018		200	230
ConAgra Foods, Inc.
0.603% due 07/21/2016		7,300	7,312
General Mills, Inc.
0.534% due 01/29/2016		4,600	4,607
Johnson & Johnson
0.308% due 11/28/2016		8,700	8,720
Petrobras International Finance Co. S.A.
2.875% due 02/06/2015		1,100	1,107
5.750% due 01/20/2020		1,800	1,888
President and Fellows of Harvard College
6.500% due 01/15/2039		1,200	1,657
SABMiller Holdings, Inc.
1.850% due 01/15/2015		3,900	3,916
Statoil ASA
0.694% due 11/08/2018		6,400	6,451
Telefonica Emisiones S.A.U.
0.883% due 06/23/2017		4,800	4,799

			47,113

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 2.1%
BP Capital Markets PLC
3.125% due 10/01/2015	$5,700	$5,855
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	2,300	2,343
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	2,300	2,243
Petroleos Mexicanos
8.000% due 05/03/2019	200	244
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	619	672
Rosneft Finance S.A.
6.625% due 03/20/2017	500	516
Verizon Communications, Inc.
0.632% due 06/09/2017	6,500	6,520
0.700% due 11/02/2015	2,100	2,102
1.984% due 09/14/2018	5,700	6,010
2.500% due 09/15/2016	4,300	4,414
3.650% due 09/14/2018	1,500	1,582

		32,501

Total Corporate Bonds & Notes (Cost $321,813)		329,054

MUNICIPAL BONDS & NOTES 4.1%

CALIFORNIA 2.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	3,300	4,717
6.918% due 04/01/2040	4,300	5,817
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	3,500	4,997
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	2,700	3,501
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	100	102
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	4,500	6,216
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,300	3,234
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	3,700	4,381
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	2,800	3,454

		36,419

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	700	863

NEW YORK 1.0%
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	1,400	1,772
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.500% due 03/15/2030	600	699
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	2,000	2,241

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	139

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	$6,500	$7,145
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	4,400	4,391

		16,248

TEXAS 0.6%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	6,900	8,745

VIRGINIA 0.0%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2023	500	594

Total Municipal Bonds & Notes (Cost $57,068)		62,869

U.S. GOVERNMENT AGENCIES 8.4%
Fannie Mae
0.705% due 06/25/2041	12	12
0.875% due 10/26/2017 - 12/20/2017	13,900	13,769
0.875% due 02/08/2018 - 05/21/2018 (h)	1,100	1,083
1.875% due 09/18/2018 (h)	400	404
2.310% due 08/01/2022	100	98
2.935% due 11/01/2021	11,159	11,424
3.000% due 04/01/2028 - 10/01/2029	2,972	3,065
3.500% due 10/25/2041	16,906	15,957
3.996% due 02/25/2033	6,409	5,487
4.500% due 07/01/2029 - 11/01/2044	41,719	45,045
5.000% due 05/11/2017 (h)	100	110
5.000% due 07/01/2033 - 11/01/2044	5,835	6,432
5.375% due 06/12/2017 (h)	100	112
5.500% due 11/01/2032 - 11/01/2044	7,553	8,401
Freddie Mac
0.750% due 01/12/2018 (h)	4,900	4,807
0.875% due 03/07/2018 (h)	1,700	1,672
1.250% due 08/01/2019 - 10/02/2019	1,900	1,848
3.750% due 03/27/2019 (h)	300	325
5.000% due 03/01/2024 - 12/01/2038	3,226	3,558
5.500% due 04/01/2038	792	882
Ginnie Mae
0.000% due 11/20/2039 (a)	3,500	2,393
5.000% due 05/15/2038 - 10/01/2044	1,008	1,109

Total U.S. Government Agencies (Cost $129,119)		127,993

U.S. TREASURY OBLIGATIONS 8.1%
U.S. Treasury Bonds
3.125% due 08/15/2044	20,300	19,980
3.375% due 05/15/2044	11,100	11,462
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (h)	5,284	5,163
0.375% due 07/15/2023 (h)	1,229	1,217
1.250% due 07/15/2020 (h)(j)	3,605	3,832

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 01/15/2028		$22,131	$24,688
2.000% due 01/15/2026		4,922	5,612
2.375% due 01/15/2025		23,636	27,724
2.375% due 01/15/2027		11,224	13,307
2.500% due 01/15/2029		6,103	7,462
3.875% due 04/15/2029		2,029	2,869

Total U.S. Treasury Obligations (Cost $126,662)			123,316

MORTGAGE-BACKED SECURITIES 3.6%
Adjustable Rate Mortgage Trust
0.405% due 10/25/2035		5,014	4,657
Banc of America Funding Trust
2.631% due 05/25/2035		37	38
BCAP LLC
0.285% due 06/26/2037		3,308	3,208
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 08/25/2035		236	240
2.308% due 02/25/2033		2	2
Bear Stearns Commercial Mortgage Securities Trust
5.405% due 12/11/2040		2,132	2,208
Chase Mortgage Finance Trust
2.553% due 02/25/2037		114	110
Citigroup Mortgage Loan Trust, Inc.
2.456% due 09/25/2037		4,600	4,369
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.400% due 07/15/2044		2,282	2,345
Countrywide Home Loan Mortgage Pass-Through Trust
2.399% due 11/19/2033		591	586
Credit Suisse First Boston Mortgage Securities Corp.
2.485% due 09/25/2033		16	17
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		6,393	5,697
Granite Master Issuer PLC
0.207% due 12/20/2054	EUR	848	1,068
0.227% due 12/20/2054		1,109	1,397
0.749% due 12/20/2054	GBP	2,585	4,177
0.829% due 12/20/2054		1,184	1,916
Granite Mortgages PLC
0.886% due 03/20/2044		538	868
0.886% due 06/20/2044		453	735
GSR Mortgage Loan Trust
2.660% due 09/25/2035		$220	222
HomeBanc Mortgage Trust
0.405% due 03/25/2035		1,857	1,685
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		1,183	1,261
Leek Finance PLC
0.453% due 12/21/2038		976	1,011
0.493% due 09/21/2038		294	306
0.846% due 12/21/2037	GBP	193	328
Merrill Lynch Mortgage Investors Trust
0.405% due 11/25/2035		$1,127	1,103
1.002% due 01/25/2029		528	530
Morgan Stanley Capital Trust
5.380% due 11/14/2042		2,149	2,203
Morgan Stanley Re-REMIC Trust
0.415% due 04/26/2053		1,346	1,301
Prime Mortgage Trust
5.000% due 02/25/2019		2	2
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.507% due 07/25/2034		4,169	4,281
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		571	611
WaMu Mortgage Pass-Through Certificates Trust
2.176% due 09/25/2046		316	298

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 06/25/2035		$5,462	$5,535

Total Mortgage-Backed Securities (Cost $52,828)			54,315

ASSET-BACKED SECURITIES 5.8%
Ally Auto Receivables Trust
0.480% due 02/15/2017		11,800	11,804
0.680% due 07/17/2017		6,000	6,003
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.605% due 01/25/2036		3,380	3,094
Citibank Omni Master Trust
4.900% due 11/15/2018		12,035	12,104
Countrywide Asset-Backed Certificates
0.335% due 06/25/2036		78	77
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		38	40
First Franklin Mortgage Loan Trust
0.980% due 01/25/2035		3,671	3,380
GE Equipment Transportation LLC
0.200% due 06/23/2015		3,190	3,190
HSBC Home Equity Loan Trust
0.304% due 03/20/2036		32	32
Nissan Auto Lease Trust
0.314% due 09/15/2016		5,100	5,099
Option One Mortgage Loan Trust
0.995% due 02/25/2033		1,539	1,443
Option One Mortgage Loan Trust Asset-Backed Certificates
0.595% due 11/25/2035		2,494	2,365
Park Place Securities, Inc.
0.605% due 09/25/2035		3,335	3,317
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.655% due 07/25/2035		8,640	8,544
0.715% due 01/25/2036		2,000	1,886
Residential Asset Securities Corp. Trust
0.425% due 04/25/2036		4,072	3,926
SLM Private Education Loan Trust
1.204% due 06/15/2023		880	886
SLM Student Loan Trust
0.734% due 10/25/2017		1,647	1,649
SpringCastle America Funding LLC
2.700% due 05/25/2023 (b)		7,800	7,796
Toyota Auto Receivables Owner Trust
0.400% due 12/15/2016		7,300	7,293
World Omni Automobile Lease Securitization Trust
0.200% due 10/09/2015		3,900	3,900

Total Asset-Backed Securities (Cost $87,354)			87,828

SOVEREIGN ISSUES 8.0%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		300	308
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	4,000	1,548
0.000% due 07/01/2015		26,000	9,786
0.000% due 10/01/2015		13,000	4,744
0.000% due 01/01/2016		10,000	3,540
Italy Buoni Poliennali Del Tesoro
2.250% due 05/15/2016	EUR	3,800	4,946
2.750% due 12/01/2015		7,700	10,009
3.750% due 08/01/2015		1,000	1,300
3.750% due 04/15/2016		700	930

140	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 08/01/2016	EUR	1,700	$2,279
4.500% due 07/15/2015		3,900	5,092
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	16,572	1,320
4.500% due 11/22/2035 (d)		10,357	893
5.000% due 06/16/2016 (d)		5,748	465
9.500% due 12/18/2014		136,000	10,275
Province of Ontario
1.100% due 10/25/2017		$600	596
1.600% due 09/21/2016		10,100	10,264
1.650% due 09/27/2019		600	588
3.000% due 07/16/2018		200	210
3.150% due 06/02/2022	CAD	1,200	1,106
4.000% due 10/07/2019		$900	981
4.400% due 04/14/2020		1,600	1,776
Province of Quebec
3.500% due 12/01/2022	CAD	1,000	938
Spain Government International Bond
2.100% due 04/30/2017	EUR	100	132
3.150% due 01/31/2016		1,000	1,312
3.250% due 04/30/2016		300	397
3.300% due 07/30/2016		1,100	1,466
3.750% due 10/31/2015		29,400	38,554
4.250% due 10/31/2016		1,600	2,185
4.500% due 01/31/2018		2,700	3,848
5.500% due 07/30/2017		200	288

Total Sovereign Issues (Cost $129,985)			122,076

SHORT-TERM INSTRUMENTS 13.7%

CERTIFICATES OF DEPOSIT 2.4%
Banco Bilbao Vizcaya Argentaria
1.081% due 05/16/2016		$3,000	3,011
Bank of Montreal
0.196% due 12/08/2014		5,800	5,800
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.285% due 06/12/2015		6,000	6,000

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse
0.465% due 03/17/2015		$800	$800
0.643% due 12/07/2015		4,300	4,304
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		5,300	5,294
Royal Bank of Canada
1.370% due 05/07/2015	CAD	12,700	11,347

			36,556

COMMERCIAL PAPER 3.3%
ENI Finance USA, Inc.
0.735% due 09/24/2015		$13,500	13,437
Entergy Corp.
0.936% due 01/21/2015		5,500	5,491
Ford Motor Credit Co.
0.640% due 10/06/2014		1,300	1,300
0.734% due 03/02/2015		2,900	2,893
Kansas City Southern Railway
0.527% due 10/06/2014		7,600	7,600
Mohawk Industries, Inc.
0.660% due 11/13/2014		3,600	3,597
0.680% due 11/13/2014		3,800	3,797
NiSource Finance Corp.
0.629% due 10/17/2014		11,500	11,497

			49,612

REPURCHASE AGREEMENTS (f) 3.6%
			54,905

SHORT-TERM NOTES 0.5%
Santander Drive Auto Receivables Trust
0.250% due 09/15/2015		7,400	7,400

JAPAN TREASURY BILLS 0.5%
0.032% due 12/15/2014	JPY	890,000	8,115

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO TREASURY BILLS 3.4%
2.952% due 11/13/2014 - 02/19/2015 (c)	MXN	701,477	$51,844

Total Short-Term Instruments (Cost $210,176)			208,432

Total Investments in Securities (Cost $1,115,005)			1,115,883

		SHARES
INVESTMENTS IN AFFILIATES 29.3%

SHORT-TERM INSTRUMENTS 29.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.3%
PIMCO Short-Term Floating NAV Portfolio III		44,602,583	445,624

Total Short-Term Instruments (Cost $445,654)			445,624

Total Investments in Affiliates (Cost $445,654)			445,624

Total Investments 102.6% (Cost $1,560,659)			$1,561,507

Financial Derivative Instruments (g)(i) 0.7% (Cost or Premiums, net $(1,385))			9,855

Other Assets and Liabilities, net (3.3%)			(49,624)

Net Assets 100.0%			$1,521,738

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.000%	09/30/2014	10/01/2014	$3,600	U.S. Treasury Notes 2.125% due 06/30/2021	$(3,667)	$3,600	$3,600
BOS	0.000%	09/30/2014	10/01/2014	8,300	U.S. Treasury Notes 2.125% due 09/30/2021	(8,461)	8,300	8,300
BPG	0.000%	09/30/2014	10/01/2014	10,000	U.S. Treasury Bonds 2.750% due 11/15/2042	(10,155)	10,000	10,000
DEU	0.000%	09/30/2014	10/01/2014	3,400	U.S. Treasury Bonds 2.750% due 08/15/2042	(3,454)	3,400	3,400
FOB	0.000%	09/30/2014	10/01/2014	17,600	U.S. Treasury Notes 1.750% due 07/31/2015	(17,975)	17,600	17,600
JPS	0.000%	09/30/2014	10/01/2014	8,000	Federal Home Loan Bank 1.500% due 02/28/2017	(2,041)	8,000	8,000
					U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029	(6,133)
SSB	0.000%	09/30/2014	10/01/2014	4,005	U.S. Treasury Notes 1.500% due 02/28/2019	(4,090)	4,005	4,005

Total Repurchase Agreements						$(55,976)	$54,905	$54,905

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	141

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

As of September 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $36,412 at a weighted average interest rate of (0.146%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
BCY	$3,600	$0	$0	$0	$3,600	$(3,667)	$(67)
BOS	8,300	0	0	0	8,300	(8,461)	(161)
BPG	10,000	0	0	0	10,000	(10,155)	(155)
DEU	3,400	0	0	0	3,400	(3,454)	(54)
FOB	17,600	0	0	0	17,600	(17,975)	(375)
JPS	8,000	0	0	0	8,000	(8,174)	(174)
SSB	4,005	0	0	0	4,005	(4,090)	(85)

Total Borrowings and Other Financing Transactions	$54,905	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2014	1,100	$67	$0	$0
90-Day Eurodollar December Futures	Long	12/2015	1,608	(641)	0	(43)
90-Day Eurodollar March Futures	Long	03/2016	1,133	(565)	0	(61)
90-Day Eurodollar September Futures	Long	09/2016	669	95	0	(34)
Euro-BTP Italy Government Bond December Futures	Long	12/2014	147	92	93	(1)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	3,877	(2,543)	2	(477)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	241	(393)	0	(98)

Total Futures Contracts				$(3,888)	$95	$(714)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$3,600	$59	$2	$4	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	06/15/2017	$ 27,100	$(74)	$(75)	$0	$(4)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	117,000	838	(318)	0	(14)
Pay	3-Month USD-LIBOR	4.000%	06/19/2024	3,600	87	27	0	(3)
Receive	3-Month USD-LIBOR	3.000%	06/19/2043	39,600	1,188	(988)	219	0

142	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$ 16,500	$1,332	$342	$90	$0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	22,400	(1,558)	(2,827)	134	0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044	5,500	(667)	(47)	34	0
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN 1,000	2	0	0	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	14,000	27	(2)	1	0
Pay	28-Day MXN-TIIE	5.840%	09/14/2021	200	0	0	0	0
Pay	28-Day MXN-TIIE	6.040%	09/21/2021	100	0	0	0	0
Pay	28-Day MXN-TIIE	6.300%	04/26/2024	15,000	(4)	(27)	2	0
Pay	28-Day MXN-TIIE	7.020%	06/08/2034	3,000	(2)	(8)	1	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034	3,000	(8)	(6)	0	0

					$1,161	$(3,929)	$481	$(21)

Total Swap Agreements					$1,220	$(3,927)	$485	$(21)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(h)	Securities with an aggregate market value of $13,548 and cash of $344 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)		Total	Market Value	Variation Margin Liability (1)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$96	$485	$581	$0	$(715)	$(21)	$(736)

(1)	Unsettled variation margin asset of $1 and liability of $(1) for closed futures is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		CAD	2,951	$		2,679	$43	$0
	10/2014		EUR	2,159			2,812	85	0
	10/2014	$		1,886		EUR	1,457	0	(46)
	12/2014		GBP	10,507	$		16,969	0	(54)
	05/2015		CAD	12,529			11,415	284	0
	06/2015		EUR	5,334			7,252	499	0
	06/2015	$		2,833		EUR	2,169	0	(87)
	06/2016		EUR	14,650	$		20,059	1,298	0
	06/2016	$		862		EUR	638	0	(45)

BPS	12/2014		MXN	163,357	$		12,416	313	0
	12/2014	$		1,713		MXN	22,917	0	(16)
	01/2015		MXN	160,267	$		12,090	247	0
	02/2015			70,256			5,303	119	0
	04/2015		BRL	37			15	1	0
	06/2015		EUR	2,270			3,079	205	0
	06/2015	$		3,898		EUR	2,908	0	(217)
	10/2015		BRL	13,000	$		5,188	369	0

BRC	10/2014		EUR	129			170	7	0
	10/2014	$		6,139		EUR	4,682	0	(225)
	11/2014		JPY	254,200	$		2,317	0	(1)
	06/2015		EUR	2,878			3,910	266	0
	06/2015	$		2,809		EUR	2,097	0	(154)
	06/2016		EUR	2,837	$		3,901	266	0

CBK	10/2014			59,045			77,832	3,256	0
	10/2014	$		7,867		EUR	6,026	0	(255)
	11/2014		AUD	3,291	$		2,868	0	(7)
	12/2014		JPY	294,000			2,750	68	0
	12/2014	$		1,111		GBP	690	7	0
	02/2015		MXN	78,054	$		5,911	148	0
	06/2015		EUR	2,621			3,583	265	0
	06/2015	$		1,463		EUR	1,106	0	(63)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	143

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
DUB	10/2014		JPY	649,500	$		6,082	$160	$0
	12/2014		MXN	16,532			1,257	33	0
	08/2015		EUR	8,900			11,919	642	0
	02/2016			2,700			3,633	193	0
	06/2016			1,476			2,021	131	0
	06/2016	$		1,648		EUR	1,219	0	(87)

FBF	10/2014			2,052			1,557	0	(86)
	11/2014		JPY	622,400	$		5,689	13	0
	12/2014		MXN	80,660			6,113	139	0
	12/2014	$		3,994		MXN	52,568	0	(100)
	06/2015		EUR	4,212	$		5,717	385	0
	06/2015	$		13,858		EUR	10,337	0	(772)
	07/2015		BRL	222	$		91	7	0

GLM	10/2014		JPY	1,170,924			11,248	572	0
	10/2014	$		11,959		EUR	9,198	0	(341)
	11/2014		MXN	44,377	$		3,353	58	0
	12/2014			45,060			3,415	77	0
	12/2014	$		600		MXN	8,016	0	(6)
	06/2015			1,068		EUR	803	0	(51)
	07/2015		BRL	12,780	$		5,245	388	0

HUS	10/2014	$		2,702		EUR	2,076	0	(80)
	11/2014		AUD	1,261	$		1,098	0	(3)
	04/2015		BRL	3,963			1,609	66	0

JPM	10/2014		JPY	1,138,600			10,730	348	0
	10/2014	$		27,184		JPY	2,959,024	0	(205)
	11/2014		JPY	2,959,024	$		27,191	205	0
	12/2014			332,000			3,113	83	0
	12/2014		MXN	52,568			3,997	104	0
	12/2014	$		3,368		MXN	44,135	0	(99)
	06/2015			5,695		EUR	4,259	0	(303)
	07/2015		BRL	13,000	$		5,349	408	0

MSB	11/2014		MXN	86,213			6,524	127	0
	12/2014			43,128			3,261	65	0
	06/2015		EUR	3,710			5,086	389	0
	06/2016			3,984			5,479	378	0

NAB	06/2015			2,885			3,923	271	0
	06/2016			8,667			11,900	799	0
	07/2016			5,762			7,817	426	0

RBC	12/2014		MXN	765			58	2	0
	02/2015	$		5,876		MXN	77,644	0	(144)

SOG	12/2014		MXN	40,478	$		3,080	80	0

UAG	10/2014		EUR	231			304	12	0
	10/2014	$		46,771		EUR	36,568	0	(583)
	11/2014		EUR	36,568	$		46,780	583	0
	12/2014		JPY	264,000			2,475	66	0
	12/2014	$		200		MXN	2,671	0	(2)
	06/2015			305		EUR	231	0	(12)
	01/2016		BRL	10,000	$		3,860	243	0

Total Forward Foreign Currency Contracts								$15,199	$(4,044)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2019	1.750%	$ 31,100	$(1,140)	$12	$0	$(1,128)
	Citigroup, Inc.	1.000%	09/20/2016	0.332%	1,000	12	1	13	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%	100	1	0	1	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%	1,000	4	7	11	0
	Mexico Government International Bond	1.000%	09/20/2019	0.836%	300	2	0	2	0

144	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Italy Government International Bond	1.000%	09/20/2016	0.519%	$100	$1	$0	$1	$0

BRC	China Government International Bond	1.000%	09/20/2016	0.342%	2,900	42	(4)	38	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.325%	700	8	2	10	0
	Indonesia Government International Bond	1.000%	09/20/2017	0.898%	600	(22)	24	2	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%	800	(5)	7	2	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%	200	0	0	0	0
	Russia Government International Bond	1.000%	09/20/2015	2.089%	700	(9)	2	0	(7)

CBK	Indonesia Government International Bond	1.000%	09/20/2017	0.898%	400	(14)	15	1	0
	Italy Government International Bond	1.000%	06/20/2017	0.652%	1,400	8	5	13	0
	Mexico Government International Bond	1.000%	03/20/2016	0.357%	500	(9)	14	5	0
	Rosneft Oil Co. Via Rosneft International Finance Ltd.	1.000%	03/20/2015	2.449%	5,800	(44)	6	0	(38)
	Russia Government International Bond	1.000%	09/20/2015	2.089%	2,900	(34)	4	0	(30)
	Russia Government International Bond	1.000%	03/20/2019	2.398%	600	(35)	1	0	(34)
	Sberbank of Russia	1.000%	09/20/2015	2.733%	400	(7)	0	0	(7)

DUB	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.204%	400	6	0	6	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%	500	(4)	4	0	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%	1,000	(1)	1	0	0
	JPMorgan Chase & Co.	1.000%	09/20/2016	0.319%	700	9	1	10	0
	Russia Government International Bond	1.000%	09/20/2015	2.089%	200	(2)	0	0	(2)

FBF	Indonesia Government International Bond	1.000%	09/20/2017	0.898%	400	(14)	16	2	0

GST	Italy Government International Bond	1.000%	06/20/2017	0.652%	500	3	2	5	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%	300	(1)	2	1	0
	Japan Government International Bond	1.000%	12/20/2015	0.115%	1,700	(16)	35	19	0

HUS	China Government International Bond	1.000%	09/20/2016	0.342%	10,000	143	(10)	133	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%	1,300	(7)	10	3	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%	100	1	1	2	0
	Mexico Government International Bond	1.000%	09/20/2019	0.836%	100	1	0	1	0
	Russia Government International Bond	1.000%	03/20/2019	2.398%	3,400	(199)	5	0	(194)

JPM	Brazil Government International Bond	1.000%	12/20/2019	1.750%	200	(7)	0	0	(7)
	Sberbank of Russia	1.000%	09/20/2015	2.733%	100	(2)	0	0	(2)

UAG	Japan Government International Bond	1.000%	12/20/2015	0.115%	2,600	0	28	28	0

						$(1,331)	$191	$309	$(1,449)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	145

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	300	$0	$0	$0	$0

BPS	Pay	1-Year BRL-CDI	12.055%	01/04/2021		2,000	0	2	2	0

BRC	Pay	28-Day MXN-TIIE	5.750%	06/08/2020	MXN	1,000	(1)	2	1	0

DUB	Pay	28-Day MXN-TIIE	6.810%	06/19/2034		1,000	(1)	(1)	0	(2)

FBF	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	17,200	29	(9)	20	0

HUS	Pay	28-Day MXN-TIIE	5.000%	06/11/2018	MXN	26,000	(42)	48	6	0

JPM	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		17,000	(26)	30	4	0

UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	7,200	(29)	1	0	(28)
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	4,400	(7)	2	0	(5)
	Pay	28-Day MXN-TIIE	6.300%	04/26/2024		15,000	23	(26)	0	(3)

							$(54)	$49	$33	$(38)

Total Swap Agreements							$(1,385)	$240	$342	$(1,487)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(j)	Securities with an aggregate market value of $336 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$2,209	$0	$27	$2,236	$(232)	$0	$(1,128)	$(1,360)	$876	$(1,820)	$(944)
BPS	1,254	0	3	1,257	(233)	0	0	(233)	1,024	(1,170)	(146)
BRC	539	0	53	592	(380)	0	(7)	(387)	205	(310)	(105)
CBK	3,744	0	19	3,763	(325)	0	(109)	(434)	3,329	(2,990)	339
DUB	1,159	0	16	1,175	(87)	0	(4)	(91)	1,084	(840)	244
FBF	544	0	22	566	(958)	0	0	(958)	(392)	336	(56)
GLM	1,095	0	0	1,095	(398)	0	0	(398)	697	(590)	107
GST	0	0	25	25	0	0	0	0	25	0	25
HUS	66	0	145	211	(83)	0	(194)	(277)	(66)	0	(66)
JPM	1,148	0	4	1,152	(607)	0	(9)	(616)	536	(400)	136
MSB	959	0	0	959	0	0	0	0	959	(840)	119
NAB	1,496	0	0	1,496	0	0	0	0	1,496	(1,230)	266
RBC	2	0	0	2	(144)	0	0	(144)	(142)	0	(142)
SOG	80	0	0	80	0	0	0	0	80	0	80
UAG	904	0	28	932	(597)	0	(36)	(633)	299	(270)	29

Total Over the Counter	$15,199	$0	$342	$15,541	$(4,044)	$0	$(1,487)	$(5,531)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

146	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$96	$96
Swap Agreements	0	4	0	0	481	485

	$0	$4	$0	$0	$577	$581

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15,199	$0	$15,199
Swap Agreements	0	309	0	0	33	342

	$0	$309	$0	$15,199	$33	$15,541

	$0	$313	$0	$15,199	$610	$16,122

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$715	$715
Swap Agreements	0	0	0	0	21	21

	$0	$0	$0	$0	$736	$736

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,044	$0	$4,044
Swap Agreements	0	1,449	0	0	38	1,487

	$0	$1,449	$0	$4,044	$38	$5,531

	$0	$1,449	$0	$4,044	$774	$6,267

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$8,622	$8,622
Swap Agreements	0	64	0	0	678	742

	$0	$64	$0	$0	$9,300	$9,364

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,339	$0	$5,339
Swap Agreements	0	182	0	0	86	268

	$0	$182	$0	$5,339	$86	$5,607

	$0	$246	$0	$5,339	$9,386	$14,971

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,840)	$(2,840)
Swap Agreements	0	(4)	0	0	(6,399)	(6,403)

	$0	$(4)	$0	$0	$(9,239)	$(9,243)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,025	$0	$11,025
Swap Agreements	0	(32)	0	0	(34)	(66)

	$0	$(32)	$0	$11,025	$(34)	$10,959

	$0	$(36)	$0	$11,025	$(9,273)	$1,716

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	147

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$249,440	$0	$249,440
Industrials	0	47,113	0	47,113
Utilities	0	32,501	0	32,501
Municipal Bonds & Notes
California	0	36,419	0	36,419
Mississippi	0	863	0	863
New York	0	16,248	0	16,248
Texas	0	8,745	0	8,745
Virginia	0	594	0	594
U.S. Government Agencies	0	127,993	0	127,993
U.S. Treasury Obligations	0	123,316	0	123,316
Mortgage-Backed Securities	0	51,107	3,208	54,315
Asset-Backed Securities	0	80,032	7,796	87,828
Sovereign Issues	0	122,076	0	122,076
Short-Term Instruments
Certificates of Deposit	0	36,556	0	36,556
Commercial Paper	0	49,612	0	49,612
Repurchase Agreements	0	54,905	0	54,905
Short-Term Notes	0	7,400	0	7,400
Japan Treasury Bills	0	8,115	0	8,115
Mexico Treasury Bills	0	51,844	0	51,844
	$0	$1,104,879	$11,004	$1,115,883

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$445,624	$0	$0	$445,624

Total Investments	$445,624	$1,104,879	$11,004	$1,561,507

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	95	485	0	580
Over the counter	0	15,541	0	15,541
	$95	$16,026	$0	$16,121

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(714)	(21)	0	(735)
Over the counter	0	(5,531)	0	(5,531)
	$(714)	$(5,552)	$0	$(6,266)

Totals	$445,005	$1,115,353	$11,004	$1,571,362

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

148	PIMCO BOND FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2014 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, and Class C shares of eleven funds (each a “Fund” and collectively the “Funds”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	149

Notes to Financial Statements (Cont.)

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update became effective for interim or annual periods beginning on or after December 15, 2013. In accordance with investment company reporting requirements under U.S. GAAP, the Funds adopted the ASU for the six month period ended September 30, 2014. The ASU did not have an impact on the Funds’ financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally

4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the Adviser. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if

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adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use

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inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability

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of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2014, The PIMCO Investment Grade Corporate Bond Fund had $47,326,132 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The

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rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2014 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored  Enterprises Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, such as U.S. Treasury Strips which are Treasury fixed income securities sold at a discount to face value and offer no interest payments; rather, investors receive par at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home

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Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.

FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

Certain Funds may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Extended Duration Fund	$8,270	$122,110	$(117,660)	$0	$1	$12,721	$10	$0
PIMCO GNMA Fund	190,747	301,544	(283,700)	15	5	208,611	245	0
PIMCO Investment Grade Corporate Bond Fund	12,954	586,012	(592,660)	17	0	6,323	13	0
PIMCO Long Duration Total Return Fund	247,973	1,053,942	(1,123,200)	37	(9)	178,743	242	0
PIMCO Long-Term U.S. Government Fund	27,769	630,054	(493,770)	4	2	164,059	54	0
PIMCO Moderate Duration Fund	5	3,500	(3,505)	0	0	0	0	0
PIMCO Mortgage-Backed Securities Fund	2,233	138,222	(111,730)	1	1	28,727	23	0
PIMCO Mortgage Opportunities Fund	5,354	252,680	(146,421)	4	3	111,620	80	0
PIMCO Total Return Fund II	10	0	(10)	0	0	0	0	0
PIMCO Total Return Fund III	9	0	(9)	0	0	0	0	0
PIMCO Total Return Fund IV	1	0	(1)	0	0	0	0	0

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO GNMA Fund	$104,968	$100,199	$0	$0	$(10)	$205,157	$198	$0
PIMCO Investment Grade Corporate Bond Fund	51	18,200	(39)	0	0	18,212	0	0
PIMCO Long Duration Total Return Fund	0	116,854	0	0	(12)	116,842	54	0
PIMCO Moderate Duration Fund	565,369	664,722	(564,700)	(32)	33	665,392	907	0
PIMCO Mortgage-Backed Securities Fund	18	0	0	0	0	18	0	0
PIMCO Mortgage Opportunities Fund	0	3,600	0	0	0	3,600	0	0
PIMCO Total Return Fund II	113	1,185,367	(633,300)	(20)	(21)	552,139	857	0
PIMCO Total Return Fund III	247,976	1,503,444	(1,171,100)	(29)	(19)	580,272	1,135	0
PIMCO Total Return Fund IV	238,062	526,579	(319,000)	34	(51)	445,624	579	0

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

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(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit

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protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  Certain Funds may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

Options on Securities  Certain Funds may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a

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Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. treasury issues as of period end are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required

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to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

7. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management.

A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This,

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combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/

or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the Adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a

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counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statements of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average

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daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A, B, and C Classes
PIMCO Extended Duration Fund	0.25%	0.25%	0.35%	N/A	N/A	N/A
PIMCO GNMA Fund	0.25%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO Investment Grade Corporate Bond Fund	0.25%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO Long Duration Total Return Fund	0.25%	0.25%	0.35%	N/A	N/A	N/A
PIMCO Long-Term U.S. Government Fund	0.225%	0.25%	0.35%	0.25%	N/A	0.35%
PIMCO Moderate Duration Fund	0.25%	0.21%	0.31%	N/A	N/A	N/A
PIMCO Mortgage-Backed Securities Fund	0.25%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO Mortgage Opportunities Fund	0.35%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO Total Return Fund II	0.25%	0.25%	0.35%	0.25%	N/A	N/A
PIMCO Total Return Fund III	0.25%	0.25%	0.35%	0.25%	N/A	N/A
PIMCO Total Return Fund IV	0.25%	0.25%	0.35%	N/A	N/A	0.35%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2014, the Distributor received $4,229,322 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	163

Notes to Financial Statements (Cont.)

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO Mortgage Opportunities Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of the Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. As of September 30, 2014, there were no recoverable amounts.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2014, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Investment Grade Corporate Bond Fund	$579,665	$285,233
PIMCO Long Duration Total Return Fund	167,497	23,077
PIMCO Long-Term U.S. Government Fund	14,875	0
PIMCO Moderate Duration Fund	57,752	42,409
PIMCO Total Return Fund II	29,215	29,905
PIMCO Total Return Fund III	551,814	543,166
PIMCO Total Return Fund IV	44,825	208

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its

164	PIMCO BOND FUNDS

September 30, 2014 (Unaudited)

investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2014, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Extended Duration Fund	$162,961	$126,696	$5,194	$2,261
PIMCO GNMA Fund	12,532,637	12,569,975	26,199	21,093
PIMCO Investment Grade Corporate Bond Fund	1,485,973	1,715,161	2,402,715	1,196,096
PIMCO Long Duration Total Return Fund	1,541,240	1,374,396	850,378	220,852
PIMCO Long-Term U.S. Government Fund	4,456,186	960,506	81,753	15,847
PIMCO Moderate Duration Fund	1,962,695	2,141,232	326,898	288,474
PIMCO Mortgage-Backed Securities Fund	2,642,864	2,690,864	2,011	740
PIMCO Mortgage Opportunities Fund	8,660,774	8,802,881	129,648	70,428
PIMCO Total Return Fund II	3,180,193	4,271,771	90,718	112,524
PIMCO Total Return Fund III	2,998,979	4,058,044	337,226	310,312
PIMCO Total Return Fund IV	850,968	1,277,921	288,496	102,442

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	165

Notes to Financial Statements (Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Extended Duration Fund (1)				PIMCO GNMA Fund
	Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	12,864	$93,087	14,001	$93,226	3,828	$43,032	11,291	$126,511
Class P	1,551	11,632	3,127	21,517	3,088	34,836	2,091	23,706
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	1,222	13,704	4,532	51,015
Class A	0	0	0	0	1,850	20,828	6,318	70,918
Class B	0	0	0	0	0	1	4	36
Class C	0	0	0	0	214	2,395	1,004	11,332
Issued as reinvestment of distributions
Institutional Class	547	4,022	2,358	15,197	273	3,073	1,001	11,189
Class P	37	268	154	994	36	404	169	1,894
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	86	965	397	4,431
Class A	0	0	0	0	219	2,463	1,036	11,572
Class B	0	0	0	0	1	6	8	93
Class C	0	0	0	0	46	521	315	3,515
Cost of shares redeemed
Institutional Class	(6,291)	(45,794)	(11,587)	(76,056)	(3,679)	(41,366)	(27,184)	(303,426)
Class P	(2,334)	(16,887)	(1,309)	(8,845)	(927)	(10,420)	(7,070)	(78,866)
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	(2,238)	(25,155)	(13,022)	(145,114)
Class A	0	0	0	0	(6,856)	(77,095)	(27,841)	(310,749)
Class B	0	0	0	0	(186)	(2,081)	(420)	(4,677)
Class C	0	0	0	0	(2,101)	(23,595)	(12,883)	(144,114)
Net increase (decrease) resulting from Fund share transactions	6,374	$46,328	6,744	$46,033	(5,124)	$(57,484)	(60,254)	$(670,734)

166	PIMCO BOND FUNDS

September 30, 2014 (Unaudited)

PIMCO Investment Grade Corporate Bond Fund (2)				PIMCO Long Duration Total Return Fund (3)				PIMCO Long-Term U.S. Government Fund (4)
Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

145,225	$1,554,083	93,094	$999,347	121,069	$1,394,120	137,861	$1,508,553	376,588	$3,869,140	34,144	$351,650
11,427	122,353	17,456	188,371	462	5,269	869	9,578	1,854	19,168	8,622	83,980
2,781	29,613	12,417	135,975	0	0	0	0	2,013	20,676	2,089	21,212
4,516	48,130	19,489	211,905	0	0	0	0	0	0	0	0
8,818	93,927	32,385	349,702	0	0	0	0	8,868	90,042	14,961	151,020
0	0	0	0	0	0	0	0	1	1	5	42
2,186	23,300	10,658	116,182	0	0	0	0	193	1,951	348	3,462

4,679	49,945	20,103	212,100	8,085	93,243	23,776	259,801	2,085	21,624	3,931	38,585
368	3,925	1,445	15,226	21	248	67	731	21	212	58	570
229	2,444	786	8,240	0	0	0	0	69	709	257	2,487
711	7,588	3,407	35,843	0	0	0	0	0	0	0	0
1,535	16,381	6,940	72,841	0	0	0	0	200	2,046	729	7,050
0	0	0	0	0	0	0	0	0	2	2	18
595	6,346	2,978	31,192	0	0	0	0	17	172	86	832

(62,989)	(670,822)	(423,636)	(4,485,527)	(81,449)	(926,541)	(300,600)	(3,274,772)	(32,005)	(321,818)	(128,044)	(1,257,075)
(6,463)	(68,750)	(41,585)	(442,162)	(213)	(2,417)	(1,614)	(17,580)	(1,518)	(15,289)	(4,853)	(47,835)
(2,820)	(30,063)	(21,240)	(226,030)	0	0	0	0	(1,068)	(10,903)	(3,292)	(32,577)
(10,521)	(111,967)	(65,860)	(704,882)	0	0	0	0	0	0	0	0
(25,050)	(267,253)	(93,529)	(991,377)	0	0	0	0	(10,266)	(104,702)	(17,045)	(168,268)
0	0	0	0	0	0	0	0	(26)	(260)	(187)	(1,859)
(9,436)	(100,381)	(45,717)	(484,261)	0	0	0	0	(520)	(5,275)	(4,150)	(41,079)
65,791	$708,799	(470,409)	$(4,957,315)	47,975	$563,922	(139,641)	$(1,513,689)	346,506	$3,567,496	(92,339)	$(887,785)

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	167

Notes to Financial Statements (Cont.)

	PIMCO Moderate Duration Fund				PIMCO Mortgage-Backed Securities Fund (5)
	Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	36,961	$395,248	60,139	$642,555	1,283	$13,346	2,917	$30,199
Class P	462	4,948	729	7,832	261	2,720	300	3,129
Administrative Class	0	0	0	0	185	1,916	496	5,126
Class D	0	0	0	0	355	3,701	1,037	10,757
Class A	0	0	0	0	130	1,351	476	4,948
Class B	0	0	0	0	0	0	4	41
Class C	0	0	0	0	12	131	149	1,545
Issued as reinvestment of distributions
Institutional Class	2,238	23,946	5,737	61,208	121	1,265	441	4,550
Class P	13	138	49	523	7	72	28	292
Administrative Class	0	0	0	0	31	326	98	1,010
Class D	0	0	0	0	56	585	156	1,611
Class A	0	0	0	0	38	393	121	1,244
Class B	0	0	0	0	0	2	1	8
Class C	0	0	0	0	8	79	23	240
Cost of shares redeemed
Institutional Class	(39,959)	(426,959)	(81,723)	(870,449)	(2,947)	(30,635)	(16,387)	(169,222)
Class P	(1,118)	(11,935)	(2,450)	(26,045)	(239)	(2,489)	(2,950)	(30,679)
Administrative Class	0	0	0	0	(2,316)	(24,116)	(1,185)	(12,261)
Class D	0	0	0	0	(1,020)	(10,596)	(4,005)	(41,403)
Class A	0	0	0	0	(877)	(9,121)	(4,137)	(42,729)
Class B	0	0	0	0	(15)	(152)	(48)	(498)
Class C	0	0	0	0	(171)	(1,780)	(937)	(9,675)
Net increase (decrease) resulting from Fund share transactions	(1,403)	$(14,614)	(17,519)	$(184,376)	(5,098)	$(53,002)	(23,402)	$(241,767)

168	PIMCO BOND FUNDS

September 30, 2014 (Unaudited)

PIMCO Mortgage Opportunities Fund (6)				PIMCO Total Return Fund II				PIMCO Total Return Fund III
Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

15,223	$168,873	89,222	$980,108	16,663	$172,872	70,518	$726,253	16,607	$159,050	72,958	$697,519
5,850	65,157	1,070	11,842	138	1,434	313	3,246	1,281	12,255	5,820	55,798
0	0	0	0	512	5,312	1,433	14,810	1,239	11,846	2,879	27,674
691	7,689	5,016	55,199	0	0	0	0	0	0	0	0
401	4,461	1,887	20,821	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
184	2,042	315	3,482	0	0	0	0	0	0	0	0

1,977	21,983	2,500	27,504	2,033	21,151	5,976	61,783	2,753	26,404	10,037	95,804
51	562	26	285	10	100	31	321	106	1,020	349	3,330
0	0	0	0	40	420	121	1,249	101	966	340	3,241
56	626	122	1,340	0	0	0	0	0	0	0	0
30	333	37	410	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
7	78	10	106	0	0	0	0	0	0	0	0

(10,493)	(116,665)	(21,350)	(235,042)	(79,926)	(829,442)	(108,760)	(1,123,751)	(74,454)	(713,134)	(157,090)	(1,501,682)
(768)	(8,528)	(1,049)	(11,481)	(229)	(2,372)	(801)	(8,274)	(2,924)	(28,050)	(5,419)	(51,743)
0	0	0	0	(760)	(7,866)	(2,849)	(29,519)	(1,447)	(13,840)	(3,265)	(31,198)
(479)	(5,322)	(5,842)	(64,100)	0	0	0	0	0	0	0	0
(1,207)	(13,423)	(618)	(6,807)	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
(70)	(775)	(60)	(661)	0	0	0	0	0	0	0	0
11,453	$127,091	71,286	$783,006	(61,519)	$(638,391)	(34,018)	$(353,882)	(56,738)	$(543,483)	(73,391)	$(701,257)

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	169

Notes to Financial Statements (Cont.)

	PIMCO Total Return Fund IV
	Six Months Ended 09/30/2014		Year Ended 03/31/2014
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	22,767	$241,871	52,071	$550,824
Class P	5	53	11	100
Administrative Class	0	0	0	0
Class A	171	1,813	988	10,476
Class C	53	558	365	3,929
Issued as reinvestment of distributions
Institutional Class	746	7,941	2,099	22,150
Class P	0	1	0	5
Administrative Class	0	0	0	0
Class A	8	88	35	373
Class C	0	2	5	53
Cost of shares redeemed
Institutional Class	(5,017)	(53,314)	(10,917)	(115,987)
Class P	(10)	(103)	(25)	(260)
Administrative Class	0	0	0	0
Class A	(426)	(4,528)	(848)	(8,971)
Class C	(218)	(2,318)	(221)	(2,335)
Net increase (decrease) resulting from Fund share transactions	18,079	$192,064	43,563	$460,357

(1)	As of September 30, 2014, three shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 47% of the Fund.
(2)	As of September 30, 2014, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 11% of the Fund, and the shareholder is a related party of the Fund.*
(3)	As of September 30, 2014, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 23% of the Fund, and each of the two shareholders are related parties of the Fund.*
(4)	As of September 30, 2014, two shareholders owned 10% or more of the total Fund’s outstanding shares comprising 83% of the Fund, and each of the two shareholders are related parties of the Fund.
(5)	As of September 30, 2014, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 14% of the Fund.
(6)	As of September 30, 2014, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 29% of the Fund, and each of the two shareholders are related parties of the Fund.*
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2014, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2011-2013, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

170	PIMCO BOND FUNDS

September 30, 2014 (Unaudited)

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2014, the Funds had the following post-effective capital losses with no expiration:

	Short-Term	Long- Term
PIMCO Extended Duration Fund	$4,790	$23,359
PIMCO GNMA Fund	39,904	8,001
PIMCO Investment Grade Corporate Bond Fund	0	0
PIMCO Long Duration Total Return Fund	113,424	0
PIMCO Long-Term U.S. Government Fund*	98,174	98,427
PIMCO Moderate Duration Fund	0	0
PIMCO Mortgage-Backed Securities Fund	10,171	5,820
PIMCO Mortgage Opportunities Fund	7,722	1,697
PIMCO Total Return Fund II	20,188	0
PIMCO Total Return Fund III	21,456	0
PIMCO Total Return Fund IV	8,149	0

*	Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations

As of September 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO Extended Duration Fund	$346,439	$26,344	$(1,409)	$24,935
PIMCO GNMA Fund	1,686,026	8,308	(11,020)	(2,712)
PIMCO Investment Grade Corporate Bond Fund	6,430,287	262,892	(55,758)	207,134
PIMCO Long Duration Total Return Fund	5,757,789	459,566	(59,908)	399,658
PIMCO Long-Term U.S. Government Fund	4,614,330	59,153	(8,476)	50,677
PIMCO Moderate Duration Fund	2,627,936	44,119	(29,205)	14,914
PIMCO Mortgage-Backed Securities Fund	327,788	5,443	(1,874)	3,569
PIMCO Mortgage Opportunities Fund	1,486,080	43,865	(11,102)	32,763
PIMCO Total Return Fund II	2,343,331	66,316	(12,299)	54,017
PIMCO Total Return Fund III	2,963,030	53,317	(43,265)	10,052
PIMCO Total Return Fund IV	1,560,819	17,638	(16,950)	688

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	171

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RDR	RBC Dain Rausher, Inc.
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JPS	JPMorgan Securities, Inc.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	MEI	Merrill Lynch International	SOG	Societe Generale
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	NAB	National Australia Bank Ltd.	WFS	Wells Fargo Securities, LLC
FOB	Credit Suisse Securities (USA) LLC	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	NZD	New Zealand Dollar
BRL	Brazilian Real	GBP	British Pound	SGD	Singapore Dollar
CAD	Canadian Dollar	INR	Indian Rupee	TRY	Turkish New Lira
CHF	Swiss Franc	JPY	Japanese Yen	USD (or $)	United States Dollar
CNY	Chinese Renminbi	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index
CDX.HY	Credit Derivatives Index - High Yield	CPI	Consumer Price Index

Municipal Bond or Agency Abbreviations:
FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CBO	Collateralized Bond Obligation	LIBOR	London Interbank Offered Rate
ADR	American Depositary Receipt	CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration
AID	Agency International Development	CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	REIT	Real Estate Investment Trust
BABs	Build America Bonds	CMBS	Collateralized Mortgage-Backed Security	TBD	To Be Determined
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
BBSW	Bank Bill Swap Reference Rate	FSB	Federal Savings Bank	TIIE	Tasa de Interés Interbancaria de Equilibrio

172	PIMCO BOND FUNDS

Approval of Investment Advisory Contract

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 11-12, 2014, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2015. The Board also considered and approved for an additional one-year term through August 31, 2015, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“Research Affiliates”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2015; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates, on behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2015.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and Research Affiliates. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and Research Affiliates, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and Research Affiliates in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees, without management present, at the August 11-12, 2014 meeting. The independent Trustees also conducted a telephonic meeting with counsel to the Trust and the independent Trustees on August 5, 2014 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	173

Approval of Investment Advisory Contract (Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO Low Volatility RAFI®-PLUS suite, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses counterparties that meet its stringent and monitored criteria. The Trustees also considered that PIMCO’s collateral management team utilizes the counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2013, including, but not limited to, constructing and moving into a new global headquarters in Newport Beach in May 2014; investing significant resources into developing its global portfolio management expertise; expanding PIMCO’s technology team and investing in technology, with a focus on projects that increase capacity and investment management stability; engaging in detailed preparation efforts for the potential consequences of an unanticipated financial crisis or global liquidity vacuum; focusing on global business continuity program management; investing in additional personnel with fund operations expertise, including additional accounting, financial reporting, pricing and tax resources; and continuing to develop the PIMCO Accounting Yield Application (or PAY), which provides yield and income reporting, and the rollout of the Pricing Portal, which is a web-based workflow application that will automate the daily pricing review process, improve communications among stakeholders and enhance the ability to identify pricing variance and provide feedback to pricing vendors.

Similarly, the Board considered the asset-allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund. The Board considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs; its oversight of matters that may involve conflicts of interest with the Trust; its efforts

174	PIMCO BOND FUNDS

(Unaudited)

to keep the Trustees informed about matters relevant to the Trust and its shareholders. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under both Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services under that Agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Agreements continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2014 and other performance data, as available, for the period ended June 30, 2014 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2014 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 11-12, 2014 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods ended May 31, 2014. The Board noted that, as of May 31, 2014, the Institutional Class of 61%, 67% and 80% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least five years of performance history, 93% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2014. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the supervisory and administrative fees for the PIMCO Emerging Markets Bond Fund effective October 1, 2014, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	175

Approval of Investment Advisory Contract (Cont.)

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reductions in supervisory and administrative fees for PIMCO Emerging Markets Bond Fund effective October 1, 2014. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over time and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO standard separate account fee rates in 47 out of 60 comparisons. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds for various other reasons, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities per contract and diverse servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations than when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund fees, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have

176	PIMCO BOND FUNDS

(Unaudited)

few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the previous year while 2014 net income is expected to decline due to the fee impact of outflows. Additionally, the Board noted that profit margins were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception, fee reductions or waivers, and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been reduced for some Funds over time (including the proposed reductions for certain classes of PIMCO Emerging Markets Bond Fund to be effective October 1, 2014), had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified supervision and administrative fee.

The Trustees also considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted that the benefits of the unified fee were apparent during the 2008 financial crisis, as the total expense ratios of certain funds in other fund complexes that do not have a unified fee increased due to decreases in fund assets; moreover, these benefits may reemerge in the event a particular Fund’s assets decline in the future. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, including, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those described above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	177

Approval of Investment Advisory Contract (Cont.)

(Unaudited)

economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

178	PIMCO BOND FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4002SAR_093014

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2014

Credit Bond Funds

PIMCO Convertible Fund

PIMCO Credit Absolute Return Fund

PIMCO Diversified Income Fund

PIMCO Floating Income Fund

PIMCO High Yield Fund

PIMCO High Yield Spectrum Fund

PIMCO Long-Term Credit Fund

PIMCO Senior Floating Rate Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		14
Benchmark Descriptions		16
Financial Highlights		18
Statements of Assets and Liabilities		30
Statements of Operations		34
Statements of Changes in Net Assets		36
Statement of Cash Flows		38
Notes to Financial Statements		136
Glossary		158
Approval of Investment Advisory Contract		159

Fund	Fund Summary	Schedule of Investments

PIMCO Convertible Fund	6	39
PIMCO Credit Absolute Return Fund	7	47
PIMCO Diversified Income Fund	8	59
PIMCO Floating Income Fund	9	75
PIMCO High Yield Fund	10	90
PIMCO High Yield Spectrum Fund	11	101
PIMCO Long-Term Credit Fund	12	108
PIMCO Senior Floating Rate Fund	13	128

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report covering the six-month reporting period ended September 30, 2014, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

As previously announced on September 26, 2014, William “Bill” Gross, PIMCO’s Chief Investment Officer and co-founder, resigned from the firm. PIMCO subsequently elected Daniel Ivascyn to serve as Group Chief Investment Officer (“Group CIO”). In addition, PIMCO appointed Andrew Balls, CIO Global Fixed Income; Mark Kiesel, CIO Global Credit; Virginie Maisonneuve, CIO Global Equities; Scott Mather, CIO U.S. Core Strategies; and Mihir Worah, CIO Real Return and Asset Allocation. Outside of the reporting period on November 3, 2014, PIMCO announced that Marc Seidner will return to the firm effective November 12 in a new role as CIO Non-traditional Strategies and Head of Portfolio Management in the New York office. Under this leadership structure, Andrew and Mihir have additional managerial responsibility for PIMCO’s Portfolio Management group and trade floor activities globally. Andrew will oversee Portfolio Management in Europe and Asia-Pacific, and Mihir will oversee Portfolio Management in the U.S. Douglas Hodge, PIMCO’s Chief Executive Officer, and Jay Jacobs, President, will continue to serve as the firm’s senior executive leadership team, spearheading PIMCO’s business strategy, client service and the firm’s operations.

These appointments are a further evolution of the structure that PIMCO established earlier in 2014, reflecting our belief that the best approach for PIMCO’s clients and our firm is an investment leadership team of seasoned, highly skilled investors overseeing all areas of PIMCO’s investment activities.

During his 43 years at PIMCO, Mr. Gross made great contributions to building the firm and delivering value to PIMCO’s clients. Over this period PIMCO developed into a global asset manager, expanding beyond core fixed income, now encompassing nearly 2,500 employees across 13 offices, including over 250 portfolio managers. Mr. Gross was also responsible for starting PIMCO’s robust investment process, with a focus on long-term macroeconomic views and bottom-up security selection—a process that is well institutionalized and will continue into PIMCO’s future.

Financial market highlights of our six-month reporting period include:

■

Investors generally reacted positively to better clarity regarding central bank policy despite a period marked by ongoing geopolitical risks, namely tension between Ukraine and Russia, and the growing unrest in the Middle East. Investors reacted to these geopolitical events by either embracing risk assets (at times when concerns ebbed) or resorting to the perceived safety of high quality fixed income assets (at times of heightened concern). Geopolitical uncertainty continues to test the global economy and markets, impacting growth in Europe and contributing to increasing investor concern.

■

The U.S. economy showed signs of improvement on steady employment growth and renewed business investment activity. At its September 2014 meeting, the Federal Reserve (“Fed”) reiterated its intent to keep the Federal Funds Rate near zero for a considerable time even after the completion of its quantitative easing program by the end of October 2014. The Fed noted that future increases in the Federal Funds Rate would be dependent on signs of continuing economic improvement in the U.S., including a decline in the unemployment rate. Outside of the reporting period on October 29, 2014 the Fed announced the conclusion of its purchase program. The yield on the benchmark ten-year U.S. Treasury note was 2.49% at the end of the reporting period, compared with 2.72% on March 31, 2014. U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 1.70%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.21% for the reporting period.

■

In Europe, slower economic growth and fears of deflation prompted a series of unprecedented actions by the European Central Bank (“ECB”). Mario Draghi, ECB President, lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a liquidity channel to help encourage bank lending, and announced plans for an asset purchase program.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.69%, as represented by the Barclays U.S. TIPS Index. Longer-dated U.S. real yields decreased slightly during the reporting period, while shorter-maturity yields increased. Inflation expectations declined marginally as headline inflation decelerated from the 2% level seen

2	PIMCO CREDIT BOND FUNDS

earlier in 2014 as food, energy, and transportation prices fell. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 11.76%.

■

Agency mortgage-backed securities (“MBS”) generally posted positive returns, but underperformed like-duration U.S. Treasuries due to supply pressure from larger levels of issuance and increasing concerns of MBS demand once the Fed ends its asset purchase program in October. Non-Agency MBS prices were mixed and higher quality bonds generally outperformed, amid broader macroeconomic volatility and signs the U.S. housing recovery had begun to slow.

■

The U.S. investment grade credit market, as measured by the Barclays U.S. Credit Index, returned 2.68%. U.S. credit spreads narrowed amid generally improving U.S. company fundamentals. The high yield market posted slightly positive returns as tighter valuations led to deteriorating demand for high yield corporate bonds, which precipitated a correction. Retail outflows for bank loans continued, but bank loans have benefited from consistent demand from collateralized loan obligations. Company fundamentals remained strong due to low default expectations.

■

Tax-exempt municipal bonds returned 4.12%, as represented by the Barclays Municipal Bond Index, and taxable municipal bonds, as represented by the Barclays Municipal Taxable Index, returned 5.51%. Municipal bonds posted positive returns and outperformed U.S. Treasuries, in which returns were driven by lower U.S. Treasury rates, limited supply, and mutual fund inflows. Net supply continued to contract, as new issuances did not keep pace with seasonally high levels of maturing bonds. High yield and long duration segments outperformed, driven by stronger liquidity following improved sentiment surrounding Detroit and Puerto Rico.

■

Emerging market (“EM”) external debt, as measured by the JPMorgan Emerging Markets Index (EMBI) Global, returned 3.69%. However, EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.87% amid U.S. dollar strength in September. The emerging markets have become increasingly differentiated, with sanctions on Russia from the West and a surge in violence in the Middle East weighing on markets, versus a stimulus program in China providing some support.

■

Equity markets posted positive returns in the U.S., but were flat or slightly negative in many other regions as economic data varied. U.S. growth became more resilient, but the Eurozone recovery faltered and growth decelerated in parts of Asia. U.S. equities returned 6.42%, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, returned 2.59%. EM equities, as measured by the MSCI Emerging Markets Index, returned 2.87%.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds November 12, 2014

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of a Fund were to be negatively impacted by rising interest rates, the Fund could face increased redemptions by its shareholders, which could further reduce the value of the Fund.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: senior debt risk, interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, operational risk, short sale risk and convertible securities risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

Certain Funds may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Fund’s performance and/or ability to achieve its investment objective. For example, certain transactions may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause the Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

4	PIMCO CREDIT BOND FUNDS

The geographical classification of foreign securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the fifth year (or sixth year for certain Funds). As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Convertible Fund	03/31/99	03/31/99	11/19/10	08/01/00	05/02/11	05/31/11	—	05/31/11	—
PIMCO Credit Absolute Return Fund	08/31/11	08/31/11	08/31/11	—	08/31/11	08/31/11	—	08/31/11	08/31/11
PIMCO Diversified Income Fund	07/31/03	07/31/03	04/30/08	10/29/04	07/31/03	07/31/03	07/31/03	07/31/03	—
PIMCO Floating Income Fund	07/30/04	07/30/04	04/30/08	12/30/05	07/30/04	07/30/04	—	09/30/04	—
PIMCO High Yield Fund	12/15/92	12/15/92	04/30/08	01/16/95	04/08/98	01/13/97	01/13/97	01/13/97	12/31/02
PIMCO High Yield Spectrum Fund	09/15/10	09/15/10	09/15/10	—	09/15/10	09/15/10	—	09/15/10	—
PIMCO Long-Term Credit Fund	03/31/09	03/31/09	02/29/12	—	—	—	—	—	—
PIMCO Senior Floating Rate Fund	04/29/11	04/29/11	04/29/11	—	04/29/11	04/29/11	—	04/29/11	04/29/11

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	5

PIMCO Convertible Fund

Institutional Class - PFCIX	Class D - PCVDX
Class P - PCVPX	Class A - PACNX
Administrative Class - PFCAX	Class C - PCCNX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Convertible Bonds & Notes	59.2%
Convertible Preferred Securities	20.7%
Short-Term Instruments‡	9.3%
Corporate Bonds & Notes	6.8%
Preferred Securities	1.9%
Other	2.1%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/31/99)
PIMCO Convertible Fund Institutional Class	5.57%	18.61%	12.00%	7.40%	7.50%
PIMCO Convertible Fund Class P	5.42%	18.45%	11.87%	7.29%	7.39%
PIMCO Convertible Fund Administrative Class	5.47%	18.34%	11.73%	7.13%	7.23%
PIMCO Convertible Fund Class D	5.34%	18.13%	11.56%	6.98%	7.08%
PIMCO Convertible Fund Class A	5.29%	18.10%	11.55%	6.98%	7.08%
PIMCO Convertible Fund Class A (adjusted)	-0.50%	11.57%	10.29%	6.37%	6.69%
PIMCO Convertible Fund Class C	4.96%	17.20%	10.71%	6.18%	6.27%
PIMCO Convertible Fund Class C (adjusted)	3.96%	16.34%	10.71%	6.18%	6.27%
BofA Merrill Lynch All Convertibles Index	3.23%	14.18%	12.66%	7.63%	6.95%
Lipper Convertible Securities Funds Average	1.92%	10.74%	10.29%	6.65%	7.03%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.71% for Institutional Class shares, 0.81% for Class P shares, 0.96% for Administrative Class shares, 1.11% for Class D shares, 1.11% for Class A shares, and 1.86% for Class C shares.

Portfolio Insights

»

The PIMCO Convertible Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies. In addition, the Fund may invest in common stock or in other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

The Fund’s equity market beta, or the measure of sensitivity of convertible bond prices to changes in the underlying equity prices, benefited performance as equity markets generally posted positive returns during the reporting period.

»	An underweight to the basic materials sector benefited relative performance as the sector underperformed the broader convertible bond market during the reporting period.

»	An underweight to the energy sector benefited relative performance as the sector underperformed the broader convertible bond market during the reporting period.

»	An underweight to the technology sector detracted from relative performance as the sector outperformed the broader convertible bond market during the reporting period.

»	An overweight to the financial sector detracted from relative performance as the sector lagged the broader convertible bond market during the reporting period.

6	PIMCO CREDIT BOND FUNDS

PIMCO Credit Absolute Return Fund

Institutional Class - PCARX	Class A - PZCRX
Class P - PPCRX	Class C - PCCRX
Class D - PDCRX	Class R - PRCRX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Short-Term Instruments‡	43.8%
Corporate Bonds & Notes	20.9%
Asset-Backed Securities	12.9%
Bank Loan Obligations	8.1%
Mortgage-Backed Securities	5.9%
Other	8.4%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	Fund Inception (08/31/11)
PIMCO Credit Absolute Return Fund Institutional Class	1.42%	4.27%	4.20%
PIMCO Credit Absolute Return Fund Class P	1.32%	4.05%	4.09%
PIMCO Credit Absolute Return Fund Class D	1.25%	3.78%	3.79%
PIMCO Credit Absolute Return Fund Class A	1.22%	3.86%	3.79%
PIMCO Credit Absolute Return Fund Class A (adjusted)	-2.61%	-0.06%	2.51%
PIMCO Credit Absolute Return Fund Class C	0.83%	2.99%	3.00%
PIMCO Credit Absolute Return Fund Class C (adjusted)	-0.17%	1.99%	3.00%
PIMCO Credit Absolute Return Fund Class R	1.16%	3.59%	3.53%
3 Month USD LIBOR Index	0.12%	0.24%	0.34%
Lipper Alternative Credit Focus Funds Average	0.74%	3.34%	3.52%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.90% for Institutional Class shares, 1.00% for Class P shares, 1.30% for Class D shares, 1.30% for Class A shares, 2.05% for Class C shares, and 1.55% for Class R shares.

Portfolio Insights

»

The PIMCO Credit Absolute Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities, bank loans and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Security selection, industry and sector allocation, and management of market risk within and across credit and corporate markets are expected to be the main drivers of returns over time.

»	Long exposure to U.S. interest rates benefited performance as long-maturity U.S. interest rates declined during the reporting period.

»	An allocation to gaming credits detracted from performance as the sector generally posted negative absolute returns during the reporting period.

»	An allocation to the wireless sector benefited performance as the sector generally posted positive absolute returns during the reporting period.

»	Short exposure to the technology sector detracted from performance as the sector generally posted positive absolute returns during the reporting period.

»	Long exposure to the building materials sector benefited performance as the sector generally posted positive absolute returns during the reporting period.

»	Long exposure to the independent exploration and production sector benefited performance as the sector generally posted positive absolute returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	7

PIMCO Diversified Income Fund

Institutional Class - PDIIX	Class A - PDVAX
Class P - PDVPX	Class B - PDVBX
Administrative Class - PDAAX	Class C - PDICX
Class D - PDVDX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Corporate Bonds & Notes	58.6%
Sovereign Issues	10.2%
Mortgage-Backed Securities	9.0%
Bank Loan Obligations	7.1%
Short-Term Instruments‡	6.6%
Other	8.5%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Institutional Class	1.98%	6.09%	8.04%	7.17%	7.76%
PIMCO Diversified Income Fund Class P	1.93%	5.99%	7.93%	7.06%	7.65%
PIMCO Diversified Income Fund Administrative Class	1.85%	5.83%	7.77%	6.90%	7.49%
PIMCO Diversified Income Fund Class D	1.78%	5.67%	7.61%	6.74%	7.32%
PIMCO Diversified Income Fund Class A	1.78%	5.67%	7.61%	6.74%	7.32%
PIMCO Diversified Income Fund Class A (adjusted)	-2.04%	1.71%	6.79%	6.34%	6.96%
PIMCO Diversified Income Fund Class B	1.39%	4.88%	6.81%	6.11%	6.76%
PIMCO Diversified Income Fund Class B (adjusted)	-2.09%	1.38%	6.73%	6.11%	6.76%
PIMCO Diversified Income Fund Class C	1.40%	4.88%	6.81%	5.95%	6.53%
PIMCO Diversified Income Fund Class C (adjusted)	0.40%	3.88%	6.81%	5.95%	6.53%
Barclays Global Credit Hedged USD Index	2.90%	6.83%	6.44%	5.63%	5.78%
1/3 each-Barclays Global Aggregate Credit Component USD Hdgd, BofA Merrill Lynch Global High Yield BB-B Rated Constrained USD Hdgd, JPMorgan EMBI Global	2.82%	7.62%	8.01%	7.20%	7.63%
Lipper Multi-Sector Income Funds Average	1.41%	5.59%	6.77%	5.69%	6.31%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.75% for Institutional Class shares, 0.85% for Class P shares, 1.00% for Administrative Class shares, 1.15% for Class D shares, 1.15% for Class A shares, 1.90% for Class B shares, and 1.90% for Class C shares.

Portfolio Insights

»

The PIMCO Diversified Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An underweight to emerging markets (“EM”) spread duration (or sensitivity to changes in credit spreads) benefited performance as EM spreads widened during the reporting period.

»	An underweight to the long-end of the U.S. Treasury yield curve detracted from performance as the yield curve flattened during the reporting period.

»	An overweight to Russia detracted from performance as Russia underperformed the broader EM market during the reporting period.

»	An overweight to bank capital benefited performance as these bonds posted positive returns during the reporting period.

»	Exposure to non-Agency mortgage-backed securities benefited performance as prices on these securities generally rose during the reporting period.

8	PIMCO CREDIT BOND FUNDS

PIMCO Floating Income Fund

Institutional Class - PFIIX	Class D - PFIDX
Class P - PFTPX	Class A - PFIAX
Administrative Class - PFTAX	Class C - PFNCX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Corporate Bonds & Notes	54.8%
Mortgage-Backed Securities	11.9%
Bank Loan Obligations	10.3%
Short-Term Instruments‡	8.7%
Sovereign Issues	5.8%
Other	8.5%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*		1 Year	5 Years	10 Years	Fund Inception (07/30/04)
PIMCO Floating Income Fund Institutional Class	0.35%		3.88%	5.09%	3.86%	3.90%
PIMCO Floating Income Fund Class P	0.30%		3.78%	4.98%	3.76%	3.80%
PIMCO Floating Income Fund Administrative Class	0.22%		3.63%	4.82%	3.61%	3.64%
PIMCO Floating Income Fund Class D	0.15%		3.47%	4.67%	3.45%	3.48%
PIMCO Floating Income Fund Class A	0.15%		3.47%	4.67%	3.44%	3.48%
PIMCO Floating Income Fund Class A (adjusted)	-2.07%		1.16%	4.18%	3.21%	3.25%
PIMCO Floating Income Fund Class C	-0.00%	±	3.16%	4.36%	3.14%	3.16%
PIMCO Floating Income Fund Class C (adjusted)	-0.98%		2.17%	4.36%	3.14%	3.16%
3 Month USD LIBOR Index	0.12%		0.24%	0.33%	2.03%	2.03%
Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Global Aggregate Credit Component USD Hdgd, BofA Merrill Lynch Global High Yield BB-B Rated Constrained USD Hdgd, JPMorgan EMBI Global	1.05%		4.99%	3.80%	2.76%	2.82%
Lipper Multi-Sector Income Funds Average	1.41%		5.59%	6.77%	5.69%	5.93%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 07/31/2004.

± Reflects an amount less than 0.005%.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.55% for Institutional Class shares, 0.65% for Class P shares, 0.80% for Administrative Class shares, 0.95% for Class D shares, 0.95% for Class A shares, and 1.25% for Class C shares.

Portfolio Insights

»

The PIMCO Floating Income Fund seeks maximum current yield, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments that effectively enable the Fund to achieve a floating rate of income, including, but not limited to, variable and floating-rate Fixed Income Instruments, Fixed Income Instruments with durations of less than or equal to one year, and fixed-rate Fixed Income Instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments, each of which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An underweight to emerging markets (“EM”) spread duration (or sensitivity to changes in credit spreads) benefited performance as EM spreads widened during the reporting period.

»	An underweight to the long-end of the U.S. Treasury yield curve detracted from performance as the yield curve flattened during the reporting period.

»	An overweight to Russia detracted from performance as Russian bonds generally posted negative returns during the reporting period.

»	An overweight to bank capital benefited performance as these bonds generally posted positive returns during the reporting period.

»	Exposure to non-Agency mortgage-backed securities benefited performance as prices on these securities generally rose during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	9

PIMCO High Yield Fund

Institutional Class - PHIYX	Class A - PHDAX
Class P - PHLPX	Class B - PHDBX
Administrative Class - PHYAX	Class C - PHDCX
Class D - PHYDX	Class R - PHYRX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Corporate Bonds & Notes	94.3%
Short-Term Instruments‡	3.2%
Bank Loan Obligations	2.4%
Common Stocks	0.1%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)
PIMCO High Yield Fund Institutional Class	0.16%	5.94%	9.47%	7.26%	8.16%
PIMCO High Yield Fund Class P	0.12%	5.83%	9.36%	7.15%	8.05%
PIMCO High Yield Fund Administrative Class	0.04%	5.67%	9.20%	6.99%	7.90%
PIMCO High Yield Fund Class D	-0.01%	5.57%	9.09%	6.86%	7.75%
PIMCO High Yield Fund Class A	-0.01%	5.57%	9.09%	6.86%	7.75%
PIMCO High Yield Fund Class A (adjusted)	-3.76%	1.61%	8.26%	6.46%	7.53%
PIMCO High Yield Fund Class B	-0.39%	4.78%	8.28%	6.31%	7.50%
PIMCO High Yield Fund Class B (adjusted)	-3.79%	1.28%	8.20%	6.31%	7.50%
PIMCO High Yield Fund Class C	-0.38%	4.79%	8.28%	6.07%	6.96%
PIMCO High Yield Fund Class C (adjusted)	-1.36%	3.79%	8.28%	6.07%	6.96%
PIMCO High Yield Fund Class R	-0.14%	5.31%	8.82%	6.60%	7.48%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	0.86%	7.32%	9.78%	7.50%	7.75%	**
Lipper High Yield Funds Average	0.02%	5.94%	9.40%	6.95%	7.00%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/1992.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.55% for Institutional Class shares, 0.65% for Class P shares, 0.80% for Administrative Class shares, 0.90% for Class D shares, 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares, and 1.15% for Class R shares.

Portfolio Insights

»

The PIMCO High Yield Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The PIMCO High Yield Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An overweight to the healthcare sector benefited returns as the sector outperformed the broader high yield bond market during the reporting period.

»	An overweight to the chemicals sector benefited returns as the sector outperformed the broader high yield bond market during the reporting period.

»	An underweight to the energy sector benefited returns as the sector underperformed the broader high yield bond market during the reporting period.

»	An underweight to the wirelines sector detracted from returns as the sector outperformed the broader high yield bond market during the reporting period.

»	An underweight to the banking sector detracted from returns as the sector outperformed the broader high yield bond market during the reporting period.

»	An overweight to the gaming sector detracted from returns as the sector underperformed the broader high yield bond market during the reporting period.

10	PIMCO CREDIT BOND FUNDS

PIMCO High Yield Spectrum Fund

Institutional Class - PHSIX	Class A - PHSAX
Class P - PHSPX	Class C - PHSCX
Class D - PHSDX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Corporate Bonds & Notes	95.0%
Short-Term Instruments‡	2.8%
Bank Loan Obligations	2.2%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	Fund Inception (09/15/10)
PIMCO High Yield Spectrum Fund Institutional Class	-0.20%	6.41%	9.20%
PIMCO High Yield Spectrum Fund Class P	-0.25%	6.30%	9.09%
PIMCO High Yield Spectrum Fund Class D	-0.38%	6.04%	8.81%
PIMCO High Yield Spectrum Fund Class A	-0.38%	6.04%	8.81%
PIMCO High Yield Spectrum Fund Class A (adjusted)	-4.10%	2.10%	7.79%
PIMCO High Yield Spectrum Fund Class C	-0.75%	5.25%	8.01%
PIMCO High Yield Spectrum Fund Class C (adjusted)	-1.72%	4.27%	8.01%
BofA Merrill Lynch Developed Markets High Yield Constrained (USDHedged) Index	0.84%	7.65%	9.18%
BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index±	1.18%	7.64%	8.96%
Lipper High Yield Funds Average	0.02%	5.94%	7.60%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 09/30/2010.

± Prior to January 01, 2014, the Fund’s primary benchmark was the BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.60% for Institutional Class shares, 0.70% for Class P shares, 0.95% for Class D shares, 0.95% for Class A shares, and 1.70% for Class C shares.

Portfolio Insights

»

The PIMCO High Yield Spectrum Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by convertibles, warrants, forwards, or derivatives such as swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.

»	An overweight to the healthcare sector benefited returns as the sector outperformed the broader high yield bond market during the reporting period.

»	An overweight to the chemicals sector benefited returns as the sector outperformed the broader high yield bond market during the reporting period.

»	An underweight to the energy sector benefited returns as the sector underperformed the broader high yield bond market during the reporting period.

»	An underweight to the wirelines sector detracted from returns as the sector outperformed the broader high yield bond market during the reporting period.

»	An underweight to the banking sector detracted from returns as the sector outperformed the broader high yield bond market during the reporting period.

»	An overweight to the gaming sector detracted from returns as the sector underperformed the broader high yield bond market during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	11

PIMCO Long-Term Credit Fund

Institutional Class - PTCIX
Class P - PLCPX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Corporate Bonds & Notes	52.5%
U.S. Treasury Obligations	24.0%
Bank Loan Obligations	5.9%
Short-Term Instruments‡	4.9%
Municipal Bonds & Notes	4.7%
Other	8.0%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	Fund Inception (03/31/09)
PIMCO Long-Term Credit Fund Institutional Class	6.41%	14.89%	11.27%	13.99%
PIMCO Long-Term Credit Fund Class P	6.35%	14.77%	11.16%	13.88%
Barclays U.S. Long Credit Index	5.23%	13.58%	8.67%	12.54%
Lipper General Bond Funds Average	2.48%	6.10%	5.85%	7.73%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.56% for Institutional Class shares and 0.66% for Class P shares.

Portfolio Insights

»

The PIMCO Long-Term Credit Fund seeks total return which exceeds that of its benchmark, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

Duration (or sensitivity to changes in market interest rates) and yield curve positioning detracted from performance. An underweight to U.S. duration and a tactical underweight to U.K. and European duration detracted from performance as yields in these regions declined over the reporting period. Yield curve positions designed to benefit from the steepening of the U.S., U.K. and European yield curves also detracted from performance.

»	An overweight to the pipelines sector benefited performance as the sector outperformed the broader credit market over the reporting period.

»	An underweight to the pharmaceuticals sector benefited relative performance as the sector underperformed the broader credit market over the reporting period.

»	An overweight to the automotive sector detracted from relative performance as the sector underperformed the broader credit market over the reporting period.

»	An underweight to the technology sector benefited relative performance as the sector underperformed the broader credit market over the reporting period.

»	An underweight to the retailers sector benefited relative performance as the sector underperformed the broader credit market over the reporting period.

12	PIMCO CREDIT BOND FUNDS

PIMCO Senior Floating Rate Fund

Institutional Class - PSRIX	Class A - PSRZX
Class P - PSRPX	Class C - PSRWX
Class D - PSRDX	Class R - PSRRX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Bank Loan Obligations	84.8%
Corporate Bonds & Notes	8.1%
Short-Term Instruments‡	7.1%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	Fund Inception (04/29/11)
PIMCO Senior Floating Rate Fund Institutional Class	0.41%	2.91%	4.01%
PIMCO Senior Floating Rate Fund Class P	0.36%	2.81%	3.91%
PIMCO Senior Floating Rate Fund Class D	0.26%	2.61%	3.71%
PIMCO Senior Floating Rate Fund Class A	0.26%	2.61%	3.71%
PIMCO Senior Floating Rate Fund Class A (adjusted)	-2.04%	-1.25%	2.55%
PIMCO Senior Floating Rate Fund Class C	-0.12%	1.84%	2.95%
PIMCO Senior Floating Rate Fund Class C (adjusted)	-1.10%	0.86%	2.95%
PIMCO Senior Floating Rate Fund Class R	0.13%	2.35%	3.45%
J.P. Morgan BB/B Leveraged Loan Index	0.82%	3.43%	4.26%
Credit Suisse Institutional Leveraged Loan Index±	1.07%	4.15%	4.82%
Lipper Loan Participation Funds Average	0.33%	3.08%	4.02%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2011.

± Prior to January 01, 2014, the Fund’s primary benchmark was the Credit Suisse Institutional Leveraged Loan Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.70% for Institutional Class shares, 0.80% for Class P shares, 1.00% for Class D shares, 1.00% for Class A shares, 1.75% for Class C shares, and 1.25% for Class R shares.

Portfolio Insights

»

The PIMCO Senior Floating Rate Fund seeks a high level of current income, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior Fixed Income Instruments that effectively enable the Fund to achieve a floating rate of income. “Fixed Income Instruments” include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. entities.

»	An underweight to the transportation sector benefited performance as the sector underperformed the broader bank loan market during the reporting period.

»	An overweight to the healthcare sector benefited performance as the sector outperformed the broader bank loan market during the reporting period.

»	An underweight to the metals and mining sector benefited performance as the sector underperformed the broader bank loan market during the reporting period.

»	An underweight to the retailers sector detracted from performance as the sector outperformed the broader bank loan market during the reporting period.

»	An underweight to the technology sector detracted from performance as the sector outperformed the broader bank loan market during the reporting period.

»	An overweight to the gaming and leisure sector detracted from performance as the sector underperformed the broader bank loan market during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	13

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2014 to September 30, 2014 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Net Annualized Expense Ratio
PIMCO Convertible Fund
Institutional Class	$1,000.00	$1,055.70	$3.35	$1,000.00	$1,021.81	$3.29	0.65%
Class P	1,000.00	1,054.20	3.86	1,000.00	1,021.31	3.80	0.75
Administrative Class	1,000.00	1,054.70	4.64	1,000.00	1,020.56	4.56	0.90
Class D	1,000.00	1,053.40	5.40	1,000.00	1,019.80	5.32	1.05
Class A	1,000.00	1,052.90	5.40	1,000.00	1,019.80	5.32	1.05
Class C	1,000.00	1,049.60	9.25	1,000.00	1,016.04	9.10	1.80
PIMCO Credit Absolute Return Fund
Institutional Class	$1,000.00	$1,014.20	$4.54	$1,000.00	$1,020.56	$4.56	0.90%
Class P	1,000.00	1,013.20	5.05	1,000.00	1,020.05	5.06	1.00
Class D	1,000.00	1,012.50	6.56	1,000.00	1,018.55	6.58	1.30
Class A	1,000.00	1,012.20	6.56	1,000.00	1,018.55	6.58	1.30
Class C	1,000.00	1,008.30	10.32	1,000.00	1,014.79	10.35	2.05
Class R	1,000.00	1,011.60	7.82	1,000.00	1,017.30	7.84	1.55

14	PIMCO CREDIT BOND FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Net Annualized Expense Ratio
PIMCO Diversified Income Fund
Institutional Class	$1,000.00	$1,019.80	$3.80	$1,000.00	$1,021.31	$3.80	0.75%
Class P	1,000.00	1,019.30	4.30	1,000.00	1,020.81	4.31	0.85
Administrative Class	1,000.00	1,018.50	5.06	1,000.00	1,020.05	5.06	1.00
Class D	1,000.00	1,017.80	5.82	1,000.00	1,019.30	5.82	1.15
Class A	1,000.00	1,017.80	5.82	1,000.00	1,019.30	5.82	1.15
Class B	1,000.00	1,013.90	9.59	1,000.00	1,015.54	9.60	1.90
Class C	1,000.00	1,014.00	9.59	1,000.00	1,015.54	9.60	1.90
PIMCO Floating Income Fund
Institutional Class	$1,000.00	$1,003.50	$2.76	$1,000.00	$1,022.31	$2.79	0.55%
Class P	1,000.00	1,003.00	3.26	1,000.00	1,021.81	3.29	0.65
Administrative Class	1,000.00	1,002.20	4.02	1,000.00	1,021.06	4.05	0.80
Class D	1,000.00	1,001.50	4.77	1,000.00	1,020.31	4.81	0.95
Class A	1,000.00	1,001.50	4.77	1,000.00	1,020.31	4.81	0.95
Class C	1,000.00	999.99	6.27	1,000.00	1,018.80	6.33	1.25
PIMCO High Yield Fund
Institutional Class	$1,000.00	$1,001.60	$2.76	$1,000.00	$1,022.31	$2.79	0.55%
Class P	1,000.00	1,001.20	3.26	1,000.00	1,021.81	3.29	0.65
Administrative Class	1,000.00	1,000.40	4.01	1,000.00	1,021.06	4.05	0.80
Class D	1,000.00	999.90	4.51	1,000.00	1,020.56	4.56	0.90
Class A	1,000.00	999.90	4.51	1,000.00	1,020.56	4.56	0.90
Class B	1,000.00	996.10	8.26	1,000.00	1,016.80	8.34	1.65
Class C	1,000.00	996.20	8.26	1,000.00	1,016.80	8.34	1.65
Class R	1,000.00	998.60	5.76	1,000.00	1,019.30	5.82	1.15
PIMCO High Yield Spectrum Fund
Institutional Class	$1,000.00	$998.00	$3.01	$1,000.00	$1,022.06	$3.04	0.60%
Class P	1,000.00	997.50	3.51	1,000.00	1,021.56	3.55	0.70
Class D	1,000.00	996.20	4.75	1,000.00	1,020.31	4.81	0.95
Class A	1,000.00	996.20	4.75	1,000.00	1,020.31	4.81	0.95
Class C	1,000.00	992.50	8.49	1,000.00	1,016.55	8.59	1.70
PIMCO Long-Term Credit Fund
Institutional Class	$1,000.00	$1,064.10	$2.95	$1,000.00	$1,022.21	$2.89	0.57%
Class P	1,000.00	1,063.50	3.47	1,000.00	1,021.71	3.40	0.67
PIMCO Senior Floating Rate Fund
Institutional Class	$1,000.00	$1,004.10	$3.52	$1,000.00	$1,021.56	$3.55	0.70%
Class P	1,000.00	1,003.60	4.02	1,000.00	1,021.06	4.05	0.80
Class D	1,000.00	1,002.60	5.02	1,000.00	1,020.05	5.06	1.00
Class A	1,000.00	1,002.60	5.02	1,000.00	1,020.05	5.06	1.00
Class C	1,000.00	998.80	8.77	1,000.00	1,016.29	8.85	1.75
Class R	1,000.00	1,001.30	6.27	1,000.00	1,018.80	6.33	1.25

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	15

Benchmark Descriptions

Index	Description

1/3 each-Barclays Global Aggregate Credit Component USD Hdgd, BofA Merrill Lynch Global High Yield BB-B Rated Constrained USD Hdgd, JPMorgan EMBI Global	The benchmark is an equally weighted blend of the following three indices: Barclays Global Aggregate Credit Component USD Hdgd, BofA Merrill Lynch Global High Yield BB-B Rated Constrained USD Hdgd, JPMorgan EMBI Global. The Barclays Global Aggregate Credit Component provides a broad-based measure of the global investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in an unmanaged index.

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Barclays Global Credit Hedged USD Index	Barclays Global Credit Hedged USD contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in an unmanaged index.

Barclays U.S. Long Credit Index	Barclays U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. It is not possible to invest directly in an unmanaged index.

Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Global Aggregate Credit Component USD Hdgd, BofA Merrill Lynch Global High Yield BB-B Rated Constrained USD Hdgd, JPMorgan EMBI Global	The benchmark is an equally weighted blend of the following three indices at constant 0.25 year duration: Barclays Global Aggregate Credit Component USD Hdgd, BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index USD Hdgd, JPMorgan EMBI Global. The Barclays Global Aggregate Credit Component provides a broad-based measure of the global investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch All Convertibles Index	BofA Merrill Lynch All Convertibles Index is an unmanaged index market comprised of convertible bonds and preferred securities. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch Developed Markets High Yield Constrained (USDHedged) Index	The BofA/Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index is a subcomponent of the BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index that excludes all non-developed countries. It is not possible to invest directly in an unmanged index.

16	PIMCO CREDIT BOND FUNDS

Index	Description

BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index	BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index contains all securities in The BofA Merrill Lynch Global High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

Credit Suisse Institutional Leveraged Loan Index	The Credit Suisse Institutional Leveraged Loan Index is a sub-index of the Credit Suisse Leveraged Loan Index and is designed to more closely reflect the investment criteria of institutional investors by sampling a lower volatility component of the market. The Index is formed by excluding the following facilities from the Credit Suisse Leveraged Loan Index: facility types TL and TLa, facilities priced 90 or lower at the beginning of the month and facilities rated CC, C or Default. The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the $US-denominated leveraged loan market. It is not possible to invest directly in an unmanaged index.

J.P. Morgan BB/B Leveraged Loan Index	The J.P. Morgan BB/B Leveraged Loan Index is a subset of the broader Leveraged Loan Index, and as such follows all of the same inclusion rules, loan selection methodology and the rebalance process, with the sole exception being the tranche rating criteria.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Convertible Fund
Institutional Class
04/01/2014 - 09/30/2014+	$11.98	$0.15	$0.52	$0.67	$(0.63)	$0.00	$0.00	$(0.63)
03/31/2014	14.00	0.29	1.83	2.12	(2.27)	(1.87)	0.00	(4.14)
03/31/2013	14.05	0.29	0.52	0.81	(0.81)	(0.05)	0.00	(0.86)
03/31/2012	14.38	0.31	(0.17)	0.14	(0.38)	(0.09)	0.00	(0.47)
03/31/2011	13.25	0.27	1.75	2.02	(0.89)	0.00	0.00	(0.89)
03/31/2010	8.31	0.73	4.62	5.35	(0.41)	0.00	0.00	(0.41)
Class P
04/01/2014 - 09/30/2014+	11.88	0.14	0.51	0.65	(0.63)	0.00	0.00	(0.63)
03/31/2014	13.93	0.25	1.85	2.10	(2.28)	(1.87)	0.00	(4.15)
03/31/2013	14.05	0.28	0.51	0.79	(0.86)	(0.05)	0.00	(0.91)
03/31/2012	14.37	0.33	(0.20)	0.13	(0.36)	(0.09)	0.00	(0.45)
11/19/2010 - 03/31/2011	13.75	0.05	0.93	0.98	(0.36)	0.00	0.00	(0.36)
Administrative Class
04/01/2014 - 09/30/2014+	12.49	0.14	0.55	0.69	(0.62)	0.00	0.00	(0.62)
03/31/2014	14.45	0.27	1.90	2.17	(2.26)	(1.87)	0.00	(4.13)
03/31/2013	14.50	0.27	0.54	0.81	(0.81)	(0.05)	0.00	(0.86)
03/31/2012	14.77	0.32	(0.21)	0.11	(0.29)	(0.09)	0.00	(0.38)
03/31/2011	13.57	0.29	1.75	2.04	(0.84)	0.00	0.00	(0.84)
03/31/2010	8.51	0.94	4.53	5.47	(0.41)	0.00	0.00	(0.41)
Class D
04/01/2014 - 09/30/2014+	11.93	0.12	0.52	0.64	(0.61)	0.00	0.00	(0.61)
03/31/2014	13.97	0.23	1.84	2.07	(2.24)	(1.87)	0.00	(4.11)
03/31/2013	14.02	0.24	0.51	0.75	(0.75)	(0.05)	0.00	(0.80)
05/02/2011 - 03/31/2012	14.70	0.22	(0.44)	(0.22)	(0.37)	(0.09)	0.00	(0.46)
Class A
04/01/2014 - 09/30/2014+	11.86	0.12	0.51	0.63	(0.61)	0.00	0.00	(0.61)
03/31/2014	13.93	0.21	1.85	2.06	(2.26)	(1.87)	0.00	(4.13)
03/31/2013	14.02	0.24	0.51	0.75	(0.79)	(0.05)	0.00	(0.84)
05/31/2011 - 03/31/2012	14.65	0.22	(0.39)	(0.17)	(0.37)	(0.09)	0.00	(0.46)
Class C
04/01/2014 - 09/30/2014+	11.88	0.08	0.52	0.60	(0.58)	0.00	0.00	(0.58)
03/31/2014	13.99	0.11	1.85	1.96	(2.20)	(1.87)	0.00	(4.07)
03/31/2013	13.99	0.13	0.52	0.65	(0.60)	(0.05)	0.00	(0.65)
05/31/2011 - 03/31/2012	14.65	0.14	(0.41)	(0.27)	(0.30)	(0.09)	0.00	(0.39)

PIMCO Credit Absolute Return Fund
Institutional Class
04/01/2014 - 09/30/2014+	$10.62	$0.10	$0.05	$0.15	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2014	10.70	0.18	(0.08)	0.10	(0.15)	(0.03)	0.00	(0.18)
03/31/2013	10.11	0.29	0.56	0.85	(0.24)	(0.02)	0.00	(0.26)
08/31/2011 - 03/31/2012	10.00	0.16	0.05	0.21	(0.10)	0.00	0.00	(0.10)
Class P
04/01/2014 - 09/30/2014+	10.61	0.10	0.04	0.14	(0.08)	0.00	0.00	(0.08)
03/31/2014	10.69	0.17	(0.08)	0.09	(0.14)	(0.03)	0.00	(0.17)
03/31/2013	10.11	0.28	0.55	0.83	(0.23)	(0.02)	0.00	(0.25)
08/31/2011 - 03/31/2012	10.00	0.16	0.06	0.22	(0.11)	0.00	0.00	(0.11)
Class D
04/01/2014 - 09/30/2014+	10.63	0.08	0.05	0.13	(0.06)	0.00	0.00	(0.06)
03/31/2014	10.72	0.15	(0.10)	0.05	(0.11)	(0.03)	0.00	(0.14)
03/31/2013	10.11	0.25	0.56	0.81	(0.18)	(0.02)	0.00	(0.20)
08/31/2011 - 03/31/2012	10.00	0.14	0.06	0.20	(0.09)	0.00	0.00	(0.09)
Class A
04/01/2014 - 09/30/2014+	10.66	0.08	0.05	0.13	(0.06)	0.00	0.00	(0.06)
03/31/2014	10.75	0.15	(0.10)	0.05	(0.11)	(0.03)	0.00	(0.14)
03/31/2013	10.11	0.25	0.56	0.81	(0.15)	(0.02)	0.00	(0.17)
08/31/2011 - 03/31/2012	10.00	0.15	0.04	0.19	(0.08)	0.00	0.00	(0.08)

Please see footnotes on page 28.

18	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$12.02	5.57%	$67,088	0.65	%*	0.65	%*	0.65	%*	0.65	%*	2.39	%*	36%
11.98	17.29	74,376	0.71		0.71		0.65		0.65		2.06		103
14.00	6.17	479,718	0.73		0.73		0.65		0.65		2.16		71
14.05	1.21	1,677,341	0.68		0.68		0.65		0.65		2.29		147
14.38	15.98	1,559,229	0.66		0.66		0.65		0.65		1.96		43
13.25	64.89	498,336	0.65		0.65		0.65		0.65		6.78		203

11.90	5.42	16,360	0.75	*	0.75	*	0.75	*	0.75	*	2.32	*	36
11.88	17.23	7,230	0.81		0.81		0.75		0.75		1.87		103
13.93	6.02	1,885	0.83		0.83		0.75		0.75		2.05		71
14.05	1.10	1,172	0.78		0.78		0.75		0.75		2.38		147
14.37	7.20	3,686	0.76	*	0.76	*	0.75	*	0.75	*	0.88	*	43

12.56	5.47	1,776	0.90	*	0.90	*	0.90	*	0.90	*	2.12	*	36
12.49	17.06	5,914	0.96		0.96		0.90		0.90		2.02		103
14.45	5.92	813	0.98		0.98		0.90		0.90		1.96		71
14.50	0.90	1,286	0.93		0.93		0.90		0.90		2.18		147
14.77	15.71	25,975	0.91		0.91		0.90		0.90		2.11		43
13.57	64.68	58,040	0.90		0.90		0.90		0.90		7.47		203

11.96	5.34	27,522	1.05	*	1.05	*	1.05	*	1.05	*	1.99	*	36
11.93	16.91	13,097	1.11		1.11		1.05		1.05		1.73		103
13.97	5.68	4,700	1.13		1.13		1.05		1.05		1.76		71
14.02	(1.29)	3,781	1.08	*	1.08	*	1.05	*	1.05	*	1.80	*	147

11.88	5.29	54,866	1.05	*	1.05	*	1.05	*	1.05	*	2.00	*	36
11.86	16.90	46,023	1.11		1.11		1.05		1.05		1.61		103
13.93	5.71	5,475	1.13		1.13		1.05		1.05		1.73		71
14.02	(0.93)	3,093	1.08	*	1.08	*	1.05	*	1.05	*	1.99	*	147

11.90	4.96	46,371	1.80	*	1.80	*	1.80	*	1.80	*	1.26	*	36
11.88	16.01	30,623	1.86		1.86		1.80		1.80		0.88		103
13.99	4.92	1,323	1.88		1.88		1.80		1.80		0.97		71
13.99	(1.64)	721	1.83	*	1.83	*	1.80	*	1.80	*	1.30	*	147

$10.69	1.42%	$1,401,651	0.90	%*	0.90	%*	0.90	%*	0.90	%*	1.86	%*	86%
10.62	0.94	2,511,169	0.90		0.90		0.90		0.90		1.75		318
10.70	8.56	713,324	0.90		0.90		0.90		0.90		2.79		226
10.11	2.15	137,425	0.90	*	0.94	*	0.90	*	0.94	*	2.82	*	225

10.67	1.32	49,963	1.00	*	1.00	*	1.00	*	1.00	*	1.84	*	86
10.61	0.86	44,593	1.00		1.00		1.00		1.00		1.65		318
10.69	8.36	15,056	1.00		1.00		1.00		1.00		2.71		226
10.11	2.19	2,426	1.00	*	1.04	*	1.00	*	1.04	*	2.67	*	225

10.70	1.25	23,244	1.30	*	1.30	*	1.30	*	1.30	*	1.46	*	86
10.63	0.44	30,625	1.30		1.30		1.30		1.30		1.43		318
10.72	8.11	26,065	1.30		1.30		1.30		1.30		2.39		226
10.11	2.01	6,136	1.30	*	1.34	*	1.30	*	1.34	*	2.47	*	225

10.73	1.22	24,516	1.30	*	1.30	*	1.30	*	1.30	*	1.45	*	86
10.66	0.47	36,773	1.30		1.30		1.30		1.30		1.39		318
10.75	8.17	19,607	1.30		1.30		1.30		1.30		2.38		226
10.11	1.95	8,421	1.30	*	1.34	*	1.30	*	1.34	*	2.56	*	225

Please see footnotes on page 28.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Credit Absolute Return Fund (Cont.)
Class C
04/01/2014 - 09/30/2014+	$10.59	$0.04	$0.05	$0.09	$(0.03)	$0.00	$0.00	$(0.03)
03/31/2014	10.70	0.07	(0.09)	(0.02)	(0.06)	(0.03)	0.00	(0.09)
03/31/2013	10.08	0.17	0.56	0.73	(0.09)	(0.02)	0.00	(0.11)
08/31/2011 - 03/31/2012	10.00	0.10	0.05	0.15	(0.07)	0.00	0.00	(0.07)
Class R
04/01/2014 - 09/30/2014+	10.60	0.07	0.05	0.12	(0.05)	0.00	0.00	(0.05)
03/31/2014	10.69	0.12	(0.10)	0.02	(0.08)	(0.03)	0.00	(0.11)
03/31/2013	10.11	0.22	0.56	0.78	(0.18)	(0.02)	0.00	(0.20)
08/31/2011 - 03/31/2012	10.00	0.13	0.05	0.18	(0.07)	0.00	0.00	(0.07)

PIMCO Diversified Income Fund
Institutional Class
04/01/2014 - 09/30/2014+	$11.63	$0.24	$(0.01)	$0.23	$(0.29)	$0.00	$0.00	$(0.29)
03/31/2014	12.16	0.46	(0.36)	0.10	(0.55)	(0.08)	0.00	(0.63)
03/31/2013	11.64	0.48	0.74	1.22	(0.67)	(0.03)	0.00	(0.70)
03/31/2012	11.50	0.53	0.25	0.78	(0.60)	(0.04)	0.00	(0.64)
03/31/2011	10.98	0.60	0.58	1.18	(0.66)	0.00	0.00	(0.66)
03/31/2010	8.51	0.55	2.54	3.09	(0.61)	0.00	(0.01)	(0.62)
Class P
04/01/2014 - 09/30/2014+	11.63	0.23	0.00	0.23	(0.29)	0.00	0.00	(0.29)
03/31/2014	12.16	0.45	(0.36)	0.09	(0.54)	(0.08)	0.00	(0.62)
03/31/2013	11.64	0.47	0.73	1.20	(0.65)	(0.03)	0.00	(0.68)
03/31/2012	11.50	0.52	0.24	0.76	(0.58)	(0.04)	0.00	(0.62)
03/31/2011	10.98	0.59	0.58	1.17	(0.65)	0.00	0.00	(0.65)
03/31/2010	8.51	0.54	2.54	3.08	(0.60)	0.00	(0.01)	(0.61)
Administrative Class
04/01/2014 - 09/30/2014+	11.63	0.22	0.00	0.22	(0.28)	0.00	0.00	(0.28)
03/31/2014	12.16	0.43	(0.36)	0.07	(0.52)	(0.08)	0.00	(0.60)
03/31/2013	11.64	0.45	0.73	1.18	(0.63)	(0.03)	0.00	(0.66)
03/31/2012	11.50	0.51	0.24	0.75	(0.57)	(0.04)	0.00	(0.61)
03/31/2011	10.98	0.57	0.58	1.15	(0.63)	0.00	0.00	(0.63)
03/31/2010	8.51	0.53	2.54	3.07	(0.59)	0.00	(0.01)	(0.60)
Class D
04/01/2014 - 09/30/2014+	11.63	0.21	0.00	0.21	(0.27)	0.00	0.00	(0.27)
03/31/2014	12.16	0.41	(0.35)	0.06	(0.51)	(0.08)	0.00	(0.59)
03/31/2013	11.64	0.43	0.74	1.17	(0.62)	(0.03)	0.00	(0.65)
03/31/2012	11.50	0.49	0.24	0.73	(0.55)	(0.04)	0.00	(0.59)
03/31/2011	10.98	0.56	0.58	1.14	(0.62)	0.00	0.00	(0.62)
03/31/2010	8.51	0.51	2.54	3.05	(0.57)	0.00	(0.01)	(0.58)
Class A
04/01/2014 - 09/30/2014+	11.63	0.21	0.00	0.21	(0.27)	0.00	0.00	(0.27)
03/31/2014	12.16	0.41	(0.35)	0.06	(0.51)	(0.08)	0.00	(0.59)
03/31/2013	11.64	0.43	0.74	1.17	(0.62)	(0.03)	0.00	(0.65)
03/31/2012	11.50	0.49	0.24	0.73	(0.55)	(0.04)	0.00	(0.59)
03/31/2011	10.98	0.56	0.58	1.14	(0.62)	0.00	0.00	(0.62)
03/31/2010	8.51	0.51	2.54	3.05	(0.57)	0.00	(0.01)	(0.58)
Class B
04/01/2014 - 09/30/2014+	11.63	0.17	(0.01)	0.16	(0.22)	0.00	0.00	(0.22)
03/31/2014	12.16	0.33	(0.36)	(0.03)	(0.42)	(0.08)	0.00	(0.50)
03/31/2013	11.64	0.34	0.74	1.08	(0.53)	(0.03)	0.00	(0.56)
03/31/2012	11.50	0.41	0.23	0.64	(0.46)	(0.04)	0.00	(0.50)
03/31/2011	10.98	0.47	0.58	1.05	(0.53)	0.00	0.00	(0.53)
03/31/2010	8.51	0.43	2.55	2.98	(0.50)	0.00	(0.01)	(0.51)

Please see footnotes on page 28.

20	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.65	0.83%	$11,825	2.05	%*	2.05	%*	2.05	%*	2.05	%*	0.75	%*	86%
10.59	(0.24)	12,250	2.05		2.05		2.05		2.05		0.63		318
10.70	7.31	5,180	2.05		2.05		2.05		2.05		1.65		226
10.08	1.47	1,716	2.05	*	2.09	*	2.05	*	2.09	*	1.69	*	225

10.67	1.16	793	1.55	*	1.55	*	1.55	*	1.55	*	1.29	*	86
10.60	0.22	685	1.55		1.55		1.55		1.55		1.17		318
10.69	7.80	593	1.55		1.55		1.55		1.55		2.12		226
10.11	1.83	22	1.55	*	1.59	*	1.55	*	1.59	*	2.22	*	225

$11.57	1.98%	$2,814,835	0.75	%*	0.75	%*	0.75	%*	0.75	%*	4.01	%*	31%
11.63	1.02	4,929,952	0.75		0.75		0.75		0.75		3.94		80
12.16	10.62	6,388,188	0.75		0.75		0.75		0.75		3.97		184
11.64	6.99	4,770,751	0.75		0.75		0.75		0.75		4.64		65
11.50	11.03	3,705,926	0.75		0.75		0.75		0.75		5.30		95
10.98	37.21	2,416,831	0.76		0.76		0.75		0.75		5.44		259

11.57	1.93	82,079	0.85	*	0.85	*	0.85	*	0.85	*	3.92	*	31
11.63	0.92	72,021	0.85		0.85		0.85		0.85		3.83		80
12.16	10.51	116,078	0.85		0.85		0.85		0.85		3.87		184
11.64	6.88	58,345	0.85		0.85		0.85		0.85		4.57		65
11.50	10.92	49,878	0.85		0.85		0.85		0.85		5.18		95
10.98	37.08	13,327	0.86		0.86		0.85		0.85		5.23		259

11.57	1.85	10,418	1.00	*	1.00	*	1.00	*	1.00	*	3.77	*	31
11.63	0.77	9,325	1.00		1.00		1.00		1.00		3.68		80
12.16	10.34	12,590	1.00		1.00		1.00		1.00		3.72		184
11.64	6.72	6,692	1.00		1.00		1.00		1.00		4.45		65
11.50	10.76	8,391	1.00		1.00		1.00		1.00		5.06		95
10.98	36.87	6,954	1.01		1.01		1.00		1.00		5.20		259

11.57	1.78	67,794	1.15	*	1.15	*	1.15	*	1.15	*	3.62	*	31
11.63	0.62	70,643	1.15		1.15		1.15		1.15		3.50		80
12.16	10.18	177,151	1.15		1.15		1.15		1.15		3.57		184
11.64	6.56	82,911	1.15		1.15		1.15		1.15		4.24		65
11.50	10.59	65,567	1.15		1.15		1.15		1.15		4.89		95
10.98	36.67	38,747	1.16		1.16		1.15		1.15		5.01		259

11.57	1.78	176,724	1.15	*	1.15	*	1.15	*	1.15	*	3.62	*	31
11.63	0.62	197,915	1.15		1.15		1.15		1.15		3.53		80
12.16	10.18	340,140	1.15		1.15		1.15		1.15		3.57		184
11.64	6.56	250,697	1.15		1.15		1.15		1.15		4.25		65
11.50	10.59	213,724	1.15		1.15		1.15		1.15		4.90		95
10.98	36.67	132,741	1.16		1.16		1.15		1.15		5.03		259

11.57	1.39	1,617	1.90	*	1.90	*	1.90	*	1.90	*	2.86	*	31
11.63	(0.13)	3,559	1.90		1.90		1.90		1.90		2.79		80
12.16	9.36	5,958	1.90		1.90		1.90		1.90		2.83		184
11.64	5.77	8,059	1.90		1.90		1.90		1.90		3.56		65
11.50	9.77	15,557	1.90		1.90		1.90		1.90		4.17		95
10.98	35.67	25,491	1.91		1.91		1.90		1.90		4.32		259

Please see footnotes on page 28.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Diversified Income Fund (Cont.)
Class C
04/01/2014 - 09/30/2014+	$11.63	$0.17	$0.00	$0.17	$(0.23)	$0.00	$0.00	$(0.23)
03/31/2014	12.16	0.33	(0.36)	(0.03)	(0.42)	(0.08)	0.00	(0.50)
03/31/2013	11.64	0.34	0.74	1.08	(0.53)	(0.03)	0.00	(0.56)
03/31/2012	11.50	0.40	0.24	0.64	(0.46)	(0.04)	0.00	(0.50)
03/31/2011	10.98	0.47	0.58	1.05	(0.53)	0.00	0.00	(0.53)
03/31/2010	8.51	0.43	2.55	2.98	(0.50)	0.00	(0.01)	(0.51)

PIMCO Floating Income Fund
Institutional Class
04/01/2014 - 09/30/2014+	$8.85	$0.18	$(0.15)	$0.03	$(0.20)	$0.00	$0.00	$(0.20)
03/31/2014	8.94	0.32	(0.02)	0.30	(0.39)	0.00	0.00	(0.39)
03/31/2013	8.69	0.34	0.33	0.67	(0.42)	0.00	0.00	(0.42)
03/31/2012	9.15	0.36	(0.43)	(0.07)	(0.39)	0.00	0.00	(0.39)
03/31/2011	9.04	0.37	0.10	0.47	(0.36)	0.00	0.00	(0.36)
03/31/2010	7.00	0.42	2.12	2.54	(0.50)	0.00	0.00	(0.50)
Class P
04/01/2014 - 09/30/2014+	8.85	0.18	(0.15)	0.03	(0.20)	0.00	0.00	(0.20)
03/31/2014	8.94	0.33	(0.04)	0.29	(0.38)	0.00	0.00	(0.38)
03/31/2013	8.69	0.33	0.33	0.66	(0.41)	0.00	0.00	(0.41)
03/31/2012	9.15	0.35	(0.43)	(0.08)	(0.38)	0.00	0.00	(0.38)
03/31/2011	9.04	0.37	0.09	0.46	(0.35)	0.00	0.00	(0.35)
03/31/2010	7.00	0.42	2.11	2.53	(0.49)	0.00	0.00	(0.49)
Administrative Class
04/01/2014 - 09/30/2014+	8.85	0.17	(0.15)	0.02	(0.19)	0.00	0.00	(0.19)
03/31/2014	8.94	0.33	(0.05)	0.28	(0.37)	0.00	0.00	(0.37)
03/31/2013	8.69	0.31	0.33	0.64	(0.39)	0.00	0.00	(0.39)
03/31/2012	9.15	0.33	(0.43)	(0.10)	(0.36)	0.00	0.00	(0.36)
03/31/2011	9.04	0.35	0.10	0.45	(0.34)	0.00	0.00	(0.34)
03/31/2010	7.00	0.40	2.12	2.52	(0.48)	0.00	0.00	(0.48)
Class D
04/01/2014 - 09/30/2014+	8.85	0.17	(0.15)	0.02	(0.19)	0.00	0.00	(0.19)
03/31/2014	8.94	0.30	(0.04)	0.26	(0.35)	0.00	0.00	(0.35)
03/31/2013	8.69	0.30	0.33	0.63	(0.38)	0.00	0.00	(0.38)
03/31/2012	9.15	0.32	(0.43)	(0.11)	(0.35)	0.00	0.00	(0.35)
03/31/2011	9.04	0.34	0.09	0.43	(0.32)	0.00	0.00	(0.32)
03/31/2010	7.00	0.39	2.12	2.51	(0.47)	0.00	0.00	(0.47)
Class A
04/01/2014 - 09/30/2014+	8.85	0.17	(0.15)	0.02	(0.19)	0.00	0.00	(0.19)
03/31/2014	8.94	0.30	(0.04)	0.26	(0.35)	0.00	0.00	(0.35)
03/31/2013	8.69	0.30	0.33	0.63	(0.38)	0.00	0.00	(0.38)
03/31/2012	9.15	0.32	(0.43)	(0.11)	(0.35)	0.00	0.00	(0.35)
03/31/2011	9.04	0.34	0.09	0.43	(0.32)	0.00	0.00	(0.32)
03/31/2010	7.00	0.39	2.12	2.51	(0.47)	0.00	0.00	(0.47)
Class C
04/01/2014 - 09/30/2014+	8.85	0.15	(0.15)	0.00	(0.17)	0.00	0.00	(0.17)
03/31/2014	8.94	0.28	(0.04)	0.24	(0.33)	0.00	0.00	(0.33)
03/31/2013	8.69	0.27	0.33	0.60	(0.35)	0.00	0.00	(0.35)
03/31/2012	9.15	0.30	(0.43)	(0.13)	(0.33)	0.00	0.00	(0.33)
03/31/2011	9.04	0.31	0.09	0.40	(0.29)	0.00	0.00	(0.29)
03/31/2010	7.00	0.37	2.11	2.48	(0.44)	0.00	0.00	(0.44)

Please see footnotes on page 28.

22	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.57	1.40%	$138,372	1.90	%*	1.90	%*	1.90	%*	1.90	%*	2.87	%*	31%
11.63	(0.13)	148,202	1.90		1.90		1.90		1.90		2.79		80
12.16	9.36	205,753	1.90		1.90		1.90		1.90		2.82		184
11.64	5.77	167,387	1.90		1.90		1.90		1.90		3.49		65
11.50	9.77	141,121	1.90		1.90		1.90		1.90		4.15		95
10.98	35.67	98,586	1.91		1.91		1.90		1.90		4.29		259

$8.68	0.35%	$543,004	0.55	%*	0.55	%*	0.55	%*	0.55	%*	4.14	%*	34%
8.85	3.46	1,652,654	0.55		0.55		0.55		0.55		3.64		59
8.94	7.84	3,851,640	0.55		0.55		0.55		0.55		3.81		106
8.69	(0.70)	3,430,030	0.55		0.55		0.55		0.55		4.13		43
9.15	5.32	2,454,395	0.55		0.55		0.55		0.55		4.05		40
9.04	37.08	354,497	0.55		0.55		0.55		0.55		5.21		318

8.68	0.30	198,333	0.65	*	0.65	*	0.65	*	0.65	*	4.04	*	34
8.85	3.36	184,814	0.65		0.65		0.65		0.65		3.75		59
8.94	7.73	33,927	0.65		0.65		0.65		0.65		3.71		106
8.69	(0.80)	22,708	0.65		0.65		0.65		0.65		4.03		43
9.15	5.22	74,764	0.65		0.65		0.65		0.65		4.07		40
9.04	36.94	19,879	0.65		0.65		0.65		0.65		4.87		318

8.68	0.22	1,543	0.80	*	0.80	*	0.80	*	0.80	*	3.89	*	34
8.85	3.20	1,990	0.80		0.80		0.80		0.80		3.79		59
8.94	7.58	273	0.80		0.80		0.80		0.80		3.56		106
8.69	(0.96)	292	0.80		0.80		0.80		0.80		3.89		43
9.15	5.06	264	0.80		0.80		0.80		0.80		3.83		40
9.04	36.77	49	0.80		0.80		0.80		0.80		4.69		318

8.68	0.15	29,917	0.95	*	0.95	*	0.95	*	0.95	*	3.74	*	34
8.85	3.04	35,120	0.95		0.95		0.95		0.95		3.37		59
8.94	7.41	41,668	0.95		0.95		0.95		0.95		3.40		106
8.69	(1.09)	70,612	0.95		0.95		0.95		0.95		3.73		43
9.15	4.90	74,448	0.95		0.95		0.95		0.95		3.79		40
9.04	36.55	46,462	0.95		0.95		0.95		0.95		4.66		318

8.68	0.15	228,444	0.95	*	0.95	*	0.95	*	0.95	*	3.74	*	34
8.85	3.05	250,617	0.95		0.95		0.95		0.95		3.40		59
8.94	7.41	187,820	0.95		0.95		0.95		0.95		3.41		106
8.69	(1.09)	144,688	0.95		0.95		0.95		0.95		3.73		43
9.15	4.89	234,820	0.95		0.95		0.95		0.95		3.76		40
9.04	36.54	114,763	0.95		0.95		0.95		0.95		4.68		318

8.68	0.00	164,036	1.25	*	1.25	*	1.25	*	1.25	*	3.45	*	34
8.85	2.74	181,269	1.25		1.25		1.25		1.25		3.14		59
8.94	7.09	93,431	1.25		1.25		1.25		1.25		3.11		106
8.69	(1.39)	86,171	1.25		1.25		1.25		1.25		3.43		43
9.15	4.59	146,432	1.25		1.25		1.25		1.25		3.46		40
9.04	36.14	60,876	1.25		1.25		1.25		1.25		4.42		318

Please see footnotes on page 28.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains		Tax Basis Return of Capital	Total Distributions

PIMCO High Yield Fund
Institutional Class
04/01/2014 - 09/30/2014+	$9.73	$0.27	$(0.25)	$0.02	$(0.28)	$0.00		$0.00	$(0.28)
03/31/2014	9.71	0.55	0.04	0.59	(0.57)	(0.00	)^	0.00	(0.57)
03/31/2013	9.29	0.55	0.48	1.03	(0.61)	0.00		0.00	(0.61)
03/31/2012	9.45	0.62	(0.11)	0.51	(0.66)	(0.01)		0.00	(0.67)
03/31/2011	9.06	0.67	0.41	1.08	(0.69)	0.00		0.00	(0.69)
03/31/2010	6.56	0.71	2.52	3.23	(0.73)	(0.00	)^	0.00	(0.73)
Class P
04/01/2014 - 09/30/2014+	9.73	0.26	(0.25)	0.01	(0.27)	0.00		0.00	(0.27)
03/31/2014	9.71	0.54	0.04	0.58	(0.56)	(0.00	)^	0.00	(0.56)
03/31/2013	9.29	0.54	0.48	1.02	(0.60)	0.00		0.00	(0.60)
03/31/2012	9.45	0.62	(0.12)	0.50	(0.65)	(0.01)		0.00	(0.66)
03/31/2011	9.06	0.66	0.41	1.07	(0.68)	0.00		0.00	(0.68)
03/31/2010	6.56	0.72	2.50	3.22	(0.72)	(0.00	)^	0.00	(0.72)
Administrative Class
04/01/2014 - 09/30/2014+	9.73	0.26	(0.25)	0.01	(0.27)	0.00		0.00	(0.27)
03/31/2014	9.71	0.52	0.04	0.56	(0.54)	(0.00	)^	0.00	(0.54)
03/31/2013	9.29	0.53	0.48	1.01	(0.59)	0.00		0.00	(0.59)
03/31/2012	9.45	0.60	(0.11)	0.49	(0.64)	(0.01)		0.00	(0.65)
03/31/2011	9.06	0.65	0.41	1.06	(0.67)	0.00		0.00	(0.67)
03/31/2010	6.56	0.69	2.52	3.21	(0.71)	(0.00	)^	0.00	(0.71)
Class D
04/01/2014 - 09/30/2014+	9.73	0.25	(0.25)	0.00	(0.26)	0.00		0.00	(0.26)
03/31/2014	9.71	0.51	0.04	0.55	(0.53)	(0.00	)^	0.00	(0.53)
03/31/2013	9.29	0.52	0.48	1.00	(0.58)	0.00		0.00	(0.58)
03/31/2012	9.45	0.59	(0.11)	0.48	(0.63)	(0.01)		0.00	(0.64)
03/31/2011	9.06	0.64	0.41	1.05	(0.66)	0.00		0.00	(0.66)
03/31/2010	6.56	0.69	2.51	3.20	(0.70)	(0.00	)^	0.00	(0.70)
Class A
04/01/2014 - 09/30/2014+	9.73	0.25	(0.25)	0.00	(0.26)	0.00		0.00	(0.26)
03/31/2014	9.71	0.51	0.04	0.55	(0.53)	(0.00	)^	0.00	(0.53)
03/31/2013	9.29	0.52	0.48	1.00	(0.58)	0.00		0.00	(0.58)
03/31/2012	9.45	0.59	(0.11)	0.48	(0.63)	(0.01)		0.00	(0.64)
03/31/2011	9.06	0.64	0.41	1.05	(0.66)	0.00		0.00	(0.66)
03/31/2010	6.56	0.69	2.51	3.20	(0.70)	(0.00	)^	0.00	(0.70)
Class B
04/01/2014 - 09/30/2014+	9.73	0.22	(0.26)	(0.04)	(0.22)	0.00		0.00	(0.22)
03/31/2014	9.71	0.44	0.04	0.48	(0.46)	(0.00	)^	0.00	(0.46)
03/31/2013	9.29	0.45	0.47	0.92	(0.50)	0.00		0.00	(0.50)
03/31/2012	9.45	0.54	(0.13)	0.41	(0.56)	(0.01)		0.00	(0.57)
03/31/2011	9.06	0.57	0.41	0.98	(0.59)	0.00		0.00	(0.59)
03/31/2010	6.56	0.63	2.51	3.14	(0.64)	(0.00	)^	0.00	(0.64)
Class C
04/01/2014 - 09/30/2014+	9.73	0.22	(0.25)	(0.03)	(0.23)	0.00		0.00	(0.23)
03/31/2014	9.71	0.44	0.04	0.48	(0.46)	(0.00	)^	0.00	(0.46)
03/31/2013	9.29	0.45	0.47	0.92	(0.50)	0.00		0.00	(0.50)
03/31/2012	9.45	0.53	(0.12)	0.41	(0.56)	(0.01)		0.00	(0.57)
03/31/2011	9.06	0.57	0.41	0.98	(0.59)	0.00		0.00	(0.59)
03/31/2010	6.56	0.63	2.51	3.14	(0.64)	(0.00	)^	0.00	(0.64)
Class R
04/01/2014 - 09/30/2014+	9.73	0.24	(0.25)	(0.01)	(0.25)	0.00		0.00	(0.25)
03/31/2014	9.71	0.49	0.04	0.53	(0.51)	(0.00	)^	0.00	(0.51)
03/31/2013	9.29	0.50	0.47	0.97	(0.55)	0.00		0.00	(0.55)
03/31/2012	9.45	0.57	(0.12)	0.45	(0.60)	(0.01)		0.00	(0.61)
03/31/2011	9.06	0.62	0.41	1.03	(0.64)	0.00		0.00	(0.64)
03/31/2010	6.56	0.67	2.51	3.18	(0.68)	(0.00	)^	0.00	(0.68)

Please see footnotes on page 28.

24	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$9.47	0.16%	$7,618,737	0.55	%*	0.55	%*	0.55	%*	0.55	%*	5.53	%*	21%
9.73	6.26	11,028,861	0.55		0.55		0.55		0.55		5.70		25
9.71	11.42	15,411,414	0.55		0.55		0.55		0.55		5.81		39
9.29	5.74	12,498,053	0.55		0.55		0.55		0.55		6.79		50
9.45	12.42	8,090,580	0.55		0.55		0.55		0.55		7.28		36
9.06	50.75	4,956,393	0.56		0.56		0.55		0.55		8.77		129

9.47	0.12	472,539	0.65	*	0.65	*	0.65	*	0.65	*	5.42	*	21
9.73	6.16	522,159	0.65		0.65		0.65		0.65		5.60		25
9.71	11.31	556,013	0.65		0.65		0.65		0.65		5.72		39
9.29	5.63	507,252	0.65		0.65		0.65		0.65		6.72		50
9.45	12.31	463,418	0.65		0.65		0.65		0.65		7.18		36
9.06	50.60	239,075	0.66		0.66		0.65		0.65		8.58		129

9.47	0.04	469,348	0.80	*	0.80	*	0.80	*	0.80	*	5.27	*	21
9.73	6.00	673,654	0.80		0.80		0.80		0.80		5.45		25
9.71	11.14	842,722	0.80		0.80		0.80		0.80		5.57		39
9.29	5.47	1,003,832	0.80		0.80		0.80		0.80		6.58		50
9.45	12.14	1,058,247	0.80		0.80		0.80		0.80		7.05		36
9.06	50.38	765,317	0.81		0.81		0.80		0.80		8.51		129

9.47	(0.01)	462,979	0.90	*	0.90	*	0.90	*	0.90	*	5.17	*	21
9.73	5.89	640,189	0.90		0.90		0.90		0.90		5.35		25
9.71	11.03	793,609	0.90		0.90		0.90		0.90		5.47		39
9.29	5.37	842,522	0.90		0.90		0.90		0.90		6.46		50
9.45	12.03	782,637	0.90		0.90		0.90		0.90		6.95		36
9.06	50.23	712,360	0.91		0.91		0.90		0.90		8.41		129

9.47	(0.01)	898,586	0.90	*	0.90	*	0.90	*	0.90	*	5.17	*	21
9.73	5.89	1,081,320	0.90		0.90		0.90		0.90		5.35		25
9.71	11.03	1,234,917	0.90		0.90		0.90		0.90		5.47		39
9.29	5.37	1,299,092	0.90		0.90		0.90		0.90		6.48		50
9.45	12.03	1,275,670	0.90		0.90		0.90		0.90		6.95		36
9.06	50.23	1,036,410	0.91		0.91		0.90		0.90		8.41		129

9.47	(0.39)	3,212	1.65	*	1.65	*	1.65	*	1.65	*	4.43	*	21
9.73	5.11	7,724	1.65		1.65		1.65		1.65		4.61		25
9.71	10.21	11,908	1.65		1.65		1.65		1.65		4.73		39
9.29	4.58	20,986	1.65		1.65		1.65		1.65		5.83		50
9.45	11.20	71,368	1.65		1.65		1.65		1.65		6.27		36
9.06	49.13	143,400	1.66		1.66		1.65		1.65		7.71		129

9.47	(0.38)	504,857	1.65	*	1.65	*	1.65	*	1.65	*	4.42	*	21
9.73	5.11	558,664	1.65		1.65		1.65		1.65		4.61		25
9.71	10.21	611,694	1.65		1.65		1.65		1.65		4.72		39
9.29	4.58	601,903	1.65		1.65		1.65		1.65		5.73		50
9.45	11.20	600,135	1.65		1.65		1.65		1.65		6.20		36
9.06	49.13	506,455	1.66		1.66		1.65		1.65		7.67		129

9.47	(0.14)	47,846	1.15	*	1.15	*	1.15	*	1.15	*	4.92	*	21
9.73	5.63	56,386	1.15		1.15		1.15		1.15		5.10		25
9.71	10.76	62,550	1.15		1.15		1.15		1.15		5.22		39
9.29	5.11	51,203	1.15		1.15		1.15		1.15		6.23		50
9.45	11.75	50,139	1.15		1.15		1.15		1.15		6.69		36
9.06	49.87	31,387	1.16		1.16		1.15		1.15		8.15		129

Please see footnotes on page 28.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO High Yield Spectrum Fund
Institutional Class
04/01/2014 - 09/30/2014+	$11.09	$0.34	$(0.36)	$(0.02)	$(0.34)	$0.00	$0.00	$(0.34)
03/31/2014	11.06	0.69	0.18	0.87	(0.69)	(0.15)	0.00	(0.84)
03/31/2013	10.37	0.66	0.77	1.43	(0.74)	(0.00)^	0.00	(0.74)
03/31/2012	10.55	0.69	(0.13)	0.56	(0.71)	(0.03)	0.00	(0.74)
09/15/2010 - 03/31/2011	10.00	0.33	0.58	0.91	(0.35)	(0.01)	0.00	(0.36)
Class P
04/01/2014 - 09/30/2014+	11.09	0.34	(0.36)	(0.02)	(0.34)	0.00	0.00	(0.34)
03/31/2014	11.06	0.67	0.19	0.86	(0.68)	(0.15)	0.00	(0.83)
03/31/2013	10.37	0.65	0.77	1.42	(0.73)	(0.00)^	0.00	(0.73)
03/31/2012	10.55	0.67	(0.12)	0.55	(0.70)	(0.03)	0.00	(0.73)
09/15/2010 - 03/31/2011	10.00	0.33	0.58	0.91	(0.35)	(0.01)	0.00	(0.36)
Class D
04/01/2014 - 09/30/2014+	11.09	0.32	(0.36)	(0.04)	(0.32)	0.00	0.00	(0.32)
03/31/2014	11.06	0.64	0.19	0.83	(0.65)	(0.15)	0.00	(0.80)
03/31/2013	10.37	0.62	0.77	1.39	(0.70)	(0.00)^	0.00	(0.70)
03/31/2012	10.55	0.64	(0.11)	0.53	(0.68)	(0.03)	0.00	(0.71)
09/15/2010 - 03/31/2011	10.00	0.32	0.57	0.89	(0.33)	(0.01)	0.00	(0.34)
Class A
04/01/2014 - 09/30/2014+	11.09	0.32	(0.36)	(0.04)	(0.32)	0.00	0.00	(0.32)
03/31/2014	11.06	0.65	0.18	0.83	(0.65)	(0.15)	0.00	(0.80)
03/31/2013	10.37	0.62	0.77	1.39	(0.70)	(0.00)^	0.00	(0.70)
03/31/2012	10.55	0.64	(0.11)	0.53	(0.68)	(0.03)	0.00	(0.71)
09/15/2010 - 03/31/2011	10.00	0.32	0.57	0.89	(0.33)	(0.01)	0.00	(0.34)
Class C
04/01/2014 - 09/30/2014+	11.09	0.28	(0.36)	(0.08)	(0.28)	0.00	0.00	(0.28)
03/31/2014	11.06	0.57	0.18	0.75	(0.57)	(0.15)	0.00	(0.72)
03/31/2013	10.37	0.53	0.78	1.31	(0.62)	(0.00)^	0.00	(0.62)
03/31/2012	10.55	0.57	(0.12)	0.45	(0.60)	(0.03)	0.00	(0.63)
09/15/2010 - 03/31/2011	10.00	0.27	0.58	0.85	(0.29)	(0.01)	0.00	(0.30)

PIMCO Long-Term Credit Fund
Institutional Class
04/01/2014 - 09/30/2014+	$12.24	$0.31	$0.47	$0.78	$(0.34)	$0.00	$0.00	$(0.34)
03/31/2014	13.01	0.56	(0.42)	0.14	(0.60)	(0.29)	(0.02)	(0.91)
03/31/2013	12.19	0.63	1.28	1.91	(0.79)	(0.30)	0.00	(1.09)
03/31/2012	11.59	0.64	1.23	1.87	(0.69)	(0.58)	0.00	(1.27)
03/31/2011	11.71	0.69	0.68	1.37	(0.72)	(0.77)	0.00	(1.49)
03/31/2010	10.00	0.66	1.85	2.51	(0.62)	(0.18)	0.00	(0.80)
Class P
04/01/2014 - 09/30/2014+	12.24	0.30	0.48	0.78	(0.34)	0.00	0.00	(0.34)
03/31/2014	13.01	0.55	(0.42)	0.13	(0.59)	(0.29)	(0.02)	(0.90)
03/31/2013	12.19	0.62	1.27	1.89	(0.77)	(0.30)	0.00	(1.07)
02/29/2012 - 03/31/2012	12.45	0.05	(0.25)	(0.20)	(0.06)	0.00	0.00	(0.06)

PIMCO Senior Floating Rate Fund
Institutional Class
04/01/2014 - 09/30/2014+	$10.24	$0.18	$(0.14)	$0.04	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2014	10.35	0.35	(0.02)	0.33	(0.36)	(0.08)	0.00	(0.44)
03/31/2013	10.03	0.36	0.33	0.69	(0.36)	(0.01)	0.00	(0.37)
04/29/2011 - 03/31/2012	10.00	0.29	0.01	0.30	(0.27)	0.00	0.00	(0.27)
Class P
04/01/2014 - 09/30/2014+	10.24	0.17	(0.13)	0.04	(0.18)	0.00	0.00	(0.18)
03/31/2014	10.35	0.34	(0.02)	0.32	(0.35)	(0.08)	0.00	(0.43)
03/31/2013	10.03	0.34	0.34	0.68	(0.35)	(0.01)	0.00	(0.36)
04/29/2011 - 03/31/2012	10.00	0.29	0.00 ^	0.29	(0.26)	0.00	0.00	(0.26)

Please see footnotes on page 28.

26	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.73	(0.20)%	$1,831,714	0.60	%*	0.60	%*	0.60	%*	0.60	%*	6.17	%*	17%
11.09	8.25	3,085,230	0.60		0.60		0.60		0.60		6.23		47
11.06	14.29	2,898,520	0.58		0.60		0.58		0.60		6.10		30
10.37	5.78	922,443	0.55		0.60		0.55		0.60		6.77		44
10.55	9.25	472,281	0.55	*	0.64	*	0.55	*	0.64	*	5.92	*	14

10.73	(0.25)	56,007	0.70	*	0.70	*	0.70	*	0.70	*	6.07	*	17
11.09	8.14	59,699	0.70		0.70		0.70		0.70		6.14		47
11.06	14.18	48,123	0.68		0.70		0.68		0.70		5.99		30
10.37	5.68	4,918	0.65		0.70		0.65		0.70		6.54		44
10.55	9.20	4,859	0.65	*	0.74	*	0.65	*	0.74	*	5.90	*	14

10.73	(0.38)	32,820	0.95	*	0.95	*	0.95	*	0.95	*	5.80	*	17
11.09	7.87	53,329	0.95		0.95		0.95		0.95		5.84		47
11.06	13.90	74,278	0.93		0.95		0.93		0.95		5.75		30
10.37	5.41	13,653	0.90		0.95		0.90		0.95		6.30		44
10.55	9.04	8,830	0.90	*	0.98	*	0.90	*	0.98	*	5.61	*	14

10.73	(0.38)	19,474	0.95	*	0.95	*	0.95	*	0.95	*	5.81	*	17
11.09	7.87	34,733	0.95		0.95		0.95		0.95		5.87		47
11.06	13.90	35,623	0.93		0.95		0.93		0.95		5.74		30
10.37	5.42	5,488	0.90		0.95		0.90		0.95		6.33		44
10.55	9.03	920	0.90	*	1.01	*	0.90	*	1.01	*	5.59	*	14

10.73	(0.75)	11,013	1.70	*	1.70	*	1.70	*	1.70	*	5.07	*	17
11.09	7.08	11,948	1.70		1.70		1.70		1.70		5.16		47
11.06	13.05	3,389	1.68		1.70		1.68		1.70		5.00		30
10.37	4.63	2,976	1.65		1.70		1.65		1.70		5.64		44
10.55	8.59	2,740	1.65	*	1.72	*	1.65	*	1.72	*	4.82	*	14

$12.68	6.41%	$5,436,519	0.57	%*	0.57	%*	0.55	%*	0.55	%*	4.83	%*	32%
12.24	1.36	5,727,646	0.56		0.56		0.55		0.55		4.61		94
13.01	15.85	4,223,770	0.59		0.59		0.55		0.55		4.82		71
12.19	16.65	2,285,476	0.55		0.55		0.55		0.55		5.22		259
11.59	12.30	1,673,967	0.56		0.56		0.55		0.55		5.79		341
11.71	25.56	1,834,816	0.55		0.55		0.55		0.55		5.76		166

12.68	6.35	158,121	0.67	*	0.67	*	0.65	*	0.65	*	4.73	*	32
12.24	1.27	139,921	0.66		0.66		0.65		0.65		4.56		94
13.01	15.75	3,158	0.69		0.69		0.65		0.65		4.70		71
12.19	1.64	10	0.65	*	0.65	*	0.65	*	0.65	*	4.88	*	259

$10.10	0.41%	$1,920,517	0.70	%*	0.70	%*	0.70	%*	0.70	%*	3.42	%*	23%
10.24	3.27	2,201,007	0.75	(b)	0.75	(b)	0.75	(b)	0.75	(b)	3.41		132
10.35	7.00	2,268,461	0.80		0.80		0.80		0.80		3.54		125
10.03	3.12	389,379	0.80	*	0.83	*	0.80	*	0.83	*	3.17	*	160

10.10	0.36	37,010	0.80	*	0.80	*	0.80	*	0.80	*	3.33	*	23
10.24	3.17	39,664	0.85	(b)	0.85	(b)	0.85	(b)	0.85	(b)	3.34		132
10.35	6.89	6,409	0.90		0.90		0.90		0.90		3.36		125
10.03	3.04	4,668	0.90	*	0.93	*	0.90	*	0.93	*	3.23	*	160

Please see footnotes on page 28.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Senior Floating Rate Fund (Cont.)
Class D
04/01/2014 - 09/30/2014+	$10.24	$0.16	$(0.13)	$0.03	$(0.17)	$0.00	$0.00	$(0.17)
03/31/2014	10.35	0.32	(0.02)	0.30	(0.33)	(0.08)	0.00	(0.41)
03/31/2013	10.03	0.33	0.33	0.66	(0.33)	(0.01)	0.00	(0.34)
04/29/2011 - 03/31/2012	10.00	0.27	0.01	0.28	(0.25)	0.00	0.00	(0.25)
Class A
04/01/2014 - 09/30/2014+	10.24	0.16	(0.13)	0.03	(0.17)	0.00	0.00	(0.17)
03/31/2014	10.35	0.32	(0.02)	0.30	(0.33)	(0.08)	0.00	(0.41)
03/31/2013	10.03	0.33	0.33	0.66	(0.33)	(0.01)	0.00	(0.34)
04/29/2011 - 03/31/2012	10.00	0.28	0.00 ^	0.28	(0.25)	0.00	0.00	(0.25)
Class C
04/01/2014 - 09/30/2014+	10.24	0.12	(0.13)	(0.01)	(0.13)	0.00	0.00	(0.13)
03/31/2014	10.35	0.25	(0.03)	0.22	(0.25)	(0.08)	0.00	(0.33)
03/31/2013	10.03	0.25	0.33	0.58	(0.25)	(0.01)	0.00	(0.26)
04/29/2011 - 03/31/2012	10.00	0.21	0.00 ^	0.21	(0.18)	0.00	0.00	(0.18)
Class R
04/01/2014 - 09/30/2014+	10.24	0.15	(0.14)	0.01	(0.15)	0.00	0.00	(0.15)
03/31/2014	10.35	0.30	(0.03)	0.27	(0.30)	(0.08)	0.00	(0.38)
03/31/2013	10.03	0.31	0.32	0.63	(0.30)	(0.01)	0.00	(0.31)
04/29/2011 - 03/31/2012	10.00	0.22	0.03	0.25	(0.22)	0.00	0.00	(0.22)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2013, the Fund’s advisory fee was decreased by 0.10% to an annual rate of 0.40%.

28	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.10	0.26%	$27,772	1.00	%*	1.00	%*	1.00	%*	1.00	%*	3.11	%*	23%
10.24	2.96	37,385	1.05	(b)	1.05	(b)	1.05	(b)	1.05	(b)	3.12		132
10.35	6.68	10,143	1.10		1.10		1.10		1.10		3.24		125
10.03	2.86	1,171	1.10	*	1.13	*	1.10	*	1.13	*	2.93	*	160

10.10	0.26	126,144	1.00	*	1.00	*	1.00	*	1.00	*	3.12	*	23
10.24	2.96	163,245	1.05	(b)	1.05	(b)	1.05	(b)	1.05	(b)	3.14		132
10.35	6.67	31,245	1.10		1.10		1.10		1.10		3.22		125
10.03	2.86	6,261	1.10	*	1.13	*	1.10	*	1.13	*	3.11	*	160

10.10	(0.12)	98,166	1.75	*	1.75	*	1.75	*	1.75	*	2.37	*	23
10.24	2.20	119,719	1.80	(b)	1.80	(b)	1.80	(b)	1.80	(b)	2.40		132
10.35	5.88	9,550	1.85		1.85		1.85		1.85		2.47		125
10.03	2.20	2,798	1.85	*	1.88	*	1.85	*	1.88	*	2.31	*	160

10.10	0.13	6,686	1.25	*	1.25	*	1.25	*	1.25	*	2.88	*	23
10.24	2.70	5,726	1.30	(b)	1.30	(b)	1.30	(b)	1.30	(b)	2.91		132
10.35	6.42	1,130	1.35		1.35		1.35		1.35		3.03		125
10.03	2.61	11	1.35	*	1.38	*	1.35	*	1.38	*	2.47	*	160

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	29

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Convertible Fund	PIMCO Credit Absolute Return Fund	PIMCO Diversified Income Fund

Assets:
Investments, at value
Investments in securities*	$200,463	$1,040,404	$3,152,941
Investments in Affiliates	9,900	463,792	144,161
Financial Derivative Instruments
Exchange-traded or centrally cleared	934	698	137
Over the counter	1,138	18,332	62,910
Cash	4	0	0
Deposits with counterparty	753	332	2,163
Foreign currency, at value	273	2,554	1,360
Receivable for investments sold	4,890	73,070	212,173
Receivable for investments in Affiliates sold	0	1,300	0
Receivable for Fund shares sold	780	130	2,138
Interest and dividends receivable	1,029	8,459	42,021
Dividends receivable from Affiliates	0	118	29
Other assets	1	0	0
	220,165	1,609,189	3,620,033

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$5,805	$200,478
Payable for sale-buyback transactions	1,786	0	0
Payable for short sales	312	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,037	377	3,332
Over the counter	452	15,414	28,188
Payable for investments purchased	8	47,190	36,287
Payable for investments in Affiliates purchased	0	118	29
Payable for investments purchased on a delayed-delivery basis	0	5,154	0
Deposits from counterparty	690	7,390	34,532
Payable for Fund shares redeemed	708	14,395	21,825
Dividends payable	0	0	1,074
Overdraft due to custodian	0	83	171
Accrued investment advisory fees	71	827	1,234
Accrued supervisory and administrative fees	62	425	877
Accrued distribution fees	35	12	101
Accrued servicing fees	21	7	66
	6,182	97,197	328,194

Net Assets	$213,983	$1,511,992	$3,291,839

Net Assets Consist of:
Paid in capital	$186,610	$1,451,195	$3,145,632
Undistributed (overdistributed) net investment income	5,836	6,125	(70,996)
Accumulated undistributed net realized gain (loss)	1,977	54,972	179,520
Net unrealized appreciation (depreciation)	19,560	(300)	37,683
	$213,983	$1,511,992	$3,291,839

Cost of Investments in Securities	$177,407	$1,035,509	$3,162,993
Cost of Investments in Affiliates	$9,900	$463,814	$144,162
Cost of Foreign Currency Held	$275	$2,574	$1,368
Proceeds Received on Short Sales	$310	$0	$0
Cost or Premiums of Financial Derivative Instruments, net	$(610)	$(2,771)	$(8,088)

* Includes repurchase agreements of:	$2,157	$51,500	$1,461

30	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

PIMCO Floating Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Fund	PIMCO Senior Floating Rate Fund

$1,111,445	$10,456,158	$1,917,046	$6,707,664	$2,096,338
74,341	324,768	53,925	299,145	156,460

794	2,575	0	3,773	416
31,148	20,531	17,980	75,724	727
0	1	483	2,191	6,041
786	2,181	0	1,019	432
941	2,270	782	5,928	479
54,699	662,478	10,543	182,110	33,148
0	0	0	0	0
1,137	6,365	160	874	469
14,430	177,833	38,770	80,824	7,614
14	105	20	65	37
0	338	57	26	113
1,289,735	11,655,603	2,039,766	7,359,343	2,302,274

$56,593	$515,786	$12,450	$405,493	$0
0	0	0	1,168,758	0
0	0	0	0	0

1,248	0	0	1,507	0
20,553	4,704	3,588	43,594	223
14,467	291,109	57,306	51,274	75,401
14	105	20	65	37
0	0	0	3,153	0
17,501	15,490	13,160	49,791	290
11,800	334,976	1,199	36,986	8,571
833	9,290	15	1,517	66
668	0	0	0	0
318	2,280	483	1,392	721
334	2,938	494	1,173	555
48	518	15	0	68
81	303	8	0	47
124,458	1,177,499	88,738	1,764,703	85,979

$1,165,277	$10,478,104	$1,951,028	$5,594,640	$2,216,295

$1,639,598	$9,908,003	$1,883,401	$5,372,521	$2,226,475
(16,731)	(100,475)	(57,827)	(40,325)	(2,556)
(447,503)	427,657	117,057	(62,416)	7,795
(10,087)	242,919	8,397	324,860	(15,419)
$1,165,277	$10,478,104	$1,951,028	$5,594,640	$2,216,295

$1,134,426	$10,234,652	$1,922,688	$6,409,547	$2,111,459
$74,341	$325,041	$53,962	$299,150	$156,494
$946	$2,185	$788	$5,968	$490
$0	$0	$0	$0	$0
$(11,045)	$40	$0	$(6,581)	$0

$3,096	$1,431	$0	$2,517	$1,028

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	31

Statements of Assets and Liabilities (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO Convertible Fund	PIMCO Credit Absolute Return Fund	PIMCO Diversified Income Fund

Net Assets:
Institutional Class	$67,088	$1,401,651	$2,814,835
Class P	16,360	49,963	82,079
Administrative Class	1,776	NA	10,418
Class D	27,522	23,244	67,794
Class A	54,866	24,516	176,724
Class B	NA	NA	1,617
Class C	46,371	11,825	138,372
Class R	NA	793	NA

Shares Issued and Outstanding:
Institutional Class	5,582	131,137	243,280
Class P	1,375	4,682	7,094
Administrative Class	141	NA	901
Class D	2,301	2,172	5,859
Class A	4,617	2,286	15,274
Class B	NA	NA	140
Class C	3,897	1,110	11,959
Class R	NA	74	NA

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$12.02	$10.69	$11.57
Class P	11.90	10.67	11.57
Administrative Class	12.56	NA	11.57
Class D	11.96	10.70	11.57
Class A	11.88	10.73	11.57
Class B	NA	NA	11.57
Class C	11.90	10.65	11.57
Class R	NA	10.67	NA

^	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

32	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

PIMCO Floating Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Fund	PIMCO Senior Floating Rate Fund

$543,004	$7,618,737	$1,831,714	$5,436,519	$1,920,517
198,333	472,539	56,007	158,121	37,010
1,543	469,348	NA	NA	NA
29,917	462,979	32,820	NA	27,772
228,444	898,586	19,474	NA	126,144
NA	3,212	NA	NA	NA
164,036	504,857	11,013	NA	98,166
NA	47,846	NA	NA	6,686

62,566	804,455	170,703	428,704	190,126
22,852	49,896	5,219	12,469	3,664
178	49,558	NA	NA	NA
3,447	48,886	3,059	NA	2,749
26,322	94,881	1,815	NA	12,488
NA	339	NA	NA	NA
18,901	53,307	1,026	NA	9,718
NA	5,052	NA	NA	662

$8.68	$9.47	$10.73	$12.68	$10.10
8.68	9.47	10.73	12.68	10.10
8.68	9.47	NA	NA	NA
8.68	9.47	10.73	NA	10.10
8.68	9.47	10.73	NA	10.10
NA	9.47	NA	NA	NA
8.68	9.47	10.73	NA	10.10
NA	9.47	NA	NA	10.10

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	33

Statements of Operations

Six Months Ended September 30, 2014 (Unaudited)
(Amounts in thousands)	PIMCO Convertible Fund	PIMCO Credit Absolute Return Fund	PIMCO Diversified Income Fund

Investment Income:
Interest	$1,557	$31,727	$111,957
Dividends, net of foreign taxes*	1,598	921	2,754
Dividends from Investments in Affiliates	0	793	227
Miscellaneous income	0	0	1
Total Income	3,155	33,441	114,939

Expenses:
Investment advisory fees	413	7,282	10,887
Supervisory and administrative fees	352	3,719	7,607
Distribution and/or servicing fees - Administrative Class	8	0	13
Distribution and/or servicing fees - Class D	30	32	88
Distribution fees - Class B	0	0	10
Distribution fees - Class C	155	44	547
Distribution fees - Class R	0	1	0
Servicing fees - Class A	65	40	244
Servicing fees - Class B	0	0	3
Servicing fees - Class C	52	15	182
Servicing fees - Class R	0	1	0
Trustee fees	0	1	3
Interest expense	3	3	18
Total Expenses	1,078	11,138	19,602

Net Investment Income	2,077	22,303	95,337

Net Realized Gain (Loss):
Investments in securities	5,570	23,422	112,381
Investments in Affiliates	0	27	47
Exchange-traded or centrally cleared financial derivative instruments	4,224	5,735	14,751
Over the counter financial derivative instruments	1,197	14,623	22,966
Short sales	31	103	(98)
Foreign currency	(73)	(302)	955
Net Realized Gain	10,949	43,608	151,002

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	933	(19,727)	(132,428)
Investments in Affiliates	0	11	(8)
Exchange-traded or centrally cleared financial derivative instruments	(3,734)	(8,069)	(2,036)
Over the counter financial derivative instruments	299	4,108	31,033
Short sales	(2)	0	0
Foreign currency assets and liabilities	(1)	(278)	(766)
Net Change in Unrealized Appreciation (Depreciation)	(2,505)	(23,955)	(104,205)
Net Gain (Loss)	8,444	19,653	46,797

Net Increase in Net Assets Resulting from Operations	$10,521	$41,956	$142,134

* Foreign tax withholdings - Dividends	$0	$4	$0

34	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

PIMCO Floating Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Fund	PIMCO Senior Floating Rate Fund

$44,718	$393,894	$91,295	$161,620	$50,143
1,179	2,330	122	2,106	0
98	926	147	253	261
0	0	0	1	0
45,995	397,150	91,564	163,980	50,404

2,952	16,388	4,077	9,107	4,896
2,904	21,035	4,152	7,664	3,768
2	749	0	0	0
46	735	58	0	40
0	21	0	0	0
268	2,045	47	0	415
0	65	0	0	8
307	1,291	40	0	183
0	7	0	0	0
223	682	16	0	138
0	66	0	0	8
1	8	2	4	1
7	30	4	733	8
6,710	43,122	8,396	17,508	9,465

39,285	354,028	83,168	146,472	40,939

45,038	383,145	86,856	47,976	3,539
24	(596)	(62)	7	(14)
(18,539)	11,144	0	40,457	1,727
28,934	15,913	13,978	38,710	874
0	0	0	0	0
(583)	141	(40)	(356)	18
54,874	409,747	100,732	126,794	6,144

(52,361)	(698,442)	(183,602)	116,108	(33,999)
(9)	617	69	(13)	41
(12,490)	(11,962)	0	(22,499)	(1,653)
(4,163)	13,264	15,774	14,782	542
0	0	0	0	0
127	(610)	(340)	(674)	(14)
(68,896)	(697,133)	(168,099)	107,704	(35,083)
(14,022)	(287,386)	(67,367)	234,498	(28,939)

$25,263	$66,642	$15,801	$380,970	$12,000

$0	$0	$0	$0	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	35

Statements of Changes in Net Assets

	PIMCO Convertible Fund		PIMCO Credit Absolute Return Fund		PIMCO Diversified Income Fund

(Amounts in thousands)	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,077	$5,787	$22,303	$34,012	$95,337	$248,218
Net realized gain (loss)	10,949	44,321	43,608	1,961	151,002	57,607
Net change in unrealized appreciation (depreciation)	(2,505)	(18,145)	(23,955)	14,783	(104,205)	(316,499)
Net increase (decrease) resulting from operations	10,521	31,963	41,956	50,756	142,134	(10,674)

Distributions to Shareholders:
From net investment income
Institutional Class	(3,750)	(25,161)	(14,260)	(28,319)	(106,438)	(270,364)
Class P	(719)	(1,014)	(407)	(456)	(1,868)	(4,382)
Administrative Class	(318)	(737)	0	0	(234)	(512)
Class D	(1,238)	(1,681)	(143)	(309)	(1,595)	(5,451)
Class A	(2,736)	(6,571)	(156)	(351)	(4,438)	(11,120)
Class B	0	0	0	0	(49)	(163)
Class C	(2,039)	(3,837)	(31)	(62)	(2,773)	(6,374)
Class R	0	0	(4)	(5)	0	0
From net realized capital gains
Institutional Class	0	(13,633)	0	(6,185)	0	(37,824)
Class P	0	(775)	0	(92)	0	(640)
Administrative Class	0	(688)	0	0	0	(86)
Class D	0	(1,278)	0	(80)	0	(773)
Class A	0	(4,722)	0	(95)	0	(1,630)
Class B	0	0	0	0	0	(30)
Class C	0	(3,100)	0	(34)	0	(1,197)
Class R	0	0	0	(2)	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Class A	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Class R	0	0	0	0	0	0

Total Distributions	(10,800)	(63,197)	(15,001)	(35,990)	(117,395)	(340,546)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	36,999	(285,417)	(1,151,058)	1,841,504	(2,164,517)	(1,463,021)

Fund Redemption Fee	0	0	0	0	0	0

Total Increase (Decrease) in Net Assets	36,720	(316,651)	(1,124,103)	1,856,270	(2,139,778)	(1,814,241)

Net Assets:
Beginning of period	177,263	493,914	2,636,095	779,825	5,431,617	7,245,858
End of period*	$213,983	$177,263	$1,511,992	$2,636,095	$3,291,839	$5,431,617

* Including undistributed (overdistributed) net investment income of:	$5,836	$14,559	$6,125	$(1,177)	$(70,996)	$(48,938)

**	See Note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

36	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

PIMCO Floating Income Fund		PIMCO High Yield Fund		PIMCO High Yield Spectrum Fund		PIMCO Long-Term Credit Fund		PIMCO Senior Floating Rate Fund

Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

$39,285	$123,337	$354,028	$946,791	$83,168	$198,900	$146,472	$240,537	$40,939	$85,939
54,874	75,360	409,747	419,277	100,732	19,577	126,794	(90,476)	6,144	14,283
(68,896)	(128,205)	(697,133)	(420,453)	(168,099)	35,838	107,704	(50,186)	(35,083)	(22,989)
25,263	70,492	66,642	945,615	15,801	254,315	380,970	99,875	12,000	77,233

(29,396)	(123,892)	(278,741)	(776,714)	(78,829)	(192,641)	(159,284)	(251,035)	(37,461)	(79,911)
(4,418)	(5,843)	(14,458)	(29,279)	(1,764)	(3,272)	(3,960)	(3,665)	(750)	(980)
(37)	(36)	(16,394)	(42,861)	0	0	0	0	0	0
(756)	(1,448)	(15,769)	(36,709)	(1,328)	(2,834)	0	0	(517)	(1,177)
(5,102)	(9,162)	(27,744)	(60,998)	(923)	(1,658)	0	0	(2,377)	(3,834)
0	0	(129)	(439)	0	0	0	0	0	0
(3,443)	(5,778)	(12,622)	(27,612)	(318)	(372)	0	0	(1,385)	(2,092)
0	0	(1,343)	(3,102)	0	0	0	0	(93)	(83)

0	0	0	(38)	0	(42,566)	0	(112,682)	0	(15,673)
0	0	0	(2)	0	(782)	0	(3,290)	0	(276)
0	0	0	(2)	0	0	0	0	0	0
0	0	0	(2)	0	(875)	0	0	0	(322)
0	0	0	(3)	0	(386)	0	0	0	(1,249)
0	0	0	(0)^	0	0	0	0	0	0
0	0	0	(2)	0	(130)	0	0	0	(932)
0	0	0	(0)^	0	0	0	0	0	(30)

0	0	0	0	0	0	0	(9,095)	0	0
0	0	0	0	0	0	0	(130)	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0

(43,152)	(146,159)	(367,200)	(977,763)	(83,162)	(245,516)	(163,244)	(379,897)	(42,583)	(106,559)

(1,123,298)	(1,826,628)	(3,790,295)	(4,923,722)	(1,226,550)	176,207	(490,653)	1,920,661	(319,873)	269,044

0	0	0	0	0	0	0	0	5	90

(1,141,187)	(1,902,295)	(4,090,853)	(4,955,870)	(1,293,911)	185,006	(272,927)	1,640,639	(350,451)	239,808

2,306,464	4,208,759	14,568,957	19,524,827	3,244,939	3,059,933	5,867,567	4,226,928	2,566,746	2,326,938
$1,165,277	$2,306,464	$10,478,104	$14,568,957	$1,951,028	$3,244,939	$5,594,640	$5,867,567	$2,216,295	$2,566,746

$(16,731)	$(12,864)	$(100,475)	$(87,303)	$(57,827)	$(57,833)	$(40,325)	$(23,553)	$(2,556)	$(912)

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	37

Statement of Cash Flows

Six Months Ended September 30, 2014 (Unaudited)
(Amounts in thousands)	PIMCO Long-Term Credit Fund

Cash flows (used for) operating activities:

Net increase in net assets resulting from operations	$380,970

Adjustments to reconcile net increase in net assets from operations to net cash (used for) operating activities:
Purchases of long-term securities	(2,526,375)
Proceeds from sales of long-term securities	2,471,539
Purchases of short-term portfolio investments, net	(153,471)
Decrease in deposits with counterparty	16,956
(Increase) in receivable for investments sold	(181,382)
Decrease in interest and dividends receivable	1,210
Decrease in exchange-traded or centrally cleared derivatives	18,259
Decrease in over the counter derivatives	39,999
(Decrease) in payable for investments purchased	(66,563)
Increase in deposits from counterparty	10,375
Increase in accrued investment advisory fees	18
Increase in accrued supervisory and administrative fees	17
Payments on currency transactions	(1,030)
Net Realized (Gain) Loss
Investments in securities	(47,976)
Investments in Affiliates	(7)
Exchange-traded or centrally cleared financial derivative instruments	(40,457)
Over the counter financial derivative instruments	(38,710)
Foreign currency	356
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(116,108)
Investments in Affiliates	13
Exchange-traded or centrally cleared financial derivative instruments	22,499
Over the counter financial derivative instruments	(14,782)
Foreign currency assets and liabilities	674
Net amortization (accretion) on investments	9,057
Net cash (used for) operating activities	(214,919)

Cash flows received from financing activities:
Proceeds from shares sold	425,397
Payments on shares redeemed	(1,033,857)
(Decrease) in overdraft due to custodian	(556)
Cash dividend paid*	(9,638)
Proceeds from reverse repurchase agreements	6,458,261
Payments on reverse repurchase agreements	(6,321,427)
Proceeds from sale-buyback transactions	8,546,920
Payments on sale-buyback transactions	(7,858,876)
Proceeds from deposits from counterparty	73,364
Payments on deposits from counterparty	(69,009)
Net cash received from financing activities	210,579

Net (Decrease) in Cash and Foreign Currency	(4,340)

Cash and Foreign Currency:
Beginning of period	12,459
End of period	$8,119

* Reinvestment of dividends	$153,530

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$128

38	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Convertible Fund

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.7%

CORPORATE BONDS & NOTES 6.7%

BANKING & FINANCE 6.7%
AGFC Capital Trust
6.000% due 01/15/2067		$1,000	$822
Barclays PLC
8.000% due 12/15/2020 (c)	EUR	1,400	1,848
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041		$4,600	4,885
HSBC Holdings PLC
6.375% due 09/17/2024 (c)		5,000	5,000
LBG Capital PLC
15.000% due 12/21/2019	GBP	300	691
Lloyds Banking Group PLC
7.875% due 06/27/2029 (c)		600	989

Total Corporate Bonds & Notes (Cost $14,243)			14,235

CONVERTIBLE BONDS & NOTES 58.2%

BANKING & FINANCE 2.5%
Air Lease Corp.
3.875% due 12/01/2018		$400	545
American Realty Capital Properties, Inc.
3.000% due 08/01/2018		700	696
Annaly Capital Management, Inc.
4.000% due 02/15/2015		1,200	1,250
5.000% due 05/15/2015		1,000	1,011
Health Care REIT, Inc.
3.000% due 12/01/2029		500	616
Prologis LP
3.250% due 03/15/2015		100	105
Ryman Hospitality Properties, Inc.
3.750% due 10/01/2014		300	692
SL Green Operating Partnership LP
3.000% due 10/15/2017		300	390

			5,305

INDUSTRIALS 54.6%
Alpha Natural Resources, Inc.
2.375% due 04/15/2015 (g)		1,230	1,184
3.750% due 12/15/2017		300	215
BioMarin Pharmaceutical, Inc.
1.875% due 04/23/2017		300	1,070
Cadence Design Systems, Inc.
2.625% due 06/01/2015		300	685
Chesapeake Energy Corp.
2.500% due 05/15/2037 (g)		4,420	4,478
2.750% due 11/15/2035 (g)		1,500	1,526
Ciena Corp.
4.000% due 03/15/2015		1,000	1,041
Cobalt International Energy, Inc.
2.625% due 12/01/2019		1,800	1,493
Concur Technologies, Inc.
0.500% due 06/15/2018		1,000	1,310
Cubist Pharmaceuticals, Inc.
1.875% due 09/01/2020		2,000	2,230
Electronic Arts, Inc.
0.750% due 07/15/2016		600	743
Endo Health Solutions, Inc.
1.750% due 04/15/2015		350	819
Ford Motor Co.
4.250% due 11/15/2016		600	1,031
Gilead Sciences, Inc.
1.625% due 05/01/2016		1,270	5,932

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hologic, Inc.
2.000% due 12/15/2037	$900	$1,071
2.000% due 03/01/2042	500	528
Illumina, Inc.
0.250% due 03/15/2016	1,000	1,989
Incyte Corp.
4.750% due 10/01/2015	200	1,115
Intel Corp.
2.950% due 12/15/2035 (g)	1,900	2,422
3.250% due 08/01/2039	2,500	4,197
Jarden Corp.
1.875% due 09/15/2018	1,200	1,645
JDS Uniphase Corp.
0.625% due 08/15/2033	600	603
KB Home
1.375% due 02/01/2019	1,000	968
Lennar Corp.
2.750% due 12/15/2020 (g)	500	886
3.250% due 11/15/2021	400	687
Level 3 Communications, Inc.
7.000% due 03/15/2015	800	1,368
Liberty Interactive LLC
3.500% due 01/15/2031	1,500	827
3.750% due 02/15/2030 (g)	7,012	4,430
4.000% due 11/15/2029	1,871	1,219
Liberty Media Corp.
1.375% due 10/15/2023	1,000	984
Mentor Graphics Corp.
4.000% due 04/01/2031	500	581
Meritor, Inc.
7.875% due 03/01/2026	400	580
MGM Resorts International
4.250% due 04/15/2015 (g)	1,600	2,019
Microchip Technology, Inc.
2.125% due 12/15/2037	1,000	1,861
Micron Technology, Inc.
3.000% due 11/15/2043	1,000	1,320
Molina Healthcare, Inc.
1.125% due 01/15/2020	1,300	1,537
Molycorp, Inc.
3.250% due 06/15/2016	950	641
Mylan, Inc.
3.750% due 09/15/2015	500	1,711
Novellus Systems, Inc.
2.625% due 05/15/2041	800	1,747
NVIDIA Corp.
1.000% due 12/01/2018	1,400	1,541
Omnicare, Inc.
3.750% due 12/15/2025	500	1,195
3.750% due 04/01/2042	800	1,253
Peabody Energy Corp.
4.750% due 12/15/2066 (g)	6,800	4,692
PHH Corp.
6.000% due 06/15/2017	1,597	3,049
Priceline Group, Inc.
0.350% due 06/15/2020	2,500	2,795
1.000% due 03/15/2018	1,000	1,351
Regeneron Pharmaceuticals, Inc.
1.875% due 10/01/2016	400	1,711
Rovi Corp.
2.625% due 02/15/2040	750	758
Salesforce.com, Inc.
0.250% due 04/01/2018	3,000	3,360
Salix Pharmaceuticals Ltd.
1.500% due 03/15/2019	1,000	2,424
SanDisk Corp.
0.500% due 10/15/2020	2,000	2,404

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.500% due 08/15/2017	$900	$1,735
SBA Communications Corp.
4.000% due 10/01/2014	575	2,088
SunPower Corp.
4.500% due 03/15/2015	200	305
Teleflex, Inc.
3.875% due 08/01/2017	400	691
Tesla Motors, Inc.
0.250% due 03/01/2019	1,000	955
1.250% due 03/01/2021	1,900	1,814
1.500% due 06/01/2018	600	1,213
Teva Pharmaceutical Finance Co. LLC
0.250% due 02/01/2026	1,000	1,289
Trinity Industries, Inc.
3.875% due 06/01/2036	610	1,187
Twitter, Inc.
0.250% due 09/15/2019	4,000	3,920
United Airlines, Inc.
4.500% due 01/15/2015	800	1,983
VeriSign, Inc.
4.086% due 08/15/2037	1,000	1,686
Vishay Intertechnology, Inc.
2.250% due 06/01/2042	400	516
Walter Investment Management Corp.
4.500% due 11/01/2019 (g)	1,850	1,568
WebMD Health Corp.
2.500% due 01/31/2018	600	608
WellPoint, Inc.
2.750% due 10/15/2042	1,400	2,313
Wright Medical Group, Inc.
2.000% due 08/15/2017	1,000	1,341
Xilinx, Inc.
2.625% due 06/15/2017 (g)	1,500	2,228
XPO Logistics, Inc.
4.500% due 10/01/2017	100	237
Yahoo!, Inc.
0.000% due 12/01/2018	2,000	2,089

		116,992

UTILITIES 1.1%
CenterPoint Energy, Inc.
3.719% due 09/15/2029	38	2,315

Total Convertible Bonds & Notes (Cost $104,629)		124,612

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Bonds
3.375% due 05/15/2044 (e)	1,700	1,755
3.625% due 02/15/2044 (h)	550	595
U.S. Treasury Notes
0.250% due 01/15/2015 (h)	80	80
0.250% due 02/28/2015 (h)	953	954
0.250% due 03/31/2015 (h)	214	214

Total U.S. Treasury Obligations (Cost $3,552)		3,598

ASSET-BACKED SECURITIES 0.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.205% due 12/25/2033	104	101

Total Asset-Backed Securities (Cost $86)		101

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	39

Schedule of Investments PIMCO Convertible Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.1%
Costa Rica Government International Bond
7.000% due 04/04/2044	$200	$201

Total Sovereign Issues (Cost $200)		201

	SHARES
COMMON STOCKS 0.3%

INFORMATION TECHNOLOGY 0.3%
Amkor Technology, Inc. (a)(g)	64,409	542

Total Common Stocks (Cost $416)		542

WARRANTS 0.0%

CONSUMER DISCRETIONARY 0.0%
General Motors Co. - Exp. 07/10/2016	1,353	30
General Motors Co. - Exp. 07/10/2019	1,353	20

Total Warrants (Cost $0)		50

CONVERTIBLE PREFERRED SECURITIES 20.3%

BANKING & FINANCE 10.7%
Bank of America Corp.
7.250% (c)	7,698	8,826
Health Care REIT, Inc.
6.500% due 04/20/2018 (c)	12,000	695
MetLife, Inc.
5.000% due 10/08/2014	40,000	1,231
Wells Fargo & Co.
7.500% (c)	9,534	11,467
Weyerhaeuser Co.
6.375% due 07/01/2016	13,000	709

		22,928

INDUSTRIALS 4.1%
Alcoa, Inc.
5.375% due 10/01/2017	20,000	998
Crown Castle International Corp.
4.500% due 11/01/2016	30,000	3,161
HealthSouth Corp.
6.500% (c)	350	466

	SHARES	MARKET VALUE (000S)
Motors Liquidation Co.
5.250% due 03/06/2032 (a)	$400,000	$0
Post Holdings, Inc.
2.500% due 02/15/2019 (c)	2,700	192
SandRidge Energy, Inc.
7.000% due 11/20/2015 (c)	3,000	268
Stanley Black & Decker, Inc.
4.750% due 11/17/2015	6,000	788
United Technologies Corp.
7.500% due 08/01/2015	25,000	1,476
Universal Corp.
6.750% due 03/15/2018 (c)	1,250	1,375

		8,724

UTILITIES 5.5%
AES Trust
6.750% due 10/15/2029	53,870	2,762
Dominion Resources, Inc.
6.125% due 04/01/2016	80,000	4,484
Exelon Corp.
6.500% due 06/01/2017	40,000	2,044
NextEra Energy, Inc.
5.599% due 06/01/2015	20,000	1,236
5.799% due 09/01/2016	25,000	1,368

		11,894

Total Convertible Preferred Securities (Cost $40,773)		43,546

PREFERRED SECURITIES 1.9%

BANKING & FINANCE 1.8%
Ally Financial, Inc.
8.500% due 05/15/2016 (c)	121,000	3,264
State Street Corp.
5.900% due 03/15/2024 (c)	20,000	512

		3,776

INDUSTRIALS 0.1%
Stanley Black & Decker, Inc.
6.250% due 11/17/2016	2,000	225

Total Preferred Securities (Cost $3,931)		4,001

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.5%

REPURCHASE AGREEMENTS (d) 1.0%
		$2,157

U.S. TREASURY BILLS 3.5%
0.037% due 01/08/2015 - 03/26/2015 (b)(g)(h)	$7,421	7,420

Total Short-Term Instruments (Cost $9,577)		9,577

Total Investments in Securities (Cost $177,407)		200,463

	SHARES
INVESTMENTS IN AFFILIATES 4.6%

SHORT-TERM INSTRUMENTS 4.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio III	990,901	9,900

Total Short-Term Instruments (Cost $9,900)		9,900

Total Investments in Affiliates (Cost $9,900)		9,900

Total Investments 98.3% (Cost $187,307)		$210,363

Financial Derivative Instruments (f)(i) (0.2%)
(Cost or Premiums, net $(610))		(417)

Other Assets and Liabilities, net 1.9%		4,037

Net Assets 100.0%		$213,983

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND SHARES):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$2,157	U.S. Treasury Notes 8.125% due 08/15/2021	$(2,203)	$2,157	$2,157

Total Repurchase Agreements						$(2,203)	$2,157	$2,157

(1)	Includes accrued interest.

40	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	0.200%	09/30/2014	10/10/2014	$(105)	$(105)
FOB	0.100%	10/01/2014	10/08/2014	(1,575)	(1,576)
	0.100%	10/01/2014	10/10/2014	(105)	(105)

Total Sale-Buyback Transactions					$(1,786)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $105 at a weighted average interest rate of 0.200%.
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Shares	Proceeds	Payable for Short Sales
FOB	Constellation Brands, Inc. ‘A’	3,582	$(310)	$(312)

Total Short Sales			$(310)	$(312)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(e)	Securities with an aggregate market value of $1,755 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
SSB	$2,157	$0	$0	$0	$2,157	$(2,203)	$(46)

Master Securities Forward Transaction Agreement
BPG	0	0	(105)	0	(105)	103	(2)
FOB	0	0	(1,681)	0	(1,681)	1,652	(29)

Prime Brokerage Agreement
FOB	0	0	0	(312)	(312)	0	(312)

Total Borrowings and Other Financing Transactions	$2,157	$0	$(1,786)	$(312)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE NASDAQ 100 Stock Index	3,985.000	10/18/2014	60	$282	$208
Put - CBOE NASDAQ 100 Stock Index	3,950.000	10/24/2014	50	172	176
Call - CBOE S&P 500 Index	1,990.000	10/03/2014	50	34	15
Call - CBOE S&P 500 Index	2,020.000	10/18/2014	249	211	80

Total Purchased Options				$699	$479

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,920.000	10/18/2014	178	$(187)	$(183)
Put - CBOE S&P 500 Index	1,935.000	10/10/2014	5	(35)	(35)
Put - CBOE S&P 500 Index	1,945.000	10/24/2014	107	(146)	(211)
Put - CBOE S&P 500 Index	1,850.000	06/19/2015	150	(1,248)	(1,083)

				$(1,616)	$(1,512)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	41

Schedule of Investments PIMCO Convertible Fund (Cont.)

OPTIONS ON SECURITIES

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Constellation Brands Inc.	$87.500	10/18/2014	200	$(52)	$(42)
Put - CBOE Constellation Brands Inc.	87.500	10/18/2014	200	(53)	(48)
Call - CBOE Dish Network Corp.	65.000	10/18/2014	150	(34)	(24)
Put - CBOE Dish Network Corp.	65.000	10/18/2014	150	(42)	(31)
Put - CBOE Safeway, Inc.	32.000	12/20/2014	1,152	(57)	(20)
Put - CBOE Vulcan Materials Co.	60.000	11/22/2014	165	(30)	(40)
Call - CBOE Vulcan Materials Co.	65.000	11/22/2014	165	(31)	(18)

				$(299)	$(223)

Total Written Options				$(1,915)	$(1,735)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini NASDAQ 100 Index December Futures	Long	12/2014	383	$(132)	$71	$0
E-mini S&P 500 Index December Futures	Short	12/2014	183	169	36	0
Russell 2000 Mini Index December Futures	Long	12/2014	194	(1,200)	0	(302)

Total Futures Contracts				$(1,163)	$107	$(302)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$33,264	$2,028	$(710)	$202	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	4.500%	06/19/2024	$ 37,900	$(1,715)	$(174)	$39	$0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	5,500	(383)	(631)	33	0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044	2,000	(243)	(243)	13	0
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024	JPY 2,000,000	(677)	(303)	15	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN 225,000	(273)	(306)	46	0

					$(3,291)	$(1,657)	$146	$0

Total Swap Agreements					$(1,263)	$(2,367)	$348	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(g)	Securities with an aggregate market value of $27,129 and cash of $358 have been pledged as collateral as of September 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(h)	Securities with an aggregate market value of $5,108 and cash of $395 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$479	$107	$348	$934	$(1,735)	$(302)	$0	$(2,037)

42	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	12/2014		GBP	1,087	$		1,756	$0	$(6)

BPS	12/2014		MXN	2,468			188	5	0

BRC	10/2014		EUR	545			702	14	0
	12/2014		MXN	2,509			186	1	0

CBK	12/2014			2,246			171	4	0

GLM	10/2014		JPY	61,400			590	30	0

HUS	10/2014		EUR	774			1,020	43	0

JPM	10/2014	$		564		JPY	61,400	0	(4)
	11/2014		JPY	61,400	$		564	4	0

MSC	10/2014		EUR	233			308	13	0

UAG	10/2014	$		1,985		EUR	1,552	0	(25)
	11/2014		EUR	1,552	$		1,985	25	0

Total Forward Foreign Currency Contracts								$139	$(35)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC USD versus CNH	CNH	6.350	09/02/2015	$10,000	$83	$110

UAG	Call - OTC USD versus CNH		6.329	06/02/2015	10,000	138	86

						$221	$196

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200%	09/04/2015	$	97,500	$224	$248

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200%	09/04/2015		38,700	94	99
	Put - OTC 5-Year Interest Rate Swap (Effective 12/08/2014)	3-Month USD-LIBOR	Receive	3.700%	12/08/2014		58,000	163	155

								$481	$502

Total Purchased Options								$702	$698

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC 2-Year Interest Rate Swap (Effective 12/08/2014)	3-Month USD-LIBOR	Pay	2.800%	12/08/2014	$	124,700	$(162)	$(253)

Total Written Options								$(162)	$(253)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	4,295	$159,400	$(812)
Sales	6,351	404,700	(5,052)
Closing Buys	(6,268)	(379,700)	2,887
Expirations	(1,391)	(59,700)	820
Exercised	(320)	0	80

Balance at End of Period	2,667	$124,700	$(2,077)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	43

Schedule of Investments PIMCO Convertible Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Newmont Mining Corp.	(1.000%	)	06/20/2017	0.656%	$ 5,000	$57	$(105)	$0	$(48)

MYC	Hewlett-Packard Co.	(1.000%	)	12/20/2018	0.629%	700	25	(35)	0	(10)

							$82	$(140)	$0	$(58)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
GST	Valeant Pharmaceuticals International	5.000%	06/20/2016	0.976%	$ 900	$(14)	$78	$64	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Receive	28-Day MXN-TIIE	3.745%	08/15/2016	MXN	665,000	$0	$230	$230	$0

UAG	Receive	28-Day MXN-TIIE	3.880%	06/16/2016		313,600	(17)	24	7	0
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021		91,100	15	(121)	0	(106)

							$(2)	$133	$237	$(106)

Total Swap Agreements							$66	$71	$301	$(164)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$0	$0	$0	$0	$(6)	$0	$0	$(6)	$(6)	$0	$(6)
BPS	5	0	0	5	0	0	0	0	5	0	5
BRC	15	0	0	15	0	0	(48)	(48)	(33)	0	(33)
CBK	4	0	0	4	0	0	0	0	4	0	4
DUB	0	110	230	340	0	0	0	0	340	(290)	50
GLM	30	248	0	278	0	0	0	0	278	(130)	148
GST	0	0	64	64	0	0	0	0	64	(270)	(206)
HUS	43	0	0	43	0	0	0	0	43	0	43
JPM	4	254	0	258	(4)	(253)	0	(257)	1	0	1
MSC	13	0	0	13	0	0	0	0	13	0	13
MYC	0	0	0	0	0	0	(10)	(10)	(10)	(130)	(140)
UAG	25	86	7	118	(25)	0	(106)	(131)	(13)	0	(13)

Total Over the Counter	$139	$698	$301	$1,138	$(35)	$(253)	$(164)	$(452)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

44	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$479	$0	$0	$479
Futures	0	0	107	0	0	107
Swap Agreements	0	202	0	0	146	348

	$0	$202	$586	$0	$146	$934

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$139	$0	$139
Purchased Options	0	0	0	196	502	698
Swap Agreements	0	64	0	0	237	301

	$0	$64	$0	$335	$739	$1,138

	$0	$266	$586	$335	$885	$2,072

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$1,735	$0	$0	$1,735
Futures	0	0	302	0	0	302

	$0	$0	$2,037	$0	$0	$2,037

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$35	$0	$35
Written Options	0	0	0	0	253	253
Swap Agreements	0	58	0	0	106	164

	$0	$58	$0	$35	$359	$452

	$0	$58	$2,037	$35	$359	$2,489

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(1,103)	$0	$0	$(1,103)
Written Options	0	0	1,603	0	0	1,603
Futures	0	0	3,178	0	0	3,178
Swap Agreements	0	520	0	0	26	546

	$0	$520	$3,678	$0	$26	$4,224

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(272)	$0	$(272)
Purchased Options	0	0	0	(56)	(181)	(237)
Written Options	0	729	0	0	129	858
Swap Agreements	0	296	0	0	552	848

	$0	$1,025	$0	$(328)	$500	$1,197

	$0	$1,545	$3,678	$(328)	$526	$5,421

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$3	$0	$0	$3
Written Options	0	0	(62)	0	0	(62)
Futures	0	0	(1,596)	0	0	(1,596)
Swap Agreements	0	(710)	0	0	(1,369)	(2,079)

	$0	$(710)	$(1,655)	$0	$(1,369)	$(3,734)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$320	$0	$320
Purchased Options	0	0	0	(60)	(20)	(80)
Written Options	0	(68)	0	0	(151)	(219)
Swap Agreements	0	(123)	0	0	401	278

	$0	$(191)	$0	$260	$230	$299

	$0	$(901)	$(1,655)	$260	$(1,139)	$(3,435)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	45

Schedule of Investments PIMCO Convertible Fund (Cont.)

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$14,235	$0	$14,235
Convertible Bonds & Notes
Banking & Finance	0	5,305	0	5,305
Industrials	0	116,992	0	116,992
Utilities	0	2,315	0	2,315
U.S. Treasury Obligations	0	3,598	0	3,598
Asset-Backed Securities	0	101	0	101
Sovereign Issues	0	201	0	201
Common Stocks
Information Technology	542	0	0	542
Warrants
Consumer Discretionary	50	0	0	50
Convertible Preferred Securities
Banking & Finance	0	22,928	0	22,928
Industrials	0	8,724	0	8,724
Utilities	2,762	9,132	0	11,894
Preferred Securities
Banking & Finance	0	3,776	0	3,776
Industrials	0	225	0	225
Short-Term Instruments
Repurchase Agreements	0	2,157	0	2,157
U.S. Treasury Bills	0	7,420	0	7,420
	$3,354	$197,109	$0	$200,463

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,900	$0	$0	$9,900

Total Investments	$13,254	$197,109	$0	$210,363

Short Sales, at Value - Liabilities
Common Stocks	$(312)	$0	$0	$(312)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	107	827	0	934
Over the counter	0	1,138	0	1,138
	$107	$1,965	$0	$2,072

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(337)	(1,700)	0	(2,037)
Over the counter	0	(452)	0	(452)
	$(337)	$(2,152)	$0	$(2,489)

Totals	$12,712	$196,922	$0	$209,634

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

46	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Credit Absolute Return Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 68.8%

BANK LOAN OBLIGATIONS 8.1%
AABS Ltd.
4.875% - 5.029% due 01/10/2038	$2,329	$2,379
Air Medical Group Holdings, Inc.
5.000% due 06/30/2018	1,969	1,975
Albertson’s Holdings LLC
4.000% due 08/25/2019	5,000	4,969
Amaya Holdings B.V.
5.000% due 08/01/2021	9,800	9,690
Ancestry.com, Inc.
4.500% due 12/28/2018	1,822	1,812
Ardagh Holdings USA, Inc.
4.000% due 12/17/2019	3,731	3,680
Ardent Medical Services, Inc.
6.750% due 07/02/2018	1,827	1,836
BMC Software Finance, Inc.
5.000% due 09/10/2020	5,161	5,086
Burger King Corp.
TBD% due 09/04/2015	3,750	3,732
Burger King Worldwide, Inc.
TBD% due 09/24/2021	3,000	2,981
Cactus Wellhead LLC
7.000% due 07/31/2020	3,125	3,078
Delta 2 (LUX) SARL
4.750% - 6.000% due 07/31/2021	3,600	3,555
Dynegy Holdings, Inc.
TBD% due 09/15/2015	8,000	7,942
Expro Finservice SARL
TBD% due 09/02/2021	6,000	5,985
Gardner Denver, Inc.
4.250% due 07/30/2020	7,039	6,911
Getty Images, Inc.
4.750% due 10/18/2019	3,641	3,339
HD Supply, Inc.
4.000% due 06/28/2018	1,564	1,550
Ikaria, Inc.
8.750% due 02/12/2022	500	507
International Aircraft Leasing and Trading
3.140% due 05/29/2015 (e)	20,000	19,958
NGPL PipeCo LLC
6.750% due 09/15/2017	6,541	6,530
Numericable U.S. LLC
4.500% due 05/21/2020	5,891	5,850
Pharmaceutical Product Development LLC
4.000% due 12/05/2018	2,260	2,244
Regent Seven Seas Cruises, Inc.
3.750% due 12/21/2018	3,539	3,521
Seadrill Partners Finco LLC
4.000% due 02/21/2021	5,688	5,420
Seventy Seven Operating LLC
3.750% due 06/25/2021	3,541	3,519
Southcross Holdings Borrower LP
6.000% due 08/04/2021	1,895	1,894
Univision Communications, Inc.
4.000% due 03/01/2020	2,560	2,515

Total Bank Loan Obligations (Cost $122,790)		122,458

CORPORATE BONDS & NOTES 20.8%

BANKING & FINANCE 10.1%
Ally Financial, Inc.
4.625% due 06/26/2015	3,900	3,964

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 02/15/2017		$900	$938
6.250% due 12/01/2017		500	537
Alpha Star Holding Ltd.
4.970% due 04/09/2019		3,500	3,394
Aviation Loan Trust
2.344% due 12/15/2022		3,302	3,095
Banco Espirito Santo S.A.
5.000% due 04/23/2019	EUR	10,342	12,344
BES Investimento do Brasil S.A. Banco de Investimento
5.625% due 03/25/2015		$1,918	1,906
Blackstone CQP Holdco LP
9.296% due 03/18/2019		23,443	23,448
Cantor Fitzgerald LP
6.375% due 06/26/2015		1,000	1,031
CIT Group, Inc.
4.250% due 08/15/2017		6,850	6,936
E*TRADE Financial Corp.
6.000% due 11/15/2017		1,000	1,035
Eksportfinans ASA
0.890% due 06/16/2015	JPY	100,000	906
Exeter Finance Corp.
9.750% due 05/20/2019		$10,300	10,300
Fiat Finance & Trade S.A.
6.875% due 02/13/2015	EUR	700	903
International Lease Finance Corp.
4.875% due 04/01/2015		$6,200	6,305
8.625% due 09/15/2015		400	424
8.750% due 03/15/2017		3,700	4,135
iStar Financial, Inc.
4.000% due 11/01/2017		5,600	5,460
Jefferies Finance LLC
7.375% due 04/01/2020		12,765	13,116
KGH Intermediate Holdco LLC
7.734% due 08/07/2019 (e)		11,250	11,250
8.500% due 08/08/2019 (e)		3,750	3,749
Nationstar Mortgage LLC
6.500% due 07/01/2021		15,493	14,835
Navient LLC
6.250% due 01/25/2016		650	676
8.450% due 06/15/2018		500	564
Piper Jaffray Cos.
4.733% due 11/30/2015		500	504
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		7,000	7,035
Springleaf Finance Corp.
5.400% due 12/01/2015		100	103
Stearns Holdings, Inc.
9.375% due 08/15/2020		11,975	12,334
Towergate Finance PLC
8.500% due 02/15/2018	GBP	850	1,323

			152,550

INDUSTRIALS 8.7%
Algeco Scotsman Global Finance PLC
10.750% due 10/15/2019		$2,750	2,654
Alliance Data Systems Corp.
5.375% due 08/01/2022		6,500	6,321
ALROSA Finance S.A.
7.750% due 11/03/2020		5,125	5,298
Altice S.A.
7.250% due 05/15/2022	EUR	1,500	1,968
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		$817	834
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		2,100	1,943

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		$13,625	$10,491
California Resources Corp.
5.000% due 01/15/2020 (a)		5,815	5,917
CHC Helicopter S.A.
9.375% due 06/01/2021		1,900	2,014
CPG Merger Sub LLC
8.000% due 10/01/2021		1,600	1,628
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		15,175	13,847
Dell, Inc.
3.100% due 04/01/2016		100	101
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		1,475	1,412
Hiland Partners LP
7.250% due 10/01/2020		2,400	2,556
Mongolian Mining Corp.
8.875% due 03/29/2017		300	189
NCSG Crane & Heavy Haul Services
9.500% due 08/15/2019		8,100	8,242
PHH Corp.
6.375% due 08/15/2021		4,246	4,182
Pinnacol Assurance
8.625% due 06/25/2034 (e)		3,000	3,044
Ply Gem Industries, Inc.
6.500% due 02/01/2022		10,280	9,804
Post Holdings, Inc.
6.000% due 12/15/2022		1,675	1,541
Premier Foods Finance PLC
6.500% due 03/15/2021	GBP	3,250	4,681
R&R Ice Cream PLC
5.500% due 05/15/2020		2,275	3,565
SiTV LLC
10.375% due 07/01/2019		$1,100	1,092
Tenet Healthcare Corp.
5.000% due 03/01/2019		7,400	7,326
5.500% due 03/01/2019		2,000	2,015
TES Finance PLC
6.750% due 07/15/2020	GBP	1,200	1,829
Triangle USA Petroleum Corp.
6.750% due 07/15/2022		$3,075	3,017
Tullow Oil PLC
6.250% due 04/15/2022		3,100	3,034
USG Corp.
7.875% due 03/30/2020		5,300	5,744
9.750% due 01/15/2018		9,425	10,980
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (b)		2,375	2,488
Warren Resources, Inc.
9.000% due 08/01/2022		1,700	1,666
XPO Logistics, Inc.
7.875% due 09/01/2019		155	161

			131,584

UTILITIES 2.0%
American Energy-Permian Basin LLC
7.375% due 11/01/2021		2,225	2,047
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028 (g)		6,425	5,750
9.250% due 04/23/2019		7,800	8,961
Illinois Power Generating Co.
6.300% due 04/01/2020		3,250	3,063
NGPL PipeCo LLC
7.119% due 12/15/2017		2,735	2,749

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	47

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sprint Corp.
7.125% due 06/15/2024		$3,350	$3,388
7.875% due 09/15/2023		200	213
Virgin Media Finance PLC
6.375% due 10/15/2024 (a)	GBP	2,950	4,768

			30,939

Total Corporate Bonds & Notes (Cost $323,085)			315,073

MUNICIPAL BONDS & NOTES 0.0%

NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028		$620	576

Total Municipal Bonds & Notes (Cost $566)			576

U.S. TREASURY OBLIGATIONS 3.2%
U.S. Treasury Notes
0.250% due 01/31/2015 (i)(k)		964	965
0.500% due 10/15/2014 (i)(k)		1,235	1,235
2.250% due 04/30/2021 (i)(k)		46,200	46,447

Total U.S. Treasury Obligations (Cost $48,578)			48,647

MORTGAGE-BACKED SECURITIES 5.9%
Adjustable Rate Mortgage Trust
1.305% due 03/25/2035		2,824	2,224
American Home Mortgage Assets Trust
0.695% due 11/25/2035		1,508	1,317
1.055% due 10/25/2046		90	66
American Home Mortgage Investment Trust
2.082% due 11/25/2045 ^		115	93
Banc of America Alternative Loan Trust
6.000% due 06/25/2046		883	757
16.600% due 09/25/2035		2,227	2,778
Banc of America Funding Trust
2.767% due 09/20/2047		1,993	1,553
7.000% due 10/25/2037 ^		523	363
Banc of America Mortgage Trust
6.000% due 10/25/2036 ^		1,294	1,107
BCAP LLC Trust
0.365% due 04/25/2037		345	310
0.375% due 05/25/2047 ^		688	528
0.656% due 05/26/2035		85	78
2.708% due 06/26/2037		49	49
Bear Stearns Adjustable Rate Mortgage Trust
2.369% due 02/25/2036		698	567
2.664% due 10/25/2035		28	28
2.926% due 05/25/2047 ^		1,304	1,131
Bear Stearns ALT-A Trust
2.549% due 04/25/2037		872	668
Berica Residential MBS SRL
0.616% due 03/31/2048	EUR	313	386
Chase Mortgage Finance Trust
2.514% due 09/25/2036		$369	330
Citigroup Mortgage Loan Trust, Inc.
6.000% due 11/25/2036		227	237
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		606	645
CitiMortgage Alternative Loan Trust
6.000% due 10/25/2036		457	409
Countrywide Alternative Loan Trust
0.315% due 12/25/2046 ^		1,971	1,925

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.325% due 11/25/2036	$7,231	$6,473
0.325% due 06/25/2046	664	617
0.325% due 05/25/2047	558	488
0.344% due 09/20/2046	768	625
0.345% due 07/25/2046	569	525
0.345% due 09/25/2046 ^	1,374	1,164
0.364% due 03/20/2046	307	244
0.455% due 06/25/2035 ^	1,332	1,120
0.465% due 11/25/2035	349	289
0.555% due 04/25/2035	1,331	1,208
1.115% due 12/25/2035	541	458
1.455% due 10/25/2035	636	549
1.515% due 08/25/2035	714	663
5.750% due 07/25/2035 ^	364	343
6.000% due 03/25/2036	3,258	2,811
6.000% due 05/25/2036 ^	1,663	1,467
6.000% due 08/25/2036	825	745
6.000% due 01/25/2037 ^	581	533
6.000% due 04/25/2037	1,061	935
6.000% due 05/25/2037 ^	3,222	2,712
Countrywide Home Loan Mortgage Pass-Through Trust
2.523% due 09/25/2037 ^	1,429	1,257
5.500% due 10/25/2035	447	436
5.750% due 07/25/2037	469	456
6.000% due 10/25/2034	37	39
Credit Suisse Mortgage Capital Certificates
2.357% due 07/27/2037	5,221	3,978
5.534% due 12/29/2037	8,019	4,329
6.000% due 01/27/2047	1,097	1,131
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036	1,722	1,345
Deutsche ALT-A Securities, Inc.
0.255% due 08/25/2037	1,981	1,458
First Horizon Alternative Mortgage Securities Trust
2.199% due 08/25/2035	417	373
6.000% due 05/25/2036	22	19
6.000% due 07/25/2036 ^	116	99
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037	5,594	4,915
Impac Secured Assets Trust
0.305% due 11/25/2036	2,465	1,768
IndyMac Mortgage Loan Trust
0.405% due 02/25/2037	500	302
2.361% due 07/25/2037	724	476
2.848% due 05/25/2037	507	358
4.427% due 11/25/2035 ^	1,050	874
6.250% due 11/25/2037 ^	602	550
JPMorgan Alternative Loan Trust
3.103% due 11/25/2036 ^	717	600
JPMorgan Mortgage Trust
2.509% due 10/25/2036	1,272	1,149
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	2,685	2,518
Lehman XS Trust
0.315% due 03/25/2047	2,140	1,639
1.055% due 08/25/2047	1,036	749
MASTR Adjustable Rate Mortgages Trust
5.118% due 11/25/2034	524	537
Merrill Lynch Alternative Note Asset Trust
0.265% due 03/25/2037	3,441	1,478
Morgan Stanley Mortgage Loan Trust
2.983% due 11/25/2037	864	696
Residential Accredit Loans, Inc. Trust
0.345% due 07/25/2036	1,549	1,237
0.505% due 08/25/2035 ^	1,881	1,496
2.911% due 07/25/2035	134	131
3.415% due 09/25/2035 ^	122	99

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.420% due 12/26/2034		$1,161	$1,016
3.566% due 12/25/2035		829	706
6.000% due 10/25/2034		2,844	2,994
6.500% due 07/25/2037		440	373
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036		560	496
Structured Asset Mortgage Investments Trust
1.515% due 12/25/2035		1,547	1,086
Structured Asset Securities Corp. Trust
0.505% due 02/25/2035		589	556
Suntrust Adjustable Rate Mortgage Loan Trust
6.005% due 02/25/2037		990	991
TBW Mortgage-Backed Trust
0.355% due 09/25/2036		476	455
WaMu Mortgage Pass-Through Certificates Trust
1.926% due 07/25/2047 ^		193	144
2.241% due 08/25/2036		1,668	1,474
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037 ^		526	483

Total Mortgage-Backed Securities (Cost $83,542)			88,784

ASSET-BACKED SECURITIES 12.8%
ACE Securities Corp.
0.295% due 07/25/2036		1,722	1,220
0.455% due 02/25/2036		1,300	1,154
0.595% due 11/25/2035		1,200	960
0.625% due 10/25/2035		3,700	3,138
0.705% due 12/25/2045		1,000	647
0.835% due 09/25/2035		1,300	1,055
Aegis Asset-Backed Securities Trust
1.155% due 03/25/2035 ^		2,000	1,786
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.775% due 05/25/2035		1,000	786
1.145% due 11/25/2034		6,042	5,329
1.205% due 10/25/2033		605	555
Argent Securities Trust
0.345% due 03/25/2036		4,355	2,393
0.425% due 05/25/2036		3,455	1,479
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.385% due 01/25/2036		812	555
Asset-Backed Funding Certificates Trust
0.265% due 01/25/2037		3,153	1,984
1.155% due 06/25/2037		695	496
1.205% due 03/25/2034		2,094	1,651
Asset-Backed Securities Corp. Home Equity Loan Trust
0.605% due 11/25/2035		1,800	1,586
Bear Stearns Asset-Backed Securities Trust
0.265% due 02/25/2037		599	567
0.305% due 11/25/2036		860	628
0.325% due 05/25/2036 ^		2,609	2,258
0.395% due 06/25/2047		400	340
0.505% due 12/25/2035		903	686
0.555% due 09/25/2046		327	282
0.605% due 08/25/2036		2,400	1,995
0.805% due 08/25/2035		694	658
0.835% due 10/25/2035		1,400	1,124
0.905% due 09/25/2035		1,922	1,847
1.405% due 08/25/2037		1,293	1,190
1.955% due 07/25/2034		1,300	1,158
Berica Asset-Backed Security SRL
0.382% due 12/31/2055	EUR	620	778
Carrington Mortgage Loan Trust
0.415% due 02/25/2037		$200	144

48	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
0.295% due 05/25/2037	$617	$593
0.555% due 11/25/2046	2,688	2,299
0.635% due 09/25/2035 ^	1,500	1,399
Countrywide Asset-Backed Certificates
0.295% due 07/25/2037	600	474
0.305% due 05/25/2037	2,962	2,573
0.325% due 05/25/2037	5,280	4,714
0.335% due 06/25/2036	2,306	2,257
0.335% due 09/25/2036	3,666	3,584
0.335% due 06/25/2047	2,500	2,211
0.375% due 09/25/2047	1,500	1,142
0.445% due 06/25/2036	2,550	2,085
0.445% due 08/25/2036	1,300	1,100
0.540% due 11/25/2035	1,597	1,524
0.595% due 04/25/2036	2,000	1,572
0.625% due 02/25/2036	12,000	10,275
1.055% due 04/25/2035	1,000	788
2.555% due 01/25/2034	888	664
5.278% due 10/25/2046 ^	1,270	1,102
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036	849	489
0.375% due 07/25/2037	1,846	1,240
0.725% due 07/25/2036	1,700	1,519
First Franklin Mortgage Loan Trust
0.295% due 12/25/2036	2,747	1,704
0.515% due 11/25/2035	1,200	770
Fremont Home Loan Trust
0.325% due 02/25/2036	757	661
0.395% due 08/25/2036	4,410	2,060
GSAA Home Equity Trust
0.385% due 03/25/2036	753	674
GSAMP Trust
0.275% due 12/25/2036	712	400
0.305% due 12/25/2046	871	519
0.385% due 12/25/2046	675	407
0.395% due 12/25/2035	1,639	1,501
0.890% due 09/25/2035 ^	5,774	5,263
Home Equity Loan Trust
0.385% due 04/25/2037	4,700	2,870
HSI Asset Securitization Corp. Trust
0.335% due 04/25/2037	700	517
0.545% due 11/25/2035	1,600	1,145
JPMorgan Mortgage Acquisition Corp.
0.445% due 05/25/2035	1,000	911
JPMorgan Mortgage Acquisition Trust
0.265% due 02/25/2032	479	477
0.315% due 05/25/2037	1,000	902
0.345% due 03/25/2047	1,200	655
Long Beach Mortgage Loan Trust
0.585% due 11/25/2035	3,100	2,681
2.930% due 07/25/2033	2,664	2,625
MASTR Asset-Backed Securities Trust
0.265% due 08/25/2036	872	469
0.305% due 08/25/2036	1,973	1,069
0.325% due 10/25/2036	3,995	3,438
Merrill Lynch Mortgage Investors Trust
0.265% due 08/25/2037	2,909	1,688
0.315% due 04/25/2037	2,500	1,284
1.085% due 04/25/2036	4,500	4,094
Morgan Stanley ABS Capital, Inc. Trust
0.305% due 06/25/2036	2,383	2,170
0.305% due 10/25/2036	2,850	1,979
0.305% due 12/25/2036	175	97
0.385% due 09/25/2036	1,189	771
0.585% due 09/25/2035	700	610
0.625% due 07/25/2035	1,000	888

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.920% due 07/25/2035	$1,116	$1,024
Morgan Stanley Home Equity Loan Trust
0.505% due 04/25/2037	329	218
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046	2,149	1,484
New Century Home Equity Loan Trust
3.155% due 01/25/2033	225	196
Nomura Home Equity Loan, Inc.
0.565% due 02/25/2036	900	811
0.745% due 09/25/2035	2,400	1,947
Option One Mortgage Loan Trust
0.295% due 01/25/2037	1,445	852
0.325% due 05/25/2037	1,466	901
Option One Mortgage Loan Trust Asset-Backed Certificates
0.345% due 01/25/2036	1,129	1,097
Park Place Securities, Inc.
0.625% due 09/25/2035	4,100	3,495
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.645% due 08/25/2035	900	703
People’s Financial Realty Mortgage Securities Trust
0.295% due 09/25/2036	4,873	1,988
RAAC Trust
0.495% due 08/25/2036	1,000	886
Renaissance Home Equity Loan Trust
5.879% due 06/25/2037	2,165	1,218
Residential Asset Securities Corp. Trust
0.305% due 08/25/2036	1,548	1,454
0.315% due 06/25/2036	586	563
0.325% due 11/25/2036	959	849
0.405% due 08/25/2036	1,024	862
0.405% due 04/25/2037	2,800	2,465
0.555% due 12/25/2035	2,400	2,187
Saxon Asset Securities Trust
1.130% due 12/26/2034	1,244	982
Securitized Asset-Backed Receivables LLC Trust
0.405% due 03/25/2036	2,000	1,178
0.405% due 05/25/2036	1,332	802
SG Mortgage Securities Trust
0.335% due 02/25/2036	1,765	1,187
Soundview Home Loan Trust
0.335% due 05/25/2036	2,422	2,268
0.355% due 01/25/2037	5,900	4,710
Specialty Underwriting & Residential Finance Trust
0.545% due 12/25/2036	1,400	1,172
Springleaf Funding Trust
3.920% due 01/16/2023	9,500	9,652
Structured Asset Investment Loan Trust
0.305% due 09/25/2036	1,666	1,344
0.315% due 05/25/2036	689	515
0.875% due 05/25/2035	2,500	2,323
1.130% due 01/25/2035	2,639	978
1.280% due 01/25/2035	1,024	110
1.535% due 04/25/2033	417	370
1.730% due 01/25/2035	1,102	60
1.880% due 01/25/2035 ^	1,391	27
Structured Asset Securities Corp. Mortgage Loan Trust
0.305% due 09/25/2036	1,185	977
0.325% due 12/25/2036	2,217	1,792
0.495% due 02/25/2036	1,000	848
0.525% due 04/25/2036	1,700	1,456
0.605% due 11/25/2035	5,200	4,528
Truman Capital Mortgage Loan Trust
0.415% due 03/25/2036	1,594	1,485

Total Asset-Backed Securities (Cost $179,802)		193,296

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 3.3%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	77,430	$28,742
10.000% due 01/01/2025		32,860	11,713
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	200	312
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	643,000	5,629
4.500% due 07/03/2017		410,000	3,692

Total Sovereign Issues (Cost $51,132)			50,088

		SHARES
COMMON STOCKS 1.7%

CONSUMER DISCRETIONARY 0.7%
Amaya Gaming Group, Inc. (c)(e)		78,110	2,158
Comcast Corp. ‘A’		17,441	938
Melco Crown Entertainment Ltd. - ADR		106,071	2,789
MGM Resorts International (c)		62,032	1,413
Walt Disney Co.		4,950	441
Wynn Macau Ltd.		604,400	1,922
Wynn Resorts Ltd.		7,447	1,393

			11,054

ENERGY 0.4%
Cheniere Energy Partners LP Holdings LLC		15,030	368
Cheniere Energy, Inc. (c)		37,332	2,988
Kinder Morgan, Inc.		20,413	783
ONEOK, Inc.		7,683	503
Williams Cos., Inc.		19,137	1,059

			5,701

HEALTH CARE 0.1%
CareFusion Corp. (c)		8,108	367
Pfizer, Inc.		24,671	729

			1,096

INDUSTRIALS 0.2%
Masco Corp.		20,433	489
Owens Corning		10,646	338
USG Corp. (c)		66,081	1,816

			2,643

INFORMATION TECHNOLOGY 0.1%
NXP Semiconductor NV (c)		10,143	694
QUALCOMM, Inc.		9,812	734

			1,428

MATERIALS 0.0%
Freeport-McMoRan, Inc.		11,010	360

TELECOMMUNICATION SERVICES 0.1%
Verizon Communications, Inc.		16,850	842

UTILITIES 0.1%
ONE Gas, Inc.		51,757	1,773

Total Common Stocks (Cost $25,160)			24,897

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	49

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

	SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 0.1%

FINANCIALS 0.1%
American Residential Properties, Inc.	81,566	$1,496

Total Real Estate Investment Trusts (Cost $1,540)		1,496

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.9%

COMMERCIAL PAPER 0.2%
Greensill Capital SCF S.A.
5.830% due 03/04/2015 (e)	$3,800	3,711

REPURCHASE AGREEMENTS (f) 3.4%
		51,500

SHORT-TERM NOTES 5.5%
Fannie Mae
0.081% due 01/05/2015	1,300	1,300
0.086% due 01/05/2015	3,000	3,000
0.091% due 01/05/2015	4,100	4,100
0.101% due 02/17/2015	4,300	4,300

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Federal Home Loan Bank
0.096% due 03/06/2015		$10,000	$9,999
0.101% due 02/23/2015		9,200	9,200
0.107% due 03/30/2015		8,100	8,099
0.125% due 06/08/2015 (i)(k)		2,400	2,400
0.173% due 09/04/2015		5,800	5,792
Freddie Mac
0.086% due 02/17/2015		12,000	12,000
0.091% due 01/21/2015		6,800	6,800
0.096% due 02/19/2015		1,700	1,700
0.107% due 03/19/2015		8,900	8,899
0.147% due 06/16/2015		5,600	5,598

			83,187

GREECE TREASURY BILLS 3.0%
3.010% due 10/10/2014 - 11/07/2014 (d)	EUR	35,350	44,586

U.S. TREASURY BILLS 0.8%
0.028% due 01/02/2015 - 03/26/2015 (d)(i)(k)		$12,106	12,105

Total Short-Term Instruments (Cost $199,314)			195,089

Total Investments in Securities (Cost $1,035,509)			1,040,404

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 30.7%

SHORT-TERM INSTRUMENTS 30.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.7%
PIMCO Short-Term Floating NAV Portfolio	19,885,733	$198,977
PIMCO Short-Term Floating NAV Portfolio III	26,505,359	264,815

Total Short-Term Instruments (Cost $463,814)		463,792

Total Investments in Affiliates (Cost $463,814)		463,792

Total Investments 99.5% (Cost $1,499,323)		$1,504,196

Financial Derivative Instruments (h)(j) 0.2% (Cost or Premiums, net $(2,771))		3,239

Other Assets and Liabilities, net 0.3%		4,557

Net Assets 100.0%		$1,511,992

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND SHARES):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.

(e)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amaya Gaming Group, Inc.	07/21/2014 - 09/05/2014	$1,869	$2,158	0.14%
Greensill Capital SCF S.A. 5.830% due 03/04/2015	09/03/2014	3,709	3,711	0.25%
International Aircraft Leasing and Trading 3.140% due 05/29/2015	05/29/2014	20,000	19,958	1.32%
KGH Intermediate Holdco LLC 7.734% due 08/07/2019	08/07/2014	10,957	11,250	0.74%
KGH Intermediate Holdco LLC 8.500% due 08/08/2019	08/07/2014	3,750	3,749	0.25%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	3,000	3,044	0.20%

		$43,285	$43,870	2.90%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.000%	09/30/2014	10/01/2014	$3,600	U.S. Treasury Notes 2.125% due 06/30/2021	$(3,667)	$3,600	$3,600
BOS	0.000%	09/30/2014	10/01/2014	9,000	U.S. Treasury Notes 2.125% due 09/30/2021	(9,175)	9,000	9,000
BPG	0.000%	09/30/2014	10/01/2014	10,000	U.S. Treasury Bonds 2.750% due 11/15/2042	(10,154)	10,000	10,000
DEU	0.000%	09/30/2014	10/01/2014	3,400	U.S. Treasury Bonds 3.750% due 11/15/2043	(3,455)	3,400	3,400
FOB	0.000%	09/30/2014	10/01/2014	17,500	U.S. Treasury Notes 1.750% due 07/31/2015	(17,874)	17,500	17,500
JPS	0.000%	09/30/2014	10/01/2014	8,000	Federal Farm Credit Bank 0.184% due 05/15/2017	(2,047)	8,000	8,000
					U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029	(6,133)

Total Repurchase Agreements						$(52,505)	$51,500	$51,500

(1)	Includes accrued interest.

50	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
MEI	(0.350%)	08/01/2014	12/31/2014	$(3,668)	$(3,666)
	(0.350%)	08/21/2014	07/31/2016	(2,140)	(2,139)

Total Reverse Repurchase Agreements					$(5,805)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $8,157 at a weighted average interest rate of (0.307%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(g)	Securities with an aggregate market value of $5,728 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BCY	$3,600	$0	$0	$0	$3,600	$(3,667)	$(67)
BOS	9,000	0	0	0	9,000	(9,175)	(175)
BPG	10,000	0	0	0	10,000	(10,154)	(154)
DEU	3,400	0	0	0	3,400	(3,455)	(55)
FOB	17,500	0	0	0	17,500	(17,874)	(374)
JPS	8,000	0	0	0	8,000	(8,181)	(181)
MEI	0	(5,805)	0	0	(5,805)	5,728	(77)

Total Borrowings and Other Financing Transactions	$51,500	$(5,805)	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
5-Year Deliverable Interest Rate Swap December Futures	Long	12/2014	172	$(53)	$0	$(5)
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2014	2	2	0	0
Call Options Strike @ EUR 151.000 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	58	(18)	0	(5)
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	899	(629)	0	0
Euro-Bund 10-Year Bond December Futures	Long	12/2014	27	42	9	0
Put Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	58	15	2	0
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	899	727	0	0
U.S. Treasury 5-Year Note December Futures	Long	12/2014	1,517	(376)	0	(71)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	1,189	(835)	0	(149)

Total Futures Contracts				$(1,125)	$11	$(230)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$3,663	$223	$(77)	$22	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	51

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	12,300	$308	$53	$0	$(24)
Receive	3-Month USD-LIBOR	2.000%	06/18/2019	$	358,200	(4,003)	(6,339)	137	0
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		30,000	(413)	1,382	0	(24)
Receive	3-Month USD-LIBOR	2.700%	07/18/2024		58,700	(633)	(429)	80	0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		20,800	(2,523)	(2,973)	130	0
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017	AUD	228,400	231	451	214	0
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	22,000	(101)	(59)	0	(1)
Pay	6-Month EUR-EURIBOR	0.500%	03/18/2020		3,000	(9)	10	2	0
Receive	6-Month GBP-LIBOR	2.750%	03/18/2025	GBP	14,900	(298)	57	0	(98)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	2,858,900	(1,021)	(1,059)	20	0
Receive	6-Month JPY-LIBOR	1.000%	09/20/2024		1,170,000	19	(1)	9	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	66,800	(81)	(73)	14	0
Pay	28-Day MXN-TIIE	5.630%	07/07/2021		290,800	(327)	(421)	59	0

						$(8,851)	$(9,401)	$665	$(147)

Total Swap Agreements						$(8,628)	$(9,478)	$687	$(147)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

Cash of $103 has been pledged as collateral as of September 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	Securities with an aggregate market value of $11,991 and cash of $229 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$11	$687	$698	$0	$(230)	$(147)	$(377)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		CAD	2,289	$		2,078	$35	$0
	10/2014	$		133		EUR	103	0	(3)
	12/2014		GBP	15,461	$		24,970	0	(80)
	01/2015		BRL	715			304	19	0

BPS	10/2014			63,613			25,954	0	(34)
	10/2014	$		27,787		BRL	63,613	0	(1,798)
	10/2014			235		EUR	179	0	(9)
	10/2014			2,379		HKD	18,459	0	(2)
	11/2014		JPY	34,200	$		313	1	0
	12/2014	$		1,045		GBP	644	0	(2)
	12/2014			3,498		MXN	46,789	0	(33)
	01/2015		BRL	57,841	$		24,702	1,664	0

BRC	10/2014		EUR	1,095			1,411	28	0
	10/2014	$		6,517		EUR	5,026	0	(169)
	12/2014		MXN	4,378	$		323	0	(2)

CBK	10/2014		EUR	84,539			111,246	4,469	0
	10/2014	$		9,402		AUD	10,596	0	(125)
	10/2014			1,074		EUR	836	0	(18)
	11/2014		AUD	10,596	$		9,380	124	0

52	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	12/2014	$		2,310		MXN	30,384	$0	$(60)

DUB	10/2014			2,077		HKD	16,096	0	(4)

FBF	10/2014		BRL	15,283	$		6,598	354	0
	10/2014	$		6,355		BRL	15,283	7	(117)
	11/2014			1,413		EUR	1,110	0	(11)
	01/2015		BRL	31,375	$		13,223	726	0

GLM	10/2014			31,147			13,441	717	0
	10/2014		EUR	1,338			1,733	43	0
	10/2014		JPY	4,898,100			46,876	2,216	0
	10/2014	$		12,708		BRL	31,147	17	0
	01/2015		BRL	35,385	$		14,841	747	0

HUS	11/2014	$		823		EUR	646	0	(7)

JPM	10/2014		AUD	10,596	$		9,798	521	0
	10/2014		HKD	51,831			6,688	13	0
	10/2014	$		44,999		JPY	4,898,100	0	(338)
	10/2014		ZAR	7,063	$		644	19	0
	11/2014		JPY	4,898,100			45,009	339	0
	12/2014		MXN	8,989			680	14	0

RBC	02/2015	$		3,833		MXN	50,642	0	(94)

SCX	10/2014			6,733		INR	409,374	0	(127)

UAG	10/2014		BRL	26,969	$		11,476	458	0
	10/2014	$		11,206		BRL	26,969	12	(200)
	10/2014			103,379		EUR	80,828	0	(1,289)
	11/2014		EUR	80,828	$		103,400	1,289	0
	11/2014	$		11,375		BRL	26,969	0	(454)
	12/2014		MXN	5,360	$		403	6	0
	01/2015		BRL	6,280			2,704	203	0

Total Forward Foreign Currency Contracts								$14,041	$(4,976)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	1,900	$151	$89

MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850%	03/04/2015		52,500	2,441	246

								$2,592	$335

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC EURO STOXX 50 Index	3,631.000	12/20/2019	EUR	397	$1,381	$1,266

JPM	Call - OTC EURO STOXX 50 Index	3,600.000	12/20/2019		3	1,132	1,019

						$2,513	$2,285

Total Purchased Options						$5,105	$2,620

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	0.990%	10/15/2014	$	30,100	$(95)	$(6)
	Put - OTC CDX.HY-22 5-Year Index	Sell	1.030%	12/17/2014		7,500	(37)	(72)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.650%	10/15/2014		11,700	(11)	(17)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.700%	12/17/2014		20,000	(32)	(57)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014		8,700	(10)	(12)

CBK	Put - OTC CDX.IG-22 5-Year Index	Sell	0.650%	10/15/2014		20,000	(17)	(30)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.700%	12/17/2014		10,800	(16)	(31)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014		8,900	(11)	(12)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		45,800	(93)	(41)
	Put - OTC CDX.IG-22 5-Year Index	Sell	1.000%	12/17/2014		22,800	(45)	(17)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	53

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014	$	7,500	$(7)	$(8)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		4,900	(7)	(8)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	12/17/2014	EUR	40,100	(120)	(59)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014		125,100	(282)	(112)

JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.650%	10/15/2014	$	5,000	(5)	(7)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.800%	11/19/2014		20,000	(17)	(22)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		47,100	(86)	(52)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		28,900	(50)	(26)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	18,600	(33)	(17)

							$(974)	$(606)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.650	05/27/2015	$	15,500	$(492)	$(671)
	Call - OTC USD versus INR	INR	65.200	02/27/2015		9,700	(169)	(121)

BRC	Call - OTC USD versus INR		68.000	06/22/2015		4,650	(92)	(73)

GLM	Call - OTC USD versus BRL	BRL	2.388	10/14/2014		15,410	(88)	(509)
	Call - OTC USD versus BRL		2.700	06/02/2015		6,500	(196)	(249)
	Call - OTC USD versus INR	INR	67.000	06/02/2015		6,000	(123)	(102)

MSB	Call - OTC USD versus INR		65.900	06/03/2015		9,400	(224)	(201)

							$(1,384)	$(1,926)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	8,000	$(150)	$(127)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015	EUR	2,900	(8)	(9)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.550%	03/23/2015		2,900	(24)	(16)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350%	09/08/2015		15,000	(35)	(47)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	09/08/2015		15,000	(35)	(21)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015		2,700	(5)	(8)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.550%	03/23/2015		2,700	(24)	(15)

MYC	Call - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Receive	2.910%	08/17/2015	$	63,800	(230)	(183)
	Put - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Pay	2.910%	08/17/2015		63,800	(230)	(258)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.376%	03/04/2015		111,800	(2,441)	(334)

								$(3,182)	$(1,018)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	397	$(1,381)	$(1,412)

GST	Put - OTC S&P 500 Index	1,900.000	12/19/2014	$	4	(83)	(130)
	Call - OTC S&P 500 Index	2,100.000	12/19/2014		4	(28)	(14)

JPM	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	3	(1,047)	(1,102)

						$(2,539)	$(2,658)

Total Written Options						$(8,079)	$(6,208)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	1,052	$379,230	EUR	383,700	$(4,384)
Sales	1,596	895,068		390,800	(7,926)
Closing Buys	0	0		0	0
Expirations	(2,648)	(318,630)		(443,800)	3,428
Exercised	0	(341,400)		(105,300)	803

Balance at End of Period	0	$614,268	EUR	225,400	$(8,079)

54	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Wyndham Worldwide Corp.	(1.000%	)	12/20/2016	0.330%	$	1,000	$44	$(59)	$0	$(15)

BRC	Arrow Electronics, Inc.	(1.000%	)	12/20/2018	0.747%		3,400	11	(47)	0	(36)
	Avnet, Inc.	(1.000%	)	12/20/2018	0.803%		11,400	56	(150)	0	(94)

GST	Arrow Electronics, Inc.	(1.000%	)	12/20/2018	0.747%		5,400	47	(104)	0	(57)
	CA, Inc.	(1.000%	)	12/20/2018	0.706%		15,000	(133)	(52)	0	(185)
	ConocoPhillips	(1.000%	)	06/20/2019	0.330%		8,600	(345)	78	0	(267)
	Texas Instruments, Inc.	(1.000%	)	09/20/2017	0.179%		1,300	(38)	6	0	(32)

JPM	Avnet, Inc.	(1.000%	)	12/20/2018	0.803%		4,050	22	(55)	0	(33)
	Xerox Corp.	(1.000%	)	12/20/2018	0.651%		13,500	217	(415)	0	(198)

MYC	Arrow Electronics, Inc.	(1.000%	)	03/20/2017	0.357%		1,390	27	(49)	0	(22)

								$(92)	$(847)	$0	$(939)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Italy Government International Bond	1.000%	06/20/2019	0.968%	$	19,300	$147	$(115)	$32	$0
	Petrobras International Finance Co.	1.000%	09/20/2019	2.466%		5,200	(277)	(71)	0	(348)

BRC	Altice Finco S.A.	5.000%	06/20/2019	3.868%	EUR	3,700	425	(193)	232	0
	D.R. Horton, Inc.	1.000%	09/20/2019	1.912%	$	1,900	(63)	(17)	0	(80)

FBF	Forest Oil Corp.	5.000%	03/20/2018	12.384%		1,600	(64)	(221)	0	(285)

GST	D.R. Horton, Inc.	1.000%	12/20/2020	2.407%		1,600	(166)	42	0	(124)
	D.R. Horton, Inc.	1.000%	03/20/2021	2.485%		4,400	(291)	(80)	0	(371)
	Forest Oil Corp.	5.000%	03/20/2017	12.829%		700	(25)	(78)	0	(103)
	Forest Oil Corp.	5.000%	06/20/2018	12.324%		800	(25)	(123)	0	(148)
	Petrobras International Finance Co.	1.000%	09/20/2019	2.466%		10,200	(542)	(140)	0	(682)

JPM	D.R. Horton, Inc.	1.000%	09/20/2019	1.912%		2,100	(69)	(19)	0	(88)

MYC	Forest Oil Corp.	5.000%	03/20/2019	12.291%		1,100	(116)	(112)	0	(228)

							$(1,066)	$(1,127)	$264	$(2,457)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BOA	CDX.HY-21 5-Year Index 25-35%	5.000%	12/20/2018	$	4,600	$586	$14	$600	$0

CBK	CDX.HY-21 5-Year Index 25-35%	5.000%	12/20/2018		5,800	808	(51)	757	0

						$1,394	$(37)	$1,357	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	55

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	1,100	$1	$1	$2	$0
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	241,700	6	(286)	0	(280)

FBF	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	800	1	1	2	0

GLM	Pay	1-Year BRL-CDI	11.000%	01/04/2021	BRL	37,100	(52)	(441)	0	(493)

JPM	Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	1,700	30	12	42	0

UAG	Pay	1-Year BRL-CDI	11.000%	01/04/2021	BRL	4,600	(19)	(42)	0	(61)

							$(33)	$(755)	$46	$(834)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
										Asset	Liability
GST	Receive	Ashtead Group PLC	21,710	1-Month USD-LIBOR plus a specified spread	08/17/2015	GBP	223		$4	$4	$0

Total Swap Agreements								$203	$(2,762)	$1,671	$(4,230)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(k)	Securities with an aggregate market value of $4,767 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
BOA	$54	$0	$600	$654	$(83)	$(956)	$(15)	$(1,054)	$(400)	$1,053	$653
BPS	1,665	0	32	1,697	(1,878)	0	(348)	(2,226)	(529)	290	(239)
BRC	28	0	232	260	(171)	(73)	(210)	(454)	(194)	0	(194)
CBK	4,593	0	757	5,350	(203)	(131)	0	(334)	5,016	(4,460)	556
DUB	0	1,355	2	1,357	(4)	(1,564)	(280)	(1,848)	(491)	266	(225)
FBF	1,087	0	2	1,089	(128)	0	(285)	(413)	676	(530)	146
GLM	3,740	0	0	3,740	0	(951)	(493)	(1,444)	2,296	(2,190)	106
GST	0	0	4	4	0	(331)	(1,969)	(2,300)	(2,296)	2,271	(25)
HUS	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)
JPM	906	1,019	42	1,967	(338)	(1,226)	(319)	(1,883)	84	0	84
MSB	0	0	0	0	0	(201)	0	(201)	(201)	142	(59)
MYC	0	246	0	246	0	(775)	(250)	(1,025)	(779)	745	(34)
RBC	0	0	0	0	(94)	0	0	(94)	(94)	0	(94)
SCX	0	0	0	0	(127)	0	0	(127)	(127)	0	(127)
UAG	1,968	0	0	1,968	(1,943)	0	(61)	(2,004)	(36)	0	(36)

Total Over the Counter	$14,041	$2,620	$1,671	$18,332	$(4,976)	$(6,208)	$(4,230)	$(15,414)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

56	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$11	$11
Swap Agreements	0	22	0	0	665	687

	$0	$22	$0	$0	$676	$698

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,041	$0	$14,041
Purchased Options	0	0	2,285	0	335	2,620
Swap Agreements	0	1,621	4	0	46	1,671

	$0	$1,621	$2,289	$14,041	$381	$18,332

	$0	$1,643	$2,289	$14,041	$1,057	$19,030

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$230	$230
Swap Agreements	0	0	0	0	147	147

	$0	$0	$0	$0	$377	$377

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,976	$0	$4,976
Written Options	0	606	2,658	1,926	1,018	6,208
Swap Agreements	0	3,396	0	0	834	4,230

	$0	$4,002	$2,658	$6,902	$1,852	$15,414

	$0	$4,002	$2,658	$6,902	$2,229	$15,791

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$881	$881
Futures	0	0	0	0	3,986	3,986
Swap Agreements	0	561	0	0	307	868

	$0	$561	$0	$0	$5,174	$5,735

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,678	$0	$1,678
Written Options	0	1,426	0	299	822	2,547
Swap Agreements	0	7,650	80	0	2,668	10,398

	$0	$9,076	$80	$1,977	$3,490	$14,623

	$0	$9,637	$80	$1,977	$8,664	$20,358

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(3)	$(3)
Futures	0	0	0	0	(243)	(243)
Swap Agreements	0	(766)	0	0	(7,057)	(7,823)

	$0	$(766)	$0	$0	$(7,303)	$(8,069)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,701	$0	$10,701
Purchased Options	0	0	(229)	0	(1,784)	(2,013)
Written Options	0	45	(119)	(756)	2,162	1,332
Swap Agreements	0	(5,291)	4	0	(625)	(5,912)

	$0	$(5,246)	$(344)	$9,945	$(247)	$4,108

	$0	$(6,012)	$(344)	$9,945	$(7,550)	$(3,961)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	57

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$86,287	$36,171	$122,458
Corporate Bonds & Notes
Banking & Finance	0	124,156	28,394	152,550
Industrials	0	128,540	3,044	131,584
Utilities	0	30,939	0	30,939
Municipal Bonds & Notes
New York	0	576	0	576
U.S. Treasury Obligations	0	48,647	0	48,647
Mortgage-Backed Securities	0	88,784	0	88,784
Asset-Backed Securities	0	183,644	9,652	193,296
Sovereign Issues	0	50,088	0	50,088
Common Stocks
Consumer Discretionary	11,054	0	0	11,054
Energy	5,701	0	0	5,701
Health Care	1,096	0	0	1,096
Industrials	2,643	0	0	2,643
Information Technology	1,428	0	0	1,428
Materials	360	0	0	360
Telecommunication Services	842	0	0	842
Utilities	1,773	0	0	1,773
Real Estate Investment Trusts
Financials	1,496	0	0	1,496
Short-Term Instruments
Commercial Paper	0	3,711	0	3,711
Repurchase Agreements	0	51,500	0	51,500

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Short-Term Notes	$0	$83,187	$0	$83,187
Greece Treasury Bills	0	44,586	0	44,586
U.S. Treasury Bills	0	12,105	0	12,105
	$26,393	$936,750	$77,261	$1,040,404

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$463,792	$0	$0	$463,792

Total Investments	$490,185	$936,750	$77,261	$1,504,196

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	687	0	698
Over the counter	0	18,332	0	18,332
	$11	$19,019	$0	$19,030

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(230)	(147)	0	(377)
Over the counter	0	(15,414)	0	(15,414)
	$(230)	$(15,561)	$0	$(15,791)

Totals	$489,966	$940,208	$77,261	$1,507,435

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2014 (1)
Investments in Securities, at Value
Bank Loan Obligations	$10,833	$26,645	$(3,085)	$2	$17	$(85)	$3,680	$(1,836)	$36,171	$(56)
Corporate Bonds & Notes
Banking & Finance	20,160	31,357	(164)	25	10	454	0	(23,448)	28,394	469
Industrials	17,472	3,000	(17,819)	(15)	654	(248)	0	0	3,044	48
Asset-Backed Securities	9,756	0	0	22	0	(126)	0	0	9,652	(126)

Totals	$58,221	$61,002	$(21,068)	$34	$681	$(5)	$3,680	$(25,284)	$77,261	$335

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$22,337	Benchmark Pricing	Base Price	99.80-101.75
	13,834	Third-Party Vendor	Broker Quote	98.50-100.25
Corporate Bonds & Notes
Banking & Finance	6,844	Benchmark Pricing	Base Price	93.75-100.00
	21,550	Other Valuation Techniques (2)	Liquidity Discount	100.00
Industrials	3,044	Benchmark Pricing	Base Price	102.67
		Third-Party Vendor	Broker Quote	104.00
Asset-Backed Securities	9,652	Benchmark Pricing	Base Price	101.64

Total	$77,261

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

58	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Diversified Income Fund

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.8%

BANK LOAN OBLIGATIONS 7.1%
Albertson’s Holdings LLC
4.000% due 08/25/2019		$2,600	$2,584
4.500% due 08/25/2021		1,000	996
Albertson’s LLC
4.750% due 03/21/2019		5,257	5,247
Alliance Boots Holdings Ltd.
3.982% due 07/10/2017	GBP	11,500	18,658
Amaya Holdings B.V.
5.000% due 08/01/2021		$18,600	18,391
8.000% due 08/01/2022		2,850	2,890
Biomet, Inc.
3.655% due 07/25/2017		9,503	9,455
Burger King Worldwide, Inc.
TBD% due 09/24/2021		10,900	10,830
Community Health Systems, Inc.
4.250% due 01/27/2021		3,970	3,963
CSC Holdings, Inc.
2.654% due 04/17/2020		9,654	9,373
Dynegy Holdings, Inc.
TBD% due 09/15/2015		4,500	4,467
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		31,422	31,324
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		7,378	7,236
Gates Global, Inc.
4.250% due 07/03/2021		2,800	2,757
H.J. Heinz Co.
3.500% due 06/05/2020		22,219	21,986
HCA, Inc.
2.654% due 05/02/2016		6,181	6,162
Hertz Corp.
3.000% due 03/11/2018		3,361	3,268
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		5,069	4,999
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		7,671	7,564
Kate Spade & Co.
4.000% due 04/10/2021		300	295
Novelis, Inc.
3.750% due 03/10/2017		2,888	2,865
NRG Energy, Inc.
2.750% due 07/02/2018		11,872	11,672
Numericable U.S. LLC
4.500% due 05/21/2020		3,500	3,476
OGX
TBD% - 8.000% due 04/11/2015		1,221	1,013
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020		1,170	1,159
Realogy Corp.
3.750% due 03/05/2020		3,448	3,400
Rise Ltd.
4.750% due 01/31/2021 (f)		6,745	6,844
Seadrill Partners Finco LLC
4.000% due 02/21/2021		2,587	2,465
Station Casinos LLC
4.250% due 03/02/2020		12,972	12,787
Texas Competitive Electric Holdings Co. LLC
TBD% due 05/05/2016		7,901	7,916
TWCC Holding Corp.
3.500% due 02/11/2017		1,892	1,866
UPC Financing Partnership
3.820% due 03/31/2021	EUR	5,374	6,786

Total Bank Loan Obligations (Cost $234,543)			234,694

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 58.7%

BANKING & FINANCE 22.8%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		$5,550	$5,390
4.500% due 05/15/2021		4,450	4,322
5.000% due 10/01/2021		5,600	5,586
Ally Financial, Inc.
7.500% due 09/15/2020		1,300	1,502
8.000% due 03/15/2020		1,100	1,284
American International Group, Inc.
6.250% due 05/01/2036 (h)		7,900	9,911
8.175% due 05/15/2068		2,400	3,246
Banco do Brasil S.A.
3.875% due 10/10/2022		1,900	1,767
6.000% due 01/22/2020		5,900	6,512
9.000% due 06/18/2024 (e)		2,800	2,729
Banco Espirito Santo S.A.
5.000% due 04/23/2019	EUR	2,150	2,566
5.000% due 05/14/2019		6,100	7,382
5.000% due 05/21/2019		2,500	3,057
5.875% due 11/09/2015		1,900	2,385
7.000% due 03/04/2016		500	618
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)		8,600	11,867
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander
4.125% due 11/09/2022		$2,860	2,881
Banque PSA Finance S.A.
5.750% due 04/04/2021		12,074	12,874
Barclays Bank PLC
7.625% due 11/21/2022 (h)		27,100	29,173
14.000% due 06/15/2019 (e)	GBP	5,400	11,332
BBVA Bancomer S.A.
6.500% due 03/10/2021		$1,000	1,095
7.250% due 04/22/2020		2,500	2,843
BES Investimento do Brasil S.A. Banco de Investimento
5.625% due 03/25/2015		1,660	1,650
Blackstone CQP Holdco LP
9.296% due 03/18/2019		32,374	32,381
BNP Paribas S.A.
7.195% due 06/25/2037 (e)		9,000	10,485
BPCE S.A.
4.500% due 03/15/2025		5,300	5,158
4.625% due 07/11/2024		1,700	1,667
12.500% due 09/30/2019 (e)	EUR	4,869	8,610
Catlin Insurance Co. Ltd.
7.249% due 01/19/2017 (e)		$460	476
CIT Group, Inc.
4.250% due 08/15/2017		27,300	27,641
5.250% due 03/15/2018		100	103
Credit Agricole S.A.
7.875% due 01/23/2024 (e)		1,000	1,013
8.125% due 09/19/2033		2,600	2,896
8.375% due 10/13/2019 (e)		9,230	10,665
Credit Suisse
6.500% due 08/08/2023 (h)		10,500	11,446
Credit Suisse Group AG
7.500% due 12/11/2023 (e)		6,600	6,946
Crown Castle International Corp.
5.250% due 01/15/2023		19,600	19,502
Denali Borrower LLC
5.625% due 10/15/2020		16,400	16,912
DNB Boligkreditt A/S
2.900% due 03/29/2017		1,000	1,032
Doctors Co.
6.500% due 10/15/2023		10,425	11,362

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$16,049	$17,078
EDC Finance Ltd.
4.875% due 04/17/2020		10,450	9,457
Genesis Energy LP
5.625% due 06/15/2024		6,000	5,797
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	900	1,540
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		$1,305	123
HSBC Capital Funding LP
10.176% due 06/30/2030 (e)		1,350	2,039
HSBC Holdings PLC
6.375% due 09/17/2024 (e)		6,400	6,400
6.500% due 09/15/2037		125	154
7.625% due 05/17/2032		2,300	3,104
Hypo Alpe-Adria-Bank International AG
4.250% due 10/31/2016	EUR	10,140	9,730
4.375% due 01/24/2017		13,800	13,233
Intesa Sanpaolo SpA
6.500% due 02/24/2021 (h)		$19,500	22,487
iStar Financial, Inc.
4.000% due 11/01/2017		4,700	4,583
5.000% due 07/01/2019		9,800	9,481
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		9,600	9,672
JPMorgan Chase & Co.
7.900% due 04/30/2018 (e)		16,200	17,666
KGH Intermediate Holdco LLC
7.734% due 08/07/2019 (f)		2,625	2,625
8.500% due 08/08/2019 (f)		875	875
LBG Capital PLC
7.625% due 10/14/2020	EUR	1,992	2,746
8.875% due 02/07/2020		300	428
15.000% due 12/21/2019	GBP	200	460
15.000% due 12/21/2019	EUR	4,700	8,933
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$12,800	18,880
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	3,408
Navient LLC
8.000% due 03/25/2020		$17,000	19,104
8.450% due 06/15/2018		5,375	6,060
Nostrum Oil & Gas Finance BV
6.375% due 02/14/2019		7,100	7,171
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		700	690
4.950% due 04/01/2024		1,900	1,943
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		2,561	2,399
Private Export Funding Corp.
4.550% due 05/15/2015		750	770
Rabobank Group
8.400% due 06/29/2017 (e)		8,600	9,492
11.000% due 06/30/2019 (e)(h)		23,488	31,122
Rio Oil Finance Trust
6.250% due 07/06/2024 (h)		16,400	16,944
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (e)		1,950	2,291
Royal Bank of Scotland PLC
9.500% due 03/16/2022 (h)		17,550	20,044
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.100% due 07/25/2018		7,400	7,226
6.299% due 05/15/2017		3,220	3,277
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		19,200	18,852
6.125% due 02/07/2022		5,500	5,528

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	59

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SL Green Realty Corp.
4.500% due 12/01/2022		$10,300	$10,369
5.000% due 08/15/2018		10,800	11,649
UBS AG
7.250% due 02/22/2022		5,200	5,569
7.625% due 08/17/2022		23,800	27,698
UOB Cayman Ltd.
5.796% due 03/15/2016 (e)		1,700	1,770
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	17,400	29,224
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$2,500	2,513
5.450% due 11/22/2017		1,600	1,596
5.942% due 11/21/2023		1,300	1,222
6.800% due 11/22/2025		12,900	12,706
6.902% due 07/09/2020		8,200	8,324
Wells Fargo & Co.
7.980% due 03/15/2018 (e)		5,600	6,156
Wells Fargo Bank N.A.
0.619% due 11/03/2014		3,040	3,041
Wells Fargo Capital
5.950% due 12/01/2086		2,800	2,891

			748,807

INDUSTRIALS 21.1%
Activision Blizzard, Inc.
5.625% due 09/15/2021		8,000	8,340
6.125% due 09/15/2023 (h)		19,230	20,480
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		8,000	8,240
ALROSA Finance S.A.
7.750% due 11/03/2020		19,100	19,745
Altice S.A.
7.250% due 05/15/2022	EUR	1,300	1,706
7.750% due 05/15/2022		$900	932
Aviation Capital Group Corp.
7.125% due 10/15/2020		5,245	6,089
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		3,121	3,187
Biomet, Inc.
6.500% due 08/01/2020		1,200	1,275
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		1,700	1,585
California Resources Corp.
5.000% due 01/15/2020 (b)		6,600	6,716
5.500% due 09/15/2021 (b)		6,200	6,301
6.000% due 11/15/2024 (b)		4,700	4,841
Cemex S.A.B. de C.V.
4.750% due 01/11/2022	EUR	2,600	3,292
Chesapeake Energy Corp.
3.484% due 04/15/2019		$4,200	4,211
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		2,600	2,704
Community Health Systems, Inc.
5.125% due 08/15/2018		900	927
5.125% due 08/01/2021		800	802
CONSOL Energy, Inc.
5.875% due 04/15/2022		3,700	3,658
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		1,022	1,089
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		2,700	273
9.250% due 06/30/2020 ^		14,300	1,448
CSC Holdings LLC
8.625% due 02/15/2019		5,300	6,096

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CSN Islands Corp.
6.875% due 09/21/2019		$9,990	$10,564
CVS Pass-Through Trust
5.773% due 01/10/2033		363	411
6.943% due 01/10/2030		10,040	12,246
7.507% due 01/10/2032		10,608	13,524
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		39	45
7.750% due 06/17/2021		552	646
DISH DBS Corp.
5.125% due 05/01/2020		1,600	1,608
Eagle Spinco, Inc.
4.625% due 02/15/2021		1,100	1,062
Ecopetrol S.A.
5.875% due 09/18/2023		19,026	21,048
Enterprise Products Operating LLC
7.034% due 01/15/2068		1,200	1,357
8.375% due 08/01/2066		7,525	8,281
Europcar Groupe S.A.
11.500% due 05/15/2017	EUR	1,600	2,324
Financiere Quick S.A.S.
4.953% due 04/15/2019		10,100	11,832
GTL Trade Finance, Inc.
5.893% due 04/29/2024		$9,000	9,122
HCA, Inc.
3.750% due 03/15/2019		3,450	3,381
5.875% due 03/15/2022		5,800	6,112
6.500% due 02/15/2020 (h)		23,672	25,891
HD Supply, Inc.
7.500% due 07/15/2020		1,600	1,668
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		1,700	1,708
Kinder Morgan, Inc.
7.750% due 01/15/2032		1,600	1,972
Lafarge S.A.
6.625% due 11/29/2018	EUR	6,500	9,665
6.750% due 12/16/2019		3,600	5,514
MCE Finance Ltd.
5.000% due 02/15/2021		$13,900	13,414
Mongolian Mining Corp.
8.875% due 03/29/2017		1,500	945
New Albertson’s, Inc.
6.570% due 02/23/2028		800	662
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		13,000	13,130
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		803	901
Numericable Group S.A.
4.875% due 05/15/2019		900	892
5.375% due 05/15/2022	EUR	400	523
5.625% due 05/15/2024		400	523
6.000% due 05/15/2022		$2,800	2,825
6.250% due 05/15/2024		14,900	14,881
OGX Austria GmbH
8.375% due 04/01/2022 ^		12,200	464
8.500% due 06/01/2018 ^		20,900	941
ONEOK Partners LP
5.000% due 09/15/2023		7,100	7,691
Pertamina Persero PT
4.300% due 05/20/2023		10,000	9,525
4.875% due 05/03/2022		370	371
Petrobras International Finance Co. S.A.
6.875% due 01/20/2040		12,550	13,088
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		22,145	11,095
5.500% due 04/12/2037		58,685	28,756

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$4,173	$4,518
Phosagro OAO Via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		3,100	3,007
Regency Energy Partners LP
4.500% due 11/01/2023		9,300	9,044
5.000% due 10/01/2022		700	692
5.750% due 09/01/2020		8,000	8,380
5.875% due 03/01/2022		3,500	3,666
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		7,600	7,963
5.400% due 02/14/2022		3,500	3,827
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		19,000	19,427
6.875% due 02/15/2021		1,500	1,590
Russian Railways Via RZD Capital PLC
5.700% due 04/05/2022		3,100	3,101
5.739% due 04/03/2017		5,400	5,555
7.487% due 03/25/2031	GBP	1,000	1,654
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		$9,000	9,293
5.625% due 04/15/2023		12,100	12,282
5.750% due 05/15/2024		16,300	16,606
SCF Capital Ltd.
5.375% due 10/27/2017		1,000	955
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		9,000	8,748
6.700% due 10/25/2017		500	523
Sibur Securities Ltd.
3.914% due 01/31/2018		3,008	2,767
Smurfit Kappa Acquisitions
4.125% due 01/30/2020	EUR	5,700	7,550
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	200	343
T-Mobile USA, Inc.
6.250% due 04/01/2021		$5,700	5,778
6.375% due 03/01/2025		5,000	5,000
Telenet Finance Luxembourg S.C.A.
6.750% due 08/15/2024	EUR	1,500	2,124
Tenet Healthcare Corp.
4.500% due 04/01/2021		$5,600	5,481
5.000% due 03/01/2019		1,400	1,386
6.000% due 10/01/2020		4,500	4,770
Tesoro Logistics LP
6.125% due 10/15/2021		11,450	11,879
Tullow Oil PLC
6.000% due 11/01/2020 (h)		27,200	27,336
6.250% due 04/15/2022		6,200	6,068
UAL Equipment Trust AB
10.850% due 02/19/2015 ^		484	230
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	4,700	6,419
UPC Holding BV
8.375% due 08/15/2020		14,000	19,139
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016 ^		$1,800	245
9.500% due 01/21/2020 ^		1,300	176
Vedanta Resources PLC
6.000% due 01/31/2019		19,100	19,386
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		11,400	11,799
Whiting Petroleum Corp.
5.000% due 03/15/2019		12,700	13,049
Wind Acquisition Finance S.A.
4.000% due 07/15/2020	EUR	3,300	4,121
7.375% due 04/23/2021		$14,800	14,911

60	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Zhaikmunai LLP
7.125% due 11/13/2019		$18,500	$19,471

			694,804

UTILITIES 14.8%
AES Corp.
8.000% due 06/01/2020		6,000	6,915
AES Panama S.A.
6.350% due 12/21/2016		200	206
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		7,400	8,343
Beaver Valley Funding Corp.
9.000% due 06/01/2017		22	24
BG Energy Capital PLC
6.500% due 11/30/2072		900	981
6.500% due 11/30/2072	GBP	17,700	31,151
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		$2,195	2,348
CenturyLink, Inc.
5.625% due 04/01/2020		6,600	6,833
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		25,700	26,106
Electricite de France S.A.
5.250% due 01/29/2023 (e)		4,700	4,788
5.625% due 01/22/2024 (e)		17,000	17,700
FirstEnergy Corp.
7.375% due 11/15/2031		14,390	17,056
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		100	110
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		17,100	16,247
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		7,800	7,195
4.950% due 02/06/2028		300	269
6.510% due 03/07/2022		12,700	12,985
8.625% due 04/28/2034		16,350	19,130
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		100	109
Koninklijke KPN NV
6.125% due 09/14/2018 (e)	EUR	13,700	18,270
Majapahit Holding BV
7.750% due 01/20/2020		$6,610	7,684
8.000% due 08/07/2019		6,900	8,090
Midwest Generation LLC
8.560% due 01/02/2016		69	71
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		23,125	20,234
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		7,788	8,053
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		462	522
Petrobras Global Finance BV
5.625% due 05/20/2043		1,200	1,070
7.250% due 03/17/2044		18,400	19,965
Petroleos Mexicanos
5.500% due 02/24/2025	EUR	3,800	6,027
5.500% due 06/27/2044		$9,100	9,333
6.375% due 01/23/2045		24,400	27,653
6.500% due 06/02/2041		31,100	36,129
6.625% due 06/15/2038		6,600	7,672
Qwest Corp.
7.250% due 09/15/2025		3,250	3,799
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		867	941
5.838% due 09/30/2027		1,370	1,545
6.332% due 09/30/2027		500	585

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rosneft Finance S.A.
6.625% due 03/20/2017		$5,400	$5,576
7.250% due 02/02/2020		2,500	2,606
7.875% due 03/13/2018		3,600	3,857
Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.149% due 03/06/2017		3,900	3,713
Sprint Communications, Inc.
8.375% due 08/15/2017		21,000	23,546
Sprint Corp.
7.125% due 06/15/2024		2,300	2,326
7.875% due 09/15/2023		3,200	3,408
SSE PLC
5.625% due 10/01/2017 (e)	EUR	14,900	20,512
5.625% due 10/01/2017 (e)		$3,500	3,700
Targa Resources Partners LP
4.250% due 11/15/2023		6,750	6,497
5.250% due 05/01/2023		6,900	7,055
Telecom Italia SpA
5.250% due 02/10/2022	EUR	19,000	27,061
VimpelCom Holdings BV
5.950% due 02/13/2023		$19,800	18,265
Yellowstone Energy LP
5.750% due 12/31/2026		3,850	3,609

			487,870

Total Corporate Bonds & Notes (Cost $1,966,067)			1,931,481

MUNICIPAL BONDS & NOTES 0.8%

TEXAS 0.8%
Texas Public Finance Authority Revenue Notes, Series 2014
5.250% due 07/01/2017		21,350	21,384
8.250% due 07/01/2024		3,900	3,904

Total Municipal Bonds & Notes (Cost $25,250)			25,288

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
0.604% due 10/18/2030		5	5
0.655% due 03/25/2017		8	8
2.790% due 07/01/2022		964	971
2.810% due 06/01/2022		1,928	1,947
4.496% due 09/25/2040 (a)		1,200	175
5.000% due 11/01/2035		144	160
5.646% due 09/25/2037 (a)		2,990	358
6.500% due 06/25/2028		95	107
6.850% due 12/18/2027		70	79
Freddie Mac
0.654% due 09/15/2030		15	16
1.318% due 10/25/2044 -02/25/2045		142	147
1.518% due 07/25/2044		211	219
2.362% due 05/01/2023		7	7
5.500% due 09/15/2017		34	35
6.500% due 07/25/2043		10	11
Ginnie Mae
1.625% due 11/20/2023 -11/20/2027		100	103
6.112% due 09/16/2042		1,779	1,944
9.250% due 12/20/2019 -06/20/2021		6	6
New Valley Generation
7.299% due 03/15/2019		435	494
Small Business Administration
4.340% due 03/01/2024		79	83
5.080% due 11/01/2022		228	245

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.130% due 09/01/2023	$12	$13
6.900% due 12/01/2020	141	153
7.150% due 03/01/2017	37	39
7.190% due 12/01/2019	63	68
7.300% due 05/01/2017	22	23
Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,076

Total U.S. Government Agencies (Cost $8,714)		8,492

MORTGAGE-BACKED SECURITIES 9.1%
Adjustable Rate Mortgage Trust
2.394% due 01/25/2035	2,511	2,531
2.778% due 11/25/2035	1,197	1,212
5.397% due 01/25/2036	681	633
American Home Mortgage Assets Trust
0.345% due 05/25/2046	454	346
0.365% due 10/25/2046	1,155	796
American Home Mortgage Investment Trust
2.082% due 12/25/2035	1,317	964
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	2,220	2,394
5.948% due 02/10/2051	7,803	8,577
Banc of America Funding Trust
0.654% due 06/26/2035	3,852	3,696
0.654% due 07/26/2036	373	367
2.621% due 03/20/2036	183	169
2.630% due 09/20/2035	262	229
5.500% due 01/25/2036	573	597
6.000% due 07/25/2037 ^	826	662
6.000% due 08/25/2037 ^	579	525
Banc of America Mortgage Trust
2.699% due 02/25/2036 ^	62	53
2.987% due 11/20/2046 ^	4,509	3,781
4.651% due 11/25/2034	81	78
5.500% due 12/25/2020	163	167
5.500% due 11/25/2035	253	249
6.000% due 10/25/2036 ^	491	420
BCAP LLC
0.285% due 06/26/2037	170	165
Bear Stearns Adjustable Rate Mortgage Trust
2.308% due 02/25/2033	5	5
2.482% due 02/25/2036 ^	1,411	1,156
2.545% due 08/25/2035	2,579	2,339
2.552% due 01/25/2035	46	45
2.580% due 03/25/2035	15,405	15,599
2.667% due 02/25/2033	11	11
2.740% due 01/25/2034	5	5
2.759% due 01/25/2034	19	20
5.022% due 01/25/2035	1,179	1,188
5.122% due 08/25/2035	1,307	1,333
Bear Stearns ALT-A Trust
2.501% due 08/25/2036 ^	503	256
2.555% due 05/25/2035	392	391
2.583% due 11/25/2036	5,272	3,662
2.617% due 09/25/2035	1,554	1,361
2.651% due 11/25/2036	359	264
2.669% due 03/25/2036 ^	552	411
4.406% due 11/25/2036 ^	359	279
Chase Mortgage Finance Trust
5.500% due 11/25/2035	1,707	1,734
5.500% due 07/25/2037	3,022	2,768
Citigroup Mortgage Loan Trust, Inc.
2.500% due 10/25/2035	489	482
2.514% due 05/25/2035	164	165
2.514% due 10/25/2035	939	940
2.564% due 08/25/2035	226	129

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	61

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.612% due 05/25/2035		$1,229	$1,219
2.622% due 03/25/2034		59	60
2.773% due 09/25/2037 ^		1,249	1,063
2.953% due 09/25/2037 ^		794	684
5.198% due 04/25/2037		801	711
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		234	198
6.000% due 06/25/2037 ^		1,878	1,592
Countrywide Alternative Loan Trust
0.275% due 06/25/2036		9,069	7,723
0.349% due 12/20/2046		2,817	2,196
0.364% due 07/20/2046 ^		1,165	813
0.385% due 08/25/2046		37	23
0.434% due 09/20/2046		478	156
0.486% due 11/20/2035		421	346
1.115% due 12/25/2035		366	310
2.665% due 02/25/2037 ^		2,428	2,177
4.822% due 10/25/2035 ^		178	150
5.500% due 11/25/2035 ^		2,116	1,984
5.500% due 12/25/2035		1,490	1,362
5.500% due 01/25/2036		605	543
5.750% due 02/25/2035		1,398	1,376
5.750% due 03/25/2037 ^		309	265
6.000% due 02/25/2037 ^		4,967	4,074
6.000% due 02/25/2037		751	602
6.250% due 11/25/2036 ^		2,296	2,184
6.250% due 12/25/2036 ^		1,082	910
6.250% due 08/25/2037 ^		7,572	6,362
Countrywide Home Loan Mortgage Pass-Through Trust
0.385% due 05/25/2035		171	149
0.455% due 04/25/2046 ^		162	103
2.341% due 04/20/2035		370	376
2.443% due 07/20/2034		435	437
2.497% due 10/19/2032		5	4
2.692% due 02/25/2034		647	648
5.000% due 04/25/2035		295	302
5.500% due 01/25/2035		737	788
5.500% due 09/25/2035 ^		1,006	986
5.500% due 12/25/2035 ^		1,018	971
6.000% due 05/25/2036 ^		501	472
6.000% due 01/25/2037		10,495	9,677
Countrywide Home Loan Reperforming Trust
0.495% due 06/25/2035		269	243
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		411	440
6.097% due 09/15/2039		13,321	14,502
Credit Suisse First Boston Mortgage Securities Corp.
2.188% due 06/25/2033		397	396
6.000% due 01/25/2036		2,153	1,622
Credit Suisse Mortgage Capital Certificates
2.648% due 02/26/2036		1,576	1,522
2.721% due 09/26/2047		1,627	1,615
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		604	393
Deutsche ALT-A Securities, Inc.
0.335% due 06/25/2037 ^		2,593	2,136
4.855% due 10/25/2035		245	213
5.500% due 12/25/2035 ^		437	375
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		375	275
Deutsche Mortgage & Asset Receiving Corp.
1.256% due 07/27/2045		970	959
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.815% due 06/28/2047		42	42
EMF-NL Prime BV
1.002% due 04/17/2041	EUR	1,806	2,172

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Horizon Asset Securities, Inc.
4.970% due 02/25/2036	$651	$638
First Horizon Mortgage Pass-Through Trust
2.552% due 02/25/2035	711	716
5.750% due 02/25/2036 ^	334	311
5.750% due 05/25/2037 ^	2,231	1,959
General Electric Capital Assurance Co.
5.254% due 05/12/2035	111	114
GMAC Mortgage Corp. Loan Trust
2.904% due 11/19/2035	343	335
2.951% due 04/19/2036	160	143
Greenpoint Mortgage Funding Trust
0.425% due 11/25/2045	74	59
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033	624	615
GSR Mortgage Loan Trust
2.086% due 06/25/2034	202	203
2.471% due 11/25/2035 ^	205	175
2.594% due 05/25/2034	762	768
2.601% due 05/25/2035	861	806
2.654% due 09/25/2035	153	156
2.694% due 11/25/2035	2,487	2,448
2.742% due 01/25/2036 ^	295	280
6.000% due 02/25/2036 ^	4,422	3,756
6.000% due 03/25/2037	771	711
6.000% due 05/25/2037	313	298
HarborView Mortgage Loan Trust
0.343% due 09/19/2037	1,024	825
0.343% due 01/19/2038	1,279	1,101
4.591% due 06/19/2036 ^	334	242
HomeBanc Mortgage Trust
0.415% due 01/25/2036	878	767
5.330% due 04/25/2037 ^	269	220
IndyMac Mortgage Loan Trust
0.395% due 07/25/2035	102	92
0.425% due 06/25/2037 ^	327	217
2.361% due 07/25/2037	204	134
2.674% due 08/25/2036	137	98
2.800% due 06/25/2036	689	536
JPMorgan Alternative Loan Trust
0.265% due 09/25/2036 ^	1,415	1,238
0.295% due 03/25/2037	1,509	1,106
JPMorgan Mortgage Trust
2.165% due 07/27/2037	2,648	2,301
2.525% due 07/25/2035	183	185
2.534% due 08/25/2035 ^	1,257	1,234
2.645% due 04/25/2035	2,536	2,617
5.093% due 04/25/2036	192	183
5.235% due 07/25/2035	237	240
5.544% due 06/25/2037 ^	4,417	4,081
5.750% due 01/25/2036 ^	612	574
JPMorgan Resecuritization Trust
0.654% due 06/26/2036	972	963
0.654% due 03/26/2037	1,375	1,342
LB Mortgage Trust
8.549% due 01/20/2017	23	23
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	1,700	1,819
5.424% due 02/15/2040	730	787
5.866% due 09/15/2045	527	584
Lehman XS Trust
0.315% due 03/25/2047	1,159	888
0.335% due 07/25/2037	1,039	722
MASTR Adjustable Rate Mortgages Trust
0.395% due 05/25/2037	224	154
0.495% due 05/25/2047 ^	417	236
0.855% due 01/25/2047 ^	1,439	983

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.443% due 08/25/2034		$73	$73
2.776% due 11/25/2033		46	46
MASTR Alternative Loan Trust
0.555% due 03/25/2036		661	196
Merrill Lynch Alternative Note Asset Trust
2.708% due 06/25/2037 ^		316	214
Merrill Lynch Mortgage Investors Trust
0.365% due 02/25/2036		3,076	2,853
1.572% due 10/25/2035		1,326	1,311
2.655% due 05/25/2034		523	520
2.691% due 11/25/2035		320	319
5.394% due 12/25/2035		2,549	2,414
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		750	823
6.079% due 08/12/2049		300	329
Morgan Stanley Capital Trust
5.692% due 04/15/2049		1,200	1,305
5.773% due 04/12/2049		513	520
6.105% due 06/11/2049		3,308	3,637
Morgan Stanley Mortgage Loan Trust
2.179% due 06/25/2036		85	81
2.326% due 07/25/2035		5,066	4,624
2.983% due 11/25/2037		1,913	1,542
6.000% due 10/25/2037 ^		8,107	6,723
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		279	284
Opera Germany PLC
0.421% due 10/20/2014	EUR	731	921
Prime Mortgage Trust
0.655% due 02/25/2035		$914	870
RBSGC Structured Trust
5.500% due 11/25/2035		7,215	6,415
RBSSP Resecuritization Trust
0.654% due 09/26/2034		788	731
0.654% due 03/26/2036		741	724
0.654% due 04/26/2037		764	714
Residential Accredit Loans, Inc. Trust
0.255% due 05/25/2037		781	582
0.345% due 07/25/2036		375	299
0.355% due 12/25/2046 ^		471	302
0.385% due 05/25/2037 ^		208	53
3.022% due 03/25/2035 ^		762	640
3.194% due 02/25/2035		223	180
3.564% due 02/25/2036 ^		223	164
6.000% due 06/25/2036		261	213
6.000% due 05/25/2037		208	172
6.500% due 07/25/2036		966	807
Residential Asset Securitization Trust
0.555% due 01/25/2046 ^		1,470	804
6.000% due 02/25/2036		640	508
6.250% due 09/25/2037		2,781	2,034
Residential Funding Mortgage Securities, Inc. Trust
2.956% due 09/25/2035 ^		417	353
3.223% due 02/25/2036 ^		1,175	1,058
6.000% due 10/25/2036		1,256	1,114
Salomon Brothers Mortgage Securities, Inc.
0.655% due 05/25/2032		24	22
Structured Adjustable Rate Mortgage Loan Trust
0.355% due 04/25/2047		1,397	1,015
2.486% due 09/25/2035		5,956	5,391
2.489% due 01/25/2035		597	586
2.542% due 09/25/2036 ^		2,534	1,598
2.566% due 01/25/2036 ^		15	15
5.027% due 05/25/2036		7,317	6,834
5.037% due 03/25/2036 ^		186	159
Structured Asset Mortgage Investments Trust
0.375% due 05/25/2036		2,232	1,683

62	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.415% due 05/25/2046 ^	$143	$34
0.813% due 09/19/2032	55	54
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.125% due 07/25/2032	2	2
2.346% due 06/25/2033	503	508
6.000% due 11/25/2034	783	799
Structured Asset Securities Corp. Trust
5.500% due 12/25/2034	430	433
Wachovia Bank Commercial Mortgage Trust
0.234% due 06/15/2020	710	706
Wachovia Mortgage Loan Trust LLC
2.626% due 08/20/2035	1,658	1,522
5.442% due 10/20/2035	197	198
WaMu Mortgage Pass-Through Certificates Trust
0.415% due 11/25/2045	1,780	1,686
0.425% due 12/25/2045	1,539	1,445
0.475% due 08/25/2045	1,413	1,360
0.817% due 02/25/2047	1,109	921
0.865% due 06/25/2047 ^	320	136
0.925% due 12/25/2046	512	489
0.995% due 10/25/2046	1,982	1,640
1.115% due 02/25/2046	685	655
1.115% due 08/25/2046	4,628	4,109
1.315% due 11/25/2042	4	4
1.515% due 06/25/2042	8	8
1.515% due 08/25/2042	9	8
1.926% due 02/27/2034	64	64
2.176% due 07/25/2046	1,363	1,247
2.176% due 10/25/2046	369	348
2.226% due 09/25/2036 ^	781	716
2.375% due 02/25/2037 ^	879	781
2.407% due 09/25/2033	8,619	8,974
4.070% due 12/25/2036 ^	863	798
Washington Mutual Mortgage Pass-Through Certificates Trust
0.395% due 01/25/2047 ^	1,005	708
0.875% due 04/25/2047 ^	28	1
0.885% due 04/25/2047 ^	312	52
0.955% due 05/25/2047 ^	295	28
2.027% due 02/25/2033	3	3
Wells Fargo Mortgage-Backed Securities Trust
0.655% due 07/25/2037	346	295
2.491% due 09/25/2033	179	182
2.606% due 10/25/2035	985	991
2.610% due 04/25/2035	253	258
2.610% due 07/25/2036 ^	891	821
2.612% due 07/25/2036 ^	330	324
2.613% due 05/25/2036 ^	648	613
2.614% due 06/25/2035	991	1,004
2.615% due 12/25/2034	296	304
2.615% due 04/25/2035	1,063	1,110
2.615% due 03/25/2036	2,481	2,491
2.615% due 04/25/2036	157	152
4.371% due 11/25/2037 ^	2,016	1,844
5.500% due 03/25/2036	3,582	3,763
5.750% due 05/25/2036	1,511	1,516
6.000% due 04/25/2037	1,602	1,604

Total Mortgage-Backed Securities (Cost $275,281)		297,522

ASSET-BACKED SECURITIES 3.3%
ACE Securities Corp.
0.455% due 02/25/2036	700	622
AEP Texas Central Transition Funding LLC
6.250% due 01/15/2017	470	492
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	7,600	7,991

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Argent Securities Trust
0.425% due 05/25/2036		$768	$329
Asset-Backed Funding Certificates Trust
0.315% due 01/25/2037		1,106	701
0.375% due 01/25/2037		4,733	3,027
Avoca CLO PLC
0.438% due 09/15/2021	EUR	1,584	1,992
Bear Stearns Asset-Backed Securities Trust
0.265% due 02/25/2037		$666	630
0.475% due 08/25/2036		4,655	4,619
0.645% due 09/25/2035		1,000	853
0.955% due 10/27/2032		36	34
1.155% due 10/25/2037		374	352
1.355% due 10/25/2034		300	299
1.405% due 08/25/2037		1,877	1,728
Carrington Mortgage Loan Trust
0.615% due 06/25/2035		1,500	1,409
CIT Education Loan Trust
0.354% due 03/15/2026		2,813	2,801
Citigroup Mortgage Loan Trust, Inc.
0.405% due 08/25/2036		3,000	1,985
Countrywide Asset-Backed Certificates
0.305% due 02/25/2037		2,064	1,874
0.315% due 09/25/2046		226	185
0.325% due 06/25/2047		1,815	1,620
0.335% due 07/25/2036		705	692
0.335% due 06/25/2047		2,100	1,858
0.405% due 04/25/2036		560	550
0.505% due 04/25/2036		861	848
0.540% due 11/25/2035		863	824
5.024% due 04/25/2036		1,789	1,542
5.220% due 07/25/2036		1,300	1,084
5.278% due 10/25/2046 ^		2,891	2,677
5.290% due 08/25/2035		1,000	931
Denver Arena Trust
6.940% due 11/15/2019		35	35
EFS Volunteer LLC
1.035% due 07/26/2027		18,605	18,760
Fieldstone Mortgage Investment Trust
0.315% due 11/25/2036		1,681	988
First Franklin Mortgage Loan Trust
0.295% due 09/25/2036		263	237
0.395% due 10/25/2036		2,000	1,446
1.430% due 07/25/2034		1,000	867
First NLC Trust
0.295% due 08/25/2037		255	144
0.435% due 08/25/2037		170	98
Franklin CLO Ltd.
0.494% due 06/15/2018		2,060	2,049
Fremont Home Loan Trust
0.305% due 10/25/2036		485	258
GSAA Home Equity Trust
0.325% due 09/25/2036		1,930	1,086
0.455% due 03/25/2037		436	269
0.455% due 05/25/2047		502	361
GSAMP Trust
0.305% due 08/25/2036		1,457	1,113
Home Equity Asset Trust
0.435% due 08/25/2036		1,000	851
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.395% due 11/25/2036		2,000	1,209
JCP&L Transition Funding LLC
6.160% due 06/05/2019		522	561
JPMorgan Mortgage Acquisition Trust
0.215% due 03/25/2047		64	62
0.305% due 07/25/2036		1,812	934

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Mortgage Loan Trust
0.535% due 08/25/2045		$1,000	$936
MASTR Specialized Loan Trust
0.905% due 11/25/2035		200	153
Merrill Lynch Mortgage Investors Trust
0.225% due 04/25/2047		2,068	1,189
0.415% due 03/25/2037		2,500	1,524
0.465% due 12/25/2036		3,300	3,045
0.475% due 03/25/2037		1,000	616
Morgan Stanley ABS Capital, Inc. Trust
0.245% due 01/25/2037		865	529
0.255% due 09/25/2036		9	5
0.295% due 10/25/2036		3,072	1,909
0.375% due 10/25/2036		1,862	1,170
Morgan Stanley Home Equity Loan Trust
0.505% due 04/25/2037		282	187
Morgan Stanley Mortgage Loan Trust
0.515% due 04/25/2037		393	225
5.726% due 10/25/2036 ^		354	231
Morgan Stanley Structured Trust
0.235% due 06/25/2037		110	108
Moselle CLO S.A.
0.455% due 01/06/2020	EUR	219	276
Nelnet Student Loan Trust
0.955% due 12/27/2039		$2,163	2,200
New Century Home Equity Loan Trust
0.435% due 10/25/2035		458	452
0.485% due 02/25/2036		1,400	1,265
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.535% due 12/25/2035		2,000	1,704
Option One Mortgage Loan Trust
0.375% due 01/25/2037		674	401
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		974	561
Residential Asset Securities Corp. Trust
0.305% due 08/25/2036		907	868
0.315% due 06/25/2036		1,005	966
0.605% due 09/25/2035		1,992	1,946
1.250% due 03/25/2035		819	674
Securitized Asset-Backed Receivables LLC Trust
0.215% due 12/25/2036 ^		244	91
0.445% due 11/25/2035		786	723
SG Mortgage Securities Trust
0.365% due 10/25/2036		2,000	1,078
SLM Private Education Loan Trust
1.554% due 08/15/2025		2,813	2,848
Soundview Home Loan Trust
0.415% due 02/25/2037		1,797	910
Specialty Underwriting & Residential Finance Trust
0.455% due 12/25/2036		1,500	1,175
Structured Asset Investment Loan Trust
0.305% due 09/25/2036		617	498
0.315% due 05/25/2036		984	736
Structured Asset Securities Corp. Mortgage Loan Trust
0.525% due 04/25/2036		100	86
1.655% due 04/25/2035		219	213
Venture CDO Ltd.
0.464% due 01/20/2022		1,730	1,710

Total Asset-Backed Securities (Cost $99,885)			109,085

SOVEREIGN ISSUES 10.2%
Autonomous Community of Catalonia
3.875% due 04/07/2015	EUR	1,100	1,408
4.750% due 06/04/2018		500	695

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	63

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,600	$3,472
5.500% due 07/12/2020		$400	428
6.369% due 06/16/2018		1,000	1,100
6.500% due 06/10/2019		1,000	1,129
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	66,300	24,611
10.000% due 01/01/2025		42,620	15,193
Colombia Government International Bond
8.125% due 05/21/2024		$6,400	8,512
Costa Rica Government International Bond
4.250% due 01/26/2023		6,200	5,751
9.995% due 08/01/2020		500	635
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	2,500	3,197
5.875% due 03/13/2020		$27,200	29,954
8.500% due 10/12/2035		3,800	5,158
Kommunalbanken A/S
2.375% due 01/19/2016		1,700	1,743
Mexico Government International Bond
7.750% due 05/29/2031	MXN	655,500	54,000
Morocco Government International Bond
4.250% due 12/11/2022		$12,100	12,072
4.500% due 10/05/2020	EUR	2,200	3,057
Panama Government International Bond
6.700% due 01/26/2036		$8,600	10,599
8.875% due 09/30/2027		2,700	3,868
Peru Government International Bond
8.750% due 11/21/2033		9,400	14,335
Poland Government International Bond
6.375% due 07/15/2019		250	294
Qatar Government International Bond
6.400% due 01/20/2040		2,900	3,614
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	419,000	3,668
4.500% due 07/03/2017		380,000	3,422
Slovenia Government International Bond
4.125% due 02/18/2019		$2,500	2,609
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	73,100	6,590
Turkey Government International Bond
5.750% due 03/22/2024		$30,200	32,214
6.250% due 09/26/2022		16,545	18,241
7.375% due 02/05/2025		18,300	21,777
7.500% due 11/07/2019		4,100	4,721
Uruguay Government International Bond
7.625% due 03/21/2036		1,100	1,466
Venezuela Government International Bond
7.000% due 03/31/2038		2,700	1,555
7.650% due 04/21/2025		2,700	1,674

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.750% due 10/13/2019	$1,300	$907
8.250% due 10/13/2024	12,500	8,031
9.250% due 05/07/2028	9,800	6,541
9.375% due 01/13/2034	14,650	9,779
Vietnam Government International Bond
4.000% due 03/12/2028	9,333	8,598

Total Sovereign Issues (Cost $344,894)		336,618

	SHARES
COMMON STOCKS 3.3%

CONSUMER DISCRETIONARY 0.6%
Melco Crown Entertainment Ltd. - ADR	362,261	9,524
Wynn Resorts Ltd.	54,339	10,166

		19,690

ENERGY 1.8%
Cheniere Energy Partners LP Holdings LLC	649,173	15,879
Energy Transfer Equity LP	222,623	13,734
Halliburton Co.	125,378	8,088
ONEOK, Inc.	192,439	12,614
Seadrill Ltd.	136,857	3,662
Seadrill Partners LLC	196,366	6,125

		60,102

FINANCIALS 0.5%
Barclays PLC	4,485,000	16,538
Hipotecaria Su Casita S.A. de C.V. (c)	157,773	0

		16,538

INDUSTRIALS 0.2%
USG Corp. (c)	286,215	7,868

UTILITIES 0.2%
ONE Gas, Inc.	162,290	5,558

Total Common Stocks (Cost $107,008)		109,756

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 10/30/2014 (e)	3,000	3,017

Total Preferred Securities (Cost $2,824)		3,017

	SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 0.7%

FINANCIALS 0.7%
American Realty Capital Properties, Inc. (j)	1,272,878	$15,351
Gaming and Leisure Properties, Inc.	254,977	7,879

Total Real Estate Investment Trusts (Cost $24,776)		23,230

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.2%

REPURCHASE AGREEMENTS (g) 0.0%
		1,461

U.S. TREASURY BILLS 2.2%
0.044% due 11/13/2014 - 04/02/2015 (d)(k)(m)	$72,302	72,297

Total Short-Term Instruments (Cost $73,751)		73,758

Total Investments in Securities (Cost $3,162,993)		3,152,941

	SHARES
INVESTMENTS IN AFFILIATES 4.4%

SHORT-TERM INSTRUMENTS 4.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio	9,738,511	97,444
PIMCO Short-Term Floating NAV Portfolio III	4,675,907	46,717

Total Short-Term Instruments (Cost $144,162)		144,161

Total Investments in Affiliates (Cost $144,162)		144,161

Total Investments 100.2% (Cost $3,307,155)		$3,297,102

Financial Derivative Instruments (i)(l) 1.0% (Cost or Premiums, net $(8,088))		31,527

Other Assets and Liabilities, net (1.2%)		(36,790)

Net Assets 100.0%		$3,291,839

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND SHARES):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

64	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	7.734%	08/07/2019	08/07/2014	$2,557	$2,625	0.08%
KGH Intermediate Holdco LLC	8.500%	08/08/2019	08/07/2014	875	875	0.03%
Rise Ltd.	4.750%	01/31/2021	02/11/2014	6,793	6,844	0.20%

				$10,225	$10,344	0.31%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$1,461	U.S. Treasury Notes 1.500% due 02/28/2019	$(1,491)	$1,461	$1,461

Total Repurchase Agreements						$(1,491)	$1,461	$1,461

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	0.450%	10/01/2014	10/21/2014	$(41,151)	$(41,151)
	0.500%	10/01/2014	10/21/2014	(17,788)	(17,788)
BRC	0.500%	10/01/2014	11/17/2014	(15,975)	(15,975)
RDR	0.370%	10/01/2014	10/21/2014	(9,595)	(9,595)
	0.370%	10/01/2014	10/30/2014	(21,543)	(21,543)
UBS	0.500%	10/01/2014	10/28/2014	(71,069)	(71,069)
	0.550%	10/01/2014	10/28/2014	(23,357)	(23,357)

Total Reverse Repurchase Agreements					$(200,478)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $1,377 at a weighted average interest rate of (1.500%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(h)	Securities with an aggregate market value of $240,725 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BCY	$0	$(58,939)	$0	$0	$(58,939)	$62,612	$3,673
BRC	0	(15,975)	0	0	(15,975)	16,944	969
RDR	0	(31,138)	0	0	(31,138)	32,398	1,260
SSB	1,461	0	0	0	1,461	(1,491)	(30)
UBS	0	(94,426)	0	0	(94,426)	128,771	8,454

Total Borrowings and Other Financing Transactions	$1,461	$(200,478)	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	65

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI Brazil Capped ETF Fund	$42.000	12/20/2014	7,741	$(1,060)	$(1,988)
Call - CBOE iShares MSCI Brazil Capped ETF Fund	52.000	12/20/2014	7,741	(789)	(503)

				$(1,849)	$(2,491)

Total Written Options				$(1,849)	$(2,491)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	2,132	$171	$0	$(54)
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	344	(241)	0	0
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	344	271	0	0
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	532	(868)	0	(216)

Total Futures Contracts				$(667)	$0	$(270)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.EM-19 5-Year Index	5.000%	06/20/2018	$11,938	$940	$(115)	$0	$(18)
CDX.EM-21 5-Year Index	5.000%	06/20/2019	343,296	32,012	(766)	0	(553)
CDX.IG-22 5-Year Index	1.000%	06/20/2019	48,100	784	(47)	55	0

				$33,736	$(928)	$55	$(571)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation	Variation Margin
								Asset	Liability
Pay	6-Month EUR-EURIBOR	2.250%	09/21/2016	EUR	290,400	$15,042	$8,982	$21	$0
Pay	6-Month EUR-EURIBOR	1.250%	03/18/2025		60,000	46	565	61	0

						$15,088	$9,547	$82	$0

Total Swap Agreements						$48,824	$8,619	$137	$(571)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(j)	Securities with an aggregate market value of $12,663 have been pledged as collateral as of September 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(k)	Securities with an aggregate market value of $69,467 and cash of $2,163 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$137	$137	$(2,491)	$(270)	$(571)	$(3,332)

66	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		AUD	8,851	$		7,859	$109	$0
	10/2014	$		328,190		EUR	257,585	0	(2,847)
	11/2014		EUR	256,282	$		326,572	2,806	0
	11/2014	$		7,840		AUD	8,851	0	(109)

BPS	10/2014		EUR	15,789	$		20,473	531	0
	10/2014	$		6,528		EUR	5,044	0	(158)
	11/2014			2,618			2,069	3	(7)
	12/2014		MXN	573,788	$		42,900	400	0
	12/2014	$		412		MXN	5,407	0	(11)

BRC	10/2014		EUR	11,583	$		14,998	368	0
	10/2014	$		136		EUR	104	0	(5)
	10/2014			2,668		GBP	1,637	0	(14)
	10/2014			1,014		PLN	3,132	0	(70)

CBK	10/2014		EUR	11,869	$		15,253	261	0
	10/2014	$		156		EUR	119	0	(6)
	10/2014			34,622		GBP	21,479	199	0
	01/2015		BRL	41,825	$		17,232	574	0

DUB	10/2014		JPY	2,817,700			26,181	490	0
	10/2014	$		917		TRY	2,000	0	(42)

FBF	10/2014			220		EUR	167	0	(9)
	12/2014			10,862		MXN	143,086	0	(263)

GLM	10/2014		JPY	3,504,200	$		33,199	1,249	0
	10/2014	$		3,744		EUR	2,905	0	(75)
	10/2014			1,142		GBP	699	0	(9)
	12/2014			1,553		MXN	20,331	0	(47)

HUS	10/2014		JPY	1,737,700	$		16,224	380	0
	11/2014		RUB	961,400			25,300	1,121	0
	11/2014	$		3,728		EUR	2,891	0	(76)

JPM	10/2014			8,209		AUD	8,851	0	(459)
	10/2014			12,770		EUR	9,858	0	(319)
	10/2014			96,246		GBP	58,967	0	(652)
	10/2014			74,043		JPY	8,059,600	0	(557)
	10/2014			546		ZAR	5,941	0	(21)
	10/2014		ZAR	73,284	$		6,678	197	0
	11/2014		GBP	58,967			96,220	653	0
	11/2014		JPY	8,059,600			74,061	558	0
	11/2014	$		25,300		RUB	961,400	0	(1,120)
	01/2015		BRL	58,201	$		23,966	785	0

MSB	10/2014		EUR	236,541			312,209	13,446	0
	10/2014		GBP	85,580			141,937	3,199	0

RBC	10/2014	$		4,508		GBP	2,798	28	0

UAG	10/2014		BRL	59,062	$		25,839	1,710	0
	10/2014	$		25,133		BRL	59,062	0	(1,005)
	11/2014		BRL	59,062	$		24,910	995	0

Total Forward Foreign Currency Contracts								$30,062	$(7,881)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC USD versus JPY	JPY	95.000	12/03/2014	$17,300	$6	$1

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	67

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC EURO STOXX 50 Index	3,425.000	12/19/2014	EUR 9	$289	$200

FBF	Call - OTC EURO STOXX 50 Index	3,600.000	12/20/2019	20	7,005	6,649

					$7,294	$6,849

Total Purchased Options					$7,300	$6,850

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	0.990%	10/15/2014	$	1,600	$ (5)	$0
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014		3,600	(4)	(4)

CBK	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014		3,600	(4)	(5)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		6,300	(7)	(7)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		13,400	(22)	(12)
	Put - OTC CDX.IG-22 5-Year Index	Sell	1.000%	12/17/2014		9,300	(18)	(7)

DUB	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		14,400	(16)	(13)

GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		39,700	(37)	(44)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		4,200	(6)	(7)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	12/17/2014	EUR	32,200	(80)	(47)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014		122,000	(252)	(109)

JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014	$	62,400	(102)	(69)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		17,200	(31)	(15)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	21,700	(38)	(19)

							$ (622)	$(358)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD	$	1.350	12/03/2014	EUR	13,200	$(48)	$(4)

JPM	Call - OTC USD versus INR	INR	65.900	03/19/2015	$	27,600	(269)	(341)

UAG	Call - OTC USD versus INR		66.150	03/19/2015		27,600	(264)	(319)

							$(581)	$(664)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC EURO STOXX 50 Index	3,100.000	12/19/2014	EUR	9	$(488)	$(617)

FBF	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019		20	(7,350)	(7,194)

						$(7,838)	$(7,811)

Total Written Options						$(9,041)	$(8,833)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premiums
Balance at Beginning of Period	0	$935,500	EUR 363,900	$(5,221)
Sales	19,378	549,700	488,829	(14,821)
Closing Buys	(3,896)	(65,600)	0	1,752
Expirations	0	(1,188,700)	(605,800)	7,351
Exercised	0	0	(57,800)	49

Balance at End of Period	15,482	$230,900	EUR 189,129	$(10,890)

68	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	CenturyLink, Inc.	(0.595%	)	06/20/2017	0.939%	$ 5,000	$0	$46	$46	$0
	Con-way, Inc.	(1.834%	)	03/20/2018	0.753%	5,000	0	(186)	0	(186)
	Springleaf Finance Corp.	(1.370%	)	12/20/2017	2.362%	2,500	0	75	75	0

BRC	FBG Finance Ltd.	(1.600%	)	06/20/2015	0.102%	1,000	0	(11)	0	(11)
	Marsh & McLennan Cos., Inc.	(0.760%	)	09/20/2015	0.046%	5,000	0	(36)	0	(36)

CBK	Russia Government International Bond	(1.000%	)	09/20/2019	2.459%	8,600	689	(126)	563	0

GST	L Brands, Inc.	(2.410%	)	09/20/2017	0.836%	2,000	0	(94)	0	(94)

RYL	Springleaf Finance Corp.	(1.300%	)	12/20/2017	2.362%	2,500	0	80	80	0

UAG	CSX Corp.	(0.880%	)	06/20/2017	0.122%	5,000	0	(104)	0	(104)

							$689	$(356)	$764	$(431)

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	China Government International Bond	1.000%	09/20/2016	0.342%	$	3,100	$16	$25	$41	$0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.707%		4,000	716	(10)	706	0
	Lafarge S.A.	1.000%	03/20/2018	0.627%	EUR	12,400	(1,102)	1,308	206	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%	$	25,550	(95)	421	326	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.864%		1,500	28	81	109	0
	NRG Energy, Inc.	5.000%	09/20/2016	0.939%		2,000	(12)	174	162	0
	Spain Government International Bond	1.000%	12/20/2018	0.671%		24,000	(689)	1,018	329	0

BPS	Brazil Government International Bond	1.000%	03/20/2018	1.292%		3,700	(45)	9	0	(36)
	Jaguar Land Rover PLC	5.000%	03/20/2018	1.242%	EUR	7,700	859	403	1,262	0
	Lafarge S.A.	1.000%	03/20/2018	0.627%		2,100	(185)	220	35	0
	NRG Energy, Inc.	5.000%	09/20/2016	0.939%	$	2,300	(23)	210	187	0
	South Africa Government International Bond	1.000%	06/20/2017	1.242%		1,600	(45)	35	0	(10)

BRC	Ally Financial, Inc.	5.000%	03/20/2020	1.983%		5,340	906	(114)	792	0
	Brazil Government International Bond	1.000%	03/20/2023	2.217%		2,800	(151)	(93)	0	(244)
	China Government International Bond	1.000%	09/20/2016	0.342%		5,000	26	40	66	0
	Community Health Systems, Inc.	5.000%	06/20/2019	2.768%		300	21	8	29	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.707%		3,600	656	(21)	635	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2019	0.984%		1,500	282	16	298	0
	Indonesia Government International Bond	1.000%	06/20/2022	2.153%		22,200	(2,654)	971	0	(1,683)
	Jaguar Land Rover PLC	5.000%	03/20/2018	1.242%	EUR	1,000	105	59	164	0
	Lafarge S.A.	1.000%	03/20/2018	0.627%		1,000	(88)	105	17	0
	Philippines Government International Bond	1.000%	06/20/2021	1.241%	$	600	(17)	8	0	(9)
	Schaeffler Finance BV	5.000%	03/20/2018	1.498%	EUR	15,400	1,308	1,032	2,340	0
	Seagate Technology HDD Holdings	5.000%	03/20/2018	0.881%	$	800	55	58	113	0
	Seagate Technology HDD Holdings	5.000%	06/20/2018	0.936%		400	24	36	60	0
	South Africa Government International Bond	1.000%	06/20/2017	1.242%		3,360	(123)	102	0	(21)
	South Africa Government International Bond	1.000%	09/20/2017	1.317%		360	(13)	10	0	(3)
	Spain Government International Bond	1.000%	12/20/2018	0.671%		26,000	(735)	1,091	356	0

CBK	Brazil Government International Bond	1.000%	06/20/2018	1.358%		27,200	(344)	0	0	(344)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	69

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.132%	$	600	$(15)	$17	$2	$0
	Indonesia Government International Bond	1.000%	06/20/2022	2.153%		16,800	(2,036)	762	0	(1,274)
	Indonesia Government International Bond	1.000%	06/20/2023	2.244%		5,700	(524)	16	0	(508)
	Italy Government International Bond	1.000%	12/20/2016	0.546%		80,700	(1,012)	1,844	832	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		14,075	(49)	228	179	0
	Philippines Government International Bond	1.000%	09/20/2015	0.205%		4,900	(110)	150	40	0
	South Africa Government International Bond	1.000%	06/20/2017	1.242%		1,300	(35)	27	0	(8)
	South Africa Government International Bond	1.000%	09/20/2017	1.317%		1,050	(18)	8	0	(10)
	United Kingdom Gilt	1.000%	06/20/2015	0.031%		3,200	27	(3)	24	0
	United Kingdom Gilt	1.000%	06/20/2016	0.051%		5,800	72	25	97	0

DUB	Brazil Government International Bond	1.000%	06/20/2018	1.358%		9,400	(146)	28	0	(118)
	Export-Import Bank of China	1.000%	09/20/2017	0.700%		500	(19)	24	5	0
	France Government Bond	0.250%	09/20/2015	0.089%		700	(26)	27	1	0
	France Government Bond	0.250%	03/20/2016	0.113%		7,200	(256)	271	15	0
	Gazprom OAO Via Gaz Capital S.A.	1.490%	09/20/2017	2.942%		5,000	0	(202)	0	(202)
	Indonesia Government International Bond	1.000%	12/20/2018	1.298%		51,586	(2,339)	1,730	0	(609)
	NRG Energy, Inc.	5.000%	06/20/2016	0.864%		600	9	35	44	0
	South Africa Government International Bond	1.000%	06/20/2017	1.242%		1,320	(46)	38	0	(8)

FBF	Citigroup, Inc.	1.000%	03/20/2018	0.519%		9,600	(37)	197	160	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.132%		800	(20)	22	2	0
	NRG Energy, Inc.	5.000%	06/20/2015	0.358%		1,000	(15)	50	35	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.864%		2,400	39	134	173	0
	South Africa Government International Bond	1.000%	12/20/2020	2.137%		2,150	(83)	(54)	0	(137)
	United Kingdom Gilt	1.000%	09/20/2015	0.033%		2,300	24	(1)	23	0
	Univision Communications, Inc.	5.000%	09/20/2019	1.232%		1,000	(110)	289	179	0

GST	AES Corp.	5.000%	12/20/2018	1.885%		8,300	1,036	3	1,039	0
	Anadarko Petroleum Corp.	1.000%	06/20/2017	0.400%		4,100	(133)	200	67	0
	Bank of America Corp.	1.000%	03/20/2018	0.562%		40,000	(421)	1,028	607	0
	Community Health Systems, Inc.	5.000%	06/20/2019	2.768%		1,600	131	25	156	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.132%		800	(26)	28	2	0
	France Government Bond	0.250%	03/20/2016	0.113%		6,800	(227)	242	15	0
	Frontier Communications Corp.	5.000%	06/20/2019	2.891%		125	(14)	25	11	0
	Italy Government International Bond	1.000%	12/20/2018	0.890%		32,000	(1,339)	1,490	151	0
	New Jersey State General Obligation Bonds, Series 2001	1.970%	03/20/2021	1.014%		1,000	0	55	55	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.864%		9,000	186	466	652	0
	NRG Energy, Inc.	5.000%	09/20/2017	1.634%		4,200	(200)	614	414	0
	South Africa Government International Bond	1.000%	09/20/2017	1.317%		675	(19)	13	0	(6)
	South Africa Government International Bond	1.000%	03/20/2020	1.991%		15,000	(922)	176	0	(746)
	Spain Government International Bond	1.000%	12/20/2016	0.452%		75,000	(203)	1,134	931	0
	Univision Communications, Inc.	5.000%	09/20/2019	1.232%		4,150	(457)	1,201	744	0

HUS	Brazil Government International Bond	1.000%	06/20/2018	1.358%		30,100	(428)	48	0	(380)
	Brazil Government International Bond	1.000%	03/20/2023	2.217%		50	(3)	(2)	0	(5)
	Colombia Government International Bond	1.000%	03/20/2016	0.394%		1,700	9	7	16	0

70	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.171%	$	900	$(7)	$18	$11	$0
	Italy Government International Bond	1.000%	12/20/2016	0.546%		11,000	(135)	248	113	0
	Qatar Government International Bond	1.000%	03/20/2016	0.226%		1,000	(2)	14	12	0
	South Africa Government International Bond	1.000%	06/20/2017	1.242%		13,085	(437)	356	0	(81)
	South Africa Government International Bond	1.000%	09/20/2017	1.317%		2,131	(40)	21	0	(19)
	South Africa Government International Bond	1.000%	03/20/2023	2.413%		750	(78)	3	0	(75)
	Spain Government International Bond	1.000%	12/20/2016	0.452%		10,300	(31)	159	128	0

JPM	Brazil Government International Bond	1.000%	12/20/2017	1.218%		8,050	0	(53)	0	(53)
	Brazil Government International Bond	1.000%	06/20/2018	1.358%		9,100	(162)	47	0	(115)
	France Government Bond	0.250%	09/20/2015	0.089%		1,000	(35)	37	2	0
	Italy Government International Bond	1.000%	12/20/2018	0.890%		18,000	(753)	838	85	0
	Philippines Government International Bond	1.000%	09/20/2017	0.510%		1,160	(23)	40	17	0
	Philippines Government International Bond	1.000%	06/20/2021	1.241%		36,000	(866)	343	0	(523)
	Qatar Government International Bond	1.000%	03/20/2016	0.226%		1,000	(2)	14	12	0

MYC	Brazil Government International Bond	1.000%	09/20/2017	1.167%		1,160	(20)	14	0	(6)
	Brazil Government International Bond	1.000%	06/20/2018	1.358%		29,500	(506)	133	0	(373)
	China Government International Bond	1.000%	09/20/2016	0.342%		8,300	41	69	110	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.185%		1,000	(7)	22	15	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.707%		6,500	1,170	(24)	1,146	0
	France Government Bond	0.250%	09/20/2016	0.138%		4,300	(203)	213	10	0
	NRG Energy, Inc.	5.000%	09/20/2016	0.939%		4,800	(30)	419	389	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.942%		4,100	(141)	144	3	0
	Philippines Government International Bond	2.440%	09/20/2017	0.510%		300	0	16	16	0
	South Africa Government International Bond	1.000%	12/20/2020	2.137%		4,500	(147)	(138)	0	(285)

UAG	Brazil Government International Bond	1.000%	09/20/2017	1.167%		499	(14)	12	0	(2)
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.132%		300	(10)	10	0	0
	NRG Energy, Inc.	5.000%	06/20/2015	0.358%		500	(8)	26	18	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.864%		1,000	19	54	73	0
	Philippines Government International Bond	1.000%	09/20/2017	0.510%		709	(20)	30	10	0
	Qatar Government International Bond	1.000%	12/20/2014	0.155%		2,100	(30)	34	4	0
	South Africa Government International Bond	1.000%	06/20/2017	1.242%		1,305	(39)	31	0	(8)
	Sprint Communications, Inc.	1.000%	09/20/2017	1.690%		3,100	(469)	408	0	(61)
	Sprint Communications, Inc.	1.000%	06/20/2019	3.023%		3,400	(615)	321	0	(294)

							$(14,674)	$23,496	$17,078	$(8,256)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	71

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
BRC	CDX.EM ex-Europe-18 5-Year Index	5.000%	12/20/2017	$6,674	$ 833	$(345)	$488	$0

DUB	CDX.EM-17 5-Year Index	5.000%	06/20/2017	9,306	1,261	(631)	630	0
	CDX.EM-19 5-Year Index	5.000%	06/20/2018	470	38	1	39	0

GST	CDX.EM-17 5-Year Index	5.000%	06/20/2017	1,692	232	(117)	115	0
	CDX.EM-19 5-Year Index	5.000%	06/20/2018	470	38	2	40	0

HUS	CDX.EM-19 5-Year Index	5.000%	06/20/2018	10,669	914	(17)	897	0

JPM	CDX.EM-17 5-Year Index	5.000%	06/20/2017	10,340	1,153	(453)	700	0

MYC	CDX.EM-17 5-Year Index	5.000%	06/20/2017	12,140	1,639	(818)	821	0

UAG	CDX.EM-18 5-Year Index	5.000%	12/20/2017	2,947	413	(182)	231	0

					$ 6,521	$(2,560)	$3,961	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	38,800	$(19)	$(1,169)	$0	$(1,188)

UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017		49,400	(185)	(1,414)	0	(1,599)

							$(204)	$(2,583)	$0	$(2,787)

TOTAL RETURN SWAPS ON CONVERTIBLE SECURITIES

Counterparty	Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	11,774	Not Applicable, Fully Funded	02/11/2015	$1,740	$1,740	$1,028	$2,768	$0

	Receive	OGX Petroleo e Gas Participaceos S.A.	8,062	Not Applicable, Fully Funded	04/11/2015	1,430	1,430	(3)	1,427	0

							$3,170	$1,025	$4,195	$0

Total Swap Agreements							$(4,498)	$19,022	$25,998	$(11,474)

72	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(m)	Securities with an aggregate market value of $2,830 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$2,915	$0	$2,000	$4,915	$(2,956)	$(8)	$(186)	$(3,150)	$1,765	$(1,970)	$(205)
BPS	934	200	1,484	2,618	(176)	(617)	(46)	(839)	1,779	(1,760)	19
BRC	368	0	5,358	5,726	(89)	0	(2,007)	(2,096)	3,630	(3,650)	(20)
CBK	1,034	1	1,737	2,772	(6)	(31)	(2,144)	(2,181)	591	(590)	1
DUB	490	0	4,929	5,419	(42)	(13)	(937)	(992)	4,427	(1,940)	2,487
FBF	0	6,649	572	7,221	(272)	(7,194)	(137)	(7,603)	(382)	861	479
GLM	1,249	0	0	1,249	(131)	0	(1,188)	(1,319)	(70)	164	94
GST	0	0	4,999	4,999	0	(207)	(846)	(1,053)	3,946	(4,000)	(54)
HUS	1,501	0	1,177	2,678	(76)	0	(560)	(636)	2,042	(2,010)	32
JPM	2,193	0	816	3,009	(3,128)	(444)	(691)	(4,263)	(1,254)	1,281	27
MSB	16,645	0	0	16,645	0	0	0	0	16,645	(14,820)	1,825
MYC	0	0	2,510	2,510	0	0	(664)	(664)	1,846	(2,382)	(536)
RBC	28	0	0	28	0	0	0	0	28	0	28
RYL	0	0	80	80	0	0	0	0	80	0	80
UAG	2,705	0	336	3,041	(1,005)	(319)	(2,068)	(3,392)	(351)	524	173

Total Over the Counter	$30,062	$6,850	$25,998	$62,910	$(7,881)	$(8,833)	$(11,474)	$(28,188)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$55	$0	$0	$82	$137

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$30,062	$0	$30,062
Purchased Options	0	0	6,849	1	0	6,850
Swap Agreements	0	21,803	4,195	0	0	25,998

	$0	$21,803	$11,044	$30,063	$0	$62,910

	$0	$21,858	$11,044	$30,063	$82	$63,047

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$2,491	$0	$0	$2,491
Futures	0	0	0	0	270	270
Swap Agreements	0	571	0	0	0	571

	$0	$571	$2,491	$0	$270	$3,332

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,881	$0	$7,881
Written Options	0	358	7,811	664	0	8,833
Swap Agreements	0	8,687	0	0	2,787	11,474

	$0	$9,045	$7,811	$8,545	$2,787	$28,188

	$0	$9,616	$10,302	$8,545	$3,057	$31,520

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	73

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

September 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$597	$0	$0	$597
Futures	0	0	488	0	(3,046)	(2,558)
Swap Agreements	0	737	0	0	15,975	16,712

	$0	$737	$1,085	$0	$12,929	$14,751

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,458	$0	$8,458
Purchased Options	0	0	0	604	0	604
Written Options	0	2,173	0	3,965	1,486	7,624
Swap Agreements	0	6,094	0	0	186	6,280

	$0	$8,267	$0	$13,027	$1,672	$22,966

	$0	$9,004	$1,085	$13,027	$14,601	$37,717

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$(642)	$0	$0	$(642)
Futures	0	0	0	0	9,070	9,070
Swap Agreements	0	(5,054)	0	0	(5,410)	(10,464)

	$0	$(5,054)	$(642)	$0	$3,660	$(2,036)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$30,124	$0	$30,124
Purchased Options	0	0	(447)	(5)	0	(452)
Written Options	0	(705)	28	(1,195)	(535)	(2,407)
Swap Agreements	0	2,310	1,025	0	433	3,768

	$0	$1,605	$606	$28,924	$(102)	$31,033

	$0	$(3,449)	$(36)	$28,924	$3,558	$28,997

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$226,837	$7,857	$234,694
Corporate Bonds & Notes
Banking & Finance	0	745,307	3,500	748,807
Industrials	0	692,123	2,681	694,804
Utilities	0	481,842	6,028	487,870
Municipal Bonds & Notes
Texas	0	25,288	0	25,288
U.S. Government Agencies	0	7,998	494	8,492
Mortgage-Backed Securities	0	297,357	165	297,522
Asset-Backed Securities	0	101,094	7,991	109,085
Sovereign Issues	0	336,618	0	336,618
Common Stocks
Consumer Discretionary	19,690	0	0	19,690
Energy	60,102	0	0	60,102
Financials	16,538	0	0	16,538
Industrials	7,868	0	0	7,868
Utilities	5,558	0	0	5,558
Preferred Securities
Banking & Finance	0	3,017	0	3,017
Real Estate Investment Trusts
Financials	23,230	0	0	23,230
Short-Term Instruments
Repurchase Agreements	0	1,461	0	1,461
U.S. Treasury Bills	0	72,297	0	72,297
	$132,986	$2,991,239	$28,716	$3,152,941

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$144,161	$0	$0	$144,161

Total Investments	$277,147	$2,991,239	$28,716	$3,297,102

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	137	0	137
Over the counter	0	58,715	4,195	62,910
	$0	$58,852	$4,195	$63,047

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(270)	(3,062)	0	(3,332)
Over the counter	0	(28,188)	0	(28,188)
	$(270)	$(31,250)	$0	$(31,520)

Totals	$276,877	$3,018,841	$32,911	$3,328,629

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2014. There were assets and liabilities valued at $45,262 transferred from Level 3 to Level 2 during the period ended September 30, 2014. There were no significant assets and liabilities transferred from Level 2 to Level 3 during the period ended September 30, 2014.

74	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Floating Income Fund

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.4%

BANK LOAN OBLIGATIONS 10.5%
Albertson’s Holdings LLC
4.000% due 08/25/2019		$1,300	$1,292
Albertson’s LLC
4.750% due 03/21/2019		2,253	2,249
Alliance Boots Holdings Ltd.
3.982% due 07/10/2017	GBP	6,300	10,221
Amaya Holdings B.V.
5.000% due 08/01/2021		$8,400	8,305
8.000% due 08/01/2022		1,400	1,420
Biomet, Inc.
3.655% due 07/25/2017		6,551	6,517
Burger King Worldwide, Inc.
TBD% due 09/24/2021		4,500	4,471
CSC Holdings, Inc.
2.654% due 04/17/2020		3,510	3,408
Dynegy Holdings, Inc.
TBD% due 09/15/2015		1,700	1,688
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		16,154	16,103
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		3,229	3,167
Gates Global, Inc.
4.250% due 07/03/2021		1,200	1,182
H.J. Heinz Co.
3.500% due 06/05/2020		12,838	12,703
HCA, Inc.
2.654% due 05/02/2016		7,425	7,402
Hertz Corp.
3.000% due 03/11/2018		6,757	6,571
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		3,728	3,676
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		6,233	6,146
Novelis, Inc.
3.750% due 03/10/2017		1,925	1,910
NRG Energy, Inc.
2.750% due 07/02/2018		2,967	2,917
Numericable U.S. LLC
4.500% due 05/21/2020		1,500	1,490
OGX
TBD% - 8.000% due 04/11/2015		716	594
Rise Ltd.
4.750% due 01/31/2021 (e)		4,336	4,400
Seadrill Partners Finco LLC
4.000% due 02/21/2021		1,094	1,043
Seat Pagine Gialle Italia SpA
5.488% due 06/28/2016 ^	EUR	182	42
Station Casinos LLC
4.250% due 03/02/2020		$7,535	7,428
TWCC Holding Corp.
3.500% due 02/11/2017		1,892	1,866
UPC Financing Partnership
3.820% due 03/31/2021	EUR	3,115	3,934

Total Bank Loan Obligations (Cost $121,523)			122,145

CORPORATE BONDS & NOTES 55.8%

BANKING & FINANCE 25.3%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		$2,200	2,137
4.500% due 05/15/2021		1,800	1,748
5.000% due 10/01/2021		1,800	1,796

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banco do Brasil S.A.
6.000% due 01/22/2020		$1,900	$2,097
9.000% due 06/18/2024 (d)		1,100	1,072
Banco Espirito Santo S.A.
5.000% due 04/23/2019	EUR	906	1,081
5.000% due 05/14/2019		2,300	2,783
5.000% due 05/21/2019		1,200	1,467
5.875% due 11/09/2015		500	628
7.000% due 03/04/2016		300	371
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)		4,000	5,520
Bank of Scotland PLC
7.286% due 05/31/2016 (d)	GBP	100	174
Banque PSA Finance S.A.
5.750% due 04/04/2021		$4,400	4,691
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	6,100	12,801
BBVA Bancomer S.A.
6.500% due 03/10/2021		$5,400	5,913
7.250% due 04/22/2020		400	455
BES Investimento do Brasil S.A. Banco de Investimento
5.625% due 03/25/2015		530	527
Blackstone CQP Holdco LP
9.296% due 03/18/2019		15,561	15,564
BNP Paribas S.A.
7.781% due 07/02/2018 (d)(g)	EUR	11,300	16,865
BPCE S.A.
4.500% due 03/15/2025		$500	487
12.500% due 09/30/2019 (d)	EUR	2,971	5,254
12.500% due 09/30/2019 (d)		$150	205
Cantor Fitzgerald LP
7.875% due 10/15/2019		500	548
CIT Group, Inc.
5.250% due 03/15/2018		2,200	2,272
Credit Agricole S.A.
7.875% due 01/23/2024 (d)		2,000	2,026
8.125% due 10/26/2019 (d)	GBP	200	370
8.125% due 09/19/2033		$3,100	3,452
Credit Suisse
5.750% due 09/18/2025	EUR	700	971
Credit Suisse Group AG
6.250% due 12/18/2024 (d)		$5,000	4,852
7.500% due 12/11/2023 (d)		200	211
Crown Castle International Corp.
5.250% due 01/15/2023		5,700	5,671
Denali Borrower LLC
5.625% due 10/15/2020		8,000	8,250
EDC Finance Ltd.
4.875% due 04/17/2020		4,500	4,072
Genesis Energy LP
5.625% due 06/15/2024		2,500	2,416
HBOS PLC
5.374% due 06/30/2021	EUR	4,700	6,634
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		$2,920	276
Hockey Merger Sub, Inc.
7.875% due 10/01/2021		400	412
HSBC Finance Corp.
6.676% due 01/15/2021		1,800	2,113
HSBC Holdings PLC
6.375% due 09/17/2024 (d)		4,600	4,600
Hypo Alpe-Adria-Bank International AG
4.250% due 10/31/2016	EUR	4,500	4,318
4.375% due 01/24/2017		4,200	4,027
ING Groep NV
5.140% due 03/17/2016 (d)	GBP	200	327

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
iStar Financial, Inc.
5.000% due 07/01/2019		$4,200	$4,063
Jefferies Finance LLC
7.375% due 04/01/2020		1,000	1,028
JPMorgan Chase & Co.
7.900% due 04/30/2018 (d)		30,900	33,696
KGH Intermediate Holdco LLC
7.734% due 08/07/2019 (e)		1,125	1,125
8.500% due 08/08/2019 (e)		375	375
LBG Capital PLC
7.625% due 10/14/2020	EUR	800	1,103
8.875% due 02/07/2020		200	285
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$700	1,033
Navient LLC
8.000% due 03/25/2020 (g)		7,600	8,540
Nostrum Oil & Gas Finance BV
6.375% due 02/14/2019		5,300	5,353
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		400	394
4.950% due 04/01/2024		800	818
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		1,291	1,209
Rabobank Group
8.400% due 06/29/2017 (d)		20,422	22,541
11.000% due 06/30/2019 (d)		1,300	1,723
Rio Oil Finance Trust
6.250% due 07/06/2024 (g)		7,000	7,232
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		13,500	15,483
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.100% due 07/25/2018		2,300	2,246
6.299% due 05/15/2017		2,300	2,340
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		1,900	1,866
6.125% due 02/07/2022		14,100	14,171
UBS AG
4.750% due 02/12/2026	EUR	1,300	1,723
7.250% due 02/22/2022		$1,200	1,285
7.625% due 08/17/2022		5,400	6,284
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	3,000	5,039
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$3,700	3,718
5.450% due 11/22/2017		900	898
5.942% due 11/21/2023		1,500	1,410
6.025% due 07/05/2022		3,200	3,060
WEA Finance LLC
2.700% due 09/17/2019		200	201
3.750% due 09/17/2024		400	400
Wells Fargo Bank N.A.
0.619% due 11/03/2014		2,728	2,729

			294,825

INDUSTRIALS 16.4%
Activision Blizzard, Inc.
6.125% due 09/15/2023		6,400	6,816
Afren PLC
10.250% due 04/08/2019		2,900	3,117
ALROSA Finance S.A.
7.750% due 11/03/2020		4,000	4,135
Altice S.A.
7.250% due 05/15/2022	EUR	500	656
7.750% due 05/15/2022		$1,300	1,345
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		700	677

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	75

Schedule of Investments PIMCO Floating Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Biomet, Inc.
6.500% due 08/01/2020		$100	$106
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		1,000	933
California Resources Corp.
5.000% due 01/15/2020 (a)		2,700	2,747
5.500% due 09/15/2021 (a)		2,500	2,541
6.000% due 11/15/2024 (a)		1,800	1,854
Cemex S.A.B. de C.V.
4.750% due 01/11/2022	EUR	1,000	1,266
Columbus International, Inc.
7.375% due 03/30/2021		$2,800	2,923
Community Health Systems, Inc.
5.125% due 08/01/2021		1,000	1,003
Concho Resources, Inc.
5.500% due 04/01/2023		2,500	2,612
CONSOL Energy, Inc.
5.875% due 04/15/2022		1,500	1,483
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		662	705
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		1,200	122
9.250% due 06/30/2020 ^		2,300	233
CSC Holdings LLC
8.625% due 02/15/2019		2,500	2,876
CSN Islands Corp.
6.875% due 09/21/2019		3,550	3,754
CVS Pass-Through Trust
7.507% due 01/10/2032		97	123
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		583	673
7.750% due 06/17/2021		123	143
Denbury Resources, Inc.
4.625% due 07/15/2023		2,000	1,860
DISH DBS Corp.
5.125% due 05/01/2020		1,000	1,005
Eagle Spinco, Inc.
4.625% due 02/15/2021		1,300	1,254
Energy Transfer Partners LP
9.000% due 04/15/2019		407	511
Enterprise Products Operating LLC
7.034% due 01/15/2068		600	679
8.375% due 08/01/2066		1,815	1,997
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		3,250	2,908
GTL Trade Finance, Inc.
5.893% due 04/29/2024		1,000	1,014
HCA, Inc.
6.500% due 02/15/2020		5,000	5,469
7.250% due 09/15/2020		750	789
Hiland Partners LP
5.500% due 05/15/2022		300	293
KazMunayGas National Co. JSC
9.125% due 07/02/2018		4,900	5,751
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		800	804
Kinder Morgan, Inc.
7.750% due 01/15/2032		1,000	1,232
MCE Finance Ltd.
5.000% due 02/15/2021		6,375	6,152
Numericable Group S.A.
4.875% due 05/15/2019		400	397
5.375% due 05/15/2022	EUR	200	262
5.625% due 05/15/2024		200	261
6.000% due 05/15/2022		$1,200	1,210
6.250% due 05/15/2024		5,000	4,994

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OGX Austria GmbH
8.375% due 04/01/2022 ^		$8,500	$323
8.500% due 06/01/2018 ^		10,900	491
ONEOK Partners LP
3.375% due 10/01/2022		900	879
5.000% due 09/15/2023		2,900	3,141
Pertamina Persero PT
4.300% due 05/20/2023		2,000	1,905
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		6,400	3,206
Phosagro OAO Via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		1,100	1,067
Pride International, Inc.
6.875% due 08/15/2020		500	590
Regency Energy Partners LP
4.500% due 11/01/2023		2,100	2,042
5.000% due 10/01/2022		500	494
5.750% due 09/01/2020		3,700	3,876
5.875% due 03/01/2022		1,000	1,048
Reynolds Group Issuer, Inc.
7.875% due 08/15/2019		3,000	3,195
Russian Railways Via RZD Capital PLC
5.700% due 04/05/2022		1,900	1,901
5.739% due 04/03/2017		5,900	6,070
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		4,900	4,973
5.750% due 05/15/2024		6,800	6,927
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		2,900	2,819
Sibur Securities Ltd.
3.914% due 01/31/2018		1,400	1,288
Smurfit Kappa Acquisitions
4.125% due 01/30/2020	EUR	3,700	4,901
T-Mobile USA, Inc.
6.375% due 03/01/2025		$4,400	4,400
Telenet Finance Luxembourg S.C.A.
6.750% due 08/15/2024	EUR	700	991
Tenet Healthcare Corp.
4.500% due 04/01/2021		$1,200	1,175
6.000% due 10/01/2020		3,700	3,922
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		145	145
Tesoro Logistics LP
6.125% due 10/15/2021		6,833	7,089
Tullow Oil PLC
6.000% due 11/01/2020 (g)		11,200	11,256
6.250% due 04/15/2022		2,500	2,447
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	1,400	1,912
5.750% due 01/15/2023		2,000	2,729
UPCB Finance Ltd.
7.250% due 11/15/2021		$1,000	1,075
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016 ^		2,900	395
9.500% due 01/21/2020 ^		1,400	190
Vedanta Resources PLC
6.000% due 01/31/2019 (g)		8,200	8,323
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		2,400	2,484
9.125% due 04/30/2018		1,500	1,633
Williams Partners LP
4.500% due 11/15/2023		2,000	2,095
Wind Acquisition Finance S.A.
7.375% due 04/23/2021		500	504
Zhaikmunai LLP
7.125% due 11/13/2019		5,800	6,104

			191,690

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 14.1%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$5,950	$6,389
AES Corp.
8.000% due 10/15/2017		7	8
8.000% due 06/01/2020		4,400	5,071
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		7,100	8,005
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	5,688	10,011
CenturyLink, Inc.
5.625% due 04/01/2020 (g)		$8,400	8,696
Electricite de France S.A.
5.250% due 01/29/2023 (d)		1,100	1,121
5.625% due 01/22/2024 (d)		7,900	8,225
FirstEnergy Corp.
7.375% due 11/15/2031		1,000	1,185
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		6,680	6,347
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		6,500	5,996
4.950% due 02/06/2028		300	269
6.510% due 03/07/2022		200	205
8.146% due 04/11/2018		1,270	1,397
8.625% due 04/28/2034		7,100	8,307
Koninklijke KPN NV
6.125% due 09/14/2018 (d)	EUR	6,200	8,268
Majapahit Holding BV
7.750% due 01/20/2020		$5,200	6,045
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		1,800	1,575
6.604% due 02/03/2021		6,600	6,715
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		7,875	8,142
Pennsylvania Electric Co.
5.200% due 04/01/2020		400	443
Petrobras Global Finance BV
7.250% due 03/17/2044 (g)		9,700	10,525
Petroleos Mexicanos
6.375% due 01/23/2045		27,700	31,392
Rosneft Finance S.A.
6.625% due 03/20/2017		3,800	3,924
Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.149% due 03/06/2017		500	476
Sprint Corp.
7.875% due 09/15/2023		100	107
SSE PLC
5.625% due 10/01/2017 (d)	EUR	6,000	8,260
5.625% due 10/01/2017 (d)		$1,900	2,008
VimpelCom Holdings BV
5.950% due 02/13/2023		2,100	1,937
Yellowstone Energy LP
5.750% due 12/31/2026		2,888	2,707

			163,756

Total Corporate Bonds & Notes (Cost $680,743)			650,271

MUNICIPAL BONDS & NOTES 0.3%

TEXAS 0.3%
Texas Public Finance Authority Revenue Notes, Series 2014
5.250% due 07/01/2017		3,650	3,656

Total Municipal Bonds & Notes (Cost $3,650)			3,656

76	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
0.355% due 10/27/2037	$200	$199
0.505% due 09/25/2042	17	17
4.000% due 10/01/2030	366	392
6.000% due 04/25/2043	12	13
Ginnie Mae
0.454% due 12/16/2026	82	82

Total U.S. Government Agencies (Cost $676)		703

MORTGAGE-BACKED SECURITIES 12.1%
Adjustable Rate Mortgage Trust
2.596% due 11/25/2035 ^	385	335
2.753% due 08/25/2035	1,232	1,166
4.857% due 10/25/2035	1,414	1,276
American Home Mortgage Assets Trust
0.365% due 10/25/2046	246	169
American Home Mortgage Investment Trust
1.832% due 09/25/2045	59	57
Banc of America Alternative Loan Trust
6.000% due 06/25/2046	942	807
Banc of America Commercial Mortgage Trust
5.948% due 02/10/2051	78	86
Banc of America Funding Trust
0.654% due 07/26/2036	187	183
2.393% due 06/25/2034	139	143
2.630% due 09/20/2035	262	229
5.377% due 05/20/2036	820	806
5.534% due 05/20/2036 ^	530	495
5.888% due 04/25/2037 ^	427	362
Banc of America Mortgage Trust
2.498% due 07/25/2033	76	73
2.646% due 07/25/2033	722	729
2.699% due 02/25/2036 ^	21	18
2.746% due 01/25/2036	175	141
2.987% due 11/20/2046 ^	1,751	1,468
5.500% due 12/25/2020	65	67
Bear Stearns Adjustable Rate Mortgage Trust
2.279% due 04/25/2034	1,362	1,364
2.369% due 02/25/2036	204	166
2.441% due 08/25/2033	170	175
2.552% due 01/25/2035	21	21
2.926% due 05/25/2047 ^	1,242	1,077
Bear Stearns ALT-A Trust
0.315% due 02/25/2034	1,188	1,103
2.648% due 02/25/2036 ^	1,948	1,351
2.651% due 11/25/2036	3,818	2,808
2.669% due 03/25/2036 ^	138	103
Bear Stearns Structured Products, Inc.
2.509% due 01/26/2036	487	386
2.555% due 12/26/2046	1,272	980
Chase Mortgage Finance Trust
2.476% due 02/25/2037	500	500
5.500% due 12/25/2022	1,308	1,298
5.649% due 09/25/2036	9	9
Citigroup Mortgage Loan Trust, Inc.
0.225% due 01/25/2037	497	311
2.500% due 10/25/2035	14,254	14,036
2.562% due 12/25/2035 ^	239	183
2.564% due 08/25/2035	586	335
2.622% due 03/25/2034	9	9
2.773% due 09/25/2037 ^	472	401
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037	196	172
Countrywide Alternative Loan Trust
0.315% due 02/25/2047	244	217

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.325% due 06/25/2046		$664	$617
0.349% due 12/20/2046		794	619
0.364% due 07/20/2046 ^		198	138
0.365% due 05/25/2035		2,248	1,943
0.385% due 08/25/2046		62	37
0.434% due 09/20/2046		478	156
0.486% due 11/20/2035		145	120
0.555% due 02/25/2036		563	440
0.664% due 11/20/2035 ^		154	77
5.317% due 11/25/2035 ^		229	189
5.500% due 03/25/2036		122	102
6.000% due 03/25/2036		1,185	1,022
6.000% due 02/25/2037 ^		1,033	847
6.000% due 05/25/2037 ^		951	787
Countrywide Home Loan Mortgage Pass-Through Trust
2.508% due 04/25/2035		111	102
2.523% due 05/20/2036		351	286
5.011% due 10/20/2035		213	181
5.025% due 02/20/2036 ^		290	262
5.500% due 11/25/2035 ^		162	160
6.000% due 01/25/2037		7,417	6,838
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032		14	13
2.188% due 06/25/2033		241	241
6.000% due 01/25/2036		550	436
Credit Suisse Mortgage Capital Certificates
3.302% due 05/26/2036		390	395
4.815% due 11/26/2035		64	66
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.863% due 02/25/2037 ^		386	217
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		366	287
Deutsche ALT-A Securities, Inc.
0.305% due 03/25/2037 ^		809	564
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^		282	228
5.886% due 10/25/2036 ^		282	228
5.945% due 02/25/2036		912	768
Downey Savings & Loan Association Mortgage Loan Trust
0.463% due 10/19/2036 ^		458	181
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^		2,521	2,143
First Horizon Asset Securities, Inc.
4.970% due 02/25/2036		434	425
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037 ^		376	330
Granite Master Issuer PLC
0.207% due 12/20/2054	EUR	1,578	1,988
0.354% due 12/20/2054		$1,795	1,790
0.729% due 12/20/2054	GBP	256	414
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$215	215
GSR Mortgage Loan Trust
2.654% due 09/25/2035		1,012	1,029
2.694% due 11/25/2035		97	95
2.742% due 01/25/2036 ^		86	81
6.000% due 02/25/2036 ^		1,579	1,341
HarborView Mortgage Loan Trust
0.283% due 03/19/2037		1,211	1,015
0.343% due 09/19/2037		1,205	971
0.343% due 01/19/2038		40	34
0.343% due 02/19/2046		3,608	3,194
0.494% due 06/20/2035		1,294	1,257
2.526% due 06/19/2045		1,539	1,026
HomeBanc Mortgage Trust
0.335% due 12/25/2036		243	217

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.283% due 04/25/2037 ^	$7,842	$4,725
Impac Secured Assets Trust
0.325% due 01/25/2037	1,527	1,306
IndyMac Mortgage Loan Trust
0.395% due 07/25/2035	24	22
2.279% due 06/25/2037	785	425
2.638% due 06/25/2035 ^	184	157
4.549% due 09/25/2035	221	197
5.074% due 08/25/2037	1,239	1,133
JPMorgan Alternative Loan Trust
0.315% due 09/25/2036	453	397
2.562% due 05/25/2036 ^	425	352
3.205% due 12/25/2036	850	770
JPMorgan Mortgage Trust
2.621% due 02/25/2036 ^	3,662	3,269
5.235% due 07/25/2035	237	240
5.544% due 06/25/2037 ^	1,089	1,006
6.500% due 09/25/2035	488	490
JPMorgan Resecuritization Trust
0.654% due 03/26/2037	488	476
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	2,020	2,190
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	923	865
MASTR Adjustable Rate Mortgages Trust
0.365% due 04/25/2046	887	687
MASTR Alternative Loan Trust
6.750% due 07/25/2036	843	609
MASTR Reperforming Loan Trust
7.500% due 07/25/2035	2,594	2,617
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.594% due 12/15/2030	69	66
Merrill Lynch Alternative Note Asset Trust
0.455% due 03/25/2037	416	183
Merrill Lynch Mortgage Investors Trust
0.365% due 02/25/2036	59	55
2.691% due 11/25/2035	320	319
5.394% due 12/25/2035	537	509
Morgan Stanley Capital Trust
5.610% due 04/15/2049	514	516
Morgan Stanley Mortgage Loan Trust
2.179% due 06/25/2036	21	20
2.326% due 07/25/2035	596	544
6.000% due 10/25/2037 ^	1,118	927
RBSSP Resecuritization Trust
0.654% due 03/26/2036	185	181
Residential Accredit Loans, Inc. Trust
0.335% due 06/25/2046	42	19
0.345% due 07/25/2036	600	479
1.475% due 09/25/2045	782	639
6.000% due 06/25/2036	725	591
6.000% due 07/25/2036 ^	1,288	1,043
6.000% due 09/25/2036 ^	1,038	753
Residential Asset Securitization Trust
6.000% due 04/25/2037	1,302	1,141
Residential Funding Mortgage Securities, Inc. Trust
2.956% due 09/25/2035 ^	958	811
3.665% due 08/25/2036	398	354
3.876% due 07/27/2037	2,313	1,965
Sequoia Mortgage Trust
0.504% due 07/20/2033	196	188
Structured Adjustable Rate Mortgage Loan Trust
2.486% due 09/25/2035	1,673	1,514
2.489% due 01/25/2035	896	880
Structured Asset Mortgage Investments Trust
0.285% due 03/25/2037	1,510	1,177

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	77

Schedule of Investments PIMCO Floating Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.375% due 05/25/2036		$10,371	$7,817
0.483% due 10/19/2034		389	373
0.853% due 03/19/2034		46	46
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.346% due 06/25/2033		292	295
Structured Asset Securities Corp. Trust
2.612% due 10/28/2035		108	103
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		473	99
Wachovia Bank Commercial Mortgage Trust
5.928% due 06/15/2049		412	419
WaMu Mortgage Pass-Through Certificates Trust
0.435% due 11/25/2045		1,323	1,186
0.465% due 01/25/2045		107	102
0.475% due 08/25/2045		691	665
0.845% due 01/25/2047		900	850
0.885% due 05/25/2047		555	483
0.925% due 12/25/2046		512	489
0.995% due 10/25/2046		1,982	1,640
1.115% due 02/25/2046		2,054	1,965
1.315% due 11/25/2042		204	201
2.442% due 09/25/2033		271	276
Wells Fargo Mortgage-Backed Securities Trust
2.491% due 09/25/2033		357	364
2.610% due 07/25/2036 ^		2,586	2,383
2.613% due 05/25/2036 ^		162	153
2.614% due 06/25/2035		1,969	2,004
2.615% due 03/25/2036		1,372	1,367
2.615% due 04/25/2036		6,773	6,561
4.371% due 11/25/2037 ^		1,632	1,493
6.000% due 04/25/2037		1,757	1,760

Total Mortgage-Backed Securities (Cost $134,003)			141,628

ASSET-BACKED SECURITIES 4.6%
Accredited Mortgage Loan Trust
0.630% due 09/25/2035		1,000	918
Aegis Asset-Backed Securities Trust
1.155% due 03/25/2035 ^		1,000	893
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		5,198	5,465
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.505% due 03/25/2033		554	525
Argent Securities Trust
0.305% due 06/25/2036		1,593	617
0.395% due 07/25/2036		1,515	680
Asset-Backed Funding Certificates Trust
0.375% due 01/25/2037		1,721	1,101
Asset-Backed Securities Corp. Home Equity Loan Trust
1.804% due 03/15/2032		944	904
Avoca CLO PLC
0.438% due 09/15/2021	EUR	1,386	1,743
Bear Stearns Asset-Backed Securities Trust
0.395% due 06/25/2047		$1,000	851
0.475% due 01/25/2047		1,000	908
Citigroup Mortgage Loan Trust, Inc.
0.215% due 07/25/2045		601	532
0.415% due 07/25/2045		2,000	1,216
0.555% due 11/25/2046		747	638
Countrywide Asset-Backed Certificates
0.285% due 11/25/2037		948	936
0.335% due 09/25/2036		199	194
0.375% due 09/25/2047		2,000	1,522
0.405% due 04/25/2036		1,343	1,321
0.415% due 05/25/2036		375	375

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.695% due 01/25/2036		$639	$615
4.740% due 10/25/2035		924	922
5.278% due 10/25/2046 ^		1,179	1,023
Credit Suisse Mortgage Capital Certificates
0.755% due 09/25/2037		594	528
Credit-Based Asset Servicing and Securitization LLC
0.215% due 11/25/2036		87	49
Franklin CLO Ltd.
0.494% due 06/15/2018		1,309	1,302
GSAA Home Equity Trust
0.605% due 08/25/2037		1,059	953
GSAMP Trust
0.225% due 12/25/2036		93	51
0.525% due 03/25/2047		4,500	2,740
HSI Asset Loan Obligation Trust
0.215% due 12/25/2036		91	42
HSI Asset Securitization Corp. Trust
0.445% due 11/25/2035		1,054	992
JPMorgan Mortgage Acquisition Trust
4.764% due 01/25/2037 ^		1,463	1,114
Long Beach Mortgage Loan Trust
0.485% due 01/25/2046		35	31
0.715% due 10/25/2034		288	264
1.085% due 04/25/2035		1,000	963
MASTR Asset-Backed Securities Trust
0.205% due 01/25/2037		471	189
0.365% due 05/25/2037		1,500	1,111
Merrill Lynch Mortgage Investors Trust
0.415% due 04/25/2037		1,000	530
0.445% due 08/25/2036		2,000	1,918
Morgan Stanley ABS Capital, Inc. Trust
0.860% due 12/25/2034		752	728
Moselle CLO S.A.
0.455% due 01/06/2020	EUR	156	197
New Century Home Equity Loan Trust
0.665% due 07/25/2035		$1,000	879
Nomura Home Equity Loan, Inc.
0.485% due 10/25/2036		2,926	1,244
People’s Choice Home Loan Securities Trust
1.100% due 05/25/2035 ^		1,000	611
RAAC Trust
0.555% due 06/25/2047		589	551
Residential Asset Mortgage Products Trust
0.605% due 04/25/2035		1,000	957
0.645% due 08/25/2035		1,000	961
Residential Asset Securities Corp. Trust
0.425% due 07/25/2036		1,500	792
0.475% due 01/25/2036		1,000	967
0.495% due 11/25/2035		1,000	908
SACO, Inc.
0.655% due 12/25/2035		538	512
Saxon Asset Securities Trust
0.950% due 03/25/2035		985	904
SLM Private Education Loan Trust
1.554% due 08/15/2025		1,746	1,768
3.404% due 05/16/2044		1,279	1,360
SLM Student Loan Trust
1.734% due 04/25/2023		888	921
Soundview Home Loan Trust
0.395% due 07/25/2036		1,000	611
Specialty Underwriting & Residential Finance Trust
0.835% due 01/25/2034		17	15
Venture CDO Ltd.
0.464% due 01/20/2022		1,573	1,555

Total Asset-Backed Securities (Cost $49,840)			53,117

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 5.9%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	16,800	$6,236
10.000% due 01/01/2025		17,600	6,274
Export-Import Bank of Korea
5.875% due 01/14/2015		$400	406
Mexico Government International Bond
7.750% due 05/29/2031	MXN	254,000	20,924
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	172,000	1,506
4.500% due 07/03/2017		150,000	1,351
Slovenia Government International Bond
4.125% due 02/18/2019		$3,800	3,966
4.700% due 11/01/2016	EUR	8,600	11,730
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	29,300	2,642
Turkey Government International Bond
7.375% due 02/05/2025		$6,700	7,973
Venezuela Government International Bond
8.250% due 10/13/2024		8,500	5,461

Total Sovereign Issues (Cost $71,396)			68,469

		SHARES
COMMON STOCKS 2.9%

CONSUMER DISCRETIONARY 0.5%
Melco Crown Entertainment Ltd. - ADR		112,860	2,967
Wynn Resorts Ltd.		16,766	3,137

			6,104

ENERGY 1.6%
Cheniere Energy Partners LP Holdings LLC		200,294	4,899
Energy Transfer Equity LP		68,687	4,237
Halliburton Co.		38,684	2,495
ONEOK, Inc. (i)		59,374	3,892
Seadrill Ltd.		42,225	1,130
Seadrill Partners LLC		60,586	1,890

			18,543

FINANCIALS 0.4%
Barclays PLC		1,380,640	5,091
Hipotecaria Su Casita S.A. de C.V. (b)		345,787	0

			5,091

INDUSTRIALS 0.2%
USG Corp. (b)		88,308	2,428

UTILITIES 0.2%
ONE Gas, Inc.		50,072	1,715

Total Common Stocks (Cost $34,687)			33,881

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 10/30/2014 (d)		1,500	1,509

Total Preferred Securities (Cost $1,412)			1,509

78	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 0.6%

FINANCIALS 0.6%
American Realty Capital Properties, Inc. (i)	392,729	$4,736
Gaming and Leisure Properties, Inc.	78,670	2,431

Total Real Estate Investment Trusts (Cost $7,599)		7,167

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.5%

REPURCHASE AGREEMENTS (f) 0.3%
		3,096

U.S. TREASURY BILLS 2.2%
0.038% due 01/02/2015 - 03/26/2015 (c)(j)(l)	$25,805	25,803

Total Short-Term Instruments (Cost $28,897)		28,899

Total Investments in Securities (Cost $1,134,426)		1,111,445

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 6.4%

SHORT-TERM INSTRUMENTS 6.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short-Term Floating NAV Portfolio	6,988,172	$69,924
PIMCO Short-Term Floating NAV Portfolio III	442,100	4,417

Total Short-Term Instruments (Cost $74,341)		74,341

Total Investments in Affiliates (Cost $74,341)		74,341

Total Investments 101.8% (Cost $1,208,767)		$1,185,786

Financial Derivative Instruments (h)(k) 0.9% (Cost or Premiums, net $(11,045))		10,141

Other Assets and Liabilities, net (2.7%)		(30,650)

Net Assets 100.0%		$1,165,277

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND SHARES):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	7.734%	08/07/2019	08/07/2014	$375	$375	0.03%
KGH Intermediate Holdco LLC	8.500%	08/08/2019	08/07/2014	1,096	1,125	0.10%
Rise Ltd.	4.750%	01/31/2021	02/11/2014	4,367	4,400	0.38%

				$5,838	$5,900	0.51%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$3,096	U.S. Treasury Notes 1.500% due 02/28/2019	$(3,161)	$3,096	$3,096

Total Repurchase Agreements						$(3,161)	$3,096	$3,096

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	79

Schedule of Investments PIMCO Floating Income Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
CFR	(0.750%)	11/29/2013	11/28/2015	EUR (4,560)	$(5,799)
UBS	0.380%	10/01/2014	11/14/2014	$ (7,041)	(7,041)
	0.400%	10/01/2014	11/14/2014	(10,011)	(10,011)
	0.550%	10/01/2014	11/14/2014	(15,712)	(15,712)
	0.600%	10/01/2014	11/14/2014	(10,325)	(10,325)
	0.650%	10/01/2014	11/14/2014	(7,705)	(7,705)

Total Reverse Repurchase Agreements					$(56,593)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $5,811 at a weighted average interest rate of (0.754%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(g)	Securities with an aggregate market value of $60,244 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
CFR	$0	$(5,799)	$0	$0	$(5,799)	$5,406	$(393)
SSB	3,096	0	0	0	3,096	(3,161)	(65)
UBS	0	(50,794)	0	0	(50,794)	54,573	3,779

Total Borrowings and Other Financing Transactions	$3,096	$(56,593)	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 30-Year Bond December Futures	$117.000	11/21/2014	117	$1	$2
Put - CBOT U.S. Treasury 30-Year Bond December Futures	121.000	11/21/2014	350	3	5

				$4	$7

Total Purchased Options				$4	$7

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI Brazil Capped ETF Fund	$42.000	12/20/2014	3,011	$(412)	$(773)
Call - CBOE iShares MSCI Brazil Capped ETF Fund	52.000	12/20/2014	3,011	(307)	(196)

				$(719)	$(969)

Total Written Options				$(719)	$(969)

80	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2014	2,290	$1,548	$322	$0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	220	(154)	0	0
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	220	173	0	0
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	467	(762)	0	(190)

Total Futures Contracts				$805	$322	$(190)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019	$32,160	$2,999	$374	$0	$(52)
CDX.IG-22 5-Year Index	1.000%	06/20/2019	75,000	1,222	(91)	86	0

				$4,221	$283	$86	$(52)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	12/18/2016		$787,000	$2,086	$(4,445)	$116	$0
Receive	3-Month USD-LIBOR	2.500%	12/18/2020		40,000	(991)	(387)	23	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		49,700	(2,151)	(2,789)	60	0
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		20,000	(489)	(167)	30	0
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		24,500	(1,311)	(1,103)	150	0
Receive	6-Month EUR-EURIBOR	0.500%	03/18/2020	EUR	61,800	179	(205)	0	(37)

						$(2,677)	$(9,096)	$379	$(37)

Total Swap Agreements						$1,544	$(8,813)	$465	$(89)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(i)	Securities with an aggregate market value of $4,924 have been pledged as collateral as of September 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(j)	Securities with an aggregate market value of $16,896 and cash of $786 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$7	$322	$465	$794	$ (969)	$ (190)	$ (89)	$ (1,248)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	81

Schedule of Investments PIMCO Floating Income Fund (Cont.)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		AUD	3,759	$		3,338	$46	$0
	10/2014	$		38,358		GBP	23,454	0	(335)
	11/2014		GBP	23,454	$		38,347	336	0
	11/2014	$		3,330		AUD	3,759	0	(46)

BPS	10/2014		EUR	985	$		1,274	30	0
	11/2014	$		891		EUR	707	2	0
	12/2014		MXN	292,371	$		21,860	204	0

BRC	10/2014		EUR	4,699			6,077	142	0
	10/2014	$		780		PLN	2,410	0	(54)
	12/2014			734		MXN	9,952	3	0

CBK	10/2014		EUR	4,746	$		6,099	105	0
	10/2014	$		394		EUR	300	0	(15)
	10/2014			11,025		GBP	6,840	63	0
	01/2015		BRL	16,042	$		6,610	220	0

DUB	10/2014		JPY	818,900			7,579	112	0
	10/2014	$		3,497		AUD	3,759	0	(206)

GLM	10/2014		JPY	1,593,100	$		15,120	595	0

HUS	10/2014			660,700			6,169	145	0
	11/2014		RUB	391,400			10,300	457	0
	11/2014	$		13,212		EUR	10,365	0	(118)

JPM	10/2014			28,229		JPY	3,072,700	0	(212)
	10/2014			219		ZAR	2,378	0	(8)
	10/2014		ZAR	30,148	$		2,747	81	0
	11/2014		JPY	3,072,700			28,235	213	0
	11/2014	$		3,405		GBP	2,087	0	(22)
	11/2014			10,300		RUB	391,400	0	(457)
	01/2015		BRL	15,304	$		6,387	291	0

MSC	10/2014		EUR	101,713			134,250	5,782	0
	10/2014		GBP	31,883			52,879	1,192	0

RBC	10/2014	$		2,560		GBP	1,589	16	0

UAG	10/2014		BRL	4,069	$		1,731	69	0
	10/2014	$		1,780		BRL	4,069	0	(118)
	10/2014			143,047		EUR	111,843	0	(1,784)
	11/2014		EUR	111,843	$		143,077	1,783	0
	11/2014	$		1,716		BRL	4,069	0	(69)

Total Forward Foreign Currency Contracts								$11,887	$(3,444)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC USD versus JPY	JPY	95.000	12/03/2014	$	6,900	$2	$1

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC EURO STOXX 50 Index	3,425.000	12/19/2014	EUR	3	$113	$77

FBF	Call - OTC EURO STOXX 50 Index	3,600.000	12/20/2019		7	2,566	2,436

						$2,679	$2,513

Total Purchased Options						$2,681	$2,514

82	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014	$	1,500	$(2)	$(2)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		10,300	(19)	(9)

CBK	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014		1,500	(2)	(2)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		10,300	(20)	(11)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		9,600	(20)	(9)

GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		1,600	(2)	(3)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	12/17/2014	EUR	21,100	(52)	(31)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014		32,800	(61)	(29)

JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014	$	6,900	(15)	(8)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		17,300	(30)	(15)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	9,000	(16)	(8)

							$(239)	$(127)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD	$	1.350	12/03/2014	EUR 5,200	$(19)	$(1)

JPM	Call - OTC USD versus INR	INR	65.900	03/19/2015	$ 11,400	(111)	(141)

UAG	Call - OTC USD versus INR		66.150	03/19/2015	11,400	(109)	(132)

						$(239)	$(274)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC EURO STOXX 50 Index	3,100.000	12/19/2014	EUR	3	$(190)	$(240)

FBF	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019		7	(2,692)	(2,635)

						$(2,882)	$(2,875)

Total Written Options						$(3,360)	$(3,276)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premiums
Balance at Beginning of Period	0	$417,000	EUR 304,275	$(2,763)
Sales	7,546	205,600	251,310	(5,841)
Closing Buys	(1,524)	(26,800)	0	720
Expirations	0	(514,000)	(441,275)	3,765
Exercised	0	0	(46,200)	40

Balance at End of Period	6,022	$81,800	EUR 68,110	$(4,079)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	AutoZone, Inc.	(1.320%	)	09/20/2018	0.352%	$ 1,100	$0	$(42)	$0	$(42)
	Pearson Dollar Finance PLC	(1.000%	)	06/20/2018	0.435%	1,000	(25)	4	0	(21)

FBF	Rohm & Haas Co.	(1.850%	)	09/20/2017	0.172%	3,000	0	(151)	0	(151)

GST	Embarq Corp.	(1.000%	)	06/20/2016	0.292%	2,700	(19)	(15)	0	(34)

JPM	Embarq Corp.	(1.550%	)	06/20/2016	0.295%	3,000	0	(66)	0	(66)

							$(44)	$(270)	$0	$(314)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	83

Schedule of Investments PIMCO Floating Income Fund (Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	China Government International Bond	1.000%	09/20/2016	0.342%	$	2,900	$15	$23	$38	$0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.707%		2,000	358	(5)	353	0
	Lafarge S.A.	1.000%	03/20/2018	0.627%	EUR	7,200	(640)	759	119	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%	$	2,300	19	(2)	17	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		43,520	(161)	717	556	0
	New York State General Obligation Bonds, Series 2005	1.850%	03/20/2021	0.508%		1,900	0	153	153	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.864%		1,900	35	102	137	0
	NRG Energy, Inc.	5.000%	06/20/2017	1.461%		900	(92)	178	86	0

BPS	Brazil Government International Bond	1.000%	09/20/2017	1.167%		1,700	(32)	24	0	(8)
	China Government International Bond	1.000%	09/20/2015	0.223%		1,000	9	(1)	8	0
	Frontier Communications Corp.	5.000%	06/20/2019	2.891%		3,775	(444)	793	349	0
	Jaguar Land Rover PLC	5.000%	03/20/2018	1.242%	EUR	4,700	524	247	771	0
	NRG Energy, Inc.	5.000%	09/20/2016	0.939%	$	1,000	(10)	91	81	0
	Philippines Government International Bond	1.000%	09/20/2015	0.205%		5,000	(114)	154	40	0
	South Africa Government International Bond	1.000%	06/20/2017	1.242%		4,900	(137)	106	0	(31)

BRC	BMW U.S. Capital LLC	1.000%	09/20/2015	0.094%		2,000	4	14	18	0
	Brazil Government International Bond	1.000%	06/20/2017	1.107%		2,000	(49)	44	0	(5)
	China Government International Bond	1.000%	09/20/2015	0.223%		2,000	19	(3)	16	0
	China Government International Bond	1.000%	09/20/2016	0.342%		7,000	36	57	93	0
	Community Health Systems, Inc.	5.000%	06/20/2019	2.768%		200	14	5	19	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.707%		1,900	346	(11)	335	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2019	0.984%		800	150	9	159	0
	General Motors Co.	5.000%	06/20/2016	0.759%		800	77	(17)	60	0
	Indonesia Government International Bond	1.000%	06/20/2022	2.153%		300	(35)	12	0	(23)
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		1,100	9	(1)	8	0
	Philippines Government International Bond	1.000%	06/20/2021	1.241%		3,000	(83)	40	0	(43)
	Schaeffler Finance BV	5.000%	03/20/2018	1.498%	EUR	7,300	620	489	1,109	0
	Seagate Technology HDD Holdings	5.000%	03/20/2018	0.881%	$	400	27	30	57	0
	Seagate Technology HDD Holdings	5.000%	06/20/2018	0.936%		300	18	27	45	0
	South Africa Government International Bond	1.000%	06/20/2017	1.242%		1,950	(71)	59	0	(12)
	South Africa Government International Bond	1.000%	09/20/2017	1.317%		9,780	(292)	204	0	(88)
	Volkswagen International Finance NV	1.000%	09/20/2015	0.134%		3,000	(19)	45	26	0

CBK	Brazil Government International Bond	1.000%	09/20/2017	1.167%		4,380	(97)	77	0	(20)
	Brazil Government International Bond	1.000%	06/20/2018	1.358%		8,300	(117)	12	0	(105)
	California State General Obligation Bonds, Series 2003	3.050%	12/20/2020	0.551%		6,000	0	870	870	0
	China Government International Bond	1.000%	09/20/2015	0.223%		500	5	(1)	4	0
	Colombia Government International Bond	1.000%	03/20/2016	0.394%		1,400	(10)	23	13	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.171%		1,000	(1)	13	12	0
	Indonesia Government International Bond	1.000%	06/20/2022	2.153%		100	(12)	5	0	(7)
	Indonesia Government International Bond	1.000%	06/20/2023	2.244%		7,600	(699)	21	0	(678)
	Italy Government International Bond	1.000%	12/20/2016	0.546%		19,300	(242)	441	199	0
	Philippines Government International Bond	1.000%	09/20/2015	0.205%		11,700	(262)	356	94	0
	South Africa Government International Bond	1.000%	06/20/2017	1.242%		1,400	(43)	34	0	(9)
	South Africa Government International Bond	1.000%	09/20/2017	1.317%		2,550	(43)	20	0	(23)
	Turkey Government International Bond	1.000%	03/20/2015	0.754%		6,200	(174)	183	9	0
	United Kingdom Gilt	1.000%	06/20/2015	0.031%		700	7	(1)	6	0
	United Kingdom Gilt	1.000%	06/20/2016	0.051%		1,300	16	6	22	0
	Venezuela Government International Bond	5.000%	09/20/2017	18.809%		934	(141)	(121)	0	(262)
	Volkswagen International Finance NV	1.000%	09/20/2015	0.134%		3,600	2	30	32	0

DUB	Australia & New Zealand Banking Group Ltd.	1.000%	03/20/2018	0.303%		6,000	19	126	145	0
	Brazil Government International Bond	1.000%	06/20/2017	1.107%		1,350	(47)	44	0	(3)
	Brazil Government International Bond	1.000%	06/20/2018	1.358%		8,600	(129)	21	0	(108)
	California State General Obligation Bonds, Series 2003	2.650%	03/20/2021	0.566%		1,800	0	225	225	0
	France Government Bond	0.250%	09/20/2015	0.089%		300	(11)	11	0	0
	France Government Bond	0.250%	03/20/2016	0.113%		4,200	(149)	158	9	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.298%		12,300	(544)	399	0	(145)
	New Jersey State General Obligation Bonds, Series 2001	2.000%	03/20/2021	1.014%		7,300	0	414	414	0

84	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	NRG Energy, Inc.	5.000%	06/20/2016	0.864%	$	6,600	$95	$383	$478	$0
	Qatar Government International Bond	1.000%	03/20/2016	0.226%		400	(3)	8	5	0
	South Africa Government International Bond	1.000%	06/20/2017	1.242%		4,530	(162)	134	0	(28)
	South Africa Government International Bond	1.000%	09/20/2017	1.317%		3,750	(137)	103	0	(34)
	Venezuela Government International Bond	5.000%	06/20/2017	19.095%		4,600	(381)	(860)	0	(1,241)
	Venezuela Government International Bond	5.000%	09/20/2017	18.809%		16,605	(2,569)	(2,093)	0	(4,662)

FBF	Canadian Natural Resources Ltd.	1.000%	09/20/2017	0.276%		4,900	(155)	261	106	0
	Colombia Government International Bond	1.000%	03/20/2016	0.394%		700	4	2	6	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		5,000	(97)	132	35	0
	NRG Energy, Inc.	5.000%	06/20/2015	0.358%		300	(5)	15	10	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.864%		1,900	31	106	137	0
	South Africa Government International Bond	1.000%	12/20/2020	2.137%		1,325	(51)	(33)	0	(84)
	United Kingdom Gilt	1.000%	09/20/2015	0.033%		500	5	0	5	0
	Univision Communications, Inc.	5.000%	09/20/2019	1.232%		5,800	(638)	1,679	1,041	0

GST	Anadarko Petroleum Corp.	1.000%	06/20/2017	0.400%		2,300	(74)	112	38	0
	Bank of America Corp.	1.000%	03/20/2018	0.562%		10,000	(105)	257	152	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2015	0.118%		1,000	(30)	39	9	0
	Brazil Government International Bond	1.000%	06/20/2017	1.107%		2,650	(65)	58	0	(7)
	Brazil Government International Bond	1.000%	09/20/2017	1.167%		2,050	(49)	39	0	(10)
	Comcast Corp.	1.000%	06/20/2021	0.583%		9,900	(317)	580	263	0
	Community Health Systems, Inc.	5.000%	06/20/2019	2.768%		1,100	91	17	108	0
	Connecticut State General Obligation Notes, Series 2007	1.600%	03/20/2021	0.996%		10,000	0	350	350	0
	France Government Bond	0.250%	03/20/2016	0.113%		8,200	(274)	292	18	0
	MetLife, Inc.	1.000%	09/20/2015	0.122%		3,500	(203)	234	31	0
	New Jersey State General Obligation Bonds, Series 2001	1.970%	03/20/2021	1.014%		2,000	0	110	110	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.864%		7,000	145	362	507	0
	NRG Energy, Inc.	5.000%	06/20/2017	1.461%		3,900	(394)	768	374	0
	South Africa Government International Bond	1.000%	06/20/2017	1.242%		17,200	(683)	576	0	(107)
	South Africa Government International Bond	1.000%	09/20/2017	1.317%		3,075	(88)	60	0	(28)
	South Africa Government International Bond	1.000%	03/20/2020	1.991%		2,000	(123)	23	0	(100)
	Univision Communications, Inc.	5.000%	09/20/2019	1.232%		650	(72)	188	116	0
	Valeant Pharmaceuticals International	5.000%	06/20/2016	0.976%		3,200	(50)	276	226	0
	Windstream Corp.	5.000%	12/20/2017	1.589%		2,300	81	167	248	0

HUS	Brazil Government International Bond	1.000%	09/20/2017	1.167%		4,850	(105)	83	0	(22)
	Brazil Government International Bond	1.000%	06/20/2018	1.358%		3,300	(62)	21	0	(41)
	China Government International Bond	1.000%	09/20/2015	0.223%		400	4	(1)	3	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.171%		1,000	(9)	21	12	0
	Italy Government International Bond	1.000%	12/20/2016	0.546%		15,400	(189)	347	158	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		4,500	36	(3)	33	0
	Qatar Government International Bond	1.000%	03/20/2016	0.226%		400	(4)	8	4	0
	South Africa Government International Bond	1.000%	06/20/2017	1.242%		4,455	(171)	144	0	(27)
	South Africa Government International Bond	1.000%	09/20/2017	1.317%		8,434	(226)	150	0	(76)
	Spain Government International Bond	1.000%	12/20/2016	0.452%		45,700	(138)	705	567	0
	Venezuela Government International Bond	5.000%	06/20/2017	19.095%		7,780	(946)	(1,153)	0	(2,099)
	Venezuela Government International Bond	5.000%	09/20/2017	18.809%		8,525	(1,255)	(1,138)	0	(2,393)

JPM	Brazil Government International Bond	1.000%	12/20/2017	1.218%		1,000	0	(7)	0	(7)
	France Government Bond	0.250%	09/20/2015	0.089%		100	(4)	4	0	0
	Philippines Government International Bond	1.000%	06/20/2021	1.241%		14,000	(337)	133	0	(204)
	South Africa Government International Bond	1.000%	06/20/2017	1.242%		3,750	(105)	81	0	(24)
	South Africa Government International Bond	1.000%	09/20/2017	1.317%		3,525	(54)	22	0	(32)

MYC	Brazil Government International Bond	1.000%	06/20/2017	1.107%		3,400	(111)	102	0	(9)
	Brazil Government International Bond	1.000%	09/20/2017	1.167%		2,500	(43)	31	0	(12)
	Brazil Government International Bond	1.000%	06/20/2018	1.358%		6,100	(117)	40	0	(77)
	China Government International Bond	1.000%	09/20/2015	0.223%		1,100	9	0	9	0
	China Government International Bond	1.000%	09/20/2016	0.342%		5,000	25	42	67	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.171%		2,000	(10)	35	25	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.185%		1,000	(8)	22	14	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.707%		1,400	252	(5)	247	0
	France Government Bond	0.250%	09/20/2016	0.138%		1,100	(52)	54	2	0
	New Jersey State General Obligation Bonds, Series 2001	2.000%	03/20/2021	1.014%		2,400	0	136	136	0
	New York State General Obligation Bonds, Series 2005	1.950%	12/20/2020	0.489%		6,000	0	510	510	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.942%		1,300	(45)	46	1	0
	Philippines Government International Bond	1.000%	09/20/2015	0.205%		9,000	(176)	248	72	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	85

Schedule of Investments PIMCO Floating Income Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Qatar Government International Bond	1.000%	03/20/2016	0.226%	$	800	$(6)	$16	$10	$0
	South Africa Government International Bond	1.000%	12/20/2020	2.137%		2,760	(90)	(85)	0	(175)

RYL	China Government International Bond	1.000%	09/20/2015	0.223%		2,600	24	(4)	20	0

UAG	Brazil Government International Bond	1.000%	06/20/2017	1.107%		6,775	(129)	111	0	(18)
	Brazil Government International Bond	1.000%	09/20/2017	1.167%		5,256	(156)	132	0	(24)
	MetLife, Inc.	1.000%	09/20/2015	0.122%		3,900	(231)	265	34	0
	NRG Energy, Inc.	5.000%	06/20/2015	0.358%		800	(13)	41	28	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.864%		900	17	49	66	0
	South Africa Government International Bond	1.000%	06/20/2017	1.242%		9,440	(265)	207	0	(58)
	Sprint Communications, Inc.	1.000%	09/20/2017	1.690%		800	(121)	105	0	(16)

							$(13,655)	$13,568	$13,098	$(13,185)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
BPS	CDX.EM-17 5-Year Index	5.000%	06/20/2017	$8,977	$ 1,044	$(436)	$608	$0

BRC	CDX.EM ex-Europe-18 5-Year Index	5.000%	12/20/2017	1,786	223	(93)	130	0

GST	CDX.EM-17 5-Year Index	5.000%	06/20/2017	6,674	914	(462)	452	0

					$ 2,181	$(991)	$1,190	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	10,900	$9	$(343)	$0	$(334)

TOTAL RETURN SWAPS ON CONVERTIBLE SECURITIES

Counterparty	Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	6,736	Not Applicable, Fully Funded	02/11/2015	$1,020	$1,020	$603	$1,623	$0
	Receive	OGX Petroleo e Gas Participaceos S.A.	5,533	Not Applicable, Fully Funded	04/11/2015	838	838	(2)	836	0

							$1,858	$601	$2,459	$0

Total Swap Agreements							$(9,651)	$12,565	$16,747	$(13,833)

86	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(l)	Securities with an aggregate market value of $6,977 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$382	$0	$1,459	$1,841	$(381)	$(12)	$0	$(393)	$1,448	$(1,530)	$(82)
BPS	236	77	1,857	2,170	0	(240)	(39)	(279)	1,891	(1,860)	31
BRC	145	0	2,075	2,220	(54)	0	(171)	(225)	1,995	(2,110)	(115)
CBK	388	1	1,261	1,650	(15)	(22)	(1,104)	(1,141)	509	(500)	9
DUB	112	0	3,735	3,847	(206)	0	(6,284)	(6,490)	(2,643)	3,628	985
FBF	0	2,436	1,340	3,776	0	(2,635)	(235)	(2,870)	906	(820)	86
GLM	595	0	0	595	0	0	(334)	(334)	261	0	261
GST	0	0	3,002	3,002	0	(63)	(286)	(349)	2,653	(2,570)	83
HUS	602	0	777	1,379	(118)	0	(4,658)	(4,776)	(3,397)	2,960	(437)
JPM	585	0	0	585	(699)	(172)	(333)	(1,204)	(619)	390	(229)
MSB	6,974	0	0	6,974	0	0	0	0	6,974	(6,210)	764
MYC	0	0	1,093	1,093	0	0	(273)	(273)	820	(1,160)	(340)
RBC	16	0	0	16	0	0	0	0	16	0	16
RYL	0	0	20	20	0	0	0	0	20	(40)	(20)
UAG	1,852	0	128	1,980	(1,971)	(132)	(116)	(2,219)	(239)	0	(239)

Total Over the Counter	$11,887	$2,514	$16,747	$31,148	$(3,444)	$(3,276)	$(13,833)	$(20,553)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$7	$7
Futures	0	0	0	0	322	322
Swap Agreements	0	86	0	0	379	465

	$0	$86	$0	$0	$708	$794

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,887	$0	$11,887
Purchased Options	0	0	2,513	1	0	2,514
Swap Agreements	0	14,288	2,459	0	0	16,747

	$0	$14,288	$4,972	$11,888	$0	$31,148

	$0	$14,374	$4,972	$11,888	$708	$31,942

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$969	$0	$0	$969
Futures	0	0	0	0	190	190
Swap Agreements	0	52	0	0	37	89

	$0	$52	$969	$0	$227	$1,248

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,444	$0	$3,444
Written Options	0	127	2,875	274	0	3,276
Swap Agreements	0	13,499	0	0	334	13,833

	$0	$13,626	$2,875	$3,718	$334	$20,553

	$0	$13,678	$3,844	$3,718	$561	$21,801

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	87

Schedule of Investments PIMCO Floating Income Fund (Cont.)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(3)	$(3)
Written Options	0	0	248	0	0	248
Futures	0	0	180	0	(8,493)	(8,313)
Swap Agreements	0	1,470	0	0	(11,941)	(10,471)

	$0	$1,470	$428	$0	$(20,437)	$(18,539)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,803	$0	$3,803
Purchased Options	0	0	0	247	0	247
Written Options	0	1,594	0	1,565	717	3,876
Swap Agreements	0	16,276	0	0	4,732	21,008

	$0	$17,870	$0	$5,615	$5,449	$28,934

	$0	$19,340	$428	$5,615	$(14,988)	$10,395

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$3	$3
Written Options	0	0	(250)	0	0	(250)
Futures	0	0	0	0	(2,510)	(2,510)
Swap Agreements	0	(1,334)	0	0	(8,399)	(9,733)

	$0	$(1,334)	$(250)	$0	$(10,906)	$(12,490)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,361	$0	$11,361
Purchased Options	0	0	(166)	(2)	0	(168)
Written Options	0	(549)	7	(524)	(261)	(1,327)
Swap Agreements	0	(11,961)	601	0	(2,669)	(14,029)

	$0	$(12,510)	$442	$10,835	$(2,930)	$(4,163)

	$0	$(13,844)	$192	$10,835	$(13,836)	$(16,653)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$117,151	$4,994	$122,145
Corporate Bonds & Notes
Banking & Finance	0	293,325	1,500	294,825
Industrials	0	190,169	1,521	191,690
Utilities	0	161,049	2,707	163,756
Municipal Bonds & Notes
Texas	0	3,656	0	3,656
U.S. Government Agencies	0	703	0	703
Mortgage-Backed Securities	0	140,648	980	141,628
Asset-Backed Securities	0	47,652	5,465	53,117
Sovereign Issues	0	68,469	0	68,469
Common Stocks
Consumer Discretionary	6,104	0	0	6,104
Energy	18,543	0	0	18,543
Financials	5,091	0	0	5,091
Industrials	2,428	0	0	2,428
Utilities	1,715	0	0	1,715
Preferred Securities
Banking & Finance	0	1,509	0	1,509
Real Estate Investment Trusts
Financials	7,167	0	0	7,167
Short-Term Instruments
Repurchase Agreements	0	3,096	0	3,096
U.S. Treasury Bills	0	25,803	0	25,803
	$41,048	$1,053,230	$17,167	$1,111,445

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$74,341	$0	$0	$74,341

Total Investments	$115,389	$1,053,230	$17,167	$1,185,786

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	322	472	0	794
Over the counter	0	28,689	2,459	31,148
	$322	$29,161	$2,459	$31,942

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(190)	(1,058)	0	(1,248)
Over the counter	0	(20,553)	0	(20,553)
	$(190)	$(21,611)	$0	$(21,801)

Totals	$115,521	$1,060,780	$19,626	$1,195,927

88	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2014 (2)
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,030	$(70)	$57	$0	$(23)	$0	$0	$4,994	$(23)
Corporate Bonds & Notes
Banking & Finance	22,392	7,124	(12,755)	(8)	368	(57)	0	(15,564)	1,500	29
Industrials	17,932	0	(14,893)	(21)	1,001	(1,684)	0	(814)	1,521	6
Utilities	2,708	0	0	0	0	(1)	0	0	2,707	(1)
Mortgage-Backed Securities	0	0	0	0	0	0	980	0	980	0
Asset-Backed Securities	10,080	(4,534)	(259)	11	12	155	0	0	5,465	215

	$53,112	$7,620	$(27,977)	$39	$1,381	$(1,610)	$980	$(16,378)	$17,167	$226

Financial Derivative Instruments - Assets
Over the counter	1,360	838	0	0	0	487	0	(226)	2,459	577

Totals	$54,472	$8,458	$(27,977)	$39	$1,381	$(1,123)	$980	$(16,604)	$19,626	$803

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$4,400	Benchmark Pricing	Base Price	101.50
	594	Third-Party Vendor	Broker Quote	83.00
Corporate Bonds & Notes
Banking & Finance	375	Benchmark Pricing	Base Price	100.00
	1,125	Other Valuation Techniques (3)	Liquidity Discount	100.00
Industrials	1,521	Third Party Vendor	Broker Quote	106.50-117.00
Utilities	2,707	Benchmark Pricing	Base Price	94.05-107.00
Mortgage-Backed Securities	980	Third-Party Vendor	Broker Quote	97.00
Asset-Backed Securities	5,465	Benchmark Pricing	Base Price	106.00

Financial Derivative Instruments - Assets
Over the counter	2,459	Indicative Market Quotation	Broker Quote	99.77-159.06

Total	$19,626

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	89

Schedule of Investments PIMCO High Yield Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%

BANK LOAN OBLIGATIONS 2.5%
Burger King Corp.
TBD% due 09/04/2015		$52,750	$52,497
CBS Outdoor Americas Capital LLC
TBD% due 07/29/2015		69,250	68,644
CDRH Parent, Inc.
5.250% due 07/01/2021		500	497
9.000% due 07/01/2022		2,000	1,950
Dollar Tree Stores, Inc.
TBD% due 08/06/2015		67,500	67,055
Dynegy Holdings, Inc.
TBD% due 09/15/2015		33,250	33,008
Gates Global, Inc.
4.250% due 07/03/2021		5,500	5,416
Getty Images, Inc.
4.750% due 10/18/2019		12,260	11,246
MPH Acquisition Holdings LLC
4.000% due 03/31/2021		8,432	8,248
Signode Industrial Group U.S., Inc.
4.000% due 05/01/2021		2,644	2,620
Sun Products Corp.
5.500% due 03/23/2020		6,543	6,194
Syniverse Holdings, Inc.
4.000% due 04/23/2019		3,878	3,815

Total Bank Loan Obligations (Cost $262,553)			261,190

CORPORATE BONDS & NOTES 97.0%

BANKING & FINANCE 11.9%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		10,000	10,400
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		18,600	18,065
4.500% due 05/15/2021		42,500	41,278
Ally Financial, Inc.
2.434% due 12/01/2014		1,725	1,727
5.125% due 09/30/2024		7,000	6,878
6.250% due 12/01/2017		15,000	16,125
7.500% due 09/15/2020		44,250	51,109
8.000% due 03/15/2020		25,000	29,187
8.000% due 11/01/2031		21,515	26,934
Ausdrill Finance Pty. Ltd.
6.875% due 11/01/2019		4,250	3,942
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (e)	EUR	10,200	13,593
9.000% due 05/09/2018 (e)		$10,000	10,650
Bank of America Corp.
6.250% due 09/05/2024 (e)		11,750	11,735
Barclays Bank PLC
7.625% due 11/21/2022		3,300	3,552
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	5,000	6,078
6.625% due 09/15/2019 (e)		$5,000	4,736
8.000% due 12/15/2020 (e)	EUR	10,100	13,331
8.250% due 12/15/2018 (e)		$10,000	10,282
CBRE Services, Inc.
5.000% due 03/15/2023		17,500	17,411
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (b)		10,000	9,500
CIT Group, Inc.
5.000% due 08/15/2022 (h)		65,000	65,406
5.000% due 08/01/2023		15,000	14,925
5.250% due 03/15/2018		10,000	10,325
5.500% due 02/15/2019		30,000	31,406

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		$17,000	$17,552
Credit Agricole S.A.
6.500% due 06/23/2021 (e)	EUR	2,500	3,193
6.625% due 09/23/2019 (e)		$7,500	7,165
7.875% due 01/23/2024 (e)		48,300	48,934
8.125% due 10/26/2019 (e)	GBP	700	1,297
8.375% due 10/13/2019 (e)		$4,773	5,515
Credit Suisse
6.500% due 08/08/2023		10,500	11,446
Credit Suisse Group AG
6.250% due 12/18/2024 (e)		33,500	32,512
7.500% due 12/11/2023 (e)		7,222	7,601
Crown Castle International Corp.
4.875% due 04/15/2022		10,000	9,744
5.250% due 01/15/2023		34,750	34,576
Denali Borrower LLC
5.625% due 10/15/2020		20,000	20,625
E*TRADE Financial Corp.
6.375% due 11/15/2019		27,250	28,749
General Motors Financial Co., Inc.
3.250% due 05/15/2018		20,250	20,503
4.250% due 05/15/2023		25,000	25,156
4.375% due 09/25/2021		8,750	8,958
6.750% due 06/01/2018		2,000	2,236
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	10,045	17,184
HBOS PLC
6.000% due 11/01/2033 (h)		$3,510	3,920
Hockey Merger Sub, Inc.
7.875% due 10/01/2021		28,500	29,319
HSBC Holdings PLC
6.375% due 09/17/2024 (e)		18,000	18,000
ILFC E-Capital Trust
6.250% due 12/21/2065		15,250	15,021
International Lease Finance Corp.
6.250% due 05/15/2019		12,250	13,169
7.125% due 09/01/2018		5,000	5,638
8.250% due 12/15/2020		7,100	8,414
8.750% due 03/15/2017		10,000	11,175
Intesa Sanpaolo SpA
5.017% due 06/26/2024		13,650	13,288
iStar Financial, Inc.
4.000% due 11/01/2017		850	829
5.000% due 07/01/2019		14,250	13,787
Jefferies Finance LLC
6.875% due 04/15/2022		10,000	9,900
7.375% due 04/01/2020		25,000	25,687
LBG Capital PLC
7.625% due 12/09/2019	GBP	900	1,529
7.625% due 10/14/2020	EUR	1,300	1,792
8.500% due 12/17/2021 (e)		$3,700	4,002
9.125% due 07/15/2020	GBP	2,500	4,334
15.000% due 12/21/2019		9,350	21,524
15.000% due 12/21/2019	EUR	600	1,140
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$5,000	7,375
Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)		45,889	47,380
Navient LLC
4.875% due 06/17/2019		11,100	11,128
5.500% due 01/25/2023		5,000	4,819
6.125% due 03/25/2024		17,000	16,617
8.000% due 03/25/2020		15,000	16,856
8.450% due 06/15/2018		20,000	22,550
Neuberger Berman Group LLC
5.625% due 03/15/2020		4,075	4,258

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.875% due 03/15/2022		$7,000	$7,473
Oxford Finance LLC
7.250% due 01/15/2018		3,500	3,658
Provident Funding Associates LP
6.750% due 06/15/2021		5,000	4,975
Regions Financial Corp.
7.375% due 12/10/2037		16,611	21,115
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024		23,800	23,435
7.648% due 09/30/2031 (e)		16,970	19,940
Societe Generale S.A.
6.000% due 01/27/2020 (e)		14,000	12,858
7.875% due 12/18/2023 (e)		20,000	20,005
Springleaf Finance Corp.
6.500% due 09/15/2017		3,000	3,165
6.900% due 12/15/2017		7,500	7,988
Stearns Holdings, Inc.
9.375% due 08/15/2020		5,000	5,150
Towergate Finance PLC
8.500% due 02/15/2018	GBP	2,200	3,424
10.500% due 02/15/2019		6,450	9,097
UniCredit SpA
8.000% due 06/03/2024 (e)		$8,000	7,974
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	3,500	5,880
6.000% due 04/15/2021		15,675	26,327

			1,247,436

INDUSTRIALS 75.7%
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022		$8,000	7,840
Accudyne Industries Borrower
7.750% due 12/15/2020		35,000	36,487
Activision Blizzard, Inc.
5.625% due 09/15/2021		10,000	10,425
6.125% due 09/15/2023		17,425	18,558
Actuant Corp.
5.625% due 06/15/2022		10,000	10,450
ADT Corp.
3.500% due 07/15/2022		37,500	32,531
4.125% due 06/15/2023		24,500	21,866
4.875% due 07/15/2042		10,200	8,504
6.250% due 10/15/2021		20,000	20,750
AECOM Technology Corp.
5.750% due 10/15/2022 (a)		5,525	5,594
5.875% due 10/15/2024 (a)		4,750	4,845
Aguila S.A.
7.875% due 01/31/2018		33,377	34,024
7.875% due 01/31/2018	CHF	13,650	14,584
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		$20,837	21,827
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		13,500	14,462
Alcoa, Inc.
5.125% due 10/01/2024		10,000	10,035
Aleris International, Inc.
7.625% due 02/15/2018		18,000	18,202
7.875% due 11/01/2020		11,000	11,000
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		45,000	46,350
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021		6,375	6,534
Alliance Data Systems Corp.
5.375% due 08/01/2022		8,500	8,266
Alliant Techsystems, Inc.
6.875% due 09/15/2020		10,000	10,800

90	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Allison Transmission, Inc.
7.125% due 05/15/2019		$10,000	$10,525
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (b)		16,500	16,191
Altice Financing S.A.
6.500% due 01/15/2022		14,750	15,156
Altice S.A.
7.750% due 05/15/2022		50,150	51,905
AMC Networks, Inc.
4.750% due 12/15/2022		20,000	19,850
7.750% due 07/15/2021		10,800	11,826
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		21,810	21,428
Amsted Industries, Inc.
5.000% due 03/15/2022		3,750	3,656
5.375% due 09/15/2024		15,000	14,625
Anixter, Inc.
5.125% due 10/01/2021		4,500	4,466
5.625% due 05/01/2019		4,000	4,225
Antero Resources Corp.
5.125% due 12/01/2022		12,500	12,172
Antero Resources Finance Corp.
5.375% due 11/01/2021		12,500	12,484
6.000% due 12/01/2020		3,500	3,579
ARAMARK Corp.
5.750% due 03/15/2020		20,000	20,600
Arch Coal, Inc.
7.000% due 06/15/2019		5,000	2,681
7.250% due 06/15/2021		12,500	6,094
Ardagh Packaging Finance PLC
7.000% due 11/15/2020		2,118	2,149
9.250% due 10/15/2020	EUR	10,000	13,578
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	8,500	15,297
Ashland, Inc.
3.875% due 04/15/2018		$2,500	2,519
4.750% due 08/15/2022		29,000	28,420
6.875% due 05/15/2043		12,500	13,094
Ashtead Capital, Inc.
6.500% due 07/15/2022		10,000	10,650
Associated Materials LLC
9.125% due 11/01/2017		15,000	14,756
Atwood Oceanics, Inc.
6.500% due 02/01/2020		3,000	3,090
Avaya, Inc.
7.000% due 04/01/2019		8,000	7,825
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021		14,250	15,354
Axiall Corp.
4.875% due 05/15/2023		8,000	7,710
B&G Foods, Inc.
4.625% due 06/01/2021		12,250	11,699
B/E Aerospace, Inc.
5.250% due 04/01/2022		20,000	21,650
6.875% due 10/01/2020		6,500	6,971
Ball Corp.
5.000% due 03/15/2022		12,750	12,877
Baytex Energy Corp.
5.125% due 06/01/2021		6,750	6,615
5.625% due 06/01/2024		7,500	7,228
Belden, Inc.
5.250% due 07/15/2024		4,000	3,850
5.500% due 09/01/2022		10,000	10,175
Berry Plastics Corp.
5.500% due 05/15/2022		15,000	14,456
9.750% due 01/15/2021		15,000	16,687

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Big Heart Pet Brands
7.625% due 02/15/2019		$14,038	$13,950
Biomet, Inc.
6.500% due 08/01/2020		42,500	45,156
6.500% due 10/01/2020 (h)		55,000	57,887
BMC Software Finance, Inc.
8.125% due 07/15/2021		17,750	17,129
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		8,000	7,400
Brakes Capital
7.125% due 12/15/2018	GBP	9,000	14,116
Bristow Group, Inc.
6.250% due 10/15/2022		$5,650	5,883
Building Materials Corp. of America
6.750% due 05/01/2021		32,750	34,387
7.500% due 03/15/2020		10,000	10,500
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		10,262	10,775
Cablevision Systems Corp.
5.875% due 09/15/2022		4,000	3,885
8.000% due 04/15/2020		3,775	4,167
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020		8,000	6,220
Calcipar S.A.
6.875% due 05/01/2018		3,000	3,105
California Resources Corp.
5.500% due 09/15/2021 (a)		10,000	10,163
6.000% due 11/15/2024 (a)		26,250	27,037
Capella Healthcare, Inc.
9.250% due 07/01/2017		16,000	16,680
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)		20,650	20,637
Carlson Travel Holdings, Inc. (7.500% Cash or 8.250% PIK)
7.500% due 08/15/2019 (b)		2,500	2,531
Carlson Wagonlit BV
6.875% due 06/15/2019		13,800	14,524
Cascades, Inc.
5.500% due 07/15/2022		3,000	2,921
Case New Holland Industrial, Inc.
7.875% due 12/01/2017		20,000	22,325
Catamaran Corp.
4.750% due 03/15/2021		11,000	10,608
CBS Outdoor Americas Capital LLC
5.250% due 02/15/2022		4,000	4,005
5.625% due 02/15/2024		6,750	6,784
5.875% due 03/15/2025 (a)		4,250	4,282
CCO Holdings LLC
5.125% due 02/15/2023		20,000	19,275
5.250% due 03/15/2021		9,000	8,854
5.250% due 09/30/2022		30,000	29,475
5.750% due 09/01/2023		10,000	9,988
6.625% due 01/31/2022		12,000	12,645
7.000% due 01/15/2019		5,000	5,206
7.375% due 06/01/2020		5,000	5,300
Cedar Fair LP
5.375% due 06/01/2024		7,500	7,284
Celanese U.S. Holdings LLC
5.875% due 06/15/2021		7,000	7,490
6.625% due 10/15/2018		3,000	3,103
Cequel Communications Holdings LLC
5.125% due 12/15/2021		23,000	22,109
6.375% due 09/15/2020		25,250	26,102
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	16,000	21,927
CHC Helicopter S.A.
9.250% due 10/15/2020		$15,075	16,130

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chemtura Corp.
5.750% due 07/15/2021		$6,250	$6,219
Chesapeake Energy Corp.
4.875% due 04/15/2022		25,000	25,250
5.750% due 03/15/2023		20,000	21,406
6.625% due 08/15/2020		8,500	9,418
7.250% due 12/15/2018		5,000	5,725
Cimarex Energy Co.
4.375% due 06/01/2024		7,750	7,810
5.875% due 05/01/2022		4,000	4,320
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		54,050	55,345
7.625% due 03/15/2020		40,375	42,013
CNH Industrial Capital LLC
3.375% due 07/15/2019		5,000	4,738
Columbus International, Inc.
7.375% due 03/30/2021		10,000	10,438
Columbus McKinnon Corp.
7.875% due 02/01/2019		1,050	1,108
CommScope Holding Co., Inc. (6.625% Cash or 7.375% PIK)
6.625% due 06/01/2020 (b)		3,750	3,881
CommScope, Inc.
5.000% due 06/15/2021		8,500	8,373
5.500% due 06/15/2024		9,250	9,134
Community Health Systems, Inc.
5.125% due 08/15/2018		8,000	8,240
5.125% due 08/01/2021		19,500	19,549
6.875% due 02/01/2022		35,000	36,662
7.125% due 07/15/2020		18,675	19,795
8.000% due 11/15/2019		4,000	4,281
Concho Resources, Inc.
5.500% due 04/01/2023		6,250	6,531
6.500% due 01/15/2022		31,000	33,092
CONSOL Energy, Inc.
5.875% due 04/15/2022		10,000	9,888
Constellation Brands, Inc.
4.250% due 05/01/2023		22,500	22,022
6.000% due 05/01/2022		17,250	18,889
7.250% due 05/15/2017		5,000	5,572
Constellium NV
5.750% due 05/15/2024		3,900	3,920
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		364	384
7.566% due 09/15/2021		238	249
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		27,500	27,998
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		42,000	44,520
10.875% due 12/15/2018	EUR	5,400	7,366
Cott Beverages, Inc.
5.375% due 07/01/2022		$8,000	7,760
CPG Merger Sub LLC
8.000% due 10/01/2021		1,000	1,018
Crimson Merger Sub, Inc.
6.625% due 05/15/2022 (h)		73,000	66,612
Crown Americas LLC
4.500% due 01/15/2023		12,000	11,400
6.250% due 02/01/2021		6,000	6,330
CSC Holdings LLC
5.250% due 06/01/2024		5,000	4,813
6.750% due 11/15/2021		20,100	21,486
7.625% due 07/15/2018		10,000	11,213
8.625% due 02/15/2019		10,000	11,503
CST Brands, Inc.
5.000% due 05/01/2023		10,000	9,800
Darling Ingredients, Inc.
5.375% due 01/15/2022		12,000	12,165

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	91

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DaVita HealthCare Partners, Inc.
5.125% due 07/15/2024	$39,500	$38,883
5.750% due 08/15/2022	36,000	37,440
Dell, Inc.
5.400% due 09/10/2040	4,450	3,961
5.875% due 06/15/2019	12,000	12,660
6.500% due 04/15/2038	2,730	2,607
7.100% due 04/15/2028	1,405	1,458
Denbury Resources, Inc.
4.625% due 07/15/2023	9,750	9,068
Digicel Group Ltd.
7.125% due 04/01/2022	21,750	21,761
8.250% due 09/30/2020	27,100	28,051
Digicel Ltd.
7.000% due 02/15/2020	3,000	3,105
8.250% due 09/01/2017	12,000	12,286
DineEquity, Inc.
9.500% due 10/30/2018	18,540	19,537
DISH DBS Corp.
5.000% due 03/15/2023	25,000	24,047
5.875% due 07/15/2022	35,000	35,787
6.750% due 06/01/2021	22,500	24,244
7.875% due 09/01/2019	15,000	16,987
DJO Finance LLC
7.750% due 04/15/2018	22,200	22,422
8.750% due 03/15/2018	5,000	5,300
9.750% due 10/15/2017	10,000	10,200
9.875% due 04/15/2018	7,050	7,420
Dresser-Rand Group, Inc.
6.500% due 05/01/2021	12,500	13,531
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	15,000	14,362
Eagle Spinco, Inc.
4.625% due 02/15/2021	30,000	28,950
Endo Finance LLC
5.750% due 01/15/2022	30,000	29,700
Endo Finance LLC & Endo Finco, Inc.
5.375% due 01/15/2023	21,950	21,017
7.000% due 07/15/2019	7,000	7,359
7.000% due 12/15/2020	8,000	8,390
7.250% due 01/15/2022	2,230	2,358
EnPro Industries, Inc.
5.875% due 09/15/2022	10,050	10,238
Envision Healthcare Corp.
5.125% due 07/01/2022	21,000	20,737
Era Group, Inc.
7.750% due 12/15/2022	12,000	12,660
First Data Corp.
6.750% due 11/01/2020	18,680	19,847
7.375% due 06/15/2019	16,250	17,123
8.250% due 01/15/2021	35,000	37,275
12.625% due 01/15/2021	25,000	30,000
First Quality Finance Co., Inc.
4.625% due 05/15/2021	30,000	28,125
First Quantum Minerals Ltd.
6.750% due 02/15/2020	12,630	12,914
7.000% due 02/15/2021	14,341	14,610
7.250% due 05/15/2022	12,500	12,812
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	28,000	28,595
8.250% due 11/01/2019	15,000	15,562
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	4,750	5,024
5.875% due 01/31/2022	13,250	14,111
FTS International, Inc.
6.250% due 05/01/2022	7,500	7,406

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GameStop Corp.
5.500% due 10/01/2019	$2,250	$2,233
Gannett Co., Inc.
4.875% due 09/15/2021	3,500	3,395
5.500% due 09/15/2024	8,500	8,394
Gardner Denver, Inc.
6.875% due 08/15/2021	75,000	75,562
Gates Global LLC
6.000% due 07/15/2022	35,000	33,075
General Cable Corp.
5.750% due 10/01/2022	19,500	18,232
Geo Group, Inc.
5.125% due 04/01/2023	8,600	8,321
6.625% due 02/15/2021	5,000	5,275
Getty Images, Inc.
7.000% due 10/15/2020	25,000	18,562
GLP Capital LP
5.375% due 11/01/2023	14,750	15,119
Griffon Corp.
5.250% due 03/01/2022	17,000	16,256
Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022	19,900	19,701
Gulfport Energy Corp.
7.750% due 11/01/2020	5,000	5,238
H&E Equipment Services, Inc.
7.000% due 09/01/2022	7,000	7,508
HCA Holdings, Inc.
6.250% due 02/15/2021	15,000	15,750
7.750% due 05/15/2021	12,000	12,855
HCA, Inc.
4.750% due 05/01/2023	33,000	32,340
5.000% due 03/15/2024	30,000	29,587
5.875% due 03/15/2022 (h)	49,500	52,161
5.875% due 05/01/2023	33,250	34,081
6.500% due 02/15/2020	37,500	41,016
7.500% due 02/15/2022 (h)	64,000	72,160
8.000% due 10/01/2018	6,500	7,410
8.360% due 04/15/2024	3,000	3,465
HD Supply, Inc.
7.500% due 07/15/2020	50,000	52,125
8.125% due 04/15/2019	26,000	28,210
11.000% due 04/15/2020	21,000	23,887
Headwaters, Inc.
7.625% due 04/01/2019	10,000	10,475
Hearthside Group Holdings LLC
6.500% due 05/01/2022	20,000	19,550
Hertz Corp.
5.875% due 10/15/2020	9,925	10,124
6.250% due 10/15/2022	10,500	10,684
6.750% due 04/15/2019	12,000	12,450
7.375% due 01/15/2021	15,000	15,900
Hexion U.S. Finance Corp.
6.625% due 04/15/2020	29,750	30,047
Hiland Partners LP
7.250% due 10/01/2020	14,175	15,096
Hilton Worldwide Finance LLC
5.625% due 10/15/2021	24,750	25,539
HJ Heinz Co.
4.250% due 10/15/2020 (h)	43,000	42,839
HJ Heinz Finance Co.
7.125% due 08/01/2039	17,425	18,819
Hologic, Inc.
6.250% due 08/01/2020	25,000	25,812
Hospira, Inc.
5.200% due 08/12/2020	1,050	1,132
5.600% due 09/15/2040	2,000	2,134
5.800% due 08/12/2023	6,250	6,957

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	$11,200	$12,075
7.625% due 06/15/2021	12,175	13,453
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018	5,255	5,511
7.125% due 03/15/2021	8,500	9,201
Huntsman International LLC
4.875% due 11/15/2020	20,250	20,047
8.625% due 03/15/2021	20,000	21,700
Hyva Global BV
8.625% due 03/24/2016	4,000	4,075
iHeartCommunications, Inc.
9.000% due 03/01/2021	20,000	19,975
Immucor, Inc.
11.125% due 08/15/2019	16,100	17,468
IMS Health, Inc.
6.000% due 11/01/2020	20,000	20,550
Ineos Finance PLC
7.500% due 05/01/2020	20,175	21,562
8.375% due 02/15/2019	10,000	10,738
INEOS Group Holdings S.A.
6.125% due 08/15/2018	8,000	8,010
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	22,125	21,212
6.625% due 12/15/2022	23,000	23,460
7.250% due 10/15/2020	19,000	20,092
7.500% due 04/01/2021	12,500	13,391
Intelsat Luxembourg S.A.
7.750% due 06/01/2021	20,000	20,475
8.125% due 06/01/2023	30,000	31,425
Jaguar Holding Co.
9.500% due 12/01/2019	15,500	16,682
Jaguar Holding Co. (9.375% Cash or 10.125% PIK)
9.375% due 10/15/2017 (b)	7,450	7,543
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023	2,000	2,078
8.125% due 05/15/2021	15,000	16,481
Jarden Corp.
7.500% due 05/01/2017	3,000	3,293
JMC Steel Group, Inc.
8.250% due 03/15/2018	18,750	19,008
Kinder Morgan, Inc.
7.000% due 02/01/2018	12,024	13,289
7.250% due 06/01/2018	6,000	6,810
7.750% due 01/15/2032	23,062	28,424
7.800% due 08/01/2031	30,000	36,450
8.050% due 10/15/2030	5,683	6,820
Kinetic Concepts, Inc.
10.500% due 11/01/2018	39,863	43,451
12.500% due 11/01/2019	8,500	9,499
Kraton Polymers LLC
6.750% due 03/01/2019	6,900	7,180
L Brands, Inc.
5.625% due 02/15/2022	12,750	13,356
6.625% due 04/01/2021	10,000	11,075
7.000% due 05/01/2020	4,975	5,547
Lamar Media Corp.
5.000% due 05/01/2023	12,546	12,138
5.875% due 02/01/2022	6,000	6,210
Land O’ Lakes, Inc.
6.000% due 11/15/2022	13,950	14,978
Laredo Petroleum, Inc.
7.375% due 05/01/2022	14,000	14,770
9.500% due 02/15/2019	10,000	10,675
Levi Strauss & Co.
6.875% due 05/01/2022	7,000	7,350

92	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LifePoint Hospitals, Inc.
5.500% due 12/01/2021	$10,000	$10,175
Live Nation Entertainment, Inc.
5.375% due 06/15/2022	3,000	3,000
7.000% due 09/01/2020	12,975	13,851
LKQ Corp.
4.750% due 05/15/2023	15,000	14,587
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	43,450	40,734
5.750% due 08/01/2022	30,000	30,337
Manitowoc Co., Inc.
8.500% due 11/01/2020	26,705	28,841
Masonite International Corp.
8.250% due 04/15/2021	33,000	35,475
MCE Finance Ltd.
5.000% due 02/15/2021	20,000	19,300
MGM Resorts International
5.250% due 03/31/2020	5,000	5,013
6.625% due 12/15/2021	34,800	36,888
6.750% due 10/01/2020	17,250	18,414
7.625% due 01/15/2017	17,000	18,530
7.750% due 03/15/2022	29,375	32,753
8.625% due 02/01/2019	12,000	13,591
MHGE Parent LLC
8.500% due 08/01/2019	4,000	3,795
Midas Intermediate Holdco LLC
7.875% due 10/01/2022	7,400	7,419
MPH Acquisition Holdings LLC
6.625% due 04/01/2022	24,000	24,300
Mueller Water Products, Inc.
7.375% due 06/01/2017	8,691	8,876
8.750% due 09/01/2020	5,980	6,458
Murphy Oil USA, Inc.
6.000% due 08/15/2023	15,100	15,817
NBTY, Inc.
9.000% due 10/01/2018	8,750	9,144
NCR Corp.
4.625% due 02/15/2021	2,000	1,970
5.000% due 07/15/2022	11,850	11,643
6.375% due 12/15/2023	14,750	15,524
NCSG Crane & Heavy Haul Services
9.500% due 08/15/2019	9,000	9,158
NeuStar, Inc.
4.500% due 01/15/2023	6,000	5,340
Newfield Exploration Co.
5.625% due 07/01/2024	2,500	2,694
6.875% due 02/01/2020	20,000	20,950
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021	7,500	7,575
Nielsen Finance LLC
4.500% due 10/01/2020	28,000	27,230
5.000% due 04/15/2022	6,750	6,683
Nokia OYJ
5.375% due 05/15/2019	6,500	6,906
Novasep Holding S.A.S.
8.000% due 12/15/2016	8,070	7,969
Novelis, Inc.
8.375% due 12/15/2017	5,500	5,727
8.750% due 12/15/2020	46,250	49,661
Numericable Group S.A.
4.875% due 05/15/2019	14,950	14,819
6.000% due 05/15/2022	40,750	41,107
6.250% due 05/15/2024	43,350	43,296
NXP BV
5.750% due 03/15/2023	11,500	11,673
Oasis Petroleum, Inc.
6.500% due 11/01/2021	11,000	11,523

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.875% due 03/15/2022	$5,000	$5,300
6.875% due 01/15/2023	14,000	14,805
Oshkosh Corp.
8.500% due 03/01/2020	3,425	3,631
Pactiv LLC
7.950% due 12/15/2025	10,972	11,630
Par Pharmaceutical Cos., Inc.
7.375% due 10/15/2020	14,120	14,791
Party City Holdings, Inc.
8.875% due 08/01/2020	23,815	25,839
Peabody Energy Corp.
6.000% due 11/15/2018	4,000	3,940
6.250% due 11/15/2021	28,000	26,145
6.500% due 09/15/2020	10,000	9,400
7.875% due 11/01/2026	2,985	2,903
Penske Automotive Group, Inc.
5.750% due 10/01/2022	1,500	1,530
Perstorp Holding AB
8.750% due 05/15/2017	33,500	35,007
11.000% due 08/15/2017	22,700	23,494
Petco Animal Supplies, Inc.
9.250% due 12/01/2018	30,000	31,650
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (b)	16,000	16,280
PHH Corp.
6.375% due 08/15/2021	11,250	11,081
Pinnacle Entertainment, Inc.
6.375% due 08/01/2021	3,160	3,318
7.500% due 04/15/2021	35,000	36,575
7.750% due 04/01/2022	10,000	10,925
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	30,000	29,100
Pinnacle Merger Sub, Inc.
9.500% due 10/01/2023	4,750	5,201
Pinnacle Operating Corp.
9.000% due 11/15/2020	1,300	1,391
Ply Gem Industries, Inc.
6.500% due 02/01/2022	20,000	19,075
Post Holdings, Inc.
6.000% due 12/15/2022	22,500	20,700
6.750% due 12/01/2021	12,250	11,638
7.375% due 02/15/2022	15,000	14,887
PQ Corp.
8.750% due 05/01/2018	8,500	9,053
Prestige Brands, Inc.
5.375% due 12/15/2021	17,500	16,537
8.125% due 02/01/2020	5,875	6,286
PVH Corp.
4.500% due 12/15/2022	22,000	21,615
Qualitytech LP
5.875% due 08/01/2022	12,500	12,281
QVC, Inc.
7.375% due 10/15/2020	2,980	3,176
Range Resources Corp.
5.000% due 08/15/2022	15,000	15,375
5.000% due 03/15/2023	9,500	9,833
5.750% due 06/01/2021	14,000	14,700
6.750% due 08/01/2020	8,000	8,420
Regency Energy Partners LP
4.500% due 11/01/2023	7,500	7,294
5.000% due 10/01/2022	1,925	1,903
5.500% due 04/15/2023	19,750	20,145
5.875% due 03/01/2022	14,000	14,665
6.500% due 07/15/2021	17,500	18,462
Rex Energy Corp.
6.250% due 08/01/2022	8,250	7,992

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rexel S.A.
6.125% due 12/15/2019		$18,400	$19,113
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		40,000	40,900
6.875% due 02/15/2021		16,330	17,310
7.875% due 08/15/2019		14,800	15,762
8.250% due 02/15/2021		29,250	31,078
9.875% due 08/15/2019		35,000	37,844
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		5,064	5,444
Rockies Express Pipeline LLC
5.625% due 04/15/2020		12,800	13,312
6.000% due 01/15/2019		14,000	14,700
6.850% due 07/15/2018		4,000	4,300
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		20,000	20,725
Ryland Group, Inc.
5.375% due 10/01/2022		8,000	7,840
6.625% due 05/01/2020		7,250	7,721
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		29,500	29,942
5.750% due 05/15/2024		37,650	38,356
Sable International Finance Ltd.
8.750% due 02/01/2020		8,150	8,924
SAExploration Holdings, Inc.
10.000% due 07/15/2019		4,000	3,960
Sally Holdings LLC
5.750% due 06/01/2022		12,500	12,813
6.875% due 11/15/2019		6,000	6,390
Samson Investment Co.
9.750% due 02/15/2020		27,000	24,637
Sanchez Energy Corp.
6.125% due 01/15/2023		23,000	22,860
SandRidge Energy, Inc.
7.500% due 03/15/2021		10,000	9,800
7.500% due 02/15/2023		10,000	9,763
8.125% due 10/15/2022		8,000	8,030
SBA Communications Corp.
4.875% due 07/15/2022		21,500	20,694
5.625% due 10/01/2019		10,000	10,200
SBA Telecommunications, Inc.
5.750% due 07/15/2020		11,550	11,810
Schaeffler Finance BV
4.250% due 05/15/2021		19,800	19,107
4.750% due 05/15/2021		24,000	24,060
7.750% due 02/15/2017		6,500	7,101
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (b)	EUR	19,800	26,271
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (b)		$17,550	18,340
Scientific Games International, Inc.
6.250% due 09/01/2020		17,600	14,784
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		6,425	6,827
Sealed Air Corp.
5.250% due 04/01/2023		18,750	18,469
6.875% due 07/15/2033		6,410	6,282
8.125% due 09/15/2019		20,000	21,550
8.375% due 09/15/2021		15,000	16,725
Sensata Technologies BV
4.875% due 10/15/2023		21,010	20,380
6.500% due 05/15/2019		22,000	23,045
Serta Simmons Holdings LLC
8.125% due 10/01/2020		17,500	18,550

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	93

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ServiceMaster Co.
7.000% due 08/15/2020		$26,000	$27,170
8.000% due 02/15/2020		6,000	6,375
Seven Seas Cruises S. de R.L. LLC
9.125% due 05/15/2019		3,950	4,251
Seventy Seven Energy, Inc.
6.500% due 07/15/2022		5,000	4,938
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		22,500	21,656
Simmons Foods, Inc.
7.875% due 10/01/2021 (a)		3,500	3,474
Sinclair Television Group, Inc.
5.375% due 04/01/2021		5,000	4,950
5.625% due 08/01/2024		4,000	3,870
6.125% due 10/01/2022		10,000	10,225
Smithfield Foods, Inc.
6.625% due 08/15/2022		25,000	26,500
7.750% due 07/01/2017		9,000	10,013
Softbank Corp.
4.500% due 04/15/2020		25,050	25,081
Sophia LP
9.750% due 01/15/2019		25,000	27,000
Spectrum Brands, Inc.
6.375% due 11/15/2020		6,250	6,547
6.625% due 11/15/2022		18,500	19,517
6.750% due 03/15/2020		10,000	10,450
Springs Industries, Inc.
6.250% due 06/01/2021		23,850	23,492
SPX Corp.
6.875% due 09/01/2017		7,300	7,994
Steel Dynamics, Inc.
5.125% due 10/01/2021		7,000	7,105
5.500% due 10/01/2024		3,500	3,526
6.125% due 08/15/2019		10,000	10,613
6.375% due 08/15/2022		6,450	6,845
STHI Holding Corp.
8.000% due 03/15/2018		25,485	26,409
Studio City Finance Ltd.
8.500% due 12/01/2020		20,000	21,350
Sun Products Corp.
7.750% due 03/15/2021		22,400	17,304
SunGard Data Systems, Inc.
6.625% due 11/01/2019		10,000	10,050
7.625% due 11/15/2020		20,000	21,000
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	10,000	13,325
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$13,125	13,814
T-Mobile USA, Inc.
6.000% due 03/01/2023		11,450	11,479
6.250% due 04/01/2021		20,000	20,275
6.375% due 03/01/2025		17,000	17,000
6.625% due 04/01/2023		35,000	35,962
6.731% due 04/28/2022		14,900	15,291
6.836% due 04/28/2023		11,025	11,370
Taminco Global Chemical Corp.
9.750% due 03/31/2020		20,000	22,050
Teleflex, Inc.
5.250% due 06/15/2024		6,250	6,141
6.875% due 06/01/2019		10,500	11,051
Tenet Healthcare Corp.
4.375% due 10/01/2021		22,250	21,416
4.500% due 04/01/2021		29,000	28,384
5.000% due 03/01/2019		15,000	14,850
6.000% due 10/01/2020		18,675	19,795
8.000% due 08/01/2020		19,000	20,092
8.125% due 04/01/2022		15,000	16,500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Terex Corp.
6.000% due 05/15/2021		$18,750	$19,594
6.500% due 04/01/2020		2,325	2,447
Tesoro Logistics LP
5.875% due 10/01/2020		4,110	4,274
Time, Inc.
5.750% due 04/15/2022		11,000	10,560
Townsquare Radio LLC
9.000% due 04/01/2019		6,500	7,036
TransDigm, Inc.
5.500% due 10/15/2020		17,500	17,062
6.000% due 07/15/2022		26,500	26,202
6.500% due 07/15/2024		38,800	38,703
7.500% due 07/15/2021		4,000	4,290
TransUnion Holding Co., Inc.
9.625% due 06/15/2018		25,500	26,329
TransUnion Holding Co., Inc. (8.125% Cash or 8.875% PIK)
8.125% due 06/15/2018 (b)		17,115	17,757
TreeHouse Foods, Inc.
4.875% due 03/15/2022		2,000	1,975
Triangle USA Petroleum Corp.
6.750% due 07/15/2022		2,150	2,110
Triumph Group, Inc.
4.875% due 04/01/2021		10,000	9,850
Truven Health Analytics, Inc.
10.625% due 06/01/2020		15,000	15,900
Tullow Oil PLC
6.250% due 04/15/2022		10,000	9,788
United Rentals North America, Inc.
6.125% due 06/15/2023		5,000	5,163
7.375% due 05/15/2020		10,000	10,675
7.625% due 04/15/2022		25,500	27,986
8.250% due 02/01/2021		10,000	10,875
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	15,000	20,156
5.500% due 01/15/2023		$23,000	23,345
7.500% due 03/15/2019		5,000	5,313
Unitymedia KabelBW GmbH
9.500% due 03/15/2021	EUR	8,200	11,729
Universal Health Services, Inc.
4.750% due 08/01/2022		$11,875	11,875
Univision Communications, Inc.
5.125% due 05/15/2023		22,000	22,385
6.750% due 09/15/2022		27,529	29,594
7.875% due 11/01/2020		18,150	19,534
8.500% due 05/15/2021		38,750	41,172
UPC Holding BV
6.375% due 09/15/2022	EUR	25,000	34,117
6.750% due 03/15/2023		1,500	2,079
UPCB Finance Ltd.
6.625% due 07/01/2020		$10,750	11,289
6.875% due 01/15/2022		19,475	20,887
7.250% due 11/15/2021		7,500	8,063
USG Corp.
5.875% due 11/01/2021		2,000	2,050
7.875% due 03/30/2020		12,525	13,574
8.375% due 10/15/2018		875	913
Valeant Pharmaceuticals International
5.625% due 12/01/2021		24,000	23,970
6.375% due 10/15/2020		16,250	16,758
6.750% due 08/15/2021		35,750	37,225
7.000% due 10/01/2020		25,000	26,250
7.250% due 07/15/2022		21,450	22,710
7.500% due 07/15/2021		10,000	10,738
VeriSign, Inc.
4.625% due 05/01/2023		15,500	15,035

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Videotron Ltd.
5.000% due 07/15/2022	$20,000	$19,900
9.125% due 04/15/2018	396	410
VWR Funding, Inc.
7.250% due 09/15/2017	12,500	13,062
Welltec A/S
8.000% due 02/01/2019	10,500	10,946
WhiteWave Foods Co.
5.375% due 10/01/2022	6,750	6,834
Whiting Petroleum Corp.
5.750% due 03/15/2021	20,000	21,150
Wind Acquisition Finance S.A.
4.750% due 07/15/2020	14,300	13,817
7.375% due 04/23/2021	22,000	22,165
Windstream Corp.
7.750% due 10/15/2020	20,000	21,150
7.750% due 10/01/2021	15,900	17,013
Wise Metals Group LLC
8.750% due 12/15/2018	15,250	16,356
Wolverine World Wide, Inc.
6.125% due 10/15/2020	8,500	8,925
WPX Energy, Inc.
5.250% due 09/15/2024	5,250	5,093
WR Grace & Co-Conn
5.125% due 10/01/2021	8,625	8,798
5.625% due 10/01/2024	5,375	5,543
Wynn Las Vegas LLC
4.250% due 05/30/2023	3,000	2,858
5.375% due 03/15/2022	25,000	25,562
7.750% due 08/15/2020	10,000	10,663
Wynn Macau Ltd.
5.250% due 10/15/2021	20,000	19,400
XPO Logistics, Inc.
7.875% due 09/01/2019	5,250	5,447

		7,932,528

UTILITIES 9.4%
Access Midstream Partners LP
4.875% due 05/15/2023	19,000	19,594
6.125% due 07/15/2022	8,750	9,406
AES Corp.
7.375% due 07/01/2021	25,025	28,153
7.750% due 10/15/2015	2,787	2,947
8.000% due 10/15/2017	1,550	1,744
8.000% due 06/01/2020	12,000	13,830
9.750% due 04/15/2016	11,324	12,570
Athlon Holdings LP
6.000% due 05/01/2022	7,175	7,713
7.375% due 04/15/2021	11,000	12,017
Atlas Pipeline Partners LP
5.875% due 08/01/2023	8,000	7,860
6.625% due 10/01/2020	7,000	7,192
Calpine Corp.
5.375% due 01/15/2023	18,300	17,774
5.750% due 01/15/2025	23,000	22,339
7.875% due 01/15/2023	8,991	9,868
Covanta Holding Corp.
6.375% due 10/01/2022	6,500	6,890
7.250% due 12/01/2020	8,840	9,459
EP Energy LLC
6.875% due 05/01/2019	5,000	5,237
9.375% due 05/01/2020	37,000	40,515
Frontier Communications Corp.
6.875% due 01/15/2025	9,000	8,910
7.125% due 03/15/2019	23,000	24,955

94	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023		$17,500	$18,725
MarkWest Energy Partners LP
4.500% due 07/15/2023		21,000	20,475
5.500% due 02/15/2023		10,000	10,275
6.500% due 08/15/2021		1,430	1,516
6.750% due 11/01/2020		5,000	5,300
MetroPCS Wireless, Inc.
6.625% due 11/15/2020		22,000	22,687
Midwest Generation LLC
8.560% due 01/02/2016		4,404	4,514
NGPL PipeCo LLC
7.119% due 12/15/2017		11,851	11,910
9.625% due 06/01/2019		7,000	7,455
NRG Energy, Inc.
6.250% due 05/01/2024		10,000	10,075
6.625% due 03/15/2023		32,550	33,771
7.625% due 01/15/2018		13,500	14,884
7.875% due 05/15/2021		19,000	20,520
8.250% due 09/01/2020		25,000	26,906
NSG Holdings LLC
7.750% due 12/15/2025		29,213	31,550
Parsley Energy LLC
7.500% due 02/15/2022		4,000	4,150
Red Oak Power LLC
8.540% due 11/30/2019		16,166	17,621
9.200% due 11/30/2029		3,795	4,193
RJS Power Holdings LLC
5.125% due 07/15/2019		6,250	6,219
Sabine Oil & Gas LLC
9.750% due 02/15/2017		9,000	9,135
Seventy Seven Operating LLC
6.625% due 11/15/2019		5,000	5,163
Sprint Capital Corp.
6.875% due 11/15/2028		23,500	22,560
6.900% due 05/01/2019		27,500	29,047
8.750% due 03/15/2032 (h)		50,000	54,812
Sprint Communications, Inc.
6.000% due 11/15/2022 (h)		65,010	63,303
7.000% due 03/01/2020		22,250	24,503
9.000% due 11/15/2018		22,500	26,072
Sprint Corp.
7.125% due 06/15/2024		28,000	28,315
7.250% due 09/15/2021		10,825	11,299
7.875% due 09/15/2023		21,875	23,297
Summit Midstream Holdings LLC
5.500% due 08/15/2022		4,000	3,930
Targa Resources Partners LP
4.250% due 11/15/2023		15,500	14,919
5.250% due 05/01/2023		16,000	16,360
6.375% due 08/01/2022		4,125	4,414
6.875% due 02/01/2021		15,000	16,087
Telecom Italia Capital S.A.
6.375% due 11/15/2033		10,000	10,000
7.200% due 07/18/2036		6,000	6,457
Telecom Italia SpA
5.303% due 05/30/2024		35,000	34,431
Tenaska Alabama Partners LP
7.000% due 06/30/2021		19,552	20,921
Tokyo Electric Power Co., Inc.
4.100% due 05/29/2015	JPY	3,000	28

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VimpelCom Holdings BV
7.504% due 03/01/2022	$7,500	$7,678
Virgin Media Finance PLC
6.000% due 10/15/2024 (a)	5,250	5,283

		979,733

Total Corporate Bonds & Notes (Cost $9,936,712)		10,159,697

MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%
Los Angeles Community Redevelopment Agency, California Revenue Bonds, Series 2002
9.750% due 09/01/2017	195	195
9.750% due 09/01/2022	495	495
9.750% due 09/01/2027	765	765
9.750% due 09/01/2032	1,235	1,235

Total Municipal Bonds & Notes (Cost $2,558)		2,690

MORTGAGE-BACKED SECURITIES 0.0%
Citigroup Mortgage Loan Trust, Inc.
2.622% due 03/25/2034	112	113
Countrywide Alternative Loan Trust
4.822% due 10/25/2035 ^	178	150
Countrywide Home Loan Mortgage Pass-Through Trust
5.025% due 02/20/2036 ^	290	262
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 10/25/2021 ^	24	23
First Horizon Alternative Mortgage Securities Trust
2.235% due 10/25/2034	72	72
Greenpoint Mortgage Funding Trust
0.355% due 10/25/2046	658	449
0.355% due 12/25/2046 ^	466	265
GSR Mortgage Loan Trust
2.789% due 04/25/2035	37	37
HarborView Mortgage Loan Trust
4.865% due 08/19/2036 ^	208	192
Lehman XS Trust
0.395% due 09/25/2046 ^	50	11
Residential Accredit Loans, Inc. Trust
3.415% due 09/25/2035 ^	278	225
Structured Asset Mortgage Investments Trust
0.365% due 05/25/2046	1,628	1,248
0.403% due 07/19/2035	89	87
TBW Mortgage-Backed Trust
6.015% due 07/25/2037	361	279
WaMu Mortgage Pass-Through Certificates Trust
0.565% due 12/25/2045	381	351

Total Mortgage-Backed Securities (Cost $3,467)		3,764

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.515% due 04/25/2037	449	258
NovaStar Mortgage Funding Trust
0.255% due 03/25/2037	91	49

Total Asset-Backed Securities (Cost $387)		307

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.1%

CONSUMER DISCRETIONARY 0.0%
Local Insight Media Holdings, Inc. (f)	6,323	$126

HEALTH CARE 0.1%
NVHL S.A. ‘A’ (c)(f)	170,260	494
NVHL S.A. ‘B’ (c)(f)	170,260	494
NVHL S.A. ‘C’ (c)(f)	170,260	494
NVHL S.A. ‘D’ (c)(f)	170,260	494
NVHL S.A. ‘E’ (c)(f)	170,260	495
NVHL S.A. ‘F’ (c)(f)	170,260	495
NVHL S.A. ‘G’ (c)(f)	170,260	495
NVHL S.A. ‘H’ (c)(f)	170,260	495
NVHL S.A. ‘I’ (c)(f)	170,260	495
NVHL S.A. ‘J’ (c)(f)	170,260	495

		4,946

Total Common Stocks (Cost $5,539)		5,072

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (g) 0.0%
		1,431

U.S. TREASURY BILLS 0.2%
0.036% due 11/28/2014 - 03/26/2015 (d)(j)(l)	$22,008	22,007

Total Short-Term Instruments (Cost $23,436)		23,438

Total Investments in Securities (Cost $10,234,652)		10,456,158

	SHARES
INVESTMENTS IN AFFILIATES 3.1%

SHORT-TERM INSTRUMENTS 3.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio	5,771,193	57,747
PIMCO Short-Term Floating NAV Portfolio III	26,726,152	267,021

Total Short-Term Instruments (Cost $325,041)		324,768

Total Investments in Affiliates (Cost $325,041)		324,768

Total Investments 102.9% (Cost $10,559,693)		$10,780,926

Financial Derivative Instruments (i)(k) 0.2% (Cost or Premiums, net $40)		18,402

Other Assets and Liabilities, net (3.1%)		(321,224)

Net Assets 100.0%		$10,478,104

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	95

Schedule of Investments PIMCO High Yield Fund (Cont.)

(b)	Payment in-kind bond security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Local Insight Media Holdings, Inc.	11/18/2011	$0	$126	0.00%
NVHL S.A. ‘A’	03/09/2012	553	494	0.00%
NVHL S.A. ‘B’	03/09/2012	554	494	0.00%
NVHL S.A. ‘C’	03/09/2012	554	494	0.00%
NVHL S.A. ‘D’	03/09/2012	554	494	0.00%
NVHL S.A. ‘E’	03/09/2012	554	495	0.00%
NVHL S.A. ‘F’	03/09/2012	554	495	0.00%
NVHL S.A. ‘G’	03/09/2012	554	495	0.00%
NVHL S.A. ‘H’	03/09/2012	554	495	0.00%
NVHL S.A. ‘I’	03/09/2012	554	495	0.00%
NVHL S.A. ‘J’	03/09/2012	554	495	0.00%

		$5,539	$5,072	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$1,431	U.S. Treasury Notes 8.125% due 08/15/2021	$(1,464)	$1,431	$1,431

Total Repurchase Agreements						$(1,464)	$1,431	$1,431

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BPG	0.650%	09/29/2014	10/28/2014	$(53,660)	$(53,662)
DEU	0.700%	10/01/2014	11/03/2014	(32,182)	(32,182)
	0.700%	10/01/2014	11/17/2014	(13,606)	(13,606)
RDR	0.370%	09/29/2014	10/14/2014	(5,479)	(5,479)
	0.370%	10/03/2014	10/14/2014	(3,846)	(3,846)
UBS	0.500%	09/29/2014	10/20/2014	(65,724)	(65,726)
	0.500%	10/06/2014	10/20/2014	(56,482)	(56,482)
	0.550%	09/29/2014	10/20/2014	(61,227)	(61,229)
	0.600%	10/01/2014	11/03/2014	(138,968)	(138,968)
	0.600%	10/03/2014	11/03/2014	(84,606)	(84,606)

Total Reverse Repurchase Agreements					$(515,786)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $31,031 at a weighted average interest rate of 0.331%.

96	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(h)	Securities with an aggregate market value of $597,913 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BPG	$0	$(53,662)	$0	$0	$(53,662)	$59,058	$5,396
DEU	0	(45,788)	0	0	(45,788)	49,676	3,888
RDR	0	(9,325)	0	0	(9,325)	9,503	178
SSB	1,431	0	0	0	1,431	(1,464)	(33)
UBS	0	(407,011)	0	0	(407,011)	479,676	72,665

Total Borrowings and Other Financing Transactions	$1,431	$(515,786)	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-16 5-Year Index	5.000%	06/20/2016	$47,500	$2,495	$(1,296)	$117	$0
CDX.HY-18 5-Year Index	5.000%	06/20/2017	49,000	3,405	2,799	160	0
CDX.HY-19 5-Year Index	5.000%	12/20/2017	69,300	5,170	5,299	232	0
CDX.HY-20 5-Year Index	5.000%	06/20/2018	148,500	11,100	2,611	709	0
CDX.HY-22 5-Year Index	5.000%	06/20/2019	222,750	13,584	(3,226)	1,357	0

				$35,754	$6,187	$2,575	$0

Total Swap Agreements				$35,754	$6,187	$2,575	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(j)	Securities with an aggregate market value of $21,377 and cash of $2,182 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$2,575	$2,575	$0	$0	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	97

Schedule of Investments PIMCO High Yield Fund (Cont.)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014	$		244,639		EUR	192,024	$0	$(2,103)
	11/2014		EUR	192,024	$		244,690	2,103	0

BPS	10/2014	$		26,475		EUR	20,279	0	(861)
	11/2014			24,091			19,077	46	(37)

BRC	10/2014			4,380			3,383	0	(108)
	11/2014			6,398		CHF	6,075	10	(43)

CBK	10/2014			14,110		EUR	10,980	0	(242)
	11/2014			4,310		GBP	2,660	1	0

GLM	10/2014		EUR	438	$		571	18	0
	10/2014	$		7,029		CAD	7,784	0	(82)

HUS	11/2014			3,352		CHF	3,187	0	(12)
	11/2014			13,909		EUR	10,824	0	(235)

JPM	10/2014			147,709		GBP	90,541	0	(928)
	11/2014		GBP	79,536	$		129,784	881	0
	11/2014	$		3,111		CHF	2,918	0	(53)

MSB	10/2014		EUR	226,228	$		298,597	12,860	0
	10/2014		GBP	90,541			150,165	3,384	0

UAG	11/2014		CHF	18,818			20,830	1,112	0

Total Forward Foreign Currency Contracts								$20,415	$(4,704)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums Paid	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
RYL	AES Corp.	5.000%	12/20/2014	0.384%	$ 5,000	$20	$38	$58	$0

UAG	AES Corp.	5.000%	12/20/2014	0.384%	5,000	20	38	58	0

						$40	$76	$116	$0

Total Swap Agreements						$40	$76	$116	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(l)	Securities with an aggregate market value of $630 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$2,103	$0	$0	$2,103	$(2,103)	$0	$0	$(2,103)	$0	$0	$0
BPS	46	0	0	46	(898)	0	0	(898)	(852)	630	(222)
BRC	10	0	0	10	(151)	0	0	(151)	(141)	0	(141)
CBK	1	0	0	1	(242)	0	0	(242)	(241)	0	(241)
GLM	18	0	0	18	(82)	0	0	(82)	(64)	0	(64)
HUS	0	0	0	0	(247)	0	0	(247)	(247)	0	(247)

98	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
JPM	$881	$0	$0	$881	$(981)	$0	$0	$(981)	$(100)	$0	$(100)
MSB	16,244	0	0	16,244	0	0	0	0	16,244	(14,470)	1,774
RYL	0	0	58	58	0	0	0	0	58	(10)	48
UAG	1,112	0	58	1,170	0	0	0	0	1,170	(1,010)	160

Total Over the Counter	$20,415	$0	$116	$20,531	$(4,704)	$0	$0	$(4,704)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$2,575	$0	$0	$0	$2,575

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20,415	$0	$20,415
Swap Agreements	0	116	0	0	0	116

	$0	$116	$0	$20,415	$0	$20,531

	$0	$2,691	$0	$20,415	$0	$23,106

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,704	$0	$4,704

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$11,144	$0	$0	$0	$11,144

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,391	$0	$5,391
Swap Agreements	0	10,522	0	0	0	10,522

	$0	$10,522	$0	$5,391	$0	$15,913

	$0	$21,666	$0	$5,391	$0	$27,057

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(11,962)	$0	$0	$0	$(11,962)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$23,632	$0	$23,632
Swap Agreements	0	(10,368)	0	0	0	(10,368)

	$0	$(10,368)	$0	$23,632	$0	$13,264

	$0	$(22,330)	$0	$23,632	$0	$1,302

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	99

Schedule of Investments PIMCO High Yield Fund (Cont.)

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$261,190	$0	$261,190
Corporate Bonds & Notes
Banking & Finance	0	1,247,436	0	1,247,436
Industrials	0	7,931,895	633	7,932,528
Utilities	0	975,219	4,514	979,733
Municipal Bonds & Notes
California	0	2,690	0	2,690
Mortgage-Backed Securities	0	3,764	0	3,764
Asset-Backed Securities	0	307	0	307
Common Stocks
Consumer Discretionary	0	0	126	126
Health Care	0	0	4,946	4,946
Short-Term Instruments
Repurchase Agreements	0	1,431	0	1,431
U.S. Treasury Bills	0	22,007	0	22,007
	$0	$10,445,939	$10,219	$10,456,158

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$324,768	$0	$0	$324,768

Total Investments	$324,768	$10,445,939	$10,219	$10,780,926

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,575	0	2,575
Over the counter	0	20,531	0	20,531
	$0	$23,106	$0	$23,106

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(4,704)	$0	$(4,704)

Totals	$324,768	$10,464,341	$10,219	$10,799,328

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

100	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO High Yield Spectrum Fund

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.2%

BANK LOAN OBLIGATIONS 2.2%
Burger King Corp.
TBD% due 09/04/2015		$9,250	$9,205
CBS Outdoor Americas Capital LLC
TBD% due 07/29/2015		12,250	12,143
CDRH Parent, Inc.
5.250% due 07/01/2021		1,000	994
9.000% due 07/01/2022		3,000	2,925
Dollar Tree Stores, Inc.
TBD% due 08/06/2015		12,000	11,921
Dynegy Holdings, Inc.
TBD% due 09/15/2015		6,000	5,956

Total Bank Loan Obligations (Cost $43,157)			43,144

CORPORATE BONDS & NOTES 96.0%

BANKING & FINANCE 11.7%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		10,000	10,400
AA PIK Co. Ltd. (9.500% Cash or 9.500% PIK)
9.500% due 11/07/2019 (b)	GBP	2,500	4,207
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		$4,000	3,885
4.500% due 05/15/2021		5,000	4,856
Ally Financial, Inc.
7.500% due 09/15/2020		5,000	5,775
8.000% due 03/15/2020		5,000	5,837
8.000% due 11/01/2031		2,500	3,130
Alpha Credit Group PLC
3.375% due 06/17/2017	EUR	1,500	1,821
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (f)		1,000	1,333
9.000% due 05/09/2018 (f)		$2,000	2,130
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	7,000	9,659
Bank of America Corp.
6.250% due 09/05/2024 (f)		$2,000	1,998
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	2,000	2,431
8.000% due 12/15/2020 (f)		2,000	2,640
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	2,250	3,516
CBRE Services, Inc.
5.000% due 03/15/2023		$2,000	1,990
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (b)		5,187	4,928
CIT Group, Inc.
5.000% due 08/15/2022		12,000	12,075
5.000% due 08/01/2023		2,500	2,488
Countrywide Capital
8.050% due 06/15/2027		1,250	1,538
Credit Agricole S.A.
6.625% due 09/23/2019 (f)		1,500	1,433
7.875% due 01/23/2024 (f)		8,500	8,612
8.375% due 10/13/2019 (f)		1,250	1,444
Credit Suisse Group AG
7.500% due 12/11/2023 (f)		2,500	2,631
Crown Castle International Corp.
5.250% due 01/15/2023		3,500	3,483
E*TRADE Financial Corp.
6.375% due 11/15/2019		3,250	3,429
ERB Hellas PLC
4.250% due 06/26/2018	EUR	1,500	1,807

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HBOS Capital Funding LP
6.461% due 11/30/2018 (f)	GBP	3,000	$5,132
Hockey Merger Sub, Inc.
7.875% due 10/01/2021		$10,000	10,287
Infinity Acquisition LLC
7.250% due 08/01/2022		5,500	5,335
International Lease Finance Corp.
6.250% due 05/15/2019		750	806
8.250% due 12/15/2020		1,000	1,185
Intesa Sanpaolo SpA
5.017% due 06/26/2024		3,000	2,920
Jefferies Finance LLC
7.375% due 04/01/2020		3,500	3,596
Jefferies LoanCore LLC
6.875% due 06/01/2020		5,000	4,862
LBG Capital PLC
6.385% due 05/12/2020	EUR	500	673
7.375% due 03/12/2020		100	136
7.625% due 10/14/2020		500	689
8.000% due 06/15/2020 (f)		$900	975
8.875% due 02/07/2020	EUR	343	490
9.125% due 07/15/2020	GBP	250	433
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		$1,500	2,213
Lloyds Banking Group PLC
7.000% due 06/27/2019 (f)	GBP	2,000	3,207
7.500% due 06/27/2024 (f)		$10,000	10,325
National Financial Partners Corp.
9.000% due 07/15/2021		5,750	6,167
National Westminster Bank PLC
6.500% due 09/07/2021	GBP	250	452
Navient LLC
6.125% due 03/25/2024		$1,000	978
8.000% due 03/25/2020		3,000	3,371
Onex York Acquisition Corp.
8.500% due 10/01/2022 (a)		3,100	3,092
Oxford Finance LLC
7.250% due 01/15/2018		1,250	1,306
Regions Financial Corp.
7.375% due 12/10/2037		1,775	2,256
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (f)		4,000	4,700
9.118% due 01/29/2015 (f)		350	353
Societe Generale S.A.
6.000% due 01/27/2020 (f)		1,750	1,607
7.875% due 12/18/2023 (f)		7,000	7,002
Sophia Holding Finance LP (9.625% Cash or 9.625% PIK)
9.625% due 12/01/2018 (b)		5,000	5,075
Springleaf Finance Corp.
7.750% due 10/01/2021		1,400	1,575
8.250% due 10/01/2023		3,900	4,407
Towergate Finance PLC
8.500% due 02/15/2018	GBP	300	467
10.500% due 02/15/2019		5,000	7,052
UniCredit SpA
8.000% due 06/03/2024 (f)		$2,500	2,492
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	2,500	4,200
6.000% due 04/15/2021		2,250	3,779
WaveDivision Escrow LLC
8.125% due 09/01/2020		$5,000	5,431

			228,502

INDUSTRIALS 77.4%
3AB Optique Developpement S.A.S.
5.625% due 04/15/2019	EUR	2,500	2,952

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Academy Ltd.
9.250% due 08/01/2019		$500	$531
Accudyne Industries Borrower
7.750% due 12/15/2020		11,150	11,624
Activision Blizzard, Inc.
6.125% due 09/15/2023		2,500	2,663
ADS Waste Holdings, Inc.
8.250% due 10/01/2020		4,000	4,190
ADT Corp.
3.500% due 07/15/2022		10,000	8,675
4.125% due 06/15/2023		2,500	2,231
4.875% due 07/15/2042		2,500	2,084
AECOM Technology Corp.
5.750% due 10/15/2022 (a)		1,000	1,013
5.875% due 10/15/2024 (a)		750	765
Aguila S.A.
7.875% due 01/31/2018	CHF	3,000	3,205
7.875% due 01/31/2018		$4,100	4,179
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		2,440	2,556
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		1,000	1,071
8.750% due 11/01/2019	EUR	3,500	4,769
Aldesa Financial Services S.A.
7.250% due 04/01/2021		2,500	3,150
Alere, Inc.
6.500% due 06/15/2020		$8,000	8,020
Aleris International, Inc.
7.625% due 02/15/2018		3,000	3,034
7.875% due 11/01/2020		2,000	2,000
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		5,000	5,150
10.750% due 10/15/2019		10,750	10,374
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (b)		3,000	2,944
Altice Financing S.A.
6.500% due 01/15/2022		1,000	1,028
Altice Finco S.A.
8.125% due 01/15/2024		1,500	1,613
9.875% due 12/15/2020		4,000	4,500
Altice S.A.
7.250% due 05/15/2022	EUR	6,000	7,872
AMC Networks, Inc.
4.750% due 12/15/2022		$3,000	2,977
7.750% due 07/15/2021		500	548
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		3,000	2,948
Ancestry.com, Inc.
11.000% due 12/15/2020		6,250	7,156
Ancestry.com, Inc. (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (b)		7,000	7,035
Antero Resources Finance Corp.
6.000% due 12/01/2020		3,500	3,579
Apex Tool Group LLC
7.000% due 02/01/2021		2,500	2,313
Arch Coal, Inc.
7.000% due 06/15/2019		2,500	1,341
7.250% due 06/15/2021		1,750	853
Ardagh Finance Holdings S.A. (8.375% PIK)
8.375% due 06/15/2019 (b)	EUR	3,500	4,332
Ardagh Finance Holdings S.A. (8.625% PIK)
8.625% due 06/15/2019 (b)		$3,250	3,282
Ardagh Packaging Finance PLC
7.000% due 11/15/2020		882	896
9.250% due 10/15/2020	EUR	5,000	6,789

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	101

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	5,000	$8,998
Ashland, Inc.
4.750% due 08/15/2022		$4,000	3,920
6.875% due 05/15/2043		2,500	2,619
Associated Materials LLC
9.125% due 11/01/2017		5,000	4,919
Avaya, Inc.
7.000% due 04/01/2019		2,000	1,956
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021		4,500	4,849
Axiall Corp.
4.875% due 05/15/2023		1,000	964
B/E Aerospace, Inc.
5.250% due 04/01/2022		2,000	2,165
Berry Plastics Corp.
9.750% due 01/15/2021		4,000	4,450
Beverage Packaging Holdings Luxembourg S.A.
6.000% due 06/15/2017		3,000	2,963
Big Heart Pet Brands
7.625% due 02/15/2019		2,715	2,698
Biomet, Inc.
6.500% due 08/01/2020		5,875	6,242
6.500% due 10/01/2020		13,500	14,209
BlueLine Rental Finance Corp.
7.000% due 02/01/2019		5,000	5,150
BMC Software Finance, Inc.
8.125% due 07/15/2021		8,000	7,720
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		4,000	3,700
Brakes Capital
7.125% due 12/15/2018	GBP	4,000	6,274
Building Materials Corp. of America
6.750% due 05/01/2021		$3,000	3,150
6.875% due 08/15/2018		750	778
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		1,312	1,378
Burger King Capital Holdings LLC
0.000% due 04/15/2019 (e)		10,350	9,677
Cablevision Systems Corp.
5.875% due 09/15/2022		5,750	5,585
8.000% due 04/15/2020		1,000	1,104
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		6,000	4,620
California Resources Corp.
5.500% due 09/15/2021 (a)		2,500	2,541
6.000% due 11/15/2024 (a)		4,500	4,635
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)		5,000	4,997
Casella Waste Systems, Inc.
7.750% due 02/15/2019		2,000	2,015
CCO Holdings LLC
5.125% due 02/15/2023		4,000	3,855
5.250% due 03/15/2021		1,000	984
5.250% due 09/30/2022		2,500	2,456
5.750% due 09/01/2023		3,750	3,745
7.250% due 10/30/2017		250	260
Cequel Communications Holdings LLC
5.125% due 12/15/2021		2,000	1,923
6.375% due 09/15/2020		3,000	3,101
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	10,000	13,704
Cerved Technologies SpA
8.000% due 01/15/2021		5,000	6,947
CHC Helicopter S.A.
9.250% due 10/15/2020		$5,963	6,380
9.375% due 06/01/2021		1,900	2,014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chesapeake Energy Corp.
5.750% due 03/15/2023		$6,250	$6,689
6.625% due 08/15/2020		1,000	1,108
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		5,000	5,107
7.625% due 03/15/2020		3,500	3,645
CMA CGM S.A.
8.500% due 04/15/2017		1,750	1,811
CommScope Holding Co., Inc. (6.625% Cash or 7.375% PIK)
6.625% due 06/01/2020 (b)		7,619	7,886
CommScope, Inc.
5.000% due 06/15/2021		2,000	1,970
5.500% due 06/15/2024		1,500	1,481
Community Health Systems, Inc.
6.875% due 02/01/2022		7,500	7,856
7.125% due 07/15/2020		3,000	3,180
Concho Resources, Inc.
5.500% due 04/01/2023		1,000	1,045
6.500% due 01/15/2022		1,300	1,388
Constellation Brands, Inc.
4.250% due 05/01/2023		2,000	1,958
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		7,000	7,127
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		4,000	4,240
10.875% due 12/15/2018	EUR	4,000	5,456
Cooperativa Muratori & Cementisti-CMC di Ravenna
7.500% due 08/01/2021		2,250	2,827
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$2,000	203
CPG Merger Sub LLC
8.000% due 10/01/2021		15,000	15,262
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		17,000	15,512
CSC Holdings LLC
6.750% due 11/15/2021		1,250	1,336
DaVita HealthCare Partners, Inc.
5.750% due 08/15/2022		4,000	4,160
DBP Holding Corp.
7.750% due 10/15/2020		4,000	3,520
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^		2,000	310
Deutsche Raststaetten Gruppe GmbH
6.750% due 12/30/2020	EUR	3,500	4,653
Diamond Foods, Inc.
7.000% due 03/15/2019		$5,000	5,012
Digicel Group Ltd.
7.125% due 04/01/2022		4,500	4,502
8.250% due 09/30/2020		3,500	3,623
Digicel Ltd.
6.000% due 04/15/2021		5,750	5,707
DineEquity, Inc.
9.500% due 10/30/2018		4,005	4,220
DISH DBS Corp.
5.000% due 03/15/2023		2,250	2,164
5.875% due 07/15/2022		3,000	3,067
6.750% due 06/01/2021		3,000	3,232
DJO Finance LLC
7.750% due 04/15/2018		4,650	4,696
9.750% due 10/15/2017		4,250	4,335
9.875% due 04/15/2018		6,000	6,315
Dometic Group AB (9.5000% Cash or 10.250% PIK)
9.500% due 06/26/2019 (b)	EUR	2,000	2,406
Dutch Lion BV (11.250% Cash or 12.000% PIK)
11.250% due 06/15/2020 (b)		3,000	3,766

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eagle Spinco, Inc.
4.625% due 02/15/2021		$3,500	$3,377
Endo Finance LLC
5.750% due 01/15/2022		4,000	3,960
Endo Finance LLC & Endo Finco, Inc.
5.375% due 01/15/2023		2,000	1,915
7.000% due 12/15/2020		3,500	3,671
7.250% due 01/15/2022		2,000	2,115
First Data Corp.
6.750% due 11/01/2020		2,750	2,922
7.375% due 06/15/2019		2,000	2,108
8.250% due 01/15/2021		5,000	5,325
11.250% due 01/15/2021		1,950	2,225
12.625% due 01/15/2021		6,500	7,800
First Data Holdings, Inc. (14.500% PIK)
14.500% due 09/24/2019 (b)		515	543
First Quantum Minerals Ltd.
6.750% due 02/15/2020		1,000	1,023
7.000% due 02/15/2021		2,000	2,038
7.250% due 05/15/2022		1,500	1,538
FMG Resources Pty. Ltd.
6.875% due 04/01/2022		4,000	4,085
Galapagos Holding S.A.
7.000% due 06/15/2022	EUR	4,000	4,724
Gannett Co., Inc.
4.875% due 09/15/2021		$750	728
5.500% due 09/15/2024		1,000	988
Gardner Denver, Inc.
6.875% due 08/15/2021		16,250	16,372
Gates Global LLC
5.750% due 07/15/2022	EUR	4,400	5,189
6.000% due 07/15/2022		$8,500	8,032
General Cable Corp.
5.750% due 10/01/2022		2,000	1,870
Getty Images, Inc.
7.000% due 10/15/2020		15,250	11,323
GHD Bondco PLC
7.000% due 04/15/2020	GBP	2,700	4,136
Graton Economic Development Authority
9.625% due 09/01/2019		$3,250	3,729
Halcon Resources Corp.
8.875% due 05/15/2021		5,500	5,445
9.750% due 07/15/2020		1,750	1,789
HCA Holdings, Inc.
6.250% due 02/15/2021		5,000	5,250
7.750% due 05/15/2021		2,000	2,143
HCA, Inc.
4.750% due 05/01/2023		5,000	4,900
5.875% due 03/15/2022		2,000	2,108
5.875% due 05/01/2023		4,000	4,100
6.500% due 02/15/2020		3,000	3,281
7.500% due 02/15/2022		5,000	5,637
HD Supply, Inc.
7.500% due 07/15/2020		15,500	16,159
8.125% due 04/15/2019		2,000	2,170
11.000% due 04/15/2020		4,000	4,550
11.500% due 07/15/2020		5,000	5,781
Headwaters, Inc.
7.625% due 04/01/2019		3,000	3,142
Hearthside Group Holdings LLC
6.500% due 05/01/2022		5,000	4,887
Hema Bondco BV
8.500% due 12/15/2019	EUR	5,000	5,618
Hertz Corp.
5.875% due 10/15/2020		$1,000	1,020
6.250% due 10/15/2022		1,500	1,526

102	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hexion U.S. Finance Corp.
9.000% due 11/15/2020		$5,000	$4,787
HJ Heinz Co.
4.250% due 10/15/2020		5,000	4,981
HJ Heinz Finance Co.
7.125% due 08/01/2039		5,000	5,400
Hologic, Inc.
6.250% due 08/01/2020		2,000	2,065
Igloo Holdings Corp. (8.250% Cash or 9.000% PIK)
8.250% due 12/15/2017 (b)		2,125	2,160
iHeartCommunications, Inc.
9.000% due 03/01/2021		8,750	8,739
9.000% due 09/15/2022		3,625	3,607
10.000% due 01/15/2018		5,000	4,209
iHeartCommunications, Inc. (12.000% Cash and 2.000% PIK)
14.000% due 02/01/2021 (b)		5,100	4,680
Immucor, Inc.
11.125% due 08/15/2019		3,500	3,797
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		4,000	3,835
6.625% due 12/15/2022		7,500	7,650
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		5,000	5,119
8.125% due 06/01/2023		6,000	6,285
Interactive Data Corp.
5.875% due 04/15/2019		3,750	3,722
Jaguar Holding Co.
9.500% due 12/01/2019		2,000	2,153
Jaguar Holding Co. (9.375% Cash or 10.125% PIK)
9.375% due 10/15/2017 (b)		7,750	7,847
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		3,500	3,636
JMC Steel Group, Inc.
8.250% due 03/15/2018		4,250	4,308
Kinder Morgan, Inc.
7.750% due 01/15/2032		1,500	1,849
7.800% due 08/01/2031		3,000	3,645
Kinetic Concepts, Inc.
10.500% due 11/01/2018		4,500	4,905
12.500% due 11/01/2019		11,000	12,292
Kleopatra Holdings S.C.A. (10.250% Cash or 11.000% PIK)
10.250% due 08/15/2017 (b)	EUR	3,903	5,226
KP Germany Erste GmbH
11.625% due 07/15/2017		8,000	11,188
Laredo Petroleum, Inc.
7.375% due 05/01/2022		$3,000	3,165
Lion
7.875% due 04/15/2019	EUR	4,500	5,321
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		$4,000	3,020
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		7,500	7,031
5.750% due 08/01/2022		1,500	1,517
Manitowoc Co., Inc.
8.500% due 11/01/2020		3,500	3,780
Marcolin SpA
8.500% due 11/15/2019	EUR	4,000	5,387
MCE Finance Ltd.
5.000% due 02/15/2021		$3,000	2,895
MDC Partners, Inc.
6.750% due 04/01/2020		5,000	5,175
Men’s Wearhouse, Inc.
7.000% due 07/01/2022		5,750	5,836
MGM Resorts International
6.625% due 12/15/2021		8,000	8,480

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 10/01/2020		$4,750	$5,071
7.750% due 03/15/2022		5,000	5,575
8.625% due 02/01/2019		750	849
Midas Intermediate Holdco LLC
7.875% due 10/01/2022		1,500	1,504
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		4,000	4,190
Mobile Challenger Intermediate Group S.A. (8.750% Cash or 8.750% PIK)
8.750% due 03/15/2019 (b)	CHF	1,000	1,063
Modular Space Corp.
10.250% due 01/31/2019		$2,850	2,886
Mongolian Mining Corp.
8.875% due 03/29/2017		900	567
Monitchem Holdco S.A.
6.875% due 06/15/2022	EUR	5,000	6,301
MPH Acquisition Holdings LLC
6.625% due 04/01/2022		$8,000	8,100
Mueller Water Products, Inc.
8.750% due 09/01/2020		200	216
NBTY, Inc.
9.000% due 10/01/2018		1,500	1,568
Neiman Marcus Group Ltd. LLC
8.000% due 10/15/2021		4,000	4,180
New Academy Finance Co. LLC (8.000% Cash or 8.750% PIK)
8.000% due 06/15/2018 (b)		7,000	7,000
Newfield Exploration Co.
5.625% due 07/01/2024		1,250	1,347
Nexeo Solutions LLC
8.375% due 03/01/2018		1,250	1,244
Nielsen Finance LLC
4.500% due 10/01/2020		5,000	4,862
Norcell Sweden Holding AB
10.750% due 09/29/2019	EUR	2,925	4,156
Northern Blizzard Resources, Inc.
7.250% due 02/01/2022		$1,430	1,480
Novasep Holding S.A.S.
8.000% due 12/15/2016		1,063	1,049
Novelis, Inc.
8.750% due 12/15/2020		5,750	6,174
Numericable Group S.A.
5.375% due 05/15/2022	EUR	1,500	1,962
5.625% due 05/15/2024		1,800	2,353
6.000% due 05/15/2022		$5,000	5,044
6.250% due 05/15/2024		5,000	4,994
Oasis Petroleum, Inc.
6.500% due 11/01/2021		2,000	2,095
Ontex S.A.
9.000% due 04/15/2019	EUR	2,000	2,703
Pactiv LLC
7.950% due 12/15/2025		$2,000	2,120
Par Pharmaceutical Cos., Inc.
7.375% due 10/15/2020		12,750	13,356
Party City Holdings, Inc.
8.875% due 08/01/2020		8,000	8,680
Peabody Energy Corp.
6.250% due 11/15/2021		4,000	3,735
Perstorp Holding AB
8.750% due 05/15/2017		3,500	3,657
11.000% due 08/15/2017		10,750	11,126
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		5,000	5,275
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (b)		5,000	5,087
Pfleiderer GmbH
7.875% due 08/01/2019	EUR	7,500	9,047

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Phosphorus Holdco PLC (10.000% Cash or 10.000% PIK)
10.000% due 04/01/2019 (b)	GBP	2,000	$113
Pinnacle Entertainment, Inc.
7.500% due 04/15/2021		$4,000	4,180
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		3,164	3,069
Pinnacle Merger Sub, Inc.
9.500% due 10/01/2023		15,000	16,425
Pinnacle Operating Corp.
9.000% due 11/15/2020		1,000	1,070
Ply Gem Industries, Inc.
6.500% due 02/01/2022		12,750	12,160
PortAventura Entertainment Barcelona BV
7.250% due 12/01/2020	EUR	3,000	3,865
Post Holdings, Inc.
6.000% due 12/15/2022		$3,500	3,220
6.750% due 12/01/2021		4,250	4,037
PQ Corp.
8.750% due 05/01/2018		6,000	6,390
Premier Foods Finance PLC
6.500% due 03/15/2021	GBP	5,000	7,202
PVH Corp.
4.500% due 12/15/2022		$4,000	3,930
Range Resources Corp.
5.000% due 08/15/2022		1,500	1,538
5.000% due 03/15/2023		4,000	4,140
Regency Energy Partners LP
5.500% due 04/15/2023		3,750	3,825
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		5,000	5,112
6.875% due 02/15/2021		680	721
7.875% due 08/15/2019		1,000	1,065
8.250% due 02/15/2021		7,000	7,437
9.875% due 08/15/2019		2,750	2,973
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		2,170	2,333
Rockies Express Pipeline LLC
5.625% due 04/15/2020		2,000	2,080
Roofing Supply Group LLC
10.000% due 06/01/2020		3,500	3,710
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		1,250	1,269
5.750% due 05/15/2024		7,250	7,386
SAExploration Holdings, Inc.
10.000% due 07/15/2019		1,000	990
Samson Investment Co.
9.750% due 02/15/2020		5,000	4,562
SandRidge Energy, Inc.
7.500% due 02/15/2023		1,000	976
8.125% due 10/15/2022		2,000	2,008
SBA Communications Corp.
5.625% due 10/01/2019		1,250	1,275
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,023
Schaeffler Finance BV
3.250% due 05/15/2019	EUR	2,000	2,513
3.500% due 05/15/2022		3,500	4,411
4.750% due 05/15/2021		$4,000	4,010
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (b)	EUR	5,400	7,165
Scientific Games International, Inc.
6.250% due 09/01/2020		$1,750	1,470
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		250	266
Sealed Air Corp.
5.250% due 04/01/2023		2,000	1,970

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	103

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 12/01/2020		$3,000	$3,214
8.375% due 09/15/2021		2,500	2,788
Sensata Technologies BV
4.875% due 10/15/2023		4,000	3,880
6.500% due 05/15/2019		2,500	2,619
Sequa Corp.
7.000% due 12/15/2017		6,150	5,366
Serta Simmons Holdings LLC
8.125% due 10/01/2020		11,250	11,925
ServiceMaster Co.
7.000% due 08/15/2020		7,893	8,248
8.000% due 02/15/2020		2,600	2,763
Seven Seas Cruises S. de R.L. LLC
9.125% due 05/15/2019		250	269
SGD Group S.A.S.
5.625% due 05/15/2019	EUR	2,500	3,079
Shearer’s Foods LLC
9.000% due 11/01/2019		$4,500	4,916
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		9,175	8,831
Simmons Foods, Inc.
7.875% due 10/01/2021 (a)		5,000	4,962
SiTV LLC
10.375% due 07/01/2019		5,000	4,962
Smithfield Foods, Inc.
6.625% due 08/15/2022		4,000	4,240
Softbank Corp.
4.500% due 04/15/2020		4,000	4,005
Sophia LP
9.750% due 01/15/2019		8,125	8,775
Spectrum Brands, Inc.
6.625% due 11/15/2022		3,750	3,956
6.750% due 03/15/2020		2,500	2,613
Station Casinos LLC
7.500% due 03/01/2021		7,000	7,332
Steel Dynamics, Inc.
6.125% due 08/15/2019		1,000	1,061
6.375% due 08/15/2022		250	265
Studio City Finance Ltd.
8.500% due 12/01/2020		4,000	4,270
Sun Products Corp.
7.750% due 03/15/2021		12,500	9,656
SunGard Data Systems, Inc.
6.625% due 11/01/2019		3,500	3,517
7.625% due 11/15/2020		2,000	2,100
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	4,000	5,330
T-Mobile USA, Inc.
6.000% due 03/01/2023		$1,250	1,253
6.250% due 04/01/2021		3,000	3,041
6.375% due 03/01/2025		1,500	1,500
6.625% due 04/01/2023		4,750	4,881
6.731% due 04/28/2022		5,000	5,131
6.836% due 04/28/2023		2,500	2,578
Taminco Global Chemical Corp.
9.750% due 03/31/2020		3,500	3,859
Teine Energy Ltd.
6.875% due 09/30/2022		2,750	2,712
Tenet Healthcare Corp.
5.000% due 03/01/2019		1,500	1,485
8.000% due 08/01/2020		4,000	4,230
8.125% due 04/01/2022		8,000	8,800
Terex Corp.
6.500% due 04/01/2020		2,250	2,368
TES Finance PLC
6.750% due 07/15/2020	GBP	1,500	2,286

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TMF Group Holding BV
9.875% due 12/01/2019	EUR	5,250	$6,931
Townsquare Radio LLC
9.000% due 04/01/2019		$4,250	4,601
TransDigm, Inc.
6.000% due 07/15/2022		7,500	7,416
6.500% due 07/15/2024		8,500	8,479
7.500% due 07/15/2021		1,250	1,341
TransUnion Holding Co., Inc.
9.625% due 06/15/2018		3,000	3,097
TransUnion Holding Co., Inc. (8.125% Cash or 8.875% PIK)
8.125% due 06/15/2018 (b)		5,000	5,187
Triangle USA Petroleum Corp.
6.750% due 07/15/2022		3,500	3,434
Truven Health Analytics, Inc.
10.625% due 06/01/2020		5,000	5,300
Tullow Oil PLC
6.000% due 11/01/2020		4,000	4,020
Twinkle Pizza Holdings PLC
8.625% due 08/01/2022	GBP	2,750	4,327
Unilabs Subholding AB
8.500% due 07/15/2018	EUR	2,000	2,517
United Rentals North America, Inc.
7.625% due 04/15/2022		$2,500	2,744
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	5,000	6,719
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		3,050	4,363
Univision Communications, Inc.
5.125% due 05/15/2023		$3,000	3,052
6.750% due 09/15/2022		2,618	2,814
8.500% due 05/15/2021		9,000	9,562
UPC Holding BV
6.375% due 09/15/2022	EUR	8,000	10,917
6.750% due 03/15/2023		3,000	4,159
6.750% due 03/15/2023	CHF	3,800	4,368
8.375% due 08/15/2020	EUR	5,000	6,835
UPCB Finance Ltd.
6.625% due 07/01/2020		$2,500	2,625
USG Corp.
7.875% due 03/30/2020		1,000	1,084
8.375% due 10/15/2018		1,500	1,565
9.750% due 01/15/2018		4,296	5,005
Valeant Pharmaceuticals International
5.625% due 12/01/2021		4,000	3,995
6.375% due 10/15/2020		3,000	3,094
6.750% due 08/15/2021		4,000	4,165
7.000% due 10/01/2020		3,500	3,675
7.250% due 07/15/2022		5,375	5,691
7.500% due 07/15/2021		2,000	2,148
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (b)		2,500	2,619
VeriSign, Inc.
4.625% due 05/01/2023		2,500	2,425
Verisure Holding AB
8.750% due 12/01/2018	EUR	7,500	10,122
VWR Funding, Inc.
7.250% due 09/15/2017		$8,000	8,360
Walter Energy, Inc.
8.500% due 04/15/2021		1,750	543
Warren Resources, Inc.
9.000% due 08/01/2022		3,000	2,940
Watco Cos. LLC
6.375% due 04/01/2023		3,500	3,535

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (b)		$3,325	$3,425
Welltec A/S
8.000% due 02/01/2019		5,000	5,212
Wind Acquisition Finance S.A.
7.000% due 04/23/2021	EUR	4,750	6,197
7.375% due 04/23/2021		$1,500	1,511
Windstream Corp.
7.750% due 10/01/2021		1,250	1,338
Wise Metals Group LLC
8.750% due 12/15/2018		7,000	7,507
Wolverine World Wide, Inc.
6.125% due 10/15/2020		1,000	1,050
Wynn Las Vegas LLC
5.375% due 03/15/2022		4,000	4,090
Zobele Holding SpA
7.875% due 02/01/2018	EUR	2,000	2,640

			1,509,911

UTILITIES 6.9%
Access Midstream Partners LP
4.875% due 05/15/2023		$2,750	2,836
6.125% due 07/15/2022		500	538
AES Corp.
7.375% due 07/01/2021		2,000	2,250
8.000% due 10/15/2017		365	411
8.000% due 06/01/2020		2,000	2,305
American Energy-Permian Basin LLC
7.375% due 11/01/2021		3,750	3,450
Athlon Holdings LP
6.000% due 05/01/2022		2,000	2,150
7.375% due 04/15/2021		6,000	6,555
Calpine Corp.
5.375% due 01/15/2023		3,000	2,914
5.750% due 01/15/2025		3,000	2,914
EP Energy LLC
9.375% due 05/01/2020		7,500	8,212
MarkWest Energy Partners LP
4.500% due 07/15/2023		3,500	3,412
Midwest Generation LLC
8.560% due 01/02/2016		526	539
Millicom International Cellular S.A.
6.625% due 10/15/2021		2,000	2,085
NGPL PipeCo LLC
7.119% due 12/15/2017		1,500	1,508
9.625% due 06/01/2019		2,000	2,130
NRG Energy, Inc.
6.250% due 05/01/2024		1,250	1,259
6.625% due 03/15/2023		1,000	1,038
7.625% due 01/15/2018		3,500	3,859
7.875% due 05/15/2021		3,000	3,240
Parsley Energy LLC
7.500% due 02/15/2022		6,500	6,744
Sabine Oil & Gas LLC
9.750% due 02/15/2017		4,000	4,060
Sprint Capital Corp.
6.875% due 11/15/2028		7,000	6,720
6.900% due 05/01/2019		2,000	2,112
8.750% due 03/15/2032		7,500	8,222
Sprint Communications, Inc.
6.000% due 11/15/2022 (h)		14,000	13,632
7.000% due 03/01/2020		2,000	2,202
9.000% due 11/15/2018		2,500	2,897
Sprint Corp.
7.125% due 06/15/2024		7,125	7,205
7.250% due 09/15/2021		2,000	2,088

104	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 09/15/2023	$7,500	$7,987
Targa Resources Partners LP
4.250% due 11/15/2023	4,000	3,850
5.250% due 05/01/2023	2,750	2,812
6.375% due 08/01/2022	500	535
Telecom Italia Capital S.A.
6.375% due 11/15/2033	4,000	4,000
Telecom Italia SpA
5.303% due 05/30/2024	5,000	4,919
Virgin Media Finance PLC
6.000% due 10/15/2024 (a)	1,000	1,006

		134,596

Total Corporate Bonds & Notes (Cost $1,878,564)		1,873,009

	SHARES
COMMON STOCKS 0.0%

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (c)(g)	21,410	63
NVHL S.A. ‘B’ (c)(g)	21,410	63
NVHL S.A. ‘C’ (c)(g)	21,410	62

	SHARES	MARKET VALUE (000S)
NVHL S.A. ‘D’ (c)(g)	21,410	$62
NVHL S.A. ‘E’ (c)(g)	21,410	62
NVHL S.A. ‘F’ (c)(g)	21,410	62
NVHL S.A. ‘G’ (c)(g)	21,410	62
NVHL S.A. ‘H’ (c)(g)	21,410	62
NVHL S.A. ‘I’ (c)(g)	21,410	62
NVHL S.A. ‘J’ (c)(g)	21,410	62

Total Common Stocks (Cost $696)		622

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

U.S. TREASURY BILLS 0.0%
0.043% due 01/29/2015 - 04/02/2015 (d)(j)	$271	271

Total Short-Term Instruments (Cost $271)		271

Total Investments in Securities (Cost $1,922,688)		1,917,046

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.8%

SHORT-TERM INSTRUMENTS 2.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%
PIMCO Short-Term Floating NAV Portfolio	1,742,128	$17,432
PIMCO Short-Term Floating NAV Portfolio III	3,652,567	36,493

Total Short-Term Instruments (Cost $53,962)		53,925

Total Investments in Affiliates (Cost $53,962)		53,925

Total Investments 101.0% (Cost $1,976,650)		$1,970,971

Financial Derivative Instruments (i) 0.7% (Cost or Premiums, net $0)		14,392

Other Assets and Liabilities, net (1.7%)		(34,335)

Net Assets 100.0%		$1,951,028

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Security becomes interest bearing at a future date.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$69	$63	0.00%
NVHL S.A. ‘B’	03/09/2012	69	63	0.00%
NVHL S.A. ‘C’	03/09/2012	69	62	0.00%
NVHL S.A. ‘D’	03/09/2012	69	62	0.00%
NVHL S.A. ‘E’	03/09/2012	70	62	0.00%
NVHL S.A. ‘F’	03/09/2012	70	62	0.00%
NVHL S.A. ‘G’	03/09/2012	70	62	0.00%
NVHL S.A. ‘H’	03/09/2012	70	62	0.01%
NVHL S.A. ‘I’	03/09/2012	70	62	0.01%
NVHL S.A. ‘J’	03/09/2012	70	62	0.01%

		$696	$622	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
DEU	0.700%	09/29/2014	10/16/2014	$(12,450)	$(12,450)

Total Reverse Repurchase Agreements					$(12,450)

(1)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $2,828 at a weighted average interest rate of (2.307%).

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	105

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged as of September 30, 2014:

(h)	Securities with an aggregate market value of $13,633 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
DEU	$0	$(12,450)	$0	$0	$(12,450)	$13,633	$1,183

Total Borrowings and Other Financing Transactions	$0	$(12,450)	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		EUR	663	$		874	$37	$0
	10/2014		GBP	51,087			84,702	1,883	0
	10/2014	$		267,990		EUR	210,353	0	(2,304)
	10/2014			77,512		GBP	47,395	0	(677)
	11/2014		EUR	210,353	$		268,046	2,303	0
	11/2014		GBP	47,395			77,491	678	0
	11/2014	$		1,238		EUR	980	0	0
	11/2014			1,368		GBP	844	0	0

BPS	10/2014		EUR	749	$		976	30	0
	10/2014	$		6,519		EUR	4,970	0	(242)

BRC	10/2014			9,454			7,293	0	(242)
	10/2014			6,049		GBP	3,692	0	(64)
	11/2014			1,238		EUR	980	0	0
	11/2014			1,368		GBP	844	0	0

FBF	11/2014			1,468		EUR	1,153	0	(11)

GLM	10/2014		EUR	221,829	$		292,810	12,629	0
	11/2014	$		3,569		GBP	2,189	0	(21)

JPM	10/2014			1,058		EUR	822	0	(19)

RBC	10/2014		EUR	443	$		583	24	0
	10/2014	$		318		EUR	246	0	(8)
	11/2014			1,238			980	0	0
	11/2014			1,368		GBP	844	0	0

UAG	11/2014		CHF	6,708	$		7,425	396	0

Total Forward Foreign Currency Contracts								$17,980	$(3,588)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(j)	Securities with an aggregate market value of $271 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
BOA	$4,901	$0	$0	$4,901	$(2,981)	$0	$0	$(2,981)	$1,920	$(1,720)	$200
BPS	30	0	0	30	(242)	0	0	(242)	(212)	11	(201)
BRC	0	0	0	0	(306)	0	0	(306)	(306)	260	(46)
FBF	0	0	0	0	(11)	0	0	(11)	(11)	0	(11)
GLM	12,629	0	0	12,629	(21)	0	0	(21)	12,608	(11,170)	1,438
JPM	0	0	0	0	(19)	0	0	(19)	(19)	0	(19)

106	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
RBC	$24	$0	$0	$24	$(8)	$0	$0	$(8)	$16	$0	$16
UAG	396	0	0	396	0	0	0	0	396	(270)	126

Total Over the Counter	$17,980	$0	$0	$17,980	$(3,588)	$0	$0	$(3,588)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,980	$0	$17,980

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,588	$0	$3,588

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,978	$0	$13,978

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15,774	$0	$15,774

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$43,144	$0	$43,144
Corporate Bonds & Notes
Banking & Finance	0	228,502	0	228,502
Industrials	0	1,506,145	3,766	1,509,911
Utilities	0	134,057	539	134,596
Common Stocks
Health Care	0	0	622	622
Short-Term Instruments
U.S. Treasury Bills	0	271	0	271
	$0	$1,912,119	$4,927	$1,917,046

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$53,925	$0	$0	$53,925

Total Investments	$53,925	$1,912,119	$4,927	$1,970,971

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Financial Derivative Instruments - Assets
Over the counter	$0	$17,980	$0	$17,980

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(3,588)	$0	$(3,588)

Totals	$53,925	$1,926,511	$4,927	$1,985,363

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	107

Schedule of Investments PIMCO Long-Term Credit Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.9%

BANK LOAN OBLIGATIONS 7.4%
Activision Blizzard, Inc.
3.250% due 10/12/2020		$2,627	$2,625
Alliance Boots Holdings Ltd.
3.482% due 07/09/2015	GBP	15,615	25,314
Amaya Holdings B.V.
5.000% due 08/01/2021		$9,000	8,899
8.000% due 08/01/2022		3,500	3,549
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021		18,155	18,013
Burger King Corp.
TBD% due 09/04/2015		9,800	9,753
Crown Castle International Corp.
3.000% due 01/31/2021		31,877	31,501
CSC Holdings, Inc.
2.654% due 04/17/2020		3,162	3,070
Dell, Inc.
3.750% due 10/29/2018		3,423	3,385
4.500% due 04/29/2020		12,506	12,430
Delos Finance SARL
3.500% due 03/06/2021		11,000	10,899
Delta 2 (LUX) SARL
4.750% - 6.000% due 07/31/2021 (f)		3,000	2,962
Delta Air Lines, Inc.
TBD% due 09/30/2019		29,000	29,001
2.233% due 04/30/2018 (f)		3,923	3,944
2.233% due 04/30/2019 (f)		4,702	4,731
Dynegy Holdings, Inc.
TBD% due 09/15/2015		5,700	5,658
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		44,342	44,203
EP Energy LLC
3.500% due 05/24/2018		4,333	4,278
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		5,085	4,988
H.J. Heinz Co.
3.500% due 06/05/2020		30,243	29,926
HCA, Inc.
2.983% due 05/01/2018		349	346
Hertz Corp.
3.750% due 03/11/2018		1,965	1,934
International Aircraft Leasing and Trading
3.140% due 05/29/2015 (f)		21,500	21,455
Las Vegas Sands LLC
3.250% due 12/18/2020		51,097	50,820
MPH Acquisition Holdings LLC
4.000% due 03/31/2021		2,168	2,121
NGPL PipeCo LLC
6.750% due 09/15/2017		6,264	6,253
Norwegian Air Shuttle
TBD% - 6.110% due 12/31/2014 (f)		34,480	34,052
NRG Energy, Inc.
2.750% due 07/02/2018		6,982	6,865
Rexnord LLC
4.000% due 08/21/2020		2,475	2,440
Reynolds Group Holdings, Inc.
4.000% due 12/01/2018		2,948	2,921
Rise Ltd.
4.750% due 01/31/2021 (f)		7,805	7,920
RPI Finance Trust
3.250% due 05/09/2018		2,407	2,407
SBA Senior Finance LLC
3.250% due 03/24/2021		3,990	3,914
Seadrill Partners Finco LLC
4.000% due 02/21/2021		2,288	2,180

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Station Casinos LLC
4.250% due 03/02/2020		$2,098	$2,068
Texas Competitive Electric Holdings Co. LLC
TBD% - 3.750% due 05/05/2016		564	565
WR Grace & Co.
1.000% due 02/03/2021		821	817
3.000% due 02/03/2021		2,289	2,276
Ziggo BV
2.750% - 3.250% due 01/15/2022		2,500	2,434

Total Bank Loan Obligations (Cost $413,962)			412,917

CORPORATE BONDS & NOTES 65.7%

BANKING & FINANCE 23.8%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		800	803
Allstate Corp.
6.500% due 05/15/2067		1,400	1,543
American International Group, Inc.
8.175% due 05/15/2068		1,900	2,570
AmSouth Bancorp
6.750% due 11/01/2025		1,500	1,722
Aviation Loan Trust
2.344% due 12/15/2022		2,433	2,281
AyT Cedulas Cajas Global
4.750% due 05/25/2027	EUR	6,000	9,141
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (e)		15,800	21,055
9.000% due 05/09/2018 (e)		$6,400	6,816
Banco Continental SAECA
8.875% due 10/15/2017		1,000	1,086
Banco de Credito del Peru
5.375% due 09/16/2020		2,000	2,165
Banco de Credito e Inversiones
4.000% due 02/11/2023		1,000	991
Banco do Brasil S.A.
3.875% due 10/10/2022		8,700	8,091
Banco Espirito Santo S.A.
5.000% due 05/14/2019	EUR	1,800	2,178
5.000% due 05/21/2019		5,300	6,480
5.000% due 05/23/2019		5,000	6,035
5.875% due 11/09/2015		600	753
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)		4,000	5,520
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$20,500	21,499
Banco Votorantim S.A.
5.250% due 02/11/2016		2,800	2,912
Bank of America Corp.
4.875% due 04/01/2044		9,700	10,098
5.000% due 05/13/2021		1,200	1,320
5.700% due 01/24/2022		10,300	11,822
6.250% due 09/05/2024 (e)		23,000	22,971
6.875% due 04/25/2018		19,900	22,975
6.875% due 11/15/2018		3,846	4,498
7.750% due 05/14/2038		7,700	10,418
Bank One Capital
8.750% due 09/01/2030		275	385
Bankia S.A.
4.375% due 02/14/2017	EUR	100	136
Barclays Bank PLC
7.625% due 11/21/2022		$3,900	4,198
10.179% due 06/12/2021		6,940	9,475
14.000% due 06/15/2019 (e)	GBP	6,373	13,374
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	2,500	3,300

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BBVA Banco Continental S.A.
5.000% due 08/26/2022		$7,800	$8,170
BBVA Bancomer S.A.
4.500% due 03/10/2016		5,000	5,237
6.500% due 03/10/2021		10,250	11,224
6.750% due 09/30/2022		750	842
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		300	306
BioMed Realty LP
4.250% due 07/15/2022		3,000	3,072
Blackstone CQP Holdco LP
9.296% due 03/18/2019		13,261	13,264
BM&FBovespa S.A.
5.500% due 07/16/2020		4,000	4,370
BNP Paribas S.A.
7.195% due 06/25/2037 (e)		3,400	3,961
BPCE S.A.
4.625% due 07/11/2024		9,150	8,970
5.150% due 07/21/2024		3,100	3,202
Brown & Brown, Inc.
4.200% due 09/15/2024		5,800	5,844
Cantor Fitzgerald LP
7.875% due 10/15/2019		6,030	6,612
Cedulas Fondo de Titulizacion de Activos
4.250% due 04/10/2031	EUR	2,000	2,898
CIT Group, Inc.
4.250% due 08/15/2017		$1,000	1,012
6.625% due 04/01/2018		9,400	10,117
Citigroup, Inc.
5.950% due 01/30/2023 (e)		6,600	6,606
6.125% due 08/25/2036		800	920
6.300% due 05/15/2024 (e)		9,110	9,057
6.675% due 09/13/2043		5,000	6,150
8.125% due 07/15/2039		20,925	31,108
Credit Agricole S.A.
6.500% due 06/23/2021 (e)	EUR	7,100	9,069
7.875% due 01/23/2024 (e)		$32,900	33,332
8.375% due 10/13/2019 (e)		4,100	4,738
Credit Suisse
5.750% due 09/18/2025	EUR	1,700	2,359
6.500% due 08/08/2023		$27,617	30,103
Credit Suisse Group AG
6.250% due 12/18/2024 (e)		14,200	13,781
7.500% due 12/11/2023 (e)		5,300	5,578
Crown Castle International Corp.
5.250% due 01/15/2023		24,497	24,374
Deutsche Annington Finance BV
5.000% due 10/02/2023		1,100	1,171
Doctors Co.
6.500% due 10/15/2023		10,150	11,063
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		907	965
Eksportfinans ASA
2.000% due 09/15/2015		500	501
2.375% due 05/25/2016		3,500	3,513
5.500% due 06/26/2017		3,000	3,244
Essex Portfolio LP
3.250% due 05/01/2023		2,100	2,037
Exeter Finance Corp.
9.750% due 05/20/2019		6,300	6,300
Fidelity National Financial, Inc.
5.500% due 09/01/2022		12,425	13,520
First American Financial Corp.
4.300% due 02/01/2023		900	909
General Electric Capital Corp.
6.875% due 01/10/2039		11,650	15,711

108	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Genesis Energy LP
5.625% due 06/15/2024		$2,000	$1,932
Goldman Sachs Group, Inc.
4.000% due 03/03/2024		12,000	12,104
4.800% due 07/08/2044		3,500	3,533
5.250% due 07/27/2021		5,500	6,104
6.450% due 05/01/2036		1,000	1,168
6.750% due 10/01/2037		42,400	50,521
7.500% due 02/15/2019		5,500	6,566
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		5,300	6,167
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		3,000	3,457
HBOS PLC
6.000% due 11/01/2033		400	447
Health Care REIT, Inc.
5.125% due 03/15/2043		2,300	2,415
6.500% due 03/15/2041		5,000	6,280
HSBC Capital Funding LP
10.176% due 06/30/2030 (e)		5,600	8,456
HSBC Finance Corp.
6.676% due 01/15/2021		16,000	18,785
HSBC Holdings PLC
4.875% due 01/14/2022		1,800	2,006
6.375% due 09/17/2024 (e)		6,700	6,700
6.500% due 05/02/2036		3,225	3,952
6.800% due 06/01/2038		12,800	16,473
7.350% due 11/27/2032		1,550	2,013
7.625% due 05/17/2032		1,800	2,429
HSBC USA, Inc.
5.000% due 09/27/2020		7,000	7,662
International Lease Finance Corp.
7.125% due 09/01/2018		9,400	10,598
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		3,100	3,038
5.500% due 08/06/2022		8,100	8,039
5.650% due 03/19/2022		6,900	6,952
Jefferies Finance LLC
7.375% due 04/01/2020		6,100	6,268
Jefferies LoanCore LLC
6.875% due 06/01/2020		6,995	6,803
JPMorgan Chase & Co.
4.350% due 08/15/2021		4,550	4,872
5.000% due 07/01/2019 (e)		2,000	1,957
5.400% due 01/06/2042		200	228
5.625% due 08/16/2043		22,800	25,360
6.100% due 10/01/2024 (e)		14,700	14,597
6.125% due 04/30/2024 (e)		13,200	13,127
6.300% due 04/23/2019		4,000	4,643
6.750% due 02/01/2024 (e)		6,800	7,205
7.900% due 04/30/2018 (e)		14,300	15,594
JPMorgan Chase Bank N.A.
5.375% due 09/28/2016	GBP	3,000	5,204
KBC Bank NV
8.000% due 01/25/2023		$9,600	10,666
KGH Intermediate Holdco LLC
7.734% due 08/07/2019 (f)		3,300	3,300
8.500% due 08/08/2019 (f)		1,100	1,100
Kilroy Realty LP
3.800% due 01/15/2023		300	301
4.250% due 08/15/2029		3,000	2,974
Korea Development Bank
3.000% due 09/14/2022 (h)		5,800	5,680
3.500% due 08/22/2017		2,200	2,312
LBG Capital PLC
6.385% due 05/12/2020	EUR	1,900	2,557
7.625% due 12/09/2019	GBP	2,000	3,398
15.000% due 12/21/2019		3,200	7,366

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$3,750	$5,531
Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)		16,720	17,263
7.625% due 06/27/2023 (e)	GBP	3,537	5,763
Marsh & McLennan Cos., Inc.
4.050% due 10/15/2023		$2,500	2,627
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		6,000	9,298
MetLife Capital Trust
7.875% due 12/15/2067		11,950	15,356
MetLife, Inc.
10.750% due 08/01/2069		4,000	6,480
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		600	623
Nationstar Mortgage LLC
6.500% due 07/01/2021		1,300	1,245
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,873
Navient LLC
5.625% due 08/01/2033		17,600	14,872
Nippon Life Insurance Co.
5.000% due 10/18/2042		2,800	2,933
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		2,000	2,486
Ohio National Life Insurance Co.
6.875% due 06/15/2042		500	626
Pacific Life Insurance Co.
9.250% due 06/15/2039		41,875	65,272
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,389
Piper Jaffray Cos.
4.733% due 11/30/2015		5,100	5,139
Prudential Financial, Inc.
5.200% due 03/15/2044		6,000	6,064
5.625% due 05/12/2041		200	229
5.875% due 09/15/2042		4,500	4,792
QBE Capital Funding Ltd.
7.250% due 05/24/2041		14,000	15,281
Rabobank Group
6.875% due 03/19/2020	EUR	4,000	6,018
8.375% due 07/26/2016 (e)		$7,500	8,074
8.400% due 06/29/2017 (e)		3,900	4,305
11.000% due 06/30/2019 (e)		5,525	7,321
RCI Banque S.A.
3.500% due 04/03/2018		3,250	3,367
Regions Financial Corp.
7.375% due 12/10/2037		3,500	4,449
Rio Oil Finance Trust
6.250% due 07/06/2024		11,950	12,346
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		2,500	2,544
Santander Issuances S.A.U.
0.970% due 05/29/2019	EUR	8,300	10,312
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$1,410	1,432
5.499% due 07/07/2015		2,025	2,067
5.717% due 06/16/2021		13,050	12,813
6.125% due 02/07/2022		3,325	3,342
Simon Property Group LP
6.750% due 02/01/2040		350	470
SL Green Realty Corp.
4.500% due 12/01/2022		5,000	5,033
Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		5,800	5,934
6.850% due 12/16/2039		4,395	5,681

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	94	$168
Trust F/1401
6.950% due 01/30/2044		$5,000	5,462
UBS AG
4.750% due 05/22/2023		3,500	3,509
7.250% due 02/22/2022		10,000	10,710
7.625% due 08/17/2022		18,050	21,006
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	2,650	4,451
Wachovia Capital Trust
5.570% due 10/31/2014 (e)		$1,180	1,149
Wells Fargo & Co.
5.375% due 11/02/2043		12,000	13,177
5.900% due 06/15/2024 (e)		12,000	12,255
7.980% due 03/15/2018 (e)		1,033	1,136
Wells Fargo Bank N.A.
6.600% due 01/15/2038		11,700	15,677
Weyerhaeuser Co.
6.950% due 10/01/2027		16,922	20,951
7.375% due 03/15/2032		26,314	34,974
7.950% due 03/15/2025		200	252
8.500% due 01/15/2025		11,955	15,939

			1,330,596

INDUSTRIALS 29.4%
21st Century Fox America, Inc.
5.400% due 10/01/2043		2,900	3,181
6.150% due 02/15/2041		5,100	6,072
6.650% due 11/15/2037		4,250	5,345
6.900% due 08/15/2039		2,500	3,223
AbbVie, Inc.
4.400% due 11/06/2042		7,000	6,602
Actavis, Inc.
4.625% due 10/01/2042		6,500	5,962
ADT Corp.
3.500% due 07/15/2022		3,950	3,427
4.125% due 06/15/2023		6,700	5,980
4.875% due 07/15/2042		14,150	11,798
6.250% due 10/15/2021		2,650	2,749
Aetna, Inc.
4.750% due 03/15/2044		1,050	1,072
Air Canada Pass-Through Trust
4.125% due 11/15/2026		1,464	1,481
5.375% due 11/15/2022		4,231	4,337
Alberta Energy Co. Ltd.
7.375% due 11/01/2031		2,500	3,286
8.125% due 09/15/2030		2,350	3,253
Alliance Data Systems Corp.
5.250% due 12/01/2017		3,000	3,052
ALROSA Finance S.A.
7.750% due 11/03/2020		17,150	17,729
Altria Group, Inc.
4.250% due 08/09/2042		2,500	2,276
9.950% due 11/10/2038		3,923	6,506
10.200% due 02/06/2039		4,729	7,992
American Airlines Pass-Through Trust
5.250% due 07/31/2022		3,068	3,317
7.000% due 07/31/2019		1,188	1,271
Amgen, Inc.
4.950% due 10/01/2041		2,500	2,599
5.150% due 11/15/2041		28,767	30,475
5.375% due 05/15/2043		3,300	3,608
5.650% due 06/15/2042		3,000	3,420
5.750% due 03/15/2040		5,000	5,743
6.400% due 02/01/2039		15,690	19,245

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	109

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Anadarko Holding Co.
7.150% due 05/15/2028	$1,722	$2,207
Anadarko Petroleum Corp.
4.500% due 07/15/2044	20,000	19,348
6.450% due 09/15/2036	12,100	14,792
7.000% due 11/15/2027	600	719
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	1,800	1,740
5.375% due 04/15/2020	4,000	4,037
Arch Coal, Inc.
7.250% due 10/01/2020	4,182	2,290
7.250% due 06/15/2021	588	287
Asciano Finance Ltd.
6.000% due 04/07/2023	5,000	5,666
Ashland, Inc.
6.875% due 05/15/2043	31,985	33,504
Aviation Capital Group Corp.
3.875% due 09/27/2016	5,500	5,659
6.750% due 04/06/2021	2,300	2,628
7.125% due 10/15/2020	16,900	19,620
Axiall Corp.
4.875% due 05/15/2023	5,190	5,002
Barrick Gold Corp.
5.250% due 04/01/2042	12,200	11,238
5.800% due 11/15/2034	100	103
Barrick International Barbados Corp.
6.350% due 10/15/2036	1,297	1,379
Boston Scientific Corp.
7.375% due 01/15/2040	12,100	16,792
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	22,000	21,465
4.550% due 09/01/2044	11,400	11,438
California Resources Corp.
6.000% due 11/15/2024 (a)	13,975	14,394
Cameron International Corp.
7.000% due 07/15/2038	3,703	4,870
Canadian Oil Sands Ltd.
6.000% due 04/01/2042	8,400	9,705
CBS Corp.
4.900% due 08/15/2044	7,700	7,641
Cemex Espana Luxembourg
9.875% due 04/30/2019	4,283	4,776
Cemex S.A.B. de C.V.
5.875% due 03/25/2019	5,000	5,037
6.500% due 12/10/2019	3,900	4,036
Cenovus Energy, Inc.
6.750% due 11/15/2039	200	255
China Resources Gas Group Ltd.
4.500% due 04/05/2022	3,600	3,729
Cielo S.A.
3.750% due 11/16/2022	12,950	12,043
CITGO Petroleum Corp.
6.250% due 08/15/2022	1,600	1,668
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	7,100	5,041
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	5,000	5,200
CNOOC Finance Ltd.
3.875% due 05/02/2022	2,100	2,108
4.250% due 05/09/2043	4,200	3,955
Comcast Corp.
4.250% due 01/15/2033	15,000	15,230
6.450% due 03/15/2037	3,800	4,872
6.550% due 07/01/2039	8,800	11,540
6.950% due 08/15/2037	3,600	4,871
7.050% due 03/15/2033	10,725	14,423

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	$2,711	$2,772
4.150% due 10/11/2025	3,375	3,485
4.750% due 07/12/2022	249	267
7.250% due 05/10/2021	1,641	1,925
Continental Resources, Inc.
4.500% due 04/15/2023	10,750	11,157
4.900% due 06/01/2044	2,900	2,838
Corp. Nacional del Cobre de Chile
5.625% due 10/18/2043	1,900	2,096
COX Communications, Inc.
4.500% due 06/30/2043	400	378
4.700% due 12/15/2042	9,800	9,488
8.375% due 03/01/2039	5,500	7,845
CVS Pass-Through Trust
5.773% due 01/10/2033	999	1,131
5.789% due 01/10/2026	3,950	4,436
5.880% due 01/10/2028	1,648	1,858
6.943% due 01/10/2030	5,229	6,378
7.507% due 01/10/2032	34,531	44,023
D.R. Horton, Inc.
3.750% due 03/01/2019	6,950	6,811
4.750% due 02/15/2023	8,000	7,790
5.750% due 08/15/2023	6,000	6,240
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	3,495	4,090
Denbury Resources, Inc.
4.625% due 07/15/2023	8,175	7,603
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	16,575	24,230
Devon Energy Corp.
5.600% due 07/15/2041	2,650	2,965
7.950% due 04/15/2032	2,125	3,013
Devon Financing Corp. LLC
7.875% due 09/30/2031	1,176	1,630
Domtar Corp.
6.750% due 02/15/2044	2,000	2,187
Dow Chemical Co.
9.400% due 05/15/2039	7,000	11,152
Eagle Spinco, Inc.
4.625% due 02/15/2021	2,500	2,413
Eaton Corp.
4.150% due 11/02/2042	700	670
Ecopetrol S.A.
5.875% due 09/18/2023	900	996
7.375% due 09/18/2043	16,000	19,368
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	9,300	12,277
El Paso Pipeline Partners Operating Co. LLC
4.700% due 11/01/2042	3,950	3,523
7.500% due 11/15/2040	5,000	6,357
Empresa de Transporte de Pasajeros Metro S.A.
4.750% due 02/04/2024	2,400	2,497
Encana Corp.
5.150% due 11/15/2041	5,580	5,892
6.625% due 08/15/2037	4,000	5,020
7.200% due 11/01/2031	1,490	1,928
Energy Transfer Partners LP
7.500% due 07/01/2038	13,934	17,802
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	9,000	9,994
ENTEL Chile S.A.
4.875% due 10/30/2024	2,500	2,569
Enterprise Products Operating LLC
4.450% due 02/15/2043	18,697	18,113
4.850% due 03/15/2044	18,179	18,537
5.100% due 02/15/2045	9,000	9,530

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.125% due 10/15/2039		$700	$847
6.875% due 03/01/2033		500	647
7.034% due 01/15/2068		2,550	2,884
7.550% due 04/15/2038		4,014	5,505
8.375% due 08/01/2066		1,600	1,761
Fidelity National Information Services, Inc.
3.500% due 04/15/2023		2,000	1,975
Freeport-McMoRan Corp.
9.500% due 06/01/2031		2,000	2,720
General Electric Co.
4.500% due 03/11/2044		6,150	6,413
Georgia-Pacific LLC
7.750% due 11/15/2029		8,715	12,020
8.875% due 05/15/2031		9,820	14,735
Gerdau Trade, Inc.
5.750% due 01/30/2021		5,300	5,492
Gilead Sciences, Inc.
4.800% due 04/01/2044		550	583
GlaxoSmithKline Capital PLC
3.375% due 12/20/2027	GBP	2,500	3,961
Glencore Funding LLC
1.594% due 01/15/2019		$5,300	5,345
GLP Capital LP
5.375% due 11/01/2023		3,500	3,587
GNL Quintero S.A.
4.634% due 07/31/2029		600	600
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	4,475
Goldcorp, Inc.
5.450% due 06/09/2044		8,350	8,697
Harvest Operations Corp.
6.875% due 10/01/2017		5,680	5,950
HCA, Inc.
4.750% due 05/01/2023		2,500	2,450
5.000% due 03/15/2024		5,050	4,981
HD Supply, Inc.
8.125% due 04/15/2019		9,348	10,143
Hess Corp.
6.000% due 01/15/2040		1,500	1,792
7.300% due 08/15/2031		3,060	4,096
Hiland Partners LP
5.500% due 05/15/2022		4,945	4,821
7.250% due 10/01/2020		16,510	17,583
HJ Heinz Finance Co.
7.125% due 08/01/2039		1,773	1,915
Hospira, Inc.
5.200% due 08/12/2020		1,200	1,294
5.600% due 09/15/2040		3,000	3,201
5.800% due 08/12/2023		2,000	2,226
Imperial Tobacco Finance PLC
3.500% due 02/11/2023		2,575	2,522
Intel Corp.
4.000% due 12/15/2032		300	298
4.800% due 10/01/2041		900	942
International Paper Co.
8.700% due 06/15/2038		1,500	2,216
KazMunayGas National Co. JSC
5.750% due 04/30/2043		4,900	4,612
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		200	202
Kinder Morgan Energy Partners LP
5.500% due 03/01/2044		10,300	10,360
5.800% due 03/15/2035		1,000	1,054
6.500% due 02/01/2037		2,700	3,071
6.550% due 09/15/2040		3,300	3,811
6.950% due 01/15/2038		5,450	6,377
7.300% due 08/15/2033		25	30

110	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.400% due 03/15/2031		$100	$121
Kinder Morgan, Inc.
6.950% due 06/01/2028		3,795	4,262
7.250% due 06/01/2018		900	1,022
7.420% due 02/15/2037		2,980	3,546
7.800% due 08/01/2031		6,000	7,290
8.050% due 10/15/2030		3,825	4,590
Kraft Foods Group, Inc.
5.000% due 06/04/2042		17,700	18,575
6.500% due 02/09/2040		2,500	3,107
6.875% due 01/26/2039		2,947	3,779
Lender Processing Services, Inc.
5.750% due 04/15/2023		1,955	2,053
Magellan Midstream Partners LP
6.400% due 05/01/2037		900	1,137
Mallinckrodt International Finance S.A.
5.750% due 08/01/2022		3,600	3,640
Masco Corp.
7.750% due 08/01/2029		1,035	1,191
MCE Finance Ltd.
5.000% due 02/15/2021		2,000	1,930
McKesson Corp.
4.883% due 03/15/2044		1,850	1,912
Meccanica Holdings USA, Inc.
6.250% due 07/15/2019		5,500	5,941
6.250% due 01/15/2040		5,200	4,953
Metalloinvest Finance Ltd.
5.625% due 04/17/2020		13,000	11,911
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		3,800	4,313
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		8,150	8,537
Mongolian Mining Corp.
8.875% due 03/29/2017		1,835	1,156
Motorola Solutions, Inc.
5.500% due 09/01/2044		5,000	4,964
Nakilat, Inc.
6.067% due 12/31/2033		400	456
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (e)		11,000	11,495
NBCUniversal Media LLC
4.450% due 01/15/2043		6,700	6,744
5.950% due 04/01/2041		3,600	4,410
New Gold, Inc.
6.250% due 11/15/2022		7,000	7,122
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041		9,125	7,966
Newmont Mining Corp.
4.875% due 03/15/2042		2,000	1,692
Nexen Energy ULC
7.500% due 07/30/2039		1,180	1,633
Noble Holding International Ltd.
6.050% due 03/01/2041		6,400	6,502
6.200% due 08/01/2040		1,600	1,657
Numericable Group S.A.
5.625% due 05/15/2024	EUR	1,350	1,765
6.250% due 05/15/2024		$1,400	1,398
NVR, Inc.
3.950% due 09/15/2022		2,500	2,533
OJSC Novolipetsk Steel Via Steel Funding Ltd.
4.450% due 02/19/2018		1,000	973
ONEOK Partners LP
6.125% due 02/01/2041		3,900	4,451
6.650% due 10/01/2036		19,335	23,100
Oracle Corp.
4.500% due 07/08/2044		2,400	2,436

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Owens Corning
4.200% due 12/15/2022	$1,400	$1,428
Pacific Drilling Ltd.
7.250% due 12/01/2017	400	403
Pertamina Persero PT
6.450% due 05/30/2044	7,000	7,087
Petrobras International Finance Co. S.A.
6.875% due 01/20/2040	550	574
Pfizer, Inc.
7.200% due 03/15/2039	300	425
PHH Corp.
6.375% due 08/15/2021	2,000	1,970
Philip Morris International, Inc.
3.875% due 08/21/2042	2,600	2,367
6.375% due 05/16/2038	600	756
Pinnacol Assurance
8.625% due 06/25/2034 (f)	7,000	7,103
Pioneer Natural Resources Co.
7.200% due 01/15/2028	17,016	21,910
7.500% due 01/15/2020	4,800	5,845
Pride International, Inc.
6.875% due 08/15/2020	5,300	6,258
7.875% due 08/15/2040	5,500	7,082
QVC, Inc.
4.375% due 03/15/2023	2,500	2,499
4.850% due 04/01/2024	7,200	7,391
Regency Energy Partners LP
4.500% due 11/01/2023	4,465	4,342
5.750% due 09/01/2020	4,000	4,190
Reynolds American, Inc.
4.750% due 11/01/2042	700	668
6.150% due 09/15/2043	3,620	4,156
7.250% due 06/15/2037	660	832
Rockies Express Pipeline LLC
6.000% due 01/15/2019	4,255	4,468
6.850% due 07/15/2018	800	860
6.875% due 04/15/2040	4,190	4,567
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017	5,250	5,401
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,300	1,342
5.625% due 04/15/2023	1,770	1,797
5.750% due 05/15/2024	8,000	8,150
SABMiller Holdings, Inc.
4.950% due 01/15/2042	5,600	5,850
Schaeffler Finance BV
4.750% due 05/15/2021	13,850	13,885
Sinclair Television Group, Inc.
5.625% due 08/01/2024	3,500	3,386
Southern Copper Corp.
5.250% due 11/08/2042	1,800	1,708
Southern Natural Gas Co. LLC
7.350% due 02/15/2031	1,400	1,739
Southwestern Energy Co.
4.100% due 03/15/2022	3,420	3,515
Studio City Finance Ltd.
8.500% due 12/01/2020	6,400	6,832
Sunoco Logistics Partners Operations LP
6.100% due 02/15/2042	3,460	3,901
T-Mobile USA, Inc.
6.625% due 04/01/2023	4,700	4,829
Teck Resources Ltd.
5.400% due 02/01/2043	20,870	19,579
6.125% due 10/01/2035	1,341	1,397
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	6,400	8,132

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032		$1,275	$1,683
Tesco PLC
6.150% due 11/15/2037		1,300	1,341
Texas Eastern Transmission LP
7.000% due 07/15/2032		1,000	1,314
Time Warner Cable, Inc.
4.500% due 09/15/2042		9,200	9,114
5.250% due 07/15/2042	GBP	7,000	12,794
5.500% due 09/01/2041		$4,100	4,632
5.875% due 11/15/2040		4,950	5,845
6.550% due 05/01/2037		2,000	2,531
6.750% due 06/15/2039		4,300	5,543
7.300% due 07/01/2038		12,500	17,054
8.250% due 04/01/2019		6,330	7,872
Time Warner, Inc.
4.900% due 06/15/2042		3,700	3,711
6.200% due 03/15/2040		5,275	6,215
6.250% due 03/29/2041		16,000	18,934
6.500% due 11/15/2036		500	604
7.700% due 05/01/2032		2,190	3,009
Toll Brothers Finance Corp.
5.625% due 01/15/2024		100	103
Transocean, Inc.
6.500% due 11/15/2020		2,900	3,086
6.800% due 03/15/2038		11,522	11,317
Tullow Oil PLC
6.250% due 04/15/2022		3,000	2,936
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		1,500	1,511
4.625% due 12/03/2026		8,603	8,969
5.375% due 05/15/2023		10,150	10,505
6.750% due 12/03/2022		6,140	6,631
7.125% due 04/22/2025		1,820	2,111
8.000% due 04/01/2021		927	1,038
UAL Pass-Through Trust
10.400% due 05/01/2018		5,608	6,210
United Airlines Pass-Through Trust
4.300% due 02/15/2027		3,000	3,135
UnitedHealth Group, Inc.
3.950% due 10/15/2042		5,250	4,904
4.250% due 03/15/2043		5,750	5,639
4.625% due 11/15/2041		10,000	10,368
Universal Health Services, Inc.
4.750% due 08/01/2022		3,450	3,450
USG Corp.
6.300% due 11/15/2016		379	401
7.875% due 03/30/2020		6,200	6,719
9.750% due 01/15/2018		1,325	1,544
Vale S.A.
5.625% due 09/11/2042		5,300	5,212
Verisk Analytics, Inc.
4.125% due 09/12/2022		850	877
Viacom, Inc.
5.250% due 04/01/2044		1,550	1,608
5.850% due 09/01/2043		5,000	5,576
Videotron Ltd.
5.375% due 06/15/2024		700	695
Virgin Australia Trust
5.000% due 04/23/2025		5,025	5,238
6.000% due 04/23/2022		4,810	5,003
Wal-Mart Stores, Inc.
4.300% due 04/22/2044		1,900	1,922
Walter Energy, Inc.
8.500% due 04/15/2021		975	302
WellPoint, Inc.
4.625% due 05/15/2042		8,000	7,824

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	111

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Western Gas Partners LP
4.000% due 07/01/2022		$4,000	$4,099
Whiting Petroleum Corp.
5.000% due 03/15/2019		500	514
5.750% due 03/15/2021		100	106
Williams Cos., Inc.
7.875% due 09/01/2021		458	553
8.750% due 03/15/2032		2,416	3,073
Williams Partners LP
4.900% due 01/15/2045		13,500	13,219
5.400% due 03/04/2044		2,500	2,661
6.300% due 04/15/2040		2,000	2,338
WMG Acquisition Corp.
6.000% due 01/15/2021		630	641
Wynn Las Vegas LLC
4.250% due 05/30/2023		11,700	11,144
Wynn Macau Ltd.
5.250% due 10/15/2021		24,860	24,114

			1,648,156

UTILITIES 12.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		13,450	15,165
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039		6,627	6,983
American Transmission Systems, Inc.
5.000% due 09/01/2044		1,900	1,919
Anadarko Finance Co.
7.500% due 05/01/2031		5,500	7,468
Appalachian Power Co.
6.375% due 04/01/2036		7,850	10,117
6.700% due 08/15/2037		2,300	3,006
7.000% due 04/01/2038		500	680
AT&T, Inc.
4.300% due 12/15/2042		11,713	10,746
4.350% due 06/15/2045		13,074	12,066
6.500% due 09/01/2037		500	613
6.550% due 02/15/2039		36,783	46,284
BG Energy Capital PLC
6.500% due 11/30/2072		3,400	3,708
British Telecommunications PLC
9.625% due 12/15/2030		1,300	2,046
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		4,915	5,259
Cleco Power LLC
6.000% due 12/01/2040		6,100	7,256
Electricite de France S.A.
4.875% due 01/22/2044		4,850	5,145
5.250% due 01/29/2023 (e)		300	306
5.625% due 01/22/2024 (e)		2,800	2,915
EnBW Energie Baden-Wuerttemberg AG
7.375% due 04/02/2072	EUR	1,500	2,115
Exelon Generation Co. LLC
5.600% due 06/15/2042		$6,058	6,477
FirstEnergy Corp.
7.375% due 11/15/2031		8,155	9,666
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		3,000	3,309
FirstEnergy Transmission LLC
5.450% due 07/15/2044		2,500	2,541
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		2,000	1,732
6.000% due 11/27/2023		3,125	2,969
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028 (h)		5,000	4,475
6.510% due 03/07/2022		13,000	13,292

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.250% due 04/23/2019		$20,000	$22,976
Jersey Central Power & Light Co.
6.150% due 06/01/2037		250	293
Koninklijke KPN NV
8.375% due 10/01/2030		4,100	5,670
MarkWest Energy Partners LP
4.500% due 07/15/2023		22,647	22,081
Narragansett Electric Co.
4.170% due 12/10/2042		5,300	5,158
NGPL PipeCo LLC
7.119% due 12/15/2017		9,040	9,085
7.768% due 12/15/2037		4,585	4,757
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		5,600	5,532
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		800	816
6.604% due 02/03/2021		10,600	10,786
Ohio Edison Co.
6.875% due 07/15/2036		1,900	2,493
8.250% due 10/15/2038		2,950	4,578
Orange S.A.
5.500% due 02/06/2044		2,925	3,197
9.000% due 03/01/2031		600	886
Pacific Gas & Electric Co.
5.400% due 01/15/2040		1,800	2,061
Petrobras Global Finance BV
5.625% due 05/20/2043		2,200	1,961
6.250% due 03/17/2024		15,600	16,346
Petroleos Mexicanos
6.375% due 01/23/2045		4,000	4,533
Plains All American Pipeline LP
4.300% due 01/31/2043		3,050	2,897
4.700% due 06/15/2044		5,500	5,469
5.150% due 06/01/2042		15,200	16,269
Progress Energy, Inc.
7.750% due 03/01/2031		600	845
PSEG Power LLC
8.625% due 04/15/2031		1,500	2,161
Public Service Co. of Oklahoma
6.625% due 11/15/2037		400	528
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027		5,950	6,962
Rosneft Finance S.A.
7.250% due 02/02/2020		3,700	3,857
7.875% due 03/13/2018		14,150	15,158
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		13,000	12,870
5.500% due 04/08/2044		12,100	12,796
Severn Trent Utilities Finance PLC
6.125% due 02/26/2024	GBP	9,000	17,699
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		$19,200	19,761
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,452
Sprint Communications, Inc.
6.000% due 11/15/2022		900	876
Sprint Corp.
7.125% due 06/15/2024		10,500	10,618
7.875% due 09/15/2023		1,000	1,065
SSE PLC
5.625% due 10/01/2017 (e)	EUR	1,000	1,377
Targa Resources Partners LP
6.875% due 02/01/2021		$7,450	7,990
Telecom Italia Capital S.A.
7.200% due 07/18/2036		5,000	5,381
7.721% due 06/04/2038		3,801	4,295

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tokyo Electric Power Co., Inc.
1.550% due 10/29/2014	JPY	50,000	$456
1.565% due 10/29/2014		50,000	456
5.050% due 11/28/2014		60,000	550
Verizon Communications, Inc.
3.850% due 11/01/2042		$16,675	14,621
4.862% due 08/21/2046		13,207	13,277
5.012% due 08/21/2054		79,666	80,390
6.000% due 04/01/2041		2,700	3,156
6.400% due 09/15/2033		12,382	15,093
6.550% due 09/15/2043		79,393	99,337
VimpelCom Holdings BV
5.950% due 02/13/2023		8,000	7,380
Yellowstone Energy LP
5.750% due 12/31/2026		1,829	1,714

			699,223

Total Corporate Bonds & Notes (Cost $3,540,229)			3,677,975

MUNICIPAL BONDS & NOTES 5.9%

CALIFORNIA 2.8%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		6,600	8,848
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050		9,100	13,079
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,300	2,734
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		13,600	19,022
7.350% due 11/01/2039		1,700	2,389
7.500% due 04/01/2034		165	236
7.550% due 04/01/2039		8,195	11,958
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		8,300	12,281
7.950% due 03/01/2036		9,300	11,353
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		2,600	3,530
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041		700	896
East Bay Municipal Utility District Water System, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040		5,200	6,609
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		500	655
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042		2,300	3,171
6.750% due 08/01/2049		6,400	9,160
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		5,000	6,431
7.618% due 08/01/2040		4,500	6,215
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039		1,100	1,347
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034		6,200	8,307
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027		1,700	2,071

112	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	$600	$740
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	3,000	3,413
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	400	524
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	5,050	6,596
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	2,500	2,739
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036	300	368
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	3,500	3,885
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	300	373
6.296% due 05/15/2050	200	231
Upland Community Facilities District, California Special Tax Bonds, Series 2012
3.875% due 09/01/2024	1,815	1,807
4.250% due 09/01/2028	2,450	2,461
5.000% due 09/01/2031	325	348
5.000% due 09/01/2034	1,000	1,069

		154,846

FLORIDA 0.1%
Florida State Turnpike Enterprise Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	4,000	4,629

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	10,200	12,554

ILLINOIS 0.0%
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,391

INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	1,020
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	2,000	2,531

		3,551

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	3,200	3,669

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	400	573

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	$1,700	$2,360
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	1,003

		3,936

NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	400	598
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	3,300	4,220
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,300	4,938
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	15,390
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	2,200	2,422
5.882% due 06/15/2044	3,000	3,797
6.011% due 06/15/2042	6,300	8,066
6.124% due 06/15/2042	700	790
6.491% due 06/15/2042	400	462
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	10,300	11,100
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	800	934

		52,717

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	2,300	2,594

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	2,500	3,044
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	600	722
6.270% due 02/15/2050	6,495	7,977
7.834% due 02/15/2041	4,990	7,153
8.084% due 02/15/2050	1,000	1,557

		20,453

PENNSYLVANIA 0.3%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	13,096
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	2,750	3,386
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	1,800	1,867

		18,349

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TENNESSEE 0.1%
Tennessee State School Bond Authority Revenue Bonds, Series 2010
4.848% due 09/15/2027	$6,260	$6,996

TEXAS 0.7%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	8,500	9,529
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	1,000	1,108
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	3,900	4,513
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,000	5,070
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,000	9,657
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030	8,400	9,862

		39,739

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,100	1,339

Total Municipal Bonds & Notes (Cost $276,884)		327,763

U.S. TREASURY OBLIGATIONS 30.1%
U.S. Treasury Bonds
2.750% due 08/15/2042 (h)(j)	191,000	175,063
2.750% due 11/15/2042 (h)(j)	181,300	165,946
3.125% due 02/15/2042 (j)	13,600	13,473
3.375% due 05/15/2044	11,000	11,359
3.625% due 08/15/2043 (h)(j)	119,400	129,101
3.625% due 02/15/2044 (h)	85,450	92,380
3.750% due 11/15/2043 (h)	762,465	843,000
4.375% due 02/15/2038 (h)(j)(l)	114,000	138,430
U.S. Treasury Notes
2.250% due 04/30/2021 (h)(j)(l)	80,225	80,654
U.S. Treasury Strips
0.000% due 11/15/2042	62,400	24,581
0.000% due 08/15/2043 (j)	300	115
0.000% due 11/15/2043	12,150	4,621
0.000% due 02/15/2044	18,500	6,970

Total U.S. Treasury Obligations (Cost $1,582,184)		1,685,693

MORTGAGE-BACKED SECURITIES 1.6%
Banc of America Funding Trust
5.500% due 01/25/2036	860	896
5.750% due 03/25/2036	724	718
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.349% due 09/10/2047	1,710	1,761
Bear Stearns Adjustable Rate Mortgage Trust
2.606% due 11/25/2034	2,695	2,611
Bear Stearns ALT-A Trust
2.469% due 11/25/2034	133	130

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	113

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		$6,200	$6,818
Berica Residential MBS SRL
0.616% due 03/31/2048	EUR	12,909	15,955
Chase Mortgage Finance Trust
4.977% due 12/25/2037		$810	796
Citigroup Mortgage Loan Trust, Inc.
0.395% due 11/25/2036		2,736	2,461
2.514% due 10/25/2035		1,560	1,561
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		2,590	2,769
Countrywide Alternative Loan Trust
0.485% due 09/25/2035		1,485	1,263
0.535% due 08/25/2036		136	136
Countrywide Home Loan Mortgage Pass-Through Trust
2.341% due 04/20/2035		46	47
5.500% due 03/25/2035		1,075	1,133
Deutsche ALT-A Securities, Inc.
0.295% due 07/25/2047		546	469
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		1,920	1,967
GS Mortgage Securities Trust
5.560% due 11/10/2039		2,500	2,679
GSMPS Mortgage Loan Trust
0.505% due 03/25/2035		1,823	1,608
GSR Mortgage Loan Trust
2.652% due 04/25/2035		1,449	1,457
HomeBanc Mortgage Trust
0.425% due 10/25/2035		692	627
Homestar Mortgage Acceptance Corp.
0.605% due 07/25/2034		128	127
Impac CMB Trust
0.795% due 10/25/2033		9	9
IndyMac Mortgage Loan Trust
0.455% due 07/25/2035		839	755
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		3,428	3,695
JPMorgan Mortgage Trust
1.990% due 11/25/2033		45	45
JPMorgan Resecuritization Trust
2.618% due 09/26/2036		3,970	3,496
Merrill Lynch Mortgage Investors Trust
1.572% due 10/25/2035		112	111
2.195% due 05/25/2033		24	24
Morgan Stanley Capital Trust
5.692% due 04/15/2049		1,395	1,517
Morgan Stanley Re-REMIC Trust
5.500% due 08/26/2047		892	931
Mortgages PLC
1.020% due 10/31/2038	GBP	3,683	5,842
NAAC Reperforming Loan REMIC Trust Certificates
0.605% due 02/25/2035		$2,496	2,105
Nomura Asset Acceptance Corp.
0.725% due 02/25/2035		1,800	1,551
2.877% due 08/25/2035		1,232	1,206
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,312
Residential Accredit Loans, Inc. Trust
3.022% due 03/25/2035 ^		1,219	1,024
3.194% due 02/25/2035		1,738	1,405
5.750% due 01/25/2034		5,532	5,751
Residential Funding Mortgage Securities, Inc. Trust
3.223% due 02/25/2036 ^		1,175	1,058
Sequoia Mortgage Trust
0.841% due 05/20/2034		1,936	1,871
Structured Adjustable Rate Mortgage Loan Trust
2.519% due 03/25/2034		51	52

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wachovia Bank Commercial Mortgage Trust
4.935% due 04/15/2042	$870	$876
WaMu Mortgage Pass-Through Certificates Trust
0.595% due 07/25/2044	910	851
1.623% due 11/25/2041	417	413
Wells Fargo Mortgage-Backed Securities Trust
2.482% due 12/25/2033	69	69
2.615% due 01/25/2035	1,977	1,982

Total Mortgage-Backed Securities (Cost $81,996)		87,940

ASSET-BACKED SECURITIES 1.9%
Access Group, Inc.
1.534% due 10/27/2025	576	580
ACE Securities Corp.
0.950% due 01/25/2035	1,738	1,674
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	32,060	33,710
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.545% due 03/25/2036	1,280	1,091
0.605% due 07/25/2035	2,200	1,962
0.625% due 10/25/2035	1,000	938
1.025% due 07/25/2034	749	670
1.205% due 11/25/2034	2,008	1,902
Asset-Backed Securities Corp. Home Equity Loan Trust
0.795% due 07/25/2035	2,000	1,826
Bayview Financial Acquisition Trust
6.101% due 05/28/2037	123	124
Bear Stearns Asset-Backed Securities Trust
0.475% due 01/25/2047	1,100	998
0.575% due 12/25/2035	2,000	1,587
0.895% due 01/25/2034	12	12
Countrywide Asset-Backed Certificates
0.505% due 04/25/2036	5,079	5,003
0.755% due 08/25/2035	1,212	1,196
0.875% due 07/25/2034	2,000	1,893
0.905% due 03/25/2034	1,418	1,364
First Franklin Mortgage Loan Trust
0.415% due 11/25/2036	1,362	1,347
0.635% due 05/25/2035	1,000	928
0.645% due 09/25/2035	4,300	4,032
First NLC Trust
0.860% due 12/25/2035	1,873	1,779
GSAMP Trust
1.025% due 11/25/2034	1,124	1,042
Home Equity Asset Trust
1.205% due 07/25/2035	2,200	2,045
IXIS Real Estate Capital Trust
0.935% due 06/25/2035	1,261	1,232
Lehman XS Trust
0.955% due 10/25/2035	824	782
Merrill Lynch Mortgage Investors Trust
0.375% due 08/25/2036	1,000	961
Morgan Stanley ABS Capital, Inc. Trust
0.465% due 12/25/2035	3,041	2,754
0.475% due 11/25/2035	2,315	2,276
Morgan Stanley Home Equity Loan Trust
0.625% due 08/25/2035	1,045	1,002
New Century Home Equity Loan Trust
0.665% due 07/25/2035	2,200	1,934
Option One Mortgage Loan Trust Asset-Backed Certificates
0.735% due 02/25/2032	1,046	992
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.655% due 07/25/2035	3,000	2,967

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.685% due 07/25/2035		$2,200	$1,912
RAAC Trust
0.495% due 08/25/2036		800	709
0.535% due 10/25/2046		205	183
0.635% due 03/25/2037		3,478	3,368
Residential Asset Mortgage Products Trust
0.405% due 08/25/2046		1,800	1,520
Residential Asset Securities Corp. Trust
0.555% due 12/25/2035		1,300	1,185
0.595% due 11/25/2035		200	176
0.615% due 10/25/2035		354	322
Salomon Mortgage Loan Trust
1.055% due 11/25/2033		37	35
Saxon Asset Securities Trust
0.950% due 03/25/2035		1,971	1,807
SLM Student Loan Trust
1.734% due 04/25/2023		10,874	11,280
Springleaf Funding Trust
3.920% due 01/16/2023		2,500	2,540

Total Asset-Backed Securities (Cost $101,771)			107,640

SOVEREIGN ISSUES 3.4%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		3,300	3,320
Brazil Government International Bond
5.000% due 01/27/2045		22,710	21,461
5.625% due 01/07/2041		2,600	2,697
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	60,952	22,625
10.000% due 01/01/2023		144	52
10.000% due 01/01/2025		215,800	76,925
Export-Import Bank of Korea
4.000% due 01/11/2017		$2,800	2,955
Indonesia Government International Bond
6.750% due 01/15/2044		1,500	1,759
Italy Buoni Poliennali Del Tesoro
5.500% due 11/01/2022	EUR	7,000	11,130
Junta de Castilla y Leon
6.270% due 02/19/2018		3,200	4,774
6.505% due 03/01/2019		3,500	5,455
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	34,127	2,718
4.000% due 11/08/2046 (d)		63,490	5,128
4.500% due 11/22/2035 (d)		67,426	5,811
Qatar Government International Bond
6.400% due 01/20/2040		$3,000	3,739
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	14,000	19,096

Total Sovereign Issues (Cost $190,248)			189,645

		SHARES
COMMON STOCKS 1.9%

CONSUMER DISCRETIONARY 1.5%
Amaya Gaming Group, Inc. (b)(f)		416,968	11,519
Las Vegas Sands Corp.		276,304	17,189
Melco Crown Entertainment Ltd. - ADR		742,069	19,509
MGM Resorts International (b)		749,658	17,077
Wynn Resorts Ltd.		94,123	17,609

			82,903

114	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000S)
ENERGY 0.3%
Cheniere Energy, Inc. (b)	216,168	$17,300

INDUSTRIALS 0.1%
USG Corp. (b)	203,866	5,604

Total Common Stocks (Cost $110,515)		105,807

PREFERRED SECURITIES 1.0%

BANKING & FINANCE 0.8%
AgriBank FCB
6.875% due 01/01/2024 (e)	40,000	4,275
Ally Financial, Inc.
7.000% due 10/30/2014 (e)	17,938	18,045
8.500% due 05/15/2016 (e)	109,129	2,943
Citigroup Capital
7.875% due 10/30/2040	22,514	606
GMAC Capital Trust
8.125% due 02/15/2040	434,075	11,551
Reinsurance Group of America, Inc.
6.200% due 09/15/2042	110,000	3,026
State Street Corp.
5.900% due 03/15/2024 (e)	220,000	5,637

		46,083

UTILITIES 0.2%
DTE Energy Co.
5.250% due 12/01/2062	2,950	68
Entergy Arkansas, Inc.
4.750% due 06/01/2063	39,925	876

		SHARES	MARKET VALUE (000S)
Entergy Texas, Inc.
5.625% due 06/01/2064		142,184	$3,483
SCE Trust
5.625% due 06/15/2017 (e)		18,000	423
5.750% due 03/15/2024 (e)		207,000	5,434

			10,284

Total Preferred Securities (Cost $54,726)			56,367

REAL ESTATE INVESTMENT TRUSTS 0.2%

FINANCIALS 0.2%
American Realty Capital Properties, Inc.		449,541	5,421
American Residential Properties, Inc.		313,786	5,755

Total Real Estate Investment Trusts (Cost $12,084)			11,176

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.8%

CERTIFICATES OF DEPOSIT 0.5%
Intesa Sanpaolo SpA
1.614% due 04/11/2016		$25,700	25,935

REPURCHASE AGREEMENTS (g) 0.0%
			2,517

GREECE TREASURY BILLS 0.1%
2.123% due 12/12/2014 - 02/06/2015 (c)	EUR	5,500	6,927

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.2%
0.042% due 01/08/2015 - 03/26/2015 (c)(h)(j)(l)	$9,363	$9,362

Total Short-Term Instruments (Cost $44,948)		44,741

Total Investments in Securities (Cost $6,409,547)		6,707,664

	SHARES
INVESTMENTS IN AFFILIATES 5.3%

SHORT-TERM INSTRUMENTS 5.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%
PIMCO Short-Term Floating NAV Portfolio	13,992,866	140,013
PIMCO Short-Term Floating NAV Portfolio III	15,927,589	159,132

Total Short-Term Instruments (Cost $299,150)		299,145

Total Investments in Affiliates (Cost $299,150)		299,145

Total Investments 125.2% (Cost $6,708,697)		$7,006,809

Financial Derivative Instruments (i)(k) 0.6% (Cost or Premiums, net $(6,581))		34,396

Other Assets and Liabilities, net (25.8%)		(1,446,565)

Net Assets 100.0%		$5,594,640

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amaya Gaming Group, Inc.	09/08/2014 - 09/11/2014	$12,926	$11,519	0.21%
Delta 2 (LUX) SARL 4.750% - 6.000% due 07/31/2021	07/30/2014	3,000	2,962	0.06%
Delta Air Lines, Inc. 2.233% due 04/30/2018	05/05/2014	3,923	3,944	0.07%
Delta Air Lines, Inc. 2.233% due 04/30/2019	05/05/2014	4,702	4,731	0.08%
International Aircraft Leasing and Trading 3.140% due 05/29/2015	05/29/2014	21,500	21,455	0.38%
KGH Intermediate Holdco LLC 7.734% due 08/07/2019	08/07/2014	3,214	3,300	0.06%
KGH Intermediate Holdco LLC 8.500% due 08/08/2019	08/07/2014	1,100	1,100	0.02%
Norwegian Air Shuttle 0.000% due 12/31/2014	06/25/2014	34,479	34,052	0.61%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	7,000	7,103	0.13%
Rise Ltd. 4.750% due 01/31/2021	02/11/2014	7,861	7,920	0.14%

		$99,705	$98,086	1.76%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	115

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$2,517	U.S. Treasury Notes 1.500% due 02/28/2019	$(2,569)	$2,517	$2,517

Total Repurchase Agreements						$(2,569)	$2,517	$2,517

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	0.100%	09/29/2014	10/06/2014	$(18,833)	$(18,833)
IND	0.170%	09/04/2014	10/03/2014	(181,125)	(181,149)
JML	(1.000%)	09/15/2014	09/11/2016	(3,950)	(3,948)
JPS	0.170%	09/17/2014	10/01/2014	(67,194)	(67,198)
	0.200%	09/18/2014	10/02/2014	(130,363)	(130,373)
MEI	(0.350%)	08/01/2014	07/31/2016	(3,994)	(3,992)

Total Reverse Repurchase Agreements					$(405,493)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.140%	08/21/2014	10/21/2014	$(105,335)	$(105,524)
	0.160%	09/19/2014	10/20/2014	(57,626)	(57,730)
	0.180%	09/12/2014	10/08/2014	(72,010)	(72,064)
BPG	0.120%	08/27/2014	10/08/2014	(199,052)	(199,201)
	0.190%	09/30/2014	10/14/2014	(32,904)	(32,939)
	0.200%	09/30/2014	10/10/2014	(9,306)	(9,314)
FOB	0.100%	10/01/2014	10/10/2014	(12,690)	(12,701)
GSC	0.140%	08/28/2014	10/14/2014	(165,809)	(166,025)
	0.150%	09/08/2014	10/08/2014	(97,740)	(97,816)
	0.150%	09/18/2014	10/17/2014	(62,552)	(62,650)
	0.160%	09/15/2014	10/15/2014	(75,734)	(75,838)
	0.160%	09/25/2014	10/15/2014	(46,306)	(46,346)
	0.190%	09/16/2014	10/07/2014	(49,025)	(49,056)
	0.230%	09/24/2014	10/08/2014	(61,686)	(61,727)
	0.240%	09/25/2014	10/09/2014	(84,912)	(84,977)
MSC	0.270%	09/26/2014	10/03/2014	(24,587)	(24,593)
TDM	0.210%	09/23/2014	10/06/2014	(10,252)	(10,257)

Total Sale-Buyback Transactions					$(1,168,758)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $1,252,471 at a weighted average interest rate of 0.107%.
(3)	Payable for sale-buyback transactions includes $1,072 of deferred price drop on sale-buyback transactions.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(h)	Securities with an aggregate market value of $1,569,799 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
DEU	$0	$(18,833)	$0	$0	$(18,833)	$18,700	$(133)
IND	0	(181,149)	0	0	(181,149)	178,006	(3,143)
JML	0	(3,948)	0	0	(3,948)	3,917	(31)

116	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
JPS	$0	$(197,571)	$0	$0	$(197,571)	$194,742	$(2,829)
MEI	0	(3,992)	0	0	(3,992)	4,010	18
SSB	2,517	0	0	0	2,517	(2,569)	(52)

Master Securities Forward Transaction Agreement
BCY	0	0	(235,317)	0	(235,317)	232,297	(3,020)
BPG	0	0	(241,454)	0	(241,454)	237,443	(4,011)
FOB	0	0	(12,701)	0	(12,701)	12,541	(160)
GSC	0	0	(644,436)	0	(644,436)	634,587	(9,849)
MSC	0	0	(24,593)	0	(24,593)	24,529	(64)
TDM	0	0	(10,257)	0	(10,257)	10,357	100

Total Borrowings and Other Financing Transactions	$2,517	$(405,493)	$(1,168,758)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Call Options Strike @ EUR 151.000 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	87	$(26)	$0	$(8)
Euro-Bund 10-Year Bond December Futures	Long	12/2014	148	128	48	0
Put Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	87	24	3	0
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	256	(104)	0	(104)
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2014	6	0	0	0

Total Futures Contracts				$22	$51	$(112)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$	119,790	$7,305	$(2,455)	$730	$0
CDX.IG-22 5-Year Index	1.000%	06/20/2019		1,797,350	29,290	1,154	2,050	0
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	200,000	4,336	550	0	(22)
iTraxx Europe Crossover 20 5-Year Index	5.000%	12/20/2018		7,950	1,135	(24)	30	0

					$42,066	$(775)	$2,810	$(22)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.960%	04/24/2023	$	50,700	$1,832	$1,973	$51	$0
Receive	3-Month USD-LIBOR	1.920%	05/01/2023		15,200	610	651	15	0
Receive	3-Month USD-LIBOR	2.700%	05/21/2024		117,500	(1,932)	(1,408)	155	0
Receive	3-Month USD-LIBOR	2.700%	07/18/2024		140,000	(1,511)	(1,008)	191	0
Pay	3-Month USD-LIBOR	2.900%	04/24/2043		122,000	(5,645)	(6,445)	0	(673)
Pay	3-Month USD-LIBOR	2.860%	05/01/2043		2,200	(121)	(136)	0	(12)
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017	AUD	211,400	214	411	198	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	117

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	124,900	$(574)	$(336)	$0	$(2)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025		105,400	(81)	(1,038)	0	(108)
Receive	6-Month GBP-LIBOR	2.750%	03/18/2025	GBP	87,700	(1,753)	408	0	(578)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	7,520,000	(2,686)	(3,013)	52	0
Receive	6-Month JPY-LIBOR	1.000%	09/20/2024		4,420,000	73	(2)	35	0
Receive	6-Month JPY-LIBOR	1.750%	03/21/2043		154,000	(36)	(125)	4	0
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MXN	23,300	83	(5)	5	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		1,016,700	(1,234)	(651)	206	0

						$(12,761)	$(10,724)	$912	$(1,373)

Total Swap Agreements						$29,305	$(11,499)	$3,722	$(1,395)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(j)	Securities with an aggregate market value of $52,094 and cash of $1,019 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$51	$3,722	$3,773	$0	$(112)	$(1,395)	$(1,507)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		CAD	4,896	$		4,444	$74	$0
	10/2014	$		306,442		EUR	240,529	0	(2,641)
	11/2014		EUR	240,152	$		306,018	2,630	0

BPS	10/2014		BRL	24,064			9,818	0	(13)
	10/2014		CAD	5,046			4,570	66	0
	10/2014	$		10,372		BRL	24,064	0	(541)
	10/2014			3,681		EUR	2,833	0	(103)
	11/2014			13,340			10,387	0	(218)
	12/2014		MXN	54,049	$		4,038	35	0
	12/2014	$		2,730		MXN	35,970	0	(66)
	01/2017		BRL	12,498	$		4,399	257	0

BRC	10/2014	$		2,315		GBP	1,417	0	(18)
	11/2014		EUR	2,000	$		2,595	68	0
	12/2014		MXN	44,827			3,354	33	0
	12/2014	$		1,131		MXN	15,015	0	(19)

CBK	10/2014		EUR	250,252	$		328,858	12,777	0
	10/2014	$		28,893		AUD	32,562	0	(383)
	10/2014			1,805		EUR	1,374	0	(70)
	10/2014			640		INR	38,790	0	(14)
	11/2014		AUD	32,562	$		28,824	381	0
	11/2014		GBP	907			1,470	0	0
	12/2014		MXN	68,562			5,114	36	0

DUB	10/2014		AUD	362			325	8	0
	11/2014	$		16		SGD	20	0	0
	01/2017			4,399		BRL	12,498	0	(257)

FBF	01/2015		BRL	112,714	$		47,374	2,480	0

GLM	10/2014		CAD	4,262			3,849	45	0
	10/2014		JPY	12,838,665			122,306	5,245	0
	10/2014	$		2,584		MXN	33,703	0	(78)
	01/2015		BRL	152,099	$		63,792	3,211	0

HUS	10/2014	$		2,783		GBP	1,675	0	(67)

JPM	10/2014		AUD	32,200	$		29,832	1,640	0
	10/2014		BRL	24,027			10,372	556	0
	10/2014		GBP	684			1,134	25	0

118	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2014	$		9,803		BRL	24,027	$13	$0
	10/2014			7,113		EUR	5,516	0	(146)
	10/2014			119,719		GBP	73,348	0	(810)
	10/2014		ZAR	28,582	$		2,605	77	0
	11/2014		GBP	73,348			119,687	813	0
	04/2016		CNY	4,214			622	0	(45)
	04/2016	$		710		CNY	4,214	0	(44)

MSB	10/2014		GBP	75,756	$		125,643	2,831	0
	10/2014	$		2,613		ZAR	28,587	0	(85)

SCX	10/2014			22,010		INR	1,338,205	0	(414)

UAG	10/2014			117,894		JPY	12,838,665	0	(832)
	11/2014		JPY	12,838,665	$		117,922	835	0
	12/2014	$		15,110		MXN	198,805	0	(385)

Total Forward Foreign Currency Contracts								$34,136	$(7,249)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850%	03/04/2015	$	37,500	$2,254	$176
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016		15,800	677	86

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		26,600	2,108	1,243
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017		9,400	549	550

FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/15/2017		6,700	413	391
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017		6,700	386	392

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850%	03/04/2015		50,000	2,300	235

MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/15/2017		24,100	1,687	1,407

NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017		30,300	1,896	1,773

								$12,270	$6,253

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC EURO STOXX 50 Index	3,631.000	12/20/2019	EUR	2,382	$8,296	$7,604

JPM	Call - OTC EURO STOXX 50 Index	3,600.000	12/20/2019		11	3,905	3,514

						$12,201	$11,118

Total Purchased Options						$24,471	$17,371

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	0.990%	10/15/2014	$13,000	$ (41)	$(3)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.650%	10/15/2014	16,800	(17)	(25)

JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.650%	10/15/2014	16,600	(18)	(25)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.800%	11/19/2014	16,600	(12)	(18)

						$ (88)	$(71)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.650	05/27/2015	$46,000	$(1,459)	$(1,990)

GLM	Call - OTC USD versus BRL		2.700	06/02/2015	14,700	(443)	(563)
	Call - OTC USD versus INR	INR	67.000	06/02/2015	33,050	(679)	(559)

JPM	Call - OTC USD versus BRL	BRL	2.388	10/14/2014	51,810	(280)	(1,712)

						$(2,861)	$(4,824)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	119

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$10,900	$(94)	$(3)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	7,000	(90)	(1)

DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	3,000	(29)	(1)

						$(213)	$(5)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$	60,400	$(740)	$(109)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.378%	03/04/2015		78,750	(2,225)	(234)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		111,600	(2,098)	(1,771)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.920%	08/17/2017		37,500	(551)	(583)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015	EUR	9,400	(24)	(28)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.550%	03/23/2015		9,400	(78)	(52)

FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.910%	08/15/2017	$	26,800	(415)	(418)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900%	08/17/2017		26,600	(386)	(420)

JPM	Call - OTC 5-Year Interest Rate Swap (Effective 11/20/2019)	3-Month USD-LIBOR	Receive	3.200%	11/18/2014		39,200	(98)	(48)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.394%	03/04/2015		106,000	(2,300)	(299)

MYC	Call - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Receive	2.910%	08/17/2015		401,100	(1,444)	(1,149)
	Put - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Pay	2.910%	08/17/2015		401,100	(1,444)	(1,619)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	12/02/2014		56,400	(113)	(99)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	12/02/2014		56,400	(181)	(195)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950%	08/15/2017		96,700	(1,736)	(1,460)

NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900%	08/17/2017		121,100	(1,907)	(1,913)

								$(15,740)	$(10,397)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	2,382	$(8,296)	$(8,483)

JPM	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019		11	(3,611)	(3,801)

						$(11,907)	$(12,284)

Total Written Options						$(30,809)	$(27,581)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	1,974	$1,121,340	EUR	201,800	$(11,879)
Sales	1,436	1,972,460		94,593	(25,842)
Closing Buys	0	(46,300)		0	83
Expirations	(3,110)	(797,390)		(275,200)	5,146
Exercised	(300)	(401,000)		0	1,683

Balance at End of Period	0	$1,849,110	EUR	21,193	$(30,809)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Ford Motor Co.	5.000%	09/20/2017	0.591%	$	18,175	$1,443	$938	$2,381	$0
	Indonesia Government International Bond	1.000%	09/20/2015	0.341%		2,500	(61)	78	17	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		8,800	(31)	129	98	0

120	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Spain Government International Bond	1.000%	06/20/2019	0.727%	$	10,600	$41	$93	$134	$0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.494%		1,000	21	2	23	0

BPS	Barrick Gold Corp.	1.000%	06/20/2018	1.192%		6,450	(233)	190	0	(43)
	Brazil Government International Bond	1.000%	09/20/2017	1.167%		1,100	(28)	23	0	(5)
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	0.883%		5,900	(164)	191	27	0
	Masco Corp.	5.000%	09/20/2017	0.652%		2,500	233	89	322	0
	Petrobras International Finance Co.	1.000%	06/20/2015	0.812%		800	(5)	6	1	0
	Petrobras International Finance Co.	1.000%	06/20/2018	2.022%		10,400	(523)	148	0	(375)
	Petrobras International Finance Co.	1.000%	09/20/2019	2.466%		6,800	(385)	(69)	0	(454)
	Spain Government International Bond	1.000%	12/20/2018	0.671%		5,900	(206)	287	81	0

BRC	Berkshire Hathaway, Inc.	1.000%	12/20/2023	1.012%		5,000	(146)	142	0	(4)
	D.R. Horton, Inc.	1.000%	09/20/2021	2.623%		1,000	(68)	(30)	0	(98)
	Dell, Inc.	1.000%	12/20/2017	1.195%		2,875	(222)	205	0	(17)
	Finmeccanica Finance S.A.	5.000%	12/20/2018	1.701%	EUR	15,000	2,156	421	2,577	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2019	1.294%	$	3,700	(87)	39	0	(48)
	Italy Government International Bond	1.000%	12/20/2018	0.890%		5,600	(367)	394	27	0
	Mexico Government International Bond	1.000%	03/20/2018	0.602%		20,250	86	194	280	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		15,100	(77)	246	169	0
	Petrobras International Finance Co.	1.000%	06/20/2018	2.022%		14,000	(635)	130	0	(505)
	SoftBank Corp.	1.000%	12/20/2017	1.049%	JPY	20,000	(22)	21	0	(1)
	Unitymedia KabelBW GmbH	5.000%	06/20/2021	2.982%	EUR	2,800	401	30	431	0
	UPC Holding BV	5.000%	09/20/2019	2.635%		8,000	1,387	(263)	1,124	0
	UPC Holding BV	5.000%	03/20/2021	3.239%		5,350	280	411	691	0
	UPC Holding BV	5.000%	09/20/2022	3.546%		1,600	92	107	199	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.494%	$	2,000	38	9	47	0
	Virgin Media Finance PLC	5.000%	06/20/2021	3.227%	EUR	4,300	566	11	577	0

CBK	Forest Oil Corp.	5.000%	06/20/2015	14.449%	$	5,000	135	(445)	0	(310)
	Indonesia Government International Bond	1.000%	09/20/2015	0.341%		1,000	(22)	28	6	0
	Italy Government International Bond	1.000%	12/20/2018	0.890%		18,400	(1,312)	1,399	87	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		10,500	(71)	89	18	0
	Mexico Government International Bond	1.000%	03/20/2018	0.602%		4,450	20	41	61	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		14,950	92	75	167	0
	Spain Government International Bond	1.000%	12/20/2018	0.671%		33,600	(1,376)	1,836	460	0

DUB	Brazil Government International Bond	1.000%	06/20/2017	1.107%		200	(2)	1	0	(1)
	Brazil Government International Bond	1.000%	06/20/2018	1.358%		15,000	(208)	19	0	(189)
	Brazil Government International Bond	1.000%	12/20/2018	1.465%		2,000	(96)	59	0	(37)
	Italy Government International Bond	1.000%	03/20/2019	0.931%		22,400	(367)	439	72	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		28,300	(291)	338	47	0
	MetLife, Inc.	1.000%	12/20/2018	0.543%		21,100	98	304	402	0
	MetLife, Inc.	1.000%	09/20/2021	0.941%		18,000	132	(60)	72	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		19,150	145	70	215	0
	Noble Corp.	1.000%	12/20/2018	1.160%		5,000	(91)	60	0	(31)
	Pacific Gas & Electric Co.	1.000%	06/20/2021	0.873%		2,000	(88)	105	17	0
	Petrobras International Finance Co.	1.000%	06/20/2015	0.812%		19,600	(54)	86	32	0
	Prudential Financial, Inc.	1.000%	12/20/2018	0.529%		14,000	0	275	275	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	121

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Spain Government International Bond	1.000%	12/20/2018	0.671%	$	2,000	$(72)	$99	$27	$0
	Spain Government International Bond	1.000%	06/20/2019	0.727%		5,300	18	49	67	0
	Whirlpool Corp.	1.000%	03/20/2018	0.433%		1,000	(13)	32	19	0

FBF	Anadarko Petroleum Corp.	1.000%	03/20/2018	0.490%		4,000	(77)	147	70	0
	AT&T, Inc.	1.000%	03/20/2023	0.843%		13,400	(360)	523	163	0
	Brazil Government International Bond	1.000%	12/20/2018	1.465%		7,500	(356)	217	0	(139)
	Finmeccanica Finance S.A.	5.000%	03/20/2018	1.412%	EUR	4,500	356	346	702	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%	$	2,200	(2)	30	28	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		500	2	4	6	0
	Telefonica Emisiones S.A.U.	1.000%	06/20/2021	1.257%	EUR	12,000	(660)	415	0	(245)
	UPC Holding BV	5.000%	03/20/2019	2.376%		1,900	198	72	270	0
	Whirlpool Corp.	1.000%	09/20/2017	0.342%	$	5,000	(187)	285	98	0
	Whirlpool Corp.	1.000%	03/20/2019	0.631%		1,600	4	22	26	0

GST	D.R. Horton, Inc.	1.000%	12/20/2020	2.407%		10,000	(1,014)	238	0	(776)
	Enbridge, Inc.	1.000%	09/20/2017	0.450%		15,000	258	(11)	247	0
	Forest Oil Corp.	5.000%	06/20/2018	12.324%		7,650	(277)	(1,137)	0	(1,414)
	Greece Government International Bond	1.000%	09/20/2015	3.951%	EUR	2,000	(86)	16	0	(70)
	Masco Corp.	5.000%	09/20/2017	0.652%	$	5,000	470	176	646	0
	Mexico Government International Bond	1.000%	03/20/2018	0.602%		4,700	19	46	65	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		18,950	(23)	265	242	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		1,400	(3)	19	16	0
	MGM Resorts International	5.000%	03/20/2018	2.248%		17,000	212	1,351	1,563	0
	NRG Energy, Inc.	5.000%	03/20/2019	2.845%		800	(68)	140	72	0
	Petrobras International Finance Co.	1.000%	06/20/2018	2.022%		5,000	(207)	27	0	(180)
	Prudential Financial, Inc.	1.000%	12/20/2018	0.529%		7,200	38	103	141	0
	SoftBank Corp.	1.000%	12/20/2017	1.049%	JPY	40,000	(44)	43	0	(1)
	Spain Government International Bond	1.000%	12/20/2018	0.671%	$	2,400	(135)	168	33	0
	Sprint Communications, Inc.	5.000%	09/20/2019	3.177%		1,000	93	(11)	82	0
	Telefonica Emisiones S.A.U.	1.000%	09/20/2019	0.961%	EUR	3,500	41	(31)	10	0
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2015	0.658%	JPY	20,000	(2)	3	1	0
	Unitymedia KabelBW GmbH	5.000%	06/20/2021	2.982%	EUR	2,350	328	33	361	0
	Virgin Media Finance PLC	5.000%	06/20/2021	3.227%		4,550	608	3	611	0

HUS	Italy Government International Bond	1.000%	06/20/2019	0.968%	$	28,700	(43)	91	48	0
	Mexico Government International Bond	1.000%	03/20/2018	0.602%		4,900	26	42	68	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		6,300	(21)	102	81	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		14,000	58	99	157	0
	Petrobras International Finance Co.	1.000%	06/20/2019	2.380%		3,000	(217)	37	0	(180)

JPM	Brazil Government International Bond	1.000%	06/20/2018	1.358%		2,650	(8)	(26)	0	(34)
	Citigroup, Inc.	1.000%	12/20/2018	0.620%		18,500	117	177	294	0
	Forest Oil Corp.	5.000%	06/20/2017	12.679%		4,700	(106)	(626)	0	(732)
	Indonesia Government International Bond	1.000%	09/20/2015	0.341%		2,000	(50)	63	13	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.352%		3,300	(41)	68	27	0
	Masco Corp.	5.000%	09/20/2020	1.815%		7,000	993	234	1,227	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		2,200	(7)	35	28	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		6,500	25	48	73	0
	SoftBank Corp.	1.000%	12/20/2017	1.049%	JPY	30,000	(32)	32	0	0
	Spain Government International Bond	1.000%	06/20/2019	0.727%	$	11,400	50	94	144	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.494%		2,700	53	11	64	0

122	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Whirlpool Corp.	1.000%	03/20/2019	0.631%	$	3,200	$6	$46	$52	$0

MYC	Barrick Gold Corp.	1.000%	06/20/2018	1.192%		4,000	(148)	122	0	(26)
	Brazil Government International Bond	1.000%	12/20/2018	1.465%		2,700	(142)	92	0	(50)
	D.R. Horton, Inc.	1.000%	09/20/2019	1.912%		5,400	(285)	58	0	(227)
	Entergy Corp.	1.000%	03/20/2021	0.964%		2,500	(271)	277	6	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	09/20/2017	0.620%		2,000	(36)	59	23	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	0.883%		300	(8)	10	2	0
	Greece Government International Bond	1.000%	06/20/2015	3.923%	EUR	20,650	(959)	422	0	(537)
	Indonesia Government International Bond	1.000%	09/20/2015	0.341%	$	2,500	(60)	77	17	0
	Italy Government International Bond	1.000%	12/20/2018	0.890%		4,400	(287)	307	20	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%		2,000	4	2	6	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		65,000	45	65	110	0
	KB Home	5.000%	09/20/2018	2.663%		7,000	351	267	618	0
	Lafarge S.A.	1.000%	12/20/2020	1.185%	EUR	4,000	(693)	638	0	(55)
	Mexico Government International Bond	1.000%	03/20/2018	0.602%	$	12,500	56	117	173	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		22,600	138	115	253	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.942%		1,400	(45)	46	1	0
	Spain Government International Bond	1.000%	03/20/2019	0.700%		7,900	(48)	152	104	0
	Spain Government International Bond	1.000%	06/20/2019	0.727%		4,800	31	30	61	0
	Tesoro Corp.	5.000%	06/20/2021	2.916%		2,600	380	(64)	316	0

							$(1,987)	$15,892	$20,689	$(6,784)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
								Asset	Liability
BRC	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY	170,000	$ 11	$ 16	$ 27	$ 0
CBK	MCDX-22 5-Year Index	1.000%	06/20/2019	$	55,400	655	(157)	498	0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015		1,861	249	(215)	34	0

						$ 915	$ (356)	$ 559	$ 0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	123

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	300	$0	$(1)	$0	$(1)
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	2,100	3	1	4	0

BRC	Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MXN	116,000	126	274	400	0

DUB	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	3,300	2	4	6	0
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	121,500	3	(144)	0	(141)

GLM	Pay	1-Year BRL-CDI	11.000%	01/04/2021	BRL	137,600	(192)	(1,636)	0	(1,828)
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	7,800	29	(14)	15	0

HUS	Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MXN	32,000	29	81	110	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		178,000	374	890	1,264	0
	Pay	28-Day MXN-TIIE	6.750%	08/31/2021		91,000	135	204	339	0
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022		41,800	46	89	135	0

JPM	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		26,000	16	74	90	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		12,900	33	59	92	0

MYC	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		21,700	17	58	75	0
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022		11,800	16	22	38	0

UAG	Pay	28-Day MXN-TIIE	5.610%	07/07/2021		8,600	(1)	(9)	0	(10)
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022		123,900	193	208	401	0

							$829	$160	$2,969	$(1,980)

Total Swap Agreements							$(243)	$15,696	$24,217	$(8,764)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(l)	Securities with an aggregate market value of $4,542 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$2,704	$0	$2,653	$5,357	$(2,641)	$(2,018)	$0	$(4,659)	$698	$(690)	$8
BPS	358	0	435	793	(941)	0	(878)	(1,819)	(1,026)	771	(255)
BRC	101	0	6,549	6,650	(37)	0	(673)	(710)	5,940	(5,520)	420
CBK	13,194	262	1,297	14,753	(467)	(347)	(310)	(1,124)	13,629	(12,197)	1,432
DUB	8	9,397	1,251	10,656	(257)	(10,918)	(399)	(11,574)	(918)	1,623	705
FBF	2,480	783	1,363	4,626	0	(838)	(384)	(1,222)	3,404	(3,370)	34
GLM	8,501	0	15	8,516	(78)	(1,122)	(1,828)	(3,028)	5,488	(5,240)	248
GST	0	0	4,090	4,090	0	0	(2,441)	(2,441)	1,649	(2,150)	(501)
HUS	0	0	2,202	2,202	(67)	0	(180)	(247)	1,955	(1,990)	(35)
JPM	3,124	3,749	2,138	9,011	(1,045)	(5,903)	(766)	(7,714)	1,297	(1,120)	177
MSB	2,831	0	0	2,831	(85)	0	0	(85)	2,746	(2,460)	286
MYC	0	1,407	1,823	3,230	0	(4,522)	(895)	(5,417)	(2,187)	1,270	(917)
NGF	0	1,773	0	1,773	0	(1,913)	0	(1,913)	(140)	(87)	(227)
SCX	0	0	0	0	(414)	0	0	(414)	(414)	270	(144)
UAG	835	0	401	1,236	(1,217)	0	(10)	(1,227)	9	0	9

Total Over the Counter	$34,136	$17,371	$24,217	$75,724	$(7,249)	$(27,581)	$(8,764)	$(43,594)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

124	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$51	$51
Swap Agreements	0	2,810	0	0	912	3,722

	$0	$2,810	$0	$0	$963	$3,773

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$34,136	$0	$34,136
Purchased Options	0	0	11,118	0	6,253	17,371
Swap Agreements	0	21,248	0	0	2,969	24,217

	$0	$21,248	$11,118	$34,136	$9,222	$75,724

	$0	$24,058	$11,118	$34,136	$10,185	$79,497

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$112	$112
Swap Agreements	0	22	0	0	1,373	1,395

	$0	$22	$0	$0	$1,485	$1,507

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,249	$0	$7,249
Written Options	0	71	12,284	4,824	10,402	27,581
Swap Agreements	0	6,784	0	0	1,980	8,764

	$0	$6,855	$12,284	$12,073	$12,382	$43,594

	$0	$6,877	$12,284	$12,073	$13,867	$45,101

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(25)	$(25)
Written Options	0	0	0	0	1,148	1,148
Futures	0	0	0	0	7,732	7,732
Swap Agreements	0	35,544	0	0	(3,942)	31,602

	$0	$35,544	$0	$0	$4,913	$40,457

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,790	$0	$7,790
Purchased Options	0	(80)	0	0	0	(80)
Written Options	0	1,482	0	813	1,775	4,070
Swap Agreements	0	23,030	0	0	3,900	26,930

	$0	$24,432	$0	$8,603	$5,675	$38,710

	$0	$59,976	$0	$8,603	$10,588	$79,167

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$1	$1
Written Options	0	0	0	0	(166)	(166)
Futures	0	0	0	0	(715)	(715)
Swap Agreements	0	(12,038)	0	0	(9,581)	(21,619)

	$0	$(12,038)	$0	$0	$(10,461)	$(22,499)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$30,010	$0	$30,010
Purchased Options	0	12	(1,083)	0	(4,806)	(5,877)
Written Options	0	(768)	(378)	(2,539)	4,326	641
Swap Agreements	0	(10,788)	0	0	796	(9,992)

	$0	$(11,544)	$(1,461)	$27,471	$316	$14,782

	$0	$(23,582)	$(1,461)	$27,471	$(10,145)	$(7,717)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	125

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$337,853	$75,064	$412,917
Corporate Bonds & Notes
Banking & Finance	0	1,317,616	12,980	1,330,596
Industrials	0	1,567,758	80,398	1,648,156
Utilities	0	692,250	6,973	699,223
Municipal Bonds & Notes
California	0	154,846	0	154,846
Florida	0	4,629	0	4,629
Georgia	0	12,554	0	12,554
Illinois	0	2,391	0	2,391
Indiana	0	3,551	0	3,551
Iowa	0	3,669	0	3,669
New Jersey	0	3,936	0	3,936
New York	0	52,717	0	52,717
North Carolina	0	2,594	0	2,594
Ohio	0	20,453	0	20,453
Pennsylvania	0	18,349	0	18,349
Tennessee	0	6,996	0	6,996
Texas	0	39,739	0	39,739
Washington	0	1,339	0	1,339
U.S. Treasury Obligations	0	1,685,693	0	1,685,693
Mortgage-Backed Securities	0	87,940	0	87,940
Asset-Backed Securities	0	71,390	36,250	107,640
Sovereign Issues	0	189,645	0	189,645
Common Stocks
Consumer Discretionary	82,903	0	0	82,903
Energy	17,300	0	0	17,300
Industrials	5,604	0	0	5,604
Preferred Securities
Banking & Finance	15,183	30,900	0	46,083
Utilities	4,359	5,925	0	10,284

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Real Estate Investment Trusts
Financials	$11,176	$0	$0	$11,176
Short-Term Instruments
Certificates of Deposit	0	25,935	0	25,935
Repurchase Agreements	0	2,517	0	2,517
Greece Treasury Bills	0	6,927	0	6,927
U.S. Treasury Bills	0	9,362	0	9,362
	$136,525	$6,359,474	$211,665	$6,707,664

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$299,145	$0	$0	$299,145

Total Investments	$435,670	$6,359,474	$211,665	$7,006,809

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	51	3,722	0	3,773
Over the counter	0	75,724	0	75,724
	$51	$79,446	$0	$79,497

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(112)	(1,395)	0	(1,507)
Over the counter	0	(43,594)	0	(43,594)
	$(112)	$(44,989)	$0	$(45,101)

Totals	$435,609	$6,393,931	$211,665	$7,041,205

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2014 (2)
Investments in Securities, at Value
Bank Loan Obligations	$0	$76,359	$(905)	$(3)	$(1)	$(386)	$0	$0	$75,064	$(387)
Corporate Bonds & Notes
Banking & Finance	13,317	13,807	(152)	13	6	218	0	(14,229)	12,980	192
Industrials	70,192	13,407	(3,016)	(46)	(75)	(64)	0	0	80,398	153
Utilities	1,715	0	0	0	0	(1)	5,259	0	6,973	(1)
Asset-Backed Securities	44,733	(8,161)	(1,591)	(3)	(5)	1,277	0	0	36,250	1,367

	$129,957	$95,412	$(5,664)	$(39)	$(75)	$1,044	$5,259	$(14,229)	$211,665	$1,324

Financial Derivative Instruments - Liabilities
Over the counter	(19)	0	0	0	0	13	0	6	0	0

Totals	$129,938	$95,412	$(5,664)	$(39)	$(75)	$1,057	$5,259	$(14,223)	$211,665	$1,324

126	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$72,101	Benchmark Pricing	Base Price	99.40-101.50
	2,963	Third-Party Vendor	Broker Quote	98.75
Corporate Bonds & Notes
Banking & Finance	3,380	Benchmark Pricing	Base Price	93.75-100.00
	9,600	Other Valuation Techniques (3)	Liquidity Discount	100.00
Industrials	7,103	Benchmark Pricing	Base Price	102.67
	73,295	Third-Party Vendor	Broker Quote	100.75-117.25
Utilities	1,714	Benchmark Pricing	Base Price	94.05
	5,259	Third-Party Vendor	Broker Quote	107.00
Asset-Backed Securities	36,250	Benchmark Pricing	Base Price	101.64-106.00

Total	$211,665

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	127

Schedule of Investments PIMCO Senior Floating Rate Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.5%

BANK LOAN OBLIGATIONS 86.2%
ABC Supply Co., Inc.
3.500% due 04/16/2020		$12,272	$12,076
Activision Blizzard, Inc.
3.250% due 10/12/2020		3,416	3,412
Advantage Sales & Marketing, Inc.
3.250% - 4.250% due 07/25/2021		1,815	1,786
Air Medical Group Holdings, Inc.
5.000% due 06/30/2018		15,188	15,236
Albertson’s Holdings LLC
4.000% due 08/25/2019		5,500	5,466
4.500% due 08/25/2021		11,500	11,456
Albertson’s LLC
4.750% due 03/21/2019		11,119	11,097
Alliance Boots Holdings Ltd.
3.484% due 07/10/2017	EUR	2,000	2,529
Allison Transmission, Inc.
3.750% due 08/23/2019		$13,353	13,240
Allnex (Luxembourg) & Cy S.C.A.
4.500% due 10/03/2019		1,693	1,687
Allnex USA, Inc.
4.500% due 10/03/2019		878	875
Amaya Holdings B.V.
5.000% due 08/01/2021		7,375	7,292
8.000% due 08/01/2022		5,750	5,830
American Renal Holdings, Inc.
4.500% due 09/22/2019		11,793	11,690
Amsurg Corp.
3.750% - 5.250% due 07/16/2021		2,150	2,132
AmWins Group LLC
5.000% due 09/06/2019		8,047	8,047
Ancestry.com, Inc.
4.000% due 05/15/2018		4,975	4,945
4.500% due 12/28/2018		5,273	5,243
AP NMT Acquisition BV
6.750% due 08/13/2021		2,200	2,155
Apex Tool Group, LLC
4.500% due 02/01/2020		10,748	10,399
Applied Systems, Inc.
4.250% due 01/25/2021		2,729	2,705
7.500% due 01/22/2022		1,250	1,250
ARAMARK Corp.
0.007% - 3.650% due 07/26/2016		93	92
3.250% due 09/07/2019		4,049	3,989
Arch Coal, Inc.
6.250% due 05/16/2018		5,672	5,200
Ardagh Holdings USA, Inc.
4.000% due 12/17/2019		8,180	8,067
Ardent Medical Services, Inc.
6.750% due 07/02/2018		9,102	9,145
ARG IH Corp.
4.750% - 6.000% due 11/15/2020		2,978	2,979
Aristocrat Leisure Ltd.
TBD% due 09/29/2021		3,525	3,490
Asurion LLC
5.000% due 05/24/2019		9,591	9,556
8.500% due 03/03/2021		3,900	3,958
Atlantic Aviation FBO, Inc.
3.250% due 05/31/2020		3,462	3,429
Atrium Innovations, Inc.
4.250% due 02/13/2021		2,587	2,538
7.750% due 08/13/2021		1,825	1,785
August LuxUK Holding Co. SARL
5.000% due 04/27/2018		1,131	1,131

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
August U.S. Holding Company, Inc.
5.000% due 04/27/2018	$870	$870
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021	18,288	18,145
Avaya, Inc.
4.654% due 10/26/2017	1,235	1,179
6.500% due 03/30/2018	6,835	6,787
AVSC Holdings Corp.
4.500% due 01/24/2021	4,701	4,671
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	15,195	15,233
Axalta Coating Systems U.S. Holdings, Inc.
3.750% due 02/01/2020	14,046	13,778
Berlin Packaging LLC
TBD% due 10/01/2021	2,125	2,115
TBD% due 10/01/2022	400	397
5.750% - 6.250% due 04/02/2019	3,911	3,910
Berry Plastics Holding Corp.
3.500% due 02/08/2020	5,451	5,324
3.750% due 01/06/2021	3,831	3,751
Big Heart Pet Brands
3.500% due 03/08/2020	9,851	9,524
Biomet, Inc.
3.655% due 07/25/2017	9,844	9,793
BJ’s Wholesale Club, Inc.
4.500% due 09/26/2019	9,429	9,296
8.500% due 03/26/2020	3,980	4,022
BMC Software Finance, Inc.
5.000% due 09/10/2020	16,875	16,618
Boyd Gaming Corp.
4.000% due 08/14/2020	7,633	7,533
Brand Energy & Infrastructure Services, Inc.
4.750% due 11/26/2020	12,208	12,192
Brickman Group Ltd. LLC
4.000% due 12/18/2020	5,721	5,616
7.500% due 12/18/2021	3,550	3,512
Burger King Corp.
TBD% due 09/04/2015	3,350	3,334
Burger King Worldwide, Inc.
TBD% due 09/24/2021	12,000	11,923
Cactus Wellhead LLC
7.000% due 07/31/2020	750	739
Calpine Construction Finance Co. LP
3.250% due 05/03/2020	8,106	7,868
Calpine Corp.
4.000% due 04/01/2018	4,064	4,047
4.000% due 10/09/2019	3,036	3,015
4.000% due 10/30/2020	3,226	3,201
Catalent Pharma Solutions, Inc.
4.500% due 05/20/2021	4,986	4,979
6.500% due 12/29/2017	295	295
CD&R Millennium Holdco SARL
4.500% due 07/31/2021	2,370	2,358
CDRH Parent, Inc.
5.250% due 07/01/2021	900	894
Cengage Learning Acquisitions, Inc.
7.000% due 03/31/2020	5,811	5,820
Charter Communications Operating LLC
4.250% due 09/12/2021	12,400	12,378
Chrysler Group LLC
3.250% due 12/31/2018	11,197	11,043
3.500% due 05/24/2017	861	855
CityCenter Holdings LLC
4.250% due 10/16/2020	9,974	10,012
Clear Channel Communications, Inc.
3.804% due 01/29/2016	8,042	7,983
6.904% due 01/30/2019	5,050	4,831

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CNO Financial Group, Inc.
3.000% due 09/28/2016		$1,313	$1,315
3.750% due 09/28/2018		7,797	7,741
Commercial Barge Line Co.
7.500% due 09/20/2019		1,930	1,941
CommScope, Inc.
3.250% due 01/26/2018		11,266	11,193
Community Health Systems, Inc.
2.734% - 2.735% due 01/22/2019		4,205	4,159
4.250% due 01/27/2021		18,932	18,900
Consolidated Container Company LLC
5.000% due 07/03/2019		6,838	6,758
Convatec, Inc.
4.000% due 12/22/2016		5,910	5,957
Covis Pharma Holdings SARL
6.000% due 04/24/2019		6,126	6,118
CPG International, Inc.
4.750% due 09/30/2020		6,683	6,666
Crosby U.S. Acquisition Corp.
3.750% due 11/18/2020		4,129	3,964
7.000% due 11/22/2021		7,250	7,295
Crown Castle International Corp.
3.000% due 01/31/2019		10,101	9,990
CSC Holdings, Inc.
2.654% due 04/17/2020		5,743	5,576
Cumulus Media Holdings, Inc.
4.250% due 12/19/2020		9,793	9,647
Cunningham Lindsey U.S., Inc.
5.000% due 12/10/2019		9,529	9,387
Custom Sensors & Technologies, Inc.
TBD% due 09/30/2021		3,000	2,986
Darling International, Inc.
3.250% due 01/03/2021		8,358	8,293
David’s Bridal, Inc.
5.000% due 10/11/2019		8,087	7,869
Davita Healthcare Partners, Inc.
3.500% due 06/24/2021		14,214	14,078
Dealertrack Technologies, Inc.
3.500% due 02/24/2021		4,805	4,759
Dell, Inc.
3.750% due 10/29/2018		11,841	11,713
4.500% due 04/29/2020		9,541	9,484
Delos Finance SARL
3.500% due 03/06/2021		18,750	18,577
Delta 2 (LUX) SARL
4.750% - 6.000% due 07/31/2021		10,613	10,480
7.750% due 07/31/2022		2,950	2,944
Deutsche Raststatten Gruppe GmbH
3.582% due 12/10/2019	EUR	1,400	1,772
Diamond Resorts Corp.
5.500% due 05/09/2021		$4,688	4,688
DJO Finance LLC
4.250% due 09/15/2017		3,871	3,849
Dole Food Co., Inc.
4.500% - 5.750% due 11/01/2018		5,875	5,843
Doosan Infracore International, Inc.
4.500% due 05/28/2021		10,574	10,600
Dunkin’ Brands, Inc.
3.250% due 02/07/2021		5,679	5,532
Dynegy Holdings, Inc.
TBD% due 09/15/2015		3,275	3,252
Endo Luxembourg Finance Co. SARL
3.250% due 03/01/2021		1,082	1,074
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		21,800	21,732
Envision Healthcare Corp.
4.000% due 05/25/2018		8,127	8,062

128	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EP Energy LLC
3.500% due 05/24/2018		$4,967	$4,904
4.500% due 04/30/2019		2,500	2,495
ESH Hospitality, Inc.
5.000% due 06/24/2019		5,450	5,532
Expro Finservice SARL
TBD% due 09/02/2021		4,550	4,539
First Data Corp.
3.655% due 03/24/2017		12,115	11,932
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		8,125	7,969
Freescale Semiconductor, Inc.
4.250% due 03/01/2020		12,396	12,223
5.000% due 01/15/2021		248	247
Gardner Denver, Inc.
4.250% due 07/30/2020		14,596	14,331
Gates Global, Inc.
4.250% due 07/03/2021		14,575	14,351
Generac Power Systems, Inc.
3.250% due 05/31/2020		7,362	7,249
General Nutrition Centers, Inc.
3.250% due 03/04/2019		3,812	3,751
Genesys Telecom Holdings U.S., Inc.
3.500% - 4.500% due 11/13/2020		794	792
4.000% due 02/08/2020		6,127	6,012
Getty Images, Inc.
4.750% due 10/18/2019		15,011	13,769
GFA Brands, Inc.
4.500% due 07/09/2020		7,448	7,441
Goodyear Tire & Rubber Co.
4.750% due 04/30/2019		3,750	3,756
Gray Television, Inc.
3.750% due 06/13/2021		2,878	2,861
Grifols Worldwide Operations USA, Inc.
3.154% due 02/27/2021		7,293	7,176
H.J. Heinz Co.
3.500% due 06/05/2020		21,085	20,864
HCA, Inc.
2.983% due 05/01/2018		9,764	9,665
HD Supply, Inc.
4.000% due 06/28/2018		12,565	12,456
Hearthside Group Holdings LLC
4.500% due 06/02/2021		2,993	2,984
Hertz Corp.
3.750% due 03/11/2018		6,783	6,676
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		18,669	18,409
Hologic, Inc.
3.250% due 08/01/2019		4,003	3,965
Hub International Ltd.
4.250% due 10/02/2020		10,197	10,009
Huntsman International LLC
3.750% due 08/12/2021		4,600	4,586
Iasis Healthcare LLC
4.500% due 05/03/2018		5,272	5,263
Iglo Foods Group Ltd.
5.258% due 06/30/2020	GBP	540	861
Ikaria, Inc.
5.000% due 02/12/2021		$4,024	4,018
8.750% due 02/12/2022		1,000	1,014
IMS Health, Inc.
3.500% due 03/17/2021		5,271	5,170
INA Beteiligungsgesellschaft mbH
3.750% due 05/15/2020		7,250	7,194
Ineos U.S. Finance LLC
3.750% due 05/04/2018		1,323	1,299

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019	$20,294	$20,011
Interactive Data Corp.
4.750% due 05/02/2021	7,431	7,399
Interline Brands, Inc.
4.000% due 03/21/2021	2,488	2,456
Ion Media Networks, Inc.
5.000% due 12/18/2020	8,436	8,455
J Crew Group, Inc.
4.000% due 03/05/2021	11,110	10,572
Jazz Pharmaceuticals, Inc.
3.250% due 06/12/2018	161	160
Jeld-Wen, Inc.
TBD% due 09/18/2021	2,375	2,365
JMC Steel Group, Inc.
4.750% due 04/01/2017	1,594	1,587
KAR Auction Services, Inc.
3.500% due 03/07/2021	2,490	2,457
Kate Spade & Co.
4.000% due 04/10/2021	2,865	2,813
Kronos Worldwide, Inc.
4.750% due 02/18/2020	3,880	3,880
Kronos, Inc.
4.500% due 10/30/2019	12,646	12,593
9.750% due 04/30/2020	3,014	3,112
La Quinta Intermediate Holdings LLC
4.000% due 04/14/2021	11,664	11,527
Las Vegas Sands LLC
3.250% due 12/18/2020	12,257	12,191
Level 3 Financing, Inc.
4.000% due 01/15/2020	7,375	7,254
Live Nation Entertainment, Inc.
3.500% due 08/17/2020	9,957	9,855
LTS Buyer LLC
4.000% due 04/11/2020	10,365	10,208
Mallinckrodt International Finance S.A.
3.500% due 03/19/2021	13,084	12,906
Maxim Crane Works LP
10.250% due 11/26/2018	11,500	11,744
MCC Iowa LLC
3.750% due 06/30/2021	2,110	2,077
McJunkin Red Man Corp.
5.000% - 6.250% due 11/09/2019	4,950	4,953
Mediacom Illinois LLC
3.120% due 10/23/2017	6	6
MGM Resorts International
3.500% due 12/20/2019	13,023	12,819
Michaels Stores, Inc.
3.750% due 01/28/2020	10,338	10,151
4.000% due 01/28/2020	5,150	5,095
Midas Intermediate Holdco LLC
TBD% due 08/18/2021	1,281	1,276
Millennium Laboratories, Inc.
5.250% due 04/15/2021	9,776	9,775
Minerals Technologies, Inc.
4.000% - 5.500% due 05/09/2021	4,637	4,630
MPH Acquisition Holdings LLC
4.000% due 03/31/2021	7,952	7,779
Multi Packaging Solutions, Inc.
4.250% due 09/30/2020	6,805	6,740
National Financial Partners Corp.
4.500% due 07/01/2020	15,099	15,005
Neiman Marcus Group, Inc.
4.250% due 10/25/2020	11,717	11,534
New Albertson’s, Inc.
4.750% due 06/27/2021	4,550	4,487

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NGPL PipeCo LLC
6.750% due 09/15/2017	$16,201	$16,174
North American Lifting Holdings, Inc.
5.500% due 11/27/2020	2,584	2,597
Novelis, Inc.
3.750% due 03/10/2017	5,705	5,661
NRG Energy, Inc.
2.750% due 07/02/2018	3,231	3,177
Numericable U.S. LLC
4.500% due 05/21/2020	16,875	16,759
Onex York Acquisition Corp.
TBD% due 10/01/2021	3,700	3,693
Orion Engineered Carbons GmbH
5.000% due 07/25/2021	2,250	2,256
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021	19,199	19,016
Par Pharmaceutical Companies, Inc.
4.000% due 09/30/2019	3,316	3,260
Party City Holdings, Inc.
4.000% due 07/27/2019	3,851	3,793
Penn National Gaming, Inc.
3.250% due 10/30/2020	1,473	1,462
Performance Food Group Co.
6.250% due 11/14/2019	3,158	3,161
Petco Animal Supplies, Inc.
4.000% due 11/24/2017	5,857	5,817
Pharmaceutical Product Development LLC
4.000% due 12/05/2018	4,432	4,400
PharMEDium Healthcare Corp.
4.250% - 5.500% due 01/28/2021	2,042	2,007
7.750% due 01/28/2022	1,775	1,766
Phillips-Van Heusen Corp.
3.250% due 02/13/2020	2,665	2,672
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020	4,269	4,229
Pinnacle Foods Finance LLC
3.250% due 04/29/2020	12,895	12,649
Playa Resorts Holding BV
4.000% due 08/09/2019	4,703	4,644
Ply Gem Industries, Inc.
4.000% due 02/01/2021	3,980	3,917
Polarpak, Inc.
4.500% - 5.500% due 05/30/2020	4,685	4,644
Post Holdings, Inc.
3.750% due 06/02/2021	1,761	1,745
PQ Corp.
4.000% due 08/07/2017	1,544	1,530
PRA Holdings, Inc.
4.500% due 09/23/2020	13,164	13,076
Prestige Brands, Inc.
4.500% due 09/03/2021	5,000	5,002
Quebecor Media, Inc.
3.250% due 08/17/2020	8,687	8,475
Quintiles Transnational Corp.
3.750% due 06/08/2018	10,308	10,180
Realogy Corp.
0.270% - 4.400% due 10/10/2016	196	194
3.750% due 03/05/2020	7,431	7,329
Regent Seven Seas Cruises, Inc.
3.750% due 12/21/2018	4,719	4,695
Rexnord LLC
4.000% due 08/21/2020	7,349	7,245
Reynolds Group Holdings, Inc.
4.000% due 12/01/2018	14,441	14,309
Roofing Supply Group LLC
5.000% due 05/31/2019	8,528	8,446

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	129

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RPI Finance Trust
3.250% due 05/09/2018	$3,015	$3,015
3.250% due 11/09/2018	1,174	1,174
Ruby Western Pipeline Holdings LLC
3.500% due 03/27/2020	749	744
Sabine Oil & Gas LLC
8.750% due 12/31/2018	17,000	17,000
Sage Products Holdings LLC
4.250% due 12/13/2019	5,494	5,482
9.250% due 06/13/2020	2,975	3,027
Salem Communications Corp.
4.500% due 03/16/2020	3,281	3,267
Salix Pharmaceuticals Ltd.
4.250% due 01/02/2020	5,847	5,845
SAM Finance Lux SARL
4.250% due 12/17/2020	6,064	6,045
SBA Senior Finance LLC
3.250% due 03/24/2021	11,209	10,994
Scientific Games International, Inc.
TBD% due 10/01/2021	6,075	5,957
4.250% due 10/18/2020	7,109	7,090
Seadrill Partners Finco LLC
4.000% due 02/21/2021	16,246	15,480
Sequa Corp.
5.250% due 06/19/2017	10,631	10,161
Serta Simmons Holdings LLC
4.250% due 10/01/2019	9,056	9,001
Service King Holdings, Inc.
TBD% due 08/18/2021	144	144
ServiceMaster Co.
4.250% due 07/01/2021	4,200	4,144
Shield Finance Co. SARL
5.000% due 01/27/2021	4,055	4,058
Ship Midco Ltd.
4.750% due 11/29/2019	4,000	4,021
Ship US Bidco, Inc.
4.500% due 11/30/2019	2,481	2,481
Signode Industrial Group U.S., Inc.
4.000% due 05/01/2021	10,041	9,946
Smart & Final Stores LLC
4.750% due 11/15/2019	6,373	6,346
Southcross Energy Partners LP
5.250% due 08/04/2021	1,546	1,550
Southcross Holdings Borrower LP
6.000% due 08/04/2021	2,244	2,243
Spectrum Brands, Inc.
3.000% - 4.500% due 09/04/2017	4,768	4,767
3.500% due 09/04/2019	5,913	5,872
Spirit Aerosystems, Inc.
3.250% due 09/15/2020	7,032	6,984
Station Casinos LLC
4.250% due 03/02/2020	14,295	14,092
STHI Holding Corp.
4.500% due 08/06/2021	1,050	1,044
Sun Products Corp.
5.500% due 03/23/2020	12,161	11,512
SunGard Data Systems, Inc.
4.000% due 03/08/2020	8,658	8,570
SuperValu, Inc.
4.500% due 03/21/2019	1,748	1,720
Surgery Center Holdings, Inc.
TBD% due 07/09/2020	1,450	1,446
Syniverse Holdings, Inc.
4.000% due 04/23/2019	18,452	18,159
Tallgrass Operations LLC
4.250% due 11/13/2018	5,179	5,169

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Taminco Global Chemical Corp.
3.250% due 02/15/2019		$6,362	$6,349
Telesat Canada
3.500% due 03/28/2019		2,166	2,136
Tempur-Pedic International, Inc.
3.500% due 03/18/2020		5,933	5,873
Texas Competitive Electric Holdings Co. LLC
TBD% - 3.750% due 05/05/2016		9,566	9,584
TI Group Automotive Systems LLC
4.250% due 07/02/2021		3,342	3,296
TPF Power LLC
TBD% due 10/02/2021		3,150	3,150
Trans Union LLC
4.000% due 04/09/2021		8,657	8,541
Transdigm, Inc.
3.500% due 02/14/2017		10,338	10,325
Tribune Co.
4.000% due 12/27/2020		13,670	13,512
Truven Health Analytics, Inc.
4.500% due 06/06/2019		5,559	5,462
TWCC Holding Corp.
3.500% due 02/11/2017		8,950	8,826
U.S. Renal Care, Inc.
4.250% due 07/03/2019		8,836	8,739
8.500% due 07/03/2020		1,150	1,163
United Surgical Partners International, Inc.
4.250% due 04/19/2017		5,094	5,077
4.750% due 04/03/2019		6,369	6,362
Univision Communications, Inc.
4.000% due 03/01/2020		23,402	22,990
UPC Financing Partnership
3.250% due 06/30/2021		11,400	11,111
3.820% due 03/31/2021	EUR	1,000	1,263
US Foods, Inc.
4.500% due 03/29/2019		$4,009	3,998
USI, Inc.
4.250% due 12/27/2019		4,091	4,025
Valeant Pharmaceuticals International, Inc.
3.750% due 02/13/2019		10,998	10,895
3.750% due 12/11/2019		2,801	2,774
3.750% due 08/05/2020		6,382	6,315
Vantiv LLC
3.750% due 06/13/2021		9,426	9,393
Virgin Media Bristol LLC
3.500% due 06/07/2020		14,250	13,892
Walter Investment Management Corp.
4.750% due 12/19/2020		10,970	10,577
WaveDivision Holdings LLC
4.000% due 10/15/2019		4,351	4,312
Weight Watchers International, Inc.
4.000% due 04/02/2020		9,353	7,213
West Corp.
3.250% due 06/30/2018		6,819	6,687
Wilsonart LLC
4.000% due 10/31/2019		10,314	10,138
Windstream Corp.
3.500% due 08/08/2019		2,729	2,703
3.500% due 01/23/2020		8,535	8,455
WMG Acquisition Corp.
3.750% due 07/01/2020		6,267	6,059
WNA Holdings, Inc.
4.500% due 05/30/2020		2,436	2,415
WTG Holdings Corp.
4.750% due 01/15/2021		4,417	4,386
Zebra Technologies Corp.
TBD% due 09/30/2021		1,250	1,241

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ziggo BV
2.750% - 3.250% due 01/15/2022		$13,900	$13,530
Zuffa LLC
3.750% due 02/25/2020		3,225	3,188

Total Bank Loan Obligations (Cost $1,926,857)			1,910,062

CORPORATE BONDS & NOTES 8.2%

BANKING & FINANCE 1.0%
AerCap Ireland Capital Ltd.
4.500% due 05/15/2021		1,800	1,748
5.000% due 10/01/2021		1,650	1,646
CBRE Services, Inc.
5.000% due 03/15/2023		1,000	995
CIT Group, Inc.
6.625% due 04/01/2018		650	700
Crown Castle International Corp.
5.250% due 01/15/2023		2,000	1,990
E*TRADE Financial Corp.
6.375% due 11/15/2019		1,500	1,583
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,000	1,013
Genesis Energy LP
5.625% due 06/15/2024		800	773
International Lease Finance Corp.
5.750% due 05/15/2016		625	654
Jefferies Finance LLC
7.375% due 04/01/2020		800	822
Navient LLC
4.875% due 06/17/2019		2,525	2,531
Stearns Holdings, Inc.
9.375% due 08/15/2020		1,750	1,802
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	3,000	5,039

			21,296

INDUSTRIALS 6.8%
ADT Corp.
4.125% due 06/15/2023		$4,400	3,927
6.250% due 10/15/2021		4,400	4,565
AECOM Technology Corp.
5.750% due 10/15/2022 (a)		665	673
5.875% due 10/15/2024 (a)		565	576
Aguila S.A.
7.875% due 01/31/2018		2,000	2,039
Alliance Data Systems Corp.
5.250% due 12/01/2017		3,500	3,561
Altice S.A.
7.750% due 05/15/2022		550	569
Ardagh Packaging Finance PLC
6.000% due 06/30/2021		2,000	1,925
BIBBY Offshore Services PLC
7.500% due 06/15/2021	GBP	200	323
Biomet, Inc.
6.500% due 08/01/2020		$750	797
6.500% due 10/01/2020		500	526
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		475	439
California Resources Corp.
5.000% due 01/15/2020 (a)		2,190	2,228
5.500% due 09/15/2021 (a)		2,340	2,378
6.000% due 11/15/2024 (a)		1,765	1,818
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)		550	550

130	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CCO Holdings LLC
5.250% due 09/30/2022		$2,500	$2,456
Chesapeake Energy Corp.
5.750% due 03/15/2023		3,500	3,746
Chrysler Group LLC
8.000% due 06/15/2019		2,250	2,399
Churchill Downs, Inc.
5.375% due 12/15/2021		775	779
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		1,450	1,490
CNH Industrial Capital LLC
3.625% due 04/15/2018		500	491
Community Health Systems, Inc.
5.125% due 08/15/2018		500	515
5.125% due 08/01/2021		750	752
6.875% due 02/01/2022		1,200	1,257
Constellation Brands, Inc.
6.000% due 05/01/2022		500	548
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		750	764
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		1,500	1,590
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		965	881
CSC Holdings LLC
6.750% due 11/15/2021		350	374
DISH DBS Corp.
5.875% due 07/15/2022		1,000	1,023
DJO Finance LLC
9.875% due 04/15/2018		200	211
Dometic Group AB (9.500% Cash or 10.250% PIK)
9.500% due 06/26/2019 (b)	EUR	1,750	2,105
Endo Finance LLC
5.750% due 01/15/2022		$2,025	2,005
Endo Finance LLC & Endo Finco, Inc.
5.375% due 01/15/2023		2,100	2,011
Flextronics International Ltd.
4.625% due 02/15/2020		1,000	1,005
Forest Laboratories, Inc.
4.875% due 02/15/2021		700	748
Getty Images, Inc.
7.000% due 10/15/2020		250	186
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	150	141
HCA, Inc.
6.500% due 02/15/2020		$750	820
HD Supply, Inc.
7.500% due 07/15/2020		1,500	1,564
11.000% due 04/15/2020		500	569
Hiland Partners LP
7.250% due 10/01/2020		500	533
Iglo Foods Bondco PLC
4.584% due 06/15/2020	EUR	750	919
iHeartCommunications, Inc.
9.000% due 09/15/2022		$1,725	1,716
IMS Health, Inc.
6.000% due 11/01/2020		300	308
Ineos Finance PLC
7.500% due 05/01/2020		500	534
INEOS Group Holdings S.A.
5.750% due 02/15/2019	EUR	1,650	2,094
Infor U.S., Inc.
9.375% due 04/01/2019		$125	135
Intelsat Luxembourg S.A.
6.750% due 06/01/2018		375	387

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$675	$678
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018		1,500	1,509
KION Finance S.A.
6.750% due 02/15/2020	EUR	700	948
Lamar Media Corp.
5.375% due 01/15/2024		$500	504
5.875% due 02/01/2022		200	207
Land O’ Lakes, Inc.
6.000% due 11/15/2022		250	268
Laredo Petroleum, Inc.
7.375% due 05/01/2022		500	528
Lender Processing Services, Inc.
5.750% due 04/15/2023		1,000	1,050
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		850	907
LyondellBasell Industries NV
5.000% due 04/15/2019		2,000	2,210
Mallinckrodt International Finance S.A.
5.750% due 08/01/2022		1,310	1,325
McClatchy Co.
9.000% due 12/15/2022		500	543
MGM Resorts International
6.750% due 10/01/2020		3,500	3,736
MPH Acquisition Holdings LLC
6.625% due 04/01/2022		400	405
Murphy Oil USA, Inc.
6.000% due 08/15/2023		750	786
Nara Cable Funding Ltd.
8.875% due 12/01/2018		1,500	1,581
NCSG Crane & Heavy Haul Services
9.500% due 08/15/2019		1,700	1,730
Numericable Group S.A.
6.000% due 05/15/2022		1,200	1,210
6.250% due 05/15/2024		350	350
Ontex S.A.
7.500% due 04/15/2018	EUR	100	131
Par Pharmaceutical Cos., Inc.
7.375% due 10/15/2020		$200	210
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (b)		700	712
Pfleiderer GmbH
7.875% due 08/01/2019	EUR	700	844
PHH Corp.
6.375% due 08/15/2021		$1,000	985
Pittsburgh Glass Works LLC
8.000% due 11/15/2018		1,463	1,558
Ply Gem Industries, Inc.
6.500% due 02/01/2022		1,735	1,654
Post Holdings, Inc.
6.000% due 12/15/2022		300	276
6.750% due 12/01/2021		625	594
7.375% due 02/15/2022		125	124
Regency Energy Partners LP
4.500% due 11/01/2023		500	486
5.500% due 04/15/2023		600	612
5.875% due 03/01/2022		675	707
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,500	1,534
7.875% due 08/15/2019		725	772
Ryland Group, Inc.
5.375% due 10/01/2022		200	196
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		1,000	1,032
Salix Pharmaceuticals Ltd.
6.000% due 01/15/2021		625	678

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sally Holdings LLC
5.750% due 06/01/2022		$1,000	$1,025
Schaeffler Finance BV
7.750% due 02/15/2017		2,000	2,185
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (b)		2,000	2,090
Sealed Air Corp.
6.500% due 12/01/2020		400	429
Sinclair Television Group, Inc.
5.625% due 08/01/2024		700	677
Smithfield Foods, Inc.
6.625% due 08/15/2022		150	159
Softbank Corp.
4.500% due 04/15/2020		3,000	3,004
Spectrum Brands, Inc.
6.375% due 11/15/2020		200	210
6.625% due 11/15/2022		200	211
Springs Industries, Inc.
6.250% due 06/01/2021		1,550	1,527
Steel Dynamics, Inc.
5.125% due 10/01/2021		1,010	1,025
6.125% due 08/15/2019		100	106
6.375% due 08/15/2022		100	106
Sun Products Corp.
7.750% due 03/15/2021		500	386
SunGard Data Systems, Inc.
6.625% due 11/01/2019		500	503
T-Mobile USA, Inc.
6.000% due 03/01/2023		1,110	1,113
6.250% due 04/01/2021		3,250	3,295
6.542% due 04/28/2020		1,950	2,006
Teine Energy Ltd.
6.875% due 09/30/2022		400	395
Telesat Canada
6.000% due 05/15/2017		2,000	2,048
Tenet Healthcare Corp.
5.500% due 03/01/2019		3,275	3,300
6.000% due 10/01/2020		1,750	1,855
TES Finance PLC
6.750% due 07/15/2020	GBP	600	914
Tesoro Logistics LP
5.875% due 10/01/2020		$196	204
Townsquare Radio LLC
9.000% due 04/01/2019		500	541
TransDigm, Inc.
6.000% due 07/15/2022		1,325	1,310
TransUnion Holding Co., Inc. (8.125% Cash or 8.875% PIK)
8.125% due 06/15/2018 (b)		400	415
Truven Health Analytics, Inc.
10.625% due 06/01/2020		1,000	1,060
Twinkle Pizza PLC
6.625% due 08/01/2021	GBP	1,100	1,740
United Rentals North America, Inc.
7.625% due 04/15/2022		$2,310	2,535
Univision Communications, Inc.
6.750% due 09/15/2022		5,426	5,833
Valeant Pharmaceuticals International
5.625% due 12/01/2021		925	924
VWR Funding, Inc.
7.250% due 09/15/2017		2,000	2,090
Walter Energy, Inc.
8.500% due 04/15/2021		850	264
Western Refining, Inc.
6.250% due 04/01/2021		1,000	1,005

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	131

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Whiting Petroleum Corp.
5.000% due 03/15/2019	$850	$873
Wise Metals Group LLC
8.750% due 12/15/2018	1,075	1,153
WPX Energy, Inc.
5.250% due 09/15/2024	400	388
WR Grace & Co-Conn
5.125% due 10/01/2021	870	887
5.625% due 10/01/2024	325	335
Wynn Las Vegas LLC
4.250% due 05/30/2023	1,500	1,429
Wynn Macau Ltd.
5.250% due 10/15/2021	2,500	2,425

		151,510

UTILITIES 0.4%
Alcatel-Lucent USA, Inc.
4.625% due 07/01/2017	1,000	1,016
Athlon Holdings LP
7.375% due 04/15/2021	800	874
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	250	268
NRG Energy, Inc.
6.250% due 07/15/2022	2,375	2,448
Penn Virginia Corp.
8.500% due 05/01/2020	300	316

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sprint Communications, Inc.
6.000% due 11/15/2022	$2,000	$1,947
Sprint Corp.
7.125% due 06/15/2024	1,650	1,669
7.875% due 09/15/2023	500	532
TW Telecom Holdings, Inc.
5.375% due 10/01/2022	250	270

		9,340

Total Corporate Bonds & Notes (Cost $180,473)		182,146

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (d) 0.0%
		1,028

U.S. TREASURY BILLS 0.1%
0.038% due 10/09/2014 - 02/26/2015 (c)(f)	3,102	3,102

Total Short-Term Instruments (Cost $4,129)		4,130

Total Investments in Securities (Cost $2,111,459)		2,096,338

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.1%

SHORT-TERM INSTRUMENTS 7.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.1%
PIMCO Short-Term Floating NAV Portfolio	10,440,278	$104,465
PIMCO Short-Term Floating NAV Portfolio III	5,204,148	51,995

Total Short-Term Instruments (Cost $156,494)		156,460

Total Investments in Affiliates (Cost $156,494)		156,460

Total Investments 101.6% (Cost $2,267,953)		$2,252,798

Financial Derivative Instruments (e)(g) 0.0% (Cost or Premiums, net $0)		920

Other Assets and Liabilities, net (1.6%)		(37,423)

Net Assets 100.0%		$2,216,295

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$1,028	U.S. Treasury Notes 1.500% due 02/28/2019	$(1,049)	$1,028	$1,028

Total Repurchase Agreements						$(1,049)	$1,028	$1,028

(1)	Includes accrued interest.

As of September 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $4,515 at a weighted average interest rate of (0.500%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$1,028	$0	$0	$0	$1,028	$(1,049)	$(21)

Total Borrowings and Other Financing Transactions	$1,028	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

132	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-21 5-Year Index	5.000%	12/20/2018	$24,849	$1,730	$(82)	$151	$0
CDX.HY-22 5-Year Index	5.000%	06/20/2019	43,560	2,657	(666)	265	0

				$4,387	$(748)	$416	$0

Total Swap Agreements				$4,387	$(748)	$416	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(f)	Securities with an aggregate market value of $3,102 and cash of $432 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$416	$416	$0	$0	$0	$0

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	12/2014		GBP	5,401	$		8,723	$0	$(28)

BRC	10/2014	$		1,174		EUR	895	0	(43)

CBK	10/2014		EUR	10,389	$		13,697	575	0

UAG	10/2014	$		12,143		EUR	9,494	0	(152)
	11/2014		EUR	9,494	$		12,145	152	0

Total Forward Foreign Currency Contracts								$727	$(223)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
BOA	$0	$0	$0	$0	$(28)	$0	$0	$(28)	$(28)	$0	$(28)
BRC	0	0	0	0	(43)	0	0	(43)	(43)	0	(43)
CBK	575	0	0	575	0	0	0	0	575	(290)	285
UAG	152	0	0	152	(152)	0	0	(152)	0	0	0

Total Over the Counter	$727	$0	$0	$727	$(223)	$0	$0	$(223)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	133

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$416	$0	$0	$0	$416

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$727	$0	$727

	$0	$416	$0	$727	$0	$1,143

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$223	$0	$223

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$1,727	$0	$0	$0	$1,727

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$874	$0	$874

	$0	$1,727	$0	$874	$0	$2,601

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(1,653)	$0	$0	$0	$(1,653)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$542	$0	$542

	$0	$(1,653)	$0	$542	$0	$(1,111)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$1,241	$1,791,136	$117,685	$1,910,062
Corporate Bonds & Notes
Banking & Finance	0	21,296	0	21,296
Industrials	0	151,510	0	151,510
Utilities	0	9,340	0	9,340
Short-Term Instruments
Repurchase Agreements	0	1,028	0	1,028
U.S. Treasury Bills	0	3,102	0	3,102
	$1,241	$1,977,412	$117,685	$2,096,338

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$156,460	$0	$0	$156,460

Total Investments	$157,701	$1,977,412	$117,685	$2,252,798

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$416	$0	$416
Over the counter	0	727	0	727
	$0	$1,143	$0	$1,143

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(223)	$0	$(223)

Totals	$157,701	$1,978,332	$117,685	$2,253,718

134	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2014 (1)
Investments in Securities, at Value
Bank Loan Obligations	$63,736	$35,421	$(9,356)	$21	$10	$(475)	$48,059	$(19,731)	$117,685	$(291)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$117,685	Third-Party Vendor	Broker Quote	96.00-101.75

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	135

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of eight funds (each a “Fund” and collectively the “Funds”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (“the Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

136	PIMCO CREDIT BOND FUNDS

September 30, 2014 (Unaudited)

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the PIMCO Convertible Fund and PIMCO Credit Absolute Return Fund, are declared daily and distributed to shareholders monthly. Dividends from net investment income, if any, of the PIMCO Convertible Fund and PIMCO Credit Absolute Return Fund are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions, have been determined to be at a level requiring a Statement of Cash Flows. Statement of Cash Flows, as applicable, have been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update became effective for interim or annual periods beginning on or after December 15, 2013. In accordance with investment company reporting requirements under U.S. GAAP, the Funds adopted the ASU for the six month period ended September 30, 2014. The ASU did not have an impact on the Funds’ financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the “Adviser”. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	137

Notes to Financial Statements (Cont.)

obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or

138	PIMCO CREDIT BOND FUNDS

September 30, 2014 (Unaudited)

out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	139

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both

140	PIMCO CREDIT BOND FUNDS

September 30, 2014 (Unaudited)

the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2014, the PIMCO Credit Absolute Return Fund, PIMCO Diversified Income Fund, PIMCO Floating Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Fund and PIMCO Senior Floating Rate Fund had $11,828,911, $4,467,278, $1,687,639, $221,204,164, $39,225,687, $17,261,139 and $14,383,481 respectively, in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be

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Notes to Financial Statements (Cont.)

adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2014 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, such as U.S. Treasury Strips which are Treasury fixed income securities sold at a discount to face value and offer no interest payments; rather, investors receive par at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2014 (amounts in thousands):

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Investmentsin PIMCO Short-Term Floating NAV Portfolio
Fund Name	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Credit Absolute Return Fund	$623,748	$198,981	$(623,800)	$27	$21	$198,977	$581	$0
PIMCO Diversified Income Fund	293,816	1,579,308	(1,775,720)	47	(7)	97,444	208	0
PIMCO Floating Income Fund	122,048	838,081	(890,220)	24	(9)	69,924	80	0
PIMCO High Yield Fund	15,725	3,223,871	(3,181,850)	1	0	57,747	170	0
PIMCO High Yield Spectrum Fund	28,831	859,046	(870,450)	5	0	17,432	46	0
PIMCO Long-Term Credit Fund	103,192	1,008,827	(972,010)	8	(4)	140,013	126	0
PIMCO Senior Floating Rate Fund	199,594	513,054	(608,210)	24	3	104,465	153	0

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Convertible Fund	$0	$9,900	$0	$0	$0	$9,900	$0	$0
PIMCO Credit Absolute Return Fund	113,913	150,912	0	0	(10)	264,815	212	0
PIMCO Diversified Income Fund	0	65,818	(19,100)	0	(1)	46,717	19	0
PIMCO Floating Income Fund	0	39,717	(35,300)	0	0	4,417	18	0
PIMCO High Yield Fund	744,447	37,254	(514,700)	(597)	617	267,021	756	0
PIMCO High Yield Spectrum Fund	93,590	101	(57,200)	(67)	69	36,493	101	0
PIMCO Long-Term Credit Fund	29,716	202,226	(72,800)	(1)	(9)	159,132	127	0
PIMCO Senior Floating Rate Fund	94,487	5,008	(47,500)	(38)	38	51,995	108	0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Line of Credit  PIMCO High Yield Fund, PIMCO Senior Floating Rate Fund, and PIMCO High Yield Spectrum Fund have entered into credit agreements with State Street Bank & Trust Company and other commercial banks to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreements. There is a maximum available commitment amount for PIMCO High Yield Fund, PIMCO Senior Floating Rate Fund and PIMCO High Yield Spectrum Fund equal to $600,000,000, $200,000,000 and $100,000,000, respectively. PIMCO High Yield Fund, PIMCO Senior Floating Rate Fund, and PIMCO High Yield Spectrum Fund have agreed to pay commitment fees of $360,000, $120,000 and $60,000, respectively, on the lines of credit, which amounted to $21,699, $7,233 and $3,616, respectively, in interest expense on the Statements of Operations. During the period, there were no borrowings on these lines of credit.

(b) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(c) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities.

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Notes to Financial Statements (Cont.)

Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(d) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(e) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of variation

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margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  Certain Funds may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

Options on Securities  Certain Funds may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Funds  Certain Funds may write or purchase options on exchange-traded funds (“ETF Option”). An ETF Option uses a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

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Notes to Financial Statements (Cont.)

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option

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(the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an

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Notes to Financial Statements (Cont.)

underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

7. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

Certain Funds may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Fund’s performance and/or ability to achieve its investment objective.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as

148	PIMCO CREDIT BOND FUNDS

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drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the Adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statements of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of

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Notes to Financial Statements (Cont.)

initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
PIMCO Convertible Fund	0.40%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO Credit Absolute Return Fund	0.60%	0.30%	0.40%	N/A	0.45%	0.45%
PIMCO Diversified Income Fund	0.45%	0.30%	0.40%	0.30%	0.45%	0.45%
PIMCO Floating Income Fund	0.30%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO High Yield Fund	0.25%	0.30%	0.40%	0.30%	0.40%	0.40%
PIMCO High Yield Spectrum Fund	0.30%	0.30%	0.40%	N/A	0.40%	0.40%
PIMCO Long-Term Credit Fund	0.30%	0.25%	0.35%	N/A	N/A	N/A
PIMCO Senior Floating Rate Fund	0.40%	0.30%	0.40%	N/A	0.35%	0.35%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the

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distribution of Class B, Class C, and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO Floating Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%
	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2014, the Distributor received $4,229,322 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Redemption Fees  Shareholders of the PIMCO Senior Floating Rate Fund were subject to a redemption fee on redemptions and exchanges of 1.00% of the NAV of the PIMCO Senior Floating Rate Fund shares redeemed or exchanged. Redemption fees were charged on shares redeemed or exchanged within 30 days after their acquisition, including shares acquired through exchanges. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO Credit Absolute Return and PIMCO Senior Floating Rate Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of each Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the

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Notes to Financial Statements (Cont.)

amount reimbursed does not exceed the operating expense limitation. As of September 30, 2014, there were no recoverable amounts.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2014, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Convertible Fund	$0	$3,597
PIMCO Credit Absolute Return Fund	90,804	636,927
PIMCO Diversified Income Fund	126,664	1,184,173
PIMCO Floating Income Fund	38,309	647,317
PIMCO High Yield Fund	157,864	1,050,415
PIMCO High Yield Spectrum Fund	14,428	177,212
PIMCO Long-Term Credit Fund	118,037	168,833
PIMCO Senior Floating Rate Fund	9,263	103,479

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2014, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Convertible Fund	$21,692	$19,525	$59,371	$47,074
PIMCO Credit Absolute Return Fund	46,379	97,315	1,029,405	1,358,097
PIMCO Diversified Income Fund	2,107	16,026	1,337,425	3,113,390
PIMCO Floating Income Fund	0	202	599,791	1,576,381
PIMCO High Yield Fund	0	100,441	2,497,876	5,399,363
PIMCO High Yield Spectrum Fund	0	0	434,125	1,523,880
PIMCO Long-Term Credit Fund	1,009,302	1,090,331	1,208,596	1,104,975
PIMCO Senior Floating Rate Fund	0	0	519,042	522,746

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12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Convertible Fund				PIMCO Credit Absolute Return Fund (1)
	Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,150	$26,355	10,160	$140,041	13,684	$146,400	210,978	$2,216,965
Class P	905	10,957	627	8,336	1,775	19,029	5,266	55,499
Administrative Class	100	1,279	373	5,564	0	0	0	0
Class D	2,303	27,913	1,444	19,250	322	3,470	2,712	28,649
Class A	1,445	17,544	4,710	63,560	412	4,416	3,840	40,763
Class C	1,625	19,575	2,524	33,944	129	1,383	1,341	14,170
Class R	0	0	0	0	10	104	9	95
Issued as reinvestment of distributions
Institutional Class	271	3,332	2,945	37,617	1,323	14,226	3,280	34,450
Class P	59	717	145	1,787	37	400	52	545
Administrative Class	25	318	111	1,424	0	0	0	0
Class D	101	1,237	239	2,959	13	143	37	388
Class A	217	2,639	899	11,065	14	152	40	423
Class C	167	2,030	562	6,911	3	31	9	94
Class R	0	0	0	0	0	1	0	1
Cost of shares redeemed
Institutional Class	(3,046)	(37,119)	(41,174)	(565,622)	(120,361)	(1,296,343)	(44,417)	(468,809)
Class P	(198)	(2,402)	(298)	(3,795)	(1,334)	(14,277)	(2,522)	(26,485)
Administrative Class	(457)	(5,796)	(67)	(914)	0	0	0	0
Class D	(1,201)	(14,726)	(921)	(12,018)	(1,043)	(11,180)	(2,301)	(24,290)
Class A	(926)	(11,152)	(2,121)	(27,940)	(1,590)	(17,105)	(2,255)	(23,837)
Class C	(472)	(5,702)	(604)	(7,586)	(179)	(1,907)	(677)	(7,117)
Class R	0	0	0	0	0	(1)	0	0
Net increase (decrease) resulting from Fund share transactions	3,068	$36,999	(20,446)	$(285,417)	(106,785)	$(1,151,058)	175,392	$1,841,504

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	153

Notes to Financial Statements (Cont.)

	PIMCO Diversified Income Fund				PIMCO Floating Income Fund (2)
	Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	20,297	$239,713	90,845	$1,074,483	6,077	$54,040	87,810	$787,768
Class P	1,775	20,961	4,233	50,051	4,700	41,911	22,452	197,280
Administrative Class	130	1,527	471	5,575	23	204	231	2,031
Class D	709	8,429	4,316	52,103	1,368	12,193	2,867	25,288
Class A	2,240	26,464	4,851	57,501	3,586	31,916	21,331	187,487
Class B	15	174	86	1,007	0	0	0	0
Class C	645	7,602	2,708	32,188	1,515	13,475	15,521	136,463
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	8,592	101,513	25,432	296,227	3,286	29,208	13,993	123,472
Class P	81	949	216	2,519	142	1,259	212	1,866
Administrative Class	20	234	51	592	4	37	4	36
Class D	134	1,577	529	6,173	83	736	160	1,411
Class A	337	3,980	982	11,455	481	4,265	876	7,719
Class B	3	38	14	165	0	0	0	0
Class C	198	2,336	550	6,400	315	2,791	543	4,785
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(209,543)	(2,483,467)	(217,663)	(2,520,417)	(133,617)	(1,187,342)	(345,614)	(3,036,206)
Class P	(955)	(11,254)	(7,801)	(90,398)	(2,882)	(25,532)	(5,565)	(48,914)
Administrative Class	(51)	(599)	(755)	(8,812)	(74)	(659)	(40)	(354)
Class D	(1,059)	(12,484)	(13,338)	(154,579)	(1,974)	(17,499)	(3,716)	(32,845)
Class A	(4,322)	(50,861)	(16,785)	(195,527)	(6,075)	(53,960)	(14,876)	(130,934)
Class B	(184)	(2,177)	(284)	(3,326)	0	0	0	0
Class C	(1,628)	(19,172)	(7,434)	(86,401)	(3,420)	(30,341)	(6,019)	(52,981)
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(182,566)	$(2,164,517)	(128,776)	$(1,463,021)	(126,462)	$(1,123,298)	(209,830)	$(1,826,628)

154	PIMCO CREDIT BOND FUNDS

September 30, 2014 (Unaudited)

PIMCO High Yield Fund				PIMCO High Yield Spectrum Fund (3)
Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

136,172	$1,323,240	320,668	$3,081,885	8,070	$89,004	26,151	$288,350
8,334	80,770	21,646	208,270	551	6,088	1,361	15,002
6,743	65,476	21,632	208,651	0	0	0	0
11,601	112,518	41,316	397,537	2,374	26,221	10,457	114,377
6,730	65,341	28,809	277,364	1,535	16,893	4,578	50,236
54	532	213	2,047	0	0	0	0
3,014	29,277	11,244	108,086	181	2,010	978	10,757
644	6,258	2,186	21,020	0	0	0	0

23,791	230,413	68,688	660,066	7,144	78,776	21,416	235,123
1,108	10,714	2,122	20,407	160	1,762	369	4,053
1,692	16,386	4,456	42,817	0	0	0	0
1,607	15,556	3,764	36,204	118	1,305	335	3,688
2,521	24,394	5,535	53,214	76	837	174	1,914
10	94	36	348	0	0	0	0
1,008	9,752	2,226	21,396	28	313	45	490
135	1,302	311	2,990	0	0	0	0

(489,537)	(4,745,468)	(842,654)	(8,096,742)	(122,818)	(1,358,358)	(31,241)	(343,998)
(13,237)	(127,515)	(27,345)	(262,476)	(877)	(9,698)	(694)	(7,635)
(28,145)	(273,405)	(43,618)	(418,868)	0	0	0	0
(30,148)	(290,334)	(60,993)	(585,068)	(4,244)	(46,841)	(12,695)	(140,369)
(25,555)	(246,912)	(50,351)	(483,559)	(2,929)	(32,005)	(4,839)	(53,026)
(519)	(5,038)	(682)	(6,550)	0	0	0	0
(8,159)	(78,848)	(19,028)	(182,628)	(261)	(2,857)	(251)	(2,755)
(1,525)	(14,798)	(3,141)	(30,133)	0	0	0	0
(391,661)	$(3,790,295)	(512,960)	$(4,923,722)	(110,892)	$(1,226,550)	16,144	$176,207

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	155

Notes to Financial Statements (Cont.)

	PIMCO Long-Term Credit Fund (4)				PIMCO Senior Floating Rate Fund (5)
	Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	32,466	$410,337	243,312	$3,003,593	12,069	$123,566	89,931	$926,993
Class P	1,059	13,468	11,896	141,877	1,922	19,613	5,058	52,001
Class D	0	0	0	0	353	3,614	6,260	64,366
Class A	0	0	0	0	1,847	18,832	18,629	191,703
Class C	0	0	0	0	677	6,918	14,373	147,844
Class R	0	0	0	0	278	2,831	669	6,873
Issued as reinvestment of distributions
Institutional Class	12,044	153,520	29,424	353,965	3,639	37,113	9,212	94,661
Class P	1	10	4	48	73	749	122	1,256
Class D	0	0	0	0	50	508	145	1,488
Class A	0	0	0	0	228	2,324	481	4,936
Class C	0	0	0	0	134	1,369	292	2,995
Class R	0	0	0	0	9	92	11	113
Cost of shares redeemed
Institutional Class	(83,606)	(1,067,751)	(129,658)	(1,570,141)	(40,567)	(414,855)	(103,253)	(1,062,242)
Class P	(19)	(237)	(715)	(8,681)	(2,205)	(22,427)	(1,925)	(19,783)
Class D	0	0	0	0	(1,306)	(13,335)	(3,733)	(38,375)
Class A	0	0	0	0	(5,532)	(56,464)	(6,183)	(63,464)
Class C	0	0	0	0	(2,787)	(28,445)	(3,893)	(39,962)
Class R	0	0	0	0	(184)	(1,876)	(230)	(2,359)
Net increase (decrease) resulting from Fund share transactions	(38,055)	$(490,653)	154,263	$1,920,661	(31,302)	$(319,873)	25,966	$269,044

(1)

As of September 30, 2014, three shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 65% of the Fund. Two shareholders are related parties and comprise 55% of the Fund.*

(2)	As of September 30, 2014, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 12% of the Fund, and the shareholder is a related party of the Fund.*
(3)	As of September 30, 2014, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 89% of the Fund, and each of the two shareholders are related parties of the Fund.*
(4)	As of September 30, 2014, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 20% of the Fund, and the shareholder is a related party of the Fund.*
(5)	As of September 30, 2014, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 68% of the Fund, and each of the two shareholders are related parties of the Fund.*
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2014, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2011-2013, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

156	PIMCO CREDIT BOND FUNDS

September 30, 2014 (Unaudited)

As of March 31, 2014, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands) (6)
	03/31/2014	03/31/2015	03/31/2016	03/31/2017	03/31/2018	03/31/2019
PIMCO Convertible Fund	$0	$0	$0	$0	$0	$0
PIMCO Credit Absolute Return Fund	0	0	0	0	0	0
PIMCO Diversified Income Fund	0	0	0	0	0	0
PIMCO Floating Income Fund *	0	0	0	299,522	41,823	0
PIMCO High Yield Fund	0	0	0	0	0	0
PIMCO High Yield Spectrum Fund	0	0	0	0	0	0
PIMCO Long-Term Credit Fund	0	0	0	0	0	0
PIMCO Senior Floating Rate Fund	0	0	0	0	0	0

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2014, the Funds had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO Convertible Fund	$0	$6,370
PIMCO Credit Absolute Return Fund	0	0
PIMCO Diversified Income Fund	0	0
PIMCO Floating Income Fund*	152,754	0
PIMCO High Yield Fund	0	0
PIMCO High Yield Spectrum Fund	0	0
PIMCO Long-Term Credit Fund	0	0
PIMCO Senior Floating Rate Fund	0	0

(6)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO Convertible Fund	$187,593	$26,281	$(3,511)	$22,770
PIMCO Credit Absolute Return Fund	1,499,890	22,253	(17,947)	4,306
PIMCO Diversified Income Fund	3,307,492	108,794	(119,184)	(10,390)
PIMCO Floating Income Fund	1,208,791	32,483	(55,488)	(23,005)
PIMCO High Yield Fund	10,562,372	341,930	(123,376)	218,554
PIMCO High Yield Spectrum Fund	1,976,908	45,121	(51,058)	(5,937)
PIMCO Long-Term Credit Fund	6,714,737	363,985	(71,913)	292,072
PIMCO Senior Floating Rate Fund	2,268,142	7,651	(22,995)	(15,344)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	157

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	MYC	Morgan Stanley Capital Services, Inc.
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RDR	RBC Dain Rausher, Inc.
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	JPMorgan Securities, Inc.	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MRJ	Merrill Lynch Professional Clearing Corp	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
FOB	Credit Suisse Securities (USA) LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PLN	Polish Zloty
BRL	Brazilian Real	HKD	Hong Kong Dollar	RUB	Russian Ruble
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CHF	Swiss Franc	JPY	Japanese Yen	TRY	Turkish New Lira
CNH	Chinese Renminbi	MXN	Mexican Peso	USD (or $)	United States Dollar
CNY	Chinese Renminbi	NZD	New Zealand Dollar	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CBOT	Chicago Board of Trade	OTC	Over the Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPI	Consumer Price Index	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind
ADR	American Depositary Receipt	CLO	Collateralized Loan Obligation	REIT	Real Estate Investment Trust
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBD	To Be Determined
BABs	Build America Bonds	JSC	Joint Stock Company	TBD%	Interest rate to be determined when loan settles
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
BBSW	Bank Bill Swap Reference Rate	MBS	Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International

158	PIMCO CREDIT BOND FUNDS

Approval of Investment Advisory Contract

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 11-12, 2014, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2015. The Board also considered and approved for an additional one-year term through August 31, 2015, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“Research Affiliates”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2015; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates, on behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2015.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and Research Affiliates. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and Research Affiliates, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and Research Affiliates in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees, without management present, at the August 11-12, 2014 meeting. The independent Trustees also conducted a telephonic meeting with counsel to the Trust and the independent Trustees on August 5, 2014 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	159

Approval of Investment Advisory Contract (Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO Low Volatility RAFI®-PLUS suite, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses counterparties that meet its stringent and monitored criteria. The Trustees also considered that PIMCO’s collateral management team utilizes the counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2013, including, but not limited to, constructing and moving into a new global headquarters in Newport Beach in May 2014; investing significant resources into developing its global portfolio management expertise; expanding PIMCO’s technology team and investing in technology, with a focus on projects that increase capacity and investment management stability; engaging in detailed preparation efforts for the potential consequences of an unanticipated financial crisis or global liquidity vacuum; focusing on global business continuity program management; investing in additional personnel with fund operations expertise, including additional accounting, financial reporting, pricing and tax resources; and continuing to develop the PIMCO Accounting Yield Application (or PAY), which provides yield and income reporting, and the rollout of the Pricing Portal, which is a web-based workflow application that will automate the daily pricing review process, improve communications among stakeholders and enhance the ability to identify pricing variance and provide feedback to pricing vendors.

Similarly, the Board considered the asset-allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund. The Board considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs; its oversight of matters that may involve conflicts of interest with the Trust; its efforts

160	PIMCO CREDIT BOND FUNDS

(Unaudited)

to keep the Trustees informed about matters relevant to the Trust and its shareholders. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under both Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services under that Agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Agreements continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2014 and other performance data, as available, for the period ended June 30, 2014 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2014 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 11-12, 2014 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods ended May 31, 2014. The Board noted that, as of May 31, 2014, the Institutional Class of 61%, 67% and 80% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least five years of performance history, 93% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2014. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the supervisory and administrative fees for the PIMCO Emerging Markets Bond Fund effective October 1, 2014, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	161

Approval of Investment Advisory Contract (Cont.)

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reductions in supervisory and administrative fees for PIMCO Emerging Markets Bond Fund effective October 1, 2014. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over time and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO standard separate account fee rates in 47 out of 60 comparisons. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds for various other reasons, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities per contract and diverse servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations than when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund fees, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have

162	PIMCO CREDIT BOND FUNDS

(Unaudited)

few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the previous year while 2014 net income is expected to decline due to the fee impact of outflows. Additionally, the Board noted that profit margins were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception, fee reductions or waivers, and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been reduced for some Funds over time (including the proposed reductions for certain classes of PIMCO Emerging Markets Bond Fund to be effective October 1, 2014), had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified supervision and administrative fee.

The Trustees also considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted that the benefits of the unified fee were apparent during the 2008 financial crisis, as the total expense ratios of certain funds in other fund complexes that do not have a unified fee increased due to decreases in fund assets; moreover, these benefits may reemerge in the event a particular Fund’s assets decline in the future. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, including, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those described above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	163

Approval of Investment Advisory Contract (Cont.)

(Unaudited)

economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

164	PIMCO CREDIT BOND FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4003SAR_093014

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2014

Fundamental Index Funds

PIMCO EM Fundamental IndexPLUS® AR Strategy Fund

PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund

PIMCO Fundamental Advantage Absolute Return Strategy Fund

PIMCO Fundamental IndexPLUS® AR Fund

PIMCO International Fundamental IndexPLUS® AR Strategy Fund

PIMCO Intl Low Volatility RAFI®-PLUS AR Fund

PIMCO Low Volatility RAFI®-PLUS AR Fund

PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund

PIMCO Worldwide Fundamental Advantage AR Strategy Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		15
Benchmark Descriptions		17
Financial Highlights		18
Statements of Assets and Liabilities		26
Statements of Operations		30
Statements of Changes in Net Assets		32
Notes to Financial Statements		147
Glossary		169
Approval of Investment Advisory Contract		170

Fund	Fund Summary	Schedule of Investments

PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	6	34
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	7	47
PIMCO Fundamental Advantage Absolute Return Strategy Fund	8	59
PIMCO Fundamental IndexPLUS® AR Fund	9	72
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	10	84
PIMCO Intl Low Volatility RAFI® -PLUS AR Fund	11	98
PIMCO Low Volatility RAFI® -PLUS AR Fund	12	110
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	13	122
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	14	134

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report covering the six-month reporting period ended September 30, 2014, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

As previously announced on September 26, 2014, William “Bill” Gross, PIMCO’s Chief Investment Officer and co-founder, resigned from the firm. PIMCO subsequently elected Daniel Ivascyn to serve as Group Chief Investment Officer (“Group CIO”). In addition, PIMCO appointed Andrew Balls, CIO Global Fixed Income; Mark Kiesel, CIO Global Credit; Virginie Maisonneuve, CIO Global Equities; Scott Mather, CIO U.S. Core Strategies; and Mihir Worah, CIO Real Return and Asset Allocation. Outside of the reporting period on November 3, 2014, PIMCO announced that Marc Seidner will return to the firm effective November 12 in a new role as CIO Non-traditional Strategies and Head of Portfolio Management in the New York office. Under this leadership structure, Andrew and Mihir have additional managerial responsibility for PIMCO’s Portfolio Management group and trade floor activities globally. Andrew will oversee Portfolio Management in Europe and Asia-Pacific, and Mihir will oversee Portfolio Management in the U.S. Douglas Hodge, PIMCO’s Chief Executive Officer, and Jay Jacobs, President, will continue to serve as the firm’s senior executive leadership team, spearheading PIMCO’s business strategy, client service and the firm’s operations.

These appointments are a further evolution of the structure that PIMCO established earlier in 2014, reflecting our belief that the best approach for PIMCO’s clients and our firm is an investment leadership team of seasoned, highly skilled investors overseeing all areas of PIMCO’s investment activities.

During his 43 years at PIMCO, Mr. Gross made great contributions to building the firm and delivering value to PIMCO’s clients. Over this period PIMCO developed into a global asset manager, expanding beyond core fixed income, now encompassing nearly 2,500 employees across 13 offices, including over 250 portfolio managers. Mr. Gross was also responsible for starting PIMCO’s robust investment process, with a focus on long-term macroeconomic views and bottom-up security selection—a process that is well institutionalized and will continue into PIMCO’s future.

Financial market highlights of our six-month reporting period include:

■

Investors generally reacted positively to better clarity regarding central bank policy despite a period marked by ongoing geopolitical risks, namely tension between Ukraine and Russia, and the growing unrest in the Middle East. Investors reacted to these geopolitical events by either embracing risk assets (at times when concerns ebbed) or resorting to the perceived safety of high quality fixed income assets (at times of heightened concern). Geopolitical uncertainty continues to test the global economy and markets, impacting growth in Europe and contributing to increasing investor concern.

■

The U.S. economy showed signs of improvement on steady employment growth and renewed business investment activity. At its September 2014 meeting, the Federal Reserve (“Fed”) reiterated its intent to keep the Federal Funds Rate near zero for a considerable time even after the completion of its quantitative easing program by the end of October 2014. The Fed noted that future increases in the Federal Funds Rate would be dependent on signs of continuing economic improvement in the U.S., including a decline in the unemployment rate. Outside of the reporting period on October 29, 2014 the Fed announced the conclusion of its asset purchase program. The yield on the benchmark ten-year U.S. Treasury note was 2.49% at the end of the reporting period, compared with 2.72% on March 31, 2014. U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 1.70%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.21% for the reporting period.

■

In Europe, slower economic growth and fears of deflation prompted a series of unprecedented actions by the European Central Bank (“ECB”). Mario Draghi, ECB President, lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a liquidity channel to help encourage bank lending, and announced plans for an asset purchase program.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.69%, as represented by the Barclays U.S. TIPS Index. Longer-dated U.S. real yields decreased slightly during the reporting period, while shorter-maturity yields increased. Inflation expectations declined marginally as headline inflation decelerated from the 2% level seen

2	PIMCO FUNDAMENTAL INDEX FUNDS	Z

Chairman’s Letter

earlier in 2014 as food, energy, and transportation prices fell. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 11.76%.

■

Agency mortgage-backed securities (“MBS”) generally posted positive returns, but underperformed like-duration U.S. Treasuries due to supply pressure from larger levels of issuance and increasing concerns of MBS demand once the Fed ends its asset purchase program in October. Non-Agency MBS prices were mixed and higher quality bonds generally outperformed, amid broader macroeconomic volatility and signs the U.S. housing recovery had begun to slow.

■

The U.S. investment grade credit market, as measured by the Barclays U.S. Credit Index, returned 2.68%. U.S. credit spreads narrowed amid generally improving U.S. company fundamentals. The high yield market posted slightly positive returns as tighter valuations led to deteriorating demand for high yield corporate bonds, which precipitated a correction. Retail outflows for bank loans continued, but bank loans have benefited from consistent demand from collateralized loan obligations. Company fundamentals remained strong due to low default expectations.

■

Tax-exempt municipal bonds returned 4.12%, as represented by the Barclays Municipal Bond Index, and taxable municipal bonds, as represented by the Barclays Municipal Taxable Index, returned 5.51%. Municipal bonds posted positive returns and outperformed U.S. Treasuries, in which returns were driven by lower U.S. Treasury rates, limited supply, and mutual fund inflows. Net supply continued to contract, as new issuances did not keep pace with seasonally high levels of maturing bonds. High yield and long duration segments outperformed, driven by stronger liquidity following improved sentiment surrounding Detroit and Puerto Rico.

■

Emerging market (“EM”) external debt, as measured by the JPMorgan Emerging Markets Index (EMBI) Global, returned 3.69%. However, EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.87% amid U.S. dollar strength in September. The emerging markets have become increasingly differentiated, with sanctions on Russia from the West and a surge in violence in the Middle East weighing on markets, versus a stimulus program in China providing some support.

■

Equity markets posted positive returns in the U.S., but were flat or slightly negative in many other regions as economic data varied. U.S. growth became more resilient, but the Eurozone recovery faltered and growth decelerated in parts of Asia. U.S. equities returned 6.42%, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, returned 2.59%. EM equities, as measured by the MSCI Emerging Markets Index, returned 2.87%.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds November 12, 2014

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to a Fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of a Fund were to be negatively impacted by rising interest rates, the Fund could face increased redemptions by its shareholders, which could further reduce the value of the Fund.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, inverse correlation and compounding risk, smaller company risk, management risk, operational risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, tax risk, and the risk that a fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in

4	PIMCO FUNDAMENTAL INDEX FUNDS

the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	11/26/08	11/26/08	01/07/11	05/31/12	05/31/13	05/31/13	05/31/13
PIMCO EMG Intl Low Volatility RAFI®- PLUS AR Fund	12/30/13	12/30/13	12/30/13	—	12/30/13	12/30/13	12/30/13
PIMCO Fundamental Advantage Absolute Return Strategy Fund	02/29/08	02/29/08	06/30/10	—	07/31/08	07/31/08	07/31/08
PIMCO Fundamental IndexPLUS® AR Fund	06/30/05	06/30/05	04/30/08	06/30/05	06/30/05	06/30/05	06/30/05
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	09/30/11	09/30/11	—	—	02/28/14	02/28/14	02/28/14
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	12/30/13	12/30/13	12/30/13	—	12/30/13	12/30/13	12/30/13
PIMCO Low Volatility RAFI®-PLUS AR Fund	12/30/13	12/30/13	12/30/13	—	12/30/13	12/30/13	12/30/13
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	09/30/11	09/30/11	—	—	02/28/14	02/28/14	02/28/14
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	11/30/12	11/30/12	04/01/13	—	04/01/13	04/01/13	04/01/13

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, and Class C shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, and Class C shares.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	5

PIMCO EM Fundamental IndexPLUS® AR Strategy Fund

Institutional Class - PEFIX	Class A - PEFFX
Class P - PEFPX	Class C - PEFCX
Class D - PEFDX	Administrative Class - PEFAX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Short-Term Instruments‡	27.5%
Corporate Bonds & Notes	21.6%
U.S. Government Agencies	15.5%
Sovereign Issues	13.5%
U.S. Treasury Obligations	10.3%
Mortgage-Backed Securities	5.3%
Other	6.3%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	Fund Inception (11/26/08)
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund Institutional Class	5.78%	5.90%	7.50%	19.57%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund Class P	5.71%	5.73%	7.34%	19.40%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund Administrative Class	5.71%	5.61%	7.22%	19.26%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund Class D	5.44%	5.32%	7.02%	19.04%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund Class A	5.58%	5.42%	7.10%	19.13%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund Class A (adjusted)	1.63%	1.50%	6.29%	18.35%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund Class C	5.19%	4.48%	6.24%	18.18%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund Class C (adjusted)	4.19%	3.48%	6.24%	18.18%
MSCI Emerging Markets Index (Net Dividends in USD)	2.87%	4.30%	4.42%	14.96%
Lipper Emerging Market Funds Average	2.82%	4.80%	4.28%	13.81%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 1.15% for the Institutional Class shares, 1.25% for Class P shares, 1.40% for Administrative Class shares, 1.55% for Class D shares, 1.55% for Class A shares, and 2.30% for Class C shares.

Portfolio Insights

»

The PIMCO EM Fundamental IndexPLUS® AR Strategy Fund seeks to exceed the total return of the MSCI Emerging Markets Index (the “Benchmark”) by investing under normal circumstances in derivatives based on the Enhanced RAFI® Emerging Markets Strategy Index (“Enhanced RAFI® EM”), backed by a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Fund’s holdings of equity index derivatives benefited performance as the Enhanced RAFI® EM outperformed the MSCI Emerging Markets Index over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»

Within the fixed income collateral portfolio, U.S. duration positioning (or sensitivity to changes in market interest rates) detracted from returns, driven by short exposure to the long-end of the yield curve as longer-maturity yields fell over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as breakeven inflation fell over the reporting period.

»	Eurozone duration positioning added to performance, primarily driven by exposure to bonds in countries such as Spain and Italy, as yields in these countries fell over the reporting period.

»	Exposure to non-Agency mortgage-backed securities added to performance. The Markit iBoxx Broad U.S. Non-Agency RMBS USD Index posted positive returns over the reporting period.

»	Holdings of high yield corporate bonds detracted from performance as security selection led to negative price performance over the reporting period.

»	Non-U.S. currency exposure added to returns, led by short positioning in the euro and Japanese yen, as both currencies depreciated versus the U.S. dollar over the reporting period.

6	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund

Institutional Class - PLVLX	Class A - PLVVX
Class P - PLVWX	Class C - PLVOX
Class D - PLVDX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Short-Term Instruments‡	46.7%
Corporate Bonds & Notes	23.4%
U.S. Treasury Obligations	13.5%
Sovereign Issues	5.5%
U.S. Government Agencies	4.0%
Other	6.9%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Cumulative Total Return for the period ended September 30, 2014
	6 Months	Fund Inception (12/30/13)
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund Institutional Class	7.29%	6.86%
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund Class P	7.22%	6.68%
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund Class D	6.95%	6.41%
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund Class A	7.03%	6.49%
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund Class A (adjusted)	2.99%	2.49%
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund Class C	6.56%	5.82%
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund Class C (adjusted)	5.56%	4.82%
MSCI Emerging Markets Index (Net Dividends in USD)	2.87%	2.51%
Lipper Emerging Market Funds Average	2.82%	2.10%	*

All Fund returns are net of fees and expenses.

* Average cumulative total return since 12/31/2013.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 1.15% for the Institutional Class shares, 1.25% for Class P shares, 1.55% for Class D shares, 1.55% for Class A shares, and 2.30% for Class C shares.

Portfolio Insights

»

The PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund seeks to exceed the total return of the MSCI Emerging Markets Index (Net Dividends in USD) (the “Benchmark Index”) by investing under normal circumstances in derivatives based on the RA Emerging Markets Low Volatility Equity Income Index (“RA Emerging Markets Low Volatility Index”) backed by a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The RA Emerging Markets Low Volatility Index construction process begins by using the Research Affiliates Fundamental Index® (“RAFI®”) methodology, which is a patented, innovative indexing approach developed by Research Affiliates, LLC. The methodology weights companies by fundamental factors—including sales, cash flows, dividends and book value. The RA Emerging Markets Low Volatility Index selects a subset of securities based upon volatility, income and leverage in an effort to enhance returns and reduce portfolio volatility attributable to equity market downside risk. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

The Fund’s holdings of equity index derivatives contributed to absolute return as the RA Emerging Markets Low Volatility Equity Income Index outperformed the MSCI Emerging Markets Index over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»

Within the fixed income collateral portfolio, U.S. duration positioning (or sensitivity to changes in market interest rates) detracted from returns, driven by short exposure to the long-end of the yield curve as longer-maturity yields fell over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as breakeven inflation fell over the reporting period.

»	Eurozone duration positioning added to performance, primarily driven by exposure to bonds in countries such as Spain and Italy where yields fell over the reporting period.

»	Exposure to non-Agency mortgage-backed securities added to performance. The Markit iBoxx Broad U.S. Non-Agency RMBS USD Index, posted positive returns over the reporting period.

»	Holdings of high yield corporate bonds detracted from performance as security selection led to negative price performance over the reporting period.

»	Non-U.S. currency exposure added to returns, led by short positioning in the euro and Japanese yen, as both currencies depreciated versus the U.S. dollar over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	7

PIMCO Fundamental Advantage Absolute Return Strategy Fund

Institutional Class - PFATX	Class A - PTFAX
Class P - PFAPX	Class C - PTRCX
Class D - PFSDX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Short-Term Instruments‡	42.1%
Corporate Bonds & Notes	21.4%
Sovereign Issues	10.5%
U.S. Government Agencies	8.0%
U.S. Treasury Obligations	7.6%
Other	10.4%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	Fund Inception (02/29/08)
PIMCO Fundamental Advantage Absolute Return Strategy Fund Institutional Class	-1.05%	0.59%	4.58%	6.15%
PIMCO Fundamental Advantage Absolute Return Strategy Fund Class P	-1.10%	0.47%	4.44%	6.02%
PIMCO Fundamental Advantage Absolute Return Strategy Fund Class D	-1.25%	0.25%	4.17%	5.70%
PIMCO Fundamental Advantage Absolute Return Strategy Fund Class A	-1.27%	0.22%	4.17%	5.71%
PIMCO Fundamental Advantage Absolute Return Strategy Fund Class A (adjusted)	-4.97%	-3.54%	3.38%	5.10%
PIMCO Fundamental Advantage Absolute Return Strategy Fund Class C	-1.60%	-0.49%	3.38%	5.04%
PIMCO Fundamental Advantage Absolute Return Strategy Fund Class C (adjusted)	-2.54%	-1.39%	3.38%	5.04%
3 Month USD LIBOR Index	0.12%	0.24%	0.33%	0.79%
Lipper Alternative Equity Market Neutral Funds Average	-0.39%	2.03%	1.94%	1.19%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.89% for the Institutional Class shares, 0.99% for Class P shares, 1.29% for Class D shares, 1.29% for Class A shares, and 2.04% for Class C shares.

Portfolio Insights

»

The PIMCO Fundamental Advantage Absolute Return Strategy Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI® U.S. Large and short exposure to the S&P 500 Index (“S&P 500”), backed by a diversified portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps to gain long exposure to Enhanced RAFI® U.S. Large and short exposure to the S&P 500 Index.

»

The Fund’s long exposure to the Enhanced RAFI® U.S. Large Strategy Index and short exposure to the S&P 500 through equity index derivatives detracted from performance as the Enhanced RAFI® U.S. Large Index underperformed the S&P 500 over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»

Within the fixed income collateral portfolio, U.S. duration positioning (or sensitivity to changes in market interest rates) detracted from returns, driven by short exposure to the long-end of the yield curve as longer-maturity yields fell over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as breakeven inflation fell over the reporting period.

»	Eurozone duration positioning added to performance, primarily driven by exposure to bonds in countries such as Spain and Italy where yields fell over the reporting period.

»	Exposure to non-Agency mortgage-backed securities added to performance. The Markit iBoxx Broad U.S. Non-Agency RMBS USD Index posted positive returns over the reporting period.

»	Holdings of high yield corporate bonds detracted from performance as security selection led to negative price performance over the reporting period.

»	Non-U.S. currency exposure added to returns, led by short positioning in the euro and Japanese yen, as both currencies depreciated versus the U.S. dollar over the reporting period.

8	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO Fundamental IndexPLUS® AR Fund

Institutional Class - PXTIX	Class D - PIXDX
Class P - PIXPX	Class A - PIXAX
Administrative Class - PXTAX	Class C - PIXCX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Short-Term Instruments‡	37.6%
Corporate Bonds & Notes	25.6%
Sovereign Issues	11.1%
U.S. Government Agencies	7.5%
U.S. Treasury Obligations	7.1%
Mortgage-Backed Securities	5.5%
Other	5.6%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS® AR Fund Institutional Class	4.54%	18.79%	21.97%	12.31%
PIMCO Fundamental IndexPLUS® AR Fund Class P	4.53%	18.80%	21.84%	12.18%
PIMCO Fundamental IndexPLUS® AR Fund Administrative Class	4.50%	18.71%	21.68%	12.03%
PIMCO Fundamental IndexPLUS® AR Fund Class D	4.38%	18.42%	21.48%	11.85%
PIMCO Fundamental IndexPLUS® AR Fund Class A	4.21%	18.39%	21.49%	11.85%
PIMCO Fundamental IndexPLUS® AR Fund Class A (adjusted)	0.30%	13.95%	20.56%	11.39%
PIMCO Fundamental IndexPLUS® AR Fund Class C	3.96%	17.49%	20.57%	11.04%
PIMCO Fundamental IndexPLUS® AR Fund Class C (adjusted)	2.96%	16.49%	20.57%	11.04%
S&P 500 Index	6.42%	19.73%	15.70%	7.85%
Lipper Large-Cap Core Funds Average	5.01%	17.41%	14.20%	7.21%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.79% for the Institutional Class shares, 0.89% for Class P shares, 1.04% for Administrative Class shares, 1.19% for Class D shares, 1.19% for Class A shares, and 1.94% for Class C shares.

Portfolio Insights

»

The PIMCO Fundamental IndexPLUS® AR Fund seeks to exceed the total return of the S&P 500 Index (“S&P 500”), by investing under normal circumstances in derivatives based on Enhanced RAFI® US Large, backed by a portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps.

»	The Fund’s holdings of equity index derivatives detracted from performance as the Enhanced RAFI® US Large Index underperformed the S&P 500 over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»

Within the fixed income collateral portfolio, U.S. duration positioning (or sensitivity to changes in market interest rates) detracted from returns, driven by short exposure to the long-end of the yield curve as longer-maturity yields fell over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as breakeven inflation fell over the reporting period.

»	Eurozone duration positioning added to performance, primarily driven by exposure to bonds in countries such as Spain and Italy where yields fell over the reporting period.

»	Exposure to non-Agency mortgage-backed securities added to performance. The Markit iBoxx Broad U.S. Non-Agency RMBS USD Index posted positive returns over the reporting period.

»	Holdings of high yield corporate bonds detracted from performance as security selection led to negative price performance over the reporting period.

»	Non-U.S. currency exposure added to returns, led by short positioning in the euro and Japanese yen, which both depreciated versus the U.S. dollar over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	9

PIMCO International Fundamental IndexPLUS® AR Strategy Fund

Institutional Class - PTSIX	Class A - PTSOX
Class P - PTIPX	Class C - PTSKX
Class D - PTSLX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Short-Term Instruments‡	32.6%
Corporate Bonds & Notes	19.9%
Sovereign Issues	19.7%
U.S. Treasury Obligations	9.4%
U.S. Government Agencies	8.4%
Other	10.0%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	Fund Inception (09/30/11)
PIMCO International Fundamental IndexPLUS® AR Strategy Fund Institutional Class	-3.86%	6.61%	17.38%
PIMCO International Fundamental IndexPLUS® AR Strategy Fund Class P	-3.90%	6.52%	17.28%
PIMCO International Fundamental IndexPLUS® AR Strategy Fund Class D	-4.07%	6.14%	16.95%
PIMCO International Fundamental IndexPLUS® AR Strategy Fund Class A	-4.06%	6.24%	16.98%
PIMCO International Fundamental IndexPLUS® AR Strategy Fund Class A (adjusted)	-7.66%	2.29%	15.50%
PIMCO International Fundamental IndexPLUS® AR Strategy Fund Class C	-4.39%	5.46%	16.12%
PIMCO International Fundamental IndexPLUS® AR Strategy Fund Class C (adjusted)	-5.34%	4.52%	16.12%
MSCI EAFE Net Dividend Index (USD Unhedged)	-2.03%	4.25%	13.64%
Lipper International Multi-Cap Core Funds Average	-1.95%	3.95%	13.32%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.83% for the Institutional Class shares, 0.93% for Class P shares, 1.18% for Class D shares, 1.18% for Class A shares, and 1.93% for Class C shares.

Portfolio Insights

»

The PIMCO International Fundamental IndexPLUS® AR Strategy Fund seeks total return which exceeds that of the MSCI EAFE Net Dividend Index (USD Unhedged), by investing under normal circumstances in derivatives based on the Enhanced RAFI® International Large, backed by a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

The Fund’s holdings of equity index derivatives detracted from performance as the Enhanced RAFI® International Large Index underperformed the MSCI EAFE Net Dividend Index (USD Unhedged) over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»

Within the fixed income collateral portfolio, U.S. duration positioning (or sensitivity to changes in market interest rates) detracted from returns, driven by short exposure to the long-end of the yield curve as longer-maturity yields fell over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as breakeven inflation fell over the reporting period.

»	Eurozone duration positioning added to performance, primarily driven by exposure to bonds in countries such as Spain and Italy where yields fell over the reporting period.

»	Exposure to non-Agency mortgage-backed securities added to performance. The Markit iBoxx Broad U.S. Non-Agency RMBS USD Index posted positive returns over the reporting period.

»	Holdings of high yield corporate bonds detracted from performance as security selection led to negative price performance over the reporting period.

»	Non-U.S. currency exposure added to returns, led by short positioning in the euro and Japanese yen, which both depreciated versus the U.S. dollar over the reporting period.

10	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO Intl Low Volatility RAFI®-PLUS AR Fund

Institutional Class - PLVTX	Class A - PLVBX
Class P - PLVZX	Class C - PLVQX
Class D - PLVRX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Short-Term Instruments‡	36.2%
Corporate Bonds & Notes	24.4%
U.S. Treasury Obligations	15.8%
Sovereign Issues	7.7%
U.S. Government Agencies	6.2%
Other	9.7%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Cumulative Total Return for the period ended September 30, 2014
	6 Months	Fund Inception (12/30/13)
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund Institutional Class	3.38%	4.73%
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund Class P	3.36%	4.71%
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund Class D	3.25%	4.49%
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund Class A	3.22%	4.46%
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund Class A (adjusted)	-0.61%	0.54%
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund Class C	2.87%	3.90%
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund Class C (adjusted)	1.87%	2.90%
MSCI EAFE Net Dividend Index (USD Unhedged)	-2.03%	-1.27%
Lipper International Multi-Cap Core Funds Average	-1.95%	-1.66%	*

All Fund returns are net of fees and expenses.

* Average cumulative total return since 12/31/2013.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.82% for the Institutional Class shares, 0.92% for Class P shares, 1.17% for Class D shares, 1.17% for Class A shares, and 1.92% for Class C shares.

Portfolio Insights

»

The PIMCO Intl Low Volatility RAFI®-PLUS AR Fund seeks total return which exceeds that of the MSCI EAFE Net Dividend Index (USD Unhedged) by investing under normal circumstances in derivatives based on the RA International Low Volatility Equity Income Index (“RA International Low Volatility Index”), backed by a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

The Fund’s holdings of equity index derivatives contributed to performance as the RA International Low Volatility Index outperformed the MSCI EAFE Net Dividend Index (USD Unhedged) over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»

Within the fixed income collateral portfolio, U.S. duration positioning (or sensitivity to changes in market interest rates) detracted from returns, driven by short exposure to the long-end of the yield curve as longer-maturity yields fell over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as breakeven inflation fell over the reporting period.

»	Eurozone duration positioning added to performance, primarily driven by exposure to bonds in countries such as Spain and Italy where yields fell over the reporting period.

»	Exposure to non-Agency mortgage-backed securities added to performance. The Markit iBoxx Broad U.S. Non-Agency RMBS USD Index posted positive returns over the reporting period.

»	Holdings of high yield corporate bonds detracted from performance as security selection led to negative price performance over the reporting period.

»	Non-U.S. currency exposure added to returns, led by short positioning in the euro and Japanese yen, which both depreciated versus the U.S. dollar over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	11

PIMCO Low Volatility RAFI®-PLUS AR Fund

Institutional Class - PILVX	Class A - PXLVX
Class P - PPLVX	Class C - POLVX
Class D - PDLVX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Short-Term Instruments‡	71.9%
U.S. Treasury Obligations	10.1%
Corporate Bonds & Notes	9.0%
Sovereign Issues	4.8%
Asset-Backed Securities	1.5%
Other	2.7%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Cumulative Total Return for the period ended September 30, 2014
	6 Months	Fund Inception (12/30/13)
PIMCO Low Volatility RAFI®-PLUS AR Fund Institutional Class	6.27%	9.67%
PIMCO Low Volatility RAFI®-PLUS AR Fund Class P	6.28%	9.68%
PIMCO Low Volatility RAFI®-PLUS AR Fund Class D	6.08%	9.37%
PIMCO Low Volatility RAFI®-PLUS AR Fund Class A	6.05%	9.34%
PIMCO Low Volatility RAFI®-PLUS AR Fund Class A (adjusted)	2.09%	5.23%
PIMCO Low Volatility RAFI®-PLUS AR Fund Class C	5.66%	8.73%
PIMCO Low Volatility RAFI®-PLUS AR Fund Class C (adjusted)	4.66%	7.73%
S&P 500 Index	6.42%	8.78%
Lipper Large-Cap Core Funds Average	5.01%	6.74%	*

All Fund returns are net of fees and expenses.

* Average cumulative total return since 12/31/2013.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.79% for the Institutional Class shares, 0.89% for Class P shares, 1.19% for Class D shares, 1.19% for Class A shares, and 1.94% for Class C shares.

Portfolio Insights

»

The PIMCO Low Volatility RAFI®-PLUS AR Fund seeks to exceed the total return of the S&P 500 (S&P 500”) by investing under normal circumstances in derivatives based on the RA US Low Volatility Equity Income Index (“RA US Low Volatility Index”) backed by a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The RA US Low Volatility Index construction process begins by using the Research Affiliates Fundamental Index® (“RAFI®”) methodology, which is a patented, innovative indexing approach developed by Research Affiliates, LLC. The methodology weights companies by fundamental factors—including sales, cash flows, dividends and book value. The RA US Low Volatility Index selects a subset of securities based upon volatility, income and leverage in an effort to enhance returns and reduce portfolio volatility attributable to equity market downside risk.

»	The Fund’s holdings of equity index derivatives detracted from performance as the RA US Low Volatility Index underperformed the S&P 500 over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»

Within the fixed income collateral portfolio, U.S. duration positioning (or sensitivity to changes in market interest rates) detracted from returns, driven by short exposure to the long-end of the yield curve as longer-maturity yields fell over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as breakeven inflation fell over the reporting period.

»	Eurozone duration positioning added to performance, primarily driven by exposure to bonds in countries such as Spain and Italy where yields fell over the reporting period.

»	Exposure to non-Agency mortgage-backed securities added to performance. The Markit iBoxx Broad U.S. Non-Agency RMBS USD Index posted positive returns over the reporting period.

»	Holdings of high yield corporate bonds detracted from performance as security selection led to negative price performance over the reporting period.

»	Non-U.S. currency exposure added to returns, led by short positioning in the euro and Japanese yen, which both depreciated versus the U.S. dollar over the reporting period.

12	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund

Institutional Class - PCFIX	Class A - PCFAX
Class P - PCCPX	Class C - PCFEX
Class D - PCFDX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Corporate Bonds & Notes	24.6%
U.S. Treasury Obligations	22.5%
Short-Term Instruments‡	20.1%
Sovereign Issues	14.0%
U.S. Government Agencies	9.2%
Other	9.6%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	Fund Inception (09/30/11)
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund Institutional Class	-5.22%	6.39%	25.62%
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund Class P	-5.22%	6.34%	25.52%
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund Class D	-5.30%	6.06%	25.20%
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund Class A	-5.35%	6.00%	25.18%
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund Class A (adjusted)	-8.90%	2.01%	23.59%
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund Class C	-5.67%	5.24%	24.27%
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund Class C (adjusted)	-6.61%	4.42%	24.27%
Russell 2000® Index	-5.46%	3.93%	21.24%
Lipper Small-Cap Core Funds Average	-4.39%	5.72%	20.53%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.84% for the Institutional Class shares, 0.94% for Class P shares, 1.19% for Class D shares, 1.19% for Class A shares, and 1.94% for Class C shares.

Portfolio Insights

»

The PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund seeks total return which exceeds that of the Russell 2000® Index by investing under normal circumstances in derivatives based on the Enhanced RAFI® (eRAFI) US Small, backed by a diversified portfolio of short to intermediate duration Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Fund’s holdings of equity index derivatives detracted from performance as the eRAFI US Small underperformed the Russell 2000® Index over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»

Within the fixed income collateral portfolio, U.S. duration positioning (or sensitivity to changes in market interest rates) detracted from returns, driven by short exposure to the long-end of the yield curve as longer-maturity yields fell over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as breakeven inflation fell over the reporting period.

»	Eurozone duration positioning added to performance, primarily driven by exposure to bonds in countries such as Spain and Italy where yields fell over the reporting period.

»	Exposure to non-Agency mortgage-backed securities added to performance. The Markit iBoxx Broad U.S. Non-Agency RMBS USD Index posted positive returns over the reporting period.

»	Holdings of high yield corporate bonds detracted from performance as security selection led to negative price performance over the reporting period.

»	Non-U.S. currency exposure added to returns, led by short positioning in the euro and Japanese yen, which both depreciated versus the U.S. dollar over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	13

PIMCO Worldwide Fundamental Advantage AR Strategy Fund

Institutional Class - PWWIX	Class A - PWWAX
Class P - PWWPX	Class C - PWWCX
Class D - PWWDX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Short-Term Instruments‡	50.0%
Corporate Bonds & Notes	20.4%
U.S. Government Agencies	8.8%
Asset-Backed Securities	5.2%
Sovereign Issues	4.9%
Other	10.7%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	Fund Inception (11/30/12)
PIMCO Worldwide Fundamental Advantage AR Strategy Fund Institutional Class	-1.67%	0.57%	1.09%
PIMCO Worldwide Fundamental Advantage AR Strategy Fund Class P	-1.75%	0.46%	0.93%
PIMCO Worldwide Fundamental Advantage AR Strategy Fund Class D	-1.92%	0.21%	0.66%
PIMCO Worldwide Fundamental Advantage AR Strategy Fund Class A	-1.85%	0.30%	0.74%
PIMCO Worldwide Fundamental Advantage AR Strategy Fund Class A (adjusted)	-5.52%	-3.42%	-1.34%
PIMCO Worldwide Fundamental Advantage AR Strategy Fund Class C	-2.20%	-0.50%	-0.05%
PIMCO Worldwide Fundamental Advantage AR Strategy Fund Class C (adjusted)	-3.18%	-1.49%	-0.05%
3 Month USD LIBOR Index	0.12%	0.24%	0.27%
Lipper Alternative Equity Market Neutral Funds Average	-0.39%	2.03%	1.38%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.99% for the Institutional Class shares, 1.09% for Class P shares, 1.39% for Class D shares, 1.39% for Class A shares, and 2.14% for Class C shares.

Portfolio Insights

»

The PIMCO Worldwide Fundamental Advantage AR Strategy Fund seeks total return which exceeds that of its benchmark, by investing under normal circumstances in derivatives providing exposure to a proprietary global equity market neutral index designed by the Fund’s sub-adviser, Research Affiliates, LLC, backed by a diversified portfolio of short and intermediate maturity Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The Fund’s strategy with respect to maintaining exposure to the RAFI® Country Neutral L/S Global Index (the “Index”) can be characterized as “market neutral” because it seeks to maintain equal long and short equity positions while returning the relative appreciation (or depreciation) of the Index.

»	The Fund’s exposure to the Index, through equity index derivatives, detracted from absolute returns as this index posted negative returns over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»

Within the fixed income collateral portfolio, U.S. duration positioning (or sensitivity to changes in market interest rates) detracted from returns, driven by short exposure to the long-end of the yield curve as longer-maturity yields fell over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as breakeven inflation fell over the reporting period.

»	Eurozone duration positioning added to performance, primarily driven by exposure to bonds in countries such as Spain and Italy where yields fell over the reporting period.

»	Exposure to non-Agency mortgage-backed securities added to performance. The Markit iBoxx Broad U.S. Non-Agency RMBS USD Index posted positive returns over the reporting period.

»	Holdings of high yield corporate bonds detracted from performance as security selection led to negative price performance over the reporting period.

»	Non-U.S. currency exposure added to returns, led by short positioning in the euro and Japanese yen, which both depreciated versus the U.S. dollar over the reporting period.

14	PIMCO FUNDAMENTAL INDEX FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2014 to September 30, 2014 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund
Institutional Class	$1,000.00	$1,057.80	$5.93	$1,000.00	$1,019.30	$5.82	1.15%
Class P	1,000.00	1,057.10	6.45	1,000.00	1,018.80	6.33	1.25
Administrative Class	1,000.00	1,057.10	7.22	1,000.00	1,018.05	7.08	1.40
Class D	1,000.00	1,054.40	7.98	1,000.00	1,017.30	7.84	1.55
Class A	1,000.00	1,055.80	7.99	1,000.00	1,017.30	7.84	1.55
Class C	1,000.00	1,051.90	11.83	1,000.00	1,013.54	11.61	2.30
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund
Institutional Class	$1,000.00	$1,072.90	$5.20	$1,000.00	$1,020.05	$5.06	1.00%
Class P	1,000.00	1,072.20	5.71	1,000.00	1,019.55	5.57	1.10
Class D	1,000.00	1,069.50	7.26	1,000.00	1,018.05	7.08	1.40
Class A	1,000.00	1,070.30	7.27	1,000.00	1,018.05	7.08	1.40
Class C	1,000.00	1,065.60	11.13	1,000.00	1,014.29	10.86	2.15
PIMCO Fundamental Advantage Absolute Return Strategy Fund
Institutional Class	$1,000.00	$989.50	$4.44	$1,000.00	$1,020.61	$4.51	0.89%
Class P	1,000.00	989.00	4.94	1,000.00	1,020.10	5.01	0.99
Class D	1,000.00	987.50	6.43	1,000.00	1,018.60	6.53	1.29
Class A	1,000.00	987.30	6.43	1,000.00	1,018.60	6.53	1.29
Class C	1,000.00	984.00	10.15	1,000.00	1,014.84	10.30	2.04

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	15

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Fundamental IndexPLUS® AR Fund
Institutional Class	$1,000.00	$1,045.40	$4.05	$1,000.00	$1,021.11	$4.00	0.79%
Class P	1,000.00	1,045.30	4.56	1,000.00	1,020.61	4.51	0.89
Administrative Class	1,000.00	1,045.00	5.33	1,000.00	1,019.85	5.27	1.04
Class D	1,000.00	1,043.80	6.10	1,000.00	1,019.10	6.02	1.19
Class A	1,000.00	1,042.10	6.09	1,000.00	1,019.10	6.02	1.19
Class C	1,000.00	1,039.60	9.92	1,000.00	1,015.34	9.80	1.94
PIMCO International Fundamental IndexPLUS® AR Strategy Fund
Institutional Class	$1,000.00	$961.40	$4.08	$1,000.00	$1,020.91	$4.20	0.83%
Class P(a)	1,000.00	961.00	3.02	1,000.00	1,020.41	4.71	0.93
Class D	1,000.00	959.30	5.80	1,000.00	1,019.15	5.97	1.18
Class A	1,000.00	959.40	5.80	1,000.00	1,019.15	5.97	1.18
Class C	1,000.00	956.10	9.46	1,000.00	1,015.39	9.75	1.93
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund
Institutional Class	$1,000.00	$1,033.80	$4.18	$1,000.00	$1,020.96	$4.15	0.82%
Class P	1,000.00	1,033.60	4.69	1,000.00	1,020.46	4.66	0.92
Class D	1,000.00	1,032.50	5.96	1,000.00	1,019.20	5.92	1.17
Class A	1,000.00	1,032.20	5.96	1,000.00	1,019.20	5.92	1.17
Class C	1,000.00	1,028.70	9.76	1,000.00	1,015.44	9.70	1.92
PIMCO Low Volatility RAFI®-PLUS AR Fund
Institutional Class	$1,000.00	$1,062.70	$4.09	$1,000.00	$1,021.11	$4.00	0.79%
Class P	1,000.00	1,062.80	4.60	1,000.00	1,020.61	4.51	0.89
Class D	1,000.00	1,060.80	6.15	1,000.00	1,019.10	6.02	1.19
Class A	1,000.00	1,060.50	6.15	1,000.00	1,019.10	6.02	1.19
Class C	1,000.00	1,056.60	10.00	1,000.00	1,015.34	9.80	1.94
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund
Institutional Class	$1,000.00	$947.80	$4.15	$1,000.00	$1,020.81	$4.31	0.85%
Class P(a)	1,000.00	947.80	3.07	1,000.00	1,020.31	4.81	0.95
Class D	1,000.00	947.00	5.86	1,000.00	1,019.05	6.07	1.20
Class A	1,000.00	946.50	5.86	1,000.00	1,019.05	6.07	1.20
Class C	1,000.00	943.30	9.50	1,000.00	1,015.29	9.85	1.95
PIMCO Worldwide Fundamental Advantage AR Strategy Fund
Institutional Class	$1,000.00	$983.30	$4.92	$1,000.00	$1,020.10	$5.01	0.99%
Class P	1,000.00	982.50	5.42	1,000.00	1,019.60	5.52	1.09
Class D	1,000.00	980.80	6.90	1,000.00	1,018.10	7.03	1.39
Class A	1,000.00	981.50	6.90	1,000.00	1,018.10	7.03	1.39
Class C	1,000.00	978.00	10.61	1,000.00	1,014.34	10.81	2.14

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 5/30/14 for Actual expenses. Expenses paid in the Actual expense section are equal to the Net Annualized Expense Ratio, multiplied by the average account value over the period, multiplied by 123/365 for the Class P shares of the PIMCO International Fundamental IndexPLUS® AR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund (to reflect the period since the inception date of 5/30/14). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

16	PIMCO FUNDAMENTAL INDEX FUNDS

Benchmark Descriptions

Index	Description

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index.

MSCI Emerging Markets Index (Net Dividends in USD)	The MSCI Emerging Markets Index (Net Dividends in USD) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It is not possible to invest directly in the index.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO EM Fundamental IndexPLUS® AR Strategy Fund
Institutional Class
04/01/2014 - 09/30/2014+	$9.54	$0.03	$0.52	$0.55	$(0.01)	$0.00	$0.00	$(0.01)
03/31/2014	10.09	0.05	(0.56)	(0.51)	(0.01)	(0.03)	0.00	(0.04)
03/31/2013	10.14	0.11	0.61	0.72	(0.77)	0.00	0.00	(0.77)
03/31/2012	11.24	0.13	(0.91)	(0.78)	(0.32)	0.00	0.00	(0.32)
03/31/2011	11.10	0.13	2.52	2.65	(2.22)	(0.29)	0.00	(2.51)
03/31/2010	10.34	0.28	9.91	10.19	(9.03)	(0.40)	0.00	(9.43)
Class P
04/01/2014 - 09/30/2014+	9.55	0.02	0.53	0.55	(0.02)	0.00	0.00	(0.02)
03/31/2014	10.12	0.06	(0.60)	(0.54)	(0.00)^	(0.03)	0.00	(0.03)
03/31/2013	10.18	0.09	0.63	0.72	(0.78)	0.00	0.00	(0.78)
03/31/2012	11.24	0.11	(0.90)	(0.79)	(0.27)	0.00	0.00	(0.27)
01/07/2011 - 03/31/2011	10.85	0.03	0.36	0.39	0.00	0.00	0.00	0.00
Administrative Class
04/01/2014 - 09/30/2014+	9.48	0.02	0.52	0.54	(0.00)^	0.00	0.00	(0.00)^
03/31/2014	10.06	0.03	(0.58)	(0.55)	(0.00)^	(0.03)	0.00	(0.03)
05/31/2012 - 03/31/2013	8.98	0.06	1.81	1.87	(0.79)	0.00	0.00	(0.79)
Class D
04/01/2014 - 09/30/2014+	9.50	0.01	0.51	0.52	(0.02)	0.00	0.00	(0.02)
05/31/2013 - 03/31/2014	9.77	0.00 ^	(0.23)	(0.23)	(0.01)	(0.03)	0.00	(0.04)
Class A
04/01/2014 - 09/30/2014+	9.52	0.01	0.52	0.53	(0.00)^	0.00	0.00	(0.00)^
05/31/2013 - 03/31/2014	9.77	(0.00)^	(0.21)	(0.21)	(0.01)	(0.03)	0.00	(0.04)
Class C
04/01/2014 - 09/30/2014+	9.44	(0.03)	0.52	0.49	(0.00)^	0.00	0.00	(0.00)^
05/31/2013 - 03/31/2014	9.77	(0.06)	(0.24)	(0.30)	(0.00)^	(0.03)	0.00	(0.03)

PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund
Institutional Class
04/01/2014 - 09/30/2014+	$9.96	$0.06	$0.67	$0.73	$(0.06)	$0.00	$0.00	$(0.06)
12/30/2013 - 03/31/2014	10.00	0.01	(0.05)	(0.04)	0.00	0.00	0.00	0.00
Class P
04/01/2014 - 09/30/2014+	9.95	0.04	0.68	0.72	(0.06)	0.00	0.00	(0.06)
12/30/2013 - 03/31/2014	10.00	0.00	(0.05)	(0.05)	0.00	0.00	0.00	0.00
Class D
04/01/2014 - 09/30/2014+	9.95	0.03	0.66	0.69	(0.05)	0.00	0.00	(0.05)
12/30/2013 - 03/31/2014	10.00	(0.01)	(0.04)	(0.05)	0.00	0.00	0.00	0.00
Class A
04/01/2014 - 09/30/2014+	9.95	0.03	0.67	0.70	(0.05)	0.00	0.00	(0.05)
12/30/2013 - 03/31/2014	10.00	(0.01)	(0.04)	(0.05)	0.00	0.00	0.00	0.00
Class C
04/01/2014 - 09/30/2014+	9.93	(0.01)	0.66	0.65	(0.04)	0.00	0.00	(0.04)
12/30/2013 - 03/31/2014	10.00	(0.03)	(0.04)	(0.07)	0.00	0.00	0.00	0.00

PIMCO Fundamental Advantage Absolute Return Strategy Fund
Institutional Class
04/01/2014 - 09/30/2014+	$3.98	$0.02	$(0.06)	$(0.04)	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2014	4.46	0.05	0.01	0.06	(0.54)	0.00	0.00	(0.54)
03/31/2013	4.03	0.08	0.44	0.52	(0.09)	0.00	0.00	(0.09)
03/31/2012	4.41	0.09	(0.13)	(0.04)	(0.34)	0.00	0.00	(0.34)
03/31/2011	4.62	0.07	0.28	0.35	(0.56)	0.00	0.00	(0.56)
03/31/2010	4.38	0.07	1.07	1.14	(0.73)	(0.17)	0.00	(0.90)

Please see footnotes on pages 24 and 25.

18	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$10.08	5.78%	$3,871,152	1.15	%*	1.15	%*	1.15	%*	1.15	%*	0.58	%*	162%
9.54	(5.04)	5,266,628	1.20	(b)	1.20	(b)	1.20	(b)	1.20	(b)	0.55		328
10.09	6.95	5,989,049	1.25		1.25		1.25		1.25		1.08		399
10.14	(6.70)	4,715,043	1.25		1.25		1.25		1.25		1.37		774
11.24	24.97	2,399,802	1.25		1.25		1.25		1.25		1.13		517
11.10	104.46	368,540	1.26		1.26		1.25		1.25		1.99		589

10.08	5.71	24,284	1.25	*	1.25	*	1.25	*	1.25	*	0.46	*	162
9.55	(5.32)	9,259	1.30	(c)	1.30	(c)	1.30	(c)	1.30	(c)	0.60		328
10.12	6.91	5,648	1.35		1.35		1.35		1.35		0.89		399
10.18	(6.86)	2,771	1.35		1.35		1.35		1.35		1.14		774
11.24	3.59	30	1.35	*	1.35	*	1.35	*	1.35	*	1.36	*	517

10.02	5.71	216	1.40	*	1.40	*	1.40	*	1.40	*	0.34	*	162
9.48	(5.45)	217	1.45	(b)	1.45	(b)	1.45	(b)	1.45	(b)	0.27		328
10.06	20.64	127	1.50	*	1.50	*	1.50	*	1.50	*	0.73	*	399

10.00	5.44	9,347	1.55	*	1.55	*	1.55	*	1.55	*	0.19	*	162
9.50	(2.37)	3,420	1.59	*(d)	1.59	*(d)	1.59	*(d)	1.59	*(d)	0.03	*	328

10.05	5.58	9,356	1.55	*	1.55	*	1.55	*	1.55	*	0.19	*	162
9.52	(2.10)	3,842	1.59	*(d)	1.59	*(d)	1.59	*(d)	1.59	*(d)	(0.00	)*†	328

9.93	5.19	1,776	2.30	*	2.30	*	2.30	*	2.30	*	(0.56	)*	162
9.44	(3.02)	665	2.34	*(d)	2.34	*(d)	2.34	*(d)	2.34	*(d)	(0.75	)*	328

$10.63	7.29%	$5,107,846	1.00	%*	1.15	%*	1.00	%*	1.15	%*	1.15	%*	100%
9.96	(0.40)	2,470,229	1.00	*	1.20	*	1.00	*	1.20	*	0.46	*	25

10.61	7.22	231	1.10	*	1.25	*	1.10	*	1.25	*	0.67	*	100
9.95	(0.50)	10	1.10	*	1.30	*	1.10	*	1.30	*	(0.10	)*	25

10.59	6.95	579	1.40	*	1.55	*	1.40	*	1.55	*	0.49	*	100
9.95	(0.50)	25	1.40	*	1.60	*	1.40	*	1.60	*	(0.30	)*	25

10.60	7.03	2,561	1.40	*	1.55	*	1.40	*	1.55	*	0.58	*	100
9.95	(0.50)	10	1.40	*	1.60	*	1.40	*	1.60	*	(0.41	)*	25

10.54	6.56	120	2.15	*	2.30	*	2.15	*	2.30	*	(0.22	)*	100
9.93	(0.70)	10	2.15	*	2.35	*	2.15	*	2.35	*	(1.16	)*	25

$3.76	(1.05)%	$3,703,155	0.89	%*	0.89	%*	0.89	%*	0.89	%*	1.04	%*	74%
3.98	1.57	3,158,822	0.89		0.89		0.89		0.89		1.09		262
4.46	12.83	3,172,910	0.90		0.90		0.89		0.89		1.94		321
4.03	(0.77)	1,490,114	0.91		0.91		0.89		0.89		2.10		629
4.41	7.74	4,645,834	0.89		0.89		0.89		0.89		1.40		512
4.62	26.73	3,321,122	0.90		0.90		0.89		0.89		1.50		301

Please see footnotes on pages 24 and 25.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Fundamental Advantage Absolute Return Strategy Fund (Cont.)
Class P
04/01/2014 - 09/30/2014+	$3.97	$0.02		$(0.06)	$(0.04)	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2014	4.45	0.04		0.01	0.05	(0.53)	0.00	0.00	(0.53)
03/31/2013	4.02	0.09		0.42	0.51	(0.08)	0.00	0.00	(0.08)
03/31/2012	4.40	0.10		(0.14)	(0.04)	(0.34)	0.00	0.00	(0.34)
06/30/2010 - 03/31/2011	4.71	0.05		0.13	0.18	(0.49)	0.00	0.00	(0.49)
Class D
04/01/2014 - 09/30/2014+	3.90	0.01		(0.06)	(0.05)	(0.17)	0.00	0.00	(0.17)
03/31/2014	4.38	0.03		0.01	0.04	(0.52)	0.00	0.00	(0.52)
03/31/2013	3.96	0.07		0.41	0.48	(0.06)	0.00	0.00	(0.06)
03/31/2012	4.34	0.08		(0.13)	(0.05)	(0.33)	0.00	0.00	(0.33)
03/31/2011	4.56	0.05		0.27	0.32	(0.54)	0.00	0.00	(0.54)
03/31/2010	4.35	0.04		1.07	1.11	(0.73)	(0.17)	0.00	(0.90)
Class A
04/01/2014 - 09/30/2014+	3.92	0.01		(0.06)	(0.05)	(0.17)	0.00	0.00	(0.17)
03/31/2014	4.40	0.03		0.01	0.04	(0.52)	0.00	0.00	(0.52)
03/31/2013	3.97	0.07		0.41	0.48	(0.05)	0.00	0.00	(0.05)
03/31/2012	4.35	0.08		(0.13)	(0.05)	(0.33)	0.00	0.00	(0.33)
03/31/2011	4.57	0.05		0.27	0.32	(0.54)	0.00	0.00	(0.54)
03/31/2010	4.36	0.06		1.04	1.10	(0.72)	(0.17)	0.00	(0.89)
Class C
04/01/2014 - 09/30/2014+	3.94	(0.00	)^	(0.06)	(0.06)	(0.16)	0.00	0.00	(0.16)
03/31/2014	4.43	(0.00	)^	0.01	0.01	(0.50)	0.00	0.00	(0.50)
03/31/2013	3.99	0.04		0.42	0.46	(0.02)	0.00	0.00	(0.02)
03/31/2012	4.38	0.05		(0.13)	(0.08)	(0.31)	0.00	0.00	(0.31)
03/31/2011	4.61	0.01		0.27	0.28	(0.51)	0.00	0.00	(0.51)
03/31/2010	4.41	0.02		1.06	1.08	(0.71)	(0.17)	0.00	(0.88)

PIMCO Fundamental IndexPLUS® AR Fund
Institutional Class
04/01/2014 - 09/30/2014+	$7.01	$0.02		$0.30	$0.32	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2014	6.57	0.05		1.35	1.40	(0.96)	0.00	0.00	(0.96)
03/31/2013	5.86	0.08		1.37	1.45	(0.74)	0.00	0.00	(0.74)
03/31/2012	5.94	0.09		0.49	0.58	(0.66)	0.00	0.00	(0.66)
03/31/2011	6.07	0.15		1.16	1.31	(1.44)	0.00	0.00	(1.44)
03/31/2010	4.82	0.40		4.41	4.81	(3.56)	0.00	0.00	(3.56)
Class P
04/01/2014 - 09/30/2014+	6.98	0.02		0.30	0.32	(0.07)	0.00	0.00	(0.07)
03/31/2014	6.55	0.05		1.33	1.38	(0.95)	0.00	0.00	(0.95)
03/31/2013	5.85	0.07		1.37	1.44	(0.74)	0.00	0.00	(0.74)
03/31/2012	5.93	0.09		0.48	0.57	(0.65)	0.00	0.00	(0.65)
03/31/2011	6.07	0.14		1.15	1.29	(1.43)	0.00	0.00	(1.43)
03/31/2010	4.82	0.38		4.42	4.80	(3.55)	0.00	0.00	(3.55)
Administrative Class
04/01/2014 - 09/30/2014+	6.90	0.01		0.30	0.31	(0.06)	0.00	0.00	(0.06)
03/31/2014	6.48	0.04		1.33	1.37	(0.95)	0.00	0.00	(0.95)
03/31/2013	5.80	0.06		1.34	1.40	(0.72)	0.00	0.00	(0.72)
03/31/2012	5.88	0.08		0.49	0.57	(0.65)	0.00	0.00	(0.65)
03/31/2011	6.03	0.13		1.14	1.27	(1.42)	0.00	0.00	(1.42)
03/31/2010	4.81	0.36		4.41	4.77	(3.55)	0.00	0.00	(3.55)
Class D
04/01/2014 - 09/30/2014+	6.78	0.00	^	0.30	0.30	(0.06)	0.00	0.00	(0.06)
03/31/2014	6.39	0.03		1.30	1.33	(0.94)	0.00	0.00	(0.94)
03/31/2013	5.72	0.05		1.33	1.38	(0.71)	0.00	0.00	(0.71)
03/31/2012	5.81	0.07		0.47	0.54	(0.63)	0.00	0.00	(0.63)
03/31/2011	5.97	0.12		1.14	1.26	(1.42)	0.00	0.00	(1.42)
03/31/2010	4.79	0.34		4.39	4.73	(3.55)	0.00	0.00	(3.55)

Please see footnotes on pages 24 and 25.

20	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$3.75	(1.10)%	$51,706	0.99	%*	0.99	%*	0.99	%*	0.99	%*	0.96	%*	74%
3.97	1.45	44,362	0.99		0.99		0.99		0.99		1.01		262
4.45	12.71	51,049	1.00		1.00		0.99		0.99		2.03		321
4.02	(0.81)	22,608	1.01		1.01		0.99		0.99		2.30		629
4.40	4.04	16,685	0.99	*	0.99	*	0.99	*	0.99	*	1.48	*	512

3.68	(1.25)	62,244	1.29	*	1.29	*	1.29	*	1.29	*	0.67	*	74
3.90	1.24	61,031	1.29		1.29		1.29		1.29		0.70		262
4.38	12.24	53,320	1.30		1.30		1.29		1.29		1.73		321
3.96	(1.08)	41,035	1.31		1.31		1.29		1.29		1.90		629
4.34	7.19	76,463	1.29		1.29		1.29		1.29		1.02		512
4.56	26.10	27,219	1.30		1.30		1.29		1.29		0.85		301

3.70	(1.27)	58,800	1.29	*	1.29	*	1.29	*	1.29	*	0.69	*	74
3.92	1.24	76,013	1.29		1.29		1.29		1.29		0.69		262
4.40	12.21	58,810	1.30		1.30		1.29		1.29		1.78		321
3.97	(1.05)	66,096	1.31		1.31		1.29		1.29		1.90		629
4.35	7.29	93,291	1.29		1.29		1.29		1.29		1.10		512
4.57	25.95	14,754	1.30		1.30		1.29		1.29		1.21		301

3.72	(1.60)	33,124	2.04	*	2.04	*	2.04	*	2.04	*	(0.07	)*	74
3.94	0.36	38,619	2.04		2.04		2.04		2.04		(0.08)		262
4.43	11.53	21,996	2.05		2.05		2.04		2.04		1.02		321
3.99	(1.88)	20,658	2.06		2.06		2.04		2.04		1.16		629
4.38	6.33	25,766	2.04		2.04		2.04		2.04		0.32		512
4.61	25.14	4,945	2.06		2.06		2.04		2.04		0.47		301

$7.26	4.54%	$1,084,212	0.79	%*	0.79	%*	0.79	%*	0.79	%*	0.54	%*	126%
7.01	22.36	1,350,370	0.79		0.79		0.79		0.79		0.80		424
6.57	26.73	1,010,658	0.79		0.79		0.79		0.79		1.29		506
5.86	10.92	351,353	0.79		0.79		0.79		0.79		1.59		1,047
5.94	25.43	210,946	0.80		0.80		0.79		0.79		2.55		453
6.07	107.06	206,500	0.97		0.97		0.79		0.79		5.94		786

7.23	4.53	610,535	0.89	*	0.89	*	0.89	*	0.89	*	0.43	*	126
6.98	22.20	368,467	0.89		0.89		0.89		0.89		0.68		424
6.55	26.55	153,162	0.89		0.89		0.89		0.89		1.22		506
5.85	10.91	22,443	0.89		0.89		0.89		0.89		1.56		1,047
5.93	25.17	6,672	0.90		0.90		0.89		0.89		2.40		453
6.07	106.76	1,087	0.99		0.99		0.89		0.89		5.22		786

7.15	4.50	40,953	1.04	*	1.04	*	1.04	*	1.04	*	0.29	*	126
6.90	22.12	36,155	1.04		1.04		1.04		1.04		0.56		424
6.48	26.13	30,040	1.04		1.04		1.04		1.04		1.00		506
5.80	10.87	2,163	1.04		1.04		1.04		1.04		1.44		1,047
5.88	24.89	59	1.05		1.05		1.04		1.04		2.26		453
6.03	106.50	13	1.17		1.17		1.04		1.04		5.25		786

7.02	4.38	754,426	1.19	*	1.19	*	1.19	*	1.19	*	0.14	*	126
6.78	21.86	622,117	1.19		1.19		1.19		1.19		0.39		424
6.39	26.04	429,208	1.19		1.19		1.19		1.19		0.91		506
5.72	10.53	91,205	1.19		1.19		1.19		1.19		1.34		1,047
5.81	24.99	81,839	1.20		1.20		1.19		1.19		2.15		453
5.97	105.95	4,725	1.32		1.32		1.19		1.19		5.02		786

Please see footnotes on pages 24 and 25.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Fundamental IndexPLUS® AR Fund (Cont.)
Class A
04/01/2014 - 09/30/2014+	$6.80	$0.00	^	$0.29	$0.29	$(0.06)	$0.00	$0.00	$(0.06)
03/31/2014	6.40	0.02		1.32	1.34	(0.94)	0.00	0.00	(0.94)
03/31/2013	5.72	0.05		1.33	1.38	(0.70)	0.00	0.00	(0.70)
03/31/2012	5.81	0.07		0.48	0.55	(0.64)	0.00	0.00	(0.64)
03/31/2011	5.98	0.12		1.13	1.25	(1.42)	0.00	0.00	(1.42)
03/31/2010	4.79	0.34		4.40	4.74	(3.55)	0.00	0.00	(3.55)
Class C
04/01/2014 - 09/30/2014+	6.47	(0.02)		0.28	0.26	(0.04)	0.00	0.00	(0.04)
03/31/2014	6.16	(0.03)		1.25	1.22	(0.91)	0.00	0.00	(0.91)
03/31/2013	5.51	0.01		1.28	1.29	(0.64)	0.00	0.00	(0.64)
03/31/2012	5.63	0.03		0.45	0.48	(0.60)	0.00	0.00	(0.60)
03/31/2011	5.84	0.08		1.09	1.17	(1.38)	0.00	0.00	(1.38)
03/31/2010	4.74	0.29		4.33	4.62	(3.52)	0.00	0.00	(3.52)

PIMCO International Fundamental IndexPLUS® AR Strategy Fund
Institutional Class
04/01/2014 - 09/30/2014+	$12.56	$0.12		$(0.59)	$(0.47)	$(0.19)	$0.00	$0.00	$(0.19)
03/31/2014	11.26	0.14		2.73	2.87	(1.54)	(0.03)	0.00	(1.57)
03/31/2013	11.37	0.12		1.65	1.77	(1.70)	(0.18)	0.00	(1.88)
09/30/2011 - 03/31/2012	10.00	0.05		1.43	1.48	(0.11)	0.00	0.00	(0.11)
Class P
05/30/2014 - 09/30/2014+	12.91	(0.00	)^	(0.82)	(0.82)	(0.20)	0.00	0.00	(0.20)
Class D
04/01/2014 - 09/30/2014+	12.55	0.12		(0.62)	(0.50)	(0.18)	0.00	0.00	(0.18)
02/28/2014 - 03/31/2014	12.61	0.01		(0.07)	(0.06)	0.00	0.00	0.00	0.00
Class A
04/01/2014 - 09/30/2014+	12.56	0.11		(0.61)	(0.50)	(0.17)	0.00	0.00	(0.17)
02/28/2014 - 03/31/2014	12.61	0.01		(0.06)	(0.05)	0.00	0.00	0.00	0.00
Class C
04/01/2014 - 09/30/2014+	12.55	0.07		(0.61)	(0.54)	(0.16)	0.00	0.00	(0.16)
02/28/2014 - 03/31/2014	12.61	0.00	^	(0.06)	(0.06)	0.00	0.00	0.00	0.00

PIMCO Intl Low Volatility RAFI®-PLUS AR Fund
Institutional Class
04/01/2014 - 09/30/2014+	$10.13	$0.08		$0.26	$0.34	$(0.01)	$0.00	$0.00	$(0.01)
12/30/2013 - 03/31/2014	10.00	0.02		0.11	0.13	0.00	0.00	0.00	0.00
Class P
04/01/2014 - 09/30/2014+	10.13	0.07		0.27	0.34	(0.01)	0.00	0.00	(0.01)
12/30/2013 - 03/31/2014	10.00	0.00	^	0.13	0.13	0.00	0.00	0.00	0.00
Class D
04/01/2014 - 09/30/2014+	10.12	0.06		0.27	0.33	(0.01)	0.00	0.00	(0.01)
12/30/2013 - 03/31/2014	10.00	0.00	^	0.12	0.12	0.00	0.00	0.00	0.00
Class A
04/01/2014 - 09/30/2014+	10.12	0.06		0.27	0.33	(0.01)	0.00	0.00	(0.01)
12/30/2013 - 03/31/2014	10.00	0.00	^	0.12	0.12	0.00	0.00	0.00	0.00
Class C
04/01/2014 - 09/30/2014+	10.10	0.02		0.27	0.29	(0.00)^	0.00	0.00	(0.00)^
12/30/2013 - 03/31/2014	10.00	(0.02)		0.12	0.10	0.00	0.00	0.00	0.00

PIMCO Low Volatility RAFI®-PLUS AR Fund
Institutional Class
04/01/2014 - 09/30/2014+	$10.32	$0.04		$0.61	$0.65	$(0.04)	$0.00	$0.00	$(0.04)
12/30/2013 - 03/31/2014	10.00	0.01		0.31	0.32	0.00	0.00	0.00	0.00

Please see footnotes on pages 24 and 25.

22	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$7.03	4.21%	$827,825	1.19	%*	1.19	%*	1.19	%*	1.19	%*	0.14	%*	126%
6.80	22.03	745,005	1.19		1.19		1.19		1.19		0.37		424
6.40	26.10	291,184	1.19		1.19		1.19		1.19		0.92		506
5.72	10.62	97,573	1.19		1.19		1.19		1.19		1.33		1,047
5.81	24.77	69,302	1.20		1.20		1.19		1.19		2.09		453
5.98	106.17	16,155	1.32		1.32		1.19		1.19		5.05		786

6.69	3.96	489,566	1.94	*	1.94	*	1.94	*	1.94	*	(0.61	)*	126
6.47	20.87	415,212	1.94		1.94		1.94		1.94		(0.40)		424
6.16	25.19	115,909	1.94		1.94		1.94		1.94		0.17		506
5.51	9.71	33,921	1.94		1.94		1.94		1.94		0.56		1,047
5.63	23.86	20,521	1.95		1.95		1.94		1.94		1.37		453
5.84	104.72	6,433	2.07		2.07		1.94		1.94		4.33		786

$11.90	(3.86)%	$2,026,083	0.83	%*	0.83	%*	0.82	%*	0.82	%*	1.96	%*	288%
12.56	26.29	2,805,349	0.84	(e)	0.84	(e)	0.83	(e)	0.83	(e)	1.18		414
11.26	16.05	3,418,499	0.85		0.85		0.84		0.84		1.05		452
11.37	14.77	1,258,123	0.84	*	0.85	*	0.84	*	0.85	*	0.83	*	347

11.89	(6.49)	491	0.93	*	0.93	*	0.92	*	0.92	*	2.25	*	288

11.87	(4.07)	19,136	1.18	*	1.18	*	1.17	*	1.17	*	1.87	*	288
12.55	(0.48)	210	1.18	*	1.18	*	1.17	*	1.17	*	1.02	*	414

11.89	(4.06)	5,217	1.18	*	1.18	*	1.17	*	1.17	*	1.70	*	288
12.56	(0.40)	4,059	1.18	*	1.18	*	1.17	*	1.17	*	1.10	*	414

11.85	(4.39)	822	1.93	*	1.93	*	1.92	*	1.92	*	1.17	*	288
12.55	(0.48)	53	1.93	*	1.93	*	1.92	*	1.92	*	0.37	*	414

$10.46	3.38%	$3,539,095	0.82	%*	0.82	%*	0.82	%*	0.82	%*	1.45	%*	154%
10.13	1.30	2,007,386	0.82	*	0.85	*	0.82	*	0.85	*	0.86	*	31

10.46	3.36	182	0.92	*	0.92	*	0.92	*	0.92	*	1.27	*	154
10.13	1.30	33	0.92	*	0.95	*	0.92	*	0.95	*	0.18	*	31

10.44	3.25	3,056	1.17	*	1.17	*	1.17	*	1.17	*	1.10	*	154
10.12	1.20	21	1.17	*	1.20	*	1.17	*	1.20	*	0.03	*	31

10.44	3.22	1,662	1.17	*	1.17	*	1.17	*	1.17	*	1.09	*	154
10.12	1.20	48	1.17	*	1.20	*	1.17	*	1.20	*	0.09	*	31

10.39	2.87	168	1.92	*	1.92	*	1.92	*	1.92	*	0.31	*	154
10.10	1.00	15	1.92	*	1.95	*	1.92	*	1.95	*	(0.79	)*	31

$10.93	6.27%	$1,080,774	0.79	%*	0.79	%*	0.79	%*	0.79	%*	0.82	%*	299%
10.32	3.20	107,050	0.79	*	0.96	*	0.79	*	0.96	*	0.43	*	227

Please see footnotes on pages 24 and 25.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Low Volatility RAFI®-PLUS AR Fund (Cont.)
Class P
04/01/2014 - 09/30/2014+	$10.32	$0.04	$0.61	$0.65	$(0.04)	$0.00	$0.00	$(0.04)
12/30/2013 - 03/31/2014	10.00	0.01	0.31	0.32	0.00	0.00	0.00	0.00
Class D
04/01/2014 - 09/30/2014+	10.31	0.04	0.59	0.63	(0.03)	0.00	0.00	(0.03)
12/30/2013 - 03/31/2014	10.00	0.00 ^	0.31	0.31	0.00	0.00	0.00	0.00
Class A
04/01/2014 - 09/30/2014+	10.31	0.02	0.60	0.62	(0.03)	0.00	0.00	(0.03)
12/30/2013 - 03/31/2014	10.00	(0.00)^	0.31	0.31	0.00	0.00	0.00	0.00
Class C
04/01/2014 - 09/30/2014+	10.29	(0.02)	0.60	0.58	(0.02)	0.00	0.00	(0.02)
12/30/2013 - 03/31/2014	10.00	(0.02)	0.31	0.29	0.00	0.00	0.00	0.00

PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund
Institutional Class
04/01/2014 - 09/30/2014+	$12.33	$0.13	$(0.77)	$(0.64)	$(0.03)	$0.00	$0.00	$(0.03)
03/31/2014	13.17	0.18	3.03	3.21	(4.00)	(0.05)	0.00	(4.05)
03/31/2013	12.42	0.17	2.62	2.79	(1.83)	(0.21)	0.00	(2.04)
09/30/2011 - 03/31/2012	10.00	0.05	3.13	3.18	(0.76)	0.00	0.00	(0.76)
Class P
05/30/2014 - 09/30/2014+	12.01	0.08	(0.40)	(0.32)	(0.03)	0.00	0.00	(0.03)
Class D
04/01/2014 - 09/30/2014+	12.32	0.10	(0.75)	(0.65)	(0.02)	0.00	0.00	(0.02)
02/28/2014 - 03/31/2014	12.20	0.02	0.10	0.12	0.00	0.00	0.00	0.00
Class A
04/01/2014 - 09/30/2014+	12.32	0.10	(0.76)	(0.66)	(0.02)	0.00	0.00	(0.02)
02/28/2014 - 03/31/2014	12.20	0.02	0.10	0.12	0.00	0.00	0.00	0.00
Class C
04/01/2014 - 09/30/2014+	12.31	0.06	(0.76)	(0.70)	(0.01)	0.00	0.00	(0.01)
02/28/2014 - 03/31/2014	12.20	0.01	0.10	0.11	0.00	0.00	0.00	0.00

PIMCO Worldwide Fundamental Advantage AR Strategy Fund
Institutional Class
04/01/2014 - 09/30/2014+	$10.06	$0.08	$(0.25)	$(0.17)	$(0.02)	$0.00	$0.00	$(0.02)
03/31/2014	10.00	0.09	0.12	0.21	(0.15)	0.00	0.00	(0.15)
11/30/2012 - 03/31/2013	10.00	0.02	0.14	0.16	(0.16)	0.00	0.00	(0.16)
Class P
04/01/2014 - 09/30/2014+	10.05	0.08	(0.26)	(0.18)	(0.01)	0.00	0.00	(0.01)
03/31/2014	10.01	0.09	0.09	0.18	(0.14)	0.00	0.00	(0.14)
Class D
04/01/2014 - 09/30/2014+	10.05	0.06	(0.25)	(0.19)	(0.01)	0.00	0.00	(0.01)
03/31/2014	10.01	0.05	0.11	0.16	(0.12)	0.00	0.00	(0.12)
Class A
04/01/2014 - 09/30/2014+	10.04	0.06	(0.25)	(0.19)	(0.00)^	0.00	0.00	(0.00)^
03/31/2014	10.01	0.06	0.11	0.17	(0.14)	0.00	0.00	(0.14)
Class C
04/01/2014 - 09/30/2014+	9.99	0.02	(0.24)	(0.22)	(0.00)^	0.00	0.00	(0.00)^
03/31/2014	10.01	(0.02)	0.10	0.08	(0.10)	0.00	0.00	(0.10)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
†	Reflects an amount less than 0.005%.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

24	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$10.93	6.28%	$331	0.89	%*	0.89	%*	0.89	%*	0.89	%*	0.75	%*	299%
10.32	3.20	10	0.89	*	1.06	*	0.89	*	1.06	*	0.24	*	227

10.91	6.08	1,923	1.19	*	1.19	*	1.19	*	1.19	*	0.67	*	299
10.31	3.10	20	1.19	*	1.36	*	1.19	*	1.36	*	0.05	*	227

10.90	6.05	1,927	1.19	*	1.19	*	1.19	*	1.19	*	0.39	*	299
10.31	3.10	10	1.19	*	1.36	*	1.19	*	1.36	*	(0.07	)*	227

10.85	5.66	515	1.94	*	1.94	*	1.94	*	1.94	*	(0.30	)*	299
10.29	2.90	10	1.94	*	2.11	*	1.94	*	2.11	*	(0.82	)*	227

$11.66	(5.22)%	$411,181	0.85	%*	0.85	%*	0.84	%*	0.84	%*	2.12	%*	251%
12.33	26.01	531,938	0.84		0.84		0.84		0.84		1.36		378
13.17	25.22	526,969	0.84		0.84		0.84		0.84		1.40		385
12.42	32.56	417,462	0.84	*	0.86	*	0.84	*	0.86	*	0.91	*	227

11.66	(2.68)	311	0.95	*	0.95	*	0.94	*	0.94	*	2.07	*	251

11.65	(5.30)	6,842	1.20	*	1.20	*	1.19	*	1.19	*	1.64	*	251
12.32	0.98	637	1.19	*	1.19	*	1.19	*	1.19	*	2.38	*	378

11.64	(5.35)	420	1.20	*	1.20	*	1.19	*	1.19	*	1.70	*	251
12.32	0.98	68	1.19	*	1.19	*	1.19	*	1.19	*	2.20	*	378

11.60	(5.67)	1,863	1.95	*	1.95	*	1.94	*	1.94	*	0.92	*	251
12.31	0.90	35	1.94	*	1.94	*	1.94	*	1.94	*	1.47	*	378

$9.87	(1.67)%	$4,183,282	0.99	%*	0.99	%*	0.99	%*	0.99	%*	1.63	%*	183%
10.06	2.14	3,699,023	0.99		0.99		0.99		0.99		0.87		394
10.00	1.57	2,509,511	0.99	*	1.01	*	0.99	*	1.01	*	0.46	*	127

9.86	(1.75)	21	1.09	*	1.09	*	1.09	*	1.09	*	1.67	*	183
10.05	1.85	61	1.09		1.09		1.09		1.09		0.91		394

9.85	(1.92)	188	1.39	*	1.39	*	1.39	*	1.39	*	1.22	*	183
10.05	1.64	144	1.39		1.39		1.39		1.39		0.51		394

9.85	(1.85)	501	1.39	*	1.39	*	1.39	*	1.39	*	1.26	*	183
10.04	1.71	514	1.39		1.39		1.39		1.39		0.60		394

9.77	(2.20)	158	2.14	*	2.14	*	2.14	*	2.14	*	0.49	*	183
9.99	0.87	79	2.14		2.14		2.14		2.14		(0.17)		394

(b)	Effective October 1, 2013, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.30%.
(c)	Effective October 1, 2013, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.40%.
(d)	Effective October 1, 2013, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.45%.
(e)	Effective October 1, 2013, the Fund’s advisory fee was decreased by 0.02% to an annual rate of 0.57%.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	25

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	PIMCO Fundamental Advantage Absolute Return Strategy Fund	PIMCO Fundamental IndexPLUS® AR Fund

Assets:
Investments, at value
Investments in securities*	$3,417,858	$3,537,521	$2,958,345	$3,059,590
Investments in Affiliates	906,689	1,768,300	1,251,664	954,714
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,007	4,886	1,539	1,080
Over the counter	92,440	295,566	248,850	136,828
Cash	163	549	491	137
Deposits with counterparty	1,100	773	2,020	2,765
Foreign currency, at value	1,019	2,559	882	0
Receivable for investments sold	160,788	859,083	63,159	113,637
Receivable for Fund shares sold	1,187	0	705	13,088
Interest and dividends receivable	19,249	18,248	16,847	16,467
Dividends receivable from Affiliates	312	459	321	346
Other assets	0	1	0	0
	4,601,812	6,487,945	4,544,823	4,298,652

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$2,263	$0	$0	$0
Payable for sale-buyback transactions	1,240	13,333	0	0
Payable for short sales	0	171,172	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	514	3,190	769	1,131
Over the counter	124,450	288,063	64,879	51,538
Payable for investments purchased	470,906	762,506	148,512	244,227
Payable for investments in Affiliates purchased	312	459	321	346
Deposits from counterparty	61,380	133,576	216,414	140,784
Payable for Fund shares redeemed	20,566	220	201,968	49,265
Overdraft due to custodian	0	0	0	149
Accrued investment advisory fees	2,984	2,791	2,053	1,825
Accrued supervisory and administrative fees	1,060	1,196	825	1,146
Accrued distribution fees	3	0	34	459
Accrued servicing fees	3	1	19	265
Reimbursement to PIMCO	0	99	0	0
Other liabilities	0	2	0	0
	685,681	1,376,608	635,794	491,135

Net Assets	$3,916,131	$5,111,337	$3,909,029	$3,807,517

Net Assets Consist of:
Paid in capital	$3,918,334	$4,853,857	$4,790,963	$3,304,080
Undistributed (overdistributed) net investment income	(244,408)	(1,775)	46,764	(13,370)
Accumulated undistributed net realized gain (loss)	288,571	299,328	(1,094,062)	488,067
Net unrealized appreciation (depreciation)	(46,366)	(40,073)	165,364	28,740
	$3,916,131	$5,111,337	$3,909,029	$3,807,517

Cost of Investments in Securities	$3,413,356	$3,590,436	$2,962,957	$3,092,374
Cost of Investments in Affiliates	$906,722	$1,768,274	$1,251,658	$954,725
Cost of Foreign Currency Held	$1,020	$2,599	$884	$0
Proceeds Received on Short Sales	$0	$171,085	$0	$0
Cost or Premiums of Financial Derivative Instruments, net	$(1,191)	$(14,744)	$(4,772)	$(1,184)

* Includes repurchase agreements of:	$296	$0	$17,799	$29,505

26	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

PIMCO International Fundamental IndexPLUS® AR Strategy Fund	PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	PIMCO Low Volatility RAFI®-PLUS AR Fund	PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	PIMCO Worldwide Fundamental Advantage AR Strategy Fund

$2,014,822	$2,860,359	$736,133	$492,904	$2,804,746
384,877	756,646	368,976	73,033	1,603,883

5,157	3,320	1,071	1,109	668
89,447	160,994	23,778	30,047	231,393
1	1,198	1,308	0	439
230	179	83	1,123	211
8,359	3,201	1,095	2,677	3,252
1,879,134	748,045	129,757	376,832	448,987
2,288	490	1,059	1,132	110
13,971	14,642	1,865	3,080	15,869
85	237	71	10	391
0	0	0	16	0
4,398,371	4,549,311	1,265,196	981,963	5,109,949

$108,869	$0	$0	$23,856	$2,560
44,922	4,280	0	83,069	0
925,702	235,081	24,283	192,588	64,958

1,118	2,545	917	163	577
105,284	116,691	15,628	13,736	243,452
1,123,374	560,858	123,023	222,530	582,461
85	237	71	10	391
35,847	83,055	15,249	25,072	23,121
34	0	0	24	5,000
0	0	0	0	0
959	1,637	373	206	2,451
423	718	173	88	828
4	1	1	3	0
1	0	0	1	0
0	42	8	0	0
0	3	0	0	0
2,346,622	1,005,148	179,726	561,346	925,799

$2,051,749	$3,544,163	$1,085,470	$420,617	$4,184,150

$1,671,759	$3,470,438	$1,072,881	$405,876	$4,258,299
33,843	19,289	1,102	2,581	19,151
403,437	58,455	8,385	615	(49,279)
(57,290)	(4,019)	3,102	11,545	(44,021)
$2,051,749	$3,544,163	$1,085,470	$420,617	$4,184,150

$2,053,497	$2,912,013	$743,385	$495,883	$2,829,465
$384,876	$756,605	$368,972	$73,033	$1,603,898
$8,397	$3,248	$1,103	$2,686	$3,281
$924,246	$234,687	$24,211	$192,425	$64,884
$(4,894)	$(10,653)	$(2,128)	$(880)	$(7,235)

$229	$0	$184,600	$544	$140,490

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	27

Statements of Assets and Liabilities (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	PIMCO Fundamental Advantage Absolute Return Strategy Fund	PIMCO Fundamental IndexPLUS® AR Fund

Net Assets:
Institutional Class	$3,871,152	$5,107,846	$3,703,155	$1,084,212
Class P	24,284	231	51,706	610,535
Administrative Class	216	NA	NA	40,953
Class D	9,347	579	62,244	754,426
Class A	9,356	2,561	58,800	827,825
Class C	1,776	120	33,124	489,566

Shares Issued and Outstanding:
Institutional Class	384,133	480,717	985,883	149,326
Class P	2,407	22	13,785	84,440
Administrative Class	22	NA	NA	5,732
Class D	935	55	16,926	107,458
Class A	931	242	15,904	117,697
Class C	179	11	8,903	73,141

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$10.08	$10.63	$3.76	$7.26
Class P	10.08	10.61	3.75	7.23
Administrative Class	10.02	NA	NA	7.15
Class D	10.00	10.59	3.68	7.02
Class A	10.05	10.60	3.70	7.03
Class C	9.93	10.54	3.72	6.69

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

28	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

PIMCO International Fundamental IndexPLUS® AR Strategy Fund	PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	PIMCO Low Volatility RAFI®-PLUS AR Fund	PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	PIMCO Worldwide Fundamental Advantage AR Strategy Fund

$2,026,083	$3,539,095	$1,080,774	$411,181	$4,183,282
491	182	331	311	21
NA	NA	NA	NA	NA
19,136	3,056	1,923	6,842	188
5,217	1,662	1,927	420	501
822	168	515	1,863	158

170,324	338,448	98,877	35,251	423,791
41	17	30	27	2
NA	NA	NA	NA	NA
1,612	293	176	587	19
439	159	177	36	51
69	16	47	161	16

$11.90	$10.46	$10.93	$11.66	$9.87
11.89	10.46	10.93	11.66	9.86
NA	NA	NA	NA	NA
11.87	10.44	10.91	11.65	9.85
11.89	10.44	10.90	11.64	9.85
11.85	10.39	10.85	11.60	9.77

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	29

Statements of Operations

Six Months Ended September 30, 2014 (Unaudited)
(Amounts in thousands)	PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	PIMCO Fundamental Advantage Absolute Return Strategy Fund	PIMCO Fundamental IndexPLUS® AR Fund

Investment Income:
Interest, net of foreign taxes*	$38,068	$43,067	$30,345	$24,526
Dividends	450	7	471	0
Dividends from Investments in Affiliates	1,983	1,456	1,208	1,644
Miscellaneous income	0	1	0	0
Total Income	40,501	44,531	32,024	26,170

Expenses:
Investment advisory fees	19,829	17,533	10,554	10,606
Supervisory and administrative fees	7,023	6,189	4,275	6,639
Distribution and/or servicing fees - Administrative Class	0	0	0	49
Distribution and/or servicing fees - Class D	5	1	80	881
Distribution fees - Class C	5	0	140	1,720
Servicing fees - Class A	10	1	88	1,012
Servicing fees - Class C	2	0	47	574
Trustee fees	3	2	1	2
Interest expense	57	82	39	75
Organization expense	0	101	0	0
Total Expenses	26,934	23,909	15,224	21,558
Waiver and/or Reimbursement by PIMCO	0	(3,096)	0	0
Net Expenses	26,934	20,813	15,224	21,558

Net Investment Income	13,567	23,718	16,800	4,612

Net Realized Gain (Loss):
Investments in securities	11,293	25,703	7,793	12,469
Investments in Affiliates	(129)	(27)	38	184
Exchange-traded or centrally cleared financial derivative instruments	6,702	(48,499)	11,923	7,633
Over the counter financial derivative instruments	313,461	326,638	(313,380)	232,214
Foreign currency	692	(4,908)	(678)	844
Net Realized Gain (Loss)	332,019	298,907	(294,304)	253,344

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(51,306)	(58,427)	(46,538)	(53,464)
Investments in Affiliates	160	(14)	(17)	(132)
Exchange-traded or centrally cleared financial derivative instruments	(22,925)	(20,204)	(22,352)	(19,418)
Over the counter financial derivative instruments	17,785	(48,631)	296,062	(25,765)
Foreign currency assets and liabilities	(731)	11,905	(440)	(761)
Net Change in Unrealized Appreciation (Depreciation)	(57,017)	(115,371)	226,715	(99,540)
Net Gain (Loss)	275,002	183,536	(67,589)	153,804

Net Increase (Decrease) in Net Assets Resulting from Operations	$288,569	$207,254	$(50,789)	$158,416

* Foreign tax withholdings	$0	$585	$0	$0

30	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

PIMCO International Fundamental IndexPLUS® AR Strategy Fund	PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	PIMCO Low Volatility RAFI®-PLUS AR Fund	PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	PIMCO Worldwide Fundamental Advantage AR Strategy Fund

$30,843	$36,412	$2,705	$6,312	$48,364
248	7	7	83	242
814	1,013	154	85	1,197
0	1	0	0	1
31,905	37,433	2,866	6,480	49,804

6,547	9,335	948	1,288	14,046
2,878	4,096	440	548	4,746
0	0	0	0	0
11	2	1	4	0
2	0	1	4	1
6	1	1	0	1
1	0	0	1	0
1	2	0	0	2
94	50	2	22	23
0	45	9	0	0
9,540	13,531	1,402	1,867	18,819
0	(2)	0	0	0
9,540	13,529	1,402	1,867	18,819

22,365	23,904	1,464	4,613	30,985

23,305	13,285	1,642	7,864	29,020
(359)	(64)	1	6	(91)
(34,920)	(41,368)	(3,813)	(6,143)	(57,586)
322,558	91,373	10,609	4,956	16,210
(2,161)	(4,658)	(523)	(482)	(1,443)
308,423	58,568	7,916	6,201	(13,890)

(65,895)	(57,514)	(8,268)	(14,971)	(61,029)
403	4	1	(8)	152
(3,295)	(12,310)	(1,472)	(807)	(7,579)
(339,962)	48,298	7,906	(17,906)	(14,745)
(750)	8,557	2,226	(134)	(652)
(409,499)	(12,965)	393	(33,826)	(83,853)
(101,076)	45,603	8,309	(27,625)	(97,743)

$(78,711)	$69,507	$9,773	$(23,012)	$(66,758)

$0	$375	$29	$0	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	31

Statements of Changes in Net Assets

	PIMCO EM Fundamental IndexPLUS® AR Strategy Fund		PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund		PIMCO Fundamental Advantage Absolute Return Strategy Fund		PIMCO Fundamental IndexPLUS® AR Fund

(Amounts in thousands)	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Period from December 30, 2013 to March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$13,567	$36,179	$23,718	$403	$16,800	$35,524	$4,612	$14,878
Net realized gain (loss)	332,019	(432,765)	298,907	(1,477)	(294,304)	203,156	253,344	505,449
Net change in unrealized appreciation (depreciation)	(57,017)	(46,382)	(115,371)	75,298	226,715	(194,894)	(99,540)	49,593
Net increase (decrease) resulting from operations	288,569	(442,968)	207,254	74,224	(50,789)	43,786	158,416	569,920

Distributions to Shareholders:
From net investment income
Institutional Class	(4,906)	(8,496)	(23,990)	0	(136,104)	(369,094)	(13,624)	(166,476)
Class P	(75)	(0)^	(1)	0	(2,162)	(6,443)	(4,948)	(41,003)
Administrative Class	(0)^	(0)^	0	0	0	0	(344)	(4,542)
Class D	(17)	(1)	(2)	0	(2,870)	(6,254)	(5,972)	(79,001)
Class A	(1)	(6)	(6)	0	(3,063)	(8,490)	(6,721)	(82,256)
Class C	(0)^	(0)^	0	0	(1,506)	(3,914)	(2,594)	(43,721)
From net realized capital gains
Institutional Class	0	(25,811)	0	0	0	0	0	0
Class P	0	(12)	0	0	0	0	0	0
Administrative Class	0	(1)	0	0	0	0	0	0
Class D	0	(6)	0	0	0	0	0	0
Class A	0	(10)	0	0	0	0	0	0
Class C	0	(2)	0	0	0	0	0	0

Total Distributions	(4,999)	(34,345)	(23,999)	0	(145,705)	(394,195)	(34,203)	(416,999)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(1,651,470)	(233,480)	2,457,798	2,396,060	726,676	371,171	145,978	1,354,244

Total Increase (Decrease) in Net Assets	(1,367,900)	(710,793)	2,641,053	2,470,284	530,182	20,762	270,191	1,507,165

Net Assets:
Beginning of period	5,284,031	5,994,824	2,470,284	0	3,378,847	3,358,085	3,537,326	2,030,161
End of period*	$3,916,131	$5,284,031	$5,111,337	$2,470,284	$3,909,029	$3,378,847	$3,807,517	$3,537,326

* Including undistributed (overdistributed) net investment income of:	$(244,408)	$(252,976)	$(1,775)	$(1,494)	$46,764	$175,669	$(13,370)	$16,221

**	See Note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

32	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

PIMCO International Fundamental IndexPLUS® AR Strategy Fund		PIMCO Intl Low Volatility RAFI®-PLUS AR Fund		PIMCO Low Volatility RAFI®-PLUS AR Fund		PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund		PIMCO Worldwide Fundamental Advantage AR Strategy Fund

Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Period from December 30, 2013 to March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Period from December 30, 2013 to March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year from March 31, 2014

$22,365	$46,663	$23,904	$1,059	$1,464	$102	$4,613	$8,021	$30,985	$27,036
308,423	517,660	58,568	(1,285)	7,916	1,234	6,201	120,433	(13,890)	(21,229)
(409,499)	376,750	(12,965)	8,946	393	2,709	(33,826)	9,876	(83,853)	70,324
(78,711)	941,073	69,507	8,720	9,773	4,045	(23,012)	138,330	(66,758)	76,131

(31,165)	(538,002)	(4,499)	0	(1,225)	0	(993)	(171,000)	(8,800)	(48,996)
(4)	0	0	0	0	0	0	0	(0)^	(0)^
0	0	0	0	0	0	0	0	0	0
(159)	0	(1)	0	(3)	0	(6)	0	(0)^	(1)
(66)	0	(1)	0	(1)	0	(1)	0	(0)^	(3)
(7)	0	0	0	0	0	(1)	0	(0)^	(0)^

0	(11,166)	0	0	0	0	0	(2,156)	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0

(31,401)	(549,168)	(4,501)	0	(1,229)	0	(1,001)	(173,156)	(8,800)	(49,000)

(647,810)	(1,000,733)	1,471,654	1,998,783	969,826	103,055	(88,048)	40,535	559,887	1,163,179

(757,922)	(608,828)	1,536,660	2,007,503	978,370	107,100	(112,061)	5,709	484,329	1,190,310

2,809,671	3,418,499	2,007,503	0	107,100	0	532,678	526,969	3,699,821	2,509,511
$2,051,749	$2,809,671	$3,544,163	$2,007,503	$1,085,470	$107,100	$420,617	$532,678	$4,184,150	$3,699,821

$33,843	$42,879	$19,289	$(114)	$1,102	$867	$2,581	$(1,031)	$19,151	$(3,034)

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	33

Schedule of Investments PIMCO EM Fundamental IndexPLUS® AR Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 87.2%

BANK LOAN OBLIGATIONS 0.4%
Community Health Systems, Inc.
3.485% due 01/25/2017		$2,194	$2,186
HCA, Inc.
2.654% due 05/02/2016		3,300	3,290
2.904% due 03/31/2017		10,773	10,715

Total Bank Loan Obligations (Cost $16,209)			16,191

CORPORATE BONDS & NOTES 23.8%

BANKING & FINANCE 16.2%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		8,225	7,989
Ally Financial, Inc.
2.434% due 12/01/2014		13,100	13,086
2.750% due 01/30/2017		1,700	1,670
3.500% due 07/18/2016		6,200	6,285
3.500% due 01/27/2019		5,900	5,752
4.750% due 09/10/2018		1,400	1,439
5.500% due 02/15/2017		11,800	12,301
6.250% due 12/01/2017		3,000	3,225
8.300% due 02/12/2015		45,200	46,217
American Honda Finance Corp.
0.732% due 10/07/2016		6,110	6,156
Banco del Estado de Chile
4.125% due 10/07/2020		8,000	8,393
Banco do Brasil S.A.
3.875% due 10/10/2022		6,900	6,417
4.500% due 01/22/2015		3,675	3,739
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		4,700	4,815
Banco Espirito Santo S.A.
5.875% due 11/09/2015 (e)	EUR	7,400	9,288
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$1,900	1,971
4.500% due 04/06/2015		2,500	2,535
Banco Santander Chile
3.750% due 09/22/2015		3,400	3,488
Bank of America Corp.
0.494% due 10/14/2016		8,000	7,991
3.750% due 07/12/2016		6,100	6,370
6.500% due 08/01/2016		1,800	1,965
Bank of Montreal
2.850% due 06/09/2015		400	407
Bank of Nova Scotia
1.950% due 01/30/2017		200	204
Barclays Bank PLC
10.179% due 06/12/2021		20,000	27,306
BBVA Bancomer S.A.
4.500% due 03/10/2016		700	733
6.500% due 03/10/2021		6,200	6,789
6.750% due 09/30/2022		7,400	8,306
7.250% due 04/22/2020		900	1,023
Bear Stearns Cos. LLC
6.400% due 10/02/2017		900	1,019
7.250% due 02/01/2018		10,700	12,459
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,200	6,721
CIT Group, Inc.
3.875% due 02/19/2019		$3,000	2,955
4.250% due 08/15/2017		5,900	5,974
4.750% due 02/15/2015		42,000	42,499
5.000% due 05/15/2017		1,400	1,439
5.250% due 03/15/2018		4,660	4,811
5.500% due 02/15/2019		12,400	12,981

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup, Inc.
0.502% due 06/09/2016		$12,300	$12,238
0.914% due 11/15/2016		14,500	14,589
4.875% due 05/07/2015		4,795	4,916
Commonwealth Bank of Australia
1.034% due 09/18/2015		2,700	2,722
Compass Bank
6.400% due 10/01/2017		7,000	7,714
Credit Agricole S.A.
1.085% due 10/03/2016		6,900	6,960
8.375% due 10/13/2019 (c)		3,200	3,698
E*TRADE Financial Corp.
6.000% due 11/15/2017		1,400	1,449
6.750% due 06/01/2016		1,500	1,586
Eksportfinans ASA
2.000% due 09/15/2015		3,000	3,004
5.500% due 05/25/2016		6,300	6,657
Fifth Third Bancorp
0.653% due 12/20/2016		1,300	1,298
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		12,619	12,785
5.625% due 09/15/2015		9,400	9,830
8.700% due 10/01/2014		6,800	6,800
General Electric Capital Corp.
0.422% due 10/06/2015		1,500	1,502
0.423% due 12/29/2016		13,700	13,651
3.800% due 06/18/2019		300	320
General Motors Financial Co., Inc.
4.750% due 08/15/2017		6,200	6,541
GMAC International Finance BV
7.500% due 04/21/2015	EUR	5,850	7,643
Goldman Sachs Group, Inc.
0.632% due 07/22/2015		$6,600	6,610
GSPA Monetization Trust
6.422% due 10/09/2029		1,590	1,812
HBOS PLC
0.933% due 09/30/2016		775	775
0.933% due 09/06/2017		6,435	6,434
0.967% due 09/01/2016	EUR	100	126
6.750% due 05/21/2018		$1,300	1,473
HSBC Finance Corp.
6.676% due 01/15/2021		1,900	2,231
International Lease Finance Corp.
5.750% due 05/15/2016		9,050	9,474
6.750% due 09/01/2016		4,700	5,088
8.625% due 09/15/2015		19,600	20,753
IPIC GMTN Ltd.
1.750% due 11/30/2015		7,700	7,781
JPMorgan Chase & Co.
1.125% due 02/26/2016		6,350	6,378
3.150% due 07/05/2016		6,068	6,281
3.450% due 03/01/2016		4,300	4,455
JPMorgan Chase Bank N.A.
0.767% due 05/31/2017	EUR	6,000	7,575
Korea Development Bank
3.500% due 08/22/2017		$2,400	2,523
Korea Exchange Bank
3.125% due 06/26/2017		6,900	7,146
Korea Finance Corp.
3.250% due 09/20/2016		1,000	1,039
LBG Capital PLC
8.000% due 06/15/2020 (c)		480	520
8.500% due 12/17/2021 (c)		100	108
Lloyds Banking Group PLC
7.625% due 06/27/2023 (c)	GBP	2,800	4,562
Macquarie Bank Ltd.
6.625% due 04/07/2021		$6,600	7,532

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Navient LLC
3.875% due 09/10/2015		$2,200	$2,226
5.500% due 01/15/2019		1,840	1,881
6.000% due 01/25/2017		3,600	3,776
6.250% due 01/25/2016		21,380	22,246
Nordea Bank AB
0.592% due 04/04/2017		7,400	7,417
NRAM Covered Bond LLP
5.625% due 06/22/2017		2,600	2,896
PKO Finance AB
4.630% due 09/26/2022		3,700	3,857
Prudential Covered Trust
2.997% due 09/30/2015		3,743	3,821
Rabobank Group
6.875% due 03/19/2020	EUR	2,800	4,213
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		$800	918
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		4,700	4,782
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		4,500	4,594
Springleaf Finance Corp.
5.750% due 09/15/2016		2,400	2,496
State Bank of India
2.384% due 01/21/2016		800	798
4.500% due 07/27/2015		1,000	1,027
Stone Street Trust
5.902% due 12/15/2015		3,200	3,392
Turkiye Garanti Bankasi A/S
2.734% due 04/20/2016		350	351
Wachovia Corp.
0.504% due 06/15/2017		6,200	6,208
Wells Fargo & Co.
0.692% due 04/22/2019		24,200	24,303

			634,499

INDUSTRIALS 5.1%
AbbVie, Inc.
0.997% due 11/06/2015		6,400	6,447
Amgen, Inc.
0.615% due 05/22/2017		25,400	25,476
ArcelorMittal
4.250% due 08/05/2015		1,000	1,020
9.500% due 02/15/2015		4,000	4,120
Asciano Finance Ltd.
5.000% due 04/07/2018		2,100	2,265
Braskem Finance Ltd.
5.750% due 04/15/2021		6,000	6,168
7.000% due 05/07/2020		350	386
Canadian National Railway Co.
0.437% due 11/06/2015		6,440	6,449
CSN Islands Corp.
6.875% due 09/21/2019		4,900	5,182
CSN Resources S.A.
6.500% due 07/21/2020		2,000	2,054
Daimler Finance North America LLC
0.834% due 01/09/2015		6,800	6,808
1.250% due 01/11/2016		6,610	6,657
DISH DBS Corp.
7.125% due 02/01/2016		1,500	1,594
7.750% due 05/31/2015		1,550	1,606
General Mills, Inc.
0.534% due 01/29/2016		7,700	7,712
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,700	1,921

34	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HCA, Inc.
3.750% due 03/15/2019	$9,800	$9,604
6.500% due 02/15/2016	300	314
Johnson & Johnson
0.308% due 11/28/2016	12,300	12,328
Kansas City Southern de Mexico S.A. de C.V.
0.935% due 10/28/2016	3,400	3,420
KazMunayGas National Co. JSC
11.750% due 01/23/2015	6,600	6,809
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015	5,000	5,284
McKesson Corp.
0.634% due 09/10/2015	12,200	12,219
MGM Resorts International
7.500% due 06/01/2016	5,403	5,781
7.625% due 01/15/2017	1,329	1,449
10.000% due 11/01/2016	1,475	1,670
NBCUniversal Media LLC
2.875% due 04/01/2016	4,759	4,908
PepsiCo, Inc.
0.445% due 02/26/2016	6,670	6,686
Petrobras International Finance Co. S.A.
3.875% due 01/27/2016	5,900	6,053
5.875% due 03/01/2018	100	108
President and Fellows of Harvard College
6.500% due 01/15/2039	200	276
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	4,400	4,610
Rockies Express Pipeline LLC
3.900% due 04/15/2015	1,935	1,935
STATS ChipPAC Ltd.
4.500% due 03/20/2018	2,733	2,740
Temple-Inland, Inc.
6.375% due 01/15/2016	5,000	5,320
Volkswagen International Finance NV
0.561% due 11/18/2015	11,300	11,331
0.832% due 11/20/2014	2,030	2,032
Whirlpool Corp.
7.750% due 07/15/2016	8,300	9,247

		199,989

UTILITIES 2.5%
AT&T, Inc.
0.620% due 02/12/2016	7,988	8,009
0.900% due 02/12/2016	4,210	4,216
Korea Electric Power Corp.
3.000% due 10/05/2015	1,500	1,530
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015	2,272	2,319
Majapahit Holding BV
7.750% due 01/20/2020	1,800	2,092
Petrobras Global Finance BV
2.374% due 01/15/2019	1,300	1,303
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	186	202
5.832% due 09/30/2016	379	401
6.750% due 09/30/2019	1,000	1,196
Rosneft Finance S.A.
6.625% due 03/20/2017	1,400	1,446
7.500% due 07/18/2016	300	314
Shell International Finance BV
0.303% due 11/10/2015	6,200	6,204
0.444% due 11/15/2016	8,200	8,229
Telefonica Chile S.A.
3.875% due 10/12/2022	6,100	6,022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Verizon Communications, Inc.
0.433% due 03/06/2015	$2,695	$2,697
1.764% due 09/15/2016	14,500	14,873
1.984% due 09/14/2018	20,340	21,447
2.500% due 09/15/2016	8,500	8,725
3.650% due 09/14/2018	7,100	7,486

		98,711

Total Corporate Bonds & Notes (Cost $924,452)		933,199

MUNICIPAL BONDS & NOTES 2.6%

CALIFORNIA 0.9%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	500	715
7.043% due 04/01/2050	1,100	1,581
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,100	1,628
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	200	256
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	4,400	4,858
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	700	938
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,234
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	7,600	10,340
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	2,900	3,780
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	7,355	9,607
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	113
7.021% due 08/01/2040	100	113

		35,163

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	800	884

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	114

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	275

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,388

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2036	$1,800	$1,973

		3,361

NEW YORK 1.2%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,700	5,398
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	500	561
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,208
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2005
0.485% due 01/01/2028	7,500	7,509
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
0.555% due 11/15/2028	3,020	3,020
0.805% due 11/15/2032	30,000	30,005

		47,701

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,557
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,100	2,427
6.500% due 06/01/2047	700	589

		4,573

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	128

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	1,900	2,408
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	2,600	3,288

		5,696

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	2,920

Total Municipal Bonds & Notes (Cost $89,386)		100,815

U.S. GOVERNMENT AGENCIES 17.1%
Fannie Mae
0.505% due 07/25/2037	284	285
0.535% due 07/25/2037	298	300
0.555% due 09/25/2035	379	381
0.565% due 09/25/2035	670	675
0.605% due 09/25/2035	375	378
0.655% due 09/25/2041	16,191	16,344

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	35

Schedule of Investments PIMCO EM Fundamental IndexPLUS® AR Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.875% due 08/28/2017 (g)(h)	$4,300	$4,273
0.875% due 10/26/2017 - 06/25/2037	16,824	16,687
0.885% due 06/25/2040	2,867	2,911
0.895% due 03/25/2040	810	824
1.250% due 01/30/2017 (h)	2,600	2,625
2.310% due 08/01/2022	400	391
2.870% due 09/01/2027	4,100	3,920
3.000% due 08/01/2021 - 10/01/2021	16,177	16,851
3.434% due 03/01/2022	10,829	11,406
3.500% due 03/01/2020 - 10/01/2029	8,744	9,202
4.000% due 12/01/2018 - 10/01/2044	13,594	14,451
4.500% due 06/01/2018 - 11/01/2044	190,720	205,834
5.000% due 05/11/2017 (h)	500	552
5.000% due 07/01/2023 - 11/01/2044	59,100	65,320
5.375% due 06/12/2017 (h)	2,200	2,456
5.500% due 09/01/2025 - 10/01/2044	82,970	92,468
6.000% due 12/01/2018 - 10/01/2044	45,070	50,969
FDIC Structured Sale Guaranteed Notes
0.653% due 11/29/2037	3,924	3,914
Freddie Mac
0.654% due 09/15/2041	8,855	8,949
0.704% due 07/15/2041	981	992
0.854% due 08/15/2037	848	863
0.864% due 10/15/2037	168	171
0.874% due 05/15/2037 - 09/15/2037	942	958
1.000% due 03/08/2017 (h)	8,400	8,425
3.500% due 06/15/2036	275	284
4.000% due 06/15/2038	3,170	3,220
4.500% due 10/01/2044 - 11/01/2044	71,000	76,549
5.000% due 05/01/2028 - 10/01/2044	18,696	20,594
5.500% due 03/01/2037 - 04/01/2038	767	854
Ginnie Mae
5.000% due 08/15/2033 - 10/01/2044	23,060	25,482
Small Business Administration
6.220% due 12/01/2028	50	57

Total U.S. Government Agencies (Cost $664,253)		670,815

U.S. TREASURY OBLIGATIONS 11.4%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2018 (h)	515	520
0.125% due 01/15/2022 (g)	75,476	73,828
0.125% due 07/15/2022 (g)	100,704	98,407
0.125% due 01/15/2023 (h)(j)	27,043	26,198
0.375% due 07/15/2023	41,054	40,659
0.625% due 07/15/2021 (j)	25,522	26,067
1.125% due 01/15/2021 (e)(h)(j)	16,555	17,384
1.250% due 07/15/2020 (h)(j)	14,858	15,791
1.375% due 01/15/2020 (e)(h)(j)	3,746	3,988
1.750% due 01/15/2028	21,381	23,851
2.000% due 01/15/2026	20,047	22,857
2.375% due 01/15/2025	44,997	52,780
2.375% due 01/15/2027	11,224	13,306
2.500% due 01/15/2029	16,646	20,352

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.625% due 04/15/2028		$737	$1,002
3.875% due 04/15/2029		5,797	8,196
U.S. Treasury Notes
0.625% due 08/31/2017 (j)		1,500	1,481

Total U.S. Treasury Obligations (Cost $465,656)			446,667

MORTGAGE-BACKED SECURITIES 5.8%
Adjustable Rate Mortgage Trust
2.586% due 01/25/2036		8,479	7,883
Arran Residential Mortgages Funding PLC
1.598% due 05/16/2047	EUR	1,035	1,320
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045		$1,004	1,010
Banc of America Funding Trust
0.434% due 06/20/2047		3,600	2,487
5.064% due 02/20/2035		2,103	2,105
Banc of America Mortgage Trust
2.653% due 06/25/2035		2,042	1,963
Banc of America Re-REMIC Trust
5.812% due 02/24/2051		4,743	5,043
BCAP LLC Trust
2.610% due 02/26/2035		5,425	5,394
2.773% due 12/26/2037		98	98
3.291% due 12/26/2035		8,668	8,623
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 08/25/2035		1,148	1,168
Bear Stearns ALT-A Trust
0.475% due 08/25/2036		5,082	3,443
Chase Mortgage Finance Trust
2.531% due 12/25/2035 ^		1,967	1,810
Citigroup Mortgage Loan Trust, Inc.
0.225% due 01/25/2037		764	478
2.514% due 03/25/2036		1,635	1,563
2.622% due 03/25/2034		1,266	1,278
Countrywide Alternative Loan Trust
0.325% due 05/25/2047		1,954	1,707
0.355% due 05/25/2036		5,394	4,529
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,225	3,448
5.460% due 09/15/2039		4,590	4,882
Credit Suisse First Boston Mortgage Securities Corp.
2.404% due 02/25/2034		916	917
DBRR Trust
0.853% due 02/25/2045		4,039	4,038
Deutsche ALT-A Securities, Inc.
0.315% due 01/25/2047		4,226	3,083
Downey Savings & Loan Association Mortgage Loan Trust
0.973% due 09/19/2044		525	515
Eddystone Finance PLC
1.081% due 04/19/2021	GBP	3,388	5,442
First Horizon Mortgage Pass-Through Trust
2.564% due 10/25/2035		$628	556
Granite Master Issuer PLC
0.334% due 12/20/2054		2,802	2,791
0.749% due 12/20/2054	GBP	6,748	10,906
0.829% due 12/20/2054		8,820	14,271
Granite Mortgages PLC
0.581% due 01/20/2044	EUR	78	99
0.926% due 09/20/2044	GBP	1,508	2,446
0.936% due 01/20/2044		158	255
0.946% due 09/20/2044		949	1,534
Greenwich Capital Commercial Funding Corp.
6.014% due 07/10/2038		$5,427	5,752

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSR Mortgage Loan Trust
2.654% due 09/25/2035		$644	$655
HarborView Mortgage Loan Trust
0.403% due 01/19/2036		6,192	4,366
0.494% due 06/20/2035		1,435	1,394
HomeBanc Mortgage Trust
0.465% due 03/25/2035		4,339	3,840
Indus Eclipse PLC
0.728% due 01/25/2020	GBP	2,149	3,433
IndyMac Mortgage Loan Trust
0.415% due 06/25/2035		$512	467
JPMorgan Chase Commercial Mortgage Securities Trust
4.928% due 09/12/2037		2,118	2,120
5.397% due 05/15/2045		6,844	7,296
JPMorgan Mortgage Trust
2.525% due 07/25/2035		3,367	3,390
2.534% due 08/25/2035 ^		905	888
5.750% due 01/25/2036 ^		34	32
LB Commercial Mortgage Trust
6.056% due 07/15/2044		6,020	6,623
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		7,016	7,417
Merrill Lynch Mortgage Investors Trust
0.405% due 11/25/2035		2,881	2,818
5.008% due 09/25/2035		828	775
Morgan Stanley Capital Trust
5.439% due 02/12/2044		313	314
5.610% due 04/15/2049		411	413
5.773% due 04/12/2049		2,008	2,037
Morgan Stanley Mortgage Loan Trust
0.415% due 04/25/2035		6,144	5,761
2.517% due 07/25/2035		2,170	2,009
Prime Mortgage Trust
6.000% due 06/25/2036		2,361	2,122
Provident Funding Mortgage Loan Trust
2.460% due 10/25/2035		4,351	4,366
Residential Accredit Loans, Inc. Trust
0.335% due 09/25/2036		5,849	4,412
0.340% due 08/25/2036		5,917	4,602
0.655% due 03/25/2035		1,936	1,468
0.655% due 08/25/2035 ^		9,548	7,412
1.615% due 08/25/2035		183	163
3.415% due 09/25/2035 ^		2,212	1,794
3.566% due 12/25/2035		6,933	5,903
Silenus European Loan Conduit Ltd.
0.348% due 05/15/2019	EUR	109	135
Structured Adjustable Rate Mortgage Loan Trust
1.305% due 12/25/2037		$8,049	5,754
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		3,424	3,666
Wachovia Mortgage Loan Trust LLC
2.499% due 10/20/2035 ^		1,780	1,713
WaMu Mortgage Pass-Through Certificates Trust
0.445% due 12/25/2045		3,357	3,082
2.176% due 11/25/2046		5,554	5,147
2.476% due 06/25/2037		5,786	5,118
4.070% due 12/25/2036 ^		576	532
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 03/25/2035		1,396	1,379

Total Mortgage-Backed Securities (Cost $209,484)			227,653

ASSET-BACKED SECURITIES 3.6%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.430% due 05/25/2033		3,697	3,399

36	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Asset-Backed Securities Corp. Home Equity Loan Trust
0.795% due 07/25/2035		$2,400	$2,191
Bear Stearns Asset-Backed Securities Trust
0.315% due 08/25/2036		2,533	2,195
0.835% due 10/25/2035		11,700	9,393
Chase Issuance Trust
5.160% due 04/16/2018		100	106
Citigroup Mortgage Loan Trust, Inc.
0.395% due 10/25/2036		9,600	9,084
Cornerstone CLO Ltd.
0.454% due 07/15/2021		13,300	13,221
Countrywide Asset-Backed Certificates
0.255% due 08/25/2037		2,275	2,259
Halcyon Structured Asset Management Long/Short Ltd.
0.462% due 08/07/2021		821	819
Hillmark Funding
0.484% due 05/21/2021		4,791	4,752
JPMorgan Mortgage Acquisition Trust
0.395% due 05/25/2036		9,400	7,927
Morgan Stanley ABS Capital, Inc. Trust
0.335% due 03/25/2037		6,815	4,015
0.475% due 11/25/2035		8,475	8,320
Nash Point CLO
0.548% due 07/25/2022	EUR	1,860	2,340
National Collegiate Student Loan Trust
0.395% due 11/27/2028		$5,642	5,534
Nomura Home Equity Loan, Inc.
0.565% due 02/25/2036		3,200	2,884
Option One Mortgage Loan Trust
0.295% due 01/25/2037		3,853	2,272
Park Place Securities, Inc.
0.605% due 09/25/2035		445	443
Penta CLO S.A.
0.614% due 06/04/2024	EUR	3,873	4,863
Residential Asset Securities Corp. Trust
0.535% due 02/25/2036		$7,500	6,527
SLM Private Education Loan Trust
3.404% due 05/16/2044		1,706	1,813
SLM Student Loan Trust
0.344% due 12/15/2023	EUR	3,132	3,916
Soundview Home Loan Trust
0.285% due 12/25/2036		$2,517	2,424
South Texas Higher Education Authority, Inc.
0.735% due 10/01/2020		3,814	3,820
Specialty Underwriting & Residential Finance Trust
0.305% due 09/25/2037		3,601	2,129
0.455% due 12/25/2036		28,000	21,939
Structured Asset Securities Corp. Mortgage Loan Trust
0.325% due 12/25/2036		4,900	4,105
Venture CDO Ltd.
0.452% due 07/22/2021		9,500	9,416

Total Asset-Backed Securities (Cost $124,847)			142,106

SOVEREIGN ISSUES 15.0%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	2,200	2,859
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$800	903
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	28,000	10,838
0.000% due 07/01/2015		35,000	13,173
0.000% due 10/01/2015		175,000	63,865
0.000% due 01/01/2016		119,000	42,132
0.000% due 01/01/2017		11,000	3,452

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Export-Import Bank of Korea
4.000% due 01/29/2021		$8,100	$8,539
5.875% due 01/14/2015		1,500	1,522
Italy Buoni Poliennali Del Tesoro
2.250% due 05/15/2016	EUR	17,800	23,169
2.750% due 12/01/2015		25,300	32,885
3.000% due 11/01/2015		1,300	1,690
3.750% due 08/01/2015		2,200	2,859
3.750% due 04/15/2016		12,600	16,743
3.750% due 08/01/2016		2,600	3,485
4.500% due 07/15/2015		5,200	6,790
4.750% due 05/01/2017		131,200	183,647
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2015		12,400	15,600
Korea Housing Finance Corp.
4.125% due 12/15/2015		$4,800	4,975
Mexico Government International Bond
9.500% due 12/18/2014	MXN	770,000	58,173
Province of Ontario
1.600% due 09/21/2016		$7,800	7,927
1.650% due 09/27/2019		600	588
3.000% due 07/16/2018		7,700	8,075
4.000% due 10/07/2019		1,400	1,526
4.400% due 04/14/2020		9,300	10,322
5.500% due 06/02/2018	CAD	300	303
Qatar Government International Bond
5.250% due 01/20/2020		$7,600	8,560
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	700	895
Spain Government International Bond
3.150% due 01/31/2016		11,400	14,960
3.250% due 04/30/2016		2,400	3,174
3.300% due 07/30/2016		8,600	11,460
3.750% due 10/31/2015		15,600	20,457

Total Sovereign Issues (Cost $620,817)			585,546

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (c)		1,639	1,971

Total Convertible Preferred Securities (Cost $1,840)			1,971

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)		1,000	1,253
GMAC Capital Trust
8.125% due 02/15/2040		50,000	1,330
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (c)		4,800	6,504

Total Preferred Securities (Cost $8,472)			9,087

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.2%

CERTIFICATES OF DEPOSIT 3.0%
Banco Bilbao Vizcaya Argentaria S.A.
1.081% due 05/16/2016		$9,500	9,534
Credit Suisse
0.465% due 03/17/2015		4,100	4,100
0.643% due 12/07/2015		27,800	27,828

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intesa Sanpaolo SpA
1.650% due 04/07/2015		$25,700	$25,828
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		16,500	16,481
Royal Bank of Canada
1.370% due 05/07/2015	CAD	39,600	35,381

			119,152

COMMERCIAL PAPER 0.7%
NiSource Finance Corp.
0.620% due 10/01/2014		$22,800	22,800
Vodafone Group PLC
0.600% due 06/29/2015		4,600	4,579

			27,379

REPURCHASE AGREEMENTS (d) 0.0%
			296

GREECE TREASURY BILLS 0.2%
1.770% due 11/14/2014	EUR	5,000	6,302

MEXICO TREASURY BILLS 3.2%
2.947% due 11/13/2014 - 02/19/2015 (a)	MXN	1,691,531	125,030

U.S. TREASURY BILLS 0.1%
0.034% due 03/19/2015 - 04/02/2015 (a)(j)		$5,650	5,649

Total Short-Term Instruments (Cost $287,940)			283,808

Total Investments in Securities (Cost $3,413,356)			3,417,858

		SHARES
INVESTMENTS IN AFFILIATES 23.2%

SHORT-TERM INSTRUMENTS 23.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.2%
PIMCO Short-Term Floating NAV Portfolio III		90,750,575	906,689

Total Short-Term Instruments (Cost $906,722)			906,689

Total Investments in Affiliates (Cost $906,722)			906,689

Total Investments 110.4% (Cost $4,320,078)			$4,324,547

Financial Derivative Instruments (f)(i) (0.8%) (Cost or Premiums, net $(1,191))			(31,517)

Other Assets and Liabilities, net (9.6%)			(376,899)

Net Assets 100.0%			$3,916,131

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	37

Schedule of Investments PIMCO EM Fundamental IndexPLUS® AR Strategy Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$296	U.S. Treasury Notes 1.500% due 02/28/2019	$(303)	$296	$296

Total Repurchase Agreements						$(303)	$296	$296

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
MYI	(2.100%)	09/23/2014	12/31/2014	EUR (1,798)	$(2,263)

Total Reverse Repurchase Agreements					$(2,263)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
TDM	0.260%	09/30/2014	10/01/2014	$(1,011)	$(1,011)
	0.261%	09/30/2014	10/01/2014	(229)	(229)

Total Sale-Buyback Transactions					$(1,240)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $89,075 at a weighted average interest rate of (0.203%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(e)	Securities with an aggregate market value of $3,370 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
MYI	$0	$ (2,263)	$0	$0	$(2,263)	$2,134	$(129)
SSB	296	0	0	0	296	(303)	(7)

Master Securities Forward Transaction Agreement
FOB	0	0	0	0	0	(340)	(340)
JPS	0	0	0	0	0	(170)	(170)
TDM	0	0	(1,240)	0	(1,240)	1,236	(4)

Total Borrowings and Other Financing Transactions	$296	$ (2,263)	$ (1,240)	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

38	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,890.000	10/18/2014	211	$(662)	$(142)
Call - CBOE S&P 500 Index	2,025.000	10/18/2014	211	(231)	(51)

				$(893)	$(193)

Total Written Options				$(893)	$(193)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	955	$(427)	$0	$(24)
90-Day Eurodollar June Futures	Long	06/2016	2,256	379	0	(113)
90-Day Eurodollar September Futures	Long	09/2016	323	(152)	0	(16)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	1,218	(855)	0	(152)

Total Futures Contracts				$(1,055)	$0	$(305)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$49,200	$802	$(13)	$56	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$	68,900	$(829)	$(748)	$0	$(15)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		9,600	69	54	0	(1)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		147,300	(10,249)	(16,945)	882	0
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	6,800	16	0	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		4,600	4	(1)	0	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		250,000	488	(48)	18	0
Pay	28-Day MXN-TIIE	5.500%	06/11/2018		6,400	10	0	1	0
Pay	28-Day MXN-TIIE	5.750%	09/02/2022		21,700	(38)	(11)	4	0
Pay	28-Day MXN-TIIE	6.000%	09/02/2022		27,000	(13)	(7)	5	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034		350,000	(890)	(717)	41	0

						$(11,432)	$(18,423)	$951	$(16)

Total Swap Agreements						$(10,630)	$(18,436)	$1,007	$(16)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	39

Schedule of Investments PIMCO EM Fundamental IndexPLUS® AR Strategy Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(g)	Securities with an aggregate market value of $6,728 have been pledged as collateral as of September 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(h)	Securities with an aggregate market value of $15,370 and cash of $1,100 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$1,007	$1,007	$ (193)	$ (305)	$ (16)	$ (514)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014	$		50,334		GBP	30,777	$0	$(440)
	10/2014			8,352		HKD	64,733	0	(16)
	11/2014		EUR	292,206	$		390,695	21,500	0
	11/2014		GBP	30,777			50,320	440	0
	11/2014		MXN	115,574			8,781	201	0
	12/2014	$		1,191		MXN	15,601	0	(35)
	05/2015		CAD	39,068	$		35,592	887	0

BPS	11/2014		EUR	899			1,156	20	0
	11/2014	$		7,582		EUR	5,806	0	(246)
	12/2014		MXN	359,606	$		27,258	621	0
	12/2014	$		19,720		MXN	263,751	0	(184)
	01/2015		MXN	662,428	$		49,986	1,034	0
	02/2015			267,148			20,171	459	0
	02/2015	$		12,377		MXN	163,441	0	(311)
	06/2015			4,871		EUR	3,634	0	(271)
	07/2015		BRL	610	$		252	20	0
	10/2015			46,000			18,351	1,302	0
	01/2016			71,000			27,578	1,899	0

BRC	10/2014		TRY	2,933			1,338	54	0
	10/2014	$		4,613		RUB	168,028	0	(376)
	10/2014			1,332		TRY	2,933	0	(48)
	11/2014			60,007		EUR	45,699	0	(2,268)
	11/2014			1,479		GBP	903	0	(16)
	06/2015		EUR	9,092	$		12,105	595	0

CBK	10/2014		CAD	1,036			940	15	0
	10/2014	$		1,069		AUD	1,154	0	(58)
	10/2014			5,613		TWD	168,207	0	(83)
	11/2014		EUR	287,705	$		385,445	21,937	0
	11/2014	$		7,470		EUR	5,714	0	(251)
	12/2014		MXN	66,459	$		5,033	109	0

DUB	10/2014		JPY	1,668,400			15,634	421	0
	10/2014	$		2,653		ZAR	28,864	0	(100)
	07/2015		BRL	6,377	$		2,635	211	0
	08/2015		EUR	4,400			5,897	322	0
	10/2015		BRL	38,000			14,559	475	0

FBF	10/2014	$		16,930		INR	1,028,312	0	(335)
	11/2014		MXN	473,649	$		35,967	820	0
	12/2014			109,056			8,237	160	0
	12/2014	$		1,531		MXN	20,154	0	(38)
	06/2015			25,465		EUR	19,002	0	(1,408)
	10/2015		BRL	91,000	$		34,063	335	0

GLM	10/2014		JPY	4,305,990			41,365	2,103	0
	10/2014	$		9,195		MXN	120,049	0	(269)
	11/2014		MXN	48,946	$		3,708	74	0
	11/2014	$		10,566		EUR	8,019	0	(434)

40	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	12/2014		MXN	389,223	$		29,434	$603	$0
	06/2015	$		9,909		EUR	7,386	0	(559)
	07/2015		BRL	28,013	$		11,561	914	0

HUS	10/2014	$		2,198		ZAR	24,231	0	(55)
	11/2014			7,885		EUR	5,978	0	(332)

JPM	10/2014		JPY	2,158,900	$		20,345	660	0
	10/2014	$		74,720		JPY	8,133,290	0	(562)
	10/2014		ZAR	24,232	$		2,245	102	0
	11/2014		JPY	8,133,290			74,738	563	0
	11/2014	$		197,399		EUR	152,815	0	(4,321)
	11/2014			5,963		GBP	3,655	0	(39)
	12/2014			8,420		MXN	110,336	0	(247)
	04/2015		BRL	28,000	$		11,827	926	0
	06/2015		EUR	24,254			32,282	1,577	0
	06/2015	$		4,445		EUR	3,324	0	(236)

MSB	10/2014		GBP	30,777	$		51,044	1,150	0

SCX	10/2014	$		11,741		INR	713,874	0	(221)

UAG	10/2014			1,889		KRW	1,937,735	0	(55)
	01/2016		BRL	48,000	$		18,529	1,169	0

Total Forward Foreign Currency Contracts								$63,678	$(13,814)

PURCHASED OPTIONS:

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Cost	Market Value
GST	Call - OTC S&P 500 Index	2,025.000	10/17/2014	$ 21	$273	$50
JPM	Put - OTC S&P 500 Index	1,890.000	10/17/2014	21	130	130

					$403	$180

Total Purchased Options					$403	$180

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$ 3,500	$(196)	$(101)
DUB	Put - OTC AUD versus USD	$	0.855	10/30/2014	AUD 13,358	(52)	(52)

						$(248)	$(153)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,100	$(19)	$0
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,400	(31)	(1)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$(57)	$(1)

Total Written Options						$(305)	$(154)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Premiums
Balance at Beginning of Period	1,818	$32,400	AUD	0	$(5,097)
Sales	3,264	1,346,560		13,358	(12,760)
Closing Buys	(4,660)	(15,060)		0	12,821
Expirations	0	(907,100)		0	1,931
Exercised	0	(447,800)		0	1,907

Balance at End of Period	422	$9,000	AUD	13,358	$(1,198)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	41

Schedule of Investments PIMCO EM Fundamental IndexPLUS® AR Strategy Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	$ 100	$31	$2	$33	$0

BPS	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	100	31	2	33	0

BRC	Venezuela Government International Bond	(5.000%	)	06/20/2015	20.736%	100	13	(3)	10	0

GST	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	100	30	3	33	0

HUS	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	100	31	1	32	0

JPM	Venezuela Government International Bond	(5.000%	)	06/20/2015	20.736%	300	36	(5)	31	0
	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	300	91	7	98	0

							$263	$7	$270	$0

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	General Electric Capital Corp.	1.000%	12/20/2015	0.275%	$ 2,200	$(44)	$64	$20	$0
	MetLife, Inc.	1.000%	12/20/2014	0.081%	6,100	(88)	102	14	0
	MetLife, Inc.	1.000%	12/20/2015	0.145%	1,900	(106)	127	21	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%	5,200	(11)	78	67	0
	Republic of Korea	1.000%	09/20/2022	0.787%	3,200	46	4	50	0

BPS	Republic of Korea	1.000%	09/20/2022	0.787%	1,600	26	(1)	25	0
	U.S. Treasury Notes	0.250%	03/20/2016	0.089%	EUR 4,400	(62)	76	14	0

BRC	Brazil Government International Bond	1.000%	06/20/2015	0.574%	$ 500	(7)	9	2	0
	Brazil Government International Bond	1.000%	03/20/2016	0.768%	10,800	(36)	76	40	0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%	12,200	(18)	53	35	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.297%	10,000	129	(22)	107	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.313%	4,500	67	(12)	55	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.546%	3,500	(59)	87	28	0
	Italy Government International Bond	1.000%	06/20/2017	0.652%	2,500	9	15	24	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%	800	0	0	0	0
	Mexico Government International Bond	1.000%	03/20/2015	0.266%	400	(9)	10	1	0
	Mexico Government International Bond	1.000%	03/20/2016	0.357%	4,500	(22)	66	44	0
	Russia Government International Bond	1.000%	09/20/2015	2.089%	14,000	(124)	(20)	0	(144)

CBK	Brazil Government International Bond	1.000%	09/20/2015	0.628%	1,000	(16)	20	4	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	2.550%	10,000	(120)	(27)	0	(147)
	Indonesia Government International Bond	1.000%	06/20/2016	0.546%	1,400	(26)	37	11	0
	Italy Government International Bond	1.000%	06/20/2017	0.652%	4,000	23	15	38	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%	13,100	(235)	257	22	0
	MetLife, Inc.	1.000%	12/20/2014	0.081%	200	(3)	4	1	0
	Mexico Government International Bond	1.000%	03/20/2015	0.266%	400	(9)	11	2	0
	Russia Government International Bond	1.000%	09/20/2015	2.089%	9,300	(109)	13	0	(96)
	Sberbank of Russia	1.000%	09/20/2015	2.733%	10,400	(180)	8	0	(172)

DUB	Brazil Government International Bond	1.000%	06/20/2015	0.574%	1,000	(10)	13	3	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%	2,500	31	(12)	19	0
	Italy Government International Bond	1.000%	09/20/2016	0.519%	1,500	11	3	14	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%	11,400	(187)	223	36	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%	3,500	(2)	2	0	0
	Mexico Government International Bond	1.000%	03/20/2015	0.266%	200	(5)	5	0	0
	Mexico Government International Bond	1.000%	06/20/2016	0.387%	12,600	31	106	137	0
	Mexico Government International Bond	1.000%	09/20/2017	0.537%	1,700	(24)	48	24	0
	Russia Government International Bond	1.000%	09/20/2015	2.089%	700	(9)	2	0	(7)
	Spain Government International Bond	1.000%	06/20/2019	0.727%	22,400	(1)	284	283	0

FBF	Brazil Government International Bond	1.000%	09/20/2015	0.628%	7,200	(90)	118	28	0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%	10,700	(16)	47	31	0
	MetLife, Inc.	1.000%	12/20/2014	0.081%	200	(3)	3	0	0
	Verizon Communications, Inc.	1.000%	09/20/2018	0.392%	500	13	(1)	12	0

GST	Brazil Government International Bond	1.000%	06/20/2015	0.574%	500	(7)	8	1	0
	Italy Government International Bond	1.000%	06/20/2017	0.652%	1,700	10	7	17	0
	MetLife, Inc.	1.000%	03/20/2015	0.081%	2,000	(121)	130	9	0
	MetLife, Inc.	1.000%	09/20/2015	0.122%	3,500	(225)	256	31	0
	Mexico Government International Bond	1.000%	06/20/2017	0.506%	700	(6)	16	10	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%	24,600	(60)	375	315	0
	Spain Government International Bond	1.000%	06/20/2019	0.727%	10,100	5	123	128	0

42	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
HUS	Brazil Government International Bond	1.000%	06/20/2015	0.574%	$ 300	$(8)	$9	$1	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%	900	(9)	12	3	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.546%	1,400	(24)	35	11	0
	Italy Government International Bond	1.000%	09/20/2016	0.519%	2,900	22	6	28	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%	11,400	(192)	228	36	0
	U.S. Treasury Notes	0.250%	06/20/2017	0.114%	EUR 6,200	(12)	42	30	0

JPM	Brazil Government International Bond	1.000%	09/20/2015	0.628%	$ 1,400	(16)	21	5	0
	Brazil Government International Bond	1.000%	06/20/2019	1.623%	5,000	(167)	29	0	(138)
	MetLife, Inc.	1.000%	09/20/2015	0.122%	5,600	(332)	382	50	0
	Mexico Government International Bond	1.000%	06/20/2017	0.506%	9,600	(127)	258	131	0
	Sberbank of Russia	1.000%	09/20/2015	2.733%	3,500	(55)	(3)	0	(58)
	Spain Government International Bond	1.000%	06/20/2019	0.727%	12,300	(6)	161	155	0

MYC	Brazil Government International Bond	1.000%	06/20/2019	1.623%	400	(13)	2	0	(11)
	Italy Government International Bond	1.000%	06/20/2017	0.652%	2,600	9	16	25	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%	5,700	(94)	113	19	0
	Mexico Government International Bond	1.000%	03/20/2016	0.357%	5,700	(35)	91	56	0
	Mexico Government International Bond	1.000%	09/20/2017	0.537%	1,400	(20)	40	20	0
	Republic of Korea	1.000%	09/20/2022	0.787%	500	8	0	8	0
	Spain Government International Bond	1.000%	06/20/2019	0.727%	4,600	9	49	58	0

RYL	Mexico Government International Bond	1.000%	09/20/2015	0.297%	7,200	(84)	135	51	0

SOG	United Kingdom Gilt	1.000%	03/20/2015	0.031%	900	5	0	5	0

UAG	Brazil Government International Bond	1.000%	09/20/2015	0.628%	500	(5)	7	2	0

						$(2,795)	$4,439	$2,417	$(773)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$7,990	$ 488	$(345)	$143	$0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	846	110	(95)	15	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	20,680	1,353	(982)	371	0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	470	53	(45)	8	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	1,598	180	(151)	29	0

					$ 2,184	$(1,618)	$566	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	100	$0	$0	$0	$0

BRC	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		1,100	(1)	2	1	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		2,900	(2)	4	2	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,200	(1)	4	3	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		22,300	(1)	(35)	0	(36)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		300	(1)	0	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	43

Schedule of Investments PIMCO EM Fundamental IndexPLUS® AR Strategy Fund (Cont.)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	300	$(1)	$0	$0	$(1)

GLM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		5,200	(3)	8	5	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		7,300	(1)	13	12	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		400	(1)	0	0	(1)

HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		3,400	(2)	5	3	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		52,000	(23)	123	100	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,400	0	4	4	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		400	(1)	0	0	(1)

JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		2,300	(1)	3	2	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		1,200	0	2	2	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		600	(3)	2	0	(1)

MYC	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		3,400	(2)	5	3	0

UAG	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		13,000	(2)	27	25	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		26,000	(2)	(40)	0	(42)

							$(48)	$127	$162	$(83)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	ERAEMLT Index	209,855	1-Month USD-LIBOR plus a specified spread	11/14/2014	$476,278		$380	$380	$0
	Receive	ERAEMLT Index	281,284	1-Month USD-LIBOR plus a specified spread	01/05/2015	613,831		24,787	24,787	0
	Receive	ERAEMLT Index	591,573	1-Month USD-LIBOR plus a specified spread	06/15/2015	1,369,456		(23,760)	0	(23,760)
	Receive	ERAEMLT Index	414,551	1-Month USD-LIBOR plus a specified spread	07/30/2015	1,017,080		(74,223)	0	(74,223)

BPS	Receive	ERAEMLT Index	73,665	1-Month USD-LIBOR plus a specified spread	02/13/2015	179,225		(11,643)	0	(11,643)

GST	Receive	ERAEMLT Index	130,456	1-Month USD-LIBOR plus a specified spread	09/30/2014	325,203		0	0	0
	Receive	ERAEMLT Index	130,456	1-Month USD-LIBOR plus a specified spread	10/15/2015	296,876		0	0	0

								$(84,459)	$25,167	$(109,626)

Total Swap Agreements							$(396)	$(81,504)	$28,582	$(110,482)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(j)	Securities with an aggregate market value of $57,311 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
BOA	$23,028	$0	$25,372	$48,400	$(491)	$(101)	$(97,983)	$(98,575)	$(50,175)	$22,296	$(27,879)
BPS	5,355	0	72	5,427	(1,012)	0	(11,643)	(12,655)	(7,228)	5,649	(1,579)
BRC	649	0	495	1,144	(2,708)	0	(181)	(2,889)	(1,745)	1,478	(267)
CBK	22,061	0	78	22,139	(392)	(1)	(415)	(808)	21,331	(19,550)	1,781
DUB	1,429	0	531	1,960	(100)	(52)	(8)	(160)	1,800	(1,710)	90
FBF	1,315	0	71	1,386	(1,781)	0	0	(1,781)	(395)	218	(177)
GLM	3,694	0	17	3,711	(1,262)	0	(1)	(1,263)	2,448	(2,320)	128
GST	0	50	544	594	0	0	0	0	594	26,863	27,457
HUS	0	0	619	619	(387)	0	(1)	(388)	231	(480)	(249)
JPM	3,828	130	482	4,440	(5,405)	0	(197)	(5,602)	(1,162)	807	(355)
MSB	1,150	0	0	1,150	0	0	0	0	1,150	(1,030)	120
MYC	0	0	218	218	0	0	(11)	(11)	207	(345)	(138)
RYL	0	0	51	51	0	0	0	0	51	(35)	16
SCX	0	0	0	0	(221)	0	0	(221)	(221)	0	(221)
SOG	0	0	5	5	0	0	0	0	5	0	5
UAG	1,169	0	27	1,196	(55)	0	(42)	(97)	1,099	(960)	139

Total Over the Counter	$63,678	$180	$28,582	$92,440	$(13,814)	$(154)	$(110,482)	$(124,450)

44	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$56	$0	$0	$951	$1,007

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$63,678	$0	$63,678
Purchased Options	0	0	180	0	0	180
Swap Agreements	0	3,253	25,167	0	162	28,582

	$0	$3,253	$25,347	$63,678	$162	$92,440

	$0	$3,309	$25,347	$63,678	$1,113	$93,447

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$193	$0	$0	$193
Futures	0	0	0	0	305	305
Swap Agreements	0	0	0	0	16	16

	$0	$0	$193	$0	$321	$514

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,814	$0	$13,814
Written Options	0	0	0	153	1	154
Swap Agreements	0	773	109,626	0	83	110,482

	$0	$773	$109,626	$13,967	$84	$124,450

	$0	$773	$109,819	$13,967	$405	$124,964

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$4,788	$0	$0	$4,788
Futures	0	0	0	0	7,272	7,272
Swap Agreements	0	2,384	0	0	(7,742)	(5,358)

	$0	$2,384	$4,788	$0	$(470)	$6,702

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,426	$0	$9,426
Written Options	0	22	476	0	1,910	2,408
Swap Agreements	0	914	297,978	0	2,735	301,627

	$0	$936	$298,454	$9,426	$4,645	$313,461

	$0	$3,320	$303,242	$9,426	$4,175	$320,163

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$(164)	$0	$0	$(164)
Futures	0	0	0	0	(4,432)	(4,432)
Swap Agreements	0	(1,072)	0	0	(17,257)	(18,329)

	$0	$(1,072)	$(164)	$0	$(21,689)	$(22,925)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$57,501	$0	$57,501
Purchased Options	0	0	(223)	0	0	(223)
Written Options	0	(10)	0	81	4	75
Swap Agreements	0	995	(40,658)	0	95	(39,568)

	$0	$985	$(40,881)	$57,582	$99	$17,785

	$0	$(87)	$(41,045)	$57,582	$(21,590)	$(5,140)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	45

Schedule of Investments PIMCO EM Fundamental IndexPLUS® AR Strategy Fund (Cont.)

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$16,191	$0	$16,191
Corporate Bonds & Notes
Banking & Finance	0	632,687	1,812	634,499
Industrials	0	199,989	0	199,989
Utilities	0	98,711	0	98,711
Municipal Bonds & Notes
California	0	35,163	0	35,163
Louisiana	0	884	0	884
Nebraska	0	114	0	114
Nevada	0	275	0	275
New Jersey	0	3,361	0	3,361
New York	0	47,701	0	47,701
Ohio	0	4,573	0	4,573
Tennessee	0	128	0	128
Texas	0	5,696	0	5,696
Washington	0	2,920	0	2,920
U.S. Government Agencies	0	670,815	0	670,815
U.S. Treasury Obligations	0	446,667	0	446,667
Mortgage-Backed Securities	0	218,572	9,081	227,653
Asset-Backed Securities	0	142,106	0	142,106
Sovereign Issues	0	585,546	0	585,546
Convertible Preferred Securities
Banking & Finance	0	1,971	0	1,971
Preferred Securities
Banking & Finance	1,330	7,757	0	9,087
Short-Term Instruments
Certificates of Deposit	0	119,152	0	119,152
Commercial Paper	0	27,379	0	27,379

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Repurchase Agreements	$0	$296	$0	$296
Greece Treasury Bills	0	6,302	0	6,302
Mexico Treasury Bills	0	125,030	0	125,030
U.S. Treasury Bills	0	5,649	0	5,649
	$1,330	$3,405,635	$10,893	$3,417,858

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$906,689	$0	$0	$906,689

Total Investments	$908,019	$3,405,635	$10,893	$4,324,547

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,007	0	1,007
Over the counter	130	92,310	0	92,440
	$130	$93,317	$0	$93,447

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(305)	(209)	0	(514)
Over the counter	0	(124,450)	0	(124,450)
	$(305)	$(124,659)	$0	$(124,964)

Totals	$907,844	$3,374,293	$10,893	$4,293,030

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

46	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Schedule of Investments PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 69.2%

BANK LOAN OBLIGATIONS 0.1%
H.J. Heinz Co.
3.500% due 06/05/2020		$3,361	$3,326

Total Bank Loan Obligations (Cost $3,377)			3,326

CORPORATE BONDS & NOTES 24.2%

BANKING & FINANCE 16.0%
Ally Financial, Inc.
2.434% due 12/01/2014		100	100
2.500% due 03/15/2017 (f)		5,000	4,994
2.750% due 01/30/2017		5,000	4,912
2.914% due 07/18/2016		200	202
3.125% due 01/15/2016		1,200	1,206
3.250% due 09/29/2017		2,400	2,390
3.500% due 07/18/2016		5,300	5,373
4.625% due 06/26/2015		100	102
4.750% due 09/10/2018		5,800	5,959
5.500% due 02/15/2017		14,700	15,325
6.750% due 12/01/2014		400	403
8.000% due 03/15/2020		300	350
8.300% due 02/12/2015		5,900	6,033
American Honda Finance Corp.
0.732% due 10/07/2016		9,100	9,168
American International Group, Inc.
4.375% due 04/26/2016	EUR	1,200	1,608
AyT Cedulas Cajas Fondo de Titulizacion de Activos
3.750% due 03/31/2015		5,900	7,580
Banca Carige SpA
3.750% due 11/25/2016		15,000	20,122
Banca Monte dei Paschi di Siena SpA
3.125% due 06/30/2015		700	903
4.875% due 09/15/2016		18,150	24,875
5.000% due 02/09/2019		4,100	5,909
Banco Bradesco S.A.
4.500% due 01/12/2017		$3,300	3,469
Banco de Credito e Inversiones
3.000% due 09/13/2017		3,400	3,494
Banco de Sabadell S.A.
3.500% due 01/19/2016	EUR	6,700	8,813
Banco Popolare SC
3.250% due 09/30/2016		300	390
3.625% due 03/31/2017		3,460	4,689
4.750% due 03/31/2016		240	323
Banco Santander Brasil S.A.
4.500% due 04/06/2015		$2,900	2,940
4.625% due 02/13/2017		17,300	18,143
Bank of America Corp.
1.105% due 04/01/2019		6,000	6,038
2.000% due 01/11/2018		600	598
2.650% due 04/01/2019		1,200	1,199
3.750% due 07/12/2016		9,200	9,607
5.750% due 12/12/2014	GBP	2,000	3,273
5.750% due 12/01/2017		$1,200	1,336
6.000% due 09/01/2017		1,700	1,895
6.400% due 08/28/2017		700	788
6.500% due 08/01/2016		1,700	1,856
Bank of America N.A.
0.654% due 05/08/2017		18,100	18,116
5.300% due 03/15/2017		300	325
Bankia S.A.
3.500% due 12/14/2015	EUR	3,200	4,200
3.625% due 10/05/2016		5,700	7,670
4.250% due 07/05/2016		15,600	21,077
5.750% due 06/29/2016		4,300	5,945

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banque PSA Finance S.A.
3.875% due 01/14/2015	EUR	2,000	$2,550
4.000% due 06/24/2015		800	1,034
4.250% due 02/25/2016		1,400	1,845
4.875% due 09/25/2015		300	394
Barclays Bank PLC
10.179% due 06/12/2021		$33,800	46,147
BBVA Bancomer S.A.
6.750% due 09/30/2022		10,500	11,786
Bear Stearns Cos. LLC
7.250% due 02/01/2018		17,500	20,376
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		1,150	1,169
BNP Paribas S.A.
0.547% due 11/07/2015		20,900	20,906
BPCE S.A.
0.865% due 06/17/2017		16,600	16,673
1.358% due 03/06/2017	GBP	600	979
2.500% due 07/15/2019		$1,000	994
BPE Financiaciones S.A.
4.000% due 07/17/2015	EUR	11,700	15,137
Caixa Economica Federal
4.250% due 05/13/2019		$6,600	6,583
CIT Group, Inc.
4.250% due 08/15/2017		4,400	4,455
4.750% due 02/15/2015		3,000	3,036
5.000% due 05/15/2017		300	308
5.250% due 03/15/2018		4,200	4,336
Citigroup, Inc.
0.502% due 06/09/2016		31,300	31,143
0.914% due 11/15/2016		22,900	23,041
Compass Bank
6.400% due 10/01/2017		5,800	6,392
Council Of Europe Development Bank
1.125% due 10/22/2018	EUR	1,100	1,443
Credit Agricole S.A.
0.780% due 06/12/2017		$21,200	21,240
1.085% due 10/03/2016		7,500	7,565
Credit Suisse
6.500% due 08/08/2023		1,400	1,526
Depfa ACS Bank
3.875% due 11/14/2016	EUR	9,300	12,653
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	887
0.890% due 06/16/2015		100,000	906
2.000% due 09/15/2015		$600	601
2.375% due 05/25/2016		1,000	1,004
5.500% due 05/25/2016		200	211
5.500% due 06/26/2017		3,500	3,784
Fiat Finance & Trade S.A.
6.875% due 02/13/2015	EUR	300	387
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	6,000	9,503
Ford Motor Credit Co. LLC
5.625% due 09/15/2015		$32,200	33,673
General Electric Capital Corp.
0.423% due 12/29/2016		11,300	11,259
General Motors Financial Co., Inc.
2.625% due 07/10/2017		6,200	6,233
2.750% due 05/15/2016		1,600	1,615
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	2,400	3,162
4.250% due 01/18/2017		13,100	18,102
GMAC International Finance BV
7.500% due 04/21/2015		300	392
Goldman Sachs Group, Inc.
0.632% due 07/22/2015		$2,400	2,404

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 09/01/2017		$1,600	$1,797
7.500% due 02/15/2019		3,000	3,581
HBOS PLC
0.933% due 09/30/2016		1,600	1,600
6.750% due 05/21/2018		3,000	3,400
International Lease Finance Corp.
4.875% due 04/01/2015		1,000	1,017
5.750% due 05/15/2016		13,200	13,819
6.750% due 09/01/2016		500	541
8.625% due 09/15/2015		1,600	1,694
8.750% due 03/15/2017		5,700	6,370
IPIC GMTN Ltd.
1.750% due 11/30/2015		6,600	6,669
JPMorgan Chase & Co.
0.754% due 02/15/2017		2,300	2,312
1.125% due 02/26/2016		9,600	9,642
3.150% due 07/05/2016		5,400	5,590
JPMorgan Chase Bank N.A.
0.767% due 05/31/2017	EUR	2,300	2,904
Korea Development Bank
3.000% due 09/14/2022		$3,700	3,624
Macquarie Bank Ltd.
6.625% due 04/07/2021		400	456
Morgan Stanley
1.514% due 04/25/2018		6,000	6,174
5.500% due 01/26/2020		3,400	3,818
Motability Operations Group PLC
5.375% due 06/28/2022	GBP	1,300	2,452
Navient LLC
3.875% due 09/10/2015		$1,500	1,518
6.000% due 01/25/2017		1,800	1,888
6.250% due 01/25/2016		8,300	8,636
8.450% due 06/15/2018		1,200	1,353
Nordea Bank AB
0.592% due 04/04/2017		4,200	4,210
Novo Banco S.A.
3.375% due 02/17/2016	EUR	13,900	17,716
Rabobank Group
4.000% due 09/10/2015	GBP	800	1,332
Royal Bank of Canada
3.770% due 03/30/2018	CAD	3,700	3,506
Royal Bank of Scotland PLC
0.934% due 04/11/2016		$1,250	1,255
1.014% due 10/14/2016		7,162	7,207
Shinsei Bank Ltd.
7.375% due 09/14/2020	EUR	6,285	8,383
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		$8,200	8,106
Springleaf Finance Corp.
5.400% due 12/01/2015		900	923
6.900% due 12/15/2017		1,800	1,917
Stadshypotek AB
1.250% due 05/23/2018		8,200	8,068
4.250% due 10/10/2017	AUD	400	358
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		$3,200	3,285
Swedbank Hypotek AB
1.375% due 03/28/2018		3,100	3,073
Toronto-Dominion Bank
0.675% due 07/02/2019		20,400	20,462
2.125% due 07/02/2019		800	793
UBS AG
7.625% due 08/17/2022		700	815
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	300	504
6.000% due 04/15/2021		5,100	8,566

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	47

Schedule of Investments PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wachovia Corp.
0.504% due 06/15/2017		$2,300	$2,303
Wells Fargo & Co.
0.633% due 09/14/2018		8,300	8,302
0.692% due 04/22/2019		8,900	8,938
WM Covered Bond Program
4.000% due 11/26/2016	EUR	5,920	8,045

			820,454

INDUSTRIALS 5.1%
AbbVie, Inc.
0.997% due 11/06/2015		$5,500	5,540
ADT Corp.
4.875% due 07/15/2042		2,200	1,834
Amgen, Inc.
0.835% due 05/22/2019		3,800	3,825
2.200% due 05/22/2019		16,900	16,736
BMW U.S. Capital LLC
0.574% due 06/02/2017		9,600	9,616
Braskem Finance Ltd.
5.750% due 04/15/2021		5,300	5,448
California Resources Corp.
5.500% due 09/15/2021 (b)		6,000	6,098
Canadian National Railway Co.
0.437% due 11/06/2015		5,700	5,708
Cemex S.A.B. de C.V.
7.250% due 01/15/2021		700	742
CNPC General Capital Ltd.
1.133% due 05/14/2017		5,500	5,516
2.750% due 05/14/2019		2,000	1,995
D.R. Horton, Inc.
5.250% due 02/15/2015		2,900	2,940
Daimler Finance North America LLC
0.834% due 01/09/2015		7,500	7,509
DISH DBS Corp.
7.125% due 02/01/2016		8,075	8,580
7.750% due 05/31/2015		300	311
Dry Mix Solutions Investissements S.A.S.
4.334% due 06/15/2021	EUR	600	742
HCA, Inc.
6.375% due 01/15/2015		$4,000	4,045
6.500% due 02/15/2016		300	314
7.190% due 11/15/2015		300	315
HeidelbergCement Finance Luxembourg S.A.
8.000% due 01/31/2017	EUR	700	1,016
Hellenic Railways Organization S.A.
4.028% due 03/17/2017		11,600	14,494
Johnson & Johnson
0.308% due 11/28/2016		$42,900	42,997
KazMunayGas National Co. JSC
11.750% due 01/23/2015		6,100	6,293
KP Germany Erste GmbH
11.625% due 07/15/2017	EUR	4,300	6,013
McKesson Corp.
0.634% due 09/10/2015		$30,600	30,647
MGM Resorts International
6.625% due 07/15/2015		200	206
6.875% due 04/01/2016		1,400	1,486
7.500% due 06/01/2016		3,300	3,531
7.625% due 01/15/2017		4,000	4,360
10.000% due 11/01/2016		2,500	2,831
Nakilat, Inc.
6.067% due 12/31/2033		1,500	1,708
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	5,500	7,329

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nissan Motor Acceptance Corp.
0.784% due 03/03/2017		$400	$402
Petrobras International Finance Co. S.A.
3.875% due 01/27/2016		3,400	3,488
PHH Corp.
6.375% due 08/15/2021		3,200	3,152
Pioneer Natural Resources Co.
5.875% due 07/15/2016		5,891	6,355
Tesco PLC
6.125% due 02/24/2022	GBP	1,400	2,490
Unitymedia KabelBW GmbH
9.625% due 12/01/2019	EUR	300	402
USG Corp.
8.375% due 10/15/2018		$1,600	1,669
Viacom, Inc.
5.850% due 09/01/2043		3,700	4,126
Volkswagen International Finance NV
0.561% due 11/18/2015		28,700	28,779

			261,588

UTILITIES 3.1%
AES Corp.
3.234% due 06/01/2019		10,400	10,270
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	800	1,075
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		$9,700	9,710
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		3,200	3,272
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		2,756	2,850
Petrobras Global Finance BV
2.595% due 03/17/2017		6,100	6,183
3.250% due 03/17/2017		3,200	3,246
Shell International Finance BV
0.303% due 11/10/2015		9,300	9,307
0.444% due 11/15/2016		4,800	4,817
Sinopec Group Overseas Development Ltd.
1.014% due 04/10/2017		8,000	8,013
1.750% due 04/10/2017		14,200	14,170
Sprint Communications, Inc.
6.000% due 12/01/2016		2,000	2,108
8.375% due 08/15/2017		17,400	19,510
9.125% due 03/01/2017		10,685	12,074
SSE PLC
5.625% due 10/01/2017 (e)	EUR	1,000	1,377
Telecom Italia SpA
7.000% due 01/20/2017		400	566
7.375% due 12/15/2017	GBP	1,500	2,720
8.250% due 03/21/2016	EUR	300	418
Verizon Communications, Inc.
1.005% due 06/17/2019		$2,000	2,030
1.764% due 09/15/2016		20,000	20,514
1.984% due 09/14/2018		15,700	16,554
2.625% due 02/21/2020		7,243	7,163

			157,947

Total Corporate Bonds & Notes (Cost $1,258,137)			1,239,989

MUNICIPAL BONDS & NOTES 0.0%

NEW YORK 0.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039		1,000	1,339

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041		$700	$1,003

Total Municipal Bonds & Notes (Cost $2,287)			2,342

U.S. GOVERNMENT AGENCIES 4.1%
Fannie Mae
0.875% due 10/26/2017 (i)		40,500	40,127
3.500% due 10/01/2020 -10/01/2029		156,246	164,432
Freddie Mac
0.554% due 11/15/2043		1,827	1,835
1.000% due 03/08/2017 (i)		4,900	4,915

Total U.S. Government Agencies (Cost $211,663)			211,309

U.S. TREASURY OBLIGATIONS 14.0%
U.S. Treasury Bonds
3.125% due 08/15/2044 (g)		256,550	252,502
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (i)		14,919	14,579
0.625% due 07/15/2021 (i)		35,519	36,277
2.375% due 01/15/2025 (i)		50,306	59,007
2.375% due 01/15/2027		92,152	109,254
2.500% due 01/15/2029 (i)		32,070	39,211
U.S. Treasury Notes
2.250% due 07/31/2021 (i)(k)		175,400	176,044
2.500% due 05/15/2024		12,500	12,513
2.750% due 11/15/2023 (i)(k)		16,900	17,329

Total U.S. Treasury Obligations (Cost $716,195)			716,716

MORTGAGE-BACKED SECURITIES 3.5%
Adjustable Rate Mortgage Trust
2.586% due 01/25/2036		21,063	19,583
Aggregator of Loans Backed by Assets
2.813% due 12/16/2042	GBP	4,879	8,072
3.007% due 05/25/2051		709	1,164
BCAP LLC Trust
0.365% due 05/25/2047		$440	338
Bear Stearns Adjustable Rate Mortgage Trust
2.790% due 02/25/2034		431	427
Citigroup Commercial Mortgage Trust
0.904% due 06/15/2033		18,700	18,750
2.381% due 09/10/2045 (a)		7,789	816
Claris ABS
0.794% due 10/31/2060	EUR	3,441	4,312
Commercial Mortgage Trust
1.054% due 06/11/2027		$14,400	14,424
Credit Suisse Commercial Mortgage Trust
5.460% due 09/15/2039		14,916	15,866
DBRR Trust
0.853% due 02/25/2045		4,579	4,577
Eddystone Finance PLC
1.081% due 04/19/2021	GBP	8,428	13,538
Giovecca Mortgages SRL
0.804% due 04/23/2048	EUR	4,645	5,847
Granite Master Issuer PLC
0.749% due 12/20/2054	GBP	12,785	20,665
Granite Mortgages PLC
1.214% due 07/20/2043		$635	639
JPMorgan Chase Commercial Mortgage Securities Trust
5.811% due 06/12/2043		3,334	3,558

48	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LB Commercial Mortgage Trust
6.056% due 07/15/2044		$14,924	$16,419
Leo-Mesdag BV
0.550% due 08/29/2019	EUR	7,279	9,129
RMAC PLC
0.217% due 06/12/2037		2,045	2,449
Structured Adjustable Rate Mortgage Loan Trust
1.305% due 12/25/2037		$14,330	10,244
Wells Fargo Commercial Mortgage Trust
1.184% due 02/15/2027		7,300	7,306

Total Mortgage-Backed Securities (Cost $181,194)			178,123

ASSET-BACKED SECURITIES 3.6%
ACE Securities Corp.
0.805% due 07/25/2035		500	430
Ally Auto Receivables Trust
0.480% due 02/15/2017		16,200	16,206
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.545% due 03/25/2036		400	341
Atrium CDO Corp.
1.338% due 11/16/2022		11,500	11,386
Avoca CLO PLC
0.526% due 08/03/2022	EUR	747	940
Cairn CLO BV
0.663% due 10/15/2022		2,063	2,606
Citibank Omni Master Trust
4.900% due 11/15/2018		$6,300	6,336
Citigroup Mortgage Loan Trust, Inc.
0.395% due 10/25/2036		2,400	2,271
COA Summit CLO Ltd.
1.584% due 04/20/2023		250	250
Dureve Ltd.
0.701% due 11/01/2095	EUR	3,689	4,536
Ford Credit Auto Owner Trust
0.470% due 03/15/2017		$17,800	17,807
Fraser Sullivan CLO Ltd.
0.533% due 12/20/2020		500	493
Gallatin CLO Ltd.
1.432% due 07/15/2023		4,300	4,292
GE Equipment Transportation LLC
0.550% due 12/23/2016		2,500	2,501
Golden Knight CDO Corp.
0.474% due 04/15/2019		1,330	1,326
LCM LP
1.494% due 04/15/2022		13,000	13,006
Marquette U.S.
0.614% due 07/15/2020		2,400	2,396
Merrill Lynch Mortgage Investors Trust
0.225% due 04/25/2047		12,808	7,300
Morgan Stanley ABS Capital, Inc. Trust
0.405% due 03/25/2037		1,817	1,080
1.085% due 03/25/2035		900	857
Motor PLC
0.635% due 08/25/2021		14,349	14,371
Nash Point CLO
0.548% due 07/25/2022	EUR	288	363
Nissan Auto Lease Trust
0.480% due 09/15/2016		$14,100	14,098
Octagon Investment Partners Ltd.
1.508% due 05/05/2023		7,800	7,791
OneMain Financial Issuance Trust
2.470% due 09/18/2024		6,300	6,302
Race Point CLO Ltd.
1.534% due 12/15/2022		600	601

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		$17,000	$17,003
SLM Student Loan Trust
0.344% due 12/15/2023	EUR	2,802	3,504
South Texas Higher Education Authority, Inc.
0.735% due 10/01/2020		$5,278	5,285
Strawinsky PLC
0.644% due 08/10/2024	EUR	551	695
Symphony CLO Ltd.
1.335% due 01/09/2023		$8,400	8,400
Toyota Auto Receivables Owner Trust
0.400% due 12/15/2016		7,700	7,693
Venture CDO Ltd.
0.452% due 07/22/2021		1,000	991

Total Asset-Backed Securities (Cost $184,428)			183,457

SOVEREIGN ISSUES 5.7%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2015	BRL	19,400	7,713
0.000% due 07/01/2015		271,500	102,185
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		40,900	14,579
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$7,600	7,943
Export-Import Bank of Korea
4.000% due 01/29/2021		2,900	3,057
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	200	184
Japan Government International Bond
1.600% due 03/20/2033	JPY	850,000	8,240
Mexico Government International Bond
9.500% due 12/18/2014	MXN	400,000	30,220
Province of Ontario
3.000% due 07/16/2018		$15,000	15,730
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	1,628,000	14,250
4.500% due 07/03/2017		1,220,000	10,985
Spain Government International Bond
3.800% due 04/30/2024	EUR	26,200	38,071
4.400% due 10/31/2023		14,600	22,196
4.800% due 01/31/2024		9,700	15,167

Total Sovereign Issues (Cost $305,703)			290,520

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
GMAC Capital Trust
8.125% due 02/15/2040		7,000	186

Total Preferred Securities (Cost $188)			186

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.0%

CERTIFICATES OF DEPOSIT 1.8%
Banco Bilbao Vizcaya Argentaria S.A.
0.983% due 10/23/2015		$7,500	7,500
Banco do Brasil S.A.
1.211% due 06/29/2015		10,000	10,002
Credit Suisse
0.444% due 01/12/2015		200	200
0.555% due 08/24/2015		100	100
0.610% due 01/28/2016		2,800	2,802
Intesa Sanpaolo SpA
1.650% due 04/07/2015		38,800	38,994

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		$31,100	$31,101

			90,699

COMMERCIAL PAPER 0.1%
Tesco Treasury Services PLC
1.024% due 08/18/2015		4,800	4,765

SHORT-TERM NOTES 0.1%
Nissan Auto Lease Trust
0.180% due 06/15/2015		3,400	3,400

GREECE TREASURY BILLS 0.3%
1.859% due 10/17/2014 - 02/06/2015 (c)	EUR	13,900	17,526

JAPAN TREASURY BILLS 6.6%
0.360% due 11/17/2014 - 12/15/2014 (c)	JPY	36,800,000	335,535

MEXICO TREASURY BILLS 4.4%
3.431% due 10/02/2014 - 12/24/2014 (c)	MXN	3,025,723	224,260

U.S. TREASURY BILLS 0.7%
0.035% due 12/11/2014 - 04/02/2015 (c)(g)(i)(k)		$35,372	35,368

Total Short-Term Instruments (Cost $727,264)			711,553

Total Investments in Securities (Cost $3,590,436)			3,537,521

		SHARES
INVESTMENTS IN AFFILIATES 34.6%

SHORT-TERM INSTRUMENTS 34.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 34.6%
PIMCO Short-Term Floating NAV Portfolio		10,432,821	104,391
PIMCO Short-Term Floating NAV Portfolio III		166,540,821	1,663,909

Total Short-Term Instruments (Cost $1,768,274)			1,768,300

Total Investments in Affiliates (Cost $1,768,274)			1,768,300

Total Investments 103.8% (Cost $5,358,710)			$5,305,821

Financial Derivative Instruments (h)(j) 0.2% (Cost or Premiums, net $(14,744))			9,199

Other Assets and Liabilities, net (4.0%)			(203,683)

Net Assets 100.0%			$5,111,337

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	49

Schedule of Investments PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,994	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
FOB	0.100%	10/01/2014	10/02/2014	$(13,332)	$(13,333)

Total Sale-Buyback Transactions					$(13,333)

(1)

As of September 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $50,697 at a weighted average interest rate of 0.097%.

(2)	Payable for sale-buyback transactions includes $1 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.500%	10/01/2044	$10,000	$(10,765)	$(10,790)
FOB	Fannie Mae	4.500%	11/01/2044	149,000	(160,320)	(160,382)

Total Short Sales					$(171,085)	$(171,172)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(g)	Securities with an aggregate market value of $13,748 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Master Securities Forward Transaction Agreement
BOA	$0	$0	$0	$(10,790)	$(10,790)	$0	$(10,790)
FOB	0	0	(13,333)	(160,382)	(173,715)	13,748	(159,967)

Total Borrowings and Other Financing Transactions	$0	$0	$(13,333)	$(171,172)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$123.000	11/21/2014	1,165	$(456)	$(320)
Call - CBOT U.S. Treasury 10-Year Note December Futures	126.000	11/21/2014	1,165	(362)	(476)

				$(818)	$(796)

Total Written Options				$(818)	$(796)

50	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	10,144	$(2,092)	$0	$(253)
90-Day Eurodollar December Futures	Short	12/2016	9,942	3,225	497	0
90-Day Eurodollar June Futures	Long	06/2015	4,025	58	0	0
90-Day Eurodollar June Futures	Long	06/2016	5,062	(1,145)	0	(253)
90-Day Eurodollar June Futures	Short	06/2017	5,062	261	253	0
90-Day Eurodollar March Futures	Long	03/2016	1,965	(113)	0	(98)
90-Day Eurodollar September Futures	Long	09/2015	1,371	(1)	0	0
90-Day Eurodollar September Futures	Short	09/2017	2,069	(340)	103	0
Call Options Strike @ EUR 149.500 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	392	(317)	0	(64)
Call Options Strike @ EUR 151.000 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	155	(47)	0	(14)
Canada Government 10-Year Bond December Futures	Short	12/2014	513	(156)	169	(179)
Euro-Bobl December Futures	Long	12/2014	107	37	15	0
Euro-BTP Italy Government Bond December Futures	Long	12/2014	335	382	237	(106)
Euro-Bund 10-Year Bond December Futures	Long	12/2014	94	162	31	0
Mini MSCI Emerging Markets Index December Futures	Long	12/2014	1,038	(2,026)	57	0
Put Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	440	151	17	0
U.S. Treasury 5-Year Note December Futures	Short	12/2014	141	38	7	0
U.S. Treasury 10-Year Note December Futures	Long	12/2014	9,538	1,311	0	(1,199)
United Kingdom Long Gilt December Futures	Long	12/2014	239	(140)	124	0

Total Futures Contracts				$(752)	$1,510	$(2,166)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$454,000	$7,399	$(722)	$518	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/18/2019	$	76,700	$(857)	$(169)	$30	$0
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		386,500	(8,330)	(6,101)	246	0
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		1,131,200	(6,394)	(2,728)	813	0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		66,200	(8,031)	(4,635)	412	0
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		173,600	(9,292)	(535)	1,065	0
Receive	6-Month EUR-EURIBOR	0.500%	03/18/2020	EUR	37,700	109	(125)	0	(23)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025		110,900	(85)	(1,044)	0	(114)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	388,100	(1,445)	(2,698)	0	(77)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	540,000	165	182	0	(14)
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	618,400	(751)	(905)	125	0
Pay	28-Day MXN-TIIE	5.630%	07/07/2021		316,100	(355)	(355)	64	0
Pay	28-Day MXN-TIIE	6.075%	09/21/2021		179,100	103	103	103	0

						$(35,163)	$(19,010)	$2,858	$(228)

Total Swap Agreements						$(27,764)	$(19,732)	$3,376	$(228)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	51

Schedule of Investments PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(i)	Securities with an aggregate market value of $52,543 and cash of $154 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,510	$3,376	$4,886	$ (796)	$ (2,166)	$ (228)	$ (3,190)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		CAD	5,493	$		4,986	$83	$0
	10/2014		INR	1,602,343			26,363	504	0
	10/2014		MXN	147,414			11,151	175	0
	10/2014	$		2,790		TRY	6,089	0	(125)
	11/2014		EUR	584,729	$		779,899	41,109	0
	11/2014		JPY	10,600,000			99,979	3,297	0
	11/2014	$		143,922		EUR	108,057	0	(7,394)
	12/2014		JPY	2,870,000	$		27,072	894	0
	12/2014		MXN	266,930			20,294	523	0
	12/2014	$		58,304		MXN	768,935	0	(1,350)
	01/2015		BRL	59,216	$		25,166	1,581	0

BPS	10/2014			171,024			69,777	0	(93)
	10/2014		CAD	630			570	8	0
	10/2014		MXN	921,478			70,037	1,499	0
	10/2014	$		73,933		BRL	171,024	0	(4,063)
	11/2014		CHF	5,659	$		6,261	332	0
	11/2014		EUR	34,018			45,558	2,578	0
	11/2014		JPY	6,319,900			58,003	366	0
	11/2014	$		23,301		CHF	21,163	0	(1,126)
	11/2014			228,594		EUR	175,563	0	(6,774)
	11/2014			19,819		JPY	2,153,600	0	(178)
	12/2014		MXN	3,247,286	$		245,273	4,698	0
	12/2014	$		24,753		MXN	331,294	0	(215)
	01/2015		BRL	87,782	$		37,488	2,525	0
	07/2015			144,900			58,426	3,350	0

BRC	10/2014			73,023			29,793	0	(40)
	10/2014		EUR	0			0	0	0
	10/2014		HUF	2,580,858			10,652	168	0
	10/2014		INR	1,056,561			17,315	264	0
	10/2014		RUB	171,317			4,703	383	0
	10/2014	$		32,380		BRL	73,023	0	(2,547)
	10/2014			41,801		MYR	131,974	0	(1,622)
	11/2014			23,423		CHF	21,626	0	(763)
	11/2014			116,236		EUR	88,704	0	(4,160)
	12/2014		GBP	48,548	$		78,087	0	(569)
	12/2014	$		1,511		GBP	923	0	(16)
	12/2014			29,258		MXN	390,020	0	(370)

CBK	10/2014		BRL	90,621	$		39,336	2,314	0
	10/2014	$		55,979		AUD	63,088	0	(742)
	10/2014			36,973		BRL	90,621	49	0
	10/2014			122,098		INR	7,425,702	0	(2,261)
	10/2014			870		KRW	888,930	0	(29)
	10/2014			1,564		TWD	46,878	0	(23)
	11/2014		AUD	92,135	$		81,158	738	(61)
	11/2014		EUR	263,906			353,506	20,068	0
	11/2014		NZD	82,136			64,840	931	0
	11/2014	$		14,400		CHF	13,431	0	(327)
	11/2014			83,209		EUR	62,599	0	(4,117)

52	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	12/2014		JPY	7,710,000	$		72,117	$1,772	$0
	12/2014		MXN	27,370			2,093	66	0
	12/2014	$		10,508		MXN	140,240	0	(121)
	04/2015		BRL	95,146	$		39,211	2,170	0

DUB	10/2014	$		13,065		MYR	41,246	0	(508)
	11/2014			3,059		EUR	2,364	0	(72)
	11/2014			25,145		JPY	2,730,073	0	(247)
	12/2014			52,913		MXN	696,897	0	(1,295)

FBF	10/2014		BRL	73,543	$		30,152	143	(36)
	10/2014	$		31,909		BRL	73,543	0	(1,864)
	10/2014			2,385		INR	144,436	0	(54)
	10/2014			25,451		ZAR	273,645	0	(1,249)
	12/2014			2,153		MXN	28,337	0	(54)
	01/2015		BRL	237,691	$		100,039	5,368	0
	01/2015	$		2,143		BRL	5,112	0	(107)
	07/2015		BRL	126,600	$		51,887	3,767	0

GLM	10/2014		HUF	21,620,888			89,284	1,455	0
	11/2014	$		632		EUR	488	0	(16)
	12/2014		GBP	1	$		1	0	0

HUS	10/2014		AUD	53,068			48,482	2,018	0
	10/2014		INR	853,866			13,884	104	0
	10/2014	$		26,905		MYR	86,290	0	(635)
	10/2014			4,182		TRY	9,116	0	(192)
	10/2014			3,938		ZAR	42,176	0	(208)
	11/2014		CHF	15,948	$		17,619	908	0
	12/2014		MXN	240,820			18,164	327	0
	12/2014	$		29,307		MXN	392,131	0	(262)

JPM	10/2014		AUD	14,658	$		13,135	301	0
	10/2014		BRL	194,020			79,332	161	(93)
	10/2014		INR	4,736,325			77,642	1,206	0
	10/2014		MYR	246,566			77,791	2,725	0
	10/2014		TRY	46,467			21,398	1,059	0
	10/2014	$		23,054		AUD	25,352	0	(857)
	10/2014			85,753		BRL	194,020	0	(6,488)
	10/2014			6,426		KRW	6,671,537	0	(114)
	10/2014			6,352		RUB	236,754	0	(381)
	10/2014			11,711		TRY	25,474	0	(561)
	10/2014		ZAR	203,734	$		18,834	815	0
	11/2014	$		4,631		AUD	5,277	0	(21)
	11/2014			32,656		EUR	24,482	0	(1,724)
	12/2014		JPY	8,688,000	$		81,452	2,185	0
	12/2014		MXN	34,677			2,626	57	0
	01/2015		BRL	19,400			8,347	620	0
	04/2015			306,660			126,313	6,927	0

MSB	10/2014			458,608			194,498	7,139	0
	10/2014		JPY	17,227,109			165,708	8,634	0
	10/2014	$		192,671		BRL	458,608	162	(5,474)
	10/2014			4,099		TRY	8,916	0	(196)
	11/2014			136,140		BRL	325,456	0	(4,355)
	12/2014		MXN	129,343	$		9,743	163	0
	12/2014	$		74,733		MXN	985,975	0	(1,703)
	01/2015		BRL	5,099	$		1,952	0	(79)

RBC	10/2014		MXN	225,229			17,171	417	0
	11/2014		EUR	3,893			5,165	246	0
	12/2014		MXN	734,704			55,874	1,444	0
	02/2015			161,816			12,246	300	0

SCX	11/2014	$		33,402		EUR	25,411	0	(1,295)

SOG	10/2014		AUD	20,714	$		19,211	1,075	0
	10/2014		ZAR	130,859			12,003	430	0

UAG	10/2014		BRL	365,640			155,405	6,027	0
	10/2014		MYR	15,969			4,862	0	0
	10/2014	$		157,283		BRL	365,640	51	(7,956)
	10/2014			14,736		INR	892,719	0	(329)
	10/2014			158,192		JPY	17,227,109	0	(1,118)
	10/2014			949		MYR	3,025	0	(28)
	11/2014		CHF	44,977	$		49,785	2,658	0
	11/2014		JPY	17,227,109			158,230	1,121	0
	11/2014	$		147,190		BRL	348,987	0	(5,877)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	53

Schedule of Investments PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2014	$		11,000		CHF	10,255	$0	$(255)
	11/2014			1,320		SGD	1,644	0	(32)
	12/2014		JPY	6,932,000	$		64,987	1,741	0
	12/2014		MXN	1,068,652			80,410	1,257	0
	12/2014	$		2,201		MXN	29,376	0	(25)
	01/2015		BRL	21,041	$		9,060	680	0
	02/2015	$		4,821		MYR	15,969	0	(3)

Total Forward Foreign Currency Contracts								$156,136	$(84,849)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC EUR versus GBP	GBP	0.833	10/08/2014	EUR 75,000	$193	$0
	Put - OTC EUR versus USD	$	1.271	10/01/2014	600	1	5

BRC	Put - OTC EUR versus USD		1.271	10/01/2014	155,100	258	1,252

UAG	Call - OTC EUR versus GBP	GBP	0.833	10/08/2014	7,100	18	0

						$470	$1,257

Total Purchased Options						$470	$1,257

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR 54,800	$(144)	$(49)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$	14,900	$(416)	$(705)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		800	(44)	(23)
	Put - OTC USD versus JPY		80.000	02/28/2019		200	(11)	(6)

BPS	Put - OTC EUR versus GBP	GBP	0.780	10/08/2014	EUR	75,000	(194)	(456)
	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	$	20,500	(513)	(772)

BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		2,600	(62)	(15)
	Put - OTC USD versus JPY		94.750	04/21/2016		114,700	(3,431)	(1,247)

CBK	Call - OTC USD versus BRL	BRL	2.600	03/11/2015		15,200	(272)	(540)
	Call - OTC USD versus BRL		2.740	06/08/2015		20,300	(457)	(711)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016		37,200	(893)	(338)

DUB	Put - OTC AUD versus USD	$	0.855	10/30/2014	AUD	32,293	(126)	(126)

JPM	Call - OTC AUD versus USD		0.915	11/20/2014		110,000	(457)	(115)
	Call - OTC USD versus BRL	BRL	2.603	12/24/2014	$	46,000	(570)	(883)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		900	(23)	(5)

MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015		68,400	(2,038)	(3,108)

UAG	Put - OTC EUR versus GBP	GBP	0.780	10/08/2014	EUR	7,100	(18)	(43)
	Call - OTC USD versus BRL	BRL	2.798	03/26/2015	$	46,000	(672)	(882)

							$(10,197)	$(9,975)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150%	12/01/2014	$127,600	$(1,078)	$(1,875)

FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150%	12/01/2014	208,900	(1,253)	(3,069)

							$(2,331)	$(4,944)

Total Written Options							$(12,672)	$(14,968)

54	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	882	$40,500	AUD	0	EUR	156,000	$(1,280)
Sales	4,958	1,168,000		249,693		284,124	(18,735)
Closing Buys	0	(20,200)		(100,400)		(80,924)	2,035
Expirations	(2,628)	(441,100)		(7,000)		(222,300)	3,868
Exercised	(882)	(23,000)		0		0	622

Balance at End of Period	2,330	$724,200	AUD	142,293	EUR	136,900	$(13,490)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.548%	$	100	$(4)	$2	$0	$(2)
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%		2,600	(59)	(22)	0	(81)
	Italy Government International Bond	1.000%	09/20/2019	1.001%		2,000	(10)	10	0	0

BPS	Italy Government International Bond	1.000%	09/20/2019	1.001%		11,800	29	(27)	2	0

BRC	Italy Government International Bond	1.000%	09/20/2019	1.001%		5,800	11	(10)	1	0

CBK	Brazil Government International Bond	1.000%	03/20/2019	1.548%		200	(9)	4	0	(5)
	Italy Government International Bond	1.000%	03/20/2019	0.931%		2,000	(50)	56	6	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		32,400	(155)	161	6	0

DUB	Italy Government International Bond	1.000%	09/20/2019	1.001%		4,400	9	(8)	1	0

GST	Brazil Government International Bond	1.000%	03/20/2019	1.548%		100	(4)	2	0	(2)
	Greece Government International Bond	1.000%	09/20/2015	3.951%	EUR	5,500	(237)	43	0	(194)
	Italy Government International Bond	1.000%	09/20/2019	1.001%	$	24,600	(164)	169	5	0

HUS	Brazil Government International Bond	1.000%	12/20/2019	1.750%		13,200	(355)	(124)	0	(479)
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%		7,900	(180)	(64)	0	(244)
	Italy Government International Bond	1.000%	09/20/2019	1.001%		24,700	54	(49)	5	0
	South Africa Government International Bond	1.000%	12/20/2019	1.934%		13,300	(498)	(99)	0	(597)

JPM	Brazil Government International Bond	1.000%	03/20/2019	1.548%		1,400	(61)	29	0	(32)
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%		2,600	(59)	(22)	0	(81)
	Volvo Treasury AB	1.000%	03/20/2021	1.222%	EUR	200	(11)	8	0	(3)

							$(1,753)	$59	$26	$(1,720)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BPS	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY 170,000	$12	$15	$27	$0

GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$ 19,980	(62)	(12)	0	(74)

					$(50)	$3	$27	$(74)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	55

Schedule of Investments PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund (Cont.)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2016	EUR	384,900	$498,830	$(19)	$(12,664)	$0	$(12,683)

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
UAG	Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	220,700	$98	$(354)	$0	$(256)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	RALVEIET Index	152,968	1-Month USD-LIBOR plus a specified spread	01/30/2015	$ 15,123		$925	$925	$0
	Receive	RALVEIET Index	2,360,222	1-Month USD-LIBOR plus a specified spread	03/26/2015	264,652		(16,391)	0	(16,391)
	Receive	RALVEIET Index	3,151,592	1-Month USD-LIBOR plus a specified spread	04/28/2015	301,661		29,288	29,288	0

BPS	Receive	RALVEIET Index	5,225,170	1-Month USD-LIBOR plus a specified spread	03/20/2015	585,898		(36,244)	0	(36,244)

FBF	Receive	RALVEIET Index	3,196,590	1-Month USD-LIBOR plus a specified spread	04/13/2015	301,860		34,248	34,248	0
	Receive	RALVEIET Index	7,473,748	1-Month USD-LIBOR plus a specified spread	04/21/2015	833,326		(47,059)	0	(47,059)
	Receive	RALVEIET Index	1,825,530	1-Month USD-LIBOR plus a specified spread	09/11/2015	200,000		(7,942)	0	(7,942)
	Receive	RALVEIET Index	1,858,167	1-Month USD-LIBOR plus a specified spread	10/22/2015	200,000		(4,464)	0	(4,464)

GST	Receive	RALVEIET Index	527,442	1-Month USD-LIBOR plus a specified spread	01/15/2015	57,982		(2,469)	0	(2,469)
	Receive	RALVEIET Index	387,191	1-Month USD-LIBOR plus a specified spread	01/30/2015	37,274		3,395	3,395	0
	Receive	RALVEIET Index	2,141,445	1-Month USD-LIBOR plus a specified spread	03/13/2015	235,409		(10,029)	0	(10,029)
	Receive	RALVEIET Index	2,567,262	1-Month USD-LIBOR plus a specified spread	03/24/2015	287,867		(17,810)	0	(17,810)
	Receive	RALVEIET Index	3,108,036	1-Month USD-LIBOR plus a specified spread	04/16/2015	293,736		32,256	32,256	0

JPM	Receive	RALVEIET Index	9,199,949	1-Month USD-LIBOR plus a specified spread	05/29/2015	928,490		38,008	38,008	0
	Receive	RALVEIET Index	1,562,125	1-Month USD-LIBOR plus a specified spread	08/27/2015	175,000		(10,950)	0	(10,950)
	Receive	RALVEIET Index	2,903,489	1-Month USD-LIBOR plus a specified spread	09/21/2015	325,217		(20,155)	0	(20,155)

								$(35,393)	$138,120	$(173,513)

Total Swap Agreements							$(1,724)	$(48,349)	$138,173	$(188,246)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

56	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(k)	Securities with an aggregate market value of $73,404 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
BOA	$48,166	$0	$30,213	$78,379	$(8,869)	$(734)	$(16,474)	$(26,077)	$52,302	$(47,590)	$4,712
BPS	15,356	5	29	15,390	(12,449)	(1,228)	(48,927)	(62,604)	(47,214)	31,957	(15,257)
BRC	815	1,252	1	2,068	(10,087)	(1,262)	0	(11,349)	(9,281)	9,646	365
CBK	28,108	0	12	28,120	(7,681)	(1,589)	(5)	(9,275)	18,845	(18,320)	525
DUB	0	0	1	1	(2,122)	(2,001)	0	(4,123)	(4,122)	4,569	447
FBF	9,278	0	34,248	43,526	(3,364)	(3,069)	(59,465)	(65,898)	(22,372)	22,562	190
GLM	1,455	0	0	1,455	(16)	0	0	(16)	1,439	(1,300)	139
GST	0	0	35,656	35,656	0	(49)	(30,578)	(30,627)	5,029	(5,290)	(261)
HUS	3,357	0	5	3,362	(1,297)	0	(1,320)	(2,617)	745	(750)	(5)
JPM	16,056	0	38,008	54,064	(10,239)	(1,003)	(31,221)	(42,463)	11,601	(11,945)	(344)
MSB	16,098	0	0	16,098	(11,807)	(3,108)	0	(14,915)	1,183	(170)	1,013
RBC	2,407	0	0	2,407	0	0	0	0	2,407	(2,800)	(393)
SCX	0	0	0	0	(1,295)	0	0	(1,295)	(1,295)	1,130	(165)
SOG	1,505	0	0	1,505	0	0	0	0	1,505	(1,570)	(65)
UAG	13,535	0	0	13,535	(15,623)	(925)	(256)	(16,804)	(3,269)	3,540	271

Total Over the Counter	$156,136	$1,257	$138,173	$295,566	$(84,849)	$(14,968)	$(188,246)	$(288,063)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$57	$0	$1,453	$1,510
Swap Agreements	0	518	0	0	2,858	3,376

	$0	$518	$57	$0	$4,311	$4,886

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$156,136	$0	$156,136
Purchased Options	0	0	0	1,257	0	1,257
Swap Agreements	0	53	138,120	0	0	138,173

	$0	$53	$138,120	$157,393	$0	$295,566

	$0	$571	$138,177	$157,393	$4,311	$300,452

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$796	$796
Futures	0	0	0	0	2,166	2,166
Swap Agreements	0	0	0	0	228	228

	$0	$0	$0	$0	$3,190	$3,190

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$84,849	$0	$84,849
Written Options	0	49	0	9,975	4,944	14,968
Swap Agreements	0	1,794	173,513	12,683	256	188,246

	$0	$1,843	$173,513	$107,507	$5,200	$288,063

	$0	$1,843	$173,513	$107,507	$8,390	$291,253

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	57

Schedule of Investments PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund (Cont.)

September 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$683	$683
Futures	0	0	(858)	0	(11,374)	(12,232)
Swap Agreements	0	771	0	0	(37,721)	(36,950)

	$0	$771	$(858)	$0	$(48,412)	$(48,499)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$27,672	$0	$27,672
Written Options	0	522	(485)	2,698	5	2,740
Swap Agreements	0	1,324	285,809	(124)	9,217	296,226

	$0	$1,846	$285,324	$30,246	$9,222	$326,638

	$0	$2,617	$284,466	$30,246	$(39,190)	$278,139

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	(2,026)	0	970	(1,056)
Swap Agreements	0	(722)	0	0	(18,427)	(19,149)

	$0	$(722)	$(2,026)	$0	$(17,456)	$(20,204)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$73,642	$0	$73,642
Purchased Options	0	0	0	787	0	787
Written Options	0	(102)	0	123	(2,617)	(2,596)
Swap Agreements	0	(563)	(106,651)	(12,664)	(586)	(120,464)

	$0	$(665)	$(106,651)	$61,888	$(3,203)	$(48,631)

	$0	$(1,387)	$(108,677)	$61,888	$(20,659)	$(68,835)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,326	$0	$3,326
Corporate Bonds & Notes
Banking & Finance	0	815,460	4,994	820,454
Industrials	0	261,588	0	261,588
Utilities	0	157,947	0	157,947
Municipal Bonds & Notes
New York	0	1,339	0	1,339
Ohio	0	1,003	0	1,003
U.S. Government Agencies	0	211,309	0	211,309
U.S. Treasury Obligations	0	716,716	0	716,716
Mortgage-Backed Securities	0	173,546	4,577	178,123
Asset-Backed Securities	0	172,619	10,838	183,457
Sovereign Issues	0	290,520	0	290,520
Preferred Securities
Banking & Finance	186	0	0	186
Short-Term Instruments
Certificates of Deposit	0	90,699	0	90,699
Commercial Paper	0	4,765	0	4,765
Short-Term Notes	0	3,400	0	3,400
Greece Treasury Bills	0	17,526	0	17,526
Japan Treasury Bills	0	335,535	0	335,535
Mexico Treasury Bills	0	224,260	0	224,260
U.S. Treasury Bills	0	35,368	0	35,368
	$186	$3,516,926	$20,409	$3,537,521

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,768,300	$0	$0	$1,768,300

Total Investments	$1,768,486	$3,516,926	$20,409	$5,305,821

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(171,172)	$0	$(171,172)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,510	3,376	0	4,886
Over the counter	0	295,566	0	295,566
	$1,510	$298,942	$0	$300,452

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,166)	(1,024)	0	(3,190)
Over the counter	0	(288,063)	0	(288,063)
	$(2,166)	$(289,087)	$0	$(291,253)

Totals	$1,767,830	$3,355,609	$20,409	$5,143,848

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

58	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Fundamental Advantage Absolute Return Strategy Fund

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 75.7%

BANK LOAN OBLIGATIONS 0.3%
Chrysler Group LLC
3.500% due 05/24/2017		$4,987	$4,957
Community Health Systems, Inc.
3.485% due 01/25/2017		1,396	1,391
HCA, Inc.
2.904% due 03/31/2017		7,381	7,342

Total Bank Loan Obligations (Cost $13,713)			13,690

CORPORATE BONDS & NOTES 23.1%

BANKING & FINANCE 16.4%
Ally Financial, Inc.
3.125% due 01/15/2016		1,800	1,809
3.500% due 07/18/2016		7,200	7,299
5.500% due 02/15/2017		8,900	9,278
6.250% due 12/01/2017		2,000	2,150
6.750% due 12/01/2014		10,900	10,995
8.300% due 02/12/2015		27,500	28,119
American Honda Finance Corp.
0.732% due 10/07/2016		6,800	6,851
American International Group, Inc.
8.250% due 08/15/2018		1,300	1,590
Banco del Estado de Chile
4.125% due 10/07/2020		5,600	5,875
Banco do Brasil S.A.
3.875% due 10/10/2022		6,400	5,952
Banco Santander Brasil S.A.
4.500% due 04/06/2015		800	811
Banco Santander Chile
1.134% due 04/11/2017		200	201
3.750% due 09/22/2015		1,400	1,436
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander
4.125% due 11/09/2022		5,100	5,138
Bank of America Corp.
0.564% due 08/15/2016		5,400	5,369
0.845% due 08/25/2017		43,500	43,643
1.053% due 03/22/2016		9,000	9,066
3.750% due 07/12/2016		8,200	8,563
6.500% due 08/01/2016		8,600	9,390
Bank of America N.A.
6.000% due 10/15/2036		1,200	1,450
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	1,000	2,099
BBVA Bancomer S.A.
4.500% due 03/10/2016		$2,000	2,095
6.500% due 03/10/2021		4,100	4,490
6.750% due 09/30/2022		13,200	14,817
Bear Stearns Cos. LLC
7.250% due 02/01/2018		15,200	17,698
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	3,600	4,653
CIT Group, Inc.
4.250% due 08/15/2017		$4,100	4,151
4.750% due 02/15/2015		33,900	34,303
5.000% due 05/15/2017		1,700	1,747
5.500% due 02/15/2019		3,700	3,873
Citigroup, Inc.
0.502% due 06/09/2016		14,500	14,427
0.914% due 11/15/2016		17,500	17,608
1.194% due 07/25/2016		5,000	5,054
1.300% due 04/01/2016		20,545	20,614
2.650% due 03/02/2015		2,500	2,522
4.587% due 12/15/2015		1,700	1,776

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 10/15/2014		$1,200	$1,202
Compass Bank
6.400% due 10/01/2017		7,000	7,714
E*TRADE Financial Corp.
6.000% due 11/15/2017		900	932
6.750% due 06/01/2016		4,250	4,494
Eksportfinans ASA
2.000% due 09/15/2015		11,800	11,815
Ford Motor Credit Co. LLC
1.013% due 01/17/2017		1,100	1,110
1.483% due 05/09/2016		4,600	4,665
2.750% due 05/15/2015		11,100	11,246
3.875% due 01/15/2015		10,008	10,105
3.984% due 06/15/2016		3,500	3,667
4.207% due 04/15/2016		3,900	4,080
5.625% due 09/15/2015		8,700	9,098
7.000% due 04/15/2015		6,300	6,518
12.000% due 05/15/2015		12,500	13,388
Goldman Sachs Group, Inc.
0.632% due 07/22/2015		3,805	3,811
GSPA Monetization Trust
6.422% due 10/09/2029		132	151
HBOS PLC
0.967% due 09/01/2016	EUR	100	126
HSBC Bank USA N.A.
6.000% due 08/09/2017		$2,400	2,689
HSBC Finance Capital Trust
5.911% due 11/30/2035		6,200	6,394
ICICI Bank Ltd.
5.500% due 03/25/2015		5,000	5,106
International Lease Finance Corp.
4.875% due 04/01/2015		8,161	8,299
5.750% due 05/15/2016		8,800	9,213
6.750% due 09/01/2016		950	1,028
8.625% due 09/15/2015		6,900	7,306
Intesa Sanpaolo SpA
2.375% due 01/13/2017		25,000	25,293
IPIC GMTN Ltd.
1.750% due 11/30/2015		2,800	2,829
JPMorgan Chase & Co.
0.683% due 04/23/2015		1,910	1,912
0.855% due 02/26/2016		2,000	2,013
1.125% due 02/26/2016		7,600	7,634
1.134% due 01/25/2018		11,800	12,023
3.150% due 07/05/2016		6,200	6,418
3.450% due 03/01/2016		2,300	2,383
JPMorgan Chase Bank N.A.
0.767% due 05/31/2017	EUR	2,000	2,525
LBG Capital PLC
8.000% due 06/15/2020 (d)		$560	607
8.500% due 12/17/2021 (d)		700	757
LeasePlan Corp. NV
3.000% due 10/23/2017		4,300	4,411
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		20,000	29,500
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	300	489
Mizuho Bank Ltd.
0.684% due 09/25/2017		$700	700
Morgan Stanley
1.184% due 12/19/2014		5,200	5,211
National Bank of Canada
2.200% due 10/19/2016		900	924
Navient LLC
3.875% due 09/10/2015		19,100	19,327
6.250% due 01/25/2016		9,500	9,885
8.450% due 06/15/2018		10,000	11,275

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NRAM Covered Bond LLP
5.625% due 06/22/2017		$3,800	$4,233
PKO Finance AB
4.630% due 09/26/2022		1,200	1,251
Principal Life Income Funding Trusts
5.550% due 04/27/2015		900	926
Prudential Covered Trust
2.997% due 09/30/2015		1,800	1,838
Rabobank Group
3.677% due 04/20/2015	AUD	2,000	1,758
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		$4,730	4,801
5.050% due 01/08/2015		1,200	1,211
6.990% due 10/05/2017 (d)		7,100	8,143
Springleaf Finance Corp.
5.400% due 12/01/2015		6,000	6,150
5.750% due 09/15/2016		600	624
6.900% due 12/15/2017		175	186
State Bank of India
4.500% due 07/27/2015		4,800	4,928
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		3,659	3,855
Tri-Command Military Housing LLC
5.383% due 02/15/2048		1,791	1,598
VTB Bank OJSC Via VTB Capital S.A.
6.465% due 03/04/2015		100	101

			638,788

INDUSTRIALS 4.5%
21st Century Fox America, Inc.
5.300% due 12/15/2014		3,836	3,876
AbbVie, Inc.
0.997% due 11/06/2015		2,200	2,216
Amgen, Inc.
2.300% due 06/15/2016		2,300	2,354
ArcelorMittal
4.250% due 02/25/2015		2,000	2,017
4.250% due 08/05/2015		500	510
9.500% due 02/15/2015		2,800	2,884
Braskem Finance Ltd.
5.750% due 04/15/2021		7,700	7,916
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		4,700	5,527
CSX Corp.
6.250% due 04/01/2015		788	811
Daimler Finance North America LLC
1.250% due 01/11/2016		3,200	3,222
DISH DBS Corp.
6.625% due 10/01/2014		1,355	1,355
7.125% due 02/01/2016		1,800	1,912
Energy Transfer Partners LP
5.950% due 02/01/2015		16,600	16,874
ERAC USA Finance LLC
5.600% due 05/01/2015		1,950	2,006
Express Scripts Holding Co.
2.750% due 11/21/2014		3,800	3,812
General Mills, Inc.
0.534% due 01/29/2016		1,112	1,114
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,100	1,243
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	4,475
HCA, Inc.
3.750% due 03/15/2019		6,700	6,566
6.375% due 01/15/2015		1,100	1,112
9.000% due 12/15/2014		3,200	3,240

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	59

Schedule of Investments PIMCO Fundamental Advantage Absolute Return Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Johnson & Johnson
0.308% due 11/28/2016		$23,800	$23,854
KazMunayGas National Co. JSC
11.750% due 01/23/2015		5,200	5,365
Lafarge S.A.
6.500% due 07/15/2016		2,800	3,017
McKesson Corp.
0.634% due 09/10/2015		26,500	26,541
MGM Resorts International
6.625% due 07/15/2015		500	515
7.625% due 01/15/2017		1,000	1,090
NBCUniversal Media LLC
2.875% due 04/01/2016		2,200	2,269
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		500	507
PepsiCo, Inc.
0.445% due 02/26/2016		7,290	7,307
Petrobras International Finance Co. S.A.
5.875% due 03/01/2018		2,300	2,489
8.375% due 12/10/2018		2,400	2,824
Rockies Express Pipeline LLC
3.900% due 04/15/2015		1,200	1,200
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015		1,000	1,018
Transocean, Inc.
4.950% due 11/15/2015		1,700	1,766
Volkswagen International Finance NV
0.561% due 11/18/2015		19,500	19,554
1.625% due 03/22/2015		1,800	1,811

			176,169

UTILITIES 2.2%
AT&T, Inc.
0.900% due 02/12/2016		2,000	2,003
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,300	2,343
8.125% due 02/04/2015	EUR	4,200	5,406
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		$1,000	1,020
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	207
Rosneft Finance S.A.
7.500% due 07/18/2016		2,300	2,403
Shell International Finance BV
0.303% due 11/10/2015		6,800	6,805
0.444% due 11/15/2016		5,700	5,720
Sprint Communications, Inc.
6.000% due 12/01/2016		2,850	3,003
9.125% due 03/01/2017		1,500	1,695
Telefonica Chile S.A.
3.875% due 10/12/2022		2,400	2,369
Verizon Communications, Inc.
0.433% due 03/06/2015		800	801
1.764% due 09/15/2016		35,383	36,293
1.984% due 09/14/2018		7,500	7,908
2.500% due 09/15/2016		3,500	3,593
3.650% due 09/14/2018		5,100	5,377

			86,946

Total Corporate Bonds & Notes (Cost $890,452)			901,903

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 2.4%

CALIFORNIA 0.9%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	$1,300	$1,690
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	2,180	2,726
6.907% due 10/01/2050	1,600	2,287
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	143
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	3,500	5,179
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,560
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	4,000	5,514
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	1,200	1,608
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,300	1,604
5.813% due 06/01/2040	5,700	6,853
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	2,000	2,618
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	226
7.021% due 08/01/2040	500	568
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	2,500	2,775

		36,351

COLORADO 0.5%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037	15,000	20,051

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,200	1,379
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	988
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	500	532

		2,899

NEW JERSEY 0.0%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004
0.000% due 10/01/2022	1,935	1,327

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.4%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	$1,600	$1,796
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,600	1,932
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
0.555% due 11/15/2028	13,400	13,400

		17,128

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	5,448
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,700	1,331

		6,779

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	7,700	9,759

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,600	1,947

Total Municipal Bonds & Notes (Cost $86,224)		96,241

U.S. GOVERNMENT AGENCIES 8.7%
Fannie Mae
0.875% due 08/28/2017 - 12/20/2017 (h)	14,900	14,729
0.875% due 10/26/2017	17,400	17,240
1.125% due 04/27/2017 (h)	1,800	1,810
1.250% due 01/30/2017 (h)	100	101
1.747% due 07/01/2035	704	735
1.925% due 03/01/2034	565	599
2.310% due 08/01/2022	200	196
2.323% due 12/01/2034	548	582
2.870% due 09/01/2027	1,000	956
3.500% due 07/25/2031	22,117	21,187
3.820% due 09/01/2021	4,846	5,207
4.000% due 10/01/2044	1,000	1,054
4.500% due 12/01/2014 - 11/01/2044	76,453	82,227
5.000% due 05/11/2017 (h)	100	110
5.000% due 07/01/2032 - 11/01/2044	40,651	44,843
5.500% due 05/01/2023 - 10/01/2044	34,641	38,618
6.000% due 05/01/2036 - 10/01/2044	6,941	7,852
6.500% due 09/01/2036	721	822
Freddie Mac
1.000% due 03/08/2017 (h)	2,300	2,307
3.500% due 07/15/2042	5,737	5,142
4.000% due 06/15/2038 - 07/15/2041	69,557	71,159
5.000% due 09/01/2035 - 07/01/2041	7,862	8,676

60	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 07/01/2036 - 03/01/2040		$2,792	$3,110
6.500% due 05/01/2035		987	1,120
Ginnie Mae
5.000% due 09/15/2037 - 10/15/2040		4,937	5,455
Small Business Administration
5.490% due 03/01/2028		231	256
6.020% due 08/01/2028		2,264	2,564

Total U.S. Government Agencies (Cost $323,395)			338,657

U.S. TREASURY OBLIGATIONS 8.2%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (g)(h)		82,002	80,212
0.125% due 07/15/2022 (h)(j)		30,149	29,461
0.625% due 07/15/2021 (h)(j)		4,017	4,103
1.125% due 01/15/2021 (h)(j)		15,030	15,783
1.250% due 07/15/2020 (h)(j)		655	697
1.750% due 01/15/2028		17,287	19,284
2.000% due 01/15/2026 (h)		5,162	5,885
2.375% due 01/15/2025 (h)		85,444	100,223
2.375% due 01/15/2027 (g)(h)		54,346	64,431

Total U.S. Treasury Obligations (Cost $339,781)			320,079

MORTGAGE-BACKED SECURITIES 4.9%
Arran Residential Mortgages Funding PLC
1.598% due 05/16/2047	EUR	4,658	5,942
Banc of America Commercial Mortgage Trust
5.790% due 06/10/2049		$7,100	7,705
Banc of America Funding Trust
5.702% due 09/20/2046		14,062	11,945
Bear Stearns ALT-A Trust
2.555% due 05/25/2035		441	447
Chase Mortgage Finance Trust
5.649% due 09/25/2036		2,864	2,627
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^		3,083	2,913
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,406	2,573
5.460% due 09/15/2039		10,938	11,635
Eddystone Finance PLC
1.081% due 04/19/2021	GBP	5,123	8,229
First Horizon Alternative Mortgage Securities Trust
2.271% due 06/25/2036		$8,389	6,575
First Horizon Mortgage Pass-Through Trust
2.628% due 05/25/2034		113	113
Granite Master Issuer PLC
0.354% due 12/20/2054		1,578	1,573
0.749% due 12/20/2054	GBP	7,991	12,916
0.829% due 12/20/2054		5,248	8,492
Granite Mortgages PLC
0.362% due 09/20/2044	EUR	129	163
0.581% due 01/20/2044		130	164
0.886% due 03/20/2044	GBP	1,676	2,705
0.886% due 06/20/2044		1,377	2,233
0.936% due 01/20/2044		205	331
0.946% due 09/20/2044		1,033	1,669
Greenwich Capital Commercial Funding Corp.
6.014% due 07/10/2038		$2,392	2,535
GSR Mortgage Loan Trust
2.660% due 09/25/2035		396	400
IndyMac Mortgage Loan Trust
0.355% due 11/25/2046		20,016	13,999

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Alternative Loan Trust
3.103% due 11/25/2036 ^		$5,369	$4,492
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		1,257	1,355
JPMorgan Mortgage Trust
2.165% due 07/27/2037		1,349	1,172
2.646% due 04/25/2036		14,948	13,920
5.235% due 07/25/2035		2,284	2,320
5.750% due 01/25/2036 ^		102	96
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		3,118	3,296
Leek Finance PLC
0.493% due 09/21/2038		245	255
0.846% due 12/21/2037	GBP	2,571	4,371
Morgan Stanley Re-REMIC Trust
5.991% due 08/12/2045		$522	568
MortgageIT Trust
0.435% due 10/25/2035		15,365	14,204
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		426	402
Prime Mortgage Trust
6.000% due 06/25/2036		1,253	1,127
RBSSP Resecuritization Trust
0.405% due 02/26/2037		5,321	5,012
Sequoia Mortgage Trust
2.664% due 09/20/2046		1,720	1,481
Silenus European Loan Conduit Ltd.
0.348% due 05/15/2019	EUR	140	174
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035		$1,773	1,834
Thornburg Mortgage Securities Trust
1.636% due 03/25/2044		1,965	1,948
2.001% due 12/25/2044		2,222	2,229
WaMu Mortgage Pass-Through Certificates Trust
2.396% due 01/25/2035		1,039	1,051
2.449% due 06/25/2037		1,609	1,416
Wells Fargo Mortgage-Backed Securities Trust
2.600% due 06/25/2035		1,258	1,270
2.610% due 04/25/2036 ^		14,972	14,728
2.610% due 07/25/2036		3,823	3,733
2.612% due 12/25/2034		196	200

Total Mortgage-Backed Securities (Cost $181,895)			190,538

ASSET-BACKED SECURITIES 3.1%
Access Group, Inc.
1.534% due 10/27/2025		1,633	1,643
Ally Auto Receivables Trust
0.200% due 10/15/2015		18,000	18,000
Asset-Backed Securities Corp. Home Equity Loan Trust
0.795% due 07/25/2035		1,200	1,095
Bear Stearns Asset-Backed Securities Trust
0.645% due 07/25/2035		4,457	4,376
Hillmark Funding
0.484% due 05/21/2021		4,130	4,096
HSBC Home Equity Loan Trust
0.304% due 03/20/2036		3,358	3,339
IXIS Real Estate Capital Trust
0.495% due 02/25/2036		901	887
Lehman XS Trust
0.295% due 02/25/2037		12,996	11,452
Morgan Stanley Home Equity Loan Trust
0.385% due 04/25/2037		4,894	3,195
Oak Hill Credit Partners Ltd.
0.481% due 05/17/2021		638	638
Penta CLO S.A.
0.614% due 06/04/2024	EUR	1,452	1,824

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Private Education Loan Trust
3.404% due 05/16/2044		$3,716	$3,951
SLM Student Loan Trust
0.344% due 12/15/2023	EUR	11,978	14,976
1.734% due 04/25/2023		$3,030	3,144
South Carolina Student Loan Corp.
0.984% due 03/02/2020		3,100	3,124
1.234% due 09/03/2024		1,400	1,426
South Texas Higher Education Authority, Inc.
0.735% due 10/01/2020		5,012	5,019
SpringCastle America Funding LLC
2.700% due 05/25/2023 (a)		20,800	20,791
Structured Asset Securities Corp. Mortgage Loan Trust
0.365% due 02/25/2037		7,328	6,510
Venture CDO Ltd.
0.452% due 07/22/2021		3,700	3,667
World Omni Automobile Lease Securitization Trust
0.200% due 10/09/2015		10,200	10,200

Total Asset-Backed Securities (Cost $122,979)			123,353

SOVEREIGN ISSUES 11.3%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	1,500	1,950
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		1,600	2,137
6.369% due 06/16/2018		$7,000	7,700
6.500% due 06/10/2019		400	451
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	16,000	6,193
0.000% due 07/01/2015		21,000	7,904
0.000% due 10/01/2015		172,000	62,770
0.000% due 01/01/2016		90,000	31,864
0.000% due 01/01/2017		7,000	2,197
Export-Import Bank of Korea
4.000% due 01/29/2021		$6,300	6,641
4.125% due 09/09/2015		5,900	6,093
5.875% due 01/14/2015		3,000	3,044
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	1,000	1,283
2.250% due 05/15/2016		4,900	6,378
2.450% due 03/26/2016 (c)		6,399	8,340
2.750% due 12/01/2015		26,900	34,965
3.000% due 11/01/2015		500	650
3.750% due 08/01/2015		3,700	4,809
3.750% due 04/15/2016		6,600	8,770
3.750% due 08/01/2016		3,300	4,424
4.500% due 07/15/2015		8,000	10,446
4.750% due 09/15/2016		400	548
4.750% due 05/01/2017		2,500	3,499
4.750% due 06/01/2017		200	280
5.250% due 08/01/2017		800	1,142
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2015		400	503
Italy Certificati di Credito Del Tesoro
0.000% due 04/29/2016		100	126
Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,200	1,244
Mexico Government International Bond
9.500% due 12/18/2014	MXN	584,000	44,121
Province of Ontario
1.000% due 07/22/2016		$1,200	1,206
3.000% due 07/16/2018		800	839
4.400% due 06/02/2019	CAD	3,000	2,961
5.500% due 06/02/2018		1,200	1,212

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	61

Schedule of Investments PIMCO Fundamental Advantage Absolute Return Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Qatar Government International Bond
5.250% due 01/20/2020		$4,800	$5,406
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	5,000	6,394
Spain Government International Bond
3.150% due 01/31/2016		3,300	4,330
3.250% due 04/30/2016		23,800	31,478
3.300% due 07/30/2016		56,800	75,691
3.750% due 10/31/2015		2,200	2,885
4.250% due 10/31/2016		27,600	37,696

Total Sovereign Issues (Cost $465,375)			440,570

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (d)		2,700	3,247

Total Convertible Preferred Securities (Cost $3,316)			3,247

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		7,400	9,271

Total Preferred Securities (Cost $7,622)			9,271

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.4%

CERTIFICATES OF DEPOSIT 2.1%
Banco Bilbao Vizcaya Argentaria S.A.
1.075% due 05/16/2016		$7,000	7,025
Credit Suisse
0.462% due 03/17/2015		2,500	2,500
0.475% due 03/31/2015		31,200	31,201

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intesa Sanpaolo SpA
1.650% due 04/07/2015		$40,400	$40,601
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		3,000	2,997

			84,324

COMMERCIAL PAPER 2.5%
ENI Finance USA, Inc.
0.071% due 10/26/2015		37,600	37,567
Entergy Corp.
0.920% due 01/21/2015		15,200	15,176
NiSource Finance Corp.
0.620% due 10/01/2014		18,700	18,700
Vodafone Group PLC
0.600% due 06/29/2015		25,800	25,707

			97,150

REPURCHASE AGREEMENTS (e) 0.5%
			17,799

SHORT-TERM NOTES 0.5%
Santander Drive Auto Receivables Trust
0.250% due 09/15/2015		19,300	19,300

GREECE TREASURY BILLS 0.1%
1.770% due 11/14/2014	EUR	3,600	4,537

JAPAN TREASURY BILLS 2.4%
0.000% due 12/15/2014	JPY	10,190,000	92,910

MEXICO TREASURY BILLS 3.9%
2.934% due 11/13/2014 - 03/05/2015 (b)	MXN	2,050,372	151,590

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLOVENIA TREASURY BILLS 0.5%
0.874% due 10/16/2014 - 03/12/2015 (b)	EUR	15,300	$19,315

U.S. TREASURY BILLS 0.9%
0.035% due 10/02/2014 - 03/26/2015 (b)(h)(j)		$33,875	33,871

Total Short-Term Instruments (Cost $528,205)			520,796

Total Investments in Securities (Cost $2,962,957)			2,958,345

		SHARES
INVESTMENTS IN AFFILIATES 32.0%

SHORT-TERM INSTRUMENTS 32.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 32.0%
PIMCO Short-Term Floating NAV Portfolio		4,827,174	48,301
PIMCO Short-Term Floating NAV Portfolio III		120,444,727	1,203,363

Total Short-Term Instruments (Cost $1,251,658)			1,251,664

Total Investments in Affiliates (Cost $1,251,658)			1,251,664

Total Investments 107.7% (Cost $4,214,615)			$4,210,009

Financial Derivative Instruments (f)(i) 4.7% (Cost or Premiums, net $(4,772))			184,741

Other Assets and Liabilities, net (12.4%)			(485,721)

Net Assets 100.0%			$3,909,029

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
RYL	0.070%	09/18/2014	10/02/2014	$17,600	U.S. Treasury Notes 2.000% due 01/31/2016	$(17,961)	$17,600	$17,600
SSB	0.000%	09/30/2014	10/01/2014	199	U.S. Treasury Notes 1.500% due 02/28/2019	(204)	199	199

Total Repurchase Agreements						$(18,165)	$17,799	$17,799

(1)	Includes accrued interest.

As of September 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $7,405 at a weighted average interest rate of 0.089%.

62	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
RYL	$17,600	$0	$0	$0	17,600	(17,961)	(361)
SSB	199	0	0	0	199	(204)	(5)

Total Borrowings and Other Financing Transactions	$17,799	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,890.000	10/18/2014	144	$(452)	$(97)
Call - CBOE S&P 500 Index	2,025.000	10/18/2014	144	(158)	(35)

				$(610)	$(132)

Total Written Options				$(610)	$(132)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	3,338	$(503)	$0	$(83)
90-Day Eurodollar June Futures	Long	06/2016	1,271	(437)	0	(64)
90-Day Eurodollar March Futures	Long	03/2016	295	(123)	0	(15)
90-Day Eurodollar September Futures	Long	09/2016	404	(180)	0	(20)
U.S. Treasury 5-Year Note December Futures	Long	12/2014	676	(154)	0	(32)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	3,259	(2,745)	0	(407)

Total Futures Contracts				$(4,142)	$0	$(621)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$17,900	$292	$34	$20	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	63

Schedule of Investments PIMCO Fundamental Advantage Absolute Return Strategy Fund (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$	32,600	$(392)	$(354)	$0	$(7)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		9,900	71	54	0	(1)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		132,800	10,721	2,899	724	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		126,000	(8,767)	(16,358)	755	0
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	347,100	803	(11)	11	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		1,200	1	0	0	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		19,000	37	(3)	1	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034		239,000	(608)	(490)	28	0

						$1,866	$(14,263)	$1,519	$(8)

Total Swap Agreements						$2,158	$(14,229)	$1,539	$(8)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(g)	Securities with an aggregate market value of $4,616 and cash of $17 have been pledged as collateral as of September 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(h)	Securities with an aggregate market value of $26,395 and cash of $2,003 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability (1)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$1,539	$1,539	$ (132)	$ (629)	$ (8)	$ (769)

(1)	Unsettled variation margin liability of $(8) for closed futures is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		CAD	4,702	$		4,268	$71	$0
	10/2014		EUR	765			996	30	0
	10/2014	$		4,709		EUR	3,637	0	(115)
	10/2014			45,854		GBP	28,038	0	(401)
	11/2014		GBP	28,038	$		45,842	401	0
	11/2014		MXN	131,274			9,975	229	0
	06/2015		EUR	15,151			20,600	1,419	0
	06/2015	$		1,052		EUR	805	0	(33)
	06/2016		EUR	43,010	$		58,885	3,805	0
	06/2016	$		2,515		EUR	1,862	0	(131)

BPS	10/2014		EUR	1,505	$		1,947	46	0
	11/2014	$		6,598		EUR	5,198	0	(32)
	12/2014		MXN	506,410	$		38,474	957	0
	12/2014	$		5,083		MXN	67,986	0	(47)
	01/2015		MXN	477,598	$		36,038	745	0
	02/2015			314,309			23,660	463	0
	02/2015	$		11,140		MXN	147,094	0	(280)
	03/2015		MXN	113,283	$		8,465	118	0
	06/2015		EUR	6,878			9,328	620	0
	06/2015	$		9,743		EUR	7,268	0	(541)
	07/2015		BRL	366	$		151	12	0
	10/2015			45,000			17,954	1,276	0
	01/2016			54,000			20,975	1,444	0

BRC	10/2014		EUR	1,272			1,676	69	0
	10/2014		TRY	2,113			964	39	0
	10/2014	$		21,939		EUR	16,708	0	(836)

64	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2014	$		960		TRY	2,113	$0	$(35)
	11/2014			2,552		GBP	1,558	0	(27)
	12/2014			293		MXN	3,973	1	0
	06/2015		EUR	8,705	$		11,827	806	0
	06/2015	$		10,912		EUR	8,167	0	(573)
	06/2016		EUR	8,027	$		11,038	753	0

CBK	10/2014			205,673			271,076	11,301	0
	10/2014	$		20,464		EUR	15,679	0	(660)
	12/2014		JPY	3,368,000	$		31,503	774	0
	12/2014		MXN	51,358			3,895	89	0
	06/2015		EUR	7,417			10,139	749	0
	06/2015	$		5,005		EUR	3,783	0	(215)

DUB	10/2014		EUR	3,872	$		5,021	130	0
	10/2014		JPY	1,477,100			13,841	373	0
	06/2015	$		5,035		EUR	3,872	0	(133)
	07/2015		BRL	3,826	$		1,581	127	0
	08/2015		EUR	4,100			5,495	300	0
	10/2015		BRL	37,000			14,176	463	0
	02/2016		EUR	1,800			2,422	129	0
	06/2016			4,472			6,123	397	0
	06/2016	$		5,512		EUR	4,078	0	(290)

FBF	10/2014			6,288			4,770	0	(263)
	11/2014		MXN	615,575	$		46,744	1,065	0
	12/2014			94,515			7,139	138	0
	12/2014	$		1,480		MXN	19,476	0	(37)
	06/2015		EUR	12,526	$		17,001	1,143	0
	10/2015		BRL	90,000			33,689	332	0

GLM	10/2014		JPY	2,599,235			24,969	1,270	0
	10/2014	$		13,922		EUR	10,597	0	(537)
	10/2014			6,670		MXN	87,096	0	(194)
	11/2014		MXN	34,650	$		2,625	52	0
	12/2014			298,073			22,541	462	0
	06/2015	$		8,407		EUR	6,322	0	(403)
	07/2015		BRL	16,808	$		6,937	548	0

HUS	10/2014		AUD	1,754			1,635	100	0
	10/2014	$		7,559		EUR	5,807	0	(224)

JPM	10/2014		JPY	2,769,700	$		26,101	847	0
	10/2014	$		62,894		JPY	6,846,035	0	(473)
	11/2014		JPY	6,846,035	$		62,909	474	0
	12/2014			3,794,000			35,570	954	0
	12/2014	$		4,160		MXN	54,519	0	(122)
	04/2015		BRL	16,000	$		6,758	529	0
	06/2015	$		39,437		EUR	29,453	0	(2,149)

MSC	10/2014		BRL	15,990	$		6,992	459	0
	10/2014		GBP	28,038			46,502	1,048	0
	10/2014	$		6,524		BRL	15,990	9	0
	06/2015		EUR	10,498	$		14,391	1,100	0
	06/2016			11,316			15,563	1,073	0

NAB	06/2015			17,382			23,599	1,593	0
	06/2016			24,570			33,736	2,266	0
	07/2016			18,090			24,541	1,337	0

UAG	10/2014		BRL	15,990			6,524	0	(9)
	10/2014		EUR	2,277			2,994	118	0
	10/2014	$		6,804		BRL	15,990	0	(272)
	10/2014			202,294		EUR	158,166	0	(2,523)
	11/2014		BRL	15,990	$		6,744	269	0
	11/2014		EUR	158,166			202,336	2,522	0
	12/2014		JPY	3,028,000			28,387	760	0
	06/2015	$		3,001		EUR	2,277	0	(118)
	01/2016		BRL	36,000	$		13,897	877	0

Total Forward Foreign Currency Contracts								$49,481	$(11,673)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	65

Schedule of Investments PIMCO Fundamental Advantage Absolute Return Strategy Fund (Cont.)

PURCHASED OPTIONS:

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Cost	Market Value
GST	Call - OTC S&P 500 Index	2,025.000	10/17/2014	$14	$186	$34

JPM	Put - OTC S&P 500 Index	1,890.000	10/17/2014	14	89	89

					$275	$123

Total Purchased Options					$275	$123

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$ 2,000	$ (112)	$(58)

DUB	Put - OTC AUD versus USD		$0.855	10/30/2014	AUD 13,882	(54)	(54)

						$ (166)	$(112)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$	39,800	$(337)	$(10)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		79,100	(706)	(20)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		10,700	(138)	(2)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020		14,400	(108)	(3)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020		10,200	(100)	(3)

							$(1,389)	$(38)

Total Written Options							$(1,555)	$(150)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD	Premiums
Balance at Beginning of Period	1,585	$166,500	AUD 0	$(5,630)
Sales	3,015	778,700	13,882	(10,128)
Closing Buys	(4,312)	(10,800)	0	11,384
Expirations	0	(518,500)	0	1,101
Exercised	0	(259,700)	0	1,108

Balance at End of Period	288	$156,200	AUD 13,882	$(2,165)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	China Government International Bond	1.000%	06/20/2015	0.206%	$	3,100	$52	$(33)	$19	$0
	General Electric Capital Corp.	1.000%	12/20/2015	0.275%		6,800	(135)	197	62	0
	MetLife, Inc.	1.000%	09/20/2015	0.122%		8,000	(525)	596	71	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		300	(4)	6	2	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		1,800	(4)	27	23	0
	Republic of Korea	1.000%	09/20/2022	0.787%		1,700	25	2	27	0

BPS	Republic of Korea	1.000%	09/20/2022	0.787%		800	13	0	13	0

BRC	Brazil Government International Bond	1.000%	06/20/2016	0.845%		4,200	(8)	20	12	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.313%		5,800	86	(16)	70	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.546%		2,000	(34)	50	16	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		300	0	0	0	0

66	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Mexico Government International Bond	1.000%	03/20/2016	0.357%	$	5,900	$(28)	$86	$58	$0
	Russia Government International Bond	1.000%	09/20/2015	2.089%		4,200	(42)	(2)	0	(44)

CBK	Brazil Government International Bond	1.000%	09/20/2015	0.628%		1,000	(16)	20	4	$0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%		8,700	(15)	40	25	0
	China Government International Bond	1.000%	06/20/2015	0.206%		700	11	(7)	4	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	2.550%		7,200	(87)	(19)	0	(106)
	Mexico Government International Bond	1.000%	03/20/2015	0.266%		1,200	(28)	32	4	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		800	(12)	18	6	0
	Russia Government International Bond	1.000%	09/20/2015	2.089%		6,600	(77)	9	0	(68)
	Russia Government International Bond	1.000%	06/20/2019	2.430%		10,000	(783)	169	0	(614)

DUB	Brazil Government International Bond	1.000%	03/20/2016	0.768%		24,400	(83)	172	89	0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%		5,400	(13)	29	16	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		1,200	15	(6)	9	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.341%		600	(14)	18	4	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		300	(2)	3	1	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		1,600	(1)	1	0	0
	Mexico Government International Bond	1.000%	03/20/2015	0.266%		900	(21)	24	3	0
	Mexico Government International Bond	1.000%	03/20/2016	0.357%		5,400	(26)	79	53	0
	Russia Government International Bond	1.000%	09/20/2015	2.089%		500	(6)	1	0	(5)

FBF	Brazil Government International Bond	1.000%	09/20/2015	0.628%		1,900	(24)	31	7	0

GST	Mexico Government International Bond	1.000%	12/20/2018	0.695%		400	(1)	6	5	0

HUS	Brazil Government International Bond	1.000%	09/20/2015	0.628%		2,300	(23)	32	9	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		300	(2)	3	1	0
	Mexico Government International Bond	1.000%	12/20/2016	0.426%		100	1	0	1	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		9,500	(23)	145	122	0

JPM	Brazil Government International Bond	1.000%	09/20/2015	0.628%		2,600	(27)	37	10	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	2.550%		5,900	(101)	14	0	(87)
	MetLife, Inc.	1.000%	09/20/2015	0.122%		12,400	(735)	845	110	0
	Mexico Government International Bond	1.000%	12/20/2016	0.426%		1,900	26	(1)	25	0

MYC	Brazil Government International Bond	1.000%	06/20/2019	1.623%		2,900	(97)	17	0	(80)
	Republic of Korea	1.000%	09/20/2022	0.787%		300	5	0	5	0

RYL	China Government International Bond	1.000%	06/20/2015	0.206%		1,400	24	(15)	9	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		1,900	(22)	36	14	0

UAG	Brazil Government International Bond	1.000%	09/20/2015	0.628%		500	(5)	7	2	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		400	(6)	9	3	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.072%	EUR	6,100	(91)	105	14	0

							$(2,863)	$2,787	$928	$(1,004)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	67

Schedule of Investments PIMCO Fundamental Advantage Absolute Return Strategy Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
CBK	MCDX-22 5-Year Index	1.000%	06/20/2019	$2,000	$ 19	$(1)	$18	$0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	2,315	0	33	33	0

MYC	MCDX-22 5-Year Index	1.000%	06/20/2019	3,000	27	0	27	0

					$ 46	$32	$78	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	300	$0	$0	$0	$0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		100	0	0	0	0

DUB	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0

GLM	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		200	(1)	0	0	(1)

HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		900	(1)	1	0	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		12,000	(5)	28	23	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0

JPM	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		23,000	(58)	35	0	(23)

							$(65)	$64	$23	$(24)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	ERAUSLT Index	5,290,124	1-Month USD-LIBOR plus a specified spread	01/15/2015	$1,166,314		$(18,185)	$0	$(18,185)
	Pay	S&P 500 Total Return Index	313,812	1-Month USD-LIBOR plus a specified spread	01/15/2015	1,133,339		6,285	6,285	0
	Pay	S&P 500 Total Return Index	62,041	1-Month USD-LIBOR plus a specified spread	06/30/2015	226,036		3,247	3,247	0
	Receive	ERAUSLT Index	2,529,927	1-Month USD-LIBOR plus a specified spread	08/14/2015	551,335		(2,227)	0	(2,227)
	Pay	S&P 500 Total Return Index	155,074	1-Month USD-LIBOR plus a specified spread	08/14/2015	551,317		(5,664)	0	(5,664)
	Pay	S&P 500 Total Return Index	368,568	3-Month USD-LIBOR plus a specified spread	08/14/2015	1,318,906		(3,889)	0	(3,889)

BRC	Receive	ERAUSLT Index	320,320	1-Month USD-LIBOR plus a specified spread	04/28/2015	66,749		2,761	2,761	0

CBK	Receive	ERAUSLT Index	1,536,341	1-Month USD-LIBOR plus a specified spread	11/17/2014	293,187		40,275	40,275	0

DUB	Receive	ERAUSLT Index	1,475,701	1-Month USD-LIBOR plus a specified spread	08/27/2015	328,000		(7,744)	0	(7,744)
	Pay	S&P 500 Total Return Index	90,172	1-Month USD-LIBOR plus a specified spread	08/27/2015	328,000		4,168	4,168	0
	Receive	ERAUSLT Index	1,666,112	1-Month USD-LIBOR plus a specified spread	10/05/2015	370,000		(8,412)	0	(8,412)
	Pay	S&P 500 Total Return Index	101,777	1-Month USD-LIBOR plus a specified spread	10/05/2015	370,000		4,481	4,481	0

68	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Receive	ERAUSLT Index	4,163,924	1-Month USD-LIBOR plus a specified spread	10/31/2014	$766,596		$137,000	$137,000	$0

UBS	Receive	ERAUSLT Index	999,544	1-Month USD-LIBOR plus a specified spread	06/30/2015	222,818		(5,907)	0	(5,907)

								$146,189	$198,217	$(52,028)

Total Swap Agreements							$ (2,882)	$149,072	$199,246	$(53,056)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(j)	Securities with an aggregate market value of $16,151 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$5,955	$0	$204	$6,159	$(680)	$(58)	$0	$(738)	$5,421	$(5,130)	$291
BPS	5,681	0	9,545	15,226	(900)	0	(29,965)	(30,865)	(15,639)	8,220	(7,419)
BRC	1,668	0	2,917	4,585	(1,471)	0	(44)	(1,515)	3,070	(3,680)	(610)
CBK	12,913	0	40,336	53,249	(875)	(32)	(788)	(1,695)	51,554	(52,052)	(498)
DUB	1,919	0	8,824	10,743	(423)	(60)	(16,161)	(16,644)	(5,901)	4,601	(1,300)
FBF	2,678	0	7	2,685	(300)	0	0	(300)	2,385	(2,380)	5
GLM	2,332	0	0	2,332	(1,134)	0	(1)	(1,135)	1,197	(1,140)	57
GST	0	34	5	39	0	0	0	0	39	0	39
HUS	100	0	156	256	(224)	0	0	(224)	32	(250)	(218)
JPM	2,804	89	137,178	140,071	(2,744)	0	(110)	(2,854)	137,217	(141,430)	(4,213)
MSB	3,689	0	0	3,689	0	0	0	0	3,689	(3,370)	319
MYC	0	0	32	32	0	0	(80)	(80)	(48)	(40)	(88)
NAB	5,196	0	0	5,196	0	0	0	0	5,196	(4,850)	346
RYL	0	0	23	23	0	0	0	0	23	0	23
UAG	4,546	0	19	4,565	(2,922)	0	0	(2,922)	1,643	3,330	4,973
UBS	0	0	0	0	0	0	(5,907)	(5,907)	(5,907)	0	(5,907)

Total Over the Counter	$49,481	$123	$199,246	$248,850	$(11,673)	$(150)	$(53,056)	$(64,879)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	69

Schedule of Investments PIMCO Fundamental Advantage Absolute Return Strategy Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$20	$0	$0	$1,519	$1,539

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$49,481	$0	$49,481
Purchased Options	0	0	123	0	0	123
Swap Agreements	0	1,006	198,217	0	23	199,246

	$0	$1,006	$198,340	$49,481	$23	$248,850

	$0	$1,026	$198,340	$49,481	$1,542	$250,389

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$132	$0	$0	$132
Futures	0	0	0	0	629	629
Swap Agreements	0	0	0	0	8	8

	$0	$0	$132	$0	$637	$769

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,673	$0	$11,673
Written Options	0	0	0	112	38	150
Swap Agreements	0	1,004	52,028	0	24	53,056

	$0	$1,004	$52,028	$11,785	$62	$64,879

	$0	$1,004	$52,160	$11,785	$699	$65,648

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$6,073	$0	$0	$6,073
Futures	0	0	0	0	4,180	4,180
Swap Agreements	0	3,788	0	0	(2,118)	1,670

	$0	$3,788	$6,073	$0	$2,062	$11,923

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,293	$0	$8,293
Written Options	0	10	341	0	1,092	1,443
Swap Agreements	0	1,835	(327,070)	0	2,119	(323,116)

	$0	$1,845	$(326,729)	$8,293	$3,211	$(313,380)

	$0	$5,633	$(320,656)	$8,293	$5,273	$(301,457)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$(228)	$0	$0	$(228)
Futures	0	0	0	0	(1,067)	(1,067)
Swap Agreements	0	(763)	0	0	(20,294)	(21,057)

	$0	$(763)	$(228)	$0	$(21,361)	$(22,352)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$43,214	$0	$43,214
Purchased Options	0	0	(152)	0	0	(152)
Written Options	0	(4)	0	46	101	143
Swap Agreements	0	(1,115)	254,394	0	(422)	252,857

	$0	$(1,119)	$254,242	$43,260	$(321)	$296,062

	$0	$(1,882)	$254,014	$43,260	$(21,682)	$273,710

70	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$13,690	$0	$13,690
Corporate Bonds & Notes
Banking & Finance	0	638,637	151	638,788
Industrials	0	176,169	0	176,169
Utilities	0	86,946	0	86,946
Municipal Bonds & Notes
California	0	36,351	0	36,351
Colorado	0	20,051	0	20,051
Illinois	0	2,899	0	2,899
New Jersey	0	1,327	0	1,327
New York	0	17,128	0	17,128
Ohio	0	6,779	0	6,779
Texas	0	9,759	0	9,759
Washington	0	1,947	0	1,947
U.S. Government Agencies	0	338,657	0	338,657
U.S. Treasury Obligations	0	320,079	0	320,079
Mortgage-Backed Securities	0	190,538	0	190,538
Asset-Backed Securities	0	102,562	20,791	123,353
Sovereign Issues	0	440,570	0	440,570
Convertible Preferred Securities
Banking & Finance	0	3,247	0	3,247
Preferred Securities
Banking & Finance	0	9,271	0	9,271
Short-Term Instruments
Certificates of Deposit	0	84,324	0	84,324
Commercial Paper	0	59,583	37,567	97,150
Repurchase Agreements	0	17,799	0	17,799
Short-Term Notes	0	19,300	0	19,300
Greece Treasury Bills	0	4,537	0	4,537

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Japan Treasury Bills	$0	$92,910	$0	$92,910
Mexico Treasury Bills	0	151,590	0	151,590
Slovenia Treasury Bills	0	19,315	0	19,315
U.S. Treasury Bills	0	33,871	0	33,871
	$0	$2,899,836	$58,509	$2,958,345

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,251,664	$0	$0	$1,251,664

Total Investments	$1,251,664	$2,899,836	$58,509	$4,210,009

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,539	0	1,539
Over the counter	89	248,761	0	248,850
	$89	$250,300	$0	$250,389

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(621)	(140)	0	(761)
Over the counter	0	(64,879)	0	(64,879)
	$(621)	$(65,019)	$0	$(65,640)

Totals	$1,251,132	$3,085,117	$58,509	$4,394,758

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2014 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$137	$0	$(1)	$0	$0	$15	$0	$0	$151	$15
Asset-Backed Securities	0	20,799	0	0	0	(8)	0	0	20,791	(8)
Short-Term Instruments
Commercial Paper	0	37,571	0	1	0	(5)	0	0	37,567	(4)
	$137	$58,370	$(1)	$1	$0	$2	$0	$0	$58,509	$3

Financial Derivative Instruments - Liabilities
Over the counter	$(139)	$0	$0	$0	$0	$100	$0	$39	$0	$0

Totals	$(2)	$58,370	$(1)	$1	$0	$102	$0	$39	$58,509	$3

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$151	Benchmark Pricing	Base Price	113.80
Asset-Backed Securities	20,791	Third-Party Vendor	Broker Quote	99.99
Short-Term Instruments
Commercial Paper	37,567	Benchmark Pricing	Base Price	99.92

Total	$58,509

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	71

Schedule of Investments PIMCO Fundamental IndexPLUS® AR Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 80.3%

BANK LOAN OBLIGATIONS 0.3%
Community Health Systems, Inc.
3.485% due 01/25/2017		$1,995	$1,988
HCA, Inc.
2.654% due 05/02/2016		254	253
2.904% due 03/31/2017		9,875	9,821

Total Bank Loan Obligations (Cost $12,071)			12,062

CORPORATE BONDS & NOTES 27.0%

BANKING & FINANCE 17.3%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		7,200	6,993
Ally Financial, Inc.
2.434% due 12/01/2014		10,800	10,788
3.500% due 07/18/2016		1,900	1,926
3.500% due 01/27/2019		5,000	4,875
4.625% due 06/26/2015		10,300	10,469
4.750% due 09/10/2018		3,115	3,201
5.500% due 02/15/2017		16,300	16,993
6.250% due 12/01/2017		2,500	2,687
8.300% due 02/12/2015		13,200	13,497
American Honda Finance Corp.
0.732% due 10/07/2016		6,700	6,750
ASIF
3.000% due 02/17/2017	EUR	3,500	4,386
Banco del Estado de Chile
4.125% due 10/07/2020		$4,200	4,406
Banco do Brasil S.A.
3.875% due 10/10/2022		2,000	1,860
6.000% due 01/22/2020		800	883
Banco Santander Brasil S.A.
4.250% due 01/14/2016		300	311
Banco Santander Chile
1.834% due 01/19/2016		1,000	1,012
Bank of America Corp.
0.564% due 08/15/2016		400	398
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.644% due 03/10/2017		17,100	17,160
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	12,900	27,072
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	210
6.500% due 03/10/2021		200	219
6.750% due 09/30/2022		8,100	9,092
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	4,400	5,687
CIT Group, Inc.
3.875% due 02/19/2019		$7,660	7,545
4.250% due 08/15/2017		5,200	5,265
4.750% due 02/15/2015		21,330	21,583
5.000% due 05/15/2017		1,200	1,233
5.250% due 03/15/2018		12,849	13,267
5.500% due 02/15/2019		17,157	17,961
Citigroup, Inc.
0.502% due 06/09/2016		11,100	11,044
0.914% due 11/15/2016		15,500	15,596
1.194% due 07/25/2016		19,400	19,608
1.250% due 01/15/2016		6,300	6,327
3.953% due 06/15/2016		1,200	1,261
4.450% due 01/10/2017		600	640
4.750% due 05/19/2015		18,764	19,264
4.875% due 05/07/2015		2,240	2,297
E*TRADE Financial Corp.
6.000% due 11/15/2017		2,595	2,686

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 06/01/2016		$1,200	$1,269
Ford Motor Credit Co. LLC
0.684% due 11/08/2016		11,700	11,701
1.500% due 01/17/2017		4,480	4,475
2.500% due 01/15/2016		6,400	6,519
2.750% due 05/15/2015		9,100	9,220
3.875% due 01/15/2015		9,000	9,087
3.984% due 06/15/2016		2,915	3,054
4.207% due 04/15/2016		5,285	5,529
4.250% due 02/03/2017		5,148	5,462
7.000% due 04/15/2015		8,300	8,587
General Motors Financial Co., Inc.
4.750% due 08/15/2017		5,295	5,586
GMAC International Finance BV
7.500% due 04/21/2015	EUR	500	653
HBOS PLC
0.933% due 09/06/2017		$2,500	2,500
Industrial Bank of Korea
4.375% due 08/04/2015		3,400	3,500
International Lease Finance Corp.
2.184% due 06/15/2016		5,000	4,969
5.750% due 05/15/2016		3,600	3,769
6.750% due 09/01/2016		800	866
8.625% due 09/15/2015		15,200	16,095
IPIC GMTN Ltd.
1.750% due 11/30/2015		7,500	7,579
John Deere Capital Corp.
0.362% due 04/12/2016		30,500	30,530
JPMorgan Chase & Co.
0.683% due 04/23/2015		3,100	3,103
0.855% due 02/26/2016		32,800	33,006
1.125% due 02/26/2016		7,200	7,232
JPMorgan Chase Bank N.A.
0.767% due 05/31/2017	EUR	4,300	5,428
5.375% due 09/28/2016	GBP	7,300	12,663
KeyBank N.A.
7.413% due 10/15/2027		$4,000	4,161
Korea Development Bank
1.000% due 01/22/2016		2,000	1,999
3.250% due 03/09/2016		4,000	4,124
3.500% due 08/22/2017		300	315
4.375% due 08/10/2015		700	722
Korea Exchange Bank
3.125% due 06/26/2017		3,200	3,314
LBG Capital PLC
8.500% due 12/17/2021 (e)		200	216
LeasePlan Corp. NV
3.000% due 10/23/2017		2,000	2,052
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		1,100	1,622
Morgan Stanley
0.714% due 10/15/2015		300	301
1.184% due 12/19/2014		4,800	4,811
1.514% due 04/25/2018		13,900	14,303
3.800% due 04/29/2016		3,200	3,335
MUFG Union Bank N.A.
0.638% due 05/05/2017		10,300	10,330
Navient LLC
5.500% due 01/15/2019		1,600	1,636
6.250% due 01/25/2016		23,000	23,931
8.450% due 06/15/2018		2,000	2,255
Nordea Bank AB
0.592% due 04/04/2017		7,800	7,818
PKO Finance AB
4.630% due 09/26/2022		700	730
Rabobank Group
0.515% due 11/23/2016		18,100	18,108

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
11.000% due 06/30/2019 (e)	$7,000	$9,275
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017	2,200	2,238
Springleaf Finance Corp.
5.750% due 09/15/2016	900	936
6.900% due 12/15/2017	6,200	6,603
State Bank of India
4.500% due 07/27/2015	1,000	1,027
Tri-Command Military Housing LLC
5.383% due 02/15/2048	3,300	2,944
Turkiye Garanti Bankasi A/S
2.734% due 04/20/2016	200	201
Wells Fargo & Co.
0.692% due 04/22/2019	1,800	1,808
0.764% due 07/20/2016	19,000	19,118
1.250% due 07/20/2016	3,000	3,019
Wells Fargo Bank N.A.
0.514% due 07/20/2015	6,900	6,914

		659,000

INDUSTRIALS 6.6%
21st Century Fox America, Inc.
5.300% due 12/15/2014	3,200	3,233
AbbVie, Inc.
0.997% due 11/06/2015	12,035	12,123
ArcelorMittal
9.500% due 02/15/2015	3,500	3,605
Braskem Finance Ltd.
5.750% due 04/15/2021	5,800	5,962
Canadian National Railway Co.
0.437% due 11/06/2015	4,900	4,907
Daimler Finance North America LLC
0.584% due 03/10/2017	14,900	14,912
0.834% due 01/09/2015	7,800	7,810
0.920% due 08/01/2016	8,200	8,280
1.250% due 01/11/2016	3,000	3,021
Deutsche Telekom International Finance BV
5.750% due 03/23/2016	3,690	3,944
DISH DBS Corp.
4.250% due 04/01/2018	3,675	3,693
7.125% due 02/01/2016	9,030	9,594
7.750% due 05/31/2015	6,943	7,195
Enbridge, Inc.
0.885% due 10/01/2016	5,400	5,436
Gerdau Holdings, Inc.
7.000% due 01/20/2020	800	904
Gerdau Trade, Inc.
5.750% due 01/30/2021	4,100	4,249
Gilead Sciences, Inc.
2.400% due 12/01/2014	7,900	7,929
Harley-Davidson Funding Corp.
5.750% due 12/15/2014	8,258	8,346
HCA, Inc.
3.750% due 03/15/2019	13,800	13,524
6.375% due 01/15/2015	1,000	1,011
6.500% due 02/15/2016	900	942
Johnson & Johnson
0.308% due 11/28/2016	23,700	23,754
KazMunayGas National Co. JSC
11.750% due 01/23/2015	5,100	5,262
Kroger Co.
0.763% due 10/17/2016	8,200	8,227
Lafarge S.A.
6.500% due 07/15/2016	3,600	3,879
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015	4,000	4,227

72	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MGM Resorts International
6.625% due 07/15/2015	$585	$603
6.875% due 04/01/2016	100	106
7.500% due 06/01/2016	6,342	6,786
7.625% due 01/15/2017	1,100	1,199
10.000% due 11/01/2016	200	226
NBCUniversal Media LLC
2.875% due 04/01/2016	2,100	2,166
PepsiCo, Inc.
0.436% due 07/30/2015	22,500	22,531
Petrobras International Finance Co. S.A.
3.875% due 01/27/2016	900	923
President and Fellows of Harvard College
6.500% due 01/15/2039	8,600	11,871
Rockies Express Pipeline LLC
3.900% due 04/15/2015	1,500	1,500
Rohm & Haas Co.
6.000% due 09/15/2017	144	161
SABMiller Holdings, Inc.
2.450% due 01/15/2017	3,895	3,982
STATS ChipPAC Ltd.
4.500% due 03/20/2018	1,300	1,303
USG Corp.
8.375% due 10/15/2018	8,800	9,181
Volkswagen International Finance NV
0.561% due 11/18/2015	9,500	9,526
Woodside Finance Ltd.
4.500% due 11/10/2014	2,100	2,109

		250,142

UTILITIES 3.1%
AT&T, Inc.
0.653% due 03/30/2017	11,100	11,129
0.900% due 02/12/2016	1,900	1,903
Majapahit Holding BV
7.750% due 01/20/2020	500	581
Petrobras Global Finance BV
2.000% due 05/20/2016	19,000	19,047
Shell International Finance BV
0.303% due 11/10/2015	6,600	6,605
0.444% due 11/15/2016	5,500	5,519
Sprint Communications, Inc.
6.000% due 12/01/2016	1,800	1,897
8.375% due 08/15/2017	6,750	7,568
Telefonica Chile S.A.
3.875% due 10/12/2022	1,200	1,185
Verizon Communications, Inc.
0.433% due 03/06/2015	1,900	1,901
0.632% due 06/09/2017	17,700	17,754
1.005% due 06/17/2019	200	203
1.764% due 09/15/2016	22,500	23,078
1.984% due 09/14/2018	10,400	10,966
2.500% due 09/15/2016	2,500	2,566
3.650% due 09/14/2018	7,100	7,486

		119,388

Total Corporate Bonds & Notes (Cost $1,028,613)		1,028,530

MUNICIPAL BONDS & NOTES 0.4%

NEW YORK 0.3%
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
0.555% due 11/15/2028	13,200	13,200

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	$2,300	$1,801

Total Municipal Bonds & Notes (Cost $14,791)		15,001

U.S. GOVERNMENT AGENCIES 7.9%
Fannie Mae
0.215% due 12/25/2036	191	187
0.505% due 03/25/2037 - 09/25/2042	695	694
0.535% due 07/25/2037	197	198
0.555% due 09/25/2035	263	264
0.565% due 09/25/2035	670	675
0.785% due 05/25/2040	230	235
0.875% due 10/26/2017 - 06/25/2037	28,608	28,345
0.885% due 06/25/2040	1,978	2,008
0.895% due 03/25/2040	524	533
0.905% due 11/25/2039 - 01/25/2040	792	805
0.975% due 12/25/2039	145	147
1.055% due 07/25/2039	124	127
1.250% due 01/30/2017	300	303
1.318% due 06/01/2043 - 07/01/2044	302	310
1.853% due 10/01/2034	32	33
1.951% due 11/01/2034	8	8
1.971% due 05/01/2035	15	15
1.979% due 11/01/2035	77	81
2.052% due 07/01/2035	223	238
2.058% due 07/01/2035	169	182
2.065% due 09/01/2035	268	286
2.128% due 10/01/2035	76	82
2.165% due 07/01/2034	270	288
2.193% due 01/01/2035	267	284
2.202% due 05/25/2035	47	48
2.205% due 08/01/2035	328	356
2.255% due 08/01/2035	393	420
2.277% due 12/01/2033	189	200
2.300% due 03/01/2035	27	27
2.310% due 08/01/2022	200	196
2.328% due 09/01/2035	222	241
2.340% due 06/01/2035	386	415
2.357% due 05/01/2036	146	155
2.435% due 09/01/2036	127	135
2.481% due 12/01/2033	29	31
2.493% due 07/01/2036	142	152
2.555% due 08/01/2036	120	128
2.590% due 07/01/2022	866	862
2.615% due 06/01/2035	526	565
2.870% due 09/01/2027	100	96
2.920% due 06/01/2022	2,543	2,582
3.156% due 05/01/2022	2,057	2,137
4.000% due 05/01/2018 - 11/01/2028	20,211	21,481
4.500% due 02/01/2018 - 11/01/2044	120,395	129,396
5.000% due 05/11/2017 (i)	100	110
5.000% due 06/01/2023 - 11/01/2044	32,722	36,130
5.500% due 10/01/2021 - 11/01/2044	19,533	21,746
6.000% due 02/01/2029 - 05/01/2041	1,529	1,735
6.500% due 09/01/2034	9	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
0.304% due 07/15/2019	$159	$159
0.415% due 08/25/2031	97	95
0.484% due 02/15/2037	20	20
0.554% due 06/15/2018	18	18
0.704% due 07/15/2041	1,519	1,535
0.724% due 06/15/2041	1,478	1,493
0.764% due 07/15/2037	338	342
0.824% due 08/15/2037	295	299
0.854% due 08/15/2037	379	386
1.009% due 01/15/2038	215	219
1.318% due 02/25/2045	44	45
4.000% due 06/15/2038	1,042	1,059
4.500% due 01/15/2041 - 11/01/2044	4,525	4,870
5.000% due 03/01/2038	7,788	8,596
5.500% due 06/01/2027 - 05/01/2040	3,904	4,346
6.000% due 02/01/2034 - 10/01/2044	5,141	5,813
Ginnie Mae
5.000% due 06/15/2034 - 06/15/2041	9,288	10,237
6.000% due 05/15/2037 - 07/15/2037	249	281
NCUA Guaranteed Notes
0.606% due 10/07/2020	296	297
Small Business Administration
5.290% due 12/01/2027	285	316
5.490% due 03/01/2028	2,451	2,718
5.600% due 09/01/2028	2,451	2,726

Total U.S. Government Agencies (Cost $298,891)		301,553

U.S. TREASURY OBLIGATIONS 7.5%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (h)	46,949	45,923
0.125% due 07/15/2022 (i)	68,172	66,617
0.125% due 01/15/2023	20,231	19,599
0.375% due 07/15/2023 (i)	50,472	49,987
0.625% due 07/15/2021 (i)(k)	11,100	11,337
1.125% due 01/15/2021 (i)(k)	8,495	8,921
1.250% due 07/15/2020 (i)(k)	437	464
1.750% due 01/15/2028	7,847	8,754
2.000% due 01/15/2026 (i)	6,362	7,254
2.375% due 01/15/2025	28,439	33,358
2.375% due 01/15/2027 (h)	16,304	19,330
2.500% due 01/15/2029	6,436	7,869
3.625% due 04/15/2028	589	802
3.875% due 04/15/2029	3,333	4,713
U.S. Treasury Notes
0.625% due 08/31/2017 (i)(k)	600	592

Total U.S. Treasury Obligations (Cost $295,951)		285,520

MORTGAGE-BACKED SECURITIES 5.8%
American Home Mortgage Investment Trust
2.332% due 02/25/2045	104	105
Banc of America Commercial Mortgage Trust
5.920% due 05/10/2045	900	951
Banc of America Funding Ltd
0.417% due 10/03/2039	10,523	10,437
Banc of America Funding Trust
0.434% due 06/20/2047	600	415
Bear Stearns Adjustable Rate Mortgage Trust
2.759% due 01/25/2034	795	812

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	73

Schedule of Investments PIMCO Fundamental IndexPLUS® AR Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns ALT-A Trust
0.315% due 02/25/2034		$414	$385
0.595% due 07/25/2035		2,107	2,049
2.617% due 09/25/2035		120	105
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		90	96
5.405% due 12/11/2040		2,754	2,852
Bear Stearns Structured Products, Inc.
2.509% due 01/26/2036		438	348
Bella Vista Mortgage Trust
0.754% due 01/22/2045		3,866	3,636
Chaseflex Trust
0.455% due 07/25/2037		1,331	1,151
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.405% due 01/25/2036		1,307	1,207
0.405% due 06/25/2036		1,603	1,488
0.455% due 08/25/2035		4,777	4,435
Citigroup Commercial Mortgage Trust
4.733% due 10/15/2041		2,102	2,101
Citigroup Mortgage Loan Trust, Inc.
2.514% due 05/25/2035		205	206
2.514% due 10/25/2035		104	104
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.400% due 07/15/2044		2,948	3,029
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		3,608	3,744
Countrywide Alternative Loan Trust
0.315% due 12/25/2046 ^		6,516	6,366
0.335% due 05/25/2047		434	370
0.345% due 09/25/2046 ^		2,084	1,765
0.435% due 02/25/2037		2,192	1,774
0.655% due 05/25/2035		12,083	10,486
2.434% due 05/25/2036		2,255	1,774
Countrywide Home Loan Mortgage Pass-Through Trust
0.955% due 09/25/2034		303	274
2.313% due 02/20/2036		82	76
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,406	2,573
5.383% due 02/15/2040		247	264
5.460% due 09/15/2039		10,020	10,659
Credit Suisse Mortgage Capital Certificates
0.305% due 03/27/2036		3,327	3,261
DBRR Trust
0.853% due 02/25/2045		3,531	3,530
Deutsche ALT-A Securities, Inc.
0.485% due 02/25/2036		5,333	3,767
Eddystone Finance PLC
1.081% due 04/19/2021	GBP	5,040	8,096
First Horizon Alternative Mortgage Securities Trust
2.199% due 08/25/2035		$655	586
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035		376	357
Granite Master Issuer PLC
0.187% due 12/20/2054	EUR	1,155	1,454
0.207% due 12/20/2054		118	149
0.354% due 12/20/2054		$118	118
0.749% due 12/20/2054	GBP	3,828	6,186
0.829% due 12/20/2054		1,914	3,096
Granite Mortgages PLC
0.886% due 06/20/2044		1,151	1,865
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033		$234	231
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		43	43
6.014% due 07/10/2038		2,392	2,535

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSR Mortgage Loan Trust
2.660% due 09/25/2035		$594	$601
5.002% due 11/25/2035		302	300
6.000% due 05/25/2037		1,368	1,301
HarborView Mortgage Loan Trust
0.403% due 01/19/2036		1,072	756
0.423% due 03/19/2035		5,095	4,843
IndyMac Mortgage Loan Trust
0.355% due 11/25/2046		24,647	17,238
2.374% due 01/25/2036		400	338
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		3,126	3,333
5.420% due 01/15/2049		2,744	2,959
5.439% due 01/15/2049		10,804	11,722
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		34	32
Lanark Master Issuer PLC
1.635% due 12/22/2054		4,568	4,629
LB Commercial Mortgage Trust
6.056% due 07/15/2044		10,221	11,245
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		3,058	3,233
Leek Finance PLC
0.453% due 12/21/2038		2,744	2,843
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.594% due 12/15/2030		664	638
Merrill Lynch Mortgage Investors Trust
0.365% due 02/25/2036		333	309
1.572% due 10/25/2035		4,294	4,248
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		600	651
Morgan Stanley Capital Trust
5.380% due 11/14/2042		2,990	3,065
5.610% due 04/15/2049		86	86
Residential Accredit Loans, Inc. Trust
0.340% due 08/25/2036		2,878	2,238
3.566% due 12/25/2035		1,128	960
Sequoia Mortgage Trust
0.364% due 06/20/2036		1,196	1,069
Silenus European Loan Conduit Ltd.
0.348% due 05/15/2019	EUR	16	19
Structured Adjustable Rate Mortgage Loan Trust
0.475% due 10/25/2035		$6,691	5,762
1.518% due 01/25/2035		317	258
2.453% due 08/25/2034		573	567
2.486% due 09/25/2035		418	378
2.489% due 01/25/2035		657	645
2.530% due 08/25/2035		264	249
Structured Asset Mortgage Investments Trust
0.403% due 07/19/2035		173	159
0.435% due 02/25/2036		195	157
Structured Asset Securities Corp. Trust
2.612% due 10/28/2035		241	229
Wachovia Bank Commercial Mortgage Trust
0.234% due 06/15/2020		782	778
5.749% due 07/15/2045		1,598	1,711
Wachovia Mortgage Loan Trust LLC
2.805% due 05/20/2036 ^		916	808
WaMu Mortgage Pass-Through Certificates Trust
0.445% due 10/25/2045		73	71
0.475% due 01/25/2045		433	420
1.115% due 02/25/2046		954	912
1.315% due 11/25/2042		69	68
1.831% due 01/25/2037 ^		1,893	1,644
1.926% due 02/27/2034		195	193
2.176% due 10/25/2046		221	209

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.176% due 12/25/2046		$890	$868
2.476% due 06/25/2037		894	790
Washington Mutual Mortgage Loan Trust
1.314% due 05/25/2041		18	18
Wells Fargo Alternative Loan Trust
2.590% due 07/25/2037		11,866	10,129
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 07/25/2036		4,471	4,366
2.615% due 03/25/2036		467	469

Total Mortgage-Backed Securities (Cost $218,127)			221,825

ASSET-BACKED SECURITIES 5.1%
Ally Auto Receivables Trust
0.200% due 10/15/2015		18,300	18,301
0.480% due 02/15/2017		32,500	32,512
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.975% due 02/25/2034		2,291	2,134
Asset-Backed Funding Certificates Trust
0.375% due 01/25/2037		5,237	3,349
1.205% due 03/25/2034		7,597	5,989
Asset-Backed Securities Corp. Home Equity Loan Trust
0.705% due 09/25/2034		62	62
0.795% due 07/25/2035		500	456
Bacchus Ltd.
0.474% due 01/20/2019		1,881	1,878
Bear Stearns Asset-Backed Securities Trust
0.315% due 08/25/2036		3,427	2,969
0.425% due 06/25/2036		4,800	4,005
0.835% due 10/25/2035		4,800	3,854
Bumper S.A.
1.258% due 02/23/2023	EUR	957	1,212
Citigroup Mortgage Loan Trust, Inc.
0.315% due 09/25/2036		$7,737	5,517
Cornerstone CLO Ltd.
0.454% due 07/15/2021		5,800	5,765
Countrywide Asset-Backed Certificates
0.505% due 04/25/2036		5,596	5,512
Countrywide Home Equity Loan Trust
0.374% due 12/15/2029		1,088	977
Credit Suisse Mortgage Capital Certificates
0.755% due 09/25/2037		9,954	8,838
Credit-Based Asset Servicing and Securitization LLC
0.215% due 11/25/2036		37	21
Duane Street CLO Ltd.
0.484% due 01/11/2021		1,808	1,795
Fremont Home Loan Trust
0.215% due 01/25/2037		18	9
GE Equipment Transportation LLC
0.200% due 06/23/2015		8,773	8,773
GM Financial Leasing Trust
0.250% due 09/21/2015		9,700	9,700
GSAMP Trust
0.395% due 12/25/2035		5,583	5,113
Hillmark Funding
0.484% due 05/21/2021		909	901
Honda Auto Receivables Owner Trust
0.880% due 09/21/2015		61	61
Long Beach Mortgage Loan Trust
0.715% due 10/25/2034		17	16
Morgan Stanley ABS Capital, Inc. Trust
0.405% due 03/25/2037		4,543	2,699
Nash Point CLO
0.548% due 07/25/2022	EUR	760	956
National Collegiate Student Loan Trust
0.395% due 11/27/2028		$4,661	4,572

74	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nob Hill CLO Ltd.
0.484% due 08/15/2018		$139	$139
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		54	55
Residential Asset Mortgage Products Trust
0.315% due 02/25/2037		4,578	4,176
Residential Asset Securities Corp. Trust
0.305% due 08/25/2036		2,403	2,302
SG Mortgage Securities Trust
0.335% due 02/25/2036		15,282	10,283
SLM Private Education Loan Trust
1.204% due 06/15/2023		880	886
3.404% due 05/16/2044		305	324
SLM Student Loan Trust
0.344% due 12/15/2023	EUR	1,813	2,267
Specialty Underwriting & Residential Finance Trust
0.455% due 12/25/2036		$4,900	3,839
SpringCastle America Funding LLC
2.700% due 05/25/2023 (a)		21,200	21,190
Structured Asset Securities Corp. Mortgage Loan Trust
0.365% due 02/25/2037		7,946	7,059
0.475% due 05/25/2037		2,617	2,384
Venture CDO Ltd.
0.452% due 07/22/2021		600	595
Wood Street CLO BV
0.657% due 11/22/2021	EUR	426	535

Total Asset-Backed Securities (Cost $184,979)			193,980

SOVEREIGN ISSUES 11.7%
Autonomous Community of Valencia
4.375% due 07/16/2015		100	130
Export-Import Bank of Korea
4.000% due 01/29/2021		$4,700	4,955
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	14,600	18,726
2.250% due 05/15/2016		16,400	21,346
2.750% due 12/01/2015		10,900	14,168
3.000% due 11/01/2015		1,600	2,080
3.750% due 08/01/2015		3,600	4,679
3.750% due 04/15/2016		28,000	37,207
3.750% due 08/01/2016		8,100	10,858
4.500% due 07/15/2015		11,700	15,277
4.750% due 05/01/2017		44,900	62,849
5.250% due 08/01/2017		14,600	20,846
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2015		5,600	7,045
0.000% due 04/29/2016		21,900	27,492
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,000	2,073
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	5,696	454
5.000% due 06/16/2016 (d)		11,497	930
9.500% due 12/18/2014		668,000	50,467

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Qatar Government International Bond
5.250% due 01/20/2020		$3,600	$4,055
Spain Government International Bond
3.150% due 01/31/2016	EUR	4,100	5,380
3.300% due 07/30/2016		40,500	53,970
3.750% due 10/31/2015		23,900	31,342
3.800% due 01/31/2017		5,100	6,957
4.250% due 10/31/2016		31,800	43,432

Total Sovereign Issues (Cost $475,722)			446,718

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		80,000	0

Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.6%

CERTIFICATES OF DEPOSIT 3.7%
Banco Bilbao Vizcaya Argentaria S.A.
1.081% due 05/16/2016		$8,000	8,029
Bank of Nova Scotia
0.000% due 02/10/2015	CAD	36,200	32,020
Credit Suisse
0.465% due 03/17/2015		$2,300	2,300
0.475% due 03/31/2015		32,600	32,601
Intesa Sanpaolo SpA
1.650% due 04/07/2015		31,100	31,255
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		3,800	3,796
Royal Bank of Canada
1.370% due 05/07/2015	CAD	33,800	30,198

			140,199

COMMERCIAL PAPER 1.5%
Entergy Corp.
0.900% due 10/02/2014		$12,000	12,000
Ford Motor Credit Co.
0.630% due 02/02/2015		4,700	4,691
Glencore Funding LLC
0.690% due 10/03/2014		26,200	26,199
NiSource Finance Corp.
0.620% due 10/01/2014		14,400	14,400
Vodafone Group PLC
0.600% due 06/29/2015		1,300	1,295

			58,585

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (f) 0.8%
			$29,505

SHORT-TERM NOTES 0.5%
Porsche Innovative Lease Owner Trust
0.190% due 09/21/2015		$19,100	19,102

GREECE TREASURY BILLS 0.5%
2.456% due 11/07/2014 - 11/14/2014 (c)	EUR	15,200	19,149

JAPAN TREASURY BILLS 2.9%
(0.005%) due 01/08/2015 - 03/10/2015 (c)	JPY	12,280,000	111,965

MEXICO TREASURY BILLS 4.6%
2.947% due 11/13/2014 - 03/05/2015 (c)	MXN	2,350,477	173,624

SLOVENIA TREASURY BILLS 0.1%
0.761% due 04/09/2015	EUR	1,800	2,272

Total Short-Term Instruments (Cost $563,229)			554,401

Total Investments in Securities (Cost $3,092,374)			3,059,590

		SHARES
INVESTMENTS IN AFFILIATES 25.1%

SHORT-TERM INSTRUMENTS 25.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.1%
PIMCO Short-Term Floating NAV Portfolio III		95,557,391	954,714

Total Short-Term Instruments (Cost $954,725)			954,714

Total Investments in Affiliates (Cost $954,725)			954,714

Total Investments 105.4% (Cost $4,047,099)			$4,014,304

Financial Derivative Instruments (g)(j) 2.2% (Cost or Premiums, net $(1,184))			85,239

Other Assets and Liabilities, net (7.6%)			(292,026)

Net Assets 100.0%			$3,807,517

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	75

Schedule of Investments PIMCO Fundamental IndexPLUS® AR Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
RYL	0.070%	09/18/2014	10/02/2014	$28,800	U.S. Treasury Notes 2.000% due 01/31/2016	$(29,392)	$28,800	$28,801
SSB	0.000%	09/30/2014	10/01/2014	705	U.S. Treasury Notes 1.500% due 02/28/2019	(721)	705	705

Total Repurchase Agreements						$(30,113)	$29,505	$29,506

(1)	Includes accrued interest.

As of September 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $86,784 at a weighted average interest rate of (0.211%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
RYL	$28,801	$0	$0	$0	$28,801	$(29,392)	$(591)
SSB	705	0	0	0	705	(721)	(16)

Master Securities Forward Transaction Agreement
JPS	0	0	0	0	0	(10)	(10)

Total Borrowings and Other Financing Transactions	$29,506	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,890.000	10/18/2014	182	$(570)	$(123)
Call - CBOE S&P 500 Index	2,025.000	10/18/2014	182	(200)	(43)

Total Written Options				$(770)	$(166)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	4,862	$(540)	$0	$(122)
90-Day Eurodollar June Futures	Long	06/2016	1,650	(61)	0	(82)
90-Day Eurodollar September Futures	Long	09/2016	286	(102)	0	(14)
U.S. Treasury 5-Year Note December Futures	Long	12/2014	1,655	(410)	0	(78)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	5,280	(4,283)	0	(660)

Total Futures Contracts				$(5,396)	$0	$(956)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$29,100	$474	$12	$33	$0

76	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$	14,500	$(175)	$(157)	$0	$(3)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		7,200	52	40	0	(1)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		23,400	1,889	1,034	128	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		145,400	(10,116)	(19,190)	871	0
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	15,300	35	0	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		134,700	118	(7)	9	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		18,000	35	(2)	1	0
Pay	28-Day MXN-TIIE	5.000%	06/11/2018		16,800	4	0	2	0
Pay	28-Day MXN-TIIE	5.750%	09/02/2022		4,400	(8)	(2)	1	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034		301,000	(765)	(617)	35	0

						$(8,931)	$(18,901)	$1,047	$(4)

Total Swap Agreements						$(8,457)	$(18,889)	$1,080	$(4)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(h)	Securities with an aggregate market value of $5,858 have been pledged as collateral as of September 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(i)	Securities with an aggregate market value of $23,277 and cash of $2,765 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability (4)			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$1,080	$1,080	$ (166)	$ (961)		$(4)	$(1,131)

(4)	Unsettled variation margin liability of $(5) for closed futures is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		EUR	892	$		1,162	$35	$0
	10/2014	$		307,360		EUR	241,175	0	(2,744)
	10/2014			61,676		GBP	37,712	0	(539)
	11/2014		EUR	236,181	$		300,958	2,586	0
	11/2014		GBP	37,712			61,659	540	0
	11/2014		MXN	101,859			7,739	177	0
	12/2014	$		1,076		MXN	14,097	0	(32)
	02/2015		JPY	140,001	$		1,308	29	0
	03/2015			2,930,272			27,359	597	0
	05/2015		CAD	33,346			30,379	757	0
	06/2015		EUR	16,763			22,791	1,569	0
	06/2015	$		1,231		EUR	942	0	(38)
	06/2016		EUR	47,448	$		64,963	4,199	0
	06/2016	$		2,775		EUR	2,055	0	(144)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	77

Schedule of Investments PIMCO Fundamental IndexPLUS® AR Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BPS	12/2014		MXN	589,815	$		44,799	$1,103	$0
	12/2014	$		6,093		MXN	81,496	0	(57)
	01/2015		MXN	699,245	$		52,747	1,075	0
	02/2015			349,849			26,343	524	0
	02/2015	$		14,614		MXN	192,979	0	(367)
	03/2015		MXN	113,579	$		8,487	118	0
	06/2015		EUR	7,559			10,251	682	0
	06/2015	$		20,272		EUR	15,117	0	(1,134)

BRC	10/2014		EUR	1,482	$		1,953	81	0
	10/2014		TRY	2,113			964	39	0
	10/2014	$		20,191		EUR	15,394	0	(747)
	10/2014			960		TRY	2,113	0	(35)
	06/2015		EUR	9,566	$		12,996	886	0
	06/2015	$		1,957		EUR	1,482	0	(80)
	06/2016		EUR	8,931	$		12,281	838	0

CBK	10/2014		CAD	868			787	12	0
	10/2014		EUR	290,296			382,607	15,949	0
	10/2014	$		24,258		EUR	18,597	0	(769)
	12/2014		MXN	58,876	$		4,459	96	0
	02/2015		CAD	35,853			32,730	817	0
	02/2015		MXN	220,823			16,721	418	0
	06/2015		EUR	8,253			11,282	833	0
	06/2015	$		7,005		EUR	5,295	0	(302)

DUB	10/2014		EUR	4,512	$		5,851	152	0
	10/2014		JPY	1,594,000			14,937	403	0
	06/2015	$		5,867		EUR	4,512	0	(155)
	02/2016		EUR	4,950	$		6,661	354	0
	06/2016			4,915			6,730	436	0
	06/2016	$		7,507		EUR	5,554	0	(395)

FBF	10/2014			7,180			5,447	0	(301)
	11/2014		MXN	417,236	$		31,683	722	0
	12/2014			96,593			7,296	141	0
	01/2015		JPY	9,191,029			84,462	570	0
	06/2015		EUR	13,793			18,721	1,259	0
	06/2015	$		26,446		EUR	19,734	0	(1,463)

GLM	10/2014		JPY	3,262,558	$		31,341	1,594	0
	10/2014	$		16,502		EUR	12,581	0	(611)
	10/2014			6,329		MXN	82,546	0	(191)
	11/2014		MXN	42,096	$		3,189	64	0
	12/2014			337,759			25,543	524	0
	06/2015	$		10,059		EUR	7,564	0	(482)

HUS	10/2014			8,646			6,642	0	(256)

JPM	10/2014		JPY	2,653,900	$		25,010	812	0
	10/2014	$		68,998		JPY	7,510,458	0	(519)
	11/2014		JPY	7,510,458	$		69,015	520	0
	11/2014	$		1,520		GBP	932	0	(10)
	12/2014			10,302		MXN	135,000	0	(303)
	06/2015			13,193		EUR	9,867	0	(701)

MSB	10/2014		BRL	13,890	$		6,073	399	0
	10/2014		GBP	37,712			62,546	1,409	0
	10/2014	$		5,667		BRL	13,890	8	0
	06/2015		EUR	11,681	$		16,013	1,224	0
	06/2016			12,541			17,248	1,189	0

NAB	06/2015			18,909			25,672	1,733	0
	06/2016			27,262			37,433	2,514	0
	07/2016			25,501			34,595	1,884	0

UAG	10/2014		BRL	13,890			5,667	0	(8)
	10/2014		EUR	2,654			3,490	138	0
	10/2014	$		5,910		BRL	13,890	0	(236)
	11/2014		BRL	13,890	$		5,858	234	0
	06/2015	$		3,498		EUR	2,654	0	(138)

Total Forward Foreign Currency Contracts								$52,243	$(12,757)

78	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

PURCHASED OPTIONS:

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
GST	Call - OTC S&P 500 Index	2,025.000	10/17/2014	$	18	$235	$43

JPM	Put - OTC S&P 500 Index	1,890.000	10/17/2014		18	112	112

Total Purchased Options						$347	$155

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$	1,600	$(89)	$(46)

DUB	Put - OTC AUD versus USD	$	0.855	10/30/2014	AUD	12,996	(51)	(51)

							$(140)	$(97)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	500	(7)	0

						$(18)	$0

Total Written Options						$(158)	$(97)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD	Premiums
Balance at Beginning of Period	1,505	$13,500	AUD 0	$(3,947)
Sales	3,167	1,162,800	12,996	(11,807)
Closing Buys	(4,308)	(13,000)	0	11,522
Expirations	0	(775,000)	0	1,657
Exercised	0	(384,900)	0	1,647

Balance at End of Period	364	$3,400	AUD 12,996	$(928)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	$ 100	$31	$2	$33	$0

BRC	Venezuela Government International Bond	(5.000%	)	06/20/2015	20.736%	200	25	(4)	21	0

HUS	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	100	31	1	32	0

JPM	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	100	30	3	33	0

							$117	$2	$119	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.950%	04/20/2016	0.797%	$ 300	$0	$8	$8	$0
	Brazil Government International Bond	1.000%	12/20/2016	0.946%	13,300	(154)	173	19	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	2.550%	9,100	(130)	(4)	0	(134)
	General Electric Capital Corp.	1.000%	09/20/2016	0.325%	2,400	(56)	89	33	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%	6,300	(113)	124	11	0
	MetLife, Inc.	1.000%	12/20/2014	0.081%	700	(13)	14	1	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%	1,800	(4)	27	23	0
	Republic of Korea	1.000%	09/20/2022	0.787%	1,000	14	1	15	0

BPS	Republic of Korea	1.000%	09/20/2022	0.787%	500	8	0	8	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	79

Schedule of Investments PIMCO Fundamental IndexPLUS® AR Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BRC	Brazil Government International Bond	1.000%	03/20/2016	0.768%	$ 300	$(2)	$3	$1	$0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%	800	(1)	3	2	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.325%	1,800	20	4	24	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.546%	500	(8)	12	4	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%	400	0	0	0	0
	Mexico Government International Bond	1.000%	03/20/2015	0.266%	500	(11)	13	2	0
	Russia Government International Bond	1.000%	09/20/2015	2.089%	12,300	(110)	(17)	0	(127)

CBK	Berkshire Hathaway Finance Corp.	1.000%	09/20/2016	0.204%	1,400	(10)	33	23	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	2.550%	8,700	(105)	(23)	0	(128)
	Italy Government International Bond	1.000%	06/20/2017	0.652%	4,000	23	15	38	0
	Mexico Government International Bond	1.000%	03/20/2015	0.266%	400	(9)	11	2	0
	Russia Government International Bond	1.000%	09/20/2015	2.089%	7,900	(93)	11	0	(82)

DUB	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.204%	1,000	16	0	16	0
	Export-Import Bank of China	1.000%	06/20/2017	0.665%	100	(4)	5	1	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%	1,200	15	(6)	9	0
	Italy Government International Bond	1.000%	09/20/2016	0.519%	800	6	2	8	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%	5,500	(90)	108	18	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%	4,200	(54)	61	7	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%	1,600	(1)	1	0	0
	JPMorgan Chase & Co.	1.000%	09/20/2016	0.319%	1,800	23	2	25	0
	Mexico Government International Bond	1.000%	03/20/2016	0.357%	800	(6)	14	8	0
	Mexico Government International Bond	1.000%	06/20/2016	0.387%	1,900	5	16	21	0
	Russia Government International Bond	1.000%	09/20/2015	2.089%	600	(7)	1	0	(6)
	Spain Government International Bond	1.000%	06/20/2019	0.727%	20,900	(1)	265	264	0

FBF	Brazil Government International Bond	1.000%	06/20/2016	0.845%	1,700	(2)	7	5	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%	9,700	(24)	148	124	0

GST	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	2.550%	2,300	(29)	(5)	0	(34)
	Italy Government International Bond	1.000%	06/20/2017	0.652%	800	5	3	8	0
	Japan Government International Bond	1.000%	12/20/2015	0.115%	2,800	(26)	57	31	0
	MetLife, Inc.	1.000%	03/20/2015	0.081%	2,000	(121)	130	9	0
	Mexico Government International Bond	1.000%	03/20/2016	0.357%	7,100	(219)	289	70	0
	Spain Government International Bond	1.000%	06/20/2019	0.727%	9,200	4	112	116	0

HUS	Brazil Government International Bond	1.000%	06/20/2015	0.574%	300	(8)	9	1	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%	600	(6)	8	2	0
	Brazil Government International Bond	1.000%	03/20/2016	0.768%	500	(2)	4	2	0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%	5,800	(155)	172	17	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.546%	200	(3)	5	2	0
	Italy Government International Bond	1.000%	09/20/2016	0.519%	1,500	11	3	14	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%	5,500	(92)	110	18	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%	1,800	(13)	16	3	0
	Mexico Government International Bond	1.000%	12/20/2016	0.426%	100	1	0	1	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%	600	(2)	9	7	0

JPM	Brazil Government International Bond	1.000%	06/20/2015	0.574%	1,000	(11)	14	3	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%	100	(1)	1	0	0
	Spain Government International Bond	1.000%	06/20/2019	0.727%	11,700	(6)	154	148	0

MYC	China Government International Bond	1.000%	06/20/2016	0.317%	1,500	(46)	64	18	0
	Italy Government International Bond	1.000%	06/20/2017	0.652%	2,300	8	14	22	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%	2,800	(46)	55	9	0
	Mexico Government International Bond	1.000%	03/20/2016	0.357%	1,400	(9)	23	14	0
	Republic of Korea	1.000%	09/20/2022	0.787%	200	3	0	3	0
	Spain Government International Bond	1.000%	06/20/2019	0.727%	5,400	11	58	69	0

SOG	United Kingdom Gilt	1.000%	03/20/2015	0.031%	300	1	0	1	0

UAG	Brazil Government International Bond	1.000%	09/20/2015	0.628%	500	(5)	7	2	0

						$(1,634)	$2,433	$1,310	$(511)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$4,136	$242	$(168)	$74	$0

DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	846	110	(95)	15	0

GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	675	0	9	9	0

HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	9,400	681	(513)	168	0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	1,543	0	22	22	0

MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	658	74	(62)	12	0

					$1,107	$(807)	$300	$0

80	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	2,200	$2	$(50)	$0	$(48)

BRC	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	36,100	6	25	31	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		4,600	(1)	(7)	0	(8)

DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	1,000	4	(26)	0	(22)

GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017		1,200	0	(27)	0	(27)

HUS	Pay	1-Year BRL-CDI	8.950%	01/02/2017		2,300	0	(55)	0	(55)
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	400	0	1	1	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		6,000	(2)	14	12	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		50,000	(80)	92	12	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0

JPM	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	23,000	(50)	(45)	0	(95)
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023	MXN	18,000	(46)	28	0	(18)

MYC	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		15,200	(25)	28	3	0

UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	1,600	0	(39)	0	(39)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022	MXN	5,000	(1)	(7)	0	(8)

							$(193)	$(68)	$59	$(320)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	ERAUSLT Index	254,601	1-Month USD-LIBOR plus a specified spread	01/15/2015	$56,132		$(876)	$0	$(876)
	Receive	ERAUSLT Index	1,479,023	1-Month USD-LIBOR plus a specified spread	05/29/2015	329,704		(8,751)	1	(8,752)

BPS	Receive	ERAUSLT Index	1,587,684	1-Month USD-LIBOR plus a specified spread	06/15/2015	330,515		14,084	14,084	0

BRC	Receive	ERAUSLT Index	771,527	1-Month USD-LIBOR plus a specified spread	09/30/2014	137,752		0	0	0
	Receive	ERAUSLT Index	1,429,078	1-Month USD-LIBOR plus a specified spread	10/31/2014	318,570		(8,469)	0	(8,469)
	Receive	ERAUSLT Index	5,642,270	1-Month USD-LIBOR plus a specified spread	04/28/2015	1,175,748		48,625	48,625	0

CBK	Receive	ERAUSLT Index	1,022,378	1-Month USD-LIBOR plus a specified spread	10/15/2014	225,404		(3,497)	0	(3,497)

DUB	Receive	ERAUSLT Index	614,603	1-Month USD-LIBOR plus a specified spread	08/27/2015	135,941		(2,550)	0	(2,550)

JPM	Receive	ERAUSLT Index	2,198,769	1-Month USD-LIBOR plus a specified spread	01/15/2015	484,763		(7,560)	0	(7,560)
	Receive	ERAUSLT Index	1,479,728	1-Month USD-LIBOR plus a specified spread	02/17/2015	301,221		19,932	19,932	0
	Receive	ERAUSLT Index	1,793,813	1-Month USD-LIBOR plus a specified spread	04/15/2015	395,482		(6,149)	0	(6,149)

								$44,789	$82,642	$(37,853)

Total Swap Agreements							$(603)	$46,349	$84,430	$(38,684)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	81

Schedule of Investments PIMCO Fundamental IndexPLUS® AR Fund (Cont.)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(k)	Securities with an aggregate market value of $2,207 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
BOA	$10,489	$0	$144	$10,633	$(3,497)	$(46)	$(9,810)	$(13,353)	$(2,720)	$1,423	$(1,297)
BPS	3,502	0	14,092	17,594	(1,558)	0	0	(1,558)	16,036	(18,940)	(2,904)
BRC	1,844	0	48,784	50,628	(862)	0	(8,604)	(9,466)	41,162	(79,793)	(38,631)
CBK	18,125	0	63	18,188	(1,071)	0	(3,707)	(4,778)	13,410	(11,890)	1,520
DUB	1,345	0	392	1,737	(550)	(51)	(2,578)	(3,179)	(1,442)	784	(658)
FBF	2,692	0	129	2,821	(1,764)	0	0	(1,764)	1,057	(650)	407
GLM	2,182	0	0	2,182	(1,284)	0	(27)	(1,311)	871	(1,000)	(129)
GST	0	43	243	286	0	0	(34)	(34)	252	(260)	(8)
HUS	0	0	292	292	(256)	0	(55)	(311)	(19)	(200)	(219)
JPM	1,332	112	20,138	21,582	(1,533)	0	(13,822)	(15,355)	6,227	(11,772)	(5,545)
MSB	4,229	0	0	4,229	0	0	0	0	4,229	(3,870)	359
MYC	0	0	150	150	0	0	0	0	150	(317)	(167)
NAB	6,131	0	0	6,131	0	0	0	0	6,131	(5,720)	411
SOG	0	0	1	1	0	0	0	0	1	0	1
UAG	372	0	2	374	(382)	0	(47)	(429)	(55)	0	(55)

Total Over the Counter	$52,243	$155	$84,430	$136,828	$(12,757)	$(97)	$(38,684)	$(51,538)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$33	$0	$0	$1,047	$1,080

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$52,243	$0	$52,243
Purchased Options	0	0	155	0	0	155
Swap Agreements	0	1,729	82,642	0	59	84,430

	$0	$1,729	$82,797	$52,243	$59	$136,828

	$0	$1,762	$82,797	$52,243	$1,106	$137,908

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$166	$0	$0	$166
Futures	0	0	0	0	961	961
Swap Agreements	0	0	0	0	4	4

	$0	$0	$166	$0	$965	$1,131

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,757	$0	$12,757
Written Options	0	0	0	97	0	97
Swap Agreements	0	511	37,853	0	320	38,684

	$0	$511	$37,853	$12,854	$320	$51,538

	$0	$511	$38,019	$12,854	$1,285	$52,669

82	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$4,174	$0	$0	$4,174
Futures	0	0	0	0	5,493	5,493
Swap Agreements	0	1,190	0	0	(3,224)	(2,034)

	$0	$1,190	$4,174	$0	$2,269	$7,633

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,652	$0	$16,652
Written Options	0	10	411	0	1,648	2,069
Swap Agreements	0	581	210,850	0	2,062	213,493

	$0	$591	$211,261	$16,652	$3,710	$232,214

	$0	$1,781	$215,435	$16,652	$5,979	$239,847

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$(19)	$0	$0	$(19)
Futures	0	0	0	0	(6,888)	(6,888)
Swap Agreements	0	(475)	0	0	(12,036)	(12,511)

	$0	$(475)	$(19)	$0	$(18,924)	$(19,418)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$41,855	$0	$41,855
Purchased Options	0	0	(193)	0	0	(193)
Written Options	0	(4)	0	37	1	34
Swap Agreements	0	771	(68,231)	0	(1)	(67,461)

	$0	$767	$(68,424)	$41,892	$0	$(25,765)

	$0	$292	$(68,443)	$41,892	$(18,924)	$(45,183)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$12,062	$0	$12,062
Corporate Bonds & Notes
Banking & Finance	0	659,000	0	659,000
Industrials	0	250,142	0	250,142
Utilities	0	119,388	0	119,388
Municipal Bonds & Notes
New York	0	13,200	0	13,200
Ohio	0	1,801	0	1,801
U.S. Government Agencies	0	301,553	0	301,553
U.S. Treasury Obligations	0	285,520	0	285,520
Mortgage-Backed Securities	0	207,858	13,967	221,825
Asset-Backed Securities	0	172,790	21,190	193,980
Sovereign Issues	0	446,718	0	446,718
Short-Term Instruments
Certificates of Deposit	0	140,199	0	140,199
Commercial Paper	0	58,585	0	58,585
Repurchase Agreements	0	29,505	0	29,505
Short-Term Notes	0	19,102	0	19,102
Greece Treasury Bills	0	19,149	0	19,149
Japan Treasury Bills	0	111,965	0	111,965
Mexico Treasury Bills	0	173,624	0	173,624
Slovenia Treasury Bills	0	2,272	0	2,272
	$0	$3,024,433	$35,157	$3,059,590

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$954,714	$0	$0	$954,714

Total Investments	$954,714	$3,024,433	$35,157	$4,014,304

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,080	0	1,080
Over the counter	112	136,716	0	136,828
	$112	$137,796	$0	$137,908

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(956)	(170)	0	(1,126)
Over the counter	0	(51,538)	0	(51,538)
	$(956)	$(51,708)	$0	$(52,664)

Totals	$953,870	$3,110,521	$35,157	$4,099,548

There were assets and liabilities valued at $48,625 transferred from Level 1 to Level 2 during the period ended September 30, 2014. There were no significant assets and liabilities transferred from Level 2 to Level 1 during the period ended September 30, 2014. There were no significant transfers between Level 2 and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	83

Schedule of Investments PIMCO International Fundamental IndexPLUS® AR Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.2%

BANK LOAN OBLIGATIONS 0.3%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$4,436	$4,448
OGX
TBD% - 8.000% due 04/11/2015		144	119
Valeant Pharmaceuticals International, Inc.
3.750% due 12/11/2019		2,132	2,111

Total Bank Loan Obligations (Cost $6,663)			6,678

CORPORATE BONDS & NOTES 23.2%

BANKING & FINANCE 15.1%
Ally Financial, Inc.
2.434% due 12/01/2014		600	599
2.500% due 03/15/2017 (g)		5,000	4,994
2.750% due 01/30/2017		6,200	6,091
3.125% due 01/15/2016		800	804
3.500% due 07/18/2016		2,400	2,433
4.625% due 06/26/2015		2,600	2,643
5.500% due 02/15/2017		900	938
6.750% due 12/01/2014		3,600	3,628
8.300% due 02/12/2015		1,200	1,227
Aviation Loan Trust
2.344% due 12/15/2022		6,516	6,109
AyT Cedulas Cajas Fondo de Titulizacion de Activos
3.750% due 03/31/2015	EUR	5,100	6,553
Banca Carige SpA
3.750% due 11/25/2016		7,900	10,598
3.875% due 10/24/2018		6,250	8,709
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016		3,500	4,797
5.000% due 02/09/2019		600	865
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (f)		$18,000	19,170
Banco Espirito Santo S.A.
5.000% due 04/23/2019	EUR	400	477
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)		10,100	13,937
Banco Santander Chile
1.834% due 01/19/2016		$100	101
Bank of America Corp.
1.105% due 04/01/2019		2,000	2,013
1.303% due 03/22/2018		1,700	1,733
2.650% due 04/01/2019		400	400
6.000% due 09/01/2017		2,500	2,786
Bank of America N.A.
0.654% due 05/08/2017		1,400	1,401
Bankia S.A.
3.500% due 12/14/2015	EUR	7,700	10,106
3.625% due 10/05/2016		6,500	8,747
4.250% due 07/05/2016		10,000	13,511
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	200	420
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$1,800	2,096
BPCE S.A.
0.865% due 06/17/2017		8,900	8,939
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	400	517
Caixa Economica Federal
4.250% due 05/13/2019		$2,000	1,995
CIT Group, Inc.
4.750% due 02/15/2015		3,700	3,744
5.000% due 05/15/2017		1,500	1,541

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Agricole S.A.
0.780% due 06/12/2017		$10,900	$10,920
Crown Castle International Corp.
5.250% due 01/15/2023		2,300	2,288
Depfa ACS Bank
3.875% due 11/14/2016	EUR	2,000	2,721
DNB Bank ASA
3.200% due 04/03/2017		$2,600	2,716
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		816	868
Eksportfinans ASA
2.000% due 09/15/2015		3,100	3,104
2.375% due 05/25/2016		650	652
3.000% due 11/17/2014		500	502
5.500% due 05/25/2016		400	423
5.500% due 06/26/2017		1,800	1,946
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	3,800	6,019
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		$500	507
3.000% due 06/12/2017		2,100	2,169
7.000% due 04/15/2015		550	569
8.700% due 10/01/2014		1,700	1,700
General Electric Capital Corp.
3.800% due 06/18/2019		2,800	2,986
General Motors Financial Co., Inc.
2.625% due 07/10/2017		500	503
2.750% due 05/15/2016		900	908
3.250% due 05/15/2018		2,500	2,531
GMAC International Finance BV
7.500% due 04/21/2015	EUR	2,000	2,613
Goldman Sachs Group, Inc.
7.500% due 02/15/2019		$400	478
HBOS PLC
6.750% due 05/21/2018		400	453
Hospitality Properties Trust
5.000% due 08/15/2022		800	844
HSBC Holdings PLC
4.875% due 01/14/2022		900	1,003
International Lease Finance Corp.
4.875% due 04/01/2015		1,200	1,220
5.750% due 05/15/2016		700	733
6.750% due 09/01/2016		500	541
7.125% due 09/01/2018		500	564
8.625% due 09/15/2015		1,700	1,800
8.750% due 03/15/2017		400	447
Intesa Sanpaolo SpA
3.125% due 01/15/2016		3,100	3,172
JPMorgan Chase & Co.
0.784% due 04/25/2018		1,700	1,710
4.400% due 07/22/2020		2,100	2,265
6.000% due 01/15/2018		2,500	2,815
LBG Capital PLC
7.625% due 10/14/2020	EUR	950	1,309
15.000% due 12/21/2019		300	570
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		$100	148
Morgan Stanley
5.450% due 01/09/2017		2,300	2,500
5.500% due 01/26/2020		500	561
6.625% due 04/01/2018		3,000	3,439
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	300	396
Navient LLC
3.875% due 09/10/2015		$1,300	1,315
4.875% due 06/17/2019		2,600	2,606
5.000% due 04/15/2015		1,700	1,730

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 01/25/2017		$700	$734
6.250% due 01/25/2016		400	416
8.450% due 06/15/2018		2,800	3,157
Novo Banco S.A.
3.375% due 02/17/2016	EUR	7,000	8,922
Prudential Covered Trust
2.997% due 09/30/2015		$2,625	2,680
Rabobank Group
3.875% due 02/08/2022		2,000	2,111
6.875% due 03/19/2020	EUR	3,650	5,492
Rio Oil Finance Trust
6.250% due 07/06/2024		$4,100	4,236
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	291
Shinsei Bank Ltd.
7.375% due 09/14/2020		3,200	4,268
SL Green Realty Corp.
4.500% due 12/01/2022		$3,100	3,121
5.000% due 08/15/2018		3,500	3,775
Standard Chartered PLC
3.200% due 05/12/2016		3,300	3,418
3.850% due 04/27/2015		1,900	1,937
5.500% due 11/18/2014		400	403
Toronto-Dominion Bank
2.125% due 07/02/2019		10,800	10,702
Trafford Centre Finance Ltd.
0.758% due 07/28/2015	GBP	56	91
Vesey Street Investment Trust
4.404% due 09/01/2016		$400	424
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	1,200	2,016
Weyerhaeuser Co.
7.375% due 10/01/2019		$2,850	3,449
WM Covered Bond Program
4.000% due 11/26/2016	EUR	10,000	13,590

			309,119

INDUSTRIALS 6.7%
ADT Corp.
4.875% due 07/15/2042		$2,619	2,184
Altria Group, Inc.
9.250% due 08/06/2019		464	605
Amgen, Inc.
0.835% due 05/22/2019		3,400	3,422
2.200% due 05/22/2019		5,600	5,545
Ashland, Inc.
3.000% due 03/15/2016		2,100	2,110
Boston Scientific Corp.
6.000% due 01/15/2020		2,100	2,398
California Resources Corp.
5.000% due 01/15/2020 (c)		16,000	16,280
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		3,100	3,297
Cellco Partnership
8.500% due 11/15/2018		578	719
Cemex S.A.B. de C.V.
4.984% due 10/15/2018		600	638
9.500% due 06/15/2018		2,700	3,020
CNH Industrial Capital LLC
3.875% due 11/01/2015		400	405
DISH DBS Corp.
6.625% due 10/01/2014		1,800	1,800
7.125% due 02/01/2016		800	850
7.750% due 05/31/2015		600	622
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		200	216

84	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GenCorp, Inc.
7.125% due 03/15/2021		$1,500	$1,624
HCA Holdings, Inc.
7.750% due 05/15/2021		7,500	8,034
HCA, Inc.
6.375% due 01/15/2015		1,100	1,112
7.190% due 11/15/2015		100	105
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	5,900	7,372
Kraft Foods Group, Inc.
1.625% due 06/04/2015		$400	403
MGM Resorts International
6.625% due 07/15/2015		540	556
6.875% due 04/01/2016		300	318
7.500% due 06/01/2016		800	856
7.625% due 01/15/2017		1,100	1,199
10.000% due 11/01/2016		1,200	1,359
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,900	1,921
OGX Austria GmbH
8.500% due 06/01/2018 ^		3,900	176
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		3,300	3,347
Rock-Tenn Co.
4.900% due 03/01/2022		900	966
Rogers Communications, Inc.
6.800% due 08/15/2018		2,300	2,696
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		4,425	4,491
5.750% due 05/15/2024		15,775	16,071
Schaeffler Finance BV
4.250% due 05/15/2018	EUR	1,800	2,349
4.250% due 05/15/2021		$14,000	13,510
7.750% due 02/15/2017	EUR	3,200	4,555
Seadrill Ltd.
6.125% due 09/15/2017		$400	401
Transocean, Inc.
6.000% due 03/15/2018		2,300	2,482
Tyson Foods, Inc.
4.500% due 06/15/2022		1,400	1,486
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		1,669	1,869
United Rentals North America, Inc.
5.750% due 07/15/2018		1,900	1,990
UPCB Finance Ltd.
6.375% due 07/01/2020	EUR	2,400	3,199
7.625% due 01/15/2020		2,100	2,792
Viacom, Inc.
4.250% due 09/01/2023		$2,700	2,787
Wynn Macau Ltd.
5.250% due 10/15/2021		2,800	2,716
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	900	1,186

			138,039

UTILITIES 1.4%
AES Corp.
3.234% due 06/01/2019		$5,000	4,937
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	500	672
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		$5,000	5,005
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		175	181

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petrobras Global Finance BV
2.374% due 01/15/2019		$300	$301
3.115% due 03/17/2020		2,400	2,450
Puget Energy, Inc.
5.625% due 07/15/2022		1,800	2,069
Sinopec Group Overseas Development Ltd.
1.014% due 04/10/2017		1,600	1,603
1.750% due 04/10/2017		2,800	2,794
Sprint Communications, Inc.
6.000% due 12/01/2016		1,600	1,686
9.125% due 03/01/2017		1,700	1,921
Telefonica Europe BV
6.500% due 09/18/2018 (f)	EUR	900	1,237
Verizon Communications, Inc.
2.625% due 02/21/2020		$1,502	1,485
4.862% due 08/21/2046		452	454
5.150% due 09/15/2023		2,000	2,214
6.400% due 09/15/2033		437	533

			29,542

Total Corporate Bonds & Notes (Cost $484,568)			476,700

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		150	183

COLORADO 0.0%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037		500	669

ILLINOIS 0.0%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029		500	601

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039		2,800	3,749
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040		150	175

			3,924

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041		1,800	2,580
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111		300	312

			2,892

Total Municipal Bonds & Notes (Cost $7,801)			8,269

U.S. GOVERNMENT AGENCIES 9.8%
Fannie Mae
0.000% due 08/25/2039 (b)		3,673	3,347
0.485% due 04/25/2037		85	86
0.505% due 07/25/2037		44	44
0.525% due 05/25/2037		59	60

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.675% due 10/25/2040		$168	$170
0.705% due 09/25/2041		958	968
2.310% due 08/01/2022		6,800	6,649
2.790% due 05/01/2022		4,660	4,703
2.900% due 06/01/2020		3,668	3,765
2.910% due 09/01/2022		2,393	2,424
3.500% due 05/01/2019 - 10/01/2029		128,075	134,649
4.000% due 10/01/2044		10,000	10,540
5.000% due 08/01/2033		167	185
5.500% due 03/01/2028		38	42
5.696% due 03/25/2041 (a)		15,290	2,983
5.896% due 03/25/2037 (a)		1,490	190
5.946% due 04/25/2037 (a)		3,754	484
5.996% due 11/25/2039 (a)		741	95
6.000% due 08/01/2023 - 04/01/2041		1,447	1,589
6.226% due 03/25/2037 (a)		1,726	256
6.246% due 05/25/2037 (a)		3,956	565
6.546% due 03/25/2036 (a)		9,269	1,462
6.596% due 05/25/2036 (a)		2,530	292
6.636% due 04/25/2037 (a)		6,736	999
7.046% due 02/25/2037 (a)		765	122
7.496% due 07/25/2033 (a)		467	99
9.806% due 11/25/2040		4	5
12.027% due 01/25/2041		5,985	7,284
25.942% due 12/25/2036		708	1,055
Freddie Mac
0.454% due 05/15/2037		52	52
0.474% due 02/15/2037		580	581
0.604% due 06/15/2042		3,934	3,958
0.674% due 12/15/2041		896	905
0.704% due 01/15/2042		2,471	2,495
1.255% due 07/15/2042		1,952	1,939
5.000% due 04/15/2041		1,624	1,848
5.500% due 03/15/2034		729	810
6.316% due 07/15/2036 (a)		6,698	1,001
6.416% due 09/15/2036 (a)		1,256	185
6.546% due 04/15/2036 (a)		3,716	524
10.553% due 02/15/2040		169	178
12.739% due 02/15/2041		3	3
14.086% due 09/15/2041		602	794
NCUA Guaranteed Notes
0.526% due 11/06/2017		402	403

Total U.S. Government Agencies (Cost $203,211)			200,788

U.S. TREASURY OBLIGATIONS 11.0%
U.S. Treasury Inflation Protected Securities (e)
2.375% due 01/15/2025 (k)(i)(l)(n)		169,166	198,426
2.375% due 01/15/2027 (l)(n)		16,776	19,890
U.S. Treasury Notes
2.500% due 05/15/2024 (i)(l)(n)		7,400	7,408

Total U.S. Treasury Obligations (Cost $231,447)			225,724

MORTGAGE-BACKED SECURITIES 5.5%
Aggregator of Loans Backed by Assets
2.813% due 12/16/2042	GBP	1,734	2,868
3.007% due 05/25/2051		1,723	2,826
American Home Mortgage Investment Trust
2.332% due 02/25/2045		$535	541
Arkle Master Issuer PLC
1.698% due 05/17/2060	EUR	267	341

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	85

Schedule of Investments PIMCO International Fundamental IndexPLUS® AR Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Commercial Mortgage Trust
5.414% due 09/10/2047		$775	$824
Banc of America Funding Trust
5.292% due 06/20/2037 ^		394	379
6.000% due 08/25/2036 ^		278	279
Banc of America Mortgage Trust
2.677% due 06/25/2034		193	194
2.679% due 02/25/2034		167	167
2.726% due 05/25/2033		430	433
2.773% due 01/25/2035		162	157
5.435% due 06/25/2035		63	61
Banc of America Re-REMIC Trust
5.679% due 06/24/2050		1,897	2,047
5.812% due 02/24/2051		290	309
Bear Stearns Adjustable Rate Mortgage Trust
2.369% due 02/25/2036		118	119
Bear Stearns ALT-A Trust
0.475% due 01/25/2047		585	361
Chase Mortgage Finance Trust
2.504% due 01/25/2036		147	140
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.385% due 05/25/2036		2,037	1,843
Citigroup Commercial Mortgage Trust
0.904% due 06/15/2033		10,600	10,628
5.810% due 06/14/2050		2,650	2,860
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035		633	637
2.500% due 10/25/2035		642	633
2.514% due 10/25/2035		482	483
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036		841	737
6.000% due 06/25/2037		1,091	925
Claris ABS
0.794% due 10/31/2060	EUR	5,090	6,379
Countrywide Alternative Loan Trust
0.325% due 11/25/2036		$11,855	10,613
0.364% due 09/20/2046		262	197
0.415% due 12/25/2035		102	91
0.454% due 11/20/2035		887	745
1.515% due 08/25/2035		428	398
1.595% due 01/25/2036		1,204	1,130
3.400% due 08/25/2018		437	441
6.000% due 08/25/2036 ^		707	638
Countrywide Home Loan Mortgage Pass-Through Trust
0.455% due 05/25/2035		641	571
0.485% due 02/25/2035		97	89
2.438% due 10/20/2034		228	204
5.750% due 05/25/2037 ^		86	84
Credit Suisse First Boston Mortgage Securities Corp.
2.454% due 09/25/2034		568	571
Credit Suisse Mortgage Capital Certificates
5.773% due 04/12/2049		31	31
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^		928	798
Deutsche ALT-A Securities, Inc.
0.655% due 02/25/2035		1,172	1,073
Extended Stay America Trust
2.958% due 12/05/2031		1,000	1,011
First Horizon Alternative Mortgage Securities Trust
2.260% due 12/25/2035		717	625
First Horizon Mortgage Pass-Through Trust
2.564% due 10/25/2035		2,104	1,865
GS Mortgage Securities Trust
5.162% due 12/10/2043		1,585	1,786
GSR Mortgage Loan Trust
1.850% due 04/25/2032		96	85

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.523% due 12/25/2034		$259	$255
2.682% due 09/25/2035		1,146	1,160
2.694% due 11/25/2035		314	310
5.002% due 11/25/2035		792	788
5.229% due 07/25/2035		199	199
5.500% due 06/25/2035		674	679
5.500% due 01/25/2037		739	741
HomeBanc Mortgage Trust
0.485% due 10/25/2035		1,596	1,453
Impac Secured Assets Trust
2.932% due 07/25/2035		368	309
JPMorgan Chase Commercial Mortgage Securities Trust
5.814% due 06/12/2043		4,694	4,993
JPMorgan Mortgage Trust
2.529% due 07/25/2035		1,952	1,961
2.583% due 07/25/2035		62	62
5.016% due 06/25/2035		106	106
5.500% due 04/25/2036		7,526	7,770
MASTR Adjustable Rate Mortgages Trust
2.635% due 11/21/2034		285	292
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.014% due 08/15/2032		609	588
Merrill Lynch Alternative Note Asset Trust
0.265% due 03/25/2037		1,071	460
Merrill Lynch Mortgage Investors Trust
1.832% due 02/25/2033		515	501
5.250% due 08/25/2036		1,300	1,339
5.473% due 05/25/2036		1,388	1,383
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	275
5.439% due 02/12/2044		348	349
5.773% due 04/12/2049		940	953
Morgan Stanley Mortgage Loan Trust
1.055% due 02/25/2036		397	345
2.179% due 06/25/2036		59	57
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		733	695
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		216	231
5.420% due 01/16/2049		139	150
5.509% due 04/16/2047		1,300	1,364
5.695% due 09/16/2040		1,100	1,184
6.105% due 06/16/2049		1,347	1,459
6.140% due 02/16/2051		300	324
Sequoia Mortgage Trust
0.830% due 05/20/2034		417	403
Structured Asset Mortgage Investments Trust
0.365% due 04/25/2036		534	400
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.655% due 12/25/2033		36	36
1.842% due 05/25/2032		8	8
2.391% due 02/25/2034		1,440	1,418
Structured Asset Securities Corp. Trust
5.000% due 05/25/2035		402	411
5.500% due 05/25/2035		899	928
Suntrust Adjustable Rate Mortgage Loan Trust
2.644% due 01/25/2037 ^		1,457	1,404
Thornburg Mortgage Securities Trust
1.405% due 06/25/2047		2,636	2,389
5.750% due 06/25/2047		804	789
Vulcan European Loan Conduit Ltd.
0.478% due 05/15/2017	EUR	3,224	4,023
Wachovia Bank Commercial Mortgage Trust
5.933% due 06/15/2049		$2,500	2,708
WaMu Mortgage Pass-Through Certificates Trust
0.425% due 12/25/2045		2,095	1,966

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.925% due 12/25/2046		$235	$224
2.176% due 08/25/2046		500	472
2.364% due 08/25/2035		571	574
2.438% due 06/25/2033		828	838
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 02/25/2035		687	676
2.613% due 05/25/2036 ^		158	150

Total Mortgage-Backed Securities (Cost $107,863)			112,769

ASSET-BACKED SECURITIES 5.2%
ACA CLO Ltd.
0.484% due 07/25/2018		658	658
ACE Securities Corp.
1.055% due 12/25/2034		2,287	2,135
Ally Auto Receivables Trust
0.480% due 02/15/2017		5,700	5,702
Bear Stearns Asset-Backed Securities Trust
0.325% due 03/25/2037		13,450	12,406
Cairn CLO BV
0.663% due 10/15/2022	EUR	2,321	2,932
Carrington Mortgage Loan Trust
0.395% due 06/25/2036		$3,000	1,993
Cars Alliance Auto Loans France
1.379% due 09/25/2021	EUR	113	143
CIT Education Loan Trust
0.354% due 03/15/2026		$1,768	1,761
Citigroup Mortgage Loan Trust, Inc.
0.455% due 10/25/2036		1,154	830
COA Summit CLO Ltd.
1.584% due 04/20/2023		8,400	8,396
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		59	59
Countrywide Asset-Backed Certificates
0.315% due 03/25/2037		577	510
0.345% due 06/25/2036		172	168
0.445% due 06/25/2036		760	621
0.505% due 05/25/2036		1,050	1,015
0.785% due 08/25/2035		4,000	3,437
EFS Volunteer LLC
0.755% due 10/25/2021		216	217
EMC Mortgage Loan Trust
0.805% due 02/25/2041		56	55
Fraser Sullivan CLO Ltd.
0.494% due 03/15/2020		329	329
Gallatin CLO Ltd.
1.432% due 07/15/2023		2,100	2,096
GSAA Home Equity Trust
0.425% due 06/25/2035		252	239
Harbourmaster CLO BV
1.158% due 02/06/2024	EUR	3,500	4,392
HSI Asset Securitization Corp. Trust
0.265% due 12/25/2036		$21,991	10,817
Hyde Park CDO BV
0.583% due 06/14/2022	EUR	3,902	4,909
IXIS Real Estate Capital Trust
0.495% due 02/25/2036		$91	90
JPMorgan Mortgage Acquisition Corp.
0.345% due 05/25/2035		322	317
Jubilee CDO BV
0.818% due 10/15/2019	EUR	203	256
LCM LP
1.494% due 04/15/2022		$13,500	13,507
Leopard CLO BV
0.677% due 04/21/2020	EUR	134	169

86	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley ABS Capital, Inc. Trust
1.070% due 03/25/2035		$1,000	$844
Morgan Stanley Dean Witter Capital, Inc. Trust
1.135% due 02/25/2033		894	859
Nissan Auto Lease Trust
0.480% due 09/15/2016		5,200	5,199
North Carolina State Education Assistance Authority
0.684% due 10/26/2020		115	115
0.955% due 07/25/2039		3,392	3,414
Oak Hill Credit Partners Ltd.
0.481% due 05/17/2021		129	129
Octagon Investment Partners Ltd.
1.508% due 05/05/2023		6,900	6,892
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		268	272
RAAC Trust
0.495% due 08/25/2036		1,300	1,152
Residential Asset Mortgage Products Trust
0.455% due 03/25/2036		3,200	2,584
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		800	800
SLM Student Loan Trust
0.354% due 06/17/2024	EUR	1,061	1,319
0.634% due 12/15/2027		900	1,128
Soundview Home Loan Trust
0.395% due 07/25/2036		$2,000	1,221
Specialty Underwriting & Residential Finance Trust
0.305% due 06/25/2037		363	213
Structured Asset Securities Corp. Mortgage Loan Trust
0.245% due 06/25/2037		562	541

Total Asset-Backed Securities (Cost $104,227)			106,841

SOVEREIGN ISSUES 23.1%
Autonomous Community of Andalusia
5.200% due 07/15/2019	EUR	300	445
Autonomous Community of Catalonia
4.750% due 06/04/2018		3,000	4,173
4.900% due 09/15/2021		600	853
4.950% due 02/11/2020		4,796	6,791
Autonomous Community of Valencia
4.900% due 03/17/2020		2,100	3,045
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	346,300	130,338
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		47,700	17,003
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$4,900	5,121
Export-Import Bank of Korea
2.033% due 03/21/2015		4,600	4,627
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (e)	EUR	6,406	8,451
3.750% due 09/01/2024		900	1,277
4.500% due 05/01/2023		22,200	33,306

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kommunalbanken A/S
0.614% due 03/27/2017		$15,000	$15,110
Korea Land & Housing Corp.
1.875% due 08/02/2017		9,500	9,527
Mexico Government International Bond
9.500% due 12/18/2014	MXN	86,000	6,497
Province of Quebec
4.500% due 12/01/2020	CAD	400	400
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	760,000	6,653
4.500% due 07/03/2017		710,000	6,393
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	3,400	4,348
4.125% due 02/18/2019 (i)		$13,800	14,404
4.750% due 05/10/2018		5,000	5,356
5.250% due 02/18/2024		4,300	4,601
5.500% due 10/26/2022		34,100	37,169
Spain Government International Bond
2.750% due 10/31/2024	EUR	55,200	73,275
3.800% due 04/30/2024		200	291
4.400% due 10/31/2023		18,700	28,429
4.800% due 01/31/2024		9,300	14,541
5.400% due 01/31/2023		18,900	30,515

Total Sovereign Issues (Cost $491,299)			472,939

		SHARES
PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%
GMAC Capital Trust
8.125% due 02/15/2040		115,000	3,060
SL Green Realty Corp.
6.500% due 08/10/2017 (f)		161,300	4,084

Total Preferred Securities (Cost $7,111)			7,144

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.3%

CERTIFICATES OF DEPOSIT 2.7%
Banco do Brasil S.A.
1.211% due 06/29/2015		$10,800	10,803
Credit Suisse
0.444% due 01/12/2015		16,100	16,106
Intesa Sanpaolo SpA
1.614% due 04/11/2016		4,400	4,440
1.650% due 04/07/2015		13,800	13,850
Itau Unibanco Holding S.A.
1.152% due 06/04/2015		6,550	6,550
1.195% due 06/26/2015		4,100	4,100

			55,849

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 0.6%
Entergy Corp.
0.915% due 01/20/2015		$10,500	$10,484
Tesco Treasury Services PLC
1.024% due 08/18/2015		2,300	2,283

			12,767

REPURCHASE AGREEMENTS (h) 0.0%
			229

GREECE TREASURY BILLS 0.9%
1.797% due 10/17/2014 - 02/06/2015 (d)	EUR	15,000	18,910

MEXICO TREASURY BILLS 14.2%
3.401% due 10/16/2014 - 02/05/2015 (d)	MXN	3,918,250	290,253

U.S. TREASURY BILLS 0.9%
0.039% due 01/02/2015 - 04/02/2015 (d)(i)(l)(n)		$18,965	18,962

Total Short-Term Instruments (Cost $409,307)			396,970

Total Investments in Securities (Cost $2,053,497)			2,014,822

		SHARES
INVESTMENTS IN AFFILIATES 18.8%

SHORT-TERM INSTRUMENTS 18.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.8%
PIMCO Short-Term Floating NAV Portfolio		10,946,010	109,526
PIMCO Short-Term Floating NAV Portfolio III		27,559,894	275,351

Total Short-Term Instruments (Cost $384,876)			384,877

Total Investments in Affiliates (Cost $384,876)			384,877

Total Investments 117.0% (Cost $2,438,373)			$2,399,699

Financial Derivative Instruments (j)(m) (0.6%) (Cost or Premiums, net $(4,894))			(11,798)

Other Assets and Liabilities, net (16.4%)			(336,152)

Net Assets 100.0%			$2,051,749

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS, SHARES, AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	87

Schedule of Investments PIMCO International Fundamental IndexPLUS® AR Strategy Fund (Cont.)

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,994	0.24%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$229	U.S. Treasury Notes 1.500% due 02/28/2019	$(239)	$229	$229

Total Repurchase Agreements						$(239)	$229	$229

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.160%	09/11/2014	10/02/2014	$(27,241)	$(27,243)
	0.160%	09/12/2014	10/14/2014	(40,100)	(40,103)
	0.180%	09/19/2014	10/03/2014	(24,461)	(24,463)
JPS	0.170%	09/09/2014	10/09/2014	(1,519)	(1,519)
	0.170%	09/10/2014	10/10/2014	(6,227)	(6,228)
MEI	(1.000%)	06/09/2014	12/31/2014	(9,343)	(9,313)

Total Reverse Repurchase Agreements					$(108,869)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.120%	09/19/2014	10/03/2014	$(2,050)	$(2,050)
BPG	0.150%	09/30/2014	10/30/2014	(7,747)	(7,749)
FOB	0.100%	10/01/2014	10/15/2014	(3,045)	(3,043)
	0.100%	10/01/2014	10/21/2014	(532)	(533)
GSC	0.000%	09/30/2014	10/01/2014	(3,042)	(3,042)
	0.050%	09/18/2014	10/02/2014	(9,187)	(9,187)
	0.230%	09/24/2014	10/08/2014	(13,466)	(13,469)
MSC	0.220%	09/26/2014	10/10/2014	(1,615)	(1,616)
TDM	0.120%	09/22/2014	10/06/2014	(4,233)	(4,233)

Total Sale-Buyback Transactions					$(44,922)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $43,710 at a weighted average interest rate of (0.140%).
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Fannie Mae	2.500%	10/01/2044	$1,000	$(952)	$(947)
BOA	Fannie Mae	4.000%	10/01/2044	20,000	(21,053)	(21,080)
	Fannie Mae	4.000%	11/01/2044	5,500	(5,774)	(5,780)
	Fannie Mae	4.500%	10/01/2044	16,000	(17,223)	(17,265)
DEU	Fannie Mae	6.000%	10/01/2029	2,000	(2,100)	(2,119)
FOB	Fannie Mae	3.000%	10/01/2044	2,000	(1,976)	(1,972)
	Fannie Mae	4.000%	11/01/2044	329,000	(344,627)	(345,733)
	Fannie Mae	4.500%	10/01/2044	55,000	(59,215)	(59,348)
	Fannie Mae	4.500%	11/01/2044	391,000	(420,655)	(420,867)
JPS	Fannie Mae	4.000%	10/01/2044	16,000	(16,898)	(16,864)
MSC	Fannie Mae	4.000%	10/01/2041	9,500	(10,043)	(10,013)
SAL	Fannie Mae	4.000%	10/01/2041	22,500	(23,730)	(23,714)

Total Short Sales					$(924,246)	$(925,702)

88	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(i)	Securities with an aggregate market value of $154,707 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BSN	$0	$(91,809)	$0	$0	$(91,809)	$91,072	$(737)
JPS	0	(7,747)	0	0	(7,747)	7,561	(186)
MEI	0	(9,313)	0	0	(9,313)	9,159	(154)
SSB	229	0	0	0	229	(239)	(10)

Master Securities Forward Transaction Agreement
BCY	0	0	(2,050)	(947)	(2,997)	2,139	(858)
BOA	0	0	0	(44,125)	(44,125)	0	(44,125)
BPG	0	0	(7,749)	0	(7,749)	7,698	(51)
DEU	0	0	0	(2,119)	(2,119)	0	(2,119)
FOB	0	0	(3,576)	(827,920)	(831,496)	4,844	(826,652)
GSC	0	0	(25,698)	0	(25,698)	25,997	299
JPS	0	0	0	(16,864)	(16,864)	0	(16,864)
MSC	0	0	(1,616)	(10,013)	(11,629)	1,602	(10,027)
NOM	0	0	0	0	0	(474)	(474)
SAL	0	0	0	(23,714)	(23,714)	(168)	(23,882)
TDM	0	0	(4,233)	0	(4,233)	4,400	167

Total Borrowings and Other Financing Transactions	$229	$(108,869)	$(44,922)	$(925,702)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,890.000	11/22/2014	215	$(367)	$(442)

Total Written Options				$(367)	$(442)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor September Futures	Long	09/2015	363	$136	$6	$0
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2014	137	104	19	0
90-Day Eurodollar June Futures	Long	06/2016	1,219	(276)	0	(61)
90-Day Eurodollar June Futures	Short	06/2017	1,219	63	61	0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	230	(159)	0	0
Mini MSCI EAFE Index December Futures	Long	12/2014	217	(418)	0	(2)
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	230	185	0	0
U.S. Treasury 5-Year Note December Futures	Short	12/2014	38	10	2	0

Total Futures Contracts				$(355)	$88	$(63)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$819,400	$13,353	$(2,631)	$935	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	89

Schedule of Investments PIMCO International Fundamental IndexPLUS® AR Strategy Fund (Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	12/17/2019	$	44,000	$(376)	$(157)	$20	$0
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		91,300	(1,968)	(1,557)	58	0
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		84,100	(475)	(467)	60	0
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		35,000	1,311	709	37	0
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		25,300	(1,046)	(763)	34	0
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		65,400	3,500	2,238	0	(401)
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017	AUD	3,572,000	3,611	3,066	3,349	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/17/2019		314,600	4,866	(478)	501	0
Receive	6-Month AUD-BBR-BBSW	4.250%	12/17/2024		412,400	(11,384)	(963)	0	(179)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	21,800	(17)	(205)	0	(23)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		101,100	(1,306)	(3,161)	0	(10)
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	369,900	(449)	(518)	75	0

						$(3,733)	$(2,256)	$4,134	$(613)

Total Swap Agreements						$9,620	$(4,887)	$5,069	$(613)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(k)	Securities with an aggregate market value of $9,281 have been pledged as collateral as of September 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(l)	Securities with an aggregate market value of $43,450 and cash of $230 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$88	$5,069	$5,157	$(442)	$(63)	$(613)	$(1,118)

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		BRL	48,030	$		19,785	$185	$(23)
	10/2014		CAD	42,373			38,460	639	0
	10/2014		EUR	5,649			7,328	193	0
	10/2014		GBP	8,961			14,655	128	0
	10/2014		INR	1,106,986			18,213	348	0
	10/2014	$		66,613		AUD	75,023	0	(927)
	10/2014			21,071		BRL	48,030	0	(1,449)
	10/2014			522,022		EUR	409,750	0	(4,487)
	10/2014			980		TRY	2,139	0	(44)
	11/2014		AUD	75,023	$		66,456	922	0
	11/2014		EUR	409,750			522,132	4,487	0
	11/2014	$		14,651		GBP	8,961	0	(128)
	12/2014		MXN	56,570	$		4,319	129	0

90	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BPS	10/2014		BRL	40,173	$		16,390	$0	$(22)
	10/2014		EUR	50,715			66,578	2,523	0
	10/2014		MXN	282,690			21,491	472	0
	10/2014	$		17,736		BRL	40,173	0	(1,324)
	10/2014			43,302		GBP	26,449	0	(424)
	11/2014		CHF	2,527	$		2,796	148	0
	11/2014		MXN	1,449,810			110,939	3,324	0
	11/2014	$		11,627		CHF	10,560	0	(562)
	11/2014			23,926		EUR	18,630	0	(390)
	12/2014		MXN	829,519	$		62,308	866	0
	12/2014	$		12,072		MXN	161,573	0	(105)
	07/2015		BRL	220,137	$		88,146	4,473	0

BRC	10/2014		EUR	92,359			120,664	4,010	0
	10/2014		INR	522,148			8,557	131	0
	10/2014	$		2,947		EUR	2,273	0	(77)
	10/2014			6,902		MYR	21,809	0	(262)
	10/2014			214		RUB	7,794	0	(17)
	11/2014		CHF	7,658	$		8,460	436	0
	11/2014	$		10,439		CHF	9,490	0	(495)
	12/2014		MXN	55,466	$		4,158	50	0
	12/2014	$		5,028		MXN	65,731	0	(159)

CBK	10/2014		BRL	31,251	$		13,597	830	0
	10/2014		GBP	11,129			18,329	287	0
	10/2014	$		12,750		BRL	31,251	17	0
	10/2014			4,288		EUR	3,327	0	(86)
	10/2014			63,371		INR	3,871,027	0	(900)
	11/2014			19,743		CHF	18,129	0	(747)
	12/2014			2,611		MXN	34,141	0	(82)
	02/2015			11,718			156,734	0	(146)

DUB	10/2014		INR	1,754,081	$		28,746	438	0
	10/2014		JPY	6,080,600			56,879	1,437	0
	10/2014		KRW	6,562,758			6,424	215	0
	10/2014	$		1,332		MYR	4,209	0	(51)
	11/2014		MXN	294,740	$		22,474	592	0
	12/2014			88,864			6,758	176	0
	12/2014	$		1,565		MXN	20,525	0	(45)

FBF	10/2014		BRL	99,436	$		42,929	2,305	0
	10/2014	$		42,292		BRL	99,436	21	(1,690)
	10/2014			4,844		ZAR	52,096	0	(236)
	01/2015		BRL	61,671	$		26,278	1,715	0
	07/2015			23,700			9,745	737	0

GLM	10/2014			156,084			67,383	3,617	0
	10/2014		JPY	6,332,140			60,828	3,093	0
	10/2014		MXN	709,262			53,877	1,124	0
	10/2014	$		67,425		BRL	156,084	23	(3,682)
	10/2014			8,134		EUR	6,162	0	(351)
	10/2014			13,090		INR	797,732	0	(217)
	10/2014			7,780		ZAR	83,815	0	(367)
	10/2014		ZAR	26,084	$		2,446	139	0
	11/2014		MXN	324,735			24,910	801	0
	12/2014			107,892			8,178	187	0
	12/2014	$		349		ILS	1,244	0	(11)
	12/2014			15,812		MXN	211,544	0	(143)
	02/2015		MXN	860,226	$		65,087	1,578	0

HUS	10/2014		AUD	32,366			30,150	1,812	0
	10/2014		BRL	55,463			23,948	1,289	0
	10/2014	$		22,629		BRL	55,463	30	0
	10/2014			41,262		CAD	45,659	0	(508)
	10/2014			47,711		JPY	5,009,800	0	(2,032)
	10/2014			10,987		MYR	35,236	0	(259)
	10/2014			2,374		TRY	5,175	0	(109)
	10/2014			1,891		ZAR	20,253	0	(100)
	10/2014		ZAR	35,577	$		3,274	128	0
	12/2014	$		355		MXN	4,740	0	(4)

JPM	10/2014		AUD	29,791	$		27,091	1,007	0
	10/2014		INR	1,046,091			17,084	202	0
	10/2014		JPY	2,358,900			22,230	722	0
	10/2014		MYR	117,969			37,219	1,304	0
	10/2014		TRY	20,267			9,333	462	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	91

Schedule of Investments PIMCO International Fundamental IndexPLUS® AR Strategy Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2014	$		1,181		AUD	1,310	$0	$(34)
	10/2014			1,274		EUR	990	0	(23)
	10/2014			89,682		JPY	9,761,840	0	(675)
	10/2014			6,304		KRW	6,562,759	0	(96)
	10/2014			17,960		MYR	56,731	0	(688)
	10/2014			6,177		TRY	13,436	0	(296)
	10/2014			3,523		ZAR	37,960	0	(166)
	10/2014		ZAR	82,206	$		7,603	332	0
	11/2014		JPY	9,761,840			89,703	676	0
	11/2014	$		5,407		BRL	13,238	0	(47)
	11/2014			1,935		GBP	1,186	0	(13)
	12/2014		MXN	15,860	$		1,201	26	0
	02/2015		KRW	6,562,758			6,271	105	0

MSB	10/2014		BRL	77,923			31,979	179	(35)
	10/2014		EUR	305,346			403,025	17,357	0
	10/2014		GBP	6,359			10,547	238	0
	10/2014	$		33,967		BRL	77,923	0	(2,133)
	11/2014			5,558			13,287	0	(178)
	12/2014		MXN	63,922	$		4,815	80	0
	12/2014	$		73,183		MXN	964,079	0	(1,775)
	02/2015			6,650			87,735	0	(172)

RBC	10/2014		AUD	5,794	$		5,408	335	0
	10/2014	$		40,833		EUR	31,567	0	(962)
	12/2014		MXN	597,659	$		45,464	1,177	0
	02/2015	$		3,611		MXN	47,720	0	(88)

SOG	10/2014		AUD	8,382	$		7,774	435	0
	10/2014		ZAR	65,697			6,026	216	0

UAG	10/2014		BRL	170,225			72,069	2,536	(11)
	10/2014	$		74,669		BRL	170,225	0	(5,125)
	11/2014		CHF	26,637	$		29,484	1,574	0
	11/2014	$		62,961		BRL	149,281	0	(2,514)
	11/2014			432		SGD	538	0	(10)
	12/2014		INR	330,561	$		5,368	91	0
	12/2014		MXN	42,398			3,177	37	0
	12/2014	$		1		MXN	13	0	0
	01/2015		BRL	51,841	$		22,323	1,674	0
	07/2015			102,464			41,567	2,621	0

Total Forward Foreign Currency Contracts								$79,441	$(37,702)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	11,300	$935	$528
RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		21,400	1,706	999

								$2,641	$1,527

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC S&P 500 Index	1,890.000	11/21/2014	$	2,150	$417	$417

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC Fannie Mae 4.000% due 11/01/2044	$107.203	11/06/2014	$	200,000	$8	$7
JPM	Call - OTC Fannie Mae 3.500% due 11/01/2044	127.000	11/06/2014		117,000	5	0
MYI	Call - OTC Fannie Mae 4.000% due 11/01/2044	110.125	11/06/2014		30,000	1	0

						$14	$7

Total Purchased Options						$3,072	$1,951

92	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	26,800	$(70)	$(24)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.530	10/27/2014	$8,000	$(63)	$(95)
	Call - OTC USD versus BRL		2.390	12/03/2014	64,309	(625)	(3,367)
	Call - OTC USD versus MXN	MXN	13.900	03/05/2015	22,224	(220)	(409)

UAG	Call - OTC USD versus INR	INR	63.300	12/03/2014	21,455	(120)	(185)
	Put - OTC USD versus KRW	KRW	1,000.000	12/03/2014	53,638	(265)	(16)
	Call - OTC USD versus KRW		1,045.000	12/03/2014	53,638	(252)	(1,150)

						$(1,545)	$(5,222)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	41,900	$(790)	$(665)

DUB	Call - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Receive	3.895%	10/20/2014	AUD	32,800	(85)	(234)
	Put - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Pay	4.215%	10/20/2014		32,800	(88)	(2)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.660%	10/20/2014	$	98,100	(241)	(510)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920%	10/20/2014		98,100	(242)	(40)

RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		90,000	(1,710)	(1,428)
	Put - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Pay	4.083%	12/03/2014	AUD	68,400	(272)	(239)

								$(3,428)	$(3,118)

Total Written Options								$(5,043)	$(8,364)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	1,008	$333,800	AUD	0	EUR	139,700	$(8,201)
Sales	1,606	860,566		134,000		26,800	(7,859)
Closing Buys	0	(220,202)		0		0	6,667
Expirations	(1,391)	(374,900)		0		(139,700)	3,198
Exercised	(1,008)	(47,900)		0		0	785

Balance at End of Period	215	$551,364	AUD	134,000	EUR	26,800	$(5,410)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.548%	$ 16,700	$(711)	$327	$0	$(384)
	Italy Government International Bond	1.000%	09/20/2019	1.001%	11,300	27	(25)	2	0

BPS	Dell, Inc.	1.000%	09/20/2019	2.173%	2,200	(99)	(19)	0	(118)
	Italy Government International Bond	1.000%	09/20/2019	1.001%	4,700	11	(10)	1	0

BRC	SoftBank Corp.	1.000%	12/20/2017	1.049%	JPY 30,000	(31)	30	0	(1)

CBK	Dell, Inc.	1.000%	12/20/2019	2.277%	$ 1,800	(89)	(20)	0	(109)
	Italy Government International Bond	1.000%	09/20/2019	1.001%	1,200	3	(3)	0	0
	Sprint Communications, Inc.	5.000%	09/20/2019	3.177%	6,000	586	(89)	497	0

DUB	Italy Government International Bond	1.000%	09/20/2019	1.001%	2,100	4	(4)	0	0

FBF	Dell, Inc.	1.000%	09/20/2019	2.173%	10,000	(501)	(36)	0	(537)

GST	Greece Government International Bond	1.000%	09/20/2015	3.951%	EUR 3,000	(129)	23	0	(106)
	SoftBank Corp.	1.000%	12/20/2017	1.049%	JPY 140,000	(152)	150	0	(2)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	93

Schedule of Investments PIMCO International Fundamental IndexPLUS® AR Strategy Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
HUS	Italy Government International Bond	1.000%	09/20/2019	1.001%	$ 8,500	$18	$(17)	$1	$0

JPM	SoftBank Corp.	1.000%	12/20/2017	1.049%	JPY 154,300	(177)	175	0	(2)

MYC	Barclays Bank PLC	1.000%	06/20/2015	0.200%	EUR 2,600	29	(9)	20	0
	Brazil Government International Bond	1.000%	03/20/2019	1.548%	$ 5,800	(207)	74	0	(133)
	Dell, Inc.	1.000%	09/20/2019	2.173%	10,000	(516)	(20)	0	(536)

						$(1,934)	$527	$521	$(1,928)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$4,360	$ (872)	$(17)	$0	$(889)
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	5,177	(18)	(1)	0	(19)
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	9,899	(35)	(2)	0	(37)

					$ (925)	$(20)	$0	$(945)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.000%	01/04/2021	BRL	49,900	$168	$(830)	$0	$(662)

BPS	Pay	1-Year BRL-CDI	10.910%	01/02/2017		74,600	(161)	(145)	0	(306)
	Pay	1-Year BRL-CDI	11.000%	01/04/2021		141,400	491	(2,369)	0	(1,878)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		37,800	(102)	(46)	0	(148)

DUB	Pay	1-Year BRL-CDI	11.680%	01/04/2021		43,200	37	(206)	0	(169)

GLM	Pay	1-Year BRL-CDI	11.680%	01/04/2021		149,900	(411)	(176)	0	(587)

UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021		41,200	(92)	(70)	0	(162)

							$(70)	$(3,842)	$0	$(3,912)

TOTAL RETURN SWAPS ON CONVERTIBLE SECURITIES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	1,388	Not Applicable, Fully Funded	02/11/2015	$205	$205	$121	$326	$0
	Receive	OGX Petroleo e Gas Participaceos S.A.	949	Not Applicable, Fully Funded	04/11/2015	168	168	0	168	0

							$373	$121	$494	$0

94	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	ERADXULT Index	21,770	1-Month USD-LIBOR plus a specified spread	03/31/2015	$35,194		$(1,630)	$0	$(1,630)
	Receive	ERADXULT Index	116,945	1-Month USD-LIBOR plus a specified spread	05/29/2015	190,508		(10,120)	0	(10,120)
FBF	Receive	ERADXULT Index	198,123	1-Month USD-LIBOR plus a specified spread	01/15/2015	298,437		7,040	7,040	0
	Receive	ERADXULT Index	620,764	1-Month USD-LIBOR plus a specified spread	06/15/2015	998,057		(40,683)	0	(40,683)

								$(45,393)	$7,040	$(52,433)

Total Swap Agreements							$(2,556)	$(48,607)	$8,055	$(59,218)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(n)	Securities with an aggregate market value of $77,993 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$7,031	$417	$2	$7,450	$(7,058)	$(3,871)	$(13,685)	$(24,614)	$(17,164)	$18,258	$1,094
BPS	11,806	0	1	11,807	(2,827)	0	(2,450)	(5,277)	6,530	(7,080)	(550)
BRC	4,627	0	0	4,627	(1,010)	0	(1)	(1,011)	3,616	(3,013)	603
CBK	1,134	528	497	2,159	(1,961)	(665)	(109)	(2,735)	(576)	1,814	1,238
DUB	2,858	7	494	3,359	(96)	(236)	(169)	(501)	2,858	(2,330)	528
FBF	4,778	0	7,040	11,818	(1,926)	0	(41,239)	(43,165)	(31,347)	55,227	23,880
GLM	10,562	0	0	10,562	(4,771)	0	(587)	(5,358)	5,204	(5,520)	(316)
GST	0	0	0	0	0	(24)	(145)	(169)	(169)	0	(169)
HUS	3,259	0	1	3,260	(3,012)	0	0	(3,012)	248	(650)	(402)
JPM	4,836	0	0	4,836	(2,038)	0	(2)	(2,040)	2,796	(2,786)	10
MSB	17,854	0	0	17,854	(4,293)	0	0	(4,293)	13,561	(11,620)	1,941
MYC	0	0	20	20	0	0	(669)	(669)	(649)	269	(380)
NGF	0	0	0	0	0	(550)	0	(550)	(550)	(78)	(628)
RBC	1,512	0	0	1,512	(1,050)	0	0	(1,050)	462	(860)	(398)
RYL	0	999	0	999	0	(1,667)	0	(1,667)	(668)	692	24
SOG	651	0	0	651	0	0	0	0	651	(620)	31
UAG	8,533	0	0	8,533	(7,660)	(1,351)	(162)	(9,173)	(640)	748	108

Total Over the Counter	$79,441	$1,951	$8,055	$89,447	$(37,702)	$(8,364)	$(59,218)	$(105,284)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	95

Schedule of Investments PIMCO International Fundamental IndexPLUS® AR Strategy Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$88	$88
Swap Agreements	0	935	0	0	4,134	5,069

	$0	$935	$0	$0	$4,222	$5,157

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$79,441	$0	$79,441
Purchased Options	0	0	417	0	1,534	1,951
Swap Agreements	0	521	7,534	0	0	8,055

	$0	$521	$7,951	$79,441	$1,534	$89,447

	$0	$1,456	$7,951	$79,441	$5,756	$94,604

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$442	$0	$0	$442
Futures	0	0	2	0	61	63
Swap Agreements	0	0	0	0	613	613

	$0	$0	$444	$0	$674	$1,118

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$37,702	$0	$37,702
Written Options	0	24	0	5,222	3,118	8,364
Swap Agreements	0	2,873	52,433	0	3,912	59,218

	$0	$2,897	$52,433	$42,924	$7,030	$105,284

	$0	$2,897	$52,877	$42,924	$7,704	$106,402

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$370	$370
Futures	0	0	(1,518)	0	(12,990)	(14,508)
Swap Agreements	0	567	0	0	(21,349)	(20,782)

	$0	$567	$(1,518)	$0	$(33,969)	$(34,920)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,727	$0	$7,727
Written Options	0	479	(1,175)	5,143	0	4,447
Swap Agreements	0	3,956	304,402	12	2,014	310,384

	$0	$4,435	$303,227	$12,882	$2,014	$322,558

	$0	$5,002	$301,709	$12,882	$(31,955)	$287,638

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$(75)	$0	$(18)	$(93)
Futures	0	0	(418)	0	1,745	1,327
Swap Agreements	0	(2,631)	0	0	(1,898)	(4,529)

	$0	$(2,631)	$(493)	$0	$(171)	$(3,295)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$51,980	$0	$51,980
Purchased Options	0	0	0	0	(1,758)	(1,758)
Written Options	0	(134)	0	(4,778)	1,555	(3,357)
Swap Agreements	0	(1,635)	(384,685)	0	(507)	(386,827)

	$0	$(1,769)	$(384,685)	$47,202	$(710)	$(339,962)

	$0	$(4,400)	$(385,178)	$47,202	$(881)	$(343,257)

96	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,111	$4,567	$6,678
Corporate Bonds & Notes
Banking & Finance	0	298,016	11,103	309,119
Industrials	0	136,170	1,869	138,039
Utilities	0	29,542	0	29,542
Municipal Bonds & Notes
California	0	183	0	183
Colorado	0	669	0	669
Illinois	0	601	0	601
New York	0	3,924	0	3,924
Ohio	0	2,892	0	2,892
U.S. Government Agencies	0	200,788	0	200,788
U.S. Treasury Obligations	0	225,724	0	225,724
Mortgage-Backed Securities	0	110,413	2,356	112,769
Asset-Backed Securities	0	106,841	0	106,841
Sovereign Issues	0	472,939	0	472,939
Preferred Securities
Banking & Finance	3,060	4,084	0	7,144
Short-Term Instruments
Certificates of Deposit	0	55,849	0	55,849
Commercial Paper	0	12,767	0	12,767
Repurchase Agreements	0	229	0	229
Greece Treasury Bills	0	18,910	0	18,910
Mexico Treasury Bills	0	290,253	0	290,253
U.S. Treasury Bills	0	18,962	0	18,962
	$3,060	$1,991,867	$19,895	$2,014,822

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$384,877	$0	$0	$384,877

Total Investments	$387,937	$1,991,867	$19,895	$2,399,699

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(925,702)	$0	$(925,702)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	88	5,069	0	5,157
Over the counter	0	88,953	494	89,447
	$88	$94,022	$494	$94,604

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(63)	(1,055)	0	(1,118)
Over the counter	0	(105,284)	0	(105,284)
	$(63)	$(106,339)	$0	$(106,402)

Totals	$387,962	$1,053,848	$20,389	$1,462,199

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	97

Schedule of Investments PIMCO Intl Low Volatility RAFI®-PLUS AR Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 80.8%

BANK LOAN OBLIGATIONS 1.9%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		$1,500	$1,496
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		6,515	6,390
Grifols Worldwide Operations USA, Inc.
3.154% due 02/27/2021		3,582	3,524
H.J. Heinz Co.
3.500% due 06/05/2020		28,683	28,382
Hologic, Inc.
3.250% due 08/01/2019		6,357	6,298
Las Vegas Sands LLC
3.250% due 12/18/2020		10,719	10,661
Mallinckrodt International Finance S.A.
3.500% due 03/19/2021		3,582	3,533
Reynolds Group Holdings, Inc.
4.000% due 12/01/2018		6,253	6,196

Total Bank Loan Obligations (Cost $67,503)			66,480

CORPORATE BONDS & NOTES 24.9%

BANKING & FINANCE 17.2%
Ally Financial, Inc.
2.434% due 12/01/2014		700	699
2.500% due 03/15/2017 (f)		5,000	4,994
2.750% due 01/30/2017		7,000	6,877
3.125% due 01/15/2016		400	402
3.500% due 07/18/2016		8,400	8,515
4.625% due 06/26/2015		5,400	5,489
5.500% due 02/15/2017		6,100	6,359
6.750% due 12/01/2014		700	706
8.000% due 03/15/2020		2,700	3,152
8.300% due 02/12/2015		8,100	8,282
AyT Cedulas Cajas Fondo de Titulizacion de Activos
3.750% due 03/31/2015	EUR	7,500	9,636
Banca Monte dei Paschi di Siena SpA
3.125% due 06/30/2015		2,500	3,225
4.875% due 09/15/2016		14,300	19,599
5.000% due 02/09/2019		5,000	7,206
Banca Popolare di Milano Scarl
3.250% due 11/16/2015		1,300	1,695
Banco Bradesco S.A.
4.500% due 01/12/2017		$3,000	3,154
Banco de Sabadell S.A.
3.500% due 01/19/2016	EUR	700	921
Banco Espirito Santo S.A.
3.875% due 01/21/2015		300	362
5.000% due 04/04/2019		500	608
5.000% due 05/14/2019		717	868
5.875% due 11/09/2015		100	126
Banco Popular Espanol S.A.
3.500% due 09/11/2017		1,300	1,781
4.125% due 03/30/2017		2,100	2,890
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$4,330	4,541
Bank of America Corp.
1.105% due 04/01/2019		11,600	11,674
1.303% due 03/22/2018		900	917
2.650% due 04/01/2019		2,600	2,597
5.650% due 05/01/2018		2,200	2,449
6.000% due 09/01/2017		8,500	9,473
Bank of America N.A.
0.654% due 05/08/2017		17,000	17,015
1.125% due 11/14/2016		300	299
5.300% due 03/15/2017		300	325

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bankia S.A.
3.500% due 12/14/2015	EUR	1,100	$1,444
3.625% due 10/05/2016		4,550	6,123
4.250% due 07/05/2016		15,000	20,266
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$2,900	2,949
BNP Paribas S.A.
0.547% due 11/07/2015		13,000	13,004
BPCE S.A.
0.865% due 06/17/2017		14,800	14,865
2.500% due 07/15/2019		1,000	994
Caixa Economica Federal
4.250% due 05/13/2019		9,100	9,077
CIT Group, Inc.
4.250% due 08/15/2017		7,100	7,189
4.750% due 02/15/2015		1,800	1,821
5.250% due 03/15/2018		500	516
Citigroup, Inc.
3.953% due 06/15/2016		2,000	2,101
Credit Agricole S.A.
0.780% due 06/12/2017		18,700	18,735
Depfa ACS Bank
2.125% due 10/13/2017	CHF	3,000	3,296
3.875% due 11/14/2016	EUR	13,003	17,691
Deutsche Annington Finance BV
3.200% due 10/02/2017		$100	102
Dexia Credit Local S.A.
0.389% due 11/04/2015	EUR	2,400	3,037
1.375% due 09/18/2019		100	132
2.000% due 01/22/2021		100	136
2.250% due 01/30/2019		$500	505
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		3,718	3,956
Eksportfinans ASA
0.720% due 07/28/2016	JPY	200,000	1,774
2.375% due 05/25/2016		$500	502
3.000% due 11/17/2014		3,900	3,914
5.500% due 05/25/2016		1,300	1,374
5.500% due 06/26/2017		600	649
EUROFIMA
6.250% due 12/28/2018	AUD	100	97
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	6,000	9,503
Ford Motor Credit Co. LLC
2.375% due 01/16/2018		$1,800	1,818
2.750% due 05/15/2015		17,800	18,035
3.000% due 06/12/2017		3,200	3,305
7.000% due 04/15/2015		3,900	4,035
General Electric Capital Corp.
3.800% due 06/18/2019		20,700	22,076
General Motors Financial Co., Inc.
2.750% due 05/15/2016		6,700	6,763
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	9,000	11,856
4.250% due 01/18/2017		2,700	3,731
GMAC International Finance BV
7.500% due 04/21/2015		100	131
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		$6,000	6,687
7.500% due 02/15/2019		3,300	3,939
HBOS PLC
6.750% due 05/21/2018		3,700	4,193
Hospitality Properties Trust
5.000% due 08/15/2022		4,000	4,218
HSBC Holdings PLC
4.875% due 01/14/2022		4,100	4,568

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ING Bank NV
2.000% due 09/25/2015		$7,000	$7,091
International Lease Finance Corp.
4.875% due 04/01/2015		400	407
5.750% due 05/15/2016		1,600	1,675
8.625% due 09/15/2015		5,300	5,612
8.750% due 03/15/2017		6,900	7,711
Intesa Sanpaolo SpA
3.125% due 01/15/2016		2,900	2,967
JPMorgan Chase & Co.
0.754% due 02/15/2017		700	704
0.784% due 04/25/2018		16,900	17,004
6.000% due 01/15/2018		8,500	9,573
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	600	534
LeasePlan Corp. NV
2.500% due 05/16/2018		$7,500	7,530
Metropolitan Life Global Funding
3.875% due 04/11/2022		7,450	7,830
Morgan Stanley
1.514% due 04/25/2018		1,700	1,749
5.500% due 01/26/2020		3,500	3,930
6.625% due 04/01/2018		2,500	2,866
Navient LLC
4.875% due 06/17/2019		8,800	8,822
6.250% due 01/25/2016		7,900	8,220
8.450% due 06/15/2018		2,400	2,706
Rabobank Group
3.875% due 02/08/2022		6,000	6,332
4.000% due 09/10/2015	GBP	400	666
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (e)	CAD	500	500
Royal Bank of Scotland PLC
1.014% due 10/14/2016		$6,000	6,037
Shinsei Bank Ltd.
7.375% due 09/14/2020	EUR	5,480	7,310
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		$18,900	18,684
SL Green Realty Corp.
4.500% due 12/01/2022		2,600	2,617
Springleaf Finance Corp.
5.400% due 12/01/2015		400	410
6.900% due 12/15/2017		3,000	3,195
Stadshypotek AB
1.250% due 05/23/2018		18,900	18,595
Standard Chartered PLC
3.200% due 05/12/2016		2,800	2,900
3.850% due 04/27/2015		6,500	6,626
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		2,400	2,464
Swedbank Hypotek AB
1.375% due 03/28/2018		6,100	6,048
Toronto-Dominion Bank
2.125% due 07/02/2019		18,700	18,530
UBS AG
7.625% due 08/17/2022		6,300	7,332
Vesey Street Investment Trust
4.404% due 09/01/2016		3,400	3,605
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	400	672
6.000% due 04/15/2021		3,200	5,375
Wells Fargo & Co.
0.633% due 09/14/2018		$5,800	5,801

			608,573

98	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 4.4%
ADT Corp.
4.875% due 07/15/2042		$9,600	$8,004
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		6,000	6,180
Amgen, Inc.
0.835% due 05/22/2019		4,000	4,026
2.200% due 05/22/2019		13,500	13,369
Ashland, Inc.
3.000% due 03/15/2016		7,100	7,135
California Resources Corp.
5.000% due 01/15/2020 (b)		6,000	6,105
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		10,700	11,379
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		8,000	8,948
CNPC General Capital Ltd.
1.133% due 05/14/2017		3,500	3,510
2.750% due 05/14/2019		1,200	1,197
DISH DBS Corp.
7.125% due 02/01/2016		1,300	1,381
7.750% due 05/31/2015		900	933
HCA, Inc.
4.750% due 05/01/2023		7,200	7,056
6.500% due 02/15/2016		600	628
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	10,300	12,870
KP Germany Erste GmbH
11.625% due 07/15/2017		2,900	4,055
Kraft Foods Group, Inc.
1.625% due 06/04/2015		$3,300	3,325
MGM Resorts International
6.625% due 07/15/2015		1,600	1,648
7.500% due 06/01/2016		6,600	7,062
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	3,600	4,797
Nissan Motor Acceptance Corp.
0.784% due 03/03/2017		$1,200	1,205
1.950% due 09/12/2017		5,900	5,964
Petrobras International Finance Co. S.A.
7.875% due 03/15/2019		1,850	2,130
Rock-Tenn Co.
4.900% due 03/01/2022		4,100	4,403
Seadrill Ltd.
6.125% due 09/15/2017		3,200	3,204
TRW Automotive, Inc.
7.250% due 03/15/2017		2,600	2,873
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		5,748	6,438
Unitymedia KabelBW GmbH
9.625% due 12/01/2019	EUR	1,550	2,075
Wynn Macau Ltd.
5.250% due 10/15/2021		$9,900	9,603
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	4,100	5,405

			156,908

UTILITIES 3.3%
AES Corp.
3.234% due 06/01/2019		$11,500	11,356
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	800	1,075
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		$8,500	8,508
Korea Hydro & Nuclear Power Co. Ltd.
1.015% due 05/22/2017		1,800	1,800

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		$3,150	$3,257
Orange S.A.
8.000% due 12/20/2017	GBP	100	192
Petrobras Global Finance BV
2.374% due 01/15/2019		$2,100	2,105
2.595% due 03/17/2017		11,500	11,657
3.115% due 03/17/2020		5,700	5,818
3.250% due 03/17/2017		3,700	3,753
Sinopec Group Overseas Development Ltd.
1.014% due 04/10/2017		14,000	14,023
1.750% due 04/10/2017		18,700	18,661
Sprint Communications, Inc.
6.000% due 12/01/2016		2,500	2,634
8.375% due 08/15/2017		18,645	20,906
9.125% due 03/01/2017		5,200	5,876
Verizon Communications, Inc.
4.862% due 08/21/2046		2,040	2,051
6.400% due 09/15/2033		1,964	2,394

			116,066

Total Corporate Bonds & Notes (Cost $895,191)			881,547

MUNICIPAL BONDS & NOTES 0.1%

RHODE ISLAND 0.1%
Rhode Island Student Loan Authority Revenue Bonds, Series 2014
0.855% due 10/02/2028		1,929	1,936

Total Municipal Bonds & Notes (Cost $1,930)			1,936

U.S. GOVERNMENT AGENCIES 6.4%
Fannie Mae
3.000% due 05/01/2043		1,911	1,889
3.500% due 10/01/2020 - 10/01/2029		135,514	142,653
5.480% due 07/01/2018		100	109
Freddie Mac
0.554% due 11/15/2043		80,570	80,882

Total U.S. Government Agencies (Cost $225,336)			225,533

U.S. TREASURY OBLIGATIONS 16.2%
U.S. Treasury Bonds
3.125% due 08/15/2044 (g)		168,500	165,841
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)		29,159	28,522
0.125% due 07/15/2022 (i)		127,434	124,527
0.125% due 01/15/2023 (i)		16,412	15,899
0.750% due 02/15/2042 (i)		27,309	25,065
2.375% due 01/15/2025		4,045	4,744
U.S. Treasury Notes
2.250% due 07/31/2021 (k)		171,500	172,130
2.500% due 05/15/2024		19,000	19,020
2.750% due 11/15/2023 (k)		17,000	17,431

Total U.S. Treasury Obligations (Cost $574,575)			573,179

MORTGAGE-BACKED SECURITIES 3.0%
Banc of America Commercial Mortgage Trust
5.414% due 09/10/2047		5,500	5,847
BCAP LLC Trust
0.365% due 05/25/2047		440	338
Bear Stearns Adjustable Rate Mortgage Trust
2.790% due 02/25/2034		431	427

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Commercial Mortgage Trust
0.904% due 06/15/2033		$18,300	$18,349
2.381% due 09/10/2045 (a)		21,421	2,244
Claris ABS
0.794% due 10/31/2060	EUR	14,697	18,418
Commercial Mortgage Trust
2.365% due 02/10/2029		$11,350	11,613
Crusade Global Trust
2.813% due 08/14/2037	AUD	92	80
Extended Stay America Trust
2.958% due 12/05/2031		$300	303
GP Portfolio Trust
1.104% due 02/15/2027		100	100
Granite Mortgages PLC
1.214% due 07/20/2043		512	515
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		9,700	10,458
Leo-Mesdag BV
0.550% due 08/29/2019	EUR	8,393	10,526
Maxis Loans Securitisation
4.638% due 09/12/2041	AUD	62	55
Permanent Master Issuer PLC
1.903% due 07/15/2042	EUR	3,000	3,792
RMAC PLC
0.217% due 06/12/2037		2,083	2,495
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		$5,243	4,690
Wells Fargo Commercial Mortgage Trust
1.184% due 02/15/2027		14,900	14,912

Total Mortgage-Backed Securities (Cost $107,797)			105,162

ASSET-BACKED SECURITIES 4.9%
Aimco CLO
0.482% due 08/20/2020		1,791	1,777
Alba SPV SRL
1.701% due 04/20/2040	EUR	5,308	6,732
Ally Auto Receivables Trust
0.480% due 02/15/2017		$16,100	16,106
Avoca CLO PLC
0.526% due 08/03/2022	EUR	538	677
Berica Asset-Backed Security SRL
0.382% due 12/31/2055		11,948	15,000
Cadogan Square CLO BV
0.536% due 01/17/2023		116	146
Cairn CLO BV
0.663% due 10/15/2022		2,493	3,149
Citibank Omni Master Trust
4.900% due 11/15/2018		$6,300	6,336
COA Summit CLO Ltd.
1.584% due 04/20/2023		250	250
Compartment VCL
0.277% due 07/21/2018	EUR	1,526	1,928
Dureve Ltd.
0.701% due 11/01/2095		2,532	3,113
EFS Volunteer LLC
0.755% due 10/25/2021		$1,422	1,424
Eurocredit CDO PLC
0.636% due 04/17/2023	EUR	1,184	1,488
Ford Credit Auto Owner Trust
0.470% due 03/15/2017		$11,300	11,304
Gallatin CLO Ltd.
1.432% due 07/15/2023		3,000	2,995
GE Equipment Transportation LLC
0.550% due 12/23/2016		9,000	9,003

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	99

Schedule of Investments PIMCO Intl Low Volatility RAFI®-PLUS AR Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Golden Knight CDO Corp.
0.474% due 04/15/2019		$1,225	$1,221
GSAA Home Equity Trust
0.425% due 06/25/2035		1,846	1,750
Halcyon Structured Asset Management Long/Short Ltd.
0.462% due 08/07/2021		1,003	1,001
Harbourmaster CLO BV
1.158% due 02/06/2024	EUR	2,600	3,262
Hewett’s Island CDO Ltd.
0.635% due 11/12/2019		$1,213	1,208
LCM LP
1.494% due 04/15/2022		10,900	10,905
Marquette U.S.
0.614% due 07/15/2020		1,600	1,598
Motor PLC
0.635% due 08/25/2021		25,827	25,868
Nash Point CLO
0.548% due 07/25/2022	EUR	236	297
Nissan Auto Lease Trust
0.480% due 09/15/2016		$16,300	16,298
Octagon Investment Partners Ltd.
1.508% due 05/05/2023		4,900	4,895
OneMain Financial Issuance Trust
2.470% due 09/18/2024		6,300	6,302
Race Point CLO Ltd.
1.534% due 12/15/2022		600	601
Residential Asset Mortgage Products Trust
1.805% due 11/25/2034		321	304
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		1,000	1,000
SLM Private Education Loan Trust
1.204% due 06/15/2023		3,037	3,057
Strawinsky PLC
0.644% due 08/10/2024	EUR	441	556
Toyota Auto Receivables Owner Trust
0.400% due 12/15/2016		$13,900	13,887

Total Asset-Backed Securities (Cost $178,427)			175,438

SOVEREIGN ISSUES 7.9%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	394,900	148,629
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		11,700	4,171
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$11,000	11,496
Export-Import Bank of Korea
1.250% due 05/27/2015	JPY	100,000	917
France Government Bond
1.000% due 05/25/2018	EUR	4,800	6,261

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	200	$183
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	500	451
Mexico Government International Bond
9.500% due 12/18/2014	MXN	390,000	29,464
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	1,230,000	10,767
4.500% due 07/03/2017		1,300,000	11,706
Spain Government International Bond
3.800% due 04/30/2024	EUR	10,900	15,839
4.400% due 10/31/2023		25,700	39,070

Total Sovereign Issues (Cost $296,571)			278,954

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
GMAC Capital Trust
8.125% due 02/15/2040		7,000	186

Total Preferred Securities (Cost $188)			186

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.5%

CERTIFICATES OF DEPOSIT 3.1%
Banco Bilbao Vizcaya Argentaria S.A.
0.983% due 10/23/2015		$17,750	17,751
Banco do Brasil S.A.
1.211% due 06/29/2015		9,300	9,302
Credit Suisse
0.444% due 01/12/2015		35,500	35,513
0.555% due 08/24/2015		100	100
0.610% due 01/28/2016		500	500
Intesa Sanpaolo SpA
1.614% due 04/11/2016		7,100	7,165
1.650% due 04/07/2015		11,100	11,140
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		27,400	27,401

			108,872

COMMERCIAL PAPER 0.1%
Tesco Treasury Services PLC
1.024% due 08/18/2015		4,000	3,971

SHORT-TERM NOTES 0.2%
Santander Drive Auto Receivables Trust
0.250% due 06/15/2015		6,604	6,604

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GREECE TREASURY BILLS 0.7%
1.849% due 10/17/2014 - 02/06/2015 (c)	EUR	18,900	$23,824

JAPAN TREASURY BILLS 6.8%
0.326% due 11/17/2014 - 12/15/2014 (c)	JPY	26,600,000	242,533

MEXICO TREASURY BILLS 4.6%
3.331% due 10/02/2014 - 02/05/2015 (c)	MXN	2,223,717	164,676

U.S. TREASURY BILLS 0.0%
0.037% due 01/02/2015 - 03/26/2015 (c)(g)(i)(k)		$1,464	1,464

Total Short-Term Instruments (Cost $564,495)			551,944

Total Investments in Securities (Cost $2,912,013)			2,860,359

		SHARES
INVESTMENTS IN AFFILIATES 21.3%

SHORT-TERM INSTRUMENTS 21.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.3%
PIMCO Short-Term Floating NAV Portfolio		4,069	41

PIMCO Short-Term Floating NAV Portfolio III		75,728,682	756,605

Total Short-Term Instruments (Cost $756,605)			756,646

Total Investments in Affiliates (Cost $756,605)			756,646

Total Investments 102.1% (Cost $3,668,618)			$3,617,005

Financial Derivative Instruments (h)(j) 1.3% (Cost or Premiums, net $(10,653))			45,078

Other Assets and Liabilities, net (3.4%)			(117,920)

Net Assets 100.0%			$3,544,163

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,994	0.14%

100	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
FOB	0.100%	10/01/2014	10/02/2014	$(4,280)	$(4,280)

Total Sale-Buyback Transactions					$(4,280)

(1)

As of September 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $57,316 at a weighted average interest rate of (0.211%).

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
BCY	U.S. Treasury Notes	2.375%	08/15/2024	$84,150	$(83,145)	$(83,465)
BOA	Fannie Mae	4.500%	10/01/2044	10,000	(10,765)	(10,790)
FOB	Fannie Mae	3.000%	10/01/2044	2,000	(1,976)	(1,972)
	Fannie Mae	4.500%	11/01/2044	129,000	(138,801)	(138,854)

Total Short Sales					$(234,687)	$(235,081)

(2)	Payable for short sales includes $255 of accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged as of September 30, 2014:

(g)	Securities with an aggregate market value of $4,512 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged	Net Exposure (3)
Master Securities Forward Transaction Agreement
BCY	$0	$0	$0	$(83,465)	$(83,465)	$0	$(83,465)
BOA	0	0	0	(10,790)	(10,790)	0	(10,790)
FOB	0	0	(4,280)	(140,826)	(145,106)	4,512	(140,594)

Total Borrowings and Other Financing Transactions	$0	$0	$(4,280)	$(235,081)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$123.000	11/21/2014	876	$(343)	$(241)
Call - CBOT U.S. Treasury 10-Year Note December Futures	126.000	11/21/2014	876	(273)	(358)

				$(616)	$(599)

Total Written Options				$(616)	$(599)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	7,381	$(1,364)	$0	$(184)
90-Day Eurodollar December Futures	Short	12/2016	7,350	2,386	367	0
90-Day Eurodollar June Futures	Long	06/2015	589	7	0	0
90-Day Eurodollar June Futures	Long	06/2016	3,662	(828)	0	(183)
90-Day Eurodollar June Futures	Short	06/2017	3,662	189	183	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	101

Schedule of Investments PIMCO Intl Low Volatility RAFI®-PLUS AR Fund (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar March Futures	Long	03/2016	1,237	$(71)	$0	$(62)
90-Day Eurodollar September Futures	Long	09/2015	1,198	(1)	0	0
90-Day Eurodollar September Futures	Short	09/2017	1,487	(244)	74	0
Call Options Strike @ EUR 149.500 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	286	(231)	0	(47)
Call Options Strike @ EUR 151.000 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	112	(34)	0	(10)
Canada Government 10-Year Bond December Futures	Short	12/2014	369	(112)	122	(128)
Euro-Bobl December Futures	Long	12/2014	63	31	9	0
Euro-BTP Italy Government Bond December Futures	Long	12/2014	236	417	167	(74)
Euro-Bund 10-Year Bond December Futures	Long	12/2014	14	24	5	0
Mini MSCI EAFE Index December Futures	Long	12/2014	54	(104)	0	(1)
Put Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	320	110	12	0
U.S. Treasury 10-Year Note December Futures	Long	12/2014	8,501	203	0	(1,063)
United Kingdom Long Gilt December Futures	Long	12/2014	279	(163)	145	0

Total Futures Contracts				$215	$1,084	$(1,752)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$137,900	$2,247	$(277)	$157	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/18/2019	$ 196,900	$(2,201)	$(1,171)	$76	$0
Receive	3-Month USD-LIBOR	2.500%	06/18/2021	277,500	(5,981)	(3,180)	176	0
Receive	3-Month USD-LIBOR	2.500%	12/17/2021	822,400	(4,649)	(1,984)	591	0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044	63,900	(7,752)	(5,320)	398	0
Receive	3-Month USD-LIBOR	3.500%	12/17/2044	108,400	(5,802)	(213)	665	0
Receive	6-Month EUR-EURIBOR	0.500%	03/18/2020	EUR 114,000	330	(377)	0	(69)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025	30,000	(23)	(283)	0	(31)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP 347,800	(1,295)	(1,884)	0	(69)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY 970,000	297	327	0	(25)
Pay	28-Day MXN-TIIE	5.640%	06/04/2021	MXN 93,100	(89)	(89)	19	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	287,800	(349)	(466)	58	0
Pay	28-Day MXN-TIIE	5.630%	07/07/2021	465,800	(524)	(524)	95	0
Pay	28-Day MXN-TIIE	6.075%	09/21/2021	900	1	0	1	0

					$(28,037)	$(15,164)	$2,079	$(194)

Total Swap Agreements					$(25,790)	$(15,441)	$2,236	$(194)

102	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(i)	Securities with an aggregate market value of $33,475 and cash of $179 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,084	$2,236	$3,320	$(599)	$(1,752)	$(194)	$(2,545)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		INR	658,977	$		10,842	$207	$0
	10/2014		MXN	108,104			8,177	128	0
	10/2014	$		2,324		TRY	5,072	0	(104)
	11/2014		EUR	518,853	$		692,757	37,199	0
	11/2014		JPY	7,800,000			73,570	2,426	0
	11/2014	$		115,965		EUR	87,130	0	(5,879)
	12/2014		GBP	6,491	$		10,483	0	(33)
	12/2014		JPY	2,000,000			18,866	623	0
	12/2014		MXN	180,450			13,758	392	0
	12/2014	$		44,329		MXN	583,959	0	(1,076)
	01/2015		BRL	5,414	$		2,301	145	0

BPS	10/2014			63,151			25,765	0	(34)
	10/2014		MXN	679,665			51,644	1,094	0
	10/2014	$		27,090		BRL	63,151	0	(1,291)
	11/2014		CHF	4,373	$		4,839	256	0
	11/2014		EUR	41,025			54,858	3,024	0
	11/2014		JPY	4,332,900			39,767	251	0
	11/2014		MXN	265,292			20,299	624	0
	11/2014	$		19,761		CHF	17,948	0	(955)
	11/2014			243,891		EUR	187,312	0	(7,227)
	11/2014			31,661		JPY	3,440,400	0	(284)
	12/2014		MXN	943,351	$		71,644	1,768	0
	12/2014	$		20,850		MXN	279,056	0	(181)
	07/2015		BRL	258,000	$		103,919	5,853	0

BRC	10/2014			53,003			21,625	0	(29)
	10/2014		HUF	1,873,584			7,733	122	0
	10/2014		INR	896,567			14,693	224	0
	10/2014		RUB	1,130,026			31,013	2,515	0
	10/2014	$		23,503		BRL	53,003	0	(1,849)
	10/2014			34,636		MYR	109,352	0	(1,344)
	10/2014			3,808		RUB	139,792	0	(283)
	11/2014			27,659		CHF	25,389	0	(1,056)
	11/2014			105,471		EUR	80,344	0	(3,958)
	12/2014			68,700		MXN	908,643	0	(1,398)

CBK	10/2014		BRL	55,735	$		24,219	1,449	0
	10/2014	$		38,259		AUD	43,118	0	(507)
	10/2014			22,740		BRL	55,735	30	0
	10/2014			20,486		INR	1,264,991	0	(71)
	11/2014		AUD	62,964	$		55,462	505	(42)
	11/2014		EUR	216,632			290,234	16,525	0
	11/2014		NZD	57,356			45,278	650	0
	11/2014	$		10,600		CHF	9,886	0	(241)
	11/2014			80,207		EUR	60,345	0	(3,963)
	12/2014		GBP	679	$		1,094	0	(6)
	12/2014		JPY	5,552,000			51,932	1,276	0
	12/2014		MXN	198,735			15,198	478	0
	12/2014	$		7,516		MXN	100,309	0	(86)
	02/2015		MXN	156,735	$		11,718	146	0
	04/2015		BRL	81,806			33,713	1,866	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	103

Schedule of Investments PIMCO Intl Low Volatility RAFI®-PLUS AR Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
DUB	10/2014	$		10,772		MYR	34,007	$0	$(419)
	10/2014			12,560		RUB	460,450	0	(948)
	11/2014			28,401		EUR	21,949	0	(669)
	11/2014			17,360		JPY	1,884,779	0	(171)
	12/2014			2,037		MXN	26,718	0	(58)

FBF	10/2014		BRL	5,948	$		2,568	138	0
	10/2014	$		2,482		BRL	5,948	2	(54)
	10/2014			66,423		INR	4,032,464	0	(1,347)
	10/2014			22,684		ZAR	243,871	0	(1,115)
	12/2014			2,959		MXN	38,944	0	(74)
	01/2015		BRL	91,208	$		38,350	2,022	0
	01/2015	$		2,185		BRL	5,212	0	(109)
	07/2015		BRL	136,900	$		56,086	4,051	0

GLM	10/2014		HUF	15,695,768			64,816	1,057	0
	11/2014	$		399		EUR	308	0	(10)
	12/2014			357		ILS	1,271	0	(11)

HUS	10/2014		AUD	35,300	$		32,249	1,343	0
	10/2014		RUB	292,938			8,029	642	0
	10/2014	$		19,205		MYR	61,592	0	(453)
	10/2014			8,263		RUB	302,591	0	(632)
	10/2014			4,200		TRY	9,155	0	(193)
	10/2014			2,855		ZAR	30,577	0	(151)
	11/2014		CHF	13,223	$		14,609	753	0
	12/2014		MXN	204,347			15,413	277	0
	12/2014	$		22,606		MXN	302,548	0	(197)

JPM	10/2014		AUD	8,808	$		7,893	181	0
	10/2014		BRL	71,686			29,349	95	(32)
	10/2014		INR	5,085,341			83,214	1,146	0
	10/2014		MYR	204,921			64,652	2,265	0
	10/2014		TRY	34,696			15,977	791	0
	10/2014	$		16,601		AUD	18,256	0	(617)
	10/2014			31,684		BRL	71,686	0	(2,397)
	10/2014			13,609		RUB	500,826	0	(979)
	10/2014			6,193		TRY	13,471	0	(297)
	10/2014			48		ZAR	517	0	(2)
	10/2014		ZAR	186,415	$		17,234	747	0
	11/2014	$		2,852		AUD	3,250	0	(13)
	11/2014			20,049		EUR	15,063	0	(1,017)
	12/2014		JPY	6,256,000	$		58,652	1,573	0
	12/2014		MXN	31,997			2,423	53	0
	12/2014	$		1,298		GBP	795	0	(10)
	01/2015		BRL	12,672	$		5,380	333	0
	04/2015			123,409			50,856	2,812	0

MSB	10/2014			81,639			34,418	1,086	(21)
	10/2014		JPY	12,665,457			121,830	6,348	0
	10/2014	$		36,289		BRL	81,639	0	(2,936)
	10/2014			4,117		TRY	8,955	0	(197)
	12/2014		MXN	109,749	$		8,267	138	0
	12/2014	$		56,114		MXN	740,329	0	(1,279)
	01/2015		BRL	5,199	$		1,990	0	(80)
	02/2015		MXN	87,745			6,651	172	0

RBC	10/2014			92,072			7,019	171	0
	12/2014			1,468,661			111,406	2,589	0
	02/2015			297,056			22,481	550	0

SCX	11/2014	$		13,040		EUR	9,919	0	(507)

SOG	10/2014		AUD	17,266	$		16,013	896	0
	10/2014		ZAR	113,089			10,373	371	0

UAG	10/2014		BRL	237,516			100,961	3,927	0
	10/2014	$		99,399		BRL	237,516	83	(2,448)
	10/2014			22,098		INR	1,345,113	0	(391)
	10/2014			116,304		JPY	12,665,457	0	(822)
	11/2014		CHF	48,349	$		53,517	2,857	0
	11/2014		JPY	12,665,457			116,331	824	0
	11/2014	$		96,053		BRL	227,741	0	(3,835)
	11/2014			12,905		CHF	12,031	0	(300)
	11/2014			1,108		SGD	1,380	0	(27)
	12/2014		JPY	4,992,000	$		46,799	1,254	0
	12/2014		MXN	801,534			60,310	942	0
	01/2015		BRL	2,894			1,246	94	0

Total Forward Foreign Currency Contracts								$122,359	$(56,715)

104	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC EUR versus GBP	GBP	0.833	10/08/2014	EUR	54,300	$140	$0
BRC	Put - OTC EUR versus USD		$1.271	10/01/2014		109,200	182	882
UAG	Call - OTC EUR versus GBP	GBP	0.833	10/08/2014		5,100	13	0

							$335	$882

Total Purchased Options							$335	$882

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	46,000	$(121)	$(41)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$	12,400	$(346)	$(586)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		800	(44)	(23)
	Put - OTC USD versus JPY		80.000	02/28/2019		200	(11)	(6)

BPS	Put - OTC EUR versus GBP	GBP	0.780	10/08/2014	EUR	54,300	(140)	(330)
	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	$	18,100	(453)	(681)

BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		6,900	(164)	(41)
	Put - OTC USD versus JPY		94.750	04/21/2016		71,800	(2,138)	(780)

CBK	Call - OTC USD versus BRL	BRL	2.600	03/11/2015		12,500	(224)	(444)
	Call - OTC USD versus BRL		2.740	06/08/2015		17,900	(403)	(627)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016		16,200	(389)	(147)

DUB	Put - OTC AUD versus USD	$	0.855	10/30/2014	AUD	22,467	(88)	(88)

JPM	Call - OTC AUD versus USD		0.915	11/20/2014		78,700	(327)	(82)
	Call - OTC USD versus BRL	BRL	2.603	12/24/2014	$	27,000	(335)	(519)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		1,000	(25)	(6)

MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015		60,400	(1,800)	(2,745)

UAG	Put - OTC EUR versus GBP	GBP	0.780	10/08/2014	EUR	5,100	(13)	(31)
	Call - OTC USD versus BRL	BRL	2.798	03/26/2015	$	27,000	(394)	(518)

							$(7,294)	$(7,654)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150%	12/01/2014	$	92,200	$(779)	$(1,355)

FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150%	12/01/2014		149,700	(898)	(2,199)

								$(1,677)	$(3,554)

Total Written Options								$(9,092)	$(11,249)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	718	$52,700	AUD	0	EUR	135,000	$(1,295)
Sales	4,444	870,300		180,767		221,970	(13,887)
Closing Buys	(494)	(17,300)		(72,300)		(57,470)	1,530
Expirations	(2,198)	(373,700)		(7,300)		(194,100)	3,454
Exercised	(718)	(17,900)		0		0	490

Balance at End of Period	1,752	$514,100	AUD	101,167	EUR	105,400	$(9,708)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	105

Schedule of Investments PIMCO Intl Low Volatility RAFI®-PLUS AR Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)		Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.548%	$	100	$(4)	$2	$0	$(2)
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%		1,800	(41)	(15)	0	(56)

CBK	Brazil Government International Bond	1.000%	03/20/2019	1.548%		200	(9)	4	0	(5)
	Italy Government International Bond	1.000%	03/20/2019	0.931%		2,100	(53)	59	6	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		17,400	(83)	87	4	0

GST	Brazil Government International Bond	1.000%	03/20/2019	1.548%		100	(4)	2	0	(2)
	Greece Government International Bond	1.000%	09/20/2015	3.951%	EUR	1,600	(69)	13	0	(56)
	Italy Government International Bond	1.000%	09/20/2019	1.001%	$	18,900	(126)	130	4	0

HUS	Brazil Government International Bond	1.000%	12/20/2019	1.750%		9,200	(247)	(86)	0	(333)
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%		5,600	(127)	(46)	0	(173)
	South Africa Government International Bond	1.000%	12/20/2019	1.934%		9,300	(349)	(70)	0	(419)

JPM	Brazil Government International Bond	1.000%	03/20/2019	1.548%		1,500	(64)	30	0	(34)
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%		1,800	(41)	(15)	0	(56)
	Volvo Treasury AB	1.000%	03/20/2021	1.222%	EUR	200	(11)	7	0	(4)

							$(1,228)	$102	$14	$(1,140)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
								Asset	Liability
BPS	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY	240,000	$17	$21	$38	$0

GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$	17,619	(55)	(10)	0	(65)

						$(38)	$11	$38	$(65)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2016	EUR	278,200	$360,547	$(14)	$(9,154)	$0	$(9,168)

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

106	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/ Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
FBF	Receive	RALVEIIT Index	519,856	1-Month USD-LIBOR plus a specified spread	01/30/2015	$52,258		$2,241	$2,241	$0
	Receive	RALVEIIT Index	9,289,452	1-Month USD-LIBOR plus a specified spread	04/07/2015	949,025		24,959	24,959	0
	Receive	RALVEIIT Index	8,305,805	1-Month USD-LIBOR plus a specified spread	05/15/2015	884,651		(13,431)	0	(13,431)
	Receive	RALVEIIT Index	5,910,873	1-Month USD-LIBOR plus a specified spread	05/29/2015	621,391		(1,749)	0	(1,749)

GST	Receive	RALVEIIT Index	6,423,930	1-Month USD-LIBOR plus a specified spread	03/11/2015	696,804		(23,174)	0	(23,174)
	Receive	RALVEIIT Index	2,972,063	1-Month USD-LIBOR plus a specified spread	04/07/2015	301,112		10,501	10,501	0

								$(653)	$37,701	$(38,354)

Total Swap Agreements							$(1,280)	$(9,694)	$37,753	$(48,727)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(k)	Securities with an aggregate market value of $19,898 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
BOA	$41,120	$0	$0	$41,120	$(7,092)	$(615)	$(58)	$(7,765)	$33,355	$(29,190)	$4,165
BPS	12,870	0	38	12,908	(9,972)	(1,011)	(9,168)	(20,151)	(7,243)	(3,310)	(10,553)
BRC	2,861	882	0	3,743	(9,917)	(821)	0	(10,738)	(6,995)	7,289	294
CBK	22,925	0	10	22,935	(4,916)	(1,218)	(5)	(6,139)	16,796	(16,271)	525
DUB	0	0	0	0	(2,265)	(1,443)	0	(3,708)	(3,708)	3,731	23
FBF	6,213	0	27,200	33,413	(2,699)	(2,199)	(15,180)	(20,078)	13,335	(22,753)	(9,418)
GLM	1,057	0	0	1,057	(21)	0	0	(21)	1,036	(930)	106
GST	0	0	10,505	10,505	0	(41)	(23,297)	(23,338)	(12,833)	8,578	(4,255)
HUS	3,015	0	0	3,015	(1,626)	0	(925)	(2,551)	464	(470)	(6)
JPM	9,996	0	0	9,996	(5,364)	(607)	(94)	(6,065)	3,931	(3,800)	131
MSB	7,744	0	0	7,744	(4,513)	(2,745)	0	(7,258)	486	0	486
RBC	3,310	0	0	3,310	0	0	0	0	3,310	(4,000)	(690)
SCX	0	0	0	0	(507)	0	0	(507)	(507)	300	(207)
SOG	1,267	0	0	1,267	0	0	0	0	1,267	(1,320)	(53)
UAG	9,981	0	0	9,981	(7,823)	(549)	0	(8,372)	1,609	(1,390)	219

Total Over the Counter	$122,359	$882	$37,753	$160,994	$(56,715)	$(11,249)	$(48,727)	$(116,691)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	107

Schedule of Investments PIMCO Intl Low Volatility RAFI®-PLUS AR Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,084	$1,084
Swap Agreements	0	157	0	0	2,079	2,236

	$0	$157	$0	$0	$3,163	$3,320

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$122,359	$0	$122,359
Purchased Options	0	0	0	882	0	882
Swap Agreements	0	52	37,701	0	0	37,753

	$0	$52	$37,701	$123,241	$0	$160,994

	$0	$209	$37,701	$123,241	$3,163	$164,314

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$599	$599
Futures	0	0	0	0	1,752	1,752
Swap Agreements	0	0	0	0	194	194

	$0	$0	$0	$0	$2,545	$2,545

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$56,715	$0	$56,715
Written Options	0	41	0	7,654	3,554	11,249
Swap Agreements	0	1,205	38,354	9,168	0	48,727

	$0	$1,246	$38,354	$73,537	$3,554	$116,691

	$0	$1,246	$38,354	$73,537	$6,099	$119,236

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$569	$569
Futures	(1)	0	(2,963)	0	(13,368)	(16,332)
Swap Agreements	0	202	0	0	(25,807)	(25,605)

	$(1)	$202	$(2,963)	$0	$(38,606)	$(41,368)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$25,390	$0	$25,390
Written Options	0	463	(352)	2,464	4	2,579
Swap Agreements	0	2,045	52,082	(90)	9,367	63,404

	$0	$2,508	$51,730	$27,764	$9,371	$91,373

	$(1)	$2,710	$48,767	$27,764	$(29,235)	$50,005

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	(104)	0	856	752
Swap Agreements	0	(277)	0	0	(12,788)	(13,065)

	$0	$(277)	$(104)	$0	$(11,929)	$(12,310)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$68,246	$0	$68,246
Purchased Options	0	0	0	547	0	547
Written Options	0	(99)	0	(525)	(1,881)	(2,505)
Swap Agreements	0	(793)	(7,012)	(9,154)	(1,031)	(17,990)

	$0	$(892)	$(7,012)	$59,114	$(2,912)	$48,298

	$0	$(1,169)	$(7,116)	$59,114	$(14,841)	$35,988

108	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$66,480	$0	$66,480
Corporate Bonds & Notes
Banking & Finance	0	603,579	4,994	608,573
Industrials	0	150,470	6,438	156,908
Utilities	0	116,066	0	116,066
Municipal Bonds & Notes
Rhode Island	0	1,936	0	1,936
U.S. Government Agencies	0	225,533	0	225,533
U.S. Treasury Obligations	0	573,179	0	573,179
Mortgage-Backed Securities	0	105,162	0	105,162
Asset-Backed Securities	0	166,023	9,415	175,438
Sovereign Issues	0	278,954	0	278,954
Preferred Securities
Banking & Finance	186	0	0	186
Short-Term Instruments
Certificates of Deposit	0	108,872	0	108,872
Commercial Paper	0	3,971	0	3,971
Short-Term Notes	0	6,604	0	6,604
Greece Treasury Bills	0	23,824	0	23,824
Japan Treasury Bills	0	242,533	0	242,533
Mexico Treasury Bills	0	164,676	0	164,676
U.S. Treasury Bills	0	1,464	0	1,464
	$186	$2,839,326	$20,847	$2,860,359

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$756,646	$0	$0	$756,646

Total Investments	$756,832	$2,839,326	$20,847	$3,617,005

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(151,616)	0	(151,616)
U.S. Treasury Obligations	0	(83,465)	0	(83,465)
	$0	$(235,081)	$0	$(235,081)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,084	2,236	0	3,320
Over the counter	0	160,994	0	160,994
	$1,084	$163,230	$0	$164,314

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,752)	(793)	0	(2,545)
Over the counter	0	(116,691)	0	(116,691)
	$(1,752)	$(117,484)	$0	$(119,236)

Totals	$756,164	$2,649,991	$20,847	$3,427,002

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	109

Schedule of Investments PIMCO Low Volatility RAFI®-PLUS AR Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 67.8%

BANK LOAN OBLIGATIONS 0.4%
Burger King Worldwide, Inc.
TBD% due 09/24/2021		$4,700	$4,670

Total Bank Loan Obligations (Cost $4,653)			4,670

CORPORATE BONDS & NOTES 9.2%

BANKING & FINANCE 7.2%
Ally Financial, Inc.
2.434% due 12/01/2014		200	200
2.750% due 01/30/2017		1,300	1,277
3.250% due 09/29/2017		4,000	3,983
3.500% due 07/18/2016		200	203
4.625% due 06/26/2015		400	407
5.500% due 02/15/2017		800	834
6.750% due 12/01/2014		1,700	1,713
8.000% due 03/15/2020		300	350
8.300% due 02/12/2015		1,400	1,432
AyT Cedulas Cajas Fondo de Titulizacion de Activos
3.750% due 03/31/2015	EUR	600	771
Ayt Cedulas Cajas Global
0.292% due 02/22/2018		900	1,106
Banca Carige SpA
3.750% due 11/25/2016		1,100	1,476
Banca Monte dei Paschi di Siena SpA
3.125% due 06/30/2015		200	258
4.875% due 09/15/2016		300	411
5.000% due 02/09/2019		600	865
Banco Bradesco S.A.
4.500% due 01/12/2017		$200	210
Banco Popolare SC
3.625% due 03/31/2017	EUR	400	542
Banco Santander Chile
3.750% due 09/22/2015		$400	411
Bank of America Corp.
1.105% due 04/01/2019		100	101
1.303% due 03/22/2018		600	612
2.650% due 04/01/2019		100	100
6.500% due 08/01/2016		200	218
Bank of America N.A.
0.654% due 05/08/2017		900	901
5.300% due 03/15/2017		325	352
Bankia S.A.
3.625% due 10/05/2016	EUR	900	1,211
4.250% due 07/05/2016		1,800	2,432
BBVA Bancomer S.A.
4.500% due 03/10/2016		$1,500	1,565
BNP Paribas S.A.
0.547% due 11/07/2015		1,100	1,100
BPCE S.A.
0.865% due 06/17/2017		900	904
2.500% due 07/15/2019		300	298
BPE Financiaciones S.A.
4.000% due 07/17/2015	EUR	500	647
Caixa Economica Federal
4.250% due 05/13/2019		$300	299
CIT Group, Inc.
4.250% due 08/15/2017		1,900	1,924
4.750% due 02/15/2015		1,200	1,214
Credit Agricole S.A.
0.780% due 06/12/2017		1,100	1,102
Credit Suisse
0.535% due 03/11/2016		3,100	3,100
Depfa ACS Bank
3.875% due 11/14/2016	EUR	2,900	3,945

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dexia Credit Local S.A.
0.617% due 11/07/2016		$2,600	$2,608
0.634% due 01/11/2017		1,100	1,107
2.000% due 01/22/2021	EUR	200	272
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	887
2.000% due 09/15/2015		$800	801
European Investment Bank
7.500% due 12/15/2017	NZD	400	341
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	500	792
General Motors Financial Co., Inc.
2.750% due 05/15/2016		$700	707
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	700	967
GMAC International Finance BV
7.500% due 04/21/2015		100	131
HBOS PLC
0.967% due 09/01/2016		600	757
International Lease Finance Corp.
4.875% due 04/01/2015		$1,000	1,017
5.750% due 05/15/2016		300	314
6.750% due 09/01/2016		400	433
8.625% due 09/15/2015		1,800	1,906
8.750% due 03/15/2017		1,800	2,012
JPMorgan Chase & Co.
0.754% due 02/15/2017		700	704
0.784% due 04/25/2018		1,000	1,006
1.350% due 02/15/2017		600	599
Morgan Stanley
1.514% due 04/25/2018		600	617
Navient LLC
3.875% due 09/10/2015		2,300	2,327
4.625% due 09/25/2017		200	203
6.000% due 01/25/2017		1,100	1,154
6.250% due 01/25/2016		600	624
Novo Banco S.A.
3.375% due 02/17/2016	EUR	600	765
Rabobank Group
3.375% due 01/19/2017		$3,000	3,149
4.000% due 09/10/2015	GBP	400	666
Royal Bank of Scotland PLC
1.014% due 10/14/2016		$1,000	1,006
Shinsei Bank Ltd.
7.375% due 09/14/2020	EUR	400	534
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		$1,100	1,087
Springleaf Finance Corp.
5.400% due 12/01/2015		200	205
Stadshypotek AB
1.250% due 05/23/2018		1,100	1,082
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		300	308
Swedbank Hypotek AB
1.375% due 03/28/2018		500	496
Toronto-Dominion Bank
2.125% due 07/02/2019		1,100	1,090
UBS AG
5.875% due 12/20/2017		3,000	3,380
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	300	504
6.000% due 04/15/2021		100	168
Wells Fargo & Co.
0.633% due 09/14/2018		$1,500	1,500
WM Covered Bond Program
4.000% due 11/26/2016	EUR	1,500	2,038

			78,738

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 1.4%
ADT Corp.
4.875% due 07/15/2042		$700	$584
Amgen, Inc.
0.835% due 05/22/2019		300	302
2.200% due 05/22/2019		900	891
BMW U.S. Capital LLC
0.574% due 06/02/2017		2,200	2,204
CNPC General Capital Ltd.
1.133% due 05/14/2017		200	200
2.750% due 05/14/2019		1,300	1,296
DISH DBS Corp.
4.250% due 04/01/2018		100	101
7.125% due 02/01/2016		1,300	1,381
7.750% due 05/31/2015		100	104
HCA, Inc.
6.500% due 02/15/2016		1,000	1,046
9.000% due 12/15/2014		100	101
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	600	750
KP Germany Erste GmbH
11.625% due 07/15/2017		200	280
Manchester Airport Group Funding PLC
4.125% due 04/02/2024	GBP	1,100	1,860
Masco Corp.
6.125% due 10/03/2016		$100	108
MGM Resorts International
7.625% due 01/15/2017		1,300	1,417
10.000% due 11/01/2016		400	453
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	300	400
Nissan Motor Acceptance Corp.
0.784% due 03/03/2017		$400	401
Petrobras International Finance Co. S.A.
7.875% due 03/15/2019		600	691
Sinopec Group Overseas Development Ltd.
4.375% due 10/17/2023		200	207

			14,777

UTILITIES 0.6%
AES Corp.
3.234% due 06/01/2019		700	691
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		500	501
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		88	91
Petrobras Global Finance BV
2.595% due 03/17/2017		100	101
3.250% due 03/17/2017		200	203
Sinopec Group Overseas Development Ltd.
1.014% due 04/10/2017		500	501
1.750% due 04/10/2017		800	798
Sprint Communications, Inc.
6.000% due 12/01/2016		1,100	1,159
8.375% due 08/15/2017		100	112
9.125% due 03/01/2017		1,400	1,582
SSE PLC
5.625% due 10/01/2017 (d)	EUR	500	688

			6,427

Total Corporate Bonds & Notes (Cost $101,700)			99,942

U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae
3.500% due 10/01/2029		$8,000	8,411

110	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
0.554% due 11/15/2043		$1,827	$1,834

Total U.S. Government Agencies (Cost $10,261)			10,245

U.S. TREASURY OBLIGATIONS 10.3%
U.S. Treasury Bonds
3.125% due 08/15/2044		53,300	52,459
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (g)		43,825	42,825
0.125% due 01/15/2023 (g)		3,716	3,600
2.375% due 01/15/2025 (g)(i)		4,045	4,744
U.S. Treasury Notes
2.250% due 07/31/2021 (i)		8,200	8,230

Total U.S. Treasury Obligations (Cost $112,296)			111,858

MORTGAGE-BACKED SECURITIES 1.3%
Aggregator of Loans Backed by Assets
3.007% due 05/25/2051	GBP	270	443
BCAP LLC Trust
0.365% due 05/25/2047		$441	339
Bear Stearns Adjustable Rate Mortgage Trust
2.790% due 02/25/2034		431	427
Berica Residential MBS SRL
0.616% due 03/31/2048	EUR	268	331
Citigroup Commercial Mortgage Trust
0.904% due 06/15/2033		$1,100	1,103
2.381% due 09/10/2045 (a)		974	102
Claris ABS
0.794% due 10/31/2060	EUR	789	988
Commercial Mortgage Trust
1.054% due 06/11/2027		$800	801
Countrywide Alternative Loan Trust
0.655% due 12/25/2035 ^		236	181
Credit Suisse First Boston Mortgage Securities Corp.
0.805% due 11/25/2031		66	58
Deco UK PLC
0.718% due 01/27/2020	GBP	687	1,094
Eurohome UK Mortgages PLC
0.713% due 06/15/2044		458	709
Granite Mortgages PLC
1.214% due 07/20/2043		$512	515
Newgate Funding PLC
0.720% due 12/01/2050	GBP	900	1,360
Puma Finance Pty. Ltd.
3.410% due 10/18/2045	AUD	668	586
3.535% due 05/13/2045		691	609
RMAC PLC
0.217% due 06/12/2037	EUR	2,083	2,495
RMAC Securities PLC
0.713% due 06/12/2044	GBP	884	1,364
Vulcan European Loan Conduit Ltd.
0.478% due 05/15/2017	EUR	339	424
Wells Fargo Commercial Mortgage Trust
1.184% due 02/15/2027		$300	300

Total Mortgage-Backed Securities (Cost $14,680)			14,229

ASSET-BACKED SECURITIES 1.6%
Aimco CLO
0.482% due 08/20/2020		283	281
Ally Auto Receivables Trust
0.480% due 02/15/2017		1,100	1,100
Atrium CDO Corp.
1.338% due 11/16/2022		700	693

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cairn CLO BV
0.663% due 10/15/2022	EUR	172	$217
COA Summit CLO Ltd.
1.584% due 04/20/2023		$250	250
Dureve Ltd.
0.701% due 11/01/2095	EUR	145	178
Ford Credit Auto Owner Trust
0.470% due 03/15/2017		$800	800
Gallatin CLO Ltd.
1.432% due 07/15/2023		200	200
GE Equipment Transportation LLC
0.550% due 12/23/2016		700	700
Harbourmaster CLO BV
1.158% due 02/06/2024	EUR	800	1,004
Jubilee CDO BV
0.487% due 09/20/2022		600	744
LCM LP
1.494% due 04/15/2022		$500	500
Long Beach Mortgage Loan Trust
0.715% due 09/25/2034		493	453
Merrill Lynch Mortgage Investors Trust
0.225% due 04/25/2047		2,774	1,581
Motor PLC
0.635% due 08/25/2021		1,008	1,010
Navient Student Loan Trust
0.854% due 09/16/2024		909	910
Neuberger Berman CLO Ltd.
1.384% due 07/25/2023		1,500	1,503
Nissan Auto Lease Trust
0.480% due 09/15/2016		1,100	1,100
Octagon Investment Partners Ltd.
1.508% due 05/05/2023		500	499
OneMain Financial Issuance Trust
2.470% due 09/18/2024		700	700
Race Point CLO Ltd.
1.534% due 12/15/2022		600	601
Residential Asset Mortgage Products Trust
1.805% due 11/25/2034		267	254
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		900	900
SLM Student Loan Trust
0.734% due 10/25/2017		63	63
Toyota Auto Receivables Owner Trust
0.400% due 12/15/2016		900	899

Total Asset-Backed Securities (Cost $17,274)			17,140

SOVEREIGN ISSUES 4.9%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	27,900	10,501
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		1,300	463
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$500	523
Export-Import Bank of Korea
0.984% due 01/14/2017		2,000	2,013
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	200	184
Italy Buoni Poliennali Del Tesoro
3.750% due 09/01/2024	EUR	6,800	9,644
4.500% due 05/01/2023		2,200	3,301
4.750% due 09/01/2028		1,400	2,141
Japan Government International Bond
1.600% due 03/20/2033	JPY	20,000	194
Korea Land & Housing Corp.
1.875% due 08/02/2017		$900	903

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mexico Government International Bond
7.750% due 05/29/2031	MXN	18,770	$1,546
7.750% due 11/23/2034		8,100	669
9.500% due 12/18/2014		128,000	9,670
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	70,000	613
4.500% due 07/03/2017		80,000	720
Spain Government International Bond
4.800% due 01/31/2024	EUR	5,900	9,225
5.150% due 10/31/2028		200	322

Total Sovereign Issues (Cost $54,578)			52,632

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
GMAC Capital Trust
8.125% due 02/15/2040		7,000	186

Total Preferred Securities (Cost $188)			186

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 39.2%

CERTIFICATES OF DEPOSIT 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
0.983% due 10/23/2015		$1,500	1,500
Credit Suisse
0.444% due 01/12/2015		200	200
0.555% due 08/24/2015		100	100
0.610% due 01/28/2016		500	500
Intesa Sanpaolo SpA
1.614% due 04/11/2016		700	707

			3,007

COMMERCIAL PAPER 0.2%
Entergy Corp.
0.900% due 01/20/2015		1,100	1,098
Tesco Treasury Services PLC
1.024% due 08/18/2015		600	596

			1,694

REPURCHASE AGREEMENTS (e) 17.0%
			184,600

SHORT-TERM NOTES 13.6%
Federal Home Loan Bank
0.081% due 02/20/2015		4,000	4,000
0.091% due 03/09/2015 - 03/13/2015		42,400	42,396
0.096% due 03/06/2015		50,200	50,196
0.119% due 05/19/2015		9,870	9,868
0.157% due 07/16/2015		3,600	3,598
Freddie Mac
0.086% due 03/19/2015		2,000	2,000
0.091% due 03/02/2015		35,000	34,997

			147,055

GREECE TREASURY BILLS 0.5%
1.784% due 10/17/2014 - 02/06/2015 (b)	EUR	4,300	5,421

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	111

Schedule of Investments PIMCO Low Volatility RAFI®-PLUS AR Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 4.7%
0.329% due 11/17/2014 - 12/15/2014 (b)	JPY	5,600,000	$51,060

MEXICO TREASURY BILLS 2.8%
3.338% due 10/16/2014 - 12/11/2014 (b)	MXN	415,000	30,767

SLOVENIA TREASURY BILLS 0.1%
0.761% due 04/09/2015	EUR	1,000	1,262

U.S. TREASURY BILLS 0.0%
0.048% due 10/30/2014 - 01/08/2015 (b)(g)(i)		$365	365

Total Short-Term Instruments (Cost $427,755)			425,231

Total Investments in Securities (Cost $743,385)			736,133

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 34.0%

SHORT-TERM INSTRUMENTS 34.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 34.0%
PIMCO Short-Term Floating NAV Portfolio	16,663,081	$166,731
PIMCO Short-Term Floating NAV Portfolio III	20,242,712	202,245

Total Short-Term Instruments (Cost $368,972)		368,976

Total Investments in Affiliates (Cost $368,972)		368,976

Total Investments 101.8% (Cost $1,112,357)		$1,105,109

Financial Derivative Instruments (f)(h) 0.8% (Cost or Premiums, net $(2,128))		8,304

Other Assets and Liabilities, net (2.6%)		(27,943)

Net Assets 100.0%		$1,085,470

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.000%	09/30/2014	10/01/2014	$3,600	U.S. Treasury Notes 2.125% due 06/30/2021	$(3,667)	$3,600	$3,600
BOS	0.000%	09/30/2014	10/01/2014	8,300	U.S. Treasury Notes 2.125% due 09/30/2021	(8,461)	8,300	8,300
BPG	0.000%	09/30/2014	10/01/2014	12,400	Fannie Mae 4.500% due 05/01/2044	(2,522)	12,400	12,400
					U.S. Treasury Bonds 2.750% due 11/15/2042	(10,155)
DEU	0.000%	09/30/2014	10/01/2014	3,400	U.S. Treasury Bonds 3.750% due 11/15/2043	(3,455)	3,400	3,400
FOB	0.000%	09/30/2014	10/01/2014	137,100	U.S. Treasury Notes 2.250% due 01/31/2015	(139,967)	137,100	137,100
JPS	0.000%	09/30/2014	10/01/2014	4,000	U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029	(4,088)	4,000	4,000
TDM	0.000%	09/30/2014	10/01/2014	15,800	U.S. Treasury Notes 0.375% - 2.375% due 01/15/2016 - 12/31/2020	(16,125)	15,800	15,800

Total Repurchase Agreements						$(188,440)	$184,600	$184,600

(1)	Includes accrued interest.

As of September 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $1,924 at a weighted average interest rate of 0.110%.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
BCY	U.S. Treasury Notes	2.375%	08/15/2024	$15,800	$(15,611)	$(15,672)
FOB	Fannie Mae	4.500%	11/01/2044	8,000	(8,600)	(8,611)

Total Short Sales					$(24,211)	$(24,283)

(2)	Payable for short sales includes $48 of accrued interest.

112	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BCY	$3,600	$0	$0	$0	$3,600	$(3,667)	$(67)
BOS	8,300	0	0	0	8,300	(8,461)	(161)
BPG	12,400	0	0	0	12,400	(12,677)	(277)
DEU	3,400	0	0	0	3,400	(3,455)	(55)
FOB	137,100	0	0	0	137,100	(139,967)	(2,867)
JPS	4,000	0	0	0	4,000	(4,087)	(87)
TDM	15,800	0	0	0	15,800	(16,125)	(325)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(15,672)	(15,671)	0	(15,671)
FOB	0	0	0	(8,611)	(8,611)	0	(8,611)

Total Borrowings and Other Financing Transactions	$184,600	$0	$0	$(24,283)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$123.000	11/21/2014	339	$(133)	$(93)
Put - CBOT U.S. Treasury 10-Year Note December Futures	124.000	11/21/2014	203	(139)	(111)
Call - CBOT U.S. Treasury 10-Year Note December Futures	126.000	11/21/2014	339	(105)	(139)

				$(377)	$(343)

Total Written Options				$(377)	$(343)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	1,529	$(310)	$0	$(38)
90-Day Eurodollar December Futures	Short	12/2016	1,531	491	77	0
90-Day Eurodollar June Futures	Long	06/2015	407	11	0	0
90-Day Eurodollar June Futures	Long	06/2016	939	(212)	0	(47)
90-Day Eurodollar June Futures	Short	06/2017	939	49	47	0
90-Day Eurodollar March Futures	Long	03/2016	348	(20)	0	(17)
90-Day Eurodollar September Futures	Long	09/2015	147	(9)	0	0
90-Day Eurodollar September Futures	Short	09/2017	381	(63)	19	0
Call Options Strike @ EUR 149.500 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	73	(59)	0	(12)
Call Options Strike @ EUR 151.000 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	28	(8)	0	(2)
Canada Government 10-Year Bond December Futures	Short	12/2014	94	(29)	31	(33)
E-mini S&P 500 Index December Futures	Long	12/2014	153	(198)	0	(31)
Euro-BTP Italy Government Bond December Futures	Long	12/2014	69	71	30	(15)
Euro-Bund 10-Year Bond December Futures	Short	12/2014	96	(77)	0	(32)
Put Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	81	28	3	0
U.S. Treasury 10-Year Note December Futures	Long	12/2014	2,555	543	0	(325)
United Kingdom Long Gilt December Futures	Short	12/2014	12	(9)	0	(6)

Total Futures Contracts				$199	$207	$(558)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	113

Schedule of Investments PIMCO Low Volatility RAFI®-PLUS AR Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$281,100	$4,581	$(640)	$321	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	06/18/2021	$	1,400	$(30)	$(23)	$1	$0
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		278,100	(1,572)	(674)	200	0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		1,700	(206)	(167)	10	0
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		42,900	(2,296)	(244)	263	0
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	9,600	(7)	(90)	0	(10)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	19,300	(72)	(134)	0	(4)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	80,000	24	27	0	(2)
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	25,300	(31)	(36)	5	0
Pay	28-Day MXN-TIIE	5.630%	07/07/2021		13,900	(16)	(16)	3	0
Pay	28-Day MXN-TIIE	6.075%	09/21/2021		102,600	59	59	59	0
Pay	28-Day MXN-TIIE	6.600%	05/21/2029		26,000	(47)	(56)	2	0

						$(4,194)	$(1,354)	$543	$(16)

Total Swap Agreements						$387	$(1,994)	$864	$(16)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(g)	Securities with an aggregate market value of $11,979 and cash of $83 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$207	$864	$1,071	$(343)	$(558)	$(16)	$(917)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		BRL	3,158	$		1,289	$0	$(2)
	10/2014		CAD	560			508	8	0
	10/2014		INR	87,645			1,442	28	0
	10/2014		MXN	54,717			4,128	58	0
	10/2014	$		1,385		BRL	3,158	0	(95)
	10/2014			140		TRY	306	0	(6)
	11/2014		EUR	49,593	$		65,975	3,315	0
	11/2014		JPY	1,600,000			15,091	498	0
	11/2014	$		8,279		EUR	6,285	0	(338)

114	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	12/2014		GBP	5,906	$		9,538	$0	$(30)
	12/2014		JPY	400,000			3,773	125	0
	12/2014		MXN	22,975			1,748	46	0

BPS	10/2014		BRL	22,547			9,199	0	(12)
	10/2014		MXN	59,623			4,496	65	0
	10/2014	$		9,456		BRL	22,547	0	(244)
	10/2014			1,055		INR	63,778	0	(26)
	11/2014		CHF	383	$		424	22	0
	11/2014		EUR	6,866			9,165	490	0
	11/2014		JPY	1,230,500			11,293	71	0
	11/2014		MXN	98,454			7,534	224	0
	11/2014	$		1,605		CHF	1,458	0	(78)
	11/2014			28,429		EUR	21,834	0	(842)
	12/2014		MXN	190,289	$		14,405	310	0
	12/2014	$		1,579		MXN	21,133	0	(14)
	07/2015		BRL	24,600	$		9,851	500	0

BRC	10/2014			8,294			3,384	0	(5)
	10/2014		HUF	391,208			1,615	25	0
	10/2014		INR	71,943			1,179	18	0
	10/2014		RUB	89,827			2,465	200	0
	10/2014		TRY	2,800			1,277	51	0
	10/2014	$		3,678		BRL	8,294	0	(289)
	10/2014			1,630		MYR	5,148	0	(63)
	10/2014			357		RUB	13,105	0	(27)
	11/2014		EUR	21,646	$		28,719	1,370	0
	11/2014	$		645		CHF	586	0	(31)
	11/2014			12,992		EUR	9,992	0	(367)
	12/2014		MXN	1,011	$		75	0	0
	12/2014	$		3,813		MXN	50,321	0	(86)

CBK	10/2014		BRL	8,653	$		3,759	224	0
	10/2014	$		11,446		AUD	12,900	0	(152)
	10/2014			3,530		BRL	8,653	5	0
	10/2014			1,186		INR	73,213	0	(4)
	11/2014		AUD	18,964	$		16,703	151	(13)
	11/2014		EUR	17,636			23,628	1,345	0
	11/2014		NZD	16,022			12,648	182	0
	11/2014	$		8,171		EUR	6,147	0	(404)
	12/2014		JPY	1,190,000	$		11,131	274	0
	12/2014	$		638		MXN	8,515	0	(7)
	04/2015		BRL	6,578	$		2,711	150	0

DUB	10/2014		AUD	3,507			3,263	192	0
	11/2014	$		1,377		EUR	1,064	0	(32)
	11/2014			4,646		JPY	504,480	0	(46)
	12/2014			295		MXN	3,872	0	(8)

FBF	10/2014		BRL	6,599	$		2,849	153	0
	10/2014	$		2,846		BRL	6,599	1	(151)
	10/2014			1,549		ZAR	16,651	0	(76)
	01/2015		BRL	5,891	$		2,499	153	0
	01/2015	$		2,185		BRL	5,212	0	(109)
	07/2015		BRL	3,300	$		1,357	103	0

GLM	10/2014		AUD	525			490	30	0
	10/2014		HUF	4,016,837			16,564	247	0
	10/2014		JPY	1,793,537			17,229	876	0
	11/2014		AUD	1,400			1,239	16	0
	11/2014	$		136		EUR	105	0	(3)

HUS	10/2014		AUD	8,477	$		7,744	322	0
	10/2014		NZD	389			325	22	0
	10/2014		RUB	23,277			638	51	0
	10/2014	$		1,548		MYR	4,965	0	(37)
	10/2014			150		RUB	5,493	0	(12)
	10/2014			343		TRY	748	0	(16)
	10/2014			237		ZAR	2,538	0	(13)
	11/2014		CHF	1,104	$		1,220	63	0
	11/2014		EUR	1,208			1,567	41	0
	12/2014		MXN	8,101			611	11	0
	12/2014	$		1,720		MXN	23,021	0	(15)

JPM	10/2014		AUD	2,011	$		1,802	41	0
	10/2014		BRL	16,775			7,000	147	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	115

Schedule of Investments PIMCO Low Volatility RAFI®-PLUS AR Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2014		HUF	438,497	$		1,806	$25	$0
	10/2014		INR	592,007			9,692	138	0
	10/2014		MYR	16,621			5,244	184	0
	10/2014	$		3,514		AUD	3,864	0	(131)
	10/2014			6,844		BRL	16,775	9	0
	10/2014			2,598		INR	159,231	0	(28)
	10/2014			24,342		JPY	2,649,646	0	(183)
	10/2014			2,061		MYR	6,509	0	(79)
	10/2014			1,217		RUB	44,898	0	(85)
	10/2014			525		TRY	1,142	0	(25)
	10/2014			302		ZAR	3,252	0	(14)
	10/2014		ZAR	15,605	$		1,443	63	0
	11/2014		EUR	6,331			8,260	261	0
	11/2014		JPY	2,649,646			24,348	184	0
	11/2014	$		1,315		AUD	1,498	0	(6)
	12/2014		JPY	1,340,000	$		12,563	337	0
	12/2014		MXN	3,975			301	7	0
	04/2015		BRL	17,076			7,035	387	0

MSC	10/2014		AUD	2,243			2,052	88	0
	10/2014		BRL	15,553			6,491	142	(5)
	10/2014		JPY	856,109			8,091	285	0
	10/2014	$		6,913		BRL	15,553	0	(559)
	10/2014			1,330		RUB	48,738	0	(101)
	10/2014			337		TRY	733	0	(16)
	11/2014		AUD	900	$		787	0	0
	11/2014		EUR	2,702			3,442	29	0
	11/2014		JPY	429,266			3,933	18	0
	11/2014		NZD	1,061			832	6	0
	12/2014		MXN	8,815			664	11	0
	12/2014	$		9,173		MXN	121,022	0	(209)
	01/2015		BRL	5,199	$		1,990	0	(80)

RBC	11/2014		CHF	1,306			1,431	62	0
	11/2014		EUR	7,546			9,988	454	0
	12/2014		MXN	226,822			17,129	322	0
	12/2014	$		2,277		MXN	30,227	0	(38)
	02/2015		MXN	12,248	$		927	23	0

SCX	11/2014	$		451		EUR	343	0	(18)

SOG	10/2014		HUF	322,383	$		1,308	0	(2)
	10/2014		ZAR	9,114			836	30	0
	12/2014	$		2,319		MXN	30,561	0	(55)

UAG	10/2014		BRL	33,472	$		14,154	479	0
	10/2014	$		14,134		BRL	33,472	10	(470)
	10/2014			7,546		INR	457,110	0	(169)
	11/2014		CHF	3,088	$		3,418	182	0
	11/2014	$		10,743		BRL	25,471	0	(429)
	11/2014			4,100		CHF	3,822	0	(95)
	12/2014		JPY	1,070,000	$		10,031	269	0
	12/2014		MXN	183,683			13,827	222	0
	01/2015		BRL	2,720			1,171	88	0

Total Forward Foreign Currency Contracts								$16,539	$(6,450)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC EUR versus GBP	GBP	0.833	10/08/2014	EUR 10,700	$28	$0

BRC	Put - OTC EUR versus USD	$	1.271	10/01/2014	27,900	46	225

UAG	Call - OTC EUR versus GBP	GBP	0.833	10/08/2014	1,100	3	0

						$77	$225

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.405%	11/24/2014	$ 23,100	$133	$147

Total Purchased Options							$210	$372

116	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	3,800	$(10)	$(3)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$	800	$(22)	$(38)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		800	(44)	(23)
	Put - OTC USD versus JPY		80.000	02/28/2019		200	(11)	(6)

BPS	Put - OTC EUR versus GBP	GBP	0.780	10/08/2014	EUR	10,700	(28)	(65)
	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	$	1,100	(27)	(41)

BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		400	(10)	(2)
	Put - OTC USD versus JPY		94.750	04/21/2016		5,300	(158)	(58)

CBK	Call - OTC USD versus BRL	BRL	2.600	03/11/2015		800	(14)	(28)
	Call - OTC USD versus BRL		2.740	06/08/2015		1,100	(25)	(39)

DUB	Put - OTC AUD versus USD	$	0.855	10/30/2014	AUD	6,863	(27)	(27)

JPM	Call - OTC AUD versus USD		0.915	11/20/2014		20,200	(84)	(21)
	Call - OTC USD versus BRL	BRL	2.603	12/24/2014	$	22,100	(274)	(424)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		1,000	(25)	(6)

MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015		3,700	(110)	(168)

UAG	Put - OTC EUR versus GBP	GBP	0.780	10/08/2014	EUR	1,100	(3)	(7)
	Call - OTC USD versus BRL	BRL	2.798	03/26/2015	$	22,100	(323)	(424)

							$(1,185)	$(1,377)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150%	12/01/2014	$	23,600	$(199)	$(347)

FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150%	12/01/2014		38,300	(230)	(563)

								$(429)	$(910)

Total Written Options								$(1,624)	$(2,290)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	39	$7,100	AUD	0	EUR	6,300	$(153)
Sales	1,059	143,500		43,763		32,700	(2,375)
Closing Buys	(7)	(1,000)		(15,300)		(13,700)	269
Expirations	(171)	(27,000)		(1,400)		(9,700)	229
Exercised	(39)	(1,300)		0		0	29

Balance at End of Period	881	$121,300	AUD	27,063	EUR	15,600	$(2,001)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.548%	$	100	$(5)	$2	$0	$(3)
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%		500	(11)	(4)	0	(15)

BPS	Italy Government International Bond	1.000%	09/20/2019	1.001%		200	1	0	1	0

BRC	Italy Government International Bond	1.000%	09/20/2019	1.001%		200	0	0	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	117

Schedule of Investments PIMCO Low Volatility RAFI®-PLUS AR Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.548%	$	200	$(9)	$4	$0	$(5)
	Italy Government International Bond	1.000%	03/20/2019	0.931%		2,100	(53)	59	6	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		100	0	0	0	0

DUB	Italy Government International Bond	1.000%	09/20/2019	1.001%		1,600	4	(3)	1	0

GST	Brazil Government International Bond	1.000%	03/20/2019	1.548%		100	(4)	2	0	(2)
	Greece Government International Bond	1.000%	09/20/2015	3.951%	EUR	600	(26)	5	0	(21)

HUS	Brazil Government International Bond	1.000%	12/20/2019	1.750%	$	2,400	(64)	(23)	0	(87)
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%		1,400	(32)	(11)	0	(43)
	Italy Government International Bond	1.000%	09/20/2019	1.001%		500	1	(1)	0	0
	South Africa Government International Bond	1.000%	12/20/2019	1.934%		2,400	(90)	(18)	0	(108)

JPM	Brazil Government International Bond	1.000%	03/20/2019	1.548%		1,400	(61)	29	0	(32)
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%		500	(11)	(5)	0	(16)

							$(360)	$36	$8	$(332)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$1,090	$ (3)	$(1)	$0	$(4)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2016	EUR	71,300	$92,405	$(4)	$(2,346)	$0	$(2,350)

							$(4)	$(2,346)	$0	$(2,350)

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
SOG	Pay	28-Day MXN-TIIE	7.380%	02/09/2029	MXN	5,000	$24	$(4)	$20	$0

UAG	Pay	28-Day MXN-TIIE	5.610%	07/07/2021		13,900	6	(22)	0	(16)

							$30	$(26)	$20	$(16)

118	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	RALVEIUT Index	1,793,548	1-Month USD-LIBOR plus a specified spread	01/15/2015	$196,555		$(544)	$0	$(544)
	Receive	RALVEIUT Index	368,857	1-Month USD-LIBOR plus a specified spread	01/30/2015	37,150		3,153	3,153	0

BRC	Receive	RALVEIUT Index	685,828	1-Month USD-LIBOR plus a specified spread	09/25/2015	75,200		(232)	0	(232)
	Receive	RALVEIUT Index	681,246	1-Month USD-LIBOR plus a specified spread	10/26/2015	75,230		(763)	0	(763)

CBK	Receive	RALVEIUT Index	149,061	1-Month USD-LIBOR plus a specified spread	01/30/2015	15,062		1,225	1,225	0
	Receive	RALVEIUT Index	387,785	1-Month USD-LIBOR plus a specified spread	04/15/2015	40,090		2,292	2,292	0

DUB	Receive	RALVEIUT Index	2,103,826	1-Month USD-LIBOR plus a specified spread	08/27/2015	231,000		(1,107)	0	(1,107)
	Receive	RALVEIUT Index	2,099,747	1-Month USD-LIBOR plus a specified spread	10/05/2015	231,000		(1,540)	0	(1,540)

JPM	Receive	RALVEIUT Index	1,411,161	1-Month USD-LIBOR plus a specified spread	09/21/2015	154,064		169	169	0

								$2,653	$6,839	$(4,186)

Total Swap Agreements							$(337)	$316	$6,867	$(6,888)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(i)	Securities with an aggregate market value of $3,260 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
BOA	$4,078	$0	$3,153	$7,231	$(471)	$(67)	$(562)	$(1,100)	$6,131	$(6,160)	$(29)
BPS	1,682	0	1	1,683	(1,216)	(106)	(2,350)	(3,672)	(1,989)	(410)	(2,399)
BRC	1,664	225	0	1,889	(868)	(60)	(995)	(1,923)	(34)	0	(34)
CBK	2,331	0	3,523	5,854	(580)	(67)	(5)	(652)	5,202	(5,139)	63
DUB	192	0	1	193	(86)	(374)	(2,647)	(3,107)	(2,914)	1,859	(1,055)
FBF	410	0	0	410	(336)	(563)	0	(899)	(489)	592	103
GLM	1,169	147	0	1,316	(3)	0	0	(3)	1,313	(1,260)	53
GST	0	0	0	0	0	(3)	(27)	(30)	(30)	0	(30)
HUS	510	0	0	510	(93)	0	(238)	(331)	179	(300)	(121)
JPM	1,783	0	169	1,952	(551)	(451)	(48)	(1,050)	902	(1,310)	(408)
MSB	0	0	0	0	0	(168)	0	(168)	(168)	473	305
MSC	579	0	0	579	(970)	0	0	(970)	(391)	0	(391)
RBC	861	0	0	861	(38)	0	0	(38)	823	(670)	153
SCX	0	0	0	0	(18)	0	0	(18)	(18)	0	(18)
SOG	30	0	20	50	(57)	0	0	(57)	(7)	0	(7)
UAG	1,250	0	0	1,250	(1,163)	(431)	(16)	(1,610)	(360)	336	(24)

Total Over the Counter	$16,539	$372	$6,867	$23,778	$(6,450)	$(2,290)	$(6,888)	$(15,628)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	119

Schedule of Investments PIMCO Low Volatility RAFI®-PLUS AR Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$207	$207
Swap Agreements	0	321	0	0	543	864

	$0	$321	$0	$0	$750	$1,071

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,539	$0	$16,539
Purchased Options	0	0	0	225	147	372
Swap Agreements	0	8	6,839	0	20	6,867

	$0	$8	$6,839	$16,764	$167	$23,778

	$0	$329	$6,839	$16,764	$917	$24,849

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$343	$343
Futures	0	0	31	0	527	558
Swap Agreements	0	0	0	0	16	16

	$0	$0	$31	$0	$887	$917

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,450	$0	$6,450
Written Options	0	3	0	1,377	910	2,290
Swap Agreements	0	336	4,186	2,350	16	6,888

	$0	$339	$4,186	$10,177	$926	$15,628

	$0	$339	$4,217	$10,177	$1,813	$16,545

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$45	$45
Futures	0	0	(203)	0	(2,240)	(2,443)
Swap Agreements	0	128	0	0	(1,543)	(1,415)

	$0	$128	$(203)	$0	$(3,738)	$(3,813)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,047	$0	$2,047
Written Options	0	22	(74)	147	4	99
Swap Agreements	0	112	7,796	(23)	578	8,463

	$0	$134	$7,722	$2,171	$582	$10,609

	$0	$262	$7,519	$2,171	$(3,156)	$6,796

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$34	$34
Futures	0	0	(198)	0	426	228
Swap Agreements	0	(640)	0	0	(1,094)	(1,734)

	$0	$(640)	$(198)	$0	$(634)	$(1,472)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,687	$0	$10,687
Purchased Options	0	0	0	149	13	162
Written Options	0	(1)	0	(213)	(484)	(698)
Swap Agreements	0	(47)	251	(2,346)	(103)	(2,245)

	$0	$(48)	$251	$8,277	$(574)	$7,906

	$0	$(688)	$53	$8,277	$(1,208)	$6,434

120	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,670	$0	$4,670
Corporate Bonds & Notes
Banking & Finance	0	78,738	0	78,738
Industrials	0	14,777	0	14,777
Utilities	0	6,427	0	6,427
U.S. Government Agencies	0	10,245	0	10,245
U.S. Treasury Obligations	0	111,858	0	111,858
Mortgage-Backed Securities	0	14,229	0	14,229
Asset-Backed Securities	0	16,262	878	17,140
Sovereign Issues	0	52,632	0	52,632
Preferred Securities
Banking & Finance	186	0	0	186
Short-Term Instruments
Certificates of Deposit	0	3,007	0	3,007
Commercial Paper	0	1,694	0	1,694
Repurchase Agreements	0	184,600	0	184,600
Short-Term Notes	0	147,055	0	147,055
Greece Treasury Bills	0	5,421	0	5,421
Japan Treasury Bills	0	51,060	0	51,060
Mexico Treasury Bills	0	30,767	0	30,767
Slovenia Treasury Bills	0	1,262	0	1,262
U.S. Treasury Bills	0	365	0	365
	$186	$735,069	$878	$736,133

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$368,976	$0	$0	$368,976

Total Investments	$369,162	$735,069	$878	$1,105,109

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(8,611)	0	(8,611)
U.S. Treasury Obligations	0	(15,672)	0	(15,672)
	$0	$(24,283)	$0	$(24,283)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	207	864	0	1,071
Over the counter	0	23,778	0	23,778
	$207	$24,642	$0	$24,849

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(558)	(359)	0	(917)
Over the counter	0	(15,628)	0	(15,628)
	$(558)	$(15,987)	$0	$(16,545)

Totals	$368,811	$719,441	$878	$1,089,130

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	121

Schedule of Investments PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.1%

BANK LOAN OBLIGATIONS 1.2%
BMC Software Finance, Inc.
5.000% due 09/10/2020		$2,873	$2,832
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		764	753
Hologic, Inc.
3.250% due 08/01/2019		795	787
MGM Resorts International
3.500% due 12/20/2019		688	677
OGX
TBD% - 8.000% due 04/11/2015		59	49

Total Bank Loan Obligations (Cost $5,137)			5,098

CORPORATE BONDS & NOTES 33.1%

BANKING & FINANCE 20.7%
Ally Financial, Inc.
3.500% due 07/18/2016		1,700	1,723
6.750% due 12/01/2014		300	302
8.300% due 02/12/2015		1,500	1,534
Aviation Loan Trust
2.344% due 12/15/2022		878	823
AyT Cedulas Cajas Fondo de Titulizacion de Activos
3.750% due 03/31/2015	EUR	800	1,028
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016		3,000	4,112
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (d)		$2,000	2,130
Banco Bradesco S.A.
4.500% due 01/12/2017		800	841
Banco Espirito Santo S.A.
5.875% due 11/09/2015	EUR	800	1,004
Banco Popolare SC
2.375% due 01/22/2018		2,200	2,793
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)		1,200	1,656
Banco Santander Chile
1.834% due 01/19/2016		$100	101
Bank of America Corp.
1.105% due 04/01/2019		3,000	3,019
2.650% due 04/01/2019		1,000	999
Bank of America N.A.
0.654% due 05/08/2017		1,600	1,601
Bankia S.A.
3.625% due 10/05/2016	EUR	2,000	2,691
4.250% due 07/05/2016		2,000	2,702
4.500% due 04/26/2022		1,900	2,905
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$1,800	2,096
BNP Paribas S.A.
0.547% due 11/07/2015		2,300	2,301
BPCE S.A.
0.865% due 06/17/2017		1,800	1,808
Caixa Economica Federal
4.250% due 05/13/2019		800	798
CIT Group, Inc.
4.750% due 02/15/2015		1,200	1,214
Citigroup, Inc.
1.700% due 07/25/2016		1,000	1,011
Credit Agricole S.A.
0.780% due 06/12/2017		2,200	2,204
Crown Castle International Corp.
5.250% due 01/15/2023		200	199
DNB Bank ASA
3.200% due 04/03/2017		1,000	1,045

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eksportfinans ASA
2.375% due 05/25/2016		$700	$703
3.000% due 11/17/2014		2,100	2,108
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	700	1,109
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		$1,000	1,013
8.700% due 10/01/2014		500	500
General Motors Financial Co., Inc.
2.750% due 05/15/2016		800	807
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	1,100	1,520
HBOS PLC
6.750% due 05/21/2018		$400	453
HDFC Bank Ltd.
3.000% due 11/30/2016		900	922
HSBC Holdings PLC
4.875% due 01/14/2022		800	891
ING Bank NV
2.000% due 09/25/2015		1,300	1,317
International Lease Finance Corp.
4.875% due 04/01/2015		900	915
7.125% due 09/01/2018		500	564
8.625% due 09/15/2015		2,500	2,647
Intesa Sanpaolo SpA
3.125% due 01/15/2016		700	716
JPMorgan Chase & Co.
0.754% due 02/15/2017		400	402
4.400% due 07/22/2020		1,200	1,294
LeasePlan Corp. NV
2.500% due 05/16/2018		1,500	1,506
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		100	148
Metropolitan Life Global Funding
3.875% due 04/11/2022		1,100	1,156
Morgan Stanley
1.514% due 04/25/2018		1,100	1,132
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	500	660
Navient LLC
5.000% due 04/15/2015		$200	204
Prudential Covered Trust
2.997% due 09/30/2015		900	919
Rabobank Group
4.000% due 09/10/2015	GBP	2,000	3,330
6.875% due 03/19/2020	EUR	600	903
Rio Oil Finance Trust
6.250% due 07/06/2024		$1,900	1,963
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	291
Shinsei Bank Ltd.
7.375% due 09/14/2020		700	934
SL Green Realty Corp.
4.500% due 12/01/2022		$800	805
Standard Chartered PLC
3.200% due 05/12/2016		100	104
3.850% due 04/27/2015		900	917
Swedbank Hypotek AB
1.375% due 03/28/2018		2,700	2,677
UBS AG
7.625% due 08/17/2022		3,800	4,422
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	300	504
Weyerhaeuser Co.
7.375% due 10/01/2019		$1,500	1,815

			86,911

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 9.6%
Altria Group, Inc.
9.250% due 08/06/2019		$354	$461
Amgen, Inc.
0.835% due 05/22/2019		700	705
2.200% due 05/22/2019		1,400	1,386
Ashland, Inc.
3.000% due 03/15/2016		1,300	1,306
Boston Scientific Corp.
6.000% due 01/15/2020		900	1,028
Cellco Partnership
8.500% due 11/15/2018		622	774
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		100	112
CNPC General Capital Ltd.
1.133% due 05/14/2017		500	501
2.750% due 05/14/2019		200	199
Dow Chemical Co.
8.550% due 05/15/2019		100	126
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		200	216
HCA Holdings, Inc.
7.750% due 05/15/2021		4,600	4,928
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,200	1,499
Kraft Foods Group, Inc.
1.625% due 06/04/2015		$300	302
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,000	1,011
OGX Austria GmbH
8.375% due 04/01/2022 ^		1,000	38
8.500% due 06/01/2018 ^		600	27
Rogers Communications, Inc.
6.800% due 08/15/2018		1,500	1,758
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		4,200	4,279
Schaeffler Finance BV
7.750% due 02/15/2017	EUR	3,800	5,409
Transocean, Inc.
6.000% due 03/15/2018		$1,800	1,943
United Rentals North America, Inc.
5.750% due 07/15/2018		4,100	4,295
Unitymedia KabelBW GmbH
9.625% due 12/01/2019	EUR	1,500	2,008
UPCB Finance Ltd.
7.625% due 01/15/2020		3,050	4,055
Wynn Macau Ltd.
5.250% due 10/15/2021		$1,900	1,843

			40,209

UTILITIES 2.8%
AES Corp.
3.234% due 06/01/2019		1,100	1,086
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	100	134
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		$1,000	1,001
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		263	271
Petrobras Global Finance BV
2.374% due 01/15/2019		300	301
2.595% due 03/17/2017		2,600	2,636
3.250% due 03/17/2017		500	507
Sinopec Group Overseas Development Ltd.
1.014% due 04/10/2017		1,600	1,603
1.750% due 04/10/2017		2,300	2,295

122	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sprint Communications, Inc.
8.375% due 08/15/2017		$600	$673
Telefonica Europe BV
6.500% due 09/18/2018 (d)	EUR	200	275
Verizon Communications, Inc.
4.862% due 08/21/2046		$283	285
5.150% due 09/15/2023		500	553
6.400% due 09/15/2033		273	333

			11,953

Total Corporate Bonds & Notes (Cost $141,152)			139,073

MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.2%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		400	571
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		150	183

			754

NEW YORK 0.0%
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040		150	175

OHIO 0.1%
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111		300	312

Total Municipal Bonds & Notes (Cost $1,180)			1,241

U.S. GOVERNMENT AGENCIES 12.3%
Fannie Mae
0.525% due 05/25/2037		66	66
0.705% due 09/25/2041		438	443
0.825% due 03/25/2038		799	811
2.900% due 06/01/2020		1,255	1,288
3.500% due 10/01/2029		26,000	27,335
4.000% due 10/01/2044		6,000	6,324
5.000% due 10/01/2041		248	275
5.896% due 03/25/2037 (a)		480	61
5.996% due 11/25/2039 (a)		348	45
6.000% due 05/01/2024		646	709
6.226% due 03/25/2037 (a)		836	124
6.346% due 02/25/2037 (a)		2,822	440
7.046% due 02/25/2037 (a)		321	51
9.806% due 11/25/2040		4	4
Freddie Mac
0.554% due 11/15/2043		10,354	10,394
0.674% due 12/15/2041		780	788
0.704% due 01/15/2042		1,471	1,485
1.255% due 07/15/2042		20	20
5.000% due 04/15/2041		400	455
5.500% due 03/15/2034		505	561
6.416% due 09/15/2036 (a)		534	79
10.553% due 02/15/2040		106	111
11.579% due 09/15/2041		25	26
12.739% due 02/15/2041		6	7

Total U.S. Government Agencies (Cost $51,849)			51,902

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 30.2%
U.S. Treasury Bonds
3.125% due 08/15/2044 (h)(f)		$15,000	$14,763
U.S. Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025 (f)		22,745	26,680
2.375% due 01/15/2027 (h)(f)(i)		18,304	21,701
U.S. Treasury Notes
1.500% due 01/31/2019 (i)(k)		14,700	14,614
1.625% due 08/31/2019 (f)		46,200	45,902
2.500% due 05/15/2024 (f)		2,900	2,903
2.750% due 11/15/2023 (i)(k)		500	513

Total U.S. Treasury Obligations (Cost $128,515)			127,076

MORTGAGE-BACKED SECURITIES 6.1%
American Home Mortgage Investment Trust
2.332% due 02/25/2045		550	556
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		871	933
Banc of America Mortgage Trust
2.679% due 02/25/2034		123	124
2.726% due 05/25/2033		330	332
2.773% due 01/25/2035		170	165
5.435% due 06/25/2035		62	61
Banc of America Re-REMIC Trust
5.812% due 02/24/2051		194	206
Bear Stearns Adjustable Rate Mortgage Trust
2.369% due 02/25/2036		117	118
Chase Mortgage Finance Trust
6.000% due 11/25/2036 ^		297	257
Chaseflex Trust
0.455% due 07/25/2037		761	658
Citigroup Commercial Mortgage Trust
2.381% due 09/10/2045 (a)		6,816	714
5.810% due 06/14/2050		150	162
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035		469	473
2.514% due 10/25/2035		78	78
5.212% due 08/25/2035		80	79
Commercial Mortgage Trust
2.365% due 02/10/2029		200	205
Countrywide Alternative Loan Trust
0.325% due 11/25/2036		2,438	2,183
0.454% due 11/20/2035		131	110
1.515% due 08/25/2035		71	66
1.595% due 01/25/2036		258	242
Countrywide Home Loan Mortgage Pass-Through Trust
0.485% due 02/25/2035		97	89
2.438% due 10/20/2034		444	399
2.624% due 08/25/2034		195	182
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020		67	67
Credit Suisse Mortgage Capital Certificates
5.773% due 04/12/2049		31	31
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 03/25/2037 ^		276	251
Deutsche ALT-A Securities, Inc.
0.655% due 02/25/2035		1,008	923
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		192	177
Granite Master Issuer PLC
0.207% due 12/20/2054	EUR	39	50
GS Mortgage Securities Trust
5.162% due 12/10/2043		$1,200	1,353
GSR Mortgage Loan Trust
2.523% due 12/25/2034		144	142

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.682% due 09/25/2035		$859	$870
2.694% due 11/25/2035		230	226
5.002% due 11/25/2035		132	131
5.229% due 07/25/2035		199	199
5.500% due 01/25/2037		682	684
JPMorgan Mortgage Trust
2.529% due 07/25/2035		978	982
Luminent Mortgage Trust
0.395% due 04/25/2036		602	414
Merrill Lynch Mortgage Investors Trust
1.832% due 02/25/2033		533	518
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	275
Morgan Stanley Mortgage Loan Trust
2.179% due 06/25/2036		55	53
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		549	521
Nomura Asset Acceptance Corp.
3.182% due 07/25/2035		138	138
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		216	231
5.420% due 01/16/2049		139	150
5.695% due 09/16/2040		150	161
6.105% due 06/16/2049		192	208
6.140% due 02/16/2051		300	324
Sequoia Mortgage Trust
0.830% due 05/20/2034		285	275
Structured Adjustable Rate Mortgage Loan Trust
0.455% due 08/25/2036		931	731
Structured Asset Mortgage Investments Trust
0.385% due 02/25/2036		1,335	1,090
Structured Asset Securities Corp.
6.000% due 05/25/2034		18	18
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.655% due 12/25/2033		24	24
2.391% due 02/25/2034		1,205	1,186
Structured Asset Securities Corp. Trust
5.000% due 05/25/2035		298	305
Thornburg Mortgage Securities Trust
1.405% due 06/25/2047		275	249
5.750% due 06/25/2047		585	530
Wachovia Bank Commercial Mortgage Trust
5.933% due 06/15/2049		500	542
WaMu Mortgage Pass-Through Certificates Trust
0.435% due 11/25/2045		87	78
2.176% due 08/25/2046		500	473
2.364% due 08/25/2035		29	29
Wells Fargo Commercial Mortgage Trust
1.184% due 02/15/2027		1,800	1,801
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 02/25/2035		570	561
2.622% due 11/25/2036		166	153

Total Mortgage-Backed Securities (Cost $22,637)			25,516

ASSET-BACKED SECURITIES 5.0%
ACA CLO Ltd.
0.484% due 07/25/2018		94	94
Alba SPV SRL
1.701% due 04/20/2040	EUR	1,486	1,885
Bear Stearns Asset-Backed Securities Trust
0.645% due 07/25/2035		$624	613
Berica Asset-Backed Security SRL
0.382% due 12/31/2055	EUR	2,029	2,547
Cairn CLO BV
0.663% due 10/15/2022		688	869

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	123

Schedule of Investments PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Carrington Mortgage Loan Trust
0.255% due 06/25/2037		$51	$51
Citibank Omni Master Trust
4.900% due 11/15/2018		250	251
COA Summit CLO Ltd.
1.584% due 04/20/2023		1,100	1,099
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		37	37
Countrywide Asset-Backed Certificates
0.755% due 08/25/2035		330	326
EFS Volunteer LLC
0.755% due 10/25/2021		247	248
EMC Mortgage Loan Trust
0.605% due 05/25/2043		308	294
Gallatin CLO Ltd.
1.432% due 07/15/2023		400	399
Home Equity Asset Trust
1.250% due 07/25/2035		1,000	895
HSI Asset Securitization Corp. Trust
0.335% due 04/25/2037		1,500	1,109
Hyde Park CDO BV
0.583% due 06/14/2022	EUR	416	524
IXIS Real Estate Capital Trust
0.495% due 02/25/2036		$91	90
JPMorgan Mortgage Acquisition Corp.
0.345% due 05/25/2035		250	246
LCM LP
1.494% due 04/15/2022		2,300	2,301
Morgan Stanley Dean Witter Capital, Inc. Trust
1.135% due 02/25/2033		753	723
Octagon Investment Partners Ltd.
1.508% due 05/05/2023		1,000	999
RAAC Trust
1.355% due 09/25/2047		885	874
Race Point CLO Ltd.
1.534% due 12/15/2022		3,700	3,708
SLM Student Loan Trust
0.354% due 06/17/2024	EUR	731	908

Total Asset-Backed Securities (Cost $20,321)			21,090

SOVEREIGN ISSUES 18.8%
Autonomous Community of Catalonia
4.950% due 02/11/2020		2,000	2,832
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	24,700	9,296
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		3,200	1,165
10.000% due 01/01/2025		6,200	2,210

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Export-Import Bank of Korea
2.033% due 03/21/2015		$1,600	$1,609
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	1,600	1,469
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)	EUR	1,001	1,320
2.750% due 11/15/2016		4,700	6,219
3.750% due 09/01/2024		3,700	5,248
Italy Government International Bond
5.250% due 09/20/2016		$400	432
Kommunalbanken A/S
0.614% due 03/27/2017		2,300	2,317
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	150,000	1,313
4.500% due 07/03/2017		140,000	1,261
Slovenia Government International Bond
4.125% due 02/18/2019		$5,900	6,158
4.750% due 05/10/2018		300	321
5.250% due 02/18/2024		300	321
5.500% due 10/26/2022		1,800	1,962
5.850% due 05/10/2023		4,300	4,805
Spain Government International Bond
2.750% due 10/31/2024	EUR	15,100	20,045
3.800% due 04/30/2024		700	1,017
4.400% due 10/31/2023		1,800	2,737
4.800% due 01/31/2024		1,600	2,502
5.400% due 01/31/2023		1,500	2,422

Total Sovereign Issues (Cost $81,218)			78,981

		SHARES
PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%
GMAC Capital Trust
8.125% due 02/15/2040		81,912	2,180

Total Preferred Securities (Cost $2,226)			2,180

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 9.6%

CERTIFICATES OF DEPOSIT 2.6%
Banco Bilbao Vizcaya Argentaria S.A.
0.983% due 10/23/2015		$3,250	3,250
Credit Suisse
0.444% due 01/12/2015		2,500	2,501
0.555% due 08/24/2015		400	400
Intesa Sanpaolo SpA
1.650% due 04/07/2015		4,800	4,817

			10,968

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 0.1%
Tesco Treasury Services PLC
1.024% due 08/18/2015		$500	$496

REPURCHASE AGREEMENTS (e) 0.1%
			544

GREECE TREASURY BILLS 0.4%
1.857% due 10/17/2014 - 02/06/2015 (b)	EUR	1,300	1,639

MEXICO TREASURY BILLS 6.0%
3.067% due 10/30/2014 - 12/24/2014 (b)	MXN	344,000	25,494

U.S. TREASURY BILLS 0.4%
0.037% due 10/09/2014 - 04/02/2015 (b)(i)(k)		$1,606	1,606

Total Short-Term Instruments (Cost $41,648)			40,747

Total Investments in Securities (Cost $495,883)			492,904

		SHARES
INVESTMENTS IN AFFILIATES 17.4%

SHORT-TERM INSTRUMENTS 17.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.4%
PIMCO Short-Term Floating NAV Portfolio		6,418,011	64,219
PIMCO Short-Term Floating NAV Portfolio III		882,186	8,814

Total Short-Term Instruments (Cost $73,033)			73,033

Total Investments in Affiliates (Cost $73,033)			73,033

Total Investments 134.5% (Cost $568,916)			$565,937

Financial Derivative Instruments (g)(j) 4.1% (Cost or Premiums, net $(880))			17,257

Other Assets and Liabilities, net (38.6%)			(162,577)

Net Assets 100.0%			$420,617

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

124	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$544	U.S. Treasury Notes 1.500% due 02/28/2019	$(557)	$544	$544

Total Repurchase Agreements						$(557)	$544	$544

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.160%	09/12/2014	10/14/2014	$(11,759)	$(11,759)
	0.160%	09/17/2014	10/17/2014	(5,860)	(5,860)
	0.180%	09/19/2014	10/03/2014	(6,236)	(6,237)

Total Reverse Repurchase Agreements					$(23,856)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.180%	09/16/2014	10/16/2014	$(4,211)	$(4,213)
BPG	0.150%	09/30/2014	10/30/2014	(4,624)	(4,626)
	0.180%	09/18/2014	10/17/2014	(4,185)	(4,187)
FOB	0.170%	09/16/2014	10/07/2014	(2,907)	(2,909)
GSC	(0.500%)	09/29/2014	10/06/2014	(42,323)	(42,331)
	0.230%	09/24/2014	10/08/2014	(3,121)	(3,122)
MSC	0.050%	09/25/2014	10/02/2014	(13,013)	(13,014)
	0.250%	09/26/2014	10/03/2014	(8,667)	(8,667)

Total Sale-Buyback Transactions					$(83,069)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $22,996 at a weighted average interest rate of (0.082%).
(3)	Payable for sale-buyback transactions includes $19 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	10/01/2044	$ 10,000	$(10,515)	$(10,540)
BPG	Fannie Mae	4.000%	11/01/2044	6,000	(6,308)	(6,305)
DEU	Fannie Mae	4.000%	10/01/2044	7,000	(7,395)	(7,378)
FOB	Fannie Mae	4.000%	11/01/2044	43,000	(45,058)	(45,187)
	Fannie Mae	4.500%	10/01/2044	5,000	(5,384)	(5,395)
	Fannie Mae	4.500%	11/01/2044	88,000	(94,686)	(94,722)
GSC	Fannie Mae	3.500%	10/01/2044	4,000	(4,092)	(4,089)
NOM	Fannie Mae	4.000%	10/01/2044	12,000	(12,659)	(12,648)
SAL	Fannie Mae	4.000%	10/01/2044	6,000	(6,328)	(6,324)

Total Short Sales					$(192,425)	$(192,588)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	125

Schedule of Investments PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(f)	Securities with an aggregate market value of $106,384 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BSN	$0	$(23,856)	$0	$0	$(23,856)	$23,567	$(23,856)
SSB	544	0	0	0	544	(557)	(13)

Master Securities Forward Transaction Agreement
BCY	0	0	(4,213)	0	(4,213)	4,150	(63)
BOA	0	0	0	(10,540)	(10,540)	0	(10,540)
BPG	0	0	(8,813)	(6,305)	(15,118)	8,733	(6,385)
DEU	0	0	0	(7,378)	(7,378)	0	(7,378)
FOB	0	0	(2,909)	(145,304)	(148,213)	2,903	(145,310)
GSC	0	0	(45,453)	(4,089)	(49,542)	45,406	(4,136)
MSC	0	0	(21,681)	0	(21,681)	21,626	(55)
NOM	0	0	0	(12,648)	(12,648)	(61)	(12,709)
SAL	0	0	0	(6,324)	(6,324)	0	(6,324)

Total Borrowings and Other Financing Transactions	$544	$(23,856)	$(83,069)	$(192,588)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,890.000	11/22/2014	45	$(77)	$(93)

Total Written Options				$(77)	$(93)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor September Futures	Long	09/2015	75	$28	$1	$0
5-Year Deliverable Interest Rate Swap December Futures	Short	12/2014	1	0	0	0
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2014	36	27	5	0
30-Year Deliverable Interest Rate Swap December Futures	Short	12/2014	9	10	6	0
90-Day Eurodollar June Futures	Long	06/2016	254	(57)	0	(13)
90-Day Eurodollar June Futures	Short	06/2017	254	13	13	0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	56	(39)	0	0
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	56	45	0	0

Total Futures Contracts				$27	$25	$(13)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$151,100	$2,462	$(541)	$172	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

126	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/18/2019	$	78,000	$(872)	$(559)	$30	$0
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		33,600	(190)	(224)	24	0
Pay	3-Month USD-LIBOR	3.000%	12/17/2024		8,800	215	94	0	(13)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		5,500	(383)	(669)	33	0
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017	AUD	749,500	758	643	703	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/17/2019		66,700	1,032	(102)	106	0
Receive	6-Month AUD-BBR-BBSW	4.250%	12/17/2024		87,600	(2,418)	(209)	0	(38)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	4,000	(3)	(38)	0	(4)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		21,400	(276)	(649)	0	(2)
Pay	28-Day MXN-TIIE	5.640%	06/04/2021	MXN	5,000	(5)	(5)	1	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		74,600	(91)	(105)	15	0

						$(2,233)	$(1,823)	$912	$(57)

Total Swap Agreements						$229	$(2,364)	$1,084	$(57)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(h)	Securities with an aggregate market value of $1,790 have been pledged as collateral as of September 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(i)	Securities with an aggregate market value of $8,260 and cash of $1,122 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$25	$1,084	$1,109	$(93)	$(13)	$(57)	$(163)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		BRL	9,506	$		4,228	$344	$0
	10/2014		CAD	11,274			10,233	170	0
	10/2014		EUR	2,452			3,181	84	0
	10/2014		INR	188,296			3,098	59	0
	10/2014	$		14,589		AUD	16,431	0	(203)
	10/2014			3,879		BRL	9,506	5	0
	10/2014			6,148		EUR	4,819	0	(61)
	10/2014			5,900		INR	359,471	0	(99)
	10/2014			206		TRY	450	0	(9)
	11/2014		AUD	16,431	$		14,555	202	0
	11/2014		EUR	4,402			5,609	48	0
	12/2014		GBP	5,931			9,579	0	(31)
	12/2014		MXN	10,819			826	25	0

BPS	10/2014		BRL	31,747			12,953	0	(17)
	10/2014		EUR	10,032			13,161	490	0
	10/2014		MXN	57,310			4,357	96	0
	10/2014	$		14,016		BRL	31,747	0	(1,046)
	11/2014		CHF	565	$		625	33	0
	11/2014	$		2,350		CHF	2,134	0	(114)
	11/2014			1,013		EUR	789	0	(17)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	127

Schedule of Investments PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received			Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	12/2014	MXN	123,911	$		9,337	$160	$0
	12/2014	$	2,408		MXN	32,229	0	(21)
	07/2015	BRL	289		$	117	7	0

BRC	10/2014	EUR	26,552			34,665	1,129	0
	10/2014	INR	105,015			1,721	26	0
	10/2014	RUB	111,034			3,048	248	0
	10/2014	$	591		EUR	456	0	(15)
	10/2014		1,440		MYR	4,550	0	(55)
	10/2014		520		RUB	19,089	0	(39)
	11/2014	CHF	1,598		$	1,765	91	0
	11/2014	$	825		CHF	750	0	(39)
	12/2014	MXN	1,005		$	74	0	0
	12/2014	$	8,760		GBP	5,353	0	(87)
	12/2014		711		MXN	9,291	0	(23)

CBK	10/2014	BRL	4,065		$	1,784	123	0
	10/2014	$	1,659		BRL	4,065	2	0
	10/2014		2,345		INR	144,777	0	(8)
	10/2014		1,089		RUB	39,906	0	(83)
	11/2014		435		AUD	499	1	0
	11/2014		4,080		CHF	3,746	0	(154)

DUB	10/2014	AUD	2,050		$	1,907	112	0
	10/2014	INR	319,928			5,243	80	0
	10/2014	JPY	1,244,300			11,639	294	0
	10/2014	KRW	1,370,987			1,342	45	0
	10/2014	RUB	40,947			1,122	89	0
	10/2014	$	174		MYR	550	0	(7)

FBF	10/2014	BRL	12,193		$	5,264	283	0
	10/2014	$	5,220		BRL	12,193	2	(240)
	10/2014		701		ZAR	7,535	0	(35)
	12/2014		12,726		MXN	167,638	0	(309)
	01/2015	BRL	9,243		$	3,925	244	0
	01/2015	$	15,293		BRL	36,487	0	(761)
	07/2015	BRL	4,900		$	2,015	152	0

GLM	10/2014		19,138			8,262	444	0
	10/2014	EUR	1,624			2,103	52	0
	10/2014	JPY	1,598,279			15,354	781	0
	10/2014	MXN	172,702			13,136	301	0
	10/2014	$	7,808		BRL	19,138	10	0
	10/2014		5,551		EUR	4,205	0	(239)
	10/2014		1,550		ZAR	16,698	0	(73)
	10/2014	ZAR	4,351		$	408	23	0
	11/2014	MXN	12,834			975	22	0
	12/2014		191,926			14,558	347	0
	12/2014	$	3,290		MXN	44,015	0	(30)
	01/2015	BRL	50		$	21	1	0

HUS	10/2014	AUD	6,857			6,388	384	0
	10/2014	RUB	13,609			373	30	0
	10/2014	$	8,662		CAD	9,585	0	(107)
	10/2014		10,101		JPY	1,060,600	0	(430)
	10/2014		2,289		MYR	7,341	0	(54)
	10/2014		487		TRY	1,062	0	(22)
	10/2014		395		ZAR	4,230	0	(21)
	10/2014	ZAR	6,822		$	627	24	0

JPM	10/2014	AUD	7,524			6,858	270	0
	10/2014	INR	216,428			3,535	42	0
	10/2014	JPY	403,200			3,800	123	0
	10/2014	MYR	24,587			7,757	272	0
	10/2014	TRY	4,096			1,886	93	0
	10/2014	$	792		EUR	611	0	(21)
	10/2014		20,075		JPY	2,185,179	0	(151)
	10/2014		1,317		KRW	1,370,987	0	(20)
	10/2014		3,846		MYR	12,148	0	(147)
	10/2014		2,856		RUB	105,058	0	(206)
	10/2014		736		TRY	1,601	0	(35)
	10/2014		1,004		ZAR	10,815	0	(47)
	10/2014	ZAR	17,850		$	1,651	72	0
	11/2014	JPY	2,185,179			20,080	151	0
	12/2014	MXN	3,301			250	6	0
	02/2015	KRW	1,370,987			1,310	22	0

MSC	10/2014	BRL	4,711			2,043	119	0
	10/2014	EUR	62,122			81,995	3,531	0

128	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2014	$	1,922	BRL	4,711	$3	$0
	10/2014		478	TRY	1,040	0	(23)
	12/2014	MXN	12,851	$	968	16	0
	01/2015	BRL	36,391		13,932	0	(562)

RBC	10/2014	$	8,262	EUR	6,387	0	(195)
	02/2015	MXN	8,888	$	673	16	0

SOG	10/2014	ZAR	13,421		1,231	44	0

UAG	10/2014	BRL	24,233		10,157	262	(5)
	10/2014	$	10,621	BRL	24,233	0	(721)
	10/2014		110,383	EUR	86,304	0	(1,377)
	10/2014		6,138	INR	374,017	0	(103)
	11/2014	CHF	4,458	$	4,935	263	0
	11/2014	EUR	86,304		110,406	1,376	0
	11/2014	$	6,489	BRL	15,385	0	(259)
	12/2014	INR	69,031	$	1,121	19	0
	12/2014	MXN	5,952		446	5	0
	01/2015	BRL	5,012		2,158	162	0
	07/2015		19,511		7,915	499	0

Total Forward Foreign Currency Contracts						$14,429	$(8,321)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$ 1,600	$133	$75
RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	2,500	199	117

							$332	$192

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC S&P 500 Index	1,890.000	11/21/2014	$ 450	$87	$87

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC Fannie Mae 3.500% due 11/01/2044	$120.000	11/06/2014	$ 7,000	$0	$0
	Call - OTC Fannie Mae 4.000% due 11/01/2044	119.000	11/06/2014	7,500	0	0

DUB	Call - OTC Fannie Mae 4.500% due 11/01/2044	109.234	11/06/2014	72,000	3	5

JPM	Call - OTC Fannie Mae 3.500% due 11/01/2044	127.000	11/06/2014	24,000	1	0
	Call - OTC Fannie Mae 4.000% due 11/01/2044	127.000	11/06/2014	30,000	1	0

MYI	Call - OTC Fannie Mae 4.000% due 11/01/2044	110.125	11/06/2014	70,000	3	0

					$8	$5

Total Purchased Options					$427	$284

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	5,400	$(14)	$(5)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.530	10/27/2014	$1,600	$(13)	$(19)
	Call - OTC USD versus BRL		2.390	12/03/2014	22,559	(219)	(1,181)

UAG	Call - OTC USD versus INR	INR	63.300	12/03/2014	4,482	(25)	(39)
	Put - OTC USD versus KRW	KRW	1,000.000	12/03/2014	11,205	(55)	(3)
	Call - OTC USD versus KRW		1,045.000	12/03/2014	11,205	(53)	(240)

						$(365)	$(1,482)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	129

Schedule of Investments PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	6,700	$(126)	$(106)

DUB	Call - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Receive	3.895%	10/20/2014	AUD	6,800	(18)	(48)
	Put - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Pay	4.215%	10/20/2014		6,800	(18)	(1)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.660%	10/20/2014	$	20,400	(50)	(106)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920%	10/20/2014		20,400	(50)	(8)

RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		10,500	(200)	(167)
	Put - OTC 10-Year Interest Rate Swap	6-Month AUD-BBR-BBSW	Pay	4.083%	12/03/2014	AUD	14,300	(57)	(50)

								$(519)	$(486)

Total Written Options								$(898)	$(1,973)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	190	$55,900	AUD	0	EUR	32,400	$(1,218)
Sales	379	177,451		27,900		5,400	(1,694)
Closing Buys	0	(37,900)		0		0	1,120
Expirations	(281)	(74,600)		0		(32,400)	640
Exercised	(243)	(11,800)		0		0	177

Balance at End of Period	45	$109,051	AUD	27,900	EUR	5,400	$(975)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.548%	$	700	$(26)	$10	$0	$(16)
	Italy Government International Bond	1.000%	09/20/2019	1.001%		2,700	(13)	13	0	0
	Volvo Treasury AB	1.000%	03/20/2021	1.222%	EUR	100	(6)	4	0	(2)

BPS	Dell, Inc.	1.000%	09/20/2019	2.173%	$	600	(27)	(5)	0	(32)

CBK	Brazil Government International Bond	1.000%	03/20/2019	1.548%		2,300	(94)	41	0	(53)
	Dell, Inc.	1.000%	09/20/2019	2.173%		4,000	(207)	(8)	0	(215)
	Dell, Inc.	1.000%	12/20/2019	2.277%		400	(20)	(4)	0	(24)

MYC	Barclays Bank PLC	1.000%	06/20/2015	0.200%	EUR	1,600	18	(5)	13	0
	Brazil Government International Bond	1.000%	03/20/2019	1.548%	$	1,600	(69)	32	0	(37)

							$(444)	$78	$13	$(379)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$1,090	$(4)	$0	$0	$(4)
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	1,998	(7)	0	0	(7)

					$(11)	$0	$0	$(11)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

130	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	14,900	$(32)	$(29)	$0	$(61)
	Pay	1-Year BRL-CDI	11.000%	01/04/2021		36,900	127	(617)	0	(490)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		11,800	(32)	(14)	0	(46)

DUB	Pay	1-Year BRL-CDI	11.680%	01/04/2021		11,200	10	(54)	0	(44)

GLM	Pay	1-Year BRL-CDI	11.680%	01/04/2021		30,700	(84)	(36)	0	(120)

UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021		8,400	(19)	(14)	0	(33)

							$(30)	$(764)	$0	$(794)

TOTAL RETURN SWAPS ON CONVERTIBLE SECURITIES

Counterparty	Pay/ Receive (5)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	0	Not Applicable, Fully Funded	02/11/2015	$	84	$84	$49	$133	$0

	Receive	OGX Petroleo e Gas Participaceos S.A.	0	Not Applicable, Fully Funded	04/11/2015		69	69	0	69	0

								$153	$49	$202	$0

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/ Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
FBF	Receive	ERAUSST Index	28,550	1-Month USD-LIBOR less a specified spread	10/15/2015	66,995		$0	$0	$0

GST	Receive	ERAUSST Index	10,868	1-Month USD-LIBOR less a specified spread	06/15/2015	26,532		(1,029)	0	(1,029)

JPM	Receive	ERAUSST Index	129,025	1-Month USD-LIBOR less a specified spread	10/31/2014	287,668		15,119	15,119	0
	Receive	ERAUSST Index	8,655	1-Month USD-LIBOR less a specified spread	04/13/2015	21,538		(1,229)	0	(1,229)

								$12,861	$15,119	$(2,258)

Total Swap Agreements							$(332)	$12,224	$15,334	$(3,442)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(k)	Securities with an aggregate market value of $6,845 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$937	$87	$0	$1,024	$(403)	$(1,200)	$(18)	$(1,621)	$(597)	$600	$3
BPS	786	0	0	786	(1,215)	0	(629)	(1,844)	(1,058)	1,141	83
BRC	1,494	0	0	1,494	(258)	0	0	(258)	1,236	(1,050)	186
CBK	126	75	0	201	(245)	(106)	(292)	(643)	(442)	566	124
DUB	620	5	202	827	(7)	(49)	(44)	(100)	727	(290)	437
FBF	681	0	0	681	(1,345)	0	(4)	(1,349)	(668)	3,696	3,028
GLM	1,981	0	0	1,981	(342)	0	(120)	(462)	1,519	(1,610)	(91)
GST	0	0	0	0	0	(5)	(1,036)	(1,041)	(1,041)	667	(374)
HUS	438	0	0	438	(634)	0	0	(634)	(196)	0	(196)
JPM	1,051	0	15,119	16,170	(627)	0	(1,229)	(1,856)	14,314	(18,664)	(4,350)
MSB	3,669	0	0	3,669	(585)	0	0	(585)	3,084	(2,560)	524
MYC	0	0	13	13	0	0	(37)	(37)	(24)	133	109
NGF	0	0	0	0	0	(114)	0	(114)	(114)	(91)	(205)
RBC	16	0	0	16	(195)	0	0	(195)	(179)	0	(179)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	131

Schedule of Investments PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
RYL	$0	$117	$0	$117	$0	$(217)	$0	$(217)	$(100)	$(55)	$(155)
SOG	44	0	0	44	0	0	0	0	44	0	44
UAG	2,586	0	0	2,586	(2,465)	(282)	(33)	(2,780)	(194)	0	(194)

Total Over the Counter	$14,429	$284	$15,334	$30,047	$(8,321)	$(1,973)	$(3,442)	$(13,736)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$25	$25
Swap Agreements	0	172	0	0	912	1,084

	$0	$172	$0	$0	$937	$1,109

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,429	$0	$14,429
Purchased Options	0	0	87	0	197	284
Swap Agreements	0	13	15,321	0	0	15,334

	$0	$13	$15,408	$14,429	$197	$30,047

	$0	$185	$15,408	$14,429	$1,134	$31,156

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$93	$0	$0	$93
Futures	0	0	0	0	13	13
Swap Agreements	0	0	0	0	57	57

	$0	$0	$93	$0	$70	$163

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,321	$0	$8,321
Written Options	0	5	0	1,482	486	1,973
Swap Agreements	0	390	2,258	0	794	3,442

	$0	$395	$2,258	$9,803	$1,280	$13,736

	$0	$395	$2,351	$9,803	$1,351	$13,899

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$74	$74
Futures	0	0	124	0	(2,173)	(2,049)
Swap Agreements	0	37	0	0	(4,205)	(4,168)

	$0	$37	$124	$0	$(6,304)	$(6,143)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,661	$0	$1,661
Written Options	0	111	(246)	903	21	789
Swap Agreements	0	663	716	0	1,127	2,506

	$0	$774	$470	$2,564	$1,148	$4,956

	$0	$811	$594	$2,564	$(5,156)	$(1,187)

132	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$(16)	$0	$(3)	$(19)
Futures	0	0	0	0	509	509
Swap Agreements	0	(541)	0	0	(756)	(1,297)

	$0	$(541)	$(16)	$0	$(250)	$(807)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,401	$0	$9,401
Purchased Options	0	0	0	0	(223)	(223)
Written Options	0	(34)	0	(1,272)	176	(1,130)
Swap Agreements	0	(183)	(25,465)	0	(306)	(25,954)

	$0	$(217)	$(25,465)	$8,129	$(353)	$(17,906)

	$0	$(758)	$(25,481)	$8,129	$(603)	$(18,713)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,049	$49	$5,098
Corporate Bonds & Notes
Banking & Finance	0	86,088	823	86,911
Industrials	0	40,209	0	40,209
Utilities	0	11,953	0	11,953
Municipal Bonds & Notes
California	0	754	0	754
New York	0	175	0	175
Ohio	0	312	0	312
U.S. Government Agencies	0	51,902	0	51,902
U.S. Treasury Obligations	0	127,076	0	127,076
Mortgage-Backed Securities	0	25,310	206	25,516
Asset-Backed Securities	0	21,090	0	21,090
Sovereign Issues	0	78,981	0	78,981
Preferred Securities
Banking & Finance	2,180	0	0	2,180
Short-Term Instruments
Certificates of Deposit	0	10,968	0	10,968
Commercial Paper	0	496	0	496
Repurchase Agreements	0	544	0	544
Greece Treasury Bills	0	1,639	0	1,639
Mexico Treasury Bills	0	25,494	0	25,494
U.S. Treasury Bills	0	1,606	0	1,606
	$2,180	$489,646	$1,078	$492,904

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$73,033	$0	$0	$73,033

Total Investments	$75,213	$489,646	$1,078	$565,937

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(192,588)	$0	$(192,588)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	25	1,084	0	1,109
Over the counter	0	29,845	202	30,047
	$25	$30,929	$202	$31,156

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	(150)	0	(163)
Over the counter	0	(13,736)	0	(13,736)
	$(13)	$(13,886)	$0	$(13,899)

Totals	$75,225	$314,101	$1,280	$390,606

There were no significant transfers between Level 1, 2, and, 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	133

Schedule of Investments PIMCO Worldwide Fundamental Advantage AR Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 67.1%

BANK LOAN OBLIGATIONS 1.9%
Axalta Coating Systems U.S. Holdings, Inc.
3.750% due 02/01/2020		$1,888	$1,852
Biomet, Inc.
3.655% due 07/25/2017		9,279	9,231
BMC Software Finance, Inc.
5.000% due 09/10/2020		14,949	14,719
Charter Communications Operating LLC
3.000% due 07/01/2020		6,123	5,949
Dell, Inc.
3.750% due 10/29/2018		4,885	4,832
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		2,073	2,067
H.J. Heinz Co.
3.500% due 06/05/2020		27,938	27,645
HCA, Inc.
2.904% due 03/31/2017		4,788	4,762
MGM Resorts International
3.500% due 12/20/2019		1,965	1,934
OGX
TBD% due 04/11/2015		59	49
Phillips-Van Heusen Corp.
3.250% due 02/13/2020		1,084	1,087
Realogy Corp.
3.750% due 03/05/2020		2,955	2,915
RPI Finance Trust
2.483% due 11/09/2016		1,696	1,695

Total Bank Loan Obligations (Cost $79,402)			78,737

CORPORATE BONDS & NOTES 21.5%

BANKING & FINANCE 14.6%
Ally Financial, Inc.
2.434% due 12/01/2014		1,925	1,927
2.500% due 03/15/2017 (e)		5,000	4,994
3.125% due 01/15/2016		100	100
3.500% due 07/18/2016		16,200	16,423
4.625% due 06/26/2015		4,300	4,371
5.500% due 02/15/2017		400	417
6.250% due 12/01/2017		500	537
6.750% due 12/01/2014		4,600	4,637
7.500% due 09/15/2020		1,100	1,270
8.300% due 02/12/2015		9,100	9,305
Aviation Loan Trust
2.344% due 12/15/2022		4,257	3,991
AyT Cedulas Cajas Fondo de Titulizacion de Activos
3.750% due 03/31/2015	EUR	7,400	9,508
Banca Carige SpA
3.750% due 11/25/2016		15,000	20,122
3.875% due 10/24/2018		8,200	11,427
Banca Monte dei Paschi di Siena SpA
2.875% due 04/16/2022		950	1,309
3.125% due 06/30/2015		1,196	1,543
4.875% due 09/15/2016		20,300	27,822
5.000% due 02/09/2019		10,100	14,556
Banco de Sabadell S.A.
3.500% due 01/19/2016		9,700	12,759
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$1,600	1,678
Bank of America Corp.
1.105% due 04/01/2019		29,000	29,185
1.303% due 03/22/2018		900	917
2.650% due 04/01/2019		6,100	6,093

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of America N.A.
0.654% due 05/08/2017		$17,200	$17,215
0.703% due 02/14/2017		6,300	6,316
Bankia S.A.
3.500% due 12/14/2015	EUR	700	919
3.625% due 10/05/2016		3,000	4,037
4.250% due 07/05/2016		3,000	4,053
4.500% due 04/26/2022		14,700	22,476
Barclays Bank PLC
10.179% due 06/12/2021		$3,010	4,110
14.000% due 06/15/2019 (d)	GBP	2,177	4,569
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$1,900	1,932
BNP Paribas S.A.
0.547% due 11/07/2015		20,100	20,105
BPCE S.A.
2.500% due 07/15/2019		13,500	13,420
British Land Co. PLC
6.750% due 03/31/2020	GBP	400	751
Cantor Fitzgerald LP
7.875% due 10/15/2019		$1,700	1,864
CIT Group, Inc.
4.250% due 08/15/2017		5,400	5,467
4.750% due 02/15/2015		7,600	7,690
5.000% due 05/15/2017		8,100	8,323
6.625% due 04/01/2018		600	646
Citigroup, Inc.
1.700% due 07/25/2016		7,000	7,074
6.125% due 05/15/2018		500	567
Credit Agricole S.A.
0.780% due 06/12/2017		18,900	18,935
Crown Castle International Corp.
5.250% due 01/15/2023		2,400	2,388
Dexia Credit Local S.A.
0.389% due 11/04/2015	EUR	3,500	4,429
Eksportfinans ASA
2.000% due 09/15/2015		$400	400
2.375% due 05/25/2016		4,000	4,015
3.000% due 11/17/2014		200	201
5.500% due 05/25/2016		1,300	1,374
5.500% due 06/26/2017		500	541
European Financial Stability Facility
1.250% due 07/31/2018	EUR	16,700	21,979
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	5,200	8,236
Ford Motor Credit Co. LLC
0.753% due 09/08/2017		$9,700	9,718
8.700% due 10/01/2014		2,200	2,200
General Motors Financial Co., Inc.
2.625% due 07/10/2017		6,400	6,434
2.750% due 05/15/2016		200	202
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	6,800	9,397
GMAC International Finance BV
7.500% due 04/21/2015		100	131
HBOS PLC
0.757% due 03/29/2016		300	380
0.933% due 09/06/2017		$400	400
6.750% due 05/21/2018		1,600	1,813
HSBC Finance Corp.
0.664% due 06/01/2016		100	100
International Lease Finance Corp.
4.875% due 04/01/2015		3,075	3,127
5.750% due 05/15/2016		3,100	3,245
6.750% due 09/01/2016		6,550	7,090
7.125% due 09/01/2018		100	113
8.625% due 09/15/2015		7,100	7,518
8.750% due 03/15/2017		2,500	2,794

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$1,600	$1,637
JPMorgan Chase & Co.
0.754% due 02/15/2017		34,000	34,180
0.784% due 04/25/2018		11,000	11,068
3.450% due 03/01/2016		1,100	1,140
LBG Capital PLC
7.625% due 10/14/2020	EUR	200	276
15.000% due 12/21/2019		700	1,330
15.000% due 12/21/2019	GBP	200	460
Leveraged Finance Europe Capital BV
0.919% due 11/15/2017	EUR	34	43
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$1,400	2,065
Mizuho Bank Ltd.
0.684% due 09/25/2017		700	700
Morgan Stanley
1.514% due 04/25/2018		8,700	8,953
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,500	1,980
Navient LLC
3.875% due 09/10/2015		$1,200	1,214
5.050% due 11/14/2014		124	124
6.000% due 01/25/2017		400	419
6.250% due 01/25/2016		8,100	8,428
8.450% due 06/15/2018		1,650	1,860
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		500	513
Novo Banco S.A.
3.375% due 02/17/2016	EUR	11,800	15,040
RCI Banque S.A.
3.500% due 04/03/2018		$8,000	8,288
Royal Bank of Scotland Group PLC
5.050% due 01/08/2015		5,200	5,250
Royal Bank of Scotland PLC
1.014% due 10/14/2016		3,600	3,622
Shinsei Bank Ltd.
7.375% due 09/14/2020	EUR	5,380	7,176
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		$3,400	3,361
SL Green Realty Corp.
4.500% due 12/01/2022		3,800	3,825
Springleaf Finance Corp.
5.400% due 12/01/2015		1,300	1,332
Standard Chartered PLC
3.200% due 05/12/2016		300	311
3.950% due 01/11/2023		1,000	975
Swedbank Hypotek AB
1.375% due 03/28/2018		16,800	16,656
Toronto-Dominion Bank
2.125% due 07/02/2019		18,600	18,431
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	8,100	13,608
Westpac Banking Corp.
1.850% due 11/26/2019		$500	499

			608,349

INDUSTRIALS 4.0%
ADT Corp.
4.125% due 06/15/2023		1,200	1,071
6.250% due 10/15/2021 (g)		2,500	2,594
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		7,500	7,725
ArcelorMittal
4.250% due 08/05/2015		8,750	8,925

134	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cemex S.A.B. de C.V.
4.984% due 10/15/2018		$2,000	$2,125
5.875% due 03/25/2019		2,500	2,519
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		100	103
CNH Industrial Capital LLC
3.625% due 04/15/2018		5,000	4,912
CNPC General Capital Ltd.
1.133% due 05/14/2017		5,200	5,215
Con-way, Inc.
7.250% due 01/15/2018		700	806
Constellation Brands, Inc.
8.375% due 12/15/2014		3,585	3,633
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		481	512
CST Brands, Inc.
5.000% due 05/01/2023		1,500	1,470
DISH DBS Corp.
6.625% due 10/01/2014		4,725	4,725
7.125% due 02/01/2016		800	850
7.750% due 05/31/2015		3,900	4,041
ERAC USA Finance LLC
6.200% due 11/01/2016		1,000	1,101
First Quantum Minerals Ltd.
6.750% due 02/15/2020		988	1,010
7.000% due 02/15/2021		988	1,007
Freeport-McMoRan, Inc.
2.375% due 03/15/2018		2,500	2,509
HCA, Inc.
4.750% due 05/01/2023		1,000	980
6.500% due 02/15/2016		300	314
6.500% due 02/15/2020		2,900	3,172
7.250% due 09/15/2020		200	211
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	10,600	13,245
Hertz Corp.
4.250% due 04/01/2018		$3,250	3,209
HJ Heinz Co.
4.250% due 10/15/2020		3,800	3,786
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		400	499
KP Germany Erste GmbH
11.625% due 07/15/2017	EUR	5,400	7,552
Lennar Corp.
5.600% due 05/31/2015		$200	205
Masco Corp.
6.125% due 10/03/2016		2,000	2,159
MGM Resorts International
6.625% due 07/15/2015		10,330	10,640
7.500% due 06/01/2016		900	963
Mondelez International, Inc.
2.250% due 02/01/2019		2,200	2,187
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	6,600	8,795
New York Times Co.
5.000% due 03/15/2015		$300	304
NXP BV
3.500% due 09/15/2016		9,100	9,145
Outerwall, Inc.
6.000% due 03/15/2019		2,300	2,271
PHH Corp.
6.375% due 08/15/2021		4,250	4,186
Schaeffler Finance BV
4.250% due 05/15/2018	EUR	3,000	3,915
Sensata Technologies BV
4.875% due 10/15/2023		$3,250	3,152

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tenet Healthcare Corp.
6.000% due 10/01/2020		$4,900	$5,194
Time Warner Cos., Inc.
7.250% due 10/15/2017		2,100	2,443
Time Warner, Inc.
3.150% due 07/15/2015		650	663
Times Square Hotel Trust
8.528% due 08/01/2026		3,251	4,100
Trionista Holdco GmbH
5.000% due 04/30/2020	EUR	400	524
Unitymedia KabelBW GmbH
9.625% due 12/01/2019		1,800	2,410
VeriSign, Inc.
4.625% due 05/01/2023		$5,000	4,850
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		10,000	10,887

			168,814

UTILITIES 2.9%
AES Corp.
3.234% due 06/01/2019		8,800	8,690
8.000% due 10/15/2017		280	315
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	700	941
BP Capital Markets PLC
4.500% due 10/01/2020		$200	219
CMS Energy Corp.
4.250% due 09/30/2015		1,000	1,033
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		7,600	7,607
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		9,800	11,258
Petrobras Global Finance BV
2.374% due 01/15/2019		1,600	1,604
2.595% due 03/17/2017		13,600	13,786
3.115% due 03/17/2020		7,800	7,962
Sinopec Group Overseas Development Ltd.
1.014% due 04/10/2017		12,000	12,019
1.750% due 04/10/2017		20,300	20,257
Sprint Communications, Inc.
6.000% due 12/01/2016		2,600	2,740
8.375% due 08/15/2017		3,800	4,261
9.125% due 03/01/2017		10,900	12,317
Telecom Italia SpA
7.375% due 12/15/2017	GBP	3,400	6,166
Telefonica Europe BV
6.500% due 09/18/2018 (d)	EUR	1,400	1,924
Verizon Communications, Inc.
4.862% due 08/21/2046		$1,870	1,880
5.150% due 09/15/2023		4,600	5,092
6.400% due 09/15/2033		1,800	2,194

			122,265

Total Corporate Bonds & Notes (Cost $911,190)			899,428

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.140% due 04/01/2045		500	505
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		100	119

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	$1,600	$2,248
7.500% due 04/01/2034	5,620	8,024
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	400	584
7.950% due 03/01/2036	200	244
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	200	243
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	257
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	100	124
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	500	617
5.813% due 06/01/2040	200	240
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	100	131
University of California Revenue Bonds, Series 2013
2.900% due 05/15/2024	5,000	4,877

		18,213

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	1,100	1,200

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,375	2,388

MISSOURI 0.0%
Missouri Joint Municipal Electric Utility Commission Revenue Bonds, (BABs), Series 2009
6.890% due 01/01/2042	100	123

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	100	121

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	200	311

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	100	114

SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
2.156% due 06/01/2018	2,500	2,451

Total Municipal Bonds & Notes (Cost $24,663)		24,921

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	135

Schedule of Investments PIMCO Worldwide Fundamental Advantage AR Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 9.2%
Fannie Mae
0.525% due 05/25/2037	$112	$112
0.555% due 04/25/2037	147	148
0.565% due 09/25/2035	86	87
0.605% due 12/25/2040	597	603
0.655% due 05/25/2040	400	404
0.705% due 09/25/2041	333	336
0.755% due 01/25/2034	440	447
0.805% due 02/25/2024	222	226
0.905% due 01/25/2040	645	654
1.055% due 03/25/2032	123	126
3.000% due 06/25/2042 (a)	9,468	1,268
3.000% due 03/01/2043 - 09/01/2043	4,985	4,928
3.500% due 12/01/2025 - 10/01/2044	221,708	233,226
4.000% due 06/01/2024 - 10/01/2044	55,622	58,984
4.500% due 12/01/2017 - 10/01/2024	3,665	3,879
5.000% due 02/01/2032 - 04/01/2033	112	123
6.096% due 03/25/2024 (a)	2,923	326
6.146% due 03/25/2038 (a)	2,460	366
6.226% due 03/25/2037 (a)	391	58
6.446% due 08/25/2041 (a)	1,629	241
6.496% due 07/25/2039 (a)	874	127
12.351% due 03/25/2040	313	370
Freddie Mac
0.454% due 02/15/2037	31	31
0.504% due 05/15/2036	82	82
0.554% due 11/15/2043	65,350	65,605
0.654% due 11/15/2040 - 02/15/2041	928	936
5.500% due 08/15/2030	1	1
6.046% due 06/15/2038 - 10/15/2042 (a)	11,390	1,703
7.606% due 12/15/2042	2,096	2,119
7.846% due 02/15/2032 (a)	823	206
9.593% due 01/15/2041	1,111	1,195
11.579% due 09/15/2041	50	53
12.739% due 02/15/2041	6	7
Ginnie Mae
0.454% due 12/20/2042	6,205	6,223
2.500% due 02/20/2043	343	343
8.691% due 09/20/2040	309	312

Total U.S. Government Agencies (Cost $384,841)		385,855

U.S. TREASURY OBLIGATIONS 4.0%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (i)(k)	34,948	34,185
0.125% due 07/15/2022 (i)(k)	122,876	120,072
2.000% due 01/15/2026	9,843	11,245
U.S. Treasury Notes
2.750% due 11/15/2023 (k)	3,081	3,159

Total U.S. Treasury Obligations (Cost $171,710)		168,661

MORTGAGE-BACKED SECURITIES 4.6%
Banc of America Alternative Loan Trust
6.000% due 06/25/2046	1,177	1,009
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045	370	372
Banc of America Funding Trust
2.640% due 02/20/2036	105	105

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Adjustable Rate Mortgage Trust
2.487% due 08/25/2033		$332	$334
2.505% due 05/25/2034		4	4
2.790% due 02/25/2034		1,522	1,506
Bear Stearns ALT-A Trust
2.059% due 10/25/2033		21	20
2.452% due 09/25/2034		501	457
Bear Stearns Commercial Mortgage Securities Trust
5.429% due 01/12/2045		2,610	2,616
Bella Vista Mortgage Trust
2.497% due 11/20/2034		340	335
Chase Mortgage Finance Trust
5.500% due 03/25/2037		44	43
Citigroup Commercial Mortgage Trust
2.381% due 09/10/2045 (a)		45,762	4,794
5.810% due 06/14/2050		12,389	13,369
Commercial Mortgage Trust
1.054% due 06/11/2027		14,900	14,925
1.906% due 01/10/2046		4,300	4,293
Countrywide Alternative Loan Trust
4.750% due 08/25/2018		501	502
6.000% due 02/25/2037 ^		826	678
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 10/25/2034		1,363	1,411
5.500% due 01/25/2035		737	788
Credit Suisse Mortgage Capital Certificates
1.989% due 06/27/2037		6,239	6,148
2.579% due 08/27/2036		17,650	17,290
DBUBS Mortgage Trust
4.537% due 07/10/2044		500	547
Eurohome UK Mortgages PLC
0.713% due 06/15/2044	GBP	6,583	10,186
First Horizon Alternative Mortgage Securities Trust
2.207% due 06/25/2034		$74	74
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		444	462
GE Commercial Mortgage Corp. Trust
5.543% due 12/10/2049		8,300	8,908
GS Mortgage Securities Trust
4.753% due 03/10/2044		500	551
5.162% due 12/10/2043		500	564
5.991% due 08/10/2045		1,814	1,983
GSAA Home Equity Trust
6.000% due 04/01/2034		284	299
GSR Mortgage Loan Trust
2.660% due 09/25/2035		88	89
Impac CMB Trust
1.075% due 11/25/2034		22	21
IndyMac Mortgage Loan Trust
0.395% due 04/25/2035		169	159
JPMorgan Chase Commercial Mortgage Securities Trust
3.616% due 11/15/2043		700	736
4.878% due 01/15/2042		8,563	8,583
JPMorgan Resecuritization Trust
6.040% due 03/26/2038		6,989	5,866
Leek Finance PLC
0.493% due 09/21/2038		9,503	9,881
MASTR Adjustable Rate Mortgages Trust
0.505% due 07/25/2035		6,966	3,546
2.408% due 10/25/2033		3,712	3,435
MASTR Asset Securitization Trust
5.250% due 12/25/2033		482	496
Morgan Stanley Bank of America Merrill Lynch Trust
1.861% due 02/15/2046 (a)		34,955	3,239
Morgan Stanley Re-REMIC Trust
5.991% due 08/12/2045		3,218	3,503
5.991% due 08/15/2045		12,090	13,162

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RBSSP Resecuritization Trust
5.212% due 10/26/2035		$16,443	$15,870
Residential Accredit Loans, Inc. Trust
6.000% due 10/25/2034		607	639
Structured Adjustable Rate Mortgage Loan Trust
0.395% due 03/25/2035		947	869
0.465% due 07/25/2035		866	659
Structured Asset Mortgage Investments Trust
0.345% due 02/25/2036		495	334
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.391% due 02/25/2034		206	202
Wachovia Bank Commercial Mortgage Trust
0.294% due 06/15/2020		8,100	7,965
WaMu Mortgage Pass-Through Certificates Trust
0.575% due 05/25/2044		5,474	5,386
1.926% due 02/27/2034		100	99
2.414% due 08/25/2034		437	440
Wells Fargo Commercial Mortgage Trust
1.184% due 02/15/2027		11,300	11,309
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 04/25/2036 ^		57	56
2.613% due 03/25/2035		59	60

Total Mortgage-Backed Securities (Cost $192,294)			191,177

ASSET-BACKED SECURITIES 5.5%
Aegis Asset-Backed Securities Trust
1.155% due 03/25/2035 ^		1,000	893
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
1.305% due 10/25/2034		1,709	1,508
Alba SPV SRL
1.701% due 04/20/2040	EUR	9,342	11,849
Ally Auto Receivables Trust
0.200% due 10/15/2015		$17,900	17,900
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.220% due 11/25/2034		2,158	1,760
Asset-Backed Funding Certificates Trust
0.905% due 06/25/2035		1,897	1,857
Asset-Backed Securities Corp. Home Equity Loan Trust
0.585% due 11/25/2035		2,100	2,040
0.795% due 07/25/2035		1,000	913
Atrium CDO Corp.
1.338% due 11/16/2022		8,500	8,416
Bear Stearns Asset-Backed Securities Trust
0.565% due 12/25/2035		2,200	2,109
Bilkreditt Ltd.
0.455% due 12/25/2027	EUR	662	838
BNC Mortgage Loan Trust
0.255% due 05/25/2037		$1,081	1,038
Citibank Omni Master Trust
4.900% due 11/15/2018		2,100	2,112
COA Summit CLO Ltd.
1.584% due 04/20/2023		6,500	6,497
Countrywide Asset-Backed Certificates
0.345% due 07/25/2036		1,452	1,424
0.775% due 08/25/2035		1,300	1,211
0.815% due 11/25/2033		1,518	1,472
1.205% due 09/25/2034		1,422	1,295
Educational Funding Co. LLC
0.484% due 10/25/2029		1,970	1,862
Fremont Home Loan Trust
0.395% due 01/25/2036		447	429
Gallatin CLO Ltd.
1.432% due 07/15/2023		3,700	3,693

136	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSAMP Trust
1.205% due 06/25/2034		$740	$720
HSBC Home Equity Loan Trust
0.634% due 03/20/2036		1,000	948
Inwood Park CDO Ltd.
0.459% due 01/20/2021		1,876	1,872
L2L Education Loan Trust
0.494% due 06/15/2031		2,100	1,926
Landmark CDO Ltd.
0.509% due 07/15/2018		434	434
LCM LP
1.494% due 04/15/2022		17,800	17,809
Lehman ABS Mortgage Loan Trust
0.355% due 06/25/2037		6,053	3,956
Leopard CLO BV
0.677% due 04/21/2020	EUR	118	149
LightPoint Pan-European CLO PLC
0.459% due 01/31/2022		270	340
Madison Park Funding Ltd.
0.503% due 05/10/2019		$22	22
1.481% due 04/22/2022		14,700	14,678
Marathon CLO Ltd.
0.503% due 12/20/2019		30	30
MASTR Asset-Backed Securities Trust
0.615% due 06/25/2035		12,281	11,169
Morgan Stanley Mortgage Loan Trust
0.225% due 01/25/2047		25	25
Motor PLC
0.635% due 08/25/2021		20,786	20,819
New Century Home Equity Loan Trust
0.435% due 10/25/2035		458	452
Newcastle Mortgage Securities Trust
0.335% due 03/25/2036		8,048	8,018
Octagon Investment Partners Ltd.
1.508% due 05/05/2023		9,800	9,789
OneMain Financial Issuance Trust
2.470% due 09/18/2024		6,300	6,302
RAAC Trust
1.355% due 09/25/2047		1,877	1,854
Race Point CLO Ltd.
1.534% due 12/15/2022		21,700	21,748
Residential Asset Mortgage Products Trust
0.325% due 05/25/2036		171	170
Residential Asset Securities Corp. Trust
0.355% due 02/25/2036		573	566
0.800% due 03/25/2035		2,145	2,011
0.830% due 02/25/2035		2,092	1,950
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		9,500	9,502
Securitized Asset-Backed Receivables LLC Trust
0.435% due 12/25/2035		770	741
Silver Arrow S.A.
0.307% due 10/20/2021	EUR	442	559
SLM Private Credit Student Loan Trust
0.474% due 12/16/2041		$2,000	1,783
Structured Asset Securities Corp.
0.815% due 02/25/2035		335	311
Structured Asset Securities Corp. Mortgage Loan Trust
0.365% due 02/25/2037		7,681	6,823
0.605% due 11/25/2035		1,400	1,219
Turbo Finance PLC
1.109% due 11/20/2019	GBP	100	162
World Omni Automobile Lease Securitization Trust
0.200% due 10/09/2015		$10,810	10,810

Total Asset-Backed Securities (Cost $229,928)			230,783

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 5.2%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	7,500	$10,620
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015	BRL	36,000	13,138
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		44,800	16,315
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$21,100	22,051
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	9,600	8,814
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)	EUR	8,508	11,223
Italy Government International Bond
5.250% due 09/20/2016		$3,300	3,563
Kommunalbanken A/S
0.614% due 03/27/2017		3,800	3,828
1.375% due 06/08/2017		1,300	1,309
Mexico Government International Bond
9.500% due 12/18/2014	MXN	207,000	15,639
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	1,280,000	11,204
4.500% due 07/03/2017		1,280,000	11,526
Slovenia Government International Bond
4.125% due 02/18/2019		$17,500	18,266
4.700% due 11/01/2016	EUR	7,300	9,957
4.750% due 05/10/2018		$6,400	6,856
5.250% due 02/18/2024		4,200	4,494
5.500% due 10/26/2022		43,600	47,524

Total Sovereign Issues (Cost $216,777)			216,327

		SHARES
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
GMAC Capital Trust
8.125% due 02/15/2040		237,937	6,332

Total Preferred Securities (Cost $6,430)			6,332

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.4%

CERTIFICATES OF DEPOSIT 2.2%
Banco Bilbao Vizcaya Argentaria S.A.
0.983% due 10/23/2015		$30,000	30,001
Credit Suisse
0.444% due 01/12/2015		29,600	29,611
Intesa Sanpaolo SpA
1.650% due 04/07/2015		22,100	22,181
Itau Unibanco Holding S.A.
1.601% due 06/21/2016		12,200	12,201

			93,994

COMMERCIAL PAPER 0.1%
Tesco Treasury Services PLC
1.024% due 08/18/2015		4,100	4,070

REPURCHASE AGREEMENTS (f) 3.4%
			140,490

SHORT-TERM NOTES 0.5%
Santander Drive Auto Receivables Trust
0.250% due 09/15/2015		20,300	20,300

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GREECE TREASURY BILLS 1.4%
1.786% due 10/17/2014 - 02/06/2015 (b)	EUR	47,400	$59,748

JAPAN TREASURY BILLS 2.0%
0.000% due 01/08/2015 (b)	JPY	9,060,000	82,600

MEXICO TREASURY BILLS 4.8%
3.261% due 10/02/2014 - 02/05/2015 (b)	MXN	2,721,000	201,221

U.S. TREASURY BILLS 0.0%
0.047% due 02/26/2015 (i)(k)		$102	102

Total Short-Term Instruments (Cost $612,230)			602,525

Total Investments in Securities (Cost $2,829,465)			2,804,746

		SHARES
INVESTMENTS IN AFFILIATES 38.3%

SHORT-TERM INSTRUMENTS 38.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 38.3%
PIMCO Short-Term Floating NAV Portfolio		17,011,462	170,217
PIMCO Short-Term Floating NAV Portfolio III		143,495,804	1,433,666

Total Short-Term Instruments (Cost $1,603,898)			1,603,883

Total Investments in Affiliates (Cost $1,603,898)			1,603,883

Total Investments 105.4% (Cost $4,433,363)			$4,408,629

Financial Derivative Instruments (h)(j) (0.3%) (Cost or Premiums, net $(7,235))			(11,968)

Other Assets and Liabilities, net (5.1%)			(212,511)

Net Assets 100.0%			$4,184,150

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	137

Schedule of Investments PIMCO Worldwide Fundamental Advantage AR Strategy Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS, SHARES, AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,994	0.12%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.000%	09/30/2014	10/01/2014	$3,600	U.S. Treasury Notes 2.125% due 06/30/2021	$(3,667)	$3,600	$3,600
BOS	0.000%	09/30/2014	10/01/2014	8,300	U.S. Treasury Notes 2.125% due 09/30/2021	(8,461)	8,300	8,300
DEU	0.000%	09/30/2014	10/01/2014	3,400	U.S. Treasury Bonds 3.750% due 11/15/2043	(3,455)	3,400	3,400
FOB	0.000%	09/30/2014	10/01/2014	55,600	U.S. Treasury Notes 0.375% due 11/15/2014	(56,767)	55,600	55,600
GRE	0.000%	09/30/2014	10/01/2014	25,000	U.S. Treasury Bonds 3.625% due 08/15/2043	(25,386)	25,000	25,000
GSC	0.000%	09/30/2014	10/01/2014	3,300	Freddie Mac 3.500% due 09/01/2042	(3,396)	3,300	3,300
JPS	0.000%	09/30/2014	10/01/2014	24,700	U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029	(4,087)	24,700	24,700
					U.S. Treasury Notes 0.750% due 12/31/2017	(21,169)
SSB	0.000%	09/30/2014	10/01/2014	790	U.S. Treasury Notes 1.500% due 02/28/2019	(810)	790	790
TDM	0.000%	09/30/2014	10/01/2014	15,800	U.S. Treasury Bonds 4.500% due 08/15/2039	(16,040)	15,800	15,800

Total Repurchase Agreements						$(143,238)	$140,490	$140,490

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(0.500%)	05/09/2014	04/03/2016	$(2,565)	$(2,560)

Total Reverse Repurchase Agreements					$(2,560)

(2)

As of September 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $24,660 at a weighted average interest rate of 0.060%.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	10/01/2044	$11,000	$(11,603)	$(11,595)
	Fannie Mae	4.000%	11/01/2044	5,000	(5,252)	(5,254)
BPG	Fannie Mae	4.000%	11/01/2044	5,000	(5,257)	(5,254)
FOB	Fannie Mae	3.000%	10/01/2044	4,000	(3,952)	(3,943)
	Fannie Mae	4.000%	11/01/2044	29,000	(30,379)	(30,475)
MSC	Fannie Mae	4.500%	10/01/2029	3,000	(3,162)	(3,167)
SAL	Fannie Mae	4.000%	10/01/2044	5,000	(5,279)	(5,270)

Total Short Sales					$(64,884)	$(64,958)

138	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(g)	Securities with an aggregate market value of $2,594 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BCY	$3,600	$(2,560)	$0	$0	$1,040	$(1,073)	$(33)
BOS	8,300	0	0	0	8,300	(8,461)	(161)
DEU	3,400	0	0	0	3,400	(3,455)	(55)
FOB	55,600	0	0	0	55,600	(56,767)	(1,167)
GRE	25,000	0	0	0	25,000	(25,386)	(386)
GSC	3,300	0	0	0	3,300	(3,396)	(96)
JPS	24,700	0	0	0	24,700	(25,256)	(556)
SSB	790	0	0	0	790	(810)	(20)
TDM	15,800	0	0	0	15,800	(16,040)	(240)

Master Securities Forward Transaction Agreement
BOA	0	0	0	(16,849)	(16,849)	0	(16,849)
BPG	0	0	0	(5,254)	(5,254)	0	(5,254)
FOB	0	0	0	(34,418)	(34,418)	(90)	(34,508)
MSC	0	0	0	(3,167)	(3,167)	(55)	(3,222)
NOM	0	0	0	0	0	(66)	(66)
SAL	0	0	0	(5,270)	(5,270)	0	(5,270)

Total Borrowings and Other Financing Transactions	$140,490	$(2,560)	$0	$ (64,958)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	3,339	$(937)	$0	$(83)
90-Day Eurodollar March Futures	Long	03/2016	1,921	(634)	0	(96)
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	222	(156)	0	0
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	222	178	0	0
U.S. Treasury 10-Year Note December Futures	Long	12/2014	2,604	(2,053)	0	(326)

Total Futures Contracts				$(3,602)	$0	$(505)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	$	61,700	$(4,293)	$(6,397)	$370	$0
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	364,800	(1,358)	(2,537)	0	(72)
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	1,130,100	(1,372)	(911)	229	0
Pay	28-Day MXN-TIIE	5.630%	07/07/2021		251,400	(283)	(283)	51	0
Pay	28-Day MXN-TIIE	6.600%	05/21/2029		216,700	(396)	(239)	18	0

						$(7,702)	$(10,367)	$668	$(72)

Total Swap Agreements						$(7,702)	$(10,367)	$668	$(72)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	139

Schedule of Investments PIMCO Worldwide Fundamental Advantage AR Strategy Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(i)	Securities with an aggregate market value of $13,559 and cash of $211 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$668	$668	$0	$ (505)	$ (72)	$(577)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		CAD	8,786	$		7,975	$133	$0
	10/2014		INR	1,449,725			23,852	456	0
	10/2014		MXN	455,486			34,368	486	0
	10/2014	$		76,168		INR	4,640,529	0	(1,279)
	10/2014			1,775		TRY	3,874	0	(79)
	11/2014		EUR	519,080	$		694,574	38,730	0
	11/2014	$		27,567		EUR	20,605	0	(1,533)
	12/2014		MXN	76,696	$		5,853	172	0

BPS	10/2014			500,337			38,032	829	0
	11/2014		CHF	4,578			5,065	268	0
	11/2014		EUR	108,821			145,212	7,720	0
	11/2014	$		20,411		CHF	18,538	0	(987)
	11/2014			952		EUR	729	0	(31)
	11/2014			1,020		JPY	110,800	0	(9)
	12/2014		MXN	990,801	$		74,353	965	0
	12/2014	$		35,618		MXN	471,230	0	(715)
	01/2015		BRL	172,514	$		66,025	0	(2,687)

BRC	10/2014		INR	882,288			14,459	221	0
	10/2014		RUB	1,054,573			28,946	2,351	0
	10/2014	$		12,567		MYR	39,690	0	(483)
	10/2014			3,817		RUB	140,122	0	(283)
	11/2014		CHF	14,264	$		15,757	811	0
	11/2014	$		5,997		CHF	5,452	0	(285)
	11/2014			55,990		EUR	42,221	0	(2,644)
	12/2014		GBP	29,153	$		46,891	0	(342)
	12/2014	$		4,482		MXN	58,843	0	(124)

CBK	10/2014		BRL	87,439	$		37,988	2,265	0
	10/2014	$		13,988		AUD	15,764	0	(185)
	10/2014			35,675		BRL	87,439	47	0
	10/2014			20,962		INR	1,294,431	0	(73)
	11/2014		AUD	15,764	$		13,954	184	0
	11/2014		EUR	51,232			68,593	3,863	0
	11/2014	$		101,822		EUR	76,602	0	(5,038)
	12/2014			2,777		GBP	1,703	0	(18)
	12/2014			47,822		MXN	635,044	0	(785)
	04/2015		BRL	82,084	$		33,828	1,872	0

DUB	10/2014		KRW	339,866			334	13	0
	10/2014		RUB	370,242			10,145	808	0
	10/2014	$		3,741		MYR	11,822	0	(142)
	11/2014			1,791		EUR	1,384	0	(42)
	12/2014			1,647		MXN	21,598	0	(47)
	10/2015		BRL	36,000	$		13,793	450	0

FBF	10/2014			80,163			34,608	1,859	0
	10/2014	$		34,762		BRL	80,163	2	(2,015)
	10/2014			9,108		ZAR	97,959	0	(444)
	12/2014			6,145		MXN	80,887	0	(154)
	01/2015		BRL	77,740	$		33,006	2,042	0

140	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	01/2015		JPY	9,041,339	$		83,087	$561	$0
	01/2015	$		72,215		BRL	172,292	0	(3,592)

GLM	10/2014		BRL	125,836	$		54,325	2,916	0
	10/2014		MXN	5,614			427	10	0
	10/2014	$		51,341		BRL	125,836	68	0
	10/2014			16,595		RUB	608,207	0	(1,257)
	10/2014			13,718		ZAR	147,787	0	(648)
	10/2014		ZAR	28,292	$		2,653	151	0
	11/2014		MXN	423,903			32,006	535	0
	12/2014			887,189			67,294	1,601	0
	12/2014	$		28,097		MXN	375,917	0	(253)
	02/2015		MXN	1,070,608	$		80,001	959	0

HUS	10/2014	$		21,665		INR	1,320,155	0	(360)
	10/2014			19,586		MYR	62,815	0	(462)
	10/2014			1,909		RUB	69,908	0	(146)
	10/2014			4,311		TRY	9,397	0	(198)
	10/2014			3,385		ZAR	36,253	0	(179)
	10/2014		ZAR	42,195	$		3,878	146	0
	11/2014		EUR	13,575			17,847	696	0

JPM	10/2014		INR	1,837,372			30,012	361	0
	10/2014		MYR	214,566			67,695	2,372	0
	10/2014		TRY	34,192			15,745	779	0
	10/2014	$		326		KRW	339,866	0	(5)
	10/2014			31,751		MYR	100,273	0	(1,223)
	10/2014			16,054		RUB	591,991	0	(1,125)
	10/2014			10,026		TRY	21,809	0	(480)
	10/2014			3,754		ZAR	40,449	0	(177)
	10/2014		ZAR	152,472	$		14,096	611	0
	11/2014	$		116,072		BRL	284,184	0	(999)
	11/2014			262,559		EUR	204,394	0	(4,312)
	12/2014		MXN	34,110	$		2,583	57	0
	02/2015		KRW	339,866			325	6	0
	04/2015		BRL	157,820			64,976	3,535	0

MSB	10/2014			57,547			24,961	1,451	0
	10/2014		JPY	13,793,323			132,679	6,913	0
	10/2014	$		23,479		BRL	57,547	31	0

RBC	11/2014		EUR	2,547	$		3,379	161	0
	02/2015		MXN	101,293			7,666	188	0

SOG	10/2014		AUD	15,764			14,620	818	0
	10/2014	$		388		RUB	14,588	0	(20)
	10/2014		ZAR	111,366	$		10,215	366	0

UAG	10/2014		BRL	275,127			112,251	0	(149)
	10/2014	$		119,736		BRL	275,127	0	(7,336)
	10/2014			126,660		JPY	13,793,323	0	(895)
	11/2014		BRL	66,219	$		27,929	1,115	0
	11/2014		CHF	36,050			39,904	2,130	0
	11/2014		JPY	13,793,323			126,691	897	0
	11/2014	$		2,563		SGD	3,192	0	(61)
	12/2014		MXN	92,536	$		6,934	80	0
	01/2015		BRL	41,079			17,688	1,327	0

Total Forward Foreign Currency Contracts								$97,388	$(44,301)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014	$	20,600	$(24)	$(24)

GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		45,800	(67)	(77)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	46,000	(121)	(41)

							$(212)	$(142)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	141

Schedule of Investments PIMCO Worldwide Fundamental Advantage AR Strategy Fund (Cont.)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$	30,200	$(1,667)	$(866)
	Put - OTC USD versus JPY		80.000	02/28/2019		6,800	(368)	(198)

BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015		19,400	(485)	(730)

BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		13,600	(324)	(80)
	Put - OTC USD versus JPY		94.750	04/21/2016		46,500	(1,372)	(506)

CBK	Call - OTC USD versus BRL	BRL	2.740	06/08/2015		18,200	(410)	(637)

DUB	Put - OTC AUD versus USD	$	0.855	10/30/2014	AUD	14,165	(55)	(55)
	Put - OTC USD versus JPY	JPY	92.000	05/19/2016	$	900	(21)	(8)

GLM	Call - OTC USD versus BRL	BRL	2.650	05/29/2015		36,900	(1,089)	(1,614)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		20,200	(456)	(119)

JPM	Put - OTC USD versus JPY		91.000	02/18/2016		31,500	(803)	(185)

							$(7,050)	$(4,998)

Total Written Options							$(7,262)	$(5,140)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	1,346	$271,900	AUD	0	EUR	216,100	$(6,266)
Sales	2,813	728,000		14,165		46,000	(8,336)
Closing Buys	0	(65,300)		0		0	1,146
Expirations	(2,351)	(551,100)		0		(216,100)	4,754
Exercised	(1,808)	(92,900)		0		0	1,440

Balance at End of Period	0	$290,600	AUD	14,165	EUR	46,000	$(7,262)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
CBK	Russia Government International Bond	(1.000%	)	09/20/2019	2.459%	$ 22,000	$1,302	$140	$1,442	$0

JPM	Russia Government International Bond	(1.000%	)	09/20/2019	2.459%	6,300	381	32	413	0

							$1,683	$172	$1,855	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Italy Government International Bond	1.000%	09/20/2019	1.001%	$	1,800	$(8)	$8	$0	$0

BPS	Barclays Bank PLC	3.000%	06/20/2018	0.773%	EUR	3,000	(9)	324	315	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%	$	12,000	29	(26)	3	0

CBK	Brazil Government International Bond	1.000%	03/20/2019	1.548%		9,900	(421)	193	0	(228)
	Italy Government International Bond	1.000%	09/20/2019	1.001%		15,800	38	(35)	3	0

DUB	Brazil Government International Bond	1.000%	03/20/2019	1.548%		9,200	(384)	172	0	(212)
	Italy Government International Bond	1.000%	09/20/2019	1.001%		3,700	7	(6)	1	0

GST	Brazil Government International Bond	1.000%	03/20/2019	1.548%		5,200	(221)	101	0	(120)
	Greece Government International Bond	1.000%	09/20/2015	3.951%	EUR	3,300	(142)	26	0	(116)

HUS	Italy Government International Bond	1.000%	09/20/2019	1.001%	$	23,700	52	(48)	4	0

JPM	Brazil Government International Bond	1.000%	03/20/2019	1.548%		19,300	(819)	375	0	(444)

							$(1,878)	$1,084	$326	$(1,120)

142	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$	4,632	$(16)	$(1)	$0	$(17)

GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052		13,260	(44)	(5)	0	(49)
	iTraxx Japan 21 5-Year Index	1.000%	06/20/2019	JPY	420,000	30	36	66	0

						$(30)	$30	$66	$(66)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	28-Day MXN-TIIE	6.600%	05/21/2029	MXN	36,800	$(8)	$(56)	$0	$(64)

BPS	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	93,400	(202)	(182)	0	(384)

BRC	Pay	28-Day MXN-TIIE	7.140%	04/26/2034	MXN	52,900	0	33	33	0

DUB	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		45,000	208	(24)	184	0

FBF	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	4,000	(5)	(12)	0	(17)

GLM	Pay	1-Year BRL-CDI	10.910%	01/02/2017		46,500	(64)	(127)	0	(191)

HUS	Pay	28-Day MXN-TIIE	7.380%	02/09/2029	MXN	41,000	200	(33)	167	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		96,100	(30)	(139)	0	(169)

							$99	$(540)	$384	$(825)

TOTAL RETURN SWAPS ON CONVERTIBLE SECURITIES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	568	Not Applicable, Fully Funded	02/11/2015	$84	$84	$49	$133	$0
	Receive	OGX Petroleo e Gas Participaceos S.A.	389	Not Applicable, Fully Funded	04/11/2015	69	69	0	69	0

							$153	$49	$202	$0

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	RACNLGT Index	691,245	1-Month USD-LIBOR plus a specified spread	02/27/2015	$1,034,288		$(62,257)	$0	$(62,257)
	Pay	RACNSGT Index	740,507	1-Month USD-LIBOR plus a specified spread	02/27/2015	1,065,013		52,298	52,298	0
	Receive	RACNLGT Index	1,048,380	1-Month USD-LIBOR plus a specified spread	04/13/2015	1,455,619		18,720	18,720	0
	Pay	RACNSGT Index	1,088,770	1-Month USD-LIBOR plus a specified spread	04/28/2015	1,436,815		(51,648)	0	(51,648)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	143

Schedule of Investments PIMCO Worldwide Fundamental Advantage AR Strategy Fund (Cont.)

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
FBF	Receive	RACNLGT Index	155,972	1-Month USD-LIBOR plus a specified spread	11/07/2014	$233,413		$(14,080)	$0	$(14,080)
	Pay	RACNSGT Index	162,536	1-Month USD-LIBOR plus a specified spread	11/07/2014	233,800		11,568	11,568	0
	Receive	RACNLGT Index	206,592	1-Month USD-LIBOR plus a specified spread	12/04/2014	309,166		(18,667)	0	(18,667)
	Pay	RACNSGT Index	227,574	1-Month USD-LIBOR plus a specified spread	12/04/2014	327,353		16,196	16,196	0
	Receive	RACNLGT Index	369,413	1-Month USD-LIBOR plus a specified spread	01/15/2015	502,890		16,684	16,684	0
	Pay	RACNSGT Index	384,823	1-Month USD-LIBOR plus a specified spread	01/15/2015	501,688		(24,591)	0	(24,591)
	Receive	RACNLGT Index	339,369	1-Month USD-LIBOR plus a specified spread	07/15/2015	498,126		(20,757)	0	(20,757)
	Pay	RACNSGT Index	353,524	1-Month USD-LIBOR plus a specified spread	07/15/2015	499,163		15,706	15,706	0

								$(60,828)	$131,172	$(192,000)

Total Swap Agreements							$27	$(60,033)	$134,005	$(194,011)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(k)	Securities with an aggregate market value of $20,501 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
BOA	$39,977	$0	$71,018	$110,995	$(2,891)	$(1,064)	$(113,969)	$(117,924)	$(6,929)	$(4,130)	$(11,059)
BPS	9,782	0	318	10,100	(4,429)	(730)	(384)	(5,543)	4,557	(4,280)	277
BRC	3,383	0	33	3,416	(4,161)	(586)	0	(4,747)	(1,331)	1,623	292
CBK	8,231	0	1,445	9,676	(6,099)	(661)	(228)	(6,988)	2,688	(2,680)	8
DUB	1,271	0	387	1,658	(231)	(63)	(212)	(506)	1,152	(1,050)	102
FBF	4,464	0	60,154	64,618	(6,205)	0	(78,129)	(84,334)	(19,716)	14,940	(4,776)
GLM	6,240	0	0	6,240	(2,158)	(1,733)	(191)	(4,082)	2,158	(2,880)	(722)
GST	0	0	66	66	0	(118)	(285)	(403)	(337)	326	(11)
HUS	842	0	171	1,013	(1,345)	0	(169)	(1,514)	(501)	630	129
JPM	7,721	0	413	8,134	(8,321)	(185)	(444)	(8,950)	(816)	(310)	(1,126)
MSB	8,395	0	0	8,395	0	0	0	0	8,395	(8,010)	385
RBC	349	0	0	349	0	0	0	0	349	(290)	59
SOG	1,184	0	0	1,184	(20)	0	0	(20)	1,164	(1,220)	(56)
UAG	5,549	0	0	5,549	(8,441)	0	0	(8,441)	(2,892)	2,982	90

Total Over the Counter	$97,388	$0	$134,005	$231,393	$(44,301)	$(5,140)	$(194,011)	$(243,452)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

144	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$668	$668

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$97,388	$0	$97,388
Swap Agreements	0	2,247	131,375	0	383	134,005

	$0	$2,247	$131,375	$97,388	$383	$231,393

	$0	$2,247	$131,375	$97,388	$1,051	$232,061

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$505	$505
Swap Agreements	0	0	0	0	72	72

	$0	$0	$0	$0	$577	$577

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$44,300	$0	$44,300
Written Options	0	142	0	4,998	0	5,140
Swap Agreements	0	1,186	192,000	0	826	194,012

	$0	$1,328	$192,000	$49,298	$826	$243,452

	$0	$1,328	$192,000	$49,298	$1,403	$244,029

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$616	$616
Futures	0	0	0	0	(23,635)	(23,635)
Swap Agreements	0	107	0	0	(34,674)	(34,567)

	$0	$107	$0	$0	$(57,693)	$(57,586)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,552	$0	$9,552
Written Options	0	741	0	3,593	147	4,481
Swap Agreements	0	5,205	(10,334)	0	7,306	2,177

	$0	$5,946	$(10,334)	$13,145	$7,453	$16,210

	$0	$6,053	$(10,334)	$13,145	$(50,240)	$(41,376)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(24)	$(24)
Futures	0	0	0	0	(2,499)	(2,499)
Swap Agreements	0	0	0	0	(5,056)	(5,056)

	$0	$0	$0	$0	$(7,579)	$(7,579)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$71,153	$0	$71,153
Written Options	0	(212)	0	902	(108)	582
Swap Agreements	0	(1,013)	(86,444)	0	977	(86,480)

	$0	$(1,225)	$(86,444)	$72,055	$869	$(14,745)

	$0	$(1,225)	$(86,444)	$72,055	$(6,710)	$(22,324)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	145

Schedule of Investments PIMCO Worldwide Fundamental Advantage AR Strategy Fund (Cont.)

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$78,688	$49	$78,737
Corporate Bonds & Notes
Banking & Finance	0	599,364	8,985	608,349
Industrials	0	168,302	512	168,814
Utilities	0	122,265	0	122,265
Municipal Bonds & Notes
California	0	18,213	0	18,213
Illinois	0	1,200	0	1,200
Iowa	0	2,388	0	2,388
Missouri	0	123	0	123
New York	0	121	0	121
Ohio	0	311	0	311
Pennsylvania	0	114	0	114
South Dakota	0	2,451	0	2,451
U.S. Government Agencies	0	385,855	0	385,855
U.S. Treasury Obligations	0	168,661	0	168,661
Mortgage-Backed Securities	0	191,177	0	191,177
Asset-Backed Securities	0	224,481	6,302	230,783
Sovereign Issues	0	216,327	0	216,327
Preferred Securities
Banking & Finance	6,332	0	0	6,332
Short-Term Instruments
Certificates of Deposit	0	93,994	0	93,994
Commercial Paper	0	4,070	0	4,070
Repurchase Agreements	0	140,490	0	140,490
Short-Term Notes	0	20,300	0	20,300
Greece Treasury Bills	0	59,748	0	59,748
Japan Treasury Bills	0	82,600	0	82,600
Mexico Treasury Bills	0	201,221	0	201,221
U.S. Treasury Bills	0	102	0	102
	$6,332	$2,782,566	$15,848	$2,804,746

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,603,883	$0	$0	$1,603,883

Total Investments	$1,610,215	$2,782,566	$15,848	$4,408,629

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(64,958)	$0	$(64,958)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	668	0	668
Over the counter	0	231,191	202	231,393
	$0	$231,859	$202	$232,061

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(505)	(72)	0	(577)
Over the counter	0	(243,452)	0	(243,452)
	$(505)	$(243,524)	$0	$(244,029)

Totals	$1,609,710	$2,705,943	$16,050	$4,331,703

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

146	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2014 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A and Class C shares of nine funds (each a “Fund” and collectively the “Funds”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the PIMCO EM Fundamental IndexPLUS® AR Strategy, PIMCO Fundamental Advantage Absolute Return Strategy, PIMCO Fundamental IndexPLUS® AR, PIMCO International Fundamental IndexPLUS® AR Strategy and PIMCO Small Company Fundamental IndexPLUS® AR Strategy Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	147

Notes to Financial Statements (Cont.)

Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update became effective for interim or annual periods beginning on or after December 15, 2013. In accordance with investment company reporting requirements under U.S. GAAP, the Funds adopted the ASU for the six month period ended September 30, 2014. The ASU did not have an impact on the Funds’ financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated

148	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2014 (Unaudited)

to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	149

Notes to Financial Statements (Cont.)

inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair

150	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2014 (Unaudited)

value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2014, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	151

Notes to Financial Statements (Cont.)

created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2014 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest paying securities.

152	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2014 (Unaudited)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

Certain Funds may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio
Fund Name	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	$8	$0	$(8)	$0	$0	$0	$0	$0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	14	713,658	(609,300)	11	8	104,391	58	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	7	48,301	(7)	0	0	48,301	1	0
PIMCO Fundamental IndexPLUS® AR Fund	3	0	(3)	0	0	0	0	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	36	159,410	(49,920)	0	0	109,526	9	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	14	397,126	(397,100)	1	0	41	25	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	14	173,116	(6,400)	0	1	166,731	16	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	11	89,807	(25,600)	1	0	64,219	7	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	23	170,204	(10)	0	0	170,217	3	0

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	$1,832,768	$1,597,190	$(2,523,300)	$(129)	$160	$906,689	$1,983	$0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	494,371	2,820,798	(1,651,200)	(38)	(22)	1,663,909	1,398	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	595,028	2,376,014	(1,767,700)	38	(17)	1,203,363	1,207	0
PIMCO Fundamental IndexPLUS® AR Fund	951,014	1,549,648	(1,546,000)	184	(132)	954,714	1,644	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	1,079,403	618,204	(1,422,300)	(359)	403	275,351	805	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	531,579	1,499,987	(1,274,900)	(65)	4	756,605	988	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	30,907	280,437	(109,100)	1	0	202,245	138	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	73,638	314,479	(379,300)	5	(8)	8,814	78	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	1,083,113	1,569,593	(1,219,101)	(91)	152	1,433,666	1,194	0

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	153

Notes to Financial Statements (Cont.)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

154	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2014 (Unaudited)

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	155

Notes to Financial Statements (Cont.)

A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  Certain Funds may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

Options on Securities  Certain Funds may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

156	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2014 (Unaudited)

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, sovereign or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury issues as of period end are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	157

Notes to Financial Statements (Cont.)

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Certain Funds may enter into cross-currency swap agreements to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

7. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a

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measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If a fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

Certain Funds may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Fund’s performance and/or ability to achieve its investment objective.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the Adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

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Notes to Financial Statements (Cont.)

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statements of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for

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general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A and C Classes
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	0.85%	0.30%	0.40%	0.30%	0.45%	0.45%
PIMCO EMG Intl Low Volatility RAFI-PLUS® AR Fund(1)	0.85%	0.30%	0.40%	N/A	0.45%	0.45%
PIMCO Fundamental Advantage Absolute Return Strategy Fund	0.64%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO Fundamental IndexPLUS® AR Fund	0.54%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	0.57%	0.25%	0.35%	N/A	0.35%	0.35%
PIMCO Intl Low Volatility RAFI-PLUS® AR Fund	0.57%	0.25%	0.35%	N/A	0.35%	0.35%
PIMCO Low Volatility RAFI-PLUS® AR Fund	0.54%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	0.59%	0.25%	0.35%	N/A	0.35%	0.35%
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	0.74%	0.25%	0.35%	N/A	0.40%	0.40%

(1)	Through July 31, 2016, PIMCO agreed to waive 0.15% of the Investment Advisory Fee.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C, and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for

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Notes to Financial Statements (Cont.)

providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
All Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2014, the Distributor received $4,229,322 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense ; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has contractually agreed to waive a portion of the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR, PIMCO Intl Low Volatility RAFI®-PLUS AR and PIMCO Low Volatility RAFI®-PLUS AR Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of each Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2014, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO EMG Intl Low Volatility RAFI-PLUS® AR Fund	$3,041
PIMCO Low Volatility RAFI-PLUS® AR Fund	32

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale

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of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2014, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	$438,549	$818,423
PIMCO EMG Intl Low Volatility RAFI-PLUS® AR Fund	823,140	198,525
PIMCO Fundamental Advantage Absolute Return Strategy Fund	344,947	90,032
PIMCO Fundamental IndexPLUS® AR Fund	378,044	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	353,791	504,886
PIMCO Intl Low Volatility RAFI-PLUS® AR Fund	730,099	164,170
PIMCO Low Volatility RAFI-PLUS® AR Fund	72,060	16,895
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	58,963	106,102
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	126,229	68,644

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust

(including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2014, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	$4,346,905	$4,490,823	$820,664	$868,725
PIMCO EMG Intl Low Volatility RAFI-PLUS® AR Fund	1,905,239	1,123,557	2,124,049	1,390,856
PIMCO Fundamental Advantage Absolute Return Strategy Fund	1,190,105	1,219,389	444,547	424,671
PIMCO Fundamental IndexPLUS® AR Fund	2,391,834	2,693,548	861,946	341,336
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	3,510,991	3,139,387	1,395,633	912,336
PIMCO Intl Low Volatility RAFI-PLUS® AR Fund	2,726,583	2,132,560	1,670,871	1,174,972
PIMCO Low Volatility RAFI-PLUS® AR Fund	501,028	386,711	227,638	92,121
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	885,599	795,800	180,255	149,309
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	3,143,370	2,949,690	1,584,294	1,505,595

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Notes to Financial Statements (Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO EM Fundamental IndexPLUS® AR Strategy Fund (1)				PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund (2)
	Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Period from 12/30/2013 to 03/31/2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	6,978	$73,215	273,755	$2,640,442	231,912	$2,445,244	248,052	$2,396,373
Class P	3,851	39,964	3,517	33,820	21	230	1	10
Administrative Class	1	3	13	106	0	0	0	0
Class D	1,324	14,217	1,850	17,584	163	1,797	3	25
Class A	1,307	13,722	568	5,310	244	2,664	1	10
Class C	132	1,354	123	1,155	11	129	1	10
Issued as reinvestment of distributions
Institutional Class	453	4,869	3,559	34,266	2,200	23,990	0	0
Class P	7	75	1	12	0	1	0	0
Administrative Class	0	0	0	1	0	0	0	0
Class D	1	16	1	5	0	2	0	0
Class A	0	1	2	16	1	6	0	0
Class C	0	0	0	3	0	0	0	0
Cost of shares redeemed
Institutional Class	(175,567)	(1,758,145)	(318,358)	(2,920,754)	(1,408)	(15,004)	(39)	(368)
Class P	(2,420)	(24,542)	(3,107)	(29,129)	0	0	0	0
Administrative Class	(2)	(18)	(2)	(17)	0	0	0	0
Class D	(750)	(7,730)	(1,491)	(14,331)	(111)	(1,200)	0	0
Class A	(780)	(8,241)	(166)	(1,490)	(4)	(46)	0	0
Class C	(23)	(230)	(53)	(479)	(1)	(15)	0	0
Net increase (decrease) resulting from Fund share transactions	(165,488)	$(1,651,470)	(39,788)	$(233,480)	233,028	$2,457,798	248,019	$2,396,060

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PIMCO Fundamental Advantage Absolute Return Strategy Fund (3)				PIMCO Fundamental IndexPLUS® AR Fund				PIMCO International Fundamental IndexPLUS® AR Strategy Fund (4)
Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

546,261	$2,127,414	626,971	$2,535,796	32,730	$238,461	107,495	$736,807	6,035	$76,456	48,271	$613,961
4,685	18,286	13,295	55,689	40,974	297,039	44,095	300,516	53	659	0	0
0	0	0	0	1,042	7,434	1,464	9,950	0	0	0	0
5,787	22,267	10,954	44,832	30,434	214,156	62,793	418,235	1,604	20,299	17	210
3,484	13,536	14,440	59,730	31,669	223,173	83,877	560,821	190	2,399	323	4,068
1,303	5,061	7,526	31,407	15,714	105,489	51,400	329,951	67	868	4	53

35,184	135,465	90,125	367,371	1,822	13,493	24,426	164,662	2,440	31,127	45,444	549,018
485	1,871	1,345	5,496	523	3,865	4,522	30,433	0	4	0	0
0	0	0	0	47	344	684	4,542	0	0	0	0
730	2,762	1,449	5,787	828	5,933	12,004	78,459	13	159	0	0
770	2,935	2,051	8,232	879	6,311	11,834	77,632	5	65	0	0
343	1,315	843	3,400	333	2,273	6,072	38,092	1	7	0	0

(389,247)	(1,534,475)	(634,713)	(2,589,924)	(77,893)	(567,287)	(93,094)	(638,682)	(61,504)	(778,411)	(173,872)	(2,168,043)
(2,548)	(9,988)	(14,939)	(61,840)	(9,824)	(71,340)	(19,229)	(130,823)	(12)	(139)	0	0
0	0	0	0	(596)	(4,292)	(1,542)	(10,111)	0	0	0	0
(5,242)	(20,067)	(8,913)	(37,268)	(15,518)	(108,796)	(50,227)	(329,998)	(22)	(275)	0	0
(7,743)	(29,909)	(10,455)	(43,014)	(24,490)	(173,233)	(31,539)	(209,085)	(79)	(989)	0	0
(2,534)	(9,797)	(3,539)	(14,523)	(7,039)	(47,045)	(12,157)	(77,157)	(3)	(39)	0	0
191,718	$726,676	96,440	$371,171	21,635	$145,978	202,878	$1,354,244	(51,212)	$(647,810)	(79,813)	$(1,000,733)

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	165

Notes to Financial Statements (Cont.)

	PIMCO Intl Low Volatility RAFI®-PLUS AR Fund (5)				PIMCO Low Volatility RAFI®-PLUS AR Fund (6)
	Six Months Ended 09/30/2014		Period from 12/30/2013 to 03/31/2014		Six Months Ended 09/30/2014		Period from 12/30/2013 to 03/31/2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	146,022	$1,529,689	198,222	$1,999,041	88,762	$967,848	10,409	$103,376
Class P	15	156	3	32	29	317	1	10
Administrative Class	0	0	0	0	0	0	0	0
Class D	337	3,633	2	21	190	2,029	2	19
Class A	160	1,741	5	47	178	1,933	1	10
Class C	16	172	2	15	46	504	1	10
Issued as reinvestment of distributions
Institutional Class	418	4,499	0	0	112	1,225	0	0
Class P	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	1	0	0	0	3	0	0
Class A	0	1	0	0	0	1	0	0
Class C	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(6,176)	(67,661)	(38)	(373)	(368)	(3,834)	(38)	(370)
Class P	(1)	(6)	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	(46)	(494)	0	0	(16)	(176)	0	0
Class A	(6)	(61)	0	0	(2)	(21)	0	0
Class C	(2)	(16)	0	0	0	(3)	0	0
Net increase (decrease) resulting from Fund share transactions	140,737	$1,471,654	198,196	$1,998,783	88,931	$969,826	10,376	$103,055

166	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2014 (Unaudited)

PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund (7)				PIMCO Worldwide Fundamental Advantage AR Strategy Fund (8)
Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

921	$11,172	2,951	$38,496	64,486	$643,492	120,324	$1,199,510
27	319	0	0	0	1	7	68
0	0	0	0	0	0	0	0
545	6,734	52	642	15	144	27	274
36	447	6	68	8	79	53	523
166	2,034	3	35	10	97	8	78

80	993	14,075	173,108	879	8,793	4,964	48,951
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
1	6	0	0	0	0	0	1
0	1	0	0	0	0	0	3
0	1	0	0	0	0	0	0

(8,908)	(109,455)	(13,890)	(171,814)	(9,246)	(92,488)	(8,658)	(86,075)
0	0	0	0	(4)	(40)	(1)	(8)
0	0	0	0	0	0	0	0
(11)	(131)	0	0	(10)	(96)	(13)	(128)
(6)	(72)	0	0	(8)	(80)	(2)	(18)
(8)	(97)	0	0	(2)	(15)	0	0
(7,157)	$(88,048)	3,197	$40,535	56,128	$559,887	116,709	$1,163,179

(1)

As of September 30, 2014, three shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 94% of the Fund. Two shareholders are related parties and comprise 81% of the Fund.*

(2)	As of September 30, 2014, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 98% of the Fund, and each of the two shareholders are related parties of the Fund.*
(3)	As of September 30, 2014, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 88% of the Fund, and each of the two shareholders are related parties of the Fund.*
(4)	As of September 30, 2014, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 92% of the Fund, and each of the two shareholders are related parties of the Fund.*
(5)	As of September 30, 2014, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 98% of the Fund, and each of the two shareholders are related parties of the Fund.*
(6)	As of September 30, 2014, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 96% of the Fund, and each of the two shareholders are related parties of the Fund.*
(7)	As of September 30, 2014, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 88% of the Fund, and each of the two shareholders are related parties of the Fund.*
(8)	As of September 30, 2014, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 97% of the Fund, and each of the two shareholders are related parties of the Fund.*
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2014, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2011-2013, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	167

Notes to Financial Statements (Cont.)

September 30, 2014 (Unaudited)

As of March 31, 2014, the Funds had accumulated capital losses expiring in the following years (amounts in thousands) . The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands) (6)
	03/31/2014	03/31/2015	03/31/2016	03/31/2017	03/31/2018	03/31/2019
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	$0	$0	$0	$0	$0	$0
PIMCO Fundamental Advantage Absolute Return Strategy Fund*	0	0	0	0	137,539	192,616
PIMCO Fundamental IndexPLUS® AR Fund	0	0	0	0	0	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	0	0	0	0	0	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	0	0	0	0	0	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	0	0	0	0	0	0
PIMCO Low Volatility RAFI® PLUS® AR Strategy Fund	0	0	0	0	0	0
PIMCO EMG INTL Low Volatility RAFI®-PLUS AR Fund	0	0	0	0	0	0
PIMCO INTL Low Volatility RAFI®-PLUS AR Fund	0	0	0	0	0	0

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2014, the Funds had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	$0	$0
PIMCO Fundamental Advantage Absolute Return Strategy Fund*	412,624	57,651
PIMCO Fundamental IndexPLUS® AR Fund	0	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	0	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	5,862	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	35,252	0
PIMCO Low Volatility RAFI® PLUS® AR Strategy Fund	0	0
PIMCO EMG INTL Low Volatility RAFI®-PLUS AR Fund	0	0
PIMCO INTL Low Volatility RAFI®-PLUS AR Fund	56	427

(6)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations

As of September 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	$4,320,952	$72,539	$(68,944)	$3,595
PIMCO EMG Intl Low Volatility RAFI-PLUS® AR Fund	5,358,815	8,184	(61,178)	(52,994)
PIMCO Fundamental Advantage Absolute Return Strategy Fund	4,215,139	56,701	(61,831)	(5,130)
PIMCO Fundamental IndexPLUS® AR Fund	4,048,567	26,834	(61,097)	(34,263)
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	2,438,925	18,696	(57,922)	(39,226)
PIMCO Intl Low Volatility RAFI-PLUS® AR Fund	3,668,889	6,952	(58,836)	(51,884)
PIMCO Low Volatility RAFI-PLUS® AR Fund	1,112,424	1,022	(8,337)	(7,315)
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	568,982	5,978	(9,023)	(3,045)
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	4,434,588	15,196	(41,155)	(25,959)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

168	PIMCO FUNDAMENTAL INDEX FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GRE	RBS Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	NOM	Nomura Securities International Inc.
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
BSN	Bank of Nova Scotia	JPS	JPMorgan Securities, Inc.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	MEI	Merrill Lynch International	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	TDM	TD Securities (USA) LLC
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FOB	Credit Suisse Securities (USA) LLC	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	NZD	New Zealand Dollar
BRL	Brazilian Real	ILS	Israeli Shekel	RUB	Russian Ruble
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CHF	Swiss Franc	JPY	Japanese Yen	TRY	Turkish New Lira
EUR	Euro	KRW	South Korean Won	TWD	Taiwanese Dollar
GBP	British Pound	MXN	Mexican Peso	USD (or $)	United States Dollar
HKD	Hong Kong Dollar	MYR	Malaysian Ringgit	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CBOT	Chicago Board of Trade	OTC	Over the Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERADXULT	eRAFI International Large Strategy Index	RACNSGT	RAFI Global Short Index
CDX.EM	Credit Derivatives Index - Emerging Markets	ERAEMLT	eRAFI Emerging Markets Strategy Index	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
CDX.IG	Credit Derivatives Index - Investment Grade	ERAUSLT	eRAFI U.S. Large Strategy Index	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
CMBX	Commercial Mortgage-Backed Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
EAFE	Europe, Australasia, and Far East Stock Index	RACNLGT	RAFI Global Long Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.	TBD	To Be Determined
BBR	Bank Bill Rate	JSC	Joint Stock Company	TBD%	Interest rate to be determined when loan settles
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security
CDO	Collateralized Debt Obligation	MSCI	Morgan Stanley Capital International

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	169

Approval of Investment Advisory Contract

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 11-12, 2014, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2015. The Board also considered and approved for an additional one-year term through August 31, 2015, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“Research Affiliates”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2015; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates, on behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2015.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and Research Affiliates. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and Research Affiliates, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and Research Affiliates in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees, without management present, at the August 11-12, 2014 meeting. The independent Trustees also conducted a telephonic meeting with counsel to the Trust and the independent Trustees on August 5, 2014 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

170	PIMCO FUNDAMENTAL INDEX FUNDS

(Unaudited)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO Low Volatility RAFI®-PLUS suite, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses counterparties that meet its stringent and monitored criteria. The Trustees also considered that PIMCO’s collateral management team utilizes the counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2013, including, but not limited to, constructing and moving into a new global headquarters in Newport Beach in May 2014; investing significant resources into developing its global portfolio management expertise; expanding PIMCO’s technology team and investing in technology, with a focus on projects that increase capacity and investment management stability; engaging in detailed preparation efforts for the potential consequences of an unanticipated financial crisis or global liquidity vacuum; focusing on global business continuity program management; investing in additional personnel with fund operations expertise, including additional accounting, financial reporting, pricing and tax resources; and continuing to develop the PIMCO Accounting Yield Application (or PAY), which provides yield and income reporting, and the rollout of the Pricing Portal, which is a web-based workflow application that will automate the daily pricing review process, improve communications among stakeholders and enhance the ability to identify pricing variance and provide feedback to pricing vendors.

Similarly, the Board considered the asset-allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund. The Board considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs; its oversight of matters that may involve conflicts of interest with the Trust; its efforts

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	171

Approval of Investment Advisory Contract (Cont.)

to keep the Trustees informed about matters relevant to the Trust and its shareholders. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under both Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services under that Agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Agreements continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2014 and other performance data, as available, for the period ended June 30, 2014 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2014 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 11-12, 2014 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods ended May 31, 2014. The Board noted that, as of May 31, 2014, the Institutional Class of 61%, 67% and 80% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least five years of performance history, 93% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2014. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the supervisory and administrative fees for the PIMCO Emerging Markets Bond Fund effective October 1, 2014, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

172	PIMCO FUNDAMENTAL INDEX FUNDS

(Unaudited)

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reductions in supervisory and administrative fees for PIMCO Emerging Markets Bond Fund effective October 1, 2014. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over time and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO standard separate account fee rates in 47 out of 60 comparisons. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds for various other reasons, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities per contract and diverse servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations than when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund fees, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	173

Approval of Investment Advisory Contract (Cont.)

few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the previous year while 2014 net income is expected to decline due to the fee impact of outflows. Additionally, the Board noted that profit margins were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception, fee reductions or waivers, and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been reduced for some Funds over time (including the proposed reductions for certain classes of PIMCO Emerging Markets Bond Fund to be effective October 1, 2014), had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified supervision and administrative fee.

The Trustees also considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted that the benefits of the unified fee were apparent during the 2008 financial crisis, as the total expense ratios of certain funds in other fund complexes that do not have a unified fee increased due to decreases in fund assets; moreover, these benefits may reemerge in the event a particular Fund’s assets decline in the future. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, including, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those described above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of

174	PIMCO FUNDAMENTAL INDEX FUNDS

(Unaudited)

economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	175

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4004SAR_093014

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2014

International Bond Funds

PIMCO Emerging Local Bond Fund

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Markets Corporate Bond Fund

PIMCO Emerging Markets Currency Fund

PIMCO Emerging Markets Full Spectrum Bond Fund

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Global Advantage® Strategy Bond Fund

PIMCO Global Bond Fund (Unhedged)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		16
Benchmark Descriptions		19
Financial Highlights		20
Statements of Assets and Liabilities		36
Statements of Operations		40
Statements of Changes in Net Assets		42
Notes to Financial Statements		189
Glossary		213
Approval of Investment Advisory Contract		214

Fund	Fund Summary	Schedule of Investments

PIMCO Emerging Local Bond Fund	6	45
PIMCO Emerging Markets Bond Fund	7	61
PIMCO Emerging Markets Corporate Bond Fund	8	77
PIMCO Emerging Markets Currency Fund	9	86
PIMCO Emerging Markets Full Spectrum Bond Fund	10	101
PIMCO Foreign Bond Fund (Unhedged)	11	104
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	12	122
PIMCO Global Advantage® Strategy Bond Fund	13	142
PIMCO Global Bond Fund (Unhedged)	14	159
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	15	174

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report covering the six-month reporting period ended September 30, 2014, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

As previously announced on September 26, 2014, William “Bill” Gross, PIMCO’s Chief Investment Officer and co-founder, resigned from the firm. PIMCO subsequently elected Daniel Ivascyn to serve as Group Chief Investment Officer (“Group CIO”). In addition, PIMCO appointed Andrew Balls, CIO Global Fixed Income; Mark Kiesel, CIO Global Credit; Virginie Maisonneuve, CIO Global Equities; Scott Mather, CIO U.S. Core Strategies; and Mihir Worah, CIO Real Return and Asset Allocation. Outside of the reporting period on November 3, 2014, PIMCO announced that Marc Seidner will return to the firm effective November 12 in a new role as CIO Non-traditional Strategies and Head of Portfolio Management in the New York office. Under this leadership structure, Andrew and Mihir have additional managerial responsibility for PIMCO’s Portfolio Management group and trade floor activities globally. Andrew will oversee Portfolio Management in Europe and Asia-Pacific, and Mihir will oversee Portfolio Management in the U.S. Douglas Hodge, PIMCO’s Chief Executive Officer, and Jay Jacobs, President, will continue to serve as the firm’s senior executive leadership team, spearheading PIMCO’s business strategy, client service and the firm’s operations.

These appointments are a further evolution of the structure that PIMCO established earlier in 2014, reflecting our belief that the best approach for PIMCO’s clients and our firm is an investment leadership team of seasoned, highly skilled investors overseeing all areas of PIMCO’s investment activities.

During his 43 years at PIMCO, Mr. Gross made great contributions to building the firm and delivering value to PIMCO’s clients. Over this period PIMCO developed into a global asset manager, expanding beyond core fixed income, now encompassing nearly 2,500 employees across 13 offices, including over 250 portfolio managers. Mr. Gross was also responsible for starting PIMCO’s robust investment process, with a focus on long-term macroeconomic views and bottom-up security selection—a process that is well institutionalized and will continue into PIMCO’s future.

Financial market highlights of our six-month reporting period include:

■

Investors generally reacted positively to better clarity regarding central bank policy despite a period marked by ongoing geopolitical risks, namely tension between Ukraine and Russia, and the growing unrest in the Middle East. Investors reacted to these geopolitical events by either embracing risk assets (at times when concerns ebbed) or resorting to the perceived safety of high quality fixed income assets (at times of heightened concern). Geopolitical uncertainty continues to test the global economy and markets, impacting growth in Europe and contributing to increasing investor concern.

■

The U.S. economy showed signs of improvement on steady employment growth and renewed business investment activity. At its September 2014 meeting, the Federal Reserve (“Fed”) reiterated its intent to keep the Federal Funds Rate near zero for a considerable time even after the completion of its quantitative easing program by the end of October 2014. The Fed noted that future increases in the Federal Funds Rate would be dependent on signs of continuing economic improvement in the U.S., including a decline in the unemployment rate. Outside of the reporting period on October 29, 2014 the Fed announced the conclusion of its asset purchase program. The yield on the benchmark ten-year U.S. Treasury note was 2.49% at the end of the reporting period, compared with 2.72% on March 31, 2014. U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 1.70%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.21% for the reporting period.

■

In Europe, slower economic growth and fears of deflation prompted a series of unprecedented actions by the European Central Bank (“ECB”). Mario Draghi, ECB President, lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a liquidity channel to help encourage bank lending, and announced plans for an asset purchase program.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.69%, as represented by the Barclays U.S. TIPS Index. Longer-dated U.S. real yields decreased slightly during the reporting period, while shorter-maturity yields

2	PIMCO INTERNATIONAL BOND FUNDS

increased. Inflation expectations declined marginally as headline inflation decelerated from the 2% level seen earlier in 2014 as food, energy, and transportation prices fell. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 11.76%.

■

Agency mortgage-backed securities (“MBS”) generally posted positive returns, but underperformed like-duration U.S. Treasuries due to supply pressure from larger levels of issuance and increasing concerns of MBS demand once the Fed ends its asset purchase program in October. Non-Agency MBS prices were mixed and higher quality bonds generally outperformed, amid broader macroeconomic volatility and signs the U.S. housing recovery had begun to slow.

■

The U.S. investment grade credit market, as measured by the Barclays U.S. Credit Index, returned 2.68%. U.S. credit spreads narrowed amid generally improving U.S. company fundamentals. The high yield market posted slightly positive returns as tighter valuations led to deteriorating demand for high yield corporate bonds, which precipitated a correction. Retail outflows for bank loans continued, but bank loans have benefited from consistent demand from collateralized loan obligations. Company fundamentals remained strong due to low default expectations.

■

Tax-exempt municipal bonds returned 4.12%, as represented by the Barclays Municipal Bond Index, and taxable municipal bonds, as represented by the Barclays Municipal Taxable Index, returned 5.51%. Municipal bonds posted positive returns and outperformed U.S. Treasuries, in which returns were driven by lower U.S. Treasury rates, limited supply, and mutual fund inflows. Net supply continued to contract, as new issuances did not keep pace with seasonally high levels of maturing bonds. High yield and long duration segments outperformed, driven by stronger liquidity following improved sentiment surrounding Detroit and Puerto Rico.

■

Emerging market (“EM”) external debt, as measured by the JPMorgan Emerging Markets Index (EMBI) Global, returned 3.69%. However, EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.87% amid U.S. dollar strength in September. The emerging markets have become increasingly differentiated, with sanctions on Russia from the West and a surge in violence in the Middle East weighing on markets, versus a stimulus program in China providing some support.

■

Equity markets posted positive returns in the U.S., but were flat or slightly negative in many other regions as economic data varied. U.S. growth became more resilient, but the Eurozone recovery faltered and growth decelerated in parts of Asia. U.S. equities returned 6.42%, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, returned 2.59%. EM equities, as measured by the MSCI Emerging Markets Index, returned 2.87%.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds November 12, 2014

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to a Fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of a Fund were to be negatively impacted by rising interest rates, the Fund could face increased redemptions by its shareholders, which could further reduce the value of the Fund.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: allocation risk, Acquired Fund risk, interest rate risk, call risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, smaller company risk, issuer non-diversification risk, leveraging risk, management risk, operational risk, short sale risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest its assets in Acquired Funds. The cost of investing in the PIMCO Emerging Markets Full Spectrum Bond Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

Certain Funds may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Fund’s performance and/or ability to achieve its investment objective. For example, certain transactions may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause the Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

The geographical classification of foreign securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain

4	PIMCO INTERNATIONAL BOND FUNDS

distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the fifth year (or sixth year for certain Funds). As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Emerging Local Bond Fund	12/29/06	12/29/06	05/30/08	10/16/07	07/31/07	07/31/07	—	07/31/07	—
PIMCO Emerging Markets Bond Fund	07/31/97	07/31/97	04/30/08	09/30/98	03/31/00	07/31/97	07/31/97	07/31/97	—
PIMCO Emerging Markets Corporate Bond Fund	07/01/09	07/01/09	10/15/10	—	11/18/11	11/18/11	—	11/18/11	—
PIMCO Emerging Markets Currency Fund	05/31/05	05/31/05	04/30/08	09/29/06	05/31/05	05/31/05	—	05/31/05	—
PIMCO Emerging Markets Full Spectrum Bond Fund	02/25/13	02/25/13	02/25/13	—	02/25/13	02/25/13	—	02/25/13	—
PIMCO Foreign Bond Fund (Unhedged)	04/30/04	04/30/04	04/30/08	02/28/06	04/30/04	07/30/04	—	07/30/04	—
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	12/02/92	12/02/92	04/30/08	01/28/97	04/08/98	01/20/97	01/20/97	01/20/97	12/31/02
PIMCO Global Advantage® Strategy Bond Fund	02/05/09	02/05/09	02/05/09	—	02/05/09	02/05/09	—	02/05/09	02/05/09
PIMCO Global Bond Fund (Unhedged)	11/23/93	11/23/93	11/19/10	07/31/96	07/31/08	—	—	—	—
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	10/02/95	02/25/98	04/30/08	09/30/03	—	10/02/95	10/02/95	10/02/95	—

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, respectively. Because Class A shares were the initial class of shares offered for the PIMCO Global Bond Fund (U.S. Dollar-Hedged), performance for periods prior to the inception date of the Institutional Class, Class P, Administrative Classes, Class B and Class C is based on the historical performance of Class A shares. The prior Class A performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Institutional Class, Class P, Administrative Class, Class B and Class C shares.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	5

PIMCO Emerging Local Bond Fund

Institutional Class - PELBX	Class D - PLBDX
Class P - PELPX	Class A - PELAX
Administrative Class - PEBLX	Class C - PELCX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Short-Term Instruments‡	13.7%
Brazil	13.0%
Poland	10.7%
South Africa	10.7%
Indonesia	7.3%
Colombia	6.4%
Turkey	5.5%
Malaysia	5.3%
Other	27.4%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	Fund Inception (12/29/06)
PIMCO Emerging Local Bond Fund Institutional Class	-1.04%	-1.23%	4.23%	5.75%
PIMCO Emerging Local Bond Fund Class P	-1.09%	-1.33%	4.13%	5.66%
PIMCO Emerging Local Bond Fund Administrative Class	-1.17%	-1.48%	3.96%	5.49%
PIMCO Emerging Local Bond Fund Class D	-1.29%	-1.69%	3.75%	5.29%
PIMCO Emerging Local Bond Fund Class A	-1.27%	-1.67%	3.75%	5.30%
PIMCO Emerging Local Bond Fund Class A (adjusted)	-5.01%	-5.41%	2.97%	4.78%
PIMCO Emerging Local Bond Fund Class C	-1.64%	-2.41%	2.98%	4.51%
PIMCO Emerging Local Bond Fund Class C (adjusted)	-2.60%	-3.35%	2.98%	4.51%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	-1.87%	-1.54%	4.43%	6.66%
Lipper Emerging Markets Local Currency Debt Funds Average	-1.21%	-1.47%	3.70%	4.12%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/2006.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.90% for the Institutional Class shares, 1.00% for Class P shares, 1.15% for Administrative Class shares, 1.35% for Class D shares, 1.35% for Class A shares, and 2.10% for Class C shares.

Portfolio Insights

»

The PIMCO Emerging Local Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An underweight to the Hungarian forint, which underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (the “Fund’s benchmark index”) implied currency (FX) return, added to performance.

»	An overweight to Brazilian local rates, which outperformed the local currency return component of the Fund’s benchmark index during the reporting period, added to performance.

»	An underweight to Russian local rates, which underperformed the local currency return component of the Fund’s benchmark index during the reporting period, added to performance.

»	An underweight to Hungarian local rates, which outperformed the local currency return component of the Fund’s benchmark index during the reporting period, detracted from performance.

»	An overweight to the Polish zloty, which underperformed the implied currency return component of the Fund’s benchmark index during the reporting period, detracted from performance.

»	An underweight to the Thai baht, which outperformed the implied currency return component of the Fund’s benchmark index during the reporting period, detracted from performance.

6	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Emerging Markets Bond Fund

Institutional Class - PEBIX	Class A - PAEMX
Class P - PEMPX	Class B - PBEMX
Administrative Class - PEBAX	Class C - PEBCX
Class D - PEMDX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Mexico	11.6%
Short-Term Instruments‡	10.4%
Brazil	9.7%
Luxembourg	7.7%
Indonesia	7.0%
Venezuela	6.7%
Ireland	6.1%
Other	40.8%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Institutional Class	3.26%	6.15%	7.37%	7.93%	10.35%
PIMCO Emerging Markets Bond Fund Class P	3.21%	6.05%	7.26%	7.82%	10.24%
PIMCO Emerging Markets Bond Fund Administrative Class	3.13%	5.89%	7.10%	7.66%	10.08%
PIMCO Emerging Markets Bond Fund Class D	3.04%	5.71%	6.92%	7.49%	9.92%
PIMCO Emerging Markets Bond Fund Class A	3.04%	5.71%	6.92%	7.49%	9.91%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	-0.82%	1.75%	6.11%	7.08%	9.66%
PIMCO Emerging Markets Bond Fund Class B	2.65%	4.92%	6.12%	6.93%	9.56%
PIMCO Emerging Markets Bond Fund Class B (adjusted)	-0.85%	1.52%	6.04%	6.93%	9.56%
PIMCO Emerging Markets Bond Fund Class C	2.66%	4.93%	6.13%	6.69%	9.09%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	1.66%	3.95%	6.13%	6.69%	9.09%
JPMorgan Emerging Markets Bond Index (EMBI) Global	3.69%	8.28%	7.95%	8.38%	8.73%
Lipper Emerging Market Hard Currency Debt Funds Average	2.60%	6.10%	7.23%	8.03%	8.97%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.83% for the Institutional Class shares, 0.93% for Class P shares, 1.08% for Administrative Class shares, 1.25% for Class D shares, 1.25% for Class A shares, 2.00% for Class B shares, and 2.00% for Class C shares.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures, contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An underweight to sovereign external debt in Poland, which underperformed the JPMorgan Emerging Markets Bond Index (EMBI) Global (“the Fund’s benchmark index”), added to performance.

»	An overweight to external debt in El Salvador, which outperformed the Fund’s benchmark index during the reporting period, added to performance.

»	An overweight to external debt in the Philippines, which outperformed the Fund’s benchmark index during the reporting period, added to performance.

»	A tactical allocation to corporate debt in Russia, which underperformed the Fund’s benchmark index during the reporting period, detracted from performance.

»	An underweight to external debt in Argentina, which outperformed the Fund’s benchmark index during the reporting period, detracted from performance.

»	An underweight to external debt in Turkey, which outperformed the Fund’s benchmark index during the reporting period, detracted from performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	7

PIMCO Emerging Markets Corporate Bond Fund

Institutional Class - PEMIX	Class A - PECZX
Class P - PMIPX	Class C - PECCX
Class D - PECDX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Brazil	9.4%
Ireland	9.2%
Cayman Islands	8.9%
United Kingdom	6.5%
Russia	6.4%
Bermuda	6.3%
Other	53.3%
†	% of Investments, at value as of 09/30/14

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	Fund Inception (07/01/09)
PIMCO Emerging Markets Corporate Bond Fund Institutional Class	3.42%	6.90%	6.91%	8.43%
PIMCO Emerging Markets Corporate Bond Fund Class P	3.37%	6.79%	6.83%	8.35%
PIMCO Emerging Markets Corporate Bond Fund Class D	3.21%	6.47%	6.49%	8.00%
PIMCO Emerging Markets Corporate Bond Fund Class A	3.21%	6.47%	6.49%	8.00%
PIMCO Emerging Markets Corporate Bond Fund Class A (adjusted)	-0.64%	2.51%	5.68%	7.22%
PIMCO Emerging Markets Corporate Bond Fund Class C	2.83%	5.68%	5.69%	7.19%
PIMCO Emerging Markets Corporate Bond Fund Class C (adjusted)	1.83%	4.68%	5.69%	7.19%
JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	3.76%	9.07%	7.95%	9.90%
Lipper Emerging Market Hard Currency Debt Funds Average	2.60%	6.10%	7.23%	9.37%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 1.15% for the Institutional Class shares, 1.25% for Class P shares, 1.55% for Class D shares, 1.55% for Class A shares, and 2.30% for Class C shares.

Portfolio Insights

»

The PIMCO Emerging Markets Corporate Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of corporate Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An overweight to Peruvian corporates, which outperformed the JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) (“the Fund’s benchmark index”) during the reporting period, benefited performance.

»	An underweight to Macanese corporates, which underperformed the Fund’s benchmark index during the reporting period, benefited performance.

»	An overweight to Kazakh corporates, which outperformed the Fund’s benchmark index during the reporting period, benefited performance.

»	An overweight to Russian corporates, which underperformed the Fund’s benchmark index during the reporting period, detracted from performance.

»	An underweight to Philippine corporates, which outperformed the Fund’s benchmark index during the reporting period, detracted from performance.

»	An underweight to Indian corporates, which outperformed the Fund’s benchmark index during the reporting period, detracted from performance.

8	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Emerging Markets Currency Fund

Institutional Class - PLMIX	Class D - PLMDX
Class P - PLMPX	Class A - PLMAX
Administrative Class - PDEVX	Class C - PLMCX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

Short-Term Instruments‡	42.4%
Brazil	10.7%
South Korea	6.7%
Mexico	5.8%
Indonesia	5.3%
Other	29.1%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	Fund Inception (05/31/05)
PIMCO Emerging Markets Currency Fund Institutional Class	-1.54%	-0.70%	1.87%	4.32%
PIMCO Emerging Markets Currency Fund Class P	-1.59%	-0.80%	1.77%	4.22%
PIMCO Emerging Markets Currency Fund Administrative Class	-1.67%	-0.94%	1.62%	4.06%
PIMCO Emerging Markets Currency Fund Class D	-1.74%	-1.09%	1.46%	3.90%
PIMCO Emerging Markets Currency Fund Class A	-1.74%	-1.09%	1.47%	3.90%
PIMCO Emerging Markets Currency Fund Class A (adjusted)	-5.43%	-4.80%	0.69%	3.47%
PIMCO Emerging Markets Currency Fund Class C	-2.11%	-1.83%	0.71%	3.12%
PIMCO Emerging Markets Currency Fund Class C (adjusted)	-3.09%	-2.81%	0.71%	3.12%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	-2.23%	-1.86%	0.93%	4.55%
JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	-2.23%	-1.86%	0.74%	4.29%
Lipper Alternative Currency Strategies Average	-0.72%	-1.12%	0.33%	2.32%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.85% for the Institutional Class shares, 0.95% for Class P shares, 1.10% for Administrative Class shares, 1.25% for Class D shares, 1.25% for Class A shares, and 2.00% for Class C shares.

Portfolio Insights

»

The PIMCO Emerging Markets Currency Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in currencies of, emerging markets countries. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund’s investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of emerging market countries may be invested in other types of Fixed Income Instruments.

»	An underweight to the Hungarian forint, which underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) (“the Fund’s benchmark index”) during the reporting period, added to returns.

»	An underweight to the Czech koruna, which underperformed the Fund’s benchmark index during the reporting period, added to returns.

»	An overweight to the Mexican peso, which outperformed the Fund’s benchmark index during the reporting period, added to returns.

»	An overweight to the Polish zloty, which underperformed the Fund’s benchmark index during the reporting period, detracted from performance.

»	An underweight to the Taiwanese dollar, which outperformed the Fund’s benchmark index during the reporting period, detracted from performance.

»	An underweight to the Thai baht, which outperformed the Fund’s benchmark index during the reporting period, detracted from performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	9

PIMCO Emerging Markets Full Spectrum Bond Fund

Institutional Class - PFSIX	Class A - PFSSX
Class P - PFSPX	Class C - PFSCX
Class D - PFSYX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

PIMCO Emerging Local Bond Fund	50.9%
PIMCO Emerging Markets Corporate Bond Fund	29.2%
PIMCO Emerging Markets Bond Fund	18.9%
Short-Term Instruments‡	1.0%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	Fund Inception (02/25/13)
PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class	1.02%	2.11%	-3.06%
PIMCO Emerging Markets Full Spectrum Bond Fund Class P	0.97%	2.00%	-3.16%
PIMCO Emerging Markets Full Spectrum Bond Fund Class D	0.81%	1.70%	-3.44%
PIMCO Emerging Markets Full Spectrum Bond Fund Class A	0.81%	1.70%	-3.45%
PIMCO Emerging Markets Full Spectrum Bond Fund Class A (adjusted)	-2.98%	-2.07%	-5.74%
PIMCO Emerging Markets Full Spectrum Bond Fund Class C	0.43%	0.94%	-4.16%
PIMCO Emerging Markets Full Spectrum Bond Fund Class C (adjusted)	-0.55%	-0.03%	-4.16%
50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified	0.91%	3.50%	-2.12%
Lipper Emerging Market Hard Currency Debt Funds Average	2.60%	6.10%	-0.23%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 02/28/2013.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.91% for the Institutional Class shares, 2.01% for Class P shares, 2.31% for Class D shares, 2.31% for Class A shares and 3.06% for Class C shares.

Portfolio Insights

»

The PIMCO Emerging Markets Full Spectrum Bond Fund seeks maximum total return, consistent with prudent investment management. The Fund is designed to provide dynamic exposure to a broad range of emerging market fixed income asset classes, such as external debt obligations of sovereign, quasi-sovereign, and corporate entities; currencies, and local currency-denominated obligations of sovereigns, quasi-sovereigns, and corporate issuers. PIMCO uses a three-step active management approach in seeking to achieve the Fund’s investment objective: 1) develop a target asset allocation to implement across the eligible investments; 2) identify additional opportunities for country and security selection designed to add value beyond the target asset allocation within each of the eligible investments; and 3) employ additional investment strategies designed to either mitigate or emphasize risks resulting from the implementation of the target asset allocation. This active management approach is driven by PIMCO’s global macroeconomic views, emerging markets expertise and experience across a wide range of investment instruments. The Fund’s assets are allocated in a manner that reflects PIMCO’s views regarding the attractiveness of key investment risk factors, considering both return potential and volatility, and includes an assessment of aggregate country, issuer and currency exposures.

»	An overweight to emerging markets external corporate debt added to performance as the asset class outperformed the Fund’s blended benchmark index.

»	The relative performance of the PIMCO emerging markets local debt strategy added to relative performance as this strategy outperformed its respective primary benchmark over the reporting period.

»

An overweight to emerging markets local debt during the second half of the reporting period detracted from performance as the asset class underperformed the Fund’s blended benchmark index during this period.

»

An underweight to emerging markets external sovereign debt during the second half of the reporting period detracted from performance as the asset class outperformed the Fund’s blended benchmark index during this period.

10	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Foreign Bond Fund (Unhedged)

Institutional Class - PFUIX	Class D - PFBDX
Class P - PFUPX	Class A - PFUAX
Administrative Class - PFUUX	Class C - PFRCX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

United States	22.0%
Italy	10.9%
Spain	10.0%
United Kingdom	7.8%
Brazil	7.0%
France	6.8%
Short-Term Instruments‡	5.8%
Other	29.7%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Institutional Class	-0.23%	2.99%	4.75%	5.76%	5.92%
PIMCO Foreign Bond Fund (Unhedged) Class P	-0.28%	2.89%	4.65%	5.66%	5.81%
PIMCO Foreign Bond Fund (Unhedged) Administrative Class	-0.35%	2.74%	4.49%	5.50%	5.66%
PIMCO Foreign Bond Fund (Unhedged) Class D	-0.43%	2.58%	4.33%	5.33%	5.48%
PIMCO Foreign Bond Fund (Unhedged) Class A	-0.43%	2.58%	4.32%	5.31%	5.47%
PIMCO Foreign Bond Fund (Unhedged) Class A (adjusted)	-4.16%	-1.26%	3.52%	4.91%	5.08%
PIMCO Foreign Bond Fund (Unhedged) Class C	-0.80%	1.82%	3.54%	4.52%	4.68%
PIMCO Foreign Bond Fund (Unhedged) Class C (adjusted)	-1.78%	0.82%	3.54%	4.52%	4.68%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	-2.76%	-1.00%	1.24%	4.13%	4.40%
Lipper International Income Funds Average	-0.02%	2.68%	3.14%	4.91%	5.07%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.52% for the Institutional Class shares, 0.62% for Class P shares, 0.77% for Administrative Class shares, 0.92% for Class D shares, 0.92% for Class A shares, and 1.67% for Class C shares.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An underweight to the euro contributed to relative performance as the currency depreciated relative to the U.S. dollar over the reporting period.

»	An underweight to the Japanese yen contributed to relative performance as the currency depreciated relative to the U.S. dollar over the reporting period.

»	An overweight to the sovereign debt of Spain and Italy contributed to relative performance as Spanish and Italian sovereign spreads over German Bunds tightened over the reporting period.

»	Long exposure to the New Zealand dollar, Swiss franc and Norwegian krone detracted from performance as these currencies depreciated relative to the U.S. dollar over the reporting period.

»	An overweight to the Australian dollar and Swedish krona detracted from relative performance as these currencies depreciated relative to the U.S. dollar over the reporting period.

»

An underweight duration positioning (or sensitivity to changes in market interest rates) in the U.K. and the U.S. detracted from relative performance as interest rates fell in these countries over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	11

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Institutional Class - PFORX	Class A - PFOAX
Class P - PFBPX	Class B - PFOBX
Administrative Class - PFRAX	Class C - PFOCX
Class D - PFODX	Class R - PFRRX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

United States	15.3%
France	11.0%
Japan	10.4%
Spain	9.9%
United Kingdom	9.4%
Short-Term Instruments‡	8.5%
Brazil	8.0%
Italy	7.9%
Other	19.6%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	4.93%	9.08%	7.46%	6.66%	7.74%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class P	4.88%	8.97%	7.35%	6.56%	7.64%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class	4.80%	8.81%	7.20%	6.39%	7.48%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	4.72%	8.65%	7.04%	6.22%	7.28%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A	4.72%	8.64%	7.02%	6.20%	7.27%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	0.79%	4.57%	6.20%	5.80%	7.08%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B	4.33%	7.84%	6.22%	5.65%	7.02%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	0.83%	4.34%	6.14%	5.65%	7.02%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C	4.33%	7.84%	6.22%	5.41%	6.47%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	3.33%	6.84%	6.22%	5.41%	6.47%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	4.59%	8.38%	6.75%	5.93%	7.00%
JPMorgan GBI Global ex-US Index Hedged in USD	4.05%	7.01%	4.25%	4.71%	6.36%	**
Lipper International Income Funds Average	-0.02%	2.68%	3.14%	4.91%	5.90%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/1992.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.52% for the Institutional Class shares, 0.62% for Class P shares, 0.77% for Administrative Class shares, 0.92% for Class D shares, 0.92% for Class A shares, 1.67% for Class B shares, 1.67% for Class C shares, and 1.17% for Class R shares.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

»

Portfolios managed to U.S. dollar-hedged benchmarks are hedged to the U.S. dollar. On a total return basis, portfolios that were hedged to the U.S. dollar outperformed unhedged portfolios over the reporting period, as the U.S. dollar outperformed against the basket of foreign currencies in the portfolios.

»	Short exposure to the euro contributed to performance as the currency depreciated relative to the U.S. dollar over the reporting period.

»	Short exposure to the Japanese yen contributed to performance as the currency depreciated relative to the U.S. dollar over the reporting period.

»	An overweight to the sovereign debt of Spain and Italy contributed to relative performance as Spanish and Italian sovereign spreads over German Bunds tightened over the reporting period.

»

An underweight to duration (or sensitivity to changes in market interest rates) in core Eurozone countries detracted from relative performance as interest rates fell in these countries over the reporting period.

»	An underweight duration in the U.K. detracted from relative performance as interest rates fell in the U.K. over the reporting period.

»	Long positions in the Brazilian real, Malaysian ringgit, and Indian rupee detracted from performance as these currencies depreciated versus the U.S. dollar over the reporting period.

12	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Global Advantage® Strategy Bond Fund

Institutional Class - PSAIX	Class A - PGSAX
Class P - PGBPX	Class C - PAFCX
Class D - PGSDX	Class R - PSBRX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

United States	21.9%
Spain	15.3%
United Kingdom	13.5%
Short-Term Instruments‡	5.8%
Italy	5.2%
Other	38.3%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	Fund Inception (02/05/09)
PIMCO Global Advantage® Strategy Bond Fund Institutional Class	-0.65%	1.79%	3.81%	6.01%
PIMCO Global Advantage® Strategy Bond Fund Class P	-0.70%	1.69%	3.71%	5.91%
PIMCO Global Advantage® Strategy Bond Fund Class D	-0.85%	1.38%	3.40%	5.60%
PIMCO Global Advantage® Strategy Bond Fund Class A	-0.85%	1.38%	3.40%	5.59%
PIMCO Global Advantage® Strategy Bond Fund Class A (adjusted)	-4.58%	-2.44%	2.62%	4.88%
PIMCO Global Advantage® Strategy Bond Fund Class C	-1.22%	0.63%	2.63%	4.80%
PIMCO Global Advantage® Strategy Bond Fund Class C (adjusted)	-2.20%	-0.36%	2.63%	4.80%
PIMCO Global Advantage® Strategy Bond Fund Class R	-0.97%	1.13%	3.15%	5.33%
Barclays U.S. Aggregate Index	2.21%	3.96%	4.12%	4.85%
PIMCO Global Advantage Bond Index® (GLADI) (NY Close)	-1.01%	0.84%	3.42%	5.82%
Lipper Global Income Funds Average	0.71%	3.76%	4.13%	6.44%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.70% for the Institutional Class shares, 0.80% for Class P shares, 1.10% for Class D shares, 1.10% for Class A shares, 1.85% for Class C shares, and 1.35% for Class R shares.

Portfolio Insights

»

The PIMCO Global Advantage® Strategy Bond Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

Yield curve positioning in core Eurozone countries, comprised of an overweight to the intermediate-range and an underweight to the long-end of the yield curve, contributed to relative performance as intermediate-maturity yields outperformed long-maturity yields.

»	An underweight to the euro and the Japanese yen contributed to relative performance as these currencies depreciated relative to the U.S. dollar over the reporting period.

»

An overweight to local duration (or sensitivity to changes in market interest rates) in Brazil and Mexico contributed to relative performance as sovereign yields fell in these countries over the reporting period.

»	An overweight to U.S. inflation-protected securities detracted from relative performance as breakeven inflation rates fell in the U.S. over the reporting period.

»	An overweight to the Brazilian real and Indian rupee detracted from relative performance as these currencies depreciated versus the U.S. dollar over the reporting period.

»	An underweight to duration in the U.K. and Japan detracted from relative performance as interest rates fell in these countries over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	13

PIMCO Global Bond Fund (Unhedged)

Institutional Class - PIGLX	Administrative Class - PADMX
Class P - PGOPX	Class D - PGBDX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

United States	30.0%
Italy	11.5%
Spain	9.0%
France	8.0%
Brazil	6.7%
United Kingdom	6.7%
Short-Term Instruments‡	6.4%
Other	21.7%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/23/93)
PIMCO Global Bond Fund (Unhedged) Institutional Class	0.06%	2.73%	4.91%	5.56%	6.58%
PIMCO Global Bond Fund (Unhedged) Class P	0.01%	2.62%	4.81%	5.46%	6.48%
PIMCO Global Bond Fund (Unhedged) Administrative Class	-0.07%	2.47%	4.65%	5.30%	6.33%
PIMCO Global Bond Fund (Unhedged) Class D	-0.14%	2.32%	4.49%	5.15%	6.17%
JPMorgan GBI Global FX NY Index Unhedged in USD	-1.01%	0.38%	1.93%	4.26%	5.46%
Lipper Global Income Funds Average	0.71%	3.76%	4.13%	4.62%	5.49%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/1993.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.56% for the Institutional Class shares, 0.66% for Class P shares, 0.81% for Administrative Class shares, and 0.96% for Class D shares.

Portfolio Insights

»

The PIMCO Global Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An underweight to the euro and Japanese yen contributed to relative performance as these currencies depreciated relative to the U.S. dollar over the reporting period.

»	An overweight to the sovereign debt of Spain and Italy contributed to relative performance as Spanish and Italian sovereign spreads over German Bunds tightened over the reporting period.

»

An underweight to duration (or sensitivity to changes in market interest rates) in core Eurozone countries detracted from relative performance as interest rates fell in these countries over the reporting period.

»	An underweight to duration in the U.K. detracted from relative performance as interest rates fell in the U.K. over the reporting period.

»	Long positions in the Brazilian real, Malaysian ringgit, and Indian rupee detracted from performance as these currencies depreciated versus the U.S. dollar over the reporting period.

14	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class - PGBIX	Class A - PAIIX
Class P - PGNPX	Class B - PBIIX
Administrative Class - PGDAX	Class C - PCIIX

Cumulative Returns Through September 30, 2014

Allocation Breakdown†

United States	25.2%
Short-Term Instruments‡	10.3%
France	9.0%
United Kingdom	8.8%
Spain	8.2%
Japan	8.1%
Italy	6.8%
Brazil	6.5%
Other	17.1%
†	% of Investments, at value as of 09/30/14

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/02/95)
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	4.03%	7.47%	6.68%	5.97%	6.97%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class P	3.98%	7.36%	6.57%	5.87%	6.86%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Administrative Class	3.90%	7.20%	6.42%	5.73%	6.70%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A	3.85%	7.09%	6.29%	5.57%	6.56%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	-0.05%	3.08%	5.48%	5.17%	6.34%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B	3.46%	6.30%	5.50%	5.02%	6.26%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	-0.04%	2.80%	5.42%	5.02%	6.26%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C	3.46%	6.30%	5.50%	4.79%	5.76%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	2.46%	5.30%	5.50%	4.79%	5.76%
JPMorgan GBI Global Index Hedged in USD	3.31%	5.45%	3.89%	4.54%	5.84%
Lipper Global Income Funds Average	0.71%	3.76%	4.13%	4.62%	5.56%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 09/30/1995.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.56% for the Institutional Class shares, 0.66% for Class P shares, 0.81% for Administrative Class shares, 0.91% for Class A shares, 1.66% for Class B shares, and 1.66% for Class C shares.

Portfolio Insights

»

The PIMCO Global Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries.

»

Portfolios managed to U.S. dollar-hedged benchmarks are hedged to the U.S. dollar. On a total return basis, portfolios that were hedged to the U.S. dollar outperformed unhedged portfolios over the reporting period, as the U.S. dollar outperformed against the basket of foreign currencies in the portfolios.

»	Short exposure to the euro contributed to performance as the currency depreciated relative to the U.S. dollar over the reporting period.

»	Short exposure to the Japanese yen contributed to performance as the currency depreciated relative to the U.S. dollar over the reporting period.

»	An overweight to the sovereign debt of Spain and Italy contributed to relative performance as Spanish and Italian sovereign spreads over German Bunds tightened over the reporting period.

»

An underweight to duration (or sensitivity to changes in market interest rates) in core Eurozone countries detracted from relative performance as interest rates fell in these countries over the reporting period.

»	An underweight to duration in the U.K. detracted from relative performance as interest rates fell in the U.K. over the reporting period.

»	Long positions in the Brazilian real, Malaysian ringgit, and Indian rupee detracted from performance as these currencies depreciated versus the U.S. dollar over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	15

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2014 to September 30, 2014 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Emerging Local Bond Fund
Institutional Class	$1,000.00	$989.60	$4.49	$1,000.00	$1,020.56	$4.56	0.90%
Class P	1,000.00	989.10	4.99	1,000.00	1,020.05	5.06	1.00
Administrative Class	1,000.00	988.30	5.73	1,000.00	1,019.30	5.82	1.15
Class D	1,000.00	987.10	6.72	1,000.00	1,018.30	6.83	1.35
Class A	1,000.00	987.30	6.73	1,000.00	1,018.30	6.83	1.35
Class C	1,000.00	983.60	10.44	1,000.00	1,014.54	10.61	2.10
PIMCO Emerging Markets Bond Fund
Institutional Class	$1,000.00	$1,032.60	$4.23	$1,000.00	$1,020.91	$4.20	0.83%
Class P	1,000.00	1,032.10	4.74	1,000.00	1,020.41	4.71	0.93
Administrative Class	1,000.00	1,031.30	5.50	1,000.00	1,019.65	5.47	1.08
Class D	1,000.00	1,030.40	6.36	1,000.00	1,018.80	6.33	1.25
Class A	1,000.00	1,030.40	6.36	1,000.00	1,018.80	6.33	1.25
Class B	1,000.00	1,026.50	10.16	1,000.00	1,015.04	10.10	2.00
Class C	1,000.00	1,026.60	10.16	1,000.00	1,015.04	10.10	2.00

16	PIMCO INTERNATIONAL BOND FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Emerging Markets Corporate Bond Fund
Institutional Class	$1,000.00	$1,034.20	$5.86	$1,000.00	$1,019.30	$5.82	1.15%
Class P	1,000.00	1,033.70	6.37	1,000.00	1,018.80	6.33	1.25
Class D	1,000.00	1,032.10	7.90	1,000.00	1,017.30	7.84	1.55
Class A	1,000.00	1,032.10	7.90	1,000.00	1,017.30	7.84	1.55
Class C	1,000.00	1,028.30	11.69	1,000.00	1,013.54	11.61	2.30
PIMCO Emerging Markets Currency Fund
Institutional Class	$1,000.00	$984.60	$4.23	$1,000.00	$1,020.81	$4.31	0.85%
Class P	1,000.00	984.10	4.73	1,000.00	1,020.31	4.81	0.95
Administrative Class	1,000.00	983.30	5.47	1,000.00	1,019.55	5.57	1.10
Class D	1,000.00	982.60	6.21	1,000.00	1,018.80	6.33	1.25
Class A	1,000.00	982.60	6.21	1,000.00	1,018.80	6.33	1.25
Class C	1,000.00	978.90	9.92	1,000.00	1,015.04	10.10	2.00
PIMCO Emerging Markets Full Spectrum Bond Fund
Institutional Class	$1,000.00	$1,010.20	$0.25	$1,000.00	$1,024.82	$0.25	0.05%
Class P	1,000.00	1,009.70	0.76	1,000.00	1,024.32	0.76	0.15
Class D	1,000.00	1,008.10	2.27	1,000.00	1,022.81	2.28	0.45
Class A	1,000.00	1,008.10	2.27	1,000.00	1,022.81	2.28	0.45
Class C	1,000.00	1,004.30	6.03	1,000.00	1,019.05	6.07	1.20
PIMCO Foreign Bond Fund (Unhedged)
Institutional Class	$1,000.00	$997.70	$2.60	$1,000.00	$1,022.46	$2.64	0.52%
Class P	1,000.00	997.20	3.10	1,000.00	1,021.96	3.14	0.62
Administrative Class	1,000.00	996.50	3.85	1,000.00	1,021.21	3.90	0.77
Class D	1,000.00	995.70	4.60	1,000.00	1,020.46	4.66	0.92
Class A	1,000.00	995.70	4.60	1,000.00	1,020.46	4.66	0.92
Class C	1,000.00	992.00	8.34	1,000.00	1,016.70	8.44	1.67
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$1,049.30	$2.67	$1,000.00	$1,022.46	$2.64	0.52%
Class P	1,000.00	1,048.80	3.18	1,000.00	1,021.96	3.14	0.62
Administrative Class	1,000.00	1,048.00	3.95	1,000.00	1,021.21	3.90	0.77
Class D	1,000.00	1,047.20	4.72	1,000.00	1,020.46	4.66	0.92
Class A	1,000.00	1,047.20	4.72	1,000.00	1,020.46	4.66	0.92
Class B	1,000.00	1,043.30	8.55	1,000.00	1,016.70	8.44	1.67
Class C	1,000.00	1,043.30	8.55	1,000.00	1,016.70	8.44	1.67
Class R	1,000.00	1,045.90	6.00	1,000.00	1,019.20	5.92	1.17
PIMCO Global Advantage® Strategy Bond Fund
Institutional Class	$1,000.00	$993.50	$3.55	$1,000.00	$1,021.51	$3.60	0.71%
Class P	1,000.00	993.00	4.05	1,000.00	1,021.01	4.10	0.81
Class D	1,000.00	991.50	5.54	1,000.00	1,019.50	5.62	1.11
Class A	1,000.00	991.50	5.54	1,000.00	1,019.50	5.62	1.11
Class C	1,000.00	987.80	9.27	1,000.00	1,015.74	9.40	1.86
Class R	1,000.00	990.30	6.79	1,000.00	1,018.25	6.88	1.36
PIMCO Global Bond Fund (Unhedged)
Institutional Class	$1,000.00	$1,000.60	$2.86	$1,000.00	$1,022.21	$2.89	0.57%
Class P	1,000.00	1,000.10	3.36	1,000.00	1,021.71	3.40	0.67
Administrative Class	1,000.00	999.30	4.11	1,000.00	1,020.96	4.15	0.82
Class D	1,000.00	998.60	4.86	1,000.00	1,020.21	4.91	0.97

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	17

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$1,040.30	$2.86	$1,000.00	$1,022.26	$2.84	0.56%
Class P	1,000.00	1,039.80	3.37	1,000.00	1,021.76	3.35	0.66
Administrative Class	1,000.00	1,039.00	4.14	1,000.00	1,021.01	4.10	0.81
Class A	1,000.00	1,038.50	4.65	1,000.00	1,020.51	4.61	0.91
Class B	1,000.00	1,034.60	8.47	1,000.00	1,016.75	8.39	1.66
Class C	1,000.00	1,034.60	8.47	1,000.00	1,016.75	8.39	1.66

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

18	PIMCO INTERNATIONAL BOND FUNDS

Benchmark Descriptions

Index	Description

50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified	The Fund’s benchmark index is a blend of 50% JPMorgan Global Bond Index Emerging Markets- Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified. The JPMorgan Global Bond Index Emerging Markets—Global Diversified is a uniquely-weighted version of the Emerging Markets Bond Index Global. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. JPMorgan Corporate Emerging Market Bond Index Diversified tracks total returns of US dollar-denominated debt instruments issued by corporate entities in Emerging Markets countries. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	The JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index. For periods prior to May 2010, the JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) contains back-tested index data which re-calculates the index return using bid-side FX Spot, Forwards, and LIBOR rates.

JPMorgan Emerging Markets Bond Index (EMBI) Global	JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global FX NY Index Unhedged in USD	JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global Index Hedged in USD	JPMorgan GBI Global Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index.

PIMCO Global Advantage Bond Index® (GLADI) (NY Close)	PIMCO Global Advantage Bond Index® (GLADI) (NY Close) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	19

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Emerging Local Bond Fund
Institutional Class
04/01/2014 - 09/30/2014+	$9.39	$0.22	$(0.31)	$(0.09)	$(0.24)	$0.00	$0.00	$(0.24)
03/31/2014	10.84	0.42	(1.41)	(0.99)	(0.27)	0.00	(0.19)	(0.46)
03/31/2013	10.75	0.46	0.26	0.72	(0.63)	0.00	0.00	(0.63)
03/31/2012	10.72	0.49	0.06	0.55	(0.52)	0.00	0.00	(0.52)
03/31/2011	10.38	0.52	0.61	1.13	(0.79)	0.00	0.00	(0.79)
03/31/2010	7.77	0.56	2.68	3.24	(0.63)	0.00	0.00	(0.63)
Class P
04/01/2014 - 09/30/2014+	9.39	0.22	(0.31)	(0.09)	(0.24)	0.00	0.00	(0.24)
03/31/2014	10.84	0.42	(1.42)	(1.00)	(0.26)	0.00	(0.19)	(0.45)
03/31/2013	10.75	0.45	0.26	0.71	(0.62)	0.00	0.00	(0.62)
03/31/2012	10.72	0.48	0.06	0.54	(0.51)	0.00	0.00	(0.51)
03/31/2011	10.38	0.51	0.61	1.12	(0.78)	0.00	0.00	(0.78)
03/31/2010	7.77	0.54	2.70	3.24	(0.63)	0.00	0.00	(0.63)
Administrative Class
04/01/2014 - 09/30/2014+	9.39	0.21	(0.31)	(0.10)	(0.23)	0.00	0.00	(0.23)
03/31/2014	10.84	0.40	(1.42)	(1.02)	(0.24)	0.00	(0.19)	(0.43)
03/31/2013	10.75	0.43	0.27	0.70	(0.61)	0.00	0.00	(0.61)
03/31/2012	10.72	0.50	0.02	0.52	(0.49)	0.00	0.00	(0.49)
03/31/2011	10.38	0.50	0.61	1.11	(0.77)	0.00	0.00	(0.77)
03/31/2010	7.77	0.52	2.70	3.22	(0.61)	0.00	0.00	(0.61)
Class D
04/01/2014 - 09/30/2014+	9.39	0.20	(0.31)	(0.11)	(0.22)	0.00	0.00	(0.22)
03/31/2014	10.84	0.38	(1.42)	(1.04)	(0.22)	0.00	(0.19)	(0.41)
03/31/2013	10.75	0.41	0.27	0.68	(0.59)	0.00	0.00	(0.59)
03/31/2012	10.72	0.45	0.05	0.50	(0.47)	0.00	0.00	(0.47)
03/31/2011	10.38	0.48	0.60	1.08	(0.74)	0.00	0.00	(0.74)
03/31/2010	7.77	0.51	2.69	3.20	(0.59)	0.00	0.00	(0.59)
Class A
04/01/2014 - 09/30/2014+	9.39	0.20	(0.31)	(0.11)	(0.22)	0.00	0.00	(0.22)
03/31/2014	10.84	0.38	(1.42)	(1.04)	(0.22)	0.00	(0.19)	(0.41)
03/31/2013	10.75	0.41	0.27	0.68	(0.59)	0.00	0.00	(0.59)
03/31/2012	10.72	0.45	0.05	0.50	(0.47)	0.00	0.00	(0.47)
03/31/2011	10.38	0.47	0.61	1.08	(0.74)	0.00	0.00	(0.74)
03/31/2010	7.77	0.50	2.70	3.20	(0.59)	0.00	0.00	(0.59)
Class C
04/01/2014 - 09/30/2014+	9.39	0.17	(0.32)	(0.15)	(0.18)	0.00	0.00	(0.18)
03/31/2014	10.84	0.31	(1.42)	(1.11)	(0.15)	0.00	(0.19)	(0.34)
03/31/2013	10.75	0.33	0.26	0.59	(0.50)	0.00	0.00	(0.50)
03/31/2012	10.72	0.36	0.06	0.42	(0.39)	0.00	0.00	(0.39)
03/31/2011	10.38	0.39	0.62	1.01	(0.67)	0.00	0.00	(0.67)
03/31/2010	7.77	0.43	2.70	3.13	(0.52)	0.00	0.00	(0.52)

PIMCO Emerging Markets Bond Fund
Institutional Class
04/01/2014 - 09/30/2014+	$10.83	$0.26	$0.10	$0.36	$(0.29)	$0.00	$0.00	$(0.29)
03/31/2014	12.20	0.52	(0.91)	(0.39)	(0.57)	(0.41)	0.00	(0.98)
03/31/2013	11.67	0.52	0.64	1.16	(0.62)	(0.01)	0.00	(0.63)
03/31/2012	11.09	0.49	0.64	1.13	(0.55)	0.00	0.00	(0.55)
03/31/2011	10.64	0.52	0.49	1.01	(0.56)	0.00	0.00	(0.56)
03/31/2010	8.55	0.55	2.14	2.69	(0.12)	0.00	(0.48)	(0.60)
Class P
04/01/2014 - 09/30/2014+	10.83	0.25	0.10	0.35	(0.28)	0.00	0.00	(0.28)
03/31/2014	12.20	0.52	(0.92)	(0.40)	(0.56)	(0.41)	0.00	(0.97)
03/31/2013	11.67	0.51	0.64	1.15	(0.61)	(0.01)	0.00	(0.62)
03/31/2012	11.09	0.48	0.64	1.12	(0.54)	0.00	0.00	(0.54)
03/31/2011	10.64	0.51	0.49	1.00	(0.55)	0.00	0.00	(0.55)
03/31/2010	8.55	0.53	2.15	2.68	(0.10)	0.00	(0.49)	(0.59)

Please see footnotes on page 34.

20	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$9.06	(1.04)%	$10,009,108	0.90	%*	0.90	%*	0.90	%*	0.90	%*	4.67	%*	26%
9.39	(9.20)	9,438,546	0.90		0.90		0.90		0.90		4.32		37
10.84	6.91	12,155,271	0.90		0.90		0.90		0.90		4.29		47
10.75	5.27	9,439,420	0.90		0.90		0.90		0.90		4.56		22
10.72	11.26	4,184,389	0.90		0.90		0.90		0.90		4.95		24
10.38	42.71	1,950,140	0.92	(b)	0.92	(b)	0.92	(b)	0.92	(b)	5.85		174

9.06	(1.09)	353,983	1.00	*	1.00	*	1.00	*	1.00	*	4.58	*	26
9.39	(9.29)	404,390	1.00		1.00		1.00		1.00		4.20		37
10.84	6.81	1,171,328	1.00		1.00		1.00		1.00		4.19		47
10.75	5.16	1,301,738	1.00		1.00		1.00		1.00		4.52		22
10.72	11.14	983,357	1.00		1.00		1.00		1.00		4.78		24
10.38	42.65	70,278	1.02	(c)	1.02	(c)	1.02	(c)	1.02	(c)	5.41		174

9.06	(1.17)	38,413	1.15	*	1.15	*	1.15	*	1.15	*	4.43	*	26
9.39	(9.42)	39,997	1.15		1.15		1.15		1.15		4.07		37
10.84	6.64	46,695	1.15		1.15		1.15		1.15		4.03		47
10.75	5.00	41,861	1.15		1.15		1.15		1.15		4.58		22
10.72	10.97	196,741	1.15		1.15		1.15		1.15		4.73		24
10.38	42.38	252,079	1.17	(b)	1.17	(b)	1.17	(b)	1.17	(b)	5.16		174

9.06	(1.29)	113,152	1.35	*	1.35	*	1.35	*	1.35	*	4.23	*	26
9.39	(9.61)	717,346	1.35		1.35		1.35		1.35		3.87		37
10.84	6.43	874,837	1.35		1.35		1.35		1.35		3.84		47
10.75	4.80	825,865	1.35		1.35		1.35		1.35		4.20		22
10.72	10.75	875,805	1.35		1.35		1.35		1.35		4.50		24
10.38	42.12	507,104	1.35		1.35		1.35		1.35		5.09		174

9.06	(1.27)	143,922	1.35	*	1.35	*	1.35	*	1.35	*	4.23	*	26
9.39	(9.61)	208,199	1.35		1.35		1.35		1.35		3.86		37
10.84	6.43	545,392	1.35		1.35		1.35		1.35		3.83		47
10.75	4.80	479,684	1.35		1.35		1.35		1.35		4.18		22
10.72	10.75	499,070	1.35		1.35		1.35		1.35		4.44		24
10.38	42.10	147,882	1.35		1.35		1.35		1.35		5.10		174

9.06	(1.64)	68,027	2.10	*	2.10	*	2.10	*	2.10	*	3.48	*	26
9.39	(10.29)	84,128	2.10		2.10		2.10		2.10		3.11		37
10.84	5.64	188,875	2.10		2.10		2.10		2.10		3.09		47
10.75	4.02	194,451	2.10		2.10		2.10		2.10		3.38		22
10.72	9.93	125,891	2.10		2.10		2.10		2.10		3.68		24
10.38	41.05	30,804	2.10		2.10		2.10		2.10		4.44		174

$10.90	3.26%	$3,569,465	0.83	%*	0.83	%*	0.83	%*	0.83	%*	4.61	%*	13%
10.83	(3.04)	4,903,275	0.83		0.83		0.83		0.83		4.65		28
12.20	10.10	5,678,069	0.83		0.83		0.83		0.83		4.32		38
11.67	10.47	4,848,393	0.83		0.83		0.83		0.83		4.34		12
11.09	9.68	2,328,606	0.83		0.83		0.83		0.83		4.75		100
10.64	32.21	1,999,540	0.85	(d)	0.85	(d)	0.84	(d)	0.84	(d)	5.58		185

10.90	3.21	235,039	0.93	*	0.93	*	0.93	*	0.93	*	4.51	*	13
10.83	(3.14)	208,435	0.93		0.93		0.93		0.93		4.55		28
12.20	9.99	419,405	0.93		0.93		0.93		0.93		4.23		38
11.67	10.36	314,689	0.93		0.93		0.93		0.93		4.29		12
11.09	9.57	219,160	0.93		0.93		0.93		0.93		4.63		100
10.64	32.08	67,526	0.95	(e)	0.95	(e)	0.94	(e)	0.94	(e)	5.23		185

Please see footnotes on page 34.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Emerging Markets Bond Fund (Cont.)
Administrative Class
04/01/2014 - 09/30/2014+	$10.83	$0.24	$0.10	$0.34	$(0.27)	$0.00	$0.00	$(0.27)
03/31/2014	12.20	0.50	(0.92)	(0.42)	(0.54)	(0.41)	0.00	(0.95)
03/31/2013	11.67	0.50	0.63	1.13	(0.59)	(0.01)	0.00	(0.60)
03/31/2012	11.09	0.46	0.64	1.10	(0.52)	0.00	0.00	(0.52)
03/31/2011	10.64	0.49	0.50	0.99	(0.54)	0.00	0.00	(0.54)
03/31/2010	8.55	0.53	2.14	2.67	(0.10)	0.00	(0.48)	(0.58)
Class D
04/01/2014 - 09/30/2014+	10.83	0.23	0.10	0.33	(0.26)	0.00	0.00	(0.26)
03/31/2014	12.20	0.48	(0.92)	(0.44)	(0.52)	(0.41)	0.00	(0.93)
03/31/2013	11.67	0.47	0.64	1.11	(0.57)	(0.01)	0.00	(0.58)
03/31/2012	11.09	0.45	0.63	1.08	(0.50)	0.00	0.00	(0.50)
03/31/2011	10.64	0.48	0.49	0.97	(0.52)	0.00	0.00	(0.52)
03/31/2010	8.55	0.51	2.14	2.65	(0.08)	0.00	(0.48)	(0.56)
Class A
04/01/2014 - 09/30/2014+	10.83	0.23	0.10	0.33	(0.26)	0.00	0.00	(0.26)
03/31/2014	12.20	0.48	(0.92)	(0.44)	(0.52)	(0.41)	0.00	(0.93)
03/31/2013	11.67	0.48	0.63	1.11	(0.57)	(0.01)	0.00	(0.58)
03/31/2012	11.09	0.45	0.63	1.08	(0.50)	0.00	0.00	(0.50)
03/31/2011	10.64	0.48	0.49	0.97	(0.52)	0.00	0.00	(0.52)
03/31/2010	8.55	0.51	2.14	2.65	(0.08)	0.00	(0.48)	(0.56)
Class B
04/01/2014 - 09/30/2014+	10.83	0.19	0.10	0.29	(0.22)	0.00	0.00	(0.22)
03/31/2014	12.20	0.39	(0.91)	(0.52)	(0.44)	(0.41)	0.00	(0.85)
03/31/2013	11.67	0.38	0.64	1.02	(0.48)	(0.01)	0.00	(0.49)
03/31/2012	11.09	0.38	0.62	1.00	(0.42)	0.00	0.00	(0.42)
03/31/2011	10.64	0.39	0.49	0.88	(0.43)	0.00	0.00	(0.43)
03/31/2010	8.55	0.44	2.14	2.58	(0.01)	0.00	(0.48)	(0.49)
Class C
04/01/2014 - 09/30/2014+	10.83	0.19	0.10	0.29	(0.22)	0.00	0.00	(0.22)
03/31/2014	12.20	0.39	(0.91)	(0.52)	(0.44)	(0.41)	0.00	(0.85)
03/31/2013	11.67	0.38	0.64	1.02	(0.48)	(0.01)	0.00	(0.49)
03/31/2012	11.09	0.37	0.63	1.00	(0.42)	0.00	0.00	(0.42)
03/31/2011	10.64	0.40	0.48	0.88	(0.43)	0.00	0.00	(0.43)
03/31/2010	8.55	0.43	2.15	2.58	(0.01)	0.00	(0.48)	(0.49)

PIMCO Emerging Markets Corporate Bond Fund
Institutional Class
04/01/2014 - 09/30/2014+	$11.35	$0.24	$0.15	$0.39	$(0.25)	$0.00	$0.00	$(0.25)
03/31/2014	12.14	0.42	(0.58)	(0.16)	(0.40)	(0.20)	(0.03)	(0.63)
03/31/2013	11.36	0.45	0.86	1.31	(0.46)	(0.07)	0.00	(0.53)
03/31/2012	11.40	0.50	(0.01)	0.49	(0.50)	(0.03)	0.00	(0.53)
03/31/2011	11.29	0.53	0.38	0.91	(0.55)	(0.25)	0.00	(0.80)
07/01/2009 - 03/31/2010	10.00	0.48	1.33	1.81	(0.47)	(0.05)	0.00	(0.52)
Class P
04/01/2014 - 09/30/2014+	11.35	0.24	0.14	0.38	(0.24)	0.00	0.00	(0.24)
03/31/2014	12.14	0.40	(0.58)	(0.18)	(0.38)	(0.20)	(0.03)	(0.61)
03/31/2013	11.36	0.43	0.87	1.30	(0.45)	(0.07)	0.00	(0.52)
03/31/2012	11.40	0.50	(0.02)	0.48	(0.49)	(0.03)	0.00	(0.52)
10/15/2010 - 03/31/2011	11.85	0.24	(0.19)	0.05	(0.25)	(0.25)	0.00	(0.50)
Class D
04/01/2014 - 09/30/2014+	11.35	0.21	0.15	0.36	(0.22)	0.00	0.00	(0.22)
03/31/2014	12.14	0.37	(0.58)	(0.21)	(0.35)	(0.20)	(0.03)	(0.58)
03/31/2013	11.36	0.40	0.87	1.27	(0.42)	(0.07)	0.00	(0.49)
11/18/2011 - 03/31/2012	10.97	0.16	0.41	0.57	(0.15)	(0.03)	0.00	(0.18)

Please see footnotes on page 34.

22	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.90	3.13%	$10,898	1.08	%*	1.08	%*	1.08	%*	1.08	%*	4.35	%*	13%
10.83	(3.29)	12,079	1.08		1.08		1.08		1.08		4.38		28
12.20	9.83	31,702	1.08		1.08		1.08		1.08		4.09		38
11.67	10.19	21,939	1.08		1.08		1.08		1.08		4.11		12
11.09	9.41	22,944	1.08		1.08		1.08		1.08		4.44		100
10.64	31.88	14,172	1.10	(d)	1.10	(d)	1.09	(d)	1.09	(d)	5.30		185

10.90	3.04	251,083	1.25	*	1.25	*	1.25	*	1.25	*	4.19	*	13
10.83	(3.45)	285,514	1.25		1.25		1.25		1.25		4.22		28
12.20	9.64	495,087	1.25		1.25		1.25		1.25		3.91		38
11.67	10.01	409,412	1.25		1.25		1.25		1.25		3.99		12
11.09	9.22	354,029	1.25		1.25		1.25		1.25		4.31		100
10.64	31.67	233,530	1.26		1.26		1.25		1.25		5.10		185

10.90	3.04	293,011	1.25	*	1.25	*	1.25	*	1.25	*	4.20	*	13
10.83	(3.45)	375,097	1.25		1.25		1.25		1.25		4.23		28
12.20	9.64	701,218	1.25		1.25		1.25		1.25		3.91		38
11.67	10.01	560,949	1.25		1.25		1.25		1.25		3.98		12
11.09	9.22	478,131	1.25		1.25		1.25		1.25		4.33		100
10.64	31.67	342,986	1.26		1.26		1.25		1.25		5.13		185

10.90	2.65	624	2.00	*	2.00	*	2.00	*	2.00	*	3.45	*	13
10.83	(4.17)	1,399	2.00		2.00		2.00		2.00		3.46		28
12.20	8.82	4,536	2.00		2.00		2.00		2.00		3.11		38
11.67	9.18	9,279	2.00		2.00		2.00		2.00		3.36		12
11.09	8.41	23,863	2.00		2.00		2.00		2.00		3.58		100
10.64	30.70	40,277	2.01		2.01		2.00		2.00		4.43		185

10.90	2.66	124,252	2.00	*	2.00	*	2.00	*	2.00	*	3.44	*	13
10.83	(4.17)	136,114	2.00		2.00		2.00		2.00		3.48		28
12.20	8.83	235,760	2.00		2.00		2.00		2.00		3.15		38
11.67	9.19	202,486	2.00		2.00		2.00		2.00		3.24		12
11.09	8.41	178,383	2.00		2.00		2.00		2.00		3.58		100
10.64	30.69	131,421	2.01		2.01		2.00		2.00		4.35		185

$11.49	3.42%	$893,374	1.15	%*	1.15	%*	1.15	%*	1.15	%*	4.07	%*	55%
11.35	(1.30)	1,373,245	1.15		1.15		1.15		1.15		3.66		126
12.14	11.73	989,144	1.17	(f)	1.17	(f)	1.17	(f)	1.17	(f)	3.72		105
11.36	4.48	368,331	1.25		1.25		1.25		1.25		4.45		85
11.40	8.29	338,331	1.25		1.25		1.25		1.25		4.65		135
11.29	18.50	162,653	1.25	*	1.40	*	1.25	*	1.40	*	5.80	*	119

11.49	3.37	2,284	1.25	*	1.25	*	1.25	*	1.25	*	4.08	*	55
11.35	(1.40)	626	1.25		1.25		1.25		1.25		3.41		126
12.14	11.62	222,082	1.27	(f)	1.27	(f)	1.27	(f)	1.27	(f)	3.61		105
11.36	4.38	10,570	1.35		1.35		1.35		1.35		4.41		85
11.40	0.50	13,611	1.35	*	1.35	*	1.35	*	1.35	*	4.71	*	135

11.49	3.21	592	1.55	*	1.55	*	1.55	*	1.55	*	3.70	*	55
11.35	(1.69)	781	1.55		1.55		1.55		1.55		3.21		126
12.14	11.28	1,223	1.57	(f)	1.57	(f)	1.57	(f)	1.57	(f)	3.28		105
11.36	5.19	16	1.65	*	1.65	*	1.65	*	1.65	*	4.05	*	85

Please see footnotes on page 34.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Emerging Markets Corporate Bond Fund (Cont.)
Class A
04/01/2014 - 09/30/2014+	$11.35	$0.21	$0.15	$0.36	$(0.22)	$0.00	$0.00	$(0.22)
03/31/2014	12.14	0.37	(0.58)	(0.21)	(0.35)	(0.20)	(0.03)	(0.58)
03/31/2013	11.36	0.40	0.87	1.27	(0.42)	(0.07)	0.00	(0.49)
11/18/2011 - 03/31/2012	10.97	0.17	0.40	0.57	(0.15)	(0.03)	0.00	(0.18)
Class C
04/01/2014 - 09/30/2014+	11.35	0.17	0.15	0.32	(0.18)	0.00	0.00	(0.18)
03/31/2014	12.14	0.28	(0.58)	(0.30)	(0.26)	(0.20)	(0.03)	(0.49)
03/31/2013	11.36	0.31	0.87	1.18	(0.33)	(0.07)	0.00	(0.40)
11/18/2011 - 03/31/2012	10.97	0.14	0.40	0.54	(0.12)	(0.03)	0.00	(0.15)

PIMCO Emerging Markets Currency Fund
Institutional Class
04/01/2014 - 09/30/2014+	$10.18	$0.10	$(0.25)	$(0.15)	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2014	10.55	0.14	(0.36)	(0.22)	(0.06)	0.00	(0.09)	(0.15)
03/31/2013	10.53	0.16	0.09	0.25	(0.23)	0.00	0.00	(0.23)
03/31/2012	10.88	0.16	(0.35)	(0.19)	(0.16)	0.00	0.00	(0.16)
03/31/2011	10.24	0.20	0.64	0.84	(0.20)	0.00	0.00	(0.20)
03/31/2010	8.07	0.23	2.17	2.40	(0.15)	0.00	(0.08)	(0.23)
Class P
04/01/2014 - 09/30/2014+	10.18	0.10	(0.26)	(0.16)	(0.10)	0.00	0.00	(0.10)
03/31/2014	10.55	0.13	(0.37)	(0.24)	(0.05)	0.00	(0.08)	(0.13)
03/31/2013	10.53	0.15	0.09	0.24	(0.22)	0.00	0.00	(0.22)
03/31/2012	10.88	0.15	(0.35)	(0.20)	(0.15)	0.00	0.00	(0.15)
03/31/2011	10.24	0.19	0.64	0.83	(0.19)	0.00	0.00	(0.19)
03/31/2010	8.07	0.21	2.18	2.39	(0.14)	0.00	(0.08)	(0.22)
Administrative Class
04/01/2014 - 09/30/2014+	10.18	0.09	(0.26)	(0.17)	(0.09)	0.00	0.00	(0.09)
03/31/2014	10.55	0.12	(0.37)	(0.25)	(0.05)	0.00	(0.07)	(0.12)
03/31/2013	10.53	0.12	0.10	0.22	(0.20)	0.00	0.00	(0.20)
03/31/2012	10.88	0.14	(0.35)	(0.21)	(0.14)	0.00	0.00	(0.14)
03/31/2011	10.24	0.18	0.64	0.82	(0.18)	0.00	0.00	(0.18)
03/31/2010	8.07	0.20	2.18	2.38	(0.13)	0.00	(0.08)	(0.21)
Class D
04/01/2014 - 09/30/2014+	10.18	0.08	(0.26)	(0.18)	(0.08)	0.00	0.00	(0.08)
03/31/2014	10.55	0.10	(0.37)	(0.27)	(0.04)	0.00	(0.06)	(0.10)
03/31/2013	10.53	0.12	0.09	0.21	(0.19)	0.00	0.00	(0.19)
03/31/2012	10.88	0.12	(0.35)	(0.23)	(0.12)	0.00	0.00	(0.12)
03/31/2011	10.24	0.16	0.64	0.80	(0.16)	0.00	0.00	(0.16)
03/31/2010	8.07	0.19	2.17	2.36	(0.11)	0.00	(0.08)	(0.19)
Class A
04/01/2014 - 09/30/2014+	10.18	0.08	(0.26)	(0.18)	(0.08)	0.00	0.00	(0.08)
03/31/2014	10.55	0.10	(0.37)	(0.27)	(0.04)	0.00	(0.06)	(0.10)
03/31/2013	10.53	0.12	0.09	0.21	(0.19)	0.00	0.00	(0.19)
03/31/2012	10.88	0.12	(0.35)	(0.23)	(0.12)	0.00	0.00	(0.12)
03/31/2011	10.24	0.16	0.64	0.80	(0.16)	0.00	0.00	(0.16)
03/31/2010	8.07	0.19	2.17	2.36	(0.11)	0.00	(0.08)	(0.19)
Class C
04/01/2014 - 09/30/2014+	10.18	0.04	(0.25)	(0.21)	(0.05)	0.00	0.00	(0.05)
03/31/2014	10.55	0.03	(0.37)	(0.34)	(0.01)	0.00	(0.02)	(0.03)
03/31/2013	10.53	0.04	0.09	0.13	(0.11)	0.00	0.00	(0.11)
03/31/2012	10.88	0.04	(0.35)	(0.31)	(0.04)	0.00	0.00	(0.04)
03/31/2011	10.24	0.08	0.65	0.73	(0.09)	0.00	0.00	(0.09)
03/31/2010	8.07	0.12	2.17	2.29	(0.04)	0.00	(0.08)	(0.12)

Please see footnotes on page 34.

24	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.49	3.21%	$1,861	1.55	%*	1.55	%*	1.55	%*	1.55	%*	3.65	%*	55%
11.35	(1.69)	3,837	1.55		1.55		1.55		1.55		3.23		126
12.14	11.32	13,739	1.57	(f)	1.57	(f)	1.57	(f)	1.57	(f)	3.32		105
11.36	5.19	113	1.65	*	1.65	*	1.65	*	1.65	*	4.06	*	85

11.49	2.83	649	2.30	*	2.30	*	2.30	*	2.30	*	2.95	*	55
11.35	(2.42)	854	2.30		2.30		2.30		2.30		2.45		126
12.14	10.44	1,698	2.32	(f)	2.32	(f)	2.32	(f)	2.32	(f)	2.53		105
11.36	4.90	31	2.40	*	2.40	*	2.40	*	2.40	*	3.35	*	85

$9.92	(1.54)%	$6,101,405	0.85	%*	0.85	%*	0.85	%*	0.85	%*	1.99	%*	42%
10.18	(2.12)	5,652,597	0.85		0.85		0.85		0.85		1.39		53
10.55	2.40	6,403,792	0.85		0.85		0.85		0.85		1.57		58
10.53	(1.73)	5,954,755	0.85		0.85		0.85		0.85		1.52		49
10.88	8.36	3,745,530	0.86		0.86		0.85		0.85		1.96		31
10.24	29.94	2,111,435	0.85		0.85		0.85		0.85		2.34		190

9.92	(1.59)	36,620	0.95	*	0.95	*	0.95	*	0.95	*	1.85	*	42
10.18	(2.22)	45,109	0.95		0.95		0.95		0.95		1.32		53
10.55	2.30	94,860	0.95		0.95		0.95		0.95		1.46		58
10.53	(1.83)	103,632	0.95		0.95		0.95		0.95		1.43		49
10.88	8.25	107,051	0.96		0.96		0.95		0.95		1.87		31
10.24	29.82	75,682	0.95		0.95		0.95		0.95		2.06		190

9.92	(1.67)	9,270	1.10	*	1.10	*	1.10	*	1.10	*	1.78	*	42
10.18	(2.37)	6,876	1.10		1.10		1.10		1.10		1.15		53
10.55	2.14	9,082	1.10		1.10		1.10		1.10		1.18		58
10.53	(1.98)	35,703	1.10		1.10		1.10		1.10		1.28		49
10.88	8.09	35,051	1.11		1.11		1.10		1.10		1.68		31
10.24	29.62	5,867	1.10		1.10		1.10		1.10		2.14		190

9.92	(1.74)	55,424	1.25	*	1.25	*	1.25	*	1.25	*	1.56	*	42
10.18	(2.52)	66,487	1.25		1.25		1.25		1.25		1.02		53
10.55	2.00	138,932	1.25		1.25		1.25		1.25		1.16		58
10.53	(2.13)	171,250	1.25		1.25		1.25		1.25		1.14		49
10.88	7.93	378,604	1.26		1.26		1.25		1.25		1.57		31
10.24	29.43	284,522	1.25		1.25		1.25		1.25		1.92		190

9.92	(1.74)	43,266	1.25	*	1.25	*	1.25	*	1.25	*	1.54	*	42
10.18	(2.51)	64,820	1.25		1.25		1.25		1.25		1.01		53
10.55	2.00	113,719	1.25		1.25		1.25		1.25		1.15		58
10.53	(2.12)	167,465	1.25		1.25		1.25		1.25		1.14		49
10.88	7.93	238,451	1.26		1.26		1.25		1.25		1.55		31
10.24	29.43	229,627	1.25		1.25		1.25		1.25		1.95		190

9.92	(2.11)	24,037	2.00	*	2.00	*	2.00	*	2.00	*	0.81	*	42
10.18	(3.24)	29,694	2.00		2.00		2.00		2.00		0.26		53
10.55	1.24	49,064	2.00		2.00		2.00		2.00		0.41		58
10.53	(2.86)	64,148	2.00		2.00		2.00		2.00		0.38		49
10.88	7.12	78,694	2.01		2.01		2.00		2.00		0.81		31
10.24	28.47	90,249	2.00		2.00		2.00		2.00		1.22		190

Please see footnotes on page 34.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains		Tax Basis Return of Capital	Total Distributions

PIMCO Emerging Markets Full Spectrum Bond Fund
Institutional Class
04/01/2014 - 09/30/2014+	$8.96	$0.22	$(0.12)	$0.10	$(0.22)	$0.00		$0.00	$(0.22)
03/31/2014	9.94	0.35	(0.91)	(0.56)	(0.42)	0.00	^	0.00	(0.42)
02/25/2013 - 03/31/2013	10.00	0.04	(0.06)	(0.02)	(0.04)	0.00		0.00	(0.04)
Class P
04/01/2014 - 09/30/2014+	8.96	0.21	(0.12)	0.09	(0.21)	0.00		0.00	(0.21)
03/31/2014	9.94	0.37	(0.94)	(0.57)	(0.41)	0.00	^	0.00	(0.41)
02/25/2013 - 03/31/2013	10.00	0.04	(0.06)	(0.02)	(0.04)	0.00		0.00	(0.04)
Class D
04/01/2014 - 09/30/2014+	8.96	0.19	(0.11)	0.08	(0.20)	0.00		0.00	(0.20)
03/31/2014	9.94	0.31	(0.91)	(0.60)	(0.38)	0.00	^	0.00	(0.38)
02/25/2013 - 03/31/2013	10.00	0.03	(0.06)	(0.03)	(0.03)	0.00		0.00	(0.03)
Class A
04/01/2014 - 09/30/2014+	8.96	0.20	(0.12)	0.08	(0.20)	0.00		0.00	(0.20)
03/31/2014	9.94	0.32	(0.92)	(0.60)	(0.38)	0.00	^	0.00	(0.38)
02/25/2013 - 03/31/2013	10.00	0.04	(0.06)	(0.02)	(0.04)	0.00		0.00	(0.04)
Class C
04/01/2014 - 09/30/2014+	8.96	0.16	(0.12)	0.04	(0.16)	0.00		0.00	(0.16)
03/31/2014	9.94	0.22	(0.88)	(0.66)	(0.32)	0.00	^	0.00	(0.32)
02/25/2013 - 03/31/2013	10.00	0.03	(0.06)	(0.03)	(0.03)	0.00		0.00	(0.03)

PIMCO Foreign Bond Fund (Unhedged)
Institutional Class
04/01/2014 - 09/30/2014+	$10.34	$0.16	$(0.18)	$(0.02)	$(0.14)	$0.00		$0.00	$(0.14)
03/31/2014	10.41	0.29	(0.10)	0.19	(0.15)	0.00		(0.11)	(0.26)
03/31/2013	10.87	0.30	(0.05)	0.25	(0.37)	(0.34)		0.00	(0.71)
03/31/2012	10.66	0.29	0.46	0.75	(0.54)	0.00		0.00	(0.54)
03/31/2011	9.99	0.27	1.09	1.36	(0.69)	0.00		0.00	(0.69)
03/31/2010	8.02	0.39	1.92	2.31	(0.34)	0.00		0.00	(0.34)
Class P
04/01/2014 - 09/30/2014+	10.34	0.15	(0.18)	(0.03)	(0.13)	0.00		0.00	(0.13)
03/31/2014	10.41	0.28	(0.10)	0.18	(0.14)	0.00		(0.11)	(0.25)
03/31/2013	10.87	0.28	(0.04)	0.24	(0.36)	(0.34)		0.00	(0.70)
03/31/2012	10.66	0.28	0.46	0.74	(0.53)	0.00		0.00	(0.53)
03/31/2011	9.99	0.26	1.09	1.35	(0.68)	0.00		0.00	(0.68)
03/31/2010	8.02	0.35	1.95	2.30	(0.33)	0.00		0.00	(0.33)
Administrative Class
04/01/2014 - 09/30/2014+	10.34	0.14	(0.17)	(0.03)	(0.13)	0.00		0.00	(0.13)
03/31/2014	10.41	0.27	(0.11)	0.16	(0.12)	0.00		(0.11)	(0.23)
03/31/2013	10.87	0.27	(0.04)	0.23	(0.35)	(0.34)		0.00	(0.69)
03/31/2012	10.66	0.26	0.46	0.72	(0.51)	0.00		0.00	(0.51)
03/31/2011	9.99	0.25	1.09	1.34	(0.67)	0.00		0.00	(0.67)
03/31/2010	8.02	0.42	1.86	2.28	(0.31)	0.00		0.00	(0.31)
Class D
04/01/2014 - 09/30/2014+	10.34	0.14	(0.18)	(0.04)	(0.12)	0.00		0.00	(0.12)
03/31/2014	10.41	0.25	(0.11)	0.14	(0.10)	0.00		(0.11)	(0.21)
03/31/2013	10.87	0.25	(0.04)	0.21	(0.33)	(0.34)		0.00	(0.67)
03/31/2012	10.66	0.25	0.45	0.70	(0.49)	0.00		0.00	(0.49)
03/31/2011	9.99	0.23	1.09	1.32	(0.65)	0.00		0.00	(0.65)
03/31/2010	8.02	0.34	1.93	2.27	(0.30)	0.00		0.00	(0.30)
Class A
04/01/2014 - 09/30/2014+	10.34	0.14	(0.18)	(0.04)	(0.12)	0.00		0.00	(0.12)
03/31/2014	10.41	0.25	(0.11)	0.14	(0.10)	0.00		(0.11)	(0.21)
03/31/2013	10.87	0.26	(0.05)	0.21	(0.33)	(0.34)		0.00	(0.67)
03/31/2012	10.66	0.24	0.46	0.70	(0.49)	0.00		0.00	(0.49)
03/31/2011	9.99	0.23	1.09	1.32	(0.65)	0.00		0.00	(0.65)
03/31/2010	8.02	0.34	1.93	2.27	(0.30)	0.00		0.00	(0.30)

Please see footnotes on page 34.

26	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$8.84	1.02%	$446,112	0.05	%*	0.99	%*	0.05	%*	0.99	%*	4.71	%*	8%
8.96	(5.59)	315,036	0.07		0.99		0.07		0.99		3.86		29
9.94	(0.21)	3,907	0.05	*	12.24	*	0.05	*	12.24	*	4.20	*	16

8.84	0.97	10,140	0.15	*	1.09	*	0.15	*	1.09	*	4.59	*	8
8.96	(5.69)	9,878	0.17		1.09		0.17		1.09		4.15		29
9.94	(0.22)	49	0.15	*	12.34	*	0.15	*	12.34	*	4.21	*	16

8.84	0.81	4,563	0.45	*	1.39	*	0.45	*	1.39	*	4.24	*	8
8.96	(5.96)	8,994	0.47		1.39		0.47		1.39		3.41		29
9.94	(0.25)	1,099	0.45	*	12.64	*	0.45	*	12.64	*	3.63	*	16

8.84	0.81	3,532	0.45	*	1.39	*	0.45	*	1.39	*	4.26	*	8
8.96	(5.97)	4,580	0.47		1.39		0.47		1.39		3.51		29
9.94	(0.25)	220	0.45	*	12.64	*	0.45	*	12.64	*	3.92	*	16

8.84	0.43	537	1.20	*	2.14	*	1.20	*	2.14	*	3.52	*	8
8.96	(6.66)	436	1.22		2.14		1.22		2.14		2.41		29
9.94	(0.31)	47	1.20	*	13.39	*	1.20	*	13.39	*	3.51	*	16

$10.18	(0.23)%	$1,589,055	0.52	%*	0.52	%*	0.50	%*	0.50	%*	2.96	%*	109%
10.34	1.86	1,503,661	0.52		0.52		0.50		0.50		2.86		187
10.41	2.08	3,738,584	0.53		0.53		0.50		0.50		2.70		424
10.87	7.06	3,471,189	0.50		0.50		0.50		0.50		2.61		486
10.66	13.85	2,258,636	0.50		0.50		0.50		0.50		2.58		427
9.99	29.02	1,680,425	0.51		0.51		0.50		0.50		4.00		485

10.18	(0.28)	109,144	0.62	*	0.62	*	0.60	*	0.60	*	2.89	*	109
10.34	1.76	101,674	0.62		0.62		0.60		0.60		2.80		187
10.41	1.98	182,025	0.63		0.63		0.60		0.60		2.58		424
10.87	6.95	150,685	0.60		0.60		0.60		0.60		2.50		486
10.66	13.74	79,175	0.60		0.60		0.60		0.60		2.48		427
9.99	28.90	56,617	0.61		0.61		0.60		0.60		3.48		485

10.18	(0.35)	17,304	0.77	*	0.77	*	0.75	*	0.75	*	2.73	*	109
10.34	1.61	16,727	0.77		0.77		0.75		0.75		2.67		187
10.41	1.86	20,550	0.78		0.78		0.75		0.75		2.46		424
10.87	6.79	17,150	0.75		0.75		0.75		0.75		2.37		486
10.66	13.57	17,151	0.75		0.75		0.75		0.75		2.34		427
9.99	28.69	25,250	0.80		0.80		0.75		0.75		4.83		485

10.18	(0.43)	570,438	0.92	*	0.92	*	0.90	*	0.90	*	2.58	*	109
10.34	1.45	572,446	0.92		0.92		0.90		0.90		2.51		187
10.41	1.67	772,164	0.93		0.93		0.90		0.90		2.30		424
10.87	6.63	625,799	0.90		0.90		0.90		0.90		2.22		486
10.66	13.40	457,517	0.90		0.90		0.90		0.90		2.18		427
9.99	28.51	309,151	0.91		0.91		0.90		0.90		3.45		485

10.18	(0.43)	181,232	0.92	*	0.92	*	0.90	*	0.90	*	2.59	*	109
10.34	1.46	209,289	0.92		0.92		0.90		0.90		2.51		187
10.41	1.67	335,706	0.93		0.93		0.90		0.90		2.32		424
10.87	6.63	422,001	0.90	(g)	0.90	(g)	0.90	(g)	0.90	(g)	2.21		486
10.66	13.34	359,522	0.95		0.95		0.95		0.95		2.13		427
9.99	28.45	281,286	0.96		0.96		0.95		0.95		3.52		485

Please see footnotes on page 34.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Foreign Bond Fund (Unhedged) (Cont.)
Class C
04/01/2014 - 09/30/2014+	$10.34	$0.10	$(0.18)	$(0.08)	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2014	10.41	0.18	(0.11)	0.07	(0.03)	0.00	(0.11)	(0.14)
03/31/2013	10.87	0.17	(0.05)	0.12	(0.24)	(0.34)	0.00	(0.58)
03/31/2012	10.66	0.16	0.46	0.62	(0.41)	0.00	0.00	(0.41)
03/31/2011	9.99	0.15	1.09	1.24	(0.57)	0.00	0.00	(0.57)
03/31/2010	8.02	0.27	1.92	2.19	(0.22)	0.00	0.00	(0.22)

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class
04/01/2014 - 09/30/2014+	$10.72	$0.15	$0.38	$0.53	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2014	10.90	0.28	(0.09)	0.19	(0.25)	(0.12)	0.00	(0.37)
03/31/2013	10.75	0.31	0.78	1.09	(0.48)	(0.46)	0.00	(0.94)
03/31/2012	10.38	0.30	0.61	0.91	(0.43)	(0.11)	0.00	(0.54)
03/31/2011	10.31	0.30	0.25	0.55	(0.19)	(0.21)	(0.08)	(0.48)
03/31/2010	9.05	0.45	1.56	2.01	(0.38)	(0.37)	0.00	(0.75)
Class P
04/01/2014 - 09/30/2014+	10.72	0.14	0.38	0.52	(0.13)	0.00	0.00	(0.13)
03/31/2014	10.90	0.27	(0.09)	0.18	(0.24)	(0.12)	0.00	(0.36)
03/31/2013	10.75	0.30	0.78	1.08	(0.47)	(0.46)	0.00	(0.93)
03/31/2012	10.38	0.29	0.61	0.90	(0.42)	(0.11)	0.00	(0.53)
03/31/2011	10.31	0.29	0.25	0.54	(0.18)	(0.21)	(0.08)	(0.47)
03/31/2010	9.05	0.42	1.58	2.00	(0.37)	(0.37)	0.00	(0.74)
Administrative Class
04/01/2014 - 09/30/2014+	10.72	0.13	0.38	0.51	(0.12)	0.00	0.00	(0.12)
03/31/2014	10.90	0.26	(0.09)	0.17	(0.23)	(0.12)	0.00	(0.35)
03/31/2013	10.75	0.29	0.77	1.06	(0.45)	(0.46)	0.00	(0.91)
03/31/2012	10.38	0.28	0.60	0.88	(0.40)	(0.11)	0.00	(0.51)
03/31/2011	10.31	0.27	0.25	0.52	(0.16)	(0.21)	(0.08)	(0.45)
03/31/2010	9.05	0.43	1.56	1.99	(0.36)	(0.37)	0.00	(0.73)
Class D
04/01/2014 - 09/30/2014+	10.72	0.12	0.38	0.50	(0.11)	0.00	0.00	(0.11)
03/31/2014	10.90	0.24	(0.09)	0.15	(0.21)	(0.12)	0.00	(0.33)
03/31/2013	10.75	0.26	0.78	1.04	(0.43)	(0.46)	0.00	(0.89)
03/31/2012	10.38	0.26	0.61	0.87	(0.39)	(0.11)	0.00	(0.50)
03/31/2011	10.31	0.25	0.26	0.51	(0.15)	(0.21)	(0.08)	(0.44)
03/31/2010	9.05	0.39	1.58	1.97	(0.34)	(0.37)	0.00	(0.71)
Class A
04/01/2014 - 09/30/2014+	10.72	0.12	0.38	0.50	(0.11)	0.00	0.00	(0.11)
03/31/2014	10.90	0.24	(0.09)	0.15	(0.21)	(0.12)	0.00	(0.33)
03/31/2013	10.75	0.26	0.78	1.04	(0.43)	(0.46)	0.00	(0.89)
03/31/2012	10.38	0.26	0.61	0.87	(0.39)	(0.11)	0.00	(0.50)
03/31/2011	10.31	0.25	0.25	0.50	(0.14)	(0.21)	(0.08)	(0.43)
03/31/2010	9.05	0.40	1.57	1.97	(0.34)	(0.37)	0.00	(0.71)
Class B
04/01/2014 - 09/30/2014+	10.72	0.08	0.38	0.46	(0.07)	0.00	0.00	(0.07)
03/31/2014	10.90	0.16	(0.09)	0.07	(0.13)	(0.12)	0.00	(0.25)
03/31/2013	10.75	0.19	0.77	0.96	(0.35)	(0.46)	0.00	(0.81)
03/31/2012	10.38	0.19	0.60	0.79	(0.31)	(0.11)	0.00	(0.42)
03/31/2011	10.31	0.17	0.25	0.42	(0.06)	(0.21)	(0.08)	(0.35)
03/31/2010	9.05	0.33	1.57	1.90	(0.27)	(0.37)	0.00	(0.64)

Please see footnotes on page 34.

28	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.18	(0.80)%	$49,540	1.67	%*	1.67	%*	1.65	%*	1.65	%*	1.84	%*	109%
10.34	0.70	55,472	1.67		1.67		1.65		1.65		1.76		187
10.41	0.92	88,316	1.68		1.68		1.65		1.65		1.56		424
10.87	5.83	97,963	1.65	(g)	1.65	(g)	1.65	(g)	1.65	(g)	1.46		486
10.66	12.50	88,187	1.70		1.70		1.70		1.70		1.39		427
9.99	27.50	83,050	1.71		1.71		1.70		1.70		2.81		485

$11.11	4.93%	$5,342,648	0.52	%*	0.52	%*	0.50	%*	0.50	%*	2.67	%*	116%
10.72	1.89	4,911,601	0.52		0.52		0.50		0.50		2.67		175
10.90	10.39	4,294,911	0.53		0.53		0.50		0.50		2.78		383
10.75	8.97	3,424,392	0.50		0.50		0.50		0.50		2.86		355
10.38	5.37	2,381,859	0.50		0.50		0.50		0.50		2.81		236
10.31	22.82	2,004,065	0.52		0.52		0.50		0.50		4.51		411

11.11	4.88	656,594	0.62	*	0.62	*	0.60	*	0.60	*	2.56	*	116
10.72	1.79	573,320	0.62		0.62		0.60		0.60		2.57		175
10.90	10.28	521,941	0.63		0.63		0.60		0.60		2.69		383
10.75	8.86	195,394	0.60		0.60		0.60		0.60		2.75		355
10.38	5.27	127,359	0.60		0.60		0.60		0.60		2.71		236
10.31	22.70	46,942	0.62		0.62		0.60		0.60		4.13		411

11.11	4.80	30,555	0.77	*	0.77	*	0.75	*	0.75	*	2.39	*	116
10.72	1.64	17,829	0.77		0.77		0.75		0.75		2.42		175
10.90	10.12	16,999	0.78		0.78		0.75		0.75		2.61		383
10.75	8.70	25,266	0.75		0.75		0.75		0.75		2.61		355
10.38	5.11	18,024	0.75		0.75		0.75		0.75		2.55		236
10.31	22.51	22,163	0.77		0.77		0.75		0.75		4.38		411

11.11	4.72	626,946	0.92	*	0.92	*	0.90	*	0.90	*	2.26	*	116
10.72	1.49	507,192	0.92		0.92		0.90		0.90		2.27		175
10.90	9.96	421,030	0.93		0.93		0.90		0.90		2.37		383
10.75	8.54	313,491	0.90		0.90		0.90		0.90		2.47		355
10.38	4.96	291,887	0.90		0.90		0.90		0.90		2.40		236
10.31	22.34	215,172	0.92		0.92		0.90		0.90		3.96		411

11.11	4.72	412,434	0.92	*	0.92	*	0.90	*	0.90	*	2.26	*	116
10.72	1.49	375,436	0.92		0.92		0.90		0.90		2.27		175
10.90	9.96	395,649	0.93		0.93		0.90		0.90		2.40		383
10.75	8.53	410,473	0.90	(g)	0.90	(g)	0.90	(g)	0.90	(g)	2.46		355
10.38	4.90	325,839	0.95		0.95		0.95		0.95		2.35		236
10.31	22.27	239,915	0.97		0.97		0.95		0.95		4.02		411

11.11	4.33	93	1.67	*	1.67	*	1.65	*	1.65	*	1.51	*	116
10.72	0.73	219	1.67		1.67		1.65		1.65		1.50		175
10.90	9.14	468	1.68		1.68		1.65		1.65		1.71		383
10.75	7.71	1,125	1.65	(g)	1.65	(g)	1.65	(g)	1.65	(g)	1.76		355
10.38	4.12	3,823	1.70		1.70		1.70		1.70		1.61		236
10.31	21.37	9,550	1.72		1.72		1.70		1.70		3.36		411

Please see footnotes on page 34.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)
Class C
04/01/2014 - 09/30/2014+	$10.72	$0.08	$0.38	$0.46	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2014	10.90	0.16	(0.09)	0.07	(0.13)	(0.12)	0.00	(0.25)
03/31/2013	10.75	0.18	0.78	0.96	(0.35)	(0.46)	0.00	(0.81)
03/31/2012	10.38	0.18	0.61	0.79	(0.31)	(0.11)	0.00	(0.42)
03/31/2011	10.31	0.17	0.25	0.42	(0.06)	(0.21)	(0.08)	(0.35)
03/31/2010	9.05	0.32	1.58	1.90	(0.27)	(0.37)	0.00	(0.64)
Class R
04/01/2014 - 09/30/2014+	10.72	0.11	0.38	0.49	(0.10)	0.00	0.00	(0.10)
03/31/2014	10.90	0.22	(0.10)	0.12	(0.18)	(0.12)	0.00	(0.30)
03/31/2013	10.75	0.23	0.79	1.02	(0.41)	(0.46)	0.00	(0.87)
03/31/2012	10.38	0.24	0.60	0.84	(0.36)	(0.11)	0.00	(0.47)
03/31/2011	10.31	0.22	0.26	0.48	(0.12)	(0.21)	(0.08)	(0.41)
03/31/2010	9.05	0.36	1.58	1.94	(0.31)	(0.37)	0.00	(0.68)

PIMCO Global Advantage® Strategy Bond Fund
Institutional Class
04/01/2014 - 09/30/2014+	$11.25	$0.14	$(0.21)	$(0.07)	$(0.15)	$0.00	$0.00	$(0.15)
03/31/2014	11.56	0.25	(0.19)	0.06	(0.22)	(0.11)	(0.04)	(0.37)
03/31/2013	11.47	0.22	0.22	0.44	(0.23)	(0.12)	0.00	(0.35)
03/31/2012	11.28	0.31	0.32	0.63	(0.43)	(0.01)	0.00	(0.44)
03/31/2011	11.08	0.29	0.68	0.97	(0.30)	(0.47)	0.00	(0.77)
03/31/2010	10.06	0.28	1.24	1.52	(0.31)	(0.19)	0.00	(0.50)
Class P
04/01/2014 - 09/30/2014+	11.25	0.13	(0.20)	(0.07)	(0.15)	0.00	0.00	(0.15)
03/31/2014	11.56	0.24	(0.19)	0.05	(0.21)	(0.11)	(0.04)	(0.36)
03/31/2013	11.47	0.20	0.23	0.43	(0.22)	(0.12)	0.00	(0.34)
03/31/2012	11.28	0.29	0.33	0.62	(0.42)	(0.01)	0.00	(0.43)
03/31/2011	11.08	0.28	0.68	0.96	(0.29)	(0.47)	0.00	(0.76)
03/31/2010	10.06	0.24	1.27	1.51	(0.30)	(0.19)	0.00	(0.49)
Class D
04/01/2014 - 09/30/2014+	11.25	0.12	(0.21)	(0.09)	(0.13)	0.00	0.00	(0.13)
03/31/2014	11.56	0.20	(0.18)	0.02	(0.18)	(0.11)	(0.04)	(0.33)
03/31/2013	11.47	0.17	0.22	0.39	(0.18)	(0.12)	0.00	(0.30)
03/31/2012	11.28	0.26	0.33	0.59	(0.39)	(0.01)	0.00	(0.40)
03/31/2011	11.08	0.25	0.68	0.93	(0.26)	(0.47)	0.00	(0.73)
03/31/2010	10.06	0.24	1.24	1.48	(0.27)	(0.19)	0.00	(0.46)
Class A
04/01/2014 - 09/30/2014+	11.25	0.12	(0.21)	(0.09)	(0.13)	0.00	0.00	(0.13)
03/31/2014	11.56	0.20	(0.18)	0.02	(0.18)	(0.11)	(0.04)	(0.33)
03/31/2013	11.47	0.17	0.22	0.39	(0.18)	(0.12)	0.00	(0.30)
03/31/2012	11.28	0.26	0.32	0.58	(0.38)	(0.01)	0.00	(0.39)
03/31/2011	11.08	0.24	0.69	0.93	(0.26)	(0.47)	0.00	(0.73)
03/31/2010	10.06	0.24	1.23	1.47	(0.26)	(0.19)	0.00	(0.45)
Class C
04/01/2014 - 09/30/2014+	11.25	0.07	(0.20)	(0.13)	(0.09)	0.00	0.00	(0.09)
03/31/2014	11.56	0.12	(0.19)	(0.07)	(0.09)	(0.11)	(0.04)	(0.24)
03/31/2013	11.47	0.08	0.23	0.31	(0.10)	(0.12)	0.00	(0.22)
03/31/2012	11.28	0.17	0.33	0.50	(0.30)	(0.01)	0.00	(0.31)
03/31/2011	11.08	0.16	0.68	0.84	(0.17)	(0.47)	0.00	(0.64)
03/31/2010	10.06	0.15	1.24	1.39	(0.18)	(0.19)	0.00	(0.37)

Please see footnotes on page 34.

30	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.11	4.33%	$56,878	1.67	%*	1.67	%*	1.65	%*	1.65	%*	1.51	%*	116%
10.72	0.73	52,311	1.67		1.67		1.65		1.65		1.52		175
10.90	9.14	55,877	1.68		1.68		1.65		1.65		1.64		383
10.75	7.72	48,749	1.65	(g)	1.65	(g)	1.65	(g)	1.65	(g)	1.72		355
10.38	4.12	50,739	1.70		1.70		1.70		1.70		1.60		236
10.31	21.37	53,446	1.72		1.72		1.70		1.70		3.26		411

11.11	4.59	35,550	1.17	*	1.17	*	1.15	*	1.15	*	2.01	*	116
10.72	1.23	27,215	1.17		1.17		1.15		1.15		2.03		175
10.90	9.68	23,357	1.18		1.18		1.15		1.15		2.13		383
10.75	8.26	15,970	1.15	(g)	1.15	(g)	1.15	(g)	1.15	(g)	2.23		355
10.38	4.64	16,130	1.20		1.20		1.20		1.20		2.11		236
10.31	21.97	11,248	1.22		1.22		1.20		1.20		3.67		411

$11.03	(0.65)%	$2,298,654	0.71	%*	0.71	%*	0.70	%*	0.70	%*	2.47	%*	68%
11.25	0.57	2,998,065	0.70		0.70		0.70		0.70		2.20		241
11.56	3.83	4,904,822	0.70		0.70		0.70		0.70		1.86		385
11.47	5.65	3,997,936	0.70		0.70		0.70		0.70		2.68		415
11.28	9.06	2,524,273	0.70		0.70		0.70		0.70		2.59		218
11.08	15.19	1,583,031	0.70		0.70		0.70		0.70		2.49		268

11.03	(0.70)	28,770	0.81	*	0.81	*	0.80	*	0.80	*	2.31	*	68
11.25	0.47	27,308	0.80		0.80		0.80		0.80		2.11		241
11.56	3.73	71,695	0.80		0.80		0.80		0.80		1.77		385
11.47	5.55	56,644	0.80		0.80		0.80		0.80		2.54		415
11.28	8.95	24,629	0.80		0.80		0.80		0.80		2.49		218
11.08	15.08	11,134	0.80		0.80		0.80		0.80		2.17		268

11.03	(0.85)	26,516	1.11	*	1.11	*	1.10	*	1.10	*	2.06	*	68
11.25	0.17	35,023	1.10		1.10		1.10		1.10		1.81		241
11.56	3.42	69,613	1.10		1.10		1.10		1.10		1.47		385
11.47	5.24	101,359	1.10		1.10		1.10		1.10		2.28		415
11.28	8.63	88,184	1.10		1.10		1.10		1.10		2.18		218
11.08	14.78	72,403	1.10		1.10		1.10		1.10		2.10		268

11.03	(0.85)	34,807	1.11	*	1.11	*	1.10	*	1.10	*	2.09	*	68
11.25	0.17	50,863	1.10		1.10		1.10		1.10		1.82		241
11.56	3.42	135,127	1.10		1.10		1.10		1.10		1.47		385
11.47	5.24	158,712	1.10		1.10		1.10		1.10		2.26		415
11.28	8.63	86,630	1.10		1.10		1.10		1.10		2.18		218
11.08	14.75	76,913	1.10		1.10		1.10		1.10		2.16		268

11.03	(1.22)	19,767	1.86	*	1.86	*	1.85	*	1.85	*	1.30	*	68
11.25	(0.57)	23,362	1.85		1.85		1.85		1.85		1.06		241
11.56	2.65	37,482	1.85		1.85		1.85		1.85		0.73		385
11.47	4.45	39,503	1.85		1.85		1.85		1.85		1.50		415
11.28	7.82	21,761	1.85		1.85		1.85		1.85		1.43		218
11.08	13.88	19,441	1.85		1.85		1.85		1.85		1.35		268

Please see footnotes on page 34.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	31

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Global Advantage® Strategy Bond Fund (Cont.)
Class R
04/01/2014 - 09/30/2014+	$11.25	$0.10	$(0.21)	$(0.11)	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2014	11.56	0.18	(0.19)	(0.01)	(0.15)	(0.11)	(0.04)	(0.30)
03/31/2013	11.47	0.14	0.22	0.36	(0.15)	(0.12)	0.00	(0.27)
03/31/2012	11.28	0.23	0.33	0.56	(0.36)	(0.01)	0.00	(0.37)
03/31/2011	11.08	0.22	0.68	0.90	(0.23)	(0.47)	0.00	(0.70)
03/31/2010	10.06	0.18	1.27	1.45	(0.24)	(0.19)	0.00	(0.43)

PIMCO Global Bond Fund (Unhedged)
Institutional Class
04/01/2014 - 09/30/2014+	$9.51	$0.14	$(0.13)	$0.01	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2014	9.74	0.26	(0.25)	0.01	(0.01)	0.00	(0.23)	(0.24)
03/31/2013	10.07	0.28	0.16	0.44	(0.47)	(0.30)	0.00	(0.77)
03/31/2012	9.80	0.29	0.52	0.81	(0.41)	(0.13)	0.00	(0.54)
03/31/2011	9.45	0.28	0.82	1.10	(0.68)	(0.03)	(0.04)	(0.75)
03/31/2010	8.12	0.38	1.50	1.88	(0.34)	(0.21)	0.00	(0.55)
Class P
04/01/2014 - 09/30/2014+	9.51	0.14	(0.14)	0.00	(0.13)	0.00	0.00	(0.13)
03/31/2014	9.74	0.25	(0.25)	0.00	(0.01)	0.00	(0.22)	(0.23)
03/31/2013	10.07	0.26	0.17	0.43	(0.46)	(0.30)	0.00	(0.76)
03/31/2012	9.80	0.28	0.52	0.80	(0.40)	(0.13)	0.00	(0.53)
11/19/2010 - 03/31/2011	10.30	0.10	(0.01)	0.09	(0.52)	(0.03)	(0.04)	(0.59)
Administrative Class
04/01/2014 - 09/30/2014+	9.51	0.13	(0.13)	0.00	(0.13)	0.00	0.00	(0.13)
03/31/2014	9.74	0.24	(0.25)	(0.01)	(0.01)	0.00	(0.21)	(0.22)
03/31/2013	10.07	0.26	0.15	0.41	(0.44)	(0.30)	0.00	(0.74)
03/31/2012	9.80	0.26	0.53	0.79	(0.39)	(0.13)	0.00	(0.52)
03/31/2011	9.45	0.25	0.83	1.08	(0.66)	(0.03)	(0.04)	(0.73)
03/31/2010	8.12	0.36	1.49	1.85	(0.31)	(0.21)	0.00	(0.52)
Class D
04/01/2014 - 09/30/2014+	9.51	0.12	(0.13)	(0.01)	(0.12)	0.00	0.00	(0.12)
03/31/2014	9.74	0.22	(0.25)	(0.03)	(0.01)	0.00	(0.19)	(0.20)
03/31/2013	10.07	0.24	0.16	0.40	(0.43)	(0.30)	0.00	(0.73)
03/31/2012	9.80	0.25	0.52	0.77	(0.37)	(0.13)	0.00	(0.50)
03/31/2011	9.45	0.24	0.83	1.07	(0.65)	(0.03)	(0.04)	(0.72)
03/31/2010	8.12	0.28	1.56	1.84	(0.30)	(0.21)	0.00	(0.51)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class
04/01/2014 - 09/30/2014+	$10.29	$0.13	$0.28	$0.41	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2014	10.56	0.24	(0.19)	0.05	(0.22)	(0.10)	0.00	(0.32)
03/31/2013	10.34	0.24	0.65	0.89	(0.36)	(0.31)	0.00	(0.67)
03/31/2012	9.78	0.28	0.64	0.92	(0.34)	(0.02)	0.00	(0.36)
03/31/2011	9.64	0.27	0.33	0.60	(0.25)	(0.21)	0.00	(0.46)
03/31/2010	8.75	0.36	1.15	1.51	(0.32)	(0.30)	0.00	(0.62)
Class P
04/01/2014 - 09/30/2014+	10.29	0.13	0.28	0.41	(0.12)	0.00	0.00	(0.12)
03/31/2014	10.56	0.23	(0.19)	0.04	(0.21)	(0.10)	0.00	(0.31)
03/31/2013	10.34	0.23	0.65	0.88	(0.35)	(0.31)	0.00	(0.66)
03/31/2012	9.78	0.27	0.64	0.91	(0.33)	(0.02)	0.00	(0.35)
03/31/2011	9.64	0.26	0.33	0.59	(0.24)	(0.21)	0.00	(0.45)
03/31/2010	8.75	0.33	1.17	1.50	(0.31)	(0.30)	0.00	(0.61)

Please see footnotes on page 34.

32	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.03	(0.97)%	$5,687	1.36	%*	1.36	%*	1.35	%*	1.35	%*	1.79	%*	68%
11.25	(0.08)	5,740	1.35		1.35		1.35		1.35		1.56		241
11.56	3.16	6,712	1.35		1.35		1.35		1.35		1.22		385
11.47	4.98	6,470	1.35		1.35		1.35		1.35		2.00		415
11.28	8.38	2,860	1.35		1.35		1.35		1.35		1.98		218
11.08	14.46	441	1.35		1.35		1.35		1.35		1.64		268

$9.38	0.06%	$624,338	0.57	%*	0.57	%*	0.55	%*	0.55	%*	2.97	%*	131%
9.51	0.18	654,419	0.56		0.56		0.55		0.55		2.78		161
9.74	4.15	782,717	0.58		0.58		0.55		0.55		2.76		285
10.07	8.36	885,539	0.55		0.55		0.55		0.55		2.85		267
9.80	11.91	732,677	0.55		0.55		0.55		0.55		2.79		310
9.45	23.27	725,975	0.56		0.56		0.55		0.55		4.09		462

9.38	0.01	1,252	0.67	*	0.67	*	0.65	*	0.65	*	2.87	*	131
9.51	0.08	1,200	0.66		0.66		0.65		0.65		2.62		161
9.74	4.05	3,855	0.68		0.68		0.65		0.65		2.57		285
10.07	8.25	1,020	0.65		0.65		0.65		0.65		2.75		267
9.80	1.03	826	0.65	*	0.65	*	0.65	*	0.65	*	2.79	*	310

9.38	(0.07)	170,717	0.82	*	0.82	*	0.80	*	0.80	*	2.72	*	131
9.51	(0.07)	180,999	0.81		0.81		0.80		0.80		2.52		161
9.74	3.89	237,905	0.83		0.83		0.80		0.80		2.50		285
10.07	8.09	239,957	0.80		0.80		0.80		0.80		2.60		267
9.80	11.63	212,886	0.80		0.80		0.80		0.80		2.53		310
9.45	22.96	187,000	0.81		0.81		0.80		0.80		3.83		462

9.38	(0.14)	32,446	0.97	*	0.97	*	0.95	*	0.95	*	2.57	*	131
9.51	(0.22)	37,291	0.96		0.96		0.95		0.95		2.36		161
9.74	3.74	62,806	0.98		0.98		0.95		0.95		2.34		285
10.07	7.93	55,839	0.95		0.95		0.95		0.95		2.45		267
9.80	11.46	16,617	0.95		0.95		0.95		0.95		2.38		310
9.45	22.78	10,187	0.96		0.96		0.95		0.95		2.94		462

$10.58	4.03%	$372,591	0.56	%*	0.56	%*	0.55	%*	0.55	%*	2.54	%*	151%
10.29	0.49	365,991	0.56		0.56		0.55		0.55		2.34		181
10.56	8.77	448,928	0.57		0.57		0.55		0.55		2.24		361
10.34	9.56	240,055	0.55		0.55		0.55		0.55		2.78		348
9.78	6.27	131,659	0.55		0.55		0.55		0.55		2.70		232
9.64	17.70	185,704	0.55		0.55		0.55		0.55		3.84		401

10.58	3.98	29,892	0.66	*	0.66	*	0.65	*	0.65	*	2.44	*	151
10.29	0.39	22,806	0.66		0.66		0.65		0.65		2.25		181
10.56	8.66	23,985	0.67		0.67		0.65		0.65		2.14		361
10.34	9.45	10,326	0.65		0.65		0.65		0.65		2.70		348
9.78	6.17	5,475	0.65		0.65		0.65		0.65		2.66		232
9.64	17.59	3,551	0.65		0.65		0.65		0.65		3.45		401

Please see footnotes on page 34.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	33

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)
Administrative Class
04/01/2014 - 09/30/2014+	$10.29	$0.12	$0.28	$0.40	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2014	10.56	0.21	(0.19)	0.02	(0.19)	(0.10)	0.00	(0.29)
03/31/2013	10.34	0.21	0.65	0.86	(0.33)	(0.31)	0.00	(0.64)
03/31/2012	9.78	0.25	0.65	0.90	(0.32)	(0.02)	0.00	(0.34)
03/31/2011	9.64	0.25	0.32	0.57	(0.22)	(0.21)	0.00	(0.43)
03/31/2010	8.75	0.31	1.18	1.49	(0.30)	(0.30)	0.00	(0.60)
Class A
04/01/2014 - 09/30/2014+	10.29	0.11	0.28	0.39	(0.10)	0.00	0.00	(0.10)
03/31/2014	10.56	0.20	(0.19)	0.01	(0.18)	(0.10)	0.00	(0.28)
03/31/2013	10.34	0.20	0.65	0.85	(0.32)	(0.31)	0.00	(0.63)
03/31/2012	9.78	0.25	0.64	0.89	(0.31)	(0.02)	0.00	(0.33)
03/31/2011	9.64	0.23	0.33	0.56	(0.21)	(0.21)	0.00	(0.42)
03/31/2010	8.75	0.32	1.16	1.48	(0.29)	(0.30)	0.00	(0.59)
Class B
04/01/2014 - 09/30/2014+	10.29	0.07	0.29	0.36	(0.07)	0.00	0.00	(0.07)
03/31/2014	10.56	0.13	(0.20)	(0.07)	(0.10)	(0.10)	0.00	(0.20)
03/31/2013	10.34	0.13	0.64	0.77	(0.24)	(0.31)	0.00	(0.55)
03/31/2012	9.78	0.18	0.63	0.81	(0.23)	(0.02)	0.00	(0.25)
03/31/2011	9.64	0.15	0.33	0.48	(0.13)	(0.21)	0.00	(0.34)
03/31/2010	8.75	0.26	1.15	1.41	(0.22)	(0.30)	0.00	(0.52)
Class C
04/01/2014 - 09/30/2014+	10.29	0.08	0.28	0.36	(0.07)	0.00	0.00	(0.07)
03/31/2014	10.56	0.13	(0.20)	(0.07)	(0.10)	(0.10)	0.00	(0.20)
03/31/2013	10.34	0.12	0.65	0.77	(0.24)	(0.31)	0.00	(0.55)
03/31/2012	9.78	0.18	0.63	0.81	(0.23)	(0.02)	0.00	(0.25)
03/31/2011	9.64	0.16	0.32	0.48	(0.13)	(0.21)	0.00	(0.34)
03/31/2010	8.75	0.25	1.16	1.41	(0.22)	(0.30)	0.00	(0.52)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2009, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.45%.
(c)	Effective October 1, 2009, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.55%.
(d)	Effective October 1, 2009, the Class’s supervisory and administrative fee was decreased by 0.02% to an annual rate of 0.38%.
(e)	Effective October 1, 2009, the Class’s supervisory and administrative fee was decreased by 0.02% to an annual rate of 0.48%.
(f)	Effective October 1, 2012, the Fund’s advisory fee was decreased by 0.10% to an annual rate of 0.75%.
(g)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.

34	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.58	3.90%	$4,777	0.81	%*	0.81	%*	0.80	%*	0.80	%*	2.29	%*	151%
10.29	0.24	3,147	0.81		0.81		0.80		0.80		2.08		181
10.56	8.51	4,887	0.82		0.82		0.80		0.80		2.00		361
10.34	9.28	1,704	0.80		0.80		0.80		0.80		2.50		348
9.78	6.02	925	0.80		0.80		0.80		0.80		2.53		232
9.64	17.47	161	0.80		0.80		0.80		0.80		3.23		401

10.58	3.85	65,927	0.91	*	0.91	*	0.90	*	0.90	*	2.19	*	151
10.29	0.13	65,435	0.91		0.91		0.90		0.90		1.99		181
10.56	8.39	81,766	0.92		0.92		0.90		0.90		1.90		361
10.34	9.17	52,681	0.90	(g)	0.90	(g)	0.90	(g)	0.90	(g)	2.45		348
9.78	5.85	37,193	0.95		0.95		0.95		0.95		2.35		232
9.64	17.24	29,640	0.95		0.95		0.95		0.95		3.39		401

10.58	3.46	239	1.66	*	1.66	*	1.65	*	1.65	*	1.43	*	151
10.29	(0.61)	184	1.66		1.66		1.65		1.65		1.24		181
10.56	7.59	403	1.67		1.67		1.65		1.65		1.20		361
10.34	8.36	706	1.65	(g)	1.65	(g)	1.65	(g)	1.65	(g)	1.84		348
9.78	5.06	1,317	1.70		1.70		1.70		1.70		1.53		232
9.64	16.37	3,533	1.70		1.70		1.70		1.70		2.79		401

10.58	3.46	23,189	1.66	*	1.66	*	1.65	*	1.65	*	1.44	*	151
10.29	(0.61)	23,505	1.66		1.66		1.65		1.65		1.24		181
10.56	7.59	28,449	1.67		1.67		1.65		1.65		1.16		361
10.34	8.36	22,135	1.65	(g)	1.65	(g)	1.65	(g)	1.65	(g)	1.75		348
9.78	5.06	18,221	1.70		1.70		1.70		1.70		1.60		232
9.64	16.37	16,799	1.70		1.70		1.70		1.70		2.71		401

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	35

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Emerging Local Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency Fund

Assets:
Investments, at value
Investments in securities*	$9,386,445	$3,983,168	$851,288	$4,318,339
Investments in Affiliates	917,782	385,258	17,284	1,917,227
Financial Derivative Instruments
Exchange-traded or centrally cleared	732	113	29	69
Over the counter	223,296	39,454	6,961	143,824
Cash	0	0	340	22,178
Deposits with counterparty	1,219	610	380	211
Foreign currency, at value	40,065	1,457	131	17,752
Receivable for investments sold	539,596	167,590	43,647	434,551
Receivable for investments in Affiliates sold	700,000	0	0	0
Receivable for Fund shares sold	5,956	2,405	3	302
Interest and dividends receivable	164,928	66,217	14,650	42,858
Dividends receivable from Affiliates	312	81	8	313
Other assets	0	0	0	0
	11,980,331	4,646,353	934,721	6,897,624

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$12,646	$7,729	$57,812
Payable for sale-buyback transactions	0	0	0	0
Payable for short sales	3,306	0	0	16,583
Financial Derivative Instruments
Exchange-traded or centrally cleared	8	220	91	19
Over the counter	330,498	67,102	3,566	255,874
Payable for investments purchased	75,021	32,510	15,070	244,027
Payable for investments in Affiliates purchased	700,312	81	8	313
Deposits from counterparty	12,707	10,537	5,467	16,778
Payable for Fund shares redeemed	116,632	30,318	2,927	31,530
Dividends payable	2,806	2,266	170	200
Overdraft due to custodian	382	2,710	0	0
Accrued investment advisory fees	4,084	1,765	595	2,295
Accrued supervisory and administrative fees	4,169	1,606	317	2,058
Accrued distribution fees	75	133	1	28
Accrued servicing fees	46	86	1	14
Accrued taxes payable	2,299	0	0	0
Reimbursement to PIMCO	0	0	0	0
Other liabilities	1,381	1	19	71
	1,253,726	161,981	35,961	627,602

Net Assets	$10,726,605	$4,484,372	$898,760	$6,270,022

Net Assets Consist of:
Paid in capital	$12,645,571	$4,546,960	$914,353	$7,338,037
Undistributed (overdistributed) net investment income	(564,261)	(26,716)	(3,916)	(92,274)
Accumulated undistributed net realized gain (loss)	(118,858)	47,847	(7,573)	(801,070)
Net unrealized appreciation (depreciation)	(1,235,847)	(83,719)	(4,104)	(174,671)
	$10,726,605	$4,484,372	$898,760	$6,270,022

Cost of Investments in Securities	$10,490,028	$4,067,280	$859,407	$4,383,732
Cost of Investments in Affiliates	$917,781	$385,263	$17,284	$1,917,335
Cost of Foreign Currency Held	$41,062	$1,466	$131	$17,932
Proceeds Received on Short Sales	$3,299	$0	$0	$16,539
Cost or Premiums of Financial Derivative Instruments, net	$3,884	$(29,531)	$(2,108)	$(3,498)

* Includes repurchase agreements of:	$4,104	$6,505	$511	$1,011

36	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar-Hedged)

$586	$2,849,122	$8,055,523	$2,488,665	$937,290	$548,067
464,916	101,045	362,864	30,747	13,067	37

0	1,647	6,307	1,254	381	384
0	109,200	432,032	81,707	31,786	28,342
0	58	5,666	1	298	0
0	950	772	297	577	366
0	58,576	40,000	6,189	22,677	3,048
0	855,028	2,386,159	253,939	334,579	195,299
0	0	0	0	0	0
365	16,387	13,680	1,498	7,089	4,649
0	33,113	83,220	24,000	10,040	5,038
1,826	17	76	2	3	1
0	27	84	0	21	3
467,693	4,025,170	11,386,383	2,888,299	1,357,808	785,234

$0	$17,835	$0	$53,347	$15,942	$2,221
0	391,219	922,994	33,668	109,119	20,502
0	241,708	735,299	0	95,981	50,131

0	2,224	5,578	1,159	793	472
19	123,925	199,080	90,852	33,122	15,415
0	691,723	2,029,298	243,868	263,036	162,838
1,826	17	76	2	3	1
0	27,519	259,899	43,988	9,624	14,070
908	10,102	65,327	5,641	1,009	20,616
28	835	3,796	79	10	55
0	0	0	0	0	2,031
0	522	1,441	815	169	102
15	630	1,627	625	207	132
1	150	169	19	40	15
1	48	101	13	0	18
0	0	0	0	0	0
11	0	0	0	0	0
0	0	0	22	0	0
2,809	1,508,457	4,224,685	474,098	529,055	288,619

$464,884	$2,516,713	$7,161,698	$2,414,201	$828,753	$496,615

$485,463	$2,616,418	$6,897,761	$2,492,361	$855,019	$485,359
0	(85,484)	(142,570)	(54,845)	(10,762)	(7,342)
(5,024)	2,157	155,994	(6,032)	(15,328)	3,975
(15,555)	(16,378)	250,513	(17,283)	(176)	14,623
$464,884	$2,516,713	$7,161,698	$2,414,201	$828,753	$496,615

$586	$2,884,310	$8,143,665	$2,515,094	$947,748	$551,088
$480,454	$101,048	$362,867	$30,748	$13,068	$37
$0	$58,666	$40,097	$6,238	$22,696	$3,054
$0	$241,485	$734,434	$0	$95,880	$50,076
$(2)	$(10,985)	$(29,674)	$(11,399)	$(3,681)	$(2,094)

$586	$0	$4,891	$53,923	$521	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	37

Statements of Assets and Liabilities (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO Emerging Local Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency Fund

Net Assets:
Institutional Class	$10,009,108	$3,569,465	$893,374	$6,101,405
Class P	353,983	235,039	2,284	36,620
Administrative Class	38,413	10,898	NA	9,270
Class D	113,152	251,083	592	55,424
Class A	143,922	293,011	1,861	43,266
Class B	NA	624	NA	NA
Class C	68,027	124,252	649	24,037
Class R	NA	NA	NA	NA

Shares Issued and Outstanding:
Institutional Class	1,104,934	327,480	77,737	615,172
Class P	39,077	21,564	199	3,692
Administrative Class	4,240	1,000	NA	935
Class D	12,492	23,036	51	5,588
Class A	15,888	26,882	162	4,362
Class B	NA	57	NA	NA
Class C	7,510	11,399	56	2,423
Class R	NA	NA	NA	NA

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$9.06	$10.90	$11.49	$9.92
Class P	9.06	10.90	11.49	9.92
Administrative Class	9.06	10.90	NA	9.92
Class D	9.06	10.90	11.49	9.92
Class A	9.06	10.90	11.49	9.92
Class B	NA	10.90	NA	NA
Class C	9.06	10.90	11.49	9.92
Class R	NA	NA	NA	NA

^	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

38	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar-Hedged)

$446,112	$1,589,055	$5,342,648	$2,298,654	$624,338	$372,591
10,140	109,144	656,594	28,770	1,252	29,892
NA	17,304	30,555	NA	170,717	4,777
4,563	570,438	626,946	26,516	32,446	NA
3,532	181,232	412,434	34,807	NA	65,927
NA	NA	93	NA	NA	239
537	49,540	56,878	19,767	NA	23,189
NA	NA	35,550	5,687	NA	NA

50,470	156,128	480,978	208,484	66,569	35,222
1,147	10,724	59,111	2,609	134	2,826
NA	1,700	2,751	NA	18,202	451
516	56,047	56,441	2,405	3,460	NA
400	17,806	37,130	3,157	NA	6,232
NA	NA	8	NA	NA	23
61	4,867	5,121	1,793	NA	2,192
NA	NA	3,200	516	NA	NA

$8.84	$10.18	$11.11	$11.03	$9.38	$10.58
8.84	10.18	11.11	11.03	9.38	10.58
NA	10.18	11.11	NA	9.38	10.58
8.84	10.18	11.11	11.03	9.38	NA
8.84	10.18	11.11	11.03	NA	10.58
NA	NA	11.11	NA	NA	10.58
8.84	10.18	11.11	11.03	NA	10.58
NA	NA	11.11	11.03	NA	NA

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	39

Statements of Operations

Six Months Ended September 30, 2014 (Unaudited)
(Amounts in thousands)	PIMCO Emerging Local Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency Fund

Investment Income:
Interest, net of foreign taxes*	$302,877	$155,428	$33,840	$83,820
Dividends, net of foreign taxes*	41	23	0	0
Dividends from Investments in Affiliates	1,838	277	92	1,734
Miscellaneous income	0	0	0	0
Total Income	304,756	155,728	33,932	85,554

Expenses:
Investment advisory fees	24,616	12,901	4,888	13,554
Supervisory and administrative fees	25,391	11,671	2,611	12,180
Distribution and/or servicing fees - Administrative Class	52	16	0	10
Distribution and/or servicing fees - Class D	410	364	1	80
Distribution fees - Class B	0	4	0	0
Distribution fees - Class C	295	500	3	103
Distribution fees - Class R	0	0	0	0
Servicing fees - Class A	234	446	4	71
Servicing fees - Class B	0	1	0	0
Servicing fees - Class C	98	167	1	35
Servicing fees - Class R	0	0	0	0
Trustee fees	6	3	1	3
Interest expense	103	7	1	49
Miscellaneous expense	0	1	0	0
Total Expenses	51,205	26,081	7,510	26,085
Waiver and/or Reimbursement by PIMCO	0	0	0	0
Net Expenses	51,205	26,081	7,510	26,085

Net Investment Income	253,551	129,647	26,422	59,469

Net Realized Gain (Loss):
Investments in securities	(206,088)	58,737	11,541	(106,607)
Investments in Affiliates	(53)	51	7	(273)
Exchange-traded or centrally cleared financial derivative instruments	(5,346)	4,440	1,238	(930)
Over the counter financial derivative instruments	125,748	9,615	3,627	107,567
Short sales	0	0	0	0
Foreign currency	(2,722)	34	(177)	(3,997)
Net Realized Gain (Loss)	(88,461)	72,877	16,236	(4,240)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(255,031)	(15,726)	4,103	(16,381)
Investments in Affiliates	181	(15)	0	409
Exchange-traded or centrally cleared financial derivative instruments	(5,872)	(6,087)	(530)	86
Over the counter financial derivative instruments	(56,345)	37,556	5,226	(150,220)
Foreign currency assets and liabilities	(13,599)	(186)	(175)	(946)
Net Change in Unrealized Appreciation (Depreciation)	(330,666)	15,542	8,624	(167,052)
Net Gain (Loss)	(419,127)	88,419	24,860	(171,292)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(165,576)	$218,066	$51,282	$(111,823)

* Foreign tax withholdings - Interest	$4,033	$0	$4	$45
** Foreign tax withholdings - Dividends	$5	$3	$0	$0

40	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar-Hedged)

$0	$45,184	$108,265	$47,867	$15,425	$7,686
0	81	9	0	4	1
10,372	154	476	112	41	17
0	0	3	0	0	0
10,372	45,419	108,753	47,979	15,470	7,704

1,283	3,259	8,527	6,052	1,094	622
883	3,944	9,618	4,632	1,340	803
0	22	32	0	223	5
7	726	698	38	44	0
0	0	1	0	0	1
1	200	205	84	0	87
0	0	40	7	0	0
5	257	506	58	0	80
0	0	0	0	0	0
1	67	68	28	0	29
0	0	41	7	0	0
0	1	4	2	1	0
0	213	714	117	67	22
11	0	0	0	0	0
2,191	8,689	20,454	11,025	2,769	1,649
(2,048)	0	0	0	0	0
143	8,689	20,454	11,025	2,769	1,649

10,229	36,730	88,299	36,954	12,701	6,055

0	22,063	83,068	(9,677)	13,409	2,239
(858)	(8)	48	33	3	15
0	(16,518)	(15,260)	(796)	(6,316)	(1,284)
44	(944)	119,562	(26,933)	(5,354)	11,520
0	0	0	(24)	0	0
0	3,182	7,584	37,807	1,181	257
(814)	7,775	195,002	410	2,923	12,747

0	(88,274)	(308,648)	(63,320)	(31,842)	(16,411)
(8,576)	(9)	(41)	(5)	(7)	(9)
0	8,641	8,161	1,428	1,170	7
(25)	2,648	286,515	19,214	9,866	14,817
0	16,496	52,160	1,338	5,911	2,161
(8,601)	(60,498)	38,147	(41,345)	(14,902)	565
(9,415)	(52,723)	233,149	(40,935)	(11,979)	13,312

$814	$(15,993)	$321,448	$(3,981)	$722	$19,367

$0	$0	$1	$23	$0	$0
$0	$0	$0	$0	$0	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	41

Statements of Changes in Net Assets

	PIMCO Emerging Local Bond Fund		PIMCO Emerging Markets Bond Fund		PIMCO Emerging Markets Corporate Bond Fund		PIMCO Emerging Markets Currency Fund

(Amounts in thousands)	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$253,551	$549,149	$129,647	$305,202	$26,422	$47,563	$59,469	$89,642
Net realized gain (loss)	(88,461)	(792,776)	72,877	21,862	16,236	(28,079)	(4,240)	(219,607)
Net change in unrealized appreciation (depreciation)	(330,666)	(1,189,730)	15,542	(611,491)	8,624	(38,395)	(167,052)	(30,184)
Net increase (decrease) resulting from operations	(165,576)	(1,433,357)	218,066	(284,427)	51,282	(18,911)	(111,823)	(160,149)

Distributions to Shareholders:
From net investment income
Institutional Class	(249,506)	(292,379)	(120,354)	(266,396)	(27,379)	(39,829)	(60,094)	(35,388)
Class P	(8,954)	(19,873)	(5,608)	(15,784)	(30)	(5,129)	(400)	(389)
Administrative Class	(987)	(1,094)	(313)	(1,007)	0	0	(77)	(34)
Class D	(7,366)	(17,102)	(6,831)	(17,104)	(12)	(33)	(520)	(397)
Class A	(4,282)	(8,328)	(8,376)	(24,732)	(60)	(307)	(455)	(359)
Class B	0	0	(21)	(103)	0	0	0	0
Class C	(1,508)	(2,036)	(2,633)	(7,010)	(13)	(29)	(121)	(44)
Class R	0	0	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	0	0	(192,128)	0	(22,388)	0	0
Class P	0	0	0	(10,032)	0	(546)	0	0
Administrative Class	0	0	0	(724)	0	0	0	0
Class D	0	0	0	(11,820)	0	(17)	0	0
Class A	0	0	0	(16,003)	0	(61)	0	0
Class B	0	0	0	(75)	0	0	0	0
Class C	0	0	0	(5,844)	0	(19)	0	0
Class R	0	0	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	(212,080)	0	0	0	(2,753)	0	(53,125)
Class P	0	(14,972)	0	0	0	(384)	0	(585)
Administrative Class	0	(873)	0	0	0	0	0	(52)
Class D	0	(14,885)	0	0	0	(3)	0	(596)
Class A	0	(7,221)	0	0	0	(24)	0	(538)
Class B	0	0	0	0	0	0	0	0
Class C	0	(2,649)	0	0	0	(3)	0	(67)
Class R	0	0	0	0	0	0	0	0

Total Distributions	(272,603)	(593,492)	(144,136)	(568,762)	(27,494)	(71,525)	(61,667)	(91,574)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	272,178	(2,062,943)	(1,511,471)	(790,675)	(504,371)	241,893	577,929	(692,143)

Total Increase (Decrease) in Net Assets	(166,001)	(4,089,792)	(1,437,341)	(1,643,864)	(480,583)	151,457	404,439	(943,866)

Net Assets:
Beginning of period	10,892,606	14,982,398	5,921,913	7,565,777	1,379,343	1,227,886	5,865,583	6,809,449
End of period*	$10,726,605	$10,892,606	$4,484,372	$5,921,913	$898,760	$1,379,343	$6,270,022	$5,865,583

* Including undistributed (overdistributed) net investment income of:	$(564,261)	$(545,209)	$(26,716)	$(12,227)	$(3,916)	$(2,844)	$(92,274)	$(90,076)

**	See Note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

42	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Emerging Markets Full Spectrum Bond Fund		PIMCO Foreign Bond Fund (Unhedged)		PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		PIMCO Global Advantage® Strategy Bond Fund

Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

$10,229	$10,356	$36,730	$96,814	$88,299	$156,816	$36,954	$92,101
(814)	(4,160)	7,775	(237,786)	195,002	(141,122)	410	(60,787)
(8,601)	(6,924)	(60,498)	114,811	38,147	99,804	(41,345)	(63,985)
814	(728)	(15,993)	(26,161)	321,448	115,498	(3,981)	(32,671)

(9,761)	(9,573)	(21,577)	(32,566)	(63,711)	(108,489)	(38,424)	(79,569)
(246)	(205)	(1,398)	(1,664)	(7,221)	(12,317)	(352)	(890)
0	0	(210)	(204)	(285)	(371)	0	0
(120)	(453)	(6,544)	(6,171)	(5,801)	(8,768)	(339)	(742)
(95)	(117)	(2,321)	(2,559)	(4,202)	(7,504)	(524)	(1,313)
0	0	0	0	(1)	(4)	0	0
(8)	(15)	(405)	(162)	(363)	(649)	(169)	(255)
0	0	0	0	(296)	(414)	(58)	(79)

0	(37)	0	0	0	(54,173)	0	(33,142)
0	(1)	0	0	0	(6,171)	0	(381)
0	0	0	0	0	(225)	0	0
0	(2)	0	0	0	(5,317)	0	(391)
0	(1)	0	0	0	(4,406)	0	(609)
0	0	0	0	0	(3)	0	0
0	(0)^	0	0	0	(611)	0	(266)
0	0	0	0	0	(281)	0	(52)

0	0	0	(27,102)	0	0	0	(13,407)
0	0	0	(1,460)	0	0	0	(157)
0	0	0	(201)	0	0	0	0
0	0	0	(6,994)	0	0	0	(155)
0	0	0	(2,916)	0	0	0	(272)
0	0	0	0	0	0	0	0
0	0	0	(778)	0	0	0	(101)
0	0	0	0	0	0	0	(20)

(10,230)	(10,404)	(32,455)	(82,777)	(81,880)	(209,703)	(39,866)	(131,801)

135,376	344,734	105,892	(2,569,138)	457,007	829,096	(682,313)	(1,920,618)

125,960	333,602	57,444	(2,678,076)	696,575	734,891	(726,160)	(2,085,090)

338,924	5,322	2,459,269	5,137,345	6,465,123	5,730,232	3,140,361	5,225,451
$464,884	$338,924	$2,516,713	$2,459,269	$7,161,698	$6,465,123	$2,414,201	$3,140,361

$0	$1	$(85,484)	$(89,759)	$(142,570)	$(148,989)	$(54,845)	$(51,933)

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	43

Statements of Changes in Net Assets (Cont.)

	PIMCO Global Bond Fund (Unhedged)		PIMCO Global Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$12,701	$25,265	$6,055	$11,302
Net realized gain (loss)	2,923	(34,167)	12,747	(13,435)
Net change in unrealized appreciation (depreciation)	(14,902)	4,333	565	1,560
Net increase (decrease) resulting from operations	722	(4,569)	19,367	(573)

Distributions to Shareholders:
From net investment income
Institutional Class	(9,451)	(626)	(4,464)	(8,048)
Class P	(17)	(2)	(285)	(463)
Administrative Class	(2,333)	(169)	(41)	(71)
Class D	(434)	(35)	0	0
Class A	0	0	(645)	(1,311)
Class B	0	0	(1)	(3)
Class C	0	0	(144)	(259)
From net realized capital gains
Institutional Class	0	0	0	(3,362)
Class P	0	0	0	(201)
Administrative Class	0	0	0	(31)
Class D	0	0	0	0
Class A	0	0	0	(685)
Class B	0	0	0	(2)
Class C	0	0	0	(225)
Tax basis return of capital
Institutional Class	0	(16,868)	0	0
Class P	0	(62)	0	0
Administrative Class	0	(4,545)	0	0
Class D	0	(939)	0	0
Class A	0	0	0	0
Class B	0	0	0	0
Class C	0	0	0	0

Total Distributions	(12,235)	(23,246)	(5,580)	(14,661)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(33,643)	(185,559)	1,760	(92,116)

Total Increase (Decrease) in Net Assets	(45,156)	(213,374)	15,547	(107,350)

Net Assets:
Beginning of period	873,909	1,087,283	481,068	588,418
End of period*	$828,753	$873,909	$496,615	$481,068

* Including (overdistributed) net investment income of:	$(10,762)	$(11,228)	$(7,342)	$(7,817)

**	See Note 12 in the Notes to Financial Statements.

44	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Emerging Local Bond Fund

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 87.5%

BERMUDA 0.0%

CORPORATE BONDS & NOTES 0.0%
Qtel International Finance Ltd.
3.375% due 10/14/2016		$900	$934

Total Bermuda (Cost $929)			934

BRAZIL 12.5%

CORPORATE BONDS & NOTES 2.2%
Banco do Brasil S.A.
4.500% due 01/22/2015		$14,750	15,008
4.500% due 01/20/2016	EUR	8,600	11,283
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		$275	282
Banco Pan S.A.
5.500% due 08/04/2015		8,425	8,678
Banco Santander Brasil S.A.
4.250% due 01/14/2016		7,500	7,782
4.500% due 04/06/2015		1,200	1,216
4.625% due 02/13/2017		32,200	33,770
Banco Votorantim S.A.
5.250% due 02/11/2016		8,600	8,944
Caixa Economica Federal
2.375% due 11/06/2017		16,900	16,436
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		200	215
Cia Energetica de Sao Paulo
9.750% due 01/15/2015 (c)	BRL	8,747	3,683
CSN Islands Corp.
10.000% due 01/15/2015		$2,080	2,140
Petrobras Global Finance BV
1.852% due 05/20/2016		18,600	18,628
2.000% due 05/20/2016		10,100	10,125
2.374% due 01/15/2019		17,900	17,939
2.595% due 03/17/2017		22,000	22,300
Petrobras International Finance Co. S.A.
2.875% due 02/06/2015		46,400	46,706
3.875% due 01/27/2016		6,500	6,669
5.875% due 03/01/2018		5,000	5,410

			237,214

SOVEREIGN ISSUES 10.3%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		14,600	15,002
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	574,330	180,232
0.000% due 07/01/2017		157,900	46,723
0.000% due 01/01/2018		939,400	261,844
0.000% due 07/01/2018		214,600	56,339
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		613,720	227,814
10.000% due 01/01/2025		888,540	315,343

			1,103,297

Total Brazil (Cost $1,434,991)			1,340,511

CAYMAN ISLANDS 0.2%

ASSET-BACKED SECURITIES 0.1%
Dryden Leveraged Loan CDO
0.474% due 10/20/2020		$5,623	5,586
Hyundai Capital Auto Funding Ltd.
1.154% due 09/20/2016		875	875

			6,461

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.1%
IPIC GMTN Ltd.
1.750% due 11/30/2015		$200	$202
QNB Finance Ltd.
1.487% due 10/31/2016		1,050	1,062
3.125% due 11/16/2015		4,300	4,402

			5,666

Total Cayman Islands (Cost $12,060)			12,127

CHILE 0.3%

CORPORATE BONDS & NOTES 0.2%
Banco Santander Chile
1.134% due 04/11/2017		$9,500	9,534
1.834% due 01/19/2016		4,630	4,688
3.750% due 09/22/2015		5,300	5,438

			19,660

SOVEREIGN ISSUES 0.1%
Bonos de la Tesoreria de la Republica Inflation Linked Bond
4.500% due 10/15/2023	CLP	1,691,761	3,510
Bonos del Banco Central de Chile en UF Bond
3.000% due 05/01/2017		725,041	1,281
3.000% due 07/01/2018		1,353,409	2,424
Bonos del Banco Central de Chile en UF Inflation Linked Bond
3.000% due 10/01/2018		36,252	65

			7,280

Total Chile (Cost $25,971)			26,940

		SHARES
CHINA 0.2%

COMMON STOCKS 0.0%
Kweichow Moutai Co. Ltd.		73,736	1,947

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.2%
Sinopec Group Overseas Development Ltd.
1.014% due 04/10/2017		$19,100	19,131

SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	6,280	1,074
China Government International Bond
3.290% due 04/18/2020		14,770	2,331
3.320% due 06/12/2015		1,020	165
3.380% due 05/23/2023		2,000	312
4.080% due 08/22/2023		2,100	344

			4,226

Total China (Cost $24,825)			25,304

COLOMBIA 6.1%

CORPORATE BONDS & NOTES 0.6%
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	12,715,000	6,322
8.375% due 02/01/2021		78,028,000	40,864
Financiera de Desarrollo Territorial S.A. Findeter
7.875% due 08/12/2024		43,308,000	21,879

			69,065

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 5.5%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	22,200,000	$13,850
Colombia Government International Bond
7.750% due 04/14/2021		1,080,000	582
8.250% due 12/22/2014		$4,460	4,530
9.850% due 06/28/2027	COP	23,288,000	14,566
12.000% due 10/22/2015		165,318,000	87,537
Colombian TES
5.000% due 11/21/2018		382,415,400	184,563
6.000% due 04/28/2028		108,859,000	48,146
7.000% due 09/11/2019		43,380,000	22,366
7.000% due 05/04/2022		175,348,900	88,205
7.250% due 06/15/2016		11,298,000	5,777
7.500% due 08/26/2026		83,042,000	42,231
10.000% due 07/24/2024		130,140,000	78,565

			590,918

Total Colombia (Cost $720,083)			659,983

FRANCE 0.1%

CORPORATE BONDS & NOTES 0.1%
BNP Paribas S.A.
0.697% due 05/07/2017		$15,900	15,902

Total France (Cost $15,900)			15,902

GERMANY 0.1%

CORPORATE BONDS & NOTES 0.1%
Deutsche Bank AG
0.705% due 05/30/2017		$13,800	13,820

Total Germany (Cost $13,800)			13,820

HONG KONG 0.2%

CORPORATE BONDS & NOTES 0.2%
CNOOC Finance Ltd.
1.125% due 05/09/2016		$14,300	14,316
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		7,000	7,007

Total Hong Kong (Cost $21,250)			21,323

HUNGARY 0.2%

SOVEREIGN ISSUES 0.2%
Hungary Government International Bond
5.500% due 02/12/2016	HUF	2,758,200	11,803
6.500% due 06/24/2019		441,000	2,014
6.750% due 11/24/2017		478,000	2,177
7.500% due 11/12/2020		1,944,300	9,418

Total Hungary (Cost $28,559)			25,412

INDIA 0.6%

CORPORATE BONDS & NOTES 0.6%
Bank of India
4.750% due 09/30/2015		$250	258
Export-Import Bank of India
4.000% due 08/07/2017		1,000	1,049
4.375% due 02/02/2015		900	909
4.400% due 04/21/2015		6,300	6,410
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		25,625	25,900
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017		5,000	5,136
4.406% due 03/30/2016		600	625

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	45

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Bank of India
2.384% due 01/21/2016		$7,500	$7,478
4.500% due 07/27/2015		11,160	11,459

Total India (Cost $59,052)			59,224

INDONESIA 7.1%

CORPORATE BONDS & NOTES 0.6%
Bank Negara Indonesia Persero Tbk PT
4.125% due 04/27/2017		$8,925	9,215
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017		7,000	7,219
Majapahit Holding BV
7.250% due 06/28/2017		24,717	27,745
7.750% due 10/17/2016		14,500	16,113

			60,292

SOVEREIGN ISSUES 6.5%
Indonesia Government International Bond
5.625% due 05/15/2023	IDR	138,900,000	9,508
6.375% due 04/15/2042		454,596,000	27,394
6.625% due 05/15/2033		83,893,000	5,447
7.000% due 05/15/2027		54,700,000	3,905
8.250% due 07/15/2021		314,200,000	25,613
8.250% due 06/15/2032		1,152,701,000	90,440
8.375% due 03/15/2024		369,678,000	30,225
8.375% due 09/15/2026		420,487,000	34,140
8.375% due 03/15/2034		1,109,293,000	86,246
9.000% due 03/15/2029		190,686,000	15,963
9.500% due 07/15/2023		22,807,000	1,982
9.500% due 07/15/2031		796,300,000	69,598
9.500% due 05/15/2041		333,047,000	28,702
10.000% due 09/15/2024		218,000,000	19,718
10.000% due 02/15/2028		576,198,000	52,959
10.500% due 08/15/2030		996,563,000	93,927
10.500% due 07/15/2038		295,238,000	27,651
11.000% due 11/15/2020		468,548,000	43,394
11.000% due 09/15/2025		164,074,000	16,001
12.800% due 06/15/2021		1,980,000	199
12.900% due 06/15/2022		94,030,000	9,684

			692,696

Total Indonesia (Cost $964,044)			752,988

IRELAND 1.6%

CORPORATE BONDS & NOTES 1.6%
Novatek OAO Via Novatek Finance Ltd.
7.750% due 02/21/2017	RUB	3,223,300	76,871
Russian Railways Via RZD Capital PLC
8.300% due 04/02/2019		3,866,100	89,524
VEB-Leasing Via VEB Leasing Investment Ltd.
5.125% due 05/27/2016		$9,300	9,230
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		200	201

Total Ireland (Cost $241,663)			175,826

ISRAEL 0.1%

CORPORATE BONDS & NOTES 0.1%
Delek & Avner Tamar Bond Ltd.
2.803% due 12/30/2016		$11,200	11,255

Total Israel (Cost $11,200)			11,255

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KAZAKHSTAN 1.0%

CORPORATE BONDS & NOTES 1.0%
Intergas Finance BV
6.375% due 05/14/2017		$23,100	$24,634
KazMunayGas National Co. JSC
11.750% due 01/23/2015		67,775	69,924
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		8,138	8,176

Total Kazakhstan (Cost $102,887)			102,734

LUXEMBOURG 3.5%

CORPORATE BONDS & NOTES 3.5%
ArcelorMittal
4.250% due 02/25/2015		$7,500	7,566
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		600	609
5.092% due 11/29/2015		35,300	35,957
5.364% due 10/31/2014	EUR	200	252
6.212% due 11/22/2016		$10,700	11,101
8.125% due 02/04/2015	EUR	1,700	2,188
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
8.625% due 02/17/2017	RUB	1,482,800	34,734
8.700% due 03/17/2016		6,508,500	157,354
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		$60,750	62,014
7.000% due 01/31/2016	RUB	2,617,000	63,616

Total Luxembourg (Cost $475,108)			375,391

MALAYSIA 5.1%

CORPORATE BONDS & NOTES 0.0%
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		$800	828

SOVEREIGN ISSUES 5.1%
Malaysia Government Bond
3.260% due 03/01/2018	MYR	246,420	74,446
3.314% due 10/31/2017		78,601	23,788
3.418% due 08/15/2022		162,201	47,958
3.480% due 03/15/2023		17,470	5,178
3.492% due 03/31/2020		257,408	77,480
3.502% due 05/31/2027		30,400	8,631
3.580% due 09/28/2018		252,901	77,099
3.814% due 02/15/2017		51,000	15,665
3.844% due 04/15/2033		24,000	6,867
3.892% due 03/15/2027		12,033	3,578
4.012% due 09/15/2017		67,301	20,778
4.127% due 04/15/2032		13,100	3,904
4.160% due 07/15/2021		61,497	19,097
4.181% due 07/15/2024		3,900	1,213
4.262% due 09/15/2016		295,638	91,678
4.378% due 11/29/2019		58,401	18,361
4.392% due 04/15/2026		8,300	2,593
4.498% due 04/15/2030		63,800	20,088
4.709% due 09/15/2026		8,600	2,753
4.837% due 07/15/2025 (d)		7,400	2,413
4.935% due 09/30/2043		31,000	9,757
5.248% due 09/15/2028 (d)		30,000	10,107

			543,432

Total Malaysia (Cost $593,241)			544,260

		SHARES	MARKET VALUE (000S)
MEXICO 2.9%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		742,577	$1

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 1.8%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$200	203
6.450% due 12/05/2022	MXN	626,000	45,347
8.460% due 12/18/2036		141,900	10,336
9.000% due 01/15/2016		142,300	11,218
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		$500	52
9.250% due 06/30/2020 ^		1,200	121
Hipotecaria Su Casita S.A. de C.V.
5.790% due 06/28/2018 ^	MXN	77,488	284
Petroleos Mexicanos
4.875% due 03/15/2015		$7,229	7,370
7.190% due 09/12/2024	MXN	956,500	72,099
9.150% due 03/28/2016		346,924	27,721
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015		$3,005	3,050
8.750% due 01/31/2016	MXN	120,100	9,498
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.788% due 12/09/2014 ^		76,200	709

			188,008

SOVEREIGN ISSUES 1.1%
Mexico Government International Bond
4.750% due 06/14/2018		197,000	14,581
6.500% due 06/10/2021		17,500	1,365
7.750% due 05/29/2031		901,070	74,230
7.750% due 11/23/2034		228,307	18,856
8.000% due 06/11/2020		61,200	5,143
8.500% due 05/31/2029		87,350	7,682

			121,857

Total Mexico (Cost $338,690)			309,866

NETHERLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%
Kazakhstan Temir Zholy Finance BV
7.000% due 05/11/2016		$7,500	8,016
SABIC Capital BV
3.000% due 11/02/2015		200	205
Waha Aerospace BV
3.925% due 07/28/2020		900	948

Total Netherlands (Cost $9,207)			9,169

NIGERIA 2.0%

SOVEREIGN ISSUES 2.0%
Nigeria Government Bond
4.000% due 04/23/2015	NGN	507,800	3,000
7.000% due 10/23/2019		2,279,100	11,356
10.700% due 05/30/2018		554,800	3,268
14.200% due 03/14/2024		1,315,200	8,838
15.100% due 04/27/2017		6,539,170	42,723
16.000% due 06/29/2019		12,767,900	89,262
16.390% due 01/27/2022		8,342,650	60,870

Total Nigeria (Cost $228,784)			219,317

46	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PANAMA 0.1%

SOVEREIGN ISSUES 0.1%
Panama Government International Bond
7.250% due 03/15/2015		$9,222	$9,492

Total Panama (Cost $9,476)			9,492

PERU 1.5%

SOVEREIGN ISSUES 1.5%
Peru Government International Bond
6.850% due 02/12/2042	PEN	38,000	13,304
6.900% due 08/12/2037		78,930	27,632
6.950% due 08/12/2031		171,035	61,606
7.840% due 08/12/2020		104,680	41,331
8.200% due 08/12/2026		18,630	7,693
9.875% due 02/06/2015		$3,250	3,350
9.910% due 05/05/2015	PEN	24,210	8,714

Total Peru (Cost $180,695)			163,630

PHILIPPINES 0.6%

CORPORATE BONDS & NOTES 0.0%
Power Sector Assets & Liabilities Management Corp.
6.875% due 11/02/2016		$900	998

SOVEREIGN ISSUES 0.6%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	1,686,000	37,146
4.950% due 01/15/2021		1,006,000	23,510

			60,656

Total Philippines (Cost $64,796)			61,654

POLAND 10.3%

SOVEREIGN ISSUES 10.3%
Poland Government International Bond
2.500% due 07/25/2018	PLN	410,100	125,059
3.250% due 07/25/2019		206,800	64,978
3.250% due 07/25/2025		229,400	70,620
3.750% due 04/25/2018		68,900	21,912
4.000% due 10/25/2023		183,800	59,973
5.250% due 10/25/2017		564,990	186,505
5.250% due 10/25/2020		148,200	51,508
5.500% due 10/25/2019		1,013,040	351,192
5.750% due 10/25/2021		429,867	154,617
5.750% due 09/23/2022		49,000	17,815

Total Poland (Cost $1,079,754)			1,104,179

QATAR 0.1%

CORPORATE BONDS & NOTES 0.0%
Qatari Diar Finance Co.
3.500% due 07/21/2015		$200	205
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		2,786	2,947

			3,152

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.000% due 01/20/2015		5,400	5,458

Total Qatar (Cost $8,557)			8,610

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ROMANIA 1.4%

SOVEREIGN ISSUES 1.4%
Romania Government International Bond
4.750% due 06/24/2019	RON	158,100	$47,916
5.750% due 04/29/2020		123,800	38,864
5.850% due 04/26/2023		500	160
5.900% due 07/26/2017		22,100	6,830
5.950% due 06/11/2021		160,100	51,463
6.750% due 06/11/2017		12,800	4,029

Total Romania (Cost $154,965)			149,262

RUSSIA 4.0%

CORPORATE BONDS & NOTES 0.3%
ALROSA Finance S.A.
8.875% due 11/17/2014		$5,500	5,543
Lukoil International Finance BV
6.375% due 11/05/2014		500	502
VimpelCom Holdings BV
9.000% due 02/13/2018	RUB	1,232,000	29,548

			35,593

SOVEREIGN ISSUES 3.7%
Russia Government International Bond
3.625% due 04/29/2015		$29,600	29,875
6.200% due 01/31/2018	RUB	462,500	10,734
6.700% due 05/15/2019		3,504,900	80,145
6.800% due 12/11/2019		914,600	21,031
7.000% due 08/16/2023		205,800	4,525
7.050% due 01/19/2028		1,169,200	24,745
7.500% due 02/27/2019		2,427,200	57,615
7.600% due 04/14/2021		3,187,200	74,577
7.600% due 07/20/2022		4,155,300	95,917

			399,164

Total Russia (Cost $570,614)			434,757

SOUTH AFRICA 10.2%

CORPORATE BONDS & NOTES 0.0%
Transnet SOC Ltd.
4.500% due 02/10/2016		$2,030	2,102

SOVEREIGN ISSUES 10.2%
South Africa Government International Bond
6.250% due 03/31/2036	ZAR	385,300	25,662
6.500% due 02/28/2041		553,100	36,924
6.750% due 03/31/2021		431,300	36,054
7.000% due 02/28/2031		1,359,000	102,447
7.250% due 01/15/2020		3,060,740	265,520
7.750% due 02/28/2023		100	9
8.000% due 12/21/2018		3,786,120	341,335
8.000% due 01/31/2030		161,400	13,442
8.250% due 09/15/2017		2,696,570	245,685
8.250% due 03/31/2032		221,400	18,440
8.500% due 01/31/2037		135,500	11,513

			1,097,031

Total South Africa (Cost $1,370,323)			1,099,133

SOUTH KOREA 1.0%

CORPORATE BONDS & NOTES 0.7%
Kookmin Bank
0.705% due 09/14/2015		$12,000	12,000
1.110% due 01/27/2017		3,000	3,024

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Korea Development Bank
0.900% due 02/20/2015		$33,000	$33,079
0.932% due 08/20/2015		8,800	8,813
3.500% due 08/22/2017		1,200	1,261
Korea Electric Power Corp.
3.000% due 10/05/2015		9,200	9,386
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,100	1,123
Shinhan Bank
0.883% due 04/08/2017		4,600	4,616

			73,302

SOVEREIGN ISSUES 0.3%
Export-Import Bank of Korea
0.984% due 01/14/2017		5,200	5,235
1.085% due 09/17/2016		7,700	7,779
2.033% due 03/21/2015		8,600	8,650
5.875% due 01/14/2015		2,100	2,131
Korea Housing Finance Corp.
4.125% due 12/15/2015		7,150	7,410

			31,205

Total South Korea (Cost $104,177)			104,507

SPAIN 0.1%

SOVEREIGN ISSUES 0.1%
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	900	1,343
Xunta de Galicia
5.763% due 04/03/2017		1,000	1,418
6.131% due 04/03/2018		3,000	4,461

Total Spain (Cost $6,552)			7,222

SRI LANKA 0.0%

SOVEREIGN ISSUES 0.0%
Sri Lanka Government International Bond
7.400% due 01/22/2015		$4,300	4,382

Total Sri Lanka (Cost $4,354)			4,382

SWITZERLAND 0.2%

CORPORATE BONDS & NOTES 0.2%
Credit Suisse
0.725% due 05/26/2017		$16,100	16,165

Total Switzerland (Cost $16,100)			16,165

THAILAND 2.1%

SOVEREIGN ISSUES 2.1%
Thailand Government Bond
1.250% due 03/12/2028 (c)	THB	1,267,185	36,180
3.450% due 03/08/2019		243,300	7,651
3.625% due 05/22/2015		1,000,000	31,144
3.625% due 06/16/2023		425,400	13,388
3.650% due 12/17/2021		1,076,000	34,128
3.875% due 06/13/2019		2,932,230	94,307
4.675% due 06/29/2044		1,300	44
5.625% due 01/12/2019		154,000	5,273

Total Thailand (Cost $222,838)			222,115

TURKEY 5.4%

CORPORATE BONDS & NOTES 0.1%
Turkiye Garanti Bankasi A/S
2.734% due 04/20/2016		$6,000	6,024

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	47

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 5.3%
Turkey Government International Bond
3.000% due 01/06/2021 (c)	TRY	149,416	$69,308
3.000% due 07/21/2021 (c)		133,916	62,295
3.000% due 08/02/2023 (c)		60,331	28,475
4.000% due 04/01/2020 (c)		138,388	67,232
6.300% due 02/14/2018		68,600	27,444
7.100% due 03/08/2023		186,400	69,801
8.800% due 11/14/2018		219,300	94,066
8.800% due 09/27/2023		195,300	81,027
10.400% due 03/27/2019		8,900	4,027
10.400% due 03/20/2024		32,400	14,837
10.500% due 01/15/2020		98,030	45,020

			563,532

Total Turkey (Cost $641,896)			569,556

UNITED KINGDOM 0.0%

CORPORATE BONDS & NOTES 0.0%
HBOS PLC
0.933% due 09/06/2017		$2,500	2,500
Mitchells & Butlers Finance PLC
1.013% due 12/15/2030	GBP	424	634

Total United Kingdom (Cost $2,863)			3,134

UNITED STATES 1.7%

ASSET-BACKED SECURITIES 0.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.425% due 04/25/2036		$3,536	3,242
Citibank Omni Master Trust
4.900% due 11/15/2018		4,128	4,152
Credit-Based Asset Servicing and Securitization LLC
0.276% due 07/25/2037		26	17
HSI Asset Securitization Corp. Trust
0.445% due 11/25/2035		1,054	992
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		337	183
SLM Student Loan Trust
0.348% due 01/25/2040	EUR	2,400	2,696

			11,282

CORPORATE BONDS & NOTES 1.6%
AbbVie, Inc.
1.200% due 11/06/2015		$5,800	5,823
Ally Financial, Inc.
2.914% due 07/18/2016		500	505
4.625% due 06/26/2015		32,010	32,535
6.750% due 12/01/2014		400	403
Amgen, Inc.
0.615% due 05/22/2017		11,800	11,835
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		833	835
Bank of America Corp.
3.929% due 10/21/2025	MXN	58,000	4,643
Bank of America N.A.
0.514% due 06/15/2016		$12,000	11,963
Ford Motor Credit Co. LLC
1.483% due 05/09/2016		4,800	4,868
2.750% due 05/15/2015		4,750	4,813
General Motors Financial Co., Inc.
2.750% due 05/15/2016		3,700	3,735
Goldman Sachs Group, Inc.
1.234% due 11/21/2014		1,600	1,602

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Bank N.A.
0.564% due 06/13/2016	$1,000	$1,000
0.654% due 06/02/2017	54,200	54,307
National Rural Utilities Cooperative Finance Corp.
1.000% due 02/02/2015	600	601
PepsiCo, Inc.
0.445% due 02/26/2016	2,000	2,005
SABMiller Holdings, Inc.
1.850% due 01/15/2015	11,962	12,010
Wachovia Corp.
0.604% due 10/15/2016	2,400	2,401
Wells Fargo & Co.
0.534% due 06/02/2017	18,200	18,217
Wells Fargo Bank N.A.
0.619% due 11/03/2014	1,683	1,684

		175,785

MORTGAGE-BACKED SECURITIES 0.0%
Banc of America Funding Trust
2.621% due 03/20/2036	183	169
BCAP LLC Trust
0.325% due 01/25/2037 ^	651	498
Bear Stearns Adjustable Rate Mortgage Trust
2.482% due 02/25/2036 ^	299	245
2.552% due 01/25/2035	31	31
Bear Stearns ALT-A Trust
2.501% due 08/25/2036 ^	503	256
2.617% due 09/25/2035	60	52
Citigroup Mortgage Loan Trust, Inc.
2.258% due 07/25/2046 ^	162	143
2.622% due 03/25/2034	40	41
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	234	198
Countrywide Home Loan Mortgage Pass-Through Trust
2.584% due 09/25/2047 ^	104	94
GSR Mortgage Loan Trust
2.471% due 11/25/2035 ^	205	175
HarborView Mortgage Loan Trust
0.494% due 06/20/2035	1,133	1,100
4.865% due 08/19/2036 ^	59	54
HomeBanc Mortgage Trust
5.330% due 04/25/2037 ^	269	220
Luminent Mortgage Trust
0.335% due 12/25/2036	108	82
MASTR Alternative Loan Trust
0.555% due 03/25/2036	115	34
Morgan Stanley Mortgage Loan Trust
2.179% due 06/25/2036	58	55
Residential Accredit Loans, Inc. Trust
3.564% due 02/25/2036 ^	223	164
Residential Asset Securitization Trust
0.555% due 01/25/2046 ^	263	144
Sequoia Mortgage Trust
2.330% due 01/20/2047 ^	91	80
Structured Adjustable Rate Mortgage Loan Trust
5.037% due 03/25/2036 ^	186	159
WaMu Mortgage Pass-Through Certificates Trust
1.831% due 01/25/2037 ^	183	159
1.941% due 04/25/2037	119	104
2.049% due 12/25/2036 ^	112	99
2.226% due 09/25/2036 ^	195	179
Wells Fargo Mortgage-Backed Securities Trust
0.655% due 07/25/2037	213	182

		4,717

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 07/01/2035 - 12/01/2039		$49	$55

Total United States (Cost $191,205)			191,839

VIRGIN ISLANDS (BRITISH) 0.4%

CORPORATE BONDS & NOTES 0.4%
Cheung Kong Infrastructure Finance BVI Ltd.
0.933% due 06/20/2017		$15,800	15,741
CNPC General Capital Ltd.
1.450% due 04/16/2016		22,400	22,417
Rosneft Finance S.A.
6.250% due 02/02/2015		4,400	4,450
7.500% due 07/18/2016		500	523

Total Virgin Islands (British) (Cost $43,143)			43,131

SHORT-TERM INSTRUMENTS 4.5%

CERTIFICATES OF DEPOSIT 1.4%
Banco do Brasil S.A.
1.211% due 06/29/2015		$15,900	15,904
Bank of China Ltd.
0.000% due 10/17/2014		22,300	22,288
China Construction Bank Corp.
1.700% due 04/16/2015		44,500	44,670
Intesa Sanpaolo SpA
1.650% due 04/07/2015		3,600	3,613
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		44,500	44,501
1.190% due 06/26/2015		23,700	23,702

			154,678

COMMERCIAL PAPER 0.0%
Ford Motor Credit Co.
0.900% due 10/03/2014		4,700	4,700

REPURCHASE AGREEMENTS (e) 0.0%
			4,104

SHORT-TERM NOTES 0.1%
Pacific Gas & Electric Co.
0.433% due 05/11/2015		8,700	8,706

JAPAN TREASURY BILLS 1.6%
0.003% due 12/15/2014	JPY	18,760,000	171,049

MALAYSIA TREASURY BILLS 0.1%
3.144% due 12/04/2014	MYR	28,100	8,517

U.S. TREASURY BILLS 1.3%
0.038% due 10/23/2014 - 04/02/2015 (b)(g)(i)		$139,652	139,637

Total Short-Term Instruments (Cost $495,476)			491,391

Total Investments in Securities (Cost $10,490,028)			9,386,445

48	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 8.6%

SHORT-TERM INSTRUMENTS 8.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.6%
PIMCO Short-Term Floating NAV Portfolio	83,265,001	$833,150
PIMCO Short-Term Floating NAV Portfolio III	8,470,869	84,632

Total Short-Term Instruments (Cost $917,781)		917,782

MARKET VALUE (000S)
Total Investments in Affiliates (Cost $917,781)	$917,782

Total Investments 96.1% (Cost $11,407,809)	$10,304,227

Financial Derivative Instruments (f)(h) (1.0%) (Cost or Premiums, net $3,884)	(106,478)

Other Assets and Liabilities, net 4.9%	528,856

Net Assets 100.0%	$10,726,605

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Malaysia Government Bond	4.837% - 5.248%	07/15/2025 - 09/15/2028	07/30/2014	$12,930	$12,520	0.12%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$4,104	U.S. Treasury Notes 1.500% due 02/28/2019	$(4,189)	$4,104	$4,104

Total Repurchase Agreements						$(4,189)	$4,104	$4,104

(1)	Includes accrued interest.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Freddie Mac	5.000%	10/01/2044	$3,000	$(3,299)	$(3,306)

Total Short Sales					$(3,299)	$(3,306)

As of September 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $13,776 at a weighted average interest rate of (0.695%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$4,104	$0	$0	$0	$4,104	$ (4,189)	$(85)

Master Securities Forward Transaction Agreement
FOB	0	0	0	(3,306)	(3,306)	0	(3,306)

Total Borrowings and Other Financing Transactions	$4,104	$0	$0	$(3,306)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	49

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	06/19/2017	$	81,450	$820	$231	$17	$0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		208,600	(9,028)	(5,053)	254	0
Pay	3-Month ZAR-JIBAR	8.340%	04/17/2024	ZAR	10,000	13	13	0	(4)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MXN	491,800	1,744	(101)	104	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		430,400	(522)	(516)	87	0
Pay	28-Day MXN-TIIE	5.840%	09/14/2021		88,800	(39)	0	0	(4)
Pay	28-Day MXN-TIIE	6.000%	09/02/2022		970,000	(471)	(272)	181	0
Pay	28-Day MXN-TIIE	6.300%	04/26/2024		172,900	(41)	(93)	27	0
Pay	28-Day MXN-TIIE	5.980%	08/26/2024		700	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	6.600%	05/21/2029		484,000	(884)	(1,336)	41	0
Pay	28-Day MXN-TIIE	6.600%	06/28/2029		230,000	(450)	(495)	21	0

						$(8,860)	$(7,624)	$732	$(8)

Total Swap Agreements						$(8,860)	$(7,624)	$732	$(8)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(g)	Securities with an aggregate market value of $13,014 and cash of $1,210 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$732	$732	$0	$0	$(8)	$(8)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2014	$		6,838		IDR	82,392,682	$0	$(108)

BOA	10/2014		BRL	44,931	$		18,360	28	(24)
	10/2014		COP	304,407,093			154,742	4,580	0
	10/2014	$		19,711		BRL	44,931	0	(1,355)
	10/2014			96,828		COP	183,314,529	0	(6,402)
	10/2014			18,120		INR	1,111,118	0	(189)
	10/2014			3,273		JPY	355,513	0	(31)
	10/2014			289		KRW	295,611	0	(10)
	10/2014			2,031		PLN	6,412	0	(97)
	10/2014			322		THB	10,314	0	(4)
	10/2014			6,710		ZAR	72,197	0	(325)
	11/2014		CLP	26,637,511	$		45,663	1,262	0
	11/2014		ILS	44,653			12,187	61	0
	12/2014	$		8,358		MXN	109,829	0	(223)
	01/2015		BRL	101,469	$		43,830	3,415	0

BPS	10/2014			86,433			37,619	2,308	0
	10/2014		RUB	5,548			147	7	0
	10/2014	$		35,943		BRL	86,433	33	(665)
	10/2014			60,448		COP	114,648,278	0	(3,894)
	10/2014			103,961		MXN	1,367,500	0	(2,282)
	10/2014			7,550		MYR	24,141	0	(200)
	10/2014			3,071		PLN	9,754	0	(129)
	10/2014			7,445		THB	239,800	0	(54)
	10/2014			7,986		TRY	17,527	0	(314)
	10/2014			56,523		ZAR	609,069	0	(2,656)

50	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2014		CLP	1,167	$		2	$0	$0
	11/2014	$		45,847		CLP	26,643,837	0	(1,435)
	12/2014		MXN	470,786	$		35,401	531	0
	12/2014	$		523,946		MXN	6,971,900	0	(7,548)
	07/2017		BRL	157,900	$		55,651	5,174	0

BRC	10/2014			96,718			42,702	3,189	0
	10/2014		COP	113,228,556			59,188	3,334	0
	10/2014		IDR	259,236,889			21,951	778	0
	10/2014		INR	406,060			6,578	25	0
	10/2014		PLN	249,575			77,348	2,084	(7)
	10/2014		RON	104,290			30,954	1,154	(3)
	10/2014		RUB	1,165,078			31,590	2,181	0
	10/2014		THB	3,751,284			116,422	802	0
	10/2014		TRY	34,130			15,082	152	(8)
	10/2014	$		39,461		BRL	96,718	52	0
	10/2014			12,300		COP	24,858,300	0	(38)
	10/2014			581		HUF	139,306	0	(15)
	10/2014			18,871		IDR	228,020,091	46	(294)
	10/2014			74,253		INR	4,503,720	0	(1,571)
	10/2014			117,021		MYR	373,512	0	(3,307)
	10/2014			64,142		PHP	2,776,386	0	(2,345)
	10/2014			68,592		PLN	216,108	0	(3,410)
	10/2014			17,615		RUB	644,544	0	(1,356)
	10/2014			62,006		THB	2,000,000	0	(363)
	10/2014			14,965		TRY	33,995	13	(99)
	10/2014			38,225		ZAR	418,161	7	(1,248)
	10/2014		ZAR	2,523,482	$		234,722	11,540	0
	11/2014		RUB	335,244			8,400	0	(9)
	11/2014	$		5,863		BRL	14,488	4	0
	12/2014		MXN	159,050	$		12,169	388	0
	12/2014		PEN	189,595			65,667	814	0
	12/2014		PLN	81,800			26,790	2,166	0
	12/2014	$		34		ILS	122	0	(1)
	12/2014			53,437		MXN	718,540	0	(215)
	12/2014			53,529		PEN	154,592	0	(649)
	04/2015		BRL	4,747	$		1,962	113	0

CBK	10/2014		COP	42,267,559			21,761	911	0
	10/2014		EUR	64,552			84,812	3,279	0
	10/2014		HUF	2,427,516			10,092	231	0
	10/2014		IDR	120,604,680			10,017	167	0
	10/2014		MYR	61,245			19,157	511	0
	10/2014		PLN	53,851			16,536	295	0
	10/2014		RON	7,927			2,316	51	0
	10/2014		RUB	566,599			14,849	560	0
	10/2014		TRY	42,083			18,709	272	0
	10/2014	$		7,389		COP	14,153,188	0	(407)
	10/2014			33,254		KRW	34,316,651	0	(789)
	10/2014			17,317		PLN	55,482	0	(584)
	10/2014			69,066		THB	2,228,115	0	(392)
	10/2014			5,973		TRY	13,089	0	(244)
	10/2014			23,310		ZAR	253,973	0	(848)
	10/2014		ZAR	560,441	$		51,721	2,154	0
	11/2014		ILS	124,708			34,856	989	0
	12/2014		JPY	6,200,000			57,993	1,425	0
	12/2014		MXN	349,092			26,355	498	0
	12/2014	$		15,830		MXN	208,128	0	(414)
	01/2015		MYR	53,736	$		16,423	172	0

DUB	10/2014		BRL	7,606			3,103	0	(4)
	10/2014		COP	289,635,663			147,631	4,809	(51)
	10/2014		IDR	12,473,820			1,058	39	0
	10/2014		JPY	8,485,044			80,688	3,323	0
	10/2014		KRW	235,172			227	5	0
	10/2014		MYR	58,701			18,317	446	0
	10/2014		PHP	3,236,853			73,994	1,947	0
	10/2014		PLN	379,685			117,316	2,804	0
	10/2014		RUB	104,243			2,855	226	0
	10/2014		THB	401,144			12,500	136	0
	10/2014	$		3,309		BRL	7,606	0	(202)
	10/2014			120,492		COP	231,296,685	0	(6,395)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	51

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2014	$		5,571		INR	339,720	$0	$(89)
	10/2014			5,037		KRW	5,120,866	0	(193)
	10/2014			7,310		MYR	23,334	0	(206)
	10/2014			1,764		PLN	5,712	0	(42)
	10/2014			16,754		RON	55,745	0	(819)
	10/2014			8,850		THB	283,070	0	(125)
	10/2014			25,581		ZAR	279,912	0	(825)
	10/2014		ZAR	332,908	$		30,970	1,527	0
	11/2014		CLP	7,895,970			13,383	221	0
	11/2014		ILS	32,423			9,005	200	0
	11/2014		RUB	327,344			8,200	0	(10)
	11/2014	$		47,510		BRL	117,600	109	0
	12/2014		MXN	253,433	$		19,350	579	0
	12/2014		PEN	2,861			986	7	0
	12/2014	$		58,092		COP	118,651,987	96	0
	12/2014			27,420		MXN	359,749	0	(774)
	12/2014			9,031		PEN	26,082	0	(110)
	01/2015		INR	220,050	$		3,527	40	0
	01/2015	$		14,074		MYR	46,009	0	(160)
	02/2015		MYR	14,438	$		4,358	2	0
	09/2015	$		5,220		CNY	31,920	0	(122)

FBF	10/2014		BRL	227,391	$		92,775	0	(123)
	10/2014	$		98,853		BRL	227,391	0	(5,955)
	10/2014			89,166		COP	170,994,110	0	(4,817)
	10/2014			14,624		MYR	46,727	0	(398)
	10/2014			7,312		RUB	283,126	0	(172)
	10/2014			6,990		THB	223,400	0	(104)
	10/2014		ZAR	881,534	$		79,689	1,724	0
	11/2014	$		18,860		CLP	10,949,563	0	(609)
	01/2015		BRL	235,650	$		99,853	5,995	0

GLM	10/2014			5,073			2,070	0	(3)
	10/2014		COP	524,422			263	4	0
	10/2014		INR	623,929			10,168	99	0
	10/2014		JPY	5,556,700			52,840	2,175	0
	10/2014	$		2,205		BRL	5,073	0	(133)
	10/2014			27,711		COP	51,929,633	0	(2,095)
	10/2014			16,927		INR	1,034,431	0	(233)
	10/2014			187,418		MXN	2,462,479	0	(4,323)
	10/2014			112,059		MYR	359,082	0	(2,738)
	10/2014			31,095		PLN	96,500	0	(1,991)
	10/2014			2,728		THB	88,122	0	(12)
	10/2014			45,148		ZAR	488,003	0	(1,988)
	10/2014		ZAR	593,921	$		54,523	1,995	0
	11/2014		ILS	53,166			14,747	309	0
	12/2014			106,608			29,897	934	0
	12/2014		MXN	290,160			22,168	676	0
	12/2014	$		104,180		MXN	1,382,031	0	(1,815)
	01/2015		CNY	5,701	$		895	0	(26)
	01/2015		INR	597,447			9,576	108	0

HUS	10/2014		IDR	74,358,493			6,283	210	0
	10/2014		JPY	3,901,700			36,429	854	0
	10/2014		PLN	261,416			80,610	1,767	0
	10/2014		RUB	261,372			7,150	557	0
	10/2014		THB	744,952			23,200	239	0
	10/2014		TRY	27,010			12,394	572	0
	10/2014	$		3,077		CNY	19,125	34	0
	10/2014			16,334		INR	994,087	0	(291)
	10/2014			22,669		MYR	72,716	0	(531)
	10/2014			237,725		PLN	786,271	123	(710)
	10/2014			11,057		RON	37,034	0	(462)
	10/2014			14,940		THB	477,278	0	(230)
	10/2014			39,576		TRY	86,939	2	(1,508)
	10/2014			97,264		ZAR	1,053,732	0	(4,069)
	10/2014		ZAR	2,028,506	$		187,825	8,420	0
	12/2014	$		8,005		MXN	104,932	0	(233)
	01/2015			895		CNY	5,701	26	0

JPM	10/2014		BRL	600,116	$		261,171	16,000	0
	10/2014		INR	5,083,355			82,226	191	0
	10/2014		KRW	26,542,144			25,182	72	0

52	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2014		NGN	7,294,959	$		44,554	$55	$(23)
	10/2014		PLN	77,249			24,232	923	0
	10/2014		RON	9,032			2,718	137	0
	10/2014		RUB	3,273,346			85,303	2,721	0
	10/2014		THB	1,190,514			36,748	65	(11)
	10/2014		TRY	24,143			11,115	548	0
	10/2014	$		250,170		BRL	600,116	245	(5,245)
	10/2014			2,937		COP	5,511,604	0	(218)
	10/2014			154,842		HUF	35,604,468	0	(10,210)
	10/2014			25,931		MYR	82,655	0	(767)
	10/2014			44,474		NGN	7,294,959	49	0
	10/2014			32,072		RON	111,666	0	(162)
	10/2014			15,152		RUB	568,805	0	(803)
	10/2014			24,977		THB	804,532	0	(180)
	10/2014			383,902		TRY	836,616	0	(17,720)
	10/2014			339,753		ZAR	3,717,164	0	(10,998)
	10/2014		ZAR	1,284,229	$		119,182	5,602	0
	11/2014		NGN	3,104,173			18,756	0	(93)
	11/2014		SGD	10,928			8,780	214	0
	12/2014		JPY	6,986,000			65,496	1,757	0
	12/2014		PEN	6,298			2,179	25	0
	12/2014	$		5,208		PEN	15,062	0	(56)
	01/2015		BRL	233,673	$		98,621	5,550	0
	02/2015		MYR	120,745			36,442	9	0
	02/2015	$		68,031		INR	4,304,325	0	(272)
	02/2015			25,052		KRW	26,542,144	0	(115)
	02/2015			11,167		MXN	149,271	0	(147)
	04/2015		BRL	48,966	$		20,196	1,133	0
	09/2015	$		5,000		CNY	31,950	103	0

MSB	10/2014		BRL	331,080	$		135,770	676	(165)
	10/2014		JPY	12,788,112			123,009	6,409	0
	10/2014	$		144,999		BRL	331,080	0	(9,740)
	10/2014			3,736		COP	7,013,964	0	(276)
	10/2014			48,559		JPY	5,204,500	0	(1,106)
	10/2014			6,680		MYR	21,338	0	(184)
	10/2014			87,522		TRY	192,425	0	(3,298)
	10/2014			7,202		ZAR	76,799	0	(410)
	10/2014		ZAR	21	$		2	0	0
	11/2014	$		6,151		BRL	15,197	3	0
	12/2014		MXN	168,253	$		12,857	395	0
	01/2015		BRL	132,653			56,171	3,336	0

RBC	10/2014			1,136			464	0	(1)
	10/2014	$		502		BRL	1,136	0	(38)
	10/2014			2,503		PLN	7,883	0	(126)
	10/2014			1,574		TRY	3,443	0	(67)
	10/2014			3,318		ZAR	35,856	0	(147)
	12/2014			13,845		MXN	181,886	0	(373)
	01/2015		BRL	65,490	$		28,315	2,231	0

SCX	10/2014		MYR	29,056			9,091	245	0
	10/2014	$		260,957		MYR	837,325	0	(6,038)
	10/2014			68,814		THB	2,216,320	0	(504)

SOG	10/2014		COP	27,938,192	$		14,747	965	0
	10/2014	$		9,082		COP	17,216,747	0	(589)
	10/2014			3,398		HUF	826,573	0	(40)
	10/2014			356		IDR	4,200,444	0	(13)
	10/2014			14,671		ZAR	158,498	0	(653)
	11/2014		ILS	102,764	$		28,583	675	0
	12/2014	$		7,793		MXN	102,116	0	(229)

UAG	10/2014		BRL	808,887	$		343,876	13,425	(10)
	10/2014		CNY	93,346			15,061	0	(127)
	10/2014		IDR	117,265,890			9,942	365	0
	10/2014		INR	2,276,673			37,070	400	0
	10/2014		KRW	322,196			311	6	0
	10/2014		MYR	2,311,604			710,047	6,291	0
	10/2014		THB	366,572			11,450	152	0
	10/2014	$		353,636		BRL	808,887	0	(23,174)
	10/2014			82,562		EUR	64,552	0	(1,030)
	10/2014			48,927		IDR	581,980,886	0	(1,394)
	10/2014			42,142		INR	2,570,341	0	(662)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	53

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2014	$		231,144		JPY	25,171,543	$0	$(1,633)
	10/2014			193,137		MYR	619,776	0	(4,449)
	10/2014			290		PHP	12,552	0	(11)
	10/2014			280,565		THB	9,038,920	0	(1,972)
	10/2014		ZAR	361,681	$		33,943	1,955	0
	11/2014		BRL	33,580			13,961	364	0
	11/2014		EUR	64,552			82,579	1,029	0
	11/2014		JPY	25,171,543			231,199	1,638	0
	11/2014	$		333,199		BRL	790,015	0	(13,303)
	12/2014		JPY	5,574,000	$		52,256	1,399	0
	12/2014		MXN	62,766			4,767	118	0
	01/2015		BRL	90,527			38,980	2,923	0
	01/2015	$		8,158		MYR	26,700	0	(83)
	02/2015			694,397			2,281,435	0	(6,003)
	06/2015		CNY	1,020	$		164	1	0

Total Forward Foreign Currency Contracts								$181,495	$(217,125)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	105.000	11/20/2014	$	64,380	$1,545	$2,838

UAG	Call - OTC USD versus CNH	CNH	6.371	03/03/2015		105,250	791	417
	Put - OTC USD versus CNY	CNY	6.048	03/03/2015		105,250	433	41

							$2,769	$3,296

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index	3,600.000	12/20/2019	EUR	13	$4,718	$4,431

Total Purchased Options						$7,487	$7,727

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	0.990%	10/15/2014	$	6,300	$(20)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	$	25,574	$(696)	$(1,233)
	Call - OTC USD versus COP	COP	2,050.000	12/11/2014		59,500	(519)	(761)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016		29,370	(531)	(394)
	Put - OTC USD versus MXN	MXN	12.850	11/19/2014		43,500	(193)	(36)

BRC	Put - OTC USD versus JPY	JPY	95.000	11/20/2014		64,380	(1,571)	(2)

CBK	Put - OTC USD versus JPY		95.000	09/08/2016		23,030	(480)	(371)
	Call - OTC USD versus MXN	MXN	14.000	11/07/2014		35,800	(188)	(122)

DUB	Call - OTC USD versus JPY	JPY	107.500	10/14/2014		67,016	(460)	(1,410)

GLM	Call - OTC USD versus COP	COP	2,050.000	12/11/2014		42,500	(384)	(544)
	Put - OTC USD versus ILS	ILS	3.420	11/13/2014		15,200	(71)	(1)
	Call - OTC USD versus ILS		3.555	11/13/2014		15,200	(66)	(530)
	Put - OTC USD versus MXN	MXN	12.730	10/16/2014		17,600	(66)	0
	Call - OTC USD versus ZAR	ZAR	11.200	11/06/2014		52,800	(306)	(1,124)

JPM	Call - OTC USD versus BRL	BRL	2.384	10/21/2014		92,400	(492)	(3,495)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		22,470	(574)	(132)

MSB	Call - OTC USD versus BRL	BRL	2.385	10/20/2014		800	(4)	(30)

54	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
UAG	Call - OTC USD versus INR	JPY	68.000	06/01/2015	$	10,310	$(182)	$(142)
	Put - OTC USD versus KRW	KRW	1,013.000	10/16/2014		36,515	(139)	0
	Call - OTC USD versus KRW		1,062.000	10/16/2014		36,532	(194)	(188)

							$(7,116)	$(10,515)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	13	$(4,639)	$(4,793)

Total Written Options						$(11,775)	$(15,309)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	$866,428	EUR	0	$(8,699)
Sales	1,338,382		13	(14,713)
Closing Buys	(552,678)		0	5,128
Expirations	(784,685)		0	5,305
Exercised	(170,650)		0	1,204

Balance at End of Period	$696,797	EUR	13	$(11,775)

SWAP AGREEMENTS:

ASSET SWAPS

Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BRC	Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	10/17/2014	$ 67,470	$(2,347)	$(17,546)	$0	$(19,893)
CBK	Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	30,052	915	354	1,269	0
DUB	Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	4,066	(455)	(729)	0	(1,184)

						$(1,887)	$(17,921)	$1,269	$(21,077)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Colombia Government International Bond	1.000%	03/20/2016	0.394%	$ 1,000	$5	$4	$9	$0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%	4,600	(9)	29	20	0
	Export-Import Bank of China	1.000%	09/20/2016	0.554%	700	(20)	26	6	0
	South Africa Government International Bond	1.000%	06/20/2015	0.555%	102,300	589	(233)	356	0

BPS	South Africa Government International Bond	1.000%	09/20/2015	0.620%	13,200	88	(36)	52	0

BRC	Colombia Government International Bond	1.000%	06/20/2019	0.911%	11,200	12	36	48	0
	South Africa Government International Bond	1.000%	06/20/2015	0.555%	9,200	46	(14)	32	0
	South Africa Government International Bond	1.000%	09/20/2015	0.620%	4,400	30	(12)	18	0
	Turkey Government International Bond	1.000%	03/20/2015	0.754%	21,400	66	(36)	30	0
	Ukraine Government International Bond	5.000%	12/20/2014	21.895%	1,400	(34)	(16)	0	(50)

CBK	Rosneft Oil Co. Via Rosneft International Finance Ltd.	1.000%	03/20/2015	2.449%	32,000	(833)	622	0	(211)

DUB	Brazil Government International Bond	1.000%	03/20/2016	0.768%	900	(2)	5	3	0
	South Africa Government International Bond	1.000%	09/20/2015	0.620%	4,600	28	(10)	18	0

FBF	Colombia Government International Bond	1.000%	03/20/2016	0.394%	700	4	3	7	0
	Qatar Government International Bond	1.000%	03/20/2016	0.226%	25,000	(153)	446	293	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	55

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
GST	Brazil Government International Bond	1.000%	03/20/2016	0.768%	$ 15,800	$(24)	$82	$58	$0
	Colombia Government International Bond	1.000%	03/20/2016	0.394%	900	5	3	8	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2015	2.391%	6,000	3	(41)	0	(38)
	Russia Government International Bond	1.000%	03/20/2016	2.158%	6,000	(16)	(83)	0	(99)

HUS	Colombia Government International Bond	1.000%	03/20/2016	0.394%	17,300	113	47	160	0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%	12,800	(32)	86	54	0
	Qatar Government International Bond	1.000%	06/20/2016	0.235%	500	(4)	10	6	0

JPM	Colombia Government International Bond	1.000%	06/20/2019	0.911%	8,200	40	(5)	35	0
	Russia Government International Bond	1.000%	03/20/2016	2.158%	14,300	(42)	(195)	0	(237)

MYC	Brazil Government International Bond	1.000%	03/20/2016	0.768%	10,300	(2)	40	38	0
	Export-Import Bank of China	1.000%	09/20/2016	0.554%	1,000	(27)	36	9	0
	Qatar Government International Bond	1.000%	06/20/2016	0.235%	13,000	(4)	180	176	0
	Russia Government International Bond	1.000%	03/20/2015	2.026%	8,500	23	(62)	0	(39)

						$(150)	$912	$1,436	$(674)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.420%	01/02/2017	BRL	365,800	$423	$(11,163)	$0	$(10,740)
	Pay	1-Year BRL-CDI	8.910%	01/02/2017		79,200	80	(1,986)	0	(1,906)
	Pay	1-Year BRL-CDI	11.000%	01/04/2021		120,300	352	(1,950)	0	(1,598)
	Pay	3-Month COP-IBR Compounded-OIS	5.310%	08/29/2019	COP	2,970,000	0	(2)	0	(2)
	Pay	3-Month MYR-KLIBOR	4.160%	07/22/2020	MYR	130,500	0	255	255	0
	Pay	3-Month MYR-KLIBOR	4.170%	07/27/2020		81,600	(6)	175	169	0
	Pay	6-Month THB-THBFIX	3.320%	11/12/2018	THB	85,000	0	86	86	0
	Pay	6-Month THB-THBFIX	3.390%	11/13/2018		81,000	0	90	90	0
	Pay	6-Month THB-THBFIX	3.320%	07/27/2020		1,382,300	0	1,083	1,083	0
	Pay	28-Day MXN-TIIE	6.960%	07/27/2020	MXN	210,000	567	462	1,029	0

BPS	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	103,000	(50)	170	120	0
	Pay	6-Month THB-THBFIX	3.480%	01/14/2021	THB	456,100	0	483	483	0
	Pay	6-Month THB-THBFIX	3.415%	01/21/2021		291,760	(1)	271	270	0
	Pay	6-Month THB-THBFIX	3.385%	01/23/2021		266,600	(1)	233	232	0

BRC	Pay	1-Year BRL-CDI	8.180%	01/02/2017	BRL	97,400	(260)	(2,917)	0	(3,177)
	Pay	3-Month MYR-KLIBOR	3.720%	06/14/2015	MYR	83,000	0	(5)	0	(5)
	Pay	3-Month MYR-KLIBOR	3.175%	07/09/2017		39,930	0	(217)	0	(217)
	Pay	3-Month ZAR-JIBAR	7.250%	12/18/2018	ZAR	454,300	9	(403)	0	(394)
	Pay	3-Month ZAR-JIBAR	7.500%	12/17/2019		170,600	58	(232)	0	(174)
	Pay	3-Month ZAR-JIBAR	6.500%	03/20/2020		579,200	85	(2,936)	0	(2,851)
	Pay	3-Month ZAR-JIBAR	7.545%	09/17/2020		99,000	(6)	(107)	0	(113)
	Pay	3-Month ZAR-JIBAR	8.000%	12/18/2023		571,800	230	(736)	0	(506)
	Pay	6-Month HUF-BBR	6.150%	09/15/2015	HUF	4,689,200	97	633	730	0
	Pay	6-Month THB-THBFIX	3.395%	06/22/2020	THB	285,000	0	279	279	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MXN	330,000	568	1,777	2,345	0
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		243,255	20	(123)	0	(103)
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022		355,000	1,566	(418)	1,148	0
	Pay	28-Day MXN-TIIE	7.755%	02/02/2034		4,900	0	28	28	0

CBK	Pay	3-Month MYR-KLIBOR	3.360%	04/17/2018	MYR	96,080	(1)	(512)	0	(513)
	Pay	3-Month MYR-KLIBOR	3.325%	04/24/2018		61,900	0	(355)	0	(355)
	Pay	3-Month ZAR-JIBAR	6.500%	11/16/2016	ZAR	47,100	(13)	(27)	0	(40)
	Pay	6-Month PLN-WIBOR	4.650%	11/16/2016	PLN	31,100	(4)	667	663	0
	Pay	6-Month THB-THBFIX	3.390%	01/29/2015	THB	1,088,000	62	175	237	0
	Pay	6-Month THB-THBFIX	3.520%	01/13/2021		36,700	0	42	42	0
	Pay	6-Month THB-THBFIX	3.480%	01/14/2021		243,000	0	257	257	0
	Pay	6-Month THB-THBFIX	3.410%	01/15/2021		177,700	(1)	166	165	0

56	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	6-Month THB-THBFIX	3.420%	01/17/2021		483,840	$0	$457	$457	$0
	Pay	28-Day MXN-TIIE	8.050%	12/26/2018	MXN	50	0	0	0	0

DUB	Pay	1-Year BRL-CDI	9.210%	01/02/2017	BRL	107,800	0	(2,293)	0	(2,293)
	Pay	3-Month MYR-KLIBOR	3.175%	07/09/2017	MYR	45,000	0	(244)	0	(244)
	Pay	3-Month MYR-KLIBOR	3.335%	04/19/2018		47,916	0	(269)	0	(269)
	Pay	3-Month MYR-KLIBOR	4.020%	09/20/2020		95,600	(6)	(67)	0	(73)
	Pay	6-Month THB-THBFIX	3.350%	11/08/2018	THB	99,000	0	104	104	0
	Pay	6-Month THB-THBFIX	3.340%	11/11/2018		73,000	0	76	76	0
	Pay	6-Month THB-THBFIX	3.370%	11/14/2018		81,000	0	82	82	0
	Pay	6-Month THB-THBFIX	3.480%	01/14/2021		157,700	0	167	167	0
	Pay	6-Month THB-THBFIX	3.410%	01/15/2021		126,900	(1)	119	118	0
	Pay	6-Month THB-THBFIX	3.410%	01/21/2021		255,630	(1)	235	234	0
	Pay	6-Month THB-THBFIX	3.390%	01/23/2021		236,600	(1)	209	208	0

FBF	Pay	28-Day MXN-TIIE	6.350%	09/01/2023	MXN	267,000	24	148	172	0

GLM	Pay	1-Year BRL-CDI	8.720%	01/02/2017	BRL	29,100	80	(848)	0	(768)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		9,200	(18)	(18)	0	(36)
	Pay	3-Month COP-IBR Compounded-OIS	6.200%	03/21/2024	COP	33,520,000	(9)	(50)	0	(59)
	Pay	28-Day MXN-TIIE	5.750%	09/11/2020	MXN	1,389,000	(494)	789	295	0
	Pay	28-Day MXN-TIIE	7.220%	08/25/2028		180,800	(34)	596	562	0
	Pay	28-Day MXN-TIIE	7.245%	09/06/2028		100,000	(1)	318	317	0

GST	Pay	3-Month ZAR-JIBAR	7.500%	06/19/2018	ZAR	93,400	(24)	46	22	0
	Pay	3-Month ZAR-JIBAR	7.250%	12/18/2018		225,800	(69)	(127)	0	(196)
	Pay	3-Month ZAR-JIBAR	7.500%	12/17/2019		201,400	66	(273)	0	(207)

HUS	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	560,800	1,345	(536)	809	0
	Pay	1-Year BRL-CDI	8.320%	01/02/2017		531,100	672	(16,983)	0	(16,311)
	Pay	3-Month COP-IBR Compounded-OIS	6.200%	03/21/2024	COP	33,140,000	(9)	(50)	0	(59)
	Pay	3-Month PLN-WIBOR	2.745%	12/17/2024	PLN	47,300	0	(139)	0	(139)
	Pay	3-Month ZAR-JIBAR	7.500%	12/18/2018	ZAR	563,800	(100)	66	0	(34)
	Pay	3-Month ZAR-JIBAR	7.750%	12/17/2019		485,000	95	0	95	0
	Pay	3-Month ZAR-JIBAR	7.500%	06/19/2023		306,700	(515)	(536)	0	(1,051)
	Pay	6-Month HUF-BBR	6.150%	09/15/2015	HUF	8,385,000	(95)	1,402	1,307	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MXN	194,800	316	1,068	1,384	0
	Pay	28-Day MXN-TIIE	6.750%	08/31/2021		52,700	(3)	199	196	0
	Pay	28-Day MXN-TIIE	5.500%	02/22/2023		434,400	(33)	(1,429)	0	(1,462)

JPM	Pay	3-Month COP-IBR Compounded-OIS	5.220%	03/13/2019	COP	5,000,000	(1)	(2)	0	(3)
	Pay	3-Month MYR-KLIBOR	3.720%	06/11/2015	MYR	64,000	0	(4)	0	(4)
	Pay	3-Month MYR-KLIBOR	3.370%	08/17/2016		462,100	97	(1,115)	0	(1,018)
	Pay	3-Month MYR-KLIBOR	3.330%	04/19/2018		40,940	0	(232)	0	(232)
	Pay	3-Month MYR-KLIBOR	4.260%	11/02/2020		18,600	0	61	61	0
	Pay	3-Month ZAR-JIBAR	6.500%	03/20/2020	ZAR	464,400	113	(2,399)	0	(2,286)
	Pay	3-Month ZAR-JIBAR	8.000%	06/19/2023		118,200	(132)	58	0	(74)
	Pay	3-Month ZAR-JIBAR	7.750%	12/18/2023		301,100	(32)	(673)	0	(705)
	Pay	6-Month HUF-BBR	6.000%	09/15/2015	HUF	4,380,900	0	656	656	0
	Pay	6-Month HUF-BBR	6.150%	09/15/2015		300,000	(8)	55	47	0
	Pay	6-Month THB-THBFIX	3.480%	08/19/2016	THB	5,055,400	328	3,763	4,091	0
	Pay	6-Month THB-THBFIX	3.320%	07/29/2020		413,900	(4)	327	323	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023	MXN	7,000	(42)	35	0	(7)
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		525,600	(12)	2,154	2,142	0

MYC	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	234,400	604	(266)	338	0
	Pay	1-Year BRL-CDI	8.220%	01/02/2017		9,100	(5)	(287)	0	(292)
	Pay	1-Year BRL-CDI	8.630%	01/02/2017		43,100	3	(1,237)	0	(1,234)
	Pay	1-Year BRL-CDI	8.640%	01/02/2017		478,400	2,851	(14,814)	0	(11,963)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		53,300	(253)	0	0	(253)
	Pay	3-Month ZAR-JIBAR	6.950%	08/10/2016	ZAR	372,600	(13)	73	60	0
	Pay	6-Month CLP-CHILIBOR	4.410%	04/24/2019	CLP	1,200,000	(1)	67	66	0
	Pay	6-Month HUF-BBR	6.180%	08/24/2020	HUF	2,950,000	0	1,994	1,994	0
	Pay	28-Day MXN-TIIE	7.850%	05/28/2021	MXN	340,000	18	2,836	2,854	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		456,750	142	1,433	1,575	0
	Pay	28-Day MXN-TIIE	5.000%	02/22/2023		407,600	(366)	(2,041)	0	(2,407)

SOG	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	586,400	1,563	(717)	846	0

UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017		17,400	(18)	(545)	0	(563)
	Pay	1-Year BRL-CDI	8.590%	01/02/2017		75,000	0	(2,183)	0	(2,183)
	Pay	1-Year BRL-CDI	8.900%	01/02/2017		297,500	418	(7,612)	0	(7,194)

							$10,209	$(55,153)	$31,369	$(76,313)

Total Swap Agreements							$8,172	$(72,162)	$34,074	$(98,064)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	57

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(i)	Securities with an aggregate market value of $126,559 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
AZD	$0	$0	$0	$0	$(108)	$0	$0	$(108)	$(108)	$0	$(108)
BOA	9,346	0	3,103	12,449	(8,660)	(2,425)	(14,246)	(25,331)	(12,882)	13,257	375
BPS	8,053	0	1,157	9,210	(19,177)	0	0	(19,177)	(9,967)	11,401	1,434
BRC	28,842	2,838	4,658	36,338	(14,938)	(2)	(27,483)	(42,423)	(6,085)	6,704	619
CBK	11,515	0	3,090	14,605	(3,678)	(493)	(1,119)	(5,290)	9,315	(8,777)	538
DUB	16,516	0	1,010	17,526	(10,127)	(1,410)	(4,063)	(15,600)	1,926	(1,350)	576
FBF	7,719	4,431	472	12,622	(12,178)	(4,793)	0	(16,971)	(4,349)	4,420	71
GLM	6,300	0	1,174	7,474	(15,357)	(2,199)	(863)	(18,419)	(10,945)	12,868	1,923
GST	0	0	88	88	0	0	(540)	(540)	(452)	290	(162)
HUS	12,804	0	4,011	16,815	(8,034)	0	(19,056)	(27,090)	(10,275)	11,015	740
JPM	35,399	0	7,355	42,754	(47,020)	(3,627)	(4,566)	(55,213)	(12,459)	12,620	161
MSB	10,819	0	0	10,819	(15,179)	(30)	0	(15,209)	(4,390)	4,540	150
MYC	0	0	7,110	7,110	0	0	(16,188)	(16,188)	(9,078)	7,598	(1,480)
RBC	2,231	0	0	2,231	(752)	0	0	(752)	1,479	(1,340)	139
SCX	245	0	0	245	(6,542)	0	0	(6,542)	(6,297)	5,779	(518)
SOG	1,640	0	846	2,486	(1,524)	0	0	(1,524)	962	(840)	122
UAG	30,066	458	0	30,524	(53,851)	(330)	(9,940)	(64,121)	(33,597)	34,006	409

Total Over the Counter	$181,495	$7,727	$34,074	$223,296	$(217,125)	$(15,309)	$(98,064)	$(330,498)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$732	$732

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$181,495	$0	$181,495
Purchased Options	0	0	4,431	3,296	0	7,727
Swap Agreements	0	2,707	0	0	31,367	34,074

	$0	$2,707	$4,431	$184,791	$31,367	$223,296

	$0	$2,707	$4,431	$184,791	$32,099	$224,028

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$8	$8

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$217,125	$0	$217,125
Written Options	0	1	4,793	10,515	0	15,309
Swap Agreements	0	21,751	0	0	76,313	98,064

	$0	$21,752	$4,793	$227,640	$76,313	$330,498

	$0	$21,752	$4,793	$227,640	$76,321	$330,506

58	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(5,346)	$(5,346)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$127,401	$0	$127,401
Purchased Options	0	0	0	(712)	(1,521)	(2,233)
Written Options	0	0	0	9,226	0	9,226
Swap Agreements	0	3,955	0	32	(12,633)	(8,646)

	$0	$3,955	$0	$135,947	$(14,154)	$125,748

	$0	$3,955	$0	$135,947	$(19,500)	$120,402

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(5,872)	$(5,872)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(119,135)	$0	$(119,135)
Purchased Options	0	0	(287)	1,007	0	720
Written Options	0	19	(154)	(7,234)	0	(7,369)
Swap Agreements	0	(5,584)	0	(7)	75,030	69,439

	$0	$(5,565)	$(441)	$(125,369)	$75,030	$(56,345)

	$0	$(5,565)	$(441)	$(125,369)	$69,158	$(62,217)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$934	$0	$934
Brazil
Corporate Bonds & Notes	0	237,214	0	237,214
Sovereign Issues	0	1,103,297	0	1,103,297
Cayman Islands
Asset-Backed Securities	0	5,586	875	6,461
Corporate Bonds & Notes	0	5,666	0	5,666
Chile
Corporate Bonds & Notes	0	19,660	0	19,660
Sovereign Issues	0	7,280	0	7,280
China
Common Stocks	1,947	0	0	1,947
Corporate Bonds & Notes	0	19,131	0	19,131
Sovereign Issues	0	4,226	0	4,226
Colombia
Corporate Bonds & Notes	0	69,065	0	69,065
Sovereign Issues	0	590,918	0	590,918
France
Corporate Bonds & Notes	0	15,902	0	15,902
Germany
Corporate Bonds & Notes	0	13,820	0	13,820
Hong Kong
Corporate Bonds & Notes	0	21,323	0	21,323
Hungary
Sovereign Issues	0	25,412	0	25,412
India
Corporate Bonds & Notes	0	59,224	0	59,224
Indonesia
Corporate Bonds & Notes	0	60,292	0	60,292
Sovereign Issues	0	692,696	0	692,696
Ireland
Corporate Bonds & Notes	0	175,826	0	175,826
Israel
Corporate Bonds & Notes	0	11,255	0	11,255

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Kazakhstan
Corporate Bonds & Notes	$0	$102,734	$0	$102,734
Luxembourg
Corporate Bonds & Notes	0	375,391	0	375,391
Malaysia
Corporate Bonds & Notes	0	828	0	828
Sovereign Issues	0	543,432	0	543,432
Mexico
Common Stocks	0	0	1	1
Corporate Bonds & Notes	0	187,724	284	188,008
Sovereign Issues	0	121,857	0	121,857
Netherlands
Corporate Bonds & Notes	0	9,169	0	9,169
Nigeria
Sovereign Issues	0	219,317	0	219,317
Panama
Sovereign Issues	0	9,492	0	9,492
Peru
Sovereign Issues	0	163,630	0	163,630
Philippines
Corporate Bonds & Notes	0	998	0	998
Sovereign Issues	0	60,656	0	60,656
Poland
Sovereign Issues	0	1,104,179	0	1,104,179
Qatar
Corporate Bonds & Notes	0	3,152	0	3,152
Sovereign Issues	0	5,458	0	5,458
Romania
Sovereign Issues	0	149,262	0	149,262
Russia
Corporate Bonds & Notes	0	35,593	0	35,593
Sovereign Issues	0	399,164	0	399,164
South Africa
Corporate Bonds & Notes	0	2,102	0	2,102
Sovereign Issues	0	1,097,031	0	1,097,031

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	59

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

September 30, 2014 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
South Korea
Corporate Bonds & Notes	$0	$73,302	$0	$73,302
Sovereign Issues	0	31,205	0	31,205
Spain
Sovereign Issues	0	7,222	0	7,222
Sri Lanka
Sovereign Issues	0	4,382	0	4,382
Switzerland
Corporate Bonds & Notes	0	16,165	0	16,165
Thailand
Sovereign Issues	0	222,115	0	222,115
Turkey
Corporate Bonds & Notes	0	6,024	0	6,024
Sovereign Issues	0	563,532	0	563,532
United Kingdom
Corporate Bonds & Notes	0	3,134	0	3,134
United States
Asset-Backed Securities	0	11,282	0	11,282
Corporate Bonds & Notes	0	171,142	4,643	175,785
Mortgage-Backed Securities	0	4,717	0	4,717
U.S. Government Agencies	0	55	0	55
Virgin Islands (British)
Corporate Bonds & Notes	0	43,131	0	43,131
Short-Term Instruments
Certificates of Deposit	0	154,678	0	154,678
Commercial Paper	0	4,700	0	4,700
Repurchase Agreements	0	4,104	0	4,104
Short-Term Notes	0	8,706	0	8,706
Japan Treasury Bills	0	171,049	0	171,049
Malaysia Treasury Bills	0	8,517	0	8,517
U.S. Treasury Bills	0	139,637	0	139,637
	$1,947	$9,378,695	$5,803	$9,386,445

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$917,782	$0	$0	$917,782

Total Investments	$919,729	$9,378,695	$5,803	$10,304,227

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,306)	$0	$(3,306)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	732	0	732
Over the counter	0	223,296	0	223,296
	$0	$224,028	$0	$224,028

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(8)	0	(8)
Over the counter	0	(330,498)	0	(330,498)
	$0	$(330,506)	$0	$(330,506)

Totals	$919,729	$9,268,911	$5,803	$10,194,443

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

60	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Bond Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.8%

ARGENTINA 0.1%

SOVEREIGN ISSUES 0.1%
Argentina Bonar Bonds
8.750% due 05/07/2024	$7,460	$6,509

Total Argentina (Cost $6,485)		6,509

AZERBAIJAN 0.3%

SOVEREIGN ISSUES 0.3%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024	$15,200	15,580

Total Azerbaijan (Cost $14,916)		15,580

BRAZIL 9.5%

CORPORATE BONDS & NOTES 8.7%
Banco BTG Pactual S.A.
4.000% due 01/16/2020	$3,300	3,127
Banco do Brasil S.A.
3.875% due 10/10/2022	34,850	32,410
6.000% due 01/22/2020	23,975	26,463
9.250% due 04/15/2023 (e)(g)	2,500	2,575
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019	510	519
Braskem Finance Ltd.
7.000% due 05/07/2020	692	763
Brazil Minas SPE Via State of Minas Gerais
5.333% due 02/15/2028	14,600	14,491
BRF S.A.
4.750% due 05/22/2024	10,300	10,171
Caixa Economica Federal
3.500% due 11/07/2022	14,900	13,540
4.250% due 05/13/2019	20,300	20,249
4.500% due 10/03/2018	6,500	6,650
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021	21,235	21,580
6.875% due 07/30/2019	36,250	39,512
CSN Islands Corp.
6.875% due 09/21/2019	11,810	12,489
Petrobras Global Finance BV
5.625% due 05/20/2043	8,900	7,934
6.250% due 03/17/2024	10,400	10,897
Petrobras International Finance Co. S.A.
5.375% due 01/27/2021	4,400	4,466
5.750% due 01/20/2020	35,046	36,764
6.750% due 01/27/2041	2,600	2,628
6.875% due 01/20/2040	3,600	3,754
7.875% due 03/15/2019	92,760	106,808
Samarco Mineracao S.A.
5.750% due 10/24/2023	8,900	9,171
Vale Overseas Ltd.
6.875% due 11/21/2036	700	793
8.250% due 01/17/2034	1,755	2,219

		389,973

SOVEREIGN ISSUES 0.8%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018	6,960	7,656
6.500% due 06/10/2019	3,580	4,041
Brazil Government International Bond
5.000% due 01/27/2045	20,150	19,042
5.625% due 01/07/2041	1,350	1,401

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023	BRL	9,118	$3,320

			35,460

Total Brazil (Cost $431,982)			425,433

CAYMAN ISLANDS 2.1%

CORPORATE BONDS & NOTES 2.1%
Baidu, Inc.
3.500% due 11/28/2022		$15,000	14,643
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		3,800	4,122
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		20,320	22,563
Interoceanica Finance Ltd.
0.000% due 11/30/2018		4,588	4,220
0.000% due 05/15/2030		7,400	3,700
Mongolian Mining Corp.
8.875% due 03/29/2017		2,250	1,417
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		38,298	39,600
Odebrecht Offshore Drilling Finance Ltd.
6.750% due 10/01/2022		2,046	2,128

Total Cayman Islands (Cost $91,427)			92,393

CHILE 2.2%

CORPORATE BONDS & NOTES 2.2%
Banco del Estado de Chile
3.875% due 02/08/2022		$200	202
Banco Santander Chile
3.875% due 09/20/2022		19,910	19,684
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		1,900	1,964
7.250% due 07/29/2019		7,100	8,350
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		13,600	12,322
Corpbanca S.A.
3.875% due 09/22/2019		10,000	10,073
E.CL S.A.
5.625% due 01/15/2021		10,500	11,531
Empresa de Transporte de Pasajeros Metro S.A.
4.750% due 02/04/2024		4,500	4,682
ENTEL Chile S.A.
4.875% due 10/30/2024		17,500	17,985
GNL Quintero S.A.
4.634% due 07/31/2029		14,000	13,991

			100,784

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
3.625% due 10/30/2042		2,200	1,936

Total Chile (Cost $99,849)			102,720

		SHARES
CHINA 0.7%

COMMON STOCKS 0.0%
Kweichow Moutai Co. Ltd.		41,459	1,095

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.6%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$9,700	$10,088
Sinopec Group Overseas Development Ltd.
4.875% due 05/17/2042		10,510	11,059
State Grid Overseas Investment Ltd.
4.125% due 05/07/2024		4,600	4,727

			25,874

SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	3,510	600
China Government International Bond
3.290% due 04/18/2020		8,250	1,302
3.320% due 06/12/2015		570	93
3.380% due 05/23/2023		1,200	187
4.080% due 08/22/2023		1,100	180
Export-Import Bank of China
3.625% due 07/31/2024		$1,500	1,482

			3,844

Total China (Cost $29,602)			30,813

COLOMBIA 2.5%

CORPORATE BONDS & NOTES 1.8%
Bancolombia S.A.
5.950% due 06/03/2021		$1,250	1,378
Ecopetrol S.A.
5.875% due 09/18/2023		8,200	9,071
5.875% due 05/28/2045		15,900	16,190
7.375% due 09/18/2043		15,200	18,400
7.625% due 07/23/2019		30,480	36,338

			81,377

SOVEREIGN ISSUES 0.7%
Colombia Government International Bond
6.125% due 01/18/2041		14,015	16,489
7.375% due 09/18/2037		8,175	10,975
8.125% due 05/21/2024		4,100	5,453

			32,917

Total Colombia (Cost $109,641)			114,294

COSTA RICA 0.5%

SOVEREIGN ISSUES 0.5%
Costa Rica Government International Bond
4.250% due 01/26/2023		$12,430	11,529
4.375% due 04/30/2025		4,000	3,650
5.625% due 04/30/2043		6,300	5,449

Total Costa Rica (Cost $22,661)			20,628

EL SALVADOR 2.0%

SOVEREIGN ISSUES 2.0%
El Salvador Government International Bond
5.875% due 01/30/2025		$20,900	20,639
6.375% due 01/18/2027		7,100	7,135
7.375% due 12/01/2019		8,800	9,834
7.625% due 09/21/2034		3,070	3,346
7.625% due 02/01/2041		20,050	21,303
7.650% due 06/15/2035		18,630	19,888
7.750% due 01/24/2023		500	564
8.250% due 04/10/2032		7,210	8,382

Total El Salvador (Cost $94,686)			91,091

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	61

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GABON 0.2%

SOVEREIGN ISSUES 0.2%
Gabonese Republic
6.375% due 12/12/2024	$7,204	$7,708

Total Gabon (Cost $7,214)		7,708

GHANA 0.3%

SOVEREIGN ISSUES 0.3%
Republic of Ghana
8.125% due 01/18/2026	$11,100	11,155

Total Ghana (Cost $11,007)		11,155

GUATEMALA 0.6%

SOVEREIGN ISSUES 0.6%
Guatemala Government Bond
4.875% due 02/13/2028	$4,300	4,418
5.750% due 06/06/2022	20,100	22,261

Total Guatemala (Cost $25,047)		26,679

GUERNSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	$2,448	2,605

Total Guernsey, Channel Islands (Cost $2,448)		2,605

HONG KONG 0.6%

CORPORATE BONDS & NOTES 0.6%
CNOOC Finance Ltd.
3.000% due 05/09/2023	$15,500	14,435
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	5,200	5,282
Nexen Energy ULC
6.400% due 05/15/2037	1,130	1,382
7.500% due 07/30/2039	3,370	4,663

Total Hong Kong (Cost $26,162)		25,762

INDIA 0.1%

CORPORATE BONDS & NOTES 0.1%
Indian Railway Finance Corp. Ltd.
4.406% due 03/30/2016	$200	208
ONGC Videsh Ltd.
3.750% due 05/07/2023	5,400	5,204

Total India (Cost $5,062)		5,412

INDONESIA 6.8%

CORPORATE BONDS & NOTES 3.2%
Majapahit Holding BV
7.750% due 01/20/2020	$32,607	37,905
7.875% due 06/29/2037	2,250	2,666
8.000% due 08/07/2019	6,900	8,090
Pelabuhan Indonesia PT
4.875% due 10/01/2024 (a)	7,200	7,137
Pertamina Persero PT
4.300% due 05/20/2023	21,000	20,003
6.000% due 05/03/2042	31,458	30,200
6.450% due 05/30/2044	25,600	25,920
Perusahaan Listrik Negara PT
5.500% due 11/22/2021	10,270	10,758

		142,679

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 3.6%
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	8,100	$10,358
4.625% due 04/15/2043		$27,400	24,249
5.375% due 10/17/2023		8,700	9,331
5.875% due 03/13/2020		8,008	8,819
6.625% due 02/17/2037		6,360	7,234
6.750% due 01/15/2044		39,200	45,962
7.750% due 01/17/2038		7,225	9,212
8.500% due 10/12/2035		2,400	3,258
11.625% due 03/04/2019		32,800	43,788

			162,211

Total Indonesia (Cost $301,374)			304,890

IRELAND 5.9%

CORPORATE BONDS & NOTES 5.9%
Metalloinvest Finance Ltd.
5.625% due 04/17/2020		$16,100	14,752
MMC Norilsk Nickel OJSC Via MMC Finance Ltd.
5.550% due 10/28/2020		11,600	11,571
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		33,900	29,663
6.604% due 02/03/2021		24,200	24,624
OJSC Novolipetsk Steel Via Steel Funding Ltd.
4.450% due 02/19/2018		25,800	25,090
Phosagro OAO Via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		2,800	2,716
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		37,760	38,846
7.487% due 03/25/2031	GBP	1,000	1,653
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		$4,300	4,386
7.748% due 02/02/2021		21,800	22,562
9.125% due 04/30/2018		2,500	2,722
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		10,750	10,804
5.450% due 11/22/2017		6,700	6,683
5.942% due 11/21/2023		400	376
6.025% due 07/05/2022		45,515	43,524
6.902% due 07/09/2020		25,460	25,842

Total Ireland (Cost $277,639)			265,814

ISRAEL 0.2%

CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$5,000	5,625

			5,625

SOVEREIGN ISSUES 0.1%
Israel Government International Bond
4.500% due 01/30/2043		2,300	2,288

Total Israel (Cost $7,772)			7,913

IVORY COAST 0.2%

SOVEREIGN ISSUES 0.2%
Ivory Coast Government International Bond
5.375% due 07/23/2024		$8,200	7,862

Total Ivory Coast (Cost $8,044)			7,862

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KAZAKHSTAN 3.1%

CORPORATE BONDS & NOTES 3.1%
KazMunayGas National Co. JSC
4.400% due 04/30/2023	$1,400	$1,349
5.750% due 04/30/2043	20,150	18,965
6.375% due 04/09/2021	29,380	31,810
7.000% due 05/05/2020	39,200	43,786
Samruk-Energy JSC
3.750% due 12/20/2017	42,110	42,421

Total Kazakhstan (Cost $136,152)		138,331

KENYA 0.5%

SOVEREIGN ISSUES 0.5%
Kenya Government International Bond
5.875% due 06/24/2019	$4,200	4,331
6.875% due 06/24/2024	16,750	17,663

Total Kenya (Cost $20,950)		21,994

LITHUANIA 0.0%

SOVEREIGN ISSUES 0.0%
Lithuania Government International Bond
6.125% due 03/09/2021	$1,600	1,854

Total Lithuania (Cost $1,821)		1,854

LUXEMBOURG 7.5%

CORPORATE BONDS & NOTES 7.5%
Evraz Group S.A.
9.500% due 04/24/2018	$500	524
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	9,100	7,883
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020	6,520	6,015
5.999% due 01/23/2021	1,160	1,172
6.212% due 11/22/2016	300	311
6.510% due 03/07/2022	38,913	39,788
8.146% due 04/11/2018	15,800	17,382
8.625% due 04/28/2034	5,000	5,850
9.250% due 04/23/2019	65,830	75,626
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017	35,950	35,321
6.299% due 05/15/2017	8,450	8,598
7.750% due 05/29/2018	17,250	18,114
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017	14,100	14,222
5.400% due 03/24/2017	27,300	27,723
5.717% due 06/16/2021	18,300	17,968
6.125% due 02/07/2022	19,630	19,728
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018	5,730	5,570
5.900% due 10/17/2022	6,410	6,178
6.700% due 10/25/2017	18,325	19,153
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016	800	844
VTB Bank OJSC Via VTB Capital S.A.
6.000% due 04/12/2017	4,090	4,095
6.875% due 05/29/2018	2,100	2,135

Total Luxembourg (Cost $345,297)		334,200

MALAYSIA 0.5%

CORPORATE BONDS & NOTES 0.5%
Axiata SPV Labuan Ltd.
5.375% due 04/28/2020	$2,400	2,654

62	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petroliam Nasional Bhd.
7.625% due 10/15/2026		$14,270	$19,438

Total Malaysia (Cost $19,227)			22,092

		SHARES
MEXICO 11.3%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)		93,349	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 9.0%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander
4.125% due 11/09/2022		$1,620	1,632
BBVA Bancomer S.A.
6.500% due 03/10/2021		23,650	25,897
6.750% due 09/30/2022		350	393
Cemex S.A.B. de C.V.
4.750% due 01/11/2022	EUR	4,200	5,318
Comision Federal de Electricidad
4.875% due 01/15/2024		$11,900	12,537
5.750% due 02/14/2042		11,100	11,794
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		14,600	1,515
9.250% due 06/30/2020 ^		900	91
Grupo Televisa S.A.B.
5.000% due 05/13/2045		4,700	4,667
Petroleos Mexicanos
3.500% due 01/30/2023		1,200	1,156
4.875% due 01/24/2022		83,255	88,666
5.500% due 01/21/2021		1,000	1,105
5.500% due 02/24/2025	EUR	1,000	1,586
5.500% due 06/27/2044		$55,630	57,055
6.375% due 01/23/2045		9,400	10,653
6.500% due 06/02/2041		132,770	154,239
6.625% due 06/15/2035		19,375	22,581
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		4,900	662

			401,547

SOVEREIGN ISSUES 2.3%
Mexico Government International Bond
5.550% due 01/21/2045		7,120	7,928
5.750% due 10/12/2110		40,300	41,771
6.050% due 01/11/2040		46,300	54,865
6.750% due 09/27/2034		300	383

			104,947

Total Mexico (Cost $505,660)			506,494

MONGOLIA 0.5%

SOVEREIGN ISSUES 0.5%
Mongolia Government International Bond
4.125% due 01/05/2018		$11,800	11,210
5.125% due 12/05/2022		10,630	9,514

Total Mongolia (Cost $22,328)			20,724

MOROCCO 0.8%

SOVEREIGN ISSUES 0.8%
Morocco Government International Bond
4.250% due 12/11/2022		$24,600	24,543
4.500% due 10/05/2020	EUR	600	834

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 12/11/2042	$10,000	$10,000

Total Morocco (Cost $35,864)		35,377

NETHERLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%
CIMPOR Financial Operations BV
5.750% due 07/17/2024	$13,800	13,386
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020	8,700	9,417
6.950% due 07/10/2042	3,210	3,485

Total Netherlands (Cost $26,266)		26,288

PANAMA 1.2%

CORPORATE BONDS & NOTES 0.0%
ENA Norte Trust
4.950% due 04/25/2028	$1,743	1,804

SOVEREIGN ISSUES 1.2%
Panama Government International Bond
4.000% due 09/22/2024	13,100	13,133
7.125% due 01/29/2026	18,442	23,375
8.125% due 04/28/2034	2,860	3,861
8.875% due 09/30/2027	7,235	10,364
9.375% due 01/16/2023	900	1,238

		51,971

Total Panama (Cost $51,629)		53,775

PARAGUAY 0.1%

SOVEREIGN ISSUES 0.1%
Republic of Paraguay
6.100% due 08/11/2044	$5,700	6,042

Total Paraguay (Cost $5,700)		6,042

PERU 1.0%

CORPORATE BONDS & NOTES 0.2%
Banco de Credito del Peru
4.250% due 04/01/2023	$800	800
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	8,400	8,883

		9,683

SOVEREIGN ISSUES 0.8%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	7,700	7,320
Peru Government International Bond
8.750% due 11/21/2033	17,300	26,383

		33,703

Total Peru (Cost $42,221)		43,386

PHILIPPINES 0.8%

CORPORATE BONDS & NOTES 0.6%
Energy Development Corp.
6.500% due 01/20/2021	$940	1,025
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024	20,750	26,508

		27,533

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.2%
Philippines Government International Bond
4.200% due 01/21/2024		$1,380	$1,459
7.750% due 01/14/2031		2,470	3,443
10.625% due 03/16/2025		2,500	3,937

			8,839

Total Philippines (Cost $35,619)			36,372

QATAR 0.0%

CORPORATE BONDS & NOTES 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		$45	47
5.838% due 09/30/2027		895	1,010

Total Qatar (Cost $844)			1,057

RUSSIA 2.5%

CORPORATE BONDS & NOTES 1.3%
ALROSA Finance S.A.
7.750% due 11/03/2020		$6,400	6,616
SCF Capital Ltd.
5.375% due 10/27/2017		37,100	35,430
Sibur Securities Ltd.
3.914% due 01/31/2018		16,600	15,272
VimpelCom Holdings BV
5.200% due 02/13/2019		100	97

			57,415

SOVEREIGN ISSUES 1.2%
Russia Government International Bond
5.625% due 04/04/2042		2,800	2,807
5.875% due 09/16/2043 (g)		5,200	5,343
5.875% due 09/16/2043		4,400	4,521
7.500% due 03/31/2030		36,113	40,545
12.750% due 06/24/2028		1,525	2,516

			55,732

Total Russia (Cost $118,614)			113,147

SENEGAL 0.3%

SOVEREIGN ISSUES 0.3%
Senegal Government International Bond
8.750% due 05/13/2021		$12,400	14,508

Total Senegal (Cost $14,504)			14,508

SERBIA 0.0%

SOVEREIGN ISSUES 0.0%
Republic of Serbia
5.875% due 12/03/2018		$900	943

Total Serbia (Cost $936)			943

SLOVENIA 1.6%

SOVEREIGN ISSUES 1.6%
Slovenia Government International Bond
4.125% due 01/26/2020	EUR	1,500	2,137
5.250% due 02/18/2024		$66,400	71,048

Total Slovenia (Cost $68,598)			73,185

SOUTH AFRICA 2.0%

CORPORATE BONDS & NOTES 1.6%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$2,950	2,978
6.500% due 04/15/2040		1,300	1,259

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	63

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		$25,100	$25,419
6.750% due 08/06/2023		15,800	16,649
Transnet SOC Ltd.
4.000% due 07/26/2022		24,400	23,093

			69,398

SOVEREIGN ISSUES 0.4%
South Africa Government International Bond
3.750% due 07/24/2026	EUR	4,400	5,849
5.375% due 07/24/2044		$10,700	10,640

			16,489

Total South Africa (Cost $87,351)			85,887

SPAIN 0.0%

CORPORATE BONDS & NOTES 0.0%
Santander Issuances S.A.U.
0.942% due 09/30/2019	EUR	100	124

SOVEREIGN ISSUES 0.0%
Autonomous Community of Valencia
2.509% due 09/03/2017		250	320

Total Spain (Cost $429)			444

SRI LANKA 0.5%

CORPORATE BONDS & NOTES 0.2%
National Savings Bank
5.150% due 09/10/2019		$7,600	7,609

SOVEREIGN ISSUES 0.3%
Sri Lanka Government International Bond
5.125% due 04/11/2019		9,800	9,996
6.250% due 10/04/2020		4,100	4,377

			14,373

Total Sri Lanka (Cost $21,627)			21,982

THAILAND 0.1%

CORPORATE BONDS & NOTES 0.1%
Thai Oil PCL
4.875% due 01/23/2043		$5,850	5,536

Total Thailand (Cost $5,686)			5,536

TRINIDAD AND TOBAGO 0.3%

CORPORATE BONDS & NOTES 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$8,993	9,735
9.750% due 08/14/2019		1,575	1,993

Total Trinidad and Tobago (Cost $10,843)			11,728

TUNISIA 0.3%

SOVEREIGN ISSUES 0.3%
Banque Centrale de Tunisie S.A.
3.280% due 08/09/2027	JPY	100,000	686
4.500% due 06/22/2020	EUR	7,100	9,290
8.250% due 09/19/2027		$1,680	1,953

Total Tunisia (Cost $11,184)			11,929

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TURKEY 3.3%

CORPORATE BONDS & NOTES 0.9%
Arcelik A/S
5.000% due 04/03/2023		$6,990	$6,606
Export Credit Bank of Turkey
5.000% due 09/23/2021		1,400	1,395
5.875% due 04/24/2019		16,000	16,996
Turkiye Garanti Bankasi A/S
4.750% due 10/17/2019		16,000	16,016

			41,013

SOVEREIGN ISSUES 2.4%
Turkey Government International Bond
4.125% due 04/11/2023	EUR	18,800	24,933
6.000% due 01/14/2041		$36,480	37,894
6.750% due 05/30/2040		26,600	30,264
6.875% due 03/17/2036		9,500	10,925
7.250% due 03/05/2038		1,000	1,204
8.000% due 02/14/2034		3,400	4,369

			109,589

Total Turkey (Cost $156,352)			150,602

UKRAINE 1.5%

SOVEREIGN ISSUES 1.5%
Ukraine Government International Bond
6.250% due 06/17/2016		$1,100	953
6.580% due 11/21/2016		3,400	2,912
6.875% due 09/23/2015		900	808
7.500% due 04/17/2023		3,600	3,038
7.750% due 09/23/2020		11,800	10,165
7.800% due 11/28/2022		19,900	17,168
7.950% due 02/23/2021		8,200	7,021
9.250% due 07/24/2017		29,800	26,336

Total Ukraine (Cost $73,371)			68,401

UNITED ARAB EMIRATES 0.1%

CORPORATE BONDS & NOTES 0.1%
DP World Ltd.
6.850% due 07/02/2037		$5,650	6,364

Total United Arab Emirates (Cost $4,682)			6,364

UNITED STATES 1.4%

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.515% due 04/25/2037		$449	258
5.726% due 10/25/2036 ^		354	230
6.000% due 07/25/2047 ^		184	150

			638

CORPORATE BONDS & NOTES 0.9%
California Resources Corp.
5.000% due 01/15/2020 (a)		6,300	6,411
5.500% due 09/15/2021 (a)		6,900	7,012
Rio Oil Finance Trust
6.250% due 07/06/2024		25,400	26,242
Southern Copper Corp.
5.250% due 11/08/2042		2,100	1,993

			41,658

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.5%
Adjustable Rate Mortgage Trust
2.596% due 11/25/2035 ^	$385	$335
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	2,220	2,393
Banc of America Funding Trust
2.725% due 11/20/2035 ^	273	245
5.888% due 04/25/2037 ^	427	362
Bear Stearns Adjustable Rate Mortgage Trust
2.482% due 02/25/2036 ^	257	210
2.552% due 01/25/2035	42	41
Chase Mortgage Finance Trust
2.473% due 03/25/2037	296	274
Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035	647	651
2.258% due 07/25/2046 ^	239	210
2.622% due 03/25/2034	58	59
Countrywide Alternative Loan Trust
0.325% due 01/25/2037 ^	260	240
5.750% due 03/25/2037 ^	309	265
6.250% due 11/25/2036 ^	192	183
Countrywide Home Loan Mortgage Pass-Through Trust
2.531% due 04/20/2036 ^	191	157
2.549% due 03/25/2037 ^	206	160
2.584% due 09/25/2047 ^	137	124
2.633% due 02/25/2047 ^	224	190
Credit Suisse First Boston Mortgage Securities Corp.
2.188% due 06/25/2033	641	640
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.863% due 02/25/2037 ^	386	217
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	366	287
6.172% due 06/25/2036 ^	604	392
Deutsche ALT-A Securities, Inc.
4.855% due 10/25/2035	245	213
5.000% due 10/25/2018	104	107
5.500% due 12/25/2035 ^	437	375
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^	282	228
5.886% due 10/25/2036 ^	282	228
6.300% due 07/25/2036 ^	375	275
HarborView Mortgage Loan Trust
4.865% due 08/19/2036 ^	86	80
HomeBanc Mortgage Trust
2.283% due 04/25/2037 ^	560	337
IndyMac Mortgage Loan Trust
0.455% due 06/25/2037 ^	206	103
4.340% due 06/25/2036	340	329
4.723% due 10/25/2035	271	235
4.998% due 08/25/2036	414	414
JPMorgan Mortgage Trust
2.409% due 08/25/2035	482	482
2.844% due 04/25/2035	104	105
5.269% due 11/25/2035	222	214
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	621	670
Luminent Mortgage Trust
0.335% due 12/25/2036	188	142
MASTR Alternative Loan Trust
0.555% due 03/25/2036	172	51
Merrill Lynch Mortgage Investors Trust
0.365% due 02/25/2036	2,919	2,707
Merrill Lynch Mortgage-Backed Securities Trust
2.791% due 04/25/2037 ^	263	224
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	600	658

64	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Capital Trust
6.105% due 06/11/2049		$389	$428
Morgan Stanley Mortgage Loan Trust
2.179% due 06/25/2036		83	80
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		279	284
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036		66	54
Sequoia Mortgage Trust
2.330% due 01/20/2047 ^		128	112
Structured Adjustable Rate Mortgage Loan Trust
1.832% due 10/25/2037 ^		202	135
2.542% due 09/25/2036 ^		475	300
2.564% due 11/25/2035 ^		254	206
5.027% due 05/25/2036		1,112	1,038
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		568	119
WaMu Mortgage Pass-Through Certificates Trust
1.831% due 01/25/2037 ^		273	237
1.941% due 04/25/2037		179	157
2.049% due 12/25/2036 ^		186	164
2.203% due 12/25/2036 ^		592	538
2.226% due 09/25/2036 ^		319	292
2.406% due 03/25/2034		190	192
2.843% due 05/25/2037 ^		362	303

			20,451

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019		100	110
Israel Government AID Bond
5.500% due 04/26/2024		100	122

			232

Total United States (Cost $60,745)			62,979

URUGUAY 0.7%

SOVEREIGN ISSUES 0.7%
Uruguay Government International Bond
4.500% due 08/14/2024		$13,818	14,509
5.000% due 09/14/2018 (d)	UYU	92,804	4,082
6.875% due 09/28/2025		$3,401	4,185
7.875% due 01/15/2033		7,850	10,558

Total Uruguay (Cost $32,595)			33,334

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VENEZUELA 6.5%

CORPORATE BONDS & NOTES 2.8%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017	$86,298	$60,408
5.375% due 04/12/2027	88,265	44,221
5.500% due 04/12/2037	34,315	16,814
8.500% due 11/02/2017	4,871	3,848
9.750% due 05/17/2035	3,350	2,161

		127,452

SOVEREIGN ISSUES 3.7%
Venezuela Government International Bond
6.000% due 12/09/2020	7,180	4,469
7.000% due 12/01/2018	4,400	3,135
7.000% due 03/31/2038	19,240	11,082
7.650% due 04/21/2025	42,708	26,479
7.750% due 10/13/2019	58,970	41,132
8.250% due 10/13/2024	59,089	37,965
9.000% due 05/07/2023	19,052	12,908
9.250% due 05/07/2028	40,225	26,850

		164,020

Total Venezuela (Cost $358,284)		291,472

VIETNAM 0.1%

SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond
4.000% due 03/12/2028	$4,667	4,299

Total Vietnam (Cost $4,138)		4,299

VIRGIN ISLANDS (BRITISH) 3.1%

CORPORATE BONDS & NOTES 3.1%
Gerdau Trade, Inc.
5.750% due 01/30/2021	$8,400	8,705
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	13,800	12,351
GTL Trade Finance, Inc.
5.893% due 04/29/2024	11,268	11,421
Rosneft Finance S.A.
6.625% due 03/20/2017	46,700	48,218
7.250% due 02/02/2020	9,750	10,164
7.500% due 07/18/2016	21,335	22,296
7.875% due 03/13/2018	22,100	23,674

Total Virgin Islands (British) (Cost $138,085)		136,829

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ZAMBIA 0.2%

SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
5.375% due 09/20/2022	$9,700	$9,263

Total Zambia (Cost $9,576)		9,263

SHORT-TERM INSTRUMENTS 1.5%

REPURCHASE AGREEMENTS (f) 0.1%
		6,505

U.S. TREASURY BILLS 1.4%
0.044% due 01/02/2015 - 04/02/2015 (c)(i)(k)	$60,589	60,584

Total Short-Term Instruments (Cost $67,084)		67,089

Total Investments in Securities (Cost $4,067,280)		3,983,168

	SHARES
INVESTMENTS IN AFFILIATES 8.6%

SHORT-TERM INSTRUMENTS 8.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.6%
PIMCO Short-Term Floating NAV Portfolio	28,082,824	280,997
PIMCO Short-Term Floating NAV Portfolio III	10,435,502	104,261

Total Short-Term Instruments (Cost $385,263)		385,258

Total Investments in Affiliates (Cost $385,263)		385,258

Total Investments 97.4% (Cost $4,452,543)		$4,368,426

Financial Derivative Instruments (h)(j) (0.6%) (Cost or Premiums, net $(29,531))		(27,755)

Other Assets and Liabilities, net 3.2%		143,701

Net Assets 100.0%		$4,484,372

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	65

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$6,505	U.S. Treasury Notes 1.500% due 02/28/2019	$(6,639)	$6,505	$6,505

Total Repurchase Agreements						$(6,639)	$6,505	$6,505

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	(1.000%)	08/15/2014	10/02/2014	$(875)	$(874)
CFR	(0.750%)	09/03/2014	01/08/2016	(2,647)	(2,645)
MEI	(1.000%)	08/15/2014	10/09/2014	(4,572)	(4,566)
	(1.000%)	08/15/2014	08/14/2016	(4,567)	(4,561)

Total Reverse Repurchase Agreements					$(12,646)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $15,808 at a weighted average interest rate of (0.724%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(g)	Securities with an aggregate market value of $12,487 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BRC	$0	$(874)	$0	$0	$(874)	$673	$(201)
CFR	0	(2,645)	0	0	(2,645)	2,575	(70)
MEI	0	(9,127)	0	0	(9,127)	9,042	(85)
SSB	6,505	0	0	0	6,505	(6,639)	(134)

Total Borrowings and Other Financing Transactions	$6,505	$(12,646)	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	Long	12/2014	315	$(285)	$0	$(39)

Total Futures Contracts				$(285)	$0	$(39)

66	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019	$112,032	$10,447	$(799)	$0	$(181)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Variation Margin
								Asset	Liability
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MXN	116,200	$412	$(24)	$25	$0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		436,900	(530)	(275)	88	0

						$(118)	$(299)	$113	$0

Total Swap Agreements						$10,329	$(1,098)	$113	$(181)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(i)	Securities with an aggregate market value of $22,173 and cash of $606 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$113	$113	$0	$(39)	$(181)	$(220)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2014	TRY	260	$	118	$ 5	$ 0
	10/2014	$	21,570	INR	1,322,672	0	(225)
	10/2014		2,216	KRW	2,265,356	0	(73)
	12/2014	GBP	1,585	$	2,560	0	(8)
	01/2015	BRL	1,697		721	45	0

BPS	10/2014		12,045		5,303	382	0
	10/2014	RUB	233,573		6,189	290	0
	10/2014	$	5,106	BRL	12,045	3	(188)
	10/2014		43,269	EUR	33,560	0	(881)
	12/2014	MXN	192,646	$	14,536	267	0
	12/2014	$	40,367	MXN	539,581	0	(401)

BRC	10/2014	EUR	37,781	$	48,895	1,176	0
	10/2014	INR	294,143		4,765	18	0
	10/2014	RUB	1,344,242		34,536	628	0
	10/2014	$	6,240	INR	382,138	0	(73)
	10/2014		4,391	MYR	14,011	0	(126)
	10/2014		29,009	RUB	1,132,229	0	(416)
	11/2014		17,277	BRL	42,694	11	0
	12/2014		1,043	MXN	13,734	0	(26)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	67

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
CBK	10/2014	BRL	14,040	$	5,728	$ 0	$ (8)
	10/2014	EUR	8,133		10,533	261	0
	10/2014	INR	2,304,754		37,312	118	0
	10/2014	$	6,114	BRL	14,039	0	(379)
	10/2014		22,975	KRW	23,480,627	0	(762)
	10/2014		310	ZAR	3,398	0	(10)
	10/2014	ZAR	15,723	$	1,409	19	0
	12/2014	MXN	330,754		25,260	761	0
	12/2014	$	2,113	MXN	27,867	0	(49)
	01/2015	BRL	63,781	$	26,398	995	0
	01/2015	$	36,732	INR	2,304,754	0	(209)

DUB	10/2014	BRL	2,698	$	1,101	0	(1)
	10/2014	EUR	31,823		41,754	1,560	0
	10/2014	JPY	912,400		8,673	354	0
	10/2014	RUB	219,587		5,830	284	0
	10/2014	$	1,174	BRL	2,698	0	(72)
	10/2014		3,370	MYR	10,757	0	(95)
	12/2014	MXN	45,155	$	3,448	103	0
	12/2014	$	31,120	MXN	412,698	0	(552)

FBF	12/2014		1,433		18,868	0	(36)
	01/2015	BRL	3,330	$	1,397	71	0

GLM	10/2014		1,799		734	0	(1)
	10/2014	INR	435,732		7,101	69	0
	10/2014	JPY	10,702,500		102,571	4,987	0
	10/2014	MXN	5,801		442	10	0
	10/2014	$	782	BRL	1,799	0	(47)
	10/2014		7,116	EUR	5,411	0	(282)
	10/2014		6,490	INR	397,365	0	(77)
	10/2014		8,125	MYR	25,953	0	(223)
	10/2014		9,095	RUB	348,520	0	(306)
	12/2014	MXN	155,096	$	11,849	362	0
	01/2015	INR	398,672		6,390	72	0

HUS	10/2014	JPY	1,310,600		12,237	287	0
	10/2014	RUB	192,593		5,114	250	0
	12/2014	MXN	191,094		14,369	215	0

JPM	10/2014	BRL	10,332		4,499	278	0
	10/2014	INR	294,158		4,766	19	0
	10/2014	KRW	25,745,983		24,732	375	0
	10/2014	RUB	2,448,904		64,669	2,877	0
	10/2014	$	4,216	BRL	10,332	6	0
	10/2014		9,524	INR	588,301	0	(30)
	10/2014		28,746	RUB	1,107,585	0	(787)
	10/2014		2,091	ZAR	22,944	0	(62)
	01/2015	BRL	70,961	$	30,100	1,837	0
	02/2015	INR	588,301		9,308	47	0
	02/2015	$	24,601	KRW	25,745,983	0	(412)

MSB	10/2014	BRL	100,500	$	42,521	1,463	0
	10/2014	EUR	90,642		119,638	5,151	0
	10/2014	$	42,639	BRL	100,500	4	(1,585)
	10/2014		16,310	JPY	1,748,100	0	(371)
	11/2014		38,222	BRL	91,375	0	(1,223)
	12/2014	MXN	81,751	$	6,247	192	0

UAG	10/2014	BRL	31,535		13,336	456	(3)
	10/2014	CNY	19,553		3,155	0	(27)
	10/2014	MYR	83,987		25,775	205	0
	10/2014	$	13,784	BRL	31,535	0	(901)
	10/2014		165,513	EUR	129,408	0	(2,064)
	10/2014		10,470	INR	638,310	0	(169)
	10/2014		102,639	JPY	11,177,400	0	(725)
	10/2014		10,420	MYR	33,266	0	(292)
	11/2014	EUR	129,408	$	165,547	2,063	0
	11/2014	JPY	11,177,400		102,664	727	0
	11/2014	$	11,302	BRL	26,796	0	(451)
	02/2015		25,565	MYR	83,987	0	(222)
	06/2015	CNY	570	$	92	0	0

Total Forward Foreign Currency Contracts						$ 29,303	$ (14,850)

68	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	105.000	11/20/2014	$33,260	$798	$1,466

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index	3,600.000	12/20/2019	EUR 6	$1,973	$1,852

Total Purchased Options					$2,771	$3,318

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	0.990%	10/15/2014	$3,700	$(12)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	$14,963	$(407)	$(722)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016	11,582	(209)	(155)

BRC	Put - OTC USD versus JPY		95.000	11/20/2014	33,260	(812)	(1)

CBK	Put - OTC USD versus JPY		95.000	09/08/2016	11,419	(238)	(184)

DUB	Call - OTC USD versus JPY		107.500	10/14/2014	28,714	(197)	(604)

JPM	Call - OTC USD versus BRL	BRL	2.384	10/21/2014	38,200	(202)	(1,445)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	12,355	(316)	(73)

MSB	Call - OTC USD versus BRL	BRL	2.385	10/20/2014	1,900	(9)	(70)

UAG	Call - OTC USD versus INR	JPY	68.000	06/01/2015	5,972	(105)	(82)

						$(2,495)	$(3,336)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$9,100	$(117)	$(2)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	6	$(1,940)	$(2,004)

Total Written Options						$(4,564)	$(5,343)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	Notional Amount in $	Notional Amount in EUR	Premiums
Balance at Beginning of Period	$102,015	EUR 0	$(1,693)
Sales	214,450	6	(4,138)
Closing Buys	(14,500)	0	97
Expirations	(90,000)	0	699
Exercised	(40,800)	0	471

Balance at End of Period	$171,165	EUR 6	$(4,564)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	69

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2015	0.660%	$	27,800	$(12)	$134	$122	$0
	Brazil Government International Bond	1.000%	12/20/2018	1.465%		29,800	(1,075)	523	0	(552)
	Brazil Government International Bond	1.000%	03/20/2019	1.548%		13,500	(618)	308	0	(310)
	Brazil Government International Bond	1.000%	09/20/2019	1.690%		12,500	(172)	(227)	0	(399)
	Brazil Government International Bond	1.000%	06/20/2021	2.026%		300	(13)	(6)	0	(19)
	Brazil Government International Bond	1.000%	09/20/2021	2.060%		28,000	(1,487)	(340)	0	(1,827)
	Chile Government International Bond	1.000%	06/20/2019	0.725%		7,800	85	14	99	0
	Colombia Government International Bond	1.000%	12/20/2018	0.807%		27,200	(271)	492	221	0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%		12,500	(55)	109	54	0
	Export-Import Bank of China	1.000%	09/20/2016	0.554%		3,800	(108)	142	34	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2016	2.837%		11,300	(187)	(256)	0	(443)
	Panama Government International Bond	1.000%	03/20/2019	0.803%		7,500	(42)	108	66	0
	Peru Government International Bond	1.000%	03/20/2019	0.924%		10,000	(151)	186	35	0
	Qatar Government International Bond	1.000%	03/20/2016	0.226%		5,500	0	64	64	0
	South Africa Government International Bond	1.000%	06/20/2015	0.555%		64,300	371	(147)	224	0
	South Africa Government International Bond	1.000%	09/20/2015	0.620%		13,400	79	(26)	53	0
	South Africa Government International Bond	1.000%	12/20/2018	1.649%		18,800	(728)	242	0	(486)
	South Africa Government International Bond	1.000%	06/20/2019	1.807%		69,400	(2,432)	(35)	0	(2,467)
	Ukraine Government International Bond	5.000%	03/20/2015	21.896%		2,700	(262)	63	0	(199)

BPS	South Africa Government International Bond	1.000%	09/20/2015	0.620%		6,900	46	(19)	27	0

BRC	Brazil Government International Bond	1.000%	06/20/2018	1.358%		15,000	(286)	97	0	(189)
	Brazil Government International Bond	1.000%	09/20/2021	2.060%		28,000	(1,069)	(758)	0	(1,827)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2016	2.837%		10,400	(169)	(239)	0	(408)
	Indonesia Government International Bond	1.000%	03/20/2024	2.299%		4,100	(565)	162	0	(403)
	Israel Electric Corp. Ltd.	1.000%	09/20/2015	1.137%		9,500	(113)	103	0	(10)
	Mexico Government International Bond	1.000%	09/20/2021	1.118%		10,748	(635)	556	0	(79)
	Peru Government International Bond	1.000%	09/20/2015	0.341%		5,000	(56)	89	33	0
	Philippines Government International Bond	1.000%	12/20/2018	0.719%		151,400	508	1,274	1,782	0
	South Africa Government International Bond	1.000%	06/20/2015	0.555%		5,400	27	(8)	19	0
	South Africa Government International Bond	1.000%	09/20/2015	0.620%		2,800	19	(8)	11	0
	South Africa Government International Bond	1.000%	06/20/2019	1.807%		8,100	(297)	9	0	(288)
	Turkey Government International Bond	1.000%	03/20/2015	0.754%		12,000	37	(20)	17	0
	Ukraine Government International Bond	5.000%	12/20/2014	21.895%		1,400	(34)	(16)	0	(50)

CBK	Brazil Government International Bond	1.000%	06/20/2018	1.358%		10,000	(191)	64	0	(127)
	Brazil Government International Bond	1.000%	09/20/2019	1.690%		2,500	(37)	(43)	0	(80)
	China Government International Bond	1.000%	12/20/2016	0.362%		3,000	(143)	186	43	0
	Colombia Government International Bond	1.000%	12/20/2018	0.807%		8,800	(73)	145	72	0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%		6,100	27	(1)	26	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2019	3.149%		24,700	(1,219)	(916)	0	(2,135)
	Indonesia Government International Bond	1.000%	03/20/2024	2.299%		4,100	(560)	157	0	(403)
	Panama Government International Bond	1.000%	06/20/2019	0.846%		2,200	14	2	16	0
	Rosneft Oil Co. Via Rosneft International Finance Ltd.	1.000%	03/20/2015	2.449%		18,000	(468)	350	0	(118)
	South Africa Government International Bond	1.000%	06/20/2019	1.807%		83,400	(2,730)	(236)	0	(2,966)
	Ukraine Government International Bond	5.000%	03/20/2015	21.896%		2,700	(262)	63	0	(199)

70	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Brazil Government International Bond	1.000%	06/20/2015	0.574%	$	7,200	$14	$10	$24	$0
	Brazil Government International Bond	1.000%	03/20/2016	0.768%		2,000	(1)	9	8	0
	Brazil Government International Bond	1.000%	06/20/2017	1.107%		10,900	(325)	297	0	(28)
	Brazil Government International Bond	1.000%	06/20/2018	1.358%		4,300	(68)	14	0	(54)
	Brazil Government International Bond	1.000%	03/20/2019	1.548%		1,900	(87)	43	0	(44)
	Brazil Government International Bond	1.000%	06/20/2019	1.623%		5,700	(143)	(14)	0	(157)
	China Government International Bond	1.000%	12/20/2016	0.362%		2,500	(111)	147	36	0
	Colombia Government International Bond	1.000%	03/20/2019	0.861%		2,900	(27)	45	18	0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%		4,200	(10)	28	18	0
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%		300	(7)	(2)	0	(9)
	Mexico Government International Bond	1.000%	09/20/2021	1.118%		4,000	(157)	128	0	(29)
	Panama Government International Bond	1.000%	03/20/2019	0.803%		2,000	(12)	30	18	0
	Panama Government International Bond	1.000%	06/20/2019	0.846%		14,300	98	6	104	0
	Penerbangan Malaysia Berhad	1.000%	12/20/2018	0.687%		14,300	(174)	361	187	0
	Penerbangan Malaysia Berhad	1.000%	06/20/2019	0.806%		400	0	4	4	0
	Qatar Government International Bond	1.000%	03/20/2016	0.226%		300	(3)	6	3	0
	South Africa Government International Bond	1.000%	09/20/2015	0.620%		2,800	17	(6)	11	0
	South Africa Government International Bond	1.000%	06/20/2016	0.906%		400	(4)	5	1	0

FBF	China Government International Bond	1.000%	12/20/2016	0.362%		2,900	(143)	185	42	0
	Colombia Government International Bond	1.000%	09/20/2015	0.321%		6,500	(147)	192	45	0
	Egypt Government International Bond	1.000%	06/20/2016	2.232%		3,600	(376)	302	0	(74)
	Guatemala Government International Bond	1.000%	12/20/2014	0.997%		7,600	(71)	73	2	0
	Indonesia Government International Bond	1.000%	06/20/2021	2.011%		4,000	(257)	17	0	(240)
	Peru Government International Bond	1.000%	03/20/2019	0.924%		2,100	(31)	38	7	0

GST	Brazil Government International Bond	1.000%	03/20/2015	0.573%		11,200	45	(20)	25	0
	Brazil Government International Bond	1.000%	12/20/2015	0.660%		16,500	(17)	90	73	0
	Brazil Government International Bond	1.000%	03/20/2016	0.768%		7,300	(9)	36	27	0
	Brazil Government International Bond	1.000%	12/20/2018	1.465%		6,300	(196)	79	0	(117)
	Brazil Government International Bond	1.000%	09/20/2019	1.690%		9,300	(150)	(147)	0	(297)
	Colombia Government International Bond	1.000%	06/20/2019	0.911%		33,900	9	136	145	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2015	2.391%		3,300	2	(23)	0	(21)
	Indonesia Government International Bond	1.000%	03/20/2019	1.398%		5,000	(276)	193	0	(83)
	Indonesia Government International Bond	1.000%	09/20/2021	2.056%		5,000	(489)	167	0	(322)
	Indonesia Government International Bond	1.000%	03/20/2024	2.299%		3,600	(492)	138	0	(354)
	Panama Government International Bond	1.000%	03/20/2019	0.803%		8,000	(51)	121	70	0
	Panama Government International Bond	1.000%	06/20/2019	0.846%		4,100	22	8	30	0
	Russia Government International Bond	1.000%	03/20/2019	2.398%		300	(12)	(5)	0	(17)

HUS	Brazil Government International Bond	1.000%	03/20/2015	0.573%		14,700	67	(34)	33	0
	Brazil Government International Bond	1.000%	06/20/2018	1.358%		3,300	(49)	7	0	(42)
	Brazil Government International Bond	1.000%	09/20/2019	1.690%		6,900	(126)	(94)	0	(220)
	Brazil Government International Bond	1.000%	03/20/2021	1.989%		18,100	(846)	(191)	0	(1,037)
	Colombia Government International Bond	1.000%	06/20/2019	0.911%		12,400	(80)	133	53	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.398%		6,300	(350)	245	0	(105)
	Panama Government International Bond	1.000%	06/20/2019	0.846%		8,700	55	8	63	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.942%		17,500	(605)	620	15	0
	South Africa Government International Bond	1.000%	06/20/2019	1.807%		7,500	(260)	(7)	0	(267)
	South Africa Government International Bond	1.000%	03/20/2023	2.413%		1,190	(123)	3	0	(120)
	Turkey Government International Bond	1.000%	03/20/2019	1.853%		14,700	(826)	302	0	(524)
	Turkey Government International Bond	1.000%	12/20/2019	2.053%		22,000	(978)	(132)	0	(1,110)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	71

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.628%	$	300	$(4)	$6	$2	$0
	Brazil Government International Bond	1.000%	09/20/2018	1.415%		5,000	(213)	135	0	(78)
	Brazil Government International Bond	1.000%	12/20/2019	1.750%		1,300	(49)	2	0	(47)
	Brazil Government International Bond	1.000%	09/20/2021	2.060%		7,500	(335)	(154)	0	(489)
	Chile Government International Bond	1.000%	06/20/2019	0.725%		6,500	65	18	83	0
	China Government International Bond	1.000%	12/20/2016	0.362%		12,400	(602)	781	179	0
	Colombia Government International Bond	1.000%	09/20/2015	0.321%		27,600	(679)	870	191	0
	Colombia Government International Bond	1.000%	12/20/2018	0.807%		3,900	(29)	61	32	0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%		17,000	12	61	73	0
	Indonesia Government International Bond	1.000%	03/20/2015	0.322%		10,400	(433)	470	37	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		1,300	(28)	0	0	(28)
	Kazakhstan Government International Bond	1.000%	03/20/2016	0.600%		10,000	(289)	350	61	0
	Panama Government International Bond	1.000%	06/20/2019	0.846%		11,000	54	26	80	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.942%		3,000	(86)	88	2	0
	Qatar Government International Bond	1.000%	03/20/2016	0.226%		300	(2)	6	4	0
	Russia Government International Bond	1.000%	03/20/2016	2.158%		7,900	(23)	(108)	0	(131)

MYC	Brazil Government International Bond	1.000%	03/20/2016	0.768%		5,800	(1)	23	22	0
	Brazil Government International Bond	1.000%	06/20/2018	1.358%		11,800	(179)	29	0	(150)
	Brazil Government International Bond	1.000%	09/20/2019	1.690%		4,900	(72)	(85)	0	(157)
	Colombia Government International Bond	1.000%	03/20/2019	0.861%		11,000	(102)	171	69	0
	Dominican Republic Government International Bond	1.000%	06/20/2016	3.260%		3,400	(118)	(10)	0	(128)
	Export-Import Bank of China	1.000%	09/20/2016	0.554%		4,000	(110)	146	36	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.398%		5,000	(278)	195	0	(83)
	Peru Government International Bond	1.960%	10/20/2016	0.501%		3,000	0	117	117	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.942%		400	(14)	14	0	0
	Petroleos Mexicanos	1.000%	03/20/2019	1.076%		10,600	(206)	174	0	(32)

RYL	Republic of Korea	1.000%	12/20/2015	0.128%		1,000	1	10	11	0

UAG	Brazil Government International Bond	1.030%	07/20/2017	1.130%		3,875	0	(3)	0	(3)
	Colombia Government International Bond	1.000%	09/20/2015	0.321%		8,000	(181)	237	56	0
	Indonesia Government International Bond	1.000%	06/20/2021	2.011%		1,300	(86)	8	0	(78)
	Mexico Government International Bond	1.000%	03/20/2015	0.266%		12,900	(154)	202	48	0
	Qatar Government International Bond	1.000%	12/20/2014	0.155%		2,000	(28)	32	4	0
	Turkey Government International Bond	1.000%	03/20/2015	0.754%		18,500	(623)	649	26	0

							$(27,859)	$10,413	$5,213	$(22,659)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BRC	CDX.EM-19 5-Year Index	5.000%	06/20/2018	$2,162	$ 186	$(4)	$182	$0

HUS	CDX.EM-19 5-Year Index	5.000%	06/20/2018	2,162	188	(6)	182	0

					$ 374	$(10)	$364	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

72	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.600%	01/02/2017	BRL	186,000	$(505)	$(4,666)	$0	$(5,171)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		3,300	(2)	(70)	0	(72)

BPS	Pay	1-Year BRL-CDI	10.910%	01/02/2017		4,100	(19)	0	0	(19)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		42,100	(21)	69	48	0

BRC	Pay	1-Year BRL-CDI	10.400%	01/02/2017		12,500	(2)	(115)	0	(117)
	Pay	28-Day MXN-TIIE	7.755%	02/02/2034	MXN	145,900	(1)	837	836	0

DUB	Pay	1-Year BRL-CDI	8.285%	01/02/2017	BRL	163,300	0	(5,138)	0	(5,138)
	Pay	1-Year BRL-CDI	9.210%	01/02/2017		60,700	0	(1,291)	0	(1,291)
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MXN	92,000	(54)	(210)	0	(264)

FBF	Pay	1-Year BRL-CDI	8.495%	01/02/2017	BRL	75,000	(9)	(2,164)	0	(2,173)

GLM	Pay	1-Year BRL-CDI	8.720%	01/02/2017		89,600	235	(2,597)	0	(2,362)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022	MXN	116,100	38	(229)	0	(191)

HUS	Pay	1-Year BRL-CDI	8.320%	01/02/2017	BRL	50,200	33	(1,574)	0	(1,541)

MYC	Pay	1-Year BRL-CDI	8.220%	01/02/2017		145,000	(196)	(4,458)	0	(4,654)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		60,400	(287)	0	0	(287)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		123,000	437	(1,248)	0	(811)
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MXN	107,950	105	267	372	0

UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	4,900	(5)	(154)	0	(159)

							$(253)	$(22,741)	$1,256	$(24,250)

Total Swap Agreements							$(27,738)	$(12,338)	$6,833	$(46,909)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(k)	Securities with an aggregate market value of $38,412 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$50	$0	$972	$1,022	$(306)	$(878)	$(11,945)	$(13,129)	$(12,107)	$12,256	$149
BPS	942	0	75	1,017	(1,470)	0	(19)	(1,489)	(472)	0	(472)
BRC	1,833	1,466	2,880	6,179	(641)	(1)	(3,371)	(4,013)	2,166	(1,740)	426
CBK	2,154	0	157	2,311	(1,417)	(186)	(6,028)	(7,631)	(5,320)	5,189	(131)
DUB	2,301	0	432	2,733	(720)	(604)	(7,014)	(8,338)	(5,605)	6,127	522
FBF	71	1,852	96	2,019	(36)	(2,004)	(2,487)	(4,527)	(2,508)	2,686	178
GLM	5,500	0	0	5,500	(936)	0	(2,553)	(3,489)	2,011	(1,710)	301
GST	0	0	370	370	0	0	(1,211)	(1,211)	(841)	911	70
HUS	752	0	346	1,098	0	0	(4,966)	(4,966)	(3,868)	3,962	94
JPM	5,439	0	744	6,183	(1,291)	(1,518)	(773)	(3,582)	2,601	(2,400)	201
MSB	6,810	0	0	6,810	(3,179)	(70)	0	(3,249)	3,561	(3,230)	331
MYC	0	0	616	616	0	0	(6,302)	(6,302)	(5,686)	4,594	(1,092)
RYL	0	0	11	11	0	0	0	0	11	(10)	1
UAG	3,451	0	134	3,585	(4,854)	(82)	(240)	(5,176)	(1,591)	1,581	(10)

Total Over the Counter	$29,303	$3,318	$6,833	$39,454	$(14,850)	$(5,343)	$(46,909)	$(67,102)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	73

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$113	$113

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$29,303	$0	$29,303
Purchased Options	0	0	1,852	1,466	0	3,318
Swap Agreements	0	5,577	0	0	1,256	6,833

	$0	$5,577	$1,852	$30,769	$1,256	$39,454

	$0	$5,577	$1,852	$30,769	$1,369	$39,567

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$39	$39
Swap Agreements	0	181	0	0	0	181

	$0	$181	$0	$0	$39	$220

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,850	$0	$14,850
Written Options	0	1	2,004	3,336	2	5,343
Swap Agreements	0	22,659	0	0	24,250	46,909

	$0	$22,660	$2,004	$18,186	$24,252	$67,102

	$0	$22,841	$2,004	$18,186	$24,291	$67,322

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$913	$913
Swap Agreements	0	2,309	0	0	1,218	3,527

	$0	$2,309	$0	$0	$2,131	$4,440

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,046	$0	$8,046
Written Options	0	0	0	792	0	792
Swap Agreements	0	9,196	0	0	(8,419)	777

	$0	$9,196	$0	$8,838	$(8,419)	$9,615

	$0	$11,505	$0	$8,838	$(6,288)	$14,055

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(117)	$(117)
Swap Agreements	0	(2,624)	0	0	(3,346)	(5,970)

	$0	$(2,624)	$0	$0	$(3,463)	$(6,087)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,109	$0	$13,109
Purchased Options	0	0	(121)	736	0	615
Written Options	0	11	(64)	(1,793)	6	(1,840)
Swap Agreements	0	2,422	0	0	23,250	25,672

	$0	$2,433	$(185)	$12,052	$23,256	$37,556

	$0	$(191)	$(185)	$12,052	$19,793	$31,469

74	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$6,509	$0	$6,509
Azerbaijan
Sovereign Issues	0	15,580	0	15,580
Brazil
Corporate Bonds & Notes	0	389,973	0	389,973
Sovereign Issues	0	35,460	0	35,460
Cayman Islands
Corporate Bonds & Notes	0	84,473	7,920	92,393
Chile
Corporate Bonds & Notes	0	100,784	0	100,784
Sovereign Issues	0	1,936	0	1,936
China
Common Stocks	1,095	0	0	1,095
Corporate Bonds & Notes	0	25,874	0	25,874
Sovereign Issues	0	3,844	0	3,844
Colombia
Corporate Bonds & Notes	0	81,377	0	81,377
Sovereign Issues	0	32,917	0	32,917
Costa Rica
Sovereign Issues	0	20,628	0	20,628
El Salvador
Sovereign Issues	0	91,091	0	91,091
Gabon
Sovereign Issues	0	7,708	0	7,708
Ghana
Sovereign Issues	0	11,155	0	11,155
Guatemala
Sovereign Issues	0	26,679	0	26,679
Guernsey, Channel Islands
Corporate Bonds & Notes	0	2,605	0	2,605
Hong Kong
Corporate Bonds & Notes	0	25,762	0	25,762
India
Corporate Bonds & Notes	0	5,412	0	5,412
Indonesia
Corporate Bonds & Notes	0	142,679	0	142,679
Sovereign Issues	0	162,211	0	162,211
Ireland
Corporate Bonds & Notes	0	265,814	0	265,814
Israel
Corporate Bonds & Notes	0	5,625	0	5,625
Sovereign Issues	0	2,288	0	2,288
Ivory Coast
Sovereign Issues	0	7,862	0	7,862
Kazakhstan
Corporate Bonds & Notes	0	138,331	0	138,331
Kenya
Sovereign Issues	0	21,994	0	21,994
Lithuania
Sovereign Issues	0	1,854	0	1,854
Luxembourg
Corporate Bonds & Notes	0	334,200	0	334,200
Malaysia
Corporate Bonds & Notes	0	22,092	0	22,092
Mexico
Corporate Bonds & Notes	0	401,547	0	401,547
Sovereign Issues	0	104,947	0	104,947
Mongolia
Sovereign Issues	0	20,724	0	20,724
Morocco
Sovereign Issues	0	35,377	0	35,377
Netherlands
Corporate Bonds & Notes	0	26,288	0	26,288

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Panama
Corporate Bonds & Notes	$0	$1,804	$0	$1,804
Sovereign Issues	0	51,971	0	51,971
Paraguay
Sovereign Issues	0	6,042	0	6,042
Peru
Corporate Bonds & Notes	0	9,683	0	9,683
Sovereign Issues	0	33,703	0	33,703
Philippines
Corporate Bonds & Notes	0	27,533	0	27,533
Sovereign Issues	0	8,839	0	8,839
Qatar
Corporate Bonds & Notes	0	1,057	0	1,057
Russia
Corporate Bonds & Notes	0	57,415	0	57,415
Sovereign Issues	0	55,732	0	55,732
Senegal
Sovereign Issues	0	14,508	0	14,508
Serbia
Sovereign Issues	0	943	0	943
Slovenia
Sovereign Issues	0	73,185	0	73,185
South Africa
Corporate Bonds & Notes	0	69,398	0	69,398
Sovereign Issues	0	16,489	0	16,489
Spain
Corporate Bonds & Notes	0	124	0	124
Sovereign Issues	0	320	0	320
Sri Lanka
Corporate Bonds & Notes	0	7,609	0	7,609
Sovereign Issues	0	14,373	0	14,373
Thailand
Corporate Bonds & Notes	0	5,536	0	5,536
Trinidad and Tobago
Corporate Bonds & Notes	0	11,728	0	11,728
Tunisia
Sovereign Issues	0	11,929	0	11,929
Turkey
Corporate Bonds & Notes	0	41,013	0	41,013
Sovereign Issues	0	109,589	0	109,589
Ukraine
Sovereign Issues	0	68,401	0	68,401
United Arab Emirates
Corporate Bonds & Notes	0	6,364	0	6,364
United States
Asset-Backed Securities	0	638	0	638
Corporate Bonds & Notes	0	41,658	0	41,658
Mortgage-Backed Securities	0	20,451	0	20,451
U.S. Government Agencies	0	232	0	232
Uruguay
Sovereign Issues	0	33,334	0	33,334
Venezuela
Corporate Bonds & Notes	0	127,452	0	127,452
Sovereign Issues	0	164,020	0	164,020
Vietnam
Sovereign Issues	0	4,299	0	4,299
Virgin Islands (British)
Corporate Bonds & Notes	0	136,829	0	136,829
Zambia
Sovereign Issues	0	9,263	0	9,263
Short-Term Instruments
Repurchase Agreements	0	6,505	0	6,505
U.S. Treasury Bills	0	60,584	0	60,584
	$1,095	$3,974,153	$7,920	$3,983,168

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	75

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

September 30, 2014 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$385,258	$0	$0	$385,258

Total Investments	$386,353	$3,974,153	$7,920	$4,368,426

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	113	0	113
Over the counter	0	39,454	0	39,454
	$0	$39,567	$0	$39,567

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(39)	$(181)	$0	$(220)
Over the counter	0	(67,102)	0	(67,102)
	$(39)	$(67,283)	$0	$(67,322)

Totals	$386,314	$3,946,437	$7,920	$4,340,671

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

76	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.7%

ARGENTINA 0.3%

CORPORATE BONDS & NOTES 0.3%
YPF S.A.
8.750% due 04/04/2024	$2,600	$2,658

Total Argentina (Cost $2,598)		2,658

AUSTRIA 0.3%

CORPORATE BONDS & NOTES 0.3%
OAS Investments GmbH
8.250% due 10/19/2019	$700	689
Sappi Papier Holding GmbH
7.500% due 06/15/2032	2,200	1,980

Total Austria (Cost $2,487)		2,669

BARBADOS 0.8%

CORPORATE BONDS & NOTES 0.8%
Columbus International, Inc.
7.375% due 03/30/2021	$6,700	6,993

Total Barbados (Cost $6,752)		6,993

BERMUDA 6.1%

CORPORATE BONDS & NOTES 6.1%
Alliance Oil Co. Ltd.
9.875% due 03/11/2015	$26,640	26,773
China Resources Gas Group Ltd.
4.500% due 04/05/2022	4,000	4,143
Digicel Group Ltd.
8.250% due 09/30/2020	10,115	10,470
Digicel Ltd.
6.000% due 04/15/2021	2,900	2,878
7.000% due 02/15/2020	800	828
FPMH Finance Ltd.
7.375% due 07/24/2017	2,775	3,128
Kosmos Energy Ltd.
7.875% due 08/01/2021	6,400	6,496

Total Bermuda (Cost $54,845)		54,716

BRAZIL 9.1%

CORPORATE BONDS & NOTES 9.1%
Banco ABC Brasil S.A.
7.875% due 04/08/2020	$8,250	8,863
Banco BTG Pactual S.A.
4.000% due 01/16/2020	1,110	1,052
Banco Daycoval S.A.
5.750% due 03/19/2019	2,950	3,065
Banco do Brasil S.A.
6.250% due 04/15/2024 (d)	2,100	1,614
9.000% due 06/18/2024 (d)	5,000	4,873
Banco do Estado do Rio Grande do Sul S.A.
7.375% due 02/02/2022	7,810	8,231
Banco Pan S.A.
8.500% due 04/23/2020	3,230	3,575
Banco Votorantim S.A.
7.375% due 01/21/2020	190	212
BES Investimento do Brasil S.A. Banco de Investimento
5.625% due 03/25/2015	6,510	6,471
BR Properties S.A.
9.000% due 10/07/2015 (d)	7,010	7,264
Cielo S.A.
3.750% due 11/16/2022	2,825	2,627

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CSN Resources S.A.
6.500% due 07/21/2020		$1,680	$1,725
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		350	353
6.200% due 12/21/2021		1,360	1,425
Minerva Luxembourg S.A.
7.750% due 01/31/2023		1,400	1,429
Odebrecht Finance Ltd.
7.125% due 06/26/2042		4,400	4,735
Tonon Luxembourg S.A.
10.500% due 05/14/2024		10,800	10,449
USJ Acucar e Alcool S.A.
9.875% due 11/09/2019		3,120	3,019
Vale Overseas Ltd.
6.875% due 11/21/2036		2,180	2,469
6.875% due 11/10/2039		2,300	2,594
Votorantim Cimentos S.A.
7.250% due 04/05/2041		5,760	5,962

Total Brazil (Cost $82,303)			82,007

BULGARIA 1.3%

CORPORATE BONDS & NOTES 1.3%
Bulgarian Energy Holding EAD
4.250% due 11/07/2018	EUR	7,300	9,220
Vivacom
6.625% due 11/15/2018		1,900	2,352

Total Bulgaria (Cost $12,573)			11,572

CANADA 0.5%

CORPORATE BONDS & NOTES 0.5%
Harvest Operations Corp.
6.875% due 10/01/2017		$1,000	1,048
Pacific Rubiales Energy Corp.
5.375% due 01/26/2019		3,450	3,506

Total Canada (Cost $4,496)			4,554

CAYMAN ISLANDS 8.6%

CORPORATE BONDS & NOTES 8.6%
Alpha Star Holding Ltd.
4.970% due 04/09/2019		$11,700	11,346
Baidu, Inc.
3.500% due 11/28/2022		300	293
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		3,400	3,689
BR Malls International Finance Ltd.
8.500% due 01/21/2016 (d)		4,305	4,518
Champion MTN Ltd.
3.750% due 01/17/2023		2,410	2,203
China State Construction Finance Cayman Ltd.
3.125% due 04/02/2018		2,500	2,485
Comcel Trust
6.875% due 02/06/2024		9,200	9,729
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		4,130	4,586
Goodman HK Finance
4.375% due 06/19/2024		5,000	4,986
Greentown China Holdings Ltd.
8.500% due 02/04/2018		4,290	4,247
Interoceanica Finance Ltd.
0.000% due 11/30/2018		2,172	1,997
0.000% due 11/30/2025		79	56
Longfor Properties Co. Ltd.
6.875% due 10/18/2019		2,265	2,305

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MCE Finance Ltd.
5.000% due 02/15/2021	$3,800	$3,667
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	6,540	6,769
6.750% due 10/01/2022	4,511	4,691
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018	3,055	2,862
Shimao Property Holdings Ltd.
6.625% due 01/14/2020	2,100	2,111
Sunac China Holdings Ltd.
12.500% due 10/16/2017	2,870	3,200
Swire Pacific MTN Financing Ltd.
4.500% due 02/28/2022	700	742
Tencent Holdings Ltd.
3.375% due 03/05/2018	400	411

Total Cayman Islands (Cost $76,247)		76,893

CHILE 2.8%

CORPORATE BONDS & NOTES 2.8%
Banco de Credito e Inversiones
4.000% due 02/11/2023	$2,200	2,180
Corpbanca S.A.
3.875% due 09/22/2019	6,800	6,849
ENTEL Chile S.A.
4.875% due 10/30/2024	8,300	8,530
GNL Quintero S.A.
4.634% due 07/31/2029	2,300	2,299
Inversiones CMPC S.A.
4.750% due 09/15/2024	5,200	5,182

Total Chile (Cost $24,677)		25,040

CHINA 0.4%

CORPORATE BONDS & NOTES 0.4%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	$3,400	3,536

Total China (Cost $3,436)		3,536

COLOMBIA 2.6%

CORPORATE BONDS & NOTES 2.6%
Bancolombia S.A.
5.950% due 06/03/2021	$4,590	5,061
Ecopetrol S.A.
5.875% due 05/28/2045	3,100	3,156
7.375% due 09/18/2043	4,200	5,084
Empresa de Energia de Bogota S.A. ESP
6.125% due 11/10/2021	1,100	1,180
Grupo Aval Ltd.
4.750% due 09/26/2022	7,500	7,444
Transportadora de Gas Internacional S.A. ESP
5.700% due 03/20/2022	1,800	1,904

Total Colombia (Cost $22,820)		23,829

CURACAO 0.5%

CORPORATE BONDS & NOTES 0.5%
SUAM Finance BV
4.875% due 04/17/2024	$4,500	4,590

Total Curacao (Cost $4,481)		4,590

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	77

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CZECH REPUBLIC 1.3%

CORPORATE BONDS & NOTES 1.3%
RPG Byty s.r.o.
6.750% due 05/01/2020	EUR	8,800	$11,671

Total Czech Republic (Cost $12,147)			11,671

GUATEMALA 1.8%

CORPORATE BONDS & NOTES 1.8%
Agromercantil Senior Trust
6.250% due 04/10/2019		$7,125	7,419
Industrial Senior Trust
5.500% due 11/01/2022		8,725	8,659

Total Guatemala (Cost $15,597)			16,078

HONG KONG 2.5%

CORPORATE BONDS & NOTES 2.5%
Bao-trans Enterprises Ltd.
3.750% due 12/12/2018		$3,200	3,282
CNOOC Finance Ltd.
3.875% due 05/02/2022		500	502
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		2,800	2,844
Franshion Development Ltd.
6.750% due 04/15/2021		1,770	1,837
Franshion Investment Ltd.
4.700% due 10/26/2017		6,970	7,144
Mega Advance Investments Ltd.
5.000% due 05/12/2021		5,040	5,435
Wheelock Finance Ltd.
3.000% due 03/19/2018		1,120	1,114
4.750% due 02/23/2017		750	786

Total Hong Kong (Cost $22,446)			22,944

INDIA 2.5%

CORPORATE BONDS & NOTES 2.5%
Bharti Airtel International Netherlands BV
5.350% due 05/20/2024		$3,000	3,211
ICICI Bank Ltd.
4.750% due 11/25/2016		3,370	3,553
NTPC Ltd.
4.750% due 10/03/2022		1,400	1,443
Oil India Ltd.
5.375% due 04/17/2024		5,900	6,260
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		6,850	7,177
State Bank of India
4.125% due 08/01/2017		100	104
Tata Power Co. Ltd.
8.500% due 08/19/2017		550	610

Total India (Cost $21,643)			22,358

INDONESIA 1.3%

CORPORATE BONDS & NOTES 1.3%
Listrindo Capital BV
6.950% due 02/21/2019		$400	425
Pelabuhan Indonesia PT
4.875% due 10/01/2024 (a)		2,500	2,478
Pertamina Persero PT
6.450% due 05/30/2044		7,800	7,898
TBG Global Pte Ltd.
4.625% due 04/03/2018		1,200	1,194

Total Indonesia (Cost $11,905)			11,995

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 8.9%

CORPORATE BONDS & NOTES 8.9%
ABH Financial Ltd. Via Alfa Holding Issuance PLC
5.500% due 06/10/2017	EUR	6,700	$8,452
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.875% due 09/25/2017		$13,000	13,550
Borets Finance Ltd.
7.625% due 09/26/2018		3,400	3,366
EDC Finance Ltd.
4.875% due 04/17/2020		17,980	16,272
EuroChem Mineral & Chemical Co. OJSC Via EuroChem GI Ltd.
5.125% due 12/12/2017		18,540	18,135
Metalloinvest Finance Ltd.
5.625% due 04/17/2020		10,400	9,529
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		10,430	10,795

Total Ireland (Cost $82,550)			80,099

KAZAKHSTAN 1.4%

CORPORATE BONDS & NOTES 1.4%
Zhaikmunai LLP
7.125% due 11/13/2019		$11,800	12,419

Total Kazakhstan (Cost $12,328)			12,419

LUXEMBOURG 3.9%

CORPORATE BONDS & NOTES 3.9%
Altice Financing S.A.
6.500% due 01/15/2022	EUR	900	1,211
8.000% due 12/15/2019		5,470	7,539
Aralco Finance S.A.
10.125% due 05/07/2020 ^		$1,290	155
ContourGlobal Power Holdings S.A.
7.125% due 06/01/2019		2,700	2,686
Far East Capital Ltd. S.A.
8.000% due 05/02/2018		200	135
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		8,720	7,554
6.000% due 11/27/2023		6,100	5,796
MHP S.A.
8.250% due 04/02/2020		7,450	6,390
Millicom International Cellular S.A.
4.750% due 05/22/2020		1,100	1,053
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024		2,600	2,359

Total Luxembourg (Cost $38,000)			34,878

		SHARES
MEXICO 4.2%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)		172,485	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 4.2%
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$6,000	5,820
BBVA Bancomer S.A.
6.500% due 03/10/2021		2,780	3,044
Cemex S.A.B. de C.V.
4.750% due 01/11/2022	EUR	5,800	7,344

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.984% due 10/15/2018		$3,500	$3,719
9.500% due 06/15/2018		4,200	4,697
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		400	42
Empresas ICA S.A.B. de C.V.
8.375% due 07/24/2017		178	188
8.875% due 05/29/2024		400	412
Grupo KUO S.A.B. de C.V.
6.250% due 12/04/2022		2,350	2,416
Hipotecaria Su Casita S.A. de C.V.
5.790% due 06/28/2018 ^	MXN	17,999	66
Trust F/1401
6.950% due 01/30/2044		$9,300	10,160

			37,908

Total Mexico (Cost $40,303)			37,908

NETHERLANDS 3.0%

CORPORATE BONDS & NOTES 3.0%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$6,100	5,917
Hyva Global BV
8.625% due 03/24/2016		500	509
Indo Energy Finance BV
6.375% due 01/24/2023		200	157
7.000% due 05/07/2018		1,910	1,824
Marfrig Holding Europe BV
6.875% due 06/24/2019		4,400	4,292
Metinvest BV
8.750% due 02/14/2018		8,700	6,003
Nostrum Oil & Gas Finance BV
6.375% due 02/14/2019		8,100	8,181

Total Netherlands (Cost $28,988)			26,883

PANAMA 0.2%

CORPORATE BONDS & NOTES 0.2%
ENA Norte Trust
4.950% due 04/25/2028		$1,743	1,804

Total Panama (Cost $1,751)			1,804

PARAGUAY 0.5%

CORPORATE BONDS & NOTES 0.5%
Banco Continental SAECA
8.875% due 10/15/2017		$3,800	4,128

Total Paraguay (Cost $3,912)			4,128

PERU 1.4%

CORPORATE BONDS & NOTES 1.4%
Banco de Credito del Peru
4.250% due 04/01/2023		$7,209	7,209
Corp. Lindley S.A.
4.625% due 04/12/2023		5,960	5,766

Total Peru (Cost $12,756)			12,975

PHILIPPINES 0.1%

CORPORATE BONDS & NOTES 0.1%
Energy Development Corp.
6.500% due 01/20/2021		$1,100	1,199

Total Philippines (Cost $1,107)			1,199

78	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ROMANIA 0.7%

CORPORATE BONDS & NOTES 0.7%
Cable Communications Systems NV
7.500% due 11/01/2020	EUR	4,700	$6,263

Total Romania (Cost $6,741)			6,263

RUSSIA 6.2%

CORPORATE BONDS & NOTES 6.2%
ALROSA Finance S.A.
7.750% due 11/03/2020		$1,760	1,820
Polyus Gold International Ltd.
5.625% due 04/29/2020		21,540	20,786
Sibur Securities Ltd.
3.914% due 01/31/2018		19,260	17,719
VimpelCom Holdings BV
7.504% due 03/01/2022		15,220	15,581

Total Russia (Cost $56,534)			55,906

SINGAPORE 1.0%

CORPORATE BONDS & NOTES 1.0%
Alam Synergy Pte Ltd.
6.950% due 03/27/2020		$4,420	4,332
STATS ChipPAC Ltd.
5.375% due 03/31/2016		2,820	2,862
Theta Capital Pte. Ltd.
6.125% due 11/14/2020		1,580	1,613

Total Singapore (Cost $8,889)			8,807

SOUTH KOREA 0.7%

CORPORATE BONDS & NOTES 0.7%
Hana Bank
4.375% due 09/30/2024		$6,800	6,771

Total South Korea (Cost $6,748)			6,771

SWEDEN 2.9%

CORPORATE BONDS & NOTES 2.9%
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	3,200	4,522
Eileme AB
11.625% due 01/31/2020		$8,765	10,167
11.750% due 01/31/2020	EUR	7,446	10,992

Total Sweden (Cost $26,760)			25,681

THAILAND 0.0%

CORPORATE BONDS & NOTES 0.0%
Bangkok Bank PCL
3.875% due 09/27/2022		$200	202

Total Thailand (Cost $206)			202

TURKEY 2.6%

CORPORATE BONDS & NOTES 2.6%
Arcelik A/S
5.000% due 04/03/2023		$6,900	6,520

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KOC Holding A/S
3.500% due 04/24/2020	$5,910	$5,637
Turkiye Garanti Bankasi A/S
4.750% due 10/17/2019	10,800	10,811

Total Turkey (Cost $22,938)		22,968

UNITED ARAB EMIRATES 0.3%

CORPORATE BONDS & NOTES 0.3%
DP World Ltd.
6.850% due 07/02/2037	$2,500	2,816

Total United Arab Emirates (Cost $2,539)		2,816

UNITED KINGDOM 6.2%

CORPORATE BONDS & NOTES 6.2%
Afren PLC
11.500% due 02/01/2016	$20,230	21,369
Ferrexpo Finance PLC
7.875% due 04/07/2016	7,100	6,514
Fresnillo PLC
5.500% due 11/13/2023	7,840	8,190
Tullow Oil PLC
6.000% due 11/01/2020	9,720	9,769
6.250% due 04/15/2022	900	881
Vedanta Resources PLC
7.125% due 05/31/2023	1,590	1,636
8.250% due 06/07/2021	3,670	4,062
9.500% due 07/18/2018	3,300	3,795

Total United Kingdom (Cost $56,592)		56,216

UNITED STATES 4.4%

CORPORATE BONDS & NOTES 4.4%
California Resources Corp.
5.000% due 01/15/2020 (a)	$1,200	1,221
5.500% due 09/15/2021 (a)	4,200	4,268
CITGO Petroleum Corp.
6.250% due 08/15/2022	5,400	5,630
Rio Oil Finance Trust
6.250% due 07/06/2024 (f)	7,300	7,542
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024	6,200	6,316
Southern Copper Corp.
5.250% due 11/08/2042	14,190	13,468
7.500% due 07/27/2035	1,000	1,195

Total United States (Cost $38,599)		39,640

VIRGIN ISLANDS (BRITISH) 2.8%

CORPORATE BONDS & NOTES 2.8%
Big Will Investments Ltd.
10.875% due 04/29/2016	$2,400	2,580
CNPC General Capital Ltd.
2.750% due 05/14/2019	4,500	4,487
3.400% due 04/16/2023	200	192
FPC Finance Ltd.
6.000% due 06/28/2019	500	539

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FPT Finance Ltd.
6.375% due 09/28/2020	$300	$327
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	2,100	1,879
GTL Trade Finance, Inc.
7.250% due 04/16/2044	1,700	1,734
HLP Finance Ltd.
4.450% due 04/16/2021	5,500	5,618
OAS Finance Ltd.
8.000% due 07/02/2021	6,500	6,256
Wiseyear Holdings Ltd.
5.875% due 04/06/2021	1,250	1,375

Total Virgin Islands (British) (Cost $25,078)		24,987

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (e) 0.1%
		511

U.S. TREASURY BILLS 0.5%
0.035% due 10/09/2014 - 04/02/2015 (c)(h)(j)	$4,124	4,124

Total Short-Term Instruments (Cost $4,635)		4,635

Total Investments in Securities (Cost $859,407)		851,288

	SHARES
INVESTMENTS IN AFFILIATES 1.9%

SHORT-TERM INSTRUMENTS 1.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio	1,687,426	16,884
PIMCO Short-Term Floating NAV Portfolio III	40,033	400

Total Short-Term Instruments (Cost $17,284)		17,284

Total Investments in Affiliates (Cost $17,284)		17,284

Total Investments 96.6% (Cost $876,691)		$868,572

Financial Derivative Instruments (g)(i) 0.4% (Cost or Premiums, net $(2,108))		3,333

Other Assets and Liabilities, net 3.0%		26,855

Net Assets 100.0%		$898,760

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	79

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

(c)	Coupon represents a weighted average yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$511	U.S. Treasury Notes 1.500% due 02/28/2019	$(522)	$511	$511

Total Repurchase Agreements						$(522)	$511	$511

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	0.500%	10/01/2014	11/17/2014	$(7,729)	$(7,729)

Total Reverse Repurchase Agreements					$(7,729)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $5,502 at a weighted average interest rate of (0.723%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(f)	Securities with an aggregate market value of $7,542 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BRC	$0	$(7,729)	$0	$0	$(7,729)	$7,542	$(187)
SSB	511	0	0	0	511	(522)	(11)

Total Borrowings and Other Financing Transactions	$511	$(7,729)	$0	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2014	9	$7	$1	$0
U.S. Treasury 10-Year Note December Futures	Long	12/2014	203	(146)	0	(25)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	85	(139)	0	(35)

Total Futures Contracts				$(278)	$1	$(60)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	0.750%	06/19/2017	$15,400	$(155)	$(110)	$0	$(3)
Pay	3-Month USD-LIBOR	1.000%	06/19/2018	2,600	(50)	(46)	0	(1)
Pay	3-Month USD-LIBOR	1.250%	09/05/2018	51,200	(767)	(592)	0	(15)
Pay	3-Month USD-LIBOR	1.400%	09/05/2018	2,600	(24)	(17)	0	(1)

80	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	1.450%	09/05/2018	24,200	$(173)	$(50)	$0	$(7)
Pay	3-Month USD-LIBOR	1.650%	09/05/2018	5,250	4	16	0	(1)
Pay	3-Month USD-LIBOR	2.000%	06/18/2019	8,200	92	28	0	(3)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	5,200	195	110	6	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	4,000	323	(431)	22	0

					$(555)	$(1,092)	$28	$(31)

Total Swap Agreements					$(555)	$(1,092)	$28	$(31)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(h)	Securities with an aggregate market value of $1,923 and cash of $380 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1	$28	$29	$0	$(60)	$(31)	$(91)

(i)   FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	11/2014		EUR	69,222	$		92,340	$4,880	$0
	11/2014	$		4,114		EUR	3,151	0	(134)

CBK	11/2014		EUR	5,822	$		7,507	151	0
	11/2014	$		3,179		EUR	2,459	0	(72)

GLM	10/2014		JPY	2,274,500	$		21,821	1,082	0
	10/2014	$		166		MXN	2,180	0	(4)
	11/2014		EUR	103	$		131	1	0
	11/2014	$		1,767		EUR	1,402	5	0

HUS	10/2014		JPY	201,800	$		1,884	44	0
	11/2014	$		10,109		EUR	7,664	0	(426)

JPM	10/2014			20,277		JPY	2,207,200	0	(152)
	11/2014		JPY	2,207,200	$		20,282	153	0
	11/2014	$		4,120		EUR	3,094	0	(210)

MSB	10/2014			2,511		JPY	269,100	0	(57)

Total Forward Foreign Currency Contracts								$6,316	$(1,055)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	105.000	11/20/2014	$7,860	$189	$346

Total Purchased Options						$189	$346

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	0.990%	10/15/2014	$900	$(3)	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	81

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	$3,614	$(98)	$(174)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016	2,200	(40)	(30)

BRC	Put - OTC USD versus JPY		95.000	11/20/2014	7,860	(192)	0

CBK	Put - OTC USD versus JPY		95.000	09/08/2016	2,500	(52)	(41)

DUB	Call - OTC USD versus JPY		107.500	10/14/2014	5,000	(34)	(105)

JPM	Put - OTC USD versus JPY		91.000	02/18/2016	2,730	(70)	(16)

						$(486)	$(366)

Total Written Options						$(489)	$(366)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	Notional Amount	Premiums
Balance at Beginning of Period	$10,590	$(262)
Sales	17,414	(249)
Closing Buys	0	0
Expirations	(3,200)	22
Exercised	0	0

Balance at End of Period	$24,804	$(489)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	South Africa Government International Bond	1.000%	06/20/2015	0.555%	$	15,600	$90	$(36)	$54	$0
	South Africa Government International Bond	1.000%	09/20/2015	0.620%		3,100	18	(6)	12	0

BPS	Brazil Government International Bond	1.000%	03/20/2015	0.573%		600	3	(1)	2	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2019	3.149%		8,500	(511)	(223)	0	(734)
	Petroleos Mexicanos	1.000%	03/20/2019	1.076%		7,900	(153)	129	0	(24)
	South Africa Government International Bond	1.000%	09/20/2015	0.620%		1,700	11	(5)	6	0

BRC	Israel Electric Corp. Ltd.	1.000%	09/20/2015	1.137%		23,100	(275)	250	0	(25)
	Petroleos Mexicanos	1.000%	03/20/2019	1.076%		2,000	(51)	45	0	(6)
	South Africa Government International Bond	1.000%	06/20/2015	0.555%		2,600	13	(4)	9	0
	South Africa Government International Bond	1.000%	09/20/2015	0.620%		600	4	(2)	2	0
	Turkey Government International Bond	1.000%	03/20/2015	0.754%		5,800	18	(10)	8	0

CBK	AK Transneft OAO	1.000%	03/20/2017	2.664%		8,700	(129)	(214)	0	(343)
	Brazil Government International Bond	1.000%	12/20/2014	0.573%		31,200	108	(71)	37	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	2.643%		5,900	(39)	(76)	0	(115)

DUB	Brazil Government International Bond	1.000%	03/20/2016	0.768%		1,800	(1)	8	7	0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%		2,600	15	(4)	11	0
	South Africa Government International Bond	1.000%	09/20/2015	0.620%		600	4	(1)	3	0

GST	Altice Finco S.A.	5.000%	06/20/2019	3.868%	EUR	900	61	(4)	57	0
	Brazil Government International Bond	1.000%	03/20/2015	0.573%	$	100	0	0	0	0
	Brazil Government International Bond	1.000%	03/20/2016	0.768%		8,400	(11)	42	31	0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%		1,500	8	(2)	6	0
	Petrobras International Finance Co.	1.000%	03/20/2019	2.283%		4,200	(362)	138	0	(224)
	Petrobras International Finance Co.	1.000%	09/20/2019	2.466%		7,800	(451)	(71)	0	(522)
	Petroleos Mexicanos	1.000%	03/20/2019	1.076%		3,400	(63)	52	0	(11)

HUS	Brazil Government International Bond	1.000%	03/20/2015	0.573%		1,800	8	(4)	4	0
	Colombia Government International Bond	1.000%	03/20/2016	0.394%		2,300	16	5	21	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.942%		200	(6)	7	1	0

JPM	Altice Finco S.A.	5.000%	06/20/2019	3.868%	EUR	200	8	4	12	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	2.550%	$	9,600	(65)	(76)	0	(141)

MYC	Brazil Government International Bond	1.000%	03/20/2015	0.573%		1,600	7	(3)	4	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.942%		2,300	(79)	81	2	0

							$(1,804)	$(52)	$289	$(2,145)

82	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	8,400	$(4)	$14	$10	$0

Total Swap Agreements							$(1,808)	$(38)	$299	$(2,145)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(j)	Securities with an aggregate market value of $2,201 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$4,880	$0	$66	$4,946	$(134)	$(204)	$0	$(338)	$4,608	$(4,200)	$408
BPS	0	0	18	18	0	0	(758)	(758)	(740)	701	(39)
BRC	0	346	19	365	0	0	(31)	(31)	334	(340)	(6)
CBK	151	0	37	188	(72)	(41)	(458)	(571)	(383)	350	(33)
DUB	0	0	21	21	0	(105)	0	(105)	(84)	0	(84)
GLM	1,088	0	0	1,088	(4)	0	0	(4)	1,084	(890)	194
GST	0	0	94	94	0	0	(757)	(757)	(663)	610	(53)
HUS	44	0	26	70	(426)	0	0	(426)	(356)	280	(76)
JPM	153	0	12	165	(362)	(16)	(141)	(519)	(354)	260	(94)
MSB	0	0	0	0	(57)	0	0	(57)	(57)	0	(57)
MYC	0	0	6	6	0	0	0	0	6	(37)	(31)

Total Over the Counter	$6,316	$346	$299	$6,961	$(1,055)	$(366)	$(2,145)	$(3,566)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	0	0	0	28	28

	$0	$0	$0	$0	$29	$29

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,316	$0	$6,316
Purchased Options	0	0	0	346	0	346
Swap Agreements	0	289	0	0	10	299

	$0	$289	$0	$6,662	$10	$6,961

	$0	$289	$0	$6,662	$39	$6,990

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	83

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$60	$60
Swap Agreements	0	0	0	0	31	31

	$0	$0	$0	$0	$91	$91

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,055	$0	$1,055
Written Options	0	0	0	366	0	366
Swap Agreements	0	2,145	0	0	0	2,145

	$0	$2,145	$0	$1,421	$0	$3,566

	$0	$2,145	$0	$1,421	$91	$3,657

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$821	$821
Swap Agreements	0	0	0	0	417	417

	$0	$0	$0	$0	$1,238	$1,238

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,871	$0	$2,871
Written Options	0	0	0	22	0	22
Swap Agreements	0	734	0	0	0	734

	$0	$734	$0	$2,893	$0	$3,627

	$0	$734	$0	$2,893	$1,238	$4,865

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(185)	$(185)
Swap Agreements	0	0	0	0	(345)	(345)

	$0	$0	$0	$0	$(530)	$(530)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,415	$0	$5,415
Purchased Options	0	0	0	174	0	174
Written Options	0	3	0	(24)	0	(21)
Swap Agreements	0	(356)	0	0	14	(342)

	$0	$(353)	$0	$5,565	$14	$5,226

	$0	$(353)	$0	$5,565	$(516)	$4,696

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$2,658	$0	$2,658
Austria
Corporate Bonds & Notes	0	2,669	0	2,669
Barbados
Corporate Bonds & Notes	0	6,993	0	6,993
Bermuda
Corporate Bonds & Notes	0	54,716	0	54,716
Brazil
Corporate Bonds & Notes	0	82,007	0	82,007
Bulgaria
Corporate Bonds & Notes	0	11,572	0	11,572

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Canada
Corporate Bonds & Notes	$0	$4,554	$0	$4,554
Cayman Islands
Corporate Bonds & Notes	0	74,840	2,053	76,893
Chile
Corporate Bonds & Notes	0	25,040	0	25,040
China
Corporate Bonds & Notes	0	3,536	0	3,536
Colombia
Corporate Bonds & Notes	0	23,829	0	23,829
Curacao
Corporate Bonds & Notes	0	4,590	0	4,590
Czech Republic
Corporate Bonds & Notes	0	11,671	0	11,671

84	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Guatemala
Corporate Bonds & Notes	$0	$16,078	$0	$16,078
Hong Kong
Corporate Bonds & Notes	0	22,944	0	22,944
India
Corporate Bonds & Notes	0	22,358	0	22,358
Indonesia
Corporate Bonds & Notes	0	11,995	0	11,995
Ireland
Corporate Bonds & Notes	0	80,099	0	80,099
Kazakhstan
Corporate Bonds & Notes	0	12,419	0	12,419
Luxembourg
Corporate Bonds & Notes	0	34,878	0	34,878
Mexico
Corporate Bonds & Notes	0	37,842	66	37,908
Netherlands
Corporate Bonds & Notes	0	26,883	0	26,883
Panama
Corporate Bonds & Notes	0	1,804	0	1,804
Paraguay
Corporate Bonds & Notes	0	4,128	0	4,128
Peru
Corporate Bonds & Notes	0	12,975	0	12,975
Philippines
Corporate Bonds & Notes	0	1,199	0	1,199
Romania
Corporate Bonds & Notes	0	6,263	0	6,263
Russia
Corporate Bonds & Notes	0	55,906	0	55,906
Singapore
Corporate Bonds & Notes	0	8,807	0	8,807
South Korea
Corporate Bonds & Notes	0	6,771	0	6,771
Sweden
Corporate Bonds & Notes	0	25,681	0	25,681
Thailand
Corporate Bonds & Notes	0	202	0	202

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Turkey
Corporate Bonds & Notes	$0	$22,968	$0	$22,968
United Arab Emirates
Corporate Bonds & Notes	0	2,816	0	2,816
United Kingdom
Corporate Bonds & Notes	0	56,216	0	56,216
United States
Corporate Bonds & Notes	0	39,640	0	39,640
Virgin Islands (British)
Corporate Bonds & Notes	0	24,987	0	24,987
Short-Term Instruments
Repurchase Agreements	0	511	0	511
U.S. Treasury Bills	0	4,124	0	4,124
	$0	$849,169	$2,119	$851,288

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,284	$0	$0	$17,284

Total Investments	$17,284	$849,169	$2,119	$868,572

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	28	0	29
Over the counter	0	6,961	0	6,961
	$1	$6,989	$0	$6,990

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(60)	(31)	0	(91)
Over the counter	0	(3,566)	0	(3,566)
	$(60)	$(3,597)	$0	$(3,657)

Totals	$17,225	$852,561	$2,119	$871,905

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	85

Schedule of Investments PIMCO Emerging Markets Currency Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 68.9%

BERMUDA 0.0%

CORPORATE BONDS & NOTES 0.0%
Qtel International Finance Ltd.
3.375% due 10/14/2016		$500	$519

Total Bermuda (Cost $516)			519

BRAZIL 10.6%

CORPORATE BONDS & NOTES 5.8%
Banco BTG Pactual S.A.
4.875% due 07/08/2016		$1,000	1,037
Banco do Brasil S.A.
4.500% due 01/22/2015		48,460	49,308
4.500% due 01/20/2016	EUR	21,600	28,339
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		$4,900	5,020
Banco Pan S.A.
5.500% due 08/04/2015		4,450	4,584
Banco Santander Brasil S.A.
4.250% due 01/14/2016		11,600	12,036
4.500% due 04/06/2015		9,275	9,402
4.625% due 02/13/2017		35,915	37,666
Banco Votorantim S.A.
5.250% due 02/11/2016		12,020	12,501
Caixa Economica Federal
2.375% due 11/06/2017		14,520	14,121
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		20,460	22,046
CSN Islands Corp.
10.000% due 01/15/2015		7,150	7,357
Petrobras Global Finance BV
1.852% due 05/20/2016		16,300	16,324
2.000% due 05/20/2016		9,000	9,022
2.374% due 01/15/2019		22,500	22,550
2.595% due 03/17/2017		11,800	11,961
Petrobras International Finance Co. S.A.
2.875% due 02/06/2015		62,590	63,003
3.875% due 01/27/2016		13,170	13,512
5.875% due 03/01/2018		9,980	10,798
7.875% due 03/15/2019		10,000	11,514
8.375% due 12/10/2018		3,400	4,001

			366,102

SOVEREIGN ISSUES 4.8%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		17,100	17,570
4.125% due 09/15/2017	EUR	20,000	26,711
Brazil Government International Bond
7.875% due 03/07/2015		$7,200	7,423
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	15,600	4,895
0.000% due 07/01/2017		708,400	209,617
0.000% due 07/01/2018		24,300	6,380
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2017 (b)		4,681	1,946
10.000% due 01/01/2025		76,100	27,127

			301,669

Total Brazil (Cost $692,595)			667,771

CAYMAN ISLANDS 1.5%

ASSET-BACKED SECURITIES 0.1%
Dryden Leveraged Loan CDO
0.474% due 10/20/2020		$2,566	2,549

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hyundai Capital Auto Funding Ltd.
1.154% due 09/20/2016		$558	$558

			3,107

CORPORATE BONDS & NOTES 1.4%
Baidu, Inc.
2.250% due 11/28/2017		200	202
3.250% due 08/06/2018		3,800	3,920
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		3,300	3,417
IPIC GMTN Ltd.
3.125% due 11/15/2015		12,275	12,539
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		18,320	17,163
QNB Finance Ltd.
1.487% due 10/31/2016		500	506
3.125% due 11/16/2015		45,255	46,330
Tencent Holdings Ltd.
2.000% due 05/02/2017		5,000	5,008

			89,085

Total Cayman Islands (Cost $91,766)			92,192

CHILE 1.0%

CORPORATE BONDS & NOTES 1.0%
Banco de Credito e Inversiones
3.000% due 09/13/2017		$1,900	1,953
Banco del Estado de Chile
2.000% due 11/09/2017		16,100	16,241
Banco Santander Chile
1.134% due 04/11/2017		5,100	5,118
1.834% due 01/19/2016		4,800	4,860
3.750% due 09/22/2015		27,300	28,009
Corp. Nacional del Cobre de Chile
4.750% due 10/15/2014		2,300	2,301
Telefonica Moviles Chile S.A.
2.875% due 11/09/2015		3,000	3,054

Total Chile (Cost $61,255)			61,536

CHINA 0.8%

CORPORATE BONDS & NOTES 0.3%
Sinopec Group Overseas Development Ltd.
1.014% due 04/10/2017		$19,100	19,131

SOVEREIGN ISSUES 0.5%
China Development Bank Corp.
2.950% due 08/02/2015	CNY	38,000	6,192
5.840% due 01/03/2019		2,160	369
China Government International Bond
2.480% due 12/01/2020		5,000	763
3.290% due 04/18/2020		5,140	811
3.320% due 06/12/2015		390	63
3.380% due 05/23/2023		700	109
4.080% due 08/22/2023		700	115
Export-Import Bank of China
3.350% due 06/18/2017		100,000	16,254
4.875% due 07/21/2015		$7,699	7,933

			32,609

Total China (Cost $51,766)			51,740

COLOMBIA 3.1%

CORPORATE BONDS & NOTES 0.5%
Banco de Bogota S.A.
5.000% due 01/15/2017		$10,683	11,270

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ecopetrol S.A.
7.625% due 07/23/2019		$15,930	$18,992

			30,262

SOVEREIGN ISSUES 2.6%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	60,000	$37
Colombia Government International Bond
2.031% due 11/16/2015		$64,548	65,143
7.375% due 01/27/2017		900	1,022
8.250% due 12/22/2014		6,380	6,481
12.000% due 10/22/2015	COP	130,373,000	69,033
Colombian TES
5.000% due 11/21/2018		8,935,000	4,312
7.000% due 05/04/2022		1,816,000	914
7.250% due 06/15/2016		27,683,000	14,156

			161,098

Total Colombia (Cost $200,146)			191,360

CROATIA 0.0%

SOVEREIGN ISSUES 0.0%
Croatia Government International Bond
6.250% due 04/27/2017		$800	852

Total Croatia (Cost $849)			852

CZECH REPUBLIC 0.0%

CORPORATE BONDS & NOTES 0.0%
Hyundai Motor Manufacturing Czech s.r.o.
4.500% due 04/15/2015		$750	764

Total Czech Republic (Cost $764)			764

FRANCE 0.8%

CORPORATE BONDS & NOTES 0.8%
BNP Paribas S.A.
0.697% due 05/07/2017		$8,900	8,901
Credit Agricole S.A.
0.780% due 06/12/2017		43,000	43,080

Total France (Cost $51,900)			51,981

GERMANY 0.1%

CORPORATE BONDS & NOTES 0.1%
Deutsche Bank AG
0.705% due 05/30/2017		$7,800	7,811

Total Germany (Cost $7,800)			7,811

HONG KONG 0.2%

CORPORATE BONDS & NOTES 0.2%
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015		$900	914
CNOOC Finance Ltd.
1.125% due 05/09/2016		8,200	8,209
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		3,900	3,904

Total Hong Kong (Cost $12,986)			13,027

INDIA 3.2%

CORPORATE BONDS & NOTES 3.2%
Bank of India
4.750% due 09/30/2015		$1,525	1,574

86	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Export-Import Bank of India
4.000% due 08/07/2017		$27,350	$28,696
4.375% due 02/02/2015		13,041	13,176
4.400% due 04/21/2015		19,943	20,291
HDFC Bank Ltd.
3.000% due 11/30/2016		16,500	16,900
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		48,522	49,042
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017		5,000	5,137
4.406% due 03/30/2016		5,150	5,364
ONGC Videsh Ltd.
2.500% due 05/07/2018		1,200	1,190
State Bank of India
2.384% due 01/21/2016		4,700	4,686
4.125% due 08/01/2017		3,900	4,074
4.500% due 07/27/2015		49,025	50,337

Total India (Cost $199,417)			200,467

INDONESIA 5.3%

CORPORATE BONDS & NOTES 1.6%
Bank Negara Indonesia Persero Tbk PT
4.125% due 04/27/2017		$10,810	11,161
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017		15,218	15,693
Majapahit Holding BV
7.250% due 06/28/2017		6,145	6,898
7.750% due 10/17/2016		60,267	66,972

			100,724

SOVEREIGN ISSUES 3.7%
Indonesia Government International Bond
6.875% due 03/09/2017		77,985	86,953
6.875% due 01/17/2018		73,100	82,694
7.250% due 04/20/2015		51,670	53,499
7.500% due 01/15/2016		6,250	6,731

			229,877

Total Indonesia (Cost $329,878)			330,601

IRELAND 0.2%

ASSET-BACKED SECURITIES 0.0%
Avoca CLO PLC
0.438% due 09/15/2021	EUR	297	373
Dryden Leveraged Loan CDO
0.568% due 01/25/2022		210	265

			638

CORPORATE BONDS & NOTES 0.2%
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		$200	204
OJSC Novolipetsk Steel Via Steel Funding Ltd.
4.450% due 02/19/2018		1,800	1,750
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		300	309
VEB-Leasing Via VEB Leasing Investment Ltd.
5.125% due 05/27/2016		5,100	5,062
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		600	612
9.125% due 04/30/2018		100	109
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		2,500	2,512

			10,558

Total Ireland (Cost $11,551)			11,196

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ISRAEL 0.1%

CORPORATE BONDS & NOTES 0.1%
Delek & Avner Tamar Bond Ltd.
2.803% due 12/30/2016		$6,300	$6,331

Total Israel (Cost $6,300)			6,331

KAZAKHSTAN 3.9%

CORPORATE BONDS & NOTES 3.9%
Intergas Finance BV
6.375% due 05/14/2017		$29,844	31,827
KazMunayGas National Co. JSC
9.125% due 07/02/2018		16,750	19,660
11.750% due 01/23/2015		132,852	137,063
Samruk-Energy JSC
3.750% due 12/20/2017		40,300	40,597
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		12,971	13,032

Total Kazakhstan (Cost $241,924)			242,179

LITHUANIA 0.1%

SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond
6.750% due 01/15/2015		$4,972	5,066

Total Lithuania (Cost $5,050)			5,066

LUXEMBOURG 4.9%

CORPORATE BONDS & NOTES 4.9%
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		$17,800	18,069
5.092% due 11/29/2015		23,100	23,530
5.364% due 10/31/2014	EUR	1,200	1,513
5.875% due 06/01/2015		7,100	9,113
6.212% due 11/22/2016		$12,200	12,657
9.250% due 04/23/2019		400	460
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		12,800	12,576
6.299% due 05/15/2017		250	254
7.750% due 05/29/2018		3,000	3,150
8.700% due 03/17/2016	RUB	1,049,500	25,373
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		$2,400	2,367
5.400% due 03/24/2017		11,800	11,983
5.499% due 07/07/2015 (d)		140,420	143,342
7.000% due 01/31/2016	RUB	158,000	3,841
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		$4,700	4,569
6.250% due 07/26/2016		1,000	1,035
6.700% due 10/25/2017		19,495	20,376
VTB Bank OJSC Via VTB Capital S.A.
6.000% due 04/12/2017		1,860	1,862
6.465% due 03/04/2015		13,500	13,654

Total Luxembourg (Cost $319,919)			309,724

MALAYSIA 0.3%

CORPORATE BONDS & NOTES 0.3%
1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		$8,600	8,786
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		400	414
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016		10,750	11,424

Total Malaysia (Cost $20,566)			20,624

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO 5.7%

CORPORATE BONDS & NOTES 4.9%
America Movil S.A.B. de C.V.
1.235% due 09/12/2016		$24,000	$24,280
3.500% due 02/08/2015	CNY	30,000	4,916
3.625% due 03/30/2015		$100	102
5.750% due 01/15/2015		2,150	2,183
6.000% due 06/09/2019	MXN	232,400	17,506
6.450% due 12/05/2022		140,400	10,170
9.000% due 01/15/2016		100,700	7,939
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$700	720
BBVA Bancomer S.A.
4.500% due 03/10/2016		92,659	97,060
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		1,700	176
9.250% due 06/30/2020 ^		630	64
Petroleos Mexicanos
2.254% due 07/18/2018		12,500	13,094
4.875% due 03/15/2015		46,705	47,613
5.750% due 03/01/2018		42,500	47,175
7.375% due 12/15/2014		6,000	6,090
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015		5,679	5,764
8.750% due 01/31/2016	MXN	285,300	22,563
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.788% due 12/09/2014 ^		39,100	364

			307,779

SOVEREIGN ISSUES 0.8%
Mexico Government International Bond
5.625% due 01/15/2017		$16,400	17,942
6.625% due 03/03/2015		14,390	14,764
9.500% due 12/18/2014	MXN	236,400	17,860
11.375% due 09/15/2016		$140	169

			50,735

Total Mexico (Cost $365,783)			358,514

NETHERLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%
Kazakhstan Temir Zholy Finance BV
7.000% due 05/11/2016		$15,515	16,582
SABIC Capital BV
3.000% due 11/02/2015		6,270	6,415
Waha Aerospace BV
3.925% due 07/28/2020		312	329

Total Netherlands (Cost $23,323)			23,326

PANAMA 0.4%

SOVEREIGN ISSUES 0.4%
Panama Government International Bond
7.250% due 03/15/2015		$23,197	23,876

Total Panama (Cost $23,825)			23,876

PERU 0.5%

CORPORATE BONDS & NOTES 0.0%
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$900	917

SOVEREIGN ISSUES 0.5%
Peru Government International Bond
7.500% due 10/14/2014	EUR	1,800	2,279

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	87

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.375% due 05/03/2016		$14,171	$15,779
9.875% due 02/06/2015		13,480	13,897

			31,955

Total Peru (Cost $32,796)			32,872

PHILIPPINES 0.0%

CORPORATE BONDS & NOTES 0.0%
Power Sector Assets & Liabilities Management Corp.
6.875% due 11/02/2016		$500	554

Total Philippines (Cost $552)			554

POLAND 0.3%

SOVEREIGN ISSUES 0.3%
Poland Government International Bond
4.000% due 10/25/2023	PLN	23,000	7,505
5.000% due 04/25/2016		2,700	853
5.750% due 09/23/2022		23,100	8,398

Total Poland (Cost $17,744)			16,756

QATAR 0.7%

CORPORATE BONDS & NOTES 0.4%
Qatari Diar Finance Co.
3.500% due 07/21/2015		$20,000	20,450
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		2,803	2,965

			23,415

SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.000% due 01/20/2015		17,800	17,991

Total Qatar (Cost $41,167)			41,406

ROMANIA 0.0%

SOVEREIGN ISSUES 0.0%
Romania Government International Bond
5.000% due 03/18/2015	EUR	1,000	1,290

Total Romania (Cost $1,399)			1,290

RUSSIA 0.2%

CORPORATE BONDS & NOTES 0.2%
ALROSA Finance S.A.
8.875% due 11/17/2014		$2,405	2,424
Lukoil International Finance BV
6.375% due 11/05/2014		8,300	8,329

			10,753

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
7.600% due 04/14/2021	RUB	3,500	82

Total Russia (Cost $10,873)			10,835

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%
Republic of Serbia
5.250% due 11/21/2017		$7,800	8,053

Total Serbia (Cost $8,132)			8,053

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%
STATS ChipPAC Ltd.
5.375% due 03/31/2016		$3,900	$3,958

Total Singapore (Cost $3,978)			3,958

SOUTH AFRICA 0.1%

CORPORATE BONDS & NOTES 0.1%
FirstRand Bank Ltd.
4.375% due 06/09/2016		$6,200	6,432
Transnet SOC Ltd.
4.500% due 02/10/2016		2,500	2,588

			9,020

SOVEREIGN ISSUES 0.0%
South Africa Government International Bond
7.000% due 02/28/2031	ZAR	21,300	1,606

Total South Africa (Cost $11,219)			10,626

SOUTH KOREA 6.7%

CORPORATE BONDS & NOTES 4.5%
Hana Bank
1.375% due 02/05/2016		$9,600	9,614
4.000% due 11/03/2016		2,597	2,740
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		8,450	8,911
6.000% due 05/05/2015		950	979
Industrial Bank of Korea
1.375% due 10/05/2015		19,300	19,391
3.750% due 09/29/2016		15,185	15,905
Kookmin Bank
0.705% due 09/14/2015		6,600	6,600
1.110% due 01/27/2017		1,500	1,512
Korea Development Bank
0.900% due 02/20/2015		83,500	83,701
0.932% due 08/20/2015		22,000	22,033
1.000% due 01/22/2016		700	700
1.170% due 08/20/2015		1,800	1,813
3.250% due 03/09/2016		2,100	2,165
3.500% due 08/22/2017		700	736
4.000% due 09/09/2016		1,300	1,370
4.375% due 08/10/2015		5,000	5,157
Korea Electric Power Corp.
3.000% due 10/05/2015		16,560	16,894
Korea Exchange Bank
1.750% due 09/27/2015		8,600	8,659
4.875% due 01/14/2016		6,950	7,262
Korea Expressway Corp.
1.625% due 04/28/2017		2,300	2,297
Korea Hydro & Nuclear Power Co. Ltd.
1.015% due 05/22/2017		36,500	36,495
3.125% due 09/16/2015		18,650	19,039
Korea National Oil Corp.
2.875% due 11/09/2015		704	718
4.000% due 10/27/2016		1,350	1,421
KT Corp.
4.875% due 07/15/2015		160	165
Shinhan Bank
0.883% due 04/08/2017		2,600	2,609
4.125% due 10/04/2016		950	1,003
4.375% due 09/15/2015		900	929
Woori Bank Co. Ltd.
4.500% due 10/07/2015		450	466

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 01/20/2016		$400	$418
7.000% due 02/02/2015		1,000	1,020

			282,722

SOVEREIGN ISSUES 2.2%
Export-Import Bank of Korea
0.984% due 01/14/2017		2,900	2,919
1.085% due 09/17/2016		3,900	3,940
1.250% due 11/20/2015		27,500	27,647
2.033% due 03/21/2015		33,000	33,193
4.000% due 01/11/2017		4,400	4,643
4.125% due 09/09/2015		1,518	1,568
5.125% due 03/16/2015		500	510
5.875% due 01/14/2015		23,510	23,853
Korea Housing Finance Corp.
3.500% due 12/15/2016		11,000	11,502
4.125% due 12/15/2015		25,325	26,245
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,600	1,605

			137,625

Total South Korea (Cost $419,412)			420,347

SPAIN 0.1%

SOVEREIGN ISSUES 0.1%
Autonomous Community of Catalonia
3.875% due 04/07/2015	EUR	1,900	2,431
4.300% due 11/15/2016		200	268
Autonomous Community of Valencia
3.250% due 07/06/2015		420	540
4.375% due 07/16/2015		740	962
Xunta de Galicia
5.763% due 04/03/2017		800	1,135
6.131% due 04/03/2018		1,500	2,230

Total Spain (Cost $7,600)			7,566

SRI LANKA 0.5%

SOVEREIGN ISSUES 0.5%
Sri Lanka Government International Bond
7.400% due 01/22/2015		$28,150	28,685

Total Sri Lanka (Cost $28,526)			28,685

SWITZERLAND 0.1%

CORPORATE BONDS & NOTES 0.1%
Credit Suisse
0.725% due 05/26/2017		$9,000	9,037

Total Switzerland (Cost $9,000)			9,037

TURKEY 1.7%

CORPORATE BONDS & NOTES 0.2%
Turkiye Garanti Bankasi A/S
2.734% due 04/20/2016		$10,500	10,542

SOVEREIGN ISSUES 1.5%
Turkey Government International Bond
6.500% due 01/07/2015	TRY	93,100	40,711
6.750% due 04/03/2018		$800	888
7.000% due 09/26/2016		7,350	8,054
7.250% due 03/15/2015		34,475	35,446
7.500% due 07/14/2017		8,700	9,777

			94,876

Total Turkey (Cost $107,232)			105,418

88	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.4%
Dolphin Energy Ltd.
5.888% due 06/15/2019	$20,239	$22,262

Total United Arab Emirates (Cost $22,340)		22,262

UNITED KINGDOM 0.1%

CORPORATE BONDS & NOTES 0.1%
Afren PLC
11.500% due 02/01/2016	$8,350	8,820

Total United Kingdom (Cost $9,052)		8,820

UNITED STATES 2.0%

ASSET-BACKED SECURITIES 0.3%
AFC Home Equity Loan Trust
0.935% due 02/25/2029	$243	204
Carrington Mortgage Loan Trust
0.255% due 06/25/2037	367	363
0.475% due 10/25/2035	46	46
Citigroup Mortgage Loan Trust, Inc.
0.215% due 07/25/2045	220	195
Credit-Based Asset Servicing and Securitization LLC
0.276% due 07/25/2037	58	38
Educational Funding Co. LLC
0.484% due 10/25/2029	3,283	3,103
GE-WMC Mortgage Securities Trust
0.195% due 08/25/2036	55	28
GSAA Home Equity Trust
0.455% due 05/25/2047	502	361
GSAMP Trust
0.225% due 12/25/2036	140	77
HSI Asset Loan Obligation Trust
0.215% due 12/25/2036	52	24
JPMorgan Mortgage Acquisition Trust
0.265% due 08/25/2036	3,378	1,859
MASTR Asset-Backed Securities Trust
0.205% due 01/25/2037	290	116
Morgan Stanley Mortgage Loan Trust
0.385% due 02/25/2037	405	240
Nelnet Student Loan Trust
0.343% due 12/22/2023	1,249	1,249
New Century Home Equity Loan Trust
0.335% due 05/25/2036	563	373
Securitized Asset-Backed Receivables LLC Trust
0.215% due 12/25/2036 ^	338	127
0.235% due 11/25/2036 ^	246	105
SLC Student Loan Trust
0.314% due 11/15/2021	1,727	1,726
SLM Student Loan Trust
0.304% due 07/25/2023	9,541	9,525

		19,759

CORPORATE BONDS & NOTES 1.4%
AbbVie, Inc.
1.200% due 11/06/2015	2,570	2,580
Ally Financial, Inc.
3.125% due 01/15/2016	700	704
6.750% due 12/01/2014	300	303
American Honda Finance Corp.
0.610% due 05/26/2016	100	101
Amgen, Inc.
0.615% due 05/22/2017	6,800	6,820

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		$1,023	$1,026
Bank of America Corp.
3.929% due 10/21/2025	MXN	35,000	2,802
BMW U.S. Capital LLC
0.574% due 06/02/2017		$21,400	21,435
DISH DBS Corp.
7.125% due 02/01/2016		3,900	4,144
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		12,250	12,411
5.625% due 09/15/2015		1,400	1,464
General Mills, Inc.
5.200% due 03/17/2015		300	306
General Motors Financial Co., Inc.
2.750% due 05/15/2016		1,900	1,918
HCA, Inc.
6.500% due 02/15/2016		500	523
7.190% due 11/15/2015		1,000	1,050
Hyundai Capital America
1.625% due 10/02/2015		978	985
3.750% due 04/06/2016		3,225	3,349
International Lease Finance Corp.
4.875% due 04/01/2015		800	813
5.750% due 05/15/2016		1,100	1,152
6.750% due 09/01/2016		2,100	2,273
8.625% due 09/15/2015		100	106
JPMorgan Chase Bank N.A.
0.564% due 06/13/2016		1,000	1,000
MGM Resorts International
6.625% due 07/15/2015		4,600	4,738
6.875% due 04/01/2016		900	955
7.500% due 06/01/2016		100	107
National Rural Utilities Cooperative Finance Corp.
1.000% due 02/02/2015		2,700	2,707
Navient LLC
6.250% due 01/25/2016		1,600	1,665
PepsiCo, Inc.
0.445% due 02/26/2016		2,700	2,706
SABMiller Holdings, Inc.
1.850% due 01/15/2015		6,319	6,344
Springleaf Finance Corp.
5.400% due 12/01/2015		500	513
5.750% due 09/15/2016		300	312
Wells Fargo Bank N.A.
0.619% due 11/03/2014		1,420	1,421

			88,733

MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Investment Trust
0.355% due 03/25/2046		4,331	3,709
Banc of America Mortgage Trust
2.498% due 07/25/2034		257	261
Countrywide Alternative Loan Trust
4.822% due 10/25/2035 ^		178	150
Countrywide Home Loan Mortgage Pass-Through Trust
2.341% due 04/20/2035		1,398	1,421
5.025% due 02/20/2036 ^		290	262
Credit Suisse First Boston Mortgage Securities Corp.
2.188% due 06/25/2033		1,022	1,021
Morgan Stanley Capital Trust
5.773% due 04/12/2049		1,196	1,213
Structured Adjustable Rate Mortgage Loan Trust
2.437% due 07/25/2034		2,301	2,320

			10,357

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
1.318% due 06/01/2043 - 07/01/2044	$399	$410
2.069% due 11/01/2035	55	58
5.110% due 11/01/2035	168	181
5.281% due 09/01/2035	136	145
5.287% due 10/01/2035	65	70
5.341% due 08/01/2035	55	58
5.361% due 09/01/2035	35	37
Freddie Mac
0.435% due 09/25/2031	190	178
2.231% due 08/01/2035	20	21
5.000% due 07/01/2025 - 12/01/2041	3,037	3,370

		4,528

Total United States (Cost $124,386)		123,377

VIETNAM 0.2%

SOVEREIGN ISSUES 0.2%
Vietnam Government International Bond
6.875% due 01/15/2016	$9,100	9,680

Total Vietnam (Cost $9,669)		9,680

VIRGIN ISLANDS (BRITISH) 0.9%

CORPORATE BONDS & NOTES 0.9%
Cheung Kong Infrastructure Finance BVI Ltd.
0.933% due 06/20/2017	$8,400	8,369
CNPC General Capital Ltd.
1.450% due 04/16/2016	10,000	10,008
Rosneft Finance S.A.
6.250% due 02/02/2015	13,400	13,552
6.625% due 03/20/2017	800	826
7.500% due 07/18/2016	6,400	6,688
7.875% due 03/13/2018	16,350	17,515

Total Virgin Islands (British) (Cost $58,258)		56,958

SHORT-TERM INSTRUMENTS 11.6%

CERTIFICATES OF DEPOSIT 2.9%
Banco do Brasil S.A.
1.211% due 06/29/2015	$8,900	8,902
Bank of China Ltd.
0.675% due 10/17/2014	13,300	13,293
China Construction Bank Corp.
1.700% due 04/16/2015	27,000	27,103
Intesa Sanpaolo SpA
1.650% due 04/07/2015	77,000	77,281
Itau Unibanco Holding S.A.
1.151% due 06/04/2015	25,000	25,001
1.152% due 06/04/2015	2,600	2,600
1.190% due 06/26/2015	13,500	13,501
Kookmin Bank
0.744% due 07/15/2015	16,800	16,800

		184,481

COMMERCIAL PAPER 0.0%
Ford Motor Credit Co.
0.900% due 10/03/2014	2,100	2,100

REPURCHASE AGREEMENTS (c) 0.0%
		1,011

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	89

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.1%
Pacific Gas & Electric Co.
0.433% due 05/11/2015		$4,800	$4,803

ISREAL TREASURY BILLS 0.8%
0.391% due 11/05/2014	ILS	186,300	50,566

JAPAN TREASURY BILLS 2.4%
0.003% due 12/15/2014	JPY	16,500,000	150,443

MALAYSIA TREASURY BILLS 3.0%
3.099% due 10/09/2014 - 01/08/2015 (a)	MYR	608,494	184,775

MEXICO TREASURY BILLS 0.4%
2.922% due 11/13/2014 - 12/04/2014 (a)	MXN	296,100	21,963

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 2.0%
0.038% due 10/30/2014 - 04/02/2015 (a)(f)(h)	$128,254	$128,240

Total Short-Term Instruments (Cost $740,518)		728,382

Total Investments in Securities (Cost $4,383,732)		4,318,339

	SHARES
INVESTMENTS IN AFFILIATES 30.6%

SHORT-TERM INSTRUMENTS 30.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.6%
PIMCO Short-Term Floating NAV Portfolio	92,045,766	921,010
PIMCO Short-Term Floating NAV Portfolio III	99,711,444	996,217

Total Short-Term Instruments (Cost $1,917,335)		1,917,227

MARKET VALUE (000S)
Total Investments in Affiliates (Cost $1,917,335)	$1,917,227

Total Investments 99.5% (Cost $6,301,067)	$6,235,566

Financial Derivative Instruments (e)(g) (1.8%) (Cost or Premiums, net $(3,498))	(112,000)

Other Assets and Liabilities, net 2.3%	146,456

Net Assets 100.0%	$6,270,022

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$1,011	U.S. Treasury Notes 1.500% due 02/28/2019	$(1,034)	$1,011	$1,011

Total Repurchase Agreements						$(1,034)	$1,011	$1,011

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	(1.150%)	08/11/2014	12/31/2014	$(8,131)	$(8,118)
	(1.000%)	09/29/2014	09/26/2016	(1,242)	(1,242)
MEI	(0.500%)	08/04/2014	12/31/2014	(12,356)	(12,346)
	(0.500%)	08/05/2014	12/31/2014	(10,297)	(10,289)
RYL	(1.000%)	08/29/2014	12/31/2014	(10,355)	(10,345)
SBI	(0.650%)	09/30/2014	09/11/2016	(15,473)	(15,472)

Total Reverse Repurchase Agreements					$(57,812)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $33,860 at a weighted average interest rate of (0.705%).

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
GSC	Freddie Mac	5.000%	10/01/2044	$ 13,000	$(14,290)	$(14,326)
JPS	Freddie Mac	6.000%	10/01/2044	2,000	(2,249)	(2,257)

Total Short Sales					$(16,539)	$(16,583)

90	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(d)	Securities with an aggregate market value of $57,267 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BRC	$0	$(9,360)	$0	$0	$(9,360)	$9,289	$(71)
MEI	0	(22,635)	0	0	(22,635)	22,458	(177)
RYL	0	(10,345)	0	0	(10,345)	10,208	(137)
SBI	0	(15,472)	0	0	(15,472)	15,312	(160)
SSB	1,011	0	0	0	1,011	(1,034)	(23)

Master Securities Forward Transaction Agreement
GSC	0	0	0	(14,326)	(14,326)	0	(14,326)
JPS	0	0	0	(2,257)	(2,257)	0	(2,257)

Total Borrowings and Other Financing Transactions	$1,011	$(57,812)	$0	$(16,583)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	06/17/2017	$ 318,000	$1,593	$257	$69	$0
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR 18,200	(14)	(171)	0	(19)

					$1,579	$86	$69	$(19)

Total Swap Agreements					$1,579	$86	$69	$(19)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(f)	Securities with an aggregate market value of $2,465 and cash of $209 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$69	$69	$0	$0	$ (19)	$ (19)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		BRL	47,067	$		19,203	$0	$(25)
	10/2014		COP	36,105,845			18,392	581	0
	10/2014		MYR	180,016			54,891	86	0
	10/2014	$		20,649		BRL	47,067	0	(1,420)
	10/2014			2,519		CNY	15,554	12	0
	10/2014			310		COP	602,163	0	(13)
	10/2014			973		CZK	20,456	0	(33)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	91

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014	$		69,812		INR	4,256,849	$0	$(1,115)
	10/2014			57,226		KRW	58,498,184	0	(1,884)
	10/2014			4,934		PLN	15,707	0	(197)
	10/2014			959		THB	30,718	0	(12)
	10/2014			2,245		ZAR	24,107	0	(113)
	11/2014		CLP	583	$		1	0	0
	11/2014		EUR	11,050			14,326	365	0
	11/2014		ILS	155,949			43,561	1,210	0
	11/2014	$		429		CLP	253,363	0	(7)
	11/2014			6,718		SGD	8,399	0	(134)
	12/2014			34,008		MXN	451,908	0	(536)
	01/2015		BRL	50,412	$		21,798	1,719	0
	01/2015	$		21,613		BRL	50,854	0	(1,357)
	02/2015		KRW	3,192,150	$		3,000	1	0
	02/2015	$		54,422		MYR	180,016	0	(104)

BPS	10/2014		BRL	236,465	$		97,231	626	0
	10/2014		MXN	923,736			69,653	1,009	0
	10/2014		MYR	298,828			94,244	3,267	0
	10/2014		THB	32,460			1,000	0	0
	10/2014	$		102,372		BRL	236,465	14	(5,781)
	10/2014			4,128		CNY	25,471	16	0
	10/2014			331		COP	637,837	0	(16)
	10/2014			883		CZK	18,860	0	(16)
	10/2014			58,443		MXN	768,760	0	(1,283)
	10/2014			31,099		MYR	100,000	0	(655)
	10/2014			12,472		PLN	39,650	0	(514)
	10/2014			3,849		RUB	140,390	0	(309)
	10/2014			5,912		TRY	12,955	0	(242)
	10/2014			32,960		ZAR	354,771	0	(1,583)
	11/2014		BRL	4,431	$		1,794	0	0
	11/2014		CLP	5,896,694			10,104	275	0
	11/2014		EUR	62,455			83,218	4,308	0
	11/2014		MYR	101,608			31,966	1,139	0
	11/2014	$		25,621		CLP	14,910,252	0	(768)
	11/2014			3,951		SGD	4,977	0	(50)
	12/2014		MXN	2,837,264	$		212,253	2,006	0
	12/2014	$		240,727		MXN	3,191,520	0	(4,336)
	01/2015		BRL	1,820	$		761	37	(1)
	04/2015			3,881			1,598	87	0
	04/2015	$		97,747		BRL	249,500	0	(615)
	07/2015		BRL	121,863	$		49,371	3,051	0
	07/2017			138,000			46,920	2,804	0

BRC	10/2014		INR	2,103,691			34,196	291	0
	10/2014		MYR	295,077			92,762	2,928	0
	10/2014		PLN	4,801			1,450	2	0
	10/2014		RUB	87,251			2,200	0	0
	10/2014		THB	597,184			18,503	97	0
	10/2014		TRY	71,093			31,874	757	0
	10/2014	$		61,353		CZK	1,254,053	0	(3,721)
	10/2014			132,031		IDR	1,561,290,344	0	(4,516)
	10/2014			121,195		INR	7,378,311	6	(2,129)
	10/2014			193,815		KRW	199,341,207	0	(5,230)
	10/2014			34,064		MYR	108,778	0	(947)
	10/2014			28,417		PHP	1,230,219	0	(1,035)
	10/2014			221,435		PLN	686,566	0	(14,368)
	10/2014			382,934		RUB	13,948,976	0	(31,160)
	10/2014			5,273		TRY	11,565	0	(211)
	10/2014			2,197		TWD	65,747	0	(36)
	10/2014			15,247		ZAR	166,027	0	(564)
	10/2014		ZAR	142,836	$		13,030	399	(1)
	11/2014		EUR	13,569			17,580	436	0
	11/2014		ILS	40,514			11,324	322	0
	11/2014		SGD	2,997			2,350	1	0
	11/2014	$		10,296		SGD	12,915	0	(173)
	12/2014		MXN	36,454	$		2,700	0	0
	12/2014		PEN	2,325			801	6	0
	12/2014		PLN	46,100			15,098	1,221	0
	12/2014	$		404		ILS	1,438	0	(13)
	12/2014			204,487		MXN	2,753,943	204	(631)
	12/2014			57,051		PEN	164,747	0	(698)

92	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BRC	02/2015	$		7,442		INR	470,245	$0	$(39)
	04/2015		BRL	1,564	$		646	37	0

CBK	10/2014			40,127			16,372	0	(22)
	10/2014		INR	9,760,080			158,007	498	0
	10/2014		RUB	182,625			4,906	300	0
	10/2014	$		17,482		BRL	40,127	0	(1,088)
	10/2014			3,574		CNY	22,147	30	0
	10/2014			894		CZK	18,819	0	(29)
	10/2014			90,411		INR	5,514,886	0	(1,412)
	10/2014			132,190		KRW	134,951,209	0	(4,521)
	10/2014			88,788		MYR	284,516	0	(2,169)
	10/2014			6,669		PLN	21,148	0	(291)
	10/2014			1,916		RUB	72,051	0	(99)
	10/2014			63,386		THB	2,042,984	0	(419)
	10/2014			4,972		TRY	10,875	0	(212)
	10/2014			22,679		TWD	679,676	0	(334)
	10/2014			13,144		ZAR	142,281	0	(560)
	11/2014		ILS	47,591	$		13,307	383	0
	11/2014	$		1,293		CLP	759,202	0	(28)
	11/2014			3,948		SGD	4,936	0	(79)
	12/2014		JPY	3,440,000	$		32,177	791	0
	12/2014	$		693		ILS	2,472	0	(21)
	12/2014			13,562		MXN	179,420	0	(273)
	01/2015		BRL	3,697	$		1,530	58	0
	01/2015		INR	157,650			2,500	2	0
	01/2015	$		155,552		INR	9,760,080	0	(887)
	02/2015			10,673		MYR	35,345	0	(9)
	09/2015			2,000		CNY	11,918	0	(96)

DUB	10/2014		BRL	3,464	$		1,413	0	(2)
	10/2014		JPY	4,327,000			41,131	1,678	0
	10/2014		RON	97,955			29,551	1,558	0
	10/2014	$		1,507		BRL	3,464	0	(92)
	10/2014			25,739		COP	52,225,431	23	0
	10/2014			59,775		CZK	1,219,531	0	(3,729)
	10/2014			3,046		INR	185,745	0	(48)
	10/2014			2,430		MYR	7,757	0	(69)
	10/2014			46,038		PHP	2,013,931	0	(1,212)
	10/2014			44,293		PLN	137,193	0	(2,916)
	10/2014			9,512		THB	303,976	0	(143)
	10/2014			563		TRY	1,265	0	(10)
	10/2014			279,225		TWD	8,366,427	0	(4,174)
	10/2014			18,270		ZAR	197,946	0	(763)
	10/2014		ZAR	25,095	$		2,240	21	0
	11/2014		BRL	3,663			1,481	0	(2)
	11/2014		CLP	3,222,580			5,462	90	0
	11/2014		ILS	36,115			9,928	120	0
	11/2014	$		1,070		EUR	827	0	(25)
	12/2014		COP	52,225,431	$		25,569	0	(42)
	12/2014		MXN	289,811			22,042	576	0
	12/2014		PEN	5,872			2,027	18	0
	12/2014	$		21,181		MXN	277,893	0	(598)
	09/2015			10,090		CNY	61,375	0	(287)
	04/2016			5,000			29,900	0	(271)

FBF	10/2014		BRL	2,773	$		1,131	0	(2)
	10/2014		COP	17,359,585			9,038	475	0
	10/2014	$		1,221		BRL	2,773	0	(88)
	10/2014			9,495		CNY	58,608	41	0
	10/2014			11,770		INR	720,442	0	(143)
	10/2014			4,711		KRW	4,881,067	0	(93)
	10/2014			2,938		MYR	9,364	0	(87)
	10/2014			1,325		RUB	51,316	0	(31)
	10/2014			3,660		THB	116,974	0	(55)
	10/2014		ZAR	345,573	$		30,950	387	0
	11/2014	$		27,533		CLP	15,994,016	0	(873)
	12/2014			1,054		MXN	13,874	0	(26)
	01/2015		BRL	123,248	$		51,748	2,659	0
	01/2015	$		745		BRL	1,759	0	(45)
	04/2015		BRL	246,119	$		101,138	5,321	0
	07/2015			105,200			43,257	3,270	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	93

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
GLM	10/2014		BRL	1,010,245	$		414,715	$1,991	$0
	10/2014		IDR	12,530,618			1,021	0	(2)
	10/2014		INR	400,510			6,527	64	0
	10/2014		JPY	3,098,300			29,462	1,213	0
	10/2014		KRW	297,422,978			284,561	3,187	0
	10/2014		TRY	93,118			42,338	1,580	0
	10/2014	$		412,238		BRL	1,010,245	546	(60)
	10/2014			20,520		INR	1,253,170	0	(296)
	10/2014			4,147		KRW	4,283,297	0	(95)
	10/2014			105,600		MXN	1,387,483	0	(2,436)
	10/2014			5,858		MYR	18,712	0	(161)
	10/2014			1,508		RON	4,944	0	(95)
	10/2014			47,930		ZAR	543,095	103	0
	10/2014		ZAR	57,571	$		5,159	67	0
	11/2014		EUR	1,643			2,092	16	0
	11/2014		ILS	113,150			31,572	844	0
	11/2014		MXN	233,196			17,607	294	0
	12/2014			42,823			3,156	0	(16)
	12/2014	$		67,090		ILS	239,228	0	(2,097)
	12/2014			4,181		MXN	55,722	0	(54)
	01/2015		CNY	2,582	$		405	0	(12)
	01/2015		INR	366,541			5,875	67	0
	02/2015	$		283,071		KRW	297,422,978	0	(3,643)
	07/2015		BRL	358,998	$		144,031	7,577	0
	07/2015	$		418,537		BRL	1,095,520	0	(2,132)

HUS	10/2014		JPY	2,637,200	$		24,623	577	0
	10/2014		TRY	2,310			1,010	0	(1)
	10/2014	$		10,499		CNY	65,244	117	0
	10/2014			8,927		INR	543,297	0	(159)
	10/2014			96,614		KRW	100,000,000	0	(2,010)
	10/2014			14,370		MYR	46,096	0	(337)
	10/2014			44,929		PLN	148,210	0	(229)
	10/2014			67,912		RUB	2,505,438	0	(4,728)
	10/2014			4,350		THB	139,026	0	(65)
	10/2014			1,581		TRY	3,467	0	(63)
	10/2014			74,938		ZAR	822,911	0	(2,157)
	01/2015			405		CNY	2,582	12	0
	07/2015		BRL	113,680	$		46,082	2,873	0

JPM	10/2014			628,829			256,924	356	(333)
	10/2014		CNY	22,015			3,578	0	(4)
	10/2014		HKD	14,220			1,835	4	0
	10/2014		HUF	1,642,125			7,142	471	0
	10/2014		INR	27,373,901			443,164	1,401	0
	10/2014		KRW	406,956,905			388,073	3,075	0
	10/2014		MXN	1,837,326			136,716	0	(87)
	10/2014		PLN	5,767			1,749	10	0
	10/2014		RUB	104,161			2,631	4	0
	10/2014		TWD	54,925			1,802	0	(4)
	10/2014	$		257,642		BRL	628,829	0	(741)
	10/2014			50,482		CNY	311,582	213	0
	10/2014			2,485		IDR	29,547,775	0	(72)
	10/2014			19,152		INR	1,176,181	0	(171)
	10/2014			16,533		KRW	17,089,291	0	(366)
	10/2014			25,670		MYR	81,855	0	(750)
	10/2014			88,290		RON	289,698	0	(5,504)
	10/2014			47,580		RUB	1,766,036	0	(3,044)
	10/2014			18,013		THB	578,009	0	(198)
	10/2014			233,487		TRY	508,282	0	(11,015)
	10/2014			35,213		TWD	1,054,462	0	(547)
	10/2014			25,472		ZAR	275,385	0	(1,116)
	10/2014		ZAR	136,447	$		12,710	642	0
	11/2014		ILS	93,078			26,406	1,129	0
	11/2014		SGD	3,582			2,810	2	0
	11/2014	$		377		CLP	223,376	0	(5)
	11/2014			507,257		SGD	631,360	0	(12,357)
	12/2014		JPY	3,877,000	$		36,348	975	0
	12/2014	$		136,123		MXN	1,837,326	87	0
	01/2015		BRL	100,106	$		42,132	2,260	0
	01/2015	$		339,309		INR	21,303,490	0	(1,719)
	02/2015		INR	626,304	$		9,910	50	0

94	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
JPM	02/2015		KRW	3,800,515	$		3,581	$10	$0
	02/2015		MYR	12,370			3,735	3	0
	02/2015	$		89,128		INR	5,633,804	0	(440)
	02/2015			386,040		KRW	406,956,905	0	(3,705)
	04/2015		BRL	9,243	$		3,812	214	0
	07/2017			177,000			60,020	3,437	0

MSB	10/2014			765,603			317,559	4,999	(219)
	10/2014		JPY	13,457,973			129,453	6,745	0
	10/2014	$		317,933		BRL	765,603	0	(5,154)
	10/2014			2,614		CNY	16,101	6	0
	10/2014			32,822		JPY	3,517,800	0	(747)
	10/2014			2,242		MYR	7,198	0	(51)
	10/2014		ZAR	220,829	$		20,584	1,053	0
	11/2014	$		146,560		BRL	350,367	0	(4,688)
	01/2015		BRL	65,116	$		24,930	0	(1,006)

RBC	10/2014			9,162			3,738	0	(5)
	10/2014	$		4,061		BRL	9,162	0	(318)
	10/2014			482		CZK	10,154	0	(15)
	10/2014			6,087		PLN	19,248	0	(282)
	10/2014			3,567		TRY	7,796	0	(155)
	10/2014			2,847		ZAR	30,525	0	(147)
	11/2014			6,284		SGD	7,845	0	(134)
	12/2014		MXN	1,645,049	$		124,663	2,706	0
	12/2014	$		356		ILS	1,272	0	(10)
	12/2014			10,811		MXN	142,502	0	(256)
	01/2015		BRL	34,606	$		14,962	1,179	0
	02/2015	$		42,074		MXN	563,460	0	(474)

SCX	10/2014		MYR	49,000	$		15,304	386	0
	10/2014	$		2,379		CNY	14,867	40	0
	10/2014			114,754		INR	7,000,000	0	(1,787)
	10/2014			97,504		KRW	99,702,529	0	(3,181)
	10/2014			31,345		MYR	99,990	0	(903)
	10/2014			3,620		THB	115,840	0	(50)

SOG	10/2014		CNY	18,450	$		3,000	0	(2)
	10/2014		MXN	927,456			68,981	0	(74)
	10/2014		TWD	45,626			1,500	0	0
	10/2014	$		843		IDR	9,946,557	0	(31)
	10/2014			9,722		INR	598,677	0	(60)
	10/2014			68,846		MXN	927,456	75	0
	10/2014			4,391		TWD	131,633	0	(63)
	10/2014		ZAR	67,463	$		6,025	58	0
	11/2014		ILS	63,281			17,601	416	0
	01/2015		INR	191,818			3,052	12	0

UAG	10/2014		BRL	455,360			193,770	7,738	0
	10/2014		MYR	265,318			82,731	1,956	0
	10/2014	$		196,629		BRL	455,360	48	(10,645)
	10/2014			543,418		CNY	3,367,841	4,537	0
	10/2014			62,979		IDR	748,391,755	0	(1,856)
	10/2014			156,886		INR	9,566,874	0	(2,495)
	10/2014			183,679		JPY	20,002,673	0	(1,298)
	10/2014			84,243		KRW	85,633,099	0	(3,231)
	10/2014			101,079		MYR	323,976	0	(2,446)
	10/2014			141,603		THB	4,562,297	0	(986)
	11/2014		JPY	20,002,673	$		183,723	1,301	0
	11/2014	$		192,054		BRL	455,360	0	(7,668)
	11/2014			64,131		CLP	37,359,299	0	(1,858)
	11/2014			25,978		IDR	307,138,020	0	(1,110)
	12/2014		JPY	3,093,000	$		28,997	777	0
	01/2015	$		73,392		BRL	173,241	0	(4,391)
	01/2015			4,491		MYR	14,700	0	(46)
	02/2015			54,904			180,745	0	(367)
	06/2015		CNY	390	$		63	0	0
	07/2015		BRL	395,279			159,702	9,457	0
	07/2017			393,400			134,549	8,786	0

Total Forward Foreign Currency Contracts								$135,365	$(238,201)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	95

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	105.000	11/20/2014	$34,060	$818	$1,501

UAG	Call - OTC USD versus CNH	CNH	6.371	03/03/2015	57,270	431	227
	Put - OTC USD versus CNY	CNY	6.048	03/03/2015	57,270	235	23

						$1,484	$1,751

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index	3,600.000	12/20/2019	EUR 8	$2,705	$2,540

Total Purchased Options					$4,189	$4,291

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	0.990%	10/15/2014	$	3,700	$(12)	$(1)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	$14,413	$(392)	$(695)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016	14,769	(267)	(198)
	Put - OTC USD versus MXN	MXN	12.850	11/19/2014	23,200	(103)	(19)

BRC	Put - OTC USD versus JPY	JPY	95.000	11/20/2014	34,060	(831)	(1)

CBK	Put - OTC USD versus JPY		95.000	09/08/2016	13,931	(290)	(225)
	Call - OTC USD versus MXN	MXN	14.000	11/07/2014	18,400	(97)	(63)

DUB	Call - OTC USD versus JPY	JPY	107.500	10/14/2014	36,934	(253)	(777)

GLM	Put - OTC USD versus ILS	ILS	3.430	11/12/2014	46,300	(250)	(2)
	Call - OTC USD versus ILS		3.560	11/12/2014	46,300	(181)	(1,553)
	Put - OTC USD versus ILS		3.420	11/13/2014	23,200	(108)	(1)
	Call - OTC USD versus ILS		3.555	11/13/2014	23,200	(101)	(809)
	Put - OTC USD versus MXN	MXN	12.730	10/16/2014	9,500	(36)	0
	Call - OTC USD versus ZAR	ZAR	11.200	11/06/2014	29,200	(169)	(622)

JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	12,279	(314)	(72)

MSB	Call - OTC USD versus BRL	BRL	2.385	10/20/2014	51,500	(272)	(1,901)

UAG	Call - OTC USD versus INR	JPY	68.000	06/01/2015	5,772	(102)	(79)
	Put - OTC USD versus KRW	KRW	1,013.000	10/16/2014	29,596	(113)	0
	Call - OTC USD versus KRW		1,062.000	10/16/2014	29,596	(157)	(152)
	Put - OTC USD versus MXN	MXN	12.850	11/13/2014	41,700	(166)	(27)

						$(4,202)	$(7,196)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	8	$(2,660)	$(2,748)

Total Written Options						$(6,874)	$(9,945)

96	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	$434,625	EUR	0	$(4,637)
Sales	755,902		8	(8,105)
Closing Buys	(312,926)		0	2,932
Expirations	(333,931)		0	2,556
Exercised	(36,120)		0	380

Balance at End of Period	$507,550	EUR	8	$(6,874)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Colombia Government International Bond	1.000%	03/20/2016	0.394%	$800	$4	$3	$7	$0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%	1,300	(3)	8	5	0
	South Africa Government International Bond	1.000%	06/20/2015	0.555%	57,000	328	(130)	198	0
	South Africa Government International Bond	1.000%	09/20/2015	0.620%	13,400	79	(26)	53	0

BPS	Brazil Government International Bond	1.000%	03/20/2015	0.573%	100	0	0	0	0
	South Africa Government International Bond	1.000%	09/20/2015	0.620%	6,800	45	(18)	27	0

BRC	Brazil Government International Bond	1.000%	03/20/2015	0.573%	8,700	39	(20)	19	0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%	4,400	19	0	19	0
	South Africa Government International Bond	1.000%	06/20/2015	0.555%	5,200	26	(8)	18	0
	South Africa Government International Bond	1.000%	09/20/2015	0.620%	2,800	19	(8)	11	0
	Turkey Government International Bond	1.000%	03/20/2015	0.754%	12,100	38	(20)	18	0
	Ukraine Government International Bond	5.000%	12/20/2014	21.895%	700	(17)	(8)	0	(25)

CBK	Rosneft Oil Co. Via Rosneft International Finance Ltd.	1.000%	03/20/2015	2.449%	14,600	(380)	284	0	(96)
	Russia Government International Bond	1.000%	03/20/2015	2.026%	131,900	(1,038)	433	0	(605)
	Russia Government International Bond	1.000%	03/20/2016	2.158%	20,000	0	(332)	0	(332)

DUB	Brazil Government International Bond	1.000%	06/20/2015	0.574%	5,600	11	8	19	0
	Brazil Government International Bond	1.000%	03/20/2016	0.768%	400	(1)	2	1	0
	Colombia Government International Bond	1.000%	03/20/2016	0.394%	800	5	3	8	0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%	11,100	(27)	75	48	0
	Petroleos Mexicanos	1.000%	03/20/2016	0.540%	10,000	(160)	230	70	0
	South Africa Government International Bond	1.000%	09/20/2015	0.620%	2,800	17	(6)	11	0

FBF	Colombia Government International Bond	1.000%	03/20/2016	0.394%	300	2	1	3	0

GST	Brazil Government International Bond	1.000%	03/20/2015	0.573%	1,000	4	(2)	2	0
	Brazil Government International Bond	1.000%	03/20/2016	0.768%	8,800	(14)	46	32	0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%	4,100	20	(2)	18	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2015	2.391%	3,300	2	(23)	0	(21)

HUS	Brazil Government International Bond	1.000%	03/20/2015	0.573%	200	1	0	1	0
	Colombia Government International Bond	1.000%	03/20/2016	0.394%	8,800	58	23	81	0

JPM	Russia Government International Bond	1.000%	03/20/2016	2.158%	68,000	(74)	(1,054)	0	(1,128)

MYC	Brazil Government International Bond	1.000%	03/20/2015	0.573%	13,200	56	(26)	30	0
	Brazil Government International Bond	1.000%	03/20/2016	0.768%	5,600	(1)	22	21	0
	Export-Import Bank of China	1.000%	09/20/2016	0.554%	1,000	(27)	36	9	0
	Qatar Government International Bond	1.000%	06/20/2016	0.235%	2,000	3	24	27	0

						$(966)	$(485)	$756	$(2,207)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	97

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	1-Year BRL-CDI	10.410%	01/02/2015	BRL	3,700	$9	$(10)	$0	$(1)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		8,100	(6)	(172)	0	(178)
	Pay	1-Year BRL-CDI	8.910%	01/02/2017		44,900	6	(1,086)	0	(1,080)
	Pay	1-Year BRL-CDI	13.720%	01/02/2017		18,200	73	1,183	1,256	0

BPS	Pay	1-Year BRL-CDI	11.450%	01/04/2016		153,200	4	(239)	0	(235)
	Pay	1-Year BRL-CDI	8.485%	01/02/2017		8,600	43	(284)	0	(241)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		212,800	(201)	(673)	0	(874)
	Pay	1-Year BRL-CDI	12.255%	01/02/2017		267,000	203	1,065	1,268	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		65,000	(4)	(250)	0	(254)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		58,500	(29)	96	67	0

BRC	Pay	1-Year BRL-CDI	11.470%	01/02/2017		37,000	(20)	21	1	0

DUB	Pay	1-Year BRL-CDI	9.210%	01/02/2017		49,300	0	(1,049)	0	(1,049)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		44,000	(91)	(245)	0	(336)
	Pay	1-Year BRL-CDI	10.770%	01/02/2017		33,600	0	(189)	0	(189)

GST	Pay	3-Month PLN-WIBOR	3.500%	09/17/2024	PLN	23,600	(45)	455	410	0

HUS	Pay	3-Month ZAR-JIBAR	7.500%	06/19/2023	ZAR	31,000	(52)	(54)	0	(106)

MYC	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	211,000	303	(1,170)	0	(867)
	Pay	1-Year BRL-CDI	10.920%	01/02/2017		23,700	0	(95)	0	(95)
	Pay	3-Month PLN-WIBOR	3.500%	09/17/2024	PLN	23,600	(40)	450	410	0

SOG	Pay	28-Day MXN-TIIE	4.310%	08/30/2016	MXN	100,000	0	(16)	0	(16)

							$153	$(2,262)	$3,412	$(5,521)

Total Swap Agreements							$(813)	$(2,747)	$4,168	$(7,728)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(h)	Securities with an aggregate market value of $125,775 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$3,974	$0	$1,519	$5,493	$(6,950)	$(913)	$(1,259)	$(9,122)	$(3,629)	$3,442	$(187)
BPS	18,639	0	1,362	20,001	(16,169)	0	(1,604)	(17,773)	2,228	(1,490)	738
BRC	6,707	1,501	86	8,294	(65,472)	(1)	(25)	(65,498)	(57,204)	55,043	(2,161)
CBK	2,062	0	0	2,062	(12,549)	(288)	(1,033)	(13,870)	(11,808)	11,291	(517)
DUB	4,084	0	157	4,241	(14,383)	(777)	(1,574)	(16,734)	(12,493)	12,959	466
FBF	12,153	2,540	3	14,696	(1,443)	(2,748)	0	(4,191)	10,505	(9,954)	551
GLM	17,549	0	0	17,549	(11,099)	(2,987)	0	(14,086)	3,463	(2,410)	1,053
GST	0	0	462	462	0	0	(21)	(21)	441	(620)	(179)
HUS	3,579	0	82	3,661	(9,749)	0	(106)	(9,855)	(6,194)	5,711	(483)
JPM	14,343	0	0	14,343	(42,178)	(72)	(1,128)	(43,378)	(29,035)	27,230	(1,805)
MSB	12,803	0	0	12,803	(11,865)	(1,901)	0	(13,766)	(963)	(64)	(1,027)
MYC	0	0	497	497	0	0	(962)	(962)	(465)	120	(345)
RBC	3,885	0	0	3,885	(1,796)	0	0	(1,796)	2,089	(2,480)	(391)
SCX	426	0	0	426	(5,921)	0	0	(5,921)	(5,495)	4,870	(625)
SOG	561	0	0	561	(230)	0	(16)	(246)	315	(260)	55
UAG	34,600	250	0	34,850	(38,397)	(258)	0	(38,655)	(3,805)	4,609	804

Total Over the Counter	$135,365	$4,291	$4,168	$143,824	$(238,201)	$(9,945)	$(7,728)	$(255,874)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

98	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$69	$69

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$135,365	$0	$135,365
Purchased Options	0	0	2,540	1,751	0	4,291
Swap Agreements	0	756	0	0	3,412	4,168

	$0	$756	$2,540	$137,116	$3,412	$143,824

	$0	$756	$2,540	$137,116	$3,481	$143,893

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$19	$19

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$238,201	$0	$238,201
Written Options	0	1	2,748	7,196	0	9,945
Swap Agreements	0	2,207	0	0	5,521	7,728

	$0	$2,208	$2,748	$245,397	$5,521	$255,874

	$0	$2,208	$2,748	$245,397	$5,540	$255,893

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(930)	$(930)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$93,697	$0	$93,697
Purchased Options	0	0	0	(290)	0	(290)
Written Options	0	0	0	4,815	0	4,815
Swap Agreements	0	1,829	0	0	7,516	9,345

	$0	$1,829	$0	$98,222	$7,516	$107,567

	$0	$1,829	$0	$98,222	$6,586	$106,637

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$86	$86

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(142,392)	$0	$(142,392)
Purchased Options	0	0	(165)	527	0	362
Written Options	0	11	(88)	(5,701)	0	(5,778)
Swap Agreements	0	(1,118)	0	0	(1,294)	(2,412)

	$0	$(1,107)	$(253)	$(147,566)	$(1,294)	$(150,220)

	$0	$(1,107)	$(253)	$(147,566)	$(1,208)	$(150,134)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	99

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$519	$0	$519
Brazil
Corporate Bonds & Notes	0	366,102	0	366,102
Sovereign Issues	0	301,669	0	301,669
Cayman Islands
Asset-Backed Securities	0	2,615	492	3,107
Corporate Bonds & Notes	0	89,085	0	89,085
Chile
Corporate Bonds & Notes	0	61,536	0	61,536
China
Corporate Bonds & Notes	0	19,131	0	19,131
Sovereign Issues	0	32,609	0	32,609
Colombia
Corporate Bonds & Notes	0	30,262	0	30,262
Sovereign Issues	0	161,098	0	161,098
Croatia
Sovereign Issues	0	852	0	852
Czech Republic
Corporate Bonds & Notes	0	764	0	764
France
Corporate Bonds & Notes	0	51,981	0	51,981
Germany
Corporate Bonds & Notes	0	7,811	0	7,811
Hong Kong
Corporate Bonds & Notes	0	13,027	0	13,027
India
Corporate Bonds & Notes	0	200,467	0	200,467
Indonesia
Corporate Bonds & Notes	0	100,724	0	100,724
Sovereign Issues	0	229,877	0	229,877
Ireland
Asset-Backed Securities	0	638	0	638
Corporate Bonds & Notes	0	10,558	0	10,558
Israel
Corporate Bonds & Notes	0	6,331	0	6,331
Kazakhstan
Corporate Bonds & Notes	0	242,179	0	242,179
Lithuania
Sovereign Issues	0	5,066	0	5,066
Luxembourg
Corporate Bonds & Notes	0	309,724	0	309,724
Malaysia
Corporate Bonds & Notes	0	20,624	0	20,624
Mexico
Corporate Bonds & Notes	0	307,779	0	307,779
Sovereign Issues	0	50,735	0	50,735
Netherlands
Corporate Bonds & Notes	0	23,326	0	23,326
Panama
Sovereign Issues	0	23,876	0	23,876
Peru
Corporate Bonds & Notes	0	917	0	917
Sovereign Issues	0	31,955	0	31,955
Philippines
Corporate Bonds & Notes	0	554	0	554
Poland
Sovereign Issues	0	16,756	0	16,756
Qatar
Corporate Bonds & Notes	0	23,415	0	23,415
Sovereign Issues	0	17,991	0	17,991
Romania
Sovereign Issues	0	1,290	0	1,290
Russia
Corporate Bonds & Notes	0	10,753	0	10,753
Sovereign Issues	0	82	0	82
Serbia
Sovereign Issues	0	8,053	0	8,053

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Singapore
Corporate Bonds & Notes	$0	$3,958	$0	$3,958
South Africa
Corporate Bonds & Notes	0	9,020	0	9,020
Sovereign Issues	0	1,606	0	1,606
South Korea
Corporate Bonds & Notes	0	282,722	0	282,722
Sovereign Issues	0	137,625	0	137,625
Spain
Sovereign Issues	0	7,566	0	7,566
Sri Lanka
Sovereign Issues	0	28,685	0	28,685
Switzerland
Corporate Bonds & Notes	0	9,037	0	9,037
Turkey
Corporate Bonds & Notes	0	10,542	0	10,542
Sovereign Issues	0	94,876	0	94,876
United Arab Emirates
Corporate Bonds & Notes	0	22,262	0	22,262
United Kingdom
Corporate Bonds & Notes	0	8,820	0	8,820
United States
Asset-Backed Securities	0	19,759	0	19,759
Corporate Bonds & Notes	0	85,931	2,802	88,733
Mortgage-Backed Securities	0	10,357	0	10,357
U.S. Government Agencies	0	4,528	0	4,528
Vietnam
Sovereign Issues	0	9,680	0	9,680
Virgin Islands (British)
Corporate Bonds & Notes	0	56,958	0	56,958
Short-Term Instruments
Certificates of Deposit	0	184,481	0	184,481
Commercial Paper	0	2,100	0	2,100
Repurchase Agreements	0	1,011	0	1,011
Short-Term Notes	0	4,803	0	4,803
Israel Treasury Bills	0	50,566	0	50,566
Japan Treasury Bills	0	150,443	0	150,443
Malaysia Treasury Bills	0	184,775	0	184,775
Mexico Treasury Bills	0	21,963	0	21,963
U.S. Treasury Bills	0	128,240	0	128,240
	$0	$4,315,045	$3,294	$4,318,339

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,917,227	$0	$0	$1,917,227

Total Investments	$1,917,227	$4,315,045	$3,294	$6,235,566

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,583)	$0	$(16,583)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	69	0	69
Over the counter	0	143,824	0	143,824
	$0	$143,893	$0	$143,893

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(19)	$0	$(19)
Over the counter	0	(255,874)	0	(255,874)
	$0	$(255,893)	$0	$(255,893)

Totals	$1,917,227	$4,186,462	$3,294	$6,106,983

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

100	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund

September 30, 2014 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
		$586

Total Short-Term Instruments (Cost $586)		586

Total Investments in Securities (Cost $586)		586

	SHARES
INVESTMENTS IN AFFILIATES 100.0%

UNITED STATES 99.1%

MUTUAL FUNDS (a) 99.1%
PIMCO Emerging Local Bond Fund	26,168,277	237,085
PIMCO Emerging Markets Bond Fund	8,064,674	87,905
PIMCO Emerging Markets Corporate Bond Fund	11,828,447	135,909

Total United States (Cost $476,437)		460,899

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio	401,495	$4,017

Total Short-Term Instruments (Cost $4,017)		4,017

Total Investments in Affiliates (Cost $480,454)		464,916

Total Investments 100.1% (Cost $481,040)		$465,502

Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $(2))		(19)

Other Assets and Liabilities, net (0.1%)		(599)

Net Assets 100.0%		$464,884

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$586	U.S. Treasury Notes 1.500% due 02/28/2019	$(601)	$586	$586

Total Repurchase Agreements						$(601)	$586	$586

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$586	$0	$0	$0	$586	$(601)	$(15)

Total Borrowings and Other Financing Transactions	$586	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	101

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
FBF	Russia Government International Bond	1.000%	09/20/2015	2.089%	$ 1,800	$(2)	$(17)	$0	$(19)

Total Swap Agreements						$(2)	$(17)	$0	$(19)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter		Net Market Value of OTC Derivatives		Collateral (Received)/ Pledged	Net Exposure (4)
FBF	$0	$0	$0	$0	$0	$0	$(19)		$(19)		$(19)	$0		$(19)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$19	$0	$0	$0	$19

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$44	$0	$0	$0	$44

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$(25)	$0	$0	$0	$(25)

102	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$586	$0	$586
	$0	$586	$0	$586

Investments in Affiliates, at Value
United States
Mutual Funds	460,899	0	0	460,899
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,017	0	0	4,017
	$464,916	$0	$0	$464,916

Total Investments	$464,916	$586	$0	$465,502

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(19)	$0	$(19)

Totals	$464,916	$567	$0	$465,483

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	103

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.2%

AUSTRALIA 1.9%

CORPORATE BONDS & NOTES 0.0%
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		$800	$892

MORTGAGE-BACKED SECURITIES 0.4%
Puma Finance Pty. Ltd.
0.374% due 02/21/2038		1,159	1,151
3.040% due 08/22/2037	AUD	2,072	1,812
3.535% due 05/13/2045		7,001	6,160
Superannuation Members Home Loan Securitisation Fund
4.125% due 09/09/2041		154	137

			9,260

SOVEREIGN ISSUES 1.5%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)		15,046	14,828
4.000% due 05/20/2026		3,400	2,971
6.000% due 02/01/2018		3,300	3,164
6.000% due 03/01/2022		11,000	11,123
Queensland Treasury Corp.
4.250% due 07/21/2023		7,200	6,479

			38,565

Total Australia (Cost $52,207)			48,717

BRAZIL 8.2%

CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
2.595% due 03/17/2017		$5,200	5,271
3.250% due 03/17/2017		9,900	10,043
Petrobras International Finance Co. S.A.
7.875% due 03/15/2019		1,300	1,497

			16,811

SOVEREIGN ISSUES 7.5%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		900	905
5.750% due 09/26/2023		1,000	1,070
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	77,300	24,258
0.000% due 07/01/2017		68,600	20,299
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		50,500	18,746
10.000% due 01/01/2025		348,700	124,299

			189,577

Total Brazil (Cost $225,582)			206,388

CANADA 3.9%

CORPORATE BONDS & NOTES 0.6%
Caisse Centrale Desjardins
2.550% due 03/24/2016		$4,700	4,832
National Bank of Canada
2.200% due 10/19/2016		10,300	10,570

			15,402

SOVEREIGN ISSUES 3.3%
Canada Government International Bond
1.500% due 12/01/2044 (c)	CAD	217	233

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of British Columbia
4.300% due 06/18/2042	CAD	3,100	$3,190
Province of Ontario
2.100% due 09/08/2018		9,300	8,390
2.450% due 06/29/2022		$6,600	6,471
3.150% due 06/02/2022	CAD	25,100	23,127
3.450% due 06/02/2045		10,200	8,858
3.500% due 06/02/2024		16,400	15,274
Province of Quebec
3.500% due 12/01/2022		5,000	4,691
4.250% due 12/01/2021		10,000	9,887
5.000% due 12/01/2038		3,200	3,458
5.000% due 12/01/2041		100	109

			83,688

Total Canada (Cost $103,597)			99,090

CAYMAN ISLANDS 0.8%

ASSET-BACKED SECURITIES 0.7%
BlackRock Senior Income
0.474% due 04/20/2019		$686	680
Galaxy CLO Ltd.
0.474% due 04/25/2019		698	696
Hillmark Funding
0.484% due 05/21/2021		6,774	6,718
Neuberger Berman CLO Ltd.
1.384% due 07/25/2023		6,300	6,311
Stone Tower CLO Ltd.
0.463% due 04/17/2021		613	607
Symphony CLO Ltd.
1.335% due 01/09/2023		3,000	3,000

			18,012

CORPORATE BONDS & NOTES 0.1%
Baidu, Inc.
2.750% due 06/09/2019		1,600	1,593

Total Cayman Islands (Cost $19,304)			19,605

DENMARK 0.5%

CORPORATE BONDS & NOTES 0.0%
Realkredit Danmark A/S
1.300% due 01/01/2038	DKK	1,254	223

SOVEREIGN ISSUES 0.5%
Denmark Government Bond
3.000% due 11/15/2021		59,100	11,739

Total Denmark (Cost $11,087)			11,962

FRANCE 8.0%

CORPORATE BONDS & NOTES 1.3%
Banque PSA Finance S.A.
4.250% due 02/25/2016	EUR	1,900	2,504
BPCE S.A.
0.865% due 06/17/2017		$11,600	11,651
1.358% due 03/06/2017	GBP	1,600	2,611
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		$13,300	13,552
Dexia Credit Local S.A.
2.000% due 01/22/2021	EUR	900	1,224

			31,542

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 6.7%
France Government Bond
1.000% due 05/25/2018 (f)	EUR	22,200	$28,956
1.750% due 11/25/2024 (f)		46,800	61,725
3.250% due 05/25/2045 (f)		17,700	26,723
3.500% due 04/25/2026		7,200	11,033
4.000% due 10/25/2038 (f)		11,200	18,873
4.500% due 04/25/2041 (f)		8,600	15,739
4.750% due 04/25/2035		2,700	4,936

			167,985

Total France (Cost $192,801)			199,527

GERMANY 4.4%

CORPORATE BONDS & NOTES 2.3%
FMS Wertmanagement AoeR
3.375% due 06/17/2021	EUR	26,100	39,122
KFW
6.250% due 05/19/2021	AUD	19,000	19,011

			58,133

SOVEREIGN ISSUES 2.1%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	5,570	7,411
0.750% due 04/15/2018 (c)		14,717	19,543
2.500% due 08/15/2046		5,200	7,551
4.000% due 01/04/2037		10,700	19,084

			53,589

Total Germany (Cost $112,707)			111,722

GREECE 0.5%

CORPORATE BONDS & NOTES 0.5%
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	8,650	11,420

Total Greece (Cost $11,969)			11,420

IRELAND 0.6%

ASSET-BACKED SECURITIES 0.1%
Magi Funding PLC
0.677% due 04/11/2021	EUR	1,836	2,315

CORPORATE BONDS & NOTES 0.4%
Depfa ACS Bank
4.375% due 01/15/2015		2,900	3,707
5.125% due 03/16/2037		$4,400	5,230
German Postal Pensions Securitisation PLC
4.375% due 01/18/2022	EUR	1,000	1,580

			10,517

MORTGAGE-BACKED SECURITIES 0.1%
Emerald Mortgages PLC
0.247% due 07/15/2048		1,338	1,602

Total Ireland (Cost $13,934)			14,434

ITALY 12.7%

CORPORATE BONDS & NOTES 0.6%
Banco Popolare SC
3.500% due 03/14/2019	EUR	5,900	7,740
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$6,500	6,651
3.625% due 08/12/2015		1,200	1,227

			15,618

104	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.0%
Giovecca Mortgages SRL
0.804% due 04/23/2048	EUR	848	$1,067

SOVEREIGN ISSUES 12.1%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)		5,705	7,526
3.750% due 09/01/2024		115,800	164,239
4.500% due 05/01/2023		62,200	93,317
4.500% due 03/01/2024		7,400	11,130
4.750% due 09/01/2028		7,700	11,778
4.750% due 09/01/2044		11,000	16,708

			304,698

Total Italy (Cost $328,104)			321,383

JAPAN 4.8%

SOVEREIGN ISSUES 4.8%
Japan Government International Bond
1.600% due 03/20/2033	JPY	9,722,000	94,245
1.700% due 09/20/2032		2,690,000	26,553

Total Japan (Cost $128,798)			120,798

LUXEMBOURG 0.4%

ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
0.614% due 06/04/2024	EUR	2,518	3,161

CORPORATE BONDS & NOTES 0.3%
Fiat Finance & Trade S.A.
6.875% due 02/13/2015		5,500	7,093

Total Luxembourg (Cost $10,403)			10,254

MEXICO 4.6%

SOVEREIGN ISSUES 4.6%
Mexico Government International Bond
1.290% due 06/08/2015	JPY	5,500,000	50,488
7.750% due 05/29/2031	MXN	277,130	22,830
7.750% due 11/23/2034		41,200	3,403
8.000% due 12/07/2023		180,000	15,206
8.500% due 11/18/2038		60,000	5,300
10.000% due 12/05/2024		183,100	17,637

Total Mexico (Cost $135,720)			114,864

NETHERLANDS 0.7%

ASSET-BACKED SECURITIES 0.2%
Chapel BV
0.858% due 11/17/2064	EUR	751	889
Euro-Galaxy CLO BV
0.444% due 10/23/2021		3,882	4,871
Jubilee CDO BV
0.818% due 10/15/2019		421	531

			6,291

CORPORATE BONDS & NOTES 0.5%
Bank Nederlandse Gemeenten NV
1.375% due 03/19/2018		$10,000	9,969
GMAC International Finance BV
7.500% due 04/21/2015	EUR	2,000	2,613

			12,582

Total Netherlands (Cost $19,040)			18,873

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW ZEALAND 2.3%

SOVEREIGN ISSUES 2.3%
New Zealand Government Bond
2.000% due 09/20/2025 (c)	NZD	10,896	$8,222
5.000% due 03/15/2019		39,500	32,128
6.000% due 12/15/2017		7,200	5,975
6.000% due 05/15/2021		12,700	11,012

Total New Zealand (Cost $60,063)			57,337

NORWAY 1.7%

CORPORATE BONDS & NOTES 1.6%
DNB Boligkreditt A/S
2.900% due 03/29/2017		$10,000	10,324
Eksportfinans ASA
0.890% due 06/16/2015	JPY	300,000	2,718
1.570% due 02/14/2018		500,000	4,433
2.000% due 09/15/2015		$6,500	6,508
3.000% due 11/17/2014		15,769	15,826
5.500% due 05/25/2016		1,200	1,268

			41,077

SOVEREIGN ISSUES 0.1%
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	1,900	1,713

Total Norway (Cost $43,653)			42,790

PORTUGAL 0.3%

CORPORATE BONDS & NOTES 0.3%
Novo Banco S.A.
3.375% due 02/17/2016	EUR	5,000	6,373

Total Portugal (Cost $6,783)			6,373

SLOVENIA 4.2%

SOVEREIGN ISSUES 4.2%
Slovenia Government International Bond
1.750% due 10/09/2017	EUR	1,300	1,690
4.375% due 01/18/2021		3,600	5,211
4.700% due 11/01/2016		55,100	75,156
4.750% due 05/10/2018		$8,700	9,320
5.250% due 02/18/2024		8,600	9,202
5.500% due 10/26/2022		200	218
5.850% due 05/10/2023		4,600	5,140

Total Slovenia (Cost $109,404)			105,937

SOUTH AFRICA 0.0%

SOVEREIGN ISSUES 0.0%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	6,400	577
8.250% due 09/15/2017		100	9

Total South Africa (Cost $829)			586

SOUTH KOREA 0.1%

CORPORATE BONDS & NOTES 0.1%
Korea Hydro & Nuclear Power Co. Ltd.
1.015% due 05/22/2017		$1,600	1,600

Total South Korea (Cost $1,601)			1,600

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SPAIN 11.7%

CORPORATE BONDS & NOTES 0.2%
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$5,500	$5,548

SOVEREIGN ISSUES 11.5%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	2,000	2,832
Instituto de Credito Oficial
4.000% due 12/08/2014	GBP	4,000	6,518
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	11,000	16,410
Spain Government International Bond
3.800% due 04/30/2024		27,100	39,379
4.000% due 03/06/2018		$4,800	5,124
4.400% due 10/31/2023	EUR	31,700	48,192
4.800% due 01/31/2024		1,800	2,814
5.400% due 01/31/2023		87,900	141,919
Xunta de Galicia
6.131% due 04/03/2018		14,400	21,411
6.964% due 12/28/2017		3,000	4,523

			289,122

Total Spain (Cost $284,528)			294,670

SUPRANATIONAL 1.8%

CORPORATE BONDS & NOTES 1.8%
African Development Bank
5.250% due 03/23/2022	AUD	4,100	3,898
Asian Development Bank
4.625% due 03/06/2019	NZD	13,000	10,207
European Investment Bank
0.500% due 06/21/2023	AUD	5,600	3,468
European Union
3.375% due 04/04/2032	EUR	17,900	28,233
3.500% due 06/04/2021		500	754

Total Supranational (Cost $43,365)			46,560

SWEDEN 1.2%

CORPORATE BONDS & NOTES 0.8%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	36,500	5,422
Stadshypotek AB
3.000% due 03/21/2018		41,000	6,112
4.250% due 10/10/2017	AUD	1,200	1,073
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018	SEK	17,000	2,605
Swedbank Hypotek AB
3.750% due 12/20/2017		40,700	6,183

			21,395

SOVEREIGN ISSUES 0.4%
Sweden Government International Bond
4.250% due 03/12/2019		68,000	10,945

Total Sweden (Cost $34,120)			32,340

THAILAND 0.0%

CORPORATE BONDS & NOTES 0.0%
Thai Oil PCL
3.625% due 01/23/2023		$900	871

Total Thailand (Cost $896)			871

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	105

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 9.1%

BANK LOAN OBLIGATIONS 0.4%
Virgin Media Bristol LLC
3.500% due 06/07/2020		$10,700	$10,432

CORPORATE BONDS & NOTES 1.5%
Barclays Bank PLC
2.250% due 05/10/2017		9,000	9,228
HBOS PLC
0.933% due 09/30/2016		2,100	2,099
5.374% due 06/30/2021	EUR	1,500	2,117
6.750% due 05/21/2018		$1,600	1,813
LBG Capital PLC
8.000% due 06/15/2020 (d)		200	217
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		6,000	8,850
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (d)	CAD	5,700	5,701
Royal Bank of Scotland PLC
3.415% due 02/17/2017	AUD	2,100	1,746
3.522% due 10/27/2014		900	788
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,106
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		4,900	4,949

			38,614

MORTGAGE-BACKED SECURITIES 0.4%
Business Mortgage Finance 7 PLC
2.560% due 02/15/2041	GBP	4,101	6,625
EuroMASTR PLC
0.763% due 06/15/2040		447	686
Granite Mortgages PLC
0.886% due 06/20/2044		307	498
Paragon Mortgages PLC
0.920% due 05/15/2041		574	893
Preferred Residential Securities PLC
1.313% due 12/15/2042		795	1,232
RMAC Securities PLC
0.385% due 06/12/2044		$383	367
Southern Pacific Financing PLC
1.159% due 12/10/2042	GBP	456	693
Windermere CMBS PLC
0.816% due 04/24/2017		63	101

			11,095

SOVEREIGN ISSUES 6.8%
United Kingdom Gilt
2.750% due 09/07/2024 (f)		3,300	5,502
3.250% due 01/22/2044 (f)		69,700	117,118
3.500% due 01/22/2045 (f)		7,100	12,486
4.250% due 03/07/2036		1,500	2,928
4.250% due 12/07/2040 (f)		11,900	23,582
4.750% due 12/07/2030		2,000	4,072
4.750% due 12/07/2038		2,100	4,444

			170,132

Total United Kingdom (Cost $215,849)			230,273

UNITED STATES 25.9%

ASSET-BACKED SECURITIES 1.8%
ACE Securities Corp.
0.625% due 10/25/2035		$2,000	1,696

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.025% due 07/25/2034	$749	$670
Amortizing Residential Collateral Trust
0.735% due 07/25/2032	8	7
0.855% due 10/25/2031	3	3
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.975% due 02/25/2034	458	427
Bear Stearns Asset-Backed Securities Trust
0.405% due 08/25/2020 ^	497	375
0.555% due 09/25/2046	1,667	1,439
Carrington Mortgage Loan Trust
0.475% due 10/25/2035	20	20
CIT Group Home Equity Loan Trust
0.695% due 06/25/2033	36	34
Citigroup Mortgage Loan Trust, Inc.
0.215% due 07/25/2045	1,722	1,524
0.225% due 05/25/2037	218	187
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	118	120
6.681% due 12/01/2033	16	16
Countrywide Asset-Backed Certificates
0.335% due 08/25/2036	942	923
0.335% due 09/25/2036	126	124
0.495% due 12/25/2036 ^	138	83
0.635% due 12/25/2031	11	9
1.130% due 06/25/2035	500	493
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032	2	2
Credit-Based Asset Servicing and Securitization LLC
0.276% due 07/25/2037	256	170
Home Equity Asset Trust
0.755% due 11/25/2032	1	1
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	444	258
Lehman XS Trust
0.305% due 04/25/2037 ^	1,660	1,224
Merrill Lynch Mortgage Investors Trust
0.235% due 09/25/2037	209	58
0.275% due 02/25/2037	56	27
0.655% due 06/25/2036	901	834
Morgan Stanley ABS Capital, Inc. Trust
0.205% due 07/25/2036	124	60
1.100% due 06/25/2034	1,489	1,408
Morgan Stanley Home Equity Loan Trust
0.505% due 04/25/2037	1,882	1,248
Morgan Stanley Mortgage Loan Trust
0.225% due 01/25/2047	8	8
0.515% due 04/25/2037	617	354
5.919% due 09/25/2046 ^	2,157	1,262
Navient Student Loan Trust
0.854% due 09/16/2024	4,181	4,184
OneMain Financial Issuance Trust
2.470% due 09/18/2024	6,300	6,302
People’s Choice Home Loan Securities Trust
1.505% due 01/25/2035	2,000	1,624
Popular ABS Mortgage Pass-Through Trust
0.245% due 06/25/2047 ^	572	554
0.465% due 06/25/2047 ^	1,769	1,176
RAAC Trust
1.355% due 09/25/2047	4,680	4,621
Renaissance Home Equity Loan Trust
0.655% due 12/25/2033	471	459
Residential Asset Mortgage Products Trust
0.665% due 06/25/2035	2,000	1,956

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securities Corp. Trust
0.655% due 07/25/2032 ^		$27	$23
Securitized Asset-Backed Receivables LLC Trust
0.205% due 12/25/2036		48	27
0.215% due 12/25/2036 ^		38	14
0.285% due 05/25/2037 ^		665	483
Soundview Home Loan Trust
0.215% due 11/25/2036		40	16
0.285% due 12/25/2036		1,532	1,476
0.405% due 08/25/2037		3,000	2,050
Structured Asset Investment Loan Trust
0.515% due 10/25/2035		1,065	1,048
0.875% due 05/25/2035		3,522	3,273
Structured Asset Securities Corp. Mortgage Loan Trust
1.655% due 04/25/2035		398	388
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.735% due 01/25/2033		6	6
Washington Mutual Asset-Backed Certificates Trust
0.215% due 10/25/2036		62	32

			44,776

BANK LOAN OBLIGATIONS 0.1%
Axalta Coating Systems U.S. Holdings, Inc.
3.750% due 02/01/2020		1,888	1,852

CORPORATE BONDS & NOTES 2.5%
Ally Financial, Inc.
2.500% due 03/15/2017 (e)		5,000	4,994
4.625% due 06/26/2015		2,100	2,134
8.300% due 02/12/2015		3,000	3,068
AutoZone, Inc.
7.125% due 08/01/2018		400	470
Aviation Capital Group Corp.
7.125% due 10/15/2020		300	348
Avnet, Inc.
6.625% due 09/15/2016		500	551
Bank of America Corp.
1.303% due 03/22/2018		9,700	9,889
2.600% due 01/15/2019		500	499
3.929% due 10/21/2025	MXN	20,000	1,601
Cardinal Health, Inc.
5.800% due 10/15/2016		$1,000	1,094
6.000% due 06/15/2017		1,000	1,114
CenturyLink, Inc.
6.000% due 04/01/2017		2,800	3,022
CIT Group, Inc.
4.750% due 02/15/2015		100	101
Citigroup, Inc.
5.500% due 10/15/2014		220	220
Computer Sciences Corp.
6.500% due 03/15/2018		3,800	4,085
CRH America, Inc.
8.125% due 07/15/2018		1,000	1,209
HJ Heinz Co.
4.250% due 10/15/2020		6,000	5,977
International Lease Finance Corp.
6.750% due 09/01/2016		300	325
8.625% due 09/15/2015		1,400	1,482
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		14,600	3,030
Masco Corp.
6.125% due 10/03/2016		8,200	8,852
Maytag Corp.
5.000% due 05/15/2015		2,200	2,255

106	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PPG Industries, Inc.
6.650% due 03/15/2018	$4,000	$4,619
Spectra Energy Capital LLC
6.200% due 04/15/2018	1,000	1,131
Universal Health Services, Inc.
7.125% due 06/30/2016	1,000	1,094

		63,164

MORTGAGE-BACKED SECURITIES 7.6%
Adjustable Rate Mortgage Trust
2.735% due 09/25/2035	370	337
3.028% due 07/25/2035	568	552
American Home Mortgage Assets Trust
0.345% due 09/25/2046	1,705	1,264
0.385% due 09/25/2046 ^	54	2
American Home Mortgage Investment Trust
1.832% due 09/25/2045	586	571
Banc of America Funding Trust
2.816% due 11/20/2034	1,335	1,300
2.826% due 01/20/2047 ^	344	268
2.894% due 10/20/2046 ^	1,470	1,127
5.500% due 09/25/2035	3,500	3,634
5.750% due 11/25/2035	1,203	1,263
6.000% due 08/25/2036 ^	487	488
Banc of America Mortgage Trust
2.605% due 07/25/2035	171	161
2.686% due 09/25/2035	548	524
5.500% due 11/25/2035	433	427
BCAP LLC Trust
0.895% due 01/26/2047	1,306	1,155
2.463% due 02/26/2036	498	487
5.250% due 02/26/2036	2,237	2,068
5.250% due 08/26/2037	2,198	2,300
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 08/25/2035	286	291
2.308% due 02/25/2033	7	7
2.482% due 02/25/2036 ^	684	561
2.483% due 05/25/2034	195	184
2.498% due 05/25/2033	124	125
2.498% due 10/25/2033	226	230
2.649% due 05/25/2034	680	660
2.664% due 10/25/2035	28	28
2.730% due 11/25/2034	1,357	1,245
2.790% due 02/25/2034	37	37
Bear Stearns ALT-A Trust
2.516% due 08/25/2036 ^	117	87
2.583% due 11/25/2036	2,297	1,595
2.613% due 11/25/2035 ^	108	85
2.701% due 08/25/2036 ^	2,185	1,626
4.406% due 11/25/2036 ^	898	699
Bear Stearns Structured Products, Inc.
2.509% due 01/26/2036	244	193
Bella Vista Mortgage Trust
0.404% due 05/20/2045	59	49
Chase Mortgage Finance Trust
2.557% due 02/25/2037	1,083	1,117
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	298	304
Citigroup Commercial Mortgage Trust
0.904% due 06/15/2033	11,200	11,230
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035	971	979
2.280% due 09/25/2035	1,041	1,048
2.564% due 08/25/2035	646	640
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	780	789

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Commercial Mortgage Trust
0.674% due 03/10/2046 (a)	$12,000	$514
1.922% due 01/10/2046 (a)	19,553	1,724
Countrywide Alternative Loan Trust
0.315% due 02/25/2047	733	652
0.325% due 05/25/2047	693	606
0.355% due 05/25/2036	88	74
0.355% due 06/25/2037	2,066	1,791
0.364% due 03/20/2046	111	88
0.365% due 05/25/2035	1,993	1,722
0.365% due 07/25/2046	1,838	1,572
0.405% due 09/25/2046 ^	1,576	812
0.415% due 07/25/2046 ^	1,010	474
0.434% due 09/20/2046	1,355	443
0.435% due 12/25/2035	56	50
0.505% due 05/25/2037 ^	991	664
0.555% due 06/25/2036 ^	607	406
0.575% due 12/25/2035	401	237
1.515% due 08/25/2035	714	663
1.615% due 11/25/2035	877	698
2.155% due 11/25/2035	623	514
5.250% due 06/25/2035 ^	404	374
6.000% due 10/25/2032	3	3
6.000% due 01/25/2037 ^	2,802	2,438
6.250% due 08/25/2037 ^	839	705
6.500% due 08/25/2032	631	671
Countrywide Home Loan Mortgage Pass-Through Trust
0.375% due 05/25/2035	971	720
0.445% due 04/25/2035	156	129
0.475% due 03/25/2035	2,205	1,749
0.485% due 02/25/2035	314	297
0.495% due 02/25/2035	137	126
0.495% due 03/25/2036	591	348
2.313% due 02/20/2036	1,019	948
2.493% due 08/25/2034	96	85
2.493% due 11/25/2034	87	82
2.521% due 11/19/2033	19	19
2.531% due 04/20/2036 ^	509	420
2.584% due 09/25/2047 ^	1,460	1,317
2.624% due 08/25/2034	191	171
3.787% due 11/20/2034	1,821	1,749
4.070% due 01/20/2035	242	238
Credit Suisse First Boston Mortgage Securities Corp.
1.305% due 03/25/2034 ^	149	136
2.248% due 07/25/2033	42	42
6.000% due 12/25/2035	500	499
Credit Suisse Mortgage Capital Certificates
5.931% due 12/16/2049	5,425	5,750
6.500% due 07/26/2036	864	503
DBUBS Mortgage Trust
0.320% due 11/10/2046 (a)	15,100	267
1.549% due 11/10/2046 (a)	36,749	993
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^	999	858
Deutsche ALT-B Securities, Inc.
0.255% due 10/25/2036 ^	131	82
6.300% due 07/25/2036 ^	858	628
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.234% due 06/26/2035	760	769
Extended Stay America Trust
1.213% due 12/05/2031 (a)	34,000	511
First Horizon Alternative Mortgage Securities Trust
2.199% due 08/25/2035	1,638	1,464
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035	370	351
5.000% due 10/25/2020	93	95

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GMAC Mortgage Corp. Loan Trust
2.879% due 06/25/2034	$66	$64
Greenpoint Mortgage Funding Trust
0.335% due 01/25/2037	1,442	1,089
0.355% due 12/25/2046 ^	1,160	660
0.365% due 04/25/2036	822	638
0.375% due 06/25/2045	423	379
0.425% due 11/25/2045	86	69
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033	146	144
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	1,200	1,230
GS Mortgage Securities Corp.
0.395% due 05/03/2032 (a)	65,000	1,621
GS Mortgage Securities Trust
1.888% due 02/10/2046 (a)	19,507	1,946
2.530% due 11/10/2045 (a)	25,382	3,108
GSR Mortgage Loan Trust
0.415% due 08/25/2046	851	344
1.864% due 03/25/2033	193	192
2.601% due 05/25/2035	442	414
2.660% due 09/25/2035	506	512
HarborView Mortgage Loan Trust
0.343% due 09/19/2037	1,506	1,214
0.344% due 07/21/2036	1,264	1,033
0.393% due 03/19/2036	227	166
0.433% due 02/19/2036	752	590
0.463% due 11/19/2035	1,299	1,166
0.503% due 01/19/2035	89	66
0.893% due 02/19/2034	3	3
2.587% due 07/19/2035	167	156
2.714% due 07/19/2035	48	43
HomeBanc Mortgage Trust
0.335% due 12/25/2036	69	62
Impac CMB Trust
0.815% due 03/25/2035	73	68
0.935% due 10/25/2034	742	691
IndyMac Mortgage Loan Trust
0.365% due 05/25/2046	1,293	1,120
0.395% due 06/25/2037	1,017	909
0.405% due 02/25/2037	1,600	967
0.445% due 11/25/2036	811	482
2.544% due 12/25/2034	264	247
4.549% due 09/25/2035 ^	124	9
4.579% due 08/25/2035	439	369
4.736% due 11/25/2035	1,173	1,120
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	8	8
JPMorgan Chase Commercial Mortgage Securities Trust
1.459% due 12/15/2047 (a)	83,956	6,093
JPMorgan Mortgage Trust
1.990% due 11/25/2033	224	225
2.165% due 07/27/2037	1,794	1,559
2.409% due 08/25/2035	1,124	1,124
2.508% due 10/25/2035	434	434
2.583% due 07/25/2035	496	498
2.718% due 02/25/2036	1,337	1,202
Lehman XS Trust
0.395% due 11/25/2046	141	25
0.475% due 11/25/2046 ^	835	319
MASTR Adjustable Rate Mortgages Trust
0.365% due 04/25/2046	409	316
0.495% due 05/25/2047 ^	1,251	709
MASTR Alternative Loan Trust
0.555% due 03/25/2036	546	162
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.594% due 12/15/2030	5	5

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	107

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage Investors Trust
0.405% due 11/25/2035	$879	$842
0.405% due 08/25/2036	244	236
2.220% due 02/25/2033	188	182
2.458% due 06/25/2035	783	768
2.533% due 06/25/2037	556	540
Merrill Lynch Mortgage-Backed Securities Trust
2.791% due 04/25/2037 ^	58	50
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.414% due 07/12/2046	655	696
Morgan Stanley Bank of America Merrill Lynch Trust
1.589% due 05/15/2046 (a)	66,944	4,975
1.861% due 02/15/2046 (a)	24,147	2,238
Nomura Asset Acceptance Corp.
2.432% due 10/25/2035	670	607
2.877% due 08/25/2035	1,131	1,107
5.190% due 02/25/2036 ^	261	220
5.820% due 03/25/2047	725	738
6.138% due 03/25/2047	620	631
RBSSP Resecuritization Trust
2.362% due 10/26/2036	1,599	1,636
Residential Accredit Loans, Inc. Trust
0.305% due 02/25/2047	1,801	1,061
0.365% due 04/25/2046	107	54
0.455% due 01/25/2035	1,153	1,121
0.460% due 09/25/2046	1,537	688
3.170% due 08/25/2035 ^	141	78
3.415% due 09/25/2035 ^	625	507
6.000% due 06/25/2037 ^	894	731
Residential Asset Securitization Trust
0.605% due 12/25/2036 ^	485	191
6.250% due 10/25/2036 ^	394	356
6.500% due 08/25/2036 ^	936	652
Residential Funding Mortgage Securities, Inc. Trust
2.956% due 09/25/2035 ^	458	388
5.351% due 06/25/2035	610	603
Sequoia Mortgage Trust
0.504% due 07/20/2033	391	375
2.639% due 04/20/2035	280	280
Structured Adjustable Rate Mortgage Loan Trust
0.375% due 05/25/2037	118	94
1.518% due 01/25/2035	50	40
1.832% due 10/25/2037 ^	471	316
2.459% due 04/25/2035	2,164	2,119
2.463% due 04/25/2034	700	700
2.473% due 02/25/2034	291	296
Structured Asset Mortgage Investments Trust
0.345% due 07/25/2046	1,450	1,192
0.365% due 04/25/2036	534	400
0.375% due 09/25/2047	200	158
0.385% due 05/25/2045	587	538
0.403% due 07/19/2035	462	448
0.443% due 07/19/2034	19	19
0.465% due 12/25/2035	44	35
1.615% due 08/25/2047	2,290	2,063
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.842% due 05/25/2032	17	17
Structured Asset Securities Corp. Trust
2.612% due 10/28/2035	615	585
5.500% due 05/25/2035	331	342
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	40
Thornburg Mortgage Securities Trust
1.405% due 06/25/2047	1,291	1,169
5.750% due 06/25/2047	2,676	2,394

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS-Barclays Commercial Mortgage Trust
2.009% due 12/10/2045 (a)	$61,771	$6,503
UBS-Citigroup Commercial Mortgage Trust
2.662% due 01/10/2045 (a)	22,194	2,336
Wachovia Bank Commercial Mortgage Trust
0.294% due 06/15/2020	2,000	1,967
5.928% due 06/15/2049	133	135
WaMu Mortgage Pass-Through Certificates Trust
0.375% due 07/25/2046 ^	42	3
0.435% due 11/25/2045	481	431
0.445% due 07/25/2045	925	889
0.445% due 10/25/2045	239	230
0.465% due 01/25/2045	245	236
0.475% due 01/25/2045	173	168
0.525% due 11/25/2034	1,334	1,291
0.645% due 11/25/2034	904	847
0.875% due 04/25/2047	868	790
0.925% due 12/25/2046	598	570
1.055% due 05/25/2046	1,730	1,638
1.515% due 06/25/2042	137	133
1.515% due 08/25/2042	99	96
1.941% due 04/25/2037	1,786	1,565
2.049% due 12/25/2036 ^	64	57
2.176% due 11/25/2046	235	217
2.176% due 12/25/2046	847	827
2.187% due 02/25/2037 ^	1,029	868
2.406% due 03/25/2034	704	709
2.406% due 03/25/2035	939	943
2.414% due 08/25/2034	760	766
2.439% due 12/25/2035	1,407	1,350
2.443% due 06/25/2033	123	125
3.965% due 03/25/2036	1,886	1,761
4.579% due 02/25/2037	693	643
Washington Mutual Mortgage Loan Trust
1.314% due 05/25/2041	171	171
Washington Mutual Mortgage Pass-Through Certificates Trust
0.405% due 07/25/2046 ^	199	38
1.055% due 07/25/2046 ^	713	435
1.085% due 05/25/2046	2,516	1,952
2.027% due 02/25/2033	3	3
6.000% due 10/25/2035 ^	1,007	770
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	325	297
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 04/25/2036	550	554
2.615% due 03/25/2036	175	176
5.594% due 04/25/2036	324	109
6.000% due 10/25/2036	512	503
Wells Fargo-RBS Commercial Mortgage Trust
0.409% due 03/15/2048 (a)	26,228	710
1.639% due 03/15/2045 (a)	69,752	5,297

		191,173

MUNICIPAL BONDS & NOTES 0.1%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	800	977
California State General Obligation Notes, Series 2009
4.850% due 10/01/2014	1,000	1,000
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	540	543
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	500	643

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	$500	$569

		3,732

	SHARES
PREFERRED SECURITIES 0.1%
Citigroup Capital
7.875% due 10/30/2040	75,000	2,019
Navient LLC CPI Linked Security
4.122% due 01/16/2018	15,700	384

		2,403

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 6.3%
Fannie Mae
0.215% due 07/25/2037	$950	931
0.275% due 03/25/2034	15	15
0.305% due 08/25/2034	14	14
0.355% due 10/27/2037	7,400	7,386
0.555% due 06/25/2029	6	6
1.318% due 06/01/2043 - 10/01/2044	263	269
1.932% due 03/01/2033	120	125
2.006% due 12/01/2034	50	53
2.248% due 06/01/2035	89	93
2.339% due 05/01/2026	12	13
2.392% due 09/01/2019	4	4
2.485% due 11/01/2034	1,346	1,447
2.494% due 01/25/2022 (a)	20,993	2,447
3.000% due 03/01/2043	3,657	3,613
3.490% due 12/01/2020	4,959	5,251
3.500% due 10/01/2029	94,000	98,825
4.000% due 10/01/2044	12,000	12,648
4.386% due 12/01/2036	129	138
4.521% due 09/01/2035	73	79
5.700% due 08/01/2018	2,166	2,319
6.000% due 04/25/2043 - 07/25/2044	903	1,010
6.500% due 06/25/2044	22	25
FDIC Structured Sale Guaranteed Notes
0.653% due 11/29/2037	573	571
Federal Housing Administration
6.896% due 07/01/2020	402	398
7.430% due 11/01/2022	4	4
Freddie Mac
0.415% due 08/25/2031	32	31
0.604% due 12/15/2031	45	46
0.754% due 12/15/2037	1,778	1,801
1.021% due 09/25/2022 (a)	23,755	1,342
1.174% due 11/25/2022 (a)	28,930	1,960
1.318% due 10/25/2044	951	985
1.464% due 08/25/2019 (a)	38,309	2,108
1.561% due 11/25/2019 (a)	34,666	2,109
2.286% due 09/01/2035	60	64
2.337% due 06/01/2024	25	26
2.500% due 03/01/2036	249	250
4.289% due 11/01/2035	134	144
4.995% due 10/01/2035	101	106
5.000% due 10/01/2035	12	13
5.127% due 08/01/2035	107	112
Ginnie Mae
1.625% due 10/20/2029	18	18
6.000% due 08/20/2034	6,400	7,192

108	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NCUA Guaranteed Notes
0.536% due 03/06/2020	$1,323	$1,327

		157,318

U.S. TREASURY OBLIGATIONS 7.4%
U.S. Treasury Bonds
3.125% due 08/15/2044 (f)	3,500	3,445
3.375% due 05/15/2044 (f)	7,100	7,332
3.750% due 11/15/2043 (f)(h)(j)	38,200	42,235
5.250% due 02/15/2029 (f)	3,500	4,509
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (f)(h)(j)	3,730	3,645
0.125% due 01/15/2023 (f)(h)(j)	52,110	50,481
1.375% due 01/15/2020 (f)(h)(j)	3,194	3,401
1.750% due 01/15/2028 (h)(j)	4,435	4,948
2.375% due 01/15/2027 (h)(j)	5,080	6,023
2.500% due 01/15/2029 (h)(j)	1,997	2,442
U.S. Treasury Notes
2.500% due 05/15/2024 (f)	18,100	18,119
2.750% due 11/15/2023 (f)(j)	14,700	15,073
U.S. Treasury Strips
0.000% due 11/15/2023 (j)	13,800	10,902
0.000% due 05/15/2026	17,300	12,453

		185,008

Total United States (Cost $644,777)		649,426

SHORT-TERM INSTRUMENTS 2.9%

CERTIFICATES OF DEPOSIT 1.0%
Credit Suisse
0.610% due 01/28/2016	$2,900	2,902

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intesa Sanpaolo SpA
1.614% due 04/11/2016		$2,100	$2,119
1.650% due 04/07/2015		14,400	14,453
Itau Unibanco Holding S.A.
1.190% due 06/26/2015		5,200	5,200

			24,674

COMMERCIAL PAPER 0.2%
Greensill Capital SCF S.A.
5.830% due 03/04/2015 (e)		5,000	4,883

GREECE TREASURY BILLS 1.1%
1.902% due 10/17/2014 - 02/06/2015 (b)	EUR	21,200	26,718

MEXICO TREASURY BILLS 0.2%
3.579% due 02/05/2015	MXN	64,000	4,715

U.S. TREASURY BILLS 0.4%
0.036% due 02/12/2015 - 04/02/2015 (b)(f)(h)(j)		$10,333	10,332

Total Short-Term Instruments (Cost $73,189)			71,322

Total Investments in Securities (Cost $2,884,310)			2,849,122

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.0%

SHORT-TERM INSTRUMENTS 4.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short-Term Floating NAV Portfolio	2,019	$20
PIMCO Short-Term Floating NAV Portfolio III	10,111,569	101,025

Total Short-Term Instruments (Cost $101,048)		101,045

Total Investments in Affiliates (Cost $101,048)		101,045

Total Investments 117.2% (Cost $2,985,358)		$2,950,167

Financial Derivative Instruments (g)(i) (0.6%) (Cost or Premiums, net $(10,985))		(15,302)

Other Assets and Liabilities, net (16.6%)		(418,152)

Net Assets 100.0%		$2,516,713

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,994	0.20%
Greensill Capital SCF S.A.	5.830%	03/04/2015	09/03/2014	4,880	4,883	0.19%

				$9,880	$9,877	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BSN	0.160%	09/17/2014	10/17/2014	$(2,119)	$(2,119)
	0.180%	09/19/2014	10/03/2014	(1,993)	(1,993)
DEU	0.100%	09/29/2014	10/29/2014	(2,195)	(2,195)
IND	0.150%	09/05/2014	10/16/2014	(5,901)	(5,902)
	0.170%	09/04/2014	10/03/2014	(5,625)	(5,626)

Total Reverse Repurchase Agreements					$(17,835)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	109

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Sale-Buyback Transactions (2)
BCY	0.180%	09/16/2014	10/16/2014	$	(5,677)	$(5,685)
	0.180%	09/26/2014	10/10/2014		(17,045)	(17,059)
BPG	0.110%	10/01/2014	10/17/2014		(1,001)	(1,000)
	0.150%	09/30/2014	10/30/2014		(9,970)	(9,956)
	0.160%	09/05/2014	10/06/2014		(8,937)	(8,942)
	0.200%	09/30/2014	10/10/2014		(4,874)	(4,878)
BPS	0.519%	08/14/2014	11/13/2014	GBP	(23,610)	(38,449)
	0.589%	09/16/2014	11/13/2014		(14,190)	(23,095)
	0.601%	09/08/2014	11/13/2014		(59,389)	(96,681)
FOB	0.170%	09/16/2014	10/07/2014	$	(2,807)	(2,808)
GSC	0.140%	09/16/2014	10/07/2014		(7,241)	(7,245)
	0.140%	09/30/2014	10/01/2014		(1,245)	(1,245)
	0.230%	09/30/2014	10/07/2014		(2,725)	(2,726)
	0.250%	09/26/2014	10/10/2014		(932)	(933)
MSC	0.050%	09/25/2014	10/02/2014		(881)	(881)
	0.160%	09/26/2014	10/03/2014		(2,561)	(2,561)
	0.220%	09/26/2014	10/10/2014		(15,444)	(15,454)
MYI	0.000%	09/16/2014	10/16/2014	EUR	(22,958)	(29,008)
	0.000%	09/22/2014	10/16/2014		(26,288)	(33,227)
	0.020%	09/19/2014	10/16/2014		(22,588)	(28,550)
	0.060%	08/21/2014	10/16/2014		(44,943)	(56,841)
TDM	0.170%	09/30/2014	10/15/2014	$	(3,991)	(3,995)

Total Sale-Buyback Transactions						$(391,219)

(1)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $135,890 at a weighted average interest rate of 0.290%.
(2)	Payable for sale-buyback transactions includes $645 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Fannie Mae	4.000%	10/01/2044	$6,000	$(6,328)	$(6,324)
BOA	Fannie Mae	3.500%	10/01/2044	2,000	(2,049)	(2,044)
	Fannie Mae	4.000%	10/01/2044	22,000	(23,207)	(23,188)
	Fannie Mae	4.000%	11/01/2044	7,000	(7,352)	(7,356)
	Fannie Mae	4.500%	10/01/2044	10,000	(10,765)	(10,791)
BPG	Fannie Mae	4.000%	11/01/2044	7,000	(7,360)	(7,356)
FOB	Fannie Mae	3.000%	10/01/2044	3,000	(2,964)	(2,957)
	Fannie Mae	4.000%	11/01/2044	74,000	(77,553)	(77,764)
	Fannie Mae	4.500%	11/01/2044	84,000	(90,382)	(90,416)
GSC	Fannie Mae	3.500%	10/01/2044	6,000	(6,139)	(6,134)
JPS	Fannie Mae	4.000%	10/01/2044	2,000	(2,112)	(2,108)
NOM	Fannie Mae	4.000%	10/01/2044	5,000	(5,274)	(5,270)

					$(241,485)	$(241,708)

Total Short Sales					$(241,485)	$(241,708)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(f)	Securities with an aggregate market value of $408,563 and cash of $253 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BSN	$0	$(4,112)	$0	$0	$(4,112)	$4,109	$(3)
DEU	0	(2,195)	0	0	(2,195)	2,190	(5)
IND	0	(11,528)	0	0	(11,528)	11,567	39

110	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Master Securities Forward Transaction Agreement
BCY	$0	$0	$(22,744)	$(6,324)	$(29,068)	$22,333	$(6,735)
BOA	0	0	0	(43,379)	(43,379)	0	(43,379)
BPG	0	0	(24,776)	(7,356)	(32,132)	24,622	(7,510)
BPS	0	0	(158,225)	0	(158,225)	156,809	(1,416)
FOB	0	0	(2,808)	(171,137)	(173,945)	3,093	(170,852)
GSC	0	0	(12,149)	(6,134)	(18,283)	12,161	(6,122)
JPS	0	0	0	(2,108)	(2,108)	0	(2,108)
MSC	0	0	(18,896)	0	(18,896)	18,761	(135)
MYI	0	0	(147,626)	0	(147,626)	145,948	(1,678)
NOM	0	0	0	(5,270)	(5,270)	0	(5,270)
TDM	0	0	(3,995)	0	(3,995)	3,959	(36)

Total Borrowings and Other Financing Transactions	$0	$(17,835)	$(391,219)	$(241,708)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$126.500	10/24/2014	193	$(63)	$(19)

Total Written Options				$(63)	$(19)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	2,718	$542	$68	$0
90-Day Eurodollar June Futures	Short	06/2015	639	(57)	0	0
90-Day Eurodollar March Futures	Long	03/2016	146	(22)	0	(7)
90-Day Eurodollar September Futures	Long	09/2015	108	(0)	0	0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	485	(339)	0	0
Euro-BTP Italy Government Bond December Futures	Long	12/2014	415	670	294	(131)
Euro-Bund 10-Year Bond December Futures	Short	12/2014	923	(1,234)	0	(311)
Euro-OAT France Government 10-Year Bond December Futures	Long	12/2014	545	454	149	(2)
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	485	390	0	0
U.S. Treasury 10-Year Note December Futures	Short	12/2014	251	(121)	31	0
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	299	(279)	0	(122)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2015	1,074	(18)	22	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	797	144	0	0
United Kingdom Long Gilt December Futures	Long	12/2014	773	166	401	0

Total Futures Contracts				$296	$965	$(573)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month CAD-Bank Bill	2.700%	12/19/2024	CAD	122,400	$(354)	$(476)	$0	$(155)
Receive	3-Month USD-LIBOR	1.000%	12/17/2016	$	143,500	32	224	21	0
Receive	3-Month USD-LIBOR	0.750%	12/17/2016		37,600	196	23	5	0
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		111,900	0	112	20	0
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		474,500	2,377	729	103	0
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		203,400	(4,384)	(3,338)	129	0
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		13,900	(78)	(54)	10	0
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		111,000	(1,528)	4,677	0	(89)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		167,300	(7,240)	(6,752)	204	0
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		34,500	(1,426)	(987)	47	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	111

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	4.500%	06/19/2024	$	9,800	$444	$496	$0	$(10)
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		16,700	(408)	(230)	25	0
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		2,400	129	57	0	(15)
Receive	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	AUD	11,900	(422)	(537)	0	(5)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	77,300	(59)	(728)	0	(79)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	244,500	(910)	(1,444)	0	(49)
Receive	6-Month GBP-LIBOR	1.500%	12/17/2016		117,000	(367)	267	0	(30)
Receive	6-Month GBP-LIBOR	1.500%	03/18/2017		10,900	28	5	0	(4)
Receive	6-Month GBP-LIBOR	2.250%	12/17/2019		39,500	(475)	(377)	0	(120)
Receive	6-Month GBP-LIBOR	3.000%	09/16/2045		15,600	(168)	443	0	(191)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2028	JPY	12,640,000	8,493	4,742	0	(170)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033		27,800,000	8,502	9,652	0	(715)
Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	516,900	(90)	(27)	11	0
Pay	28-Day MXN-TIIE	4.310%	09/06/2016		797,500	(143)	(10)	17	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		403,600	(490)	(648)	82	0
Pay	28-Day MXN-TIIE	6.600%	05/21/2029		95,600	(175)	(204)	8	0

						$1,484	$5,615	$682	$(1,632)

Total Swap Agreements						$1,484	$5,615	$682	$(1,632)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(h)	Securities with an aggregate market value of $33,806 and cash of $502 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$965	$682	$1,647		$(19)	$(573)	$(1,632)	$(2,224)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		AUD	131,030	$		116,343	$1,619	$0
	10/2014		BRL	303			124	0	0
	10/2014		CAD	6,924			6,279	99	0
	10/2014		EUR	14,222			18,414	450	0
	10/2014		GBP	150,580			246,265	2,152	0
	10/2014		RUB	484,251			13,007	795	0
	10/2014	$		134		BRL	303	0	(10)
	10/2014			668,919		EUR	525,054	0	(5,749)
	10/2014			30,266		INR	1,839,841	0	(574)
	10/2014			3,298		RUB	125,736	0	(127)
	11/2014		EUR	525,054	$		669,061	5,749	0
	11/2014	$		116,067		AUD	131,030	0	(1,611)
	11/2014			246,199		GBP	150,580	0	(2,155)
	12/2014		MXN	70,107	$		5,352	159	0
	09/2015	$		4,590		CNY	28,183	0	(89)
	07/2017		BRL	68,600	$		23,638	1,708	0

BPS	10/2014			25,281			10,951	623	0
	10/2014		CAD	7,916			7,219	153	0
	10/2014		EUR	95,363			122,972	2,524	0
	10/2014		GBP	11,411			18,928	429	0
	10/2014		MXN	29,017			2,206	48	0
	10/2014	$		10,813		BRL	25,281	4	(489)
	10/2014			166,020		EUR	128,228	0	(4,062)
	10/2014			10,020		RUB	379,241	0	(456)
	11/2014		BRL	14,454	$		5,916	63	0
	11/2014		CHF	3,603			3,987	211	0
	11/2014		EUR	1,220			1,549	7	0

112	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2014	$		7,678		CAD	8,599	$0	$(6)
	11/2014			268		CHF	243	0	(13)
	11/2014			102,648		EUR	80,878	175	(648)
	11/2014			421,555		JPY	45,819,954	0	(3,623)
	12/2014		MXN	984,460	$		74,019	1,102	0
	12/2014	$		16,560		MXN	221,640	0	(143)

BRC	10/2014		BRL	2,235	$		912	0	(1)
	10/2014		CAD	17,507			16,107	475	0
	10/2014		EUR	91,621			119,057	3,335	0
	10/2014		GBP	3,389			5,494	0	0
	10/2014		INR	681,166			11,163	170	0
	10/2014		JPY	40,412,048			380,254	11,749	0
	10/2014		NZD	75,507			59,681	736	0
	10/2014	$		990		BRL	2,235	0	(77)
	10/2014			55,053		EUR	42,442	0	(1,446)
	10/2014			96,837		GBP	59,423	0	(503)
	10/2014			106,934		JPY	11,601,675	0	(1,136)
	10/2014			27,438		MYR	87,248	0	(876)
	10/2014			73,625		NZD	88,596	0	(4,463)
	11/2014		CHF	12,606	$		13,585	376	0
	11/2014	$		5,586		CHF	5,078	0	(265)
	11/2014			59,487		NZD	75,507	0	(736)
	11/2014			101,862		SEK	704,477	0	(4,250)
	12/2014		MXN	13,250	$		983	1	0
	12/2014	$		1,031		MXN	13,578	0	(25)
	01/2015		DKK	57,845	$		9,859	38	0
	04/2015		BRL	17,708			7,317	423	0
	09/2015	$		5,883		CNY	36,000	0	(133)

CBK	10/2014		BRL	43,438	$		18,827	1,081	0
	10/2014		EUR	12,779			16,551	410	0
	10/2014		GBP	3,972			6,542	102	0
	10/2014		INR	2,667,273			43,526	481	0
	10/2014		NZD	13,089			10,867	649	0
	10/2014	$		17,842		BRL	43,438	19	(115)
	10/2014			67,146		EUR	51,948	0	(1,533)
	10/2014		ZAR	6,469	$		592	20	0
	11/2014		DKK	69,407			12,495	716	0
	11/2014	$		40,756		CHF	38,122	0	(811)
	11/2014			136,692		NOK	857,070	0	(3,486)
	12/2014		MXN	8,598	$		644	7	0
	12/2014	$		1,165		MXN	15,248	0	(35)
	01/2015		BRL	114,299	$		47,974	2,449	0
	01/2015	$		42,827		INR	2,667,273	0	(560)
	09/2015			13,377		CNY	81,153	0	(415)

DUB	10/2014		AUD	315	$		282	7	0
	10/2014		BRL	33,546			13,687	0	(18)
	10/2014		DKK	57,865			10,569	751	0
	10/2014		TWD	16,950			566	8	0
	10/2014	$		14,625		BRL	33,546	0	(920)
	10/2014			29,986		JPY	3,203,500	0	(774)
	10/2014			140,672		KRW	143,006,992	0	(5,381)
	10/2014			2,167		MYR	6,848	0	(82)
	11/2014		EUR	3,034	$		3,868	36	0
	11/2014		ILS	31,945			8,823	148	0
	11/2014	$		2,349		NOK	14,675	0	(68)

FBF	10/2014		BRL	74,097	$		30,740	498	(29)
	10/2014		EUR	26,676			35,165	1,472	0
	10/2014	$		32,195		BRL	74,097	0	(1,923)
	11/2014			18,514		CHF	17,715	46	0
	12/2014			3,776		ILS	13,503	0	(108)
	01/2015		BRL	52,867	$		22,407	1,350	0

GLM	10/2014		AUD	8,134			7,441	320	0
	10/2014		BRL	72,737			30,475	780	(21)
	10/2014		EUR	17,170			22,660	974	0
	10/2014	$		31,510		BRL	72,737	0	(1,794)
	10/2014			194,575		CAD	215,463	0	(2,258)
	10/2014			10,530		ZAR	113,442	0	(497)
	10/2014		ZAR	21,883	$		2,052	117	0
	11/2014		AUD	6,108			5,363	27	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	113

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2014		GBP	11,016	$		17,959	$105	$0
	11/2014		ILS	119,863			33,053	502	0
	11/2014	$		9,190		BRL	22,483	0	(86)
	11/2014			5,482		CHF	4,963	0	(281)
	11/2014			11,619		ILS	42,655	0	(35)
	12/2014		ILS	181,531	$		50,909	1,591	0
	12/2014		MXN	144,415			10,945	248	0
	12/2014	$		20,410		MXN	273,062	0	(185)
	02/2015		MXN	62,487	$		4,763	149	0

HUS	10/2014		BRL	45,126			19,484	1,049	0
	10/2014		CAD	1,469			1,327	15	0
	10/2014		GBP	4,771			7,746	12	0
	10/2014		INR	718,443			11,682	88	0
	10/2014	$		8,640		AUD	9,275	0	(519)
	10/2014			18,411		BRL	45,126	24	0
	10/2014			41,037		EUR	31,527	0	(1,217)
	10/2014			14,612		MYR	46,862	0	(345)
	10/2014			4,739		ZAR	50,892	0	(238)
	10/2014		ZAR	65,599	$		6,029	227	0

JPM	10/2014		AUD	86,636			77,584	1,730	0
	10/2014		BRL	27,412			11,424	234	(9)
	10/2014		CAD	48,565			44,304	956	0
	10/2014		EUR	59,729			77,428	1,987	0
	10/2014		GBP	3,350			5,517	86	0
	10/2014		INR	411,518			6,752	111	0
	10/2014		KRW	143,006,992			137,375	2,084	0
	10/2014		RUB	513,089			13,766	827	0
	10/2014	$		210,738		AUD	227,930	0	(11,174)
	10/2014			12,110		BRL	27,412	0	(911)
	10/2014			44,837		GBP	27,516	0	(230)
	10/2014			15,962		JPY	1,709,400	0	(374)
	10/2014			30,200		MYR	95,451	0	(1,140)
	10/2014			7,927		ZAR	85,379	0	(376)
	10/2014		ZAR	182,954	$		16,974	793	0
	11/2014		CHF	90,514			97,095	2,253	0
	11/2014		GBP	5,098			8,317	55	0
	11/2014	$		32,850		CHF	30,670	0	(713)
	11/2014			2,361		SEK	16,771	0	(37)
	11/2014			142,856		SGD	177,806	0	(3,480)
	12/2014		MXN	20,389	$		1,544	34	0
	12/2014	$		11,742		ILS	42,007	0	(330)
	01/2015		BRL	138,543	$		58,506	3,325	0
	01/2015		INR	61,715			993	15	0
	02/2015	$		136,646		KRW	143,006,992	0	(2,291)
	09/2015			1,852		CNY	11,190	0	(64)

MSB	10/2014		BRL	39,489	$		17,128	995	0
	10/2014		EUR	490,697			647,669	27,894	0
	10/2014		HKD	5,977			771	1	0
	10/2014		JPY	6,121,084			56,376	560	0
	10/2014	$		16,736		BRL	39,489	12	(615)
	10/2014			33,518		EUR	26,376	0	(204)
	10/2014			150,153		GBP	90,534	0	(3,385)
	10/2014			171,351		JPY	18,532,100	43	(2,406)
	10/2014			13,475		RUB	506,727	0	(697)
	11/2014		EUR	26,376	$		33,525	204	0
	11/2014	$		9,824		DKK	58,020	22	0
	12/2014		MXN	83,383	$		6,281	105	0
	01/2015		BRL	30,603			12,950	761	0
	09/2015	$		4,440		CNY	27,317	0	(77)

RBC	10/2014		AUD	17,043	$		15,458	536	0
	10/2014	$		5,438		AUD	5,953	0	(226)
	10/2014			14,295		EUR	11,051	0	(337)
	02/2015		MXN	90,961	$		6,884	169	0

SCX	10/2014		JPY	11,357,400			104,462	897	0

UAG	10/2014		BRL	54,844			23,897	1,491	0
	10/2014		CNY	168,420			27,173	0	(229)
	10/2014		EUR	8,369			10,837	267	0
	10/2014		MYR	236,409			72,708	734	0
	10/2014	$		23,024		BRL	54,844	19	(638)

114	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2014	$		43,365		INR	2,638,559	$0	$(784)
	11/2014		EUR	909	$		1,177	29	0
	11/2014	$		3,431		BRL	8,135	0	(137)
	11/2014			106,274		CHF	96,011	0	(5,673)
	12/2014		MXN	62,536	$		4,686	54	0
	01/2015		BRL	20,054			8,635	648	0
	01/2015	$		72,263		MYR	236,409	0	(769)

Total Forward Foreign Currency Contracts								$101,782	$(94,706)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC GBP versus USD		$1.350	12/05/2014	GBP	67,000	$11	$1
	Call - OTC USD versus JPY	JPY	128.850	12/12/2014		$293,000	29	5

DUB	Put - OTC AUD versus USD		$0.823	12/04/2014	AUD	138,000	13	360
	Put - OTC AUD versus USD		0.720	12/10/2014		70,000	7	6
	Call - OTC USD versus CHF	CHF	1.020	12/03/2014		$70,000	7	62
	Call - OTC USD versus NOK	NOK	7.400	12/05/2014		120,000	12	7

JPM	Put - OTC GBP versus USD		$1.260	12/10/2014	GBP	75,000	12	0

MSB	Call - OTC USD versus CAD	CAD	1.280	12/17/2014		$180,000	18	32

							$109	$473

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	38,000	$3,065	$1,775

BPS	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		1,600	126	75

CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		19,500	1,613	911

								$4,804	$2,761

Total Purchased Options								$4,913	$3,234

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	12/17/2014	EUR	36,800	$(103)	$(54)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014		35,600	(67)	(32)

JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014	$	12,300	(17)	(13)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	7,900	(14)	(7)

							$(201)	$(106)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD		$0.945	11/26/2014	AUD	10,200	$(48)	$(1)
	Call - OTC USD versus BRL	BRL	2.640	06/10/2015		$8,300	(232)	(393)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016		24,000	(434)	(322)
	Put - OTC USD versus JPY		80.000	02/18/2019		17,200	(948)	(493)
	Put - OTC USD versus JPY		80.000	02/28/2019		10,400	(512)	(302)
	Call - OTC USD versus MXN	MXN	13.450	10/15/2014		7,600	(36)	(58)

BPS	Call - OTC USD versus BRL	BRL	2.540	12/15/2014		18,800	(194)	(460)
	Call - OTC USD versus BRL		2.700	05/29/2015		6,200	(155)	(233)

BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		9,200	(219)	(54)
	Put - OTC USD versus JPY		94.750	04/21/2016		11,400	(342)	(124)
	Put - OTC USD versus JPY		97.000	09/08/2016		7,100	(143)	(138)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	115

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC USD versus BRL	BRL	2.740	06/08/2015		$6,200	$(139)	$(217)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016		5,600	(134)	(51)
	Put - OTC USD versus JPY		95.000	09/08/2016		37,400	(824)	(603)
	Put - OTC USD versus JPY		96.000	09/08/2016		10,600	(251)	(188)

DUB	Put - OTC USD versus JPY		92.000	05/19/2016		11,300	(264)	(101)

GLM	Call - OTC USD versus BRL	BRL	2.388	10/14/2014		5,200	(30)	(172)
	Call - OTC USD versus BRL		2.650	05/29/2015		4,700	(139)	(206)
	Call - OTC USD versus BRL		2.710	06/02/2015		6,600	(200)	(245)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		9,400	(212)	(55)

JPM	Call - OTC USD versus BRL	BRL	2.388	10/14/2014		5,200	(28)	(172)
	Call - OTC USD versus BRL		2.404	10/14/2014		3,400	(20)	(96)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		25,196	(637)	(148)

MSB	Call - OTC USD versus BRL	BRL	2.385	10/20/2014		18,700	(100)	(690)
	Call - OTC USD versus BRL		2.650	06/08/2015		4,000	(119)	(182)
	Call - OTC USD versus MXN	MXN	13.450	10/09/2014		16,000	(75)	(95)

UAG	Call - OTC AUD versus USD		$0.945	11/26/2014	AUD	14,200	(56)	(2)
	Call - OTC USD versus BRL	BRL	2.640	06/15/2015		$21,800	(596)	(1,051)

							$(7,087)	$(6,852)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$	5,400	$(69)	$(1)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	161,000	$(3,059)	$(2,555)

BPS	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		6,700	(120)	(106)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		81,900	(1,544)	(1,299)

								$(4,723)	$(3,960)

Total Written Options								$(12,080)	$(10,919)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	4,171	$435,396	AUD	0	EUR	0	$(8,483)
Sales	2,629	677,000		24,400		121,500	(8,923)
Closing Buys	0	(64,100)		0		0	1,076
Expirations	(4,154)	(410,900)		0		(41,200)	3,450
Exercised	(2,453)	(58,600)		0		0	737

Balance at End of Period	193	$578,796	AUD	24,400	EUR	80,300	$(12,143)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	CenturyLink, Inc.	(0.595%	)	06/20/2017	0.939%	$2,800	$0	$25	$25	$0
	Spectra Energy Capital LLC	(1.000%	)	06/20/2018	0.510%	1,000	(20)	2	0	(18)
	Universal Health Services, Inc.	(1.250%	)	06/20/2016	0.328%	1,000	0	(16)	0	(16)

BRC	Avnet, Inc.	(1.000%	)	09/20/2016	0.303%	500	16	(23)	0	(7)
	Computer Sciences Corp.	(0.760%	)	03/20/2018	0.880%	750	0	3	3	0

CBK	Russia Government International Bond	(1.000%	)	09/20/2019	2.459%	10,700	626	75	701	0
	Santander International Debt S.A.U.	(1.000%	)	03/20/2015	0.237%	5,100	328	(348)	0	(20)

DUB	Cardinal Health, Inc.	(1.000%	)	12/20/2016	0.107%	1,000	(19)	(1)	0	(20)

FBF	PPG Industries, Inc.	(0.830%	)	03/20/2018	0.241%	4,000	0	(82)	0	(82)

116	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	AutoZone, Inc.	(1.090%	)	09/20/2018	0.352%	$ 400	$0	$(12)	$0	$(12)
	Computer Sciences Corp.	(1.180%	)	03/20/2018	0.880%	3,050	0	(32)	0	(32)

JPM	Whirlpool Corp.	(0.460%	)	06/20/2015	0.080%	2,200	0	(6)	0	(6)

MYC	CommonWealth REIT	(1.960%	)	12/20/2015	0.738%	8,250	0	(128)	0	(128)

							$931	$(543)	$729	$(341)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2019	1.690%	$	4,300	$(122)	$(15)	$0	$(137)
	Italy Government International Bond	1.000%	09/20/2019	1.001%		5,300	13	(12)	1	0
	Japan Government International Bond	1.000%	06/20/2018	0.273%		7,100	135	57	192	0

BPS	Italy Government International Bond	1.000%	09/20/2019	1.001%		100	0	0	0	0

BRC	China Government International Bond	1.000%	03/20/2019	0.727%		1,600	(2)	22	20	0
	H.J. Heinz Co.	1.000%	03/20/2018	0.971%		700	(36)	37	1	0

CBK	Brazil Government International Bond	1.000%	03/20/2019	1.548%		2,200	(92)	41	0	(51)

DUB	Brazil Government International Bond	1.000%	03/20/2019	1.548%		10,800	(455)	207	0	(248)
	China Government International Bond	1.000%	03/20/2019	0.727%		900	0	10	10	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%		16,200	(301)	353	52	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		10,200	25	(23)	2	0

FBF	Goldman Sachs Group, Inc.	1.000%	12/20/2014	0.252%		1,000	(19)	21	2	0

GST	Brazil Government International Bond	1.000%	03/20/2019	1.548%		1,400	(66)	34	0	(32)
	Greece Government International Bond	1.000%	09/20/2015	3.951%	EUR	1,200	(52)	9	0	(43)
	Greece Government International Bond	1.000%	09/20/2015	3.973%	$	4,700	(148)	16	0	(132)
	Japan Government International Bond	1.000%	06/20/2018	0.273%		48,100	886	409	1,295	0
	Mexico Government International Bond	1.000%	09/20/2019	0.836%		2,900	25	(2)	23	0

HUS	Brazil Government International Bond	1.000%	09/20/2019	1.690%		100	(3)	0	0	(3)
	Italy Government International Bond	1.000%	03/20/2019	0.931%		46,400	(1,063)	1,211	148	0
	Mexico Government International Bond	1.000%	09/20/2019	0.836%		1,800	15	(1)	14	0

JPM	Brazil Government International Bond	1.000%	03/20/2019	1.548%		5,700	(286)	155	0	(131)
	China Government International Bond	1.000%	03/20/2019	0.727%		2,600	9	22	31	0

MYC	Brazil Government International Bond	1.000%	03/20/2019	1.548%		11,100	(554)	299	0	(255)
	Brazil Government International Bond	1.000%	09/20/2019	1.690%		3,800	(112)	(10)	0	(122)
	China Government International Bond	1.000%	03/20/2019	0.727%		2,200	3	24	27	0
	H.J. Heinz Co.	1.000%	03/20/2018	0.971%		2,200	(110)	113	3	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%		9,300	(179)	209	30	0
	Japan Government International Bond	1.000%	06/20/2018	0.273%		12,500	245	92	337	0

							$(2,244)	$3,278	$2,188	$(1,154)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	117

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	27,500	$36,231	$1	$(1,438)	$0	$(1,437)

BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019		82,300	108,527	(482)	(3,915)	0	(4,397)

CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019		12,000	15,810	(260)	(367)	0	(627)

DUB	Floating rate equal to 3-Month CHF-LIBOR less 0.219% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	12,700	13,597	(52)	(255)	0	(307)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	52,200	68,774	(1,109)	(1,618)	0	(2,727)

FBF	Floating rate equal to 3-Month CHF-LIBOR less 0.223% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	6,700	7,152	19	(160)	0	(141)

GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	63,700	83,937	(431)	(2,911)	0	(3,342)

UAG	Floating rate equal to 3-Month CHF-LIBOR less 0.210% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	12,000	12,823	3	(267)	0	(264)
	Floating rate equal to 3-Month CHF-LIBOR less 0.225% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		18,000	19,235	20	(421)	0	(401)
	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		12,300	13,119	0	(250)	0	(250)

							$(2,291)	$(11,602)	$0	$(13,893)

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	1-Year BRL-CDI	11.000%	01/04/2021	BRL	69,900	$(4)	$932	$928	$0
	Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	501,500	27	(115)	0	(88)
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		7,400	(2)	(11)	0	(13)

BPS	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	119,200	(141)	(349)	0	(490)

BRC	Pay	28-Day MXN-TIIE	7.140%	04/26/2034	MXN	33,800	0	21	21	0
	Pay	28-Day MXN-TIIE	6.985%	05/19/2034		205,000	(5)	(125)	0	(130)

118	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	28-Day MXN-TIIE	7.380%	02/09/2029	MXN	42,000	$194	$(23)	$171	$0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		147,100	(120)	(139)	0	(259)

FBF	Pay	28-Day MXN-TIIE	4.620%	09/23/2016		400,000	0	0	1	(1)

GLM	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	211,100	(301)	(566)	0	(867)

HUS	Pay	28-Day MXN-TIIE	7.380%	02/09/2029	MXN	36,000	175	(29)	146	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		18,600	(6)	(27)	0	(33)

UAG	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	154,600	(4)	(632)	0	(636)
	Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	1,323,800	78	(309)	0	(231)
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021		141,800	(42)	(122)	0	(164)

							$(151)	$(1,494)	$1,267	$(2,912)

Total Swap Agreements							$(3,755)	$(10,361)	$4,184	$(18,300)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(j)	Securities with an aggregate market value of $27,731 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$12,731	$1,775	$1,146	$15,652	$(10,315)	$(4,124)	$(1,709)	$(16,148)	$(496)	$(1,010)	$(1,506)
BPS	5,339	75	0	5,414	(9,440)	(799)	(4,887)	(15,126)	(9,712)	3,641	(6,071)
BRC	17,303	0	45	17,348	(13,911)	(316)	(137)	(14,364)	2,984	(1,117)	1,867
CBK	5,934	917	701	7,552	(6,955)	(2,359)	(698)	(10,012)	(2,460)	2,008	(452)
DUB	950	435	235	1,620	(7,243)	(101)	(3,561)	(10,905)	(9,285)	5,956	(3,329)
FBF	3,366	0	3	3,369	(2,060)	0	(224)	(2,284)	1,085	(990)	95
GLM	4,813	0	0	4,813	(5,157)	(678)	(4,209)	(10,044)	(5,231)	1,348	(3,883)
GST	0	0	1,318	1,318	0	(86)	(251)	(337)	981	(1,040)	(59)
HUS	1,415	0	308	1,723	(2,319)	0	(36)	(2,355)	(632)	0	(632)
JPM	14,490	0	31	14,521	(21,129)	(436)	(137)	(21,702)	(7,181)	8,184	1,003
MSB	30,597	32	0	30,629	(7,384)	(967)	0	(8,351)	22,278	(19,605)	2,673
MYC	0	0	397	397	0	0	(505)	(505)	(108)	(162)	(270)
RBC	705	0	0	705	(563)	0	0	(563)	142	(280)	(138)
SCX	897	0	0	897	0	0	0	0	897	(450)	447
UAG	3,242	0	0	3,242	(8,230)	(1,053)	(1,946)	(11,229)	(7,987)	6,595	(1,392)

Total Over the Counter	$101,782	$3,234	$4,184	$109,200	$(94,706)	$(10,919)	$(18,300)	$(123,925)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$965	$965
Swap Agreements	0	0	0	0	682	682

	$0	$0	$0	$0	$1,647	$1,647

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	119

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$101,782	$0	$101,782
Purchased Options	0	0	0	473	2,761	3,234
Swap Agreements	0	2,917	0	0	1,267	4,184

	$0	$2,917	$0	$102,255	$4,028	$109,200

	$0	$2,917	$0	$102,255	$5,675	$110,847

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$19	$19
Futures	0	0	0	0	573	573
Swap Agreements	0	0	0	0	1,632	1,632

	$0	$0	$0	$0	$2,224	$2,224

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$94,706	$0	$94,706
Written Options	0	106	0	6,852	3,961	10,919
Swap Agreements	0	1,495	0	13,893	2,912	18,300

	$0	$1,601	$0	$115,451	$6,873	$123,925

	$0	$1,601	$0	$115,451	$9,097	$126,149

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(25)	$(25)
Written Options	0	0	0	0	950	950
Futures	0	0	0	0	13,765	13,765
Swap Agreements	0	0	0	0	(31,208)	(31,208)

	$0	$0	$0	$0	$(16,518)	$(16,518)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,553)	$0	$(11,553)
Purchased Options	0	0	0	(56)	0	(56)
Written Options	0	51	0	2,637	139	2,827
Swap Agreements	0	2,084	0	(281)	6,035	7,838

	$0	$2,135	$0	$(9,253)	$6,174	$(944)

	$0	$2,135	$0	$(9,253)	$(10,344)	$(17,462)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(5)	$(5)
Written Options	0	0	0	0	(264)	(264)
Futures	0	0	0	0	(2,540)	(2,540)
Swap Agreements	0	0	0	0	11,450	11,450

	$0	$0	$0	$0	$8,641	$8,641

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,180	$0	$17,180
Purchased Options	0	0	0	367	(3,165)	(2,798)
Written Options	0	95	0	(378)	2,998	2,715
Swap Agreements	0	689	0	(11,602)	(3,536)	(14,449)

	$0	$784	$0	$5,567	$(3,703)	$2,648

	$0	$784	$0	$5,567	$4,938	$11,289

120	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$892	$0	$892
Mortgage-Backed Securities	0	9,260	0	9,260
Sovereign Issues	0	38,565	0	38,565
Brazil
Corporate Bonds & Notes	0	16,811	0	16,811
Sovereign Issues	0	189,577	0	189,577
Canada
Corporate Bonds & Notes	0	15,402	0	15,402
Sovereign Issues	0	83,688	0	83,688
Cayman Islands
Asset-Backed Securities	0	18,012	0	18,012
Corporate Bonds & Notes	0	1,593	0	1,593
Denmark
Corporate Bonds & Notes	0	223	0	223
Sovereign Issues	0	11,739	0	11,739
France
Corporate Bonds & Notes	0	31,542	0	31,542
Sovereign Issues	0	167,985	0	167,985
Germany
Corporate Bonds & Notes	0	58,133	0	58,133
Sovereign Issues	0	53,589	0	53,589
Greece
Corporate Bonds & Notes	0	11,420	0	11,420
Ireland
Asset-Backed Securities	0	2,315	0	2,315
Corporate Bonds & Notes	0	10,517	0	10,517
Mortgage-Backed Securities	0	1,602	0	1,602
Italy
Corporate Bonds & Notes	0	15,618	0	15,618
Mortgage-Backed Securities	0	1,067	0	1,067
Sovereign Issues	0	304,698	0	304,698
Japan
Sovereign Issues	0	120,798	0	120,798
Luxembourg
Asset-Backed Securities	0	3,161	0	3,161
Corporate Bonds & Notes	0	7,093	0	7,093
Mexico
Sovereign Issues	0	114,864	0	114,864
Netherlands
Asset-Backed Securities	0	6,291	0	6,291
Corporate Bonds & Notes	0	12,582	0	12,582
New Zealand
Sovereign Issues	0	57,337	0	57,337
Norway
Corporate Bonds & Notes	0	41,077	0	41,077
Sovereign Issues	0	1,713	0	1,713
Portugal
Corporate Bonds & Notes	0	6,373	0	6,373
Slovenia
Sovereign Issues	0	105,937	0	105,937
South Africa
Sovereign Issues	0	586	0	586
South Korea
Corporate Bonds & Notes	0	1,600	0	1,600
Spain
Corporate Bonds & Notes	0	5,548	0	5,548
Sovereign Issues	0	289,122	0	289,122

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Supranational
Corporate Bonds & Notes	$0	$46,560	$0	$46,560
Sweden
Corporate Bonds & Notes	0	21,395	0	21,395
Sovereign Issues	0	10,945	0	10,945
Thailand
Corporate Bonds & Notes	0	871	0	871
United Kingdom
Bank Loan Obligations	0	10,432	0	10,432
Corporate Bonds & Notes	0	38,614	0	38,614
Mortgage-Backed Securities	0	11,095	0	11,095
Sovereign Issues	0	170,132	0	170,132
United States
Asset-Backed Securities	0	38,474	6,302	44,776
Bank Loan Obligations	0	1,852	0	1,852
Corporate Bonds & Notes	0	56,569	6,595	63,164
Mortgage-Backed Securities	0	185,423	5,750	191,173
Municipal Bonds & Notes	0	3,732	0	3,732
Preferred Securities	2,403	0	0	2,403
U.S. Government Agencies	0	156,916	402	157,318
U.S. Treasury Obligations	0	185,008	0	185,008
Short-Term Instruments
Certificates of Deposit	0	24,674	0	24,674
Commercial Paper	0	4,883	0	4,883
Greece Treasury Bills	0	26,718	0	26,718
Mexico Treasury Bills	0	4,715	0	4,715
U.S. Treasury Bills	0	10,332	0	10,332
	$2,403	$2,827,670	$19,049	$2,849,122

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$101,045	$0	$0	$101,045

Total Investments	$103,448	$2,827,670	$19,049	$2,950,167

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(241,708)	$0	$(241,708)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	965	682	0	1,647
Over the counter	0	109,200	0	109,200
	$965	$109,882	$0	$110,847

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(573)	(1,651)	0	(2,224)
Over the counter	0	(123,925)	0	(123,925)
	$(573)	$(125,576)	$0	$(126,149)

Totals	$103,840	$2,570,268	$19,049	$2,693,157

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	121

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.4%

AUSTRALIA 2.2%

CORPORATE BONDS & NOTES 1.2%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$44,400	$44,635
2.400% due 11/23/2016		300	309
GE Capital Australia Funding Pty. Ltd.
4.500% due 01/30/2018	AUD	1,300	1,168
Westpac Banking Corp.
1.250% due 12/15/2017		$22,700	22,511
1.850% due 11/26/2019		10,100	10,073
2.700% due 12/09/2014		5,000	5,021

			83,717

MORTGAGE-BACKED SECURITIES 0.2%
Puma Finance Pty. Ltd.
0.374% due 02/21/2038		833	827
3.040% due 08/22/2037	AUD	1,036	906
3.535% due 05/13/2045		11,841	10,419
Torrens Trust
3.290% due 10/19/2038		1,808	1,578

			13,730

SOVEREIGN ISSUES 0.8%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)		14,075	13,871
4.000% due 05/20/2026		14,700	12,844
6.000% due 03/01/2022		15,600	15,774
Queensland Treasury Corp.
4.250% due 07/21/2023		20,100	18,089

			60,578

Total Australia (Cost $163,243)			158,025

BELGIUM 0.1%

SOVEREIGN ISSUES 0.1%
Belgium Government International Bond
2.750% due 03/05/2015		$5,000	5,055

Total Belgium (Cost $5,019)			5,055

BRAZIL 9.5%

CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
2.595% due 03/17/2017		$4,900	4,967
3.115% due 03/17/2020		12,700	12,964
3.250% due 03/17/2017		29,200	29,623

			47,554

SOVEREIGN ISSUES 8.8%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	185,300	58,150
0.000% due 07/01/2017		254,900	75,425
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		399,300	148,221
10.000% due 01/01/2025		976,302	348,017

			629,813

Total Brazil (Cost $740,176)			677,367

CANADA 2.3%

CORPORATE BONDS & NOTES 0.1%
Agrium, Inc.
6.750% due 01/15/2019		$4,000	4,683

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Caisse Centrale Desjardins
2.550% due 03/24/2016		$5,000	$5,141

			9,824

SOVEREIGN ISSUES 2.2%
Province of British Columbia
4.300% due 06/18/2042	CAD	3,000	3,088
Province of Ontario
1.900% due 09/08/2017		22,600	20,371
2.100% due 09/08/2018		13,400	12,088
2.450% due 06/29/2022		$6,200	6,079
3.150% due 06/02/2022	CAD	3,400	3,133
3.450% due 06/02/2045		12,500	10,856
3.500% due 06/02/2024		50,000	46,567
4.300% due 03/08/2017		6,000	5,724
Province of Quebec
3.000% due 09/01/2023		19,200	17,237
3.500% due 12/01/2022		6,500	6,099
4.250% due 12/01/2021		8,800	8,700
4.500% due 12/01/2017		6,100	5,928
5.000% due 12/01/2038		8,100	8,752
6.000% due 10/01/2029		3,200	3,723

			158,345

Total Canada (Cost $176,235)			168,169

CAYMAN ISLANDS 1.1%

ASSET-BACKED SECURITIES 1.1%
ACAS CLO Ltd.
0.444% due 04/20/2021		$5,351	5,311
ALM Ltd.
1.464% due 02/13/2023		23,400	23,398
BlackRock Senior Income
0.474% due 04/20/2019		686	680
Commercial Industrial Finance Corp.
1.382% due 08/14/2024		16,600	16,629
Dryden Senior Loan Fund
1.404% due 01/15/2022		13,800	13,796
Galaxy CLO Ltd.
0.474% due 04/25/2019		279	278
Hillmark Funding
0.484% due 05/21/2021		8,095	8,029
Mountain View Funding CLO Ltd.
0.494% due 04/15/2019		1,178	1,171
MSIM Peconic Bay Ltd.
0.514% due 07/20/2019		631	631
Octagon Investment Partners Ltd.
0.473% due 04/23/2020		331	329
Symphony CLO Ltd.
1.335% due 01/09/2023		8,300	8,300

Total Cayman Islands (Cost $78,120)			78,552

CHINA 0.4%

CORPORATE BONDS & NOTES 0.4%
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		$28,100	28,041

SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	4,388	750
China Government International Bond
3.320% due 06/12/2015		2,080	338
3.380% due 05/23/2023		4,600	717

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.080% due 08/22/2023	CNY	4,600	$754

			2,559

Total China (Cost $30,531)			30,600

DENMARK 0.3%

CORPORATE BONDS & NOTES 0.3%
Nykredit Realkredit A/S
2.000% due 01/01/2015	DKK	76,000	12,943
6.000% due 10/01/2029		428	85
Realkredit Danmark A/S
1.300% due 01/01/2038		3,607	642
2.000% due 01/01/2015		50,300	8,573

Total Denmark (Cost $23,639)			22,243

FRANCE 12.8%

ASSET-BACKED SECURITIES 0.0%
Titrisocram
0.975% due 03/25/2022	EUR	54	69

CORPORATE BONDS & NOTES 0.8%
Banque PSA Finance S.A.
4.000% due 06/24/2015		600	776
4.875% due 09/25/2015		2,000	2,623
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$6,800	6,915
BPCE S.A.
4.500% due 03/15/2025		15,300	14,890
4.625% due 07/11/2024		15,800	15,490
Caisse Francaise de Financement Local
5.750% due 08/24/2015	AUD	1,600	1,429
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		$16,100	16,405
Dexia Credit Local S.A.
0.617% due 11/07/2016		1,500	1,505

			60,033

SOVEREIGN ISSUES 12.0%
Caisse d’Amortissement de la Dette Sociale
1.125% due 01/30/2017		5,500	5,528
France Government Bond
1.000% due 05/25/2018 (g)	EUR	275,900	359,860
1.000% due 11/25/2018 (g)		65,100	85,033
1.750% due 05/25/2023		12,500	16,781
1.750% due 11/25/2024		54,100	71,353
3.000% due 04/25/2022 (g)		24,800	36,408
3.250% due 05/25/2045 (g)		44,700	67,487
3.750% due 04/25/2017		43,500	60,235
4.000% due 10/25/2038		12,900	21,738
4.500% due 04/25/2041 (g)		70,000	128,106
4.750% due 04/25/2035		600	1,097
France Treasury Notes
1.000% due 07/25/2017		7,000	9,092

			862,718

Total France (Cost $915,769)			922,820

GERMANY 2.1%

CORPORATE BONDS & NOTES 1.1%
FMS Wertmanagement AoeR
3.375% due 06/17/2021	EUR	20,900	31,328
KFW
2.750% due 09/07/2015	GBP	13,500	22,301

122	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Landwirtschaftliche Rentenbank
4.750% due 03/12/2019	NZD	20,900	$16,471
5.375% due 04/23/2024		15,000	12,132

			82,232

SOVEREIGN ISSUES 1.0%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	6,189	8,234
0.750% due 04/15/2018 (c)		15,352	20,387
2.500% due 08/15/2046		4,700	6,825
4.000% due 01/04/2037		19,800	35,314

			70,760

Total Germany (Cost $152,020)			152,992

GREECE 0.1%

CORPORATE BONDS & NOTES 0.1%
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	5,900	7,790

Total Greece (Cost $8,130)			7,790

GUERNSEY, CHANNEL ISLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%
HSH N Finance Guernsey Ltd.
0.532% due 12/21/2015	EUR	20,900	26,524

Total Guernsey, Channel Islands (Cost $28,006)			26,524

INTERNATIONAL 0.2%

CORPORATE BONDS & NOTES 0.2%
European Investment Bank
0.500% due 08/10/2023	AUD	20,700	12,740

Total International (Cost $13,746)			12,740

IRELAND 0.4%

ASSET-BACKED SECURITIES 0.1%
Magi Funding PLC
0.677% due 04/11/2021	EUR	949	1,196
Mercator CLO PLC
0.433% due 02/18/2024		235	295
Race Point CLO Ltd.
0.494% due 04/15/2020		$2,263	2,258

			3,749

CORPORATE BONDS & NOTES 0.3%
Depfa ACS Bank
3.875% due 11/14/2016	EUR	4,100	5,578
5.500% due 04/25/2016		$5,900	6,313
5.750% due 03/28/2017		3,900	4,298
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	3,400	4,698

			20,887

MORTGAGE-BACKED SECURITIES 0.0%
Emerald Mortgages PLC
0.247% due 07/15/2048		535	641
Opera Germany PLC
0.421% due 10/20/2014		1,462	1,842

			2,483

Total Ireland (Cost $27,459)			27,119

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ITALY 9.3%

ASSET-BACKED SECURITIES 0.2%
Alba SPV SRL
1.701% due 04/20/2040	EUR	6,263	$7,944
Berica Asset-Backed Security SRL
0.382% due 12/31/2055		7,665	9,623

			17,567

CORPORATE BONDS & NOTES 1.0%
Banca Carige SpA
3.750% due 11/25/2016		4,500	6,037
3.875% due 10/24/2018		25,900	36,091
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016		2,600	3,563
Banco Popolare SC
3.500% due 03/14/2019		8,450	11,085
Intesa Sanpaolo SpA
2.250% due 09/24/2018		4,000	5,416
5.017% due 06/26/2024		$2,300	2,239
Telecom Italia SpA
4.500% due 09/20/2017	EUR	1,200	1,629
UniCredit SpA
2.750% due 01/31/2020		2,400	3,354

			69,414

MORTGAGE-BACKED SECURITIES 0.5%
Berica Residential MBS SRL
0.616% due 03/31/2048		14,428	17,832
DECO Series
1.637% due 02/22/2026		5,785	7,342
Giovecca Mortgages SRL
0.804% due 04/23/2048		10,323	12,994

			38,168

SOVEREIGN ISSUES 7.6%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)		14,814	19,542
3.750% due 09/01/2024		7,600	10,779
4.500% due 05/01/2023		37,400	56,110
4.500% due 03/01/2024		28,500	42,866
4.750% due 09/01/2044		44,900	68,198
5.500% due 09/01/2022		84,200	133,899
5.500% due 11/01/2022		129,200	205,428
Italy Government International Bond
6.000% due 08/04/2028	GBP	3,500	6,703

			543,525

Total Italy (Cost $678,626)			668,674

JAPAN 12.3%

SOVEREIGN ISSUES 12.3%
Japan Government International Bond
1.500% due 03/20/2033	JPY	430,000	4,103
1.600% due 03/20/2033		46,670,000	452,419
1.700% due 09/20/2032		42,720,000	421,688

Total Japan (Cost $941,115)			878,210

LUXEMBOURG 0.1%

ASSET-BACKED SECURITIES 0.1%
E-Carat S.A.
0.852% due 11/18/2020	EUR	633	799

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Penta CLO S.A.
0.614% due 06/04/2024	EUR	3,002	$3,769

Total Luxembourg (Cost $4,630)			4,568

MEXICO 5.6%

SOVEREIGN ISSUES 5.6%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	260,200	19,267
6.500% due 06/09/2022		213,000	16,458
7.500% due 06/03/2027		726,500	59,282
7.750% due 05/29/2031		1,099,160	90,549
7.750% due 11/23/2034		193,600	15,990
8.000% due 12/07/2023		500,000	42,239
8.500% due 11/18/2038		120,000	10,599
9.500% due 12/18/2014		1,597,500	120,691
10.000% due 12/05/2024		257,400	24,795

Total Mexico (Cost $411,519)			399,870

NETHERLANDS 0.5%

ASSET-BACKED SECURITIES 0.1%
Cadogan Square CLO BV
0.536% due 01/17/2023	EUR	1,223	1,532
Halcyon Structured Asset Management European CLO BV
0.548% due 01/25/2023		2,838	3,572
Jubilee CDO BV
0.818% due 10/15/2019		682	860
Leopard CLO BV
0.677% due 04/21/2020		291	368

			6,332

CORPORATE BONDS & NOTES 0.4%
Bank Nederlandse Gemeenten NV
1.375% due 03/19/2018		$5,000	4,984
2.250% due 01/12/2017	EUR	400	531
6.750% due 03/02/2018	AUD	4,600	4,453
ING Bank NV
2.500% due 01/14/2016		$14,000	14,326
Royal Bank of Scotland NV
3.425% due 05/17/2018	AUD	7,000	5,857

			30,151

MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL BV
1.202% due 07/17/2041	EUR	1,200	1,373

Total Netherlands (Cost $38,296)			37,856

NEW ZEALAND 1.8%

SOVEREIGN ISSUES 1.8%
New Zealand Government Bond
2.000% due 09/20/2025 (c)	NZD	36,408	27,473
5.000% due 03/15/2019		23,100	18,788
5.500% due 04/15/2023		30,060	25,751
6.000% due 12/15/2017		5,000	4,150
6.000% due 05/15/2021		57,500	49,858

Total New Zealand (Cost $129,746)			126,020

NORWAY 0.6%

CORPORATE BONDS & NOTES 0.6%
Eksportfinans ASA
0.890% due 06/16/2015	JPY	400,000	3,625

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	123

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 09/15/2015		$6,700	$6,708
2.375% due 05/25/2016		13,400	13,450
3.000% due 11/17/2014		17,800	17,865
5.500% due 05/25/2016		2,000	2,113
5.500% due 06/26/2017		1,000	1,081

Total Norway (Cost $44,435)			44,842

PORTUGAL 0.5%

CORPORATE BONDS & NOTES 0.5%
Banco Espirito Santo S.A.
5.000% due 05/21/2019	EUR	2,300	2,812
Novo Banco S.A.
3.375% due 02/17/2016		27,000	34,413

Total Portugal (Cost $38,930)			37,225

SLOVENIA 2.5%

SOVEREIGN ISSUES 2.5%
Slovenia Government International Bond
1.750% due 10/09/2017	EUR	11,500	14,949
3.500% due 03/23/2017		1,494	2,011
4.125% due 02/18/2019		$19,100	19,936
4.375% due 01/18/2021	EUR	5,050	7,310
4.700% due 11/01/2016		56,150	76,588
4.750% due 05/10/2018		$37,700	40,386
5.250% due 02/18/2024		14,300	15,301
5.500% due 10/26/2022		4,600	5,014

Total Slovenia (Cost $181,792)			181,495

SPAIN 11.5%

CORPORATE BONDS & NOTES 0.1%
Banco Popular Espanol S.A.
3.500% due 09/11/2017	EUR	5,300	7,261
4.125% due 03/30/2017		100	138
BPE Financiaciones S.A.
2.500% due 02/01/2017		2,500	3,231

			10,630

SOVEREIGN ISSUES 11.4%
Autonomous Community of Catalonia
4.750% due 06/04/2018		11,600	16,134
4.801% due 07/31/2020		8,000	11,448
Autonomous Community of Madrid
5.750% due 02/01/2018		5,100	7,450
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	11,785	10,820
5.000% due 11/14/2016		$900	969
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	3,000	4,476
6.505% due 03/01/2019		17,800	27,743
Spain Government International Bond
2.750% due 10/31/2024		15,000	19,912
3.800% due 04/30/2024		127,600	185,416
4.400% due 10/31/2023		48,600	73,884
4.800% due 01/31/2024		13,200	20,639
5.250% due 04/06/2029	GBP	1,700	3,050
5.400% due 01/31/2023	EUR	261,100	421,558
Xunta de Galicia
6.131% due 04/03/2018		7,200	10,705
6.964% due 12/28/2017		3,000	4,523

			818,727

Total Spain (Cost $816,186)			829,357

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SUPRANATIONAL 1.1%

CORPORATE BONDS & NOTES 1.1%
African Development Bank
5.250% due 03/23/2022	AUD	200	$190
Council of Europe Development Bank
6.000% due 10/08/2020		8,300	8,089
EUROFIMA
6.250% due 12/28/2018		50,055	48,571
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	1,039
0.500% due 12/21/2023		500	304
European Investment Bank
0.500% due 06/21/2023		13,600	8,423
6.250% due 06/08/2021		9,100	9,120
Nordic Investment Bank
5.000% due 04/19/2022		500	469

Total Supranational (Cost $84,232)			76,205

SWEDEN 0.7%

CORPORATE BONDS & NOTES 0.5%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	65,500	9,730
Stadshypotek AB
3.000% due 03/21/2018		62,000	9,242
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018		43,000	6,590
Swedbank Hypotek AB
3.750% due 12/20/2017		58,700	8,918

			34,480

SOVEREIGN ISSUES 0.2%
Sweden Government International Bond
4.250% due 03/12/2019		95,100	15,307

Total Sweden (Cost $52,373)			49,787

UNITED KINGDOM 11.0%

BANK LOAN OBLIGATIONS 0.2%
Virgin Media Bristol LLC
3.500% due 06/07/2020		$12,200	11,894

CORPORATE BONDS & NOTES 1.0%
Barclays Bank PLC
2.250% due 05/10/2017		15,000	15,380
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	10,700	14,402
Hanson Ltd.
6.125% due 08/15/2016		$2,000	2,150
HBOS PLC
6.750% due 05/21/2018		8,691	9,848
LBG Capital PLC
8.000% due 06/15/2020 (d)		200	217
15.000% due 12/21/2019	EUR	470	893
15.000% due 12/21/2019	GBP	200	460
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$11,300	16,668
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (d)	CAD	700	700
Royal Bank of Scotland PLC
3.522% due 10/27/2014	AUD	200	175
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,508
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		5,000	5,050

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Yorkshire Building Society
3.250% due 09/22/2016	EUR	4,700	$6,117

			73,568

MORTGAGE-BACKED SECURITIES 3.2%
Business Mortgage Finance 7 PLC
2.560% due 02/15/2041	GBP	11,386	18,394
Darrowby PLC
2.263% due 02/20/2044		14,585	24,077
EuroMASTR PLC
0.763% due 06/15/2040		223	343
Eurosail PLC
0.244% due 03/13/2045	EUR	442	540
0.254% due 12/10/2044		6,055	7,386
0.324% due 12/15/2044		7,714	8,866
0.683% due 03/13/2045	GBP	18	30
0.719% due 06/10/2044		12,708	20,190
0.723% due 03/13/2045		74	115
Fosse Master Issuer PLC
2.658% due 10/18/2054		15,700	25,831
Gemgarto
3.510% due 05/14/2045		129	214
Granite Mortgages PLC
0.886% due 03/20/2044		988	1,595
0.886% due 06/20/2044		1,275	2,067
0.946% due 09/20/2044		70	113
Great Hall Mortgages PLC
0.211% due 03/18/2039	EUR	2,547	3,086
0.231% due 06/18/2038		39	48
0.364% due 06/18/2039		$1,746	1,678
0.707% due 06/18/2039	GBP	57	88
Landmark Mortgage Securities PLC
0.787% due 06/17/2038		61	96
Leek Finance PLC
0.493% due 09/21/2038		$7,054	7,335
0.513% due 12/21/2037		3,214	3,378
Ludgate Funding PLC
0.367% due 01/01/2061	EUR	284	337
Mansard Mortgages PLC
1.213% due 12/15/2049	GBP	15,048	24,079
Newgate Funding PLC
0.447% due 12/01/2050	EUR	5,700	6,408
0.684% due 12/15/2050		11,801	14,733
0.730% due 12/01/2050	GBP	100	155
0.763% due 12/15/2050		5,000	6,899
1.334% due 12/15/2050	EUR	2,450	2,963
1.563% due 12/15/2050	GBP	5,391	8,532
1.584% due 12/15/2050	EUR	4,019	4,713
1.813% due 12/15/2050	GBP	3,038	4,596
Paragon Mortgages PLC
0.404% due 06/15/2041	EUR	300	355
0.559% due 05/15/2041		358	435
0.920% due 05/15/2041	GBP	36	56
Preferred Residential Securities PLC
1.313% due 12/15/2042		36	56
ResLoc UK PLC
0.723% due 12/15/2043		1,010	1,565
0.783% due 12/15/2043		1,739	2,577
RMAC PLC
0.487% due 12/12/2036	EUR	178	218
RMAC Securities PLC
0.327% due 06/12/2044		178	204
0.385% due 06/12/2044		$459	440
0.713% due 06/12/2044	GBP	3,291	5,094
0.733% due 06/12/2044		8,614	13,251
Silk Road Finance PLC
1.916% due 06/21/2055		59	97

124	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tenterden Funding PLC
2.066% due 03/21/2044	GBP	5,373	$8,866
Uropa Securities PLC
0.353% due 10/10/2040	EUR	130	162
Windermere CMBS PLC
0.816% due 04/24/2017	GBP	49	78

			232,339

SOVEREIGN ISSUES 6.6%
United Kingdom Gilt
2.250% due 09/07/2023 (g)		28,100	45,336
2.750% due 09/07/2024 (g)		16,200	27,008
3.250% due 01/22/2044 (g)		151,100	253,897
3.500% due 01/22/2045 (g)		13,800	24,269
4.250% due 06/07/2032 (g)		21,343	41,358
4.250% due 12/07/2040 (g)		24,900	49,344
4.500% due 09/07/2034		2,800	5,622
4.750% due 12/07/2030 (g)		8,000	16,289
4.750% due 12/07/2038		3,000	6,348

			469,471

Total United Kingdom (Cost $731,351)			787,272

UNITED STATES 18.0%

ASSET-BACKED SECURITIES 0.8%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033		$309	280
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.625% due 10/25/2035		2,300	2,157
Amortizing Residential Collateral Trust
0.735% due 07/25/2032		44	41
Amresco Residential Securities Corp. Mortgage Loan Trust
1.095% due 06/25/2029		221	206
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.975% due 02/25/2034		642	598
Asset-Backed Securities Corp. Home Equity Loan Trust
1.504% due 04/15/2033		1,777	1,749
Bear Stearns Asset-Backed Securities Trust
0.225% due 12/25/2036		34	34
0.815% due 10/25/2032		33	32
0.955% due 10/27/2032		48	46
1.155% due 10/25/2037		94	88
BNC Mortgage Loan Trust
0.255% due 05/25/2037		793	761
Carrington Mortgage Loan Trust
0.475% due 10/25/2035		23	23
Citigroup Mortgage Loan Trust, Inc.
0.215% due 07/25/2045		601	532
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		100	102
6.681% due 12/01/2033		13	14
Countrywide Asset-Backed Certificates
0.315% due 10/25/2047		767	761
0.335% due 09/25/2036		199	194
0.495% due 12/25/2036 ^		792	475
0.755% due 08/25/2035		1,487	1,468
1.130% due 06/25/2035		500	493
4.740% due 10/25/2035		924	922
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032		64	60
Credit-Based Asset Servicing and Securitization LLC
0.215% due 11/25/2036		6	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Alliance Mortgage Loan Trust
0.156% due 12/20/2027	$8	$7
First Franklin Mortgage Loan Trust
0.515% due 10/25/2035	3,916	3,658
1.055% due 03/25/2034	2,557	2,371
GSAA Home Equity Trust
5.995% due 03/25/2046 ^	2,253	1,754
Home Equity Asset Trust
0.755% due 11/25/2032	2	2
JPMorgan Mortgage Acquisition Trust
0.265% due 08/25/2036	130	71
Long Beach Mortgage Loan Trust
0.715% due 10/25/2034	12	11
0.980% due 06/25/2035	1,192	1,185
MASTR Asset-Backed Securities Trust
0.305% due 03/25/2036	1,557	997
Merrill Lynch Mortgage Investors Trust
0.235% due 09/25/2037	42	12
0.275% due 02/25/2037	70	33
0.635% due 05/25/2036	1,500	1,352
MESA Trust
0.955% due 12/25/2031	201	184
Morgan Stanley Home Equity Loan Trust
0.505% due 04/25/2037	1,882	1,248
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	2,157	1,262
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.435% due 12/25/2035	3,040	2,744
Option One Mortgage Loan Trust Asset-Backed Certificates
0.345% due 01/25/2036	765	743
Popular ABS Mortgage Pass-Through Trust
0.245% due 06/25/2047 ^	140	136
RAAC Trust
1.355% due 09/25/2047	3,192	3,151
Renaissance Home Equity Loan Trust
0.655% due 12/25/2033	85	83
Residential Asset Mortgage Products Trust
0.455% due 03/25/2036	2,007	1,620
0.715% due 06/25/2032	6	5
Residential Asset Securities Corp. Trust
0.315% due 07/25/2036	921	887
0.655% due 07/25/2032 ^	142	122
0.995% due 09/25/2034	1,647	1,422
Securitized Asset-Backed Receivables LLC Trust
0.285% due 05/25/2037 ^	437	318
SLC Student Loan Trust
0.684% due 06/15/2017	4	4
SLM Private Education Loan Trust
1.254% due 12/15/2021	64	64
SLM Student Loan Trust
0.234% due 07/25/2017	35	35
0.434% due 12/17/2018	3	3
0.734% due 10/25/2017	2,883	2,886
1.734% due 04/25/2023	14,995	15,555
Soundview Home Loan Trust
0.215% due 11/25/2036	50	20
Specialty Underwriting & Residential Finance Trust
0.505% due 09/25/2036	1,583	1,556
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.735% due 01/25/2033	9	8

		56,549

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
Axalta Coating Systems U.S. Holdings, Inc.
3.750% due 02/01/2020		$1,888	$1,852
HCA, Inc.
2.654% due 05/02/2016		1,650	1,645

			3,497

CORPORATE BONDS & NOTES 1.3%
Ally Financial, Inc.
2.500% due 03/15/2017 (e)		6,000	5,993
2.750% due 01/30/2017		600	590
3.125% due 01/15/2016		2,500	2,512
3.500% due 07/18/2016		3,600	3,649
4.625% due 06/26/2015		15,500	15,754
5.500% due 02/15/2017		800	834
8.300% due 02/12/2015		6,200	6,339
Altria Group, Inc.
9.700% due 11/10/2018		1,768	2,280
Aviation Capital Group Corp.
7.125% due 10/15/2020		1,100	1,277
Avnet, Inc.
6.625% due 09/15/2016		1,550	1,708
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	800	1,112
Bank of America Corp.
3.929% due 10/21/2025	MXN	133,000	10,648
Burlington Northern Santa Fe LLC
5.650% due 05/01/2017		$769	853
Cardinal Health, Inc.
6.000% due 06/15/2017		3,200	3,564
CNA Financial Corp.
5.850% due 12/15/2014		3,000	3,035
Computer Sciences Corp.
6.500% due 03/15/2018		4,000	4,300
Countrywide Capital
8.050% due 06/15/2027		500	615
General Electric Capital Corp.
3.800% due 06/18/2019		300	320
HJ Heinz Co.
4.250% due 10/15/2020		7,000	6,974
International Lease Finance Corp.
6.750% due 09/01/2016		7,100	7,686
JPMorgan Chase & Co.
0.754% due 02/15/2017		2,800	2,815
1.350% due 02/15/2017		4,000	3,994
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		7,000	1,452
Morgan Stanley
4.100% due 01/26/2015		700	708
Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	5,656
Verizon Communications, Inc.
1.984% due 09/14/2018		1,100	1,160
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	136

			95,964

MORTGAGE-BACKED SECURITIES 4.3%
Adjustable Rate Mortgage Trust
2.735% due 09/25/2035		$456	414
American Home Mortgage Assets Trust
0.345% due 05/25/2046		500	380
0.385% due 09/25/2046 ^		50	2
Banc of America Funding Trust
0.434% due 06/20/2047		2,000	1,382

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	125

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.621% due 03/20/2036	$418	$387
2.640% due 02/20/2036	4,568	4,569
2.816% due 11/20/2034	981	956
2.826% due 01/20/2047 ^	344	268
2.894% due 10/20/2046 ^	103	79
5.500% due 01/25/2036	573	597
6.000% due 03/25/2037 ^	784	678
Banc of America Mortgage Trust
2.653% due 06/25/2035	850	817
2.686% due 09/25/2035	116	111
5.142% due 04/25/2035	771	717
BCAP LLC Trust
0.895% due 01/26/2047	1,100	973
2.463% due 02/26/2036	498	487
5.050% due 03/26/2037	5,258	5,196
5.250% due 02/26/2036	1,825	1,687
5.250% due 04/26/2037	4,539	4,290
5.250% due 08/26/2037	2,088	2,185
Bear Stearns Adjustable Rate Mortgage Trust
2.483% due 05/25/2034	285	269
2.498% due 10/25/2033	243	246
2.528% due 03/25/2035	412	418
2.549% due 07/25/2034	461	455
2.649% due 05/25/2034	444	431
2.656% due 01/25/2035	959	952
2.664% due 10/25/2035	112	113
2.790% due 02/25/2034	49	49
3.034% due 11/25/2034	12	13
Bear Stearns ALT-A Trust
2.356% due 01/25/2036 ^	89	70
2.501% due 08/25/2036 ^	1,150	584
2.516% due 08/25/2036 ^	350	260
2.613% due 11/25/2035 ^	162	127
2.617% due 09/25/2035	7,619	6,675
2.701% due 08/25/2036 ^	2,376	1,769
4.406% due 11/25/2036 ^	790	615
Chase Mortgage Finance Trust
2.557% due 02/25/2037	1,113	1,148
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.385% due 05/25/2036	2,183	1,974
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	280	286
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035	886	894
2.258% due 07/25/2046 ^	2,275	2,000
2.280% due 09/25/2035	1,020	1,028
2.514% due 05/25/2035	246	247
2.773% due 09/25/2037 ^	1,961	1,669
2.854% due 03/25/2037 ^	1,462	1,053
Commercial Mortgage Trust
0.674% due 03/10/2046 (a)	13,000	557
1.922% due 01/10/2046 (a)	9,776	862
2.477% due 07/10/2046 (a)	31,592	819
2.600% due 07/10/2046 (a)	24,545	1,124
Countrywide Alternative Loan Trust
0.295% due 04/25/2047	1,808	1,532
0.325% due 01/25/2037 ^	694	639
0.334% due 02/20/2047	627	475
0.345% due 09/25/2046 ^	1,416	1,199
0.355% due 05/25/2036	117	98
0.364% due 03/20/2046	148	117
0.364% due 07/20/2046 ^	1,094	763
0.365% due 07/25/2046	106	81
0.385% due 08/25/2046	53	33
0.435% due 02/25/2037	619	501
0.505% due 05/25/2037 ^	843	564
0.555% due 09/25/2035 ^	602	504

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.115% due 12/25/2035	$130	$110
1.515% due 08/25/2035	821	762
1.615% due 11/25/2035	596	475
2.155% due 11/25/2035	577	476
2.665% due 02/25/2037 ^	366	329
5.250% due 06/25/2035 ^	348	322
6.000% due 10/25/2032	3	3
6.000% due 01/25/2037 ^	1,680	1,462
6.250% due 08/25/2037 ^	792	666
6.500% due 08/25/2032	134	143
Countrywide Home Loan Mortgage Pass-Through Trust
0.445% due 04/25/2035	33	31
0.475% due 03/25/2035	1,154	918
0.485% due 02/25/2035	22	21
0.695% due 03/25/2035	1,449	1,387
2.319% due 02/20/2036 ^	1,650	1,465
2.470% due 05/20/2036	932	861
2.493% due 08/25/2034	600	530
2.493% due 11/25/2034	1,491	1,415
2.521% due 11/19/2033	24	24
2.549% due 03/25/2037 ^	548	427
2.624% due 08/25/2034	139	124
2.633% due 02/25/2047 ^	598	506
Credit Suisse First Boston Mortgage Securities Corp.
1.305% due 03/25/2034 ^	298	272
2.248% due 07/25/2033	39	39
2.472% due 08/25/2033	170	170
DBUBS Mortgage Trust
0.320% due 11/10/2046 (a)	16,942	300
1.549% due 11/10/2046 (a)	41,296	1,116
Deutsche ALT-A Securities, Inc.
0.295% due 07/25/2047	1,091	937
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.234% due 06/26/2035	727	735
Downey Savings & Loan Association Mortgage Loan Trust
0.473% due 07/19/2045 ^	145	33
Extended Stay America Trust
1.213% due 12/05/2031 (a)	37,000	556
First Horizon Mortgage Pass-Through Trust
2.603% due 10/25/2035	516	512
2.612% due 08/25/2035	457	434
First Republic Mortgage Loan Trust
0.504% due 11/15/2031	92	87
GMAC Mortgage Corp. Loan Trust
2.879% due 06/25/2034	55	53
Greenpoint Mortgage Funding Trust
0.335% due 01/25/2037	961	726
0.365% due 04/25/2036	822	638
0.425% due 11/25/2045	173	138
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033	59	58
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,100	1,186
GS Mortgage Securities Trust
1.888% due 02/10/2046 (a)	14,630	1,459
2.530% due 11/10/2045 (a)	25,480	3,120
GSR Mortgage Loan Trust
1.864% due 03/25/2033	211	209
2.601% due 05/25/2035	349	327
2.648% due 04/25/2035	80	79
2.660% due 09/25/2035	990	1,001
2.865% due 01/25/2035	1,218	1,211
5.002% due 11/25/2035	1,207	1,200
HarborView Mortgage Loan Trust
0.333% due 07/19/2046	2,150	1,423
0.343% due 09/19/2037	1,581	1,274

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.393% due 03/19/2036	$244	$179
2.482% due 05/19/2033	416	420
2.587% due 07/19/2035	278	261
HomeBanc Mortgage Trust
2.283% due 04/25/2037 ^	1,494	900
5.330% due 04/25/2037 ^	615	503
Impac CMB Trust
0.875% due 10/25/2034	1,556	1,372
0.935% due 10/25/2034	816	761
1.155% due 07/25/2033	61	58
IndyMac Mortgage Loan Trust
0.335% due 07/25/2047	3,984	3,140
0.345% due 09/25/2046	5,029	4,370
0.395% due 06/25/2037	1,324	1,184
0.405% due 02/25/2037	1,100	665
0.455% due 11/25/2035 ^	361	220
0.455% due 06/25/2037 ^	549	274
2.544% due 12/25/2034	193	181
2.721% due 11/25/2035 ^	2,412	2,186
4.998% due 08/25/2036	1,103	1,104
JPMBB Commercial Mortgage Securities Trust
1.449% due 04/15/2047 (a)	59,834	3,682
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	6	6
JPMorgan Chase Commercial Mortgage Securities Trust
1.459% due 12/15/2047 (a)	83,956	6,093
4.070% due 11/15/2043	300	320
JPMorgan Mortgage Trust
1.990% due 11/25/2033	239	240
2.550% due 07/25/2035	406	407
2.621% due 02/25/2036 ^	1,282	1,144
5.035% due 10/25/2035	48	47
5.063% due 09/25/2035	607	605
Luminent Mortgage Trust
0.325% due 12/25/2036	3,289	2,686
MASTR Adjustable Rate Mortgages Trust
0.365% due 04/25/2046	2,898	2,244
0.455% due 05/25/2047 ^	1,418	945
MASTR Alternative Loan Trust
0.555% due 03/25/2036	489	145
6.000% due 03/25/2036	3,538	3,135
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.634% due 06/15/2030	57	56
2.610% due 10/20/2029	28	29
Merrill Lynch Mortgage Investors Trust
0.365% due 02/25/2036	1,117	1,036
0.405% due 11/25/2035	3,037	2,970
0.405% due 08/25/2036	187	181
1.572% due 10/25/2035	2,875	2,844
2.220% due 02/25/2033	193	187
2.458% due 06/25/2035	783	768
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.079% due 08/12/2049	700	768
Morgan Stanley Bank of America Merrill Lynch Trust
1.589% due 05/15/2046 (a)	68,989	5,127
1.861% due 02/15/2046 (a)	61,925	5,738
2.021% due 08/15/2045 (a)	45,661	3,953
Morgan Stanley Capital Trust
0.301% due 07/12/2044	11,406	11,374
Nomura Asset Acceptance Corp.
0.915% due 08/25/2034	77	78
Residential Accredit Loans, Inc. Trust
0.305% due 02/25/2047	2,663	1,570
0.355% due 12/25/2046 ^	1,099	704
0.365% due 04/25/2046	71	36
0.425% due 05/25/2046 ^	856	424
0.460% due 09/25/2046	1,397	625

126	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securitization Trust
0.555% due 01/25/2046 ^	$184	$101
0.605% due 12/25/2036 ^	485	191
6.250% due 10/25/2036 ^	394	356
6.500% due 08/25/2036 ^	811	565
Residential Funding Mortgage Securities, Inc. Trust
2.956% due 09/25/2035 ^	458	388
6.500% due 03/25/2032	71	74
Royal Bank of Scotland Capital Funding Trust
6.241% due 12/16/2049	4,205	4,473
Sequoia Mortgage Trust
2.639% due 04/20/2035	280	280
Structured Adjustable Rate Mortgage Loan Trust
2.463% due 04/25/2034	420	420
2.464% due 09/25/2034	117	117
2.473% due 02/25/2034	301	306
2.530% due 08/25/2035	968	913
2.542% due 09/25/2036 ^	1,267	799
2.600% due 02/25/2036 ^	3,452	2,952
5.027% due 05/25/2036	1,482	1,384
Structured Asset Mortgage Investments Trust
0.345% due 06/25/2036	145	124
0.365% due 05/25/2046	914	701
0.375% due 05/25/2036	5,627	4,241
0.375% due 09/25/2047	6,300	4,973
0.415% due 05/25/2046 ^	249	73
0.443% due 07/19/2034	24	24
0.455% due 08/25/2036 ^	1,747	743
0.465% due 12/25/2035	15	12
1.615% due 08/25/2047	2,404	2,166
Structured Asset Securities Corp. Trust
2.612% due 10/28/2035	382	363
5.500% due 09/25/2035	1,043	1,079
Thornburg Mortgage Securities Trust
1.405% due 06/25/2037	2,778	2,453
1.405% due 06/25/2047	1,373	1,244
1.455% due 03/25/2037	1,560	1,439
1.831% due 06/25/2037	18,014	17,456
2.082% due 10/25/2043	110	109
5.750% due 06/25/2037	8,533	8,667
5.750% due 06/25/2047	3,148	2,832
6.036% due 09/25/2037	354	370
UBS-Barclays Commercial Mortgage Trust
2.009% due 12/10/2045 (a)	62,652	6,596
UBS-Citigroup Commercial Mortgage Trust
2.662% due 01/10/2045 (a)	23,159	2,437
Wachovia Bank Commercial Mortgage Trust
0.294% due 06/15/2020	2,300	2,262
WaMu Mortgage Pass-Through Certificates Trust
0.435% due 11/25/2045	6,563	5,883
0.445% due 07/25/2045	2,502	2,404
0.465% due 01/25/2045	607	584
0.495% due 01/25/2045	4,720	4,500
0.525% due 11/25/2034	1,333	1,289
0.875% due 04/25/2047	4,966	4,519
0.925% due 12/25/2046	255	244
1.095% due 06/25/2046	1,447	1,405
1.115% due 02/25/2046	3,351	3,205
1.926% due 02/27/2034	434	431
2.176% due 10/25/2046	2,104	1,984
2.187% due 02/25/2037 ^	2,857	2,409
2.328% due 10/25/2035	1,140	1,114
2.359% due 12/25/2035	786	756
2.372% due 04/25/2035	1,000	989
2.443% due 06/25/2033	123	125
5.884% due 08/25/2046 ^	3,291	3,033
Washington Mutual Mortgage Loan Trust
1.314% due 05/25/2041	4	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Mutual Mortgage Pass-Through Certificates Trust
0.405% due 07/25/2046 ^	$79	$15
0.875% due 04/25/2047 ^	32	1
0.885% due 04/25/2047 ^	521	87
0.955% due 05/25/2047 ^	327	31
1.055% due 07/25/2046 ^	753	459
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	325	297
Wells Fargo Mortgage-Backed Securities Trust
0.655% due 07/25/2037	426	363
2.606% due 10/25/2035	492	496
2.609% due 10/25/2035	600	569
2.612% due 04/25/2036	141	142
2.615% due 03/25/2035	5,633	5,793
2.615% due 06/25/2035	1,840	1,851
2.619% due 12/25/2033	6	6
2.619% due 06/25/2035	568	576
5.016% due 03/25/2036	78	78
5.594% due 04/25/2036	324	109
Wells Fargo-RBS Commercial Mortgage Trust
0.409% due 03/15/2048 (a)	40,000	1,083
1.639% due 03/15/2045 (a)	73,501	5,582
1.643% due 03/15/2048 (a)	114,664	9,629

		304,811

MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	100	143
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030	1,600	1,985
7.950% due 03/01/2036	900	1,099
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,030	1,036
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	8,000	10,289
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	659

		15,211

	SHARES
PREFERRED SECURITIES 0.1%
Citigroup Capital
7.875% due 10/30/2040	180,000	4,845
Navient LLC CPI Linked Security
4.072% due 03/15/2017	20,000	494

		5,339

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 8.4%
Fannie Mae
0.255% due 01/25/2021	$5	5
0.275% due 03/25/2034	97	96
0.355% due 10/27/2037	800	798
0.455% due 03/25/2036	50	50
0.585% due 11/25/2040	6,287	6,326
0.605% due 11/25/2040	8,219	8,320
0.655% due 10/25/2040 - 12/25/2040	9,506	9,624

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.318% due 06/01/2043	$99	$102
2.006% due 12/01/2034	350	368
2.200% due 01/01/2023	37	38
2.210% due 08/01/2036	224	240
2.250% due 06/01/2035	468	474
2.274% due 08/01/2023	69	73
2.290% due 11/01/2022	11	12
2.335% due 04/01/2032	39	39
2.485% due 11/01/2034	2,243	2,411
2.494% due 01/25/2022 (a)	25,669	2,992
2.500% due 10/01/2044	1,000	947
2.633% due 12/01/2030	13	14
3.000% due 11/01/2044	1,000	983
3.500% due 03/01/2020 - 10/01/2029	404,137	424,929
4.000% due 10/01/2044	27,000	28,458
4.295% due 06/01/2021	2,066	2,280
5.370% due 12/01/2015	2,386	2,464
6.000% due 04/25/2043 - 07/25/2044	1,575	1,763
Freddie Mac
0.634% due 10/15/2040	5,180	5,226
0.754% due 12/15/2037	1,886	1,910
1.021% due 09/25/2022 (a)	24,744	1,398
1.174% due 11/25/2022 (a)	34,397	2,331
1.318% due 10/25/2044 - 02/25/2045	3,416	3,535
1.464% due 08/25/2019 (a)	39,812	2,190
1.561% due 11/25/2019 (a)	36,007	2,191
1.724% due 10/25/2021 (a)	29,837	2,644
1.814% due 06/25/2020 (a)	38,040	2,723
2.235% due 06/01/2022	79	80
2.286% due 09/01/2035	130	139
6.000% due 12/01/2033	1,014	1,127
6.500% due 11/15/2023	62	69
9.050% due 06/15/2019	1	1
Ginnie Mae
1.625% due 11/20/2021 - 11/20/2030	720	742
2.000% due 07/20/2022 - 05/20/2030	117	123
6.000% due 08/20/2034	13,490	15,161
NCUA Guaranteed Notes
0.626% due 11/05/2020	47,060	47,288
0.716% due 12/08/2020	21,040	21,203
Small Business Administration
5.110% due 04/01/2025	86	93

		603,980

U.S. TREASURY OBLIGATIONS 2.8%
U.S. Treasury Bonds
3.125% due 08/15/2044	23,500	23,129
3.375% due 05/15/2044 (g)	7,000	7,229
3.625% due 02/15/2044 (g)	1,000	1,081
3.750% due 11/15/2043 (g)(i)	23,900	26,424
5.250% due 02/15/2029 (g)(i)(k)	8,600	11,079
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (i)	8,703	8,504
0.125% due 01/15/2023 (i)	49,132	47,597
1.375% due 01/15/2020 (i)	3,195	3,402
1.375% due 02/15/2044 (i)	2,045	2,190
1.750% due 01/15/2028 (i)	5,118	5,709
2.375% due 01/15/2025 (i)	5,688	6,672
2.375% due 01/15/2027 (i)	4,962	5,883
2.500% due 01/15/2029 (i)	5,881	7,191
U.S. Treasury Strips
0.000% due 11/15/2023	33,500	26,466

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	127

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 05/15/2026	$28,100	$20,227

		202,783

Total United States (Cost $1,262,322)		1,288,134

SHORT-TERM INSTRUMENTS 5.0%

CERTIFICATES OF DEPOSIT 0.7%
Intesa Sanpaolo SpA
1.614% due 04/11/2016	$28,300	28,558
1.650% due 04/07/2015	9,000	9,033
Itau Unibanco Holding S.A.
1.190% due 06/26/2015	14,000	14,002

		51,593

COMMERCIAL PAPER 0.2%
Greensill Capital SCF S.A.
5.830% due 03/04/2015 (e)	12,800	12,500

REPURCHASE AGREEMENTS (f) 0.1%
		4,891

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GREECE TREASURY BILLS 0.9%
1.878% due 10/17/2014 - 02/06/2015 (b)	EUR	49,300	$62,112

MEXICO TREASURY BILLS 3.0%
3.164% due 10/16/2014 - 02/05/2015 (b)	MXN	2,897,171	214,396

SLOVENIA TREASURY BILLS 0.1%
1.470% due 02/12/2015	EUR	6,200	7,827

U.S. TREASURY BILLS 0.0%
0.040% due 12/11/2014 - 03/26/2015 (b)(g)(i)(k)		$2,693	2,693

Total Short-Term Instruments (Cost $366,019)			356,012

Total Investments in Securities (Cost $8,143,665)			8,055,523

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.1%

SHORT-TERM INSTRUMENTS 5.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio	1,372	$14
PIMCO Short-Term Floating NAV Portfolio III	36,317,740	362,850

Total Short-Term Instruments (Cost $362,867)		362,864

Total Investments in Affiliates (Cost $362,867)		362,864

Total Investments 117.5% (Cost $8,506,532)		$8,418,387

Financial Derivative Instruments (h)(j) 3.3% (Cost or Premiums, net $(29,674))		233,681

Other Assets and Liabilities, net (20.8%)		(1,490,370)

Net Assets 100.0%		$7,161,698

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$6,000	$5,993	0.08%
Greensill Capital SCF S.A.	5.830%	03/04/2015	09/03/2014	12,494	12,500	0.18%

				$18,494	$18,493	0.26%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$4,891	U.S. Treasury Notes 1.500% due 02/28/2019	$(4,989)	$4,891	$4,891

Total Repurchase Agreements						$(4,989)	$4,891	$4,891

(1)	Includes accrued interest.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BCY	0.180%	09/16/2014	10/16/2014	$	(28,651)	$(28,694)
BPS	0.060%	07/15/2014	10/16/2014	EUR	(80,990)	(102,352)
	0.519%	08/14/2014	11/13/2014	GBP	(87,631)	(142,746)
	0.529%	08/14/2014	11/13/2014		(10,330)	(16,536)
	0.660%	09/16/2014	10/13/2014		(139,208)	(225,961)

128	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
GSC	0.140%	09/16/2014	10/07/2014	$	(7,139)	$(7,143)
MYI	0.060%	08/21/2014	10/16/2014	EUR	(198,350)	(250,791)
	0.100%	09/18/2014	10/16/2014		(51,786)	(65,488)
	0.640%	09/18/2014	11/13/2014	GBP	(51,169)	(83,283)

Total Sale-Buyback Transactions						$(922,994)

(2)

As of September 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $503,912 at a weighted average interest rate of 0.270%.

(3)	Payable for sale-buyback transactions includes $1,381 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Fannie Mae	4.000%	10/01/2041	$3,000	$(3,164)	$(3,162)
BOA	Fannie Mae	4.000%	10/01/2044	58,000	(61,100)	(61,131)
	Fannie Mae	4.000%	11/01/2044	11,000	(11,553)	(11,560)
	Fannie Mae	4.500%	10/01/2041	33,000	(35,522)	(35,609)
BPG	Fannie Mae	4.000%	11/01/2044	11,000	(11,565)	(11,559)
FOB	Fannie Mae	3.500%	10/01/2044	5,000	(5,119)	(5,111)
	Fannie Mae	4.000%	11/01/2044	177,000	(185,420)	(186,002)
	Fannie Mae	4.500%	10/01/2044	5,000	(5,382)	(5,395)
	Fannie Mae	4.500%	11/01/2044	311,000	(334,626)	(334,756)
GSC	Fannie Mae	3.500%	10/01/2044	14,000	(14,324)	(14,312)
	Fannie Mae	4.500%	10/01/2044	46,000	(49,594)	(49,637)
JPS	Fannie Mae	4.000%	10/01/2041	1,000	(1,056)	(1,054)
	Fannie Mae	4.500%	10/01/2041	8,000	(8,623)	(8,633)
NOM	Fannie Mae	4.000%	10/01/2041	5,000	(5,274)	(5,270)
SAL	Fannie Mae	4.000%	10/01/2041	2,000	(2,112)	(2,108)

Total Short Sales					$(734,434)	$(735,299)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(g)	Securities with an aggregate market value of $931,251 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
SSB	$4,891	$0	$0	$0	$4,891	$(4,989)	$(98)

Master Securities Forward Transaction Agreement
BCY	0	0	(28,694)	(3,162)	(31,856)	28,383	(3,473)
BOA	0	0	0	(108,300)	(108,300)	0	(108,300)
BPG	0	0	0	(11,559)	(11,559)	0	(11,559)
BPS	0	0	(487,595)	0	(487,595)	484,168	(3,427)
FOB	0	0	0	(531,264)	(531,264)	1,112	(530,152)
GSC	0	0	(7,143)	(63,949)	(71,092)	7,229	(63,863)
JPS	0	0	0	(9,687)	(9,687)	0	(9,687)
MYI	0	0	(399,562)	0	(399,562)	398,644	(918)
NOM	0	0	0	(5,270)	(5,270)	0	(5,270)
SAL	0	0	0	(2,108)	(2,108)	0	(2,108)
ULW	0	0	0	0	0	(2,490)	(2,490)

Total Borrowings and Other Financing Transactions	$4,891	$0	$(922,994)	$(735,299)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	129

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$131.000	10/24/2014	4,586	$38	$83

Total Purchased Options				$38	$83

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$126.500	10/24/2014	519	$(170)	$(50)

Total Written Options				$(170)	$(50)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2014	524	$394	$74	$0
90-Day Eurodollar December Futures	Short	12/2015	6,148	1,212	154	0
90-Day Eurodollar June Futures	Short	06/2015	1,746	(154)	0	0
90-Day Eurodollar March Futures	Long	03/2016	417	(63)	0	(21)
90-Day Eurodollar September Futures	Long	09/2015	656	(1)	0	0
Australia Government 3-Year Bond December Futures	Long	12/2014	697	274	74	0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	699	(489)	0	0
Canada Government 10-Year Bond December Futures	Short	12/2014	1,981	1,553	654	(690)
Euro-Bobl December Futures	Long	12/2014	196	88	27	0
Euro-BTP Italy Government Bond December Futures	Long	12/2014	3,776	5,179	2,671	(1,192)
Euro-Bund 10-Year Bond December Futures	Short	12/2014	2,219	(2,892)	0	(729)
Euro-OAT France Government 10-Year Bond December Futures	Long	12/2014	115	219	35	0
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	699	565	0	0
U.S. Treasury 5-Year Note December Futures	Short	12/2014	987	269	46	0
U.S. Treasury 10-Year Note December Futures	Short	12/2014	288	(217)	36	0
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	1,741	(2,254)	0	(707)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2015	3,191	(55)	65	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	2,760	292	0	0
United Kingdom Long Gilt December Futures	Long	12/2014	1,695	1	879	0

Total Futures Contracts				$3,921	$4,715	$(3,339)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.000%	12/17/2016		$5,300	$1	$8	$1	$0
Receive	3-Month USD-LIBOR	0.750%	12/17/2016		239,700	1,247	415	36	0
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		1,020,000	1	265	182	0
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		942,700	4,723	1,850	205	0
Receive	3-Month USD-LIBOR	1.700%	03/20/2018		81,500	(601)	365	21	0
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		160,900	(3,468)	(2,782)	102	0
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		95,950	3,593	1,597	101	0
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		255,600	(3,518)	10,770	0	(206)
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		95,100	(3,932)	(3,198)	129	0
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		36,700	1,661	1,858	0	(38)
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		213,700	(5,222)	(2,360)	314	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		1,000	(69)	(144)	5	0
Receive	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	AUD	15,400	(546)	(695)	0	(7)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	28,700	(22)	(270)	0	(125)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	637,200	(2,372)	(3,767)	0	(127)
Receive	6-Month GBP-LIBOR	1.500%	12/17/2016		275,400	(863)	629	0	(70)
Receive	6-Month GBP-LIBOR	1.500%	03/18/2017		29,800	77	14	0	(10)

130	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	6-Month GBP-LIBOR	2.250%	12/17/2019	GBP	100,900	$(1,213)	$(964)	$0	$(307)
Receive	6-Month GBP-LIBOR	3.000%	09/16/2045		9,400	(101)	267	0	(115)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	43,670,000	13,358	15,556	0	(1,122)
Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	93,900	(16)	(5)	2	0
Pay	28-Day MXN-TIIE	4.310%	09/06/2016		2,380,700	(427)	(30)	50	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		1,035,900	(1,258)	(1,645)	210	0

						$1,033	$17,734	$1,358	$(2,127)

Total Swap Agreements						$1,033	$17,734	$1,358	$(2,127)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(i)	Securities with an aggregate market value of $83,772 and cash of $768 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)		Total	Market Value	Variation Margin Liability (1)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$83	$4,866	$1,358	$6,307	$(50)	$(3,339)	$(2,189)	$(5,578)

(1)	Unsettled variation margin asset of $151 for closed futures and unsettled variation margin liability of $(62) for closed swap agreements is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		BRL	646	$		264	$0	$0
	10/2014		CAD	58,567			53,159	883	0
	10/2014		EUR	31,962			41,381	1,011	0
	10/2014		GBP	6,998			11,603	258	0
	10/2014		NZD	21,122			17,331	842	0
	10/2014		RUB	660,051			17,729	1,083	0
	10/2014	$		365,506		AUD	411,649	0	(5,087)
	10/2014			285		BRL	646	0	(20)
	10/2014			1,084,903		EUR	851,572	0	(9,324)
	10/2014			507,795		JPY	55,458,514	0	(2,133)
	10/2014			9,601		RUB	366,038	0	(370)
	10/2014			4,551		TRY	9,933	0	(204)
	11/2014		AUD	411,649	$		364,639	5,061	0
	11/2014		EUR	851,572			1,085,133	9,325	0
	11/2014		JPY	55,331,014			506,694	2,083	0
	11/2014	$		2,927		GBP	1,800	0	(10)
	12/2014		MXN	194,565	$		14,862	451	0
	01/2015		BRL	33			14	1	0
	09/2015	$		1,350		CNY	8,289	0	(26)
	07/2017		BRL	164,400	$		56,649	4,093	0

BPS	10/2014			235,774			97,869	1,637	(91)
	10/2014		CAD	109,909			100,231	2,129	0
	10/2014		EUR	259,811			335,125	6,970	0
	10/2014		GBP	23,432			38,867	880	0
	10/2014		JPY	19,439,200			180,908	3,665	0
	10/2014		MXN	872,672			66,343	1,456	0
	10/2014	$		102,197		BRL	235,774	0	(5,874)
	10/2014			432,416		EUR	334,262	0	(10,226)
	10/2014			1,252		GBP	765	0	(12)
	10/2014			157,884		NZD	199,736	0	(1,960)
	10/2014			27,494		RUB	1,040,603	0	(1,251)
	11/2014		BRL	47,875	$		19,595	209	0
	11/2014		CHF	9,106			10,075	534	0
	11/2014		EUR	483			613	3	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	131

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2014		JPY	5,285,800	$		48,512	$307	$0
	11/2014		NZD	199,736			157,373	1,959	0
	11/2014	$		19,632		CAD	21,988	0	(15)
	11/2014			673		CHF	611	0	(33)
	11/2014			116,178		EUR	92,219	324	0
	11/2014			2,409		JPY	261,800	0	(22)
	12/2014		MXN	3,660,095	$		275,518	4,420	0
	12/2014	$		43,300		MXN	579,546	0	(374)
	07/2017		BRL	90,500	$		31,078	2,147	0

BRC	10/2014		CAD	43,560			40,075	1,182	0
	10/2014		EUR	329,361			429,496	13,497	0
	10/2014		INR	1,665,297			27,291	416	0
	10/2014	$		12,165		GBP	7,332	0	(278)
	10/2014			4,685		INR	284,730	0	(90)
	10/2014			58,489		MYR	185,653	0	(1,968)
	10/2014			166		RUB	6,044	0	(14)
	11/2014		CHF	39,448	$		42,528	1,194	0
	11/2014		EUR	2,000			2,595	68	0
	11/2014		SEK	358,443			51,828	2,162	0
	11/2014	$		11,951		CHF	10,864	0	(567)
	11/2014			178,126		JPY	19,540,400	80	0
	12/2014		MXN	22,535	$		1,671	2	0
	12/2014	$		3,104		MXN	40,899	0	(74)
	01/2015		DKK	128,250	$		21,858	84	0
	04/2015		BRL	53,305			22,025	1,273	0
	09/2015	$		4,119		CNY	25,039	0	(120)

CBK	10/2014		BRL	118,241	$		51,314	3,008	0
	10/2014		CHF	7,800			8,330	160	0
	10/2014		EUR	137,194			177,685	4,402	0
	10/2014		GBP	291,192			482,901	10,834	0
	10/2014		INR	7,321,985			119,484	1,321	0
	10/2014	$		48,572		BRL	118,241	53	(319)
	10/2014			99,648		EUR	77,138	0	(2,219)
	10/2014			78,726		INR	4,784,696	0	(1,510)
	10/2014			815,972		JPY	89,299,483	0	(1,753)
	10/2014		ZAR	17,156	$		1,570	53	0
	11/2014		JPY	89,299,483			816,146	1,746	0
	11/2014	$		71,506		CHF	66,907	0	(1,399)
	12/2014		MXN	545,465	$		41,215	814	0
	12/2014	$		1,053		MXN	13,777	0	(32)
	01/2015		BRL	358,524	$		151,053	8,255	0
	01/2015	$		117,566		INR	7,321,985	0	(1,537)
	09/2015			16,146		CNY	97,612	0	(555)

DUB	10/2014		AUD	15,366	$		13,776	323	0
	10/2014		BRL	96,028			39,179	0	(52)
	10/2014		DKK	128,333			23,440	1,665	0
	10/2014		JPY	56,680,800			528,083	11,276	0
	10/2014		TWD	44,928			1,499	22	0
	10/2014	$		41,748		BRL	96,028	0	(2,517)
	10/2014			73,178		JPY	7,823,000	0	(1,849)
	10/2014			11,604		MYR	36,669	0	(440)
	11/2014		ILS	95,154	$		26,281	440	0
	12/2014		MXN	70,466			5,345	126	0

FBF	10/2014		BRL	129,282			54,144	1,366	(38)
	10/2014		EUR	61,925			81,631	3,417	0
	10/2014		JPY	121,520,472			1,169,613	61,608	0
	10/2014	$		56,167		BRL	129,282	0	(3,350)
	10/2014			78,076		INR	4,743,092	0	(1,531)
	10/2014			28,851		MYR	91,948	0	(858)
	10/2014			1,138		ZAR	12,179	0	(61)
	11/2014		MXN	688,276	$		52,265	1,191	0
	11/2014	$		21,176		BRL	51,762	0	(216)
	11/2014			46,545		CHF	44,535	116	0
	11/2014			2,005		EUR	1,575	0	(15)
	12/2014		MXN	492,589	$		37,445	943	0
	12/2014	$		10,086		ILS	36,070	0	(287)
	12/2014			2,300		MXN	30,271	0	(58)
	01/2015		BRL	132,559	$		56,194	3,396	0

132	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
GLM	10/2014		AUD	14,482	$		13,508	$829	$0
	10/2014		BRL	92,487			39,928	2,143	0
	10/2014		CAD	94,422			85,268	990	0
	10/2014		EUR	564,230			744,645	31,994	0
	10/2014		JPY	14,894,725			143,083	7,275	0
	10/2014		MXN	624,114			47,461	1,047	0
	10/2014		NZD	15,311			12,499	547	0
	10/2014	$		38,721		BRL	92,487	33	(969)
	10/2014			84,073		GBP	51,450	0	(664)
	10/2014			26,443		ZAR	284,876	0	(1,248)
	10/2014		ZAR	60,476	$		5,671	322	0
	11/2014		AUD	25,116			22,052	113	0
	11/2014		GBP	28,516			46,488	272	0
	11/2014		ILS	329,942			91,006	1,404	0
	11/2014		MXN	77,992			5,926	136	0
	11/2014	$		3,932		BRL	9,620	0	(37)
	11/2014			13,863		CHF	12,551	0	(712)
	11/2014			27,520		ILS	101,030	0	(83)
	12/2014		MXN	602,345	$		45,661	1,041	0
	12/2014	$		46,718		MXN	625,069	0	(420)
	02/2015		MXN	762,251	$		57,041	765	0

HUS	10/2014		AUD	8,858			8,259	504	0
	10/2014		BRL	115,145			49,717	2,676	0
	10/2014		CAD	2,718			2,454	28	0
	10/2014		GBP	17,312			28,515	450	0
	10/2014		INR	1,429,937			23,251	175	0
	10/2014		NZD	163,303			135,633	8,151	0
	10/2014		RUB	30,525			820	50	0
	10/2014	$		13,047		AUD	14,006	0	(784)
	10/2014			46,979		BRL	115,145	62	0
	10/2014			1,126		CAD	1,249	0	(11)
	10/2014			101,938		EUR	78,314	0	(3,024)
	10/2014			171,108		JPY	18,064,600	0	(6,397)
	10/2014			37,253		MYR	119,477	0	(879)
	10/2014			7,705		TRY	16,795	0	(354)
	10/2014			22,198		ZAR	238,670	0	(1,089)
	10/2014		ZAR	231,950	$		21,320	806	0
	12/2014		MXN	128,630			9,702	175	0
	12/2014	$		12,020		ILS	42,980	0	(343)
	12/2014			3,009		MXN	40,180	0	(33)
	01/2015		BRL	148,073	$		61,253	2,276	0

JPM	10/2014		AUD	497,516			453,528	17,928	0
	10/2014		BRL	116,672			47,750	145	(60)
	10/2014		CAD	58,324			53,106	1,048	0
	10/2014		EUR	202,522			262,294	6,498	0
	10/2014		GBP	13,510			22,067	209	(44)
	10/2014		INR	1,765,249			28,971	484	0
	10/2014		RUB	1,982,399			53,232	3,239	0
	10/2014		TRY	64,904			29,887	1,480	0
	10/2014	$		117,888		AUD	128,822	0	(5,098)
	10/2014			51,551		BRL	116,672	0	(3,886)
	10/2014			476,279		GBP	292,897	335	(1,783)
	10/2014			392,536		JPY	41,889,600	0	(10,593)
	10/2014			65,578		MYR	207,300	0	(2,466)
	10/2014			19,179		TRY	41,719	0	(919)
	10/2014			7,029		ZAR	75,737	0	(331)
	10/2014		ZAR	345,893	$		32,137	1,545	0
	11/2014		CHF	204,343			219,070	4,956	0
	11/2014		GBP	126,318			206,119	1,396	0
	11/2014	$		89,486		CHF	83,548	0	(1,943)
	11/2014			2,081		SGD	2,590	0	(51)
	12/2014		ILS	127,845	$		35,895	1,163	0
	12/2014		MXN	62,343			4,721	103	0
	12/2014	$		14,211		ILS	50,861	0	(393)
	01/2015		BRL	429,343	$		180,694	9,689	0
	01/2015		INR	173,896			2,798	42	0
	09/2015	$		3,907		CNY	23,610	0	(136)

MSB	10/2014		BRL	109,464	$		47,480	2,759	0
	10/2014		EUR	1,344,909			1,775,072	76,385	0
	10/2014		HKD	16,927			2,184	4	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	133

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2014	$		44,661		BRL	109,464	$59	$0
	10/2014			1,999,318		EUR	1,573,294	0	(12,169)
	10/2014			35,350		RUB	1,329,337	0	(1,826)
	11/2014		EUR	1,573,294	$		1,999,727	12,153	0
	12/2014		ILS	338,042			94,978	3,140	0
	12/2014		MXN	203,845			15,355	256	0
	01/2015		BRL	128,416			54,327	3,180	0
	09/2015	$		1,300		CNY	7,998	0	(23)

RBC	10/2014		AUD	34,881	$		31,638	1,098	0
	10/2014		BRL	37,333			15,232	0	(20)
	10/2014	$		15,188		AUD	16,626	0	(631)
	10/2014			16,239		BRL	37,333	0	(987)
	10/2014			25,643		EUR	19,824	0	(604)
	12/2014		MXN	404,534	$		30,789	812	0
	02/2015			383,339			29,011	710	0

UAG	10/2014		BRL	153,735			66,714	3,907	0
	10/2014		CNY	164,195			26,492	0	(223)
	10/2014		EUR	2,490			3,216	71	0
	10/2014		MYR	641,047			197,051	1,888	0
	10/2014	$		64,472		BRL	153,735	55	(1,720)
	10/2014			38,752		INR	2,369,950	0	(506)
	11/2014		CHF	70,770	$		78,335	4,181	0
	11/2014	$		19,181		BRL	45,477	0	(766)
	12/2014		MXN	258,096	$		19,340	223	0
	01/2015		BRL	52,486			22,600	1,695	0
	01/2015	$		125,138		MYR	409,764	0	(1,218)
	02/2015			70,563			231,284	0	(776)
	06/2015		CNY	2,079	$		335	1	0

Total Forward Foreign Currency Contracts								$415,325	$(126,958)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC EUR versus USD	$	1.449	12/09/2014	EUR	226,400	$29	$1

DUB	Call - OTC EUR versus USD		1.450	12/10/2014		500,000	65	3

MSB	Put - OTC USD versus CHF	CHF	0.817	12/17/2014	$	13,000	1	0
	Put - OTC USD versus JPY	JPY	91.000	12/17/2014		150,000	15	5

							$110	$9

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	37,000	$2,984	$1,728

CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		19,100	1,581	892

								$4,565	$2,620

Total Purchased Options								$4,675	$2,629

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	12/17/2014	EUR	84,900	$(235)	$(124)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014		86,400	(163)	(77)

JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014	$	31,700	(44)	(35)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	19,000	(34)	(17)

							$(476)	$(253)

134	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD	$	0.945	11/26/2014	AUD	20,200	$(95)	$(3)
	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$	22,700	(633)	(1,074)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016		64,600	(1,167)	(867)
	Put - OTC USD versus JPY		80.000	02/18/2019		46,500	(2,568)	(1,333)
	Put - OTC USD versus JPY		80.000	02/28/2019		26,500	(1,304)	(770)
	Call - OTC USD versus MXN	MXN	13.450	10/15/2014		21,000	(101)	(159)

BPS	Call - OTC USD versus BRL	BRL	2.540	12/15/2014		52,100	(536)	(1,274)
	Call - OTC USD versus BRL		2.700	05/29/2015		34,700	(868)	(1,306)

BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		23,700	(565)	(139)
	Put - OTC USD versus JPY		94.750	04/21/2016		31,000	(930)	(337)
	Put - OTC USD versus JPY		97.000	09/08/2016		61,700	(1,377)	(1,197)

CBK	Call - OTC USD versus BRL	BRL	2.600	03/11/2015		22,500	(403)	(800)
	Call - OTC USD versus BRL		2.740	06/08/2015		32,500	(731)	(1,138)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016		15,900	(382)	(144)
	Put - OTC USD versus JPY		95.000	09/08/2016		101,500	(2,235)	(1,636)
	Put - OTC USD versus JPY		96.000	09/08/2016		29,000	(687)	(513)

DUB	Put - OTC USD versus JPY		92.000	05/19/2016		34,500	(807)	(309)

GLM	Call - OTC USD versus BRL	BRL	2.388	10/14/2014		14,400	(83)	(476)

	Call - OTC USD versus BRL		2.650	05/29/2015		12,600	(372)	(551)
	Call - OTC USD versus BRL		2.710	06/02/2015		17,900	(542)	(666)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		28,800	(650)	(169)

JPM	Call - OTC USD versus BRL	BRL	2.388	10/14/2014		14,400	(78)	(476)
	Call - OTC USD versus BRL		2.404	10/14/2014		9,100	(53)	(257)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		62,045	(1,572)	(365)

MSB	Call - OTC USD versus BRL	BRL	2.385	10/20/2014		51,400	(257)	(1,897)
	Call - OTC USD versus BRL		2.650	06/08/2015		10,900	(325)	(495)
	Call - OTC USD versus MXN	MXN	13.450	10/09/2014		43,700	(204)	(259)

UAG	Call - OTC AUD versus USD	$	0.945	11/26/2014	AUD	36,800	(145)	(5)
	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	$	35,200	(962)	(1,698)

							$(20,632)	$(20,313)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$(82)	$(1)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$ 156,000	$(2,964)	$(2,475)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	80,200	(1,512)	(1,273)

							$(4,476)	$(3,748)

Total Written Options							$(25,666)	$(24,315)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	1,623	$706,445	AUD	0	EUR	66,900	$(13,242)
Sales	7,660	1,924,500		57,000		341,400	(25,574)
Closing Buys	0	(128,000)		0		0	2,169
Expirations	(6,969)	(1,153,300)		0		(218,000)	9,090
Exercised	(1,795)	(154,500)		0		0	1,721

Balance at End of Period	519	$1,195,145	AUD	57,000	EUR	190,300	$(25,836)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	135

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Agrium, Inc.	(1.250%	)	03/20/2019	0.666%	$ 4,000	$0	$(102)	$0	$(102)
	Computer Sciences Corp.	(1.060%	)	03/20/2018	0.880%	4,000	0	(26)	0	(26)

BRC	CNA Financial Corp.	(1.390%	)	12/20/2014	0.094%	3,000	0	(10)	0	(10)
	Hanson Building Materials, Inc.	(5.000%	)	09/20/2016	0.193%	1,000	485	(582)	0	(97)
	Hanson Ltd.	(1.000%	)	09/20/2016	0.193%	1,000	243	(259)	0	(16)

CBK	Russia Government International Bond	(1.000%	)	09/20/2019	2.459%	20,600	1,273	78	1,351	0

DUB	Cardinal Health, Inc.	(0.610%	)	06/20/2017	0.161%	1,600	11	(31)	0	(20)
	Cardinal Health, Inc.	(0.590%	)	06/20/2017	0.161%	1,600	0	(19)	0	(19)
	Spectra Energy Capital LLC	(0.860%	)	06/20/2018	0.521%	5,000	0	(63)	0	(63)

HUS	Russia Government International Bond	(1.000%	)	09/20/2019	2.459%	10,000	626	29	655	0

UAG	Avnet, Inc.	(1.530%	)	09/20/2016	0.308%	1,550	0	(38)	0	(38)

							$2,638	$(1,023)	$2,006	$(391)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.548%	$	300	$(11)	$4	$0	$(7)
	Brazil Government International Bond	1.000%	09/20/2019	1.690%		100	(3)	0	0	(3)
	Italy Government International Bond	1.000%	06/20/2019	0.968%		1,200	(26)	28	2	0
	Japan Government International Bond	1.000%	06/20/2018	0.273%		34,400	593	333	926	0

BPS	Italy Government International Bond	1.000%	09/20/2019	1.001%		4,900	8	(7)	1	0

BRC	China Government International Bond	1.000%	03/20/2019	0.727%		3,500	(5)	47	42	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		3,900	8	(7)	1	0

CBK	Brazil Government International Bond	1.000%	03/20/2019	1.548%		5,100	(212)	95	0	(117)
	Italy Government International Bond	1.000%	03/20/2019	0.931%		6,000	(115)	134	19	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		9,200	22	(21)	1	0
	Mexico Government International Bond	1.000%	09/20/2019	0.836%		7,900	69	(5)	64	0

DUB	Brazil Government International Bond	1.000%	03/20/2019	1.548%		20,900	(831)	351	0	(480)
	China Government International Bond	1.000%	03/20/2019	0.727%		900	0	10	10	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%		75,800	(1,562)	1,805	243	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		12,000	(122)	142	20	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		8,000	16	(14)	2	0
	Japan Government International Bond	1.000%	06/20/2018	0.273%		14,000	248	129	377	0

GST	Brazil Government International Bond	1.000%	03/20/2019	1.548%		13,100	(589)	288	0	(301)
	Greece Government International Bond	1.000%	09/20/2015	3.951%	EUR	7,800	(336)	61	0	(275)
	Greece Government International Bond	1.000%	12/20/2015	3.783%		2,700	(131)	18	0	(113)
	Greece Government International Bond	1.000%	09/20/2015	3.973%	$	27,000	(852)	93	0	(759)
	Japan Government International Bond	1.000%	06/20/2018	0.273%		55,500	1,030	464	1,494	0

HUS	Brazil Government International Bond	1.000%	09/20/2019	1.690%		4,600	(132)	(15)	0	(147)
	Italy Government International Bond	1.000%	03/20/2019	0.931%		24,600	(473)	552	79	0
	Mexico Government International Bond	1.000%	09/20/2019	0.836%		3,900	33	(2)	31	0

JPM	Brazil Government International Bond	1.000%	03/20/2019	1.548%		5,100	(243)	126	0	(117)
	China Government International Bond	1.000%	03/20/2019	0.727%		5,800	20	50	70	0

MYC	Barclays Bank PLC	1.000%	06/20/2015	0.200%	EUR	6,800	71	(18)	53	0
	Brazil Government International Bond	1.000%	03/20/2019	1.548%	$	32,300	(1,492)	749	0	(743)
	Brazil Government International Bond	1.000%	09/20/2019	1.690%		17,400	(505)	(51)	0	(556)
	China Government International Bond	1.000%	03/20/2019	0.727%		8,300	11	89	100	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%		6,400	(123)	143	20	0
	Japan Government International Bond	1.000%	06/20/2018	0.273%		12,500	245	92	337	0

							$(5,389)	$5,663	$3,892	$(3,618)

136	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$6,902	$ (24)	$(2)	$0	$(26)

GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	7,084	(26)	0	0	(26)

					$ (50)	$(2)	$0	$(52)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	74,600	$98,286	$4	$(3,902)	$0	$(3,898)

BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019		216,100	284,966	(1,241)	(10,306)	0	(11,547)

CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019		30,700	40,447	(317)	(1,287)	0	(1,604)

DUB	Floating rate equal to 3-Month CHF-LIBOR less 0.219% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	34,100	36,510	(140)	(684)	0	(824)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	159,100	209,614	(3,389)	(4,925)	0	(8,314)

FBF	Floating rate equal to 3-Month CHF-LIBOR less 0.223% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	18,000	19,214	50	(430)	0	(380)

GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	157,300	207,274	(1,165)	(7,086)	0	(8,251)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	137

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.483% based on the notional amount of currency delivered	02/10/2016		$11,220	JPY	920,000	$(3)	$2,866	$2,863	$0

UAG	Floating rate equal to 3-Month CHF-LIBOR less 0.210% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	34,300		$36,653	10	(762)	0	(752)
	Floating rate equal to 3-Month CHF-LIBOR less 0.225% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		51,480		55,012	58	(1,204)	0	(1,146)
	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		33,300		35,516	0	(677)	0	(677)

								$(6,133)	$(28,397)	$2,863	$(37,393)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	1-Year BRL-CDI	11.000%	01/04/2021	BRL	264,200	$21	$3,488	$3,509	$0
	Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	91,100	5	(21)	0	(16)
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		11,700	(3)	(18)	0	(21)

BPS	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	159,300	(10)	(645)	0	(655)

BRC	Pay	28-Day MXN-TIIE	7.140%	04/26/2034	MXN	91,300	(1)	58	57	0

DUB	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	168,400	(227)	(465)	0	(692)
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029	MXN	94,000	434	(50)	384	0
	Pay	28-Day MXN-TIIE	6.980%	05/19/2034		98,000	(2)	(64)	0	(66)

FBF	Pay	28-Day MXN-TIIE	4.620%	09/23/2016		900,000	0	(1)	0	(1)

GLM	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	394,900	(580)	(1,043)	0	(1,623)

HUS	Pay	28-Day MXN-TIIE	7.380%	02/09/2029	MXN	117,000	570	(94)	476	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		29,900	(9)	(43)	0	(52)

UAG	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	305,800	(153)	(1,104)	0	(1,257)
	Receive	1-Year BRL-CDI	11.000%	01/04/2021		67,100	37	854	891	0
	Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	8,676,200	509	(2,028)	0	(1,519)
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021		388,200	(208)	(243)	0	(451)

							$383	$(1,419)	$5,317	$(6,353)

Total Swap Agreements							$(8,551)	$(25,178)	$14,078	$(47,807)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(k)	Securities with an aggregate market value of $805 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
BOA	$25,091	$1,728	$4,437	$31,256	$(17,174)	$(6,681)	$(4,073)	$(27,928)	$3,328	$(7,310)	$(3,982)
BPS	26,640	0	1	26,641	(19,858)	(2,580)	(12,202)	(34,640)	(7,999)	(4,150)	(12,149)
BRC	19,958	0	100	20,058	(3,111)	(1,673)	(123)	(4,907)	15,151	(12,710)	2,441

138	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
CBK	$30,646	$893	$1,435	$32,974	$(9,324)	$(5,505)	$(1,721)	$(16,550)	$16,424	$(17,880)	$(1,456)
DUB	13,852	3	1,036	14,891	(4,858)	(309)	(10,478)	(15,645)	(754)	(7,310)	(8,064)
FBF	72,037	0	0	72,037	(6,414)	0	(407)	(6,821)	65,216	(62,425)	2,791
GLM	48,911	0	0	48,911	(4,133)	(1,862)	(9,874)	(15,869)	33,042	(38,130)	(5,088)
GST	0	0	1,494	1,494	0	(201)	(1,474)	(1,675)	(181)	0	(181)
HUS	15,353	0	1,241	16,594	(12,914)	0	(199)	(13,113)	3,481	(5,700)	(2,219)
JPM	50,260	0	2,933	53,193	(27,703)	(1,150)	(117)	(28,970)	24,223	(24,912)	(689)
MSB	97,936	5	0	97,941	(14,018)	(2,651)	0	(16,669)	81,272	(73,110)	8,162
MYC	0	0	510	510	0	0	(1,299)	(1,299)	(789)	170	(619)
RBC	2,620	0	0	2,620	(2,242)	0	0	(2,242)	378	(710)	(332)
UAG	12,021	0	891	12,912	(5,209)	(1,703)	(5,840)	(12,752)	160	(1,850)	(1,690)

Total Over the Counter	$415,325	$2,629	$14,078	$432,032	$(126,958)	$(24,315)	$(47,807)	$(199,080)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$83	$83
Futures	0	0	0	0	4,866	4,866
Swap Agreements	0	0	0	0	1,358	1,358

	$0	$0	$0	$0	$6,307	$6,307

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$415,325	$0	$415,325
Purchased Options	0	0	0	9	2,620	2,629
Swap Agreements	0	5,898	0	2,863	5,317	14,078

	$0	$5,898	$0	$418,197	$7,937	$432,032

	$0	$5,898	$0	$418,197	$14,244	$438,339

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$50	$50
Futures	0	0	0	0	3,339	3,339
Swap Agreements	0	0	0	0	2,189	2,189

	$0	$0	$0	$0	$5,578	$5,578

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$126,958	$0	$126,958
Written Options	0	253	0	20,313	3,749	24,315
Swap Agreements	0	4,061	0	37,393	6,353	47,807

	$0	$4,314	$0	$184,664	$10,102	$199,080

	$0	$4,314	$0	$184,664	$15,680	$204,658

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	139

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,686	$1,686
Futures	0	0	0	0	27,548	27,548
Swap Agreements	0	536	0	0	(45,030)	(44,494)

	$0	$536	$0	$0	$(15,796)	$(15,260)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$92,757	$0	$92,757
Written Options	0	346	0	7,477	259	8,082
Swap Agreements	0	4,455	0	(739)	15,007	18,723

	$0	$4,801	$0	$99,495	$15,266	$119,562

	$0	$5,337	$0	$99,495	$(530)	$104,302

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$44	$44
Written Options	0	0	0	0	110	110
Futures	0	0	0	0	(4,565)	(4,565)
Swap Agreements	0	0	0	0	12,572	12,572

	$0	$0	$0	$0	$8,161	$8,161

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$324,722	$0	$324,722
Purchased Options	0	0	0	(101)	(3,005)	(3,106)
Written Options	0	89	0	(1,343)	2,714	1,460
Swap Agreements	0	1,088	0	(30,759)	(6,890)	(36,561)

	$0	$1,177	$0	$292,519	$(7,181)	$286,515

	$0	$1,177	$0	$292,519	$980	$294,676

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$83,717	$0	$83,717
Mortgage-Backed Securities	0	13,730	0	13,730
Sovereign Issues	0	60,578	0	60,578
Belgium
Sovereign Issues	0	5,055	0	5,055
Brazil
Corporate Bonds & Notes	0	47,554	0	47,554
Sovereign Issues	0	629,813	0	629,813
Canada
Corporate Bonds & Notes	0	9,824	0	9,824
Sovereign Issues	0	158,345	0	158,345
Cayman Islands
Asset-Backed Securities	0	78,552	0	78,552
China
Corporate Bonds & Notes	0	28,041	0	28,041
Sovereign Issues	0	2,559	0	2,559
Denmark
Corporate Bonds & Notes	0	22,243	0	22,243
France
Asset-Backed Securities	0	69	0	69
Corporate Bonds & Notes	0	60,033	0	60,033
Sovereign Issues	0	862,718	0	862,718
Germany
Corporate Bonds & Notes	0	82,232	0	82,232
Sovereign Issues	0	70,760	0	70,760
Greece
Corporate Bonds & Notes	0	7,790	0	7,790

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Guernsey, Channel Islands
Corporate Bonds & Notes	$0	$26,524	$0	$26,524
International
Corporate Bonds & Notes	0	12,740	0	12,740
Ireland
Asset-Backed Securities	0	3,749	0	3,749
Corporate Bonds & Notes	0	20,887	0	20,887
Mortgage-Backed Securities	0	2,483	0	2,483
Italy
Asset-Backed Securities	0	17,567	0	17,567
Corporate Bonds & Notes	0	69,414	0	69,414
Mortgage-Backed Securities	0	38,168	0	38,168
Sovereign Issues	0	543,525	0	543,525
Japan
Sovereign Issues	0	878,210	0	878,210
Luxembourg
Asset-Backed Securities	0	4,568	0	4,568
Mexico
Sovereign Issues	0	399,870	0	399,870
Netherlands
Asset-Backed Securities	0	6,332	0	6,332
Corporate Bonds & Notes	0	30,151	0	30,151
Mortgage-Backed Securities	0	1,373	0	1,373
New Zealand
Sovereign Issues	0	126,020	0	126,020
Norway
Corporate Bonds & Notes	0	44,842	0	44,842
Portugal
Corporate Bonds & Notes	0	37,225	0	37,225

140	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Slovenia
Sovereign Issues	$0	$181,495	$0	$181,495
Spain
Corporate Bonds & Notes	0	10,630	0	10,630
Sovereign Issues	0	818,727	0	818,727
Supranational
Corporate Bonds & Notes	0	76,205	0	76,205
Sweden
Corporate Bonds & Notes	0	34,480	0	34,480
Sovereign Issues	0	15,307	0	15,307
United Kingdom
Bank Loan Obligations	0	11,894	0	11,894
Corporate Bonds & Notes	0	73,568	0	73,568
Mortgage-Backed Securities	0	232,339	0	232,339
Sovereign Issues	0	469,471	0	469,471
United States
Asset-Backed Securities	0	56,549	0	56,549
Bank Loan Obligations	0	3,497	0	3,497
Corporate Bonds & Notes	0	79,323	16,641	95,964
Mortgage-Backed Securities	0	304,811	0	304,811
Municipal Bonds & Notes	0	15,211	0	15,211
Preferred Securities	5,339	0	0	5,339
U.S. Government Agencies	0	603,980	0	603,980
U.S. Treasury Obligations	0	202,783	0	202,783
Short-Term Instruments
Certificates of Deposit	0	51,593	0	51,593
Commercial Paper	0	12,500	0	12,500
Repurchase Agreements	0	4,891	0	4,891
Greece Treasury Bills	0	62,112	0	62,112
Mexico Treasury Bills	0	214,396	0	214,396

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Slovenia Treasury Bills	$0	$7,827	$0	$7,827
U.S. Treasury Bills	0	2,693	0	2,693
	$5,339	$8,033,543	$16,641	$8,055,523

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$362,864	$0	$0	$362,864

Total Investments	$368,203	$8,033,543	$16,641	$8,418,387

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(735,299)	$0	$(735,299)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,715	1,441	0	6,156
Over the counter	0	432,032	0	432,032
	$4,715	$433,473	$0	$438,188

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,339)	(2,177)	0	(5,516)
Over the counter	0	(199,080)	0	(199,080)
	$(3,339)	$(201,257)	$0	$(204,596)

Totals	$369,579	$7,530,460	$16,641	$7,916,680

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	141

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.1%

AUSTRALIA 2.3%

SOVEREIGN ISSUES 2.3%
Australia Government Bond
2.750% due 10/21/2019	AUD	20,600	$17,828
2.750% due 04/21/2024		46,300	38,151

Total Australia (Cost $59,890)			55,979

AUSTRIA 0.1%

CORPORATE BONDS & NOTES 0.1%
Hypo Alpe-Adria-Bank International AG
2.875% due 10/15/2014	CHF	3,500	3,650

Total Austria (Cost $3,891)			3,650

BAHRAIN 0.2%

SOVEREIGN ISSUES 0.2%
Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	4,345

Total Bahrain (Cost $3,946)			4,345

BELGIUM 0.5%

CORPORATE BONDS & NOTES 0.5%
KBC Bank NV
8.000% due 01/25/2023		$11,800	13,110

Total Belgium (Cost $12,889)			13,110

BERMUDA 0.2%

CORPORATE BONDS & NOTES 0.2%
Qtel International Finance Ltd.
3.375% due 10/14/2016		$1,000	1,037
4.750% due 02/16/2021		1,000	1,071
5.000% due 10/19/2025		200	214
7.875% due 06/10/2019		1,850	2,273

Total Bermuda (Cost $4,445)			4,595

BRAZIL 3.6%

CORPORATE BONDS & NOTES 0.7%
CSN Islands Corp.
6.875% due 09/21/2019		$1,580	1,671
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		1,500	1,470
5.650% due 03/19/2022		6,850	6,901
Petrobras Global Finance BV
6.250% due 03/17/2024		6,400	6,706
Vale Overseas Ltd.
6.250% due 01/11/2016		30	32

			16,780

SOVEREIGN ISSUES 2.9%
Brazil Government International Bond
5.000% due 01/27/2045		7,500	7,087
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025	BRL	173,560	61,868

			68,955

Total Brazil (Cost $92,353)			85,735

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CANADA 2.0%

BANK LOAN OBLIGATIONS 0.1%
Novelis, Inc.
3.750% due 03/10/2017		$1,925	$1,910

SOVEREIGN ISSUES 1.9%
Canada Government International Bond
3.000% due 12/01/2036 (b)	CAD	9,398	12,541
4.000% due 06/01/2041		900	1,006
Province of Ontario
2.500% due 09/10/2021		$31,800	31,581

			45,128

Total Canada (Cost $46,705)			47,038

CAYMAN ISLANDS 0.4%

ASSET-BACKED SECURITIES 0.2%
BlackRock Senior Income
0.474% due 04/20/2019		$412	408
Dryden Senior Loan Fund
1.404% due 01/15/2022		3,400	3,399
Galaxy CLO Ltd.
0.474% due 04/25/2019		259	259
Mountain View Funding CLO Ltd.
0.494% due 04/15/2019		416	413
MSIM Peconic Bay Ltd.
0.514% due 07/20/2019		105	105

			4,584

CORPORATE BONDS & NOTES 0.2%
Tencent Holdings Ltd.
3.375% due 05/02/2019		6,000	6,072

Total Cayman Islands (Cost $10,552)			10,656

CHINA 0.0%

SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	2,730	467
China Government International Bond
3.290% due 04/18/2020		1,840	290
3.320% due 06/12/2015		360	59
3.380% due 05/23/2023		900	140
4.080% due 08/22/2023		900	148

Total China (Cost $1,069)			1,104

COLOMBIA 0.3%

CORPORATE BONDS & NOTES 0.3%
Ecopetrol S.A.
5.875% due 05/28/2045		$7,600	7,738

Total Colombia (Cost $7,606)			7,738

DENMARK 0.0%

CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
1.248% due 04/01/2038	DKK	96	16

Total Denmark (Cost $16)			16

FRANCE 2.6%

CORPORATE BONDS & NOTES 2.5%
Banque PSA Finance S.A.
3.875% due 01/14/2015	EUR	3,700	4,717

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 06/24/2015	EUR	3,450	$4,460
4.250% due 02/25/2016		8,000	10,540
4.875% due 09/25/2015		6,400	8,395
BPCE S.A.
4.625% due 07/11/2024		$13,500	13,235
Caisse Francaise de Financement Local
1.800% due 05/09/2017	JPY	1,000,000	9,485
Credit Agricole S.A.
3.875% due 04/15/2024		$1,000	1,007
6.500% due 06/23/2021 (c)	EUR	6,300	8,047

			59,886

SOVEREIGN ISSUES 0.1%
France Government Bond
3.250% due 05/25/2045		1,300	1,963

Total France (Cost $64,457)			61,849

GERMANY 4.6%

SOVEREIGN ISSUES 4.6%
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	83,430	110,792

Total Germany (Cost $117,737)			110,792

GREECE 0.2%

CORPORATE BONDS & NOTES 0.2%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	4,200	5,248

Total Greece (Cost $5,463)			5,248

HONG KONG 0.7%

CORPORATE BONDS & NOTES 0.7%
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		$16,700	16,964

Total Hong Kong (Cost $16,865)			16,964

INDIA 0.5%

CORPORATE BONDS & NOTES 0.5%
ICICI Bank Ltd.
4.750% due 11/25/2016		$5,800	6,115
5.000% due 01/15/2016		1,500	1,561
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,700	1,718
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		500	524
State Bank of India
4.500% due 07/27/2015		1,000	1,027

Total India (Cost $10,511)			10,945

INDONESIA 0.6%

SOVEREIGN ISSUES 0.6%
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	5,800	7,417
6.750% due 01/15/2044		$7,000	8,208

Total Indonesia (Cost $14,984)			15,625

IRELAND 4.3%

ASSET-BACKED SECURITIES 0.3%
Aquilae CLO PLC
0.546% due 01/17/2023	EUR	774	975

142	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Avoca CLO PLC
0.438% due 09/15/2021	EUR	198	$249
CELF Low Levered Partners PLC
0.472% due 03/04/2024		491	609
LightPoint Pan-European CLO PLC
0.459% due 01/31/2022		3,648	4,592

			6,425

CORPORATE BONDS & NOTES 3.1%
Depfa ACS Bank
4.375% due 01/15/2015		35,150	44,931
4.875% due 10/28/2015		$9,683	10,115
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		5,200	5,302
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		2,800	3,048
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		11,900	11,959
5.450% due 11/22/2017		300	299

			75,654

MORTGAGE-BACKED SECURITIES 0.9%
German Residential Funding PLC
1.333% due 08/27/2024	EUR	7,036	9,059
Opera Germany PLC
0.421% due 10/20/2014		9,136	11,513
Silenus European Loan Conduit Ltd.
0.348% due 05/15/2019		435	542

			21,114

Total Ireland (Cost $107,764)			103,193

ITALY 5.4%

CORPORATE BONDS & NOTES 0.6%
Banca Carige SpA
3.750% due 11/25/2016	EUR	1,400	1,878
3.875% due 10/24/2018		4,600	6,410
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016		1,800	2,467
Intesa Sanpaolo SpA
3.625% due 08/12/2015		$600	613
4.000% due 11/09/2017	EUR	2,700	3,751

			15,119

MORTGAGE-BACKED SECURITIES 1.3%
Claris ABS
0.794% due 10/31/2060		22,942	28,749
Giovecca Mortgages SRL
0.804% due 04/23/2048		2,986	3,759

			32,508

SOVEREIGN ISSUES 3.5%
Italy Buoni Poliennali Del Tesoro
3.750% due 05/01/2021		49,200	70,508
5.500% due 09/01/2022		8,400	13,358

			83,866

Total Italy (Cost $136,409)			131,493

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN 1.7%

SOVEREIGN ISSUES 1.7%
Japan Government International Bond
1.600% due 03/20/2033	JPY	1,360,000	$13,184
1.700% due 09/20/2044		2,970,000	27,571

Total Japan (Cost $41,126)			40,755

JERSEY, CHANNEL ISLANDS 0.4%

MORTGAGE-BACKED SECURITIES 0.4%
Alba PLC
1.757% due 03/24/2049	GBP	6,164	10,111

Total Jersey, Channel Islands (Cost $10,086)			10,111

LUXEMBOURG 2.5%

ASSET-BACKED SECURITIES 0.2%
Bumper S.A.
1.258% due 02/23/2023	EUR	654	828
E-Carat S.A.
0.852% due 11/18/2020		2,301	2,906

			3,734

CORPORATE BONDS & NOTES 2.3%
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		$14,500	13,777
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		9,890	11,361
Hypothekenbank Frankfurt International S.A.
5.125% due 01/21/2016		2,200	2,298
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		7,400	7,464
5.400% due 03/24/2017		21,200	21,529

			56,429

Total Luxembourg (Cost $62,928)			60,163

MEXICO 0.3%

CORPORATE BONDS & NOTES 0.0%
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$700	71
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^		850	132

			203

SOVEREIGN ISSUES 0.3%
Mexico Government International Bond
6.050% due 01/11/2040		1,500	1,778
8.000% due 12/17/2015	MXN	2,500	196
10.000% due 12/05/2024		62,168	5,988

			7,962

Total Mexico (Cost $9,404)			8,165

NETHERLANDS 2.2%

ASSET-BACKED SECURITIES 0.6%
Cadogan Square CLO BV
0.536% due 01/17/2023	EUR	6,756	8,465
0.565% due 02/01/2022		2,365	2,974
Euro-Galaxy CLO BV
0.444% due 10/23/2021		1,423	1,786
Harbourmaster CLO BV
0.458% due 10/25/2020		115	145

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hyde Park CDO BV
0.583% due 06/14/2022	EUR	208	$262
Jubilee CDO BV
0.818% due 10/15/2019		87	110
Leopard CLO BV
0.677% due 04/21/2020		252	318
Wood Street CLO BV
0.657% due 11/22/2021		464	584

			14,644

CORPORATE BONDS & NOTES 1.5%
Deutsche Annington Finance BV
3.200% due 10/02/2017		$6,760	6,930
GMAC International Finance BV
7.500% due 04/21/2015	EUR	100	131
ING Bank NV
2.625% due 12/05/2022		$25,395	25,031
Leveraged Finance Europe Capital BV
0.664% due 03/02/2020	EUR	260	329
Rabobank Group
8.375% due 07/26/2016 (c)		$3,000	3,229

			35,650

MORTGAGE-BACKED SECURITIES 0.1%
EMF-NL Prime BV
1.002% due 04/17/2041	EUR	542	652
Eurosail PLC
1.702% due 10/17/2040		283	359
Holland Mortgage-Backed Series Hermes BV
0.731% due 09/18/2044		123	156
Storm BV
0.982% due 09/22/2052		382	484

			1,651

Total Netherlands (Cost $52,155)			51,945

NORWAY 0.3%

CORPORATE BONDS & NOTES 0.3%
Eksportfinans ASA
2.000% due 09/15/2015		$700	701
2.375% due 05/25/2016		1,400	1,405
3.000% due 11/17/2014		500	502
5.500% due 05/25/2016		600	634
5.500% due 06/26/2017		3,400	3,676

Total Norway (Cost $6,668)			6,918

POLAND 3.8%

SOVEREIGN ISSUES 3.8%
Poland Government International Bond
3.250% due 07/25/2025	PLN	246,500	75,884
4.000% due 10/25/2023		44,400	14,487
5.500% due 10/25/2019		450	156
5.750% due 09/23/2022		132	48
6.250% due 10/24/2015		5,680	1,792

Total Poland (Cost $94,463)			92,367

PORTUGAL 0.2%

CORPORATE BONDS & NOTES 0.2%
Banco Espirito Santo S.A.
5.000% due 04/04/2019	EUR	200	243
5.000% due 04/23/2019		1,100	1,313
5.000% due 05/21/2019		600	734
5.000% due 05/23/2019		1,150	1,388

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	143

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.875% due 11/09/2015 (f)	EUR	300	$376
7.000% due 03/04/2016		200	247

Total Portugal (Cost $4,620)			4,301

QATAR 0.6%

SOVEREIGN ISSUES 0.6%
Qatar Government International Bond
4.500% due 01/20/2022		$2,000	2,178
5.250% due 01/20/2020		11,125	12,529
6.400% due 01/20/2040		700	872

Total Qatar (Cost $14,434)			15,579

SLOVAKIA 0.1%

SOVEREIGN ISSUES 0.1%
Slovenia Government International Bond
0.421% due 11/16/2016	EUR	1,000	1,269

Total Slovakia (Cost $1,387)			1,269

SLOVENIA 3.4%

SOVEREIGN ISSUES 3.4%
Slovenia Government International Bond
3.000% due 04/08/2021	EUR	4,000	5,377
3.500% due 03/23/2017		2,548	3,430
4.125% due 02/18/2019		$2,800	2,922
4.125% due 01/26/2020	EUR	1,300	1,852
4.375% due 02/06/2019		1,000	1,425
4.700% due 11/01/2016		30,200	41,193
4.750% due 05/10/2018		$2,800	2,999
5.125% due 03/30/2026	EUR	100	154
5.500% due 10/26/2022		$2,200	2,398
5.850% due 05/10/2023		17,700	19,780

Total Slovenia (Cost $79,443)			81,530

SOUTH AFRICA 0.3%

SOVEREIGN ISSUES 0.3%
South Africa Government International Bond
3.750% due 07/24/2026	EUR	2,000	2,659
5.375% due 07/24/2044		$3,800	3,778

Total South Africa (Cost $6,422)			6,437

SOUTH KOREA 0.4%

SOVEREIGN ISSUES 0.4%
Export-Import Bank of Korea
4.000% due 01/11/2017		$500	528
4.000% due 01/29/2021		4,800	5,060
5.875% due 01/14/2015		1,200	1,217
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,700	1,705

Total South Korea (Cost $8,541)			8,510

SPAIN 16.0%

ASSET-BACKED SECURITIES 0.5%
IM Grupo Banco Popular FTPYME FTA
0.092% due 09/21/2039	EUR	9,801	12,279

CORPORATE BONDS & NOTES 2.9%
Ayt Cedulas Cajas Global
0.292% due 02/22/2018		3,900	4,795
AyT Cedulas Cajas Global
4.750% due 05/25/2027		1,800	2,742

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (c)	EUR	2,000	$2,665
9.000% due 05/09/2018 (c)		$1,200	1,278
Banco Popular Espanol S.A.
3.500% due 09/11/2017	EUR	900	1,233
4.000% due 10/18/2016		1,600	2,170
4.125% due 03/30/2017		1,600	2,202
11.500% due 10/10/2018 (c)		1,700	2,346
Bankia S.A.
3.500% due 11/13/2014		1,350	1,712
3.500% due 12/14/2015		1,000	1,313
3.500% due 01/17/2019		800	1,087
3.625% due 10/05/2016		1,800	2,422
4.250% due 07/05/2016		200	270
4.375% due 01/28/2015		4,500	5,749
4.375% due 02/14/2017		200	272
4.500% due 04/26/2022		600	917
5.000% due 10/30/2014		3,000	3,803
BPE Financiaciones S.A.
2.875% due 05/19/2016		7,000	9,042
Cedulas Fondo de Titulizacion de Activos
4.250% due 03/28/2027		1,700	2,505
4.250% due 04/10/2031		2,800	4,057
Pitch1
5.125% due 07/20/2022		10,400	16,531

			69,111

SOVEREIGN ISSUES 12.6%
Autonomous Community of Catalonia
2.125% due 10/01/2014	CHF	4,000	4,190
2.750% due 03/24/2016		3,500	3,690
3.875% due 04/07/2015	EUR	15,450	19,770
3.875% due 09/15/2015		600	775
4.300% due 11/15/2016		1,600	2,141
4.750% due 06/04/2018		3,150	4,381
5.750% due 06/25/2015		2,500	3,268
Autonomous Community of Valencia
2.509% due 09/03/2017		400	512
3.250% due 07/06/2015		2,300	2,959
4.000% due 11/02/2016		200	267
4.375% due 07/16/2015		4,750	6,174
Junta de Castilla y Leon
6.270% due 02/19/2018		100	149
Spain Government International Bond
1.400% due 01/31/2020		82,280	106,018
2.750% due 10/31/2024 (f)		75,700	100,488
5.850% due 01/31/2022		24,900	40,917
5.900% due 07/30/2026		1,200	2,045
Xunta de Galicia
5.763% due 04/03/2017		4,034	5,722
6.131% due 04/03/2018		670	996

			304,462

Total Spain (Cost $399,306)			385,852

SWEDEN 0.1%

CORPORATE BONDS & NOTES 0.1%
Stadshypotek AB
4.250% due 10/10/2017	AUD	1,500	1,341

Total Sweden (Cost $1,412)			1,341

SWITZERLAND 0.4%

CORPORATE BONDS & NOTES 0.4%
UBS AG
7.250% due 02/22/2022		$8,900	9,532

Total Switzerland (Cost $9,537)			9,532

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 14.0%

BANK LOAN OBLIGATIONS 1.1%
Alliance Boots Holdings Ltd.
3.484% due 07/10/2017	EUR	9,300	$11,759
3.982% due 07/10/2017	GBP	2,900	4,705
Virgin Media Bristol LLC
3.500% due 06/07/2020		$10,200	9,944

			26,408

CORPORATE BONDS & NOTES 4.4%
Barclays Bank PLC
7.625% due 11/21/2022		4,600	4,952
7.750% due 04/10/2023		2,600	2,818
Barclays PLC
6.500% due 09/15/2019 (c)	EUR	1,200	1,459
8.000% due 12/15/2020 (c)		200	264
British Telecommunications PLC
8.500% due 12/07/2016	GBP	4,049	7,498
FCE Bank PLC
1.625% due 09/09/2016	EUR	2,350	3,029
1.875% due 05/12/2016		6,000	7,742
4.750% due 01/19/2015		1,400	1,791
5.125% due 11/16/2015	GBP	1,400	2,359
HBOS PLC
0.757% due 03/29/2016	EUR	693	877
LBG Capital PLC
3.187% due 03/12/2020		4,100	5,140
15.000% due 12/21/2019	GBP	1,500	3,453
15.000% due 12/21/2019	EUR	15,415	29,297
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	9,500	18,028
5.125% due 03/07/2025		4,000	7,669
12.000% due 12/16/2024 (c)		$2,300	3,392
Lloyds Banking Group PLC
7.625% due 06/27/2023 (c)	GBP	1,500	2,444
SSE PLC
5.625% due 10/01/2017 (c)	EUR	400	551
Standard Chartered PLC
3.850% due 04/27/2015		$1,000	1,019
Twinkle Pizza PLC
6.625% due 08/01/2021	GBP	2,100	3,321

			107,103

MORTGAGE-BACKED SECURITIES 4.2%
Aggregator of Loans Backed by Assets
2.813% due 12/16/2042		1,613	2,668
Alba PLC
0.754% due 11/25/2042		853	1,314
Bluestone Securities PLC
0.324% due 06/09/2043	EUR	2,139	2,609
0.758% due 06/09/2044	GBP	3,434	5,423
Darrowby PLC
2.263% due 02/20/2044		3,633	5,997
Deco UK PLC
0.718% due 01/27/2020		5,226	8,323
Eddystone Finance PLC
1.081% due 04/19/2021		4,627	7,433
Eurosail PLC
0.204% due 03/13/2045	EUR	165	208
0.244% due 03/13/2045		1,079	1,318
0.719% due 12/10/2044	GBP	1,597	2,506
Great Hall Mortgages PLC
0.211% due 06/18/2039	EUR	1,426	1,721
0.364% due 06/18/2039		$399	384
0.697% due 03/18/2039	GBP	2,014	3,144

144	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.707% due 06/18/2039	GBP	627	$972
0.717% due 06/18/2038		782	1,223
Hercules Eclipse PLC
0.798% due 10/25/2018		8,685	13,788
Indus Eclipse PLC
0.728% due 01/25/2020		131	210
Leek Finance PLC
0.846% due 12/21/2037		1,960	3,333
Mortgage Funding PLC
1.663% due 03/13/2046		395	642
Nemus Arden PLC
0.790% due 02/15/2020		3,372	5,403
Newgate Funding PLC
0.684% due 12/15/2050	EUR	642	801
0.693% due 12/15/2050	GBP	9,581	15,308
Residential Mortgage Securities PLC
3.063% due 12/16/2050		3,533	6,007
RMAC PLC
0.487% due 12/12/2036	EUR	401	491
RMAC Securities PLC
0.733% due 06/12/2044	GBP	5,800	8,921
Southern Pacific Financing PLC
0.739% due 06/10/2043		632	1,007
1.159% due 12/10/2042		288	438

			101,592

SOVEREIGN ISSUES 4.3%
United Kingdom Gilt
0.125% due 03/22/2024 (b)		30,890	52,986
3.250% due 01/22/2044		30,350	50,998

			103,984

Total United Kingdom (Cost $336,774)			339,087

UNITED STATES 22.8%

ASSET-BACKED SECURITIES 3.8%
Access Group, Inc.
1.534% due 10/27/2025		$528	532
Accredited Mortgage Loan Trust
0.285% due 02/25/2037		2,865	2,736
0.435% due 04/25/2036		700	590
0.640% due 09/25/2035		100	76
ACE Securities Corp.
1.055% due 12/25/2034		190	177
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.605% due 07/25/2035		300	268
0.605% due 01/25/2036		300	275
Argent Securities Trust
0.305% due 06/25/2036		1,518	588
0.305% due 07/25/2036		909	403
0.395% due 07/25/2036		1,136	510
Asset-Backed Funding Certificates Trust
0.315% due 01/25/2037		861	546
0.375% due 01/25/2037		2,323	1,486
Asset-Backed Securities Corp. Home Equity Loan Trust
1.100% due 09/25/2034		1,115	1,035
Bear Stearns Asset-Backed Securities Trust
0.265% due 02/25/2037		1,665	1,575
0.395% due 06/25/2047		1,000	851
0.475% due 01/25/2047		700	635
0.555% due 09/25/2046		294	254
0.565% due 12/25/2035		1,000	959
0.645% due 09/25/2035		1,000	853
0.825% due 06/25/2035		2,000	1,623

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates
0.275% due 06/25/2036	$436	$422
0.275% due 06/25/2047	283	278
0.285% due 11/25/2037	1,116	1,101
0.295% due 07/25/2037	1,600	1,263
0.305% due 05/25/2037	2,200	1,911
0.325% due 05/25/2037	1,261	1,126
0.335% due 07/25/2036	705	692
0.335% due 08/25/2036	205	201
0.375% due 09/25/2037	300	232
0.505% due 04/25/2036	861	848
0.540% due 11/25/2035	518	494
0.755% due 08/25/2035	220	217
0.795% due 10/25/2035	1,000	794
0.875% due 07/25/2034	600	568
4.603% due 04/25/2036	800	807
5.046% due 02/25/2036	1,000	932
5.220% due 07/25/2036	1,815	1,775
5.278% due 10/25/2046 ^	2,029	1,879
5.693% due 04/25/2047 ^	1,961	1,560
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032	35	33
Credit-Based Asset Servicing and Securitization LLC
0.375% due 07/25/2037	440	295
4.139% due 03/25/2037 ^	1,441	916
Fieldstone Mortgage Investment Trust
0.315% due 11/25/2036	1,681	988
First Franklin Mortgage Loan Trust
0.295% due 09/25/2036	1,313	1,185
0.315% due 04/25/2036	380	314
0.395% due 10/25/2036	2,000	1,446
0.645% due 09/25/2035	1,500	1,406
1.430% due 07/25/2034	700	607
First NLC Trust
0.860% due 12/25/2035	1,088	1,034
Fremont Home Loan Trust
0.325% due 02/25/2036	1,835	1,603
0.405% due 05/25/2036	1,930	1,159
0.485% due 01/25/2036	1,500	1,144
0.635% due 07/25/2035	634	635
GSAA Home Equity Trust
0.605% due 08/25/2037	558	502
GSAMP Trust
0.245% due 01/25/2037	273	170
0.255% due 12/25/2046	1,743	1,032
0.275% due 12/25/2036	1,336	750
0.305% due 12/25/2046	1,133	675
0.425% due 04/25/2036	1,000	622
Home Equity Asset Trust
1.355% due 10/25/2033	822	768
HSI Asset Securitization Corp. Trust
0.375% due 12/25/2036	809	400
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.395% due 04/25/2047	800	463
JPMorgan Mortgage Acquisition Trust
0.235% due 08/25/2036	6	3
0.305% due 07/25/2036	2,718	1,401
Massachusetts Educational Financing Authority
1.184% due 04/25/2038	152	154
MASTR Asset-Backed Securities Trust
0.395% due 03/25/2036	1,000	558
0.455% due 01/25/2036	300	282
Merrill Lynch Mortgage Investors Trust
0.265% due 08/25/2037	923	536
0.415% due 04/25/2037	1,000	530
0.465% due 08/25/2036	200	179

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mid-State Trust
8.330% due 04/01/2030		$219	$222
Morgan Stanley ABS Capital, Inc. Trust
0.245% due 01/25/2037		865	529
0.295% due 10/25/2036		931	579
0.295% due 11/25/2036		351	250
0.305% due 06/25/2036		401	302
0.305% due 11/25/2036		1,940	1,293
0.375% due 11/25/2036		351	253
0.385% due 10/25/2036		1,230	863
0.585% due 09/25/2035		500	436
Morgan Stanley Home Equity Loan Trust
0.625% due 08/25/2035		300	288
New Century Home Equity Loan Trust
0.435% due 10/25/2035		916	904
0.665% due 09/25/2035		1,000	876
People’s Choice Home Loan Securities Trust
1.505% due 01/25/2035		2,000	1,624
RAAC Trust
0.635% due 03/25/2037		966	936
0.725% due 03/25/2037		1,412	1,212
Renaissance Home Equity Loan Trust
5.797% due 08/25/2036		545	360
Residential Asset Mortgage Products Trust
0.315% due 12/25/2036		194	190
0.545% due 02/25/2036		1,000	915
0.775% due 05/25/2035		1,000	899
Residential Asset Securities Corp. Trust
0.305% due 07/25/2036		2,309	2,108
0.305% due 08/25/2036		907	868
0.335% due 04/25/2037		543	541
0.405% due 04/25/2037		2,000	1,761
0.495% due 11/25/2035		500	454
0.575% due 10/25/2035		200	169
Securitized Asset-Backed Receivables LLC Trust
0.445% due 12/25/2035		1,507	1,325
1.130% due 03/25/2035		846	804
SLM Private Education Loan Trust
3.404% due 05/16/2044		1,218	1,295
SLM Student Loan Trust
0.354% due 09/15/2021	EUR	131	165
1.734% due 04/25/2023		$366	379
Soundview Home Loan Trust
0.395% due 07/25/2036		1,000	611
0.415% due 02/25/2037		1,797	910
Specialty Underwriting & Residential Finance Trust
0.455% due 12/25/2036		1,500	1,175
4.700% due 02/25/2037		799	467
Structured Asset Investment Loan Trust
0.305% due 09/25/2036		1,605	1,295
0.845% due 06/25/2035		1,000	966
0.875% due 02/25/2035		1,000	952
1.130% due 10/25/2033		685	658
Structured Asset Securities Corp. Mortgage Loan Trust
0.315% due 03/25/2036		594	573
0.495% due 02/25/2036		1,000	848
0.605% due 11/25/2035		1,000	871
Washington Mutual Asset-Backed Certificates Trust
0.395% due 05/25/2036		1,956	1,364
Wells Fargo Home Equity Asset-Backed Securities Trust
0.415% due 05/25/2036		2,000	1,777
0.745% due 11/25/2035		1,250	1,092

			91,221

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	145

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
H.J. Heinz Co.
3.500% due 06/05/2020		$5,012	$4,959
HCA, Inc.
2.654% due 05/02/2016		1,650	1,645

			6,604

CORPORATE BONDS & NOTES 2.7%
Ally Financial, Inc.
2.434% due 12/01/2014		300	300
2.500% due 03/15/2017 (d)		14,900	14,883
2.750% due 01/30/2017		1,700	1,670
3.125% due 01/15/2016		200	201
3.500% due 07/18/2016		200	203
3.500% due 01/27/2019		700	683
4.625% due 06/26/2015		800	813
4.750% due 09/10/2018		200	206
5.500% due 02/15/2017		900	938
6.250% due 12/01/2017		300	323
6.750% due 12/01/2014		800	806
8.300% due 02/12/2015		1,100	1,125
AT&T, Inc.
5.875% due 04/28/2017	GBP	3,400	6,064
Chesapeake Energy Corp.
3.484% due 04/15/2019		$900	902
CIT Group, Inc.
4.250% due 08/15/2017		100	101
5.000% due 05/15/2017		500	514
5.250% due 03/15/2018		800	826
CMS Energy Corp.
4.250% due 09/30/2015		2,000	2,067
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		1,143	1,217
CVS Pass-Through Trust
7.507% due 01/10/2032		2,519	3,211
DISH DBS Corp.
7.125% due 02/01/2016		100	106
7.750% due 05/31/2015		200	207
Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,779
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		500	517
8.700% due 10/01/2014		5,200	5,200
General Motors Financial Co., Inc.
2.750% due 05/15/2016		100	101
International Lease Finance Corp.
4.875% due 04/01/2015		100	102
5.750% due 05/15/2016		100	105
8.625% due 09/15/2015		800	847
8.750% due 03/15/2017		600	671
Navient LLC
3.875% due 09/10/2015		100	101
8.000% due 03/25/2020		2,000	2,247
New York Life Global Funding
1.125% due 03/01/2017		1,400	1,401
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,800	2,071
Southwestern Energy Co.
7.500% due 02/01/2018		600	701
Springleaf Finance Corp.
5.400% due 12/01/2015		2,200	2,255
Tagua Leasing LLC
1.581% due 11/16/2024		6,152	5,891
UIL Holdings Corp.
4.625% due 10/01/2020		4,100	4,388

			65,743

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 3.6%
Adjustable Rate Mortgage Trust
2.310% due 01/25/2035	$317	$317
4.789% due 11/25/2037 ^	637	474
5.397% due 01/25/2036	109	101
Banc of America Alternative Loan Trust
6.000% due 06/25/2046	824	707
Banc of America Funding Trust
0.364% due 04/20/2047	351	264
0.365% due 04/25/2037	222	152
2.631% due 05/25/2035	493	507
6.000% due 07/25/2037 ^	567	454
Banc of America Mortgage Trust
2.650% due 09/25/2034	761	766
5.500% due 11/25/2035	1,000	957
6.000% due 10/25/2036 ^	368	315
Banc of America Re-REMIC Trust
5.676% due 02/17/2051	2,861	3,064
BCAP LLC Trust
0.325% due 08/26/2046	1,000	894
0.365% due 05/25/2047	973	748
0.375% due 05/25/2047 ^	1,053	808
4.000% due 02/26/2037	416	410
Bear Stearns Adjustable Rate Mortgage Trust
2.369% due 02/25/2036	204	166
2.478% due 12/25/2046 ^	1,963	1,704
2.738% due 04/25/2034	389	380
2.790% due 02/25/2034	37	37
2.926% due 05/25/2047 ^	1,581	1,371
5.166% due 08/25/2035	140	127
Bear Stearns ALT-A Trust
2.365% due 03/25/2036	909	639
2.555% due 05/25/2035	365	358
2.617% due 09/25/2035	179	157
2.774% due 05/25/2036	883	518
4.896% due 09/25/2035	770	616
Chase Mortgage Finance Trust
2.638% due 03/25/2037	759	641
5.500% due 11/25/2035	1,404	1,426
Citigroup Mortgage Loan Trust, Inc.
0.321% due 10/25/2046	200	190
2.612% due 05/25/2035	246	244
5.198% due 04/25/2037	591	525
CitiMortgage Alternative Loan Trust
6.000% due 01/25/2037	1,325	1,110
Countrywide Alternative Loan Trust
0.275% due 06/25/2036	5,363	4,567
0.364% due 07/20/2046 ^	132	92
0.435% due 02/25/2037	1,239	1,003
0.486% due 11/20/2035	132	108
0.535% due 08/25/2036	185	185
2.562% due 06/25/2037	980	820
5.500% due 10/25/2035	78	72
5.500% due 02/25/2036 ^	128	115
6.000% due 01/25/2037 ^	1,099	1,008
6.000% due 02/25/2037 ^	2,028	1,663
6.000% due 05/25/2037 ^	951	787
6.250% due 12/25/2036 ^	935	786
6.500% due 08/25/2037	550	402
8.000% due 10/25/2036	70	70
Countrywide Home Loan Mortgage Pass-Through Trust
0.905% due 03/25/2035	1,091	678
2.624% due 08/25/2034	26	23
5.500% due 10/25/2034	1,363	1,411
6.000% due 02/25/2037	513	495
6.250% due 09/25/2036	885	803
6.500% due 11/25/2036	1,945	1,790

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Reperforming Trust
0.495% due 06/25/2035	$539	$486
Credit Suisse Commercial Mortgage Trust
6.097% due 09/15/2039	3,746	4,079
Credit Suisse Mortgage Capital Certificates
2.465% due 04/26/2038	1,600	1,563
2.831% due 08/28/2036	121	117
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.750% due 08/25/2036 ^	684	550
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036	730	615
Downey Savings & Loan Association Mortgage Loan Trust
2.566% due 07/19/2044	125	125
Greenpoint Mortgage Funding Trust
0.315% due 02/25/2037	142	113
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033	59	58
GSR Mortgage Loan Trust
2.715% due 05/25/2037	62	57
HarborView Mortgage Loan Trust
0.393% due 06/19/2035	1,562	1,383
2.695% due 02/25/2036 ^	112	91
2.714% due 07/19/2035	80	72
2.967% due 07/19/2035	300	297
HomeBanc Mortgage Trust
0.485% due 10/25/2035	1,596	1,453
HSI Asset Securitization Corp. Trust
0.375% due 11/25/2035	1,249	808
Impac Secured Assets Trust
0.305% due 11/25/2036	1,834	1,315
0.325% due 01/25/2037	1,342	1,147
2.932% due 07/25/2035	184	154
IndyMac Mortgage Loan Trust
0.395% due 07/25/2035	23	20
2.381% due 11/25/2035	1,971	1,687
2.544% due 12/25/2034	18	16
2.800% due 06/25/2036	516	402
JPMorgan Alternative Loan Trust
3.205% due 12/25/2036	397	359
3.247% due 05/25/2037 ^	853	657
JPMorgan Mortgage Trust
2.443% due 10/25/2035	799	708
2.583% due 07/25/2035	347	350
2.607% due 07/25/2035	638	657
2.646% due 02/25/2035	28	28
Lavender Trust
6.250% due 10/26/2036	268	281
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	755	708
Lehman XS Trust
0.315% due 03/25/2047	1,159	888
Merrill Lynch Mortgage Investors Trust
0.365% due 02/25/2036	98	91
0.405% due 11/25/2035	15	15
1.155% due 10/25/2035	16	16
2.754% due 03/25/2036 ^	210	146
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.079% due 08/12/2049	1,300	1,426
Morgan Stanley Capital Trust
3.884% due 09/15/2047	4,500	4,649
5.692% due 04/15/2049	300	326
Morgan Stanley Mortgage Loan Trust
1.055% due 02/25/2036	149	130
2.735% due 09/25/2035	499	418
2.983% due 11/25/2037	1,605	1,293
5.499% due 05/25/2036	433	348

146	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Re-REMIC Trust
5.991% due 08/15/2045	$174	$189
Prime Mortgage Trust
0.655% due 02/25/2035	723	689
6.000% due 06/25/2036	291	262
Residential Accredit Loans, Inc. Trust
0.255% due 05/25/2037	937	699
0.285% due 02/25/2037	1,114	959
0.295% due 01/25/2037	1,634	1,411
0.325% due 12/25/2036	634	495
0.335% due 06/25/2046	417	192
0.345% due 07/25/2036	875	698
0.555% due 11/25/2036 ^	654	412
5.000% due 09/25/2036 ^	183	139
6.000% due 07/25/2036 ^	1,221	989
6.500% due 07/25/2037	880	746
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036	868	769
6.000% due 06/25/2037	99	91
Structured Adjustable Rate Mortgage Loan Trust
0.375% due 06/25/2037	699	629
0.475% due 10/25/2035	297	256
4.800% due 04/25/2036 ^	500	391
Structured Asset Mortgage Investments Trust
0.355% due 05/25/2036	791	596
0.365% due 05/25/2046	73	56
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.250% due 09/25/2034	577	585
Suntrust Adjustable Rate Mortgage Loan Trust
6.005% due 02/25/2037	633	550
Thornburg Mortgage Securities Trust
0.895% due 09/25/2044	123	120
2.244% due 04/25/2045	232	236
WaMu Mortgage Pass-Through Certificates Trust
0.435% due 11/25/2045	216	194
0.578% due 10/25/2044	249	243
1.515% due 08/25/2042	17	17
4.070% due 12/25/2036 ^	806	745
6.075% due 10/25/2036 ^	1,424	1,222
Washington Mutual Mortgage Pass-Through Certificates Trust
0.315% due 02/25/2037	1,227	865
5.500% due 11/25/2035	298	281
6.500% due 08/25/2035 ^	245	218
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035	1,294	1,297
2.615% due 03/25/2036	876	879

		86,247

MUNICIPAL BONDS & NOTES 1.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	6,950	8,735
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,600	5,468
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	7,500	9,254

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Missouri Joint Municipal Electric Utility Commission Revenue Bonds, (BABs), Series 2009
6.890% due 01/01/2042	$1,000	$1,231
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	6,400	7,728
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,490	2,609

		35,025

U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
2.440% due 08/01/2022	482	475
2.500% due 01/01/2027 - 12/01/2027	17,285	17,492
2.850% due 06/01/2022	598	605
2.920% due 06/01/2022	1,700	1,726
3.000% due 12/01/2021 - 06/01/2043	17,599	17,508
3.500% due 01/01/2026 - 10/01/2040	44	46
4.000% due 09/01/2030 - 12/01/2041	3,008	3,201
4.500% due 05/01/2023 - 08/01/2041	5,650	6,089
5.000% due 02/01/2027 - 10/01/2041	5,881	6,506
5.500% due 01/01/2029 - 02/01/2041	1,740	1,941
6.000% due 06/01/2026 - 06/01/2040	2,048	2,318
Freddie Mac
4.000% due 06/15/2042	500	507
4.500% due 05/01/2041	428	462

		58,876

U.S. TREASURY OBLIGATIONS 8.6%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022 (j)	21,474	21,005
0.125% due 07/15/2022 (h)(j)	3,937	3,847
0.125% due 07/15/2024 (f)(h)(j)	92,704	89,112
0.625% due 07/15/2021 (h)(j)	9,091	9,285
2.375% due 01/15/2025 (h)(j)	6,573	7,710
2.375% due 01/15/2027 (h)(j)	2,127	2,521
2.500% due 01/15/2029 (j)	49,404	60,404
3.875% due 04/15/2029 (h)(j)	9,565	13,523

		207,407

Total United States (Cost $530,986)		551,123

VIRGIN ISLANDS (BRITISH) 0.3%

CORPORATE BONDS & NOTES 0.3%
CNPC General Capital Ltd.
2.750% due 05/14/2019	$2,600	2,593

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rosneft Finance S.A.
7.500% due 07/18/2016		$4,350	$4,545

Total Virgin Islands (British) (Cost $7,074)			7,138

SHORT-TERM INSTRUMENTS 4.8%

CERTIFICATES OF DEPOSIT 1.3%
Intesa Sanpaolo SpA
1.614% due 04/11/2016		$9,600	9,688
1.650% due 04/07/2015		20,800	20,876

			30,564

COMMERCIAL PAPER 0.1%
Tesco Treasury Services PLC
1.024% due 08/18/2015		3,200	3,176

REPURCHASE AGREEMENTS (e) 2.2%
			53,923

GREECE TREASURY BILLS 1.0%
3.143% due 10/10/2014	EUR	19,900	25,116

U.S. TREASURY BILLS 0.2%
0.030% due 11/06/2014 - 03/19/2015 (a)(h)(j)		$3,688	3,688

Total Short-Term Instruments (Cost $120,776)			116,467

Total Investments in Securities (Cost $2,515,094)			2,488,665

		SHARES
INVESTMENTS IN AFFILIATES 1.3%

SHORT-TERM INSTRUMENTS 1.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio		2,891,930	28,936
PIMCO Short-Term Floating NAV Portfolio III		181,234	1,811

Total Short-Term Instruments (Cost $30,748)			30,747

Total Investments in Affiliates (Cost $30,748)			30,747

Total Investments 104.4% (Cost $2,545,842)			$2,519,412

Financial Derivative Instruments (g)(i) (0.4%) (Cost or Premiums, net $(11,399))			(9,050)

Other Assets and Liabilities, net (4.0%)			(96,161)

Net Assets 100.0%			$2,414,201

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	147

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$ 14,900	$14,883	0.62%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPS	0.000%	09/05/2014	12/31/2014	EUR	41,920	Spain Government Bond 2.750% due 04/30/2019	$(53,049)	$52,947	$52,964
SSB	0.000%	09/30/2014	10/01/2014	$	976	U.S. Treasury Notes 1.500% due 02/28/2019	(999)	976	976

Total Repurchase Agreements							$(54,048)	$53,923	$53,940

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BPS	0.000%	09/05/2014	09/03/2016	EUR	(41,920)	$(52,947)
MYI	(2.000%)	08/22/2014	12/31/2014		(317)	(400)

Total Reverse Repurchase Agreements						$(53,347)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
TDM	0.120%	09/22/2014	10/06/2014	$(33,671)	$(33,668)

Total Sale-Buyback Transactions					$(33,668)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $91,994 at a weighted average interest rate of 0.028%.
(3)	Payable for sale-buyback transactions includes $(5) of deferred price drop on sale-buyback transactions.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(f)	Securities with an aggregate market value of $87,229 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BPS	$52,964	$(52,947)	$0	$0	$17	$(269)	$ (252)
MYI	0	(400)	0	0	(400)	377	(23)
SSB	976	0	0	0	976	(999)	(23)

Master Securities Forward Transaction Agreement
TDM	0	0	(33,668)	0	(33,668)	33,755	87

Total Borrowings and Other Financing Transactions	$53,940	$(53,347)	$(33,668)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

148	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Call Options Strike @ EUR 150.500 on Euro-Bund 10-Year Bond November Futures	Short	10/2014	33	$(5)	$0	$(3)
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	114	(57)	0	0
Canada Government 10-Year Bond December Futures	Long	12/2014	390	331	136	(129)
Euro-BTP Italy Government Bond December Futures	Long	12/2014	15	6	11	(5)
Euro-Bund 10-Year Bond December Futures	Short	12/2014	464	(656)	0	(152)
Euro-Buxl 30-Year Bond December Futures	Long	12/2014	36	24	17	0
Euro-OAT France Government 10-Year Bond December Futures	Long	12/2014	90	100	27	0
Put Options Strike @ EUR 146.500 on Euro-Bund 10-Year Bond November Futures	Short	10/2014	33	10	0	0
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	114	6	0	0
U.S. Treasury 10-Year Note December Futures	Short	12/2014	1,287	147	161	0
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	591	(493)	0	(240)

Total Futures Contracts				$(587)	$352	$(529)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019	$	102,336	$9,543	$(2,117)	$0	$(165)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	18,000	390	(76)	0	(1)

					$9,933	$(2,193)	$0	$(166)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month CAD-Bank Bill	5.800%	12/19/2023	CAD	3,900	$401	$401	$4	$0
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024		4,200	259	244	5	0
Pay	3-Month CAD-Bank Bill	6.200%	12/15/2025		2,900	284	41	3	0
Receive	3-Month USD-LIBOR	3.000%	12/17/2024	$	40,200	(982)	(32)	60	0
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2018	AUD	24,800	491	472	37	0
Receive	6-Month EUR-EURIBOR	0.500%	03/18/2020	EUR	28,800	83	(95)	0	(17)
Pay	6-Month EUR-EURIBOR	2.000%	09/17/2024		274,300	29,286	9,132	319	0
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		101,300	(1,308)	(3,111)	0	(10)
Receive	6-Month GBP-LIBOR	1.500%	03/18/2017	GBP	287,900	744	(125)	0	(100)
Receive	6-Month GBP-LIBOR	2.250%	03/18/2020		48,400	(177)	(468)	0	(160)
Pay	6-Month GBP-LIBOR	2.750%	03/18/2025		14,700	294	(165)	97	0
Receive	6-Month GBP-LIBOR	3.000%	09/16/2045		14,400	(155)	420	0	(177)
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	5,640,000	(530)	(1,752)	10	0
Receive	6-Month JPY-LIBOR	0.500%	09/17/2021		10,650,000	(687)	(106)	39	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	1,619,800	(1,966)	(2,291)	328	0

						$26,037	$2,565	$902	$(464)

Total Swap Agreements						$35,970	$372	$902	$(630)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	149

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(h)	Securities with an aggregate market value of $24,594 and cash of $296 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$352	$902	$1,254	$0	$(529)	$(630)	$(1,159)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		BRL	3,094	$		1,343	$79	$0
	10/2014		DKK	190,478			34,185	1,865	0
	10/2014		HKD	8,137			1,050	2	0
	10/2014		MYR	127,044			38,739	61	0
	10/2014	$		1,262		BRL	3,094	2	0
	10/2014			14,146		HKD	109,639	0	(27)
	11/2014		JPY	3,072,400	$		28,280	257	0
	11/2014	$		69,533		CAD	76,071	0	(1,691)
	11/2014			4,270		CHF	4,085	11	0
	12/2014		ILS	10,163	$		2,843	82	0
	02/2015	$		38,407		MYR	127,044	0	(73)

BPS	10/2014		MXN	410,447	$		31,203	685	0
	10/2014	$		6,790		DKK	37,890	0	(361)
	11/2014		CAD	2,183	$		1,997	50	0
	11/2014		EUR	17,695			22,896	539	0
	11/2014	$		2,939		EUR	2,300	0	(33)
	11/2014			1,967		JPY	210,900	0	(44)
	12/2014		MXN	47,421	$		3,590	78	0
	12/2014	$		63,383		MXN	848,434	99	(640)

BRC	10/2014		BRL	9,387	$		4,158	323	0
	10/2014		INR	3,544,367			57,380	181	0
	10/2014		PLN	79,057			24,571	728	0
	10/2014		TRY	2,923			1,341	61	0
	10/2014	$		3,893		BRL	9,387	4	(62)
	10/2014			13,789		IDR	163,124,338	0	(467)
	10/2014			28,772		MYR	92,076	0	(740)
	10/2014			1,579		NZD	1,901	0	(95)
	10/2014			3,153		PLN	9,735	0	(217)
	10/2014			119,325		RUB	4,346,427	0	(9,715)
	10/2014		ZAR	22,590	$		2,104	106	0
	11/2014		CHF	1,226			1,357	72	0
	11/2014		EUR	18,587			23,598	114	0
	11/2014		GBP	675			1,117	24	0
	11/2014		SGD	1,659			1,328	28	0
	11/2014	$		24,031		CHF	21,923	0	(1,058)
	11/2014			124,993		EUR	93,748	0	(6,543)
	11/2014			1,970		GBP	1,178	0	(61)
	11/2014			162,652		JPY	16,690,680	0	(10,417)
	12/2014		MXN	81,149	$		6,122	111	0
	12/2014	$		52,423		MXN	696,150	0	(860)
	12/2014			5,048		PEN	14,574	0	(63)
	02/2015			56,091		INR	3,544,367	0	(295)

CBK	10/2014		BRL	5,339	$		2,274	93	0
	10/2014	$		21,685		AUD	24,439	0	(287)
	10/2014			2,178		BRL	5,339	3	0
	10/2014			121,044		DKK	676,920	0	(6,186)
	10/2014			55,195		INR	3,363,565	0	(913)
	10/2014			2,214		KRW	2,279,092	0	(58)
	10/2014			32,918		TWD	986,560	0	(484)
	10/2014			159		ZAR	1,737	0	(5)

150	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2014		AUD	24,439	$		21,634	$286	$0
	11/2014		CAD	2,911			2,658	62	0
	11/2014		EUR	29,722			38,805	1,252	0
	11/2014		GBP	3,793			6,294	147	0
	11/2014	$		1,575		EUR	1,217	0	(37)
	09/2015			16,337		CNY	100,000	0	(365)

DUB	10/2014		COP	34,481,054	$		16,994	0	(15)
	10/2014		DKK	1,523,308			278,230	19,759	0
	10/2014		KRW	1,112,310			1,091	38	0
	10/2014		PLN	92,612			28,599	667	0
	10/2014	$		22,440		COP	43,956,868	0	(756)
	10/2014			16,188		CZK	330,271	0	(1,010)
	10/2014			2,762		HKD	21,404	0	(5)
	10/2014			15,411		PHP	674,159	0	(406)
	10/2014			39,777		PLN	123,073	0	(2,659)
	10/2014			7,701		RON	25,527	0	(406)
	10/2014		ZAR	33,175	$		3,116	182	0
	11/2014		CAD	869			792	17	0
	11/2014		EUR	332,101			445,107	25,502	0
	11/2014		GBP	9,393			15,666	446	0
	11/2014		JPY	79,980			775	45	0
	12/2014		MXN	13,783			1,041	20	0
	12/2014	$		16,882		COP	34,481,054	28	0
	09/2015			19,105		CNY	117,180	0	(389)

FBF	10/2014		BRL	36,686	$		15,649	666	(4)
	10/2014		COP	4,172,790			2,202	144	0
	10/2014		INR	1,551,132			24,969	0	(63)
	10/2014		KRW	19,070,430			18,697	655	0
	10/2014	$		15,579		BRL	36,686	0	(591)
	10/2014			13,424		MYR	42,997	0	(334)
	11/2014		GBP	79,793	$		133,022	3,722	0
	11/2014	$		1,519		GBP	917	0	(33)
	12/2014		MXN	202,609	$		15,124	117	0
	01/2015		BRL	7,039			3,028	225	0

GLM	10/2014		AUD	2,057			1,911	110	0
	10/2014		BRL	45,093			19,467	1,045	0
	10/2014		CAD	2,563			2,286	0	(3)
	10/2014		EUR	18,451		DKK	137,329	0	(3)
	10/2014		INR	204,920	$		3,361	54	0
	10/2014		KRW	2,772,209			2,710	87	0
	10/2014		MXN	217,759			16,573	382	0
	10/2014		THB	95,940			3,001	44	0
	10/2014		TRY	5,193			2,369	96	0
	10/2014	$		18,398		BRL	45,093	24	0
	10/2014			57,135		DKK	328,906	0	(1,327)
	11/2014		CAD	5,086	$		4,625	90	0
	11/2014		CHF	1,467			1,602	65	0
	11/2014		EUR	34,774			45,629	1,692	0
	11/2014		GBP	61,179			100,092	955	0
	11/2014		JPY	1,646,211			15,744	729	0
	11/2014	$		12,687		DKK	74,415	0	(57)
	11/2014			77,783		EUR	59,234	0	(2,942)
	11/2014			4,686		NOK	28,945	0	(189)
	11/2014			24,695		SEK	170,705	0	(1,043)
	12/2014		MXN	104,088	$		7,832	122	0
	12/2014	$		16,624		ILS	59,278	0	(519)

HUS	10/2014		BRL	3,071	$		1,361	106	0
	10/2014		PLN	169,235			51,932	891	0
	10/2014	$		1,253		BRL	3,071	2	0
	10/2014			47,565		INR	2,899,335	0	(775)
	10/2014			68,922		KRW	70,466,038	0	(2,258)
	10/2014			25,599		ZAR	282,212	0	(639)
	11/2014		EUR	95,326	$		123,551	3,108	0
	11/2014	$		3,568		EUR	2,800	0	(30)
	11/2014			38,371		GBP	23,447	0	(376)
	12/2014			27,680		MXN	372,802	0	(67)

JPM	10/2014		AUD	44,042	$		40,804	2,243	0
	10/2014		BRL	3,025			1,234	0	(2)
	10/2014		CNY	38,933			6,314	0	(21)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	151

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2014		HUF	56,859	$		247	$16	$0
	10/2014		INR	525,755			8,482	2	(5)
	10/2014		KRW	71,756,046			68,240	356	0
	10/2014		MYR	3,044			941	14	0
	10/2014		PHP	110,863			2,548	80	0
	10/2014		RUB	788,455			21,021	1,137	0
	10/2014		THB	78,254			2,423	11	0
	10/2014		TWD	102,998			3,428	42	0
	10/2014	$		34,229		AUD	37,824	0	(1,113)
	10/2014			1,284		BRL	3,025	0	(48)
	10/2014			105,025		DKK	607,157	0	(2,005)
	10/2014			29,608		TRY	64,297	0	(1,466)
	11/2014		EUR	35,886	$		46,779	1,438	0
	12/2014		MXN	18,342			1,392	33	0
	01/2015		INR	96,494			1,541	12	0
	02/2015		KRW	1,210,188			1,152	15	0
	02/2015	$		59,259		KRW	62,784,955	0	(273)
	09/2015			4,709		CNY	28,920	0	(90)

MSB	10/2014		AUD	1,439	$		1,300	40	0
	10/2014		BRL	4,522			2,012	164	0
	10/2014	$		1,845		BRL	4,522	2	0
	10/2014			23,973		THB	772,790	0	(154)
	11/2014		CAD	5,981	$		5,412	78	0
	11/2014		EUR	26,326			34,643	1,381	0
	11/2014		GBP	1,831			3,048	81	0
	11/2014		JPY	1,208,112			11,366	347	0
	11/2014	$		25,041		GBP	15,291	0	(265)

RBC	10/2014		AUD	1,566	$		1,462	91	0
	02/2015	$		7,844		MXN	103,643	0	(192)

SOG	10/2014		AUD	13,159	$		12,205	683	0
	10/2014		COP	5,303,024			2,739	123	0
	10/2014		INR	436,726			7,123	75	0
	10/2014		MYR	4,985			1,578	60	0
	10/2014		TWD	104,185			3,486	61	0
	11/2014		CLP	892,915			1,541	53	0
	11/2014	$		1,452		EUR	1,100	0	(62)

UAG	10/2014		BRL	114,920	$		47,709	791	(31)
	10/2014		CNY	9,353			1,509	0	(13)
	10/2014	$		50,327		BRL	114,920	0	(3,378)
	10/2014			6,734		IDR	80,104,614	0	(192)
	10/2014			21,485		KRW	21,965,866	0	(704)
	11/2014		SEK	14,420	$		2,061	63	0
	11/2014	$		23,950		BRL	57,211	0	(785)
	11/2014			24,997		CAD	27,700	0	(294)
	11/2014			15,850		CLP	9,233,210	0	(459)
	11/2014			34,154		EUR	26,384	0	(819)
	11/2014			3,743		IDR	44,255,743	0	(160)
	11/2014			15,983		SGD	19,905	0	(381)
	01/2015		BRL	11,805	$		5,083	381	0
	06/2015		CNY	360			58	0	0

Total Forward Foreign Currency Contracts								$79,113	$(71,608)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC USD versus BRL	BRL	2.410	02/19/2015	$5,800	$104	$96

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.200%	02/18/2015	GBP	72,800	$340	$226
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.200%	02/19/2015		76,400	357	236
	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	1.250%	09/30/2015	JPY	8,620,000	1,903	290

152	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	10/29/2014	EUR	28,600	$400	$0

GST	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	09/01/2016		52,600	789	545

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.210%	02/13/2015	GBP	167,300	728	551

								$4,517	$1,848

Total Purchased Options								$4,621	$1,944

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	0.990%	10/15/2014	$	2,900	$(9)	$(1)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		4,300	(8)	(4)

CBK	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		9,900	(20)	(9)
	Put - OTC CDX.IG-22 5-Year Index	Sell	1.000%	12/17/2014		4,600	(9)	(3)

GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		9,900	(9)	(11)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	12/17/2014	EUR	40,600	(114)	(59)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014		43,100	(93)	(38)

JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014	$	6,000	(14)	(7)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		13,800	(24)	(12)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	8,500	(15)	(8)

							$ (315)	$(152)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/28/2019	$5,200	$(281)	$(151)

DUB	Call - OTC USD versus BRL	BRL	2.937	02/19/2015	5,800	(150)	(52)

FBF	Put - OTC USD versus JPY	JPY	80.000	02/28/2019	3,400	(176)	(99)

						$(607)	$(302)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$10,300	$(91)	$(3)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	11,800	(88)	(3)

						$(179)	$(6)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.940%	02/18/2015	GBP	145,600	$(340)	$(122)
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.950%	02/19/2015		152,800	(359)	(137)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	09/21/2015	EUR	450,000	(233)	(386)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.310%	09/21/2015		450,000	(889)	(813)
	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	2.250%	09/30/2015	JPY	8,620,000	(673)	(56)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350%	09/08/2015	EUR	83,300	(192)	(264)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	09/08/2015		83,300	(197)	(117)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.250%	10/29/2014		57,200	(401)	0

GST	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.493%	09/01/2016		21,100	(792)	(619)

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.970%	02/13/2015	GBP	334,600	(728)	(347)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.200%	11/21/2014	EUR	64,300	(234)	(671)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.600%	11/21/2014		64,300	(407)	(18)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.750%	11/12/2014		24,000	(212)	(127)
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250%	11/12/2014		24,000	(270)	(32)

								$(5,927)	$(3,709)

Total Written Options								$(7,028)	$(4,169)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	153

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Notional Amount in JPY		Premiums
Balance at Beginning of Period	$252,500	EUR	131,100	GBP	633,000	JPY	8,620,000	$(5,813)
Sales	51,400		1,724,700		96,400		0	(5,975)
Closing Buys	0		(224,200)		0		0	1,201
Expirations	(216,000)		(198,800)		(96,400)		0	3,543
Exercised	0		(19,100)		0		0	16

Balance at End of Period	$87,900	EUR	1,413,700	GBP	633,000	JPY	8,620,000	$(7,028)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.548%	$	5,400	$(230)	$106	$0	$(124)
	Export-Import Bank of China	1.000%	09/20/2016	0.554%		650	(18)	24	6	0
	South Africa Government International Bond	1.000%	03/20/2019	1.731%		17,550	(800)	262	0	(538)
	South Africa Government International Bond	1.000%	09/20/2019	1.874%		13,200	(365)	(168)	0	(533)

BPS	Petrobras International Finance Co.	1.000%	09/20/2019	2.466%		13,600	(701)	(209)	0	(910)
	U.S. Treasury Notes	0.250%	06/20/2016	0.096%	EUR	2,400	(24)	33	9	0

BRC	Banque Centrale de Tunisie S.A.	1.000%	03/20/2016	1.757%	$	9,600	(373)	269	0	(104)
	Indonesia Government International Bond	1.000%	09/20/2019	1.570%		8,700	(110)	(119)	0	(229)
	Russia Government International Bond	1.000%	09/20/2015	2.089%		3,400	(124)	89	0	(35)
	Tesco PLC	1.000%	12/20/2019	1.371%	EUR	1,400	(25)	(8)	0	(33)

CBK	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.171%	$	1,000	(1)	13	12	0
	Mexico Government International Bond	1.000%	12/20/2014	0.266%		60	(2)	2	0	0
	Mexico Government International Bond	1.000%	03/20/2016	0.357%		850	(9)	17	8	0
	Teck Resources Ltd.	1.000%	03/20/2016	0.387%		3,400	(10)	42	32	0
	Tesco PLC	1.000%	12/20/2019	1.371%	EUR	2,600	(30)	(30)	0	(60)

DUB	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.132%	$	1,200	(47)	50	3	0
	Republic of Korea	1.000%	09/20/2015	0.123%		300	(2)	5	3	0

FBF	Export-Import Bank of China	1.000%	12/20/2016	0.573%		1,800	(175)	192	17	0
	Qatar Government International Bond	1.000%	03/20/2016	0.226%		600	0	7	7	0

GST	Greece Government International Bond	1.000%	09/20/2015	3.951%	EUR	3,050	(131)	24	0	(107)
	Greece Government International Bond	1.000%	09/20/2015	3.973%	$	3,400	(107)	12	0	(95)
	Tesco PLC	1.000%	12/20/2019	1.371%	EUR	1,300	(5)	(26)	0	(31)

HUS	Brazil Government International Bond	1.000%	09/20/2019	1.690%	$	13,600	(161)	(274)	0	(435)
	Mexico Government International Bond	1.000%	12/20/2015	0.316%		13,450	0	117	117	0
	Qatar Government International Bond	1.000%	03/20/2016	0.226%		3,000	(3)	38	35	0
	Qatar Government International Bond	1.000%	06/20/2016	0.235%		500	(4)	10	6	0

JPM	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.171%		500	0	7	7	0
	Indonesia Government International Bond	1.000%	09/20/2019	1.570%		4,800	(61)	(66)	0	(127)
	Mexico Government International Bond	1.000%	03/20/2016	0.357%		5,000	(53)	102	49	0
	Qatar Government International Bond	1.000%	03/20/2016	0.226%		900	(1)	12	11	0

MYC	Brazil Government International Bond	1.000%	03/20/2019	1.548%		25,000	(906)	331	0	(575)
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.132%		2,000	(35)	39	4	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.171%		3,800	(10)	57	47	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.185%		1,000	(8)	22	14	0
	Export-Import Bank of China	1.000%	09/20/2016	0.554%		650	(18)	24	6	0
	Qatar Government International Bond	1.000%	03/20/2016	0.226%		1,000	(2)	14	12	0
	Qatar Government International Bond	1.000%	06/20/2016	0.235%		500	(4)	10	6	0
	Texas State General Obligation Bonds, Series 2003	0.950%	03/20/2021	0.415%		7,200	0	232	232	0

UAG	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.171%		500	0	7	7	0

							$(4,555)	$1,269	$650	$(3,936)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

154	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (4)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	11,700	$15,415	$(252)	$(359)	$0	$(611)

BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019		83,997	110,765	(2,067)	(2,421)	0	(4,488)

CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019		700	922	(15)	(21)	0	(36)

DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019		91,400	120,420	(2,163)	(2,613)	0	(4,776)

							$(4,497)	$(5,414)	$0	$(9,911)

(4)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Pay	3-Month ZAR-JIBAR	7.500%	09/17/2019	ZAR	240,000	$(47)	$(82)	$0	$(129)
CBK	Pay	3-Month ZAR-JIBAR	7.500%	09/17/2019		477,700	(102)	(156)	0	(258)
DUB	Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	176,600	49	(254)	0	(205)
GLM	Receive	1-Day EUR-EONIA Compounded-OIS	0.117%	09/17/2015	EUR	275,600	160	(434)	0	(274)
GST	Pay	3-Month ZAR-JIBAR	7.500%	09/17/2019	ZAR	359,000	0	(194)	0	(194)
HUS	Pay	3-Month PLN-WIBOR	2.745%	12/17/2024	PLN	57,000	0	(168)	0	(168)

							$60	$(1,288)	$0	$(1,228)

Total Swap Agreements							$(8,992)	$(5,433)	$650	$(15,075)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(j)	Securities with an aggregate market value of $47,539 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$2,359	$0	$6	$2,365	$(1,791)	$(156)	$(1,806)	$(3,753)	$(1,388)	$510	$(878)
BPS	1,451	0	9	1,460	(1,078)	0	(5,398)	(6,476)	(5,016)	602	(4,414)
BRC	1,752	0	0	1,752	(30,593)	0	(530)	(31,123)	(29,371)	29,254	(117)
CBK	1,843	0	52	1,895	(8,335)	(15)	(354)	(8,704)	(6,809)	6,548	(261)
DUB	46,704	848	6	47,558	(5,646)	(1,569)	(4,981)	(12,196)	35,362	(37,150)	(1,788)
FBF	5,529	0	24	5,553	(1,025)	(99)	0	(1,124)	4,429	(4,089)	340

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	155

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
GLM	$5,495	$0	$0	$5,495	$(6,083)	$(381)	$(274)	$(6,738)	$(1,243)	$1,106	$(137)
GST	0	545	0	545	0	(727)	(427)	(1,154)	(609)	671	62
HUS	4,107	0	158	4,265	(4,145)	0	(603)	(4,748)	(483)	1,309	826
JPM	5,399	551	67	6,017	(5,023)	(374)	(127)	(5,524)	493	(644)	(151)
MSB	2,093	0	0	2,093	(419)	0	0	(419)	1,674	(1,440)	234
MYC	0	0	321	321	0	(848)	(575)	(1,423)	(1,102)	605	(497)
RBC	91	0	0	91	(192)	0	0	(192)	(101)	270	169
SOG	1,055	0	0	1,055	(62)	0	0	(62)	993	(1,050)	(57)
UAG	1,235	0	7	1,242	(7,216)	0	0	(7,216)	(5,974)	6,080	106

Total Over the Counter	$79,113	$1,944	$650	$81,707	$(71,608)	$(4,169)	$(15,075)	$(90,852)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$352	$352
Swap Agreements	0	0	0	0	902	902

	$0	$0	$0	$0	$1,254	$1,254

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$79,113	$0	$79,113
Purchased Options	0	0	0	96	1,848	1,944
Swap Agreements	0	650	0	0	0	650

	$0	$650	$0	$79,209	$1,848	$81,707

	$0	$650	$0	$79,209	$3,102	$82,961

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$529	$529
Swap Agreements	0	166	0	0	464	630

	$0	$166	$0	$0	$993	$1,159

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$71,608	$0	$71,608
Written Options	0	152	0	302	3,715	4,169
Swap Agreements	0	3,935	0	9,912	1,228	15,075

	$0	$4,087	$0	$81,822	$4,943	$90,852

	$0	$4,253	$0	$81,822	$5,936	$92,011

156	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$33,832	$33,832
Swap Agreements	0	(1,201)	0	0	(33,427)	(34,628)

	$0	$(1,201)	$0	$0	$405	$(796)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,179	$0	$3,179
Purchased Options	0	0	0	(1,822)	(2,741)	(4,563)
Written Options	0	832	0	248	3,260	4,340
Swap Agreements	0	9,399	0	(39,536)	248	(29,889)

	$0	$10,231	$0	$(37,931)	$767	$(26,933)

	$0	$9,030	$0	$(37,931)	$1,172	$(27,729)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,320)	$(4,320)
Swap Agreements	0	(2,322)	0	0	8,070	5,748

	$0	$(2,322)	$0	$0	$3,750	$1,428

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,078	$0	$21,078
Purchased Options	0	0	0	1,701	517	2,218
Written Options	0	(5)	0	69	(638)	(574)
Swap Agreements	0	(5,718)	0	533	1,677	(3,508)

	$0	$(5,723)	$0	$23,381	$1,556	$19,214

	$0	$(8,045)	$0	$23,381	$5,306	$20,642

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$55,979	$0	$55,979
Austria
Corporate Bonds & Notes	0	3,650	0	3,650
Bahrain
Sovereign Issues	0	4,345	0	4,345
Belgium
Corporate Bonds & Notes	0	13,110	0	13,110
Bermuda
Corporate Bonds & Notes	0	4,595	0	4,595
Brazil
Corporate Bonds & Notes	0	16,780	0	16,780
Sovereign Issues	0	68,955	0	68,955
Canada
Bank Loan Obligations	0	1,910	0	1,910
Sovereign Issues	0	45,128	0	45,128
Cayman Islands
Asset-Backed Securities	0	4,584	0	4,584
Corporate Bonds & Notes	0	6,072	0	6,072
China
Sovereign Issues	0	1,104	0	1,104
Colombia
Corporate Bonds & Notes	0	7,738	0	7,738
Denmark
Corporate Bonds & Notes	0	16	0	16
France
Corporate Bonds & Notes	0	59,886	0	59,886
Sovereign Issues	0	1,963	0	1,963
Germany
Sovereign Issues	0	110,792	0	110,792

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Greece
Corporate Bonds & Notes	$0	$5,248	$0	$5,248
Hong Kong
Corporate Bonds & Notes	0	16,964	0	16,964
India
Corporate Bonds & Notes	0	10,945	0	10,945
Indonesia
Sovereign Issues	0	15,625	0	15,625
Ireland
Asset-Backed Securities	0	6,425	0	6,425
Corporate Bonds & Notes	0	75,654	0	75,654
Mortgage-Backed Securities	0	21,114	0	21,114
Italy
Corporate Bonds & Notes	0	15,119	0	15,119
Mortgage-Backed Securities	0	32,508	0	32,508
Sovereign Issues	0	83,866	0	83,866
Japan
Sovereign Issues	0	40,755	0	40,755
Jersey, Channel Islands
Mortgage-Backed Securities	0	10,111	0	10,111
Luxembourg
Asset-Backed Securities	0	3,734	0	3,734
Corporate Bonds & Notes	0	56,429	0	56,429
Mexico
Corporate Bonds & Notes	0	203	0	203
Sovereign Issues	0	7,962	0	7,962
Netherlands
Asset-Backed Securities	0	14,644	0	14,644
Corporate Bonds & Notes	0	35,650	0	35,650
Mortgage-Backed Securities	0	1,651	0	1,651

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	157

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

September 30, 2014 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Norway
Corporate Bonds & Notes	$0	$6,918	$0	$6,918
Poland
Sovereign Issues	0	92,367	0	92,367
Portugal
Corporate Bonds & Notes	0	4,301	0	4,301
Qatar
Sovereign Issues	0	15,579	0	15,579
Slovakia
Sovereign Issues	0	1,269	0	1,269
Slovenia
Sovereign Issues	0	81,530	0	81,530
South Africa
Sovereign Issues	0	6,437	0	6,437
South Korea
Sovereign Issues	0	8,510	0	8,510
Spain
Asset-Backed Securities	0	12,279	0	12,279
Corporate Bonds & Notes	0	69,111	0	69,111
Sovereign Issues	0	304,462	0	304,462
Sweden
Corporate Bonds & Notes	0	1,341	0	1,341
Switzerland
Corporate Bonds & Notes	0	9,532	0	9,532
United Kingdom
Bank Loan Obligations	0	26,408	0	26,408
Corporate Bonds & Notes	0	107,103	0	107,103
Mortgage-Backed Securities	0	101,592	0	101,592
Sovereign Issues	0	103,984	0	103,984
United States
Asset-Backed Securities	0	91,221	0	91,221
Bank Loan Obligations	0	6,604	0	6,604
Corporate Bonds & Notes	0	49,643	16,100	65,743
Mortgage-Backed Securities	0	82,773	3,474	86,247
Municipal Bonds & Notes	0	35,025	0	35,025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
U.S. Government Agencies	$0	$58,876	$0	$58,876
U.S. Treasury Obligations	0	207,407	0	207,407
Virgin Islands (British)
Corporate Bonds & Notes	0	7,138	0	7,138
Short-Term Instruments
Certificates of Deposit	0	30,564	0	30,564
Commercial Paper	0	3,176	0	3,176
Repurchase Agreements	0	53,923	0	53,923
Greece Treasury Bills	0	25,116	0	25,116
U.S. Treasury Bills	0	3,688	0	3,688
	$0	$2,469,091	$19,574	$2,488,665

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$30,747	$0	$0	$30,747

Total Investments	$30,747	$2,469,091	$19,574	$2,519,412

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	352	902	0	1,254
Over the counter	0	81,707	0	81,707
	$352	$82,609	$0	$82,961

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(529)	(630)	0	(1,159)
Over the counter	0	(90,852)	0	(90,852)
	$(529)	$(91,482)	$0	$(92,011)

Totals	$30,570	$2,460,218	$19,574	$2,510,362

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

158	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Fund (Unhedged)

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.1%

AUSTRALIA 2.9%

CORPORATE BONDS & NOTES 1.2%
Westpac Banking Corp.
1.850% due 11/26/2019		$2,100	$2,094
2.700% due 12/09/2014		7,700	7,733

			9,827

MORTGAGE-BACKED SECURITIES 0.8%
Puma Finance Pty. Ltd.
0.374% due 02/21/2038		484	481
3.040% due 08/22/2037	AUD	349	305
3.410% due 10/18/2045		2,290	2,010
3.535% due 05/13/2045		2,247	1,977
Swan Trust
3.953% due 04/25/2041		1,363	1,206
Torrens Trust
3.290% due 10/19/2038		369	322

			6,301

SOVEREIGN ISSUES 0.9%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)		728	717
3.750% due 11/20/2020 (c)		2,172	2,193
4.000% due 05/20/2026		1,900	1,660
Queensland Treasury Corp.
4.250% due 07/21/2023		3,000	2,700

			7,270

Total Australia (Cost $24,493)			23,398

BRAZIL 7.6%

CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
3.115% due 03/17/2020		$2,400	2,450
3.250% due 03/17/2017		2,700	2,739

			5,189

SOVEREIGN ISSUES 7.0%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		1,900	1,911
5.750% due 09/26/2023		1,200	1,284
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015	BRL	20,500	7,481
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		33,800	12,547
10.000% due 01/01/2025		98,000	34,934

			58,157

Total Brazil (Cost $68,134)			63,346

CANADA 2.2%

SOVEREIGN ISSUES 2.2%
Province of British Columbia
4.300% due 06/18/2042	CAD	700	720
Province of Ontario
2.100% due 09/08/2018		2,300	2,075
2.450% due 06/29/2022		$1,600	1,569
3.450% due 06/02/2045	CAD	1,500	1,303
3.500% due 06/02/2024		4,300	4,005
6.200% due 06/02/2031		300	362
Province of Quebec
2.750% due 08/25/2021		$4,400	4,440

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 09/01/2023	CAD	1,500	$1,347
4.250% due 12/01/2021		2,700	2,669

Total Canada (Cost $19,300)			18,490

CAYMAN ISLANDS 0.1%

ASSET-BACKED SECURITIES 0.1%
Commercial Industrial Finance Corp.
0.494% due 03/01/2021		$652	647

Total Cayman Islands (Cost $625)			647

CHINA 0.0%

SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.840% due 01/03/2019	CNY	560	96
China Government International Bond
3.320% due 06/12/2015		330	54
3.380% due 05/23/2023		600	93
4.080% due 08/22/2023		600	98

Total China (Cost $332)			341

DENMARK 0.0%

CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	225	45
Realkredit Danmark A/S
1.300% due 01/01/2038		630	112

Total Denmark (Cost $133)			157

FRANCE 9.1%

CORPORATE BONDS & NOTES 0.1%
BPCE S.A.
4.500% due 03/15/2025		$900	876

			876

SOVEREIGN ISSUES 9.0%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		4,600	4,807
France Government Bond
1.000% due 05/25/2018 (g)	EUR	22,700	29,608
1.750% due 05/25/2023		800	1,074
1.750% due 11/25/2024		6,900	9,101
3.000% due 04/25/2022 (g)		3,100	4,551
3.250% due 05/25/2045		1,200	1,812
4.000% due 10/25/2038 (g)		3,400	5,729
4.500% due 04/25/2041		10,000	18,301

			74,983

Total France (Cost $73,709)			75,859

GERMANY 2.2%

CORPORATE BONDS & NOTES 2.0%
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	2,200	2,001
KFW
6.250% due 05/19/2021		13,300	13,308
Landwirtschaftliche Rentenbank
5.375% due 04/23/2024	NZD	1,500	1,213

			16,522

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.2%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	1,238	$1,647

Total Germany (Cost $19,964)			18,169

IRELAND 1.5%

ASSET-BACKED SECURITIES 0.3%
Avoca CLO PLC
0.438% due 09/15/2021	EUR	416	523
Magi Funding PLC
0.677% due 04/11/2021		520	656
Mercator CLO PLC
0.433% due 02/18/2024		762	957

			2,136

CORPORATE BONDS & NOTES 1.2%
Depfa ACS Bank
3.875% due 11/14/2016		2,300	3,129
4.375% due 01/15/2015		5,500	7,031

			10,160

MORTGAGE-BACKED SECURITIES 0.0%
Talisman Finance Ltd.
0.403% due 04/22/2017		44	56

Total Ireland (Cost $13,102)			12,352

ITALY 13.3%

ASSET-BACKED SECURITIES 0.2%
Berica Asset-Backed Security SRL
0.382% due 12/31/2055	EUR	1,014	1,274

CORPORATE BONDS & NOTES 0.7%
Banca Carige SpA
3.875% due 10/24/2018		2,800	3,902
Banco Popolare SC
3.500% due 03/14/2019		1,700	2,230

			6,132

MORTGAGE-BACKED SECURITIES 0.5%
Berica Residential MBS SRL
0.616% due 03/31/2048		3,172	3,920

SOVEREIGN ISSUES 11.9%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)		2,002	2,641
3.750% due 09/01/2024		8,100	11,488
4.500% due 05/01/2023		8,900	13,352
4.750% due 09/01/2021		6,200	9,403
4.750% due 09/01/2044		1,400	2,127
5.500% due 09/01/2022		7,900	12,563
5.500% due 11/01/2022		27,600	43,884
Italy Government International Bond
6.000% due 08/04/2028	GBP	1,500	2,873

			98,331

Total Italy (Cost $111,171)			109,657

JAPAN 3.2%

SOVEREIGN ISSUES 3.2%
Development Bank of Japan, Inc.
4.250% due 06/09/2015		$2,300	2,363

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	159

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Japan Government International Bond
1.600% due 03/20/2033	JPY	400,000	$3,878
1.700% due 09/20/2032		2,030,000	20,038

Total Japan (Cost $27,032)			26,279

LUXEMBOURG 0.1%

ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
0.614% due 06/04/2024	EUR	871	1,094

Total Luxembourg (Cost $1,095)			1,094

MEXICO 5.3%

SOVEREIGN ISSUES 5.3%
Mexico Government International Bond
1.290% due 06/08/2015	JPY	1,400,000	12,852
7.500% due 06/03/2027	MXN	95,900	7,825
7.750% due 05/29/2031		134,950	11,117
7.750% due 11/23/2034		15,800	1,305
8.000% due 12/07/2023		70,000	5,913
8.500% due 11/18/2038		10,000	883
10.000% due 12/05/2024		45,000	4,335

Total Mexico (Cost $50,382)			44,230

NEW ZEALAND 2.2%

SOVEREIGN ISSUES 2.2%
New Zealand Government Bond
2.000% due 09/20/2025 (c)	NZD	1,645	1,241
5.000% due 03/15/2019		8,200	6,670
5.500% due 04/15/2023		4,900	4,198
6.000% due 05/15/2021		7,400	6,416

Total New Zealand (Cost $19,141)			18,525

NORWAY 1.0%

CORPORATE BONDS & NOTES 1.0%
Eksportfinans ASA
2.000% due 09/15/2015		$4,800	4,806
2.375% due 05/25/2016		3,300	3,312

Total Norway (Cost $7,748)			8,118

SLOVENIA 2.1%

SOVEREIGN ISSUES 2.1%
Slovenia Government International Bond
4.125% due 02/18/2019		$200	209
4.125% due 01/26/2020	EUR	1,300	1,852
4.375% due 01/18/2021		3,300	4,777
4.700% due 11/01/2016		4,900	6,683
5.250% due 02/18/2024		$3,400	3,638

Total Slovenia (Cost $16,999)			17,159

SPAIN 10.3%

CORPORATE BONDS & NOTES 1.0%
AyT Cedulas Cajas Fondo de Titulizacion de Activos
3.750% due 03/31/2015	EUR	1,700	2,184
Banco Popular Espanol S.A.
3.500% due 09/11/2017		1,100	1,507
4.000% due 10/18/2016		400	543
4.125% due 03/30/2017		3,000	4,128

			8,362

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 9.3%
Instituto de Credito Oficial
4.000% due 12/08/2014	GBP	1,600	$2,607
4.530% due 03/17/2016	CAD	380	349
5.000% due 04/10/2017		$200	217
Spain Government International Bond
3.800% due 04/30/2024	EUR	6,100	8,864
4.400% due 10/31/2023		9,100	13,834
4.800% due 01/31/2024		4,700	7,349
5.400% due 01/31/2023		25,300	40,848
Xunta de Galicia
6.131% due 04/03/2018		2,300	3,420

			77,488

Total Spain (Cost $84,779)			85,850

SUPRANATIONAL 1.6%

CORPORATE BONDS & NOTES 1.6%
African Development Bank
5.250% due 03/23/2022	AUD	4,200	3,993
EUROFIMA
6.250% due 12/28/2018		4,200	4,076
European Union
3.500% due 06/04/2021	EUR	3,400	5,125

Total Supranational (Cost $13,930)			13,194

SWEDEN 0.6%

CORPORATE BONDS & NOTES 0.4%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	5,000	743
Stadshypotek AB
3.000% due 03/21/2018		6,000	894
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018		4,000	613
Swedbank Hypotek AB
3.750% due 12/20/2017		4,300	653

			2,903

SOVEREIGN ISSUES 0.2%
Sweden Government International Bond
4.250% due 03/12/2019		9,900	1,593

Total Sweden (Cost $4,722)			4,496

UNITED KINGDOM 7.6%

BANK LOAN OBLIGATIONS 0.6%
Virgin Media Bristol LLC
3.500% due 06/07/2020		$4,900	4,777

CORPORATE BONDS & NOTES 0.5%
LBG Capital PLC
15.000% due 12/21/2019	EUR	530	1,007
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$1,500	2,213
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		400	402
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		900	909

			4,531

MORTGAGE-BACKED SECURITIES 1.3%
Darrowby PLC
2.263% due 02/20/2044	GBP	542	895

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fosse Master Issuer PLC
2.658% due 10/18/2054	GBP	3,800	$6,252
Granite Mortgages PLC
0.886% due 03/20/2044		326	526
0.886% due 06/20/2044		1,691	2,741

			10,414

SOVEREIGN ISSUES 5.2%
United Kingdom Gilt
2.250% due 09/07/2023		3,000	4,840
2.750% due 09/07/2024		2,100	3,501
3.250% due 01/22/2044 (g)		14,100	23,693
3.500% due 01/22/2045		700	1,231
4.250% due 06/07/2032		500	969
4.250% due 12/07/2040 (g)		3,200	6,341
4.500% due 09/07/2034 (g)		800	1,606
4.750% due 12/07/2038		600	1,270

			43,451

Total United Kingdom (Cost $61,061)			63,173

UNITED STATES 34.5%

ASSET-BACKED SECURITIES 1.0%
AFC Home Equity Loan Trust
0.865% due 12/22/2027		$3	2
Amortizing Residential Collateral Trust
0.855% due 10/25/2031		24	22
Amresco Residential Securities Corp. Mortgage Loan Trust
1.095% due 06/25/2029		54	50
Bear Stearns Asset-Backed Securities Trust
0.585% due 11/25/2035		2,522	2,448
0.815% due 10/25/2032		15	15
0.955% due 10/27/2032		24	23
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		41	42
6.681% due 12/01/2033		6	6
Countrywide Asset-Backed Certificates
0.495% due 12/25/2036 ^		69	41
4.693% due 10/25/2035		1,143	1,140
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032		19	18
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		444	258
Morgan Stanley ABS Capital, Inc. Trust
0.265% due 03/25/2037		2,297	1,342
Morgan Stanley Home Equity Loan Trust
0.505% due 04/25/2037		382	253
Residential Asset Mortgage Products Trust
0.715% due 06/25/2032		17	16
Residential Asset Securities Corp. Trust
0.655% due 07/25/2032 ^		48	42
0.755% due 06/25/2032 ^		26	22
Salomon Brothers Mortgage Securities, Inc.
1.505% due 01/25/2032		37	34
SLM Student Loan Trust
0.344% due 12/15/2023	EUR	2,253	2,817

			8,591

CORPORATE BONDS & NOTES 2.2%
Ally Financial, Inc.
4.625% due 06/26/2015		$4,300	4,371
Altria Group, Inc.
9.250% due 08/06/2019		443	577
Bank of America Corp.
3.929% due 10/21/2025	MXN	20,000	1,601

160	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cardinal Health, Inc.
5.800% due 10/15/2016	$500	$547
Citigroup, Inc.
5.500% due 10/15/2014	32	32
Computer Sciences Corp.
6.500% due 03/15/2018	2,050	2,204
Historic TW, Inc.
8.050% due 01/15/2016	1,500	1,632
HJ Heinz Co.
4.250% due 10/15/2020	2,000	1,992
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	6,100	1,266
Temple-Inland, Inc.
6.375% due 01/15/2016	3,500	3,724

		17,946

MORTGAGE-BACKED SECURITIES 7.6%
Adjustable Rate Mortgage Trust
2.735% due 09/25/2035	114	104
American Home Mortgage Assets Trust
0.345% due 05/25/2046	1,269	966
American Home Mortgage Investment Trust
2.069% due 10/25/2034	309	311
Banc of America Funding Trust
2.640% due 02/20/2036	1,103	1,103
2.826% due 01/20/2047 ^	125	98
Banc of America Mortgage Trust
2.759% due 05/25/2035	1,073	1,005
Banc of America Re-REMIC Trust
5.676% due 02/17/2051	92	99
BCAP LLC Trust
0.895% due 01/26/2047	344	304
2.463% due 02/26/2036	149	146
5.250% due 04/26/2037	675	638
5.250% due 08/26/2037	604	632
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 08/25/2035	1,199	1,219
2.441% due 08/25/2033	14	14
2.483% due 05/25/2034	75	71
2.498% due 10/25/2033	75	77
2.500% due 08/25/2033	90	91
2.528% due 03/25/2035	187	189
2.580% due 03/25/2035	1,218	1,233
2.649% due 05/25/2034	185	180
2.790% due 02/25/2034	12	12
2.926% due 05/25/2047 ^	474	411
3.034% due 11/25/2034	137	139
Bear Stearns ALT-A Trust
2.617% due 09/25/2035	926	811
4.406% due 11/25/2036 ^	323	252
Bear Stearns Structured Products, Inc.
2.509% due 01/26/2036	1,412	1,121
Chase Mortgage Finance Trust
2.557% due 02/25/2037	256	264
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	86	88
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035	347	349
2.564% due 08/25/2035	199	197
2.773% due 09/25/2037 ^	1,651	1,405
Countrywide Alternative Loan Trust
0.345% due 09/25/2046 ^	1,463	1,239
0.365% due 07/25/2046	70	54
0.505% due 05/25/2037 ^	397	265
1.615% due 11/25/2035	300	239
2.155% due 11/25/2035	231	190

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.665% due 02/25/2037 ^	$733	$657
5.250% due 06/25/2035 ^	157	145
6.000% due 01/25/2037 ^	821	715
6.250% due 08/25/2037 ^	186	157
Countrywide Home Loan Mortgage Pass-Through Trust
0.475% due 03/25/2035	1,857	1,494
0.485% due 02/25/2035	292	276
0.915% due 09/25/2034	18	18
2.341% due 04/20/2035	56	56
2.493% due 11/25/2034	174	165
2.521% due 11/19/2033	10	10
2.532% due 11/25/2035 ^	32	27
2.624% due 08/25/2034	48	43
Credit Suisse First Boston Mortgage Securities Corp.
1.305% due 03/25/2034 ^	128	117
2.248% due 07/25/2033	30	30
2.472% due 08/25/2033	125	124
6.500% due 04/25/2033	29	29
DBUBS Mortgage Trust
0.320% due 11/10/2046 (a)	4,700	83
1.549% due 11/10/2046 (a)	11,518	311
Extended Stay America Trust
1.213% due 12/05/2031 (a)	8,000	120
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035	215	204
GMAC Mortgage Corp. Loan Trust
2.879% due 06/25/2034	22	21
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	6	6
Greenpoint Mortgage Funding Trust
0.335% due 01/25/2037	336	254
0.355% due 10/25/2046	1,317	898
0.365% due 04/25/2036	366	284
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033	20	19
GS Mortgage Securities Trust
2.530% due 11/10/2045 (a)	5,662	693
GSR Mortgage Loan Trust
1.864% due 03/25/2033	64	64
2.660% due 09/25/2035	132	133
HarborView Mortgage Loan Trust
0.333% due 07/19/2046	1,592	1,054
0.343% due 09/19/2037	602	486
0.965% due 12/19/2036 ^	579	479
2.482% due 05/19/2033	154	156
2.587% due 07/19/2035	56	52
IndyMac Mortgage Loan Trust
0.345% due 09/25/2046	1,292	1,123
0.355% due 11/25/2046	1,419	992
2.544% due 12/25/2034	70	66
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	3	3
JPMorgan Chase Commercial Mortgage Securities Trust
1.459% due 12/15/2047 (a)	19,598	1,422
JPMorgan Mortgage Trust
1.990% due 11/25/2033	90	90
5.269% due 11/25/2035	89	86
Luminent Mortgage Trust
0.325% due 12/25/2036	2,206	1,802
MASTR Alternative Loan Trust
0.555% due 03/25/2036	201	60
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.594% due 12/15/2030	234	225
Merrill Lynch Mortgage Investors Trust
0.365% due 02/25/2036	78	73
0.405% due 08/25/2036	93	90

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.572% due 10/25/2035	$560	$554
2.220% due 02/25/2033	93	90
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.079% due 08/12/2049	2,700	2,961
Morgan Stanley Bank of America Merrill Lynch Trust
1.589% due 05/15/2046 (a)	14,767	1,097
Residential Accredit Loans, Inc. Trust
0.305% due 02/25/2047	616	363
0.385% due 05/25/2037 ^	232	59
0.460% due 09/25/2046	559	250
Residential Asset Securitization Trust
0.605% due 12/25/2036 ^	242	95
6.250% due 10/25/2036 ^	850	767
6.500% due 08/25/2036 ^	624	434
Residential Funding Mortgage Securities, Inc. Trust
2.956% due 09/25/2035 ^	125	106
6.500% due 03/25/2032	13	13
Salomon Brothers Mortgage Securities, Inc.
0.655% due 05/25/2032	11	11
Sequoia Mortgage Trust
0.504% due 07/20/2033	352	338
0.853% due 10/19/2026	133	133
2.639% due 04/20/2035	1,427	1,431
Structured Adjustable Rate Mortgage Loan Trust
2.432% due 12/25/2035	1,830	1,392
2.463% due 04/25/2034	255	255
2.464% due 09/25/2034	246	247
2.473% due 02/25/2034	107	109
Structured Asset Mortgage Investments Trust
0.345% due 07/25/2046	350	288
0.365% due 05/25/2046	549	421
0.403% due 07/19/2035	1,253	1,151
0.443% due 07/19/2034	121	121
Thornburg Mortgage Securities Trust
1.405% due 06/25/2047	302	274
1.831% due 06/25/2037	1,985	1,923
5.750% due 06/25/2037	1,685	1,711
5.750% due 06/25/2047	610	546
UBS-Barclays Commercial Mortgage Trust
2.009% due 12/10/2045 (a)	13,901	1,463
UBS-Citigroup Commercial Mortgage Trust
2.662% due 01/10/2045 (a)	5,790	609
WaMu Mortgage Pass-Through Certificates Trust
0.445% due 07/25/2045	560	538
0.465% due 01/25/2045	320	307
2.143% due 03/25/2033	349	350
2.176% due 09/25/2046	2,176	2,051
2.176% due 10/25/2046	74	70
2.176% due 11/25/2046	583	540
2.372% due 04/25/2035	1,800	1,781
2.406% due 03/25/2034	276	278
2.406% due 03/25/2035	338	340
2.414% due 08/25/2034	469	473
2.443% due 06/25/2033	64	65
5.884% due 08/25/2046 ^	1,316	1,213
Washington Mutual Mortgage Pass-Through Certificates Trust
0.605% due 04/25/2035	2,129	1,693
0.875% due 04/25/2047 ^	47	2
0.885% due 04/25/2047 ^	347	58
1.055% due 07/25/2046 ^	356	217
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 06/25/2035	486	488
2.619% due 06/25/2035	900	912
Wells Fargo-RBS Commercial Mortgage Trust
1.639% due 03/15/2045 (a)	15,391	1,169

		62,685

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	161

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.0%
Navient LLC CPI Linked Security
4.122% due 01/16/2018	9,000	$220

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 12.4%
Fannie Mae
0.355% due 10/27/2037	$5,700	5,689
0.585% due 11/25/2040	1,947	1,959
0.605% due 11/25/2040	2,545	2,576
0.655% due 10/25/2040 - 12/25/2040	3,030	3,068
2.006% due 12/01/2034	200	210
2.293% due 03/01/2024	9	9
2.451% due 11/01/2023	4	4
2.485% due 11/01/2034	1,474	1,584
3.000% due 11/01/2044	1,000	983
3.490% due 12/01/2020	936	991
3.500% due 10/01/2029	53,000	55,720
3.730% due 01/01/2018	1,000	1,035
5.090% due 09/01/2041	482	518
5.141% due 05/01/2035	97	103
6.500% due 11/01/2036	366	400
Freddie Mac
0.754% due 12/15/2037 - 07/15/2040	1,367	1,383
1.021% due 09/25/2022 (a)	5,246	296
1.174% due 11/25/2022 (a)	6,164	418
1.318% due 10/25/2044	1,951	2,021
1.464% due 08/25/2019 (a)	8,451	465
1.561% due 11/25/2019 (a)	7,661	466
2.362% due 05/01/2023	16	16
2.363% due 02/01/2029	95	99
2.407% due 04/01/2037	47	51
6.000% due 12/15/2024	77	83
7.400% due 02/01/2021	46	46
Ginnie Mae
0.754% due 02/16/2030	91	92
1.625% due 05/20/2022 - 05/20/2030	243	251
2.000% due 04/20/2030 - 05/20/2030	28	29
6.000% due 08/20/2034	6,368	7,157
NCUA Guaranteed Notes
0.526% due 11/06/2017	9,881	9,903

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tennessee Valley Authority
5.880% due 04/01/2036	$3,900	$5,102

		102,727

U.S. TREASURY OBLIGATIONS 11.3%
U.S. Treasury Bonds
2.750% due 08/15/2042	400	367
2.750% due 11/15/2042	900	824
3.125% due 11/15/2041 (g)(k)	5,100	5,060
3.125% due 08/15/2044 (g)	2,500	2,461
3.375% due 05/15/2044 (g)	500	516
3.625% due 08/15/2043 (g)	6,400	6,920
3.625% due 02/15/2044 (g)	15,500	16,757
3.750% due 11/15/2043 (g)	3,200	3,538
4.500% due 08/15/2039	800	993
5.250% due 02/15/2029	1,100	1,417
5.500% due 08/15/2028 (g)	9,800	12,870
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (i)	207	202
0.125% due 01/15/2023 (i)	13,625	13,199
0.125% due 07/15/2024 (g)(i)	2,408	2,315
1.375% due 01/15/2020 (i)	771	821
1.375% due 02/15/2044	204	219
2.375% due 01/15/2027	1,063	1,261
U.S. Treasury Notes
2.000% due 02/15/2022 (i)(k)	2,900	2,849
2.000% due 02/15/2023 (k)	3,100	3,009
2.375% due 08/15/2024 (g)	1,700	1,681
2.500% due 08/15/2023 (g)(i)(k)	6,500	6,542
2.500% due 05/15/2024 (g)	4,700	4,705
2.750% due 11/15/2023 (g)(k)	4,600	4,717

		93,243

Total United States (Cost $281,093)		285,412

SHORT-TERM INSTRUMENTS 5.7%

CERTIFICATES OF DEPOSIT 0.6%
Intesa Sanpaolo SpA
1.614% due 04/11/2016	$5,000	5,046

COMMERCIAL PAPER 0.2%
Greensill Capital SCF S.A.
5.830% due 03/04/2015 (e)	1,600	1,562

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (f) 0.1%
			$521

GREECE TREASURY BILLS 1.5%
1.896% due 10/17/2014 - 02/06/2015 (b)	EUR	9,900	12,473

MEXICO TREASURY BILLS 3.3%
3.525% due 12/24/2014 - 02/05/2015 (b)	MXN	370,905	27,346

U.S. TREASURY BILLS 0.0%
0.045% due 01/22/2015 - 02/12/2015 (b)(k)		$396	396

Total Short-Term Instruments (Cost $48,803)			47,344

Total Investments in Securities (Cost $947,748)			937,290

		SHARES
INVESTMENTS IN AFFILIATES 1.6%

SHORT-TERM INSTRUMENTS 1.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio		231,781	2,319
PIMCO Short-Term Floating NAV Portfolio III		1,075,790	10,748

Total Short-Term Instruments (Cost $13,068)			13,067

Total Investments in Affiliates (Cost $13,068)			13,067

Total Investments 114.7% (Cost $960,816)			$950,357

Financial Derivative Instruments (h)(j) (0.2%) (Cost or Premiums, net $(3,681))			(1,748)

Other Assets and Liabilities, net (14.5%)			(119,856)

Net Assets 100.0%			$828,753

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Greensill Capital SCF S.A.	5.830%	03/04/2015	09/03/2014	$1,562	$1,562	0.19%

162	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$521	U.S. Treasury Notes 1.500% due 02/28/2019	$(532)	$521	$521

Total Repurchase Agreements						$(532)	$521	$521

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	0.100%	09/29/2014	10/29/2014	$(15,942)	$(15,942)

Total Reverse Repurchase Agreements					$(15,942)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BCY	0.170%	09/25/2014	10/24/2014	$	(2,503)	$(2,508)
	0.180%	09/16/2014	10/16/2014		(8,874)	(8,888)
	0.200%	09/25/2014	10/09/2014		(3,021)	(3,022)
BPG	0.200%	09/30/2014	10/10/2014		(7,306)	(7,311)
BPS	0.060%	07/15/2014	10/16/2014	EUR	(20,582)	(26,011)
	0.519%	08/14/2014	11/13/2014	GBP	(2,837)	(4,622)
	0.529%	08/14/2014	11/13/2014		(1,839)	(2,943)
	0.679%	09/24/2014	11/13/2014		(7,949)	(12,936)
FOB	0.100%	10/01/2014	10/10/2014	$	(8,424)	(8,431)
	0.170%	09/18/2014	10/02/2014		(1,708)	(1,708)
GSC	0.050%	09/18/2014	10/02/2014		(2,002)	(2,002)
	0.150%	09/18/2014	10/17/2014		(506)	(507)
	0.190%	09/19/2014	10/03/2014		(870)	(870)
MSC	0.050%	09/25/2014	10/02/2014		(2,447)	(2,447)
	0.070%	09/25/2014	10/02/2014		(1,680)	(1,680)
	0.230%	09/24/2014	10/01/2014		(8,289)	(8,289)
MYI	0.060%	08/21/2014	10/16/2014	EUR	(8,232)	(10,410)
TDM	0.180%	09/29/2014	10/10/2014	$	(2,067)	(2,069)
	0.210%	09/23/2014	10/06/2014		(2,463)	(2,465)

Total Sale-Buyback Transactions						$(109,119)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $63,118 at a weighted average interest rate of 0.190%.
(3)	Payable for sale-buyback transactions includes $121 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	10/01/2044	$12,000	$(12,652)	$(12,648)
	Fannie Mae	4.000%	11/01/2044	5,000	(5,251)	(5,254)
	Fannie Mae	4.500%	10/01/2044	5,000	(5,383)	(5,395)
FOB	Fannie Mae	4.000%	11/01/2044	20,000	(20,948)	(21,017)
	Fannie Mae	4.500%	11/01/2044	48,000	(51,646)	(51,667)

Total Short Sales					$(95,880)	$(95,981)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	163

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(g)	Securities with an aggregate market value of $125,050 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
DEU	$0	$(15,942)	$0	$0	$(15,942)	$15,896	$(46)
SSB	521	0	0	0	521	(532)	(11)

Master Securities Forward Transaction Agreement
BCY	0	0	(14,418)	0	(14,418)	14,201	(217)
BOA	0	0	0	(23,297)	(23,297)	0	(23,297)
BPG	0	0	(7,311)	0	(7,311)	7,262	(49)
BPS	0	0	(46,512)	0	(46,512)	46,256	(256)
FOB	0	0	(10,139)	(72,684)	(82,823)	10,026	(72,797)
GSC	0	0	(3,379)	0	(3,379)	3,397	18
MSC	0	0	(12,416)	0	(12,416)	12,466	50
MYI	0	0	(10,410)	0	(10,410)	10,280	(130)
TDM	0	0	(4,534)	0	(4,534)	4,538	4

Total Borrowings and Other Financing Transactions	$521	$(15,942)	$(109,119)	$(95,981)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)		Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$126.500	10/24/2014	61		$(20)		$(6)

Total Written Options					$(20)		$(6)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor March Futures	Short	03/2016	16	$(21)	$0	$(1)
90-Day Eurodollar December Futures	Short	12/2015	694	136	17	0
90-Day Eurodollar June Futures	Short	06/2015	334	(30)	0	0
90-Day Eurodollar March Futures	Long	03/2016	189	(28)	0	(9)
90-Day Eurodollar September Futures	Long	09/2015	112	(0)	0	0
Australia Government 10-Year Bond December Futures	Short	12/2014	26	(32)	2	(3)
Call Options Strike @ EUR 158.000 on Euro-Bund 10-Year Bond December Futures	Long	11/2014	100	(0)	0	0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	111	(78)	0	0
Canada Government 10-Year Bond December Futures	Short	12/2014	249	188	82	(87)
Euro-Bobl December Futures	Long	12/2014	18	8	3	0
Euro-BTP Italy Government Bond December Futures	Long	12/2014	101	162	71	(32)
Euro-Bund 10-Year Bond December Futures	Short	12/2014	459	(573)	0	(159)
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	111	90	0	0
U.S. Treasury 5-Year Note December Futures	Short	12/2014	83	23	4	0
U.S. Treasury 10-Year Note December Futures	Long	12/2014	294	(186)	0	(37)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	334	(457)	0	(135)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2015	431	(6)	9	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	365	8	0	0
United Kingdom Long Gilt December Futures	Long	12/2014	146	(4)	76	0

Total Futures Contracts				$(800)	$264	$(463)

164	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.000%	09/17/2016		$152,700	$(607)	$87	$17	$0
Receive	3-Month USD-LIBOR	1.000%	12/17/2016		16,800	4	26	2	0
Receive	3-Month USD-LIBOR	0.750%	12/17/2016		9,600	50	24	1	0
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		39,500	0	39	7	0
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		94,300	472	165	21	0
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		21,500	(463)	(351)	14	0
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		37,300	(513)	1,572	0	(30)
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		13,200	(546)	(425)	18	0
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		3,800	172	192	0	(4)
Receive	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	AUD	2,000	(71)	(90)	0	(1)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	8,600	(7)	(81)	0	(9)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		3,500	(45)	(119)	0	0
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	87,100	(324)	(515)	0	(17)
Receive	6-Month GBP-LIBOR	1.500%	12/17/2016		30,700	(96)	70	0	(8)
Receive	6-Month GBP-LIBOR	1.500%	03/18/2017		3,500	9	2	0	(1)
Receive	6-Month GBP-LIBOR	2.250%	12/17/2019		11,600	(139)	(111)	0	(35)
Receive	6-Month GBP-LIBOR	3.000%	09/16/2045		2,400	(26)	70	0	(30)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	7,220,000	2,208	2,470	0	(185)
Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	340,300	(59)	(18)	7	0
Pay	28-Day MXN-TIIE	4.310%	09/06/2016		235,800	(42)	(3)	5	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		124,100	(151)	(200)	25	0

Total Swap Agreements						$(174)	$2,804	$117	$(320)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(i)	Securities with an aggregate market value of $8,577 and cash of $577 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability (1)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$264	$117	$381	$(6)	$(463)	$(324)	$(793)

(1)	Unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		GBP	8,543	$		13,971	$122	$0
	10/2014	$		48,512		AUD	54,636	0	(675)
	10/2014			1,065		RUB	40,603	0	(41)
	10/2014			418		TRY	912	0	(19)
	11/2014		AUD	54,636	$		48,397	672	0
	11/2014		EUR	55,971			74,954	4,236	0
	11/2014	$		2,324		CAD	2,605	0	(1)
	11/2014			5,695		CHF	5,448	14	0
	11/2014			18,760		EUR	14,325	0	(661)
	11/2014			13,967		GBP	8,543	0	(122)
	11/2014			19,252		JPY	2,112,000	11	0
	12/2014		MXN	21,480	$		1,640	49	0
	09/2015	$		500		CNY	3,070	0	(10)

BPS	10/2014		BRL	18,632	$		7,792	186	(6)
	10/2014		CAD	3,326			3,033	64	0
	10/2014		GBP	1,422			2,359	53	0
	10/2014		JPY	2,399,700			22,348	468	0
	10/2014		MXN	114,869			8,733	192	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	165

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2014	$		8,010		BRL	18,632	$0	$(398)
	10/2014			19,969		NZD	25,263	0	(248)
	10/2014			3,227		RUB	122,137	0	(147)
	11/2014		CHF	1,052	$		1,164	62	0
	11/2014		EUR	44,527			57,750	1,491	0
	11/2014		JPY	598,800			5,496	35	0
	11/2014		NZD	25,263			19,905	248	0
	11/2014	$		172		CHF	156	0	(8)
	11/2014			12,681		EUR	9,739	0	(376)
	12/2014		MXN	348,567	$		26,188	370	0
	12/2014	$		5,019		MXN	67,174	0	(44)

BRC	10/2014		BRL	3,416	$		1,394	0	(2)
	10/2014		CAD	5,463			5,026	148	0
	10/2014		INR	211,007			3,458	53	0
	10/2014		NZD	23,879			19,844	1,203	0
	10/2014	$		1,513		BRL	3,416	0	(118)
	10/2014			7,360		MYR	23,408	0	(233)
	11/2014		CHF	4,666	$		5,031	142	0
	11/2014		EUR	15,662			20,290	502	0
	11/2014		SEK	8,644			1,250	52	0
	11/2014	$		1,584		CHF	1,440	0	(75)
	11/2014			27,772		EUR	21,044	0	(1,183)
	11/2014			13,363		GBP	8,159	0	(140)
	12/2014		MXN	169,028	$		12,668	148	0
	01/2015		DKK	18,530			3,158	12	0
	04/2015		BRL	8,854			3,658	211	0
	09/2015	$		731		CNY	4,470	0	(18)

CBK	10/2014		BRL	31,958	$		13,818	762	0
	10/2014		GBP	966			1,591	25	0
	10/2014		INR	856,441			13,965	144	0
	10/2014	$		13,066		BRL	31,958	17	(26)
	10/2014		ZAR	1,297	$		121	6	0
	11/2014		EUR	72,860			95,415	3,358	0
	11/2014	$		12,787		CHF	11,961	0	(254)
	11/2014			4,752		DKK	26,398	0	(272)
	11/2014			20,098		EUR	15,120	0	(994)
	12/2014			7,860		MXN	102,789	0	(247)
	01/2015		BRL	30,335	$		12,819	737	0
	01/2015	$		13,741		INR	856,441	0	(170)
	09/2015			4,779		CNY	28,904	0	(163)

DUB	10/2014		AUD	1,694	$		1,519	36	0
	10/2014		BRL	14,811			6,043	0	(8)
	10/2014		DKK	18,556			3,389	241	0
	10/2014		JPY	6,800,700			63,353	1,346	0
	10/2014	$		6,469		BRL	14,811	0	(418)
	10/2014			10,017		JPY	1,070,900	0	(253)
	10/2014			5,796		MYR	18,300	0	(225)
	11/2014		ILS	10,880	$		3,005	50	0
	11/2014	$		51,905		EUR	40,113	0	(1,224)

FBF	10/2014		BRL	16,874	$		7,085	196	(5)
	10/2014	$		7,335		BRL	16,874	0	(441)
	10/2014			1,134		MYR	3,614	0	(34)
	11/2014			2,832		BRL	6,922	0	(29)
	11/2014			22,841		EUR	18,123	57	0
	12/2014			1,208		ILS	4,320	0	(34)
	01/2015		BRL	17,293	$		7,335	447	0

GLM	10/2014		AUD	2,074			1,935	119	0
	10/2014		BRL	13,273			5,730	308	0
	10/2014		JPY	115,825			1,066	10	0
	10/2014		MXN	34,498			2,626	61	0
	10/2014		NZD	1,384			1,130	49	0
	10/2014	$		5,650		BRL	13,273	3	(230)
	10/2014			2,711		CAD	3,002	0	(32)
	10/2014			123,659		JPY	12,872,681	0	(6,288)
	10/2014			3,227		ZAR	34,765	0	(152)
	10/2014		ZAR	6,846	$		642	36	0
	11/2014		AUD	3,002			2,636	13	0
	11/2014		BRL	5,122			2,096	22	0
	11/2014		EUR	689			890	19	0

166	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2014		GBP	3,443	$		5,613	$33	$0
	11/2014		ILS	38,010			10,484	162	0
	11/2014	$		1,730		CHF	1,566	0	(89)
	11/2014			3,374		ILS	12,386	0	(10)
	12/2014		ILS	57,329	$		16,077	502	0
	12/2014		MXN	45,031			3,413	78	0
	12/2014	$		6,582		MXN	88,058	0	(60)
	01/2015			5,323		BRL	13,100	0	(105)
	02/2015		MXN	291,225	$		21,772	272	0
	10/2015		BRL	14,200			5,361	98	0

HUS	10/2014		CAD	341			308	4	0
	10/2014		GBP	872			1,449	35	0
	10/2014		INR	228,227			3,711	28	0
	10/2014		RUB	158,876			4,268	261	0
	10/2014	$		2,848		AUD	3,057	0	(171)
	10/2014			20,933		JPY	2,209,600	0	(786)
	10/2014			4,679		MYR	15,005	0	(110)
	10/2014			986		TRY	2,149	0	(45)
	10/2014			795		ZAR	8,514	0	(42)
	10/2014		ZAR	24,949	$		2,296	89	0
	11/2014		EUR	17,015			22,451	953	0
	12/2014	$		1,163		ILS	4,159	0	(33)
	01/2015		BRL	13,505	$		5,586	208	0

JPM	10/2014		AUD	67,478			61,713	2,633	0
	10/2014		BRL	8,992			3,750	79	(3)
	10/2014		CAD	16,126			14,710	317	0
	10/2014		GBP	628			1,034	16	0
	10/2014		INR	212,161			3,481	58	0
	10/2014		JPY	11,785,757			108,275	814	0
	10/2014		RUB	161,175			4,324	259	0
	10/2014		TRY	8,315			3,829	190	0
	10/2014	$		14,159		AUD	15,468	0	(616)
	10/2014			3,972		BRL	8,992	0	(299)
	10/2014			7,103		GBP	4,339	0	(69)
	10/2014			46,385		JPY	4,948,800	0	(1,262)
	10/2014			4,813		MYR	15,226	0	(177)
	10/2014			1,501		TRY	3,265	0	(72)
	10/2014			3,253		ZAR	35,034	0	(154)
	10/2014		ZAR	51,379	$		4,774	229	0
	11/2014		CHF	28,554			30,627	707	0
	11/2014		GBP	1,758			2,868	19	0
	11/2014		SEK	2,316			326	5	0
	11/2014	$		10,493		CHF	9,797	0	(228)
	11/2014			6,953		EUR	5,207	0	(374)
	11/2014			108,301		JPY	11,785,757	0	(817)
	12/2014		MXN	7,606	$		576	13	0
	12/2014	$		2,329		ILS	8,335	0	(64)
	01/2015		BRL	51,538	$		21,783	1,255	0
	09/2015	$		326		CNY	1,970	0	(11)

MSB	10/2014		BRL	11,465	$		4,973	289	0
	10/2014		EUR	2,870			3,788	163	0
	10/2014		HKD	1,949			251	0	0
	10/2014	$		4,678		BRL	11,465	6	0
	10/2014			13,420		GBP	8,092	0	(302)
	10/2014			4,328		RUB	162,754	0	(224)
	10/2014			968		TRY	2,106	0	(46)
	11/2014			3,159		DKK	18,660	8	0
	12/2014		MXN	25,821	$		1,945	32	0
	09/2015	$		480		CNY	2,953	0	(8)

RBC	10/2014		AUD	4,091	$		3,711	129	0
	10/2014		BRL	4,446			1,814	0	(2)
	10/2014	$		1,988		AUD	2,176	0	(83)
	10/2014			1,934		BRL	4,446	0	(118)
	02/2015		MXN	47,308	$		3,580	88	0

UAG	10/2014		BRL	7,851			3,409	201	0
	10/2014		CNY	40,178			6,482	0	(55)
	10/2014		MYR	75,554			23,237	235	0
	10/2014	$		3,451		BRL	7,851	1	(244)
	10/2014			24,780		INR	1,507,836	0	(446)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	167

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2014		CHF	9,012	$		9,975	$532	$0
	11/2014	$		906		BRL	2,147	0	(36)
	01/2015		BRL	7,659	$		3,298	247	0
	01/2015	$		2,421		BRL	5,800	0	(111)
	01/2015			23,095		MYR	75,554	0	(246)
	06/2015		CNY	330	$		53	0	0
	10/2015		BRL	6,300			2,444	109	0

Total Forward Foreign Currency Contracts								$30,163	$(23,542)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC USD versus JPY	JPY	128.850	12/12/2014	$	40,000	$4	$1

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	9,000	$726	$420

CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		4,500	372	210

								$1,098	$630

Total Purchased Options								$1,102	$631

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	12/17/2014	EUR	8,600	$(22)	$(13)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014		11,200	(21)	(10)

JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014	$	3,800	(5)	(4)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	2,500	(5)	(2)

							$ (53)	$(29)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD	$	0.945	11/26/2014	AUD 2,400	$(11)	$0
	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$ 2,900	(81)	(137)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016	7,600	(137)	(102)
	Put - OTC USD versus JPY		80.000	02/18/2019	6,400	(353)	(183)
	Put - OTC USD versus JPY		80.000	02/28/2019	3,700	(182)	(107)
	Call - OTC USD versus MXN	MXN	13.450	10/15/2014	2,500	(12)	(19)

BPS	Call - OTC USD versus BRL	BRL	2.540	12/15/2014	4,200	(43)	(103)
	Call - OTC USD versus BRL		2.700	05/29/2015	4,600	(115)	(173)

BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	3,300	(79)	(19)
	Put - OTC USD versus JPY		94.750	04/21/2016	3,800	(114)	(41)
	Put - OTC USD versus JPY		97.000	09/08/2016	2,300	(46)	(45)

CBK	Call - OTC USD versus BRL	BRL	2.600	03/11/2015	2,900	(52)	(103)
	Call - OTC USD versus BRL		2.740	06/08/2015	4,300	(97)	(151)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016	2,000	(48)	(18)
	Put - OTC USD versus JPY		95.000	09/08/2016	12,000	(264)	(194)
	Put - OTC USD versus JPY		96.000	09/08/2016	3,400	(81)	(60)

DUB	Put - OTC USD versus JPY		92.000	05/19/2016	4,300	(100)	(39)

GLM	Call - OTC USD versus BRL	BRL	2.388	10/14/2014	1,700	(10)	(56)
	Call - OTC USD versus BRL		2.650	05/29/2015	1,700	(50)	(74)
	Call - OTC USD versus BRL		2.710	06/02/2015	2,300	(70)	(86)
	Call - OTC USD versus BRL		3.150	06/21/2016	6,000	(206)	(337)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	3,900	(88)	(23)

168	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC USD versus BRL	BRL	2.388	10/14/2014	$ 1,700	$(9)	$(56)
	Call - OTC USD versus BRL		2.404	10/14/2014	1,000	(6)	(28)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	8,400	(213)	(49)

MSB	Call - OTC USD versus BRL	BRL	2.385	10/20/2014	6,000	(33)	(222)
	Call - OTC USD versus BRL		2.650	06/08/2015	1,500	(45)	(68)
	Call - OTC USD versus MXN	MXN	13.450	10/09/2014	5,100	(24)	(30)

UAG	Call - OTC AUD versus USD	$	0.945	11/26/2014	AUD 4,500	(18)	(1)
	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	$ 4,800	(131)	(232)

						$(2,718)	$(2,756)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$2,000	$(26)	$(1)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	38,000	$(722)	$(603)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		18,900	(356)	(300)

								$(1,078)	$(903)

Total Written Options								$(3,875)	$(3,689)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	214	$121,400	AUD	0	EUR	0	$(2,249)
Sales	933	242,300		6,900		42,100	(3,269)
Closing Buys	0	(18,300)		0		0	281
Expirations	(845)	(151,000)		0		(19,800)	1,123
Exercised	(241)	(17,400)		0		0	219

Balance at End of Period	61	$177,000	AUD	6,900	EUR	22,300	$(3,895)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Computer Sciences Corp.	(1.160%	)	03/20/2018	0.880%	$ 2,050	$0	$(20)	$0	$(20)

BRC	Historic TW, Inc.	(1.050%	)	03/20/2016	0.094%	1,500	0	(22)	0	(22)

DUB	Cardinal Health, Inc.	(1.000%	)	12/20/2016	0.107%	500	(10)	0	0	(10)
	Cytec Industries, Inc.	(1.000%	)	09/20/2017	0.378%	200	2	(6)	0	(4)

GST	Temple-Inland, Inc.	(6.680%	)	03/20/2016	0.064%	3,500	0	(349)	0	(349)

HUS	Russia Government International Bond	(1.000%	)	09/20/2019	2.459%	3,500	219	10	229	0

							$211	$(387)	$229	$(405)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2019	1.690%	$ 1,100	$(31)	$(4)	$0	$(35)
	Italy Government International Bond	1.000%	06/20/2019	0.968%	100	(2)	2	0	0
	Japan Government International Bond	1.000%	06/20/2018	0.273%	4,500	76	45	121	0

BRC	China Government International Bond	1.000%	03/20/2019	0.727%	1,300	5	11	16	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%	4,200	(77)	90	13	0

CBK	Brazil Government International Bond	1.000%	03/20/2019	1.548%	600	(25)	11	0	(14)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	169

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
DUB	Brazil Government International Bond	1.000%	03/20/2019	1.548%	$ 3,800	$(162)	$74	$0	$(88)
	China Government International Bond	1.000%	03/20/2019	0.727%	300	0	4	4	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%	7,200	(149)	172	23	0
	Japan Government International Bond	1.000%	06/20/2018	0.273%	2,500	44	23	67	0

GST	Brazil Government International Bond	1.000%	03/20/2019	1.548%	400	(18)	8	0	(10)
	Japan Government International Bond	1.000%	06/20/2018	0.273%	10,400	199	81	280	0
	Mexico Government International Bond	1.000%	09/20/2019	0.836%	900	8	(1)	7	0

HUS	Brazil Government International Bond	1.000%	09/20/2019	1.690%	600	(17)	(2)	0	(19)
	Mexico Government International Bond	1.000%	09/20/2019	0.836%	600	5	0	5	0

JPM	Brazil Government International Bond	1.000%	03/20/2019	1.548%	600	(29)	15	0	(14)

MYC	Brazil Government International Bond	1.000%	03/20/2019	1.548%	3,800	(168)	80	0	(88)
	Brazil Government International Bond	1.000%	06/20/2019	1.623%	200	(4)	(1)	0	(5)
	Brazil Government International Bond	1.000%	09/20/2019	1.690%	1,300	(38)	(3)	0	(41)
	China Government International Bond	1.000%	03/20/2019	0.727%	1,000	1	11	12	0
	Japan Government International Bond	1.000%	06/20/2018	0.273%	3,500	63	31	94	0

						$(319)	$647	$642	$(314)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	26,100	$34,417	$(153)	$(1,241)	$0	$(1,394)

CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019		17,700	23,320	(134)	(791)	0	(925)

DUB	Floating rate equal to 3-Month CHF-LIBOR less 0.219% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	4,000	4,283	(16)	(80)	0	(96)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	21,700	28,590	(311)	(823)	0	(1,134)

FBF	Floating rate equal to 3-Month CHF-LIBOR less 0.223% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	2,100	2,242	6	(50)	0	(44)

GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	10,500	13,836	(138)	(413)	0	(551)

170	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
UAG	Floating rate equal to 3-Month CHF-LIBOR less 0.210% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	4,000	$4,274	$1	$(89)	$0	$(88)
	Floating rate equal to 3-Month CHF-LIBOR less 0.225% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	5,900	6,305	7	(138)	0	(131)
	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		4,000	4,266	0	(81)	0	(81)

							$(738)	$(3,706)	$0	$(4,444)

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	330,300	$18	$(76)	$0	$(58)

BPS	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	23,200	(27)	(68)	0	(95)

BRC	Pay	28-Day MXN-TIIE	7.140%	04/26/2034	MXN	12,000	0	8	8	0

DUB	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	38,300	(56)	(102)	0	(158)
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029	MXN	15,000	69	(8)	61	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		11,400	(9)	(9)	0	(18)
	Pay	28-Day MXN-TIIE	6.980%	05/19/2034		13,000	0	(8)	0	(8)

FBF	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	19,400	(24)	(56)	0	(80)
	Pay	28-Day MXN-TIIE	4.620%	09/23/2016	MXN	136,200	0	0	0	0

GLM	Pay	28-Day MXN-TIIE	7.150%	04/27/2034		9,400	0	7	7	0

HUS	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		11,000	54	(9)	45	0

UAG	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	63,000	(41)	(218)	0	(259)
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	44,700	(26)	(26)	0	(52)

							$(42)	$(565)	$121	$(728)

Total Swap Agreements							$(888)	$(4,011)	$992	$(5,891)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(k)	Securities with an aggregate market value of $6,560 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$5,104	$420	$121	$5,645	$(1,529)	$(1,151)	$(113)	$(2,793)	$2,852	$(2,540)	$312
BPS	3,169	0	0	3,169	(1,227)	(276)	(1,489)	(2,992)	177	(1,470)	(1,293)
BRC	2,471	0	37	2,508	(1,769)	(105)	(22)	(1,896)	612	(770)	(158)
CBK	5,049	211	0	5,260	(2,126)	(827)	(939)	(3,892)	1,368	(2,180)	(812)
DUB	1,673	0	155	1,828	(2,128)	(39)	(1,516)	(3,683)	(1,855)	361	(1,494)
FBF	700	0	0	700	(543)	0	(124)	(667)	33	0	33
GLM	1,785	0	7	1,792	(6,966)	(576)	(551)	(8,093)	(6,301)	5,335	(966)
GST	0	0	287	287	0	(23)	(359)	(382)	(95)	216	121
HUS	1,578	0	279	1,857	(1,187)	0	(19)	(1,206)	651	(620)	31
JPM	6,594	0	0	6,594	(4,146)	(139)	(14)	(4,299)	2,295	(2,480)	(185)
MSB	498	0	0	498	(580)	(320)	0	(900)	(402)	264	(138)
MYC	0	0	106	106	0	0	(134)	(134)	(28)	(105)	(133)
RBC	217	0	0	217	(203)	0	0	(203)	14	0	14
UAG	1,325	0	0	1,325	(1,138)	(233)	(611)	(1,982)	(657)	384	(273)

Total Over the Counter	$30,163	$631	$992	$31,786	$(23,542)	$(3,689)	$(5,891)	$(33,122)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	171

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$264	$264
Swap Agreements	0	0	0	0	117	117

	$0	$0	$0	$0	$381	$381

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$30,163	$0	$30,163
Purchased Options	0	0	0	1	630	631
Swap Agreements	0	871	0	0	121	992

	$0	$871	$0	$30,164	$751	$31,786

	$0	$871	$0	$30,164	$1,132	$32,167

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$6	$6
Futures	0	0	0	0	463	463
Swap Agreements	0	0	0	0	324	324

	$0	$0	$0	$0	$793	$793

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$23,542	$0	$23,542
Written Options	0	29	0	2,756	904	3,689
Swap Agreements	0	719	0	4,444	728	5,891

	$0	$748	$0	$30,742	$1,632	$33,122

	$0	$748	$0	$30,742	$2,425	$33,915

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$205	$205
Futures	0	0	0	0	(2,271)	(2,271)
Swap Agreements	0	89	0	0	(4,339)	(4,250)

	$0	$89	$0	$0	$(6,405)	$(6,316)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8,877)	$0	$(8,877)
Written Options	0	18	0	955	42	1,015
Swap Agreements	0	539	0	(90)	2,059	2,508

	$0	$557	$0	$(8,012)	$2,101	$(5,354)

	$0	$646	$0	$(8,012)	$(4,304)	$(11,670)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$13	$13
Futures	0	0	0	0	(1,139)	(1,139)
Swap Agreements	0	0	0	0	2,296	2,296

	$0	$0	$0	$0	$1,170	$1,170

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15,011	$0	$15,011
Purchased Options	0	0	0	(3)	(723)	(726)
Written Options	0	24	0	(256)	674	442
Swap Agreements	0	184	0	(3,707)	(1,338)	(4,861)

	$0	$208	$0	$11,045	$(1,387)	$9,866

	$0	$208	$0	$11,045	$(217)	$11,036

172	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$9,827	$0	$9,827
Mortgage-Backed Securities	0	6,301	0	6,301
Sovereign Issues	0	7,270	0	7,270
Brazil
Corporate Bonds & Notes	0	5,189	0	5,189
Sovereign Issues	0	58,157	0	58,157
Canada
Sovereign Issues	0	18,490	0	18,490
Cayman Islands
Asset-Backed Securities	0	647	0	647
China
Sovereign Issues	0	341	0	341
Denmark
Corporate Bonds & Notes	0	157	0	157
France
Corporate Bonds & Notes	0	876	0	876
Sovereign Issues	0	74,983	0	74,983
Germany
Corporate Bonds & Notes	0	16,522	0	16,522
Sovereign Issues	0	1,647	0	1,647
Ireland
Asset-Backed Securities	0	2,136	0	2,136
Corporate Bonds & Notes	0	10,160	0	10,160
Mortgage-Backed Securities	0	56	0	56
Italy
Asset-Backed Securities	0	1,274	0	1,274
Corporate Bonds & Notes	0	6,132	0	6,132
Mortgage-Backed Securities	0	3,920	0	3,920
Sovereign Issues	0	98,331	0	98,331
Japan
Sovereign Issues	0	26,279	0	26,279
Luxembourg
Asset-Backed Securities	0	1,094	0	1,094
Mexico
Sovereign Issues	0	44,230	0	44,230
New Zealand
Sovereign Issues	0	18,525	0	18,525
Norway
Corporate Bonds & Notes	0	8,118	0	8,118
Slovenia
Sovereign Issues	0	17,159	0	17,159
Spain
Corporate Bonds & Notes	0	8,362	0	8,362
Sovereign Issues	0	77,488	0	77,488
Supranational
Corporate Bonds & Notes	0	13,194	0	13,194
Sweden
Corporate Bonds & Notes	0	2,903	0	2,903
Sovereign Issues	0	1,593	0	1,593

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
United Kingdom
Bank Loan Obligations	$0	$4,777	$0	$4,777
Corporate Bonds & Notes	0	4,531	0	4,531
Mortgage-Backed Securities	0	10,414	0	10,414
Sovereign Issues	0	43,451	0	43,451
United States
Asset-Backed Securities	0	8,591	0	8,591
Corporate Bonds & Notes	0	16,345	1,601	17,946
Mortgage-Backed Securities	0	62,580	105	62,685
Preferred Securities	220	0	0	220
U.S. Government Agencies	0	102,681	46	102,727
U.S. Treasury Obligations	0	93,243	0	93,243
Short-Term Instruments
Certificates of Deposit	0	5,046	0	5,046
Commercial Paper	0	1,562	0	1,562
Repurchase Agreements	0	521	0	521
Greece Treasury Bills	0	12,473	0	12,473
Mexico Treasury Bills	0	27,346	0	27,346
U.S. Treasury Bills	0	396	0	396
	$220	$935,318	$1,752	$937,290

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,067	$0	$0	$13,067

Total Investments	$13,287	$935,318	$1,752	$950,357

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(95,981)	$0	$(95,981)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	264	117	0	381
Over the counter	0	31,786	0	31,786
	$264	$31,903	$0	$32,167

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(463)	(326)	0	(789)
Over the counter	0	(33,122)	0	(33,122)
	$(463)	$(33,448)	$0	$(33,911)

Totals	$13,088	$837,792	$1,752	$852,632

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	173

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.4%

AUSTRALIA 1.0%

CORPORATE BONDS & NOTES 0.4%
Westpac Banking Corp.
2.700% due 12/09/2014		$1,800	$1,808

MORTGAGE-BACKED SECURITIES 0.1%
Puma Finance Pty. Ltd.
0.374% due 02/21/2038		101	101
3.040% due 08/22/2037	AUD	39	34
Swan Trust
3.953% due 04/25/2041		362	320
Torrens Trust
3.290% due 10/19/2038		143	124

			579

SOVEREIGN ISSUES 0.5%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)		607	598
4.000% due 05/20/2026		1,000	874
Queensland Treasury Corp.
4.250% due 07/21/2023		1,100	990

			2,462

Total Australia (Cost $5,042)			4,849

BRAZIL 7.2%

CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
3.115% due 03/17/2020		$1,700	1,735
3.250% due 03/17/2017		900	913

			2,648

SOVEREIGN ISSUES 6.7%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		1,000	1,006
5.750% due 09/26/2023		700	749
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	22,800	8,464
10.000% due 01/01/2025		64,500	22,992

			33,211

Total Brazil (Cost $38,892)			35,859

CANADA 2.2%

CORPORATE BONDS & NOTES 0.1%
Caisse Centrale Desjardins
2.550% due 03/24/2016		$500	514

SOVEREIGN ISSUES 2.1%
Province of British Columbia
4.300% due 06/18/2042	CAD	100	103
Province of Ontario
2.100% due 09/08/2018		700	632
2.450% due 06/29/2022		$500	490
3.150% due 06/02/2022	CAD	3,300	3,041
3.450% due 06/02/2045		1,200	1,042
3.500% due 06/02/2024		3,100	2,887
4.000% due 10/07/2019		$400	436
Province of Quebec
2.750% due 08/25/2021		700	706
4.250% due 12/01/2021	CAD	700	692

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.125% due 11/14/2016		$300	$327

			10,356

Total Canada (Cost $11,435)			10,870

CAYMAN ISLANDS 0.2%

ASSET-BACKED SECURITIES 0.2%
Four Corners CLO Ltd.
0.505% due 01/26/2020		$750	746
Halcyon Structured Asset Management Long/Short Ltd.
0.462% due 08/07/2021		182	182
Madison Park Funding Ltd.
0.503% due 05/10/2019		3	3
Stanfield Bristol CLO Ltd.
0.494% due 10/15/2019		22	22

Total Cayman Islands (Cost $939)			953

CHINA 0.2%

CORPORATE BONDS & NOTES 0.2%
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		$900	898

Total China (Cost $898)			898

DENMARK 0.3%

CORPORATE BONDS & NOTES 0.3%
Nykredit Realkredit A/S
2.000% due 01/01/2015	DKK	5,900	1,005
6.000% due 10/01/2029		60	12
Realkredit Danmark A/S
1.300% due 01/01/2038		528	94
2.000% due 01/01/2015		3,700	630

Total Denmark (Cost $1,845)			1,741

FRANCE 9.9%

SOVEREIGN ISSUES 9.9%
France Government Bond
1.000% due 05/25/2018	EUR	20,200	26,347
1.750% due 05/25/2023		900	1,208
1.750% due 11/25/2024		4,200	5,539
3.000% due 04/25/2022		1,200	1,762
3.250% due 05/25/2045		3,100	4,680
3.500% due 04/25/2026		800	1,226
4.000% due 10/25/2038		1,300	2,191
4.500% due 04/25/2041		2,700	4,941
4.750% due 04/25/2035		800	1,463

Total France (Cost $48,471)			49,357

GERMANY 1.1%

CORPORATE BONDS & NOTES 0.9%
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	800	728
KFW
2.750% due 09/07/2015	GBP	1,400	2,313
Landwirtschaftliche Rentenbank
5.375% due 04/23/2024	NZD	1,400	1,132
7.000% due 05/10/2017		200	165

			4,338

SOVEREIGN ISSUES 0.2%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	619	823

Total Germany (Cost $5,297)			5,161

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GREECE 0.5%

CORPORATE BONDS & NOTES 0.5%
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,700	$2,245

Total Greece (Cost $2,336)			2,245

IRELAND 1.1%

ASSET-BACKED SECURITIES 0.1%
Mercator CLO PLC
0.433% due 02/18/2024	EUR	410	515

CORPORATE BONDS & NOTES 0.8%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		500	659
4.375% due 01/18/2022		2,000	3,159

			3,818

MORTGAGE-BACKED SECURITIES 0.2%
Opera Germany PLC
0.421% due 10/20/2014		731	921

Total Ireland (Cost $5,099)			5,254

ITALY 7.5%

ASSET-BACKED SECURITIES 0.2%
Berica Asset-Backed Security SRL
0.382% due 12/31/2055	EUR	789	991

CORPORATE BONDS & NOTES 1.9%
Banca Carige SpA
3.875% due 10/24/2018		2,600	3,623
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2019		1,530	2,205
Banco Popolare SC
3.500% due 03/14/2019		2,100	2,755
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$700	716

			9,299

MORTGAGE-BACKED SECURITIES 0.3%
Berica Residential MBS SRL
0.616% due 03/31/2048	EUR	1,385	1,711

SOVEREIGN ISSUES 5.1%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)		1,101	1,452
3.750% due 09/01/2024		700	993
4.500% due 05/01/2023		6,100	9,152
4.750% due 09/01/2021		400	607
4.750% due 09/01/2028		1,700	2,600
4.750% due 09/01/2044		800	1,215
5.500% due 09/01/2022		4,900	7,792
5.500% due 11/01/2022		300	477
Italy Government International Bond
6.000% due 08/04/2028	GBP	600	1,149

			25,437

Total Italy (Cost $37,672)			37,438

174	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN 8.9%

SOVEREIGN ISSUES 8.9%
Japan Government International Bond
1.600% due 03/20/2033	JPY	1,620,000	$15,704
1.700% due 09/20/2032		2,910,000	28,725

Total Japan (Cost $47,206)			44,429

MEXICO 5.1%

SOVEREIGN ISSUES 5.1%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	59,100	4,376
7.500% due 06/03/2027		53,400	4,358
7.750% due 05/29/2031		96,650	7,962
7.750% due 11/23/2034		9,400	776
8.000% due 12/07/2023		40,000	3,379
8.500% due 11/18/2038		10,000	883
9.500% due 12/18/2014		10,000	756
10.000% due 12/05/2024		28,100	2,707

Total Mexico (Cost $25,929)			25,197

NETHERLANDS 0.5%

ASSET-BACKED SECURITIES 0.1%
Cadogan Square CLO BV
0.536% due 01/17/2023	EUR	291	365

CORPORATE BONDS & NOTES 0.4%
Telefonica Europe BV
6.500% due 09/18/2018 (d)		1,300	1,787

Total Netherlands (Cost $2,281)			2,152

NEW ZEALAND 1.6%

SOVEREIGN ISSUES 1.6%
New Zealand Government Bond
2.000% due 09/20/2025 (c)	NZD	4,677	3,529
5.500% due 04/15/2023		2,100	1,799
6.000% due 12/15/2017		1,300	1,079
6.000% due 05/15/2021		1,700	1,474

Total New Zealand (Cost $8,500)			7,881

NORWAY 1.1%

CORPORATE BONDS & NOTES 0.6%
Eksportfinans ASA
2.375% due 05/25/2016		$1,500	1,506
3.000% due 11/17/2014		900	903
5.500% due 05/25/2016		500	528

			2,937

SOVEREIGN ISSUES 0.5%
Kommunalbanken A/S
0.614% due 03/27/2017		2,400	2,418

Total Norway (Cost $5,211)			5,355

PORTUGAL 0.3%

CORPORATE BONDS & NOTES 0.3%
Novo Banco S.A.
3.375% due 02/17/2016	EUR	1,000	1,275

Total Portugal (Cost $1,303)			1,275

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLOVENIA 2.2%

SOVEREIGN ISSUES 2.2%
Slovenia Government International Bond
4.125% due 02/18/2019		$1,700	$1,774
4.700% due 11/01/2016	EUR	3,500	4,774
4.750% due 05/10/2018		$2,500	2,678
5.250% due 02/18/2024		900	963
5.850% due 05/10/2023		600	671

Total Slovenia (Cost $10,732)			10,860

SPAIN 9.1%

CORPORATE BONDS & NOTES 0.1%
Cedulas Fondo de Titulizacion de Activos
3.875% due 05/23/2025	EUR	200	288

SOVEREIGN ISSUES 9.0%
Spain Government International Bond
2.750% due 10/31/2024		1,900	2,522
3.800% due 04/30/2024		13,300	19,326
4.400% due 10/31/2023		4,900	7,449
4.800% due 01/31/2024		1,900	2,971
5.400% due 01/31/2023		6,600	10,656
Xunta de Galicia
6.131% due 04/03/2018		1,300	1,933

			44,857

Total Spain (Cost $45,231)			45,145

SUPRANATIONAL 1.2%

CORPORATE BONDS & NOTES 1.2%
European Union
2.750% due 06/03/2016	EUR	1,800	2,379
3.500% due 06/04/2021		2,085	3,143
International Bank for Reconstruction & Development
4.500% due 08/16/2016	NZD	700	551

Total Supranational (Cost $5,927)			6,073

SWEDEN 0.6%

CORPORATE BONDS & NOTES 0.5%
Stadshypotek AB
3.000% due 03/21/2018	SEK	2,000	298
4.250% due 10/10/2017	AUD	1,700	1,519
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	3,500	532

			2,349

SOVEREIGN ISSUES 0.1%
Sweden Government International Bond
4.250% due 03/12/2019		3,700	596

Total Sweden (Cost $3,269)			2,945

UNITED KINGDOM 9.6%

ASSET-BACKED SECURITIES 0.5%
Motor PLC
0.635% due 08/25/2021		$2,559	2,564

BANK LOAN OBLIGATIONS 0.5%
Virgin Media Bristol LLC
3.500% due 06/07/2020		2,400	2,340

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.0%
Barclays Bank PLC
2.250% due 05/10/2017		$1,000	$1,025
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	200	380
11.875% due 12/16/2021	EUR	750	1,160
Pearson Dollar Finance PLC
6.250% due 05/06/2018		$1,275	1,443
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	101
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		900	909

			5,018

MORTGAGE-BACKED SECURITIES 2.8%
Eurosail PLC
0.683% due 03/13/2045	GBP	105	170
0.719% due 06/10/2044		196	311
Fosse Master Issuer PLC
2.658% due 10/18/2054		1,100	1,810
Granite Mortgages PLC
0.886% due 06/20/2044		384	622
Hercules Eclipse PLC
0.798% due 10/25/2018		1,494	2,372
Lanark Master Issuer PLC
1.635% due 12/22/2054		$734	744
Leek Finance PLC
0.493% due 09/21/2038		2,547	2,649
Newgate Funding PLC
1.563% due 12/15/2050	GBP	784	1,241
1.813% due 12/15/2050		392	593
ResLoc UK PLC
0.723% due 12/15/2043		2,290	3,546

			14,058

SOVEREIGN ISSUES 4.8%
United Kingdom Gilt
2.250% due 09/07/2023		1,500	2,420
2.750% due 09/07/2024		1,200	2,001
3.250% due 01/22/2044 (f)		7,300	12,266
3.500% due 01/22/2045		300	528
4.250% due 06/07/2032		400	775
4.250% due 03/07/2036		200	390
4.250% due 12/07/2040 (f)		1,800	3,567
4.500% due 09/07/2034 (f)		700	1,406
4.750% due 12/07/2038		300	635

			23,988

Total United Kingdom (Cost $45,621)			47,968

UNITED STATES 27.7%

ASSET-BACKED SECURITIES 2.9%
AFC Home Equity Loan Trust
0.865% due 12/22/2027		$1	1
Amortizing Residential Collateral Trust
0.855% due 10/25/2031		8	7
Amresco Residential Securities Corp. Mortgage Loan Trust
1.095% due 06/25/2029		9	8
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.515% due 10/25/2035		2,000	1,854
Bear Stearns Asset-Backed Securities Trust
0.435% due 04/25/2036		3,500	3,284
0.815% due 10/25/2032		3	3

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	175

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates
0.335% due 09/25/2036	$72	$71
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032	6	6
EMC Mortgage Loan Trust
0.605% due 05/25/2043	615	588
First Alliance Mortgage Loan Trust
0.156% due 12/20/2027	21	20
GSAMP Trust
1.025% due 11/25/2034	937	868
Home Equity Asset Trust
0.340% due 07/25/2037	1,644	1,554
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	133	77
JPMorgan Mortgage Acquisition Trust
0.215% due 03/25/2047	50	48
Long Beach Mortgage Loan Trust
0.625% due 08/25/2035	123	122
MASTR Specialized Loan Trust
0.525% due 01/25/2037	1,628	1,069
Merrill Lynch Mortgage Investors Trust
0.635% due 05/25/2036	100	90
Mid-State Trust
8.330% due 04/01/2030	101	103
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	2,660	1,556
Renaissance Home Equity Loan Trust
0.655% due 12/25/2033	19	18
Residential Asset Mortgage Products Trust
0.715% due 06/25/2032	6	6
Residential Asset Securities Corp. Trust
0.655% due 07/25/2032 ^	13	11
0.950% due 01/25/2035	252	238
SLC Student Loan Trust
0.684% due 06/15/2017	22	22
SLM Student Loan Trust
1.734% due 04/25/2023	899	933
Specialty Underwriting & Residential Finance Trust
0.305% due 06/25/2037	727	427
0.655% due 06/25/2036	700	682
Structured Asset Investment Loan Trust
1.055% due 09/25/2034	986	948

		14,614

CORPORATE BONDS & NOTES 2.1%
Ally Financial, Inc.
4.625% due 06/26/2015	2,400	2,439
Bank of America Corp.
1.303% due 03/22/2018	3,900	3,976
Burlington Northern Santa Fe LLC
5.750% due 03/15/2018	446	505
Citigroup, Inc.
5.500% due 10/15/2014	157	157
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	331	359
Health Care REIT, Inc.
5.875% due 05/15/2015	400	413
International Lease Finance Corp.
6.750% due 09/01/2016	600	649
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2018 ^	700	145
Lennar Corp.
5.600% due 05/31/2015	500	513
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	56	59

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Masco Corp.
5.850% due 03/15/2017	$1,000	$1,090
6.125% due 10/03/2016	300	324

		10,629

MORTGAGE-BACKED SECURITIES 4.0%
American Home Mortgage Assets Trust
0.345% due 05/25/2046	318	242
Banc of America Mortgage Trust
2.653% due 06/25/2035	375	360
BCAP LLC Trust
0.895% due 01/26/2047	69	61
5.250% due 08/26/2037	110	115
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 08/25/2035	118	120
2.475% due 08/25/2033	15	15
2.483% due 05/25/2034	15	14
2.498% due 10/25/2033	17	17
2.528% due 03/25/2035	16	16
2.649% due 05/25/2034	35	34
2.656% due 09/25/2034	184	174
2.926% due 05/25/2047 ^	395	343
3.034% due 11/25/2034	12	13
Bear Stearns ALT-A Trust
0.315% due 02/25/2034	83	77
2.555% due 05/25/2035	24	25
2.613% due 11/25/2035 ^	676	531
2.701% due 08/25/2036 ^	228	170
Bear Stearns Structured Products, Inc.
2.509% due 01/26/2036	166	132
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035	61	62
2.773% due 09/25/2037 ^	393	334
Commercial Mortgage Trust
1.922% due 01/10/2046 (a)	4,888	431
Countrywide Alternative Loan Trust
0.334% due 02/20/2047	418	317
0.364% due 07/20/2046 ^	329	230
0.435% due 02/25/2037	476	386
0.505% due 05/25/2037 ^	233	156
1.615% due 11/25/2035	69	55
2.155% due 11/25/2035	23	19
2.665% due 02/25/2037 ^	110	99
5.250% due 06/25/2035 ^	35	32
5.317% due 11/25/2035 ^	327	271
6.250% due 08/25/2037 ^	47	39
6.500% due 06/25/2036 ^	97	79
Countrywide Home Loan Mortgage Pass-Through Trust
0.355% due 04/25/2046	515	456
0.915% due 09/25/2034	55	54
2.341% due 04/20/2035	9	9
2.493% due 08/25/2034	120	106
2.624% due 08/25/2034	13	12
Countrywide Home Loan Reperforming Trust
0.495% due 06/25/2035	219	197
Credit Suisse First Boston Mortgage Securities Corp.
2.472% due 08/25/2033	24	24
6.500% due 04/25/2033	6	6
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^	228	132
DBUBS Mortgage Trust
0.320% due 11/10/2046 (a)	900	16
1.549% due 11/10/2046 (a)	2,341	63
Deutsche ALT-A Securities, Inc.
0.295% due 07/25/2047	1,146	984

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Extended Stay America Trust
1.213% due 12/05/2031 (a)	$4,000	$60
Greenpoint Mortgage Funding Trust
0.425% due 11/25/2045	12	10
GS Mortgage Securities Trust
1.888% due 02/10/2046 (a)	2,926	292
2.530% due 11/10/2045 (a)	2,441	299
GSR Mortgage Loan Trust
1.864% due 03/25/2033	13	13
2.216% due 06/25/2034	29	29
2.865% due 01/25/2035	82	81
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
0.494% due 06/20/2035	38	37
0.965% due 12/19/2036 ^	154	128
2.482% due 05/19/2033	52	53
Impac CMB Trust
0.875% due 10/25/2034	1,077	949
1.155% due 07/25/2033	10	10
IndyMac Mortgage Loan Trust
4.549% due 09/25/2035	151	135
JPMorgan Mortgage Trust
1.990% due 11/25/2033	15	15
5.035% due 10/25/2035	63	63
MASTR Alternative Loan Trust
0.555% due 03/25/2036	57	17
Merrill Lynch Mortgage Investors Trust
0.405% due 08/25/2036	47	45
2.127% due 02/25/2036	270	272
2.220% due 02/25/2033	19	18
2.462% due 02/25/2036	107	102
2.790% due 05/25/2033	28	29
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	357	280
Residential Accredit Loans, Inc. Trust
0.305% due 02/25/2047	474	279
0.335% due 06/25/2046	458	211
1.615% due 08/25/2035	498	443
Residential Asset Securitization Trust
0.555% due 01/25/2046 ^	94	51
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	3	3
Royal Bank of Scotland Capital Funding Trust
6.241% due 12/16/2049	183	194
Sequoia Mortgage Trust
0.354% due 07/20/2036	642	607
0.504% due 07/20/2033	88	84
Structured Adjustable Rate Mortgage Loan Trust
2.463% due 04/25/2034	51	51
2.473% due 02/25/2034	19	20
2.486% due 09/25/2035	637	577
Structured Asset Mortgage Investments Trust
0.365% due 05/25/2046	110	84
0.375% due 05/25/2036	279	210
0.375% due 09/25/2047	500	395
0.443% due 07/19/2034	24	24
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	329	218
Thornburg Mortgage Securities Trust
1.405% due 06/25/2037	521	460
1.405% due 06/25/2047	82	75
5.750% due 06/25/2037	598	607
5.750% due 06/25/2047	163	146
6.036% due 09/25/2037	264	276
WaMu Mortgage Pass-Through Certificates Trust
0.445% due 07/25/2045	1,329	1,277
0.465% due 01/25/2045	53	51

176	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.926% due 02/27/2034	$39	$39
2.049% due 12/25/2036 ^	1,156	1,022
2.359% due 12/25/2035	708	680
2.364% due 08/25/2035	84	84
2.443% due 06/25/2033	15	15
Washington Mutual Mortgage Loan Trust
1.314% due 05/25/2041	4	4
Washington Mutual Mortgage Pass-Through Certificates Trust
1.055% due 07/25/2046 ^	79	48
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	293	267
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 04/25/2036	254	256
2.619% due 06/25/2035	478	485
6.000% due 07/25/2036 ^	297	302
Wells Fargo-RBS Commercial Mortgage Trust
1.639% due 03/15/2045 (a)	7,301	554

		20,065

	SHARES
PREFERRED SECURITIES 0.0%
Navient LLC CPI Linked Security
4.122% due 01/16/2018	1,800	44

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 9.2%
Fannie Mae
0.255% due 01/25/2021	$7	7
0.355% due 10/27/2037	1,000	998
0.655% due 12/25/2040	505	512
0.735% due 06/25/2041	1,270	1,284
0.755% due 11/25/2020	1,109	1,122
2.006% due 12/01/2034	67	70
2.485% due 11/01/2034	128	138
3.500% due 10/01/2029	29,000	30,489
4.295% due 06/01/2021	3,148	3,475
6.000% due 04/25/2043 - 07/25/2044	198	221
6.500% due 11/25/2042	161	181
Freddie Mac
0.604% due 12/15/2031	1	1
0.754% due 12/15/2037	108	110
1.174% due 11/25/2022 (a)	3,380	229
1.318% due 10/25/2044	183	189
Ginnie Mae
0.754% due 02/16/2030	26	26
0.804% due 02/16/2030	25	25

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.625% due 11/20/2021 - 06/20/2030	$66	$68
2.000% due 07/20/2022 - 05/20/2030	40	42
6.000% due 08/20/2034	910	1,022
NCUA Guaranteed Notes
0.526% due 11/06/2017	2,731	2,737
0.716% due 12/08/2020	1,192	1,202
Small Business Administration
5.600% due 09/01/2028	475	529
Tennessee Valley Authority
5.880% due 04/01/2036	637	833

		45,510

U.S. TREASURY OBLIGATIONS 9.5%
U.S. Treasury Bonds
2.750% due 11/15/2042	700	641
3.125% due 11/15/2041	1,400	1,389
3.125% due 08/15/2044 (f)	1,300	1,279
3.375% due 05/15/2044	300	310
3.625% due 08/15/2043	2,100	2,271
3.625% due 02/15/2044 (f)	9,100	9,838
3.750% due 11/15/2043	2,600	2,875
4.500% due 08/15/2039	200	248
6.250% due 05/15/2030	600	857
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (h)	104	101
0.125% due 01/15/2023 (h)	2,064	2,000
1.375% due 01/15/2020 (h)	220	235
1.375% due 02/15/2044	204	219
1.750% due 01/15/2028	1,820	2,030
2.375% due 01/15/2027	354	420
2.500% due 01/15/2029	666	814
3.875% due 04/15/2029	1,015	1,434
U.S. Treasury Notes
1.500% due 08/31/2018 (h)(j)	4,000	3,999
1.625% due 08/15/2022	100	95
1.750% due 10/31/2020 (j)	800	785
2.000% due 11/30/2020	1,500	1,492
2.375% due 08/15/2024 (f)	1,200	1,187
2.500% due 08/15/2023 (f)(j)	7,600	7,649
2.500% due 05/15/2024 (f)	1,800	1,802
2.750% due 11/15/2023	3,100	3,179

		47,149

Total United States (Cost $134,372)		138,011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 11.3%

CERTIFICATES OF DEPOSIT 0.4%
Intesa Sanpaolo SpA
1.614% due 04/11/2016		$2,000	$2,018

COMMERCIAL PAPER 0.2%
Greensill Capital SCF S.A.
5.830% due 03/04/2015 (e)		1,000	977

GREECE TREASURY BILLS 0.3%
1.773% due 10/17/2014	EUR	1,000	1,262

MEXICO TREASURY BILLS 10.4%
3.533% due 10/16/2014 - 02/05/2015 (b)	MXN	700,000	51,832

U.S. TREASURY BILLS 0.0%
0.036% due 10/16/2014 - 11/06/2014 (b)(h)		$62	62

Total Short-Term Instruments (Cost $57,580)			56,151

Total Investments in Securities (Cost $551,088)			548,067

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio		1,985	20
PIMCO Short-Term Floating NAV Portfolio III		1,667	17

Total Short-Term Instruments (Cost $37)			37

Total Investments in Affiliates (Cost $37)			37

Total Investments 110.4% (Cost $551,125)			$548,104

Financial Derivative Instruments (g)(i) 2.6% (Cost or Premiums, net $(2,094))			12,839

Other Assets and Liabilities, net (13.0%)			(64,328)

Net Assets 100.0%			$496,615

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Greensill Capital SCF S.A.	5.830%	03/04/2015	09/03/2014	$976	$977	0.20%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	177

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
JPS	0.170%	09/17/2014	10/01/2014	$(2,221)	$(2,221)

Total Reverse Repurchase Agreements					$(2,221)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Sale-Buyback Transactions (2)
BCY	0.170%	09/25/2014	10/24/2014	$	(3,109)	$(3,116)
BPS	0.519%	08/14/2014	11/13/2014	GBP	(4,650)	(7,573)
	0.529%	08/14/2014	11/13/2014		(865)	(1,384)
FOB	0.100%	10/01/2014	10/02/2014	$	(2,844)	(2,845)
	0.170%	09/16/2014	10/07/2014		(1,804)	(1,805)
GSC	0.250%	09/26/2014	10/10/2014		(1,312)	(1,313)
MSC	0.070%	09/25/2014	10/02/2014		(1,186)	(1,186)
	0.160%	09/26/2014	10/03/2014		(1,280)	(1,280)

Total Sale-Buyback Transactions						$(20,502)

(1)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $10,213 at a weighted average interest rate of 0.404%.
(2)	Payable for sale-buyback transactions includes $39 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	11/01/2044	$5,000	$(5,252)	$(5,254)
BPG	Fannie Mae	4.000%	11/01/2044	3,000	(3,154)	(3,153)
FOB	Fannie Mae	4.000%	11/01/2044	10,000	(10,495)	(10,509)
	Fannie Mae	4.500%	11/01/2044	29,000	(31,175)	(31,215)

Total Short Sales					$(50,076)	$(50,131)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(f)	Securities with an aggregate market value of $22,863 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
JPS	$0	$(2,221)	$0	$0	$(2,221)	$2,270	$49

Master Securities Forward Transaction Agreement
BCY	0	0	(3,116)	0	(3,116)	3,135	19
BOA	0	0	0	(5,254)	(5,254)	0	(5,254)
BPG	0	0	0	(3,153)	(3,153)	0	(3,153)
BPS	0	0	(8,957)	0	(8,957)	9,070	113
FOB	0	0	(4,650)	(41,724)	(46,374)	4,613	(41,761)
GSC	0	0	(1,313)	0	(1,313)	1,308	(5)
MSC	0	0	(2,466)	0	(2,466)	2,466	0

Total Borrowings and Other Financing Transactions	$0	$(2,221)	$(20,502)	$(50,131)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

178	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$126.500	10/24/2014	37	$(12)	$(4)

Total Written Options				$(12)	$(4)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	307	$60	$8	$0
90-Day Eurodollar June Futures	Short	06/2015	124	(11)	0	0
90-Day Eurodollar March Futures	Long	03/2016	96	(14)	0	(5)
90-Day Eurodollar September Futures	Long	09/2015	64	0	0	0
Australia Government 3-Year Bond December Futures	Long	12/2014	150	59	16	0
Call Options Strike @ EUR 158.000 on Euro-Bund 10-Year Bond December Futures	Long	11/2014	300	0	0	0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	61	(43)	0	0
Canada Government 10-Year Bond December Futures	Short	12/2014	155	116	51	(54)
Euro-Bobl December Futures	Long	12/2014	22	10	3	0
Euro-BTP Italy Government Bond December Futures	Long	12/2014	275	494	194	(87)
Euro-Bund 10-Year Bond December Futures	Short	12/2014	332	(392)	0	(109)
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	61	49	0	0
U.S. Treasury 5-Year Note December Futures	Short	12/2014	29	8	1	0
U.S. Treasury 10-Year Note December Futures	Long	12/2014	136	(85)	0	(17)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	232	(322)	0	(94)
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2014	6	0	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2015	298	(4)	6	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	243	(4)	0	0
United Kingdom Long Gilt December Futures	Long	12/2014	90	(2)	47	0

Total Futures Contracts				$(81)	$326	$(366)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.000%	09/17/2016	$	89,600	$(356)	$51	$10	$0
Receive	3-Month USD-LIBOR	0.750%	12/17/2016		8,800	46	8	1	0
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		44,300	222	72	10	0
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		12,600	(272)	(215)	8	0
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		19,900	(274)	839	0	(16)
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		7,000	(289)	(198)	10	0
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		3,300	149	167	0	(3)
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		2,600	(64)	(36)	4	0
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		500	27	25	0	(3)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	5,000	(4)	(47)	0	(5)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		2,200	(28)	(75)	0	0
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	47,600	(177)	(331)	0	(10)
Receive	6-Month GBP-LIBOR	1.500%	12/17/2016		17,300	(54)	39	0	(4)
Receive	6-Month GBP-LIBOR	1.500%	03/18/2017		2,100	5	1	0	(1)
Receive	6-Month GBP-LIBOR	2.250%	12/17/2019		6,900	(83)	(66)	0	(21)
Receive	6-Month GBP-LIBOR	3.000%	09/16/2045		600	(6)	17	0	(7)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	1,230,000	376	407	0	(32)
Pay	28-Day MXN-TIIE	5.640%	06/04/2021	MXN	6,000	(6)	(6)	1	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		70,100	(85)	(113)	14	0

						$(873)	$539	$58	$(102)

Total Swap Agreements						$(873)	$539	$58	$(102)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	179

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(h)	Securities with an aggregate market value of $6,018 and cash of $329 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$326	$58	$384	$(4)	$(366)	$(102)	$(472)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		CAD	7,109	$		6,452	$107	$0
	10/2014		EUR	1,744			2,258	55	0
	10/2014		MYR	45,368			13,834	22	0
	10/2014		NZD	10,953			9,106	556	0
	10/2014	$		18,562		AUD	20,905	0	(258)
	10/2014			75,152		EUR	58,989	0	(646)
	10/2014			26,862		GBP	16,425	0	(235)
	10/2014			645		RUB	24,591	0	(25)
	10/2014			241		TRY	526	0	(11)
	11/2014		AUD	20,905	$		18,518	257	0
	11/2014		EUR	58,989			75,169	646	0
	11/2014		GBP	16,425			26,855	235	0
	12/2014		MXN	13,085			999	30	0
	02/2015	$		13,716		MYR	45,368	0	(26)
	09/2015			40		CNY	246	0	(1)

BPS	10/2014		BRL	7,470	$		3,167	116	(2)
	10/2014		CAD	2,016			1,838	39	0
	10/2014		EUR	23,464			30,260	624	0
	10/2014		GBP	480			796	18	0
	10/2014		JPY	563,800			5,364	223	0
	10/2014		MXN	64,094			4,873	107	0
	10/2014	$		3,231		BRL	7,470	0	(179)
	10/2014			33,653		EUR	26,009	0	(802)
	10/2014			1,950		RUB	73,804	0	(89)
	11/2014		CHF	610	$		675	36	0
	11/2014		EUR	355			451	2	0
	11/2014		JPY	394,100			3,617	23	0
	11/2014	$		1,291		CAD	1,446	0	(1)
	11/2014			7,578		EUR	6,015	21	0
	12/2014		MXN	289,233	$		21,736	313	0
	12/2014	$		2,674		MXN	35,788	0	(23)

BRC	10/2014		CAD	3,199	$		2,943	87	0
	10/2014		EUR	17,924			23,311	672	0
	10/2014		INR	121,125			1,985	30	0
	10/2014		RUB	153,304			4,207	341	0
	10/2014	$		5,358		MYR	17,054	0	(166)
	10/2014			623		RUB	22,870	0	(46)
	11/2014		CHF	2,749	$		2,963	82	0
	11/2014		SEK	10,369			1,499	63	0
	11/2014	$		864		CHF	785	0	(41)
	11/2014			12,672		JPY	1,390,100	6	0
	12/2014		MXN	1,133	$		84	0	0
	01/2015		DKK	9,725			1,657	6	0
	04/2015		BRL	5,150			2,128	123	0
	09/2015	$		371		CNY	2,246	0	(12)

CBK	10/2014		BRL	11,231	$		4,870	282	0
	10/2014		EUR	41,617			54,632	2,068	0
	10/2014		GBP	702			1,156	18	0

180	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2014	$		4,605		BRL	11,231	$6	$(23)
	10/2014			6,908		EUR	5,346	0	(156)
	10/2014			2,302		RUB	84,357	0	(175)
	10/2014		ZAR	1,088	$		102	5	0
	11/2014	$		7,735		CHF	7,235	0	(154)
	01/2015		BRL	22,908	$		9,690	566	0
	09/2015	$		1,575		CNY	9,516	0	(55)

DUB	10/2014		AUD	1,043	$		935	22	0
	10/2014		BRL	2,232			911	0	(1)
	10/2014		DKK	9,735			1,778	126	0
	10/2014		JPY	2,942,800			27,513	681	0
	10/2014	$		970		BRL	2,232	0	(58)
	10/2014			6,014		JPY	642,900	0	(152)
	10/2014			3,162		MYR	9,983	0	(123)
	11/2014		ILS	6,745	$		1,863	31	0
	12/2014		MXN	10,333			786	20	0

FBF	10/2014		BRL	728			297	0	0
	10/2014		EUR	530			699	29	0
	10/2014	$		321		BRL	728	0	(23)
	10/2014			1,237		ZAR	13,304	0	(60)
	11/2014			1,792		BRL	4,380	0	(18)
	11/2014			3,233		CHF	3,093	8	0
	12/2014			713		ILS	2,550	0	(20)
	01/2015		BRL	746	$		321	24	0

GLM	10/2014		AUD	1,017			949	58	0
	10/2014		BRL	11,099			4,528	0	(6)
	10/2014		EUR	5,170			6,755	226	0
	10/2014		JPY	7,705,356			74,020	3,764	0
	10/2014		MXN	50,097			3,808	82	0
	10/2014		NZD	1,467			1,198	52	0
	10/2014	$		4,815		BRL	11,099	0	(281)
	10/2014			8,203		INR	499,861	0	(136)
	10/2014			1,862		ZAR	20,060	0	(88)
	10/2014		ZAR	3,871	$		363	21	0
	11/2014		AUD	1,799			1,580	8	0
	11/2014		BRL	3,419			1,399	15	0
	11/2014		EUR	417			539	12	0
	11/2014		GBP	1,971			3,213	19	0
	11/2014		ILS	23,395			6,453	100	0
	11/2014	$		1,001		CHF	906	0	(51)
	11/2014			1,862		ILS	6,836	0	(6)
	12/2014		ILS	33,337	$		9,349	292	0
	12/2014		MXN	24,988			1,894	43	0
	12/2014	$		1,327		MXN	17,712	0	(15)
	02/2015		MXN	151,428	$		11,318	139	0

HUS	10/2014		BRL	155			63	0	0
	10/2014		CAD	213			192	2	0
	10/2014		EUR	669			882	37	0
	10/2014		JPY	2,078,300			19,115	166	0
	10/2014		RUB	135,087			3,652	245	0
	10/2014	$		1,454		AUD	1,561	0	(87)
	10/2014			68		BRL	155	0	(5)
	10/2014			7,386		EUR	5,674	0	(219)
	10/2014			12,880		JPY	1,359,400	0	(485)
	10/2014			2,713		MYR	8,702	0	(64)
	10/2014			9,817		NZD	12,420	0	(121)
	10/2014			260		RUB	9,521	0	(20)
	10/2014			595		TRY	1,297	0	(27)
	10/2014			460		ZAR	4,927	0	(24)
	10/2014		ZAR	13,637	$		1,255	49	0
	11/2014		NZD	12,420			9,785	121	0
	11/2014	$		3,867		EUR	2,999	0	(79)
	12/2014			2,642		MXN	35,372	0	(22)
	01/2015		BRL	8,620	$		3,566	133	0

JPM	10/2014		AUD	16,739			14,989	333	0
	10/2014		BRL	8,265			3,420	46	(3)
	10/2014		CAD	9,797			8,937	192	0
	10/2014		EUR	13,305			17,248	443	0
	10/2014		GBP	314			517	8	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	181

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2014		INR	736,761	$		11,946	$ 56	$0
	10/2014		RUB	94,044			2,523	151	0
	10/2014		TRY	4,735			2,180	108	0
	10/2014	$		8,299		AUD	9,069	0	(359)
	10/2014			3,651		BRL	8,265	0	(274)
	10/2014			4,132		GBP	2,529	0	(32)
	10/2014			104,248		JPY	11,287,956	0	(1,326)
	10/2014			3,044		MYR	9,629	0	(113)
	10/2014			2,089		RUB	77,044	0	(146)
	10/2014			817		TRY	1,777	0	(39)
	10/2014			709		ZAR	7,649	0	(32)
	10/2014		ZAR	15,579	$		1,442	64	0
	11/2014		CHF	17,432			18,697	432	0
	11/2014		GBP	1,079			1,760	12	0
	11/2014		JPY	8,322,056			76,473	577	0
	11/2014	$		6,288		CHF	5,871	0	(137)
	12/2014		MXN	4,463	$		338	7	0
	12/2014	$		1,956		ILS	6,998	0	(55)
	01/2015		BRL	20,299	$		8,465	381	0
	02/2015	$		8,215		INR	519,776	0	(33)
	09/2015			465		CNY	2,810	0	(16)

MSB	10/2014		BRL	6,922	$		3,002	174	0
	10/2014		EUR	96,182			126,950	5,467	0
	10/2014		GBP	17,458			28,955	653	0
	10/2014		HKD	1,189			153	0	0
	10/2014	$		2,927		BRL	6,922	2	(101)
	10/2014			2,506		RUB	94,238	0	(130)
	10/2014			583		TRY	1,268	0	(28)
	12/2014		MXN	14,829	$		1,117	19	0
	09/2015	$		40		CNY	246	0	(1)

RBC	10/2014		AUD	2,467	$		2,238	78	0
	10/2014		BRL	2,683			1,095	0	(1)
	10/2014		EUR	83			107	3	0
	10/2014		MXN	182,122			13,591	44	0
	10/2014	$		1,096		AUD	1,200	0	(46)
	10/2014			1,167		BRL	2,683	0	(71)
	12/2014		MXN	325,654	$		24,522	390	0
	02/2015			15,267			1,155	28	0

SCX	10/2014	$		4,167		INR	253,925	0	(69)

SOG	10/2014		AUD	11,469	$		10,637	595	0
	10/2014		ZAR	15,198			1,394	50	0

UAG	10/2014		BRL	25,690			11,242	747	0
	10/2014		CNY	14,066			2,269	0	(19)
	10/2014	$		10,730		BRL	25,690	7	(241)
	10/2014			133,872		EUR	104,670	0	(1,670)
	10/2014			1,696		INR	104,100	0	(16)
	11/2014		BRL	11,843	$		4,995	199	0
	11/2014		CHF	5,134			5,683	303	0
	11/2014		EUR	104,669			133,900	1,669	0
	01/2015		BRL	1,254			540	41	0

Total Forward Foreign Currency Contracts								$ 27,589	$(10,275)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC EUR versus USD	$1.450	12/10/2014	EUR	10,000	$1	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	3,000	$242	$140

CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		2,100	174	98

								$416	$238

Total Purchased Options								$417	$238

182	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	12/17/2014	EUR	6,700	$(19)	$(10)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014		6,300	(12)	(6)

JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014	$	2,200	(3)	(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	1,400	(2)	(1)

							$(36)	$(19)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD	$	0.945	11/26/2014	AUD	1,400	$(7)	$0
	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$	1,700	(47)	(80)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016		4,600	(83)	(62)
	Put - OTC USD versus JPY		80.000	02/18/2019		3,300	(182)	(95)
	Put - OTC USD versus JPY		80.000	02/28/2019		2,000	(98)	(58)
	Call - OTC USD versus MXN	MXN	13.450	10/15/2014		1,500	(7)	(11)

BPS	Call - OTC USD versus BRL	BRL	2.540	12/15/2014		3,700	(38)	(91)
	Call - OTC USD versus BRL		2.700	05/29/2015		2,600	(65)	(98)

BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		1,700	(41)	(10)
	Put - OTC USD versus JPY		94.750	04/21/2016		2,300	(69)	(26)
	Put - OTC USD versus JPY		97.000	09/08/2016		1,400	(28)	(27)

CBK	Call - OTC USD versus BRL	BRL	2.600	03/11/2015		1,600	(29)	(57)
	Call - OTC USD versus BRL		2.740	06/08/2015		2,400	(54)	(84)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016		1,100	(26)	(10)
	Put - OTC USD versus JPY		95.000	09/08/2016		7,200	(159)	(116)
	Put - OTC USD versus JPY		96.000	09/08/2016		2,100	(50)	(37)

DUB	Put - OTC USD versus JPY		92.000	05/19/2016		2,600	(61)	(23)

GLM	Call - OTC USD versus BRL	BRL	2.388	10/14/2014		1,000	(6)	(33)
	Call - OTC USD versus BRL		2.650	05/29/2015		900	(27)	(39)
	Call - OTC USD versus BRL		2.710	06/02/2015		1,400	(42)	(52)
	Call - OTC USD versus BRL		3.150	06/21/2016		3,400	(117)	(191)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		2,100	(47)	(12)

JPM	Call - OTC USD versus BRL	BRL	2.388	10/14/2014		1,000	(5)	(33)
	Call - OTC USD versus BRL		2.404	10/14/2014		700	(4)	(20)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		4,700	(119)	(28)

MSB	Call - OTC USD versus BRL	BRL	2.385	10/20/2014		3,600	(20)	(133)
	Call - OTC USD versus BRL		2.650	06/08/2015		700	(21)	(32)
	Call - OTC USD versus MXN	MXN	13.450	10/09/2014		3,100	(14)	(18)

UAG	Call - OTC AUD versus USD	$	0.945	11/26/2014	AUD	2,600	(10)	0
	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	$	2,600	(71)	(125)

							$(1,547)	$(1,601)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$500	$(7)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	13,000	$(247)	$(206)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		8,800	(166)	(140)

								$(413)	$(346)

Total Written Options								$(2,003)	$(1,966)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	183

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	117	$55,900	AUD	0	EUR	0	$(1,025)
Sales	545	138,400		4,000		25,400	(1,888)
Closing Buys	0	(9,500)		0		0	149
Expirations	(492)	(83,500)		0		(11,000)	626
Exercised	(133)	(9,800)		0		0	123

Balance at End of Period	37	$91,500	AUD	4,000	EUR	14,400	$(2,015)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Marsh & McLennan Cos., Inc.	(0.990%	)	09/20/2015	0.046%	$ 138	$0	$(1)	$0	$(1)

BPS	Lennar Corp.	(5.000%	)	06/20/2015	0.393%	500	(15)	(2)	0	(17)

BRC	Health Care REIT, Inc.	(2.930%	)	06/20/2015	0.111%	400	0	(9)	0	(9)

CBK	Russia Government International Bond	(1.000%	)	09/20/2019	2.459%	2,000	117	14	131	0

HUS	Russia Government International Bond	(1.000%	)	09/20/2019	2.459%	200	12	1	13	0

RYL	Burlington Northern Santa Fe LLC	(0.510%	)	03/20/2018	0.111%	446	0	(6)	0	(6)
	Cleveland Electric Illuminating Co.	(0.940%	)	06/20/2017	0.452%	637	0	(9)	0	(9)

							$114	$(12)	$144	$(42)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.548%	$ 200	$(8)	$4	$0	$(4)
	Brazil Government International Bond	1.000%	09/20/2019	1.690%	1,000	(29)	(3)	0	(32)
	Italy Government International Bond	1.000%	06/20/2019	0.968%	100	(2)	2	0	0
	Japan Government International Bond	1.000%	06/20/2018	0.273%	4,200	80	33	113	0

BPS	Italy Government International Bond	1.000%	09/20/2019	1.001%	500	1	(1)	0	0

BRC	China Government International Bond	1.000%	03/20/2019	0.727%	600	2	5	7	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%	1,000	(18)	21	3	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%	500	1	(1)	0	0

CBK	Brazil Government International Bond	1.000%	03/20/2019	1.548%	300	(13)	6	0	(7)
	Mexico Government International Bond	1.000%	09/20/2019	0.836%	500	4	0	4	0

DUB	China Government International Bond	1.000%	03/20/2019	0.727%	500	0	6	6	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%	1,900	(36)	42	6	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%	1,600	(16)	19	3	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%	600	1	(1)	0	0

GST	Brazil Government International Bond	1.000%	03/20/2019	1.548%	1,300	(63)	33	0	(30)
	Japan Government International Bond	1.000%	06/20/2018	0.273%	4,200	77	36	113	0

HUS	Italy Government International Bond	1.000%	09/20/2019	1.001%	300	1	(1)	0	0
	Mexico Government International Bond	1.000%	09/20/2019	0.836%	400	4	0	4	0

JPM	Brazil Government International Bond	1.000%	03/20/2019	1.548%	1,700	(76)	37	0	(39)

MYC	Brazil Government International Bond	1.000%	03/20/2019	1.548%	1,800	(80)	38	0	(42)
	Brazil Government International Bond	1.000%	09/20/2019	1.690%	800	(24)	(2)	0	(26)
	China Government International Bond	1.000%	03/20/2019	0.727%	300	1	3	4	0
	Japan Government International Bond	1.000%	06/20/2018	0.273%	1,900	34	17	51	0

						$(159)	$293	$314	$(180)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

184	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	900	$1,186	$0	$(47)	$0	$(47)

BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019		15,400	20,308	(90)	(733)	0	(823)

CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019		11,300	14,888	(80)	(511)	0	(591)

DUB	Floating rate equal to 3-Month CHF-LIBOR less 0.219% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	2,400	2,570	(10)	(48)	0	(58)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	11,200	14,756	(186)	(399)	0	(585)

FBF	Floating rate equal to 3-Month CHF-LIBOR less 0.223% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	1,300	1,388	4	(31)	0	(27)

GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	6,200	8,170	(82)	(243)	0	(325)

UAG	Floating rate equal to 3-Month CHF-LIBOR less 0.210% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	2,400	2,565	1	(53)	0	(52)
	Floating rate equal to 3-Month CHF-LIBOR less 0.225% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		3,600	3,847	4	(84)	0	(80)
	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		2,400	2,560	0	(49)	0	(49)

							$(439)	$(2,198)	$0	$(2,637)

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	185

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Pay	28-Day MXN-TIIE	7.140%	04/26/2034	MXN	6,300	$0	$4	$4	$0

DUB	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	24,400	(34)	(66)	0	(100)
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029	MXN	7,000	32	(3)	29	0
	Pay	28-Day MXN-TIIE	6.980%	05/19/2034		7,000	0	(5)	0	(5)

FBF	Pay	28-Day MXN-TIIE	4.620%	09/23/2016		96,500	0	0	0	0

GLM	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	4,500	(7)	(11)	0	(18)
	Pay	28-Day MXN-TIIE	7.150%	04/27/2034	MXN	6,100	0	4	4	0

HUS	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		5,000	24	(4)	20	0

UAG	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	38,800	(23)	(136)	0	(159)
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	4,600	(3)	(3)	0	(6)
	Pay	28-Day MXN-TIIE	5.865%	09/08/2021		104,400	(1)	(26)	0	(27)

							$(12)	$(246)	$57	$(315)

Total Swap Agreements							$(496)	$(2,163)	$515	$(3,174)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(j)	Securities with an aggregate market value of $279 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$1,908	$140	$113	$2,161	$(1,202)	$(512)	$(84)	$(1,798)	$363	$(310)	$53
BPS	1,522	0	0	1,522	(1,096)	(189)	(840)	(2,125)	(603)	(260)	(863)
BRC	1,410	0	14	1,424	(265)	(63)	(9)	(337)	1,087	(920)	167
CBK	2,945	98	135	3,178	(563)	(444)	(598)	(1,605)	1,573	(1,940)	(367)
DUB	880	0	44	924	(334)	(23)	(748)	(1,105)	(181)	(270)	(451)
FBF	61	0	0	61	(121)	0	(27)	(148)	(87)	0	(87)
GLM	4,831	0	4	4,835	(583)	(327)	(343)	(1,253)	3,582	(3,700)	(118)
GST	0	0	113	113	0	(16)	(30)	(46)	67	0	67
HUS	753	0	37	790	(1,153)	0	0	(1,153)	(363)	278	(85)
JPM	2,810	0	0	2,810	(2,565)	(84)	(39)	(2,688)	122	1	123
MSB	6,315	0	0	6,315	(260)	(183)	0	(443)	5,872	(5,220)	652
MYC	0	0	55	55	0	0	(68)	(68)	(13)	(30)	(43)
RBC	543	0	0	543	(118)	0	0	(118)	425	(620)	(195)
RYL	0	0	0	0	0	0	(15)	(15)	(15)	0	(15)
SCX	0	0	0	0	(69)	0	0	(69)	(69)	0	(69)
SOG	645	0	0	645	0	0	0	0	645	(570)	75
UAG	2,966	0	0	2,966	(1,946)	(125)	(373)	(2,444)	522	(550)	(28)

Total Over the Counter	$27,589	$238	$515	$28,342	$(10,275)	$(1,966)	$(3,174)	$(15,415)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

186	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2014 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$326	$326
Swap Agreements	0	0	0	0	58	58

	$0	$0	$0	$0	$384	$384

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$27,589	$0	$27,589
Purchased Options	0	0	0	0	238	238
Swap Agreements	0	458	0	0	57	515

	$0	$458	$0	$27,589	$295	$28,342

	$0	$458	$0	$27,589	$679	$28,726

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4	$4
Futures	0	0	0	0	366	366
Swap Agreements	0	0	0	0	102	102

	$0	$0	$0	$0	$472	$472

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,275	$0	$10,275
Written Options	0	19	0	1,601	346	1,966
Swap Agreements	0	222	0	2,637	315	3,174

	$0	$241	$0	$14,513	$661	$15,415

	$0	$241	$0	$14,513	$1,133	$15,887

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$119	$119
Futures	0	0	0	0	1,098	1,098
Swap Agreements	0	59	0	0	(2,560)	(2,501)

	$0	$59	$0	$0	$(1,343)	$(1,284)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,323	$0	$8,323
Written Options	0	10	0	527	18	555
Swap Agreements	0	365	0	(54)	2,331	2,642

	$0	$375	$0	$8,796	$2,349	$11,520

	$0	$434	$0	$8,796	$1,006	$10,236

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$8	$8
Futures	0	0	0	0	(324)	(324)
Swap Agreements	0	0	0	0	323	323

	$0	$0	$0	$0	$7	$7

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$18,247	$0	$18,247
Purchased Options	0	0	0	(1)	(274)	(275)
Written Options	0	17	0	(169)	256	104
Swap Agreements	0	(9)	0	(2,198)	(1,052)	(3,259)

	$0	$8	$0	$15,879	$(1,070)	$14,817

	$0	$8	$0	$15,879	$(1,063)	$14,824

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	187

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

September 30, 2014 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$1,808	$0	$1,808
Mortgage-Backed Securities	0	579	0	579
Sovereign Issues	0	2,462	0	2,462
Brazil
Corporate Bonds & Notes	0	2,648	0	2,648
Sovereign Issues	0	33,211	0	33,211
Canada
Corporate Bonds & Notes	0	514	0	514
Sovereign Issues	0	10,356	0	10,356
Cayman Islands
Asset-Backed Securities	0	953	0	953
China
Corporate Bonds & Notes	0	898	0	898
Denmark
Corporate Bonds & Notes	0	1,741	0	1,741
France
Sovereign Issues	0	49,357	0	49,357
Germany
Corporate Bonds & Notes	0	4,338	0	4,338
Sovereign Issues	0	823	0	823
Greece
Corporate Bonds & Notes	0	2,245	0	2,245
Ireland
Asset-Backed Securities	0	515	0	515
Corporate Bonds & Notes	0	3,818	0	3,818
Mortgage-Backed Securities	0	921	0	921
Italy
Asset-Backed Securities	0	991	0	991
Corporate Bonds & Notes	0	9,299	0	9,299
Mortgage-Backed Securities	0	1,711	0	1,711
Sovereign Issues	0	25,437	0	25,437
Japan
Sovereign Issues	0	44,429	0	44,429
Mexico
Sovereign Issues	0	25,197	0	25,197
Netherlands
Asset-Backed Securities	0	365	0	365
Corporate Bonds & Notes	0	1,787	0	1,787
New Zealand
Sovereign Issues	0	7,881	0	7,881
Norway
Corporate Bonds & Notes	0	2,937	0	2,937
Sovereign Issues	0	2,418	0	2,418
Portugal
Corporate Bonds & Notes	0	1,275	0	1,275
Slovenia
Sovereign Issues	0	10,860	0	10,860
Spain
Corporate Bonds & Notes	0	288	0	288
Sovereign Issues	0	44,857	0	44,857

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Supranational
Corporate Bonds & Notes	$0	$6,073	$0	$6,073
Sweden
Corporate Bonds & Notes	0	2,349	0	2,349
Sovereign Issues	0	596	0	596
United Kingdom
Asset-Backed Securities	0	2,564	0	2,564
Bank Loan Obligations	0	2,340	0	2,340
Corporate Bonds & Notes	0	5,018	0	5,018
Mortgage-Backed Securities	0	14,058	0	14,058
Sovereign Issues	0	23,988	0	23,988
United States
Asset-Backed Securities	0	14,614	0	14,614
Corporate Bonds & Notes	0	10,629	0	10,629
Mortgage-Backed Securities	0	20,065	0	20,065
Preferred Securities	44	0	0	44
U.S. Government Agencies	0	45,510	0	45,510
U.S. Treasury Obligations	0	47,149	0	47,149
Short-Term Instruments
Certificates of Deposit	0	2,018	0	2,018
Commercial Paper	0	977	0	977
Greece Treasury Bills	0	1,262	0	1,262
Mexico Treasury Bills	0	51,832	0	51,832
U.S. Treasury Bills	0	62	0	62
	$44	$548,023	$0	$548,067

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$37	$0	$0	$37

Total Investments	$81	$548,023	$0	$548,104

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(50,131)	$0	$(50,131)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	326	58	0	384
Over the counter	0	28,342	0	28,342
	$326	$28,400	$0	$28,726

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(366)	(106)	0	(472)
Over the counter	0	(15,415)	0	(15,415)
	$(366)	$(15,521)	$0	$(15,887)

Totals	$41	$510,771	$0	$510,812

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

188	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2014 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of ten funds (each a “Fund” and collectively the “Funds”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	189

Notes to Financial Statements (Cont.)

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update became effective for interim or annual periods beginning on or after December 15, 2013. In accordance with investment company reporting requirements under U.S. GAAP, the Funds adopted the ASU for the six month period ended September 30, 2014. The ASU did not have an impact on the Funds’ financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the Adviser. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

190	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2014 (Unaudited)

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

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Notes to Financial Statements (Cont.)

sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

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Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2014, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and

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Notes to Financial Statements (Cont.)

volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2014 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, such as U.S. Treasury Strips which are Treasury fixed income securities sold at a discount to face value and offer no interest payments; rather, investors receive par at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a

194	PIMCO INTERNATIONAL BOND FUNDS

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government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest assets in Institutional Class or Class M shares of the Trust and PIMCO Equity Series, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the PIMCO Emerging Markets Full Spectrum Bond Fund. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2014 (amounts in thousands):

Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$161,645	$89,755	$(3,559)	$(195)	$(10,561)	$237,085	$5,496	$0
PIMCO Emerging Markets Bond Fund	86,116	29,781	(28,589)	(621)	1,218	87,905	2,334	0
PIMCO Emerging Markets Corporate Bond Fund	85,241	52,375	(2,438)	(36)	767	135,909	2,534	0
PIMCO Short-Term Floating NAV Portfolio	5,916	147,707	(149,600)	(6)	(0)	4,017	8	0
Totals	$338,918	$319,618	$(184,186)	$(858)	$(8,576)	$464,916	$10,372	$0

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$1,307,025	$2,853,870	$(3,327,900)	$170	$(15)	$833,150	$769	$0
PIMCO Emerging Markets Bond Fund	260,022	1,021,328	(1,000,400)	51	(4)	280,997	228	0
PIMCO Emerging Markets Corporate Bond Fund	168,186	493,391	(644,700)	7	0	16,884	92	0
PIMCO Emerging Markets Currency Fund	870,092	3,005,335	(2,954,550)	133	0	921,010	435	0
PIMCO Foreign Bond Fund (Unhedged)	90	3,900	(3,970)	0	0	20	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	53	5,600	(5,639)	0	0	14	0	0
PIMCO Global Advantage® Strategy Bond Fund	310,546	876,112	(1,157,750)	33	(5)	28,936	111	0
PIMCO Global Bond Fund (Unhedged)	49	3,300	(1,030)	0	0	2,319	0	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	40	900	(920)	0	0	20	0	0

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Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$852,990	$306,669	$(1,075,000)	$(223)	$196	$84,632	$1,069	$0
PIMCO Emerging Markets Bond Fund	23	104,249	0	0	(11)	104,261	49	0
PIMCO Emerging Markets Corporate Bond Fund	0	400	0	0	0	400	0	0
PIMCO Emerging Markets Currency Fund	1,054,816	301,298	(359,900)	(406)	409	996,217	1,299	0
PIMCO Foreign Bond Fund (Unhedged)	78,918	968,854	(946,730)	(8)	(9)	101,025	154	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	381,968	2,222,175	(2,241,300)	48	(41)	362,850	476	0
PIMCO Global Advantage® Strategy Bond Fund	0	5,401	(3,590)	0	0	1,811	1	0
PIMCO Global Bond Fund (Unhedged)	52,811	343,841	(385,900)	3	(7)	10,748	41	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	52,413	130,318	(182,720)	15	(9)	17	17	0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

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(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of variation margin disclosed within the exchange traded or centrally cleared on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated

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as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  Certain Funds may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the

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Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Asset Swap Agreements  Asset swap agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with

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standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury issues as of period end are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Certain Funds may enter into cross-currency swap agreements to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Funds (or Acquired Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

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Investments in Mutual Funds  To the extent that the Certain Funds invests substantially all of its assets in Acquired Funds, the risks associated with investing in these Funds will be closely related to the risks associated with the securities and other investments held by the Acquired Funds. The ability of the Funds to achieve their respective investment objectives may depend upon the ability of the Acquired Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Acquired Fund will be achieved. The net asset value of each Fund will fluctuate in response to changes in the respective net asset values of the Acquired Funds in which it invests. The extent to which the investment performance and risks associated with the Funds correlate to those of a particular Acquired Fund will depend upon the extent to which the assets of the Funds are allocated from time to time for investment in the Acquired Funds, which will vary.

Investing in Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The investment performance depends upon how its assets are allocated and reallocated according to each Fund’s asset allocation targets and ranges. A principal risk of investing in each Fund is that the Funds’ asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Acquired Funds that will provide consistent, quality performance for the Funds, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  A Fund’s (or Acquired Fund’s) investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund (or Acquired Fund) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If a fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

Certain Funds (or Acquired Funds) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Fund’s (or Acquired Fund’s) performance and/or ability to achieve its investment objective.

If a Fund (or Acquired Fund) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund (or Acquired Fund), or, in the case of hedging positions, that the Fund’s (or Acquired Fund’s) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s (or Acquired Fund’s) investments in foreign currency denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic

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conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund (or Acquired Fund) will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund (or Acquired Fund) minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund (or Acquired Fund) could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund (or Acquired Fund) may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund (or Acquired Fund) has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the Adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to a Fund (or Acquired Fund) exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund (or Acquired Fund) in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund (or Acquired Fund). A Fund (or Acquired Fund) may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund (or Acquired Fund) subsequently decreases, the Fund (or Acquired Fund) would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”).

Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statements of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward

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Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
PIMCO Emerging Local Bond Fund	0.45%	0.45%	0.55%	0.45%	0.65%	0.65%
PIMCO Emerging Markets Bond Fund	0.45%	0.38%	0.48%	0.38%	0.55%	0.55%
PIMCO Emerging Markets Corporate Bond Fund	0.75%	0.40%	0.50%	N/A	0.55%	0.55%
PIMCO Emerging Markets Currency Fund	0.45%	0.40%	0.50%	0.40%	0.55%	0.55%
PIMCO Emerging Markets Full Spectrum Bond Fund	0.59%	0.40%	0.50%	N/A	0.55%	0.55%
PIMCO Foreign Bond Fund (Unhedged)	0.25%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO Global Advantage® Strategy Bond Fund	0.40%	0.30%	0.40%	N/A	0.45%	0.45%
PIMCO Global Bond Fund (Unhedged)	0.25%	0.30%	0.40%	0.30%	0.45%	N/A
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.40%	0.30%	N/A	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B,

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	203

Notes to Financial Statements (Cont.)

Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2014, the Distributor received $4,229,322 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO Emerging Markets Corporate Bond Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of the Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2014, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Emerging Markets Full Spectrum Bond Fund	$26

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset

204	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2014 (Unaudited)

Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and  The Underlying PIMCO Fund expenses for the Funds are based upon an allocation of a Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of a Fund’s assets.

PIMCO has contractually agreed, through July 31, 2015, to waive first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the PIMCO Emerging Markets Full Spectrum Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with the Fund’s investments in Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days notice prior to the end of the contract term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2014, the amount waived was $2,047,722.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2014, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Emerging Local Bond Fund	$315,915	$59,836
PIMCO Emerging Markets Bond Fund	29,489	654,962
PIMCO Emerging Markets Corporate Bond Fund	242,179	285,237
PIMCO Emerging Markets Currency Fund	984,086	58,195
PIMCO Foreign Bond Fund (Unhedged)	45,086	763
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	149,809	338
PIMCO Global Advantage® Strategy Bond Fund	56,580	66,682
PIMCO Global Bond Fund (Unhedged)	14,442	1,615
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	9,258	908

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	205

Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2014, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Emerging Local Bond Fund	$29,737	$29,947	$3,151,674	$2,095,380
PIMCO Emerging Markets Bond Fund	0	0	701,443	2,215,163
PIMCO Emerging Markets Corporate Bond Fund	0	0	639,580	1,042,433
PIMCO Emerging Markets Currency Fund	167,861	168,467	1,858,845	1,287,276
PIMCO Emerging Markets Full Spectrum Bond Fund	0	0	171,910	34,586
PIMCO Foreign Bond Fund (Unhedged)	2,142,291	1,966,622	1,239,407	918,759
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	6,381,744	5,943,435	3,372,323	1,967,978
PIMCO Global Advantage® Strategy Bond Fund	109,691	121,807	1,751,503	1,983,566
PIMCO Global Bond Fund (Unhedged)	872,393	780,198	350,189	345,163
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	557,617	584,429	242,881	102,156

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Emerging Local Bond Fund (1)				PIMCO Emerging Markets Bond Fund (2)
	Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	245,103	$2,367,367	287,905	$2,841,679	32,910	$365,561	120,227	$1,365,804
Class P	10,576	100,343	36,728	371,959	7,398	82,494	11,712	133,578
Administrative Class	518	4,937	2,817	28,704	550	6,121	1,395	15,936
Class D	3,978	38,042	32,729	317,169	4,642	52,031	10,802	122,787
Class A	890	8,515	10,540	106,088	3,661	40,712	12,526	141,543
Class B	0	0	0	0	2	21	19	214
Class C	238	2,274	1,760	17,689	444	4,954	1,565	17,913
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	24,515	232,855	47,682	460,237	9,651	107,553	37,215	408,460
Class P	772	7,339	2,477	24,099	428	4,768	1,996	22,021
Administrative Class	104	985	196	1,898	28	312	156	1,724
Class D	754	7,212	2,927	28,285	602	6,706	2,572	28,335
Class A	397	3,777	1,425	13,887	697	7,768	3,457	38,124
Class B	0	0	0	0	1	16	14	159
Class C	129	1,226	378	3,677	202	2,253	998	10,963
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(169,800)	(1,600,896)	(452,078)	(4,354,123)	(167,905)	(1,872,185)	(170,027)	(1,889,283)
Class P	(15,335)	(146,349)	(104,223)	(1,014,423)	(5,511)	(61,147)	(28,836)	(322,259)
Administrative Class	(641)	(6,069)	(3,063)	(29,448)	(694)	(7,737)	(3,033)	(33,981)
Class D	(68,631)	(660,001)	(39,989)	(388,972)	(8,576)	(95,452)	(27,586)	(310,460)
Class A	(7,570)	(72,073)	(40,119)	(388,854)	(12,117)	(135,193)	(38,818)	(435,022)
Class B	0	0	0	0	(75)	(837)	(276)	(3,123)
Class C	(1,816)	(17,306)	(10,607)	(102,494)	(1,817)	(20,190)	(9,317)	(104,108)
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	24,181	$272,178	(222,515)	$(2,062,943)	(135,479)	$(1,511,471)	(73,239)	$(790,675)

206	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2014 (Unaudited)

	PIMCO Emerging Markets Corporate Bond Fund (3)				PIMCO Emerging Markets Currency Fund (4)
	Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	10,161	$117,284	52,753	$609,041	78,393	$804,047	65,424	$670,160
Class P	219	2,531	7,432	87,330	826	8,510	1,928	19,799
Administrative Class	0	0	0	0	301	3,109	159	1,621
Class D	3	42	91	1,068	379	3,886	1,523	15,611
Class A	23	261	1,687	19,629	127	1,310	943	9,693
Class B	0	0	0	0	0	0	0	0
Class C	7	85	33	392	27	282	138	1,422
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	2,276	26,338	5,486	62,576	5,790	59,149	8,465	86,129
Class P	2	29	49	562	21	217	38	389
Administrative Class	0	0	0	0	8	77	8	86
Class D	1	11	5	53	49	504	95	972
Class A	5	59	34	388	39	396	77	786
Class B	0	0	0	0	0	0	0	0
Class C	1	11	4	48	11	110	10	99
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(55,707)	(647,181)	(18,737)	(212,498)	(24,111)	(245,155)	(125,551)	(1,270,265)
Class P	(77)	(894)	(25,725)	(295,422)	(1,585)	(16,264)	(6,524)	(66,354)
Administrative Class	0	0	0	0	(49)	(505)	(353)	(3,621)
Class D	(22)	(250)	(128)	(1,497)	(1,369)	(14,033)	(8,253)	(84,050)
Class A	(204)	(2,383)	(2,515)	(28,602)	(2,169)	(22,271)	(5,430)	(55,438)
Class B	0	0	0	0	0	0	0	0
Class C	(27)	(314)	(102)	(1,175)	(531)	(5,440)	(1,881)	(19,182)
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(43,339)	$(504,371)	20,367	$241,893	56,157	$577,929	(69,184)	$(692,143)

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	207

Notes to Financial Statements (Cont.)

	PIMCO Emerging Markets Full Spectrum Bond Fund (5)				PIMCO Foreign Bond Fund (Unhedged)
	Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	17,312	$158,536	39,709	$364,903	47,047	$498,631	43,677	$444,036
Class P	175	1,607	1,323	12,253	3,316	34,882	5,231	52,906
Administrative Class	0	0	0	0	242	2,549	505	5,120
Class D	154	1,416	2,061	19,287	6,499	68,409	11,479	116,243
Class A	108	984	715	6,536	1,782	18,740	4,890	49,610
Class B	0	0	0	0	0	0	0	0
Class C	34	313	61	595	153	1,613	303	3,068
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	1,067	9,727	1,069	9,572	1,578	16,566	4,640	46,893
Class P	13	120	11	95	113	1,190	249	2,518
Administrative Class	0	0	0	0	20	209	40	404
Class D	13	119	51	454	616	6,465	1,288	13,046
Class A	10	93	13	117	202	2,124	482	4,883
Class B	0	0	0	0	0	0	0	0
Class C	1	7	2	14	29	308	71	718
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(3,063)	(27,948)	(6,017)	(53,751)	(37,869)	(396,593)	(262,071)	(2,636,364)
Class P	(143)	(1,293)	(237)	(2,205)	(2,535)	(26,611)	(13,135)	(132,733)
Administrative Class	0	0	0	0	(179)	(1,886)	(902)	(9,099)
Class D	(655)	(5,998)	(1,219)	(10,797)	(6,411)	(67,292)	(31,598)	(319,648)
Class A	(229)	(2,099)	(239)	(2,173)	(4,412)	(46,299)	(17,386)	(175,449)
Class B	0	0	0	0	0	0	0	0
Class C	(23)	(208)	(19)	(166)	(678)	(7,113)	(3,495)	(35,290)
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	14,774	$135,376	37,284	$344,734	9,513	$105,892	(255,732)	$(2,569,138)

208	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2014 (Unaudited)

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (6)				PIMCO Global Advantage® Strategy Bond Fund				PIMCO Global Bond Fund (Unhedged) (7)
Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

88,697	$970,199	186,150	$1,982,616	16,828	$191,968	58,340	$656,445	4,725	$45,288	12,554	$118,609
14,428	157,742	30,115	320,922	926	10,578	622	7,056	56	541	31	301
1,424	15,504	1,221	13,004	0	0	0	0	1,103	10,616	2,452	23,286
14,343	156,904	26,138	278,311	200	2,275	1,177	13,294	339	3,261	1,795	17,067
8,883	96,963	13,049	138,918	154	1,754	840	9,520	0	0	0	0
1	8	14	145	0	0	0	0	0	0	0	0
871	9,486	1,337	14,268	116	1,329	281	3,216	0	0	0	0
988	10,749	1,223	13,016	86	973	139	1,558	0	0	0	0

4,036	44,147	10,955	116,160	3,310	37,763	10,990	123,109	963	9,249	1,808	17,025
575	6,289	1,533	16,256	20	225	70	786	2	17	7	63
26	284	56	594	0	0	0	0	242	2,327	500	4,708
523	5,727	1,310	13,885	29	334	114	1,280	45	431	103	968
351	3,839	1,034	10,957	43	496	185	2,079	0	0	0	0
0	1	0	5	0	0	0	0	0	0	0	0
29	315	103	1,094	13	148	48	537	0	0	0	0
25	268	58	617	5	58	14	151	0	0	0	0

(69,796)	(763,611)	(133,084)	(1,412,252)	(78,064)	(887,612)	(227,102)	(2,531,274)	(7,923)	(75,874)	(25,957)	(244,138)
(9,358)	(102,127)	(26,066)	(276,452)	(764)	(8,574)	(4,465)	(50,094)	(50)	(488)	(308)	(2,885)
(362)	(3,969)	(1,174)	(12,458)	0	0	0	0	(2,173)	(20,885)	(8,359)	(78,615)
(5,724)	(62,518)	(18,775)	(199,540)	(936)	(10,624)	(4,199)	(47,267)	(845)	(8,126)	(4,428)	(41,948)
(7,116)	(78,064)	(15,368)	(163,231)	(1,560)	(17,767)	(8,191)	(91,788)	0	0	0	0
(13)	(141)	(37)	(389)	0	0	0	0	0	0	0	0
(657)	(7,161)	(1,688)	(17,936)	(412)	(4,669)	(1,495)	(16,727)	0	0	0	0
(351)	(3,827)	(886)	(9,414)	(85)	(968)	(223)	(2,499)	0	0	0	0
41,823	$457,007	77,218	$829,096	(60,091)	$(682,313)	(172,855)	$(1,920,618)	(3,516)	$(33,643)	(19,802)	$(185,559)

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	209

Notes to Financial Statements (Cont.)

	PIMCO Global Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2014		Year Ended 03/31/2014
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,883	$51,008	12,256	$126,007
Class P	1,048	10,937	2,233	22,851
Administrative Class	189	1,977	185	1,902
Class D	0	0	0	0
Class A	1,125	11,827	2,377	24,457
Class B	17	180	5	39
Class C	189	1,967	450	4,653
Class R	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	413	4,326	1,081	11,046
Class P	20	214	47	480
Administrative Class	4	41	10	102
Class D	0	0	0	0
Class A	51	535	166	1,696
Class B	0	1	0	3
Class C	12	128	41	415
Class R	0	0	0	0
Cost of shares redeemed
Institutional Class	(5,653)	(59,289)	(20,283)	(208,507)
Class P	(459)	(4,769)	(2,335)	(23,931)
Administrative Class	(48)	(495)	(352)	(3,626)
Class D	0	0	0	0
Class A	(1,305)	(13,641)	(3,927)	(40,229)
Class B	(12)	(130)	(25)	(253)
Class C	(294)	(3,057)	(901)	(9,221)
Class R	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	180	$1,760	(8,972)	$(92,116)

(1)	As of September 30, 2014, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 54% of the Fund, and each of the two shareholders are related parties of the Fund.*
(2)	As of September 30, 2014, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 35% of the Fund, and each of the two shareholders are related parties of the Fund.*
(3)

As of September 30, 2014, three shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 79% of the Fund, and each of the three shareholders are related parties of the Fund.*

(4)	As of September 30, 2014, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 82% of the Fund, and each of the two shareholders are related parties of the Fund.*
(5)	As of September 30, 2014, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 15% of the Fund.
(6)	As of September 30, 2014, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 20% of the Fund.
(7)	As of September 30, 2014, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 17% of the Fund.
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

210	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2014 (Unaudited)

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2014, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2011-2013, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2014, the Funds had accumulated capital losses expiring in the following years (amounts in thousands) . The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands) (6)
	03/31/2014	03/31/2015	03/31/2016	03/31/2017	03/31/2018	03/31/2019
PIMCO Emerging Local Bond Fund	$0	$0	$0	$0	$0	$0
PIMCO Emerging Markets Bond Fund	0	0	0	0	0	0
PIMCO Emerging Markets Corporate Bond Fund	0	0	0	0	0	0
PIMCO Emerging Markets Currency Fund	0	0	0	249,576	368,611	0
PIMCO Emerging Markets Full Spectrum Bond Fund	0	0	0	0	0	0
PIMCO Foreign Bond Fund (Unhedged)	0	0	0	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	0	0	0	0	0
PIMCO Global Advantage® Strategy Bond Fund	0	0	0	0	0	0
PIMCO Global Bond Fund (Unhedged)	0	0	0	0	0	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0	0	0	0	0	0

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2014, the Funds had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO Emerging Local Bond Fund	$0	$0
PIMCO Emerging Markets Bond Fund	0	0
PIMCO Emerging Markets Corporate Bond Fund	18,936	2,448
PIMCO Emerging Markets Currency Fund*	134,694	0
PIMCO Emerging Markets Full Spectrum Bond Fund	0	0
PIMCO Foreign Bond Fund (Unhedged)	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	32,054
PIMCO Global Advantage® Strategy Bond Fund	0	0
PIMCO Global Bond Fund (Unhedged)	10,944	5,377
PIMCO Global Bond Fund (U.S. Dollar-Hedged)*	5,761	2,553

*Portion	of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	211

Notes to Financial Statements (Cont.)

September 30, 2014 (Unaudited)

As of September 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO Emerging Local Bond Fund	$11,473,924	$49,508	$(1,219,205)	$(1,169,697)
PIMCO Emerging Markets Bond Fund	4,454,028	84,958	(170,560)	(85,602)
PIMCO Emerging Markets Corporate Bond Fund	878,319	11,588	(21,335)	(9,747)
PIMCO Emerging Markets Currency Fund	6,301,452	11,542	(77,428)	(65,886)
PIMCO Emerging Markets Full Spectrum Bond Fund	487,056	14	(21,568)	(21,554)
PIMCO Foreign Bond Fund (Unhedged)	2,985,534	70,916	(106,283)	(35,367)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	8,507,548	161,380	(250,541)	(89,161)
PIMCO Global Advantage® Strategy Bond Fund	2,546,062	45,543	(72,193)	(26,650)
PIMCO Global Bond Fund (Unhedged)	960,955	21,435	(32,033)	(10,598)
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	552,143	11,947	(15,986)	(4,039)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

15. SUBSEQUENT EVENTS

Effective October 1, 2014 the PIMCO Emerging Markets Bond Fund‘s Supervisory and Administrative Fee for Class D, Class A, Class B, Class C, and Class R was reduced by 0.05% to 0.50% per annum.

212	PIMCO INTERNATIONAL BOND FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FOB	Credit Suisse Securities (USA) LLC	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
CFR	Credit Suisse Securities (Europe) Ltd.	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RON	Romanian New Leu
CHF	Swiss Franc	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SEK	Swedish Krona
CNH	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
CNY	Chinese Renminbi	MXN	Mexican Peso	THB	Thai Baht
COP	Colombian Peso	MYR	Malaysian Ringgit	TRY	Turkish New Lira
CZK	Czech Koruna	NGN	Nigerian Naira	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	UYU	Uruguayan Peso
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
HKD	Hong Kong Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.HY	Credit Derivatives Index - High Yield	CMBX	Commercial Mortgage-Backed Index	IBR	Indicador Bancario de Referencia

Other Abbreviations:
ABS	Asset-Backed Security	CHILIBOR	Chile Interbank Offered Rate	LIBOR	London Interbank Offered Rate
AID	Agency International Development	CLO	Collateralized Loan Obligation	MBS	Mortgage-Backed Security
ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	NCUA	National Credit Union Administration
BABs	Build America Bonds	EONIA	Euro OverNight Index Average	OIS	Overnight Index Swap
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	THBFIX	Thai Baht Floating-Rate Fix
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation	KLIBOR	Kuala Lumpur Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	213

Approval of Investment Advisory Contract

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 11-12, 2014, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2015. The Board also considered and approved for an additional one-year term through August 31, 2015, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“Research Affiliates”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2015; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates, on behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2015.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and Research Affiliates. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and Research Affiliates, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and Research Affiliates in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees, without management present, at the August 11-12, 2014 meeting. The independent Trustees also conducted a telephonic meeting with counsel to the Trust and the independent Trustees on August 5, 2014 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

214	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO Low Volatility RAFI®-PLUS suite, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses counterparties that meet its stringent and monitored criteria. The Trustees also considered that PIMCO’s collateral management team utilizes the counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2013, including, but not limited to, constructing and moving into a new global headquarters in Newport Beach in May 2014; investing significant resources into developing its global portfolio management expertise; expanding PIMCO’s technology team and investing in technology, with a focus on projects that increase capacity and investment management stability; engaging in detailed preparation efforts for the potential consequences of an unanticipated financial crisis or global liquidity vacuum; focusing on global business continuity program management; investing in additional personnel with fund operations expertise, including additional accounting, financial reporting, pricing and tax resources; and continuing to develop the PIMCO Accounting Yield Application (or PAY), which provides yield and income reporting, and the rollout of the Pricing Portal, which is a web-based workflow application that will automate the daily pricing review process, improve communications among stakeholders and enhance the ability to identify pricing variance and provide feedback to pricing vendors.

Similarly, the Board considered the asset-allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund. The Board considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs; its oversight of matters that may involve conflicts of interest with the Trust; its efforts

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	215

Approval of Investment Advisory Contract (Cont.)

to keep the Trustees informed about matters relevant to the Trust and its shareholders. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under both Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services under that Agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Agreements continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2014 and other performance data, as available, for the period ended June 30, 2014 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2014 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 11-12, 2014 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods ended May 31, 2014. The Board noted that, as of May 31, 2014, the Institutional Class of 61%, 67% and 80% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least five years of performance history, 93% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2014. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the supervisory and administrative fees for the PIMCO Emerging Markets Bond Fund effective October 1, 2014, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

216	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reductions in supervisory and administrative fees for PIMCO Emerging Markets Bond Fund effective October 1, 2014. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over time and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO standard separate account fee rates in 47 out of 60 comparisons. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds for various other reasons, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities per contract and diverse servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations than when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund fees, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	217

Approval of Investment Advisory Contract (Cont.)

few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the previous year while 2014 net income is expected to decline due to the fee impact of outflows. Additionally, the Board noted that profit margins were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception, fee reductions or waivers, and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been reduced for some Funds over time (including the proposed reductions for certain classes of PIMCO Emerging Markets Bond Fund to be effective October 1, 2014), had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified supervision and administrative fee.

The Trustees also considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted that the benefits of the unified fee were apparent during the 2008 financial crisis, as the total expense ratios of certain funds in other fund complexes that do not have a unified fee increased due to decreases in fund assets; moreover, these benefits may reemerge in the event a particular Fund’s assets decline in the future. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, including, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those described above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of

218	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	219

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4005SAR_093014

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2014

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report covering the six-month reporting period ended September 30, 2014, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

As previously announced on September 26, 2014, William “Bill” Gross, PIMCO’s Chief Investment Officer and co-founder, resigned from the firm. PIMCO subsequently elected Daniel Ivascyn to serve as Group Chief Investment Officer (“Group CIO”). In addition, PIMCO appointed Andrew Balls, CIO Global Fixed Income; Mark Kiesel, CIO Global Credit; Virginie Maisonneuve, CIO Global Equities; Scott Mather, CIO U.S. Core Strategies; and Mihir Worah, CIO Real Return and Asset Allocation. Outside of the reporting period on November 3, 2014, PIMCO announced that Marc Seidner will return to the firm effective November 12 in a new role as CIO Non-traditional Strategies and Head of Portfolio Management in the New York office. Under this leadership structure, Andrew and Mihir have additional managerial responsibility for PIMCO’s Portfolio Management group and trade floor activities globally. Andrew will oversee Portfolio Management in Europe and Asia-Pacific, and Mihir will oversee Portfolio Management in the U.S. Douglas Hodge, PIMCO’s Chief Executive Officer, and Jay Jacobs, President, will continue to serve as the firm’s senior executive leadership team, spearheading PIMCO’s business strategy, client service and the firm’s operations.

These appointments are a further evolution of the structure that PIMCO established earlier in 2014, reflecting our belief that the best approach for PIMCO’s clients and our firm is an investment leadership team of seasoned, highly skilled investors overseeing all areas of PIMCO’s investment activities.

During his 43 years at PIMCO, Mr. Gross made great contributions to building the firm and delivering value to PIMCO’s clients. Over this period PIMCO developed into a global asset manager, expanding beyond core fixed income, now encompassing nearly 2,500 employees across 13 offices, including over 250 portfolio managers. Mr. Gross was also responsible for starting PIMCO’s robust investment process, with a focus on long-term macroeconomic views and bottom-up security selection—a process that is well institutionalized and will continue into PIMCO’s future.

Financial market highlights of our six-month reporting period include:

■

Investors generally reacted positively to better clarity regarding central bank policy despite a period marked by ongoing geopolitical risks, namely tension between Ukraine and Russia, and the growing unrest in the Middle East. Investors reacted to these geopolitical events by either embracing risk assets (at times when concerns ebbed) or resorting to the perceived safety of high quality fixed income assets (at times of heightened concern). Geopolitical uncertainty continues to test the global economy and markets, impacting growth in Europe and contributing to increasing investor concern.

2	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

■

The U.S. economy showed signs of improvement on steady employment growth and renewed business investment activity. At its September 2014 meeting, the Federal Reserve (“Fed”) reiterated its intent to keep the Federal Funds Rate near zero for a considerable time even after the completion of its quantitative easing program by the end of October 2014. The Fed noted that future increases in the Federal Funds Rate would be dependent on signs of continuing economic improvement in the U.S., including a decline in the unemployment rate. Outside of the reporting period on October 29, 2014 the Fed announced the conclusion of its asset purchase program. The yield on the benchmark ten-year U.S. Treasury note was 2.49% at the end of the reporting period, compared with 2.72% on March 31, 2014. U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 1.70%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.21% for the reporting period.

■

In Europe, slower economic growth and fears of deflation prompted a series of unprecedented actions by the European Central Bank (“ECB”). Mario Draghi, ECB President, lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a liquidity channel to help encourage bank lending, and announced plans for an asset purchase program.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.69%, as represented by the Barclays U.S. TIPS Index. Longer-dated U.S. real yields decreased slightly during the reporting period, while shorter-maturity yields increased. Inflation expectations declined marginally as headline inflation decelerated from the 2% level seen earlier in 2014 as food, energy, and transportation prices fell. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 11.76%.

■

Agency mortgage-backed securities (“MBS”) generally posted positive returns, but underperformed like-duration U.S. Treasuries due to supply pressure from larger levels of issuance and increasing concerns of MBS demand once the Fed ends its asset purchase program in October. Non-Agency MBS prices were mixed and higher quality bonds generally outperformed, amid broader macroeconomic volatility and signs the U.S. housing recovery had begun to slow.

■

The U.S. investment grade credit market, as measured by the Barclays U.S. Credit Index, returned 2.68%. U.S. credit spreads narrowed amid generally improving U.S. company fundamentals. The high yield market posted slightly positive returns as tighter valuations led to deteriorating demand for high yield corporate bonds, which precipitated a correction. Retail outflows for bank loans continued, but bank loans have benefited from consistent demand from collateralized loan obligations. Company fundamentals remained strong due to low default expectations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	3

Chairman’s Letter (Cont.)

■

Tax-exempt municipal bonds returned 4.12%, as represented by the Barclays Municipal Bond Index, and taxable municipal bonds, as represented by the Barclays Municipal Taxable Index, returned 5.51%. Municipal bonds posted positive returns and outperformed U.S. Treasuries, in which returns were driven by lower U.S. Treasury rates, limited supply, and mutual fund inflows. Net supply continued to contract, as new issuances did not keep pace with seasonally high levels of maturing bonds. High yield and long duration segments outperformed, driven by stronger liquidity following improved sentiment surrounding Detroit and Puerto Rico.

■

Emerging market (“EM”) external debt, as measured by the JPMorgan Emerging Markets Index (EMBI) Global, returned 3.69%. However, EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.87% amid U.S. dollar strength in September. The emerging markets have become increasingly differentiated, with sanctions on Russia from the West and a surge in violence in the Middle East weighing on markets, versus a stimulus program in China providing some support.

■

Equity markets posted positive returns in the U.S., but were flat or slightly negative in many other regions as economic data varied. U.S. growth became more resilient, but the Eurozone recovery faltered and growth decelerated in parts of Asia. U.S. equities returned 6.42%, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, returned 2.59%. EM equities, as measured by the MSCI Emerging Markets Index, returned 2.87%.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds November 12, 2014

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to a Fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of a Fund were to be negatively impacted by rising interest rates, the Fund could face increased redemptions by its shareholders, which could further reduce the value of the Fund.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: allocation risk, Underlying PIMCO Fund risk, market trading risk, limited issuance risk, municipal project-specific risk, municipial bond risk, interest rate risk, call risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, futures contract risk, model risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, leveraging risk, smaller company risk, issuer non-diversification risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, call risk, credit risk, management risk and the risk that a fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	5

Important Information About the Funds (Cont.)

when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The PIMCO All Asset Fund and PIMCO All Asset All Authority Fund (“PIMCO Fund of Funds”) may invest their respective assets in Underlying PIMCO Funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

Certain Underlying PIMCO Funds may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Underlying PIMCO Fund’s performance and/or ability to achieve its investment objective. For example, certain transactions may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause the Underlying PIMCO Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

The geographical classification of foreign securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the fifth year (or sixth year for certain Funds). As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A,

6	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO All Asset Fund	07/31/02	07/31/02	04/30/08	12/31/02	04/30/03	04/30/03	04/30/03	04/30/03	01/31/06
PIMCO All Asset All Authority Fund	10/31/03	10/31/03	07/10/08	—	07/29/05	07/29/05	—	07/29/05	—

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	7

PIMCO All Asset Fund

Cumulative Returns Through September 30, 2014

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Institutional Class	1.47%	5.16%	7.53%	6.42%	8.12%
PIMCO All Asset Fund Class P	1.34%	5.05%	7.42%	6.32%	8.02%
PIMCO All Asset Fund Administrative Class	1.27%	4.90%	7.26%	6.16%	7.86%
PIMCO All Asset Fund Class D	1.21%	4.75%	7.09%	5.91%	7.58%
PIMCO All Asset Fund Class A	1.15%	4.65%	6.96%	5.82%	7.50%
PIMCO All Asset Fund Class A (adjusted)	-2.64%	0.72%	6.14%	5.41%	7.16%
PIMCO All Asset Fund Class B	0.81%	3.90%	6.16%	5.19%	6.97%
PIMCO All Asset Fund Class B (adjusted)	-2.69%	0.40%	6.08%	5.19%	6.97%
PIMCO All Asset Fund Class C	0.82%	3.92%	6.17%	5.03%	6.70%
PIMCO All Asset Fund Class C (adjusted)	-0.18%	2.92%	6.17%	5.03%	6.70%
PIMCO All Asset Fund Class R	1.05%	4.34%	6.67%	5.52%	7.21%
Barclays U.S. TIPS: 1-10 Year Index	0.89%	0.61%	3.43%	4.04%	4.79%
Consumer Price Index + 500 Basis Points	3.30%	6.66%	6.94%	7.27%	7.30%
Lipper Alternative Global Macro Funds Average	0.54%	4.37%	5.52%	6.26%	7.09%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 0.995% for Institutional Class shares, 1.095% for Class P shares, 1.245% for Administrative Class shares, 1.395% for Class D shares, 1.495% for Class A shares, 2.245% for Class B shares, 2.245% for Class C shares, and 1.745% for Class R shares.

8	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Institutional Class - PAAIX	Class P - PALPX	Administrative Class - PAALX	Class D - PASDX
Class A - PASAX	Class B - PASBX	Class C - PASCX	Class R - PATRX

Allocation Breakdown†

PIMCO Emerging Local Bond Fund	9.5%
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	8.3%
PIMCO Emerging Markets Currency Fund	8.3%
PIMCO Income Fund	6.5%
PIMCO Long-Term U.S. Government Fund	5.8%
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	5.6%
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	5.5%
Other	50.5%

†	% of Investments, at value as of 09/30/14

Portfolio Insights

»

The PIMCO All Asset Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds, or shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

»

Exposure to emerging markets equities, primarily through the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund and the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, benefited performance as these Underlying PIMCO Funds posted positive returns during the reporting period.

»

Allocations to real estate investment trusts (“REITs”), achieved through the PIMCO RealEstateRealReturn® Strategy Fund, benefited performance as this Underlying PIMCO Fund posted positive returns during the reporting period.

»

Allocations to U.S. long maturity bond strategies, achieved primarily through the PIMCO Long-Term Credit Fund and PIMCO Long-Term U.S. Government Fund, benefited performance as these Underlying PIMCO Funds posted positive returns during the reporting period.

»	Exposure to the PIMCO Income Fund benefited performance as this Underlying PIMCO Fund posted positive returns during the reporting period.

»

Commodities exposure, achieved through the PIMCO CommoditiesPLUS® Strategy Fund and the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as these Underlying PIMCO Funds posted negative returns during the reporting period.

»

Exposure to local currency-denominated emerging markets bonds, achieved through the PIMCO Emerging Local Bond Fund and PIMCO Emerging Markets Currency Fund, detracted from performance as these Underlying PIMCO Funds posted negative returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	9

PIMCO All Asset All Authority Fund

Cumulative Returns Through September 30, 2014

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Institutional Class	-0.04%	1.34%	5.57%	6.26%	6.75%
PIMCO All Asset All Authority Fund Class P	-0.18%	1.23%	5.44%	6.10%	6.58%
PIMCO All Asset All Authority Fund Class D	-0.21%	0.94%	5.15%	5.74%	6.21%
PIMCO All Asset All Authority Fund Class A	-0.36%	0.86%	5.03%	5.67%	6.15%
PIMCO All Asset All Authority Fund Class A (adjusted)	-5.84%	-4.69%	4.23%	5.27%	5.78%
PIMCO All Asset All Authority Fund Class C	-0.69%	0.13%	4.25%	4.88%	5.36%
PIMCO All Asset All Authority Fund Class C (adjusted)	-1.67%	-0.83%	4.25%	4.88%	5.36%
S&P 500 Index	6.42%	19.73%	15.70%	8.11%	8.14%
Consumer Price Index + 650 Basis Points	4.02%	8.16%	8.44%	8.77%	8.82%
Lipper Alternative Global Macro Funds Average	0.54%	4.37%	5.52%	6.26%	6.59%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.95% for Institutional Class shares, 2.05% for Class P shares, 2.35% for Class D shares, 2.40% for Class A shares, and 3.15% for Class C shares.

10	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Institutional Class - PAUIX	Class P - PAUPX	Class D - PAUDX
Class A - PAUAX	Class C - PAUCX

Allocation Breakdown†

PIMCO StocksPLUS® AR Short Strategy Fund	13.0%
PIMCO Emerging Local Bond Fund	7.2%
PIMCO Emerging Markets Currency Fund	6.6%
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	6.2%
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	6.2%
PIMCO Income Fund	5.9%
PIMCO Fundamental Advantage Absolute Return Strategy Fund	5.0%
PIMCO Long-Term U.S. Government Fund	5.0%
Other	44.9%

†	% of Investments, at value as of 09/30/14

Portfolio Insights

»

The PIMCO All Asset All Authority Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds, or shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

»

Exposure to emerging markets equities, primarily through the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund and the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, benefited performance as these Underlying PIMCO Funds posted positive returns during the reporting period.

»	Allocations to real estate investment trusts (“REITs”), achieved through the PIMCO RealEstateRealReturn Strategy Fund, benefited performance as this Underlying PIMCO Fund posted positive returns during the reporting period.

»

Allocations to U.S. long maturity bond strategies, achieved primarily through the PIMCO Long-Term Credit Fund and PIMCO Long-Term U.S. Government Fund, benefited performance as these Underlying PIMCO Funds posted positive returns during the reporting period.

»	Exposure to the PIMCO Income Fund benefited performance as this Underlying PIMCO Fund posted positive returns during the reporting period.

»

Commodities exposure, achieved through the PIMCO CommoditiesPLUS® Strategy Fund and the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as these Underlying PIMCO Funds posted negative returns during the reporting period.

»

Exposure to local currency-denominated emerging markets bonds, achieved through the PIMCO Emerging Local Bond Fund and PIMCO Emerging Markets Currency Fund, detracted from performance as these Underlying PIMCO Funds posted negative returns during the reporting period.

»

Exposure to the inverse of the S&P 500 Index, achieved through the PIMCO StocksPLUS® AR Short Strategy Fund, detracted from performance as this Underlying PIMCO Fund posted negative returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	11

Expense Example

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2014 to September 30, 2014 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

12	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period *	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO All Asset Fund
Institutional Class	$1,000.00	$1,014.70	$0.38	$1,000.00	$1,024.69	$0.38	0.075%
Class P	1,000.00	1,013.40	0.88	1,000.00	1,024.19	0.89	0.175
Administrative Class	1,000.00	1,012.70	1.64	1,000.00	1,023.44	1.65	0.325
Class D	1,000.00	1,012.10	2.40	1,000.00	1,022.69	2.41	0.475
Class A	1,000.00	1,011.50	2.90	1,000.00	1,022.19	2.91	0.575
Class B	1,000.00	1,008.10	6.67	1,000.00	1,018.43	6.70	1.325
Class C	1,000.00	1,008.20	6.67	1,000.00	1,018.43	6.70	1.325
Class R	1,000.00	1,010.50	4.16	1,000.00	1,020.93	4.18	0.825

PIMCO All Asset All Authority Fund
Institutional Class	$1,000.00	$999.60	$3.61	$1,000.00	$1,021.46	$3.65	0.72%
Class P	1,000.00	998.20	4.11	1,000.00	1,020.96	4.15	0.82
Class D	1,000.00	997.90	5.61	1,000.00	1,019.45	5.67	1.12
Class A	1,000.00	996.40	5.86	1,000.00	1,019.20	5.92	1.17
Class C	1,000.00	993.10	9.59	1,000.00	1,015.44	9.70	1.92

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 7 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	13

Benchmark Descriptions

Index	Description

Barclays U.S. TIPS: 1-10 Year Index	Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

14	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
PIMCO All Asset Fund
Institutional Class
04/01/2014 - 09/30/2014+	$12.29	$0.20	$(0.02)	$0.18	$(0.19)	$0.00
03/31/2014	12.58	0.56	(0.30)	0.26	(0.55)	0.00
03/31/2013	12.14	0.71	0.45	1.16	(0.72)	0.00
03/31/2012	12.38	0.82	(0.20)	0.62	(0.86)	0.00
03/31/2011	11.69	0.99	0.64	1.63	(0.94)	0.00
03/31/2010	9.75	0.94	1.90	2.84	(0.90)	0.00
Class P
04/01/2014 - 09/30/2014+	12.32	0.20	(0.03)	0.17	(0.19)	0.00
03/31/2014	12.60	0.55	(0.29)	0.26	(0.54)	0.00
03/31/2013	12.14	0.72	0.42	1.14	(0.68)	0.00
03/31/2012	12.38	0.83	(0.23)	0.60	(0.84)	0.00
03/31/2011	11.70	1.05	0.56	1.61	(0.93)	0.00
03/31/2010	9.76	1.06	1.77	2.83	(0.89)	0.00
Administrative Class
04/01/2014 - 09/30/2014+	12.32	0.18	(0.02)	0.16	(0.18)	0.00
03/31/2014	12.60	0.53	(0.29)	0.24	(0.52)	0.00
03/31/2013	12.11	0.69	0.43	1.12	(0.63)	0.00
03/31/2012	12.36	0.79	(0.21)	0.58	(0.83)	0.00
03/31/2011	11.68	1.01	0.58	1.59	(0.91)	0.00
03/31/2010	9.74	0.95	1.87	2.82	(0.88)	0.00
Class D
04/01/2014 - 09/30/2014+	12.30	0.17	(0.02)	0.15	(0.17)	0.00
03/31/2014	12.58	0.50	(0.28)	0.22	(0.50)	0.00
03/31/2013	12.06	0.67	0.43	1.10	(0.58)	0.00
03/31/2012	12.31	0.76	(0.20)	0.56	(0.81)	0.00
03/31/2011	11.64	1.01	0.56	1.57	(0.90)	0.00
03/31/2010	9.71	0.94	1.85	2.79	(0.86)	0.00

Please see footnotes on page 20.

16	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$(0.19)	$12.28	1.47%	$27,147,510	0.075	%*	0.225	%*	0.075	%*	0.225	%*	3.17	%*	46%
(0.55)	12.29	2.20	27,142,889	0.075		0.225		0.075		0.225		4.59		54
(0.72)	12.58	9.65	26,626,154	0.125		0.225		0.125		0.225		5.69		36
(0.86)	12.14	5.34	21,691,755	0.155		0.225		0.155		0.225		6.72		56
(0.94)	12.38	14.35	16,140,734	0.165		0.225		0.165		0.225		8.15		77
(0.90)	11.69	29.57	11,900,977	0.245		0.225		0.245		0.225		8.23		78

(0.19)	12.30	1.34	1,295,035	0.175	*	0.325	*	0.175	*	0.325	*	3.08	*	46
(0.54)	12.32	2.18	1,210,039	0.175		0.325		0.175		0.325		4.47		54
(0.68)	12.60	9.54	1,507,357	0.225		0.325		0.225		0.325		5.73		36
(0.84)	12.14	5.25	971,650	0.255		0.325		0.255		0.325		6.80		56
(0.93)	12.38	14.15	605,583	0.265		0.325		0.265		0.325		8.57		77
(0.89)	11.70	29.45	241,450	0.345		0.325		0.345		0.325		9.17		78

(0.18)	12.30	1.27	460,988	0.325	*	0.475	*	0.325	*	0.475	*	2.91	*	46
(0.52)	12.32	2.03	459,772	0.325		0.475		0.325		0.475		4.30		54
(0.63)	12.60	9.38	487,385	0.375		0.475		0.375		0.475		5.58		36
(0.83)	12.11	5.03	355,331	0.405		0.475		0.405		0.475		6.48		56
(0.91)	12.36	14.02	269,338	0.415		0.475		0.415		0.475		8.29		77
(0.88)	11.68	29.32	163,748	0.495		0.475		0.495		0.475		8.31		78

(0.17)	12.28	1.21	799,928	0.475	*	0.625	*	0.475	*	0.625	*	2.76	*	46
(0.50)	12.30	1.88	841,407	0.475		0.625		0.475		0.625		4.10		54
(0.58)	12.58	9.21	1,071,887	0.525		0.625		0.525		0.625		5.40		36
(0.81)	12.06	4.90	809,555	0.555		0.625		0.555		0.625		6.26		56
(0.90)	12.31	13.84	673,857	0.565		0.625		0.565		0.625		8.28		77
(0.86)	11.64	29.13	331,333	0.645		0.625		0.645		0.625		8.25		78

Please see footnotes on page 20.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	17

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Class A
04/01/2014 - 09/30/2014+	$12.31	$0.17	$(0.02)	$0.15	$(0.17)	$0.00
03/31/2014	12.59	0.50	(0.29)	0.21	(0.49)	0.00
03/31/2013	12.04	0.64	0.44	1.08	(0.53)	0.00
03/31/2012	12.29	0.74	(0.19)	0.55	(0.80)	0.00
03/31/2011	11.62	0.94	0.60	1.54	(0.87)	0.00
03/31/2010	9.70	0.87	1.89	2.76	(0.84)	0.00
Class B
04/01/2014 - 09/30/2014+	12.41	0.11	(0.01)	0.10	(0.10)	0.00
03/31/2014	12.68	0.39	(0.27)	0.12	(0.39)	0.00
03/31/2013	11.97	0.49	0.49	0.98	(0.27)	0.00
03/31/2012	12.21	0.60	(0.14)	0.46	(0.70)	0.00
03/31/2011	11.54	0.72	0.72	1.44	(0.77)	0.00
03/31/2010	9.64	0.75	1.90	2.65	(0.75)	0.00
Class C
04/01/2014 - 09/30/2014+	12.27	0.12	(0.02)	0.10	(0.12)	0.00
03/31/2014	12.56	0.40	(0.29)	0.11	(0.40)	0.00
03/31/2013	11.90	0.55	0.43	0.98	(0.32)	0.00
03/31/2012	12.16	0.65	(0.19)	0.46	(0.72)	0.00
03/31/2011	11.51	0.83	0.61	1.44	(0.79)	0.00
03/31/2010	9.62	0.77	1.88	2.65	(0.76)	0.00
Class R
04/01/2014 - 09/30/2014+	12.25	0.15	(0.02)	0.13	(0.15)	0.00
03/31/2014	12.54	0.47	(0.30)	0.17	(0.46)	0.00
03/31/2013	11.98	0.64	0.41	1.05	(0.49)	0.00
03/31/2012	12.24	0.72	(0.21)	0.51	(0.77)	0.00
03/31/2011	11.59	0.98	0.53	1.51	(0.86)	0.00
03/31/2010	9.69	0.98	1.74	2.72	(0.82)	0.00

Please see footnotes on page 20.

18	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$(0.17)	$12.29	1.15%	$1,657,143	0.575	%*	0.725	%*	0.575	%*	0.725	%*	2.65	%*	46%
(0.49)	12.31	1.78	1,884,760	0.575		0.725		0.575		0.725		4.06		54
(0.53)	12.59	9.08	2,230,692	0.625		0.725		0.625		0.725		5.18		36
(0.80)	12.04	4.80	2,015,779	0.665	(b)	0.735	(b)	0.665	(b)	0.735	(b)	6.12		56
(0.87)	12.29	13.64	1,806,797	0.765		0.825		0.765		0.825		7.72		77
(0.84)	11.62	28.80	1,200,093	0.845		0.825		0.845		0.825		7.68		78

(0.10)	12.41	0.81	5,977	1.325	*	1.475	*	1.325	*	1.475	*	1.78	*	46
(0.39)	12.41	1.01	13,283	1.325		1.475		1.325		1.475		3.11		54
(0.27)	12.68	8.21	26,672	1.375		1.475		1.375		1.475		4.00		36
(0.70)	11.97	4.05	46,577	1.415	(b)	1.485	(b)	1.415	(b)	1.485	(b)	5.00		56
(0.77)	12.21	12.79	85,559	1.515		1.575		1.515		1.575		6.03		77
(0.75)	11.54	27.82	141,265	1.595		1.575		1.595		1.575		6.72		78

(0.12)	12.25	0.82	1,641,777	1.325	*	1.475	*	1.325	*	1.475	*	1.90	*	46
(0.40)	12.27	0.97	1,755,836	1.325		1.475		1.325		1.475		3.29		54
(0.32)	12.56	8.31	2,141,098	1.375		1.475		1.375		1.475		4.45		36
(0.72)	11.90	4.05	1,807,849	1.415	(b)	1.485	(b)	1.415	(b)	1.485	(b)	5.43		56
(0.79)	12.16	12.82	1,566,715	1.515		1.575		1.515		1.575		6.95		77
(0.76)	11.51	27.83	1,062,366	1.595		1.575		1.595		1.575		6.92		78

(0.15)	12.23	1.05	132,887	0.825	*	0.975	*	0.825	*	0.975	*	2.41	*	46
(0.46)	12.25	1.48	139,215	0.825		0.975		0.825		0.975		3.84		54
(0.49)	12.54	8.81	140,896	0.875		0.975		0.875		0.975		5.17		36
(0.77)	11.98	4.51	78,655	0.965	(c)	1.035	(c)	0.965	(c)	1.035	(c)	6.03		56
(0.86)	12.24	13.33	46,994	1.065		1.125		1.065		1.125		8.06		77
(0.82)	11.59	28.44	10,365	1.145		1.125		1.145		1.125		8.55		78

Please see footnotes on page 20.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
PIMCO All Asset All Authority Fund
Institutional Class
04/01/2014 - 09/30/2014+	$10.06	$0.17	$(0.17)	$0.00	$(0.16)	$0.00
03/31/2014	10.93	0.56	(0.88)	(0.32)	(0.55)	0.00
03/31/2013	10.63	0.72	0.27	0.99	(0.69)	0.00
03/31/2012	10.80	0.91	(0.20)	0.71	(0.88)	0.00
03/31/2011	10.37	0.87	0.31	1.18	(0.72)	(0.03)
03/31/2010	9.06	0.97	1.17	2.14	(0.83)	0.00
Class P
04/01/2014 - 09/30/2014+	10.07	0.17	(0.18)	(0.01)	(0.16)	0.00
03/31/2014	10.94	0.51	(0.84)	(0.33)	(0.54)	0.00
03/31/2013	10.62	0.70	0.29	0.99	(0.67)	0.00
03/31/2012	10.79	0.92	(0.22)	0.70	(0.87)	0.00
03/31/2011	10.37	0.85	0.31	1.16	(0.71)	(0.03)
03/31/2010	9.06	1.09	1.05	2.14	(0.83)	0.00
Class D
04/01/2014 - 09/30/2014+	10.03	0.15	(0.17)	(0.02)	(0.14)	0.00
03/31/2014	10.90	0.48	(0.84)	(0.36)	(0.51)	0.00
03/31/2013	10.54	0.66	0.28	0.94	(0.58)	0.00
03/31/2012	10.71	0.86	(0.19)	0.67	(0.84)	0.00
03/31/2011	10.30	0.79	0.33	1.12	(0.68)	(0.03)
03/31/2010	9.02	1.00	1.08	2.08	(0.80)	0.00
Class A
04/01/2014 - 09/30/2014+	10.07	0.15	(0.18)	(0.03)	(0.14)	0.00
03/31/2014	10.94	0.48	(0.85)	(0.37)	(0.50)	0.00
03/31/2013	10.56	0.65	0.30	0.95	(0.57)	0.00
03/31/2012	10.74	0.84	(0.18)	0.66	(0.84)	0.00
03/31/2011	10.33	0.78	0.33	1.11	(0.67)	(0.03)
03/31/2010	9.03	0.85	1.23	2.08	(0.78)	0.00

Please see footnotes on page 20.

20	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$(0.16)	$9.90	(0.04)%	$15,049,023	0.72	%*(d)	0.80	%*(d)	0.17	%*	0.25	%*	3.33	%*	38%
(0.55)	10.06	(2.80)	15,257,211	0.82	(d)	0.89	(d)	0.18		0.25		5.43		65
(0.69)	10.93	9.40	15,915,147	0.83	(d)	0.87	(d)	0.21		0.25		6.56		18
(0.88)	10.63	7.11	7,813,207	0.69	(d)	0.72	(d)	0.22		0.25		8.51		55
(0.75)	10.80	11.65	4,370,025	0.56	(d)	0.56	(d)	0.25		0.25		8.01		68
(0.83)	10.37	23.98	1,742,748	0.44	(d)	0.44	(d)	0.25		0.25		9.34		45

(0.16)	9.90	(0.18)	4,249,075	0.82	*(d)	0.90	*(d)	0.27	*	0.35	*	3.25	*	38
(0.54)	10.07	(2.91)	3,787,152	0.92	(d)	0.99	(d)	0.28		0.35		4.96		65
(0.67)	10.94	9.35	6,376,178	0.93	(d)	0.97	(d)	0.31		0.35		6.41		18
(0.87)	10.62	7.02	2,999,496	0.79	(d)	0.82	(d)	0.32		0.35		8.59		55
(0.74)	10.79	11.46	1,651,590	0.66	(d)	0.66	(d)	0.35		0.35		7.82		68
(0.83)	10.37	23.91	530,846	0.54	(d)	0.54	(d)	0.35		0.35		10.42		45

(0.14)	9.87	(0.21)	1,157,012	1.12	*(d)	1.20	*(d)	0.57	*	0.65	*	2.92	*	38
(0.51)	10.03	(3.21)	1,219,268	1.22	(d)	1.29	(d)	0.58		0.65		4.69		65
(0.58)	10.90	8.98	1,994,391	1.23	(d)	1.27	(d)	0.61		0.65		6.04		18
(0.84)	10.54	6.79	1,146,466	1.09	(d)	1.12	(d)	0.62		0.65		8.17		55
(0.71)	10.71	11.13	646,732	0.96	(d)	0.96	(d)	0.65		0.65		7.34		68
(0.80)	10.30	23.38	292,246	0.84	(d)	0.84	(d)	0.65		0.65		9.63		45

(0.14)	9.90	(0.36)	2,286,344	1.17	*(d)	1.25	*(d)	0.62	*	0.70	*	2.81	*	38
(0.50)	10.07	(3.25)	3,312,097	1.27	(d)	1.34	(d)	0.63		0.70		4.66		65
(0.57)	10.94	9.01	5,312,366	1.28	(d)	1.32	(d)	0.66		0.70		5.98		18
(0.84)	10.56	6.60	3,163,944	1.15	(d)(e)	1.18	(d)(e)	0.68	(e)	0.71	(e)	7.87		55
(0.70)	10.74	10.92	2,181,350	1.16	(d)	1.16	(d)	0.85		0.85		7.27		68
(0.78)	10.33	23.29	899,594	1.04	(d)	1.04	(d)	0.85		0.85		8.28		45

Please see footnotes on page 20.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Class C
04/01/2014 - 09/30/2014+	$10.07	$0.11	$(0.18)	$(0.07)	$(0.10)	$0.00
03/31/2014	10.94	0.41	(0.85)	(0.44)	(0.43)	0.00
03/31/2013	10.46	0.57	0.28	0.85	(0.37)	0.00
03/31/2012	10.65	0.77	(0.19)	0.58	(0.77)	0.00
03/31/2011	10.26	0.72	0.30	1.02	(0.60)	(0.03)
03/31/2010	8.99	0.80	1.18	1.98	(0.71)	0.00

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.30%.
(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.35%.
(d)	Ratio of expenses to average net assets includes line of credit expenses.
(e)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.15% to an annual rate of 0.25%.

22	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$(0.10)	$9.90	(0.69)%	$2,803,604	1.92	%*(d)	2.00	%*(d)	1.37	%*	1.45	%*	2.10	%*	38%
(0.43)	10.07	(3.97)	3,207,862	2.02	(d)	2.09	(d)	1.38		1.45		3.99		65
(0.37)	10.94	8.11	4,592,645	2.03	(d)	2.07	(d)	1.41		1.45		5.29		18
(0.77)	10.46	5.87	2,540,771	1.90	(d)(e)	1.93	(d)(e)	1.43	(e)	1.46	(e)	7.28		55
(0.63)	10.65	10.11	1,562,700	1.91	(d)	1.91	(d)	1.60		1.60		6.70		68
(0.71)	10.26	22.28	582,851	1.79	(d)	1.79	(d)	1.60		1.60		7.79		45

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	23

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund
Assets:
Investments, at value
Investments in securities*	$1,147	$917
Investments in Affiliates	33,267,307	36,284,907
Cash	0	1
Receivable for investments in Affiliates sold	178,610	166,153
Receivable for Fund shares sold	46,020	22,150
Dividends receivable from Affiliates	55,680	52,504
Reimbursement receivable from PIMCO	3,837	1,424
	33,552,601	36,528,056
Liabilities:
Borrowings & Other Financing Transactions
Payable for line of credit	$0	$10,567,264
Payable for investments in Affiliates purchased	235,137	218,572
Payable for Fund shares redeemed	167,165	187,418
Accrued investment advisory fees	4,765	4,260
Accrued supervisory and administrative fees	2,278	2,419
Accrued distribution fees	1,301	1,988
Accrued servicing fees	710	1,077
	411,356	10,982,998
Net Assets	$33,141,245	$25,545,058
Net Assets Consist of:
Paid in capital	$34,057,336	$28,543,401
Undistributed net investment income	84,572	80,615
Accumulated undistributed net realized (loss)	(1,382,583)	(1,191,537)
Net unrealized appreciation (depreciation)	381,920	(1,887,421)
	$33,141,245	$25,545,058
Cost of Investments in Securities	$1,147	$917
Cost of Investments in Affiliates	$32,885,387	$38,172,328

* Includes repurchase agreements of:	$1,147	$917

24	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

September 30, 2014 (Unaudited)

	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund
Net Assets:
Institutional Class	$27,147,510	$15,049,023
Class P	1,295,035	4,249,075
Administrative Class	460,988	NA
Class D	799,928	1,157,012
Class A	1,657,143	2,286,344
Class B	5,977	NA
Class C	1,641,777	2,803,604
Class R	132,887	NA
Shares Issued and Outstanding:
Institutional Class	2,210,745	1,520,193
Class P	105,273	429,041
Administrative Class	37,473	NA
Class D	65,132	117,262
Class A	134,806	230,865
Class B	482	NA
Class C	134,068	283,187
Class R	10,863	NA
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$12.28	$9.90
Class P	12.30	9.90
Administrative Class	12.30	NA
Class D	12.28	9.87
Class A	12.29	9.90
Class B	12.41	NA
Class C	12.25	9.90
Class R	12.23	NA

^	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	25

Statements of Operations

Six Months Ended September 30, 2014 (Unaudited) (Amounts in thousands)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Investment Income:
Dividends from Investments in Affiliates	$556,761	$546,621
Total Income	556,761	546,621

Expenses:
Investment advisory fees	30,075	27,143
Supervisory and administrative fees	14,532	15,842
Distribution and/or servicing fees - Administrative Class	591	0
Distribution and/or servicing fees - Class D	1,046	1,544
Distribution fees - Class B	36	0
Distribution fees - Class C	6,520	11,594
Distribution fees - Class R	176	0
Servicing fees - Class A	2,323	3,798
Servicing fees - Class B	12	0
Servicing fees - Class C	2,173	3,865
Servicing fees - Class R	176	0
Interest expense	0	73,955
Total Expenses	57,660	137,741
Waiver and/or Reimbursement by PIMCO	(25,692)	(11,705)
Net Expenses	31,968	126,036

Net Investment Income	524,793	420,585

Net Realized Gain:
Investments in Affiliates	407,140	119,248
Net Realized Gain	407,140	119,248

Net Change in Unrealized (Depreciation):
Investments in Affiliates	(464,055)	(572,205)
Net Change in Unrealized (Depreciation)	(464,055)	(572,205)
Net (Loss)	(56,915)	(452,957)

Net Increase (Decrease) in Net Assets Resulting from Operations	$467,878	$(32,372)

26	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Statements of Changes in Net Assets

(Amounts in thousands)	PIMCO All Asset Fund		PIMCO All Asset All Authority Fund
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
(Decrease) in Net Assets from:

Operations:
Net investment income	$524,793	$1,491,948	$420,585	$1,597,141
Net realized gain (loss)	407,140	(308,417)	119,248	(1,130,590)
Net change in unrealized (depreciation)	(464,055)	(548,854)	(572,205)	(1,776,045)
Net increase (decrease) resulting from operations	467,878	634,677	(32,372)	(1,309,494)

Distributions to Shareholders:
From net investment income
Institutional Class	(432,509)	(1,176,575)	(246,119)	(877,457)
Class P	(19,189)	(59,095)	(62,012)	(247,200)
Administrative Class	(6,749)	(19,613)	0	0
Class D	(11,298)	(37,830)	(16,985)	(70,263)
Class A	(23,718)	(81,442)	(38,403)	(198,882)
Class B	(64)	(533)	0	0
Class C	(16,805)	(62,481)	(30,491)	(158,223)
Class R	(1,676)	(5,414)	0	0

Total Distributions	(512,008)	(1,442,983)	(394,010)	(1,552,025)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(261,826)	23,366	(812,150)	(4,545,618)

Total (Decrease) in Net Assets	(305,956)	(784,940)	(1,238,532)	(7,407,137)

Net Assets:
Beginning of period	33,447,201	34,232,141	26,783,590	34,190,727
End of period*	$33,141,245	$33,447,201	$25,545,058	$26,783,590

* Including undistributed net investment income of:	$84,572	$71,787	$80,615	$54,040

**	See Note 11 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	27

Statement of Cash Flows

Six Months Ended September 30, 2014 (Unaudited) (Amounts in thousands)	PIMCO All Asset All Authority Fund
Cash flows provided by operating activities:
Net (decrease) in net assets resulting from operations	$(32,372)

Adjustments to reconcile net (decrease) in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(14,041,198)
Proceeds from sales of long-term securities	15,224,110
Proceeds from sales of short-term portfolio investments, net	37
Decrease in receivable for investments sold	237,765
Decrease in interest and dividends receivable	6,962
Decrease in reimbursement receivable from PIMCO	1,012
(Decrease) in payable for investments purchased	(245,812)
(Decrease) in accrued investment advisory fees	(22)
(Decrease) in accrued supervisory and administrative fees	(145)
(Decrease) in accrued distribution fee	(187)
(Decrease) in accrued servicing fee	(231)
Net Realized (Gain)
Investments in Affiliates	(119,248)
Net Change in Unrealized Depreciation
Investments in Affiliates	572,205
Net cash provided by operating activities	1,602,876

Cash flows (used for) financing activities:
Proceeds from shares sold	3,410,987
Payments on shares redeemed	(4,439,261)
Net borrowing of line of credit	(522,941)
Cash dividend paid*	(51,661)
Net cash (used for) financing activities	(1,602,876)

Net Increase (Decrease) in Cash and Foreign Currency	0

Cash and Foreign Currency:
Beginning of period	1
End of period	$1
* Reinvestment of dividends	$342,349

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$70,389

28	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Schedule of Investments PIMCO All Asset Fund

(Unaudited) September 30, 2014

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (b) 0.0%
		$1,147

Total Short-Term Instruments (Cost $1,147)		1,147

Total Investments in Securities (Cost $1,147)		1,147

	SHARES
INVESTMENTS IN AFFILIATES 100.4%

MUTUAL FUNDS (a) 100.1%
PIMCO CommoditiesPLUS® Strategy Fund	117,886,632	1,190,655
PIMCO CommodityRealReturn Strategy Fund®	190,736,533	995,645
PIMCO Credit Absolute Return Fund	34,091,153	364,434
PIMCO Diversified Income Fund	2,644,164	30,593
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	154,569,457	1,558,060
PIMCO Emerging Local Bond Fund	348,267,645	3,155,305
PIMCO Emerging Markets Bond Fund	58,507,771	637,735
PIMCO Emerging Markets Corporate Bond Fund	16,594,374	190,669
PIMCO Emerging Markets Currency Fund	278,911,015	2,766,797
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	260,738,370	2,771,649
PIMCO EqS Pathfinder Fund®	58,130,338	722,560
PIMCO EqS® Dividend Fund	143,509	1,757
PIMCO EqS® Emerging Markets Fund	700,766	6,104
PIMCO EqS® Long/Short Fund	13,539,295	155,567
PIMCO Floating Income Fund	10,808,835	93,821

	SHARES	MARKET VALUE (000S)
PIMCO Foreign Bond Fund (Unhedged)	9,598,042	$97,708
PIMCO Fundamental Advantage Absolute Return Strategy Fund	433,027,879	1,628,185
PIMCO Fundamental IndexPLUS® AR Fund	1,225,035	8,894
PIMCO Global Advantage® Strategy Bond Fund	1,325,383	14,619
PIMCO High Yield Fund	15,242,235	144,344
PIMCO High Yield Spectrum Fund	82,493,325	885,153
PIMCO Income Fund	171,031,972	2,161,844
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	85,595,804	1,018,590
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	394,009	3,124
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	1,077,664	7,102
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	179,529,553	1,877,879
PIMCO Investment Grade Corporate Bond Fund	63,050,209	670,854
PIMCO Long Duration Total Return Fund	51,786,444	597,616
PIMCO Long-Term Credit Fund	87,835,999	1,113,760
PIMCO Long-Term U.S. Government Fund	185,456,875	1,923,188
PIMCO Low Duration Fund	8,532,154	87,881
PIMCO Low Volatility RAFI®-PLUS AR Fund	52,201,972	570,568
PIMCO Mortgage Opportunities Fund	17,132,374	190,169
PIMCO Real Return Asset Fund	53,957,523	446,229
PIMCO Real Return Fund	36,620,102	413,441
PIMCO RealEstateRealReturn Strategy Fund	120,215,128	532,553

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	29

Schedule of Investments PIMCO All Asset Fund (Cont.)

	SHARES	MARKET VALUE (000S)
PIMCO Senior Floating Rate Fund	52,501,753	$530,268
PIMCO Short-Term Fund	10,458	104
PIMCO Small Cap StocksPLUS® AR Strategy Fund	687,446	6,455
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	17,996,162	209,835
PIMCO StocksPLUS® Absolute Return Fund	256,420	2,841
PIMCO StocksPLUS® Fund	76,471	812
PIMCO Total Return Fund	72,349,510	786,439
PIMCO TRENDS Managed Futures Strategy Fund	5,061,498	58,157
PIMCO Unconstrained Bond Fund	64,279,542	724,430
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	184,180,286	1,817,859

Total Mutual Funds (Cost $32,787,045)		33,172,252

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 0.3%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	540,000	$25,839
PIMCO Low Duration Exchange-Traded Fund	682,562	69,082

Total Exchange-Traded Funds (Cost $98,208)		94,921

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	2,696	27
PIMCO Short-Term Floating NAV Portfolio III	10,746	107

Total Short-Term Instruments (Cost $134)		134

Total Investments in Affiliates (Cost $32,885,387)		33,267,307

Total Investments 100.4% (Cost $32,886,534)		$33,268,454

Other Assets and Liabilities, net (0.4%)		(127,209)

Net Assets 100.0%		$33,141,245

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$1,147	U.S. Treasury Notes 1.500% due 02/28/2019	$(1,173)	$1,147	$1,147

Total Repurchase Agreements						$(1,173)	$1,147	$1,147

(1)	Includes accrued interest.

30	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

(Unaudited) September 30, 2014

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)		Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$1,147	$0	$0	$0	$1,147		$(1,173)		$(26)

Total Borrowings and Other Financing Transactions	$1,147	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 6, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$1,147	$0	$1,147
	$0	$1,147	$0	$1,147

Investments in Affiliates, at Value
Mutual Funds	33,172,252	0	0	33,172,252
Exchange-Traded Funds	94,921	0	0	94,921
Short-Term Instruments
Central Funds Used for Cash Management Purposes	134	0	0	134
	$33,267,307	$0	$0	$33,267,307

Total Investments	$33,267,307	$1,147	$0	$33,268,454

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	31

Schedule of Investments PIMCO All Asset All Authority Fund

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (b) 0.0%
		$917

Total Short-Term Instruments (Cost $917)		917

Total Investments in Securities (Cost $917)		917

	SHARES
INVESTMENTS IN AFFILIATES 142.0%

MUTUAL FUNDS (a) 141.7%
PIMCO CommoditiesPLUS® Strategy Fund	128,344,574	1,296,280
PIMCO CommodityRealReturn Strategy Fund®	150,780,514	787,074
PIMCO Credit Absolute Return Fund	43,059,459	460,306
PIMCO Diversified Income Fund	2,181,211	25,237
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	159,178,735	1,604,522
PIMCO Emerging Local Bond Fund	289,295,242	2,621,015
PIMCO Emerging Markets Bond Fund	87,449,238	953,197
PIMCO Emerging Markets Corporate Bond Fund	33,540,647	385,382
PIMCO Emerging Markets Currency Fund	241,588,597	2,396,559
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	209,788,488	2,230,052
PIMCO EqS Pathfinder Fund®	21,907,123	272,305
PIMCO EqS® Dividend Fund	46,550	570
PIMCO EqS® Emerging Markets Fund	126,470	1,101
PIMCO EqS® Long/Short Fund	11,331,509	130,199
PIMCO Floating Income Fund	16,320,536	141,662

	SHARES	MARKET VALUE (000S)
PIMCO Foreign Bond Fund (Unhedged)	8,437,165	$85,890
PIMCO Fundamental Advantage Absolute Return Strategy Fund	486,080,046	1,827,661
PIMCO Fundamental IndexPLUS® AR Fund	37,803	274
PIMCO Global Advantage® Strategy Bond Fund	1,140,967	12,585
PIMCO High Yield Fund	12,123,593	114,810
PIMCO High Yield Spectrum Fund	79,804,124	856,298
PIMCO Income Fund	167,754,154	2,120,412
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	73,155,686	870,553
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	30,437	241
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	151,385,555	1,583,493
PIMCO Investment Grade Corporate Bond Fund	39,146,892	416,523
PIMCO Long Duration Total Return Fund	57,477,796	663,294
PIMCO Long-Term Credit Fund	36,703,135	465,396
PIMCO Long-Term U.S. Government Fund	175,445,000	1,819,365
PIMCO Low Duration Fund	2,380,838	24,523
PIMCO Low Volatility RAFI®-PLUS AR Fund	43,272,824	472,972
PIMCO Mortgage Opportunities Fund	16,957,603	188,229
PIMCO Real Return Asset Fund	49,899,110	412,666
PIMCO Real Return Fund	32,679,848	368,955
PIMCO RealEstateRealReturn Strategy Fund	120,115,412	532,111
PIMCO Senior Floating Rate Fund	96,307,120	972,702
PIMCO Short-Term Fund	16,776	166
PIMCO Small Cap StocksPLUS® AR Strategy Fund	21,912	206

32	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

	SHARES	MARKET VALUE (000S)
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	13,605,329	$158,638
PIMCO StocksPLUS® Absolute Return Fund	28,233	313
PIMCO StocksPLUS® AR Short Strategy Fund	1,883,698,002	4,728,082
PIMCO StocksPLUS® Fund	9,605	102
PIMCO Total Return Fund	72,171,358	784,503
PIMCO TRENDS Managed Futures Strategy Fund	4,691,779	53,908
PIMCO Unconstrained Bond Fund	98,719,613	1,112,570
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	228,583,755	2,256,122

Total Mutual Funds (Cost $38,093,769)		36,209,024

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 0.3%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	440,000	$21,054
PIMCO Low Duration Exchange-Traded Fund	541,301	54,785

Total Exchange-Traded Funds (Cost $78,515)		75,839

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	4,366	44

Total Short-Term Instruments (Cost $44)		44

Total Investments in Affiliates (Cost $38,172,328)		36,284,907

Total Investments 142.0% (Cost $38,173,245)		$36,285,824

Other Assets and Liabilities, net (42.0%)		(10,740,766)

Net Assets 100.0%		$25,545,058

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS):

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$917	U.S. Treasury Notes 8.125% due 08/15/2021	$(941)	$917	$917

Total Repurchase Agreements						$(941)	$917	$917

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	33

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)

(Unaudited)

September 30, 2014

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$917	$0	$0	$0	$917	$ (941)	$ (24)

Total Borrowings and Other Financing Transactions	$917	$0	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 6, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$917	$0	$917
	$0	$917	$0	$917

Investments in Affiliates, at Value
Mutual Funds	36,209,024	0	0	36,209,024
Exchange-Traded Funds	75,839	0	0	75,839
Short-Term Instruments
Central Funds Used for Cash Management Purposes	44	0	0	44
	$36,284,907	$0	$0	$36,284,907

Total Investments	$36,284,907	$917	$0	$36,285,824

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

34	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)
September 30, 2014

1.ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of two funds (each a “Fund” and collectively the “Funds”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the PIMCO All Asset and PIMCO All Asset All Authority Funds.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from Underlying Pimco Funds are recorded as dividend income. Long-term capital gain distributions received from Underlying Pimco Funds are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	35

Notes to Financial Statements (Cont.)

securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in

36	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)
September 30, 2014

accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions, short sale transactions or a line of credit, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows, as applicable, have been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update became effective for interim or annual periods beginning on or after December 15, 2013. In accordance with investment company reporting requirements under U.S. GAAP, the Funds adopted the ASU for the six month period ended September 30, 2014. The ASU did not have an impact on the Funds’ financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3.INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the “Adviser”. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	37

Notes to Financial Statements (Cont.)

are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

38	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)
September 30, 2014

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	39

Notes to Financial Statements (Cont.)

foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4.SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Exchange-Traded Funds  Certain Funds may invest in exchange-traded funds (“ETFs”), which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with their own operations.

(b) Investments in Affiliates

The PIMCO All Asset and PIMCO All Asset All Authority Funds invest substantially all of their assets in Institutional Class or Class M shares of the Trust or PIMCO Equity Series, except other fund of funds, or shares of any actively-managed funds of the PIMCO ETF Trust (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with PIMCO All Asset and PIMCO All Asset All Authority Funds. Each Fund may also invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are

40	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited) September 30, 2014

considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the Underlying PIMCO Funds or Central Funds for the period ended September 30, 2014 (amounts in thousands):

PIMCO All Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$965,769	$344,576	$(1,357)	$(154)	$(118,179)	$1,190,655	$19,079	$0
PIMCO CommodityRealReturn Strategy Fund®	488,366	613,052	(1,656)	(233)	(103,884)	995,645	3,622	0
PIMCO Credit Absolute Return Fund	990,317	4,697	(642,091)	17,541	(6,030)	364,434	4,697	0
PIMCO Diversified Income Fund	1,172,848	19,797	(1,184,681)	61,804	(39,175)	30,593	19,797	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	2,452,488	12,221	(1,052,039)	(28,844)	174,234	1,558,060	2,022	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	1,326,490	1,345,031	(2,523)	31	102,620	2,771,649	13,255	0
PIMCO Emerging Local Bond Fund	2,431,025	914,248	(45,645)	(3,954)	(140,369)	3,155,305	70,646	0
PIMCO Emerging Markets Bond Fund	1,324,085	30,479	(743,217)	(24,697)	51,085	637,735	30,479	0
PIMCO Emerging Markets Corporate Bond Fund	480,550	25,446	(325,102)	(7,864)	17,639	190,669	8,846	0
PIMCO Emerging Markets Currency Fund	2,414,208	475,092	(46,971)	(1,534)	(73,998)	2,766,797	26,157	0
PIMCO EqS Pathfinder Fund®	1,116,565	0	(409,375)	25,646	(10,276)	722,560	0	0
PIMCO EqS® Dividend Fund	39,189	286	(37,822)	6,693	(6,589)	1,757	286	0
PIMCO EqS® Emerging Markets Fund	65,103	0	(62,028)	(11,980)	15,009	6,104	0	0
PIMCO EqS® Long/Short Fund	152,850	10,000	(442)	(5)	(6,836)	155,567	0	0
PIMCO Floating Income Fund	642,488	10,974	(560,228)	20,623	(20,036)	93,821	10,974	0
PIMCO Foreign Bond Fund (Unhedged)	17,187	166,405	(80,955)	(953)	(3,976)	97,708	949	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	816,229	1,147,471	(253,000)	(26,428)	(56,087)	1,628,185	55,834	0
PIMCO Fundamental IndexPLUS® AR Fund	26,726	87	(18,214)	5,203	(4,908)	8,894	84	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	26,302	0	0	0	(463)	25,839	675	0

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	41

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Global Advantage® Strategy Bond Fund	$315,517	$3,526	$(307,892)	$14,816	$(11,348)	$14,619	$3,526	$0
PIMCO High Yield Fund	1,542,249	23,889	(1,423,598)	103,299	(101,495)	144,344	23,889	0
PIMCO High Yield Spectrum Fund	1,498,446	38,721	(621,764)	2,660	(32,910)	885,153	38,721	0
PIMCO Income Fund	3,500,854	82,261	(1,477,632)	89,217	(32,856)	2,161,844	82,261	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	1,340,456	22,831	(290,702)	35,166	(89,161)	1,018,590	15,831	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	67,732	161	(64,900)	9,452	(9,321)	3,124	162	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	169,219	212	(163,800)	33,675	(32,204)	7,102	212	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	1,077,299	795,805	(30,642)	1,380	34,037	1,877,879	2,387	0
PIMCO Investment Grade Corporate Bond Fund	1,956	673,778	0	0	(4,880)	670,854	2,342	0
PIMCO Long Duration Total Return Fund	12,240	588,844	(3,526)	(78)	136	597,616	3,490	0
PIMCO Long-Term Credit Fund	1,374,402	37,673	(351,906)	(17,708)	71,299	1,113,760	37,673	0
PIMCO Long-Term U.S. Government Fund	20,790	1,917,237	(31,068)	(2,423)	18,652	1,923,188	7,949	0
PIMCO Low Duration Exchange-Traded Fund	0	69,161	0	0	(79)	69,082	224	0
PIMCO Low Duration Fund	204,919	1,366,248	(1,483,208)	1,530	(1,608)	87,881	1,808	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	52,879	512,762	(529)	7	5,449	570,568	715	0
PIMCO Mortgage Opportunities Fund	186,019	3,684	(200)	(1)	667	190,169	3,684	0
PIMCO Real Return Asset Fund	122,447	334,977	(4,187)	(207)	(6,801)	446,229	2,519	0
PIMCO Real Return Fund	80,198	380,240	(37,690)	80	(9,387)	413,441	1,547	0
PIMCO RealEstateRealReturn Strategy Fund	1,306,456	30,796	(916,161)	98,304	13,158	532,553	30,795	0
PIMCO Senior Floating Rate Fund	645,330	10,574	(118,293)	904	(8,247)	530,268	10,574	0
PIMCO Short-Term Floating NAV Portfolio	24	511,205	(511,200)	(2)	0	27	5	0
PIMCO Short-Term Floating NAV Portfolio III	107	0	0	0	0	107	0	0
PIMCO Short-Term Fund	107	1	(4)	0	0	104	1	0

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(Unaudited)
September 30, 2014

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Small Cap StocksPLUS® AR Strategy Fund	$23,141	$11	$(16,071)	$6,250	$(6,876)	$6,455	$10	$0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	277,590	509	(56,081)	(560)	(11,623)	209,835	508	0
PIMCO StocksPLUS® Fund	3,767	1	(3,025)	652	(583)	812	3	0
PIMCO StocksPLUS® Absolute Return Fund	2,669	3	(11)	3	177	2,841	1	0
PIMCO Total Return Fund	206,156	2,445,380	(1,862,878)	(2,137)	(82)	786,439	7,824	0
PIMCO TRENDS Managed Futures Strategy Fund	51,687	139	(441)	44	6,728	58,157	139	0
PIMCO Unconstrained Bond Fund	944,529	625,511	(854,192)	2,584	5,998	724,430	6,890	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	1,476,223	439,841	(66,867)	(662)	(30,676)	1,817,859	3,669	0
Totals	$33,454,193	$16,035,843	$(16,165,814)	$407,140	$(464,055)	$33,267,307	$556,761	$0

PIMCO All Asset All Authority Fund
Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$1,507,864	$89,069	$(167,399)	$(20,567)	$(112,687)	$1,296,280	$24,709	$0
PIMCO CommodityRealReturn Strategy Fund®	419,470	475,876	(15,479)	(1,738)	(91,055)	787,074	3,335	0
PIMCO Credit Absolute Return Fund	982,138	5,080	(537,515)	13,688	(3,085)	460,306	5,080	0
PIMCO Diversified Income Fund	950,945	15,827	(959,638)	28,652	(10,549)	25,237	15,827	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	2,116,891	11,461	(622,615)	(60,044)	158,829	1,604,522	2,004	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	1,089,063	1,070,396	(8,400)	84	78,909	2,230,052	10,223	0
PIMCO Emerging Local Bond Fund	2,239,807	565,390	(74,066)	(9,761)	(100,355)	2,621,015	61,475	0
PIMCO Emerging Markets Bond Fund	1,509,531	35,734	(615,788)	(29,061)	52,781	953,197	35,734	0
PIMCO Emerging Markets Corporate Bond Fund	614,920	17,207	(257,280)	(6,637)	17,172	385,382	12,007	0
PIMCO Emerging Markets Currency Fund	2,353,651	210,000	(102,910)	(5,416)	(58,766)	2,396,559	24,311	0

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Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO EqS Pathfinder Fund®	$666,085	$0	$(401,459)	$62,523	$(54,844)	$272,305	$0	$0
PIMCO EqS® Dividend Fund	28,107	91	(27,612)	4,874	(4,890)	570	91	0
PIMCO EqS® Emerging Markets Fund	17,496	0	(16,721)	(3,404)	3,730	1,101	0	0
PIMCO EqS® Long/Short Fund	145,885	722	(10,324)	1,411	(7,495)	130,199	0	0
PIMCO Floating Income Fund	678,972	10,546	(547,315)	4,694	(5,235)	141,662	10,546	0
PIMCO Foreign Bond Fund (Unhedged)	102	152,585	(62,172)	(720)	(3,905)	85,890	700	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	2,026,509	1,021,463	(1,136,860)	(58,597)	(24,854)	1,827,661	68,526	0
PIMCO Fundamental IndexPLUS® AR Fund	1,456	3	(1,203)	193	(175)	274	3	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	21,432	0	0	0	(378)	21,054	550	0
PIMCO Global Advantage® Strategy Bond Fund	277,564	2,961	(270,907)	3,349	(382)	12,585	2,961	0
PIMCO High Yield Fund	1,037,655	13,792	(936,932)	69,212	(68,917)	114,810	13,793	0
PIMCO High Yield Spectrum Fund	1,386,199	34,621	(536,119)	11,166	(39,569)	856,298	34,621	0
PIMCO Income Fund	2,910,434	161,470	(998,130)	24,583	22,055	2,120,412	71,471	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	1,350,261	22,038	(455,962)	54,328	(100,112)	870,553	13,540	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	325	18	(100)	29	(31)	241	12	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	885,139	694,822	(25,508)	866	28,174	1,583,493	2,011	0
PIMCO Investment Grade Corporate Bond Fund	47,535	418,942	(47,000)	4,898	(7,852)	416,523	1,584	0
PIMCO Long Duration Total Return Fund	217,579	439,532	(2,742)	(64)	8,989	663,294	7,475	0
PIMCO Long-Term Credit Fund	676,399	18,212	(256,824)	(13,152)	40,761	465,396	18,212	0
PIMCO Long-Term U.S. Government Fund	83,399	1,778,648	(62,391)	(5,154)	24,863	1,819,365	8,204	0
PIMCO Low Duration Exchange-Traded Fund	0	54,848	0	0	(63)	54,785	178	0
PIMCO Low Duration Fund	87,826	1,609,951	(1,673,134)	195	(315)	24,523	1,699	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	48,973	421,161	0	0	2,838	472,972	483	0

44	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)
September 30, 2014

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Mortgage Opportunities Fund	$183,147	$4,634	$(208)	$0	$656	$188,229	$3,637	$0
PIMCO Real Return Asset Fund	136,721	289,301	(8,205)	(741)	(4,410)	412,666	2,573	0
PIMCO Real Return Fund	571	381,484	(2,914)	(99)	(10,087)	368,955	926	0
PIMCO RealEstateRealReturn Strategy Fund	1,068,573	26,924	(642,219)	80,327	(1,494)	532,111	26,924	0
PIMCO Senior Floating Rate Fund	1,146,208	19,298	(179,181)	(367)	(13,256)	972,702	19,298	0
PIMCO Short-Term Floating NAV Portfolio	36	426,206	(426,200)	2	0	44	5	0
PIMCO Short-Term Fund	165	0	0	0	1	166	1	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	500	12	(300)	135	(141)	206	0	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	209,476	1,302	(42,927)	2,172	(11,385)	158,638	384	0
PIMCO StocksPLUS® AR Short Strategy Fund	4,952,393	271,730	(207,331)	(46,947)	(241,763)	4,728,082	16,948	0
PIMCO StocksPLUS® Fund	126	0	(32)	5	3	102	0	0
PIMCO StocksPLUS® Absolute Return Fund	702	0	(412)	53	(30)	313	0	0
PIMCO Total Return Fund	87,847	2,481,286	(1,787,555)	(17)	2,942	784,503	9,072	0
PIMCO TRENDS Managed Futures Strategy Fund	47,881	128	(372)	34	6,237	53,908	128	0
PIMCO Unconstrained Bond Fund	1,581,550	1,024,584	(1,507,083)	14,369	(850)	1,112,570	10,474	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	2,125,263	188,047	(14,865)	(108)	(42,215)	2,256,122	4,886	0
Totals	$37,920,771	$14,467,402	$(15,650,309)	$119,248	$(572,205)	$36,284,907	$546,621	$0

5.BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 6, Principal Risks.

(a) Line of Credit  Consistent with its principal investment strategies, the PIMCO All Asset All Authority Fund (the “AAAA” Fund) has entered into a secured credit agreement with State Street Bank & Trust Company and other commercial banks for investment purposes subject to the limitations of the 1940 Act. State Street Bank & Trust Company serves as both a bank and as an

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	45

Notes to Financial Statements (Cont.)

agent for the other banks that are parties to the agreement. As of September 30, 2014, the agreement comprises both revolving and term-loan tranches.

With respect to the revolving tranches, there is a maximum available commitment amount equal to $4,205,443,165. The amounts outstanding under the term-loan tranches are $1,500,000,000, $833,186,000, $1,000,000,000 and $3,035,000,000, which terminate on February 27, 2015, June 17, 2016, March 28, 2016 and September 26, 2016 respectively. Borrowings under this agreement bear interest at a rate equal to the cost of funding. Borrowings outstanding as of September 30, 2014 are disclosed as payable for line of credit on the Statements of Assets and Liabilities. As of September 30, 2014 the AAAA Fund was paying an average weighted rate of interest of 1.427%. Program facility, upfront and interest fees paid by the AAAA Fund in relation to the borrowings are included in interest expense in the Statements of Operations. All of the AAAA Fund’s securities are pledged as collateral under the agreement.

The AAAA Fund’s borrowing activity under the agreement for the period ended September 30, 2014 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Facility, Upfront and Interest Fees	Outstanding Principal as of 09/30/2014
$10,346,617	$10,346,617	$73,956	$5,498	$10,573,629

(b) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

6. PRINCIPAL RISKS

In the normal course of business the Funds (or Underlying PIMCO Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Investments in Mutual Funds  To the extent that certain Funds invest substantially all of their respective assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series, each an affiliated investment company also managed by PIMCO (“Underlying PIMCO Funds”), the risks associated with investing in these Funds will be closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Funds to achieve their respective investment objectives may depend upon the ability of the Underlying PIMCO

46	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited) September 30, 2014

Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The net asset value of each Fund will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Funds correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the assets of the Funds are allocated from time to time for investment in the Underlying PIMCO Funds, which will vary.

Investing in Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to each Fund’s asset allocation targets and ranges. A principal risk of investing in each Fund is that the Funds’ asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Funds, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  A Fund’s (or Underlying PIMCO Fund’s) investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund (or Underlying PIMCO Fund) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

Certain Funds (or Underlying PIMCO Funds) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	47

Notes to Financial Statements (Cont.)

and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Fund’s performance and/or ability to achieve its investment objective.

If a Fund (or Underlying PIMCO Fund) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund (or Underlying PIMCO Fund), or, in the case of hedging positions, that the Fund’s (or Underlying PIMCO Fund’s) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s (or Underlying PIMCO Fund’s) investments in foreign currency denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s (or Underlying PIMCO Fund’s) investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund (or Underlying PIMCO Fund) will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund (or Underlying PIMCO Fund) minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund (or Underlying PIMCO Fund) could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

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(Unaudited) September 30, 2014

Similar to credit risk, a Fund (or Underlying PIMCO Fund) may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund (or Underlying PIMCO Fund) has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the Adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to a Fund (or Underlying PIMCO Fund) exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund (or Underlying PIMCO Fund) in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund (or Underlying PIMCO Fund). A Fund (or Underlying PIMCO Fund) may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund (or Underlying PIMCO Fund) subsequently decreases, the Fund (or Underlying PIMCO Fund) would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statements of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	49

Notes to Financial Statements (Cont.)

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

7.FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate

50	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited) September 30, 2014

based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
PIMCO All Asset Fund	0.175%	(1)	0.05%	0.15%	0.05%	0.20%	0.30%
PIMCO All Asset All Authority Fund	0.20%	(2)	0.05%	0.15%	N/A	0.20%	0.25%
(1)

PIMCO has contractually agreed, through July 31, 2015, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(2)

PIMCO has contractually agreed, through July 31, 2015, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	51

Notes to Financial Statements (Cont.)

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
All Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2014, the Distributor received $4,229,322 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average

52	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited) September 30, 2014

net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the Funds are based upon an allocation of a Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of a Fund’s assets.

PIMCO has contractually agreed, through July 31, 2015, to reduce the PIMCO All Asset Fund’s Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO has contractually agreed, through July 31, 2015, to reduce the PIMCO All Asset All Authority Fund’s (the “AAAA Fund”) Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup the PIMCO All Asset and AAAA Funds’ waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limitation of 0.64% and 0.69%, respectively. The recoverable amounts to PIMCO at September 30, 2014 were $114,016,339 and $46,274,677, respectively, in the PIMCO All Asset and AAAA Funds.

The waivers are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended September 30, 2014, the Funds below waived the following fees (amounts in thousands):

Fund Name	Waived Fees
PIMCO All Asset Fund	$25,692
PIMCO All Asset All Authority Fund	11,705

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	53

Notes to Financial Statements (Cont.)

8.RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

9.GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10.PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2014, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO All Asset Fund	$0	$0	$15,524,638	$15,654,613
PIMCO All Asset All Authority Fund	0	0	14,041,198	15,224,109

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(Unaudited) September 30, 2014

11.SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO All Asset Fund				PIMCO All Asset All Authority Fund
	Six Months Ended 09/30/2014		Year Ended 03/31/2014		Six Months Ended 09/30/2014		Year Ended 03/31/2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	194,768	$2,456,344	656,433	$8,071,880	164,604	$1,693,846	827,120	$8,602,727
Class P	24,057	305,115	44,150	543,750	117,887	1,215,142	196,235	2,054,114
Administrative Class	3,205	40,531	9,213	113,879	0	0	0	0
Class D	5,742	72,536	21,951	271,195	15,787	161,686	54,477	567,842
Class A	10,090	127,212	45,883	566,533	21,246	218,270	120,322	1,265,047
Class B	23	286	167	2,087	0	0	0	0
Class C	4,876	61,340	23,235	285,942	12,166	124,973	74,719	789,090
Class R	782	9,813	3,429	42,197	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	30,460	383,274	85,505	1,034,301	22,047	224,846	77,718	778,030
Class P	1,149	14,483	3,597	43,588	4,119	41,959	15,655	157,151
Administrative Class	521	6,567	1,575	19,095	0	0	0	0
Class D	878	11,057	3,052	36,940	1,659	16,866	6,973	69,690
Class A	1,708	21,532	6,116	74,074	3,312	33,884	17,685	177,427
Class B	4	53	39	471	0	0	0	0
Class C	1,112	13,969	4,299	51,898	2,428	24,794	12,781	128,003
Class R	133	1,673	448	5,398	0	0	0	0

Cost of shares redeemed
Institutional Class	(222,241)	(2,795,861)	(651,105)	(7,974,968)	(182,843)	(1,865,177)	(843,978)	(8,635,283)
Class P	(18,178)	(228,301)	(69,146)	(845,490)	(69,176)	(707,697)	(418,597)	(4,288,430)
Administrative Class	(3,578)	(45,033)	(12,138)	(148,821)	0	0	0	0
Class D	(9,903)	(124,189)	(41,778)	(511,059)	(21,734)	(221,558)	(122,851)	(1,260,821)
Class A	(30,104)	(380,201)	(76,004)	(929,230)	(122,729)	(1,261,399)	(294,682)	(3,022,516)
Class B	(615)	(7,840)	(1,239)	(15,319)	0	0	0	0
Class C	(15,040)	(188,428)	(54,938)	(669,367)	(50,055)	(512,585)	(188,697)	(1,927,689)
Class R	(1,414)	(17,758)	(3,750)	(45,608)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(21,565)	$(261,826)	(1,006)	$23,366	(81,282)	$(812,150)	(465,120)	$(4,545,618)

12.REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	55

Notes to Financial Statements (Cont.)

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2014, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2011-2013, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in the Subsidiaries of the Underlying PIMCO Funds may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, an Underlying PIMCO Fund Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Underlying PIMCO Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Underlying PIMCO Fund as income for Federal income tax purposes.

As of March 31, 2014, the Funds had accumulated capital losses expiring in the following years (amounts in thousands) .

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(Unaudited) September 30, 2014

The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

		Expiration of Accumulated Capital Losses (amounts in thousands)
	3/31/2014	3/31/2015	3/31/2016	3/31/2017	3/31/2018	3/31/2019
PIMCO All Asset Fund	$0	$0	$0	$0	$1,375,620	$0
PIMCO All Asset All Authority Fund	0	0	0	0	0	0

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2014, the Funds had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO All Asset Fund	$281,082	$0
PIMCO All Asset All Authority Fund	1,003,353	0

As of September 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO All Asset Fund	$33,024,103	$1,071,728	$(827,377)	$244,351
PIMCO All Asset All Authority Fund	38,471,860	856,594	(3,042,630)	(2,186,036)
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	57

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
SSB	State Street Bank and Trust Co.

Currency Abbreviations:
USD (or $)	United States Dollar

58	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Approval of Investment Advisory Contract

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 11-12, 2014, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2015. The Board also considered and approved for an additional one-year term through August 31, 2015, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“Research Affiliates”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2015; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates, on behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2015.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and Research Affiliates. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and Research Affiliates, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	59

Approval of Investment Advisory Contract (Cont.)

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and Research Affiliates in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees, without management present, at the August 11-12, 2014 meeting. The independent Trustees also conducted a telephonic meeting with counsel to the Trust and the independent Trustees on August 5, 2014 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO Low Volatility RAFI®-PLUS suite, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

60	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses counterparties that meet its stringent and monitored criteria. The Trustees also considered that PIMCO’s collateral management team utilizes the counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2013, including, but not limited to, constructing and moving into a new global headquarters in Newport Beach in May 2014; investing significant resources into developing its global portfolio management expertise; expanding PIMCO’s technology team and investing in technology, with a focus on projects that increase capacity and investment management stability; engaging in detailed preparation efforts for the potential consequences of an unanticipated financial crisis or global liquidity vacuum; focusing on global business continuity program management; investing in additional personnel with fund operations expertise, including additional accounting, financial reporting, pricing and tax resources; and continuing to develop the PIMCO Accounting Yield Application (or PAY), which provides yield and income reporting, and the rollout of the Pricing Portal, which is a web-based workflow application that will automate the daily pricing review process, improve communications among stakeholders and enhance the ability to identify pricing variance and provide feedback to pricing vendors.

Similarly, the Board considered the asset-allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund. The Board considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs; its

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	61

Approval of Investment Advisory Contract (Cont.)

oversight of matters that may involve conflicts of interest with the Trust; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under both Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services under that Agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Agreements continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2014 and other performance data, as available, for the period ended June 30, 2014 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2014 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 11-12, 2014 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods ended May 31, 2014. The Board noted that, as of May 31, 2014, the Institutional Class of 61%, 67% and 80% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e.,

62	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least five years of performance history, 93% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2014. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the supervisory and administrative fees for the PIMCO Emerging Markets Bond Fund effective October 1, 2014, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reductions in supervisory and administrative fees for PIMCO Emerging Markets Bond Fund effective October 1, 2014. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	63

Approval of Investment Advisory Contract (Cont.)

under management over time and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO standard separate account fee rates in 47 out of 60 comparisons. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds for various other reasons, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities per contract and diverse servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations than when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund fees, which is beneficial to the Funds and their shareholders.

64	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the previous year while 2014 net income is expected to decline due to the fee impact of outflows. Additionally, the Board noted that profit margins were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception, fee reductions or waivers, and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	65

Approval of Investment Advisory Contract (Cont.)

shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been reduced for some Funds over time (including the proposed reductions for certain classes of PIMCO Emerging Markets Bond Fund to be effective October 1, 2014), had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified supervision and administrative fee.

The Trustees also considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted that the benefits of the unified fee were apparent during the 2008 financial crisis, as the total expense ratios of certain funds in other fund complexes that do not have a unified fee increased due to decreases in fund assets; moreover, these benefits may reemerge in the event a particular Fund’s assets decline in the future. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, including, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those described above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

66	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	67

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4010SAR_093014

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2014

PIMCO CommodityRealReturn Strategy Fund®

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report covering the six-month reporting period ended September 30, 2014, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

As previously announced on September 26, 2014, William “Bill” Gross, PIMCO’s Chief Investment Officer and co-founder, resigned from the firm. PIMCO subsequently elected Daniel Ivascyn to serve as Group Chief Investment Officer (“Group CIO”). In addition, PIMCO appointed Andrew Balls, CIO Global Fixed Income; Mark Kiesel, CIO Global Credit; Virginie Maisonneuve, CIO Global Equities; Scott Mather, CIO U.S. Core Strategies; and Mihir Worah, CIO Real Return and Asset Allocation. Outside of the reporting period on November 3, 2014, PIMCO announced that Marc Seidner will return to the firm effective November 12 in a new role as CIO Non-traditional Strategies and Head of Portfolio Management in the New York office. Under this leadership structure, Andrew and Mihir have additional managerial responsibility for PIMCO’s Portfolio Management group and trade floor activities globally. Andrew will oversee Portfolio Management in Europe and Asia-Pacific, and Mihir will oversee Portfolio Management in the U.S. Douglas Hodge, PIMCO’s Chief Executive Officer, and Jay Jacobs, President, will continue to serve as the firm’s senior executive leadership team, spearheading PIMCO’s business strategy, client service and the firm’s operations.

These appointments are a further evolution of the structure that PIMCO established earlier in 2014, reflecting our belief that the best approach for PIMCO’s clients and our firm is an investment leadership team of seasoned, highly skilled investors overseeing all areas of PIMCO’s investment activities.

During his 43 years at PIMCO, Mr. Gross made great contributions to building the firm and delivering value to PIMCO’s clients. Over this period PIMCO developed into a global asset manager, expanding beyond core fixed income, now encompassing nearly 2,500 employees across 13 offices, including over 250 portfolio managers. Mr. Gross was also responsible for starting PIMCO’s robust investment process, with a focus on long-term macroeconomic views and bottom-up security selection—a process that is well institutionalized and will continue into PIMCO’s future.

Financial market highlights of our six-month reporting period include:

■

Investors generally reacted positively to better clarity regarding central bank policy despite a period marked by ongoing geopolitical risks, namely tension between Ukraine and Russia, and the growing unrest in the Middle East. Investors reacted to these geopolitical events by either embracing risk assets (at times when concerns ebbed) or resorting to the perceived safety of high quality fixed income assets (at times of heightened concern). Geopolitical uncertainty continues to test the global economy and markets, impacting growth in Europe and contributing to increasing investor concern.

2	PIMCO COMMODITYREALRETURN STRATEGY FUND®

■

The U.S. economy showed signs of improvement on steady employment growth and renewed business investment activity. At its September 2014 meeting, the Federal Reserve (“Fed”) reiterated its intent to keep the Federal Funds Rate near zero for a considerable time even after the completion of its quantitative easing program by the end of October 2014. The Fed noted that future increases in the Federal Funds Rate would be dependent on signs of continuing economic improvement in the U.S., including a decline in the unemployment rate. Outside of the reporting period on October 29, 2014 the Fed announced the conclusion of its asset purchase program. The yield on the benchmark ten-year U.S. Treasury note was 2.49% at the end of the reporting period, compared with 2.72% on March 31, 2014. U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 1.70%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.21% for the reporting period.

■

In Europe, slower economic growth and fears of deflation prompted a series of unprecedented actions by the European Central Bank (“ECB”). Mario Draghi, ECB President, lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a liquidity channel to help encourage bank lending, and announced plans for an asset purchase program.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.69%, as represented by the Barclays U.S. TIPS Index. Longer-dated U.S. real yields decreased slightly during the reporting period, while shorter-maturity yields increased. Inflation expectations declined marginally as headline inflation decelerated from the 2% level seen earlier in 2014 as food, energy, and transportation prices fell. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 11.76%.

■

Agency mortgage-backed securities (“MBS”) generally posted positive returns, but underperformed like-duration U.S. Treasuries due to supply pressure from larger levels of issuance and increasing concerns of MBS demand once the Fed ends its asset purchase program in October. Non-Agency MBS prices were mixed and higher quality bonds generally outperformed, amid broader macroeconomic volatility and signs the U.S. housing recovery had begun to slow.

■

The U.S. investment grade credit market, as measured by the Barclays U.S. Credit Index, returned 2.68%. U.S. credit spreads narrowed amid generally improving U.S. company fundamentals. The high yield market posted slightly positive returns as tighter valuations led to deteriorating demand for high yield corporate bonds, which precipitated a correction. Retail outflows for bank loans continued, but bank loans have benefited from consistent demand from collateralized loan obligations. Company fundamentals remained strong due to low default expectations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	3

Chairman’s Letter (Cont.)

■

Tax-exempt municipal bonds returned 4.12%, as represented by the Barclays Municipal Bond Index, and taxable municipal bonds, as represented by the Barclays Municipal Taxable Index, returned 5.51%. Municipal bonds posted positive returns and outperformed U.S. Treasuries, in which returns were driven by lower U.S. Treasury rates, limited supply, and mutual fund inflows. Net supply continued to contract, as new issuances did not keep pace with seasonally high levels of maturing bonds. High yield and long duration segments outperformed, driven by stronger liquidity following improved sentiment surrounding Detroit and Puerto Rico.

■

Emerging market (“EM”) external debt, as measured by the JPMorgan Emerging Markets Index (EMBI) Global, returned 3.69%. However, EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.87% amid U.S. dollar strength in September. The emerging markets have become increasingly differentiated, with sanctions on Russia from the West and a surge in violence in the Middle East weighing on markets, versus a stimulus program in China providing some support.

■

Equity markets posted positive returns in the U.S., but were flat or slightly negative in many other regions as economic data varied. U.S. growth became more resilient, but the Eurozone recovery faltered and growth decelerated in parts of Asia. U.S. equities returned 6.42%, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, returned 2.59%. EM equities, as measured by the MSCI Emerging Markets Index, returned 2.87%.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds November 12, 2014

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Important Information About the PIMCO CommodityRealReturn Strategy Fund®

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Fund.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Fund were to be negatively impacted by rising interest rates, the Fund could face increased redemptions by its shareholders, which could further reduce the value of the Fund.

The Fund may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, tax risk, subsidiary risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. The use of derivatives may subject the Fund to greater volatility than investments in traditional securities. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	5

Important Information About the PIMCO CommodityRealReturn Strategy Fund® (Cont.)

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 5% in the first year to 0% at the end of the sixth year. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes.

The PIMCO CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked

6	PIMCO COMMODITYREALRETURN STRATEGY FUND®

derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The following table discloses the inception dates of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO CommodityRealReturn Strategy Fund®	06/28/02	06/28/02	04/30/08	02/14/03	11/29/02	11/29/02	11/29/02	11/29/02	03/12/10

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	7

PIMCO CommodityRealReturn Strategy Fund®

Cumulative Returns Through September 30, 2014

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/28/02)
PIMCO CommodityRealReturn Strategy Fund® Institutional Class	-11.31%	-6.70%	1.87%	0.95%	6.31%
PIMCO CommodityRealReturn Strategy Fund® Class P	-11.22%	-6.76%	1.79%	0.86%	6.21%
PIMCO CommodityRealReturn Strategy Fund® Administrative Class	-11.25%	-6.90%	1.66%	0.71%	6.05%
PIMCO CommodityRealReturn Strategy Fund® Class D	-11.51%	-7.17%	1.39%	0.46%	5.79%
PIMCO CommodityRealReturn Strategy Fund® Class A	-11.57%	-7.23%	1.40%	0.46%	5.79%
PIMCO CommodityRealReturn Strategy Fund® Class A (adjusted)	-16.43%	-12.33%	0.26%	-0.11%	5.30%
PIMCO CommodityRealReturn Strategy Fund® Class B	-11.86%	-7.91%	0.65%	-0.16%	5.27%
PIMCO CommodityRealReturn Strategy Fund® Class B (adjusted)	-16.27%	-12.44%	0.38%	-0.16%	5.27%
PIMCO CommodityRealReturn Strategy Fund® Class C	-11.76%	-7.79%	0.66%	-0.29%	5.01%
PIMCO CommodityRealReturn Strategy Fund® Class C (adjusted)	-12.65%	-8.69%	0.66%	-0.29%	5.01%
PIMCO CommodityRealReturn Strategy Fund® Class R	-11.62%	-7.38%	1.12%	0.02%	5.29%
Bloomberg Commodity Index Total Return	-11.76%	-6.58%	-1.37%	-1.04%	2.93%
Lipper Commodities General Funds Average	-9.03%	-5.91%	-0.40%	-2.47%	1.16%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/2002.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares, 5.00% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 0.90% for Institutional Class shares, 1.00% for Class P shares, 1.15% for Administrative Class shares, 1.35% for Class D shares, 1.35% for Class A shares, 2.10% for Class B shares, 2.10% for Class C shares, and 1.60% for Class R shares.

8	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Institutional Class - PCRIX	Class P - PCRPX	Administrative Class - PCRRX	Class D - PCRDX
Class A - PCRAX	Class B - PCRBX	Class C - PCRCX	Class R - PCSRX

Allocation Breakdown†

U.S. Treasury Obligations	78.7%
Sovereign Issues	12.2%
Mortgage-Backed Securities	2.6%
Short-Term Instruments‡	2.5%
Corporate Bonds & Notes	1.6%
Other	2.4%

†	% of Investments, at value as of 09/30/14
‡	Includes Central Funds used for Cash Management Purposes

Portfolio Insights

»

The PIMCO CommodityRealReturn Strategy Fund® seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

»

The Fund seeks to outperform the Bloomberg Commodity Index Total Return by actively managing its commodity exposure, by holding U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral and by actively managing this collateral portfolio.

»	Exposure to commodities, via the Fund’s benchmark index, detracted from performance as this index posted negative returns over the reporting period.

»

The portfolio’s construction, which uses primarily U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, benefited performance as U.S. TIPS outperformed the U.S. Treasury bill collateral rate embedded in the Bloomberg Commodity Index Total Return.

»	Exposure to Italian inflation-linked bonds benefited performance as inflation-linked bonds in Italy generally posted positive returns over the reporting period.

»	Exposure to nominal interest rates in Brazil benefited performance as intermediate-maturity yields in Brazil fell over the reporting period.

»	Short exposure to longer-maturity nominal U.S. interest rates detracted from performance as yields fell in the U.S. over the reporting period.

»	Short exposure to nominal interest rates in Japan detracted from performance as yields fell in Japan over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	9

Expense Example

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held from April 1, 2014 to September 30, 2014 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period *	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period *	Net Annualized Expense Ratio **
Institutional Class	$1,000.00	$886.90	$3.59	$1,000.00	$1,021.26	$3.85	0.76%
Class P	1,000.00	887.80	4.07	1,000.00	1,020.76	4.36	0.86
Administrative Class	1,000.00	887.50	4.78	1,000.00	1,020.00	5.11	1.01
Class D	1,000.00	884.90	5.72	1,000.00	1,019.00	6.12	1.21
Class A	1,000.00	884.30	5.72	1,000.00	1,019.00	6.12	1.21
Class B	1,000.00	881.40	9.24	1,000.00	1,015.24	9.90	1.96
Class C	1,000.00	882.40	9.25	1,000.00	1,015.24	9.90	1.96
Class R	1,000.00	883.80	6.89	1,000.00	1,017.75	7.39	1.46

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

10	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Benchmark Descriptions

Index	Description

Bloomberg Commodity Index Total Return	Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	11

Financial Highlights PIMCO CommodityRealReturn Strategy Fund®

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Institutional Class
04/01/2014 - 09/30/2014+	$5.91	$0.08	$(0.75)	$(0.67)	$(0.02)	$0.00	$0.00
03/31/2014	6.57	0.05	(0.57)	(0.52)	(0.02)	(0.09)	(0.03)
03/31/2013	6.69	0.05	0.05	0.10	(0.15)	(0.07)	0.00
03/31/2012	9.69	0.15	(1.17)	(1.02)	(1.80)	(0.18)	0.00
03/31/2011	7.82	0.14	2.62	2.76	(0.89)	0.00	0.00
03/31/2010	6.26	0.26	2.02	2.28	(0.62)	(0.10)	0.00
Class P
04/01/2014 - 09/30/2014+	5.89	0.08	(0.74)	(0.66)	(0.02)	0.00	0.00
03/31/2014	6.56	0.04	(0.57)	(0.53)	(0.02)	(0.09)	(0.03)
03/31/2013	6.68	0.03	0.06	0.09	(0.14)	(0.07)	0.00
03/31/2012	9.68	0.15	(1.18)	(1.03)	(1.79)	(0.18)	0.00
03/31/2011	7.82	0.13	2.61	2.74	(0.88)	0.00	0.00
03/31/2010	6.27	0.25	2.01	2.26	(0.61)	(0.10)	0.00
Administrative Class
04/01/2014 - 09/30/2014+	5.82	0.07	(0.72)	(0.65)	(0.02)	0.00	0.00
03/31/2014	6.48	0.04	(0.57)	(0.53)	(0.01)	(0.09)	(0.03)
03/31/2013	6.59	0.02	0.06	0.08	(0.12)	(0.07)	0.00
03/31/2012	9.58	0.15	(1.19)	(1.04)	(1.77)	(0.18)	0.00
03/31/2011	7.75	0.12	2.58	2.70	(0.87)	0.00	0.00
03/31/2010	6.21	0.24	2.00	2.24	(0.60)	(0.10)	0.00
Class D
04/01/2014 - 09/30/2014+	5.82	0.07	(0.74)	(0.67)	(0.01)	0.00	0.00
03/31/2014	6.49	0.02	(0.56)	(0.54)	(0.01)	(0.09)	(0.03)
03/31/2013	6.58	0.02	0.04	0.06	(0.08)	(0.07)	0.00
03/31/2012	9.56	0.12	(1.16)	(1.04)	(1.76)	(0.18)	0.00
03/31/2011	7.74	0.09	2.58	2.67	(0.85)	0.00	0.00
03/31/2010	6.20	0.22	2.00	2.22	(0.58)	(0.10)	0.00

Please see footnotes on page 14.

12	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income(Loss) to Average Net Assets		Portfolio Turnover Rate**

$(0.02)	$5.22	(11.31)%	$9,784,951	0.76	%*	0.93	%*	0.74	%*	0.91	%*	2.70	%*	95%
(0.14)	5.91	(7.76)	10,213,578	0.76		0.90		0.74		0.88		0.77		49
(0.22)	6.57	1.46	13,990,917	0.78		0.91		0.74		0.87		0.81		57
(1.98)	6.69	(10.98)	15,351,385	0.77		0.90		0.74		0.87		1.80		177
(0.89)	9.69	37.43	19,050,186	0.76		0.89		0.74		0.87		1.61		198
(0.72)	7.82	36.58	11,302,566	0.79		0.89		0.74		0.84		3.31		397

(0.02)	5.21	(11.22)	1,322,819	0.86	*	1.03	*	0.84	*	1.01	*	2.60	*	95
(0.14)	5.89	(7.97)	1,475,090	0.86		1.00		0.84		0.98		0.75		49
(0.21)	6.56	1.37	2,165,674	0.88		1.01		0.84		0.97		0.47		57
(1.97)	6.68	(11.10)	1,320,378	0.87		1.00		0.84		0.97		1.80		177
(0.88)	9.68	37.20	1,694,106	0.86		0.99		0.84		0.97		1.52		198
(0.71)	7.82	36.32	694,385	0.87		0.97		0.84		0.94		3.17		397

(0.02)	5.15	(11.25)	239,298	1.01	*	1.18	*	0.99	*	1.16	*	2.50	*	95
(0.13)	5.82	(7.99)	279,586	1.01		1.15		0.99		1.13		0.66		49
(0.19)	6.48	1.18	608,202	1.03		1.16		0.99		1.12		0.34		57
(1.95)	6.59	(11.25)	418,468	1.02		1.15		0.99		1.12		1.80		177
(0.87)	9.58	36.94	1,253,863	1.01		1.14		0.99		1.12		1.45		198
(0.70)	7.75	36.27	1,159,140	1.04		1.14		0.99		1.09		3.08		397

(0.01)	5.14	(11.51)	602,597	1.21	*	1.38	*	1.19	*	1.36	*	2.28	*	95
(0.13)	5.82	(8.21)	679,119	1.21		1.35		1.19		1.33		0.37		49
(0.15)	6.49	0.97	1,059,015	1.23		1.36		1.19		1.32		0.33		57
(1.94)	6.58	(11.32)	1,086,195	1.22	(b)	1.35	(b)	1.19	(b)	1.32	(b)	1.45		177
(0.85)	9.56	36.55	1,334,588	1.26		1.39		1.24		1.37		1.12		198
(0.68)	7.74	36.01	827,575	1.29		1.39		1.24		1.34		2.91		397

Please see footnotes on page 14.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	13

Financial Highlights PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Class A
04/01/2014 - 09/30/2014+	$5.81	$0.07	$(0.74)	$(0.67)	$(0.01)	$0.00	$0.00
03/31/2014	6.48	0.02	(0.56)	(0.54)	(0.01)	(0.09)	(0.03)
03/31/2013	6.56	0.03	0.04	0.07	(0.08)	(0.07)	0.00
03/31/2012	9.54	0.12	(1.16)	(1.04)	(1.76)	(0.18)	0.00
03/31/2011	7.72	0.09	2.58	2.67	(0.85)	0.00	0.00
03/31/2010	6.19	0.22	1.99	2.21	(0.58)	(0.10)	0.00
Class B
04/01/2014 - 09/30/2014+	5.65	0.05	(0.72)	(0.67)	(0.00)^	0.00	0.00
03/31/2014	6.33	(0.02)	(0.55)	(0.57)	(0.00)^	(0.09)	(0.02)
03/31/2013	6.42	(0.01)	0.02	0.01	(0.03)	(0.07)	0.00
03/31/2012	9.38	0.07	(1.15)	(1.08)	(1.70)	(0.18)	0.00
03/31/2011	7.60	0.03	2.54	2.57	(0.79)	0.00	0.00
03/31/2010	6.11	0.17	1.94	2.11	(0.52)	(0.10)	0.00
Class C
04/01/2014 - 09/30/2014+	5.61	0.04	(0.70)	(0.66)	(0.00)^	0.00	0.00
03/31/2014	6.30	(0.02)	(0.56)	(0.58)	(0.00)^	(0.09)	(0.02)
03/31/2013	6.39	(0.02)	0.04	0.02	(0.04)	(0.07)	0.00
03/31/2012	9.36	0.05	(1.14)	(1.09)	(1.70)	(0.18)	0.00
03/31/2011	7.59	0.03	2.53	2.56	(0.79)	0.00	0.00
03/31/2010	6.10	0.16	1.96	2.12	(0.53)	(0.10)	0.00
Class R
04/01/2014 - 09/30/2014+	5.72	0.06	(0.72)	(0.66)	(0.01)	0.00	0.00
03/31/2014	6.39	(0.01)	(0.53)	(0.54)	(0.02)	(0.09)	(0.02)
03/31/2013	6.50	(0.02)	0.07	0.05	(0.09)	(0.07)	0.00
03/31/2012	9.48	0.06	(1.11)	(1.05)	(1.75)	(0.18)	0.00
03/31/2011	7.70	0.12	2.52	2.64	(0.86)	0.00	0.00
03/12/2010 - 03/31/2010	7.93	0.00	(0.03)	(0.03)	(0.20)	0.00	0.00

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.45%.

14	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income(Loss) to Average Net Assets	Portfolio Turnover Rate**

$(0.01)	$5.13	(11.57)%	$687,821	1.21	%*	1.38	%*	1.19	%*	1.36	%*	2.37%*	95%
(0.13)	5.81	(8.22)	986,197	1.21		1.35		1.19		1.33		0.37	49
(0.15)	6.48	1.02	1,757,498	1.23		1.36		1.19		1.32		0.47	57
(1.94)	6.56	(11.34)	2,264,191	1.22	(b)	1.35	(b)	1.19	(b)	1.32	(b)	1.44	177
(0.85)	9.54	36.65	2,886,760	1.26		1.39		1.24		1.37		1.12	198
(0.68)	7.72	35.92	1,782,541	1.29		1.39		1.24		1.34		2.91	397

(0.00)^	4.98	(11.86)	6,361	1.96	*	2.13	*	1.94	*	2.11	*	1.64 *	95
(0.11)	5.65	(8.84)	9,822	1.96		2.10		1.94		2.08		(0.28)	49
(0.10)	6.33	0.18	20,206	1.98		2.11		1.94		2.07		(0.11)	57
(1.88)	6.42	(12.02)	48,818	1.97	(b)	2.10	(b)	1.94	(b)	2.07	(b)	0.82	177
(0.79)	9.38	35.69	100,191	2.01		2.14		1.99		2.12		0.41	198
(0.62)	7.60	34.76	102,718	2.04		2.14		1.99		2.09		2.32	397

(0.00)^	4.95	(11.76)	329,585	1.96	*	2.13	*	1.94	*	2.11	*	1.58 *	95
(0.11)	5.61	(9.03)	421,498	1.96		2.10		1.94		2.08		(0.34)	49
(0.11)	6.30	0.37	746,739	1.98		2.11		1.94		2.07		(0.37)	57
(1.88)	6.39	(12.11)	896,713	1.97	(b)	2.10	(b)	1.94	(b)	2.07	(b)	0.68	177
(0.79)	9.36	35.71	1,167,646	2.01		2.14		1.99		2.12		0.39	198
(0.63)	7.59	34.89	751,143	2.04		2.14		1.99		2.09		2.17	397

(0.01)	5.05	(11.62)	53,025	1.46	*	1.63	*	1.44	*	1.61	*	2.02 *	95
(0.13)	5.72	(8.38)	54,824	1.46		1.60		1.44		1.58		(0.20)	49
(0.16)	6.39	0.69	29,625	1.48		1.61		1.44		1.57		(0.28)	57
(1.93)	6.50	(11.54)	11,144	1.47	(b)	1.60	(b)	1.44	(b)	1.57	(b)	0.77	177
(0.86)	9.48	36.32	4,596	1.51		1.64		1.49		1.62		1.27	198
(0.20)	7.70	(0.42)	10	1.50	*	1.60	*	1.49	*	1.59	*	3.63 *	397

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	15

Consolidated Statement of Assets and Liabilities PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$16,853,614
Investments in Affiliates	735
Financial Derivative Instruments
Exchange-traded or centrally cleared	27,630
Over the counter	211,379
Cash	517
Deposits with counterparty	1,007
Foreign currency, at value	10,314
Receivable for investments sold	2,346,728
Receivable for investments sold on a delayed-delivery basis	21,576
Receivable for Fund shares sold	19,694
Interest and dividends receivable	61,619
Reimbursement receivable from PIMCO	1,369
19,556,182
Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$3,328,528
Payable for sale-buyback transactions	1,022,812
Payable for short sales	835,918
Financial Derivative Instruments
Exchange-traded or centrally cleared	26,657
Over the counter	337,595
Payable for investments purchased	755,539
Deposits from counterparty	138,545
Payable for Fund shares redeemed	73,670
Accrued investment advisory fees	6,282
Accrued supervisory and administrative fees	3,500
Accrued distribution fees	398
Accrued servicing fees	229
Accrued taxes payable	9
Other liabilities	43
6,529,725
Net Assets	$13,026,457
Net Assets Consist of:
Paid in capital	$14,913,663
(Overdistributed) net investment income	(17,909)
Accumulated undistributed net realized (loss)	(1,551,030)
Net unrealized (depreciation)	(318,267)
$13,026,457
Cost of Investments in Securities	$16,955,722
Cost of Investments in Affiliates	$735
Cost of Foreign Currency Held	$10,910
Proceeds Received on Short Sales	$833,563
Cost or Premiums of Financial Derivative Instruments, net	$(15,414)

* Includes repurchase agreements of:	$19,292

16	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

September 30, 2014 (Unaudited)

Net Assets:
Institutional Class	$9,784,951
Class P	1,322,819
Administrative Class	239,298
Class D	602,597
Class A	687,821
Class B	6,361
Class C	329,585
Class R	53,025
Shares Issued and Outstanding:
Institutional Class	1,874,243
Class P	253,906
Administrative Class	46,505
Class D	117,147
Class A	133,957
Class B	1,276
Class C	66,552
Class R	10,496
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$5.22
Class P	5.21
Administrative Class	5.15
Class D	5.14
Class A	5.13
Class B	4.98
Class C	4.95
Class R	5.05

^	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	17

Consolidated Statement of Operations PIMCO CommodityRealReturn Strategy Fund®

Six Months Ended September 30, 2014 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$244,589
Dividends	1,228
Dividends from Investments in Affiliates	27
Miscellaneous income	1
Total Income	245,845

Expenses:
Investment advisory fees	43,343
Supervisory and administrative fees	23,980
Distribution and/or servicing fees - Administrative Class	339
Distribution and/or servicing fees - Class D	843
Distribution fees - Class B	32
Distribution fees - Class C	1,488
Distribution fees - Class R	71
Servicing fees - Class A	1,130
Servicing fees - Class B	11
Servicing fees - Class C	496
Servicing fees - Class R	71
Trustee fees	8
Interest expense	1,648
Total Expenses	73,460
Waiver and/or Reimbursement by PIMCO	(12,190)
Net Expenses	61,270

Net Investment Income	184,575

Net Realized Gain (Loss):
Investments in securities	15,632
Investments in Affiliates	12
Exchange-traded or centrally cleared financial derivative instruments	50,294
Over the counter financial derivative instruments	(1,350,833)
Foreign currency	(5,908)
Net Realized (Loss)	(1,290,803)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(262,623)
Exchange-traded or centrally cleared financial derivative instruments	(125,960)
Over the counter financial derivative instruments	(156,754)
Foreign currency assets and liabilities	(3,043)
Net Change in Unrealized (Depreciation)	(548,380)
Net (Loss)	(1,839,183)

Net Decrease in Net Assets Resulting from Operations	$(1,654,608)

* Foreign tax withholdings	$36

18	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands)	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
(Decrease) in Net Assets from:

Operations:
Net investment income	$184,575	$110,415
Net realized (loss)	(1,290,803)	(1,100,464)
Net change in unrealized (depreciation)	(548,380)	(847,885)
Net (decrease) resulting from operations	(1,654,608)	(1,837,934)

Distributions to Shareholders:
From net investment income
Institutional Class	(41,758)	(58,036)
Class P	(5,129)	(6,951)
Administrative Class	(708)	(941)
Class D	(1,255)	(2,549)
Class A	(1,101)	(4,184)
Class B	(0)^	(7)
Class C	(1)	(299)
Class R	(54)	(35)
From net realized capital gains
Institutional Class	0	(173,946)
Class P	0	(23,493)
Administrative Class	0	(5,318)
Class D	0	(11,860)
Class A	0	(19,622)
Class B	0	(183)
Class C	0	(7,825)
Class R	0	(781)
Tax basis return of capital
Institutional Class	0	(51,354)
Class P	0	(7,060)
Administrative Class	0	(1,495)
Class D	0	(3,565)
Class A	0	(5,904)
Class B	0	(58)
Class C	0	(2,365)
Class R	0	(187)

Total Distributions	(50,006)	(388,018)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	611,357	(4,032,210)

Total (Decrease) in Net Assets	(1,093,257)	(6,258,162)

Net Assets:
Beginning of period	14,119,714	20,377,876
End of period*	$13,026,457	$14,119,714

*Including (overdistributed) net investment income of:	$(17,909)	$(152,478)

**	See Note 13 in the Notes to Financial Statements.
^	Reflects an amount rounding to less than $500.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	19

Consolidated Statement of Cash Flows PIMCO CommodityRealReturn Strategy Fund®

Six Months Ended September 30, 2014 (Unaudited) (Amounts in thousands)	PIMCO CommodityRealReturn Strategy Fund®
Cash flows (used for) operating activities:
Net (decrease) in net assets resulting from operations	$(1,654,608)

Adjustments to reconcile net (decrease) in net assets from operations to net cash (used for) operating activities:
Purchases of long-term securities	(9,940,976)
Proceeds from sales of long-term securities	7,766,123
Proceeds from sales of short-term portfolio investments, net	749,817
Decrease in deposits with counterparty	53,928
(Increase) in receivable for investments sold	(1,896,300)
(Increase) in interest and dividends receivable	(12,255)
(Increase) in exchange-traded or centrally cleared derivatives	(73,440)
(Increase) in over the counter derivatives	(1,346,682)
Increase in reimbursement receivable from PIMCO	931
Increase in payable for investments purchased	267,617
Increase in deposits from counterparty	63,565
(Decrease) in accrued investment advisory fees	(911)
(Decrease) in accrued supervisory and administrative fees	(471)
(Decrease) in accrued distribution fee	(66)
(Decrease) in accrued servicing fee	(75)
Proceeds from short sales transactions, net	830,445
Payments on currency transactions	(8,951)
Increase in other liabilities	34
Net Realized (Gain) Loss
Investments in securities	(15,632)
Investments in Affiliates	(12)
Exchange-traded or centrally cleared financial derivative instruments	(50,294)
Over the counter financial derivative instruments	1,350,833
Foreign currency	5,908
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	262,623
Exchange-traded or centrally cleared financial derivative instruments	125,960
Over the counter financial derivative instruments	156,754
Foreign currency assets and liabilities	3,043
Net amortization (accretion) on investments	95,337
Net cash (used for) operating activities	(3,267,755)

Cash flows received from financing activities:
Proceeds from shares sold	3,113,573
Payments on shares redeemed	(2,502,645)
(Decrease) in overdraft due to custodian	(3,321)
Cash dividend paid*	(5,786)
Proceeds from reverse repurchase agreements	10,846,511
Payments on reverse repurchase agreements	(8,467,573)
Proceeds from sale-buyback transactions	11,106,758
Payments on sale-buyback transactions	(10,818,869)
Proceeds from deposits from counterparty	7,429
Payments on deposits from counterparty	(7,349)
Net cash received from financing activities	3,268,728

Net Increase in Cash and Foreign Currency	973

Cash and Foreign Currency:
Beginning of period	9,858
End of period	$10,831
* Reinvestment of dividends	$44,220

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$3,120

20	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 129.4%

BANK LOAN OBLIGATIONS 0.1%
HCA, Inc.
2.654% due 05/02/2016		$7,418	$7,395
Iasis Healthcare LLC
4.500% due 05/03/2018		9,653	9,635

Total Bank Loan Obligations (Cost $17,037)			17,030

CORPORATE BONDS & NOTES 2.0%

BANKING & FINANCE 1.2%
Ally Financial, Inc.
2.434% due 12/01/2014		1,100	1,099
Ayt Cedulas Cajas Global
0.292% due 02/22/2018	EUR	2,200	2,705
Banco Espirito Santo S.A.
3.875% due 01/21/2015		300	362
5.875% due 11/09/2015		600	753
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$14,500	15,044
Bear Stearns Cos. LLC
7.250% due 02/01/2018		17,700	20,609
BPCE S.A.
4.625% due 07/11/2024		72,200	70,783
Citigroup, Inc.
0.760% due 05/01/2017		1,800	1,805
Corp. Andina de Fomento
3.950% due 10/15/2021 (b)	MXN	74,437	5,535
Credit Suisse Group AG
7.500% due 12/11/2023 (c)		$5,000	5,262
Eksportfinans ASA
2.375% due 05/25/2016		3,000	3,011
International Lease Finance Corp.
7.125% due 09/01/2018		3,100	3,495
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,000	1,320
Navient LLC CPI Linked Bond
2.549% due 11/01/2016		$700	692
3.109% due 10/01/2014		560	561
Qatari Diar Finance Co.
5.000% due 07/21/2020		1,500	1,671
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		300	303
5.499% due 07/07/2015		3,000	3,062
5.717% due 06/16/2021		200	196
Stone Street Trust
5.902% due 12/15/2015		2,000	2,120

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Turkiye Garanti Bankasi A/S
2.734% due 04/20/2016		$15,700	$15,763
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		600	564

			156,715

INDUSTRIALS 0.4%
Canadian Natural Resources Ltd.
0.608% due 03/30/2016		6,100	6,116
Chesapeake Energy Corp.
3.484% due 04/15/2019		3,600	3,609
D.R. Horton, Inc.
5.625% due 01/15/2016		5,000	5,237
DISH DBS Corp.
6.625% due 10/01/2014		850	850
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	15,600	19,492
Lennar Corp.
5.600% due 05/31/2015		$3,000	3,079
New York Times Co.
5.000% due 03/15/2015		1,000	1,013
Noble Group Ltd.
4.875% due 08/05/2015		6,400	6,584
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,814
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,962	3,436
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		200	218

			53,448

UTILITIES 0.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		500	564
AT&T, Inc.
0.653% due 03/30/2017		33,100	33,186
Electricite de France S.A.
0.694% due 01/20/2017		6,800	6,818
1.150% due 01/20/2017		2,100	2,096
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		1,400	1,225
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		2,888	2,986
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	1,037
5.000% due 10/19/2025		1,300	1,388
Rosneft Finance S.A.
6.250% due 02/02/2015		100	101

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	21

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.625% due 03/20/2017		$1,900	$1,962
7.500% due 07/18/2016		400	418
Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.149% due 03/06/2017		2,700	2,570
Tokyo Electric Power Co., Inc.
5.050% due 11/28/2014	JPY	10,000	91

			54,442

Total Corporate Bonds & Notes (Cost $264,218)			264,605

U.S. GOVERNMENT AGENCIES 1.8%
Fannie Mae
0.285% due 03/25/2036		$400	379
0.500% due 09/28/2015 †		2,500	2,508
0.600% due 02/25/2037		4,506	4,520
2.136% due 05/01/2035		256	275
2.355% due 05/01/2036		48	52
3.000% due 11/01/2044 †		1,000	983
4.000% due 07/01/2019 - 10/01/2044		77,341	81,541
Federal Home Loan Bank
0.200% due 09/29/2015 †		89,900	89,904
Freddie Mac
0.384% due 02/15/2019		3,523	3,534
0.424% due 01/15/2037		19	19
2.332% due 06/01/2033		278	293
2.604% due 01/01/2034		336	357
Ginnie Mae
0.454% due 01/16/2031		18	18
NCUA Guaranteed Notes
0.606% due 10/07/2020		8,181	8,225
0.716% due 12/08/2020		41,047	41,367
Small Business Administration
5.902% due 02/10/2018		1,667	1,796

Total U.S. Government Agencies (Cost $234,650)			235,771

U.S. TREASURY OBLIGATIONS 101.9%
U.S. Treasury Bonds
3.125% due 08/15/2044 (e)		172,500	169,778
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (i)		252,361	255,417
0.125% due 04/15/2016 †		269,844	273,112
0.125% due 04/15/2017		443,321	449,538
0.125% due 04/15/2018 (e)(g)		1,874,648	1,890,905
0.125% due 04/15/2019 (e)		589,518	591,291
0.125% due 01/15/2022 †		51,580	50,454
0.125% due 07/15/2022		32,325	31,587
0.125% due 07/15/2022 (g)†		1,036	1,012
0.125% due 01/15/2023		74,834	72,495
0.125% due 07/15/2024 (e)		174,647	167,879
0.375% due 07/15/2023 (g)		14,333	14,195
0.500% due 04/15/2015 (g)		273,724	274,087
0.500% due 04/15/2015 (e)†		255,391	255,730

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.625% due 07/15/2021	$189,940	$193,998
0.625% due 07/15/2021 (e)†	845,680	863,750
0.625% due 01/15/2024	51,055	51,370
1.125% due 01/15/2021	117,872	123,775
1.250% due 07/15/2020 (e)	1,201,844	1,277,334
1.375% due 07/15/2018 (g)(i)	110,585	117,579
1.375% due 01/15/2020 (e)(g)	409,095	435,558
1.375% due 02/15/2044	45,287	48,514
1.625% due 01/15/2015 (g)(i)	473,026	473,617
1.625% due 01/15/2015 (g)†	260,205	260,531
1.625% due 01/15/2018	333,677	354,610
1.875% due 07/15/2015 (e)	616,967	631,042
1.875% due 07/15/2015 (g)(i)†	38,707	39,589
1.875% due 07/15/2019 (g)(i)	300,723	328,470
1.875% due 07/15/2019 (e)(g)(i)†	334,752	365,638
2.000% due 01/15/2016	188,585	195,318
2.000% due 01/15/2016 (g)†	113,318	117,364
2.125% due 01/15/2019 (g)(i)	65,079	71,157
2.125% due 01/15/2019 (e)(g)(i)†	294,070	321,536
2.125% due 02/15/2041	1,632	2,034
2.375% due 01/15/2017	231,252	247,078
2.375% due 01/15/2025	74,194	87,028
2.500% due 07/15/2016 (e)	1,137,771	1,208,437
2.500% due 07/15/2016 (g)†	1,062	1,128
2.625% due 07/15/2017 (e)	821,117	895,884
3.875% due 04/15/2029	24,783	35,037
U.S. Treasury Notes
0.250% due 02/28/2015 (i)†	24,800	24,822

Total U.S. Treasury Obligations (Cost $13,311,441)		13,269,678

22	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 3.4%
Adjustable Rate Mortgage Trust
2.735% due 09/25/2035		$2,451	$2,227
4.857% due 10/25/2035		2,377	2,146
American Home Mortgage Assets Trust
0.345% due 05/25/2046		318	242
1.035% due 11/25/2046		7,948	4,419
American Home Mortgage Investment Trust
1.832% due 09/25/2045		1,172	1,142
Arran Residential Mortgages Funding PLC
1.647% due 11/19/2047	EUR	4,127	5,278
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$10,140	10,932
5.634% due 04/10/2049		143	143
5.790% due 06/10/2049		7,100	7,705
5.889% due 07/10/2044		586	624
5.920% due 05/10/2045		9,700	10,251
5.948% due 02/10/2051		5,540	6,090
Banc of America Funding Ltd
0.417% due 10/03/2039		7,795	7,731
Banc of America Funding Trust
0.444% due 05/20/2035		382	265
2.826% due 01/20/2047 ^		470	366
5.395% due 05/20/2036		988	960
Banc of America Mortgage Trust
2.624% due 03/25/2035		904	842
2.636% due 07/25/2035		2,005	1,865
2.878% due 12/25/2034		2,322	2,373
5.219% due 01/25/2035		43	43
6.500% due 09/25/2033		14	15
Banc of America Re-REMIC Trust
5.676% due 02/17/2051		7,475	8,006
BCAP LLC Trust
0.325% due 01/25/2037 ^		2,093	1,602
Bear Stearns Adjustable Rate Mortgage Trust
2.164% due 08/25/2035		1,740	1,775
2.482% due 02/25/2036 ^		813	666
2.498% due 05/25/2033		60	61
2.664% due 10/25/2035		2,452	2,447
2.867% due 01/25/2035		4,938	4,997
2.959% due 07/25/2034		1,105	1,100
4.855% due 03/25/2035		258	255
Bear Stearns ALT-A Trust
0.315% due 02/25/2034		1,326	1,231
2.510% due 09/25/2034		874	882
2.617% due 09/25/2035		747	654
Chase Mortgage Finance Trust
2.473% due 03/25/2037		2,765	2,557
4.840% due 12/25/2035		3,109	3,007
5.500% due 12/25/2022		2,007	1,992
5.649% due 09/25/2036		2,175	1,996
Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035		474	477

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.200% due 09/25/2035		$2,816	$2,840
2.280% due 09/25/2035		2,939	2,960
2.500% due 10/25/2035		2,945	2,900
2.514% due 05/25/2035		739	742
2.514% due 03/25/2036		352	336
2.562% due 12/25/2035 ^		717	548
5.212% due 08/25/2035		1,253	1,244
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		672	569
Commercial Mortgage Trust
3.156% due 07/10/2046		13,109	13,317
5.989% due 12/10/2049		3,680	4,056
Countrywide Alternative Loan Trust
0.325% due 05/25/2047		6,977	6,098
0.334% due 02/20/2047		8,933	6,773
0.335% due 05/25/2047		3,427	2,920
0.349% due 12/20/2046		729	568
0.365% due 07/25/2046		282	243
1.115% due 12/25/2035		1,111	939
5.317% due 11/25/2035 ^		687	568
5.500% due 10/25/2033		1,359	1,431
5.750% due 03/25/2037 ^		680	583
6.500% due 08/25/2032		1,276	1,357
Countrywide Home Loan Mortgage Pass-Through Trust
0.475% due 03/25/2035		126	121
2.341% due 04/20/2035		1,296	1,317
2.434% due 09/25/2033		1,179	1,182
2.584% due 09/25/2047 ^		1,493	1,347
3.787% due 11/20/2034		668	642
5.011% due 10/20/2035		610	517
5.500% due 11/25/2035 ^		303	299
5.500% due 04/25/2038		1,269	1,300
Countrywide Home Loan Reperforming Trust
0.495% due 06/25/2035		2,138	1,929
Credit Suisse First Boston Mortgage Securities Corp.
2.325% due 04/25/2034		3,054	3,148
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^		937	805
Deutsche ALT-B Securities, Inc.
0.255% due 10/25/2036 ^		256	159
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.234% due 06/26/2035		3,243	3,281
Eurosail PLC
1.702% due 10/17/2040	EUR	6,079	7,720
First Horizon Mortgage Pass-Through Trust
2.603% due 10/25/2035		$696	691
5.000% due 10/25/2020		93	95
Gosforth Funding PLC
2.006% due 04/24/2047	GBP	3,711	6,084
Granite Master Issuer PLC
0.207% due 12/20/2054	EUR	1,184	1,491
0.287% due 12/20/2054		2,530	3,190

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	23

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Granite Mortgages PLC
0.362% due 06/20/2044	EUR	230	$290
0.581% due 01/20/2044		389	493
0.634% due 01/20/2044		$389	390
0.734% due 07/20/2043		1,727	1,722
GS Mortgage Securities Trust
3.849% due 12/10/2043		8,735	9,029
4.592% due 08/10/2043		1,400	1,532
5.162% due 12/10/2043		10,000	11,271
5.560% due 11/10/2039		2,379	2,549
GSR Mortgage Loan Trust
2.471% due 11/25/2035 ^		557	476
2.654% due 09/25/2035		1,473	1,497
2.694% due 11/25/2035		2,346	2,309
4.858% due 11/25/2035 ^		4,112	3,825
HarborView Mortgage Loan Trust
0.333% due 07/19/2046		10,467	6,928
0.373% due 05/19/2035		1,315	1,134
0.403% due 01/19/2036		2,977	2,099
4.865% due 08/19/2036 ^		834	771
HomeBanc Mortgage Trust
0.335% due 12/25/2036		764	681
0.425% due 10/25/2035		4,886	4,428
5.330% due 04/25/2037 ^		730	597
IndyMac Mortgage Loan Trust
0.335% due 07/25/2047		4,015	3,165
0.345% due 09/25/2046		6,742	5,858
2.518% due 10/25/2034		990	951
2.638% due 06/25/2035 ^		576	490
4.549% due 09/25/2035		663	590
JPMorgan Chase Commercial Mortgage Securities Trust
3.341% due 07/15/2046		2,877	2,973
3.673% due 02/15/2046		4,350	4,515
3.853% due 06/15/2043		2,168	2,194
5.336% due 05/15/2047		109	116
5.440% due 06/12/2047		706	761
5.794% due 02/12/2051		9,500	10,390
JPMorgan Mortgage Trust
2.165% due 07/27/2037		854	742
2.367% due 06/25/2036		2,329	2,129
2.525% due 07/25/2034		277	280
2.550% due 07/25/2035		406	407
5.016% due 06/25/2035		907	907
5.037% due 06/25/2035		408	406
5.235% due 07/25/2035		391	397
5.269% due 11/25/2035		778	749
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		3,698	3,990
5.430% due 02/15/2040		2,067	2,240
5.866% due 09/15/2045		1,506	1,668
Luminent Mortgage Trust
0.325% due 12/25/2036		4,822	3,939
0.355% due 10/25/2046		1,573	1,369

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Adjustable Rate Mortgages Trust
0.395% due 05/25/2037		$641	$440
Merrill Lynch Alternative Note Asset Trust
0.455% due 03/25/2037		1,188	522
2.708% due 06/25/2037 ^		857	582
Merrill Lynch Mortgage Investors Trust
1.572% due 10/25/2035		2,801	2,770
2.458% due 06/25/2035		1,327	1,303
2.655% due 05/25/2034		523	520
5.008% due 09/25/2035		517	484
5.372% due 05/25/2036		2,018	2,021
5.394% due 12/25/2035		358	339
Merrill Lynch Mortgage Trust
5.862% due 05/12/2039		10,170	10,750
6.028% due 06/12/2050		2,325	2,333
Merrill Lynch Mortgage-Backed Securities Trust
2.791% due 04/25/2037 ^		2,878	2,457
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		2,200	2,413
Morgan Stanley Capital Trust
5.447% due 02/12/2044		3,470	3,738
5.610% due 04/15/2049		1,371	1,377
6.105% due 06/11/2049		11,029	12,126
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		172	175
Morgan Stanley Re-REMIC Trust
5.991% due 08/12/2045		2,870	3,125
5.991% due 08/15/2045		4,088	4,450
OBP Depositor LLC Trust
4.646% due 07/15/2045		2,000	2,208
RBSSP Resecuritization Trust
2.203% due 12/26/2036		1,833	1,846
Residential Accredit Loans, Inc. Trust
0.455% due 08/25/2035		1,880	1,498
2.294% due 04/25/2035		478	473
3.170% due 08/25/2035 ^		602	331
3.564% due 02/25/2036 ^		606	445
Residential Asset Securitization Trust
5.000% due 08/25/2019		209	216
6.250% due 10/25/2036 ^		1,182	1,068
Residential Funding Mortgage Securities, Inc. Trust
2.956% due 09/25/2035 ^		2,833	2,399
5.351% due 06/25/2035		610	603
6.500% due 03/25/2032		731	763
Sequoia Mortgage Trust
0.853% due 10/19/2026		76	76
2.330% due 01/20/2047 ^		1,345	1,175
Silenus European Loan Conduit Ltd.
0.348% due 05/15/2019	EUR	885	1,103
Structured Adjustable Rate Mortgage Loan Trust
0.475% due 10/25/2035		$2,054	1,769

24	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2014

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.420% due 04/25/2035	$5,056	$4,980
5.366% due 02/25/2036 ^	660	531
Structured Asset Mortgage Investments Trust
0.345% due 06/25/2036	651	559
0.375% due 05/25/2046	4,780	2,849
0.403% due 07/19/2035	2,877	2,696
Structured Asset Securities Corp. Trust
2.612% due 10/28/2035	806	766
Vornado DP LLC Trust
4.004% due 09/13/2028	9,000	9,597
Wachovia Bank Commercial Mortgage Trust
0.234% due 06/15/2020	1,792	1,783
Wachovia Mortgage Loan Trust LLC
2.626% due 08/20/2035	1,894	1,740
WaMu Mortgage Pass-Through Certificates Trust
0.855% due 01/25/2047	4,936	4,160
0.875% due 04/25/2047	6,881	6,261
0.925% due 12/25/2046	2,050	1,956
1.095% due 06/25/2046	329	319
1.115% due 08/25/2046	1,146	1,018
1.315% due 11/25/2042	285	280
2.176% due 11/25/2046	1,359	1,260
2.226% due 09/25/2036 ^	3,129	2,869
2.309% due 02/25/2037 ^	5,284	4,601
2.372% due 04/25/2035	3,200	3,166
2.398% due 09/25/2035	3,800	3,622
5.884% due 08/25/2046 ^	5,266	4,852
Wells Fargo Mortgage-Backed Securities Trust
2.603% due 03/25/2036	282	276
2.612% due 04/25/2036	1,411	1,417
2.615% due 01/25/2035	1,167	1,149
2.615% due 03/25/2036	6,984	6,803
2.615% due 04/25/2036	1,590	1,542
2.618% due 09/25/2034	1,137	1,168
2.619% due 06/25/2035	2,178	2,209
5.016% due 03/25/2036	623	628
5.212% due 10/25/2035	3,005	3,003
5.500% due 05/25/2022	909	928
5.594% due 04/25/2036	2,775	2,757

Total Mortgage-Backed Securities (Cost $395,371)		438,564

ASSET-BACKED SECURITIES 0.8%
ACE Securities Corp.
0.215% due 10/25/2036	48	18
Aimco CLO
0.484% due 10/20/2019	1,308	1,302
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.355% due 08/25/2035	81	81
0.935% due 05/25/2034	2,008	1,846

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Asset-Backed Securities Corp. Home Equity Loan Trust
1.100% due 09/25/2034		$1,517	$1,408
Babson CLO Ltd.
0.483% due 11/10/2019		2,369	2,364
Bear Stearns Asset-Backed Securities Trust
1.155% due 10/25/2037		2,759	2,596
BlackRock Senior Income
0.474% due 04/20/2019		1,144	1,133
Carrington Mortgage Loan Trust
0.255% due 06/25/2037		566	559
Citigroup Mortgage Loan Trust, Inc.
0.235% due 01/25/2037		102	66
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		69	69
Countrywide Asset-Backed Certificates
0.305% due 02/25/2037		3,342	3,033
0.405% due 04/25/2036		1,996	1,963
0.445% due 08/25/2036		2,400	2,032
4.603% due 04/25/2036		3,158	3,191
Dryden Leveraged Loan CDO
0.418% due 08/08/2022	EUR	2,138	2,687
Equity One Mortgage Pass-Through Trust
0.455% due 04/25/2034		$45	37
First Franklin Mortgage Loan Trust
0.535% due 09/25/2035		127	127
0.595% due 04/25/2035		400	400
Galaxy CLO Ltd.
0.474% due 04/25/2019		997	994
GSAA Home Equity Trust
0.455% due 03/25/2037		1,246	768
GSAMP Trust
0.525% due 03/25/2047		2,500	1,522
HSI Asset Securitization Corp. Trust
0.205% due 10/25/2036		72	40
0.425% due 02/25/2036		2,381	1,849
JPMorgan Mortgage Acquisition Trust
0.305% due 07/25/2036		31,330	30,105
Jubilee CDO BV
0.818% due 10/15/2019	EUR	1,175	1,483
Morgan Stanley ABS Capital, Inc. Trust
0.215% due 05/25/2037		$1,253	851
0.625% due 07/25/2035		350	311
Morgan Stanley Home Equity Loan Trust
0.860% due 12/25/2034		675	676
Morgan Stanley IXIS Real Estate Capital Trust
0.205% due 11/25/2036		9	5
Morgan Stanley Mortgage Loan Trust
0.515% due 04/25/2037		1,122	644
Mountain View Funding CLO Ltd.
0.494% due 04/15/2019		1,039	1,033

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	25

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MSIM Peconic Bay Ltd.
0.514% due 07/20/2019		$561	$561
NovaStar Mortgage Funding Trust
0.625% due 01/25/2036		5,264	4,119
Option One Mortgage Loan Trust
0.955% due 02/25/2035		804	790
Park Place Securities, Inc.
0.415% due 09/25/2035		254	252
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.655% due 07/25/2035		500	494
1.130% due 10/25/2034		2,500	2,478
1.145% due 09/25/2034		977	937
0.615% due 05/25/2035		1,100	1,033
Popular ABS Mortgage Pass-Through Trust
0.585% due 06/25/2035		4,895	4,738
SLM Private Education Loan Trust
3.200% due 05/16/2044		1,922	1,992
3.404% due 05/16/2044		11,453	12,176
Soundview Home Loan Trust
0.215% due 11/25/2036		646	263
0.295% due 12/25/2036		805	792
0.625% due 11/25/2035		15,000	12,352
Structured Asset Investment Loan Trust
0.515% due 10/25/2035		1,112	1,094

Total Asset-Backed Securities (Cost $103,691)			109,264

SOVEREIGN ISSUES 15.8%
Australia Government Bond
5.250% due 03/15/2019	AUD	71,300	68,543
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	9,300	13,169
Autonomous Community of Valencia
4.900% due 03/17/2020		5,800	8,410
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	712,800	223,686
0.000% due 01/01/2018		327,500	91,286
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2015 (b)		10,840	4,521
10.000% due 01/01/2021		303,116	112,517
10.000% due 01/01/2025		23,720	8,455
Colombian TES
3.000% due 03/25/2033 (b)	COP	31,890,783	13,674
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	2,108

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
France Government Bond
0.250% due 07/25/2018 (b)	EUR	21,343	$28,117
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)		56,803	76,412
2.100% due 09/15/2017 (b)		15,978	21,512
2.100% due 09/15/2021 (b)		17,269	23,947
2.250% due 04/22/2017 (b)		29,180	38,394
2.350% due 09/15/2024 (b)		31,537	44,330
2.450% due 03/26/2016 (b)		24,197	31,537
2.550% due 10/22/2016 (b)		95,855	126,094
2.550% due 09/15/2041 (b)		2,273	3,130
3.100% due 09/15/2026 (b)		3,170	4,752
5.500% due 11/01/2022		8,800	13,992
Mexico Government International Bond
4.000% due 11/15/2040 (b)	MXN	207,249	16,509
4.000% due 11/08/2046 (b)		489,898	39,568
4.500% due 11/22/2035 (b)		591,296	50,958
Mexico Government International Inflation Linked Bond
2.970% due 01/30/2020		776,600	57,783
3.010% due 06/29/2017		96,400	7,172
New South Wales Treasury Corp.
2.500% due 11/20/2035 (b)	AUD	6,310	6,048
New Zealand Government Bond
2.000% due 09/20/2025 (b)	NZD	14,570	10,995
5.500% due 04/15/2023		32,600	27,927
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	281,522	373,855
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	1,100,000	9,629
4.500% due 07/03/2017		480,000	4,322
5.000% due 08/22/2016		1,120,000	10,349
Slovenia Government International Bond
4.125% due 01/26/2020	EUR	400	570
4.700% due 11/01/2016		35,630	48,599
5.125% due 03/30/2026		400	614
5.250% due 02/18/2024		$1,800	1,926
Spain Government International Bond
3.800% due 04/30/2024	EUR	68,400	99,392
5.400% due 01/31/2023		209,700	338,570

Total Sovereign Issues (Cost $2,163,019)			2,063,372

26	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2014

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Ally Financial, Inc.
7.000% due 10/30/2014 (c)	7,750	$7,796
GMAC Capital Trust
8.125% due 02/15/2040	500,000	13,305

Total Preferred Securities (Cost $19,790)		21,101

EXCHANGE-TRADED FUNDS 0.1%
iShares MSCI Emerging Markets ETF	164,814	6,850

Total Exchange-Traded Funds (Cost $7,117)		6,850

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.3%

REPURCHASE AGREEMENTS (d) 0.1%
		19,292

GREECE TREASURY BILLS 1.3%
2.403% due 10/10/2014 - 03/06/2015 (a)	$131,100	165,279

U.S. TREASURY BILLS 1.9%
0.037% due 01/08/2015 - 03/26/2015 (a)(e)(g)(i)†	242,832	242,808

Total Short-Term Instruments (Cost $439,388)		427,379

Total Investments in Securities (Cost $16,955,722)		16,853,614

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	1,521	$15
PIMCO Short-Term Floating NAV Portfolio III	72,048	720

Total Short-Term Instruments (Cost $735)		735

Total Investments in Affiliates (Cost $735)		735

Total Investments 129.4% (Cost $16,956,457)		$16,854,349

Financial Derivative Instruments (f)(h) (1.0%) (Cost or Premiums, net $(15,414))		(125,243)

Other Assets and Liabilities, net (28.4%)		(3,702,649)

Net Assets 100.0%		$13,026,457

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	27

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.000% †	09/30/2014	10/01/2014	$2,300	U.S. Treasury Notes 2.125% due 09/30/2021	$(2,344)	$2,300	$2,300
JPS	0.030%	09/22/2014	10/02/2014	11,710	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	(11,722)	11,710	11,710
SSB	0.000%	09/30/2014	10/01/2014	5,282	U.S. Treasury Notes 1.500% due 02/28/2019	(5,392)	5,282	5,282

Total Repurchase Agreements						$(19,458)	$19,292	$19,292

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate		Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.130%		08/05/2014	10/06/2014	$(140,250)	$(140,279)
	0.130%		08/19/2014	10/20/2014	(81,305)	(81,318)
	0.130%		09/16/2014	10/20/2014	(63,125)	(63,129)
	0.130%		09/18/2014	10/20/2014	(252,500)	(252,515)
	0.140%		08/15/2014	10/15/2014	(124,328)	(124,351)
	0.140	% †	08/22/2014	10/22/2014	(100,619)	(100,635)
	0.140%		08/27/2014	10/22/2014	(52,625)	(52,633)
	0.140%		09/03/2014	10/02/2014	(51,932)	(51,937)
	0.140%		09/04/2014	10/06/2014	(22,392)	(22,394)
	0.140	% †	09/17/2014	10/22/2014	(57,376)	(57,379)
	0.150%		08/27/2014	10/08/2014	(38,837)	(38,843)
	0.160%		09/17/2014	10/17/2014	(35,055)	(35,057)
	0.160%		09/18/2014	10/20/2014	(16,160)	(16,161)
	0.170%		09/16/2014	10/16/2014	(37,415)	(37,418)
	0.200%		09/09/2014	09/09/2015	(170,580)	(170,601)
IND	0.130	% †	08/06/2014	10/06/2014	(292,602)	(292,661)
	0.180	% †	09/17/2014	10/02/2014	(17,853)	(17,854)
JPS	0.070%		09/18/2014	10/02/2014	(19,326)	(19,326)
	0.220%		09/19/2014	10/03/2014	(155,813)	(155,824)
RDR	0.130%		09/16/2014	10/06/2014	(315,625)	(315,651)
	0.140%		08/22/2014	10/09/2014	(157,875)	(157,903)
	0.150%		08/20/2014	10/20/2014	(12,464)	(12,466)
	0.150%		08/21/2014	10/21/2014	(40,572)	(40,579)
	0.170%		09/08/2014	10/08/2014	(141,078)	(141,093)
	0.220%		09/17/2014	10/01/2014	(249,421)	(249,442)
RYL	0.120	% †	10/01/2014	11/03/2014	(681,079)	(681,079)

Total Reverse Repurchase Agreements						$(3,328,528)

28	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2014

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate		Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.170%		09/19/2014	10/17/2014	$(56,406)	$(56,345)
	0.170%		09/22/2014	10/22/2014	(6,984)	(6,975)
	0.180%		09/16/2014	10/16/2014	(2,482)	(2,484)
	0.200%		09/25/2014	10/09/2014	(27,974)	(27,979)
BPG	0.110%		10/01/2014	10/17/2014	(1,765)	(1,765)
	0.150%		08/26/2014	10/08/2014	(150,206)	(150,286)
	0.150%		09/29/2014	10/29/2014	(74,488)	(74,420)
	0.180%		09/12/2014	10/10/2014	(67,778)	(67,771)
FOB	0.190%		09/19/2014	10/03/2014	(7,837)	(7,837)
	0.200%		09/19/2014	10/03/2014	(103,879)	(103,883)
GSC	0.050%		09/18/2014	10/02/2014	(4,134)	(4,134)
	0.070%		09/30/2014	10/01/2014	(8,157)	(8,157)
MSC	0.050%		09/25/2014	10/02/2014	(27,210)	(27,213)
	0.140%		09/25/2014	10/02/2014	(33,453)	(33,457)
	0.160%		09/26/2014	10/03/2014	(68,839)	(68,852)
	0.200%		09/22/2014	10/06/2014	(26,837)	(26,835)
	0.230	% †	09/24/2014	10/01/2014	(109,457)	(109,462)
TDM	(0.150%)		09/30/2014	10/07/2014	(126,250)	(126,214)
	0.130%		08/11/2014	10/10/2014	(38,494)	(38,505)
	0.190	% †	09/18/2014	10/02/2014	(1,950)	(1,950)
	0.250	% †	09/24/2014	10/01/2014	(78,284)	(78,288)

Total Sale-Buyback Transactions						$(1,022,812)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $2,482,892 at a weighted average interest rate of 0.125%.
(3)	Payable for sale-buyback transactions includes $(76) of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Fannie Mae		4.000%	10/01/2044	$1,000	$(1,055)	$(1,054)
BOA	Fannie Mae		4.000%	10/01/2044	114,000	(119,608)	(119,920)
BPG	Fannie Mae		4.000%	11/01/2044	1,000	(1,051)	(1,051)
FOB	Fannie Mae		4.000%	10/01/2044	57,000	(60,206)	(60,077)
	Fannie Mae	†	4.000%	11/01/2044	564,000	(590,425)	(592,685)
NOM	Fannie Mae		4.000%	10/01/2044	36,000	(38,015)	(37,943)
SAL	Fannie Mae		4.000%	10/01/2044	22,000	(23,203)	(23,188)

Total Short Sales						$(833,563)	$(835,918)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	29

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(e)	Securities with an aggregate market value of $4,341,539 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (4)
PIMCO CommodityRealReturn Strategy Fund®
Global/Master Repurchase Agreement
BSN	$0	$(1,187,271)	$0	$0	$(1,187,271)	$1,182,688	$(4,583)
JPS	11,710	(175,150)	0	0	(163,440)	163,407	(33)
RDR	0	(917,134)	0	0	(917,134)	914,814	(2,320)
RYL	0	(572,125)	0	0	(572,125)	571,329	(796)
SSB	5,282	0	0	0	5,282	(5,392)	(110)

Master Securities Forward Transaction Agreement
BCY	0	0	(93,783)	(1,054)	(94,837)	93,659	(1,178)
BOA	0	0	0	(119,920)	(119,920)	0	(119,920)
BPG	0	0	(294,242)	(1,051)	(295,293)	292,849	(2,444)
FOB	0	0	(111,720)	(649,609)	(761,329)	111,505	(649,824)
GSC	0	0	(12,291)	0	(12,291)	12,250	(41)
MSC	0	0	(156,357)	0	(156,357)	155,135	(1,222)
NOM	0	0	0	(37,943)	(37,943)	(427)	(38,370)
SAL	0	0	0	(23,188)	(23,188)	(145)	(23,333)
TDM	0	0	(185,648)	0	(185,648)	185,730	82

PIMCO Cayman Commodity Fund I, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
BOS	2,300	0	0	0	2,300	(2,344)	(44)
BSN	0	(57,379)	0	0	(57,379)	56,973	(406)
IND	0	(310,515)	0	0	(310,515)	310,073	(442)
RYL	0	(108,954)	0	0	(108,954)	109,047	93

Master Securities Forward Transaction Agreement
BCY	0	0	0	0	0	(560)	(560)
FOB	0	0	0	(3,153)	(3,153)	0	(3,153)
MSC	0	0	(109,462)	0	(109,462)	109,245	(217)
TDM	0	0	(59,309)	0	(59,309)	59,186	(123)

Total Borrowings and Other Financing Transactions	$19,292	$(3,328,528)	$(1,022,812)	$(835,918)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

30	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2014

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - NYMEX WTI Crude December Futures †	$85.000	11/17/2014	15	$20	$14

Total Purchased Options				$20	$14

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - COMEX Gold 100 oz. December Futures †	$1,230.000	10/28/2014	244	$(206)	$(751)
Put - COMEX Gold 100 oz. December Futures †	1,240.000	11/24/2014	52	(60)	(233)
Call - COMEX Gold 100 oz. December Futures †	1,410.000	11/24/2014	52	(57)	(4)
Put - NYMEX Natural Gas November Futures †	3.700	10/28/2014	51	(10)	(10)
Put - NYMEX Natural Gas November Futures †	3.750	10/28/2014	24	(6)	(6)
Call - NYMEX Natural Gas November Futures †	4.300	10/28/2014	51	(40)	(41)
Call - NYMEX Natural Gas November Futures †	4.350	10/28/2014	24	(17)	(16)
Put - NYMEX WTI Crude November Futures †	87.000	10/16/2014	132	(65)	(49)
Put - NYMEX WTI Crude November Futures †	89.000	10/16/2014	159	(89)	(121)
Call - NYMEX WTI Crude November Futures †	94.000	10/16/2014	27	(15)	(13)
Call - NYMEX WTI Crude November Futures †	95.000	10/16/2014	54	(21)	(16)
Call - NYMEX WTI Crude November Futures †	96.000	10/16/2014	212	(64)	(36)
Call - NYMEX WTI Crude November Futures †	97.000	10/16/2014	196	(76)	(22)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	11/12/2014	213	(173)	(83)
Call - NYMEX WTI-Brent Crude Spread December Futures †	5.000	11/12/2014	124	(176)	(174)
Call - NYMEX WTI-Brent Crude Spread December Futures †	6.000	11/12/2014	410	(717)	(799)
Put - NYMEX WTI-Brent Crude Spread December Futures †	14.000	11/12/2014	124	(162)	(2)
Put - NYMEX WTI-Brent Crude Spread December Futures †	18.000	11/12/2014	63	(54)	(1)
Call - NYMEX WTI-Brent Crude Spread March Futures †	6.000	02/11/2015	146	(122)	(219)
Put - NYMEX WTI-Brent Crude Spread March Futures †	14.000	02/11/2015	146	(122)	(55)
Call - NYMEX WTI-Brent Crude Spread November Futures †	6.000	10/15/2014	112	(102)	(301)

				$(2,354)	$(2,952)

Total Written Options				$(2,354)	$(2,952)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2014	63	$48	$9	$0
3.5% Fuel Oil NWE Crack Spread December Futures †	Short	12/2014	49	(32)	10	0
3.5% Fuel Oil NWE Crack Spread November Futures †	Short	11/2014	49	9	14	0
3.5% Fuel Oil NWE Crack Spread October Futures †	Short	10/2014	49	87	20	0
90-Day Eurodollar March Futures	Long	03/2016	1,675	(337)	0	(84)
Australia Government 10-Year Bond December Futures	Long	12/2014	272	233	34	(22)
Brent Crude December Futures †	Long	11/2014	521	(2,384)	0	(1,297)
Brent Crude December Futures †	Long	11/2015	660	(3,495)	0	(1,320)
Brent Crude December Futures †	Long	10/2016	251	(1,341)	0	(369)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	31

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent Crude June Futures †	Short	05/2015	1,246	$7,531	$2,779	$0
Brent Crude June Futures †	Short	04/2016	308	1,642	542	0
Brent Crude March Futures †	Short	02/2015	456	4,644	1,085	0
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond November Futures	Short	10/2014	330	(138)	7	0
Call Options Strike @ USD 116.000 on Brent Crude December Futures †	Long	11/2014	326	(228)	0	(3)
Canola January Futures †	Short	01/2015	116	92	6	(5)
Canola March Futures †	Long	03/2015	116	(79)	4	(6)
Canola November Futures †	Long	11/2014	783	(908)	38	(29)
Cocoa December Futures †	Short	12/2014	559	(701)	62	0
Cocoa March Futures †	Long	03/2015	559	646	0	(28)
Copper December Futures †	Long	12/2014	51	(43)	0	(98)
Corn December Futures †	Long	12/2014	1,679	(8,891)	0	(420)
Corn December Futures †	Long	12/2015	296	(636)	1	(59)
Corn March Futures †	Long	03/2015	215	(42)	0	(54)
E-mini S&P 500 Index December Futures	Long	12/2014	103	(133)	0	(21)
Euro-Bund 10-Year Bond December Futures	Short	12/2014	986	(654)	0	(324)
Euro-Mill Wheat January Futures †	Long	01/2015	76	(246)	10	0
Euro-Mill Wheat March Futures †	Long	03/2015	892	(2,806)	141	0
European Diesel 10 PPM Rotterdam Barges vs. Gasoil December Futures †	Long	12/2014	3	8	0	(1)
European Diesel 10 PPM Rotterdam Barges vs. Gasoil November Futures †	Long	11/2014	3	17	0	0
European Diesel 10 PPM Rotterdam Barges vs. Gasoil October Futures †	Long	10/2014	3	28	1	0
Gas Oil Crack Spread Swap December Futures †	Long	12/2014	49	(132)	65	0
Gas Oil Crack Spread Swap November Futures †	Long	11/2014	49	(132)	62	0
Gas Oil Crack Spread Swap October Futures †	Long	10/2014	49	(120)	60	0
Gas Oil December Futures †	Long	12/2014	96	(133)	0	(84)
Gold 100 oz. December Futures †	Long	12/2014	840	(1,918)	0	(605)
Hard Red Spring Wheat December Futures †	Long	12/2014	360	(3,108)	0	(104)
Hard Red Winter Wheat December Futures †	Short	12/2014	248	2,143	105	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	522	(273)	0	(42)
Henry Hub Natural Gas Swap April Futures †	Long	03/2019	61	(48)	2	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	563	(230)	0	(45)
Henry Hub Natural Gas Swap August Futures †	Long	07/2019	60	(46)	2	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	546	79	0	(41)
Henry Hub Natural Gas Swap December Futures †	Long	11/2019	59	(48)	3	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	497	70	0	(42)
Henry Hub Natural Gas Swap February Futures †	Long	01/2019	61	(40)	0	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	546	82	0	(46)
Henry Hub Natural Gas Swap January Futures †	Long	12/2018	62	(41)	0	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	563	(237)	0	(45)
Henry Hub Natural Gas Swap July Futures †	Long	06/2019	60	(45)	2	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	522	(247)	0	(42)
Henry Hub Natural Gas Swap June Futures †	Long	05/2019	60	(46)	2	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	546	(24)	0	(46)
Henry Hub Natural Gas Swap March Futures †	Long	02/2019	61	(41)	0	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	563	(295)	0	(45)
Henry Hub Natural Gas Swap May Futures †	Long	04/2019	61	(48)	2	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	506	(94)	0	(39)
Henry Hub Natural Gas Swap November Futures †	Long	10/2019	59	(48)	2	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	563	(216)	0	(45)
Henry Hub Natural Gas Swap October Futures †	Long	09/2019	59	(47)	2	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	522	(227)	0	(42)
Henry Hub Natural Gas Swap September Futures †	Long	08/2019	60	(47)	2	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2015	61	0	2	0

32	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2014

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2015	26	$1	$0	$(1)
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2014	25	(22)	8	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2015	26	2	2	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2015	61	(2)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2015	61	5	9	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2015	26	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2015	61	5	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2015	61	(6)	0	(7)
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2015	61	4	1	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2014	25	(21)	8	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2015	26	2	1	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2014	25	(19)	8	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2015	26	1	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2015	26	1	0	0
Mars (Argus) vs. WTI Spread Calendar Swap April Futures †	Short	04/2015	4	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap August Futures †	Short	08/2015	4	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	Short	12/2015	4	2	1	0
Mars (Argus) vs. WTI Spread Calendar Swap February Futures †	Short	02/2015	4	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap January Futures †	Short	01/2015	4	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap July Futures †	Short	07/2015	4	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap June Futures †	Short	06/2015	4	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap March Futures †	Short	03/2015	4	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap May Futures †	Short	05/2015	4	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	Short	11/2015	4	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	Short	10/2015	4	2	0	0
Mars (Argus) vs. WTI Spread Calendar Swap September Futures †	Short	09/2015	4	2	0	0
Natural Gas April Futures †	Short	03/2015	1,303	(242)	404	0
Natural Gas August Futures †	Long	07/2015	650	(2,159)	0	(215)
Natural Gas December Futures †	Long	11/2014	2,694	(7,747)	0	(997)
Natural Gas January Futures †	Short	12/2014	41	(81)	16	0
Natural Gas March Futures †	Short	02/2015	584	1,197	212	0
Natural Gas May Futures †	Long	04/2015	1,928	(755)	0	(555)
Natural Gas November Futures †	Short	10/2014	2,694	(4,101)	889	0
Natural Gas October Futures †	Short	09/2015	650	2,150	208	0
New York Harbor ULSD December Futures †	Short	11/2014	27	89	65	0
Put Options Strike @ EUR 150.000 on Euro-Bund 10-Year Bond November Futures	Short	10/2014	272	84	0	(38)
Put Options Strike @ USD 95.000 on Brent Crude December Futures †	Short	11/2014	15	(11)	0	(14)
Put Options Strike @ USD 98.000 on Brent Crude December Futures †	Short	11/2014	326	(1,008)	0	(496)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	33

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
RBOB Gasoline December Futures †	Long	11/2014	260	$(1,642)	$0	$(778)
RBOB Gasoline December Futures †	Long	11/2015	49	(183)	0	(109)
RBOB Gasoline June Futures †	Long	05/2015	28	(142)	0	(69)
RBOB Gasoline November Futures †	Short	10/2014	260	497	840	0
Soybean March Futures †	Short	03/2015	86	18	46	0
Soybean November Futures †	Short	11/2014	753	10,253	386	0
Soybean November Futures †	Short	11/2015	118	854	41	(1)
Sugar No. 11 March Futures †	Short	02/2015	714	2,026	280	0
U.S. Treasury 5-Year Note December Futures	Long	12/2014	7,643	(1,872)	0	(358)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	10,816	(6,995)	23	(1,369)
Wheat December Futures †	Short	12/2014	140	709	25	0
Wheat March Futures †	Short	03/2015	329	1,502	58	0
White Sugar March Futures †	Long	02/2015	714	(950)	0	(321)
WTI Crude December Futures †	Short	11/2014	555	3,775	1,787	0
WTI Crude December Futures †	Short	11/2015	1,907	9,966	4,272	0
WTI Crude December Futures †	Short	11/2016	809	3,646	1,432	0
WTI Crude January Futures †	Long	12/2014	129	(45)	0	(390)
WTI Crude June Futures †	Long	05/2015	2,408	(16,768)	0	(5,851)
WTI Crude June Futures †	Long	05/2016	1,258	(5,278)	0	(2,503)
WTI Crude March Futures †	Long	02/2015	456	(1,683)	0	(1,208)
WTI Crude March Futures †	Long	02/2016	293	(1,704)	0	(624)
WTI Crude November Futures †	Short	10/2014	1,527	691	4,791	(3)
WTI Crude September Futures †	Long	08/2015	771	(2,598)	0	(1,789)
WTI-Brent Calendar Swap December Futures †	Short	12/2014	25	183	0	(13)
WTI-Brent Calendar Swap November Futures †	Short	11/2014	25	207	0	(17)
WTI-Brent Calendar Swap October Futures †	Short	10/2014	25	231	0	(21)

Total Futures Contracts				$(31,577)	$20,890	$(23,201)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019	$	14,592	$1,361	$203	$0	$(23)
CDX.IG-22 5-Year Index	1.000%	06/20/2019		65,200	1,062	(70)	74	0
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	150,700	3,267	206	0	(16)
iTraxx Europe 21 10-Year Index	1.000%	06/20/2024		28,600	(261)	407	0	(20)

					$5,429	$746	$74	$(59)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

34	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2014

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$	237,500	$19,172	$3,677	$1,295	$0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		306,200	(21,304)	(36,303)	1,834	0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		210,800	(25,574)	(14,050)	1,313	0
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		323,700	(17,326)	(7,821)	1,985	0
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045	EUR	264,700	(3,419)	(2,765)	0	(26)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	32,410,000	(11,574)	(9,118)	225	0

						$(60,025)	$(66,380)	$6,652	$(26)

Total Swap Agreements						$(54,596)	$(65,634)	$6,726	$(85)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(g)	Securities with an aggregate market value of $178,676 and cash of $1,007 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability (4)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
PIMCO CommodityRealReturn Strategy Fund® (5)	$0	$73	$6,726	$6,799	$(39)	$(2,216)	$(85)	$(2,340)
PIMCO Cayman Commodity Fund I, Ltd. (Subsidiary) (5)	14	20,817	0	20,831	(2,913)	(21,132)	(272)	(24,317)

Total Exchange-Traded or Centrally Cleared	$14	$20,890	$6,726	$27,630	$(2,952)	$(23,348)	$(357)	$(26,657)

(4)	Unsettled variation margin liability of $(147) for closed futures and unsettled variation margin liability of $(272) for closed swap agreements is outstanding at period end.
(5)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
									Asset	Liability
BOA	10/2014			MYR	276,650	$		84,357	$133	$0
	10/2014			NZD	49,865			41,456	2,529	0
	10/2014		$		2,319		EUR	1,791	0	(57)
	10/2014				19,835		GBP	12,128	0	(173)
	10/2014				5,423		INR	328,417	0	(123)
	11/2014			GBP	12,128	$		19,829	173	0
	11/2014	†	$		9,873		EUR	7,368	0	(563)
	12/2014			MXN	443,165	$		33,425	600	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	35

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
									Asset	Liability
	01/2015			BRL	70,872	$		30,120	$1,892	$0
	02/2015		$		83,636		MYR	276,650	0	(160)
BPS	10/2014			BRL	322,561	$		140,153	8,420	(45)
	10/2014		$		141,134		BRL	322,561	0	(9,355)
	10/2014				15,652		INR	949,450	0	(330)
	10/2014				68,605		MXN	902,430	0	(1,506)
	11/2014	†		EUR	353	$		454	8	0
	12/2014			MXN	994,700			74,713	1,037	0
	12/2014		$		1,723		MXN	22,611	0	(48)
	01/2015			BRL	330,479	$		141,134	9,506	0
BRC	10/2014			EUR	25,515			33,560	1,333	0
	10/2014			INR	4,476,534			72,442	200	0
	10/2014		$		5,853		INR	354,955	0	(125)
	10/2014				9,030		MYR	28,777	0	(269)
	11/2014	†		EUR	575	$		744	18	0
	11/2014		$		17,840		GBP	10,880	0	(207)
	12/2014			MXN	739,456	$		55,924	1,153	0
	02/2015		$		70,813		INR	4,476,534	0	(343)
CBK	10/2014	†		CAD	340	$		309	6	0
	10/2014			EUR	336,631			443,821	18,639	0
	10/2014		$		115,989		AUD	130,720	0	(1,537)
	10/2014				1,846,361		EUR	1,455,088	0	(8,512)
	10/2014				7,313		GBP	4,457	0	(88)
	11/2014			AUD	130,720	$		115,715	1,530	0
	11/2014			EUR	1,455,088			1,846,760	8,518	0
	12/2014			MXN	237,080			17,943	383	0
	12/2014		$		1,044		MXN	13,996	0	(7)
	01/2015			BRL	2,639	$		1,135	84	0
DUB	10/2014			JPY	32,332,941			311,969	17,162	0
	10/2014		$		9,069		COP	18,401,517	8	0
	10/2014				75,239		INR	4,568,357	0	(1,514)
	10/2014				53,424		PLN	165,297	0	(3,571)
	12/2014			COP	18,401,517	$		9,009	0	(15)
	12/2014			MXN	561,750			42,776	1,167	0
FBF	10/2014			BRL	17,498			7,139	0	(9)
	10/2014			COP	15,037,904			7,829	411	0
	10/2014		$		7,711		BRL	17,498	0	(562)
	10/2014				51,621		MYR	165,532	0	(1,225)
	01/2015			BRL	183,325	$		77,114	4,096	0
GLM	10/2014				113,920			50,676	4,135	0
	10/2014			COP	3,363,613			1,774	114	0
	10/2014			EUR	1,108,795			1,463,601	63,136	0
	10/2014		$		46,479		BRL	113,920	62	0
	10/2014	†			8,882		CAD	9,835	0	(103)
	10/2014				45,374		INR	2,765,070	0	(751)
	12/2014				647		MXN	8,472	0	(20)
	01/2015			BRL	35,445	$		14,866	748	0
HUS	10/2014				100,928			42,150	917	0
	10/2014		$		41,178		BRL	100,928	55	0
	10/2014				1,133		JPY	121,300	0	(26)
	10/2014				39,414		NZD	49,865	0	(487)
	11/2014			NZD	49,865	$		39,286	487	0
	11/2014		$		26,005		AUD	29,856	74	0
JPM	10/2014			BRL	87,047	$		36,353	791	0
	10/2014			HUF	18,620,234			80,979	5,340	0
	10/2014			INR	12,500,000			202,102	376	0
	10/2014		$		36,378		AUD	40,574	0	(853)
	10/2014				35,515		BRL	87,047	47	0
	10/2014				17,799		EUR	13,744	0	(440)

36	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2014

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2014	$	25,830	MYR	82,341	$ 0	$ (762)
	10/2014	ZAR	75,920	$	6,918	204	0
	11/2014	$	8,980	AUD	10,219	0	(54)
	12/2014	MXN	521,798	$	39,790	1,141	0
	01/2015	BRL	17,759		7,411	338	0
	02/2015	$	197,566	INR	12,500,000	0	(789)
	02/2015		55,137	MXN	736,995	0	(726)
MSB	10/2014	BRL	103,059	$	45,062	2,958	0
	10/2014	GBP	16,585		27,507	620	0
	10/2014	$	42,048	BRL	103,059	56	0
	10/2014		30,961	INR	1,876,856	0	(672)
	12/2014	MXN	600,298	$	45,620	1,157	0
RBC	10/2014	$	411	EUR	318	0	(10)
SOG	10/2014	AUD	171,294	$	158,866	8,889	0
	10/2014	$	18,726	INR	1,133,429	0	(435)
	12/2014	MXN	52,413	$	3,980	98	0
UAG	10/2014	BRL	464,167		194,084	4,618	(165)
	10/2014	MYR	120,884		36,900	97	0
	10/2014	$	197,975	BRL	464,167	0	(8,345)
	10/2014		82,210	INR	5,000,000	0	(1,519)
	10/2014		295,791	JPY	32,211,641	0	(2,090)
	11/2014	BRL	434,823	$	183,392	7,322	0
	11/2014	JPY	32,211,641		295,861	2,096	0
	12/2014	MXN	53,481		4,080	119	0
	01/2015	BRL	30,061		12,944	971	0

Total Forward Foreign Currency Contracts						$ 185,972	$ (48,591)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	10/29/2014	EUR	53,200	$795	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014		179,100	2,492	0

								$3,287	$0

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
MYC	Call - OTC WTI Crude December Futures †	$150.000	11/17/2015	$	102,000	$6,326	$112

Total Purchased Options						$9,613	$112

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	37

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014	$	8,200	$(15)	$(7)
CBK	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		4,100	(5)	(5)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		42,800	(67)	(38)
	Put - OTC CDX.IG-22 5-Year Index	Sell	1.000%	12/17/2014		8,300	(16)	(6)
DUB	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		7,500	(8)	(7)
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		89,300	(83)	(98)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	12/17/2014	EUR	100,400	(280)	(146)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014		131,900	(282)	(118)
JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014	$	71,200	(119)	(79)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		27,100	(48)	(24)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	19,200	(34)	(17)

							$(957)	$(545)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	2.680	07/01/2015	$	44,320	$(1,056)	$(2,043)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC CPURNSA Index	218.803	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	02/11/2021	$85,000	$(863)	$(29)
	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	18,900	(163)	(40)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	325,100	(2,907)	(81)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	33,400	(431)	(8)
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	25,800	(179)	(80)
RYL	Floor - OTC YOY CPURNSA Index	217.965	Maximum of [-1.000% - (Final Index/Initial Index - 1)] or 0	09/28/2015	9,100	(211)	0

						$(4,754)	$(238)

(1)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.250%	10/29/2014	EUR	106,400	$(800)	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014		358,200	(2,492)	0

								$(3,292)	$0

38	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2014

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC Nickel November Futures †	$16,500.000	11/05/2014	$137	$(205)	$(951)
	Call - OTC WTI Crude March Futures †	6.000	02/11/2015	2,200	(19)	(33)
	Put - OTC WTI Crude March Futures †	14.000	02/11/2015	2,200	(19)	(8)
GST	Call - OTC Nickel November Futures †	22,000.000	11/05/2014	137	(274)	(1)
MYC	Put - OTC Arabica Coffee December Futures †	160.000	11/12/2014	1,238	(19)	(15)
	Call - OTC Arabica Coffee December Futures †	225.000	11/12/2014	1,238	(41)	(60)
	Call - OTC Brent Crude December Futures †	160.000	11/10/2015	102,000	(6,426)	(174)
SOG	Put - OTC Arabica Coffee December Futures †	160.000	11/12/2014	863	(19)	(11)
	Call - OTC Arabica Coffee December Futures †	225.000	11/12/2014	863	(20)	(42)

					$(7,042)	$(1,295)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread †	0.000	10/01/2014	$160	$(82)	$0
	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread †	0.000	10/02/2014	250	(130)	0
GST	Put - OTC London Gold Market Fixing Ltd. PM †	1,180.000	10/10/2014	570	(32)	(21)
	Call - OTC SPGCENP Index †	0.303	12/04/2014	3,669,344	(115)	0
	Call - OTC SPGCENP Index †	0.306	02/09/2015	14,600,000	(378)	0
	Call - OTC SPGCICP Index †	0.342	12/04/2014	3,472,173	(116)	0
	Call - OTC SPGCICP Index †	0.268	02/09/2015	6,600,000	(227)	0

					$(1,080)	$(21)

Total Written Options					$(18,181)	$(4,142)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at Beginning of Period	3,824	$1,958,072	EUR	362,400	GBP	0	$(26,426)
Sales	10,106	30,011,403		1,338,201		54,320	(19,734)
Closing Buys	(1,858)	(41,100)		(249,600)		(54,320)	4,291
Expirations	(6,572)	(2,674,883)		(672,900)		0	19,527
Exercised	(2,884)	0		(62,000)		0	1,807

Balance at End of Period	2,616	$29,253,492	EUR	716,101	GBP	0	$(20,535)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/ Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Pay	LLSBRT 2H14 Index †	$6.200	12/31/2014	15,750	$0	$(67)	$0	$(67)
	Receive	LLSBRT CAL15 Index †	8.150	12/31/2015	48,000	0	80	80	0
	Receive	LLSBRT CAL15 Index †	7.900	12/31/2015	120,000	0	169	169	0
BPS	Receive	JETNWECO Index †	15.500	03/31/2015	15,000	0	(6)	0	(6)
	Receive	NAPCO 1Q15 Index †	7.300	03/31/2015	15,000	0	23	23	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	39

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Counterparty	Pay/ Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
CBK	Pay	DTDBRTCO Index †	$0.320	03/31/2015	34,800	$0	$17	$17	$0
	Pay	DTDBRTCO Index †	0.280	03/31/2015	600	0	0	0	0
	Pay	GOCO CAL14 Index †	17.450	12/31/2014	7,725	0	39	39	0
	Pay	GOCO CAL14 Index †	17.760	12/31/2014	20,625	0	110	110	0
	Pay	GOCO CAL14 Index †	17.880	12/31/2014	20,700	0	113	113	0
	Pay	HSFOCO CAL14 Index †	10.750	12/31/2014	20,625	0	48	48	0
	Pay	HSFOCO CAL14 Index †	10.450	12/31/2014	7,725	0	20	20	0
	Pay	HSFOCO CAL14 Index †	10.100	12/31/2014	20,700	0	62	62	0
	Receive	JETNWECO Index †	15.410	03/31/2015	17,400	0	(5)	0	(5)
	Receive	JETNWECO Index †	15.440	03/31/2015	300	0	0	0	0
	Receive	Lead December Futures †	2,123.000	12/15/2014	7,700	0	(177)	0	(177)
	Pay	LLSBRT 2H14 Index †	6.250	12/31/2014	15,750	0	(68)	0	(68)
	Receive	LLSBRT CAL14 Index †	10.200	12/31/2014	75,000	0	618	618	0
	Pay	LLSBRT K4-Z4 Index †	6.500	12/31/2014	25,500	0	(116)	0	(116)
	Pay	LLSBRT K4-Z4 Index †	6.350	12/31/2014	75,000	0	(329)	0	(329)
	Receive	NAPCO 1Q15 Index †	7.780	03/31/2015	300	0	1	1	0
	Receive	NAPCO 1Q15 Index †	7.630	03/31/2015	17,400	0	32	32	0
	Pay	Zinc December Futures †	2,274.500	12/15/2014	7,700	0	(100)	0	(100)
DUB	Receive	GOCO CAL14 Index †	17.000	12/31/2014	9,711	0	(44)	0	(44)
	Pay	GOCO CAL14 Index †	16.970	12/31/2014	18,750	0	85	85	0
	Pay	GOCO CAL14 Index †	17.180	12/31/2014	22,500	0	107	107	0
	Receive	HSFOCO CAL14 Index †	13.650	12/31/2014	9,711	0	6	6	0
	Pay	HSFOCO CAL14 Index †	9.880	12/31/2014	22,500	0	72	72	0
	Pay	HSFOCO CAL14 Index †	9.570	12/31/2014	18,750	0	66	66	0
	Receive	LLSBRT CAL14 Index †	7.300	12/31/2014	75,000	0	401	401	0
FBF	Pay	JETNWE CAL14 Index †	965.000	12/31/2014	4,230	0	384	384	0
	Receive	ULSDNWE CAL14 Index †	906.000	12/31/2014	4,500	0	(389)	0	(389)
GST	Pay	GOCO CAL14 Index †	17.100	12/31/2014	28,500	0	133	133	0
	Pay	GOCO CAL14 Index †	17.700	12/31/2014	18,900	0	100	100	0
	Pay	HSFOCO CAL14 Index †	10.100	12/31/2014	18,900	0	56	56	0
	Pay	HSFOCO CAL14 Index †	9.900	12/31/2014	28,500	0	90	90	0
	Pay	LLSBRT 2H14 Index †	6.300	12/31/2014	72,000	0	(313)	0	(313)
	Receive	LLSBRT CAL14 Index †	10.250	12/31/2014	66,000	0	547	547	0
	Receive	LLSBRT CAL15 Index †	9.150	12/31/2015	36,000	0	96	96	0
	Receive	LLSBRT CAL15 Index †	8.350	12/31/2015	600,000	0	1,116	1,116	0
	Receive	LLSBRT CAL15 Index †	7.900	12/31/2015	228,000	0	322	322	0
	Receive	RBOB-Crude Oil Spread June Futures †	10.250	05/14/2015	238,000	0	241	241	0
JPM	Pay	LLSBRT 2H14 Index †	6.430	12/31/2014	33,000	0	(148)	0	(148)
	Receive	LLSBRT CAL14 Index †	7.100	12/31/2014	21,000	0	108	108	0
MAC	Receive	CUAC 1Q15 Index †	40.500	03/31/2015	324,000	0	74	74	0
	Receive	CUAC 1Q15 Index †	41.000	03/31/2015	3,660,000	0	812	812	0
	Receive	CUAC 1Q15 Index †	56.000	03/31/2015	138,000	0	10	10	0
	Receive	CUAC 1Q15 Index †	64.000	03/31/2015	5,550,000	0	(44)	0	(44)
MYC	Pay	DTDBRTCO Index †	0.340	03/31/2015	60,600	0	28	28	0
	Receive	GOCO CAL14 Index †	16.920	12/31/2014	19,314	0	(87)	0	(87)
	Pay	GOCO CAL14 Index †	17.350	12/31/2014	7,725	0	38	38	0
	Pay	GOCO CAL14 Index †	17.900	12/31/2014	30,600	0	168	168	0
	Receive	HSFOCO CAL14 Index †	13.650	12/31/2014	19,314	0	11	11	0
	Pay	HSFOCO CAL14 Index †	10.900	12/31/2014	30,600	0	66	66	0
	Pay	HSFOCO CAL14 Index †	10.350	12/31/2014	7,725	0	21	21	0
	Receive	JETNWECO Index †	15.460	03/31/2015	30,300	0	(11)	0	(11)
	Receive	NAPCO 1Q15 Index †	7.800	03/31/2015	30,300	0	61	61	0

						$0	$4,647	$6,551	$(1,904)

40	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2014

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Lennar Corp.	(5.000%	)	06/20/2015	0.393%	$3,000	$(92)	$(12)	$0	$(104)
BRC	New York Times Co.	(1.000%	)	03/20/2015	0.197%	1,000	58	(62)	0	(4)
	Tate & Lyle International Finance PLC	(1.150%	)	06/20/2016	0.305%	3,500	0	(52)	0	(52)
SOG	Royal Bank of Scotland Group PLC	(3.000%	)	03/20/2015	0.369%	1,000	(2)	(12)	0	(14)
UAG	Royal Bank of Scotland Group PLC	(1.000%	)	12/20/2016	0.653%	800	65	(72)	0	(7)

							$29	$(210)	$0	$(181)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	HSBC Bank PLC	1.000%	12/20/2018	0.440%	EUR	5,500	$77	$89	$166	$0
	Russia Government International Bond	1.000%	03/20/2019	2.398%	$	5,300	(435)	132	0	(303)
CBK	Russia Government International Bond	1.000%	03/20/2019	2.398%		200	(16)	4	0	(12)
	South Africa Government International Bond	1.000%	12/20/2019	1.934%		27,500	(1,055)	(181)	0	(1,236)
DUB	Italy Government International Bond	1.000%	03/20/2019	0.931%		7,100	(123)	146	23	0
GST	Brazil Government International Bond	1.000%	09/20/2019	1.690%		12,000	(128)	(256)	0	(384)
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%		8,600	(198)	(68)	0	(266)
	Russia Government International Bond	1.000%	09/20/2019	2.459%		5,100	(277)	(58)	0	(335)
HUS	Brazil Government International Bond	1.000%	09/20/2019	1.690%		30,600	(341)	(637)	0	(978)
	Brazil Government International Bond	1.000%	06/20/2020	1.859%		3,850	(112)	(61)	0	(173)
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%		14,900	(328)	(133)	0	(461)
	Russia Government International Bond	1.000%	03/20/2019	2.398%		3,700	(311)	100	0	(211)
JPM	Brazil Government International Bond	1.000%	09/20/2019	1.690%		17,800	(203)	(366)	0	(569)
	HSBC Bank PLC	1.000%	12/20/2018	0.440%	EUR	4,600	67	71	138	0
	Russia Government International Bond	1.000%	09/20/2019	2.459%	$	7,200	(403)	(69)	0	(472)
MYC	Barclays Bank PLC	1.000%	06/20/2015	0.200%	EUR	5,100	57	(18)	39	0
	Brazil Government International Bond	1.000%	09/20/2019	1.690%	$	42,000	(448)	(894)	0	(1,342)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	41

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014(4)	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Brazil Government International Bond	1.000%	12/20/2019	1.750%	$	27,500	$(792)	$(205)	$0	$(997)
	Credit Suisse Group	1.000%	06/20/2015	0.194%	EUR	3,100	36	(12)	24	0
	Greece Government International Bond	1.000%	06/20/2015	3.923%		7,800	(362)	160	0	(202)

							$(5,295)	$(2,256)	$390	$(7,941)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	155,100	$(278)	$(360)	$0	$(638)
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	23,900	37	9	46	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	$	11,100	67	(564)	0	(497)
BRC	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023	EUR	41,800	540	3,463	4,003	0
	Receive	3-Month USD-CPURNSA Index	1.950%	09/16/2016	$	78,400	0	(492)	0	(492)
	Receive	3-Month USD-CPURNSA Index	2.018%	08/19/2017		36,300	(24)	(243)	0	(267)
	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	83,500	86	2,580	2,666	0
CBK	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	3,400	42	215	257	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		12,000	152	997	1,149	0
DUB	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		3,500	43	222	265	0
	Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017	$	18,700	0	(509)	0	(509)

42	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2014

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	12,600	$15	$387	$402	$0
FBF	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	14,700	107	1,005	1,112	0
	Pay	1-Month GBP-UKRPI	3.528%	09/23/2044	GBP	13,730	(151)	9	0	(142)
GLM	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016	$	91,100	(135)	(141)	0	(276)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		72,600	63	(2,117)	0	(2,054)
	Receive	3-Month USD-CPURNSA Index	2.175%	10/01/2018		20,900	41	(311)	0	(270)
	Receive	3-Month USD-CPURNSA Index	2.205%	10/11/2018		40,400	0	(578)	0	(578)
JPM	Receive	3-Month USD-CPURNSA Index	1.890%	09/06/2016		58,000	0	(262)	0	(262)
MYC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	13,500	149	872	1,021	0
RYL	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		3,900	40	255	295	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	$	18,300	65	(579)	0	(514)
SOG	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	6,100	79	383	462	0
UAG	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	103,100	(184)	(240)	0	(424)

							$754	$4,001	$11,678	$(6,923)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/ Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Receive	BCOMTR Index †	5,608,184	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	$1,370,664	$(30,177)	$0	$(30,177)
BPS	Receive	BCOMF1T Index †	109,075	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	50,000	(795)	0	(795)
	Receive	BCOMTR Index †	1,719,439	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	420,238	(9,199)	0	(9,199)
CBK	Receive	BCOMTR Index †	3,417,230	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	835,186	(18,381)	0	(18,381)
	Receive	MOTT3002 Index †	2,759,339	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	736,296	(15,831)	0	(15,831)
CIB	Receive	BCOMTR Index †	882,776	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	215,754	(4,750)	0	(4,750)
DUB	Receive	BCOMTR Index †	9,115,975	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	2,227,984	(49,051)	0	(49,051)
FBF	Receive	BCOMTR Index †	783,808	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	191,566	(4,217)	0	(4,217)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	43

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Counterparty	Pay/ Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Pay	CSMFHGER Index †	137,642	0.030%	02/17/2015	$41,199	$421	$421	$0
	Receive	SPGCICP Index †	97,786	0.030%	02/17/2015	42,087	(326)	0	(326)
GLM	Receive	BCOMTR Index †	6,150,489	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	1,467,778	793	793	0
JPM	Pay	BCOMLC3T Index †	183,260	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	52,792	(1,411)	0	(1,411)
	Pay	BCOMLH3 Index †	243,186	0.000%	02/17/2015	50,639	1,978	1,978	0
	Receive	BCOMTR Index †	402,770	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	98,439	(2,167)	0	(2,167)
	Receive	JMABNIC0 Index †	136,523	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	91,884	(4,594)	0	(4,594)
	Receive	JMABNICP Index †	390,957	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	256,378	(12,635)	0	(12,635)
	Receive	JMC1DLH5 Index †	193,071	0.000%	02/17/2015	53,458	(1,111)	0	(1,111)
	Receive	JMCU305E Index †	405,366	0.000%	02/17/2015	61,321	1,719	1,719	0
MAC	Receive	BCOMTR Index †	2,580,939	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	630,793	(13,885)	0	(13,885)
MYC	Receive	MOTT3001 Index †	5,512,092	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	1,473,645	(32,466)	0	(32,466)
	Receive	MOTT3002 Index †	7,058,402	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	1,871,607	(40,147)	0	(40,147)
RBC	Receive	BCOMTR Index †	601,359	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	146,975	(3,236)	0	(3,236)
SOG	Receive	BCOMTR Index †	3,018,390	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	737,707	(16,239)	0	(16,239)
	Receive	MOTT3002 Index †	3,306,863	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	295,709	(6,338)	0	(6,338)
UAG	Receive	BCOMTR Index †	35,000	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	8,602	(236)	0	(236)

							$(262,281)	$4,911	$(267,192)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

VARIANCE SWAPS

Counterparty	Pay/ Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	GOLDLNPM Index †	3.098%	08/03/2015	$	4,830	$0	$(3)	$0	$(3)
	Pay	Natural Gas November Futures †	10.890%	10/28/2014		1,515	0	2	2	0
	Receive	SLVRLND Index †	6.452%	08/03/2015		3,346	0	27	27	0

44	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2014

Counterparty	Pay/ Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Pay	SPGCCLP Index †	4.080%	05/14/2015	$	2,956	$0	$(25)	$0	$(25)
	Pay	SPGCCLP Index †	4.580%	05/14/2015		2,800	0	(5)	0	(5)
DUB	Pay	BCOM Index †	1.440%	11/04/2014		4,936	0	18	18	0
	Pay	BCOM Index †	1.440%	11/05/2014		7,905	0	28	28	0
	Pay	BCOM Index †	1.440%	11/06/2014		2,000	0	7	7	0
	Pay	SPGCCLP Index †	4.623%	05/14/2015		2,680	0	(5)	0	(5)
	Receive	WTI Crude June Futures †	2.772%	05/14/2015		3,801	0	7	7	0
	Receive	WTI Crude June Futures †	3.240%	05/14/2015		6,528	0	(24)	0	(24)
GST	Pay	BCOM Index †	1.960%	02/03/2015		4,284	0	19	19	0
	Pay	GOLDLNPM Index †	2.481%	10/14/2014		6,668	0	57	57	0
	Pay	GOLDLNPM Index †	6.126%	11/25/2015		4,400	0	109	109	0
	Pay	S&P 500 Index †	4.020%	10/17/2014		28,010	0	884	884	0
	Receive	SLVRLND Index †	10.890%	11/25/2015		3,300	0	(125)	0	(125)
	Pay	SPGCGCP Index †	2.723%	06/11/2015		7,079	0	28	28	0
	Receive	SPGSSIP Index †	5.760%	06/11/2015		4,871	0	60	60	0
JPM	Pay	S&P 500 Index	3.572%	03/20/2015		52,910	0	(91)	0	(91)
MYC	Pay	GOLDLNPM Index †	3.276%	09/18/2015		7,459	0	(10)	0	(10)
	Pay	GOLDLNPM Index †	5.406%	04/21/2016		28,880	0	415	415	0
	Receive	SLVRLND Index †	5.382%	09/18/2015		5,819	0	97	97	0
	Receive	SLVRLND Index †	9.151%	04/21/2016		22,200	0	(404)	0	(404)
SOG	Pay	SPGCCLP Index †	4.000%	05/14/2015		3,164	0	(29)	0	(29)
	Receive	WTI Crude June Futures †	2.772%	05/14/2015		3,587	0	7	7	0

							$0	$1,044	$1,765	$(721)

Total Swap Agreements							$(4,512)	$(255,055)	$25,295	$(284,862)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(i)	Securities with an aggregate market value of $105,702 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
PIMCO CommodityRealReturn Strategy Fund®
BOA	$5,327	$0	$166	$5,493	$(513)	$(7)	$(303)	$(823)	$4,670	$(5,130)	$(460)
BPS	18,963	0	46	19,009	(11,284)	(69)	(1,239)	(12,592)	6,417	(6,630)	(213)
BRC	2,686	0	6,669	9,355	(944)	0	(815)	(1,759)	7,596	(7,690)	(94)
CBK	29,154	0	1,406	30,560	(10,144)	(138)	(1,248)	(11,530)	19,030	(18,237)	793
DUB	18,337	0	690	19,027	(5,100)	(2,050)	(509)	(7,659)	11,368	(11,020)	348
FBF	4,507	0	1,112	5,619	(1,796)	0	(142)	(1,938)	3,681	(3,910)	(229)
GLM	68,195	0	0	68,195	(771)	0	(3,178)	(3,949)	64,246	(57,650)	6,596
GST	0	0	0	0	0	(362)	(985)	(1,347)	(1,347)	1,287	(60)
HUS	1,533	0	0	1,533	(513)	0	(1,823)	(2,336)	(803)	736	(67)
JPM	8,237	0	138	8,375	(3,624)	(200)	(1,394)	(5,218)	3,157	(3,290)	(133)
MSB	4,791	0	0	4,791	(672)	0	0	(672)	4,119	(4,350)	(231)
MYC	0	0	1,084	1,084	0	0	(2,541)	(2,541)	(1,457)	(63)	(1,520)
RBC	0	0	0	0	(10)	0	0	(10)	(10)	0	(10)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	45

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
RYL	$0	$0	$295	$295	$0	$0	$(514)	$(514)	$(219)	$295	$76
SOG	8,987	0	462	9,449	(435)	0	(14)	(449)	9,000	(9,530)	(530)
UAG	15,223	0	0	15,223	(12,119)	0	(431)	(12,550)	2,673	(2,810)	(137)

PIMCO Cayman Commodity Fund I, Ltd. (Subsidiary)
BOA	0	0	249	249	(563)	0	(30,244)	(30,807)	(30,558)	11,050	(19,508)
BPS	8	0	52	60	0	(992)	(10,003)	(10,995)	(10,935)	6,001	(4,934)
BRC	18	0	0	18	0	0	0	0	18	0	18
CBK	6	0	1,060	1,066	0	0	(35,037)	(35,037)	(33,971)	12,836	(21,135)
CIB	0	0	0	0	0	0	(4,750)	(4,750)	(4,750)	1,707	(3,043)
DUB	0	0	797	797	0	0	(49,124)	(49,124)	(48,327)	18,263	(30,064)
FBF	0	0	805	805	0	0	(4,932)	(4,932)	(4,127)	1,630	(2,497)
GLM	0	0	793	793	(103)	0	0	(103)	690	(23,220)	(22,530)
GST	0	0	3,858	3,858	0	(22)	(438)	(460)	3,398	(3,860)	(462)
JPM	0	0	3,805	3,805	0	0	(22,066)	(22,066)	(18,261)	11,818	(6,443)
MAC	0	0	896	896	0	0	(13,929)	(13,929)	(13,033)	4,189	(8,844)
MYC	0	112	905	1,017	0	(249)	(73,125)	(73,374)	(72,357)	(33,066)	(105,423)
RBC	0	0	0	0	0	0	(3,236)	(3,236)	(3,236)	1,222	(2,014)
SOG	0	0	7	7	0	(53)	(22,606)	(22,659)	(22,652)	9,274	(13,378)
UAG	0	0	0	0	0	0	(236)	(236)	(236)	0	(236)

Total Over the Counter	$185,972	$112	$25,295	$211,379	$(48,591)	$(4,142)	$(284,862)	$(337,595)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$14	$0	$0	$0	$0	$14
Futures	20,817	0	0	0	73	20,890
Swap Agreements	0	74	0	0	6,652	6,726

	$20,831	$74	$0	$0	$6,725	$27,630

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$185,972	$0	$185,972
Purchased Options	112	0	0	0	0	112
Swap Agreements	12,343	390	884	0	11,678	25,295

	$12,455	$390	$884	$185,972	$11,678	$211,379

	$33,286	$464	$884	$185,972	$18,403	$239,009

46	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2014

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$2,952	$0	$0	$0	$0	$2,952
Futures	21,132	0	21	0	2,195	23,348
Swap Agreements	272	59	0	0	26	357

	$24,356	$59	$21	$0	$2,221	$26,657

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$48,591	$0	$48,591
Written Options	1,316	545	0	2,043	238	4,142
Swap Agreements	269,726	8,122	91	0	6,923	284,862

	$271,042	$8,667	$91	$50,634	$7,161	$337,595

	$295,398	$8,726	$112	$50,634	$9,382	$364,252

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(43)	$0	$0	$0	$0	$(43)
Written Options	3,850	0	0	0	0	3,850
Futures	84,542	0	(31)	0	2,580	87,091
Swap Agreements	(1,344)	3,179	0	0	(42,439)	(40,604)

	$87,005	$3,179	$(31)	$0	$(39,859)	$50,294

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$28,296	$0	$28,296
Purchased Options	(19)	0	0	0	(6,922)	(6,941)
Written Options	3,035	1,651	0	5,890	7,362	17,938
Swap Agreements	(1,328,240)	(269)	(91,921)	0	30,304	(1,390,126)

	$(1,325,224)	$1,382	$(91,921)	$34,186	$30,744	$(1,350,833)

	$(1,238,219)	$4,561	$(91,952)	$34,186	$(9,115)	$(1,300,539)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(7)	$0	$0	$0	$0	$(7)
Written Options	(1,017)	0	0	0	(767)	(1,784)
Futures	(58,512)	0	(133)	0	(851)	(59,496)
Swap Agreements	(1,145)	540	0	0	(64,068)	(64,673)

	$(60,681)	$540	$(133)	$0	$(65,686)	$(125,960)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$171,572	$0	$171,572
Purchased Options	(21)	0	0	0	2,647	2,626
Written Options	389	(98)	0	(3,020)	(2,415)	(5,144)
Swap Agreements	(399,202)	(2,199)	92,508	0	(16,915)	(325,808)

	$(398,834)	$(2,297)	$92,508	$168,552	$(16,683)	$(156,754)

	$(459,515)	$(1,757)	$92,375	$168,552	$(82,369)	$(282,714)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	47

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$17,030	$0	$17,030
Corporate Bonds & Notes
Banking & Finance	0	156,715	0	156,715
Industrials	0	50,012	3,436	53,448
Utilities	0	54,442	0	54,442
U.S. Government Agencies	0	235,771	0	235,771
U.S. Treasury Obligations	0	13,269,678	0	13,269,678
Mortgage-Backed Securities	0	422,827	15,737	438,564
Asset-Backed Securities	0	109,264	0	109,264
Sovereign Issues	0	2,063,372	0	2,063,372
Preferred Securities
Banking & Finance	13,305	7,796	0	21,101
Exchange-Traded Funds	6,850	0	0	6,850
Short-Term Instruments
Repurchase Agreements	0	19,292	0	19,292
Greece Treasury Bills	0	165,279	0	165,279
U.S. Treasury Bills	0	242,808	0	242,808
	$20,155	$16,814,286	$19,173	$16,853,614

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$735	$0	$0	$735
Total Investments	$20,890	$16,814,286	$19,173	$16,854,349

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(835,918)	$0	$(835,918)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	20,904	6,726	0	27,630
Over the counter	0	211,379	0	211,379
	$20,904	$218,105	$0	$239,009

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(26,153)	(85)	0	(26,238)
Over the counter	0	(337,595)	0	(337,595)
	$(26,153)	$(337,680)	$0	$(363,833)
Totals	$15,641	$15,858,793	$19,173	$15,893,607

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund I, Ltd., which is a 100% owned subsidiary of the Fund.

48	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2014

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of the PIMCO CommodityRealReturn Strategy Fund® (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	49

Notes to Financial Statements (Cont.)

translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income,

50	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

September 30, 2014

accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Consolidated Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transaction or short sale transactions, have been determined to be at a level requiring a Consolidated Statement of Cash Flows. Consolidated Statements of Cash Flows, as applicable, have been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update became effective for interim or annual periods beginning on or after December 15, 2013. In accordance with investment company reporting requirements under U.S. GAAP, the Fund adopted the ASU for the six month period ended September 30, 2014. The ASU did not have an impact on the Fund’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	51

Notes to Financial Statements (Cont.)

has delegated responsibility for applying the valuation methods to the Adviser. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major

52	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

September 30, 2014

category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. Government Agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	53

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

54	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

September 30, 2014

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the

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Notes to Financial Statements (Cont.)

market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Exchange-Traded Funds  The Fund may invest in exchange-traded funds (“ETFs”), which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending

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arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. As of September 30, 2014, the Fund had no unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs

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Notes to Financial Statements (Cont.)

are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and

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Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
$85	$0	$(70)	$0	$0	$15	$0	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
$121	$1,443,727	$(1,443,140)	$12	$0	$720	$27	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a

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Notes to Financial Statements (Cont.)

component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

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(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

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Notes to Financial Statements (Cont.)

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Commodity Futures Contracts  The Fund may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, the Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  The Fund may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

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Options on Indices  The Fund may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Fund may write or purchase options to enhance returns Fund or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

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Notes to Financial Statements (Cont.)

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Commodity Forward Swap Agreements  The Fund may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure to the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability

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to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering

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Notes to Financial Statements (Cont.)

into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  The Fund may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Variance Swap Agreements  The Fund may invest in variance swap agreements to gain or mitigate exposure to the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of

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the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by Fund management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political

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Notes to Financial Statements (Cont.)

developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the Adviser, minimizes counterparty risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

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Master Netting Arrangements  The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Consolidated Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require

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Notes to Financial Statements (Cont.)

posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION

The PIMCO Cayman Commodity Fund I, Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the Commodity Subsidiary to the Fund (amounts in thousands).

Date of Incorporation	7/21/2006
Subscription Agreement	8/1/2006
Fund Net Assets	$13,026,457

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Subsidiary % of Fund Net Assets	16.3%
Subsidiary Financial Statement Information
Total assets	$3,094,719
Total liabilities	973,921
Net assets	$2,120,798
Total income	38,677
Net investment income (loss)	26,384
Net realized gain (loss)	(1,328,793)
Net change in unrealized appreciation (depreciation)	(388,368)
Increase (decrease) in net assets resulting from operations	$(1,690,777)

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
0.25%	0.35%	0.25%	0.45%	0.45%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D

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Notes to Financial Statements (Cont.)

Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2014, the Distributor received $4,229,322 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and

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approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2014, the amount was $12,190,470.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2014, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$256,210	$199,172

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Notes to Financial Statements (Cont.)

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$12,895,201	$16,406,028	$1,824,209	$1,064,604

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13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2014		Year Ended 03/31/2014
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	421,776	$2,430,843	936,385	$5,438,776
Class P	68,373	392,426	180,500	1,048,920
Administrative Class	6,795	38,984	31,039	176,933
Class D	19,646	112,704	47,862	277,106
Class A	20,113	115,887	73,467	423,539
Class B	2	16	15	83
Class C	3,146	17,588	9,743	54,692
Class R	2,156	12,122	7,129	40,172

Issued as reinvestment of distributions
Institutional Class	6,979	37,127	42,155	237,604
Class P	783	4,158	5,022	28,254
Administrative Class	134	704	1,393	7,736
Class D	235	1,232	3,165	17,600
Class A	181	946	4,744	26,302
Class B	0	0	41	224
Class C	0	1	1,488	7,975
Class R	10	52	177	963

Cost of shares redeemed
Institutional Class	(284,041)	(1,623,507)	(1,378,579)	(7,896,588)
Class P	(65,555)	(378,792)	(265,371)	(1,552,241)
Administrative Class	(8,458)	(48,482)	(78,191)	(464,620)
Class D	(19,437)	(110,820)	(97,476)	(555,904)
Class A	(56,198)	(317,919)	(179,693)	(1,025,674)
Class B	(465)	(2,581)	(1,507)	(8,479)
Class C	(11,697)	(64,269)	(54,739)	(302,407)
Class R	(1,260)	(7,063)	(2,351)	(13,176)
Net increase (decrease) resulting from Fund share transactions	103,218	$611,357	(713,582)	$(4,032,210)

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

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Notes to Financial Statements (Cont.)

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2014, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2011-2013, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

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September 30, 2014

As of September 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$19,795,608	$174,943	$(3,116,202)	$(2,941,259)
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	77

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.
BOA	Bank of America N.A.	JPM	JPMorgan Chase Bank N.A.
BOS	Banc of America Securities LLC	JPS	JPMorgan Securities, Inc.
BPG	BNP Paribas Securities Corp.	MAC	Macquarie Bank Limited
BPS	BNP Paribas S.A.	MSB	Morgan Stanley Bank, N.A
BRC	Barclays Bank PLC	MSC	Morgan Stanley & Co., Inc.
BSN	Bank of Nova Scotia	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	NOM	Nomura Securities International Inc.
CHF	Swiss Franc	RBC	Royal Bank of Canada
CIB	Canadian Imperial Bank of Commerce	RDR	RBC Dain Rausher, Inc.
DEU	Deutsche Bank Securities, Inc.	RYL	Royal Bank of Scotland Group PLC
DUB	Deutsche Bank AG	SAL	Citigroup Global Markets, Inc.
FBF	Credit Suisse International	SOG	Societe Generale
FOB	Credit Suisse Securities (USA) LLC	SSB	State Street Bank and Trust Co.
GLM	Goldman Sachs Bank USA	TDM	TD Securities (USA) LLC
GSC	Goldman Sachs & Co.	TRY	Turkish New Lira
GST	Goldman Sachs International	UAG	UBS AG Stamford
HUS	HSBC Bank USA N.A.

Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
COP	Colombian Peso	NZD	New Zealand Dollar
EUR	Euro	PLN	Polish Zloty
GBP	British Pound	USD (or $)	United States Dollar
HUF	Hungarian Forint	ZAR	South African Rand
INR	Indian Rupee

Exchange Abbreviations:
COMEX	Commodity Exchange, Inc.	OTC	Over the Counter
NYMEX	New York Mercantile Exchange

Index Abbreviations:
BCOM	Bloomberg Commodity Index	DTDBRTCO	Dated Brent Crack Calendar Swap
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index
BCOMLC3T	Bloomberg Live Cattle 3-Month Forward	FRCPXTOB	France Consumer Price ex-Tobacco Index
BCOMLH3	Bloomberg Lean Hogs Sub-Index 3-Month Forward	GOCO CAL14	2014 Gasoil Crack Calendar Swap
BCOMTR	Bloomberg Commodity Index Total Return	GOLDLNPM	London Gold Market Fixing Ltd. PM
CDX.EM	Credit Derivatives Index - Emerging Markets	HSFOCO CAL14	2014 High Sulfur Fuel Oil-Brent Spread Calendar Swap
CDX.IG	Credit Derivatives Index - Investment Grade	JETNWE CAL14	2014 Calendar NWE CIF Jet Fuel
CPI	Consumer Price Index	JETNWECO	NWE CIF Jet Fuel Crack Spread
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	JMABNIC0	JPMorgan Nic 0 Custom Index
CSMFHGER	CS Mulit-Asset Futures Copper High Grade Excess Return	JMABNICP	JPMorgan Nic P Custom Index
CUAC 1Q15	1st Quarter of 2015 Corn-Ethanol Spread Calendar Swap	JMC1DLH5	Dow Jones-UBS Lean Hogs Sub-Index 5-Month Forward

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(Unaudited)

JMCU305E	JPMorgan Live Cattle Sub-Index	PLTMLNPM	London Platinum & Palladium Market PM Fix
LLSBRT 2H14	2nd Half 2014 LLS-Brent Spread Calendar Swap	SLVRLND	London Silver Market Fixing Ltd.
LLSBRT CAL14	2014 LLS-Brent Spread Calendar Swap	SPGCCLP	S&P Goldman Sachs Commodity Crude Oil Index
LLSBRT CAL15	2015 LLS-Brent Spread Calendar Swap	SPGCENP	S&P GSCI Energy Official Close
LLSBRT K4-Z4	LLS-Brent May-December 2014 Spread Calendar Swap	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return	UKRPI	United Kingdom Retail Price Index
MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return	ULSD	Ultra-Low Sulfur Diesel
NAPCO 1Q15	1st Quarter of 2015 Naphtha Crack Spread	ULSDNWE CAL14	2014 Calendar Ultra-Low Sulfur Diesel NWE

Other Abbreviations:
ABS	Asset-Backed Security	MSCI	Morgan Stanley Capital International
ALT	Alternate Loan Trust	NCUA	National Credit Union Administration
BBR	Bank Bill Rate	oz.	Ounce
BBSW	Bank Bill Swap Reference Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
CDI	Brazil Interbank Deposit Rate	TBD	To Be Determined
CDO	Collateralized Debt Obligation	TBD%	Interest rate to be determined when loan settles
CLO	Collateralized Loan Obligation	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	YOY	Year-Over-Year
LIBOR	London Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	79

Approval of Investment Advisory Contract

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 11-12, 2014, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2015. The Board also considered and approved for an additional one-year term through August 31, 2015, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“Research Affiliates”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2015; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates, on behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2015.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and Research Affiliates. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and Research Affiliates, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

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(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and Research Affiliates in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees, without management present, at the August 11-12, 2014 meeting. The independent Trustees also conducted a telephonic meeting with counsel to the Trust and the independent Trustees on August 5, 2014 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO Low Volatility RAFI®-PLUS suite, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	81

Approval of Investment Advisory Contract (Cont.)

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses counterparties that meet its stringent and monitored criteria. The Trustees also considered that PIMCO’s collateral management team utilizes the counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2013, including, but not limited to, constructing and moving into a new global headquarters in Newport Beach in May 2014; investing significant resources into developing its global portfolio management expertise; expanding PIMCO’s technology team and investing in technology, with a focus on projects that increase capacity and investment management stability; engaging in detailed preparation efforts for the potential consequences of an unanticipated financial crisis or global liquidity vacuum; focusing on global business continuity program management; investing in additional personnel with fund operations expertise, including additional accounting, financial reporting, pricing and tax resources; and continuing to develop the PIMCO Accounting Yield Application (or PAY), which provides yield and income reporting, and the rollout of the Pricing Portal, which is a web-based workflow application that will automate the daily pricing review process, improve communications among stakeholders and enhance the ability to identify pricing variance and provide feedback to pricing vendors.

Similarly, the Board considered the asset-allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund. The Board considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs; its

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oversight of matters that may involve conflicts of interest with the Trust; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under both Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services under that Agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Agreements continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2014 and other performance data, as available, for the period ended June 30, 2014 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2014 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 11-12, 2014 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods ended May 31, 2014. The Board noted that, as of May 31, 2014, the Institutional Class of 61%, 67% and 80% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e.,

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	83

Approval of Investment Advisory Contract (Cont.)

Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least five years of performance history, 93% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2014. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the supervisory and administrative fees for the PIMCO Emerging Markets Bond Fund effective October 1, 2014, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reductions in supervisory and administrative fees for PIMCO Emerging Markets Bond Fund effective October 1, 2014. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets

84	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

under management over time and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO standard separate account fee rates in 47 out of 60 comparisons. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds for various other reasons, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities per contract and diverse servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations than when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund fees, which is beneficial to the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	85

Approval of Investment Advisory Contract (Cont.)

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the previous year while 2014 net income is expected to decline due to the fee impact of outflows. Additionally, the Board noted that profit margins were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception, fee reductions or waivers, and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional

86	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been reduced for some Funds over time (including the proposed reductions for certain classes of PIMCO Emerging Markets Bond Fund to be effective October 1, 2014), had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified supervision and administrative fee.

The Trustees also considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted that the benefits of the unified fee were apparent during the 2008 financial crisis, as the total expense ratios of certain funds in other fund complexes that do not have a unified fee increased due to decreases in fund assets; moreover, these benefits may reemerge in the event a particular Fund’s assets decline in the future. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, including, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those described above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	87

Approval of Investment Advisory Contract (Cont.)

(Unaudited)

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

88	PIMCO COMMODITYREALRETURN STRATEGY FUND®

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4012SAR_093014

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2014

PIMCO Income Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report covering the six-month reporting period ended September 30, 2014, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

As previously announced on September 26, 2014, William “Bill” Gross, PIMCO’s Chief Investment Officer and co-founder, resigned from the firm. PIMCO subsequently elected Daniel Ivascyn to serve as Group Chief Investment Officer (“Group CIO”). In addition, PIMCO appointed Andrew Balls, CIO Global Fixed Income; Mark Kiesel, CIO Global Credit; Virginie Maisonneuve, CIO Global Equities; Scott Mather, CIO U.S. Core Strategies; and Mihir Worah, CIO Real Return and Asset Allocation. Outside of the reporting period on November 3, 2014, PIMCO announced that Marc Seidner will return to the firm effective November 12 in a new role as CIO Non-traditional Strategies and Head of Portfolio Management in the New York office. Under this leadership structure, Andrew and Mihir have additional managerial responsibility for PIMCO’s Portfolio Management group and trade floor activities globally. Andrew will oversee Portfolio Management in Europe and Asia-Pacific, and Mihir will oversee Portfolio Management in the U.S. Douglas Hodge, PIMCO’s Chief Executive Officer, and Jay Jacobs, President, will continue to serve as the firm’s senior executive leadership team, spearheading PIMCO’s business strategy, client service and the firm’s operations.

These appointments are a further evolution of the structure that PIMCO established earlier in 2014, reflecting our belief that the best approach for PIMCO’s clients and our firm is an investment leadership team of seasoned, highly skilled investors overseeing all areas of PIMCO’s investment activities.

During his 43 years at PIMCO, Mr. Gross made great contributions to building the firm and delivering value to PIMCO’s clients. Over this period PIMCO developed into a global asset manager, expanding beyond core fixed income, now encompassing nearly 2,500 employees across 13 offices, including over 250 portfolio managers. Mr. Gross was also responsible for starting PIMCO’s robust investment process, with a focus on long-term macroeconomic views and bottom-up security selection—a process that is well institutionalized and will continue into PIMCO’s future.

Financial market highlights of our six-month reporting period include:

■

Investors generally reacted positively to better clarity regarding central bank policy despite a period marked by ongoing geopolitical risks, namely tension between Ukraine and Russia, and the growing unrest in the Middle East. Investors reacted to these geopolitical events by either embracing risk assets (at times when concerns ebbed) or resorting to the perceived safety of high quality fixed income assets (at times of heightened concern). Geopolitical uncertainty continues to test the global economy and markets, impacting growth in Europe and contributing to increasing investor concern.

2	PIMCO INCOME FUND

■

The U.S. economy showed signs of improvement on steady employment growth and renewed business investment activity. At its September 2014 meeting, the Federal Reserve (“Fed”) reiterated its intent to keep the Federal Funds Rate near zero for a considerable time even after the completion of its quantitative easing program by the end of October 2014. The Fed noted that future increases in the Federal Funds Rate would be dependent on signs of continuing economic improvement in the U.S., including a decline in the unemployment rate. Outside of the reporting period on October 29, 2014 the Fed announced the conclusion of its asset purchase program. The yield on the benchmark ten-year U.S. Treasury note was 2.49% at the end of the reporting period, compared with 2.72% on March 31, 2014. U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 1.70%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.21% for the reporting period.

■

In Europe, slower economic growth and fears of deflation prompted a series of unprecedented actions by the European Central Bank (“ECB”). Mario Draghi, ECB President, lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a liquidity channel to help encourage bank lending, and announced plans for an asset purchase program.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.69%, as represented by the Barclays U.S. TIPS Index. Longer-dated U.S. real yields decreased slightly during the reporting period, while shorter-maturity yields increased. Inflation expectations declined marginally as headline inflation decelerated from the 2% level seen earlier in 2014 as food, energy, and transportation prices fell. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 11.76%.

■

Agency mortgage-backed securities (“MBS”) generally posted positive returns, but underperformed like-duration U.S. Treasuries due to supply pressure from larger levels of issuance and increasing concerns of MBS demand once the Fed ends its asset purchase program in October. Non-Agency MBS prices were mixed and higher quality bonds generally outperformed, amid broader macroeconomic volatility and signs the U.S. housing recovery had begun to slow.

■

The U.S. investment grade credit market, as measured by the Barclays U.S. Credit Index, returned 2.68%. U.S. credit spreads narrowed amid generally improving U.S. company fundamentals. The high yield market posted slightly positive returns as tighter valuations led to deteriorating demand for high yield corporate bonds, which precipitated a correction. Retail outflows for bank loans continued, but bank loans have benefited from consistent demand from collateralized loan obligations. Company fundamentals remained strong due to low default expectations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	3

Chairman’s Letter (Cont.)

■

Tax-exempt municipal bonds returned 4.12%, as represented by the Barclays Municipal Bond Index, and taxable municipal bonds, as represented by the Barclays Municipal Taxable Index, returned 5.51%. Municipal bonds posted positive returns and outperformed U.S. Treasuries, in which returns were driven by lower U.S. Treasury rates, limited supply, and mutual fund inflows. Net supply continued to contract, as new issuances did not keep pace with seasonally high levels of maturing bonds. High yield and long duration segments outperformed, driven by stronger liquidity following improved sentiment surrounding Detroit and Puerto Rico.

■

Emerging market (“EM”) external debt, as measured by the JPMorgan Emerging Markets Index (EMBI) Global, returned 3.69%. However, EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.87% amid U.S. dollar strength in September. The emerging markets have become increasingly differentiated, with sanctions on Russia from the West and a surge in violence in the Middle East weighing on markets, versus a stimulus program in China providing some support.

■

Equity markets posted positive returns in the U.S., but were flat or slightly negative in many other regions as economic data varied. U.S. growth became more resilient, but the Eurozone recovery faltered and growth decelerated in parts of Asia. U.S. equities returned 6.42%, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, returned 2.59%. EM equities, as measured by the MSCI Emerging Markets Index, returned 2.87%.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds November 12, 2014

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO INCOME FUND

Important Information About the PIMCO Income Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Fund.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of a Fund were to be negatively impacted by rising interest rates, the Fund could face increased redemptions by its shareholders, which could further reduce the value of the Fund.

The Fund may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, operational risk, short sale risk and convertible securities risk. A complete description of these and other risks is contained in the Fund’s prospectus. The use of derivatives may subject the Fund to greater volatility than investments in traditional securities. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	5

Important Information About the PIMCO Income Fund (Cont.)

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The Fund may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Fund’s performance and/or ability to achieve its investment objective. For example, certain transactions may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause the Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

The geographical classification of foreign securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents

6	PIMCO INCOME FUND

the total return performance average of funds that are tracked by Lipper that have the same Fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes.

The following table discloses the inception dates of the Fund and its share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO Income Fund	03/30/07	03/30/07	04/30/08	03/30/07	03/30/07	03/30/07	03/30/07	03/30/07

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C and Class R shares.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	7

PIMCO Income Fund

Cumulative Returns Through September 30, 2014

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	Fund Inception (03/30/07)
PIMCO Income Fund Institutional Class	4.06%	8.87%	12.77%	10.30%
PIMCO Income Fund Class P	4.02%	8.79%	12.67%	10.20%
PIMCO Income Fund Administrative Class	3.95%	8.66%	12.52%	10.04%
PIMCO Income Fund Class D	3.93%	8.61%	12.47%	9.99%
PIMCO Income Fund Class A	3.87%	8.49%	12.33%	9.84%
PIMCO Income Fund Class A (adjusted)	-0.05%	4.40%	11.48%	9.29%
PIMCO Income Fund Class C	3.57%	7.84%	11.61%	9.08%
PIMCO Income Fund Class C (adjusted)	2.57%	6.84%	11.61%	9.08%
PIMCO Income Fund Class R	3.77%	8.27%	12.09%	9.59%
Barclays U.S. Aggregate Index	2.21%	3.96%	4.12%	4.92%
Lipper Multi-Sector Income Funds Average	1.41%	5.59%	6.77%	5.67%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/2007.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.45% for Institutional Class shares, 0.55% for Class P shares, 0.70% for Administrative Class shares, 0.79% for Class D shares, 0.85% for Class A shares, 1.60% for Class C shares, and 1.10% for Class R shares.

8	PIMCO INCOME FUND

Institutional Class - PIMIX	Class P - PONPX	Administrative Class - PIINX	Class D - PONDX
Class A - PONAX	Class C - PONCX	Class R - PONRX

Allocation Breakdown†

Mortgage-Backed Securities	26.9%
Corporate Bonds & Notes	21.6%
Asset-Backed Securities	18.7%
Short-Term Instruments‡	11.7%
Bank Loan Obligations	8.9%
Sovereign Issues	6.6%
U.S. Government Agencies	5.1%
Other	0.5%

†	% of Investments, at value as of 09/30/14
‡	Includes Central Funds used for Cash Management Purposes

Portfolio Insights

»

The PIMCO Income Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	Exposure to Australian duration (or sensitivity to changes in market interest rates) benefited performance as intermediate Australian interest rates declined during the reporting period.
»	An underweight to the euro and the Japanese yen benefited performance as these currencies depreciated versus the U.S. dollar over the reporting period.

»	Exposure to Brazilian inflation-linked bonds benefited performance as real interest rates declined over the reporting period.

»

Exposure to non-Agency mortgage-backed securities (“MBS”) benefited performance due to spread tightening, positive carry (or incremental income), and security selection as prices on these securities generally rose over the reporting period.

»

An underweight exposure to U.S. duration, particularly at the long-end of the yield curve, detracted from performance relative to the Fund’s benchmark index as long-maturity interest rates declined during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	9

Expense Example

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2014 to September 30, 2014 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period *	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period *	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$1,040.60	$2.30	$1,000.00	$1,022.81	$2.28	0.45%
Class P	1,000.00	1,040.20	2.81	1,000.00	1,022.31	2.79	0.55
Administrative Class	1,000.00	1,039.50	3.58	1,000.00	1,021.56	3.55	0.70
Class D	1,000.00	1,039.30	4.04	1,000.00	1,021.11	4.00	0.79
Class A	1,000.00	1,038.70	4.34	1,000.00	1,020.81	4.31	0.85
Class C	1,000.00	1,035.70	8.17	1,000.00	1,017.05	8.09	1.60
Class R	1,000.00	1,037.70	5.62	1,000.00	1,019.55	5.57	1.10

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

10	PIMCO INCOME FUND

Benchmark Descriptions

Index	Description

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	11

Financial Highlights PIMCO Income Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Institutional Class
04/01/2014 - 09/30/2014+	$12.47	$0.29	$0.21	$0.50	$(0.33)	$0.00	$(0.33)
03/31/2014	12.54	0.56	0.06	0.62	(0.67)	(0.02)	(0.69)
03/31/2013	11.26	0.60	1.51	2.11	(0.76)	(0.07)	(0.83)
03/31/2012	11.32	0.76	0.07	0.83	(0.80)	(0.09)	(0.89)
03/31/2011	10.21	0.79	1.09	1.88	(0.69)	(0.08)	(0.77)
03/31/2010	8.54	0.67	1.71	2.38	(0.71)	0.00	(0.71)
Class P
04/01/2014 - 09/30/2014+	12.47	0.28	0.22	0.50	(0.33)	0.00	(0.33)
03/31/2014	12.54	0.54	0.07	0.61	(0.66)	(0.02)	(0.68)
03/31/2013	11.26	0.58	1.52	2.10	(0.75)	(0.07)	(0.82)
03/31/2012	11.32	0.74	0.08	0.82	(0.79)	(0.09)	(0.88)
03/31/2011	10.21	0.77	1.10	1.87	(0.68)	(0.08)	(0.76)
03/31/2010	8.54	0.66	1.71	2.37	(0.70)	0.00	(0.70)
Administrative Class
04/01/2014 - 09/30/2014+	12.47	0.27	0.22	0.49	(0.32)	0.00	(0.32)
03/31/2014	12.54	0.53	0.06	0.59	(0.64)	(0.02)	(0.66)
03/31/2013	11.26	0.54	1.54	2.08	(0.73)	(0.07)	(0.80)
03/31/2012	11.32	0.74	0.06	0.80	(0.77)	(0.09)	(0.86)
03/31/2011	10.21	0.73	1.12	1.85	(0.66)	(0.08)	(0.74)
03/31/2010	8.54	0.64	1.72	2.36	(0.69)	0.00	(0.69)
Class D
04/01/2014 - 09/30/2014+	12.47	0.27	0.22	0.49	(0.32)	0.00	(0.32)
03/31/2014	12.54	0.51	0.08	0.59	(0.64)	(0.02)	(0.66)
03/31/2013	11.26	0.56	1.52	2.08	(0.73)	(0.07)	(0.80)
03/31/2012	11.32	0.73	0.07	0.80	(0.77)	(0.09)	(0.86)
03/31/2011	10.21	0.76	1.09	1.85	(0.66)	(0.08)	(0.74)
03/31/2010	8.54	0.64	1.71	2.35	(0.68)	0.00	(0.68)

Please see footnotes on page 14.

12	PIMCO INCOME FUND	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate*

$12.64	4.06%	$15,629,734	0.45	%*	0.45	%*	0.45	%*	0.45	%*	4.53	%*	124%
12.47	5.08	14,860,145	0.45		0.45		0.45		0.45		4.49		251
12.54	19.27	12,784,174	0.47		0.48		0.44		0.45		4.95		226
11.26	7.71	4,840,829	0.56		0.61		0.40		0.45		6.82		311
11.32	18.91	3,383,093	0.51		0.56		0.40		0.45		7.08		181
10.21	28.71	418,593	0.45		0.50		0.40		0.45		7.04		188

12.64	4.02	6,750,830	0.55	*	0.55	*	0.55	*	0.55	*	4.44	*	124
12.47	5.00	4,296,314	0.55		0.55		0.55		0.55		4.40		251
12.54	19.17	2,506,400	0.57		0.58		0.54		0.55		4.76		226
11.26	7.62	453,077	0.66		0.71		0.50		0.55		6.66		311
11.32	18.81	62,296	0.61		0.66		0.50		0.55		6.96		181
10.21	28.59	4,385	0.55		0.60		0.50		0.55		6.67		188

12.64	3.95	209,476	0.70	*	0.70	*	0.70	*	0.70	*	4.28	*	124
12.47	4.87	141,218	0.70		0.70		0.70		0.70		4.32		251
12.54	19.02	26,705	0.72		0.73		0.69		0.70		4.45		226
11.26	7.47	1,780	0.81		0.86		0.65		0.70		6.58		311
11.32	18.64	588	0.76		0.81		0.65		0.70		6.66		181
10.21	28.37	256	0.70		0.75		0.65		0.70		6.45		188

12.64	3.93	6,627,019	0.79	*	0.79	*	0.79	*	0.79	*	4.20	*	124
12.47	4.83	5,275,821	0.77	(b)	0.77	(b)	0.77	(b)	0.77	(b)	4.16		251
12.54	18.97	4,489,774	0.77		0.78		0.74		0.75		4.58		226
11.26	7.43	1,044,204	0.86		0.91		0.70		0.75		6.50		311
11.32	18.59	497,208	0.81		0.86		0.70		0.75		6.80		181
10.21	28.31	16,845	0.75		0.80		0.70		0.75		6.61		188

Please see footnotes on page 14.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	13

Financial Highlights PIMCO Income Fund (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Class A
04/01/2014 - 09/30/2014+	$12.47	$0.26	$0.22	$0.48	$(0.31)	$0.00	$(0.31)
03/31/2014	12.54	0.51	0.06	0.57	(0.62)	(0.02)	(0.64)
03/31/2013	11.26	0.54	1.52	2.06	(0.71)	(0.07)	(0.78)
03/31/2012	11.32	0.71	0.07	0.78	(0.75)	(0.09)	(0.84)
03/31/2011	10.21	0.73	1.10	1.83	(0.64)	(0.08)	(0.72)
03/31/2010	8.54	0.63	1.71	2.34	(0.67)	0.00	(0.67)
Class C
04/01/2014 - 09/30/2014+	12.47	0.21	0.23	0.44	(0.27)	0.00	(0.27)
03/31/2014	12.54	0.42	0.08	0.50	(0.55)	(0.02)	(0.57)
03/31/2013	11.26	0.45	1.54	1.99	(0.64)	(0.07)	(0.71)
03/31/2012	11.32	0.63	0.08	0.71	(0.68)	(0.09)	(0.77)
03/31/2011	10.21	0.64	1.12	1.76	(0.57)	(0.08)	(0.65)
03/31/2010	8.54	0.55	1.71	2.26	(0.59)	0.00	(0.59)
Class R
04/01/2014 - 09/30/2014+	12.47	0.25	0.22	0.47	(0.30)	0.00	(0.30)
03/31/2014	12.54	0.48	0.07	0.55	(0.60)	(0.02)	(0.62)
03/31/2013	11.26	0.51	1.53	2.04	(0.69)	(0.07)	(0.76)
03/31/2012	11.32	0.68	0.08	0.76	(0.73)	(0.09)	(0.82)
03/31/2011	10.21	0.70	1.11	1.81	(0.62)	(0.08)	(0.70)
03/31/2010	8.54	0.60	1.71	2.31	(0.64)	0.00	(0.64)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2013, the Class’s supervisory and administrative fee was increased by 0.04% to an annual rate of 0.29%.
(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.

14	PIMCO INCOME FUND	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate*

$12.64	3.87%	$4,916,866	0.85	%*	0.85	%*	0.85	%*	0.85	%*	4.13	%*	124%
12.47	4.70	4,659,829	0.85		0.85		0.85		0.85		4.11		251
12.54	18.83	4,016,302	0.87		0.88		0.84		0.85		4.47		226
11.26	7.29	918,965	0.96	(c)	1.01	(c)	0.80	(c)	0.85	(c)	6.36		311
11.32	18.44	357,176	0.96		1.01		0.85		0.90		6.58		181
10.21	28.12	38,300	0.90		0.95		0.85		0.90		6.51		188

12.64	3.57	4,477,782	1.60	*	1.60	*	1.60	*	1.60	*	3.38	*	124
12.47	4.08	3,754,059	1.60		1.60		1.60		1.60		3.36		251
12.54	18.10	2,712,135	1.62		1.63		1.59		1.60		3.71		226
11.26	6.58	603,788	1.71	(c)	1.76	(c)	1.55	(c)	1.60	(c)	5.61		311
11.32	17.64	184,154	1.71		1.76		1.60		1.65		5.81		181
10.21	27.13	36,633	1.65		1.70		1.60		1.65		5.61		188

12.64	3.77	79,928	1.10	*	1.10	*	1.10	*	1.10	*	3.89	*	124
12.47	4.49	64,662	1.10		1.10		1.10		1.10		3.90		251
12.54	18.58	35,624	1.12		1.13		1.09		1.10		4.20		226
11.26	7.05	4,225	1.21	(c)	1.26	(c)	1.05	(c)	1.10	(c)	6.11		311
11.32	18.17	754	1.21		1.26		1.10		1.15		6.31		181
10.21	27.78	67	1.15		1.20		1.10		1.15		6.22		188

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	15

Statement of Assets and Liabilities PIMCO Income Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities	$35,359,512
Investments in Affiliates	3,887,124
Financial Derivative Instruments
Exchange-traded or centrally cleared	31,254
Over the counter	555,576
Cash	40,111
Deposits with counterparty	6,329
Foreign currency, at value	76,789
Receivable for investments sold	3,421,039
Receivable for Fund shares sold	188,549
Interest and dividends receivable	238,997
Dividends receivable from Affiliates	906
Other assets	10
43,806,196
Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$75,430
Payable for short sales	922,072
Financial Derivative Instruments
Exchange-traded or centrally cleared	8,067
Over the counter	463,199
Payable for investments purchased	3,042,836
Payable for investments in Affiliates purchased	906
Deposits from counterparty	285,842
Payable for Fund shares redeemed	278,719
Dividends payable	15,748
Accrued investment advisory fees	7,653
Accrued supervisory and administrative fees	8,236
Accrued distribution fees	3,989
Accrued servicing fees	1,862
Other liabilities	2
5,114,561
Net Assets	$38,691,635
Net Assets Consist of:
Paid in capital	$36,789,296
(Overdistributed) net investment income	(417,784)
Accumulated undistributed net realized gain	111,300
Net unrealized appreciation	2,208,823
$38,691,635
Cost of Investments in Securities	$33,955,499
Cost of Investments in Affiliates	$3,887,218
Cost of Foreign Currency Held	$77,180
Proceeds Received on Short Sales	$920,131
Cost or Premiums of Financial Derivative Instruments, net	$(654,297)

16	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2014 (Unaudited)

Net Assets:
Institutional Class	$15,629,734
Class P	6,750,830
Administrative Class	209,476
Class D	6,627,019
Class A	4,916,866
Class C	4,477,782
Class R	79,928
Shares Issued and Outstanding:
Institutional Class	1,236,225
Class P	533,951
Administrative Class	16,568
Class D	524,158
Class A	388,895
Class C	354,164
Class R	6,322
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$12.64
Class P	12.64
Administrative Class	12.64
Class D	12.64
Class A	12.64
Class C	12.64
Class R	12.64

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	17

Statement of Operations PIMCO Income Fund

Six Months Ended September 30, 2014 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$905,204
Dividends	717
Dividends from Investments in Affiliates	3,698
Miscellaneous income	34
Total Income	909,653

Expenses:
Investment advisory fees	45,584
Supervisory and administrative fees	48,652
Distribution and/or servicing fees - Administrative Class	189
Distribution and/or servicing fees - Class D	7,523
Distribution fees - Class C	15,430
Distribution fees - Class R	91
Servicing fees - Class A	6,114
Servicing fees - Class C	5,143
Servicing fees - Class R	91
Interest expense	61
Trustee fees	20
Total Expenses	128,898

Net Investment Income	780,755

Net Realized Gain (Loss):
Investments in securities	77,497
Investments in Affiliates	13
Exchange-traded or centrally cleared financial derivative instruments	22,169
Over the counter financial derivative instruments	20,714
Foreign currency	(893)
Net Realized Gain	119,500

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(170,878)
Investments in Affiliates	(97)
Exchange-traded or centrally cleared financial derivative instruments	83,414
Over the counter financial derivative instruments	574,490
Foreign currency assets and liabilities	(4,183)
Net Change in Unrealized Appreciation	482,746
Net Gain	602,246

Net Increase in Net Assets Resulting from Operations	$1,383,001

* Foreign tax withholdings	$2

18	PIMCO INCOME FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Income Fund

(Amounts in thousands)	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase in Net Assets from:

Operations:
Net investment income	$780,755	$1,236,624
Net realized gain	119,500	60,234
Net change in unrealized appreciation	482,746	61,357
Net increase resulting from operations	1,383,001	1,358,215

Distributions to Shareholders:
From net investment income
Institutional Class	(416,715)	(723,592)
Class P	(138,241)	(157,584)
Administrative Class	(3,827)	(7,074)
Class D	(150,823)	(239,937)
Class A	(119,684)	(232,984)
Class C	(88,450)	(145,831)
Class R	(1,714)	(2,334)
From net realized capital gains
Institutional Class	0	(19,452)
Class P	0	(4,238)
Administrative Class	0	(200)
Class D	0	(6,741)
Class A	0	(6,891)
Class C	0	(4,869)
Class R	0	(75)

Total Distributions	(919,454)	(1,551,802)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	5,176,040	6,674,521

Total Increase in Net Assets	5,639,587	6,480,934

Net Assets:
Beginning of period	33,052,048	26,571,114
End of period*	$38,691,635	$33,052,048

* Including (overdistributed) net investment income of:	$(417,784)	$(279,085)

**	See Note 12 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	19

Schedule of Investments PIMCO Income Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.4%

BANK LOAN OBLIGATIONS 9.0%
Air Medical Group Holdings, Inc.
5.000% due 06/30/2018		$11,073	$11,107
Albertson’s Holdings LLC
4.000% due 08/25/2019		35,081	34,862
4.500% due 08/25/2021		76,830	76,534
Albertson’s LLC
4.750% due 03/21/2019		3,530	3,523
Alliance Boots Holdings Ltd.
3.482% due 07/09/2015	GBP	28,390	46,025
3.982% due 07/10/2017		4,400	7,139
3.982% due 07/31/2017		98,400	159,721
Allison Transmission, Inc.
3.750% due 08/23/2019		$12,252	12,148
Amaya Holdings B.V.
5.000% due 08/01/2021		29,200	28,871
Ardagh Holdings USA, Inc.
4.000% due 12/17/2019		1,528	1,507
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		3,105	3,113
Axalta Coating Systems U.S. Holdings, Inc.
3.750% due 02/01/2020		5,192	5,093
Biomet, Inc.
3.655% due 07/25/2017		18,706	18,610
BMC Software Finance, Inc.
5.000% due 09/10/2020		22,422	22,096
Burger King Corp.
TBD% due 09/04/2015		40,400	40,206
Burger King World Wide, Inc.
TBD% due 09/24/2021		50,088	49,768
Charter Communications Operating LLC
4.250% due 09/12/2021		36,378	36,313
Chrysler Group LLC
3.250% due 12/31/2018		17,085	16,850
Clear Channel Communications, Inc.
3.804% due 01/29/2016		35,089	34,833
6.904% due 01/30/2019		121,678	116,393
Commercial Barge Line Co.
7.500% due 09/20/2019		1,094	1,100
Community Health Systems, Inc.
2.734% - 2.735% due 01/22/2019		15,467	15,299
4.250% due 01/27/2021		5,428	5,419
CPG International, Inc.
4.750% due 09/30/2020		6,414	6,398
Crosby U.S. Acquisition Corp.
3.750% due 11/18/2020		11,741	11,271
CSC Holdings, Inc.
2.654% due 04/17/2020		23,243	22,568

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Davita Healthcare Partners, Inc.
3.500% due 06/24/2021	$25,805	$25,557
Dell, Inc.
3.750% due 10/29/2018	68,669	67,923
Delos Finance SARL
3.500% due 03/06/2021	18,400	18,230
Delta 2 (LUX) SARL
TBD% due 07/31/2021	18,200	17,973
Dynegy Holdings, Inc.
TBD% due 09/15/2015	107,945	107,160
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	1,058,376	1,055,069
Envision Healthcare Corp.
4.000% due 05/25/2018	5,591	5,546
Expro Finservice SARL
TBD% due 09/02/2021	13,100	13,067
FMG Resources Pty. Ltd.
3.750% due 06/30/2019	31,217	30,618
Gardner Denver, Inc.
4.250% due 07/30/2020	2,112	2,074
Grifols Worldwide Operations USA, Inc.
3.154% due 02/27/2021	32,486	31,963
H.J. Heinz Co.
3.250% due 06/07/2019	79,000	78,004
3.500% due 06/05/2020	126,728	125,398
HCA, Inc.
2.654% due 05/02/2016	9,900	9,869
2.983% due 05/01/2018	10,673	10,565
HD Supply, Inc.
4.000% due 06/28/2018	16,632	16,488
Hertz Corp.
3.000% due 03/11/2018	5,307	5,161
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	159,278	157,059
Hologic, Inc.
3.250% due 08/01/2019	5,960	5,904
Iasis Healthcare LLC
4.500% due 05/03/2018	7,919	7,905
Ikaria, Inc.
5.000% due 02/12/2021	3,577	3,572
Indiana Toll Road Concession Co. LLC
1.572% - 1.581% due 06/26/2015	396,695	299,009
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019	67,125	66,188
La Quinta Intermediate Holdings LLC
4.000% due 04/14/2021	13,522	13,363
Mallinckrodt International Finance S.A.
3.500% due 03/19/2021	24,530	24,201

20	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MGM Resorts International
2.904% due 12/20/2017		$97,366	$96,727
3.500% due 12/20/2019		12,281	12,089
NGPL PipeCo LLC
6.750% due 09/15/2017		6,170	6,159
Novelis, Inc.
3.750% due 03/10/2017		2,888	2,865
NRG Energy, Inc.
2.750% due 07/02/2018		13,790	13,558
Numericable U.S. LLC
4.500% due 05/21/2020		48,468	48,134
OGX
TBD% - 8.000% due 04/11/2015		6,516	5,409
PRA Holdings, Inc.
4.500% due 09/23/2020		4,950	4,917
Quintiles Transnational Corp.
3.750% due 06/08/2018		11,363	11,221
Reynolds Group Holdings, Inc.
4.000% due 12/01/2018		9,826	9,736
Rise Ltd.
4.750% due 01/31/2021 (h)		4,529	4,596
Sabine Oil & Gas LLC
8.750% due 12/31/2018		10,000	10,000
Seadrill Partners Finco LLC
4.000% due 02/21/2021		16,844	16,050
Spectrum Brands, Inc.
5.030% - 6.000% due 12/17/2019	CAD	8,786	7,835
Station Casinos LLC
4.250% due 03/02/2020		$23,874	23,533
Stockbridge SBE Holdings LLC
13.000% due 05/02/2017		7,300	7,921
Sun Products Corp.
5.500% due 03/23/2020		8,128	7,695
Texas Competitive Electric Holdings Co. LLC
TBD% due 05/05/2016		11,908	11,930
Univision Communications, Inc.
4.000% due 03/01/2020		141,191	138,705
Valeant Pharmaceuticals International, Inc.
3.750% due 02/13/2019		8,528	8,448
3.750% due 12/11/2019		2,132	2,111
Weight Watchers International, Inc.
4.000% due 04/02/2020		39,400	30,387
Wilsonart LLC
4.000% due 10/31/2019		20,271	19,916
WMG Acquisition Corp.
3.750% due 07/01/2020		17,424	16,847

Total Bank Loan Obligations (Cost $3,524,394)			3,501,422

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 22.0%

BANKING & FINANCE 10.5%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		$10,000	$10,463
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		5,600	5,474
AGFC Capital Trust
6.000% due 01/15/2067		70,600	58,068
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		13,000	13,671
Ally Financial, Inc.
2.434% due 12/01/2014		500	501
2.750% due 01/30/2017		27,200	26,724
2.914% due 07/18/2016		4,150	4,189
3.125% due 01/15/2016		3,600	3,618
3.250% due 09/29/2017		15,500	15,432
3.500% due 07/18/2016		50,600	51,296
4.625% due 06/26/2015		45,450	46,195
4.750% due 09/10/2018		28,385	29,166
5.500% due 02/15/2017		104,500	108,941
6.250% due 12/01/2017		31,800	34,185
6.750% due 12/01/2014		17,000	17,135
8.000% due 03/15/2020		5,000	5,838
8.300% due 02/12/2015		22,020	22,515
American International Group, Inc.
8.625% due 05/22/2068	GBP	500	952
AyT Cedulas Cajas Fondo de Titulizacion de Activos
3.750% due 06/30/2025	EUR	8,700	12,181
4.750% due 12/04/2018		3,000	4,411
AyT Cedulas Cajas Global
4.250% due 10/25/2023		7,500	11,168
4.750% due 05/25/2027		51,200	77,999
Banco do Brasil S.A.
3.875% due 10/10/2022		$12,700	11,811
4.500% due 01/20/2016	EUR	6,000	7,872
Banco Espirito Santo S.A.
3.875% due 01/21/2015		1,100	1,326
4.000% due 01/21/2019		6,600	7,544
5.000% due 04/04/2019		6,659	8,099
5.000% due 04/23/2019		7,529	8,986
5.000% due 05/14/2019		5,305	6,420
5.000% due 05/21/2019		18,536	22,662
5.000% due 05/23/2019		4,586	5,535
5.875% due 11/09/2015		15,100	18,954
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$14,500	15,044
4.500% due 04/06/2015		4,500	4,562
Banco Votorantim S.A.
5.250% due 02/11/2016		20,000	20,800
Bank of America Corp.
0.694% due 01/15/2015		4,000	4,003
3.929% due 10/21/2025	MXN	118,000	9,447

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	21

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 12/12/2014	GBP	8,255	$13,511
6.400% due 08/28/2017		$2,800	3,152
7.750% due 04/30/2018	GBP	3,300	6,299
Barclays Bank PLC
7.750% due 04/10/2023		$1,900	2,059
14.000% due 06/15/2019 (g)	GBP	4,000	8,394
BBVA Bancomer S.A.
4.500% due 03/10/2016		$5,000	5,238
BioMed Realty LP
6.125% due 04/15/2020		2,000	2,296
Blackstone CQP Holdco LP
9.296% due 03/18/2019		230,755	230,806
BNP Paribas S.A.
7.195% due 06/25/2037 (g)		2,025	2,359
Caisse Centrale du Credit Immobilier de France S.A.
3.750% due 01/22/2015	EUR	17,185	21,926
Caixa Economica Federal
4.250% due 05/13/2019		$18,680	18,633
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		20,442	21,873
Cantor Fitzgerald LP
6.375% due 06/26/2015		11,500	11,859
7.875% due 10/15/2019		10,906	11,958
Cedulas Fondo de Titulizacion de Activos
0.264% due 04/08/2016	EUR	5,000	6,279
4.250% due 03/28/2027		23,300	34,336
4.250% due 04/10/2031		130,400	188,952
CIT Group, Inc.
4.250% due 08/15/2017		$89,480	90,598
4.750% due 02/15/2015		24,890	25,186
5.000% due 05/15/2017		50,480	51,868
5.250% due 03/15/2018		7,100	7,331
6.625% due 04/01/2018		3,300	3,552
Citigroup, Inc.
4.587% due 12/15/2015		5,000	5,224
6.000% due 08/15/2017		500	560
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	6,598	11,458
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		$3,000	3,153
Corp. Andina de Fomento
3.950% due 10/15/2021 (f)	MXN	51,683	3,843
Credit Agricole S.A.
6.625% due 09/23/2019 (g)		$13,000	12,419
Deutsche Annington Finance BV
3.200% due 10/02/2017		7,800	7,996
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		6,347	6,754
Eksportfinans ASA
0.720% due 07/28/2016	JPY	200,000	1,774
0.890% due 06/16/2015		100,000	906

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 09/15/2015		$27,224	$27,258
2.375% due 05/25/2016		24,350	24,440
3.000% due 11/17/2014		26,350	26,446
5.500% due 05/25/2016		4,400	4,649
5.500% due 06/26/2017		1,200	1,298
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		25,150	25,370
8.700% due 10/01/2014		4,517	4,517
12.000% due 05/15/2015		12,000	12,852
General Motors Financial Co., Inc.
2.625% due 07/10/2017		32,100	32,269
2.750% due 05/15/2016		22,794	23,008
3.000% due 09/25/2017		40,000	40,450
3.250% due 05/15/2018		7,954	8,053
GMAC International Finance BV
7.500% due 04/21/2015	EUR	6,050	7,904
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		$4,000	4,673
HBOS PLC
5.374% due 06/30/2021	EUR	20,800	29,358
6.750% due 05/21/2018		$29,500	33,429
Hospitality Properties Trust
5.000% due 08/15/2022		11,895	12,543
6.300% due 06/15/2016		10,000	10,572
6.700% due 01/15/2018		12,000	13,402
HSBC Finance Corp.
6.676% due 01/15/2021		10,000	11,740
HSBC Holdings PLC
6.375% due 09/17/2024 (g)		38,000	38,000
International Lease Finance Corp.
4.875% due 04/01/2015		9,000	9,152
5.750% due 05/15/2016		16,600	17,378
6.750% due 09/01/2016		8,600	9,310
7.125% due 09/01/2018		36,600	41,266
8.625% due 09/15/2015		22,100	23,401
8.750% due 03/15/2017		3,600	4,023
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		50,000	49,000
5.500% due 08/06/2022		83,000	82,377
Jefferies Finance LLC
6.875% due 04/15/2022		3,900	3,861
7.375% due 04/01/2020		4,700	4,829
Jefferies Group LLC
5.125% due 04/13/2018		6,500	7,092
6.500% due 01/20/2043		42,700	47,343
JPMorgan Chase & Co.
5.000% due 07/01/2019 (g)		57,800	56,564
6.100% due 10/01/2024 (g)		20,200	20,058
Kilroy Realty LP
4.800% due 07/15/2018		11,000	11,890
5.000% due 11/03/2015		22,000	22,956
LBG Capital PLC
7.588% due 05/12/2020	GBP	12,734	22,017

22	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.625% due 12/09/2019	GBP	2,000	$3,398
7.625% due 10/14/2020	EUR	500	689
7.867% due 12/17/2019	GBP	2,000	3,447
7.869% due 08/25/2020		10,300	17,833
7.975% due 09/15/2024		1,700	2,942
9.000% due 12/15/2019		449	773
9.125% due 07/15/2020		651	1,129
9.875% due 02/10/2023		100	176
15.000% due 12/21/2019	EUR	750	1,425
15.000% due 12/21/2019	GBP	9,300	21,409
Navient LLC
3.875% due 09/10/2015		$1,000	1,012
5.000% due 04/15/2015		6,454	6,567
5.000% due 12/15/2015 (h)	HKD	1,000	132
5.050% due 11/14/2014		$700	702
5.500% due 01/15/2019		8,800	8,998
6.000% due 01/25/2017		4,400	4,615
6.250% due 01/25/2016		25,100	26,117
8.000% due 03/25/2020		6,070	6,821
8.450% due 06/15/2018		12,450	14,037
8.780% due 09/15/2016	MXN	9,100	687
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018		$872	927
Piper Jaffray Cos.
4.733% due 11/30/2015		15,000	15,115
Pitch1
5.125% due 07/20/2022	EUR	2,400	3,815
Prologis LP
4.000% due 01/15/2018		$6,000	6,353
ProLogis LP
6.625% due 12/01/2019		5,000	5,921
Provident Funding Associates LP
10.125% due 02/15/2019		2,650	2,849
Prudential Covered Trust
2.997% due 09/30/2015		28,125	28,717
Qatari Diar Finance Co.
5.000% due 07/21/2020		10,000	11,138
Rabobank Group
6.875% due 03/19/2020	EUR	44,150	66,428
RCI Banque S.A.
4.600% due 04/12/2016		$4,430	4,654
Regions Financial Corp.
7.750% due 11/10/2014		9,750	9,820
Rio Oil Finance Trust
6.250% due 07/06/2024		8,200	8,472
Royal Bank of Scotland NV
0.932% due 03/09/2015		7,600	7,591
Royal Bank of Scotland PLC
0.934% due 04/11/2016		7,500	7,530
6.934% due 04/09/2018	EUR	300	436
9.500% due 03/16/2022		$2,400	2,741
10.500% due 03/16/2022	EUR	1,100	1,657
13.125% due 03/19/2022	AUD	2,692	2,780

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		$41,500	$40,774
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	44,000	52,568
4.950% due 02/07/2017		$88,800	89,568
5.180% due 06/28/2019		36,700	36,195
5.400% due 03/24/2017		4,500	4,570
5.717% due 06/16/2021		94,700	92,984
6.125% due 02/07/2022		248,285	249,526
SL Green Realty Corp.
4.500% due 12/01/2022		31,500	31,710
7.750% due 03/15/2020		21,995	26,187
SLM Student Loan Trust
0.634% due 12/15/2033	EUR	2,046	2,525
Springleaf Finance Corp.
5.400% due 12/01/2015		$28,940	29,663
5.750% due 09/15/2016		1,000	1,040
6.000% due 06/01/2020		6,860	6,997
6.500% due 09/15/2017		5,372	5,667
6.900% due 12/15/2017 (i)		321,034	341,901
8.250% due 10/01/2023		900	1,017
Standard Chartered PLC
3.200% due 05/12/2016		7,500	7,767
3.850% due 04/27/2015		8,150	8,308
5.500% due 11/18/2014		490	494
Stone Street Trust
5.902% due 12/15/2015		15,000	15,899
Toll Road Investors Partnership LP
0.000% due 02/15/2045		174,231	35,282
Trafford Centre Finance Ltd.
0.848% due 07/28/2038	GBP	7,850	11,654
UBS AG
4.750% due 05/22/2023		$2,700	2,707
7.625% due 08/17/2022		14,250	16,584
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	21,900	36,791
6.000% due 04/15/2021		20,300	34,095
Vnesheconombank Via VEB Finance PLC
3.035% due 02/21/2018	EUR	11,300	13,560
5.375% due 02/13/2017		$26,100	26,231
5.450% due 11/22/2017		27,600	27,531
5.942% due 11/21/2023		2,600	2,444
6.025% due 07/05/2022		53,100	50,777
6.902% due 07/09/2020		82,480	83,718
Western Union Co.
2.375% due 12/10/2015		3,100	3,150
Weyerhaeuser Co.
7.950% due 03/15/2025		300	378

			4,060,602

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	23

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 7.5%
ADT Corp.
4.125% due 06/15/2023		$1,900	$1,696
6.250% due 10/15/2021		7,906	8,202
Aeropuertos Dominicanos Siglo S.A.
9.750% due 11/13/2019		42,244	41,188
Aguila S.A.
7.875% due 01/31/2018		500	510
Air Canada Pass-Through Trust
4.125% due 11/15/2026		1,562	1,579
5.375% due 11/15/2022		1,346	1,380
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		400	419
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		20,225	20,832
Alliance Data Systems Corp.
5.250% due 12/01/2017		11,700	11,905
5.375% due 08/01/2022		11,000	10,697
Altice S.A.
7.250% due 05/15/2022	EUR	13,700	17,974
American Airlines Pass-Through Trust
5.250% due 07/31/2022		$1,918	2,073
Ardagh Packaging Finance PLC
3.234% due 12/15/2019		66,900	64,977
4.250% due 01/15/2022	EUR	6,600	8,132
Armored Autogroup, Inc.
9.250% due 11/01/2018		$900	927
Aviation Capital Group Corp.
3.875% due 09/27/2016		19,957	20,535
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		664	678
Berau Coal Energy Tbk PT
7.250% due 03/13/2017		32,600	21,679
Building Materials Corp. of America
7.500% due 03/15/2020		1,000	1,050
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 (i)		147,224	113,362
9.000% due 02/15/2020		110,415	85,848
California Resources Corp.
5.000% due 01/15/2020 (c)		44,593	45,373
5.500% due 09/15/2021 (c)		44,593	45,318
Capella Healthcare, Inc.
9.250% due 07/01/2017		3,050	3,180
CBS Outdoor Americas Capital LLC
5.875% due 03/15/2025 (c)		7,100	7,153
Cemex S.A.B. de C.V.
4.984% due 10/15/2018		9,600	10,200
5.233% due 09/30/2015		13,000	13,363
7.250% due 01/15/2021		9,600	10,176
Centex Corp.
6.500% due 05/01/2016		8,500	9,116

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chesapeake Energy Corp.
3.484% due 04/15/2019		$17,285	$17,328
Chrysler Group LLC
8.000% due 06/15/2019		15,400	16,420
8.250% due 06/15/2021		2,000	2,190
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		17,400	17,878
CNPC General Capital Ltd.
1.133% due 05/14/2017		9,800	9,829
1.450% due 04/16/2016		3,220	3,222
CNPC HK Overseas Capital Ltd.
3.125% due 04/28/2016		11,590	11,891
CONSOL Energy, Inc.
8.250% due 04/01/2020		9,210	9,705
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,360	1,391
5.500% due 04/29/2022		1,427	1,505
7.250% due 05/10/2021		7,206	8,449
7.707% due 10/02/2022		4,377	4,929
7.875% due 01/02/2020		2,080	2,208
CVS Pass-Through Trust
4.163% due 08/10/2036		7,383	7,536
5.773% due 01/10/2033		6,355	7,200
7.507% due 01/10/2032		4,498	5,734
D.R. Horton, Inc.
5.625% due 01/15/2016		12,500	13,094
6.500% due 04/15/2016		14,000	15,050
Delta Air Lines Pass-Through Trust
4.750% due 11/07/2021		1,166	1,262
6.200% due 01/02/2020		5,714	6,334
7.750% due 06/17/2021		11,038	12,915
Deluxe Corp.
5.125% due 10/01/2014		5,000	5,000
DISH DBS Corp.
6.625% due 10/01/2014		8,900	8,900
7.125% due 02/01/2016		13,875	14,742
7.750% due 05/31/2015		11,436	11,851
Ecopetrol S.A.
7.625% due 07/23/2019		6,225	7,421
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	13,118	22,861
6.875% due 02/15/2021		5,000	8,714
6.875% due 05/09/2025		15,750	27,065
FBG Finance Pty. Ltd.
5.125% due 06/15/2015		$2,000	2,062
Greene King Finance PLC
5.702% due 12/15/2034	GBP	427	675
HCA, Inc.
3.750% due 03/15/2019		$39,602	38,810
4.750% due 05/01/2023		32,500	31,850
5.875% due 03/15/2022		2,900	3,056
6.375% due 01/15/2015		7,269	7,351

24	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 02/15/2016		$2,800	$2,930
6.500% due 02/15/2020		46,500	50,859
7.190% due 11/15/2015		900	945
9.000% due 12/15/2014		400	405
HeidelbergCement Finance Luxembourg S.A.
7.500% due 10/31/2014	EUR	2,000	2,541
Hellenic Railways Organization S.A.
4.028% due 03/17/2017		66,300	82,843
Hema Bondco BV
5.334% due 06/15/2019		5,500	6,426
6.250% due 06/15/2019		3,100	3,641
8.500% due 12/15/2019		4,500	5,056
iHeartCommunications, Inc.
9.000% due 03/01/2021		$48,177	48,117
9.000% due 09/15/2022		156,600	155,817
10.000% due 01/15/2018		7,300	6,145
Ineos Finance PLC
7.250% due 02/15/2019	EUR	53,300	69,593
7.500% due 05/01/2020		$4,400	4,702
8.375% due 02/15/2019		58,900	63,244
Jaguar Holding Co.
9.500% due 12/01/2019		500	538
Jaguar Land Rover Automotive PLC
8.125% due 05/15/2021		1,000	1,099
Laredo Petroleum, Inc.
9.500% due 02/15/2019		400	427
Lukoil International Finance BV
7.250% due 11/05/2019		200	213
MGM Resorts International
6.625% due 07/15/2015		8,141	8,385
6.875% due 04/01/2016		1,400	1,486
7.500% due 06/01/2016		8,700	9,309
Mongolian Mining Corp.
8.875% due 03/29/2017		3,625	2,284
Nara Cable Funding Ltd.
8.500% due 03/01/2020	EUR	18,600	27,782
Novasep Holding S.A.S.
8.000% due 12/15/2016		$389	384
Numericable Group S.A.
4.875% due 05/15/2019		123,693	122,611
5.375% due 05/15/2022	EUR	11,900	15,569
5.625% due 05/15/2024		4,900	6,407
6.000% due 05/15/2022		$10,600	10,693
6.250% due 05/15/2024		43,634	43,579
NXP BV
3.500% due 09/15/2016		11,000	11,055
OGX Austria GmbH
8.375% due 04/01/2022 ^		39,820	1,513
8.500% due 06/01/2018 ^		136,860	6,159
Perstorp Holding AB
8.750% due 05/15/2017		36,300	37,933
9.000% due 05/15/2017 (i)	EUR	33,150	43,754

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pertamina Persero PT
6.450% due 05/30/2044		$24,600	$24,907
Petrobras International Finance Co. S.A.
5.375% due 01/27/2021		200	203
5.750% due 01/20/2020		28,696	30,103
5.875% due 03/01/2018		14,205	15,370
7.875% due 03/15/2019		58,850	67,762
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		5,751	4,026
5.375% due 04/12/2027		33,529	16,798
6.000% due 11/15/2026		10,300	5,407
8.500% due 11/02/2017		3,834	3,028
Priory Group PLC
7.000% due 02/15/2018	GBP	9,650	16,235
QVC, Inc.
4.450% due 02/15/2025		$7,237	7,096
5.450% due 08/15/2034		7,237	7,129
R&R Ice Cream PLC
4.750% due 05/15/2020	EUR	1,500	1,869
Regency Energy Partners LP
5.875% due 03/01/2022		$5,200	5,447
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		88,175	90,159
6.875% due 02/15/2021		4,500	4,770
7.875% due 08/15/2019		150	160
Rockies Express Pipeline LLC
3.900% due 04/15/2015		23,755	23,755
5.625% due 04/15/2020		4,462	4,640
6.000% due 01/15/2019		27,392	28,762
6.875% due 04/15/2040		6,022	6,564
Russian Railways via RZD Capital PLC
3.374% due 05/20/2021	EUR	19,900	23,328
Russian Railways Via RZD Capital PLC
5.700% due 04/05/2022		$37,320	37,330
5.739% due 04/03/2017		64,100	65,943
7.487% due 03/25/2031	GBP	50,589	83,653
Schaeffler Finance BV
2.750% due 05/15/2019	EUR	8,200	10,383
3.250% due 05/15/2019		6,300	7,915
3.500% due 05/15/2022		5,400	6,805
4.250% due 05/15/2021		$9,300	8,974
7.750% due 02/15/2017		3,730	4,075
Simmons Foods, Inc.
7.875% due 10/01/2021 (c)		1,432	1,421
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		13,777	14,879
Spirit Issuer PLC
3.265% due 12/28/2031	GBP	11,682	18,275
5.472% due 12/28/2034		19,813	31,638
6.582% due 12/28/2027		14,889	25,525
STHI Holding Corp.
8.000% due 03/15/2018		$1,000	1,036

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	25

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		$9,500	$9,651
5.125% due 02/22/2021		3,000	3,344
Tenet Healthcare Corp.
4.375% due 10/01/2021		38,900	37,441
4.500% due 04/01/2021		18,100	17,715
5.500% due 03/01/2019		7,154	7,208
Time Warner Entertainment Co. LP
8.375% due 07/15/2033		4,172	6,180
Times Square Hotel Trust
8.528% due 08/01/2026		1,878	2,369
Toll Brothers Finance Corp.
8.910% due 10/15/2017		14,500	16,892
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		19,862	20,954
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		4,600	4,635
4.625% due 12/03/2026		4,588	4,783
5.900% due 04/01/2026		2,318	2,596
7.125% due 04/22/2025		1,269	1,473
UAL Pass-Through Trust
9.750% due 07/15/2018		5,062	5,720
10.400% due 05/01/2018		28,923	32,032
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	2,440	4,034
6.542% due 03/30/2021		11,960	20,523
United Airlines Pass-Through Trust
4.000% due 10/11/2027		$5,100	5,125
Unitymedia Hessen GmbH & Co. KG
5.500% due 01/15/2023		4,000	4,060
Unitymedia KabelBW GmbH
9.625% due 12/01/2019	EUR	8,345	11,173
Universal Health Services, Inc.
3.750% due 08/01/2019		$7,300	7,291
Univision Communications, Inc.
5.125% due 05/15/2023		2,190	2,228
6.750% due 09/15/2022		44,290	47,612
6.875% due 05/15/2019		2,000	2,090
7.875% due 11/01/2020		7,750	8,341
UPC Holding BV
8.375% due 08/15/2020	EUR	7,650	10,458
UPCB Finance Ltd.
6.375% due 07/01/2020		3,000	3,999
Valeant Pharmaceuticals International
7.000% due 10/01/2020		$3,500	3,675
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		4,900	5,071
Virgin Australia Trust
5.000% due 04/23/2025		3,567	3,719
6.000% due 04/23/2022		841	875

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Welltec A/S
8.000% due 02/01/2019		$6,000	$6,255
Western Express, Inc.
12.500% due 04/15/2015		3,720	3,343
Wind Acquisition Finance S.A.
4.000% due 07/15/2020	EUR	41,400	51,702
4.203% due 07/15/2020		12,700	16,041
WMG Acquisition Corp.
6.000% due 01/15/2021		$900	916
WR Grace & Co-Conn
5.125% due 10/01/2021		9,000	9,180
5.625% due 10/01/2024		3,600	3,713
Wyndham Worldwide Corp.
5.625% due 03/01/2021		1,000	1,112

			2,911,293

UTILITIES 4.0%
AES Corp.
7.375% due 07/01/2021		350	394
9.750% due 04/15/2016		849	942
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		45,450	51,244
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		75,790	65,653
6.000% due 11/27/2023		178,600	169,688
Gazprom OAO Via Gaz Capital S.A.
4.364% due 03/21/2025 (i)	EUR	1,700	2,072
4.950% due 05/23/2016		$10,000	10,151
4.950% due 02/06/2028		77,300	69,183
5.999% due 01/23/2021		107,924	109,003
6.212% due 11/22/2016		20,000	20,750
6.510% due 03/07/2022		30,600	31,289
6.605% due 02/13/2018	EUR	10,150	13,637
7.288% due 08/16/2037		$80,399	85,424
8.146% due 04/11/2018		30,750	33,830
8.625% due 04/28/2034		165,524	193,668
9.250% due 04/23/2019		165,677	190,332
Illinois Power Generating Co.
6.300% due 04/01/2020		12,615	11,890
7.000% due 04/15/2018		18,925	18,168
7.950% due 06/01/2032		2,300	2,289
Korea Electric Power Corp.
3.000% due 10/05/2015		2,000	2,040
Midwest Generation LLC
8.560% due 01/02/2016		205	210
NGPL PipeCo LLC
7.119% due 12/15/2017		24,140	24,261
7.768% due 12/15/2037		30,688	31,839
9.625% due 06/01/2019 (i)		26,253	27,959

26	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		$30,300	$26,513
6.604% due 02/03/2021		4,650	4,731
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		21,438	22,167
Perusahaan Listrik Negara PT
5.250% due 10/24/2042		800	699
Petrobras Global Finance BV
1.852% due 05/20/2016		12,689	12,708
2.000% due 05/20/2016		5,551	5,565
2.374% due 01/15/2019		7,931	7,948
2.595% due 03/17/2017		28,100	28,484
3.115% due 03/17/2020		8,246	8,418
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027		250	293
Rosneft Finance S.A.
6.625% due 03/20/2017		10,200	10,532
7.250% due 02/02/2020		1,300	1,355
7.875% due 03/13/2018		5,200	5,570
Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.149% due 03/06/2017		10,800	10,281
4.199% due 03/06/2022		24,400	21,014
Sierra Hamilton LLC
12.250% due 12/15/2018		15,300	16,065
Sprint Capital Corp.
8.750% due 03/15/2032		1,500	1,644
Sprint Communications, Inc.
6.000% due 12/01/2016		9,200	9,695
Sprint Corp.
7.125% due 06/15/2024		43,882	44,376
7.875% due 09/15/2023		2,900	3,089
Tenaska Alabama Partners LP
7.000% due 06/30/2021		870	931
Tokyo Electric Power Co., Inc.
1.360% due 08/12/2015	JPY	230,000	2,099
1.590% due 12/28/2015		60,000	549
1.970% due 06/27/2016		50,000	460
2.060% due 08/31/2016		90,000	831
2.080% due 05/31/2016		210,000	1,937
2.125% due 03/24/2017	CHF	3,000	3,142
4.100% due 05/29/2015	JPY	2,000,000	18,583
Verizon Communications, Inc.
5.150% due 09/15/2023		$31,400	34,755
VimpelCom Holdings BV
5.950% due 02/13/2023		43,000	39,667
Westmoreland Coal Co.
10.750% due 02/01/2018		6,574	6,919
Yellowstone Energy LP
5.750% due 12/31/2026		6,257	5,865

			1,522,801

Total Corporate Bonds & Notes (Cost $8,512,106)			8,494,696

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%
SL Green Operating Partnership LP
3.000% due 10/15/2017	$25,000	$32,484

INDUSTRIALS 0.0%
Peabody Energy Corp.
4.750% due 12/15/2066	700	483

Total Convertible Bonds & Notes (Cost $25,743)		32,967

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	7,500	10,721
6.918% due 04/01/2040	7,000	9,469
7.043% due 04/01/2050	2,340	3,363

		23,553

NEW YORK 0.0%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	2,000	2,407

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	1,500	1,806

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,276
6.693% due 07/01/2041	1,000	1,331

		2,607

Total Municipal Bonds & Notes (Cost $22,291)		30,373

U.S. GOVERNMENT AGENCIES 5.2%
Fannie Mae
0.222% due 12/25/2036	164	161
0.275% due 03/25/2034	46	46
0.305% due 08/25/2034	21	21
0.375% due 09/25/2031	2,487	2,299
0.505% due 03/25/2044	24	24

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	27

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.554% due 04/18/2028 - 09/18/2031	$12	$12
0.555% due 11/25/2021 - 08/25/2036	41	42
0.605% due 07/25/2021	8	8
0.855% due 08/25/2022	5	5
0.904% due 02/25/2022 (a)	299,833	13,339
0.955% due 05/25/2022	4	4
1.005% due 05/25/2018 - 10/25/2020	17	17
1.055% due 05/25/2021 - 10/25/2021	26	26
1.088% due 09/25/2022 (a)	112,799	6,447
1.176% due 09/25/2022	4	5
1.308% due 09/25/2018 (a)	188,698	6,740
1.318% due 10/01/2044	8	9
1.355% due 01/25/2024 - 11/01/2028	183	184
1.455% due 11/25/2021	20	21
1.518% due 10/01/2040	64	66
1.740% due 02/01/2034	1,623	1,684
1.776% due 07/01/2032	356	358
1.820% due 02/01/2032	43	43
1.840% due 12/01/2035	21	22
1.885% due 12/01/2034	207	215
1.910% due 04/01/2017	1	1
1.917% due 10/01/2017 - 07/01/2018	37	37
1.918% due 11/01/2020	25	26
1.920% due 01/01/2018	14	15
1.925% due 11/01/2033	69	74
1.932% due 09/01/2017 - 03/01/2033	44	46
1.935% due 08/01/2033	107	114
1.949% due 03/01/2020	6	6
1.960% due 04/25/2023	6	6
2.000% due 08/01/2018	18	18
2.025% due 11/01/2033	13	13
2.080% due 06/01/2025	2	2
2.091% due 07/01/2019	32	34
2.125% due 07/01/2032	90	90
2.155% due 12/01/2035	6	6
2.158% due 04/01/2033	6	6
2.173% due 01/01/2018	3	3
2.180% due 03/25/2022	9	9
2.197% due 09/01/2033	15	16
2.200% due 08/01/2017	7	7
2.201% due 07/01/2017	1	1
2.202% due 05/25/2035	70	72
2.212% due 10/01/2032	21	22
2.230% due 09/25/2022	4	4
2.234% due 10/01/2034	190	191
2.250% due 07/01/2025 - 08/01/2032	95	97
2.256% due 09/01/2035	20	22
2.275% due 02/01/2032	17	17

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.280% due 01/25/2022	$20	$21
2.284% due 09/01/2017	5	5
2.289% due 07/01/2025	1	1
2.290% due 06/01/2019	4	4
2.295% due 01/01/2019 - 10/01/2025	36	36
2.299% due 07/01/2032	11	11
2.315% due 05/01/2024	36	36
2.325% due 05/01/2024	83	83
2.340% due 12/01/2032 - 12/01/2033	61	65
2.346% due 03/01/2033	237	239
2.351% due 10/01/2033	1	1
2.354% due 07/01/2018	1	1
2.355% due 08/01/2032	7	7
2.370% due 04/01/2032 - 10/01/2035	321	326
2.375% due 09/01/2024	88	89
2.395% due 11/01/2029 - 06/01/2032	311	314
2.399% due 04/01/2028	14	15
2.400% due 04/01/2024	7	8
2.420% due 03/01/2034	23	25
2.425% due 01/01/2035	138	138
2.450% due 08/01/2017	3	3
2.494% due 01/25/2022 (a)	50,765	5,917
2.500% due 07/01/2017 - 08/25/2042	85,567	85,678
2.553% due 10/01/2036	9	10
2.622% due 09/01/2030	32	34
2.626% due 05/01/2019	3	3
2.716% due 03/01/2036	16	16
2.722% due 10/01/2025	2	2
2.756% due 05/01/2018	13	14
2.777% due 03/01/2036	135	137
2.818% due 09/01/2024	4	4
2.831% due 12/01/2027	3	3
2.832% due 01/01/2028	2	2
2.875% due 09/01/2024	41	41
2.928% due 01/01/2029	59	63
2.950% due 07/01/2036	19	19
3.000% due 09/01/2016 - 10/01/2044	263,193	260,872
3.000% due 06/25/2042 (a)	14,182	1,900
3.500% due 07/01/2026 - 10/01/2044	28,293	28,953
3.543% due 08/01/2026	5	6
3.840% due 08/01/2021	19,161	20,687
3.875% due 01/01/2027	9	9
3.949% due 12/01/2027	13	14
4.000% due 05/01/2030 - 10/01/2044	257,365	272,945
4.000% due 12/25/2042 (a)	5,263	901
4.500% due 11/01/2023 - 01/01/2042	138,584	149,667
4.500% due 12/25/2042 (a)	4,546	859

28	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.613% due 04/01/2027	$80	$80
4.975% due 09/01/2022	22	22
5.000% due 08/25/2033 - 06/25/2043	98,053	109,824
5.020% due 06/01/2033	9,852	10,484
5.181% due 09/01/2018	10	10
5.500% due 08/01/2023 - 06/01/2048	32,742	36,569
5.696% due 03/25/2041 (a)	14,817	2,891
5.746% due 10/25/2043 (a)	48,419	9,625
5.876% due 06/25/2037 (a)	2,200	366
5.896% due 03/25/2037 (a)	4,389	560
5.916% due 12/25/2036 - 02/25/2037 (a)	6,298	838
5.946% due 04/25/2037 (a)	3,692	476
5.956% due 04/25/2037 (a)	7,405	958
5.996% due 08/25/2035 - 02/25/2043 (a)	23,706	4,103
6.000% due 06/25/2029 - 11/01/2044	93,370	105,830
6.146% due 01/25/2038 (a)	10,959	1,488
6.196% due 01/25/2040 (a)	11,819	2,266
6.226% due 03/25/2037 (a)	13,051	1,935
6.246% due 05/25/2037 (a)	3,608	515
6.256% due 06/25/2037 (a)	12,633	1,756
6.286% due 04/25/2037 (a)	75,777	11,053
6.290% due 02/25/2029	795	870
6.296% due 12/25/2037 - 10/25/2039 (a)	22,674	3,021
6.346% due 02/25/2037 (a)	9,959	1,553
6.396% due 10/25/2036 - 06/25/2040 (a)	11,127	1,628
6.406% due 06/25/2041 (a)	28,434	3,967
6.446% due 11/25/2035 (a)	2,569	380
6.496% due 11/25/2036 - 04/25/2037 (a)	19,059	2,610
6.500% due 06/25/2028 - 02/01/2036	544	598
6.546% due 03/25/2036 (a)	8,430	1,330
6.636% due 04/25/2037 (a)	5,920	878
6.846% due 02/25/2038 (a)	26,740	4,040
6.850% due 12/18/2027	17	19
6.900% due 05/25/2023	52	58
6.911% due 06/25/2042	41	46
7.000% due 07/25/2022 - 01/25/2048	755	854
7.046% due 02/25/2037 (a)	2,541	407
7.500% due 07/25/2022 - 06/25/2042	141	159
7.580% due 01/17/2040	241	252
8.000% due 07/25/2022	27	29
8.500% due 06/25/2030	301	357
8.600% due 08/25/2019	74	81
9.691% due 08/25/2043	2,339	2,458
16.900% due 03/25/2038	2,444	3,158
17.470% due 04/25/2023 (a)	65	23

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fannie Mae Strips
3.500% due 02/25/2043 (a)	$26,592	$6,084
Freddie Mac
0.354% due 03/15/2031	167	167
0.415% due 08/25/2031	26	26
0.811% due 01/25/2021 (a)	109,278	3,320
0.859% due 03/25/2020 (a)	45,049	1,494
0.960% due 01/25/2023 (a)	191,642	10,354
1.366% due 06/25/2021 (a)	60,218	4,125
1.507% due 11/25/2019 (a)	133,505	7,740
1.518% due 07/25/2044	21	22
1.585% due 12/25/2021 (a)	113,454	9,253
1.670% due 03/25/2019 (a)	52,645	3,101
1.724% due 10/25/2018 (a)	69,965	3,924
1.744% due 10/15/2023	438	456
1.790% due 02/01/2037	9	10
1.848% due 08/25/2016 (a)	78,019	1,795
1.852% due 05/01/2035	105	110
1.875% due 04/01/2017	78	81
1.890% due 09/25/2018 (a)	31,298	1,892
2.000% due 01/01/2020	9	9
2.040% due 01/01/2037	299	302
2.100% due 02/01/2033 - 06/01/2033	25	27
2.120% due 08/01/2034	2	2
2.166% due 05/01/2019	2	2
2.175% due 06/01/2019	14	14
2.216% due 04/01/2036	20	22
2.231% due 09/01/2036	2	2
2.254% due 06/01/2037	4	4
2.258% due 09/01/2037	14	15
2.298% due 09/01/2037	17	19
2.300% due 08/01/2024	5	5
2.305% due 05/01/2029	60	63
2.339% due 09/01/2023	7	7
2.348% due 01/01/2033 - 05/01/2033	60	64
2.349% due 10/01/2032	48	50
2.350% due 01/01/2033 - 09/01/2033	200	212
2.355% due 09/01/2031 - 07/01/2033	204	207
2.359% due 07/01/2034	147	158
2.363% due 09/01/2034 - 01/01/2035	236	249
2.367% due 01/01/2035	154	164
2.369% due 04/01/2033	3	3
2.375% due 07/01/2017 - 05/01/2037	178	184
2.376% due 08/01/2037	5	6
2.383% due 09/01/2033 - 09/01/2037	16	16
2.385% due 07/01/2025	63	63
2.387% due 09/01/2037	5	6
2.405% due 11/01/2017	5	5
2.428% due 02/01/2026	46	46

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	29

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.433% due 12/01/2034	$31	$34
2.445% due 03/01/2031	44	46
2.463% due 12/01/2037	8	8
2.480% due 11/01/2036	6	7
2.493% due 08/01/2036	3	3
2.498% due 02/01/2036	17	18
2.500% due 10/01/2024 - 10/01/2027	145,990	147,512
2.517% due 03/01/2032	401	428
2.520% due 04/01/2036	25	27
2.525% due 11/01/2029	290	306
2.543% due 07/01/2033	103	111
2.550% due 06/01/2019	26	26
2.579% due 12/01/2033	176	189
2.585% due 02/01/2018	11	12
2.595% due 09/01/2024	18	18
2.676% due 08/01/2035	13	14
2.846% due 03/01/2025	1	1
2.867% due 09/01/2018	8	8
2.905% due 03/01/2025	33	34
2.948% due 05/01/2019	146	147
3.000% due 03/15/2027 - 02/15/2033 (a)	33,343	3,847
3.000% due 11/01/2035	157	169
3.270% due 01/25/2019 (a)	25,495	2,721
3.376% due 02/01/2015	1	1
3.500% due 08/15/2042	7,529	7,217
3.500% due 12/15/2042 (a)	23,210	5,367
3.615% due 06/25/2041 (a)	3,500	701
4.000% due 04/15/2019 - 01/15/2041	35,788	37,236
4.500% due 11/15/2040	23,856	26,109
5.000% due 02/15/2024 - 05/15/2038	18,741	20,368
5.066% due 03/15/2036 (a)	5,453	471
5.500% due 08/15/2036 - 06/15/2041	89,246	99,987
5.625% due 07/01/2037 - 02/01/2038	990	1,100
5.796% due 11/15/2037 (a)	22,123	2,741
5.896% due 08/15/2037 (a)	3,284	508
6.000% due 03/15/2017 - 02/15/2032	7,291	7,931
6.046% due 06/15/2038 - 10/15/2042 (a)	28,016	5,178
6.286% due 03/15/2037 (a)	15,556	2,200
6.296% due 03/15/2037 - 06/15/2039 (a)	7,191	1,230
6.396% due 09/15/2036 (a)	8,718	1,204
6.416% due 09/15/2036 (a)	4,524	667
6.496% due 04/15/2036 - 05/15/2036 (a)	27,818	3,965
6.500% due 11/15/2021 - 04/15/2029	631	704
6.546% due 04/15/2026 - 03/15/2036 (a)	7,824	1,134

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.596% due 01/15/2037 (a)	$3,162	$462
6.750% due 01/15/2024	16	18
6.946% due 06/15/2032 (a)	6,222	580
6.996% due 08/15/2036 (a)	7,802	1,212
7.000% due 05/15/2021 - 12/01/2047	1,408	1,585
7.046% due 07/15/2034 (a)	2,274	285
7.250% due 09/15/2030	47	54
7.500% due 11/15/2021 - 09/15/2030	410	466
7.606% due 12/15/2042	5,160	5,217
8.500% due 06/15/2031	200	237
8.880% due 05/15/2023	21	24
9.000% due 09/15/2020 - 02/15/2021	76	82
9.274% due 11/15/2043	55,651	64,408
9.434% due 08/15/2044	26,833	30,352
9.593% due 01/15/2041	2,223	2,390
10.553% due 02/15/2040	605	636
15.793% due 12/15/2031 - 02/15/2032	2,984	4,110
16.491% due 09/15/2034	3,894	4,873
17.798% due 02/15/2024	22	32
19.574% due 02/15/2024	56	83
20.011% due 11/15/2023	65	96
20.531% due 10/15/2031	85	126
Freddie Mac Strips
3.000% due 12/15/2042 (a)	77,816	15,742
Ginnie Mae
0.838% due 03/16/2051 (a)	3,850	166
0.957% due 08/16/2048 (a)	28,612	1,645
1.349% due 11/16/2043 (a)	83,231	5,533
1.463% due 10/16/2053 (a)	11,329	758
1.625% due 06/20/2022 - 01/20/2035	711	736
2.000% due 08/20/2027	2	2
2.125% due 08/20/2033	15	15
3.500% due 01/20/2042 - 03/20/2043 (a)	16,840	2,241
4.000% due 10/15/2039	14	15
4.000% due 03/20/2043 (a)	12,954	1,714
5.000% due 07/20/2033 - 10/01/2044	180,676	198,824
5.500% due 04/20/2037	75	84
5.625% due 07/20/2037 - 01/20/2038	1,415	1,574
5.997% due 03/20/2043 (a)	82,311	13,541
6.100% due 06/15/2028 - 03/15/2029	1,122	1,266
6.490% due 01/15/2028 - 01/15/2029	1,075	1,216
27.638% due 03/20/2031	590	1,027
Small Business Administration
5.370% due 04/01/2028	964	1,063
7.100% due 02/01/2017	9	9

30	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.190% due 12/01/2019	$168	$182
7.590% due 01/01/2020	50	54
Vendee Mortgage Trust
6.500% due 09/15/2024	136	153

Total U.S. Government Agencies (Cost $1,995,981)		1,995,835

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Floating Rate Notes
0.085% due 07/31/2016 (k)(m)	85,957	86,007
U.S. Treasury Notes
0.875% due 09/15/2016 (k)	75	76

Total U.S. Treasury Obligations (Cost $86,056)		86,083

MORTGAGE-BACKED SECURITIES 27.2%
Adjustable Rate Mortgage Trust
0.405% due 10/25/2035	457	425
0.405% due 03/25/2036	1,562	1,022
0.695% due 01/25/2036	1,719	1,502
2.377% due 08/25/2036	11,138	7,750
2.522% due 07/25/2035	6,609	6,355
2.586% due 10/25/2035	5,866	5,878
2.586% due 01/25/2036	22,603	21,015
2.596% due 11/25/2035 ^	1,735	1,508
2.614% due 01/25/2036	3,878	3,417
2.629% due 02/25/2036	4,285	3,557
2.735% due 09/25/2035	1,990	1,808
4.848% due 11/25/2035	745	666
4.856% due 11/25/2035	5,891	5,431
5.397% due 01/25/2036	938	870
American General Mortgage Loan Trust
0.000% due 09/25/2048	451,401	424,382
1.000% due 09/25/2048	383,155	375,569
American Home Mortgage Assets Trust
0.345% due 05/25/2046	21,594	16,439
0.345% due 12/25/2046	35,625	25,235
0.345% due 06/25/2047	301	213
1.035% due 11/25/2046	21,330	11,858
1.075% due 09/25/2046	1,132	825
American Home Mortgage Investment Trust
0.455% due 11/25/2045	683	554
0.455% due 05/25/2047	5,600	2,384
1.833% due 10/25/2034	4,207	4,093
2.069% due 10/25/2034	598	602
2.082% due 12/25/2035	707	517
2.082% due 11/25/2045 ^	49,415	39,988
2.332% due 02/25/2045	29,120	29,470
2.332% due 06/25/2045	2,349	2,340
ASG Resecuritization Trust
2.069% due 03/26/2037	370	370

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Asti Finance SRL
1.006% due 05/27/2050	EUR	16,044	$20,151
AyT Hipotecario FTH
0.324% due 09/15/2035		2,513	3,128
0.351% due 03/18/2035		2,272	2,822
Banc of America Alternative Loan Trust
0.555% due 06/25/2046 ^		$153	105
4.750% due 02/25/2019		31	31
5.500% due 07/25/2020		133	136
5.500% due 07/25/2033		14,270	14,958
5.500% due 10/25/2033		17,030	17,633
5.500% due 12/25/2035		360	329
5.750% due 04/25/2034		1,784	1,846
6.000% due 03/25/2021		67	68
6.000% due 11/25/2034		82	85
6.000% due 12/25/2034		80	83
6.000% due 08/25/2035		2,881	2,568
6.000% due 06/25/2046 ^		652	559
6.000% due 07/25/2046 ^		2,376	2,002
6.139% due 11/25/2021		693	678
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		36,683	39,322
5.754% due 04/10/2049		4,000	4,071
Banc of America Funding Ltd
0.417% due 10/03/2039		109,844	108,944
Banc of America Funding Trust
0.314% due 02/20/2047		16,172	14,770
0.464% due 09/20/2035		8,694	6,403
0.654% due 07/26/2036		970	953
0.655% due 07/25/2036 ^		115	86
2.040% due 01/26/2037		42	42
2.106% due 06/20/2035 ^		89	62
2.106% due 06/20/2035		1,566	1,044
2.603% due 12/20/2034		840	714
2.622% due 07/20/2036		19,803	19,707
2.631% due 05/25/2035		95	74
2.683% due 03/20/2035		1,154	1,159
2.724% due 09/20/2035 ^		970	750
2.748% due 03/20/2036		996	857
2.752% due 05/20/2034		1,255	1,273
2.826% due 01/20/2047 ^		407	317
2.894% due 10/20/2046 ^		593	455
5.063% due 09/20/2035		90	88
5.349% due 11/20/2035		11,510	8,940
5.380% due 09/20/2046		5,333	4,502
5.395% due 05/20/2036		721	700
5.500% due 09/25/2034		231	246
5.500% due 09/25/2035		1,745	1,810
5.500% due 03/25/2036 ^		385	369
5.637% due 03/20/2036		206	191
5.888% due 04/25/2037 ^		976	827
6.000% due 09/25/2036 ^		8,175	7,038
6.000% due 08/25/2037 ^		749	658
Banc of America Mortgage Trust
2.497% due 03/25/2034		37	38

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	31

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.497% due 04/25/2034		$55	$56
2.498% due 08/25/2034		806	812
2.530% due 05/25/2034		118	117
2.614% due 11/25/2035		2,111	1,890
2.621% due 12/25/2033		277	279
2.622% due 05/25/2033		47	48
2.635% due 05/25/2034		1,543	1,559
2.636% due 07/25/2035		3,214	2,989
2.640% due 09/25/2033		473	475
2.650% due 09/25/2034		5,516	5,548
2.653% due 06/25/2035		415	399
2.678% due 08/25/2034		617	622
2.679% due 02/25/2034		2,766	2,775
2.686% due 09/25/2035		1,739	1,664
2.699% due 02/25/2036 ^		2,924	2,523
2.705% due 02/25/2035		977	983
2.721% due 10/25/2035		86	78
2.726% due 05/25/2033		9	8
2.750% due 01/25/2036 ^		627	518
2.755% due 10/25/2034		790	803
2.757% due 12/25/2033		180	181
2.759% due 05/25/2035		234	219
2.798% due 11/25/2035		851	792
2.803% due 08/25/2033		86	86
2.806% due 01/25/2034		821	824
2.842% due 04/25/2035		1,686	1,593
2.941% due 03/25/2033		451	451
2.973% due 04/25/2033		186	184
2.987% due 11/20/2046 ^		137	115
3.027% due 02/25/2033		115	115
3.321% due 07/20/2032		189	193
4.651% due 11/25/2034		162	156
4.892% due 02/25/2035		1,421	1,376
4.934% due 12/25/2034		462	454
5.000% due 08/25/2019		46	46
5.109% due 09/25/2035		493	494
5.250% due 07/25/2035		350	334
5.435% due 06/25/2035		1,162	1,140
5.500% due 09/25/2035		713	717
5.500% due 10/25/2035		2,040	1,966
5.500% due 11/25/2035		6,531	6,249
6.000% due 09/25/2037 ^		856	792
6.500% due 09/25/2033		47	49
Bankinter Fondo de Titulizacion de Activos
0.254% due 12/15/2040	EUR	5,432	6,613
Bayview Commercial Asset Trust
0.435% due 01/25/2037		$170	152
4.972% due 05/25/2038 (a)		230,416	16,498
BCAP LLC Trust
0.356% due 07/26/2036		363	271
0.375% due 05/25/2047 ^		14,502	11,135
2.080% due 11/26/2045		19,766	14,462
2.112% due 05/26/2036		1,317	1,307
2.371% due 11/27/2037		20,932	20,452
2.375% due 05/26/2036		19,977	16,712
2.473% due 10/26/2035		10,364	6,738

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.594% due 10/26/2033		$19	$16
2.600% due 06/26/2035		135	120
2.602% due 03/26/2035		68	57
2.613% due 11/26/2035		37,122	27,396
2.624% due 10/26/2035		27,004	27,243
2.640% due 02/26/2036		74	66
2.687% due 09/26/2035		46	26
2.694% due 11/26/2035		2,103	1,778
2.926% due 05/26/2047		21,930	13,772
4.667% due 10/26/2037		13,013	10,766
5.250% due 02/26/2036		2,944	2,721
5.250% due 04/26/2037		5,766	5,449
5.500% due 12/26/2035		2,215	2,259
5.698% due 01/26/2036		4,013	2,433
5.750% due 04/25/2037		14,777	12,657
6.444% due 08/26/2022		177	151
BCC Mortgages PLC
0.254% due 03/12/2038	EUR	10,903	13,557
Bear Stearns Adjustable Rate Mortgage Trust
2.234% due 04/25/2033		$304	305
2.257% due 02/25/2036		437	409
2.264% due 08/25/2035		177	180
2.279% due 04/25/2034		1,299	1,301
2.313% due 08/25/2035		48,232	45,954
2.369% due 02/25/2036		456	460
2.415% due 07/25/2034		761	751
2.430% due 10/25/2035		1,456	1,448
2.441% due 08/25/2033		229	235
2.482% due 02/25/2036 ^		1,454	1,191
2.538% due 10/25/2034		1,571	1,436
2.545% due 08/25/2035		2,076	1,883
2.552% due 01/25/2035		837	820
2.578% due 10/25/2034		320	319
2.595% due 01/25/2035		193	196
2.625% due 04/25/2034		1,041	1,035
2.640% due 08/25/2035		23,196	22,688
2.653% due 02/25/2035		5,497	5,540
2.654% due 03/25/2035		2,573	2,524
2.655% due 11/25/2034		1,790	1,826
2.711% due 04/25/2034		2,586	2,582
2.724% due 01/25/2035		3,360	3,377
2.738% due 04/25/2034		1,559	1,523
2.759% due 11/25/2034		82	80
2.759% due 01/25/2035		165	163
2.926% due 05/25/2047 ^		979	849
2.949% due 07/25/2034		4	4
2.959% due 07/25/2034		996	991
2.972% due 02/25/2036 ^		71	57
3.006% due 11/25/2034		52	52
3.034% due 11/25/2034		475	480
4.855% due 03/25/2035		2,394	2,369
4.894% due 08/25/2047 ^		4,437	4,161
4.986% due 06/25/2047 ^		145	132
5.104% due 07/25/2036 ^		11,329	10,011
5.166% due 08/25/2035		5,551	5,068
5.565% due 05/25/2037		9,089	8,129

32	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns ALT-A Trust
0.315% due 02/25/2034	$138	$128
0.315% due 06/25/2046 ^	1,476	996
0.475% due 08/25/2036	34,584	23,433
0.475% due 11/25/2036	9,511	6,207
0.595% due 07/25/2035	605	589
0.595% due 04/25/2036	17,481	12,761
0.635% due 02/25/2036	7,526	6,309
0.795% due 04/25/2034	571	562
0.795% due 07/25/2034	91	87
0.895% due 11/25/2034	182	183
1.085% due 11/25/2034	17,392	11,663
2.315% due 01/25/2035	311	291
2.356% due 01/25/2036 ^	18,116	14,170
2.373% due 02/25/2036	4,964	4,187
2.441% due 02/25/2036 ^	22,695	18,464
2.450% due 04/25/2035	4,059	3,917
2.457% due 06/25/2034	2,479	2,467
2.466% due 04/25/2035	1,726	1,517
2.498% due 01/25/2034	257	243
2.501% due 08/25/2036 ^	431	219
2.510% due 09/25/2034	133	134
2.545% due 09/25/2035 ^	123	96
2.555% due 05/25/2035	346	351
2.594% due 09/25/2035 ^	28,784	23,176
2.606% due 04/25/2035	3,670	3,546
2.613% due 11/25/2035 ^	919	722
2.617% due 09/25/2035	17,538	15,365
2.638% due 04/25/2035	1,752	1,626
2.639% due 02/25/2034	314	313
2.648% due 02/25/2036 ^	357	248
2.651% due 11/25/2036	9,164	6,739
2.669% due 03/25/2036 ^	1,750	1,301
2.701% due 08/25/2036 ^	7,475	5,564
Bear Stearns ALT-A Trust
2.721% due 09/25/2047 ^	478	342
Bear Stearns ALT-A Trust
2.728% due 01/25/2047	6,528	4,847
2.752% due 05/25/2036 ^	27	19
2.936% due 01/25/2035	651	526
3.601% due 09/25/2034	332	333
4.815% due 11/25/2035 ^	21,970	17,056
5.144% due 07/25/2035	27,527	23,205
5.221% due 05/25/2035	8,738	8,563
5.237% due 05/25/2036	21,790	16,783
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030	12,006	13,088
Bear Stearns Deutsche Bank Trust
1.059% due 09/15/2027 (a)	42,505	1,699
Bear Stearns Mortgage Funding Trust
0.335% due 06/25/2037	6,700	5,827
Bear Stearns Mortgage Securities, Inc. Commercial Mortgage Pass-Through Certificates
6.000% due 07/15/2031	1,893	1,948

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Structured Products, Inc.
2.509% due 01/26/2036		$21,720	$17,237
2.555% due 12/26/2046		440	339
7.000% due 07/25/2037		46,123	30,426
Bella Vista Mortgage Trust
0.404% due 05/20/2045		630	520
Berica Residential MBS SRL
0.616% due 03/31/2048	EUR	93,850	115,991
Bluestone Securities PLC
0.758% due 06/09/2044	GBP	2,359	3,727
Business Mortgage Finance PLC
0.389% due 08/15/2040	EUR	7,182	8,785
Celtic Residential Irish Mortgage Securitisation PLC
0.247% due 11/13/2047		131,392	156,487
0.281% due 03/18/2049		127,800	152,620
0.344% due 12/14/2048		75,240	89,750
0.443% due 04/10/2048		103,675	123,880
0.823% due 12/14/2048	GBP	58,130	87,159
CFCRE Commercial Mortgage Trust
1.601% due 04/15/2044 (a)		$69,472	2,364
Chase Mortgage Finance Trust
2.473% due 03/25/2037		10,674	9,870
2.539% due 07/25/2037		18	18
2.553% due 02/25/2037		341	330
2.595% due 07/25/2037		193	194
4.720% due 01/25/2036 ^		1,216	1,156
4.840% due 12/25/2035		1,419	1,372
4.977% due 12/25/2037		1,709	1,681
5.176% due 03/25/2037		12,998	12,590
5.500% due 11/25/2035		4,363	4,431
5.649% due 09/25/2036		55	51
6.000% due 10/25/2036 ^		167	149
6.000% due 12/25/2036		241	224
6.000% due 02/25/2037 ^		4,058	3,557
6.000% due 03/25/2037 ^		2,044	1,852
6.000% due 05/25/2037		3,966	3,558
6.000% due 05/25/2037 ^		25,693	22,164
6.250% due 10/25/2036 ^		11,372	10,225
Chaseflex Trust
0.435% due 05/25/2037		17,336	15,882
0.495% due 08/25/2037		18,879	12,811
4.805% due 08/25/2037 ^		1,904	1,555
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.335% due 05/25/2036		655	588
0.455% due 08/25/2035		212	197
Citicorp Mortgage Securities Trust
5.500% due 10/25/2021		212	216
5.500% due 12/25/2021		259	266
5.500% due 06/25/2037		1,056	1,069
5.500% due 07/25/2037		1,300	1,337
5.750% due 06/25/2036		517	535
5.750% due 01/25/2037		150	151
6.000% due 02/25/2036		103	104

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	33

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Commercial Mortgage Trust
0.671% due 05/15/2043 (a)	$222,986	$288
0.734% due 08/15/2021	335	336
5.485% due 03/17/2051	9,558	10,174
Citigroup Mortgage Loan Trust, Inc.
1.105% due 09/25/2037	10,731	7,518
1.782% due 08/25/2035	3,062	3,074
2.258% due 07/25/2046 ^	791	696
2.449% due 06/25/2037	280	281
2.456% due 09/25/2037	4,754	4,515
2.494% due 11/25/2036 ^	1,686	1,478
2.494% due 09/25/2037 ^	2,787	1,810
2.500% due 10/25/2035	612	602
2.514% due 05/25/2035	287	289
2.514% due 10/25/2035	134	115
2.514% due 03/25/2036	2,297	2,195
2.564% due 08/25/2035	872	864
2.577% due 09/25/2034	3,867	3,915
2.612% due 07/25/2036	120	122
2.616% due 09/25/2035 ^	1,677	1,476
2.622% due 03/25/2034	821	829
2.636% due 03/25/2036	15,119	14,274
2.667% due 10/25/2035	7,031	6,008
2.725% due 05/25/2035	945	911
2.758% due 03/25/2037	4,562	3,648
2.860% due 02/25/2034	73	73
3.154% due 10/25/2046	8,458	6,822
5.250% due 03/25/2037	8,855	6,628
5.500% due 12/25/2020	302	299
5.592% due 11/25/2036	23,679	21,192
5.615% due 06/25/2036	7,191	6,595
5.718% due 07/25/2036	11,256	9,024
5.750% due 09/25/2021	17,055	15,842
5.750% due 04/25/2047	9,457	7,942
6.000% due 02/25/2037	256	260
6.489% due 11/25/2037	3,885	3,297
7.183% due 12/25/2036	53,278	45,628
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	80,850	85,997
CitiMortgage Alternative Loan Trust
5.296% due 02/25/2037 ^(a)	6,706	1,020
5.500% due 11/25/2021	374	375
5.500% due 04/25/2022 ^	6,936	7,109
5.750% due 12/25/2036 ^	1,214	1,049
5.750% due 03/25/2037 ^	2,019	1,766
6.000% due 07/25/2036 ^	1,069	966
6.000% due 06/25/2037	438	371
6.000% due 10/25/2037 ^	9,180	8,098
Cobalt Commercial Mortgage Trust
5.969% due 05/15/2046	48,031	52,308
Commercial Mortgage Asset Trust
7.300% due 01/17/2032	20	20
Commercial Mortgage Trust
0.223% due 04/10/2047 (a)	58,814	888
0.302% due 05/25/2019 (a)	982,924	10,429

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.604% due 07/10/2046 (a)	$162,396	$4,033
1.756% due 02/13/2032	4,000	4,013
2.600% due 07/10/2046 (a)	18,180	832
6.940% due 07/16/2034	2,000	2,199
Countrywide Alternative Loan Resecuritization Trust
2.547% due 03/25/2047 ^	124	122
6.000% due 11/25/2034	4,790	4,971
6.000% due 05/25/2036 ^	180	155
6.000% due 08/25/2037	2,563	2,002
6.000% due 08/25/2037 ^	2,118	1,701
Countrywide Alternative Loan Trust
0.275% due 06/25/2036	4,226	3,598
0.275% due 11/25/2036	29,428	26,280
0.315% due 12/25/2046 ^	14,378	14,046
0.315% due 02/25/2047	3,272	2,908
0.325% due 11/25/2036	34,761	31,120
0.325% due 01/25/2037 ^	19,352	17,826
0.334% due 02/20/2047	8,910	6,755
0.335% due 11/25/2036	21,589	19,605
0.335% due 05/25/2047	13,142	11,200
0.335% due 06/25/2047	24,392	19,763
0.344% due 03/20/2047	19,002	15,235
0.345% due 09/25/2046 ^	96,950	81,907
0.345% due 10/25/2046	8,302	7,210
0.354% due 07/20/2046 ^	601	419
0.355% due 02/25/2036	5,354	4,430
0.364% due 05/20/2046	56,447	42,534
0.364% due 07/20/2046 ^	3,232	2,255
0.364% due 09/20/2046	1,900	1,429
0.365% due 05/25/2035	1,904	1,646
0.365% due 07/25/2046	13,353	11,494
0.365% due 04/25/2047	25,458	19,991
0.375% due 05/25/2035	8,865	7,709
0.375% due 09/25/2047	49,951	43,499
0.415% due 07/25/2035	145	127
0.425% due 02/25/2036	3,435	2,849
0.434% due 09/20/2046	478	156
0.435% due 12/25/2035	801	711
0.445% due 11/25/2035	9,095	6,565
0.465% due 08/25/2035	3,344	2,650
0.465% due 10/25/2035	191	157
0.465% due 11/25/2035	9,291	7,689
0.474% due 11/20/2035	21,511	18,146
0.485% due 10/25/2035	4,929	4,188
0.486% due 11/20/2035	51,570	42,446
0.505% due 09/25/2034	951	841
0.505% due 09/25/2035	784	696
0.505% due 12/25/2035	38,879	27,750
0.525% due 02/25/2037	854	542
0.555% due 06/25/2036 ^	195	130
0.575% due 12/25/2035	1,563	923
0.605% due 09/25/2035	413	321
0.655% due 12/25/2035 ^	6,503	4,991
0.925% due 11/25/2035	11,197	9,636
0.955% due 01/25/2036 ^	1,691	1,409
0.965% due 11/25/2046 ^	5,380	4,095

34	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.115% due 12/25/2035	$10,780	$9,114
1.155% due 08/25/2035	11,579	9,016
1.215% due 08/25/2035	331	229
1.425% due 07/20/2035	1,125	867
1.515% due 08/25/2035	642	597
1.675% due 08/25/2035	12,889	11,593
1.763% due 06/25/2035	915	808
1.805% due 10/25/2034	7,642	5,651
2.468% due 08/25/2034	21,785	20,816
2.471% due 03/25/2047 ^	16,067	13,359
2.495% due 12/25/2035 ^	1,701	1,433
2.528% due 12/25/2035	289	244
2.562% due 06/25/2037	461	386
2.665% due 02/25/2037 ^	3,460	3,102
2.739% due 12/25/2034	18	18
3.640% due 08/25/2036	1,887	1,840
4.615% due 06/25/2047	19,902	16,823
4.938% due 01/25/2047	1,041	1,209
4.946% due 11/25/2035 (a)	12,062	1,617
5.000% due 08/25/2035 ^	3,700	3,375
5.096% due 07/25/2021 ^	38	37
5.096% due 06/25/2036 (a)	25,178	3,583
5.250% due 02/25/2021 ^	656	639
5.264% due 10/25/2035 ^	89	75
5.500% due 05/25/2035	1,000	952
5.500% due 06/25/2035	601	564
5.500% due 07/25/2035	267	258
5.500% due 11/25/2035 ^	23,120	21,700
5.500% due 02/25/2036 ^	1,893	1,700
5.500% due 02/25/2036	5,275	4,906
5.750% due 06/25/2036	11,672	10,465
5.750% due 07/25/2037 ^	2,776	2,608
5.750% due 04/25/2047 ^	1,012	848
5.750% due 04/25/2047	4,499	3,771
6.000% due 12/25/2033	57	59
6.000% due 02/25/2034	3	3
6.000% due 02/25/2036 ^	94	86
6.000% due 03/25/2036	5,743	4,975
6.000% due 04/25/2036 ^	31,220	26,365
6.000% due 05/25/2036 ^	6,669	5,566
6.000% due 05/25/2036	8,027	6,559
6.000% due 08/25/2036	11,060	10,046
6.000% due 02/25/2037 ^	7,746	6,353
6.000% due 04/25/2037 ^	13,754	11,213
6.000% due 04/25/2037	3,744	3,300
6.000% due 05/25/2037 ^	7,069	6,032
6.000% due 06/25/2037 ^	1,227	1,055
6.000% due 08/25/2037	12,070	10,194
6.250% due 11/25/2036	9,532	7,913
6.250% due 12/25/2036 ^	6,653	5,322
6.250% due 08/25/2037 ^	1,258	1,057
6.250% due 11/25/2046 ^	5,357	4,579
6.500% due 05/25/2036 ^	7,010	6,349
6.500% due 06/25/2036 ^	778	632
6.500% due 08/25/2036 ^	976	770
6.500% due 09/25/2036	4,032	3,691

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 09/25/2036 ^	$10,741	$9,546
6.500% due 08/25/2037	9,575	7,003
7.000% due 08/25/2034	401	421
7.250% due 08/25/2032	358	378
7.500% due 12/25/2034 ^	178	126
Countrywide Home Loan Mortgage Pass-Through Trust
0.355% due 04/25/2046	959	848
0.385% due 05/25/2035	667	579
0.425% due 04/25/2035	1,005	881
0.445% due 02/25/2035	393	332
0.445% due 04/25/2035	13,617	12,715
0.455% due 05/25/2035	21,164	18,873
0.475% due 03/25/2035	7,340	6,847
0.485% due 02/25/2035	2,373	2,182
0.495% due 02/25/2035	2,728	2,503
0.495% due 03/25/2036	47	28
0.505% due 02/25/2036 ^	23	14
0.525% due 02/25/2035	20,434	18,144
0.655% due 05/25/2036	8,232	6,415
0.695% due 03/25/2035	1,551	1,484
0.755% due 03/25/2035	2,438	2,226
0.915% due 09/25/2034	182	179
2.059% due 07/25/2034	504	503
2.206% due 09/25/2034	956	924
2.310% due 03/25/2035	777	655
2.313% due 02/20/2036 ^	167	155
2.313% due 02/20/2036	9,919	9,230
2.319% due 02/20/2036 ^	1,955	1,639
2.354% due 02/20/2036 ^	42,765	36,876
2.363% due 09/20/2036 ^	2,802	2,363
2.376% due 02/20/2036	2,287	1,988
2.386% due 08/20/2035 ^	124	116
2.392% due 10/20/2035	14,862	13,390
2.392% due 10/20/2035 ^	3,546	3,195
2.395% due 09/20/2034	635	585
2.405% due 10/25/2033	343	345
2.434% due 09/25/2033	7,131	7,149
2.439% due 12/19/2033	59	61
2.446% due 11/20/2034	725	703
2.458% due 05/25/2034	359	361
2.469% due 02/20/2035	6,024	5,996
2.479% due 09/25/2034	112	83
2.489% due 12/25/2033	355	351
2.491% due 06/20/2034	2,647	2,666
2.508% due 04/25/2035	951	870
2.519% due 06/25/2033	221	219
2.523% due 05/20/2036	4,702	3,842
2.523% due 09/25/2037 ^	9,834	8,656
2.528% due 07/19/2033	1,164	1,120
2.541% due 05/20/2036	9,775	7,260
2.544% due 02/25/2034	419	412
2.549% due 03/25/2037 ^	685	533
2.556% due 06/20/2036	20,451	15,497
2.557% due 05/20/2034	242	233
2.584% due 09/25/2047 ^	377	340

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	35

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.613% due 03/25/2035		$1,595	$1,546
2.624% due 08/25/2034		204	189
2.633% due 02/25/2047 ^		187	158
2.659% due 02/25/2034		125	118
2.692% due 02/25/2034		54	54
2.722% due 05/19/2033		300	296
2.798% due 05/20/2035		4,599	4,379
4.677% due 04/25/2035 ^		655	592
5.000% due 04/25/2035		1,224	1,255
5.042% due 04/20/2036 ^		2,273	1,946
5.104% due 01/25/2036 ^		6,145	5,667
5.186% due 06/25/2047 ^		32,846	31,041
5.250% due 12/25/2027 ^		2,647	2,587
5.250% due 07/25/2034		1,121	1,108
5.500% due 04/25/2035		111	106
5.500% due 08/25/2035 ^		7,902	7,581
5.500% due 08/25/2035		1,702	1,697
5.500% due 09/25/2035		8,201	7,719
5.500% due 10/25/2035		398	403
5.500% due 11/25/2035 ^		227	224
5.500% due 01/25/2036		161	158
5.750% due 08/25/2034		921	957
5.750% due 02/25/2036		2,369	2,157
5.750% due 02/25/2037		925	881
5.750% due 05/25/2037 ^		1,479	1,432
5.750% due 07/25/2037		305	296
5.750% due 07/25/2037 ^		2,745	2,652
5.850% due 05/25/2036 ^		5,928	5,552
5.850% due 05/25/2036		3,417	3,200
6.000% due 12/25/2035 ^		73	71
6.000% due 05/25/2036 ^		4,837	4,555
6.000% due 02/25/2037		22,637	20,871
6.000% due 03/25/2037 ^		9,796	9,193
6.000% due 04/25/2037 ^		1,120	1,041
6.000% due 05/25/2037 ^		10,642	9,953
6.000% due 07/25/2037		19,299	17,484
6.000% due 08/25/2037 ^		3,650	3,489
6.000% due 10/25/2037 ^		490	472
6.000% due 01/25/2038		22,698	21,272
6.250% due 09/25/2036		2,141	2,010
6.250% due 09/25/2036 ^		1,151	1,081
6.250% due 10/25/2036		280	256
6.500% due 11/25/2036		31,244	28,750
6.500% due 05/25/2037 ^		732	706
6.500% due 10/25/2037 ^		12,594	11,402
6.500% due 11/25/2037 ^		9,551	8,199
Credico Finance SRL
0.343% due 04/04/2033	EUR	12,339	15,478
Credit Suisse Commercial Mortgage Trust
5.460% due 09/15/2039		$61,653	65,578
6.097% due 09/15/2039		254	266
Credit Suisse First Boston Mortgage Securities Corp.
0.458% due 05/15/2023 (a)		58,600	846
0.474% due 02/15/2022		451	455
0.805% due 11/25/2031		299	260
0.855% due 11/25/2035		3,021	2,150

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.248% due 07/25/2033		$183	$184
2.293% due 03/25/2034		133	133
2.454% due 09/25/2034		477	481
2.472% due 08/25/2033		662	661
2.488% due 04/25/2034		65	67
2.700% due 11/25/2034		174	176
3.433% due 10/25/2033		216	217
5.250% due 08/25/2035		76	80
5.250% due 09/25/2035 ^		2,666	2,530
5.500% due 10/25/2035		16,655	16,235
5.500% due 10/25/2035 ^		675	598
5.750% due 04/22/2033		75	81
6.000% due 11/25/2035 ^		393	266
6.000% due 01/25/2036		7,411	5,878
6.000% due 05/17/2040		3,482	3,783
6.500% due 01/25/2036		810	571
7.000% due 01/25/2036		6,605	3,360
Credit Suisse Mortgage Capital Certificates
0.405% due 02/27/2036		796	754
0.692% due 04/27/2037		31,465	19,591
2.465% due 04/26/2038		19,318	18,876
2.597% due 08/27/2037		115	116
2.698% due 04/26/2037		770	765
3.786% due 12/27/2035		127	127
4.000% due 08/27/2037		59,487	56,426
4.792% due 05/27/2053		98,952	99,318
5.509% due 04/15/2047		3,000	3,146
5.527% due 05/26/2037		69	71
5.695% due 04/16/2049		47,820	51,655
6.049% due 02/27/2047		231,687	165,026
6.642% due 04/26/2037		36,856	33,130
7.000% due 08/26/2036		16,202	15,738
7.623% due 04/26/2047		15,358	8,438
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 04/25/2037		2,594	2,311
5.500% due 03/25/2037 ^		1,846	1,780
6.000% due 08/25/2036 ^		9,851	7,693
6.000% due 02/25/2037 ^		5,954	5,400
6.000% due 06/25/2037		5,921	4,948
6.250% due 08/25/2036 ^		3,847	3,408
DBUBS Mortgage Trust
1.549% due 11/10/2046 (a)		173,627	4,690
1.598% due 07/10/2044 (a)		168,930	8,220
3.642% due 08/10/2044		8,900	9,254
Deco UK PLC
0.828% due 01/27/2020	GBP	1,998	3,090
Deutsche ALT-A Securities, Inc.
0.285% due 08/25/2047		$91,886	76,993
0.305% due 02/25/2047		935	675
0.315% due 01/25/2047		4,166	3,040
0.325% due 02/25/2037		26,373	21,580
0.345% due 08/25/2047		16,650	14,024
0.505% due 06/25/2037		39,483	23,182
2.722% due 10/25/2035		1,286	1,194
5.000% due 10/25/2018		140	144

36	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche ALT-B Securities, Inc.
0.255% due 10/25/2036 ^		$335	$209
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
2.375% due 06/25/2034		26	24
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.234% due 06/26/2035		764	773
Downey Savings & Loan Association Mortgage Loan Trust
0.333% due 04/19/2047 ^		247	66
0.363% due 03/19/2045		2,567	2,349
0.403% due 03/19/2045		10,265	9,516
0.483% due 09/19/2045		1,940	1,441
0.933% due 11/19/2044		6,720	6,235
0.953% due 11/19/2044		233	205
1.035% due 03/19/2046 ^		246	194
2.458% due 07/19/2044		46	46
2.566% due 07/19/2044		1,007	1,010
E-MAC NL BV
2.468% due 07/25/2036	EUR	906	1,128
Emerald Mortgages PLC
0.247% due 07/15/2048		168,062	201,200
Eurosail PLC
0.204% due 03/13/2045		215	271
0.244% due 03/13/2045		2,282	2,788
0.719% due 12/10/2044	GBP	7,984	12,529
0.723% due 12/15/2044		1,594	2,518
0.723% due 03/13/2045		6,711	10,520
Extended Stay America Trust
2.958% due 12/05/2031		$52,410	52,976
Fastnet Securities PLC
0.253% due 08/10/2043	EUR	21,032	25,099
First Horizon Alternative Mortgage Securities Trust
0.525% due 02/25/2037		$505	313
0.905% due 04/25/2036 ^		4,462	3,163
2.188% due 08/25/2034		1,374	1,366
2.199% due 08/25/2035		4,271	3,816
2.210% due 04/25/2036		5,562	4,730
2.220% due 02/25/2036		734	590
2.239% due 09/25/2035		6,136	5,446
2.247% due 04/25/2035		9,125	9,136
2.250% due 02/25/2035		4,182	4,107
2.250% due 03/25/2035		1,755	1,592
2.331% due 01/25/2036		14,927	12,217
5.250% due 02/25/2021		1,449	1,454
5.396% due 04/25/2037 ^(a)		7,723	1,267
6.000% due 07/25/2036 ^		121	104
6.000% due 08/25/2036 ^		6,494	5,520
6.250% due 08/25/2037 ^		283	227
First Horizon Asset Securities, Inc.
6.250% due 11/25/2037 ^		400	341
First Horizon Mortgage Pass-Through Trust
2.187% due 11/25/2037		261	228

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.534% due 02/25/2034		$174	$174
2.542% due 01/25/2037 ^		3,146	2,752
2.550% due 06/25/2034		265	258
2.564% due 10/25/2035		4,807	4,260
2.568% due 10/25/2034		527	523
2.569% due 06/25/2035		3,266	3,096
2.596% due 05/25/2037 ^		8,460	6,945
2.612% due 08/25/2035		376	357
2.619% due 05/25/2036		4,155	3,888
2.625% due 10/25/2035		588	499
2.628% due 05/25/2034		118	119
2.744% due 05/25/2035		1,554	1,450
3.005% due 10/25/2034		13	13
4.833% due 02/25/2035		1,090	1,046
5.250% due 05/25/2021 ^		458	396
5.500% due 04/25/2022		338	340
5.750% due 10/25/2021		39	39
5.750% due 05/25/2037 ^		752	660
First Republic Mortgage Loan Trust
0.504% due 11/15/2031		28	26
0.654% due 11/15/2030		450	458
0.954% due 11/15/2032		85	83
FREMF Mortgage Trust
0.100% due 05/25/2020 (a)		398,858	1,651
GE Capital Commercial Mortgage Corp.
5.490% due 11/10/2045		21,600	22,195
GMAC Commercial Mortgage Securities, Inc.
5.336% due 04/10/2040		3,149	3,394
GMAC Mortgage Corp. Loan Trust
2.638% due 11/19/2035		1,315	1,274
2.904% due 11/19/2035		856	835
2.973% due 03/18/2035		6,310	6,266
3.061% due 05/25/2035		326	311
3.151% due 03/18/2035		3,014	3,045
3.279% due 10/19/2033		15	16
4.598% due 05/25/2035		1,786	1,735
4.947% due 11/19/2035		6,478	6,308
5.056% due 03/18/2035		55	56
Great Hall Mortgages PLC
0.211% due 03/18/2039	EUR	8,506	10,304
0.231% due 06/18/2038		626	763
0.364% due 06/18/2039		$7,245	6,966
Grecale RMBS SRL
0.709% due 01/27/2061	EUR	51,000	63,747
Greenpoint Mortgage Funding Trust
0.335% due 01/25/2037		$19,152	14,469
0.355% due 03/25/2047		250	210
0.365% due 04/25/2036		206	160
0.395% due 08/25/2045		644	556
0.415% due 10/25/2045		1,082	969
0.425% due 11/25/2045		111	89
0.465% due 10/25/2045		7,356	6,011
0.475% due 09/25/2046 ^		4,269	2,329
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033		98	96

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	37

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GS Mortgage Securities Trust
0.279% due 12/10/2043 (a)	$35,931	$417
0.832% due 12/10/2043 (a)	149,107	1,649
1.083% due 08/10/2046 (a)	127,163	6,403
1.192% due 03/10/2044 (a)	26,114	820
1.642% due 08/10/2043 (a)	154,493	10,122
1.865% due 08/10/2044 (a)	20,996	1,306
2.325% due 01/10/2045 (a)	7,204	797
2.753% due 05/10/2045 (a)	85,423	10,103
4.548% due 12/10/2043	7,000	6,638
GSMPS Mortgage Loan Trust
0.555% due 06/25/2034	231	202
GSMSC Pass-Through Trust
7.500% due 09/25/2036	1,443	1,260
7.500% due 10/25/2036	399	337
GSR Mortgage Loan Trust
0.605% due 07/25/2037 ^	441	321
1.850% due 04/25/2032	32	28
2.390% due 08/25/2034	116	109
2.470% due 07/25/2035	2,448	2,311
2.486% due 12/25/2034	930	890
2.525% due 08/25/2034	1,583	1,571
2.588% due 07/25/2035	8,131	7,767
2.597% due 09/25/2034	73	73
2.600% due 04/25/2036	3,055	2,791
2.601% due 05/25/2035	3,788	3,545
2.607% due 03/25/2037 ^	6,455	6,049
2.625% due 07/25/2035	508	504
2.630% due 09/25/2035	72	73
2.648% due 04/25/2035	201	198
2.656% due 08/25/2034	3,763	3,717
2.660% due 09/25/2035	110	111
2.665% due 05/25/2035	17,820	17,419
2.674% due 10/25/2035 ^	7,466	6,723
2.677% due 11/25/2035	491	451
2.682% due 09/25/2035	4,391	4,446
2.738% due 07/25/2035	3,866	3,485
2.741% due 05/25/2035	2,953	2,867
2.742% due 01/25/2036 ^	14,893	14,135
2.865% due 01/25/2035	3,103	3,087
2.873% due 01/25/2036 ^	388	360
4.858% due 04/25/2035	568	562
5.000% due 07/25/2036	862	717
5.002% due 11/25/2035	2,272	2,259
5.229% due 07/25/2035	483	484
5.500% due 03/25/2036	7,780	7,202
5.500% due 06/25/2036 ^	677	636
5.500% due 01/25/2037	10,868	10,472
5.750% due 02/25/2036 ^	1,747	1,643
5.750% due 02/25/2037	252	242
6.000% due 02/25/2021 ^	3,454	3,086
6.000% due 06/25/2036	5,381	5,166
6.000% due 09/25/2036	3,597	2,984
6.000% due 01/25/2037	258	253
6.000% due 07/25/2037 ^	603	552

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 09/25/2036		$3,360	$2,888
6.500% due 10/25/2036		2,201	1,986
HarborView Mortgage Loan Trust
0.323% due 12/19/2036 ^		299	207
0.333% due 11/19/2036		353	292
0.343% due 01/19/2038		2,957	2,546
0.363% due 11/19/2036		14,908	11,176
0.373% due 07/19/2047		1,218	1,078
0.393% due 01/19/2036		2,185	1,547
0.393% due 12/19/2036		8,806	6,196
0.403% due 01/19/2036		1,124	793
0.433% due 02/19/2036		3,335	2,613
0.443% due 07/19/2045		136	95
0.463% due 11/19/2035		3,126	2,807
0.463% due 08/19/2045		1,435	1,347
0.483% due 09/19/2035		293	226
0.503% due 01/19/2035		4,945	3,677
0.533% due 01/19/2035 ^		999	682
0.543% due 12/19/2034		14,592	11,639
0.553% due 12/19/2034		143	114
0.953% due 11/19/2034		478	393
0.965% due 12/19/2036 ^		19,615	16,237
1.280% due 06/19/2034		60	59
2.126% due 11/19/2034		238	223
2.485% due 12/19/2035 ^		6,087	4,728
2.526% due 06/19/2045		7,806	5,204
2.552% due 08/19/2034		3,537	3,651
2.568% due 08/19/2036 ^		2,267	1,674
2.587% due 07/19/2035		4,471	4,196
2.673% due 12/19/2035 ^		61	55
2.707% due 12/19/2035		219	202
2.714% due 07/19/2035		2,451	2,217
2.742% due 01/19/2035		1,350	1,339
3.182% due 06/19/2036		275	186
3.459% due 06/19/2036 ^		814	553
Hercules Eclipse PLC
0.798% due 10/25/2018	GBP	38,244	60,713
Hipocat FTA
0.373% due 07/15/2036	EUR	265	324
HomeBanc Mortgage Trust
0.455% due 05/25/2037		$549	481
HSI Asset Loan Obligation Resecuritization Trust
6.000% due 08/25/2036		23,676	20,873
HSI Asset Loan Obligation Trust
2.528% due 01/25/2037 ^		1,349	1,109
2.828% due 09/25/2037		21,724	17,867
4.977% due 01/25/2037		124	107
Impac CMB Trust
0.435% due 10/25/2035		20,410	17,013
0.675% due 04/25/2035		8,128	7,698
0.795% due 09/25/2034		572	550
Impac Secured Assets Trust
0.355% due 05/25/2036		188	158
0.505% due 05/25/2036		4,398	4,373

38	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Indus Eclipse PLC
0.728% due 01/25/2020	GBP	12,190	$19,472
IndyMac Adjustable Rate Mortgage Trust
1.707% due 01/25/2032		$5	5
IndyMac Mortgage Loan Trust
0.285% due 10/25/2036		242	210
0.345% due 09/25/2046		1,642	1,426
0.355% due 06/25/2047		30,733	23,969
0.365% due 05/25/2046		2,211	1,914
0.385% due 04/25/2035		2,528	2,250
0.385% due 07/25/2046		26,363	20,773
0.395% due 04/25/2035		14,781	13,930
0.395% due 07/25/2035		598	540
0.395% due 06/25/2037		289	258
0.435% due 03/25/2035		4,377	3,939
0.435% due 07/25/2035		775	437
0.455% due 06/25/2037 ^		927	462
0.475% due 02/25/2035		588	551
0.495% due 02/25/2035		2,138	1,750
0.755% due 04/25/2034		648	627
0.775% due 06/25/2034		23	22
0.795% due 07/25/2045		478	453
0.935% due 10/25/2036		86	68
0.955% due 08/25/2034		166	151
1.035% due 09/25/2034		120	102
2.044% due 06/25/2037 ^		5,277	4,090
2.279% due 06/25/2037		4,563	2,470
2.389% due 06/25/2035 ^		260	223
2.391% due 03/25/2035		53	53
2.401% due 08/25/2035		843	744
2.436% due 03/25/2035		3,612	3,634
2.441% due 04/25/2035		83	73
2.455% due 01/25/2036		570	539
2.461% due 01/25/2035		2,006	1,896
2.461% due 07/25/2035		13,088	9,678
2.480% due 03/25/2035		115	116
2.495% due 11/25/2035 ^		20,782	16,179
2.509% due 09/25/2036		11,832	9,980
2.544% due 12/25/2034		101	95
2.560% due 10/25/2034		139	137
2.566% due 01/25/2036		448	375
2.622% due 01/25/2036		5,130	4,894
2.649% due 09/25/2036		148	111
2.702% due 10/25/2034		605	618
2.752% due 09/25/2037		26,454	22,314
2.793% due 06/25/2036		490	355
2.822% due 03/25/2037 ^		5,222	4,861
2.933% due 01/25/2037		5,167	4,980
4.334% due 05/25/2036 ^		52,264	45,586
4.340% due 06/25/2036		1,689	1,634
4.375% due 08/25/2037		178	149
4.427% due 11/25/2035 ^		9,138	7,602
4.549% due 09/25/2035		963	857
4.579% due 08/25/2035		412	346
4.723% due 10/25/2035		339	294

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.736% due 11/25/2035	$1,713	$1,635
4.740% due 07/25/2036	4,154	3,842
4.857% due 12/25/2035 ^	69	56
4.998% due 08/25/2036	399	399
5.020% due 01/25/2037	30,532	29,406
6.250% due 11/25/2037 ^	3,242	2,963
6.500% due 09/25/2037	193	157
JPMorgan Alternative Loan Trust
0.425% due 03/25/2036 ^	3,741	3,300
2.562% due 05/25/2036 ^	2,658	2,202
5.500% due 02/25/2021 ^	270	262
6.310% due 08/25/2036	39,955	32,343
JPMorgan Chase Commercial Mortgage Securities Trust
0.501% due 09/12/2037 (a)	217,508	434
1.169% due 08/15/2046 (a)	108,209	4,957
1.717% due 04/15/2046 (a)	185,367	16,688
2.033% due 11/15/2043 (a)	193,063	12,185
2.113% due 05/15/2045 (a)	211,858	19,746
5.257% due 05/15/2047	44,779	47,086
5.647% due 08/12/2037	13,512	14,499
5.710% due 03/18/2051	2,000	2,169
JPMorgan Mortgage Trust
1.990% due 02/25/2034	20	20
2.028% due 10/25/2033	213	215
2.249% due 06/25/2035	1,135	1,145
2.453% due 11/25/2035	880	839
2.467% due 08/25/2036	14,432	12,485
2.490% due 07/25/2035	799	813
2.508% due 10/25/2035	669	669
2.518% due 06/25/2035	251	240
2.529% due 07/25/2035	335	337
2.534% due 08/25/2035 ^	7,334	7,197
2.536% due 11/25/2035	89	78
2.550% due 07/25/2035	5,377	5,367
2.550% due 04/25/2037 ^	2,819	2,560
2.552% due 08/25/2035	6,231	6,291
2.562% due 08/25/2036	148	128
2.564% due 07/25/2035	105	106
2.571% due 06/25/2037 ^	780	680
2.583% due 07/25/2035	991	986
2.601% due 06/25/2036	6,027	5,226
2.606% due 04/25/2035	318	329
2.607% due 07/25/2035	1,680	1,553
2.612% due 01/25/2037 ^	1,988	1,784
2.645% due 04/25/2035	1,753	1,809
2.646% due 04/25/2036	36,170	33,789
2.656% due 08/25/2035	79	80
2.660% due 10/25/2036	1,036	929
2.674% due 05/25/2036 ^	48	40
2.708% due 05/25/2036	9,883	8,919
2.718% due 02/25/2036	774	696
4.766% due 04/25/2037 ^	2,252	2,116
5.000% due 06/25/2021	834	827
5.000% due 03/25/2022	295	295
5.016% due 04/25/2037 ^	15,626	14,765

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	39

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.063% due 09/25/2035		$2,238	$2,228
5.093% due 04/25/2036		4,924	4,678
5.192% due 10/25/2035		29	28
5.500% due 01/25/2021 ^		234	238
5.500% due 03/25/2022		143	143
5.500% due 09/25/2035		12,948	13,537
5.500% due 01/25/2036 ^		2,930	2,819
5.500% due 08/25/2037 ^		9,059	8,067
5.544% due 06/25/2037 ^		16,896	15,610
5.551% due 06/25/2036		878	794
5.552% due 10/25/2036		1,762	1,632
5.750% due 03/25/2037 ^		1,058	928
6.000% due 07/25/2036		10,017	9,520
6.000% due 06/25/2037		33,933	29,225
6.000% due 08/25/2037 ^		2,801	2,514
6.500% due 09/25/2035		654	657
7.000% due 08/25/2037 ^		1,923	1,781
JPMorgan Resecuritization Trust
2.713% due 11/26/2034		70	69
KGS Alpha SBA Trust
1.043% due 04/25/2038		98,980	4,744
Kildare Securities Ltd.
0.294% due 12/10/2043	EUR	22,700	27,030
Lavender Trust
6.250% due 10/26/2036		$3,907	4,168
LB Commercial Mortgage Trust
5.517% due 07/15/2044		54,900	59,556
6.056% due 07/15/2044		46,339	50,980
LB-UBS Commercial Mortgage Trust
0.739% due 02/15/2040 (a)		31,459	402
5.387% due 02/15/2040		48,359	52,363
5.858% due 07/15/2040		23,145	24,560
Lehman Mortgage Trust
1.055% due 12/25/2035 ^		3,748	2,970
5.500% due 11/25/2035		479	460
5.500% due 12/25/2035 ^		115	100
5.521% due 01/25/2036		7,770	7,136
5.703% due 12/25/2035		9,014	7,865
6.140% due 04/25/2036		10,236	9,783
6.500% due 09/25/2037 ^		13,217	11,415
6.546% due 03/25/2037 ^(a)		30,126	6,317
Lehman XS Trust
0.255% due 05/25/2046 ^		2,755	2,384
0.315% due 03/25/2047		4,458	3,415
0.345% due 11/25/2046		489	410
0.355% due 08/25/2046		2,711	2,100
0.355% due 11/25/2046		24,920	19,459
0.355% due 07/25/2047		25,191	18,810
0.365% due 09/25/2046		288	226
0.425% due 12/25/2035		188	171
0.425% due 02/25/2036		500	437
0.455% due 12/25/2035 ^		37	22
1.005% due 09/25/2047		6,417	5,374
5.110% due 07/25/2035		2,277	2,075

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Luminent Mortgage Trust
0.355% due 02/25/2046		$231	$173
Mach One Commercial Mortgage-Backed Trust
5.936% due 05/28/2040		151	154
6.296% due 05/28/2040		2,473	2,522
Mansard Mortgages PLC
1.213% due 12/15/2049	GBP	20,702	33,128
MASTR Adjustable Rate Mortgages Trust
0.365% due 04/25/2046		$2,895	2,242
0.395% due 05/25/2037		1,345	925
0.495% due 05/25/2047 ^		4,924	2,791
1.671% due 09/25/2034		234	219
2.021% due 09/25/2033		1,413	1,415
2.171% due 05/25/2034		509	506
2.198% due 07/25/2035		5,695	5,004
2.397% due 12/25/2033		627	619
2.427% due 07/25/2035		1,277	1,141
2.466% due 09/25/2035 ^		1,660	1,251
2.500% due 10/25/2032		438	441
2.500% due 01/25/2034		181	163
2.509% due 12/25/2033		398	398
2.541% due 01/25/2036		38,022	38,245
2.629% due 02/25/2036		115	114
2.635% due 11/21/2034		1,806	1,854
2.643% due 04/21/2034		148	150
2.644% due 12/21/2034		425	377
2.651% due 07/25/2034		2,053	2,085
2.791% due 11/25/2036		223	206
3.018% due 10/25/2034		870	769
4.634% due 10/25/2032		668	660
5.184% due 06/25/2035		445	424
MASTR Alternative Loan Trust
5.500% due 07/25/2034		7,303	7,614
6.500% due 12/25/2034		139	142
7.000% due 06/25/2034		61	66
MASTR Asset Securitization Trust
5.500% due 07/25/2033		44	47
5.500% due 06/26/2034		277	273
5.750% due 02/25/2021		1,289	1,303
6.000% due 10/25/2022		66	65
6.000% due 06/25/2036 ^		909	860
MASTR Reperforming Loan Trust
0.505% due 05/25/2035		951	791
4.759% due 05/25/2036		345	329
6.000% due 08/25/2034		855	874
MASTR Seasoned Securitization Trust
2.436% due 10/25/2032		302	307
2.534% due 10/25/2032		50	51
3.248% due 10/25/2032		806	795
6.500% due 08/25/2032		158	180
MBS Bancaja Fondo de Titulizacion de Activos
0.336% due 02/25/2038	EUR	4,434	5,441

40	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.854% due 11/15/2031	$707	$708
0.894% due 09/15/2030	1,165	1,165
Merrill Lynch Alternative Note Asset Trust
0.325% due 02/25/2037	13,863	12,990
0.455% due 03/25/2037	416	183
2.708% due 06/25/2037 ^	43,236	29,347
Merrill Lynch Mortgage Investors Trust
0.405% due 11/25/2035	1,698	1,626
0.405% due 08/25/2036	23	23
0.615% due 03/25/2030	425	420
0.782% due 07/25/2030	6,665	6,521
0.815% due 06/25/2028	29	28
0.815% due 11/25/2029	4,711	4,598
0.830% due 03/25/2030	1,117	1,108
0.835% due 04/25/2028	45	44
0.925% due 01/25/2030	205	202
1.005% due 01/25/2029	1,207	1,204
1.010% due 10/25/2028	250	253
1.032% due 11/25/2029	330	322
1.155% due 10/25/2035	16	16
1.886% due 01/25/2029	87	88
1.936% due 01/25/2029	4,842	4,653
2.007% due 05/25/2029	264	269
2.112% due 05/25/2036	2,245	2,251
2.125% due 09/25/2029	1,024	1,035
2.127% due 04/25/2035	332	319
2.131% due 04/25/2029	901	901
2.132% due 12/25/2034	2,130	2,131
2.220% due 02/25/2033	82	79
2.358% due 05/25/2036	407	410
2.395% due 02/25/2034	268	272
2.457% due 07/25/2035	3,178	2,862
2.458% due 06/25/2035	4,700	4,528
2.462% due 02/25/2036	546	525
2.469% due 02/25/2035	6,697	6,753
2.519% due 07/25/2035	1,509	1,270
2.528% due 09/25/2033	33	33
2.533% due 06/25/2037	853	829
2.604% due 05/25/2036	730	700
2.623% due 12/25/2035	195	186
2.655% due 05/25/2034	317	315
2.754% due 03/25/2036 ^	5,422	3,759
5.008% due 09/25/2035	233	218
Merrill Lynch Mortgage Trust
0.530% due 02/12/2051 (a)	139,713	1,678
1.046% due 08/12/2039 (a)	1,981	4
Merrill Lynch Mortgage-Backed Securities Trust
2.514% due 08/25/2036	31,840	29,588
2.791% due 04/25/2037 ^	2,694	2,300
2.828% due 06/25/2037 ^	47	37
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.409% due 07/12/2046	42,377	45,380
6.079% due 08/12/2049	8,000	8,774

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Bank of America Merrill Lynch Trust
1.469% due 02/15/2047 (a)		$99,956	$7,290
2.302% due 11/15/2045 (a)		132,065	13,147
Morgan Stanley Capital Trust
0.421% due 11/12/2049 (a)		37,793	244
Morgan Stanley Dean Witter Capital, Inc. Trust
1.696% due 03/25/2033		713	683
5.980% due 09/15/2037		3,500	3,736
Morgan Stanley Mortgage Loan Trust
0.545% due 10/25/2034		154	153
0.605% due 07/25/2034		124	122
2.068% due 07/25/2034		594	598
2.133% due 06/25/2036		2,691	2,639
2.179% due 06/25/2036		911	873
2.429% due 10/25/2034		278	276
2.449% due 08/25/2034		127	128
2.462% due 07/25/2034		710	715
2.517% due 07/25/2035		786	728
4.569% due 11/25/2037 ^		10,540	7,940
5.167% due 09/25/2035 ^		221	173
5.447% due 07/25/2035		780	749
5.500% due 11/25/2035		220	209
5.524% due 11/25/2035		196	143
5.574% due 12/25/2035		1,374	1,264
5.750% due 09/25/2022 ^		36	35
6.000% due 08/25/2037 ^		1,038	947
6.513% due 08/25/2036 ^		9,966	5,763
Morgan Stanley Re-REMIC Trust
0.000% due 07/17/2056 (b)		1,009	1,004
2.718% due 02/26/2036		19,430	19,335
MortgageIT Trust
0.405% due 11/25/2035		14,664	12,586
Mortgages PLC
1.020% due 10/31/2038	GBP	1,791	2,841
Motel 6 Trust
1.857% due 10/05/2025 (a)		$50,000	150
2.743% due 10/05/2025		34,000	34,044
3.171% due 10/05/2025 (a)		48,500	253
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034		301	310
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035		2,404	2,484
Nemus Arden PLC
0.790% due 02/15/2020	GBP	5,732	9,185
Newgate Funding PLC
0.684% due 12/15/2050	EUR	938	1,171
0.730% due 12/01/2050	GBP	3,500	5,436
1.334% due 12/15/2050	EUR	5,097	6,164
1.563% due 12/15/2050	GBP	27,052	42,815
1.584% due 12/15/2050	EUR	8,527	10,001
1.813% due 12/15/2050	GBP	7,645	11,564
Nomura Asset Acceptance Corp.
0.435% due 04/25/2037		$312	252

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	41

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.432% due 10/25/2035		$726	$658
2.598% due 02/25/2036		3,913	3,423
3.012% due 02/25/2036 ^		1,472	1,197
5.159% due 03/25/2035		79	81
5.500% due 05/25/2033		21	21
6.000% due 05/25/2033		9	10
6.215% due 08/25/2036 ^		8,767	4,711
6.431% due 08/25/2036 ^		3,740	2,009
7.000% due 04/25/2033		8	8
Nomura Resecuritization Trust
0.724% due 08/27/2047		241,376	127,106
NovaStar Mortgage Funding Trust
0.345% due 09/25/2046		4,652	4,005
Opera Germany PLC
0.421% due 10/20/2014	EUR	18,563	23,396
Preferred Residential Securities PLC
1.663% due 12/15/2041	GBP	753	1,194
Prime Mortgage Trust
0.555% due 02/25/2019		$1	1
7.000% due 07/25/2034		558	571
Provident Funding Mortgage Loan Trust
0.445% due 05/25/2035		5,413	5,251
2.406% due 10/25/2035		366	361
2.489% due 04/25/2034		166	168
2.504% due 05/25/2035		1,247	1,257
RAAC Trust
5.905% due 01/25/2017		6	6
RBSSP Resecuritization Trust
0.405% due 03/26/2037		37,334	36,347
0.416% due 05/28/2047		61,329	43,604
0.455% due 03/26/2035		34	34
0.475% due 08/26/2045		114	84
2.203% due 12/26/2036		40,903	30,940
2.362% due 10/26/2036		21,015	13,017
3.141% due 08/28/2047		389,108	298,157
3.899% due 12/26/2036 ^		10,127	6,299
6.437% due 03/26/2036		19,163	11,983
Regal Trust
2.182% due 09/29/2031		903	742
Residential Accredit Loans, Inc. Trust
0.335% due 11/25/2036		6,466	4,757
0.335% due 06/25/2046		2,625	1,208
0.355% due 05/25/2047		4,586	3,841
0.360% due 09/25/2046		14,440	9,877
0.405% due 02/25/2036 ^		980	670
0.425% due 05/25/2046 ^		3,496	1,731
0.435% due 12/25/2045		1,000	744
0.455% due 08/25/2035		10,325	8,225
0.485% due 03/25/2037		321	122
0.515% due 01/25/2037 ^		2,396	1,616
0.555% due 03/25/2033		89	88
0.555% due 06/25/2036		688	444
1.115% due 01/25/2046		40,001	29,406
1.475% due 09/25/2045		1,402	1,146

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.086% due 07/25/2035		$21,899	$19,530
3.170% due 08/25/2035 ^		827	455
3.290% due 12/26/2034		366	277
3.522% due 07/25/2035		215	174
5.000% due 09/25/2019		171	176
5.500% due 08/25/2034		1	1
5.500% due 01/25/2035		4,767	4,875
5.500% due 08/25/2035 ^		95	87
5.750% due 12/25/2021		529	516
6.000% due 10/25/2034		23,684	24,931
6.000% due 08/25/2035		1,478	1,318
6.000% due 10/25/2035		23,041	18,423
6.000% due 12/25/2035 ^		68	60
6.000% due 12/25/2035		7,955	7,049
6.000% due 08/25/2036 ^		1,253	1,064
6.000% due 09/25/2036		9,912	7,907
6.000% due 01/25/2037		347	298
6.000% due 02/25/2037		32,509	26,256
6.000% due 05/25/2037		4,062	3,346
6.000% due 06/25/2037		23,178	18,964
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		228	243
7.500% due 12/25/2031		88	92
7.500% due 05/25/2032		126	130
7.500% due 07/25/2032		916	900
Residential Asset Securitization Trust
0.505% due 06/25/2036		10,760	5,737
0.655% due 03/25/2035		487	389
4.750% due 02/25/2019		53	54
5.500% due 07/25/2035		2,790	2,578
6.000% due 11/25/2036		9,490	7,052
6.000% due 01/25/2037		6,511	4,986
6.250% due 11/25/2036		2,734	2,084
6.500% due 09/25/2036		5,717	4,343
Residential Funding Mortgage Securities, Inc. Trust
2.687% due 09/25/2035		2,973	2,524
2.718% due 08/25/2035 ^		6,338	5,174
3.692% due 10/25/2037		22,219	18,385
3.816% due 09/25/2036 ^		21	19
3.853% due 04/25/2037		4,684	4,039
5.250% due 01/25/2036		279	262
5.500% due 03/25/2037		10,608	9,560
5.786% due 07/27/2037 ^		484	427
5.946% due 10/25/2037		23,687	20,409
6.000% due 04/25/2037 ^		9,898	8,860
6.000% due 04/25/2037		528	474
6.000% due 10/25/2037 ^		1,667	1,451
6.500% due 03/25/2032		96	100
Rivoli Pan Europe PLC
0.388% due 08/03/2018	EUR	3,311	4,127
RMAC Securities PLC
0.385% due 06/12/2044		$4,630	4,441
0.713% due 06/12/2044	GBP	15,924	24,653
0.733% due 06/12/2044		2,644	4,067

42	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$2,008	$2,110
5.336% due 05/16/2047		13,482	14,417
Sandwell Commercial Finance PLC
2.001% due 05/11/2039	GBP	4,000	5,843
Selkirk Ltd.
1.183% due 02/20/2041		$22,185	22,177
1.329% due 02/20/2041		67,307	66,543
Sequoia Mortgage Trust
0.474% due 11/20/2034		270	260
0.504% due 07/20/2033		151	144
0.620% due 01/20/2035		130	122
0.650% due 11/20/2034		653	637
0.774% due 08/20/2034		1,633	1,563
0.794% due 01/20/2034		773	750
0.814% due 06/20/2033		1,281	1,249
0.854% due 09/20/2034		974	941
0.914% due 10/20/2027		11	10
0.914% due 04/20/2033		261	263
0.954% due 10/20/2027		148	146
1.054% due 12/20/2032		80	80
1.129% due 04/20/2033		1,183	1,186
2.330% due 01/20/2047 ^		818	714
2.429% due 02/20/2047		574	503
2.440% due 09/20/2046		11,084	8,990
2.545% due 07/20/2037		1,271	1,076
2.568% due 08/20/2047		18,293	16,177
2.639% due 04/20/2035		1,089	1,092
2.664% due 09/20/2046		1,316	1,133
5.026% due 07/20/2037 ^		16,292	15,732
Silenus European Loan Conduit Ltd.
0.348% due 05/15/2019	EUR	1,659	2,067
Silver Oak Ltd.
1.683% due 06/21/2018		$9,000	9,124
Silverstone Master Issuer PLC
1.784% due 01/21/2055		2,000	2,016
Southern Pacific Financing PLC
1.159% due 12/10/2042	GBP	480	729
Structured Adjustable Rate Mortgage Loan Trust
0.385% due 05/25/2035		$22	22
0.635% due 06/25/2035		193	194
1.305% due 12/25/2037		17,176	12,279
1.832% due 10/25/2037 ^		9,750	6,538
2.384% due 04/25/2034		33	32
2.386% due 06/25/2034		428	440
2.387% due 12/25/2034		4,128	4,132
2.390% due 03/25/2034		268	272
2.397% due 05/25/2035		16,769	16,078
2.419% due 05/25/2034		843	848
2.421% due 09/25/2034		232	234
2.432% due 12/25/2035		4,516	4,235
2.437% due 07/25/2034		1,640	1,654
2.451% due 03/25/2035		19,926	18,356
2.452% due 10/25/2034		340	345

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.452% due 05/25/2035	$71	$63
2.453% due 08/25/2034	54	52
2.454% due 11/25/2034	755	755
2.459% due 04/25/2035	193	189
2.461% due 12/25/2034	107	102
2.473% due 02/25/2034	1,544	1,568
2.486% due 09/25/2035	11,870	10,743
2.492% due 11/25/2034	3,777	3,827
2.504% due 03/25/2035	2,937	2,917
2.530% due 08/25/2035	3,342	3,154
2.564% due 11/25/2035 ^	399	324
2.570% due 11/25/2035	927	732
4.450% due 02/25/2037	3,847	3,703
4.476% due 01/25/2037 ^	15,983	12,495
4.544% due 09/25/2036	22,055	17,713
4.607% due 07/25/2037 ^	93	73
4.758% due 05/25/2036 ^	12,323	9,484
4.781% due 09/25/2036	6,621	5,549
4.874% due 02/25/2037	6,155	5,959
4.883% due 11/25/2035	2,475	2,205
4.910% due 10/25/2035	8,449	7,821
4.936% due 05/25/2036	34	28
5.027% due 05/25/2036	834	779
5.032% due 02/25/2036 ^	12,543	10,532
5.037% due 03/25/2036 ^	3,012	2,576
5.087% due 01/25/2036 ^	9,375	7,182
5.122% due 07/25/2035 ^	10,761	9,472
5.366% due 02/25/2036 ^	15,724	12,643
Structured Asset Mortgage Investments Trust
0.275% due 08/25/2036	45	35
0.335% due 07/25/2046	24,673	20,226
0.345% due 06/25/2036	5,297	4,546
0.345% due 07/25/2046 ^	15,357	10,317
0.345% due 07/25/2046	250	206
0.355% due 05/25/2036	23,719	17,868
0.365% due 04/25/2036	45,067	33,786
0.365% due 08/25/2036	18,064	14,436
0.365% due 05/25/2046	787	609
0.365% due 09/25/2047	50,454	35,682
0.385% due 02/25/2036	91,607	74,777
0.385% due 05/25/2045	1,198	1,099
0.385% due 07/25/2046 ^	69	19
0.403% due 07/19/2035	7,373	6,875
0.435% due 02/25/2036	14,396	11,598
0.455% due 08/25/2036 ^	6,745	2,870
0.833% due 05/19/2035	3,503	3,444
2.557% due 02/19/2035	12	12
4.231% due 05/25/2045	226	186
Structured Asset Securities Corp.
0.505% due 04/25/2035	677	568
2.496% due 12/25/2033	282	280
Structured Asset Securities Corp. Mortgage Loan Trust
0.755% due 10/25/2027	894	882

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	43

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.352% due 03/25/2033		$329	$330
2.362% due 07/25/2033		855	874
2.379% due 01/25/2034		428	420
2.397% due 08/25/2032		77	77
2.434% due 09/25/2033		840	846
2.478% due 11/25/2033		270	268
2.540% due 11/25/2033		675	666
2.743% due 09/25/2032		42	42
5.507% due 07/25/2034		19,301	19,821
5.750% due 09/25/2034		937	929
Structured Asset Securities Corp. Trust
5.750% due 02/25/2035		11,844	12,419
Suntrust Adjustable Rate Mortgage Loan Trust
2.717% due 04/25/2037 ^		6,388	5,403
2.986% due 10/25/2037		3,187	2,867
6.005% due 02/25/2037		1,792	1,794
Taurus CMBS PLC
0.402% due 04/22/2015	EUR	7,433	9,176
TdA S.A. FDA
0.332% due 09/22/2032		1,417	1,763
0.332% due 06/22/2045		925	1,134
0.342% due 03/22/2035		1,401	1,714
0.362% due 03/22/2035		1,065	1,309
0.479% due 12/27/2030		805	1,003
0.479% due 09/30/2032		118	148
Thornburg Mortgage Securities Trust
0.695% due 03/25/2044		$309	276
2.043% due 12/25/2044		115	113
2.082% due 10/25/2043		670	661
5.750% due 06/25/2047		42,649	43,593
TIAA CMBS Trust
5.770% due 06/19/2033		9,488	9,686
UBS Commercial Mortgage Trust
2.474% due 05/10/2045 (a)		189,254	23,133
UBS-Barclays Commercial Mortgage Trust
1.489% due 04/10/2046 (a)		85,799	6,960
Union de Creditos Inmobiliarios
0.242% due 06/22/2036	EUR	2,094	2,535
Utrecht Finance BV
3.209% due 07/28/2016		1,876	2,387
Wachovia Bank Commercial Mortgage Trust
0.294% due 06/15/2020		$28,435	27,960
5.509% due 04/15/2047		3,525	3,774
5.933% due 06/15/2049		25,125	27,217
6.140% due 02/15/2051		18,743	20,395
Wachovia Mortgage Loan Trust LLC
2.514% due 10/20/2035		882	901
2.539% due 10/20/2035 ^		908	798
2.661% due 05/20/2036		697	677
2.665% due 08/20/2035 ^		805	705
5.442% due 10/20/2035		3,764	3,771
6.067% due 03/20/2037 ^		222	210

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Commercial Mortgage Securities Trust
5.170% due 05/25/2036	$4,111	$4,210
WaMu Mortgage Pass-Through Certificates Trust
0.385% due 04/25/2045	5,603	5,383
0.415% due 11/25/2045	1,347	1,276
0.425% due 12/25/2045	6,015	5,645
0.445% due 07/25/2045	5,083	4,883
0.445% due 12/25/2045	11,585	10,647
0.465% due 01/25/2045	2,294	2,207
0.475% due 07/25/2045	6,214	5,961
0.485% due 01/25/2045	15,706	14,726
0.495% due 01/25/2045	10,262	9,784
0.505% due 01/25/2045	266	250
0.525% due 11/25/2034	5,351	5,177
0.575% due 07/25/2044	709	684
0.578% due 10/25/2044	3,974	3,882
0.588% due 10/25/2044	5,155	5,017
0.595% due 11/25/2034	107	100
0.595% due 07/25/2044	19,199	17,950
0.845% due 01/25/2047	3,299	3,116
0.855% due 01/25/2047	3,819	3,219
0.865% due 06/25/2047	11,045	9,699
0.875% due 04/25/2047	300	225
0.935% due 10/25/2045	4,188	4,206
0.935% due 12/25/2046	544	455
1.075% due 09/25/2046	17,982	15,864
1.095% due 06/25/2046	2,071	2,012
1.095% due 07/25/2046	33,010	29,078
1.105% due 06/25/2046	5,168	4,565
1.115% due 02/25/2046	1,539	1,472
1.185% due 01/25/2046	1,254	1,222
1.315% due 11/25/2042	417	410
1.515% due 08/25/2042	244	237
1.572% due 12/19/2039	216	214
1.794% due 10/25/2036 ^	3,412	2,894
1.831% due 01/25/2037 ^	19,997	17,368
1.919% due 10/25/2036 ^	819	705
1.926% due 02/27/2034	31	30
1.933% due 01/25/2037 ^	2,444	2,133
2.021% due 11/25/2036 ^	2,597	2,223
2.041% due 12/25/2036 ^	166	146
2.042% due 11/25/2036 ^	10,518	9,410
2.049% due 12/25/2036 ^	485	429
2.056% due 06/25/2037	5,368	4,688
2.091% due 09/25/2036	24,369	21,738
2.132% due 03/25/2037 ^	58,584	52,283
2.176% due 07/25/2046	12,929	11,828
2.203% due 12/25/2036 ^	11,405	10,366
2.226% due 09/25/2036 ^	1,402	1,285
2.293% due 02/25/2037	59,600	53,778
2.309% due 02/25/2037 ^	1,677	1,460
2.309% due 02/25/2037	50,368	43,861
2.328% due 10/25/2035	14,113	13,797
2.332% due 03/25/2036	7,645	7,168
2.357% due 03/25/2037	5,916	5,665
2.357% due 07/25/2037 ^	32,397	29,205

44	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.364% due 12/25/2035	$5,930	$5,779
2.374% due 01/25/2036	3,425	3,279
2.375% due 02/25/2037 ^	1,215	1,080
2.398% due 09/25/2035	1,192	1,136
2.406% due 03/25/2035	4,678	4,686
2.414% due 08/25/2034	2,362	2,381
2.431% due 10/25/2034	2,025	2,041
2.437% due 02/25/2033	1,243	1,235
2.526% due 01/25/2036	9,976	8,973
2.843% due 05/25/2037 ^	23,894	19,962
3.980% due 01/25/2037	4,703	4,384
3.980% due 01/25/2037 ^	9,381	8,744
4.335% due 03/25/2037	36,730	33,948
4.531% due 04/25/2037	46	1
4.579% due 02/25/2037 ^	8,942	8,294
4.607% due 08/25/2036 ^	30,753	28,527
4.609% due 05/25/2037	3,932	3,783
4.620% due 01/25/2036 ^	1,120	1,057
4.623% due 07/25/2037 ^	7,276	6,869
5.225% due 08/25/2035	132	128
Washington Mutual Alternative Mortgage Pass-Through Certificates
6.000% due 04/25/2036	7,445	6,210
6.500% due 03/25/2036	26,855	20,675
Washington Mutual Mortgage Pass-Through Certificates Trust
0.385% due 12/25/2036	13,245	10,467
0.415% due 12/25/2035	798	699
0.555% due 07/25/2035	3,165	2,559
0.755% due 03/25/2036 ^	4,110	3,065
0.815% due 04/25/2047	10,880	8,848
0.835% due 12/25/2046	14,604	10,509
0.885% due 04/25/2047	15,325	12,530
0.965% due 10/25/2046 ^	35,622	25,433
1.057% due 04/25/2046	2,860	2,316
1.600% due 06/25/2033	136	132
1.605% due 09/25/2035	3,904	3,345
5.000% due 03/25/2018	2	2
5.500% due 06/25/2035	6,823	6,612
5.500% due 11/25/2035 ^	1,415	1,190
5.750% due 11/25/2035 ^	1,835	1,643
5.750% due 01/25/2036 ^	8,415	7,564
6.500% due 05/25/2036	11,571	8,545
6.500% due 08/25/2036	62,190	42,752
7.500% due 04/25/2033	47	52
Wells Fargo Commercial Mortgage Trust
1.601% due 11/15/2043 (a)	100,490	6,317
Wells Fargo Mortgage Loan Trust
2.672% due 12/27/2046	29,912	15,172
Wells Fargo Mortgage-Backed Securities Trust
0.455% due 04/25/2037	1,273	1,069
2.494% due 09/25/2036 ^	5,601	5,271
2.579% due 10/25/2034	172	174
2.597% due 08/25/2033	179	184
2.599% due 06/25/2035	511	521

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.600% due 06/25/2035		$388	$391
2.603% due 03/25/2036		2,058	2,015
2.606% due 10/25/2034		24	24
2.606% due 10/25/2035		1,208	1,220
2.609% due 03/25/2035		104	103
2.609% due 05/25/2035		870	874
2.610% due 02/25/2035		1,019	1,030
2.610% due 04/25/2035		1,756	1,776
2.610% due 04/25/2036 ^		5,039	4,956
2.610% due 07/25/2036		71,266	69,591
2.611% due 10/25/2036 ^		4,283	4,152
2.612% due 02/25/2034		848	866
2.612% due 07/25/2034		191	193
2.612% due 12/25/2034		144	146
2.612% due 04/25/2036		536	540
2.613% due 09/25/2034		248	254
2.613% due 11/25/2034		794	800
2.613% due 03/25/2035		259	256
2.613% due 05/25/2036		9,788	9,263
2.614% due 08/25/2036		3,481	3,326
2.615% due 09/25/2034		165	169
2.615% due 01/25/2035		265	267
2.615% due 03/25/2035		48,144	49,507
2.615% due 06/25/2035		158	159
2.615% due 03/25/2036		3,208	3,218
2.618% due 09/25/2034		461	474
2.619% due 06/25/2034		682	697
2.628% due 07/25/2034		573	592
2.629% due 03/25/2036 ^		5,615	5,405
5.254% due 06/26/2035		3,570	3,594
5.500% due 08/25/2035		50	52
5.500% due 03/25/2036		1,349	1,386
5.500% due 04/25/2036		410	404
5.500% due 09/25/2037		1,052	1,076
5.594% due 04/25/2036		2,071	2,053
5.680% due 04/25/2037		993	984
5.750% due 03/25/2037 ^		4,300	4,195
6.000% due 06/25/2036 ^		1,299	1,289
6.000% due 07/25/2036		381	387
6.000% due 08/25/2036		3,171	3,280
6.000% due 09/25/2036		257	252
6.000% due 11/25/2036		916	890
6.000% due 06/25/2037		6,618	6,568
6.000% due 07/25/2037 ^		2,001	2,000
6.000% due 08/25/2037		592	592
6.000% due 10/25/2037		1,208	1,229
6.000% due 11/25/2037		381	383
18.963% due 03/25/2036		361	482
Wells Fargo Re-REMIC Trust
5.933% due 05/16/2017		8,501	9,158
Wells Fargo-RBS Commercial Mortgage Trust
0.598% due 03/15/2047 (a)		83,202	3,318
2.610% due 04/15/2045 (a)		97,669	10,956
Windermere CMBS Ltd.
0.652% due 04/22/2018	EUR	15,227	18,831

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	45

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Windermere CMBS PLC
0.816% due 04/24/2017	GBP	616	$993

Total Mortgage-Backed Securities (Cost $9,612,890)			10,540,883

ASSET-BACKED SECURITIES 18.9%
Aames Mortgage Investment Trust
1.355% due 06/25/2035		$5,100	4,021
Aames Mortgage Trust
1.175% due 10/25/2033		4,763	4,616
ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030		25,691	25,745
Accredited Mortgage Loan Trust
0.335% due 04/25/2036		810	791
0.625% due 04/25/2035		2,495	2,285
0.640% due 09/25/2035		7,220	5,476
0.755% due 04/25/2034		1,466	1,379
0.755% due 07/25/2034		13,449	12,267
5.210% due 01/25/2034		4,231	4,135
ACE Securities Corp.
0.215% due 10/25/2036		396	147
0.245% due 07/25/2036 ^		2,011	796
0.275% due 12/25/2036		15,360	7,987
0.305% due 04/25/2036		24,958	22,469
0.305% due 07/25/2036		38,219	19,316
0.310% due 08/25/2036		4,915	4,237
0.395% due 07/25/2036		14,043	7,224
0.455% due 12/25/2045		1,133	1,125
0.485% due 11/25/2035		4,035	3,946
0.725% due 07/25/2035		5,000	4,535
0.805% due 07/25/2035		18,000	15,488
0.855% due 08/25/2045		9,117	8,852
0.955% due 02/25/2034		594	571
1.055% due 09/25/2033		302	286
1.130% due 06/25/2034		17,547	16,612
1.205% due 12/25/2033		2,887	2,746
1.235% due 02/25/2035		1,723	1,691
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.755% due 06/25/2034		62	61
1.205% due 01/25/2034		588	575
AFC Home Equity Loan Trust
0.755% due 09/27/2027		225	210
1.035% due 02/25/2029		694	601
Aimco CLO
0.484% due 10/20/2019		13,079	13,024
Alba SPV SRL
1.701% due 04/20/2040	EUR	30,308	38,442
ALM Ltd.
1.464% due 02/13/2023		$10,000	9,999

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AMAC CDO Funding
0.429% due 11/23/2050		$10,892	$10,675
0.454% due 11/23/2050		27,881	26,562
American Money Management Corp. CLO Ltd.
0.484% due 12/19/2019		288	289
Ameriquest Mortgage Securities Trust
0.395% due 10/25/2036		6,230	2,829
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.585% due 01/25/2036		15,183	13,040
0.605% due 01/25/2036		6,211	5,686
0.635% due 03/25/2035		4,000	3,851
0.655% due 09/25/2035		5,050	4,455
0.685% due 03/25/2035		9,000	7,864
0.755% due 08/25/2035		12,000	11,847
0.805% due 08/25/2035		12,300	10,767
0.855% due 11/25/2033		214	192
1.070% due 01/25/2035		1,189	879
1.145% due 11/25/2034		24,699	21,785
1.175% due 08/25/2034		8,007	6,718
1.190% due 12/25/2033		1,122	1,072
1.880% due 05/25/2034		11,176	8,373
3.680% due 11/25/2032 ^		49	5
4.411% due 07/25/2033		3,433	3,118
5.140% due 10/25/2033		195	195
5.323% due 12/25/2033		66	65
5.444% due 11/25/2035		853	851
5.780% due 02/25/2033 ^		2	0
Amortizing Residential Collateral Trust
0.735% due 07/25/2032		208	192
Aquilae CLO PLC
0.546% due 01/17/2023	EUR	2,515	3,169
Arbor Realty Mortgage Securities
0.684% due 02/21/2040		$1,418	1,393
Ares CLO Ltd.
0.865% due 11/25/2020		7,975	7,957
Argent Securities Trust
0.245% due 07/25/2036		7,117	3,132
0.305% due 07/25/2036		2,120	942
0.335% due 04/25/2036		7,501	3,149
0.425% due 05/25/2036		14,279	6,114
0.435% due 04/25/2036		4,676	1,998
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.385% due 01/25/2036		2,436	1,664
0.645% due 10/25/2035		8,000	6,421
1.190% due 01/25/2034		4,413	4,267
1.205% due 12/25/2033		725	704
Asset-Backed Funding Certificates Trust
0.265% due 01/25/2037		11,767	7,405
0.315% due 11/25/2036		17,609	9,661
0.315% due 01/25/2037		8,003	5,073
0.375% due 01/25/2037		40,018	25,590
0.830% due 06/25/2035		18,205	16,504

46	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.855% due 06/25/2034		$3,468	$3,266
1.155% due 06/25/2037		5,990	4,281
1.280% due 12/25/2032		2,444	2,323
Asset-Backed Securities Corp. Home Equity Loan Trust
0.295% due 07/25/2036		760	712
1.055% due 06/25/2035		2,900	2,418
1.100% due 05/25/2035		3,500	3,306
1.130% due 12/15/2033		8,618	8,306
1.355% due 06/25/2034		3,330	2,897
1.804% due 03/15/2032		564	540
Associates Manufactured Housing Pass-Through Certificates
7.025% due 03/15/2028		2,272	2,300
7.150% due 03/15/2028		5,551	6,624
Avoca CLO PLC
0.438% due 09/15/2021	EUR	990	1,245
0.516% due 08/03/2022		2,424	3,060
Babson CLO Ltd.
2.234% due 09/28/2021		$2,500	2,501
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025		5,000	6,511
Bayview Financial Acquisition Trust
0.502% due 05/28/2037		12,079	9,254
0.782% due 05/28/2044		80	80
5.660% due 12/28/2036		468	469
Bayview Financial Asset Trust
0.605% due 03/25/2037		13,190	11,504
0.955% due 03/25/2037		6,854	6,031
0.955% due 12/25/2039		1,013	964
1.055% due 03/25/2037		7,170	6,015
1.305% due 03/25/2037		3,896	2,957
1.655% due 03/25/2037		3,608	2,468
Bayview Financial Mortgage Pass-Through Trust
0.422% due 04/28/2036		207	202
Bayview Financial Revolving Asset Trust
1.082% due 12/28/2040		7,538	5,808
Bayview Opportunity Master Fund Trust
3.721% due 04/28/2018		6,573	6,561
Bear Stearns Asset-Backed Securities Trust
0.225% due 12/25/2036		483	485
0.265% due 11/25/2036		12,722	12,192
0.265% due 02/25/2037		3,264	3,087
0.285% due 10/25/2036		133	133
0.295% due 10/25/2036		9,116	8,498
0.305% due 06/25/2036		29,287	27,033
0.325% due 05/25/2036 ^		7,995	6,918
0.325% due 10/25/2036		9,332	8,090
0.325% due 12/25/2036		14,824	11,650
0.335% due 06/25/2047		24,788	24,007
0.395% due 06/25/2047		5,000	4,255
0.435% due 04/25/2036		13,230	12,414
0.475% due 08/25/2036		9,157	9,086
0.505% due 04/25/2037		14,198	6,499

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.505% due 05/25/2037 ^		$14,281	$7,893
0.555% due 08/25/2036		6,607	6,430
0.555% due 09/25/2046		9,351	8,073
0.585% due 12/25/2035		6,836	5,966
0.605% due 11/25/2035 ^		8,469	7,322
0.605% due 08/25/2036		7,308	6,076
0.628% due 09/25/2034		248	238
0.645% due 07/25/2035		173	170
0.645% due 06/25/2036		3,289	3,247
0.815% due 10/25/2032		43	41
0.825% due 06/25/2035		10,136	8,224
0.835% due 06/25/2035		7,500	6,892
0.875% due 07/25/2035		16,508	15,706
0.955% due 10/27/2032		90	87
0.955% due 12/25/2042		1,900	1,886
1.130% due 02/25/2034		1,013	933
1.155% due 10/25/2037		4,346	4,089
1.155% due 11/25/2042		2,174	2,086
1.255% due 10/25/2033		319	296
2.030% due 08/25/2034		1,939	1,795
2.945% due 10/25/2036		257	207
5.500% due 08/25/2035		12,432	12,206
5.500% due 10/25/2035		15,697	15,843
5.500% due 08/25/2036		1,421	1,425
5.750% due 10/25/2033		718	754
6.000% due 06/25/2034		836	903
6.000% due 08/25/2036		7,891	6,290
6.500% due 08/25/2036		5,072	3,526
Berica Asset-Backed Security SRL
0.382% due 12/31/2055	EUR	129,232	162,244
0.470% due 11/30/2051		61,967	77,824
BlackRock Senior Income
0.474% due 04/20/2019		$4,165	4,125
BNC Mortgage Loan Trust
0.255% due 03/25/2037		5,620	5,279
0.255% due 05/25/2037		3,442	3,304
0.405% due 11/25/2037		114	114
Bombardier Capital Mortgage Securitization Corp.
5.980% due 01/15/2018		2,536	2,556
6.530% due 10/15/2028		2,865	3,003
6.805% due 12/15/2030		3,173	3,416
6.975% due 12/15/2029		9,400	5,428
7.180% due 12/15/2029		20,648	12,018
7.575% due 06/15/2030		16,676	9,844
Buckingham CDO Ltd.
0.406% due 04/05/2041		760,229	181,239
0.406% due 09/05/2051		1,061,193	162,787
Cadogan Square CLO BV
0.622% due 08/12/2022	EUR	3,160	3,957
Callidus Debt Partners CLO Fund Ltd.
0.472% due 11/20/2020		$5,330	5,299
0.602% due 11/20/2020		8,000	7,801
Carrington Mortgage Loan Trust
0.305% due 07/25/2036		104,158	77,598

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	47

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.375% due 01/25/2037		$17,797	$11,089
0.405% due 10/25/2036		12,503	7,494
0.475% due 10/25/2035		10	10
0.575% due 02/25/2037		1,688	1,058
CBRE Realty Finance CDO Ltd.
0.482% due 04/07/2052		429	428
CDC Mortgage Capital Trust
1.070% due 11/25/2034		219	211
Celf Loan Partners PLC
0.654% due 11/01/2023	EUR	11,288	14,194
Centex Home Equity Loan Trust
0.775% due 09/25/2034		$1,316	1,180
5.210% due 11/25/2028		832	837
Chase Funding Trust
0.655% due 05/25/2032		116	113
0.755% due 07/25/2033		15	15
CHEC Loan Trust
0.795% due 06/25/2034		581	520
CIT Group Home Equity Loan Trust
1.130% due 12/25/2031		411	389
CIT Mortgage Loan Trust
1.405% due 10/25/2037		599	599
1.605% due 10/25/2037		1,380	1,292
Citigroup Mortgage Loan Trust, Inc.
0.215% due 07/25/2045		3,085	2,730
0.255% due 12/25/2036		7,683	4,574
0.315% due 09/25/2036		11,798	7,747
0.325% due 03/25/2036		1,037	906
0.335% due 01/25/2037		21,820	14,112
0.335% due 03/25/2037		1,536	1,505
0.355% due 11/25/2045		1,151	1,118
0.395% due 10/25/2036		28,400	26,875
0.565% due 10/25/2035		19,526	16,895
0.615% due 09/25/2035		7,733	7,702
0.635% due 09/25/2035 ^		12,600	11,749
1.355% due 09/25/2033		1,224	1,115
5.249% due 08/25/2035		303	299
COA Summit CLO Ltd.
1.584% due 04/20/2023		101,300	101,249
Cobalt Commercial Mortgage Trust
0.518% due 04/26/2050		59,407	58,338
0.564% due 04/26/2050		21,938	21,113
0.804% due 11/28/2022		7,272	6,909
Commercial Industrial Finance Corp.
0.493% due 05/10/2021		2,656	2,624
0.494% due 03/01/2021		1,201	1,191
Conseco Finance Securitizations Corp.
2.203% due 12/01/2033		24,500	23,591
6.030% due 03/01/2033		7,453	7,622
6.910% due 05/01/2033		40,275	44,994
7.360% due 08/01/2032		10,223	11,390
7.424% due 03/01/2033		12,000	13,492
7.490% due 07/01/2031		56,219	62,935

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.770% due 09/01/2031	$17,295	$19,264
7.954% due 12/01/2033	8,000	8,996
7.960% due 05/01/2031	26,964	21,716
7.970% due 05/01/2032	5,939	4,132
8.060% due 05/01/2031	8,084	5,672
8.200% due 05/01/2031	38,763	32,464
8.310% due 05/01/2032	34,857	25,084
8.850% due 12/01/2030	2,016	1,438
Conseco Financial Corp.
6.040% due 11/01/2029	1	1
6.440% due 12/01/2030	15,777	15,619
6.660% due 06/01/2030	6,416	6,885
6.680% due 12/01/2030	544	545
6.740% due 02/01/2031	594	596
6.760% due 03/01/2030	4,266	4,620
6.870% due 01/15/2029	220	230
7.240% due 11/15/2028	16,882	18,195
7.410% due 05/01/2031	954	836
7.550% due 01/15/2029	2,142	2,266
7.860% due 03/01/2030	20,269	18,633
Coronado CDO Ltd.
0.753% due 09/04/2038	21,363	20,797
Countrywide Asset-Backed Certificates
0.275% due 06/25/2047	4,981	4,908
0.295% due 07/25/2037	103,300	81,576
0.295% due 08/25/2037	29,000	23,863
0.305% due 01/25/2037	11,993	11,386
0.305% due 02/25/2037	9,828	8,922
0.305% due 05/25/2037	38,829	33,730
0.305% due 04/25/2046	28,108	26,115
0.305% due 03/25/2047	19,855	17,051
0.305% due 06/25/2047	27,607	22,276
0.315% due 03/25/2037	16,846	14,896
0.315% due 09/25/2046	23,016	18,865
0.325% due 05/25/2037	9,502	8,484
0.325% due 06/25/2047	8,447	7,538
0.325% due 09/25/2047	18,707	18,419
0.335% due 07/25/2036	10,357	10,174
0.335% due 09/25/2036	2,655	2,595
0.345% due 06/25/2036	935	914
0.345% due 07/25/2036	4,749	4,656
0.345% due 06/25/2047	45,397	38,958
0.375% due 09/25/2037	18,468	14,262
0.375% due 06/25/2047	12,733	6,344
0.375% due 09/25/2047	37,452	28,500
0.385% due 05/25/2037	5,000	2,906
0.385% due 07/25/2037	5,000	2,380
0.395% due 04/25/2036	25,950	20,781
0.395% due 06/25/2037	13,500	11,410
0.405% due 03/25/2036 ^	25,286	21,899
0.405% due 04/25/2036	187	183
0.455% due 07/25/2036	2,000	1,788
0.475% due 10/25/2036	5,835	4,758
0.485% due 07/25/2036	2,781	2,063
0.495% due 12/25/2036 ^	27,755	16,639
0.505% due 03/25/2036 ^	5,396	4,689

48	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.505% due 05/25/2046	$4,970	$4,761
0.540% due 11/25/2035	5,097	4,861
0.605% due 03/25/2047 ^	15,129	10,249
0.615% due 11/25/2035	1,520	1,503
0.615% due 01/25/2036	12,500	12,067
0.675% due 01/25/2036	23,050	19,345
0.755% due 08/25/2035	6,443	6,361
0.855% due 12/25/2033	2,748	2,631
0.865% due 08/25/2035	5,000	3,857
0.905% due 05/25/2034	3,253	3,113
0.935% due 11/25/2034	1,145	1,137
0.955% due 10/25/2035	18,495	11,886
1.005% due 04/25/2035	5,000	4,468
1.010% due 08/25/2034	32,300	30,744
1.015% due 05/25/2033	263	245
1.055% due 11/25/2034	1,041	1,035
1.155% due 08/25/2047	3,714	3,363
1.205% due 07/25/2033	2,054	1,956
1.205% due 11/25/2034	20,508	19,351
4.603% due 04/25/2036	617	629
4.693% due 10/25/2035	1,928	1,924
4.778% due 02/25/2036	28,726	29,430
4.901% due 02/25/2036	1,341	1,304
4.971% due 09/25/2046	1,819	1,867
5.046% due 02/25/2036	7,380	7,089
5.220% due 07/25/2036	3,031	2,948
5.278% due 10/25/2046 ^	11,283	10,148
5.316% due 10/25/2046	170	147
5.834% due 07/25/2034	2,504	4,384
Countrywide Home Equity Loan Trust
0.384% due 02/15/2036	9,243	7,873
Credit Suisse First Boston Mortgage Securities Corp.
2.505% due 08/25/2032	443	291
Credit-Based Asset Servicing and Securitization LLC
0.215% due 11/25/2036	118	67
0.225% due 01/25/2037 ^	39	18
0.276% due 07/25/2037	11,679	7,741
0.375% due 07/25/2037	7,825	5,255
0.385% due 11/25/2036	6,024	3,509
0.405% due 07/25/2036	12,000	8,317
0.495% due 07/25/2037	11,430	7,786
0.875% due 01/25/2035	14,272	12,982
1.233% due 11/25/2033	1,370	1,312
4.144% due 07/25/2035 ^	1,645	1,657
4.149% due 01/25/2037 ^	313	175
5.746% due 12/25/2037	76	75
6.240% due 10/25/2036	2,515	2,547
6.280% due 05/25/2035	4,808	4,822
Crest Ltd.
7.100% due 05/27/2036	2,283	2,329
Denali Capital CLO Ltd.
0.924% due 04/21/2020	1,100	1,084
Denver Arena Trust
6.940% due 11/15/2019	209	211

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Doral CLO Ltd.
1.684% due 12/19/2022		$165,000	$165,164
Dryden Leveraged Loan CDO
0.568% due 01/25/2022	EUR	280	353
Educational Funding Co. LLC
0.484% due 10/25/2029		$2,429	2,296
EMC Mortgage Loan Trust
0.625% due 04/25/2042		2,347	2,126
0.705% due 03/25/2031		2,504	2,469
0.705% due 08/25/2040		834	759
0.705% due 11/25/2041		77	76
0.895% due 05/25/2040		125	114
Encore Credit Receivables Trust
0.845% due 07/25/2035		12,868	10,878
Equity One Mortgage Pass-Through Trust
5.495% due 12/25/2033		799	780
Faxtor ABS BV
0.479% due 11/02/2070	EUR	2,656	3,293
FBR Securitization Trust
0.845% due 11/25/2035		$10,000	8,518
0.915% due 09/25/2035		512	512
Fieldstone Mortgage Investment Trust
0.345% due 05/25/2036		2,841	1,889
Finance America Mortgage Loan Trust
1.100% due 11/25/2034		432	385
1.205% due 09/25/2033		357	340
First Franklin Mortgage Loan Asset-Backed Certificates
0.980% due 05/25/2034		5,614	5,200
1.865% due 05/25/2034		664	557
First Franklin Mortgage Loan Trust
0.305% due 07/25/2036		13,112	12,502
0.305% due 12/25/2036		23,708	18,172
0.315% due 12/25/2037		43,038	28,584
0.345% due 01/25/2036		34	34
0.345% due 03/25/2036		2,645	2,492
0.375% due 01/25/2038		626	398
0.415% due 11/25/2036		3,420	3,383
0.515% due 11/25/2035		3,300	2,117
0.535% due 09/25/2035		1,196	1,194
0.595% due 05/25/2036		2,000	1,803
0.625% due 07/25/2035		14,436	13,885
0.645% due 09/25/2035		2,175	2,039
0.890% due 12/25/2034		10,045	9,573
1.025% due 09/25/2034		11,222	9,931
First NLC Trust
0.225% due 08/25/2037		764	426
Four Corners CLO Ltd.
0.482% due 07/22/2020		1,796	1,786
Fremont Home Loan Trust
0.255% due 08/25/2036		3,118	1,420
0.285% due 11/25/2036		33,631	16,600
0.315% due 08/25/2036		20,764	9,561
0.325% due 02/25/2037		18,114	10,869

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	49

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.375% due 01/25/2037		$38,955	$19,837
0.405% due 05/25/2036		7,334	4,404
0.425% due 04/25/2036		22,370	14,083
0.980% due 01/25/2034		3,501	3,214
Galaxy CLO Ltd.
0.474% due 04/25/2019		1,366	1,361
Gallatin CLO Ltd.
1.432% due 07/15/2023		11,000	10,980
GCO Education Loan Funding Trust
0.355% due 08/25/2028		17,000	16,888
GE-WMC Mortgage Securities Trust
0.195% due 08/25/2036		6	3
Gem Ligos Ltd.
0.661% due 03/23/2021		24,598	24,281
Goldman Sachs Asset Management CLO PLC
0.460% due 08/01/2022		16,734	16,597
Gramercy Real Estate CDO Ltd.
0.534% due 07/25/2041		6,360	6,058
0.554% due 07/25/2035		1,701	1,692
0.624% due 07/25/2035		14,000	13,440
Green Tree Servicing LLC
8.970% due 04/25/2038		11,015	11,772
Greenpoint Manufactured Housing
2.155% due 11/22/2031		27,325	26,812
3.383% due 11/17/2031		22,725	22,992
3.399% due 10/14/2031		31,168	32,717
3.657% due 06/08/2031		24,108	24,294
8.300% due 10/15/2026		6,500	7,009
Grosvenor Place CLO BV
0.631% due 07/20/2021	EUR	7,975	10,090
0.953% due 03/28/2023	GBP	1,961	3,181
1.001% due 07/20/2021	EUR	5,000	6,272
GSAA Home Equity Trust
0.225% due 03/25/2036		$47	29
0.335% due 03/25/2036		45,144	27,961
0.375% due 05/25/2047		5,764	4,140
0.395% due 06/25/2036		6,728	4,027
0.425% due 06/25/2035		559	530
0.425% due 10/25/2035		6,491	6,156
0.525% due 06/25/2035		899	863
0.525% due 10/25/2035		44,000	39,185
5.344% due 09/25/2035		490	424
6.000% due 11/25/2037 ^		1,266	1,134
GSAMP Trust
0.225% due 12/25/2036		469	257
0.235% due 11/25/2036		801	462
0.245% due 01/25/2037		4,088	2,547
0.285% due 01/25/2037		46	45
0.295% due 11/25/2036		7,628	4,472
0.305% due 08/25/2036		17,821	13,620
0.335% due 11/25/2035		297	53
0.395% due 12/25/2035		23,003	20,555
0.395% due 06/25/2036		7,080	4,443

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.455% due 10/25/2036 ^	$1,853	$238
0.495% due 01/25/2035	1	1
0.585% due 11/25/2035	15,304	13,195
0.645% due 07/25/2045	5,500	5,217
0.675% due 07/25/2045	16,866	13,526
1.305% due 12/25/2034	21,258	16,081
1.355% due 10/25/2034	1,889	1,790
GSRPM Mortgage Loan Trust
0.455% due 03/25/2035	1,725	1,685
0.455% due 09/25/2036	3,961	3,781
Halcyon Loan Investors CLO, Inc.
0.572% due 11/20/2020	6,000	5,854
Halcyon Structured Asset Management Long/Short Ltd.
0.462% due 08/07/2021	10,612	10,586
0.557% due 08/07/2021	35,000	34,374
Hillmark Funding
0.484% due 05/21/2021	20,652	20,481
Home Equity Asset Trust
0.340% due 07/25/2037	23,021	21,758
0.365% due 05/25/2036	961	953
0.855% due 12/25/2033	97	92
0.915% due 11/25/2032	128	116
1.055% due 11/25/2034	1,488	1,411
1.355% due 06/25/2032	4,391	4,149
HSI Asset Loan Obligation Trust
5.436% due 12/25/2036	13,343	8,519
HSI Asset Securitization Corp. Trust
0.205% due 10/25/2036	414	231
0.525% due 01/25/2036	9,000	8,071
ICE EM CLO
0.681% due 08/15/2022	9,450	9,426
IMC Home Equity Loan Trust
7.520% due 08/20/2028	84	84
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.265% due 11/25/2036	1,658	1,637
0.355% due 07/25/2037	25,185	15,496
0.475% due 04/25/2047	22,801	16,314
0.605% due 08/25/2035	5,681	5,620
ING Investment Management CLO Ltd.
2.684% due 10/15/2022	3,400	3,421
Irwin Whole Loan Home Equity Trust
0.695% due 07/25/2032	1	1
IXIS Real Estate Capital Trust
0.355% due 03/25/2036	9,573	6,125
1.100% due 02/25/2035	3,696	3,298
JPMorgan Mortgage Acquisition Corp.
0.335% due 02/25/2036	10,064	9,667
0.425% due 03/25/2036	10,500	7,205
0.595% due 09/25/2035	1,029	933
0.625% due 09/25/2035	10,682	8,139

50	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Acquisition Trust
0.215% due 03/25/2047		$595	$580
0.255% due 03/25/2047		285	196
0.265% due 08/25/2036		6,625	3,647
0.295% due 10/25/2036		15,170	13,662
0.305% due 05/25/2036		2,873	2,845
0.315% due 05/25/2036		6,003	5,819
0.315% due 01/25/2037		17,965	17,554
0.315% due 05/25/2037		14,700	13,254
0.325% due 04/25/2036		14,707	14,131
0.365% due 03/25/2037		31,814	28,170
0.385% due 07/25/2036		10,000	9,590
4.764% due 01/25/2037 ^		29	22
5.830% due 07/25/2036 ^		9,154	5,655
6.410% due 07/25/2036 ^		13,051	8,060
Jubilee CDO BV
0.818% due 10/15/2019	EUR	290	366
Legg Mason Real Estate CDO Corp.
0.420% due 05/25/2045		$6,601	6,436
Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040		1,260	1,359
Lehman XS Trust
0.305% due 04/25/2037 ^		2,625	1,935
0.325% due 02/25/2037		43,231	23,854
Locat Securitisation Vehicle SRL
0.247% due 12/12/2028	EUR	772	973
Long Beach Mortgage Loan Trust
0.355% due 01/25/2036		$40,632	39,792
0.415% due 05/25/2036		886	478
0.485% due 01/25/2046		257	226
0.535% due 08/25/2045		9,860	9,228
0.585% due 11/25/2035		18,800	16,261
0.950% due 06/25/2034		10,177	9,861
1.010% due 07/25/2034		6,984	6,779
1.280% due 05/25/2032		105	101
1.280% due 07/25/2033		7,492	7,059
3.155% due 11/25/2032		44	40
Madison Avenue Manufactured Housing Contract Trust
3.405% due 03/25/2032		6,000	5,600
Magnetite Ltd.
2.984% due 09/15/2023		18,300	18,336
Marathon Real Estate CDO Ltd.
0.485% due 05/25/2046		58,117	56,083
MASTR Asset-Backed Securities Trust
0.205% due 11/25/2036		11	5
0.205% due 01/25/2037		109	44
0.305% due 08/25/2036		5,015	2,717
0.345% due 01/25/2036		3,382	3,315
0.365% due 11/25/2036		5,779	2,760
0.395% due 06/25/2036		7,597	4,338
0.395% due 08/25/2036		3,782	2,081
0.455% due 01/25/2036		5,288	4,974
0.455% due 05/25/2037		21,248	19,940

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.525% due 06/25/2035		$144	$144
0.655% due 10/25/2035		22,854	15,993
1.100% due 05/25/2035		4,000	3,836
1.205% due 08/25/2033		18	18
3.080% due 05/25/2033		12	12
4.805% due 05/25/2033		8,272	7,969
MASTR Specialized Loan Trust
0.415% due 02/25/2036		8,144	7,508
0.525% due 01/25/2037		18,619	12,233
Mercator CLO PLC
0.433% due 02/18/2024	EUR	32,540	40,852
0.652% due 10/12/2023		958	1,209
Mercury CDO Ltd.
0.573% due 12/08/2040		$82,421	75,308
Merit Securities Corp.
6.690% due 07/28/2033		2,328	2,407
Merrill Lynch First Franklin Mortgage Loan Trust
0.325% due 04/25/2037		5,536	3,279
0.395% due 05/25/2037		40,394	24,301
0.405% due 04/25/2037		44,440	26,666
0.475% due 05/25/2037		60,102	36,602
Merrill Lynch Mortgage Investors Trust
0.305% due 11/25/2037		35,397	18,070
0.315% due 04/25/2037		17,555	9,016
0.335% due 03/25/2037		6,500	3,912
0.435% due 01/25/2047		5,862	5,564
0.465% due 12/25/2036		5,700	5,259
0.605% due 02/25/2047		50,883	32,563
0.655% due 06/25/2036		15,215	14,094
MESA Trust
3.380% due 11/25/2031 ^		1,261	875
Mid-State Capital Corp. Trust
3.500% due 12/15/2045		12,418	12,830
6.005% due 08/15/2037		3,704	3,905
Mid-State Trust
4.864% due 07/15/2038		1,268	1,361
8.330% due 04/01/2030		3,306	3,352
Morgan Stanley ABS Capital, Inc. Trust
0.285% due 01/25/2037		10,397	6,394
0.295% due 10/25/2036		11,171	6,943
0.295% due 11/25/2036		4,737	3,382
0.295% due 05/25/2037		734	503
0.305% due 09/25/2036		12,323	7,113
0.305% due 10/25/2036		26,261	18,231
0.305% due 12/25/2036		1,751	971
0.315% due 09/25/2036		40,616	26,014
0.335% due 02/25/2037		33,941	18,133
0.335% due 03/25/2037		42,860	25,253
0.355% due 02/25/2037		2,900	1,882
0.375% due 11/25/2036		7,105	5,127
0.385% due 09/25/2036		2,549	1,652
0.385% due 10/25/2036		15,000	10,525
0.385% due 02/25/2037		22,341	12,030
0.405% due 08/25/2036		14,650	9,707

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	51

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.405% due 03/25/2037	$25,208	$14,977
0.405% due 05/25/2037	34,240	23,785
0.415% due 05/25/2037	17,899	13,094
0.465% due 12/25/2035	10,783	9,764
0.565% due 11/25/2035	22,000	19,420
0.615% due 06/25/2034	1,224	1,228
0.895% due 01/25/2034	78	76
0.955% due 07/25/2037	2,191	2,087
0.965% due 04/25/2034	3,672	3,460
1.055% due 05/25/2034	10,197	9,683
1.085% due 07/25/2035	7,500	6,367
1.145% due 06/25/2035	4,200	3,803
1.175% due 10/25/2033	3,792	3,573
1.175% due 11/25/2034	194	178
1.215% due 09/25/2034	323	304
1.235% due 03/25/2033	77	74
1.355% due 06/25/2033	2,704	2,639
1.405% due 07/25/2037	13,310	8,559
Morgan Stanley Capital, Inc. Trust
0.335% due 01/25/2036	1,009	1,003
Morgan Stanley Dean Witter Capital, Inc. Trust
1.505% due 02/25/2033	1,583	1,515
1.730% due 11/25/2032	4,153	3,996
Morgan Stanley Home Equity Loan Trust
0.255% due 04/25/2037	7,272	4,670
0.325% due 04/25/2037	11,765	7,624
0.485% due 12/25/2035	261	247
0.505% due 04/25/2037	19,864	13,167
Morgan Stanley IXIS Real Estate Capital Trust
0.225% due 11/25/2036	15,791	9,029
0.265% due 11/25/2036	18,155	10,436
0.375% due 11/25/2036	18,979	11,069
Morgan Stanley Mortgage Loan Trust
0.385% due 02/25/2037	752	446
5.622% due 01/25/2047	878	848
5.750% due 04/25/2037 ^	657	504
5.754% due 01/25/2047	15,293	11,905
5.965% due 09/25/2046	7,678	5,302
6.000% due 07/25/2047 ^	858	772
Mountain View Funding CLO Ltd.
0.494% due 04/15/2019	1,385	1,378
MSIM Peconic Bay Ltd.
0.514% due 07/20/2019	648	649
N-Star Real Estate CDO Ltd.
0.502% due 07/27/2040	537	527
National Collegiate Student Loan Trust
0.285% due 11/27/2028	12,022	11,907
0.295% due 12/27/2027	2,189	2,166
Nationstar Home Equity Loan Trust
0.285% due 06/25/2037	426	403
0.325% due 09/25/2036	108	108
0.385% due 03/25/2037	766	621
0.405% due 06/25/2037	340	245

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NCT Funding Ltd.
0.405% due 04/25/2040		$27,217	$25,856
New Century Home Equity Loan Trust
0.335% due 05/25/2036		1,125	746
0.665% due 07/25/2035		836	735
0.895% due 08/25/2034		181	172
Newcastle CDO Ltd.
0.576% due 12/24/2039		9,353	9,120
Newcastle Investment Trust
8.114% due 05/01/2033		197,121	205,765
Nomura Home Equity Loan, Inc.
0.365% due 11/25/2035		17,620	16,635
NovaStar Mortgage Funding Trust
0.305% due 06/25/2036		3,250	2,273
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032		5,511	5,523
5.410% due 11/15/2032		7,208	7,239
6.340% due 04/15/2029		698	709
7.945% due 03/15/2022		3,834	2,978
8.150% due 09/15/2029		6,182	4,869
Octagon Investment Partners Ltd.
0.495% due 08/25/2021		10,000	9,848
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.405% due 12/25/2035		2,072	2,058
Option One Mortgage Loan Trust
0.295% due 01/25/2037		13,967	8,236
0.295% due 02/25/2037		2,140	1,273
0.335% due 07/25/2037		9,136	5,480
1.055% due 01/25/2034		4,013	3,784
Option One Mortgage Loan Trust Asset-Backed Certificates
0.615% due 11/25/2035		15,000	11,205
1.010% due 10/25/2032		5,100	4,866
1.055% due 07/25/2032		1,774	1,654
Origen Manufactured Housing Contract Trust
7.200% due 01/15/2037		3,518	3,721
7.650% due 03/15/2032		6,992	7,348
Ownit Mortgage Loan Trust
0.755% due 10/25/2036		5,411	3,876
3.384% due 12/25/2036		12,779	5,983
Pangaea ABS SPV
0.342% due 12/28/2096	EUR	20,656	24,172
Park Place Securities, Inc.
0.605% due 09/25/2035		$200	199
0.635% due 05/25/2035		11,774	9,470
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.625% due 09/25/2035		23,085	21,086
0.655% due 07/25/2035		6,275	6,205
0.675% due 01/25/2036		2,778	2,768
0.875% due 03/25/2035		4,500	4,109

52	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.100% due 02/25/2035		$2,591	$2,609
1.175% due 12/25/2034		1,340	1,345
Penta CLO S.A.
0.614% due 06/04/2024	EUR	14,912	18,723
People’s Choice Home Loan Securities Trust
0.875% due 05/25/2035 ^		$6,000	5,477
People’s Financial Realty Mortgage Securities Trust
0.295% due 09/25/2036		20,318	8,289
Popular ABS Mortgage Pass-Through Trust
0.435% due 07/25/2035		1,414	1,288
0.815% due 08/25/2035		4,326	4,059
4.371% due 01/25/2036		158	148
4.972% due 04/25/2035		129	110
Primus CLO Ltd.
0.466% due 07/15/2021		10,039	9,867
Putnam Structured Product Funding Ltd.
0.604% due 10/15/2038		33,571	32,053
Quest Trust
2.405% due 05/25/2033		214	213
RAAC Trust
0.345% due 09/25/2045		226	224
0.445% due 05/25/2046		15,367	13,940
0.505% due 11/25/2046		1,009	894
0.535% due 10/25/2046		5,080	4,538
0.555% due 09/25/2045		4,669	3,810
0.655% due 02/25/2037		5,000	4,006
0.855% due 02/25/2046		690	614
1.355% due 09/25/2047		4,458	4,401
1.655% due 09/25/2047		9,087	7,441
Race Point CLO Ltd.
1.534% due 12/15/2022		15,300	15,334
Renaissance Home Equity Loan Trust
0.655% due 12/25/2033		141	138
1.035% due 08/25/2033		1,672	1,583
Residential Asset Mortgage Products Trust
0.325% due 07/25/2036		41,085	40,239
0.335% due 11/25/2036		17,975	15,551
0.345% due 03/25/2036		11,098	10,824
0.355% due 05/25/2036		535	525
0.385% due 01/25/2036		4,966	4,804
0.435% due 09/25/2036		5,300	4,110
0.585% due 11/25/2035		12,673	10,786
0.685% due 06/25/2035		5,000	4,545
0.705% due 02/25/2035		5,645	5,046
0.745% due 08/25/2035		13,673	12,406
0.905% due 04/25/2034		10,027	9,138
1.025% due 02/25/2034		4,997	4,797
1.025% due 04/25/2034		11,302	10,754
1.085% due 06/25/2034		4,891	4,464
1.130% due 09/25/2034		6,503	6,155
1.145% due 10/25/2033		7,089	6,488
1.730% due 04/25/2034		3,888	2,212
1.805% due 11/25/2034		3,953	3,754
2.135% due 04/25/2034		3,773	1,327

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.790% due 06/25/2033		$27	$28
4.828% due 12/25/2033		178	182
5.340% due 08/25/2033		726	730
5.800% due 10/25/2033		247	237
Residential Asset Securities Corp. Trust
0.305% due 08/25/2036		20,714	19,104
0.315% due 06/25/2036		24,708	23,737
0.315% due 07/25/2036		41,335	37,962
0.325% due 11/25/2036		37,856	33,530
0.335% due 04/25/2036		3,317	3,107
0.395% due 10/25/2036		8,000	6,250
0.415% due 07/25/2036		2,200	1,713
0.425% due 04/25/2036		13,760	13,266
0.475% due 01/25/2036		5,087	5,039
0.495% due 04/25/2037		23,500	16,390
0.525% due 03/25/2036		20,029	17,579
0.535% due 02/25/2036		6,246	5,436
0.565% due 11/25/2035		11,690	11,024
0.615% due 01/25/2036		10,500	8,398
0.655% due 07/25/2032 ^		941	811
0.745% due 08/25/2035		7,500	6,445
0.745% due 09/25/2035		5,250	4,692
0.805% due 06/25/2035		4,241	3,827
0.905% due 04/25/2034		3,654	3,285
0.950% due 01/25/2035		7,477	7,060
0.980% due 02/25/2034		7,345	6,952
0.995% due 12/25/2034		11,616	11,167
1.055% due 04/25/2035		4,724	4,326
5.120% due 12/25/2033		3,636	3,397
6.084% due 06/25/2032 ^		3,269	3,302
6.349% due 03/25/2032		138	138
Residential Funding Home Equity Loan Trust
0.285% due 05/25/2036		1,687	1,496
Residential Funding Home Loan Trust
5.450% due 08/25/2034		2,635	2,735
RMF Euro CDO PLC
0.674% due 07/18/2023	EUR	3,100	3,814
Salomon Mortgage Loan Trust
1.055% due 11/25/2033		$1,792	1,704
Saturn CLO Ltd.
0.459% due 05/13/2022		15,456	15,357
Saxon Asset Securities Trust
0.655% due 03/25/2032		764	712
1.130% due 12/25/2033		6,484	6,159
Securitized Asset-Backed Receivables LLC Trust
0.215% due 12/25/2036 ^		638	239
0.235% due 11/25/2036 ^		246	105
0.295% due 06/25/2036		6,151	4,234
0.405% due 05/25/2036		3,818	2,300
0.405% due 06/25/2036		12,672	8,854
0.445% due 11/25/2035		10,960	10,081
0.815% due 10/25/2035		68	67
0.830% due 01/25/2035		1,338	1,220
1.115% due 01/25/2036 ^		2,826	2,266

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	53

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Skellig Rock BV
0.749% due 11/30/2022	EUR	3,692	$4,578
SLM Private Credit Student Loan Trust
0.414% due 03/15/2024		$2,663	2,646
0.424% due 12/15/2023		17,705	17,523
0.474% due 12/16/2041		4,000	3,567
SLM Private Education Loan Trust
2.804% due 12/16/2019		3,462	3,520
3.404% due 05/16/2044		33,019	35,103
SLM Student Loan Trust
0.344% due 12/15/2023	EUR	8,132	10,167
0.354% due 09/15/2021		795	1,004
0.378% due 10/25/2039		10,000	11,491
Sorin Real Estate CDO Ltd.
0.533% due 06/07/2040		$69,893	65,595
Soundview Home Loan Trust
0.235% due 06/25/2037		1,833	1,106
0.265% due 02/25/2037		263	130
0.285% due 07/25/2037		105	82
0.325% due 11/25/2036		37,640	14,962
0.335% due 05/25/2036		421	394
0.365% due 06/25/2037		13,755	8,294
0.385% due 06/25/2036		10,000	7,194
0.665% due 08/25/2035		26,000	22,965
0.675% due 12/25/2035		1,738	1,712
0.980% due 06/25/2035		4,100	3,682
1.455% due 11/25/2033		1,126	1,118
Specialty Underwriting & Residential Finance Trust
0.425% due 04/25/2037		5,347	2,895
0.455% due 12/25/2036		130	126
Spirit Master Funding LLC
3.887% due 12/20/2043		40,000	41,021
SpringCastle America Funding LLC
2.700% due 05/25/2023 (c)		56,000	55,974
Springleaf Funding Trust
3.920% due 01/16/2023		36,249	36,830
STORE Master Funding LLC
5.000% due 04/20/2044		17,171	18,198
Streeterville ABS CDO Ltd.
0.589% due 11/03/2040		196,406	167,239
Structured Asset Investment Loan Trust
0.305% due 07/25/2036		16,026	11,073
0.665% due 08/25/2035		2,000	1,501
0.855% due 04/25/2033		864	838
0.890% due 03/25/2035		8,100	7,533
0.935% due 07/25/2035		13,234	11,742
1.130% due 09/25/2034		204	175
Structured Asset Securities Corp. Mortgage Loan Trust
0.295% due 09/25/2036		10,025	9,807
0.305% due 09/25/2036		3,980	3,281
0.325% due 12/25/2036		4,435	3,584
0.325% due 06/25/2037		10,520	8,364

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.475% due 05/25/2037	$10,976	$9,996
0.525% due 04/25/2036	9,800	8,393
1.155% due 08/25/2037	25,349	23,827
1.255% due 10/25/2037	78,760	42,468
1.655% due 04/25/2035	974	950
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.735% due 01/25/2033	171	160
1.505% due 04/25/2033	532	520
3.450% due 02/25/2032	742	736
5.410% due 06/25/2033	203	205
5.560% due 05/25/2034	773	787
Structured Asset Securities Corp. Trust
7.901% due 05/25/2031	4,018	3,591
Symphony CLO Ltd.
0.984% due 01/15/2024	88,800	88,383
Triaxx Prime CDO Ltd.
0.417% due 10/02/2039	49,456	41,765
Truman Capital Mortgage Loan Trust
0.415% due 03/25/2036	236	220
0.905% due 12/25/2032	2,010	2,032
Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032	5,000	5,436
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	856	872
6.570% due 08/07/2024	449	458
Venture CDO Ltd.
0.464% due 01/20/2022	7,863	7,773
0.512% due 07/22/2021	39,700	39,257
WaMu Asset-Backed Certificates Trust
0.265% due 04/25/2037	71	37
0.325% due 07/25/2047	10,030	6,592
Wasatch Ltd.
0.394% due 11/14/2022	56,747	55,665
0.473% due 11/14/2022	94,578	92,186
Washington Mutual Asset-Backed Certificates Trust
0.215% due 10/25/2036	205	105
0.305% due 05/25/2036	24,537	16,912
0.335% due 10/25/2036	20,602	10,775
0.395% due 08/25/2036	14,952	9,309
Wells Fargo Home Equity Asset-Backed Securities Trust
0.785% due 11/25/2035	2,600	2,304
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
0.785% due 04/25/2034	224	201
Wrightwood Capital Real Estate CDO Ltd.
0.554% due 11/21/2040	35,907	34,560

Total Asset-Backed Securities (Cost $6,735,426)		7,324,974

54	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 6.7%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$11,527	$11,844
4.125% due 09/15/2017	EUR	5,000	6,678
6.500% due 06/10/2019		$600	677
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2045 (f)	BRL	275,759	110,332
6.000% due 08/15/2050 (f)		3,692,996	1,473,573
10.000% due 01/01/2023		1,707,750	621,903
Costa Rica Government International Bond
7.000% due 04/04/2044		$35,200	35,464
Export-Import Bank of Korea
4.375% due 09/15/2021		700	757
Indonesia Government International Bond
6.750% due 01/15/2044		3,800	4,455
Korea Housing Finance Corp.
4.125% due 12/15/2015		11,500	11,918
Korea Land & Housing Corp.
1.875% due 08/02/2017		6,800	6,820
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	3,757,000	32,887
4.500% due 07/03/2017		3,260,000	29,355
Russia Government International Bond
5.625% due 04/04/2042		$122,600	122,906
5.875% due 09/16/2043		45,800	47,059
7.500% due 03/31/2030		9,353	10,501
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	32,800	44,739
Ukraine Government International Bond
6.250% due 06/17/2016		$800	693
7.500% due 04/17/2023		1,900	1,603
7.750% due 09/23/2020		3,680	3,170
7.800% due 11/28/2022		12,310	10,620
7.950% due 02/23/2021		3,890	3,331
9.250% due 07/24/2017		8,700	7,689
Xunta de Galicia
6.131% due 04/03/2018	EUR	200	297

Total Sovereign Issues (Cost $2,689,317)			2,599,271

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
Citigroup, Inc.		19,546	1,013

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (d)(h)		8,220	23
NVHL S.A. ‘B’ (d)(h)		8,220	24

	SHARES	MARKET VALUE (000S)
NVHL S.A. ‘C’ (d)(h)	8,220	$24
NVHL S.A. ‘D’ (d)(h)	8,220	24
NVHL S.A. ‘E’ (d)(h)	8,220	24
NVHL S.A. ‘F’ (d)(h)	8,220	24
NVHL S.A. ‘G’ (d)(h)	8,220	24
NVHL S.A. ‘H’ (d)(h)	8,220	24
NVHL S.A. ‘I’ (d)(h)	8,220	24
NVHL S.A. ‘J’ (d)(h)	8,220	24

		239

Total Common Stocks (Cost $1,111)		1,252

WARRANTS 0.0%

INDUSTRIALS 0.0%
Alion Science and Technology Corp. - Exp. 03/15/2017	6,775	0

Total Warrants (Cost $0)		0

CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% (g)	1,200	1,443

Total Convertible Preferred Securities (Cost $1,127)		1,443

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
8.500% due 05/15/2016 (g)	40,000	1,079
GMAC Capital Trust
8.125% due 02/15/2040	30,000	798
Navient LLC CPI Linked Security
4.122% due 01/16/2018	51,000	1,248
Public Storage
5.200% due 01/16/2018 (g)	78,530	1,773
5.200% due 03/13/2018 (g)	39,532	897
6.000% due 06/04/2019 (g)	450,000	11,182
6.375% due 03/17/2019 (g)	45,000	1,158

		18,135

INDUSTRIALS 0.0%
CoBank ACB
6.250% due 10/01/2022 (g)	60,000	6,334

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	55

Schedule of Investments PIMCO Income Fund (Cont.)

	SHARES	MARKET VALUE (000S)
UTILITIES 0.0%
Entergy Arkansas, Inc.
4.750% due 06/01/2063	11,150	$244
Entergy Louisiana LLC
4.700% due 06/01/2063	33,350	728

		972

Total Preferred Securities (Cost $24,221)		25,441

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.9%

U.S. TREASURY BILLS 1.9%
0.032% due 01/02/2015 - 04/02/2015 (e)(i)(k)(m)	$724,927	724,872

Total Short-Term Instruments (Cost $724,836)		724,872

Total Investments in Securities (Cost $33,955,499)		35,359,512

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 10.0%

SHORT-TERM INSTRUMENTS 10.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.0%
PIMCO Short-Term Floating NAV Portfolio	6,819	$68
PIMCO Short-Term Floating NAV Portfolio III	389,055,680	3,887,056

Total Short-Term Instruments (Cost $3,887,218)		3,887,124

Total Investments in Affiliates (Cost $3,887,218)		3,887,124

Total Investments 101.4% (Cost $37,842,717)		$39,246,636

Financial Derivative Instruments (j)(l) 0.3% (Cost or Premiums, net $(654,297))		115,564

Other Assets and Liabilities, net (1.7%)		(670,565)

Net Assets 100.0%		$38,691,635

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$26	$23	0.00%
NVHL S.A. ‘B’	03/09/2012	26	24	0.00%
NVHL S.A. ‘C’	03/09/2012	26	24	0.00%
NVHL S.A. ‘D’	03/09/2012	27	24	0.00%
NVHL S.A. ‘E’	03/09/2012	27	24	0.00%
NVHL S.A. ‘F’	03/09/2012	27	24	0.00%
NVHL S.A. ‘G’	03/09/2012	27	24	0.00%
NVHL S.A. ‘H’	03/09/2012	27	24	0.00%

56	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘I’	03/09/2012	$27	$24	0.00%
NVHL S.A. ‘J’	03/09/2012	27	24	0.00%
Navient LLC 5.000% due 12/15/2015	03/06/2014	131	132	0.00%
Rise Ltd. 4.750% due 01/31/2021	02/11/2014	4,561	4,596	0.01%

		$4,959	$4,967	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BCY	(2.250%)	05/14/2014	05/13/2016	$	(1,102)	$(1,092)
BRC	(2.500%)	09/16/2014	12/31/2014		(9,993)	(9,983)
CFR	(5.000%)	09/19/2014	07/14/2016		(2,657)	(2,652)
	(3.000%)	08/04/2014	12/31/2014	EUR	(1,732)	(2,177)
	(2.500%)	09/15/2014	12/31/2014	$	(15,150)	(15,133)
	(0.750%)	04/01/2014	01/21/2016	EUR	(5,540)	(6,971)
	(0.750%)	04/01/2014	03/14/2016		(11,175)	(14,052)
DBL	(1.000%)	07/11/2014	07/10/2016	$	(4,375)	(4,365)
JML	(2.000%)	10/01/2014	12/31/2014		(15,270)	(15,270)
MEI	(1.000%)	08/15/2014	12/31/2014		(3,740)	(3,735)

Total Reverse Repurchase Agreements						$(75,430)

(1)

As of September 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $44,830 at a weighted average interest rate of (1.010%).

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Fannie Mae	4.500%	10/01/2044	$175,000	$(187,852)	$(188,836)
BOA	Fannie Mae	4.500%	10/01/2044	67,000	(72,121)	(72,297)
BPG	Fannie Mae	4.000%	11/01/2044	6,000	(6,308)	(6,305)
FOB	Fannie Mae	4.000%	11/01/2044	166,000	(173,960)	(174,443)
	Fannie Mae	4.500%	11/01/2044	246,000	(264,693)	(264,791)
GSC	Fannie Mae	4.500%	10/01/2044	71,000	(76,547)	(76,613)
JPS	Fannie Mae	4.000%	10/01/2041	1,000	(1,056)	(1,054)
	Fannie Mae	4.500%	10/01/2044	12,000	(12,934)	(12,949)
NOM	Fannie Mae	4.000%	10/01/2041	7,000	(7,395)	(7,378)
SAL	Fannie Mae	4.000%	10/01/2041	5,000	(5,273)	(5,270)
WFS	Fannie Mae	2.500%	10/01/2029	111,500	(111,992)	(112,136)

Total Short Sales					$(920,131)	$(922,072)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	57

Schedule of Investments PIMCO Income Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(i)	Securities with an aggregate market value of $75,813 and cash of $190 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
BCY	$0	$(1,092)	$0	$0	$(1,092)	$1,065	$(27)
BRC	0	(9,983)	0	0	(9,983)	9,867	(116)
CFR	0	(40,985)	0	0	(40,985)	40,369	(616)
DBL	0	(4,365)	0	0	(4,365)	4,022	(343)
JML	0	(15,270)	0	0	(15,270)	15,413	143
MEI	0	(3,735)	0	0	(3,735)	3,699	(36)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(188,836)	(188,836)	(280)	(189,116)
BOA	0	0	0	(72,297)	(72,297)	0	(72,297)
BPG	0	0	0	(6,305)	(6,305)	0	(6,305)
DEU	0	0	0	0	0	(180)	(180)
FOB	0	0	0	(439,234)	(439,234)	(610)	(439,844)
GSC	0	0	0	(76,613)	(76,613)	(590)	(77,203)
JPS	0	0	0	(14,003)	(14,003)	421	(13,582)
MSC	0	0	0	0	0	(692)	(692)
NOM	0	0	0	(7,378)	(7,378)	(103)	(7,481)
SAL	0	0	0	(5,270)	(5,270)	(57)	(5,327)
WFS	0	0	0	(112,136)	(112,136)	450	(111,686)

Total Borrowings and Other Financing Transactions	$0	$(75,430)	$0	$(922,072)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
					Asset	Liability
5-Year Deliverable Interest Rate Swap December Futures	Short	12/2014	320	$119	$10	$0
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2014	4,256	3,044	599	0
British pound currency December Futures	Short	12/2014	436	343	134	0
Euro currency December Futures	Short	12/2014	800	3,339	650	0
U.S. Treasury 10-Year Note December Futures	Short	12/2014	2,620	1,872	327	0

Total Futures Contracts				$8,717	$1,720	$0

58	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.EM-20 5-Year Index	5.000%	12/20/2018	$144,096	$12,270	$473	$0	$(261)
CDX.EM-21 5-Year Index	5.000%	06/20/2019	323,136	30,132	(4,131)	0	(521)
CDX.HY-19 5-Year Index	5.000%	12/20/2017	144,689	10,794	6,881	569	0
CDX.HY-20 5-Year Index	5.000%	06/20/2018	559,548	41,822	15,199	2,672	0
CDX.HY-21 5-Year Index	5.000%	12/20/2018	156,749	10,915	6,945	949	0
CDX.HY-22 5-Year Index	5.000%	06/20/2019	1,080,585	65,897	(16,732)	6,581	0
CDX.IG-22 5-Year Index	1.000%	06/20/2019	172,700	2,814	98	197	0

				$174,644	$8,733	$10,968	$(782)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month CAD-Bank Bill	2.625%	03/19/2027	CAD	172,700	$(3,242)	$(3,229)	$274	$0
Pay	3-Month CAD-Bank Bill	3.000%	03/19/2027		376,200	6,687	(12,080)	610	0
Pay	3-Month CAD-Bank Bill	2.750%	12/17/2027		132,800	(1,182)	(2,323)	233	0
Pay	3-Month CAD-Bank Bill	3.400%	06/20/2029		34,700	1,866	1,393	73	0
Receive	3-Month CAD-Bank Bill	2.800%	12/18/2043		415,500	22,790	13,954	0	(991)
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		22,000	(1,603)	(1,268)	0	(58)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021	$	390,400	(2,207)	(2,468)	281	0
Pay	3-Month USD-LIBOR	3.000%	06/18/2024		4,000,000	165,393	44,182	0	(5,433)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		2,418,000	(129,422)	(96,470)	14,830	0
Pay	6-Month AUD-BBR-BBSW	4.500%	06/15/2022	AUD	175,000	9,774	8,508	143	0
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		3,175,400	60,891	59,682	1,240	0
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		397,900	14,093	16,351	157	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		462,900	17,243	16,817	137	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024	EUR	690,800	(73,755)	3,641	0	(803)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	1,958,400	1,715	(320)	137	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		2,292,500	4,477	(717)	161	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022		500,000	(1,512)	(130)	91	0
Pay	28-Day MXN-TIIE	5.750%	09/02/2022		1,080,900	(1,897)	(541)	199	0

						$90,109	$44,982	$18,566	$(7,285)

Total Swap Agreements						$264,753	$53,715	$29,534	$(8,067)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	59

Schedule of Investments PIMCO Income Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(k)	Securities with an aggregate market value of $562,176 and cash of $6,139 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$ 0	$1,720	$29,534	$31,254	$0	$0	$(8,067)	$(8,067)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2014	$		5,498		AUD	5,880	$0	$(350)
BOA	10/2014		BRL	1,605,240	$		700,093	44,291	0
	10/2014		EUR	16,650			21,555	525	0
	10/2014	$		121,886		AUD	136,506	0	(2,368)
	10/2014			661,029		BRL	1,605,240	121	(5,347)
	10/2014			529,167		JPY	57,799,377	0	(2,161)
	11/2014		AUD	118,706	$		105,150	1,459	0
	11/2014		BRL	1,298,100			530,161	4,529	0
	11/2014		JPY	57,799,377			529,298	2,176	0
	11/2014	$		23,618		AUD	26,679	0	(314)
BPS	10/2014		BRL	674,834	$		294,644	18,949	0
	10/2014		EUR	39,287			50,768	1,146	0
	10/2014	$		282,122		BRL	674,834	105	(6,531)
	10/2014			230		EUR	174	0	(10)
	11/2014		EUR	266,718	$		337,245	332	(37)
	12/2014		MXN	49,385			3,757	99	0
BRC	10/2014		BRL	207,291			91,969	7,283	0
	10/2014		EUR	51,493			66,657	1,619	0
	10/2014		GBP	84,013			139,221	3,023	0
	10/2014		JPY	95,061,693			917,264	50,506	0
	10/2014	$		84,574		BRL	207,291	112	0
	10/2014			454,998		EUR	358,687	0	(1,958)
	10/2014			996,661		GBP	613,914	0	(1,415)
	11/2014		EUR	358,687	$		455,098	1,961	0
	11/2014		GBP	612,215			993,594	1,386	0
	11/2014	$		3,265		GBP	1,991	0	(38)
	12/2014		MXN	49,263	$		3,756	107	0
	12/2014	$		1,353		MXN	17,991	0	(21)
CBK	10/2014		AUD	8,198	$		7,646	468	0
	10/2014		BRL	1,278,924			521,797	0	(693)
	10/2014		CAD	15,022			13,624	216	0
	10/2014		GBP	525,612			871,959	19,863	0
	10/2014		JPY	2,019,545			19,237	823	0

60	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2014	$	525,225	BRL	1,278,924	$0	$(2,736)
	10/2014		7,135	EUR	5,431	0	(276)
	11/2014	BRL	1,278,924	$	520,607	2,740	0
	11/2014	CHF	3,410		3,757	184	0
	12/2014	MXN	25,523		1,924	33	0
	12/2014	$	1,239	MXN	16,224	0	(38)
	01/2015	BRL	387,677	$	164,213	9,803	0
DUB	10/2014	EUR	17,264		22,759	953	0
	10/2014	JPY	32,384,478		312,467	17,190	0
	10/2014	$	1,154,926	EUR	910,223	0	(5,269)
	11/2014	EUR	910,223	$	1,155,174	5,271	0
FBF	10/2014	BRL	1,364,107		560,704	4,058	(644)
	10/2014	EUR	2,899		3,823	161	0
	10/2014	$	568,698	BRL	1,364,107	0	(11,407)
	10/2014		107,957	EUR	84,995	0	(605)
	11/2014	BRL	1,322,170	$	545,371	9,992	0
	11/2014	EUR	84,995		107,981	605	0
	12/2014	$	1,093	MXN	14,388	0	(27)
	01/2015	BRL	137,199	$	58,090	3,444	0
GLM	10/2014	AUD	4,125		3,820	209	0
	10/2014	BRL	344,821		149,488	8,615	0
	10/2014	EUR	14,688		19,255	704	0
	10/2014	JPY	2,892,219		26,911	540	0
	10/2014	MXN	167,144		12,815	388	0
	10/2014	$	43,702	AUD	48,023	0	(1,655)
	10/2014		142,612	BRL	344,821	111	(1,850)
	10/2014		1,879	GBP	1,150	0	(15)
	11/2014	EUR	3,031	$	3,906	77	0
	11/2014	$	15,412	AUD	17,336	0	(269)
	01/2015	BRL	127,181	$	53,341	2,685	0
HUS	10/2014	$	1,304	CAD	1,444	0	(15)
	11/2014		17,736	AUD	20,362	51	0
JPM	10/2014	AUD	143,354	$	131,827	6,315	0
	10/2014	EUR	28,225		36,562	913	0
	10/2014	GBP	8,386		13,641	100	(54)
	10/2014	JPY	1,579,335		15,204	804	0
	10/2014	$	9,642	AUD	10,589	0	(370)
	10/2014		4,376	EUR	3,401	0	(80)
	10/2014		4,776	GBP	2,948	5	(2)
	11/2014	EUR	319,341	$	403,521	91	0
	11/2014	GBP	2,375		3,879	30	0
	11/2014	$	1,056	GBP	647	0	(7)
	01/2015	BRL	99,385	$	42,185	2,600	0
MSB	10/2014		575,114		250,640	15,699	(17)
	10/2014	EUR	2,731,647		3,605,487	155,279	0
	10/2014	JPY	815,823		7,678	239	0
	10/2014	$	242,228	BRL	575,114	0	(7,272)
	10/2014		703,738	JPY	76,953,716	0	(2,085)
	11/2014	BRL	575,114	$	240,090	7,212	0
	11/2014	EUR	439		566	11	0
	11/2014	JPY	76,953,716		703,892	2,084	0
	01/2015	BRL	87,180		36,658	1,935	0
RBC	10/2014	AUD	45,323		41,403	1,721	0
	10/2014	EUR	14,747		19,067	441	0
	10/2014	$	1,313	EUR	1,015	0	(31)
	12/2014	MXN	152,943	$	11,639	311	0
SCX	10/2014	EUR	28,849		37,160	722	0
UAG	10/2014	BRL	1,738,374		760,745	50,553	0
	10/2014	$	711,580	BRL	1,738,374	904	(2,291)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	61

Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2014	$		1,192,833		EUR	932,947	$0	$(14,474)
	11/2014		EUR	932,947	$		1,193,081	14,470	0
	01/2015		BRL	72,052			31,025	2,327	0

Total Forward Foreign Currency Contracts								$493,679	$(72,732)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	0.990%	10/15/2014	$	22,200	$(70)	$(5)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC BRL versus JPY	JPY	30.000	09/22/2016	BRL	159,980	$(1,979)	$(2,258)
JPM	Put - OTC BRL versus JPY		30.000	09/22/2016		399,980	(4,654)	(5,646)
MSB	Put - OTC BRL versus JPY		30.000	09/22/2016		199,960	(2,449)	(2,823)

							$(9,082)	$(10,727)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC Fannie Mae 3.000% due 10/01/2044	$97.531	10/07/2014	$162,000	$(608)	$(84)
	Call - OTC Fannie Mae 3.000% due 10/01/2044	99.531	10/07/2014	162,000	(544)	(88)
JPM	Put - OTC Fannie Mae 3.000% due 10/01/2044	97.531	10/07/2014	81,000	(304)	(42)
	Call - OTC Fannie Mae 3.000% due 10/01/2044	99.531	10/07/2014	81,000	(272)	(44)
	Put - OTC Fannie Mae 4.000% due 10/01/2044	104.309	10/07/2014	162,000	(329)	(8)

					$(2,057)	$(266)

Total Written Options					$(11,209)	$(10,998)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	Notional Amount	Premiums
Balance at Beginning of Period	$1,283,000	$(3,191)
Sales	1,898,620	(12,700)
Closing Buys	0	0
Expirations	(1,751,500)	4,682
Exercised	0	0

Balance at End of Period	$1,430,120	$(11,209)

62	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Centex Corp.	(1.000%	)	06/20/2016	0.147%	$	8,500	$913	$(1,041)	$0	$(128)
BRC	FBG Finance Ltd.	(1.600%	)	06/20/2015	0.102%		2,000	0	(23)	0	(23)
DUB	Embarq Corp.	(1.000%	)	06/20/2016	0.292%		4,500	173	(230)	0	(57)

								$1,086	$(1,294)	$0	$(208)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Indonesia Government International Bond	1.000%	06/20/2019	1.489%	$	21,400	$(719)	$258	$0	$(461)
	Japan Government International Bond	1.000%	03/20/2016	0.134%		3,100	(32)	72	40	0
	MetLife, Inc.	1.000%	09/20/2015	0.122%		31,300	(1,754)	2,032	278	0
	Russia Government International Bond	1.000%	03/20/2019	2.398%		26,600	(1,406)	(116)	0	(1,522)
	Russia Government International Bond	1.000%	06/20/2024	2.759%		37,800	(3,600)	(1,442)	0	(5,042)
	Russia Government International Bond	1.000%	09/20/2024	2.766%		11,600	(1,179)	(401)	0	(1,580)
BPS	Brazil Government International Bond	1.000%	03/20/2019	1.548%		11,500	(372)	107	0	(265)
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		11,600	(340)	91	0	(249)
	Peru Government International Bond	1.000%	03/20/2019	0.924%		8,600	(41)	72	31	0
	Petrobras International Finance Co.	1.000%	06/20/2019	2.380%		19,000	(1,219)	75	0	(1,144)
BRC	China Government International Bond	1.000%	09/20/2018	0.631%		14,500	(70)	281	211	0
	Colombia Government International Bond	1.000%	03/20/2019	0.861%		12,900	(74)	155	81	0
	Greece Government International Bond	1.000%	06/20/2016	4.748%		2,100	(117)	(11)	0	(128)
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		22,700	(676)	187	0	(489)
	Petrobras International Finance Co.	1.000%	06/20/2019	2.380%		10,100	(632)	24	0	(608)
	Philippines Government International Bond	1.000%	03/20/2019	0.791%		12,900	0	120	120	0
	Philippines Government International Bond	1.000%	06/20/2019	0.856%		17,000	17	98	115	0
	Russia Government International Bond	1.000%	03/20/2019	2.398%		2,400	(138)	1	0	(137)
	Russia Government International Bond	1.000%	06/20/2019	2.430%		26,800	(1,662)	16	0	(1,646)
	Russia Government International Bond	1.000%	06/20/2024	2.759%		37,400	(4,441)	(548)	0	(4,989)
	Russia Government International Bond	1.000%	09/20/2024	2.766%		19,860	(2,139)	(567)	0	(2,706)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	63

Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Springleaf Finance Corp.	5.000%	09/20/2021	4.242%	$	4,400	$329	$(144)	$185	$0
CBK	China Government International Bond	1.000%	09/20/2018	0.631%		28,700	(140)	557	417	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.398%		12,900	(564)	349	0	(215)
	Japan Government International Bond	1.000%	03/20/2016	0.134%		700	(5)	14	9	0
	Japan Government International Bond	1.000%	06/20/2016	0.148%		2,600	(1)	40	39	0
	Russia Government International Bond	1.000%	03/20/2019	2.398%		49,313	(2,734)	(87)	0	(2,821)
	Russia Government International Bond	1.000%	06/20/2019	2.430%		138,700	(8,809)	292	0	(8,517)
	Russia Government International Bond	1.000%	06/20/2024	2.759%		30,700	(3,329)	(766)	0	(4,095)
	Russia Government International Bond	1.000%	09/20/2024	2.766%		26,300	(2,281)	(1,302)	0	(3,583)
	Telecom Italia SpA	1.000%	06/20/2019	1.775%	EUR	8,000	(698)	346	0	(352)
	Ukraine Government International Bond	5.000%	03/20/2019	13.914%	$	7,700	(1,154)	(804)	0	(1,958)
DUB	Brazil Government International Bond	1.000%	09/20/2018	1.415%		15,400	(653)	413	0	(240)
	China Government International Bond	1.000%	09/20/2018	0.631%		14,500	(63)	274	211	0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%		17,000	17	56	73	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		68,200	(2,156)	687	0	(1,469)
	Mexico Government International Bond	1.000%	06/20/2019	0.794%		17,000	152	12	164	0
FBF	HeidelbergCement Finance BV	5.000%	06/20/2019	1.588%	EUR	5,000	1,085	(96)	989	0
	HeidelbergCement Finance BV	5.000%	03/20/2020	1.792%		3,000	672	(36)	636	0
GST	Brazil Government International Bond	1.000%	09/20/2018	1.415%	$	30,800	(1,313)	832	0	(481)
	Brazil Government International Bond	1.000%	03/20/2019	1.548%		34,500	(1,171)	377	0	(794)
	Colombia Government International Bond	1.000%	03/20/2019	0.861%		12,900	(74)	155	81	0
	Greece Government International Bond	1.000%	12/20/2015	3.783%	EUR	4,700	(227)	32	0	(195)
	Greece Government International Bond	1.000%	09/20/2015	3.973%	$	5,875	(185)	20	0	(165)
	Japan Government International Bond	1.000%	03/20/2016	0.134%		18,700	(194)	439	245	0
	Mexico Government International Bond	1.000%	09/20/2018	0.668%		19,200	(252)	504	252	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		25,800	137	152	289	0
	Panama Government International Bond	1.000%	03/20/2019	0.803%		8,600	(12)	88	76	0

64	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Peru Government International Bond	1.000%	03/20/2019	0.924%	$	12,900	$(105)	$151	$46	$0
	Philippines Government International Bond	1.000%	03/20/2019	0.791%		12,900	0	120	120	0
	Russia Government International Bond	1.000%	09/20/2018	2.348%		19,000	(779)	(164)	0	(943)
	Russia Government International Bond	1.000%	03/20/2019	2.398%		42,400	(1,409)	(1,016)	0	(2,425)
	Russia Government International Bond	1.000%	06/20/2019	2.430%		9,700	(600)	4	0	(596)
	Russia Government International Bond	1.000%	06/20/2024	2.759%		8,400	(950)	(170)	0	(1,120)
	Springleaf Finance Corp.	5.000%	12/20/2019	3.438%		900	74	(10)	64	0
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2015	0.658%	JPY	110,000	(12)	14	2	0
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2016	0.908%		960,000	(227)	241	14	0
	Valeant Pharmaceuticals International	5.000%	06/20/2016	0.976%	$	2,700	(43)	233	190	0
HUS	Brazil Government International Bond	1.000%	09/20/2018	1.415%		11,500	(490)	311	0	(179)
	China Government International Bond	1.000%	09/20/2018	0.631%		7,200	(35)	139	104	0
	Colombia Government International Bond	1.000%	03/20/2019	0.861%		12,900	(62)	142	80	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.398%		25,800	(1,059)	629	0	(430)
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		5,200	(161)	49	0	(112)
	Japan Government International Bond	1.000%	06/20/2016	0.148%		6,700	(3)	103	100	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		12,900	106	38	144	0
	Panama Government International Bond	1.000%	03/20/2019	0.803%		8,600	(8)	84	76	0
	Peru Government International Bond	1.000%	03/20/2019	0.924%		25,800	(174)	264	90	0
	Peru Government International Bond	1.000%	06/20/2019	0.973%		17,000	(50)	75	25	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.942%		800	(26)	26	0	0
	Russia Government International Bond	1.000%	09/20/2018	2.348%		34,500	(1,400)	(314)	0	(1,714)
	Russia Government International Bond	1.000%	03/20/2019	2.398%		38,300	(1,615)	(577)	0	(2,192)
	Russia Government International Bond	1.000%	06/20/2019	2.430%		40,240	(2,226)	(245)	0	(2,471)
	Russia Government International Bond	1.000%	06/20/2024	2.759%		18,340	(1,888)	(558)	0	(2,446)
	Russia Government International Bond	1.000%	09/20/2024	2.766%		14,861	(2,032)	7	0	(2,025)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	65

Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Brazil Government International Bond	1.000%	09/20/2018	1.415%	$	19,300	$(823)	$522	$0	$(301)
	Brazil Government International Bond	1.000%	03/20/2019	1.548%		13,500	(602)	291	0	(311)
	China Government International Bond	1.000%	09/20/2018	0.631%		12,200	(53)	230	177	0
	Colombia Government International Bond	1.000%	03/20/2019	0.861%		12,900	(56)	136	80	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.398%		12,900	(564)	349	0	(215)
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		42,600	(1,426)	509	0	(917)
	Japan Government International Bond	1.000%	03/20/2016	0.134%		6,300	(76)	159	83	0
	Nokia OYJ	5.000%	06/20/2017	0.986%	EUR	9,000	(1,135)	2,386	1,251	0
	Panama Government International Bond	1.000%	03/20/2019	0.803%	$	8,600	11	64	75	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.942%		1,000	(29)	29	0	0
	Philippines Government International Bond	1.000%	03/20/2019	0.791%		12,900	(12)	132	120	0
	Russia Government International Bond	1.000%	09/20/2018	2.348%		42,700	(1,761)	(360)	0	(2,121)
	Russia Government International Bond	1.000%	03/20/2019	2.398%		27,300	(824)	(738)	0	(1,562)
	Russia Government International Bond	1.000%	06/20/2019	2.430%		38,200	(2,653)	307	0	(2,346)
	Russia Government International Bond	1.000%	06/20/2024	2.759%		9,200	(845)	(382)	0	(1,227)
	Thailand Government International Bond	1.000%	06/20/2019	0.836%		8,500	(78)	144	66	0
	Ukraine Government International Bond	5.000%	03/20/2019	13.914%		1,900	(297)	(186)	0	(483)
MYC	Japan Government International Bond	1.000%	03/20/2016	0.134%		7,500	(87)	185	98	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		12,900	103	41	144	0
	Panama Government International Bond	1.000%	03/20/2019	0.803%		12,900	6	107	113	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.942%		400	(13)	13	0	0
	Philippines Government International Bond	1.000%	03/20/2019	0.791%		12,900	0	120	120	0
	Russia Government International Bond	1.000%	03/20/2019	2.398%		5,000	(289)	3	0	(286)

66	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	South Africa Government International Bond	1.000%	06/20/2019	1.807%	$	17,000	$(700)	$95	$0	$(605)
	Thailand Government International Bond	1.000%	06/20/2019	0.836%		8,500	(78)	144	66	0
RYL	Japan Government International Bond	1.000%	03/20/2016	0.134%		5,200	(61)	129	68	0

							$(71,733)	$6,913	$8,058	$(72,878)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$	88,669	$(18,442)	$363	$0	$(18,079)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		54,097	(30,362)	16,356	0	(14,006)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038		6,305	(3,554)	1,335	0	(2,219)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		69,091	(1,845)	1,077	0	(768)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		63,457	(2,227)	1,702	0	(525)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		188,800	(5,304)	1,376	0	(3,928)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063		8,000	(19)	(66)	0	(85)
BPS	CDX.EM-17 5-Year Index	5.000%	06/20/2017		47,000	3,374	(192)	3,182	0
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046		9,071	(2,359)	509	0	(1,850)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		17,011	(9,612)	5,207	0	(4,405)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		12,500	(444)	184	0	(260)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063		30,400	(1,000)	678	0	(322)
	PrimeX.ARM.2-AAA Index	4.580%	12/25/2037		9,092	386	(58)	328	0
CBK	ABX.HE.AA.6-1 Index	0.320%	07/25/2045		23,241	(11,330)	6,201	0	(5,129)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		130,648	(73,531)	39,705	0	(33,826)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		48,519	(2,187)	1,648	0	(539)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		95,186	(3,274)	2,487	0	(787)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		50,000	(2,106)	1,066	0	(1,040)
DUB	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		23,816	(13,397)	7,230	0	(6,167)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038		21,043	(11,863)	4,455	0	(7,408)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		66,180	(1,763)	1,027	0	(736)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		263,823	(10,410)	8,231	0	(2,179)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		159,000	(4,321)	1,013	0	(3,308)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047		42,500	(1,436)	118	0	(1,318)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063		10,000	(208)	102	0	(106)
FBF	ABX.HE.AA.6-2 Index	0.170%	05/25/2046		31,628	(28,109)	15,463	0	(12,646)
	ABX.HE.AA.7-1 Index	0.150%	08/25/2037		863	(685)	392	0	(293)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		219,788	(123,551)	66,646	0	(56,905)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038		122,948	(69,312)	26,027	0	(43,285)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		85,296	(2,697)	1,750	0	(947)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		192,992	(10,400)	8,806	0	(1,594)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		288,500	(9,371)	3,368	0	(6,003)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047		284,100	(9,236)	427	0	(8,809)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063		68,000	(1,528)	806	0	(722)
GST	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046		22,995	(5,161)	473	0	(4,688)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		51,034	(28,753)	15,540	0	(13,213)
	CMBX.NA.AAA.1 Index	0.100%	10/12/2052		41,141	(135)	(18)	0	(153)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		36,874	(1,255)	846	0	(409)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		123,616	(4,419)	3,398	0	(1,021)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	67

Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$	62,500	$(1,839)	$538	$0	$(1,301)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047		72,000	(2,173)	(60)	0	(2,233)
HUS	CDX.EM-17 5-Year Index	5.000%	06/20/2017		23,500	2,303	(712)	1,591	0
JPM	ABX.HE.AA.6-2 Index	0.170%	05/25/2046		1,061	(446)	21	0	(425)
	ABX.HE.AA.7-1 Index	0.150%	08/25/2037		235	(143)	63	0	(80)
	ABX.HE.AA.7-2 Index	1.920%	01/25/2038		210	(121)	(72)	0	(193)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		17,011	(9,548)	5,143	0	(4,405)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		30,470	(1,454)	1,116	0	(338)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		43,663	(1,706)	1,345	0	(361)
MYC	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		27,218	(15,276)	8,229	0	(7,047)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038		15,763	(8,886)	3,337	0	(5,549)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		72,778	(2,858)	2,049	0	(809)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		248,687	(8,773)	6,718	0	(2,055)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		177,000	(4,870)	1,188	0	(3,682)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047		122,000	(4,077)	294	0	(3,783)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063		18,700	(682)	484	0	(198)
RYL	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		31,471	(17,660)	9,512	0	(8,148)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038		6,305	(3,554)	1,334	0	(2,220)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		14,554	(382)	262	0	(120)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		25,000	(953)	433	0	(520)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063		20,000	(415)	203	0	(212)
UAG	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		57,500	(2,105)	908	0	(1,197)

						$ (587,464)	$288,011	$5,101	$(304,554)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

68	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	357,500	$16	$675	$691	$0
BRC	Pay	6-Month AUD-BBR-BBSW	5.250%	12/15/2021	AUD	97,200	(138)	4,977	4,839	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	1,087,600	(708)	1,654	946	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		1,112,100	(34)	(1,795)	0	(1,829)
GLM	Pay	6-Month AUD-BBR-BBSW	5.250%	12/15/2021	AUD	145,800	(204)	7,462	7,258	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	625,000	(433)	976	543	0
HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		373,000	(245)	569	324	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		80,000	15	139	154	0
JPM	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		130,000	(76)	189	113	0
UAG	Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	AUD	128,000	(102)	11,293	11,191	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	150,000	10	279	289	0

							$(1,899)	$26,418	$26,348	$(1,829)

TOTAL RETURN SWAPS ON CONVERTIBLE SECURITIES

Counterparty	Pay/ Receive	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	62,841	Not Applicable, Fully Funded	02/11/2015	$ 9,289	$9,289	$5,486	$14,775	$0
	Receive	OGX Petroleo e Gas Participaceos S.A.	43,031	Not Applicable, Fully Funded	04/11/2015	7,633	7,633	(18)	7,615	0

							$16,922	$5,468	$22,390	$0

Total Swap Agreements							$(643,088)	$325,516	$61,897	$(379,469)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(m)	Securities with an aggregate market value of $240,713 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$0	$0	$0	$0	$(350)	$0	$0	$(350)	$(350)	$290	$(60)
BOA	53,101	0	1,009	54,110	(10,190)	(5)	(48,215)	(58,410)	(4,300)	3,884	(416)
BPS	20,631	0	3,213	23,844	(6,578)	0	(1,786)	(8,364)	15,480	(14,970)	510
BRC	65,997	0	6,825	72,822	(3,432)	(172)	(19,392)	(22,996)	49,826	(45,119)	4,707
CBK	34,130	0	465	34,595	(3,743)	0	(62,862)	(66,605)	(32,010)	32,194	184
DUB	23,414	0	22,838	46,252	(5,269)	(2,258)	(22,988)	(30,515)	15,737	390	16,127
FBF	18,260	0	1,625	19,885	(12,683)	0	(131,204)	(143,887)	(124,002)	123,191	(811)
GLM	13,329	0	7,801	21,130	(3,789)	0	0	(3,789)	17,341	(16,830)	511
GST	0	0	1,379	1,379	0	0	(29,737)	(29,737)	(28,358)	28,241	(117)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	69

Schedule of Investments PIMCO Income Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
HUS	$51	$0	$2,688	$2,739	$(15)	$0	$(11,569)	$(11,584)	$(8,845)	$9,079	$234
JPM	10,858	0	1,965	12,823	(513)	(5,740)	(15,285)	(21,538)	(8,715)	8,598	(117)
MSB	182,459	0	0	182,459	(9,374)	(2,823)	0	(12,197)	170,262	(153,788)	16,474
MYC	0	0	541	541	0	0	(24,014)	(24,014)	(23,473)	21,423	(2,050)
RBC	2,473	0	0	2,473	(31)	0	0	(31)	2,442	(2,570)	(128)
RYL	0	0	68	68	0	0	(11,220)	(11,220)	(11,152)	10,598	(554)
SCX	722	0	0	722	0	0	0	0	722	(390)	332
UAG	68,254	0	11,480	79,734	(16,765)	0	(1,197)	(17,962)	61,772	(61,231)	541

Total Over the Counter	$493,679	$0	$61,897	$555,576	$(72,732)	$(10,998)	$(379,469)	$(463,199)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$784	$936	$1,720
Swap Agreements	0	10,968	0	0	18,566	29,534

	$0	$10,968	$0	$784	$19,502	$31,254

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$493,679	$0	$493,679
Swap Agreements	0	13,159	22,390	0	26,348	61,897

	$0	$13,159	$22,390	$493,679	$26,348	$555,576

	$0	$24,127	$22,390	$494,463	$45,850	$586,830

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$782	$0	$0	$7,285	$8,067

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$72,732	$0	$72,732
Written Options	0	5	0	10,727	266	10,998
Swap Agreements	0	377,640	0	0	1,829	379,469

	$0	$377,645	$0	$83,459	$2,095	$463,199

	$0	$378,427	$0	$83,459	$9,380	$471,266

70	PIMCO INCOME FUND	See Accompanying Notes

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September 30, 2014

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$10,158	$(16,128)	$(5,970)
Swap Agreements	0	36,018	0	0	(7,879)	28,139

	$0	$36,018	$0	$10,158	$(24,007)	$22,169

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(21,046)	$0	$(21,046)
Written Options	0	110	0	0	4,572	4,682
Swap Agreements	0	22,718	0	0	14,360	37,078

	$0	$22,828	$0	$(21,046)	$18,932	$20,714

	$0	$58,846	$0	$(10,888)	$(5,075)	$42,883

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$2,564	$5,159	$7,723
Swap Agreements	0	(43,072)	0	0	118,763	75,691

	$0	$(43,072)	$0	$2,564	$123,922	$83,414

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$527,013	$0	$527,013
Written Options	0	66	0	(1,645)	(922)	(2,501)
Swap Agreements	0	30,656	5,468	0	13,854	49,978

	$0	$30,722	$5,468	$525,368	$12,932	$574,490

	$0	$(12,350)	$5,468	$527,932	$136,854	$657,904

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,265,748	$235,674	$3,501,422
Corporate Bonds & Notes
Banking & Finance	0	4,051,155	9,447	4,060,602
Industrials	0	2,806,310	104,983	2,911,293
Utilities	0	1,516,726	6,075	1,522,801
Convertible Bonds & Notes
Banking & Finance	0	32,484	0	32,484
Industrials	0	483	0	483
Municipal Bonds & Notes
California	0	23,553	0	23,553
New York	0	2,407	0	2,407
Ohio	0	1,806	0	1,806
Tennessee	0	2,607	0	2,607
U.S. Government Agencies	0	1,995,835	0	1,995,835
U.S. Treasury Obligations	0	86,083	0	86,083
Mortgage-Backed Securities	0	9,772,370	768,513	10,540,883
Asset-Backed Securities	0	6,989,772	335,202	7,324,974

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	71

Schedule of Investments PIMCO Income Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Sovereign Issues	$0	$2,599,271	$0	$2,599,271
Common Stocks
Financials	1,013	0	0	1,013
Health Care	0	0	239	239
Convertible Preferred Securities
Banking & Finance	0	1,443	0	1,443
Preferred Securities
Banking & Finance	2,046	16,089	0	18,135
Industrials	0	6,334	0	6,334
Utilities	972	0	0	972
Short-Term Instruments
U.S. Treasury Bills	0	724,872	0	724,872
	$4,031	$33,895,348	$1,460,133	$35,359,512

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,887,124	$0	$0	$3,887,124

Total Investments	$3,891,155	$33,895,348	$1,460,133	$39,246,636

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(922,072)	$0	$(922,072)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,720	29,534	0	31,254
Over the counter	0	533,186	22,390	555,576
	$1,720	$562,720	$22,390	$586,830

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(8,067)	0	(8,067)
Over the counter	0	(463,199)	0	(463,199)
	$0	$(471,266)	$0	$(471,266)

Totals	$3,892,875	$33,064,730	$1,482,523	$38,440,128

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2014 (2)
Investments in Securities, at Value
Bank Loan Obligations	$193,991	$28,632	$(9,851)	$1,030	$(758)	$(5,378)	$29,108	$(1,100)	$235,674	$(6,336)
Corporate Bonds & Notes
Banking & Finance	172,884	74,948	(223)	(77)	0	(525)	0	(237,560)	9,447	(535)
Industrials	126,753	0	(11,413)	(350)	(402)	(7,059)	5,126	(7,672)	104,983	(808)
Utilities	6,806	0	(622)	0	0	(109)	0	0	6,075	(24)
Mortgage-Backed Securities	162,166	653,871	(42,513)	875	531	19,076	339	(25,832)	768,513	18,556

72	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2014 (2)
Asset-Backed Securities	$60,080	$284,672	$(11,269)	$109	$(131)	$1,741	$0	$0	$335,202	$1,885
Common Stocks
Health Care	261	0	0	0	0	(22)	0	0	239	(22)

	$722,941	$1,042,123	$(75,891)	$1,587	$(760)	$7,724	$34,573	$(272,164)	$1,460,133	$12,716

Financial Derivative Instruments - Assets
Over the counter	9,766	7,633	0	0	0	5,181	0	(190)	22,390	5,257

Totals	$732,707	$1,049,756	$(75,891)	$1,587	$(760)	$12,905	$34,573	$(272,354)	$1,482,523	$17,973

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$4,596	Benchmark Pricing	Base Price	101.50
	231,078	Third-Party Vendor	Broker Quote	83.00-108.50
Corporate Bonds & Notes
Banking & Finance	9,447	Benchmark Pricing	Base Price	110.05
Industrials	104,983	Third-Party Vendor	Broker Quote	100.50-117.25
Utilities	5,865	Benchmark Pricing	Base Price	94.05
	210	Third-Party Vendor	Broker Quote	102.50
Mortgage-Backed Securities	762,272	Benchmark Pricing	Base Price	52.86-102.00
	4,744	Other Valuation Techniques (3)	—	—
	1,497	Third-Party Vendor	Broker Quote	77.00-101.75
Asset-Backed Securities	279,228	Benchmark Pricing	Base Price	68.44-105.77
	55,974	Third-Party Vendor	Broker Quote	99.99
Common Stocks
Health Care	239	Other Valuation Techniques (3)	—	—

Financial Derivative Instruments - Assets
Over the counter	22,390	Indicative Market Quotation	Broker Quote	99.77-159.06

Total	$1,482,523

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	73

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Income Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and

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sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	75

Notes to Financial Statements (Cont.)

(e) New Accounting Pronouncements  In June 2013, the FASB issued an ASU providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update became effective for interim or annual periods beginning on or after December 15, 2013. In accordance with investment company reporting requirements under U.S. GAAP, the Fund adopted the ASU for the fiscal year ended March 31, 2014. The ASU did not have an impact on the Fund’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the Adviser. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring

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significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	77

Notes to Financial Statements (Cont.)

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral

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performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	79

Notes to Financial Statements (Cont.)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

80	PIMCO INCOME FUND

(Unaudited)

September 30, 2014

Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2014, the Fund had $147,366,268 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may

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Notes to Financial Statements (Cont.)

exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2014 are disclosed in the Notes to Schedule of Investments.

82	PIMCO INCOME FUND

(Unaudited)

September 30, 2014

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The

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Notes to Financial Statements (Cont.)

table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
$575,584	$5,315,891	$(5,891,520)	$113	$0	$68	$1,191	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
$25,745	$4,979,608	$(1,118,100)	$(100)	$(97)	$3,887,056	$2,507	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase

84	PIMCO INCOME FUND

(Unaudited)

September 30, 2014

price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

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Notes to Financial Statements (Cont.)

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Credit Default Swaptions  The Fund may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

86	PIMCO INCOME FUND

(Unaudited)

September 30, 2014

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  The Fund may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

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Notes to Financial Statements (Cont.)

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the

88	PIMCO INCOME FUND

(Unaudited)

September 30, 2014

credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	89

Notes to Financial Statements (Cont.)

a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  The Fund may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

7. PRINCIPAL RISKS

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield)

90	PIMCO INCOME FUND

(Unaudited)

September 30, 2014

movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

The Fund may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that economic sanctions may be imposed by the United States and/or other countries. Such sanctions—which may impact companies in many sectors, including energy, financial services and defense, among others—may negatively impact the Fund’s performance and/or ability to achieve its investment objective.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	91

Notes to Financial Statements (Cont.)

portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the Adviser, minimizes counterparty risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a

92	PIMCO INCOME FUND

(Unaudited)

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component of net asset value. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	93

Notes to Financial Statements (Cont.)

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
0.20%	0.30%	0.20%	0.29%	0.35%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder

94	PIMCO INCOME FUND

(Unaudited)

September 30, 2014

and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2014, the Distributor received $4,229,322 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $2,250.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	95

Notes to Financial Statements (Cont.)

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2014, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$1,024,724	$92,998

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

96	PIMCO INCOME FUND

(Unaudited)

September 30, 2014

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$37,674,613	$40,176,327	$8,247,068	$2,522,710

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2014		Year Ended 03/31/2014
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	311,017	$3,940,080	472,134	$5,856,203
Class P	225,939	2,865,965	261,638	3,248,050
Administrative Class	7,654	96,959	17,810	225,682
Class D	146,935	1,860,436	275,707	3,422,250
Class A	98,694	1,249,348	245,703	3,047,477
Class C	77,107	976,344	148,791	1,848,469
Class R	1,729	21,907	4,077	50,458

Issued as reinvestment of distributions
Institutional Class	31,184	394,995	58,266	720,791
Class P	8,760	110,989	9,616	118,956
Administrative Class	152	1,931	188	2,330
Class D	11,806	149,569	19,771	244,640
Class A	8,694	110,130	18,079	223,583
Class C	5,650	71,575	9,776	120,875
Class R	134	1,695	189	2,338

Cost of shares redeemed
Institutional Class	(297,876)	(3,782,468)	(358,027)	(4,417,210)
Class P	(45,360)	(574,422)	(126,526)	(1,557,544)
Administrative Class	(2,565)	(32,461)	(8,801)	(107,962)
Class D	(57,773)	(731,459)	(230,348)	(2,846,148)
Class A	(92,247)	(1,169,672)	(210,327)	(2,597,066)
Class C	(29,731)	(376,180)	(73,727)	(907,859)
Class R	(728)	(9,221)	(1,920)	(23,792)
Net increase resulting from Fund share transactions	409,175	$5,176,040	532,069	$6,674,521

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

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Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2014

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2014, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2011-2013, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2014, the Fund had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO Income Fund	$13,369	$0

As of September 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ Appreciation (1)
$37,844,898	$1,974,667	$(572,929)	$1,401,738
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

98	PIMCO INCOME FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	HUS	HSBC Bank USA N.A.
BCY	Barclays Capital, Inc.	JML	JP Morgan Securities Plc
BOA	Bank of America N.A.	JPM	JPMorgan Chase Bank N.A.
BPG	BNP Paribas Securities Corp.	JPS	JPMorgan Securities, Inc.
BPS	BNP Paribas S.A.	MEI	Merrill Lynch International
BRC	Barclays Bank PLC	MSB	Morgan Stanley Bank, N.A
CBK	Citibank N.A.	MSC	Morgan Stanley & Co., Inc.
CFR	Credit Suisse Securities (Europe) Ltd.	MYC	Morgan Stanley Capital Services, Inc.
DBL	Deutsche Bank AG London	NOM	Nomura Securities International Inc.
DEU	Deutsche Bank Securities, Inc.	RBC	Royal Bank of Canada
DUB	Deutsche Bank AG	RYL	Royal Bank of Scotland Group PLC
FBF	Credit Suisse International	SAL	Citigroup Global Markets, Inc.
FOB	Credit Suisse Securities (USA) LLC	SCX	Standard Chartered Bank
GLM	Goldman Sachs Bank USA	UAG	UBS AG Stamford
GSC	Goldman Sachs & Co.	WFS	Wells Fargo Securities, LLC
GST	Goldman Sachs International

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar
BRL	Brazilian Real	JPY	Japanese Yen
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	TRY	Turkish New Lira
GBP	British Pound	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	MBS	Mortgage-Backed Security
BBR	Bank Bill Rate	RMBS	Residential Mortgage-Backed Security
BBSW	Bank Bill Swap Reference Rate	TBD	To Be Determined
CDO	Collateralized Debt Obligation	TBD%	Interest rate to be determined when loan settles
CLO	Collateralized Loan Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio
CMBS	Collateralized Mortgage-Backed Security

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	99

Approval of Investment Advisory Contract

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 11-12, 2014, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2015. The Board also considered and approved for an additional one-year term through August 31, 2015, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“Research Affiliates”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2015; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates, on behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2015.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and Research Affiliates. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and Research Affiliates, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

100	PIMCO INCOME FUND

(Unaudited)

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and Research Affiliates in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees, without management present, at the August 11-12, 2014 meeting. The independent Trustees also conducted a telephonic meeting with counsel to the Trust and the independent Trustees on August 5, 2014 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO Low Volatility RAFI®-PLUS suite, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

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Approval of Investment Advisory Contract (Cont.)

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses counterparties that meet its stringent and monitored criteria. The Trustees also considered that PIMCO’s collateral management team utilizes the counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2013, including, but not limited to, constructing and moving into a new global headquarters in Newport Beach in May 2014; investing significant resources into developing its global portfolio management expertise; expanding PIMCO’s technology team and investing in technology, with a focus on projects that increase capacity and investment management stability; engaging in detailed preparation efforts for the potential consequences of an unanticipated financial crisis or global liquidity vacuum; focusing on global business continuity program management; investing in additional personnel with fund operations expertise, including additional accounting, financial reporting, pricing and tax resources; and continuing to develop the PIMCO Accounting Yield Application (or PAY), which provides yield and income reporting, and the rollout of the Pricing Portal, which is a web-based workflow application that will automate the daily pricing review process, improve communications among stakeholders and enhance the ability to identify pricing variance and provide feedback to pricing vendors.

Similarly, the Board considered the asset-allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund. The Board considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs; its

102	PIMCO INCOME FUND

(Unaudited)

oversight of matters that may involve conflicts of interest with the Trust; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under both Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services under that Agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Agreements continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2014 and other performance data, as available, for the period ended June 30, 2014 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2014 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 11-12, 2014 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods ended May 31, 2014. The Board noted that, as of May 31, 2014, the Institutional Class of 61%, 67% and 80% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e.,

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	103

Approval of Investment Advisory Contract (Cont.)

Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least five years of performance history, 93% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2014. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the supervisory and administrative fees for the PIMCO Emerging Markets Bond Fund effective October 1, 2014, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reductions in supervisory and administrative fees for PIMCO Emerging Markets Bond Fund effective October 1, 2014. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets

104	PIMCO INCOME FUND

(Unaudited)

under management over time and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO standard separate account fee rates in 47 out of 60 comparisons. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds for various other reasons, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities per contract and diverse servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations than when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund fees, which is beneficial to the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	105

Approval of Investment Advisory Contract (Cont.)

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the previous year while 2014 net income is expected to decline due to the fee impact of outflows. Additionally, the Board noted that profit margins were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception, fee reductions or waivers, and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional

106	PIMCO INCOME FUND

(Unaudited)

shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been reduced for some Funds over time (including the proposed reductions for certain classes of PIMCO Emerging Markets Bond Fund to be effective October 1, 2014), had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified supervision and administrative fee.

The Trustees also considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted that the benefits of the unified fee were apparent during the 2008 financial crisis, as the total expense ratios of certain funds in other fund complexes that do not have a unified fee increased due to decreases in fund assets; moreover, these benefits may reemerge in the event a particular Fund’s assets decline in the future. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, including, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those described above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	107

Approval of Investment Advisory Contract (Cont.)

(Unaudited)

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

108	PIMCO INCOME FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4013SAR_093014

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2014

PIMCO Low Duration Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report covering the six-month reporting period ended September 30, 2014, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

As previously announced on September 26, 2014, William “Bill” Gross, PIMCO’s Chief Investment Officer and co-founder, resigned from the firm. PIMCO subsequently elected Daniel Ivascyn to serve as Group Chief Investment Officer (“Group CIO”). In addition, PIMCO appointed Andrew Balls, CIO Global Fixed Income; Mark Kiesel, CIO Global Credit; Virginie Maisonneuve, CIO Global Equities; Scott Mather, CIO U.S. Core Strategies; and Mihir Worah, CIO Real Return and Asset Allocation. Outside of the reporting period on November 3, 2014, PIMCO announced that Marc Seidner will return to the firm effective November 12 in a new role as CIO Non-traditional Strategies and Head of Portfolio Management in the New York office. Under this leadership structure, Andrew and Mihir have additional managerial responsibility for PIMCO’s Portfolio Management group and trade floor activities globally. Andrew will oversee Portfolio Management in Europe and Asia-Pacific, and Mihir will oversee Portfolio Management in the U.S. Douglas Hodge, PIMCO’s Chief Executive Officer, and Jay Jacobs, President, will continue to serve as the firm’s senior executive leadership team, spearheading PIMCO’s business strategy, client service and the firm’s operations.

These appointments are a further evolution of the structure that PIMCO established earlier in 2014, reflecting our belief that the best approach for PIMCO’s clients and our firm is an investment leadership team of seasoned, highly skilled investors overseeing all areas of PIMCO’s investment activities.

During his 43 years at PIMCO, Mr. Gross made great contributions to building the firm and delivering value to PIMCO’s clients. Over this period PIMCO developed into a global asset manager, expanding beyond core fixed income, now encompassing nearly 2,500 employees across 13 offices, including over 250 portfolio managers. Mr. Gross was also responsible for starting PIMCO’s robust investment process, with a focus on long-term macroeconomic views and bottom-up security selection—a process that is well institutionalized and will continue into PIMCO’s future.

Financial market highlights of our six-month reporting period include:

■

Investors generally reacted positively to better clarity regarding central bank policy despite a period marked by ongoing geopolitical risks, namely tension between Ukraine and Russia, and the growing unrest in the Middle East. Investors reacted to these geopolitical events by either embracing risk assets (at times when concerns ebbed) or resorting to the perceived safety of high quality fixed income assets (at times of heightened concern). Geopolitical uncertainty continues to test the global economy and markets, impacting growth in Europe and contributing to increasing investor concern.

2	PIMCO LOW DURATION FUND

■

The U.S. economy showed signs of improvement on steady employment growth and renewed business investment activity. At its September 2014 meeting, the Federal Reserve (“Fed”) reiterated its intent to keep the Federal Funds Rate near zero for a considerable time even after the completion of its quantitative easing program by the end of October 2014. The Fed noted that future increases in the Federal Funds Rate would be dependent on signs of continuing economic improvement in the U.S., including a decline in the unemployment rate. Outside of the reporting period on October 29, 2014 the Fed announced the conclusion of its asset purchase program. The yield on the benchmark ten-year U.S. Treasury note was 2.49% at the end of the reporting period, compared with 2.72% on March 31, 2014. U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 1.70%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.21% for the reporting period.

■

In Europe, slower economic growth and fears of deflation prompted a series of unprecedented actions by the European Central Bank (“ECB”). Mario Draghi, ECB President, lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a liquidity channel to help encourage bank lending, and announced plans for an asset purchase program.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.69%, as represented by the Barclays U.S. TIPS Index. Longer-dated U.S. real yields decreased slightly during the reporting period, while shorter-maturity yields increased. Inflation expectations declined marginally as headline inflation decelerated from the 2% level seen earlier in 2014 as food, energy, and transportation prices fell. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 11.76%.

■

Agency mortgage-backed securities (“MBS”) generally posted positive returns, but underperformed like-duration U.S. Treasuries due to supply pressure from larger levels of issuance and increasing concerns of MBS demand once the Fed ends its asset purchase program in October. Non-Agency MBS prices were mixed and higher quality bonds generally outperformed, amid broader macroeconomic volatility and signs the U.S. housing recovery had begun to slow.

■

The U.S. investment grade credit market, as measured by the Barclays U.S. Credit Index, returned 2.68%. U.S. credit spreads narrowed amid generally improving U.S. company fundamentals. The high yield market posted slightly positive returns as tighter valuations led to deteriorating demand for high yield corporate bonds, which precipitated a correction. Retail outflows for bank loans continued, but bank loans have benefited from consistent demand from collateralized loan obligations. Company fundamentals remained strong due to low default expectations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	3

Chairman’s Letter (Cont.)

■

Tax-exempt municipal bonds returned 4.12%, as represented by the Barclays Municipal Bond Index, and taxable municipal bonds, as represented by the Barclays Municipal Taxable Index, returned 5.51%. Municipal bonds posted positive returns and outperformed U.S. Treasuries, in which returns were driven by lower U.S. Treasury rates, limited supply, and mutual fund inflows. Net supply continued to contract, as new issuances did not keep pace with seasonally high levels of maturing bonds. High yield and long duration segments outperformed, driven by stronger liquidity following improved sentiment surrounding Detroit and Puerto Rico.

■

Emerging market (“EM”) external debt, as measured by the JPMorgan Emerging Markets Index (EMBI) Global, returned 3.69%. However, EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.87% amid U.S. dollar strength in September. The emerging markets have become increasingly differentiated, with sanctions on Russia from the West and a surge in violence in the Middle East weighing on markets, versus a stimulus program in China providing some support.

■

Equity markets posted positive returns in the U.S., but were flat or slightly negative in many other regions as economic data varied. U.S. growth became more resilient, but the Eurozone recovery faltered and growth decelerated in parts of Asia. U.S. equities returned 6.42%, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, returned 2.59%. EM equities, as measured by the MSCI Emerging Markets Index, returned 2.87%.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds November 12, 2014

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO LOW DURATION FUND

Important Information About the PIMCO Low Duration Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to the Fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. If the performance of the Fund were to be negatively impacted by rising interest rates, the Fund could face increased redemptions by its shareholders, which could further reduce the value of the Fund.

The Fund may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, operational risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. The use of derivatives may subject the Fund to greater volatility than investments in traditional securities. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, call risk, credit risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	5

Important Information About the PIMCO Low Duration Fund (Cont.)

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 5% in the first year to 0% at the end of the sixth year. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

6	PIMCO LOW DURATION FUND

The following table discloses the inception dates of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Low Duration Fund	05/11/87	05/11/87	04/30/08	01/03/95	04/08/98	01/13/97	01/13/97	01/13/97	12/31/02

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	7

PIMCO Low Duration Fund

Cumulative Returns Through September 30, 2014

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Low Duration Fund Institutional Class	0.45%	1.53%	3.04%	3.89%	6.03%
PIMCO Low Duration Fund Class P	0.40%	1.43%	2.94%	3.78%	5.95%
PIMCO Low Duration Fund Administrative Class	0.32%	1.28%	2.78%	3.63%	5.77%
PIMCO Low Duration Fund Class D	0.30%	1.24%	2.74%	3.57%	5.73%
PIMCO Low Duration Fund Class A	0.28%	1.19%	2.67%	3.48%	5.57%
PIMCO Low Duration Fund Class A (adjusted)	-1.98%	-1.09%	2.21%	3.25%	5.45%
PIMCO Low Duration Fund Class B	-0.10%	0.43%	1.91%	2.94%	5.37%
PIMCO Low Duration Fund Class B (adjusted)	-5.08%	-4.57%	1.53%	2.94%	5.37%
PIMCO Low Duration Fund Class C	0.13%	0.88%	2.36%	3.07%	5.08%
PIMCO Low Duration Fund Class C (adjusted)	-0.87%	-0.12%	2.36%	3.07%	5.08%
PIMCO Low Duration Fund Class R	0.15%	0.93%	2.42%	3.23%	5.30%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.31%	0.50%	1.03%	2.52%	5.02%
Lipper Short Investment Grade Debt Funds Average	0.36%	1.22%	2.25%	2.71%	5.07%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares, 5.00% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.46% for Institutional Class shares, 0.56% for Class P shares, 0.71% for Administrative Class shares, 0.75% for Class D shares, 0.80% for Class A shares, 1.55% for Class B shares, 1.10% for Class C shares, and 1.05% for Class R shares.

8	PIMCO LOW DURATION FUND

Institutional Class - PTLDX	Class P - PLDPX	Administrative Class - PLDAX	Class D - PLDDX
Class A - PTLAX	Class B - PTLBX	Class C - PTLCX	Class R - PLDRX

Allocation Breakdown†

Short-Term Instruments‡	26.0%
Corporate Bonds & Notes	23.9%
Sovereign Issues	14.4%
U.S. Treasury Obligations	12.1%
Mortgage-Backed Securities	10.7%
U.S. Government Agencies	5.9%
Other	7.0%

†	% of Investments, at value as of 09/30/14
‡	Includes Central Funds used for Cash Management Purposes

Portfolio Insights

»

The PIMCO Low Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

Exposure to investment grade corporates, especially an allocation to financials, contributed to performance as the Fund benefited from positive income and periods of narrowing spreads within the reporting period.

»	Security selection and positive income in non-Agency mortgage-backed securities (“MBS”) holdings contributed to performance as prices of these securities generally rose during the reporting period.
»	Exposure to Spanish and Italian duration (or sensitivity to changes in market interest rates) contributed to performance as yields in both countries declined over the reporting period.

»	Short exposure to the euro and the Japanese yen contributed to performance as both currencies depreciated versus the U.S. dollar over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as inflation expectations, as measured by breakeven inflation rates, declined over the reporting period.

»	An underweight exposure to the long end of the U.S. Treasury yield curve detracted from performance as longer-maturity yields declined during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	9

Expense Example

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held from April 1, 2014 to September 30, 2014 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period *	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period *	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$1,004.50	$2.31	$1,000.00	$1,022.76	$2.33	0.46%
Class P	1,000.00	1,004.00	2.81	1,000.00	1,022.26	2.84	0.56
Administrative Class	1,000.00	1,003.20	3.57	1,000.00	1,021.51	3.60	0.71
Class D	1,000.00	1,003.00	3.77	1,000.00	1,021.31	3.80	0.75
Class A	1,000.00	1,002.80	4.02	1,000.00	1,021.06	4.05	0.80
Class B	1,000.00	999.00	7.77	1,000.00	1,017.30	7.84	1.55
Class C	1,000.00	1,001.30	5.52	1,000.00	1,019.55	5.57	1.10
Class R	1,000.00	1,001.50	5.27	1,000.00	1,019.80	5.32	1.05

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

10	PIMCO LOW DURATION FUND

Benchmark Descriptions

Index	Description

BofA Merrill Lynch 1-3 Year U.S. Treasury Index	The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	11

Financial Highlights PIMCO Low Duration Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Institutional Class
04/01/2014 - 09/30/2014+	$10.34	$0.07	$(0.02)	$0.05	$(0.09)	$0.00
03/31/2014	10.50	0.11	(0.10)	0.01	(0.16)	(0.01)
03/31/2013	10.40	0.15	0.35	0.50	(0.29)	(0.11)
03/31/2012	10.44	0.19	0.05	0.24	(0.28)	0.00
03/31/2011	10.44	0.21	0.22	0.43	(0.24)	(0.19)
03/31/2010	9.30	0.27	1.18	1.45	(0.30)	(0.01)
Class P
04/01/2014 - 09/30/2014+	10.34	0.07	(0.03)	0.04	(0.08)	0.00
03/31/2014	10.50	0.10	(0.10)	0.00	(0.15)	(0.01)
03/31/2013	10.40	0.14	0.34	0.48	(0.27)	(0.11)
03/31/2012	10.44	0.18	0.05	0.23	(0.27)	0.00
03/31/2011	10.44	0.20	0.22	0.42	(0.23)	(0.19)
03/31/2010	9.30	0.23	1.21	1.44	(0.29)	(0.01)
Administrative Class
04/01/2014 - 09/30/2014+	10.34	0.06	(0.03)	0.03	(0.07)	0.00
03/31/2014	10.50	0.09	(0.10)	(0.01)	(0.14)	(0.01)
03/31/2013	10.40	0.13	0.34	0.47	(0.26)	(0.11)
03/31/2012	10.44	0.16	0.06	0.22	(0.26)	0.00
03/31/2011	10.44	0.18	0.22	0.40	(0.21)	(0.19)
03/31/2010	9.30	0.24	1.19	1.43	(0.28)	(0.01)
Class D
04/01/2014 - 09/30/2014+	10.34	0.06	(0.03)	0.03	(0.07)	0.00
03/31/2014	10.50	0.09	(0.11)	(0.02)	(0.13)	(0.01)
03/31/2013	10.40	0.12	0.34	0.46	(0.25)	(0.11)
03/31/2012	10.44	0.16	0.05	0.21	(0.25)	0.00
03/31/2011	10.44	0.18	0.22	0.40	(0.21)	(0.19)
03/31/2010	9.30	0.22	1.21	1.43	(0.28)	(0.01)

Please see footnotes on page 14.

12	PIMCO LOW DURATION FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$(0.09)	$10.30	0.45%	$12,096,722	0.46	%*	0.46	%*	0.46	%*	0.46	%*	1.37	%*	64%
(0.17)	10.34	0.09	14,841,581	0.46		0.46		0.46		0.46		1.11		248
(0.40)	10.50	4.76	15,017,652	0.46		0.46		0.46		0.46		1.44		445
(0.28)	10.40	2.36	13,180,746	0.46		0.46		0.46		0.46		1.81		437
(0.43)	10.44	4.15	13,350,275	0.46		0.46		0.46		0.46		1.99		461
(0.31)	10.44	15.80	12,012,235	0.46		0.46		0.46		0.46		2.62		488

(0.08)	10.30	0.40	2,139,805	0.56	*	0.56	*	0.56	*	0.56	*	1.27	*	64
(0.16)	10.34	(0.01)	2,338,918	0.56		0.56		0.56		0.56		1.01		248
(0.38)	10.50	4.66	2,097,525	0.56		0.56		0.56		0.56		1.36		445
(0.27)	10.40	2.26	928,142	0.56		0.56		0.56		0.56		1.71		437
(0.42)	10.44	4.04	806,915	0.56		0.56		0.56		0.56		1.92		461
(0.30)	10.44	15.68	455,685	0.56		0.56		0.56		0.56		2.27		488

(0.07)	10.30	0.32	449,313	0.71	*	0.71	*	0.71	*	0.71	*	1.12	*	64
(0.15)	10.34	(0.16)	522,884	0.71		0.71		0.71		0.71		0.87		248
(0.37)	10.50	4.50	710,182	0.71		0.71		0.71		0.71		1.21		445
(0.26)	10.40	2.10	478,181	0.71		0.71		0.71		0.71		1.56		437
(0.40)	10.44	3.89	850,731	0.71		0.71		0.71		0.71		1.74		461
(0.29)	10.44	15.51	926,055	0.71		0.71		0.71		0.71		2.37		488

(0.07)	10.30	0.30	1,479,908	0.75	*	0.75	*	0.75	*	0.75	*	1.08	*	64
(0.14)	10.34	(0.20)	1,711,864	0.75		0.75		0.75		0.75		0.83		248
(0.36)	10.50	4.46	2,053,619	0.75		0.75		0.75		0.75		1.15		445
(0.25)	10.40	2.06	1,756,751	0.75		0.75		0.75		0.75		1.52		437
(0.40)	10.44	3.85	1,783,728	0.75		0.75		0.75		0.75		1.72		461
(0.29)	10.44	15.46	1,365,583	0.75		0.75		0.75		0.75		2.17		488

Please see footnotes on pages 14 and 15.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	13

Financial Highlights PIMCO Low Duration Fund (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Class A
04/01/2014 - 09/30/2014+	$10.34	$0.05		$(0.02)	$0.03	$(0.07)	$0.00
03/31/2014	10.50	0.08		(0.10)	(0.02)	(0.13)	(0.01)
03/31/2013	10.40	0.12		0.34	0.46	(0.25)	(0.11)
03/31/2012	10.44	0.15		0.06	0.21	(0.25)	0.00
03/31/2011	10.44	0.17		0.21	0.38	(0.19)	(0.19)
03/31/2010	9.30	0.22		1.19	1.41	(0.26)	(0.01)
Class B
04/01/2014 - 09/30/2014+	10.34	0.02		(0.03)	(0.01)	(0.03)	0.00
03/31/2014	10.50	0.00	^	(0.10)	(0.10)	(0.05)	(0.01)
03/31/2013	10.40	0.04		0.34	0.38	(0.17)	(0.11)
03/31/2012	10.44	0.07		0.06	0.13	(0.17)	0.00
03/31/2011	10.44	0.08		0.23	0.31	(0.12)	(0.19)
03/31/2010	9.30	0.17		1.17	1.34	(0.19)	(0.01)
Class C
04/01/2014 - 09/30/2014+	10.34	0.04		(0.03)	0.01	(0.05)	0.00
03/31/2014	10.50	0.05		(0.10)	(0.05)	(0.10)	(0.01)
03/31/2013	10.40	0.08		0.35	0.43	(0.22)	(0.11)
03/31/2012	10.44	0.12		0.06	0.18	(0.22)	0.00
03/31/2011	10.44	0.14		0.21	0.35	(0.16)	(0.19)
03/31/2010	9.30	0.17		1.20	1.37	(0.22)	(0.01)
Class R
04/01/2014 - 09/30/2014+	10.34	0.04		(0.02)	0.02	(0.06)	0.00
03/31/2014	10.50	0.05		(0.10)	(0.05)	(0.10)	(0.01)
03/31/2013	10.40	0.09		0.34	0.43	(0.22)	(0.11)
03/31/2012	10.44	0.13		0.05	0.18	(0.22)	0.00
03/31/2011	10.44	0.15		0.21	0.36	(0.17)	(0.19)
03/31/2010	9.30	0.20		1.19	1.39	(0.24)	(0.01)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.55%.
(c)	Effective January 1, 2010, the Class’s distribution and/or service/12b-1 fees was decreased by 0.20% to an annual rate of 0.30%.
^	Reflects an amount rounding to less than one cent.

14	PIMCO LOW DURATION FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$(0.07)	$10.30	0.28%	$2,424,043	0.80	%*	0.80	%*	0.80	%*	0.80	%*	1.04	%*	64%
(0.14)	10.34	(0.25)	3,043,735	0.80		0.80		0.80		0.80		0.78		248
(0.36)	10.50	4.41	3,713,284	0.80		0.80		0.80		0.80		1.10		445
(0.25)	10.40	2.01	3,394,040	0.80	(b)	0.80	(b)	0.80	(b)	0.80	(b)	1.47		437
(0.38)	10.44	3.74	3,439,969	0.85		0.85		0.85		0.85		1.61		461
(0.27)	10.44	15.35	3,074,798	0.85		0.85		0.85		0.85		2.19		488

(0.03)	10.30	(0.10)	2,252	1.55	*	1.55	*	1.55	*	1.55	*	0.29	*	64
(0.06)	10.34	(1.00)	3,554	1.55		1.55		1.55		1.55		0.02		248
(0.28)	10.50	3.63	3,411	1.55		1.55		1.55		1.55		0.40		445
(0.17)	10.40	1.24	7,529	1.55	(b)	1.55	(b)	1.55	(b)	1.55	(b)	0.72		437
(0.31)	10.44	2.97	31,539	1.60		1.60		1.60		1.60		0.77		461
(0.20)	10.44	14.49	81,425	1.60		1.60		1.60		1.60		1.70		488

(0.05)	10.30	0.13	845,183	1.10	*	1.10	*	1.10	*	1.10	*	0.73	*	64
(0.11)	10.34	(0.55)	959,812	1.10		1.10		1.10		1.10		0.47		248
(0.33)	10.50	4.10	1,036,641	1.10		1.10		1.10		1.10		0.80		445
(0.22)	10.40	1.70	990,380	1.10	(b)	1.10	(b)	1.10	(b)	1.10	(b)	1.17		437
(0.35)	10.44	3.43	1,014,588	1.15		1.15		1.15		1.15		1.31		461
(0.23)	10.44	14.83	837,286	1.30	(c)	1.30	(c)	1.30	(c)	1.30	(c)	1.71		488

(0.06)	10.30	0.15	140,806	1.05	*	1.05	*	1.05	*	1.05	*	0.78	*	64
(0.11)	10.34	(0.50)	135,958	1.05		1.05		1.05		1.05		0.53		248
(0.33)	10.50	4.15	131,888	1.05		1.05		1.05		1.05		0.85		445
(0.22)	10.40	1.76	116,496	1.05	(b)	1.05	(b)	1.05	(b)	1.05	(b)	1.22		437
(0.36)	10.44	3.49	96,283	1.10		1.10		1.10		1.10		1.41		461
(0.25)	10.44	15.07	39,325	1.10		1.10		1.10		1.10		1.97		488

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	15

Statement of Assets and Liabilities PIMCO Low Duration Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$15,514,244
Investments in Affiliates	4,417,904
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,722
Over the counter	322,170
Deposits with counterparty	59,852
Foreign currency, at value	4,858
Receivable for investments sold	80,161
Receivable for Fund shares sold	52,610
Interest and dividends receivable	75,619
Dividends receivable from Affiliates	1,606
20,535,746
Liabilities:
Borrowings & Other Financing Transactions
Payable for short sales	$65,454
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,651
Over the counter	82,557
Payable for investments purchased	19,073
Payable for investments in Affiliates purchased	1,606
Deposits from counterparty	240,786
Payable for Fund shares redeemed	533,191
Dividends payable	2,508
Overdraft due to custodian	91
Accrued investment advisory fees	4,332
Accrued supervisory and administrative fees	4,119
Accrued distribution fees	638
Accrued servicing fees	708
957,714
Net Assets	$19,578,032
Net Assets Consist of:
Paid in capital	$19,656,629
(Overdistributed) net investment income	(50,611)
Accumulated undistributed net realized (loss)	(15,862)
Net unrealized (depreciation)	(12,124)
$19,578,032
Cost of Investments in Securities	$15,661,438
Cost of Investments in Affiliates	$4,418,168
Cost of Foreign Currency Held	$4,854
Proceeds Received on Short Sales	$65,263
Cost or Premiums of Financial Derivative Instruments, net	$23,834

* Includes repurchase agreements of:	$52,869

16	PIMCO LOW DURATION FUND	See Accompanying Notes

September 30, 2014 (Unaudited)

Net Assets:
Institutional Class	$12,096,722
Class P	2,139,805
Administrative Class	449,313
Class D	1,479,908
Class A	2,424,043
Class B	2,252
Class C	845,183
Class R	140,806
Shares Issued and Outstanding:
Institutional Class	1,174,651
Class P	207,782
Administrative Class	43,630
Class D	143,702
Class A	235,378
Class B	219
Class C	82,068
Class R	13,672
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$10.30
Class P	10.30
Administrative Class	10.30
Class D	10.30
Class A	10.30
Class B	10.30
Class C	10.30
Class R	10.30

^	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	17

Statement of Operations PIMCO Low Duration Fund

Six Months Ended September 30, 2014 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$200,365
Dividends	347
Dividends from Investments in Affiliates	8,565
Total Income	209,277

Expenses:
Investment advisory fees	28,572
Supervisory and administrative fees	27,219
Distribution and/or servicing fees - Administrative Class	610
Distribution and/or servicing fees - Class D	2,039
Distribution fees - Class B	11
Distribution fees - Class C	1,367
Distribution fees - Class R	176
Servicing fees - Class A	3,534
Servicing fees - Class B	4
Servicing fees - Class C	1,139
Servicing fees - Class R	176
Interest expense	37
Trustee fees	13
Total Expenses	64,897

Net Investment Income	144,380

Net Realized Gain (Loss):
Investments in securities	7,859
Investments in Affiliates	531
Exchange-traded or centrally cleared financial derivative instruments	(12,192)
Over the counter financial derivative instruments	112,186
Foreign currency	1,042
Net Realized Gain	109,426

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(353,570)
Investments in Affiliates	(725)
Exchange-traded or centrally cleared financial derivative instruments	(46,136)
Over the counter financial derivative instruments	242,903
Foreign currency assets and liabilities	(2,688)
Net Change in Unrealized (Depreciation)	(160,216)
Net (Loss)	(50,790)

Net Increase in Net Assets Resulting from Operations	$93,590

18	PIMCO LOW DURATION FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Low Duration Fund

(Amounts in thousands)	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
(Decrease) in Net Assets from:

Operations:
Net investment income	$144,380	$241,130
Net realized gain (loss)	109,426	(60,288)
Net change in unrealized (depreciation)	(160,216)	(189,312)
Net increase (decrease) resulting from operations	93,590	(8,470)

Distributions to Shareholders:
From net investment income
Institutional Class	(121,633)	(232,171)
Class P	(17,974)	(31,642)
Administrative Class	(3,467)	(8,079)
Class D	(11,257)	(24,434)
Class A	(18,868)	(42,795)
Class B	(9)	(16)
Class C	(4,704)	(9,407)
Class R	(759)	(1,308)
From net realized capital gains
Institutional Class	0	(9,632)
Class P	0	(1,371)
Administrative Class	0	(357)
Class D	0	(1,157)
Class A	0	(2,132)
Class B	0	(2)
Class C	0	(647)
Class R	0	(82)

Total Distributions	(178,671)	(365,232)

Fund Share Transactions:
Net (decrease) resulting from Fund share transactions**	(3,895,193)	(832,194)

Total (Decrease) in Net Assets	(3,980,274)	(1,205,896)

Net Assets:
Beginning of period	23,558,306	24,764,202
End of period*	$19,578,032	$23,558,306

* Including (overdistributed) net investment income of:	$(50,611)	$(16,320)

**	See Note 12 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	19

Schedule of Investments PIMCO Low Duration Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 79.2%

BANK LOAN OBLIGATIONS 1.8%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	$1,866	$1,870
Biomet, Inc.
3.154% due 03/25/2015	868	867
3.655% due 07/25/2017	12,384	12,321
CSC Holdings, Inc.
2.654% due 04/17/2020	5,851	5,681
H.J. Heinz Co.
3.500% due 06/05/2020	215,822	213,556
HCA, Inc.
2.654% due 02/02/2016	2,235	2,224
2.654% due 05/02/2016	21,450	21,383
2.983% due 05/01/2018	1,884	1,864
Hertz Corp.
3.000% due 03/11/2018	672	654
3.750% due 03/11/2018	688	677
MGM Resorts International
3.500% due 12/20/2019	7,899	7,776
Novelis, Inc.
3.750% due 03/10/2017	21,753	21,585
NRG Energy, Inc.
2.750% due 07/02/2018	14,497	14,253
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020	5,282	5,232
SunGard Data Systems, Inc.
4.000% due 03/08/2020	12,328	12,203
Tesoro Corp.
2.404% due 05/30/2016	1,585	1,580
Time Warner Telecom Holdings, Inc.
2.660% due 04/17/2020	988	985
Valeant Pharmaceuticals International, Inc.
3.750% due 08/05/2020	28,679	28,382
Windstream Corp.
3.500% due 01/23/2020	4,443	4,402

Total Bank Loan Obligations (Cost $361,972)		357,495

CORPORATE BONDS & NOTES 24.3%

BANKING & FINANCE 17.0%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017	39,000	38,122
Ally Financial, Inc.
2.434% due 12/01/2014	9,161	9,158
2.500% due 03/15/2017 (f)	30,000	29,965
2.750% due 01/30/2017	15,275	15,008
2.914% due 07/18/2016	775	782
3.125% due 01/15/2016	6,255	6,286

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 07/18/2016		$6,445	$6,534
4.625% due 06/26/2015		32,550	33,084
5.500% due 02/15/2017		5,594	5,832
6.750% due 12/01/2014		24,578	24,770
8.300% due 02/12/2015		39,100	39,980
American Honda Finance Corp.
0.610% due 05/26/2016		400	402
American International Group, Inc.
5.050% due 10/01/2015		34,300	35,809
5.450% due 05/18/2017		1,200	1,323
8.250% due 08/15/2018		2,000	2,445
Banco do Brasil S.A.
4.500% due 01/22/2015		5,500	5,596
Banco Espirito Santo S.A.
4.000% due 01/21/2019	EUR	1,000	1,143
5.875% due 11/09/2015		4,500	5,648
Banco Popular Espanol S.A.
4.250% due 09/30/2015		5,900	7,742
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$4,100	4,300
Banco Santander Chile
1.834% due 01/19/2016		1,200	1,215
3.750% due 09/22/2015		45,200	46,374
Bank of America Corp.
0.494% due 10/14/2016		8,100	8,091
0.564% due 08/15/2016		13,400	13,323
0.694% due 01/15/2015		9,000	9,007
1.105% due 04/01/2019		80,600	81,114
1.303% due 03/22/2018		16,500	16,821
1.500% due 10/09/2015		3,400	3,426
3.750% due 07/12/2016		2,700	2,820
4.500% due 04/01/2015		63,832	65,081
5.000% due 01/15/2015		14,000	14,182
5.420% due 03/15/2017		1,000	1,084
5.650% due 05/01/2018		30,200	33,624
5.750% due 12/12/2014	GBP	13,300	21,769
5.750% due 12/01/2017		$8,700	9,688
6.400% due 08/28/2017		6,150	6,924
6.500% due 08/01/2016		121,995	133,200
6.875% due 04/25/2018		13,200	15,240
7.800% due 09/15/2016		1,000	1,121
8.950% due 05/18/2017		180	199
Bank of America N.A.
0.514% due 06/15/2016		2,300	2,293
0.534% due 06/15/2017		8,300	8,249
0.703% due 11/14/2016		44,700	44,761
Bank of Montreal
1.950% due 01/30/2018		33,700	34,389
Bankia S.A.
0.408% due 01/25/2016	EUR	16,100	20,171
4.375% due 02/14/2017		5,400	7,341
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	3,700	7,765

20	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BBVA Bancomer S.A.
4.500% due 03/10/2016		$10,050	$10,527
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		15,400	15,986
Bear Stearns Cos. LLC
0.624% due 11/21/2016		14,120	14,131
5.700% due 11/15/2014		14,000	14,029
7.250% due 02/01/2018		800	931
BPCE S.A.
1.484% due 04/25/2016		3,000	3,047
CIT Group, Inc.
4.250% due 08/15/2017		30,824	31,209
4.750% due 02/15/2015		18,800	19,023
5.000% due 05/15/2017		15,467	15,892
Citigroup, Inc.
0.502% due 06/09/2016		3,100	3,084
0.747% due 05/31/2017	EUR	200	251
0.774% due 03/10/2017		$900	902
1.025% due 04/01/2016		22,389	22,556
1.194% due 07/25/2016		219,200	221,551
1.350% due 03/10/2017		26,100	26,033
1.440% due 11/30/2017	EUR	5,000	6,315
2.650% due 03/02/2015		$2,600	2,623
4.450% due 01/10/2017		8,800	9,382
4.587% due 12/15/2015		4,653	4,862
4.750% due 05/19/2015		10	10
6.010% due 01/15/2015		3,100	3,149
6.125% due 05/15/2018		2,300	2,607
CNA Financial Corp.
5.850% due 12/15/2014		38,500	38,943
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	887
1.570% due 02/14/2018		1,000,000	8,865
2.000% due 09/15/2015		$11,300	11,314
2.375% due 05/25/2016		72,700	72,969
3.000% due 11/17/2014		5,100	5,119
5.500% due 06/26/2017		35,250	38,114
Export-Import Bank of India
2.383% due 03/30/2016		1,500	1,515
FCE Bank PLC
1.875% due 05/12/2016	EUR	6,300	8,129
4.750% due 01/19/2015		4,700	6,012
First Horizon National Corp.
5.375% due 12/15/2015		$15,600	16,354
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		20,000	20,264
3.000% due 06/12/2017		29,000	29,952
3.875% due 01/15/2015		44,464	44,894
3.984% due 06/15/2016		4,400	4,610
5.625% due 09/15/2015		20,800	21,752
7.000% due 04/15/2015		14,800	15,311
8.000% due 12/15/2016		41,285	47,005
8.700% due 10/01/2014		23,300	23,300
12.000% due 05/15/2015		15,000	16,065

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GATX Financial Corp.
5.800% due 03/01/2016		$1,200	$1,279
General Motors Financial Co., Inc.
2.750% due 05/15/2016		4,500	4,542
GMAC International Finance BV
7.500% due 04/21/2015	EUR	8,635	11,281
Goldman Sachs Group, Inc.
0.632% due 07/22/2015		$400	401
5.500% due 11/15/2014		500	503
HBOS PLC
0.933% due 09/06/2017		32,300	32,297
HCP, Inc.
6.300% due 09/15/2016		1,000	1,101
Hospitality Properties Trust
6.300% due 06/15/2016		7,500	7,929
HSBC Finance Corp.
0.664% due 06/01/2016		7,400	7,406
HSBC USA Capital Trust
8.380% due 05/15/2027		700	710
HSBC USA, Inc.
2.375% due 02/13/2015		12,600	12,696
Industrial Bank of Korea
2.375% due 07/17/2017		9,500	9,676
3.750% due 09/29/2016		59,200	62,008
ING Bank NV
0.935% due 07/03/2017		29,700	29,589
1.874% due 09/25/2015		1,200	1,218
International Lease Finance Corp.
4.875% due 04/01/2015		5,110	5,196
5.750% due 05/15/2016		20,530	21,492
6.750% due 09/01/2016		9,900	10,717
7.125% due 09/01/2018		200	226
8.625% due 09/15/2015		11,500	12,177
Intesa Sanpaolo SpA
2.375% due 01/13/2017		9,080	9,187
3.125% due 01/15/2016		200	205
IPIC GMTN Ltd.
4.875% due 05/14/2016	EUR	1,700	2,288
JPMorgan Chase & Co.
0.683% due 04/23/2015		$5,600	5,606
0.855% due 02/26/2016		28,600	28,780
1.068% due 05/30/2017	GBP	35,100	56,262
1.283% due 03/20/2015		$1,400	1,406
1.358% due 09/22/2015		1,900	1,916
1.875% due 03/20/2015		1,200	1,208
3.150% due 07/05/2016		4,400	4,555
3.400% due 06/24/2015		13,000	13,274
3.450% due 03/01/2016		1,100	1,140
3.700% due 01/20/2015		29,930	30,228
6.000% due 01/15/2018		8,850	9,967
JPMorgan Chase Bank N.A.
0.564% due 06/13/2016		1,300	1,300

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	21

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.767% due 05/31/2017	EUR	26,300	$33,202
5.375% due 09/28/2016	GBP	9,800	16,999
6.000% due 10/01/2017		$11,000	12,308
Korea Development Bank
3.250% due 03/09/2016		74,100	76,393
4.000% due 09/09/2016		10,000	10,539
4.375% due 08/10/2015		2,000	2,063
Korea Finance Corp.
3.250% due 09/20/2016		8,000	8,314
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		1,046	1,096
MassMutual Global Funding
2.000% due 04/05/2017		200	203
Metropolitan Life Global Funding
0.614% due 04/10/2017		77,200	77,752
1.300% due 04/10/2017		37,700	37,666
Morgan Stanley
0.714% due 10/15/2015		13,300	13,345
5.375% due 10/15/2015		5,950	6,233
5.550% due 04/27/2017		200	219
6.000% due 04/28/2015		3,000	3,093
MUFG Union Bank N.A.
0.638% due 05/05/2017		67,500	67,699
0.985% due 09/26/2016		42,400	42,790
Murray Street Investment Trust
4.647% due 03/09/2017		15,912	17,042
National Bank of Canada
1.500% due 06/26/2015		3,700	3,731
National City Bank
0.584% due 12/15/2016		8,090	8,069
0.603% due 06/07/2017		7,950	7,925
Navient LLC
3.875% due 09/10/2015		15,275	15,456
5.000% due 04/15/2015		49,617	50,485
5.050% due 11/14/2014		12,800	12,832
6.000% due 01/25/2017		31,100	32,616
6.250% due 01/25/2016		74,307	77,316
8.450% due 06/15/2018		3,400	3,833
Navient LLC CPI Linked Bond
4.222% due 09/15/2015		10,000	10,035
New York Life Global Funding
0.335% due 09/06/2016		32,300	32,303
0.583% due 05/23/2016		800	804
Nordea Bank AB
0.592% due 04/04/2017		17,800	17,842
Pacific Life Global Funding CPI Linked Bond
3.820% due 06/02/2018		7,450	7,278
Preferred Term Securities Ltd.
0.785% due 03/24/2034		1,091	906
Pricoa Global Funding
1.350% due 08/18/2017		18,100	18,023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Prudential Covered Trust
2.997% due 09/30/2015		$29,100	$29,712
Qatari Diar Finance Co.
3.500% due 07/21/2015		65,300	66,769
QNB Finance Ltd.
3.125% due 11/16/2015		2,000	2,048
3.375% due 02/22/2017		8,000	8,350
Rabobank Group
0.515% due 11/23/2016		115,100	115,152
RCI Banque S.A.
5.625% due 10/05/2015	EUR	7,800	10,357
Regions Financial Corp.
7.750% due 11/10/2014		$5,721	5,762
Royal Bank of Canada
2.000% due 10/01/2018		4,900	4,946
Royal Bank of Scotland PLC
0.934% due 04/11/2016		6,100	6,124
Santander Issuances S.A.U.
5.911% due 06/20/2016		1,600	1,698
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		68,910	70,344
Shinhan Bank
0.883% due 04/08/2017		38,900	39,031
SLM Student Loan Trust
0.634% due 12/15/2033	EUR	801	992
Springleaf Finance Corp.
5.400% due 12/01/2015		$3,550	3,639
5.750% due 09/15/2016		4,450	4,628
6.500% due 09/15/2017		5,000	5,275
6.900% due 12/15/2017		4,125	4,393
Toyota Motor Credit Corp.
0.384% due 09/18/2015		7,000	7,010
0.521% due 05/17/2016		2,600	2,610
UBS AG
5.875% due 07/15/2016		6,977	7,556
Vesey Street Investment Trust
4.404% due 09/01/2016		14,123	14,973
Wachovia Corp.
0.604% due 10/15/2016		38,570	38,590
Wells Fargo & Co.
0.764% due 07/20/2016		600	604
1.500% due 07/01/2015		7,000	7,058
Western Union Co.
1.234% due 08/21/2015		500	503

			3,326,975

INDUSTRIALS 3.5%
AbbVie, Inc.
0.997% due 11/06/2015		2,500	2,518
1.200% due 11/06/2015		200	201
1.750% due 11/06/2017		200	199

22	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Amgen, Inc.
1.875% due 11/15/2014		$28,500	$28,553
2.500% due 11/15/2016		29,600	30,451
Apple, Inc.
0.489% due 05/03/2018		15,400	15,436
AutoZone, Inc.
5.750% due 01/15/2015		12,900	13,094
Aviation Capital Group Corp.
3.875% due 09/27/2016		200	206
Barry Callebaut Services NV
6.000% due 07/13/2017	EUR	1,250	1,771
Bombardier, Inc.
4.250% due 01/15/2016		$13,500	13,770
Canadian Natural Resources Ltd.
0.608% due 03/30/2016		12,000	12,032
CNPC General Capital Ltd.
1.450% due 04/16/2016		39,500	39,530
Colorado Interstate Gas Co. LLC
5.950% due 03/15/2015		4,260	4,360
ConAgra Foods, Inc.
5.819% due 06/15/2017		1,190	1,315
COX Communications, Inc.
5.450% due 12/15/2014		974	984
CSX Corp.
7.900% due 05/01/2017		15,500	17,934
Daimler Finance North America LLC
0.584% due 03/10/2017		88,500	88,574
0.834% due 01/09/2015		6,800	6,808
0.920% due 08/01/2016		6,100	6,159
1.650% due 04/10/2015		4,480	4,507
2.300% due 01/09/2015		3,010	3,026
DISH DBS Corp.
6.625% due 10/01/2014		31,754	31,754
7.125% due 02/01/2016		13,950	14,822
7.750% due 05/31/2015		24,233	25,111
Enterprise Products Operating LLC
5.600% due 10/15/2014		8,400	8,416
ERAC USA Finance LLC
6.200% due 11/01/2016		1,100	1,211
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		25,300	25,931
Fresenius U.S. Finance, Inc.
8.750% due 07/15/2015	EUR	500	673
General Electric Co.
0.850% due 10/09/2015		$10,300	10,347
GTL Trade Finance, Inc.
7.250% due 10/20/2017		2,000	2,260
HCA, Inc.
6.375% due 01/15/2015		12,938	13,083
6.500% due 02/15/2016		2,850	2,982

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kinder Morgan, Inc.
5.150% due 03/01/2015		$775	$787
Lennar Corp.
5.600% due 05/31/2015		100	103
Louisiana-Pacific Corp.
7.500% due 06/01/2020		4,600	4,922
Masco Corp.
6.125% due 10/03/2016		400	432
McKesson Corp.
1.292% due 03/10/2017		3,900	3,888
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019		14,186	15,998
MGM Resorts International
6.625% due 07/15/2015		13,415	13,817
6.875% due 04/01/2016		2,908	3,086
7.500% due 06/01/2016		12,900	13,803
7.625% due 01/15/2017		5,375	5,859
10.000% due 11/01/2016		565	640
NBCUniversal Enterprise, Inc.
0.771% due 04/15/2016		1,600	1,604
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016		7,700	7,713
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		2,739	3,075
Olin Corp.
6.750% due 06/15/2016		15,000	16,200
ONEOK Partners LP
2.000% due 10/01/2017		450	453
Petrobras International Finance Co. S.A.
3.875% due 01/27/2016		9,500	9,747
Pioneer Natural Resources Co.
6.875% due 05/01/2018		2,624	3,035
RPM International, Inc.
6.500% due 02/15/2018		1,600	1,814
SABIC Capital BV
3.000% due 11/02/2015		2,300	2,353
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		59,600	61,155
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016		2,000	2,082
5.375% due 02/02/2018	GBP	12,600	22,283
6.421% due 06/20/2016		$27,240	29,615
Thermo Fisher Scientific, Inc.
3.200% due 05/01/2015		233	237
3.200% due 03/01/2016		4,550	4,698
Time Warner Cable, Inc.
5.850% due 05/01/2017		9,500	10,537
UAL Pass-Through Trust
10.400% due 05/01/2018		669	741
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		600	81

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	23

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Viacom, Inc.
1.250% due 02/27/2015	$1,100	$1,104
Volkswagen International Finance NV
0.832% due 11/20/2014	800	801
Woodside Finance Ltd.
4.500% due 11/10/2014	13,108	13,163

		683,844

UTILITIES 3.8%
AT&T, Inc.
0.653% due 03/30/2017	75,400	75,596
2.950% due 05/15/2016	26,177	27,044
BP Capital Markets PLC
3.125% due 10/01/2015	100	103
Consumers Energy Co.
6.700% due 09/15/2019	2,700	3,246
Dayton Power & Light Co.
1.875% due 09/15/2016	11,400	11,556
Electricite de France S.A.
6.500% due 01/26/2019	800	939
Enel Finance International NV
3.875% due 10/07/2014	7,300	7,302
KT Corp.
1.750% due 04/22/2017	40,100	40,096
Petrobras Global Finance BV
1.852% due 05/20/2016	87,500	87,631
PPL Energy Supply LLC
6.200% due 05/15/2016	5,145	5,467
Qtel International Finance Ltd.
3.375% due 10/14/2016	21,600	22,410
Qwest Corp.
7.200% due 11/10/2026	5,550	5,591
7.500% due 10/01/2014	1,700	1,700
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016	4,794	5,072
Shell International Finance BV
3.100% due 06/28/2015	3,100	3,164
Sprint Communications, Inc.
8.375% due 08/15/2017	12,500	14,016
9.125% due 03/01/2017	7,107	8,031
TECO Finance, Inc.
6.750% due 05/01/2015	6,000	6,208
Verizon Communications, Inc.
1.764% due 09/15/2016	263,517	270,291
1.984% due 09/14/2018	6,350	6,696
2.500% due 09/15/2016	145,400	149,254
3.650% due 09/14/2018	3,800	4,007

		755,420

Total Corporate Bonds & Notes (Cost $4,722,127)		4,766,239

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.3%

ILLINOIS 0.0%
Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015	$2,235	$2,256

MINNESOTA 0.1%
Tobacco Securitization Authority, Minnesota Revenue Notes, Series 2011
3.093% due 03/01/2015	7,000	7,072

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	1,195	693
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016	44,990	44,938

		45,631

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.335% due 04/01/2040	4,294	4,364

Total Municipal Bonds & Notes (Cost $59,606)		59,323

U.S. GOVERNMENT AGENCIES 6.0%
Fannie Mae
0.215% due 12/25/2036	1,911	1,867
0.275% due 06/25/2034	493	484
0.355% due 10/27/2037	107,500	107,294
0.455% due 03/25/2037	3,939	3,951
0.505% due 03/25/2037 - 03/25/2044	7,017	7,048
0.515% due 03/25/2037	367	369
0.535% due 07/25/2037	5,314	5,344
0.555% due 06/25/2032 - 09/25/2035	526	529
0.625% due 07/25/2037 - 12/25/2040	6,913	6,945
0.655% due 05/25/2039 - 09/25/2041	79,765	80,525
0.755% due 04/25/2022	4	4
0.805% due 12/25/2037	4,623	4,691
0.855% due 10/25/2037	13,709	13,915
0.885% due 06/25/2040	1,690	1,715
0.886% due 11/01/2021	4,335	4,374
0.895% due 03/25/2040	41,913	42,668
0.905% due 03/25/2038 - 01/25/2040	35,394	35,992

24	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.000% due 01/25/2043	$7,055	$6,710
1.005% due 02/25/2040	4,020	4,099
1.055% due 07/25/2039	4,872	4,979
1.318% due 07/01/2042 - 07/01/2044	1,115	1,141
1.346% due 03/01/2035	486	503
1.368% due 09/01/2041	87	91
1.375% due 01/01/2021	7	7
1.518% due 10/01/2030 - 11/01/2039	866	906
1.619% due 11/01/2017	4	3
1.781% due 03/01/2035	4,446	4,699
1.795% due 11/01/2018	1	1
1.853% due 10/01/2034	1,516	1,597
1.872% due 07/01/2017	7	8
1.910% due 08/01/2017	1	1
1.917% due 07/01/2018	3	3
1.938% due 06/01/2017	2	2
1.951% due 11/01/2034	419	445
1.971% due 05/01/2035	815	851
1.998% due 11/01/2017	7	7
2.000% due 07/01/2017	6	6
2.029% due 09/01/2035	122	131
2.039% due 01/01/2035	2,982	3,181
2.088% due 07/01/2035	2,821	3,005
2.125% due 08/01/2035	3,129	3,329
2.136% due 05/01/2035	2,309	2,481
2.182% due 09/01/2035	2,833	3,034
2.220% due 10/01/2035	2,792	2,993
2.221% due 11/01/2027	19	19
2.233% due 07/01/2035	2,137	2,285
2.237% due 04/01/2034	464	487
2.254% due 08/01/2029	336	347
2.255% due 08/01/2035	892	953
2.258% due 06/01/2035	737	777
2.276% due 06/01/2022	2	2
2.277% due 12/01/2033	196	207
2.300% due 03/01/2035	784	794
2.321% due 03/01/2024	110	111
2.339% due 10/01/2024	96	97
2.381% due 02/01/2028	81	81
2.388% due 04/01/2024	34	35
2.417% due 09/01/2032	800	858
2.474% due 01/01/2024	62	62
2.500% due 05/25/2028 (a)	31,940	3,236
2.615% due 06/01/2035	545	586
2.688% due 07/25/2017	87	86
2.899% due 12/01/2017	6	6
3.000% due 08/25/2042	1,868	1,772
4.250% due 05/25/2033	1,465	1,541
4.379% due 02/01/2028	4	4
4.386% due 12/01/2036	95	101
4.500% due 08/01/2018 - 01/01/2027	4,890	5,211
4.501% due 09/01/2034	77	82
4.502% due 01/01/2028	20	21

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.906% due 04/01/2018	$131	$139
5.000% due 12/25/2017 - 11/01/2044	16,718	18,320
5.382% due 11/01/2035	36	38
5.500% due 10/01/2017 - 11/01/2041	90,975	101,694
5.883% due 12/25/2042	2,029	2,275
5.896% due 10/25/2042 (a)	65,704	14,148
5.996% due 11/25/2042 (a)	87,698	16,288
6.000% due 05/01/2016 - 04/01/2039	74,329	82,640
6.346% due 02/25/2037 (a)	25,988	4,051
6.496% due 01/25/2042 (a)	6,490	1,191
6.500% due 07/25/2023 - 03/01/2038	6,844	7,763
7.000% due 05/01/2026 - 04/01/2034	65	75
7.605% due 01/25/2043	6,491	6,593
8.000% due 11/25/2023 - 11/01/2031	955	1,153
8.500% due 04/01/2025	73	85
8.800% due 01/25/2019	25	28
9.000% due 03/25/2021 - 04/25/2021	84	94
9.250% due 10/25/2018	1	1
9.500% due 03/25/2020 - 11/01/2025	257	297
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	28,760	29,656
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	935	926
Freddie Mac
0.304% due 07/15/2019 - 08/15/2019	9,008	9,025
0.415% due 08/25/2031	1,920	1,877
0.435% due 09/25/2031	3,294	3,089
0.454% due 05/15/2036	6,768	6,810
0.484% due 02/15/2037	231	232
0.494% due 02/15/2037	229	229
0.554% due 06/15/2018	512	514
0.604% due 11/15/2030 - 10/15/2041	12,368	12,464
0.654% due 09/15/2041	32,923	33,271
0.764% due 07/15/2037	416	421
0.854% due 08/15/2037	759	772
0.874% due 09/15/2037	9,002	9,142
1.004% due 12/15/2039	54	55
1.009% due 01/15/2038	9,963	10,159
1.104% due 10/15/2020	13	14
1.154% due 03/15/2021	10	10
1.518% due 07/25/2044	570	591
1.561% due 11/25/2019 (a)	196,698	11,967
1.625% due 01/01/2017 - 03/01/2017	5	6

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	25

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 11/15/2026	$149,220	$150,114
2.006% due 02/01/2020	39	40
2.200% due 10/01/2027	15	15
2.218% due 10/01/2035	3,775	4,015
2.250% due 11/01/2022 - 04/01/2035	4,225	4,483
2.251% due 04/01/2035	377	378
2.253% due 08/01/2035	7,305	7,807
2.287% due 07/01/2035	40	42
2.309% due 04/01/2035	1,916	2,031
2.337% due 06/01/2024	25	26
2.350% due 03/01/2035	285	286
2.363% due 03/01/2035	1,196	1,277
2.365% due 10/01/2023 - 11/01/2023	51	51
2.375% due 02/01/2023	1	1
2.380% due 05/01/2037	103	109
2.381% due 12/01/2022	20	21
2.453% due 09/01/2023	6	6
2.482% due 07/01/2027	41	42
2.553% due 01/01/2024	15	16
2.641% due 04/01/2035	1,057	1,133
2.774% due 02/01/2037	72	78
2.908% due 08/15/2032	205	215
3.000% due 03/15/2027 - 05/15/2027 (a)	59,182	6,552
3.000% due 06/15/2036 - 03/15/2041	8,769	8,715
3.279% due 05/15/2040 (a)	28,076	28,234
4.000% due 01/15/2024 (a)	645	82
4.500% due 09/15/2018	4	4
5.000% due 01/01/2026 - 07/01/2041	1,205	1,339
5.500% due 07/01/2015 - 07/15/2034	1,564	1,707
6.000% due 02/01/2016 - 10/01/2035	873	912
6.316% due 07/15/2036 (a)	4,465	668
6.500% due 02/01/2022 - 07/25/2043	21,702	24,288
6.996% due 08/15/2036 (a)	14,045	2,181
7.000% due 01/01/2030 - 04/01/2032	27	32
7.500% due 07/15/2030	173	199
8.000% due 04/15/2021 - 12/01/2024	73	77
8.500% due 06/01/2022 - 11/01/2025	235	267
9.000% due 12/15/2020 - 08/01/2022	76	85
9.500% due 08/01/2016 - 09/01/2021	29	31
10.000% due 11/01/2016 - 05/15/2020	7	8

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac Strips
5.796% due 08/15/2043 (a)		$95,122	$19,884
5.816% due 08/15/2043 (a)		95,122	19,979
9.434% due 08/15/2044		34,063	38,083
Ginnie Mae
0.704% due 12/16/2025		50	50
1.625% due 03/20/2017 - 07/20/2034		7,376	7,601
1.937% due 02/20/2041		17,724	17,828
2.000% due 09/20/2024 - 07/20/2030		756	784
2.500% due 11/20/2026		5	5
3.000% due 04/20/2016		1	1
4.000% due 03/20/2019		8	9
5.000% due 06/20/2032		18	18
5.500% due 10/17/2022		23	24
7.000% due 04/15/2026 - 06/15/2027		2	3
Small Business Administration
4.310% due 04/01/2029		18,134	19,538
5.110% due 04/01/2025		296	320
5.640% due 04/01/2026		7,877	8,639
Vendee Mortgage Trust
6.500% due 05/15/2029		19,008	21,546

Total U.S. Government Agencies (Cost $1,154,769)			1,171,671

U.S. TREASURY OBLIGATIONS 12.3%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (i)		1,480,160	1,492,995
0.125% due 04/15/2019		173,464	173,986
0.625% due 07/15/2021		264,479	270,130
1.125% due 01/15/2021 (i)		104,666	109,908
1.250% due 07/15/2020		122,795	130,508
1.375% due 01/15/2020 (i)(k)		43,189	45,983
2.375% due 01/15/2017 (i)(k)		177,215	189,343
2.375% due 01/15/2025		715	839

Total U.S. Treasury Obligations (Cost $2,470,478)			2,413,692

MORTGAGE-BACKED SECURITIES 10.9%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031		5,816	6,035
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		490	507
Aggregator of Loans Backed by Assets
2.813% due 12/16/2042	GBP	15,323	25,350
American Home Mortgage Assets Trust
0.365% due 10/25/2046		$17,944	12,364
0.695% due 11/25/2035		2,492	2,177

26	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Home Mortgage Investment Trust
0.445% due 02/25/2045		$4,095	$4,095
1.832% due 09/25/2045		195	190
2.332% due 02/25/2045		41,877	42,381
Arran Residential Mortgages Funding PLC
1.598% due 05/16/2047	EUR	429	547
Banc of America Alternative Loan Trust
5.500% due 07/25/2033		$6,415	6,724
5.500% due 10/25/2033		14,553	15,068
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045		5,400	5,692
5.730% due 04/10/2049		29,152	31,415
5.790% due 06/10/2049		3,400	3,690
Banc of America Funding Trust
0.394% due 05/20/2035		4,756	4,461
0.435% due 07/25/2037		15,967	13,998
2.631% due 05/25/2035		657	676
2.640% due 02/20/2036		2,861	2,862
5.500% due 09/25/2035		3,103	3,218
Banc of America Mortgage Trust
2.686% due 09/25/2035		10,688	10,227
2.705% due 02/25/2035		533	536
2.726% due 05/25/2033		115	116
6.500% due 10/25/2031		935	991
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.507% due 07/10/2043		9,423	9,620
BCAP LLC Trust
0.316% due 03/26/2037		3,862	3,771
0.326% due 09/26/2035		7,427	7,331
0.405% due 07/26/2035		4,317	4,262
0.656% due 05/26/2035		3,297	3,049
0.814% due 11/26/2046		5,551	5,386
BCRR Trust
5.858% due 07/17/2040		1,450	1,580
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 08/25/2035		321	326
2.308% due 02/25/2033		90	87
2.487% due 08/25/2033		1,984	1,995
2.504% due 04/25/2033		2,172	2,216
2.528% due 03/25/2035		541	549
2.543% due 08/25/2035 ^		6,050	5,347
2.545% due 08/25/2035		38,715	35,120
2.552% due 01/25/2035		1,876	1,838
2.560% due 01/25/2035		9	9
2.580% due 08/25/2033		532	536
2.580% due 03/25/2035		1,124	1,138
2.583% due 10/25/2036 ^		2,383	2,080
2.667% due 02/25/2033		412	393
2.740% due 01/25/2034		31	32
2.746% due 11/25/2030		28	29
4.855% due 03/25/2035		289	286

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns ALT-A Trust
2.450% due 04/25/2035	$14,132	$13,639
2.510% due 09/25/2034	1,133	1,143
2.555% due 05/25/2035	1,665	1,640
2.617% due 09/25/2035	4,691	4,110
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	1,344	1,434
Bear Stearns Structured Products, Inc.
2.509% due 01/26/2036	9,420	7,476
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.435% due 01/25/2035	1,401	1,273
Citigroup Commercial Mortgage Trust
6.339% due 12/10/2049	8,430	9,302
Citigroup Mortgage Loan Trust, Inc.
0.321% due 10/25/2046	4,800	4,572
2.200% due 09/25/2035	97	98
2.514% due 10/25/2035	365	366
2.622% due 03/25/2034	1,608	1,623
2.636% due 03/25/2036	13,383	12,636
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	181,024	192,548
5.481% due 01/15/2046	40,638	42,555
Countrywide Alternative Loan Trust
0.335% due 05/25/2047	7,722	6,581
0.435% due 02/25/2037	9,338	7,560
0.555% due 06/25/2036 ^	1,067	714
Countrywide Home Loan Mortgage Pass-Through Trust
0.445% due 04/25/2035	2,547	2,378
2.376% due 02/20/2036	16,956	14,740
5.000% due 08/25/2019	424	434
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	40,668	43,488
5.383% due 02/15/2040	3,698	3,960
5.448% due 01/15/2049	122	121
5.857% due 03/15/2039	158,095	166,430
5.999% due 06/15/2038	20,207	21,461
6.173% due 02/15/2041	5,300	5,869
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032	806	765
2.325% due 04/25/2034	11,663	12,023
2.562% due 10/25/2033	165	163
4.834% due 06/25/2032	55	55
Credit Suisse Mortgage Capital Certificates
0.405% due 02/27/2036	11,701	11,086
2.648% due 02/26/2036	4,727	4,567
2.721% due 09/26/2047	6,895	6,845
2.831% due 08/28/2036	3,034	2,923
3.302% due 05/26/2036	2,954	2,989
5.342% due 12/15/2043	200	213

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	27

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DBRR Trust
0.853% due 02/25/2045		$14,823	$14,817
DLJ Acceptance Trust
11.000% due 08/01/2019		17	19
EMF-NL BV
1.202% due 07/17/2041	EUR	7,300	8,354
EMF-NL Prime BV
1.052% due 04/17/2041		3,000	2,818
Eurosail PLC
1.263% due 09/13/2045	GBP	13,596	21,889
First Horizon Alternative Mortgage Securities Trust
2.197% due 09/25/2034		$574	567
2.239% due 09/25/2035		1,248	1,108
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		5,119	5,332
First Horizon Mortgage Pass-Through Trust
2.552% due 02/25/2035		498	501
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		73,588	79,852
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		12	12
Granite Master Issuer PLC
0.187% due 12/20/2054	EUR	5,219	6,571
0.207% due 12/20/2054		18,418	23,196
0.294% due 12/20/2054		$34,045	33,909
0.334% due 12/17/2054		2,289	2,280
0.354% due 12/20/2054		29,223	29,123
0.414% due 12/20/2054		4,776	4,765
0.726% due 12/17/2054	GBP	1,677	2,710
0.729% due 12/20/2054		2,960	4,782
0.829% due 12/20/2054		25,064	40,556
Granite Mortgages PLC
0.946% due 09/20/2044		656	1,060
Great Hall Mortgages PLC
0.364% due 06/18/2039		$17,398	16,730
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		215	215
5.224% due 04/10/2037		95,978	98,346
5.444% due 03/10/2039		7,400	7,978
6.014% due 07/10/2038		20,365	21,585
GSR Mortgage Loan Trust
2.523% due 12/25/2034		200	197
2.654% due 09/25/2035		30,595	31,107
2.660% due 09/25/2035		2,113	2,136
2.682% due 09/25/2035		286	290
2.738% due 07/25/2035		1,984	1,789
6.000% due 03/25/2032		81	84
HarborView Mortgage Loan Trust
2.587% due 07/19/2035		6,539	6,136
Hercules Eclipse PLC
0.798% due 10/25/2018	GBP	20,079	31,876

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Mortgage Loan Trust
0.365% due 05/25/2046		$3,389	$2,934
JPMorgan Chase Commercial Mortgage Securities Trust
4.878% due 01/15/2042		5,730	5,743
5.257% due 05/15/2047		82,189	86,422
5.397% due 05/15/2045		26,614	28,372
5.420% due 01/15/2049		2,162	2,331
5.710% due 03/18/2051		50,881	54,870
5.794% due 02/12/2051		9,000	9,844
5.981% due 06/15/2049		18,945	20,551
JPMorgan Mortgage Trust
2.490% due 07/25/2035		696	708
2.529% due 07/25/2035		378	380
2.534% due 08/25/2035 ^		11,007	10,800
2.611% due 04/25/2037 ^		1,159	937
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		16,137	17,262
5.424% due 02/15/2040		8,876	9,575
5.641% due 03/15/2039		26,024	27,513
5.866% due 09/15/2045		4,859	5,383
MASTR Adjustable Rate Mortgages Trust
2.635% due 11/21/2034		537	550
MASTR Alternative Loan Trust
4.500% due 11/25/2018		1,568	1,575
MASTR Asset Securitization Trust
5.500% due 09/25/2033		3,236	3,379
Merrill Lynch Mortgage Investors Trust
0.405% due 11/25/2035		920	881
Merrill Lynch Mortgage Trust
6.028% due 06/12/2050		1,166	1,236
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	10,200
Morgan Stanley Capital Trust
5.596% due 03/12/2044		23,691	24,621
Morgan Stanley Mortgage Loan Trust
0.415% due 04/25/2035		13,739	12,882
0.425% due 11/25/2035		2,566	2,562
0.475% due 01/25/2035		1,754	1,681
2.318% due 08/25/2034		1,000	949
5.500% due 11/25/2035		5,518	5,628
Morgan Stanley Re-REMIC Trust
5.991% due 08/15/2045		9,741	10,605
MortgageIT Trust
0.475% due 02/25/2035		1,892	1,862
Newgate Funding PLC
0.684% due 12/15/2050	EUR	2,469	3,082
Opteum Mortgage Acceptance Corp. Trust
0.565% due 11/25/2035		$43,326	42,543
Permanent Master Issuer PLC
1.903% due 07/15/2042	EUR	3,600	4,550

28	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Prime Mortgage Trust
0.555% due 02/25/2019		$13	$13
0.555% due 02/25/2034		1,397	1,320
Resecuritization Mortgage Trust
0.404% due 04/26/2021		19	18
Residential Funding Mortgage Securities, Inc. Trust
5.250% due 01/25/2036		195	183
Royal Bank of Scotland Capital Funding Trust
5.331% due 02/16/2044		5,000	5,274
Silverstone Master Issuer PLC
1.784% due 01/21/2055		10,000	10,079
Structured Adjustable Rate Mortgage Loan Trust
2.473% due 02/25/2034		126	128
Structured Asset Mortgage Investments Trust
0.285% due 03/25/2037		183	143
0.435% due 02/25/2036		4,086	3,292
0.483% due 10/19/2034		369	354
0.813% due 09/19/2032		2,401	2,359
9.116% due 06/25/2029		203	214
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.218% due 01/25/2032		60	58
2.346% due 06/25/2033		267	269
5.250% due 09/25/2034		2,664	2,699
Suntrust Adjustable Rate Mortgage Loan Trust
2.644% due 01/25/2037 ^		4,517	4,355
Thornburg Mortgage Securities Trust
2.136% due 10/25/2045		16,936	16,637
2.148% due 12/25/2045		10,626	10,377
Vulcan European Loan Conduit Ltd.
0.478% due 05/15/2017	EUR	10,933	13,641
Wachovia Bank Commercial Mortgage Trust
0.234% due 06/15/2020		$5,887	5,859
5.421% due 04/15/2047		1,640	1,642
5.509% due 04/15/2047		6,200	6,637
5.572% due 10/15/2048		15,426	16,503
5.749% due 07/15/2045		13,247	14,185
5.928% due 06/15/2049		267	271
WaMu Commercial Mortgage Securities Trust
5.525% due 03/23/2045		22,276	22,866
WaMu Mortgage Pass-Through Certificates Trust
0.415% due 11/25/2045		2,164	2,051
0.425% due 12/25/2045		6,698	6,286
0.445% due 10/25/2045		165	159
0.465% due 01/25/2045		192	184
0.525% due 11/25/2034		7,287	7,049
0.845% due 01/25/2047		5,570	5,261
1.115% due 08/25/2046		139	123
1.315% due 11/25/2042		903	888
1.515% due 06/25/2042		1,586	1,546
1.515% due 08/25/2042		1,259	1,222
1.926% due 02/27/2034		71	71
1.926% due 01/25/2047		3,773	3,645

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.176% due 09/25/2046	$119	$112
2.374% due 01/25/2036	516	494
2.406% due 03/25/2034	1,590	1,600
6.000% due 06/25/2034	2,175	2,305
Washington Mutual Mortgage Pass-Through Certificates Trust
2.027% due 02/25/2033	19	19
2.225% due 02/25/2033	107	108
Wells Fargo Commercial Mortgage Trust
2.270% due 10/15/2045 (a)	87,608	9,624
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 02/25/2035	795	803
2.610% due 04/25/2036 ^	2,147	2,112
2.612% due 07/25/2036 ^	10,863	10,664
2.613% due 03/25/2035	588	601
2.615% due 12/25/2034	29,415	30,043
2.615% due 01/25/2035	3,134	3,140
2.615% due 03/25/2036	14,102	14,096
2.615% due 04/25/2036	349	338
2.619% due 12/25/2033	778	781
2.619% due 06/25/2034	18,999	19,409
2.619% due 06/25/2035	47,224	47,887
Wells Fargo-RBS Commercial Mortgage Trust
1.786% due 03/15/2044 (a)	196,244	11,428

Total Mortgage-Backed Securities (Cost $2,105,004)		2,128,606

ASSET-BACKED SECURITIES 4.9%
Academic Loan Funding Trust
0.955% due 12/27/2022	1,752	1,763
Access Group, Inc.
1.534% due 10/27/2025	5,330	5,364
Accredited Mortgage Loan Trust
0.285% due 02/25/2037	6,511	6,218
0.400% due 09/25/2035	221	221
0.505% due 04/25/2035	6,956	6,913
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.605% due 10/25/2035	6,500	5,868
ALM Ltd.
1.473% due 07/18/2022	10,750	10,755
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.615% due 07/25/2035	6,900	6,693
0.655% due 09/25/2035	7,300	6,440
0.760% due 11/25/2034	4,026	4,022
1.505% due 02/25/2033	2,294	2,186
Amortizing Residential Collateral Trust
0.695% due 06/25/2032	57	54
0.735% due 07/25/2032	744	689
Asset-Backed Funding Certificates Trust
0.375% due 05/25/2037	2,305	2,219

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	29

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Asset-Backed Securities Corp. Home Equity Loan Trust
0.385% due 05/25/2037		$27,508	$18,311
0.674% due 06/15/2031		4	4
Atrium CDO Corp.
0.482% due 07/20/2020		7,745	7,673
Bear Stearns Asset-Backed Securities Trust
0.655% due 06/25/2035		4,257	4,202
1.155% due 10/25/2037		17,192	16,175
1.155% due 11/25/2042		716	688
1.955% due 03/25/2043		4,355	4,069
BlueMountain CLO Ltd.
0.604% due 11/15/2017		10,000	9,971
0.704% due 11/15/2017		1,400	1,386
Cadogan Square CLO BV
0.536% due 01/17/2023	EUR	25,509	31,963
Carlyle High Yield Partners Ltd.
0.459% due 04/19/2022		$10,354	10,217
Carrington Mortgage Loan Trust
0.255% due 06/25/2037		162	160
Centex Home Equity Loan Trust
0.775% due 09/25/2034		3,357	3,009
Central Park CLO Ltd.
1.433% due 07/23/2022		7,000	7,020
Citibank Omni Master Trust
4.900% due 11/15/2018		31,100	31,277
Cornerstone CLO Ltd.
0.454% due 07/15/2021		33,200	33,002
Countrywide Asset-Backed Certificates
0.285% due 06/25/2047		721	721
0.335% due 09/25/2036		289	282
0.415% due 05/25/2036		701	701
0.495% due 04/25/2036		7,900	7,248
0.635% due 10/25/2035		4,227	4,180
0.775% due 08/25/2035		3,700	3,445
0.875% due 07/25/2034		5,300	5,017
0.905% due 03/25/2034		2,658	2,557
Credit Suisse First Boston Mortgage Securities Corp.
0.855% due 07/25/2032		12	10
Dell Equipment Finance Trust
0.260% due 08/14/2015		2,205	2,205
Duane Street CLO Ltd.
0.463% due 11/14/2021		7,566	7,508
0.484% due 01/11/2021		2,557	2,538
Educational Services of America, Inc.
1.305% due 09/25/2040		29,104	29,424
EquiFirst Mortgage Loan Trust
0.635% due 01/25/2034		549	533
First Franklin Mortgage Loan Asset-Backed Certificates
0.980% due 05/25/2034		4,210	3,900

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Franklin Mortgage Loan Trust
0.605% due 06/25/2036		$3,040	$2,772
0.635% due 05/25/2035		2,800	2,599
First NLC Trust
0.860% due 12/25/2035		6,242	5,930
Flagship CLO
0.463% due 09/20/2019		3,140	3,125
Four Corners CLO Ltd.
0.505% due 01/26/2020		21,420	21,321
Franklin CLO Ltd.
0.494% due 06/15/2018		25,590	25,453
Fraser Sullivan CLO Ltd.
0.533% due 12/20/2020		500	493
Fremont Home Loan Trust
0.215% due 01/25/2037		290	144
0.635% due 07/25/2035		2,789	2,794
Galaxy CLO Ltd.
1.522% due 08/20/2022		10,600	10,564
Glacier Funding CDO Ltd.
0.565% due 11/12/2042		2,197	2,168
Goldentree Loan Opportunities Ltd.
0.929% due 10/18/2021		11,366	11,350
GSAMP Trust
0.225% due 12/25/2036		2,364	1,295
1.025% due 11/25/2034		4,308	3,995
Highbridge Loan Management Ltd.
1.485% due 09/20/2022		50,300	50,300
Home Equity Asset Trust
0.435% due 08/25/2036		21,100	17,954
HSBC Home Equity Loan Trust
0.304% due 03/20/2036		674	670
0.634% due 03/20/2036		11,000	10,428
HSI Asset Securitization Corp. Trust
0.205% due 10/25/2036		61	34
Hyde Park CDO BV
0.583% due 06/14/2022	EUR	3,122	3,927
Hyundai Capital Auto Funding Ltd.
1.154% due 09/20/2016		$1,893	1,893
ING Investment Management CLO Ltd.
0.483% due 12/13/2020		10,403	10,314
Inwood Park CDO Ltd.
0.459% due 01/20/2021		25,349	25,288
Jersey Street CLO Ltd.
0.484% due 10/20/2018		173	172
JPMorgan Mortgage Acquisition Corp.
0.335% due 02/25/2036		9,196	8,834
Jubilee CDO BV
0.532% due 08/21/2021	EUR	6,400	8,042
Landmark CDO Ltd.
0.509% due 07/15/2018		$4,890	4,893

30	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Leopard CLO BV
0.677% due 04/21/2020	EUR	1,589	$2,007
Limerock CLO
0.443% due 04/24/2023		$3,598	3,556
Long Beach Mortgage Loan Trust
0.715% due 10/25/2034		597	547
0.980% due 06/25/2035		2,383	2,370
Madison Park Funding Ltd.
0.503% due 05/10/2019		379	379
0.653% due 05/10/2019		9,000	9,013
1.484% due 06/15/2022		7,709	7,704
Massachusetts Educational Financing Authority
1.184% due 04/25/2038		8,703	8,781
Mercator CLO PLC
0.433% due 02/18/2024	EUR	10,378	13,029
Merrill Lynch Mortgage Investors Trust
0.355% due 08/25/2036		$6,568	6,473
0.445% due 08/25/2036		8,200	7,863
0.465% due 08/25/2036		5,000	4,470
0.465% due 12/25/2036		2,000	1,845
Mid-State Trust
4.864% due 07/15/2038		339	363
Morgan Stanley ABS Capital, Inc. Trust
0.860% due 12/25/2034		3,510	3,396
Morgan Stanley Investment Management Croton Ltd.
0.494% due 01/15/2018		899	900
Morgan Stanley IXIS Real Estate Capital Trust
0.205% due 11/25/2036		22	12
MT Wilson CLO Ltd.
0.464% due 07/11/2020		4,124	4,115
Nautique Funding Ltd.
0.484% due 04/15/2020		6,777	6,739
New Century Home Equity Loan Trust
0.435% due 10/25/2035		4,395	4,337
0.485% due 02/25/2036		16,000	14,458
0.875% due 03/25/2035		8,987	8,061
Nob Hill CLO Ltd.
0.484% due 08/15/2018		453	453
Nomura Home Equity Loan, Inc.
0.645% due 05/25/2035		5,600	5,229
NovaStar Mortgage Funding Trust
0.525% due 01/25/2036		2,296	2,260
OCI Euro Fund BV
0.509% due 08/15/2024	EUR	6,776	8,477
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.435% due 12/25/2035		$10,438	9,423
Option One Mortgage Loan Trust
0.645% due 08/25/2035		2,800	2,340
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		161	163

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.455% due 08/25/2035		$9,079	$9,055
0.715% due 01/25/2036		2,100	1,980
RAAC Trust
0.635% due 03/25/2037		10,046	9,730
0.855% due 03/25/2034		784	752
Renaissance Home Equity Loan Trust
0.775% due 03/25/2034		2,608	2,535
0.855% due 08/25/2032		40	37
Residential Asset Securities Corp. Trust
0.555% due 12/25/2035		4,200	3,828
0.595% due 01/25/2036		5,500	5,122
0.605% due 09/25/2035		11,932	11,603
0.615% due 06/25/2031		55	51
0.950% due 01/25/2035		1,459	1,378
0.980% due 07/25/2034		3,090	2,776
4.470% due 03/25/2032		199	203
Saxon Asset Securities Trust
0.475% due 09/25/2047		7,400	6,106
0.950% due 03/25/2035		5,419	4,970
Securitized Asset-Backed Receivables LLC Trust
0.215% due 12/25/2036 ^		3,966	1,487
0.285% due 05/25/2037 ^		912	663
Silverado CLO Ltd.
0.634% due 04/11/2020		156	156
SLC Student Loan Trust
0.314% due 11/15/2021		4,788	4,786
SLM Private Credit Student Loan Trust
0.414% due 03/15/2024		18,809	18,685
0.424% due 12/15/2023		9,000	8,907
SLM Private Education Loan Trust
0.904% due 10/16/2023		20,925	21,011
1.204% due 06/15/2023		26,455	26,631
1.254% due 12/15/2021		7,374	7,401
SLM Student Loan Trust
0.344% due 12/15/2023	EUR	1,374	1,717
0.354% due 09/15/2021		1,204	1,519
0.354% due 06/17/2024		776	965
0.364% due 01/25/2019		$5,161	5,157
0.384% due 01/25/2021		441	441
0.404% due 04/27/2020		6,939	6,933
0.734% due 10/25/2017		3,643	3,647
1.434% due 12/15/2033		641	653
1.734% due 04/25/2023		7,085	7,349
Soundview Home Loan Trust
0.215% due 11/25/2036		1,680	684
South Carolina Student Loan Corp.
0.784% due 03/01/2018		53	54
0.984% due 03/02/2020		900	907
1.234% due 09/03/2024		3,500	3,565
Stanfield Bristol CLO Ltd.
0.494% due 10/15/2019		671	671

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	31

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Stone Tower CLO Ltd.
0.463% due 04/17/2021		$18,051	$17,864
Structured Asset Investment Loan Trust
0.845% due 06/25/2035		3,200	3,093
0.860% due 03/25/2034		7,232	6,727
0.875% due 02/25/2035		6,500	6,186
1.055% due 09/25/2034		1,792	1,724
1.130% due 10/25/2033		14,449	13,874
Structured Asset Securities Corp.
0.755% due 02/25/2035		680	678
0.815% due 02/25/2035		1,341	1,245
Structured Asset Securities Corp. Mortgage Loan Trust
0.605% due 11/25/2035		5,000	4,354
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.735% due 01/25/2033		373	349
4.930% due 01/25/2035		113	116
Venture CDO Ltd.
0.452% due 07/22/2021		3,300	3,271
0.464% due 01/20/2022		23,981	23,708
Wells Fargo Home Equity Asset-Backed Securities Trust
0.695% due 08/25/2035		2,900	2,738
Wood Street CLO BV
0.657% due 11/22/2021	EUR	9,677	12,164

Total Asset-Backed Securities (Cost $941,958)			966,522

SOVEREIGN ISSUES 14.7%
Autonomous Community of Catalonia
2.125% due 10/01/2014	CHF	3,600	3,771
2.750% due 03/24/2016		9,200	9,698
3.875% due 04/07/2015	EUR	16,800	21,497
4.750% due 06/04/2018		3,100	4,312
Autonomous Community of Valencia
3.250% due 07/06/2015		3,800	4,888
4.375% due 07/16/2015		14,225	18,488
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	412,000	155,065
0.000% due 10/01/2015		517,000	188,675
0.000% due 01/01/2017		144,000	45,189
Development Bank of Japan, Inc.
4.250% due 06/09/2015		$600	617
Export-Import Bank of Korea
0.984% due 01/14/2017		40,100	40,368
1.085% due 09/17/2016		1,300	1,313
1.250% due 11/20/2015		94,400	94,903
2.033% due 03/21/2015		5,200	5,230
4.125% due 09/09/2015		2,000	2,065
5.875% due 01/14/2015		3,100	3,145

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hydro-Quebec
1.375% due 06/19/2017		$10,000	$10,062
2.000% due 06/30/2016		157,600	161,161
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	219,800	281,915
2.250% due 05/15/2016		567,100	738,144
2.250% due 04/22/2017 (d)		31,922	42,002
2.550% due 10/22/2016 (d)		84,858	111,627
2.750% due 12/01/2015		27,300	35,485
3.000% due 11/01/2015		12,100	15,731
3.750% due 08/01/2015		13,000	16,895
3.750% due 04/15/2016		15,900	21,129
3.750% due 08/01/2016		28,600	38,339
4.500% due 07/15/2015		97,600	127,438
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2015		32,400	40,760
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,500	2,591
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	46,090	3,671
4.500% due 11/22/2035 (d)		146,037	12,585
5.000% due 06/16/2016 (d)		45,054	3,646
Province of British Columbia
1.200% due 04/25/2017		$13,200	13,262
Province of Ontario
1.000% due 07/22/2016		40,800	41,012
1.600% due 09/21/2016		2,900	2,947
4.300% due 03/08/2017	CAD	17,600	16,790
Province of Quebec
4.500% due 12/01/2017		2,100	2,041
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	6,200	8,457
Spain Government International Bond
2.100% due 04/30/2017		54,800	72,145
3.150% due 01/31/2016		26,100	34,250
3.250% due 04/30/2016		167,400	221,404
3.300% due 07/30/2016		147,400	196,423

Total Sovereign Issues (Cost $3,065,384)			2,871,136

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		428,000	0

Total Convertible Preferred Securities (Cost $0)			0

32	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Citigroup Capital
7.875% due 10/30/2040	350,000	$9,422
Navient LLC CPI Linked Security
4.072% due 03/15/2017	4,100	101

Total Preferred Securities (Cost $9,893)		9,523

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.9%

CERTIFICATES OF DEPOSIT 1.8%
Bank of Nova Scotia
0.371% due 10/02/2015	$3,000	3,000
Credit Suisse
0.465% due 03/17/2015	15,300	15,300
Intesa Sanpaolo SpA
1.614% due 04/11/2016	157,200	158,635
Itau Unibanco Holding S.A.
0.000% due 10/31/2014	124,600	124,457
1.601% due 06/21/2016	51,500	51,504

		352,896

COMMERCIAL PAPER 0.9%
Cox Interprises, Inc.
0.280% due 10/08/2014	20,700	20,699
ENI Finance USA, Inc.
0.565% due 06/24/2015	2,000	1,993
Ford Motor Credit Co.
0.630% due 02/02/2015	60,800	60,687
0.680% due 04/06/2015	5,200	5,184
0.680% due 04/20/2015	19,100	19,033
0.680% due 04/21/2015	65,100	64,871
Glencore Funding LLC
0.375% due 10/03/2014	400	400
WPP CP LLC
0.525% due 12/10/2014	2,000	1,999

		174,866

REPURCHASE AGREEMENTS (g) 0.3%
		52,869

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.0%
Pacific Gas & Electric Co.
0.433% due 05/11/2015		$2,700	$2,702

JAPAN TREASURY BILLS 0.9%
0.000% due 01/08/2015 - 03/10/2015 (c)	JPY	20,010,000	182,435

U.S. TREASURY BILLS 0.0%
0.030% due 10/30/2014 - 04/02/2015 (c)(i)(k)		$4,269	4,269

Total Short-Term Instruments (Cost $770,247)			770,037

Total Investments in Securities (Cost $15,661,438)			15,514,244

		SHARES
INVESTMENTS IN AFFILIATES 22.6%

SHORT-TERM INSTRUMENTS 22.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.6%
PIMCO Short-Term Floating NAV Portfolio III		442,188,363	4,417,904

Total Short-Term Instruments (Cost $4,418,168)			4,417,904

Total Investments in Affiliates (Cost $4,418,168)			4,417,904

Total Investments 101.8% (Cost $20,079,606)			$19,932,148

Financial Derivative Instruments (h)(j) 1.2% (Cost or Premiums, net $23,834)			243,684

Other Assets and Liabilities, net (3.0%)			(597,800)

Net Assets 100.0%			$19,578,032

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	33

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$30,000	$29,965	0.15%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
RYL	0.070%	09/18/2014	10/02/2014	$47,700	U.S. Treasury Notes 2.000% due 01/31/2016	$(48,679)	$47,700	$47,701
SSB	0.000%	09/30/2014	10/01/2014	5,169	Fannie Mae 2.260% due 10/17/2022	(885)	5,169	5,169
					U.S. Treasury Notes 1.500% due 02/28/2019	(4,388)

Total Repurchase Agreements						$(53,952)	$52,869	$52,870

(1)	Includes accrued interest.

As of September 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $11,034 at a weighted average interest rate of (1.000%).

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Fannie Mae	5.500%	10/01/2044	$17,000	$(18,877)	$(18,939)
BPG	Fannie Mae	5.500%	10/01/2044	18,000	(20,025)	(20,053)
FOB	Fannie Mae	5.500%	10/01/2044	1,600	(1,779)	(1,782)
	Fannie Mae	6.000%	10/01/2044	6,000	(6,759)	(6,784)
GSC	Fannie Mae	5.500%	10/01/2044	10,000	(11,092)	(11,141)
	Freddie Mac	5.000%	10/01/2044	1,000	(1,099)	(1,102)
JPS	Fannie Mae	6.000%	10/01/2044	5,000	(5,632)	(5,653)

Total Short Sales					$(65,263)	$(65,454)

34	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
RYL	$47,701	$0	$0	$0	$47,701	$(48,679)	$(978)
SSB	5,169	0	0	0	5,169	(5,273)	(104)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(18,939)	(18,939)	0	(18,939)
BPG	0	0	0	(20,053)	(20,053)	0	(20,053)
FOB	0	0	0	(8,566)	(8,566)	0	(8,566)
GSC	0	0	0	(12,243)	(12,243)	0	(12,243)
JPS	0	0	0	(5,653)	(5,653)	0	(5,653)

Total Borrowings and Other Financing Transactions	$ 52,870	$0	$0	$(65,454)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	58,951	$(7,291)	$1	$(1,474)
90-Day Eurodollar June Futures	Long	06/2016	6,848	586	0	(342)
90-Day Eurodollar March Futures	Long	03/2016	7,588	38	0	(379)
90-Day Eurodollar March Futures	Long	03/2017	3,900	(1,388)	0	(245)
90-Day Eurodollar September Futures	Long	09/2016	3,276	(938)	0	(164)

Total Futures Contracts				$(8,993)	$1	$(2,604)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Variation Margin
								Asset	Liability
General Electric Capital Corp.	1.000%	09/20/2015	0.310%	$	20,000	$157	$(18)	$2	$0
General Electric Capital Corp.	1.000%	06/20/2016	0.367%		39,300	479	(109)	3	0
General Electric Capital Corp.	1.000%	06/20/2017	0.406%		19,600	341	(47)	3	0

						$977	$(174)	$8	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	35

Schedule of Investments PIMCO Low Duration Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
CDX.HY-21 5-Year Index	5.000%	12/20/2018	$	231,165	$16,096	$(268)	$1,400	$0
CDX.HY-22 5-Year Index	5.000%	06/20/2019		166,221	10,137	(1,646)	1,012	0
CDX.IG-21 3-Year Index	1.000%	12/20/2016		160,300	2,564	(121)	85	0
CDX.IG-22 5-Year Index	1.000%	06/20/2019		231,300	3,769	15	264	0

					$32,566	$(2,020)	$2,761	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$	142,400	$(1,714)	$(434)	$0	$(30)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		143,000	1,025	673	0	(17)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		474,800	(33,035)	(61,225)	2,844	0
Pay	28-Day MXN-TIIE	4.120%	10/26/2015	MXN	3,611,100	1,759	76	44	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		58,200	51	(8)	4	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		2,012,000	3,929	(650)	141	0
Pay	28-Day MXN-TIIE	5.500%	06/11/2018		81,000	125	1	10	0
Pay	28-Day MXN-TIIE	4.945%	06/24/2019		700,000	(893)	(893)	126	0
Pay	28-Day MXN-TIIE	4.955%	06/24/2019		2,890,000	(3,593)	(3,593)	520	0
Pay	28-Day MXN-TIIE	4.960%	06/24/2019		1,400,000	(1,718)	(1,718)	252	0

						$(34,064)	$(67,771)	$3,941	$(47)

Total Swap Agreements						$(521)	$(69,965)	$6,710	$(47)

36	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(i)	Securities with an aggregate market value of $115,520 and cash of $59,852 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)		Total	Market Value	Variation Margin Liability (1)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$ 0	$12	$6,710	$6,722	$0	$ (2,604)	$ (47)	$ (2,651)

(1)	Unsettled variation margin asset of $11 for closed futures is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2014		CAD	20,640	$		18,734	$311	$0
	10/2014		EUR	9,671			12,596	382	0
	10/2014		GBP	129,884			215,348	4,786	0
	10/2014	$		41,396		EUR	31,973	0	(1,013)
	10/2014			327,170		JPY	35,735,867	0	(1,336)
	11/2014		JPY	35,735,867	$		327,251	1,345	0
	02/2015			50,000			467	11	0
	03/2015			980,095			9,157	205	0
	06/2015		EUR	101,337			137,781	9,487	0
	06/2015	$		13,317		EUR	10,191	0	(415)
	06/2016		EUR	352,177	$		481,970	30,966	0
	06/2016	$		19,345		EUR	14,324	0	(1,003)
BPS	10/2014			26,357			19,965	0	(1,141)
	10/2014			131,688		MXN	1,732,220	0	(2,891)
	12/2014		MXN	52,504	$		3,940	51	0
	12/2014	$		21,869		MXN	292,141	0	(230)
	06/2015		EUR	45,643	$		61,901	4,116	0
	06/2015	$		40,458		EUR	30,181	0	(2,249)
BRC	10/2014		EUR	16,074	$		21,179	877	0
	10/2014	$		148,845		EUR	113,349	0	(5,680)
	10/2014			5,872		TRY	12,928	0	(213)
	11/2014		JPY	16,100	$		148	1	0
	11/2014	$		3,842		CHF	3,676	10	0
	11/2014			1,713		GBP	1,046	0	(18)
	12/2014			1,616		MXN	21,504	0	(23)
	06/2015		EUR	57,904	$		78,669	5,362	0
	06/2015	$		57,244		EUR	42,975	0	(2,837)
	06/2016		EUR	53,842	$		74,035	5,054	0
CBK	10/2014		CAD	3,600			3,226	12	0
	10/2014		EUR	1,246,237			1,642,167	68,107	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	37

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2014	$		105,172		EUR	80,853	$0	$(3,051)
	12/2014			2,374		MXN	31,156	0	(66)
	06/2015		EUR	57,247	$		78,257	5,781	0
	06/2015	$		29,100		EUR	21,996	0	(1,253)
DUB	10/2014		EUR	48,935	$		63,454	1,647	0
	10/2014		JPY	7,513,300			70,403	1,898	0
	06/2015	$		63,629		EUR	48,935	0	(1,677)
	08/2015		EUR	22,700	$		30,425	1,660	0
	02/2016			50,831			68,403	3,632	0
	06/2016			29,744			40,725	2,638	0
	06/2016	$		30,135		EUR	22,296	0	(1,585)
FBF	10/2014		JPY	24,175,767	$		232,688	12,257	0
	10/2014	$		34,795		EUR	26,395	0	(1,456)
	11/2014		EUR	4	$		5	0	0
	11/2014		JPY	12,328,000			112,684	255	0
	01/2015			18,940,915			174,061	1,176	0
	06/2015		EUR	83,454			113,271	7,617	0
	06/2015	$		85,433		EUR	63,750	0	(4,725)
	07/2015		BRL	3,525	$		1,448	108	0
GLM	10/2014	$		36,439		EUR	28,274	0	(727)
	06/2015			98,664			74,195	0	(4,732)
	07/2015		BRL	202,517	$		83,118	6,142	0
HUS	10/2014	$		45,319		EUR	34,816	0	(1,344)
	11/2014		AUD	17,815	$		15,517	0	(44)
	11/2014	$		1,034		EUR	802	0	(21)
JPM	10/2014		GBP	27,982	$		45,799	436	0
	10/2014		JPY	4,349,000			40,984	1,330	0
	10/2014		TRY	12,928			5,953	295	0
	10/2014	$		1,061		EUR	818	0	(28)
	10/2014			2,032		GBP	1,255	3	0
	10/2014			2,818		JPY	302,200	0	(63)
	12/2014			36,456		MXN	477,733	0	(1,071)
	07/2015		BRL	206,000	$		84,767	6,466	0
MSB	10/2014			135,431			59,216	3,888	0
	10/2014	$		55,255		BRL	135,431	73	0
	10/2014			1,287,631		EUR	1,013,256	0	(7,837)
	10/2014			254,806		GBP	156,611	0	(916)
	11/2014		EUR	1,013,256	$		1,287,894	7,827	0
	11/2014		GBP	156,611			254,739	921	0
	06/2015		EUR	70,366			96,460	7,376	0
	06/2016			75,687			104,096	7,177	0
NAB	06/2015			114,974			156,096	10,538	0
	06/2016			164,579			225,979	15,177	0
	07/2016			135,968			184,454	10,047	0
UAG	10/2014		BRL	135,431			55,255	0	(73)
	10/2014		EUR	28,782			37,848	1,495	0
	10/2014	$		57,630		BRL	135,431	0	(2,302)
	11/2014		BRL	135,431	$		57,120	2,280	0
	11/2014		CHF	12,239			13,547	723	0
	06/2015	$		37,932		EUR	28,782	0	(1,494)
	10/2015		BRL	517,000	$		202,984	11,364	0

Total Forward Foreign Currency Contracts								$263,310	$(53,514)

38	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015	$	242,500	$(356)	$(411)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	233,300	(548)	(208)

							$(904)	$(619)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date		Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$	166,600	$(9,460)	$(4,775)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	12/02/2014	$	309,800	$(650)	$(160)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	12/02/2014		309,800	(1,397)	(1,659)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	11/17/2014		464,700	(883)	(168)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	11/17/2014		464,700	(1,592)	(1,911)
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.050%	11/17/2014		2,325,700	(1,570)	(59)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.400%	11/17/2014		2,325,700	(5,754)	(6,447)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650%	10/14/2014		1,516,400	(1,289)	(19)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	10/14/2014		1,544,900	(1,854)	(68)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	10/14/2014		1,516,400	(5,762)	(1,841)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	10/14/2014		1,544,900	(3,666)	(1,072)

								$(24,417)	$(13,404)

Total Written Options								$(34,781)	$(18,798)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premiums
Balance at Beginning of Period	19,746	$1,000,000	EUR 0	$(19,512)
Sales	0	13,335,700	233,300	(28,017)
Closing Buys	0	0	0	0
Expirations	(19,746)	(1,366,400)	0	11,993
Exercised	0	(237,200)	0	755

Balance at End of Period	0	$12,732,100	EUR 233,300	$(34,781)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	39

Schedule of Investments PIMCO Low Duration Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	$	800	$250	$12	$262	$0
BPS	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%		400	124	7	131	0
BRC	Venezuela Government International Bond	(5.000%	)	06/20/2015	20.736%		3,100	379	(61)	318	0
GST	Venezuela Government International Bond	(5.000%	)	06/20/2015	20.736%		400	50	(9)	41	0
	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%		800	240	22	262	0
HUS	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%		1,100	345	15	360	0
JPM	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%		2,200	667	53	720	0

								$2,055	$39	$2,094	$0

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2016	0.162%	$	15,600	$(203)	$401	$198	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		9,200	(54)	90	36	0
	Brazil Government International Bond	1.000%	03/20/2019	1.548%		2,900	(132)	65	0	(67)
	China Government International Bond	1.000%	12/20/2018	0.667%		15,000	147	61	208	0
	China Government International Bond	1.000%	06/20/2019	0.781%		28,400	216	72	288	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		8,700	92	(26)	66	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.313%		300	(4)	8	4	0
	Japan Government International Bond	1.000%	12/20/2015	0.115%		14,000	239	(82)	157	0
	MetLife, Inc.	1.000%	09/20/2016	0.239%		46,300	529	181	710	0
	MetLife, Inc.	1.000%	06/20/2017	0.339%		8,000	176	(31)	145	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		8,600	71	(9)	62	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		10,300	(13)	144	131	0
	Russia Government International Bond	1.000%	03/20/2019	2.398%		38,900	(2,702)	478	0	(2,224)
	Standard Chartered PLC	1.000%	03/20/2019	0.794%	EUR	11,700	(139)	276	137	0
BPS	Berkshire Hathaway, Inc.	1.000%	06/20/2016	0.186%	$	11,000	182	(24)	158	0
	Comcast Corp.	1.000%	09/20/2019	0.393%		7,300	235	(20)	215	0

40	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Japan Government International Bond	1.000%	09/20/2015	0.105%	$	25,000	$413	$(187)	$226	$0
	Japan Government International Bond	1.000%	12/20/2015	0.115%		50,000	316	242	558	0
BRC	Bank of America Corp.	1.000%	03/20/2019	0.696%		5,400	61	12	73	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.204%		39,400	693	(62)	631	0
	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.489%		40,300	648	257	905	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2023	1.012%		10,000	(291)	284	0	(7)
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		19,800	(158)	235	77	0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%		63,900	(102)	289	187	0
	Brazil Government International Bond	1.000%	09/20/2016	0.902%		13,000	(122)	150	28	0
	China Government International Bond	1.000%	09/20/2015	0.223%		27,000	333	(120)	213	0
	China Government International Bond	1.000%	09/20/2016	0.342%		14,800	205	(8)	197	0
	China Government International Bond	1.000%	12/20/2018	0.667%		20,000	197	81	278	0
	China Government International Bond	1.000%	06/20/2019	0.781%		2,500	13	12	25	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.202%		153,800	895	(581)	314	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		102,100	1,008	(229)	779	0
	General Motors Co.	5.000%	09/20/2016	0.802%		17,000	1,709	(284)	1,425	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		7,300	(175)	18	0	(157)
	Indonesia Government International Bond	1.000%	09/20/2019	1.570%		16,700	(334)	(105)	0	(439)
	Italy Government International Bond	1.000%	06/20/2017	0.652%		7,100	27	41	68	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		3,300	0	1	1	0
	Japan Government International Bond	1.000%	06/20/2015	0.087%		16,600	258	(143)	115	0
	Japan Government International Bond	1.000%	12/20/2015	0.115%		20,400	358	(130)	228	0
	JPMorgan Chase & Co.	1.000%	06/20/2016	0.301%		50,000	739	(121)	618	0
	MetLife, Inc.	1.000%	06/20/2016	0.217%		79,500	1,354	(255)	1,099	0
	MetLife, Inc.	1.000%	03/20/2019	0.590%		30,300	221	325	546	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		19,700	(76)	217	141	0
	Mexico Government International Bond	1.000%	03/20/2018	0.602%		15,000	(26)	233	207	0
CBK	American International Group, Inc.	1.000%	03/20/2019	0.571%		22,000	214	199	413	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.204%		19,800	352	(35)	317	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		16,400	(124)	188	64	0
	Brazil Government International Bond	1.000%	03/20/2016	0.768%		4,700	(21)	38	17	0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%		33,500	(57)	155	98	0
	Brazil Government International Bond	1.000%	03/20/2017	1.034%		16,500	(186)	176	0	(10)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	41

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	China Government International Bond	1.000%	03/20/2019	0.727%	$	20,500	$108	$139	$247	$0
	China Government International Bond	1.000%	06/20/2019	0.781%		26,300	204	64	268	0
	HSBC Bank PLC	1.000%	12/20/2018	0.440%	EUR	6,500	91	105	196	0
	HSBC Bank PLC	1.000%	03/20/2019	0.714%		39,200	(391)	1,033	642	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%	$	3,400	(80)	7	0	(73)
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		12,500	65	84	149	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		18,900	(18)	260	242	0
	Mexico Government International Bond	1.000%	06/20/2019	0.794%		2,500	16	8	24	0
	U.S. Treasury Notes	0.250%	12/20/2014	0.059%	EUR	86,000	(767)	821	54	0
DUB	Berkshire Hathaway, Inc.	1.000%	06/20/2016	0.186%	$	17,900	323	(66)	257	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.204%		78,600	1,366	(107)	1,259	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2017	0.281%		15,300	361	(59)	302	0
	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.489%		19,100	405	24	429	0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%		20,000	(48)	107	59	0
	Brazil Government International Bond	1.000%	03/20/2017	1.034%		20,600	(220)	208	0	(12)
	Brazil Government International Bond	1.000%	03/20/2019	1.548%		15,000	(681)	335	0	(346)
	China Government International Bond	1.000%	12/20/2018	0.667%		15,000	191	17	208	0
	China Government International Bond	1.000%	03/20/2019	0.727%		46,000	22	532	554	0
	Colombia Government International Bond	1.000%	03/20/2016	0.394%		12,800	77	41	118	0
	Export-Import Bank of China	1.000%	12/20/2016	0.573%		27,100	(2,192)	2,455	263	0
	Export-Import Bank of Korea	1.000%	12/20/2016	0.252%		12,000	(767)	970	203	0
	General Electric Capital Corp.	1.000%	06/20/2015	0.202%		80,000	665	(180)	485	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		131,500	1,218	(215)	1,003	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.313%		28,400	426	(81)	345	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.325%		45,100	661	(48)	613	0
	General Electric Capital Corp.	1.000%	06/20/2017	0.369%		76,600	1,489	(162)	1,327	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.520%		13,800	215	75	290	0
	HSBC Bank PLC	1.000%	12/20/2018	0.440%	EUR	37,900	425	716	1,141	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.341%	$	3,200	(75)	97	22	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		300	(7)	0	0	(7)
	Italy Government International Bond	1.000%	09/20/2016	0.519%		3,300	24	8	32	0

42	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Italy Government International Bond	1.000%	09/20/2019	1.001%	$	14,900	$(7)	$10	$3	$0
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.209%		76,400	752	(140)	612	0
	MetLife, Inc.	1.000%	09/20/2015	0.122%		27,000	314	(75)	239	0
	MetLife, Inc.	1.000%	06/20/2017	0.339%		14,300	319	(59)	260	0
	MetLife, Inc.	1.000%	03/20/2019	0.590%		34,100	503	112	615	0
	Mexico Government International Bond	1.000%	03/20/2016	0.357%		42,300	(240)	653	413	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		7,400	36	52	88	0
FBF	American International Group, Inc.	1.000%	03/20/2019	0.571%		25,000	244	226	470	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		25,000	(205)	303	98	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		44,800	396	(55)	341	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.313%		77,600	1,112	(171)	941	0
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.209%		38,700	347	(37)	310	0
	MetLife, Inc.	1.000%	06/20/2016	0.217%		18,500	321	(65)	256	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		25,000	(205)	384	179	0
	MGM Resorts International	5.000%	06/20/2019	2.907%		10,000	1,185	(276)	909	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.647%		31,600	637	(96)	541	0
GST	Berkshire Hathaway, Inc.	1.000%	06/20/2016	0.186%		25,000	439	(80)	359	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		13,400	(68)	120	52	0
	Colombia Government International Bond	1.000%	03/20/2016	0.394%		12,800	77	41	118	0
	Japan Government International Bond	1.000%	06/20/2015	0.087%		8,000	120	(65)	55	0
	Japan Government International Bond	1.000%	12/20/2016	0.167%		16,700	353	(39)	314	0
	MetLife, Inc.	1.000%	09/20/2015	0.122%		10,000	(507)	596	89	0
	MetLife, Inc.	1.000%	06/20/2016	0.217%		13,600	233	(45)	188	0
	MetLife, Inc.	1.000%	03/20/2019	0.590%		23,000	335	80	415	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		20,400	100	143	243	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.647%		9,400	192	(31)	161	0
	Russia Government International Bond	1.000%	06/20/2019	2.430%		2,500	(161)	7	0	(154)
	United Kingdom Gilt	1.000%	03/20/2015	0.031%		5,600	33	(6)	27	0
	Vodafone Group PLC	1.000%	09/20/2015	0.169%		10,000	83	2	85	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.628%		41,600	(339)	501	162	0
	Brazil Government International Bond	1.000%	03/20/2016	0.768%		19,500	(93)	165	72	0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%		65,100	(94)	285	191	0
	Colombia Government International Bond	1.000%	03/20/2016	0.394%		12,900	69	50	119	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		15,000	(339)	16	0	(323)
	Indonesia Government International Bond	1.000%	09/20/2019	1.570%		12,500	(256)	(73)	0	(329)
	Italy Government International Bond	1.000%	09/20/2016	0.519%		16,000	114	42	156	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		52,500	(111)	486	375	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	43

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Mexico Government International Bond	1.000%	09/20/2016	0.409%	$	7,500	$39	$51	$90	$0
	Russia Government International Bond	1.000%	06/20/2017	2.258%		2,600	(56)	(29)	0	(85)
JPM	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.204%		32,700	577	(53)	524	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2017	0.281%		25,000	590	(96)	494	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		6,000	(57)	80	23	0
	Brazil Government International Bond	1.000%	03/20/2019	1.548%		25,000	(1,163)	588	0	(575)
	China Government International Bond	1.000%	12/20/2018	0.667%		9,400	92	38	130	0
	China Government International Bond	1.000%	06/20/2019	0.781%		43,600	224	220	444	0
	Ford Motor Co.	5.000%	03/20/2019	0.962%		14,700	2,759	(191)	2,568	0
	General Electric Capital Corp.	1.000%	06/20/2015	0.202%		19,100	159	(43)	116	0
	Goldman Sachs Group, Inc.	1.000%	12/20/2018	0.777%		47,500	520	(76)	444	0
	HSBC Bank PLC	1.000%	12/20/2018	0.440%	EUR	4,000	56	64	120	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%	$	6,800	(157)	11	0	(146)
	MetLife, Inc.	1.000%	06/20/2017	0.339%		54,400	1,190	(202)	988	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		8,600	48	55	103	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.942%		6,000	(171)	176	5	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.647%		38,000	776	(125)	651	0
	PSEG Power LLC	1.000%	12/20/2018	0.796%		24,200	134	75	209	0
	Russia Government International Bond	1.000%	06/20/2019	2.430%		1,200	(69)	(4)	0	(73)
MYC	Bank of America Corp.	1.000%	03/20/2019	0.696%		7,400	83	16	99	0
	Barclays Bank PLC	1.000%	06/20/2015	0.200%	EUR	113,200	1,254	(385)	869	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%	$	10,600	(61)	102	41	0
	Brazil Government International Bond	1.000%	03/20/2019	1.548%		16,400	(763)	385	0	(378)
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		65,700	608	(107)	501	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.520%		25,000	390	136	526	0
	Italy Government International Bond	1.000%	06/20/2017	0.652%		7,000	24	43	67	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		79,800	339	(325)	14	0
	MetLife, Inc.	1.000%	09/20/2016	0.239%		20,900	345	(25)	320	0
	MetLife, Inc.	1.000%	03/20/2019	0.590%		25,000	420	30	450	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		18,300	(35)	269	234	0
	Russia Government International Bond	1.000%	06/20/2019	2.430%		300	(17)	(1)	0	(18)
	Sberbank of Russia	1.000%	09/20/2015	2.733%		5,400	(78)	(11)	0	(89)

44	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Standard Chartered PLC	1.000%	03/20/2019	0.794%	EUR	11,600	$(134)	$270	$136	$0
SOG	HSBC Bank PLC	1.000%	12/20/2018	0.440%		10,000	140	161	301	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.628%	$	1,900	(18)	25	7	0
	Japan Government International Bond	1.000%	12/20/2015	0.115%		14,700	236	(72)	164	0

							$24,001	$13,676	$43,189	$(5,512)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BOA	CDX.HY-21 3-Year Index	5.000%	12/20/2016	$	75,042	$6,097	$(1,559)	$4,538	$0
BRC	CDX.EM-12 5-Year Index	5.000%	12/20/2014		25,944	2,594	(2,431)	163	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015		89,300	9,464	(7,864)	1,600	0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015		35,626	4,265	(3,627)	638	0
FBF	CDX.EM-13 5-Year Index	5.000%	06/20/2015		376	43	(36)	7	0
	CMBX.NA.AAA.1 Index	0.100%	10/12/2052		96,451	(482)	123	0	(359)
GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015		5,170	646	(553)	93	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017		4,437	0	62	62	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015		52,546	5,946	(5,005)	941	0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015		5,734	648	(545)	103	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017		9,549	0	134	134	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015		17,108	2,030	(1,724)	306	0
UAG	CDX.EM-12 5-Year Index	5.000%	12/20/2014		14,382	1,431	(1,341)	90	0

						$32,682	$(24,366)	$8,675	$(359)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	45

Schedule of Investments PIMCO Low Duration Fund (Cont.)

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	240,200	$213	$133	$346	$0
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		38,000	2	(292)	0	(290)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	418,000	(21)	829	808	0
BPS	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	214,900	(175)	485	310	0
	Pay	1-Year BRL-CDI	9.120%	01/02/2017		106,100	266	(2,648)	0	(2,382)
BRC	Pay	28-Day MXN-TIIE	4.120%	10/26/2015	MXN	1,208,900	(10)	538	528	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		14,200	(8)	21	13	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		36,500	(23)	56	33	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		28,300	(6)	50	44	0
DUB	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	12,000	3	(95)	0	(92)
GLM	Pay	1-Year BRL-CDI	11.320%	01/04/2016		225,900	(191)	517	326	0
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		12,000	3	(95)	0	(92)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	65,600	(40)	99	59	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		92,300	(19)	162	143	0
HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		43,000	(30)	67	37	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		917,100	(80)	1,852	1,772	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		30,800	(2)	50	48	0
JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	240,200	214	133	347	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		98,200	(213)	(190)	0	(403)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	29,200	(11)	38	27	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		14,500	(1)	23	22	0
MYC	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		43,800	(24)	63	39	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	46,100	30	(1,145)	0	(1,115)

							$(123)	$651	$4,902	$(4,374)

Total Swap Agreements							$58,615	$(10,000)	$58,860	$(10,245)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(k)	Securities with an aggregate market value of $10,174 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$47,493	$0	$8,096	$55,589	$(3,767)	$(4,775)	$(2,581)	$(11,123)	$44,466	$(41,430)	$3,036
BPS	4,167	0	1,598	5,765	(6,511)	0	(2,382)	(8,893)	(3,128)	3,959	831
BRC	11,304	0	10,854	22,158	(8,771)	0	(603)	(9,374)	12,784	(12,830)	(46)
CBK	73,900	0	2,731	76,631	(4,370)	0	(83)	(4,453)	72,178	(65,400)	6,778
DUB	11,475	0	11,778	23,253	(3,262)	(1,819)	(457)	(5,538)	17,715	(17,400)	315
FBF	21,413	0	4,052	25,465	(6,181)	0	(359)	(6,540)	18,925	(16,830)	2,095

46	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
GLM	$6,142	$0	$528	$6,670	$(5,459)	$0	$(92)	$(5,551)	$1,119	$(1,620)	$(501)
GST	0	0	2,564	2,564	0	(619)	(154)	(773)	1,791	(1,580)	211
HUS	0	0	4,323	4,323	(1,409)	0	(737)	(2,146)	2,177	(2,260)	(83)
JPM	8,530	0	8,172	16,702	(1,162)	(2,079)	(1,197)	(4,438)	12,264	(11,925)	339
MSB	27,262	0	0	27,262	(8,753)	0	0	(8,753)	18,509	(17,620)	889
MYC	0	0	3,602	3,602	0	(9,506)	(485)	(9,991)	(6,389)	(1,935)	(8,324)
NAB	35,762	0	0	35,762	0	0	0	0	35,762	(33,330)	2,432
SOG	0	0	301	301	0	0	0	0	301	(380)	(79)
UAG	15,862	0	261	16,123	(3,869)	0	(1,115)	(4,984)	11,139	(11,149)	(10)

Total Over the Counter	$263,310	$0	$58,860	$322,170	$(53,514)	$(18,798)	$(10,245)	$(82,557)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$12	$12
Swap Agreements	0	2,769	0	0	3,941	6,710

	$0	$2,769	$0	$0	$3,953	$6,722

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$263,310	$0	$263,310
Swap Agreements	0	53,958	0	0	4,902	58,860

	$0	$53,958	$0	$263,310	$4,902	$322,170

	$0	$56,727	$0	$263,310	$8,855	$328,892

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,604	$2,604
Swap Agreements	0	0	0	0	47	47

	$0	$0	$0	$0	$2,651	$2,651

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$53,514	$0	$53,514
Written Options	0	619	0	4,775	13,404	18,798
Swap Agreements	0	5,871	0	0	4,374	10,245

	$0	$6,490	$0	$58,289	$17,778	$82,557

	$0	$6,490	$0	$58,289	$20,429	$85,208

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	47

Schedule of Investments PIMCO Low Duration Fund (Cont.)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7,426	$7,426
Futures	0	0	0	0	27,809	27,809
Swap Agreements	0	23,209	0	0	(70,636)	(47,427)

	$0	$23,209	$0	$0	$(35,401)	$(12,192)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$84,166	$0	$84,166
Written Options	0	69	0	0	4,497	4,566
Swap Agreements	0	12,430	0	0	11,024	23,454

	$0	$12,499	$0	$84,166	$15,521	$112,186

	$0	$35,708	$0	$84,166	$(19,880)	$99,994

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(724)	$(724)
Futures	0	0	0	0	(8,185)	(8,185)
Swap Agreements	0	(9,945)	0	0	(27,282)	(37,227)

	$0	$(9,945)	$0	$0	$(36,191)	$(46,136)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$236,388	$0	$236,388
Written Options	0	255	0	3,870	9,268	13,393
Swap Agreements	0	(5,895)	0	0	(983)	(6,878)

	$0	$(5,640)	$0	$240,258	$8,285	$242,903

	$0	$(15,585)	$0	$240,258	$(27,906)	$196,767

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$355,625	$1,870	$357,495
Corporate Bonds & Notes
Banking & Finance	0	3,297,010	29,965	3,326,975
Industrials	0	680,028	3,816	683,844
Utilities	0	755,420	0	755,420
Municipal Bonds & Notes
Illinois	0	2,256	0	2,256
Minnesota	0	7,072	0	7,072
New Jersey	0	45,631	0	45,631
Texas	0	4,364	0	4,364
U.S. Government Agencies	0	1,170,745	926	1,171,671
U.S. Treasury Obligations	0	2,413,692	0	2,413,692
Mortgage-Backed Securities	0	2,113,777	14,829	2,128,606

48	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Asset-Backed Securities	$0	$964,629	$1,893	$966,522
Sovereign Issues	0	2,871,136	0	2,871,136
Preferred Securities
Banking & Finance	9,523	0	0	9,523
Short-Term Instruments
Certificates of Deposit	0	352,896	0	352,896
Commercial Paper	0	174,866	0	174,866
Repurchase Agreements	0	52,869	0	52,869
Short-Term Notes	0	2,702	0	2,702
Japan Treasury Bills	0	182,435	0	182,435
U.S. Treasury Bills	0	4,269	0	4,269
	$9,523	$15,451,422	$53,299	$15,514,244

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,417,904	$0	$0	$4,417,904

Total Investments	$4,427,427	$15,451,422	$53,299	$19,932,148

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(65,454)	$0	$(65,454)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	6,710	0	6,711
Over the counter	0	322,170	0	322,170
	$1	$328,880	$0	$328,881

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,604)	(47)	0	(2,651)
Over the counter	0	(82,557)	0	(82,557)
	$(2,604)	$(82,604)	$0	$(85,208)

Totals	$4,424,824	$15,632,244	$53,299	$20,110,367

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	49

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class B, Class A, Class C and Class R shares of the PIMCO Low Duration Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and

50	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2014

sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	51

Notes to Financial Statements (Cont.)

(e) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update became effective for interim or annual periods beginning on or after December 15, 2013. In accordance with investment company reporting requirements under U.S. GAAP, the Fund adopted the ASU for the six month period ended September 30, 2014. The ASU did not have an impact on the Fund’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the “Adviser”. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are

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available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	53

Notes to Financial Statements (Cont.)

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value

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of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender

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that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2014, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

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Notes to Financial Statements (Cont.)

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2014 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest paying securities.

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Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
$24	$46,100	$(46,124)	$0	$0	$0	$1	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
$3,239,121	$7,890,977	$(6,712,000)	$531	$(725)	$4,417,904	$8,564	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

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Notes to Financial Statements (Cont.)

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the

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currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on

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Notes to Financial Statements (Cont.)

the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Credit Default Swaptions  The Fund may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the

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measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific

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Notes to Financial Statements (Cont.)

factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by Fund management.

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Notes to Financial Statements (Cont.)

The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

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Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the Adviser, minimizes counterparty risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback

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Notes to Financial Statements (Cont.)

transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market

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value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A B, C and R Classes
0.21%	0.31%	0.21%	0.25%	0.30%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

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Notes to Financial Statements (Cont.)

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.30%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2014, the Distributor received $4,229,322 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair

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receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2014, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$230,572	$37,881

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are

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Notes to Financial Statements (Cont.)

generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$6,586,235	$12,618,730	$3,813,290	$2,108,348

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2014		Year Ended 03/31/2014
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	477,230	$4,942,012	1,019,560	$10,541,235
Class P	52,572	544,361	127,971	1,325,306
Administrative Class	4,391	45,475	21,832	226,369
Class D	11,355	117,578	59,834	619,836
Class A	20,694	214,293	120,935	1,253,618
Class B	12	129	219	2,247
Class C	3,730	38,622	29,623	306,135
Class R	2,995	31,022	8,852	91,828

Issued as reinvestment of distributions
Institutional Class	10,590	109,638	21,117	218,649
Class P	1,411	14,608	2,497	25,848
Administrative Class	287	2,971	621	6,429
Class D	1,079	11,175	2,455	25,422
Class A	1,610	16,673	3,898	40,371
Class B	1	6	1	15
Class C	337	3,489	731	7,568
Class R	73	757	133	1,375

Cost of shares redeemed
Institutional Class	(748,392)	$(7,741,732)	(1,035,826)	$(10,715,794)
Class P	(72,381)	(749,308)	(104,069)	(1,076,430)
Administrative Class	(11,612)	(120,245)	(39,531)	(407,947)
Class D	(34,274)	(354,605)	(92,347)	(954,981)
Class A	(81,263)	(840,999)	(184,172)	(1,905,432)
Class B	(138)	(1,429)	(201)	(2,082)
Class C	(14,815)	(153,335)	(36,274)	(375,044)
Class R	(2,544)	(26,349)	(8,399)	(86,735)
Net increase (decrease) resulting from Fund share transactions	(377,052)	$(3,895,193)	(80,540)	$(832,194)

72	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2014

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2014, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2011-2013, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the Regulated Investment Company Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2014, the Fund had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO Low Duration Fund	$110,102	$31,923

As of September 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$20,083,537	$188,957	$(340,346)	$(151,389)
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	73

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GST	Goldman Sachs International
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.
BPG	BNP Paribas Securities Corp.	JPM	JPMorgan Chase Bank N.A.
BPS	BNP Paribas S.A.	JPS	JPMorgan Securities, Inc.
BRC	Barclays Bank PLC	MSB	Morgan Stanley Bank, N.A
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services, Inc.
DUB	Deutsche Bank AG	NAB	National Australia Bank Ltd.
FBF	Credit Suisse International	RYL	Royal Bank of Scotland Group PLC
FOB	Credit Suisse Securities (USA) LLC	SOG	Societe Generale
GLM	Goldman Sachs Bank USA	SSB	State Street Bank and Trust Co.
GSC	Goldman Sachs & Co.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound
BRL	Brazilian Real	JPY	Japanese Yen
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	TRY	Turkish New Lira
EUR	Euro	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade
CDX.HY	Credit Derivatives Index - High Yield	CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	FDIC	Federal Deposit Insurance Corp.
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap
CDO	Collateralized Debt Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio
CLO	Collateralized Loan Obligation

74	PIMCO LOW DURATION FUND

Approval of Investment Advisory Contract

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 11-12, 2014, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2015. The Board also considered and approved for an additional one-year term through August 31, 2015, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“Research Affiliates”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2015; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates, on behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2015.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and Research Affiliates. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and Research Affiliates, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	75

Approval of Investment Advisory Contract (Cont.)

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and Research Affiliates in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees, without management present, at the August 11-12, 2014 meeting. The independent Trustees also conducted a telephonic meeting with counsel to the Trust and the independent Trustees on August 5, 2014 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO Low Volatility RAFI®-PLUS suite, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

76	PIMCO LOW DURATION FUND

(Unaudited)

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses counterparties that meet its stringent and monitored criteria. The Trustees also considered that PIMCO’s collateral management team utilizes the counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2013, including, but not limited to, constructing and moving into a new global headquarters in Newport Beach in May 2014; investing significant resources into developing its global portfolio management expertise; expanding PIMCO’s technology team and investing in technology, with a focus on projects that increase capacity and investment management stability; engaging in detailed preparation efforts for the potential consequences of an unanticipated financial crisis or global liquidity vacuum; focusing on global business continuity program management; investing in additional personnel with fund operations expertise, including additional accounting, financial reporting, pricing and tax resources; and continuing to develop the PIMCO Accounting Yield Application (or PAY), which provides yield and income reporting, and the rollout of the Pricing Portal, which is a web-based workflow application that will automate the daily pricing review process, improve communications among stakeholders and enhance the ability to identify pricing variance and provide feedback to pricing vendors.

Similarly, the Board considered the asset-allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund. The Board considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs; its

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	77

Approval of Investment Advisory Contract (Cont.)

oversight of matters that may involve conflicts of interest with the Trust; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under both Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services under that Agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Agreements continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2014 and other performance data, as available, for the period ended June 30, 2014 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2014 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 11-12, 2014 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods ended May 31, 2014. The Board noted that, as of May 31, 2014, the Institutional Class of 61%, 67% and 80% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e.,

78	PIMCO LOW DURATION FUND

(Unaudited)

Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least five years of performance history, 93% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2014. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the supervisory and administrative fees for the PIMCO Emerging Markets Bond Fund effective October 1, 2014, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reductions in supervisory and administrative fees for PIMCO Emerging Markets Bond Fund effective October 1, 2014. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	79

Approval of Investment Advisory Contract (Cont.)

under management over time and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO standard separate account fee rates in 47 out of 60 comparisons. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds for various other reasons, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities per contract and diverse servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations than when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund fees, which is beneficial to the Funds and their shareholders.

80	PIMCO LOW DURATION FUND

(Unaudited)

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the previous year while 2014 net income is expected to decline due to the fee impact of outflows. Additionally, the Board noted that profit margins were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception, fee reductions or waivers, and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	81

Approval of Investment Advisory Contract (Cont.)

shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been reduced for some Funds over time (including the proposed reductions for certain classes of PIMCO Emerging Markets Bond Fund to be effective October 1, 2014), had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified supervision and administrative fee.

The Trustees also considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted that the benefits of the unified fee were apparent during the 2008 financial crisis, as the total expense ratios of certain funds in other fund complexes that do not have a unified fee increased due to decreases in fund assets; moreover, these benefits may reemerge in the event a particular Fund’s assets decline in the future. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, including, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those described above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

82	PIMCO LOW DURATION FUND

(Unaudited)

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	83

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4014SAR_093014

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2014

PIMCO Real Return Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report covering the six-month reporting period ended September 30, 2014, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

As previously announced on September 26, 2014, William “Bill” Gross, PIMCO’s Chief Investment Officer and co-founder, resigned from the firm. PIMCO subsequently elected Daniel Ivascyn to serve as Group Chief Investment Officer (“Group CIO”). In addition, PIMCO appointed Andrew Balls, CIO Global Fixed Income; Mark Kiesel, CIO Global Credit; Virginie Maisonneuve, CIO Global Equities; Scott Mather, CIO U.S. Core Strategies; and Mihir Worah, CIO Real Return and Asset Allocation. Outside of the reporting period on November 3, 2014, PIMCO announced that Marc Seidner will return to the firm effective November 12 in a new role as CIO Non-traditional Strategies and Head of Portfolio Management in the New York office. Under this leadership structure, Andrew and Mihir have additional managerial responsibility for PIMCO’s Portfolio Management group and trade floor activities globally. Andrew will oversee Portfolio Management in Europe and Asia-Pacific, and Mihir will oversee Portfolio Management in the U.S. Douglas Hodge, PIMCO’s Chief Executive Officer, and Jay Jacobs, President, will continue to serve as the firm’s senior executive leadership team, spearheading PIMCO’s business strategy, client service and the firm’s operations.

These appointments are a further evolution of the structure that PIMCO established earlier in 2014, reflecting our belief that the best approach for PIMCO’s clients and our firm is an investment leadership team of seasoned, highly skilled investors overseeing all areas of PIMCO’s investment activities.

During his 43 years at PIMCO, Mr. Gross made great contributions to building the firm and delivering value to PIMCO’s clients. Over this period PIMCO developed into a global asset manager, expanding beyond core fixed income, now encompassing nearly 2,500 employees across 13 offices, including over 250 portfolio managers. Mr. Gross was also responsible for starting PIMCO’s robust investment process, with a focus on long-term macroeconomic views and bottom-up security selection—a process that is well institutionalized and will continue into PIMCO’s future.

Financial market highlights of our six-month reporting period include:

■

Investors generally reacted positively to better clarity regarding central bank policy despite a period marked by ongoing geopolitical risks, namely tension between Ukraine and Russia, and the growing unrest in the Middle East. Investors reacted to these geopolitical events by either embracing risk assets (at times when concerns ebbed) or resorting to the perceived safety of high quality fixed income assets (at times of heightened concern). Geopolitical uncertainty continues to test the global economy and markets, impacting growth in Europe and contributing to increasing investor concern.

2	PIMCO REAL RETURN FUND

■

The U.S. economy showed signs of improvement on steady employment growth and renewed business investment activity. At its September 2014 meeting, the Federal Reserve (“Fed”) reiterated its intent to keep the Federal Funds Rate near zero for a considerable time even after the completion of its quantitative easing program by the end of October 2014. The Fed noted that future increases in the Federal Funds Rate would be dependent on signs of continuing economic improvement in the U.S., including a decline in the unemployment rate. Outside of the reporting period on October 29, 2014 the Fed announced the conclusion of its asset purchase program. The yield on the benchmark ten-year U.S. Treasury note was 2.49% at the end of the reporting period, compared with 2.72% on March 31, 2014. U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 1.70%. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, returned 2.21% for the reporting period.

■

In Europe, slower economic growth and fears of deflation prompted a series of unprecedented actions by the European Central Bank (“ECB”). Mario Draghi, ECB President, lowered the ECB’s benchmark rate by 10 basis points, reduced its deposit rate into negative territory to help mitigate potential deflationary forces (making the ECB the first major central bank to do so), opened a liquidity channel to help encourage bank lending, and announced plans for an asset purchase program.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) returned 1.69%, as represented by the Barclays U.S. TIPS Index. Longer-dated U.S. real yields decreased slightly during the reporting period, while shorter-maturity yields increased. Inflation expectations declined marginally as headline inflation decelerated from the 2% level seen earlier in 2014 as food, energy, and transportation prices fell. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 11.76%.

■

Agency mortgage-backed securities (“MBS”) generally posted positive returns, but underperformed like-duration U.S. Treasuries due to supply pressure from larger levels of issuance and increasing concerns of MBS demand once the Fed ends its asset purchase program in October. Non-Agency MBS prices were mixed and higher quality bonds generally outperformed, amid broader macroeconomic volatility and signs the U.S. housing recovery had begun to slow.

■

The U.S. investment grade credit market, as measured by the Barclays U.S. Credit Index, returned 2.68%. U.S. credit spreads narrowed amid generally improving U.S. company fundamentals. The high yield market posted slightly positive returns as tighter valuations led to deteriorating demand for high yield corporate bonds, which precipitated a correction. Retail outflows for bank loans continued, but bank loans have benefited from consistent demand from collateralized loan obligations. Company fundamentals remained strong due to low default expectations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	3

Chairman’s Letter (Cont.)

■

Tax-exempt municipal bonds returned 4.12%, as represented by the Barclays Municipal Bond Index, and taxable municipal bonds, as represented by the Barclays Municipal Taxable Index, returned 5.51%. Municipal bonds posted positive returns and outperformed U.S. Treasuries, in which returns were driven by lower U.S. Treasury rates, limited supply, and mutual fund inflows. Net supply continued to contract, as new issuances did not keep pace with seasonally high levels of maturing bonds. High yield and long duration segments outperformed, driven by stronger liquidity following improved sentiment surrounding Detroit and Puerto Rico.

■

Emerging market (“EM”) external debt, as measured by the JPMorgan Emerging Markets Index (EMBI) Global, returned 3.69%. However, EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 1.87% amid U.S. dollar strength in September. The emerging markets have become increasingly differentiated, with sanctions on Russia from the West and a surge in violence in the Middle East weighing on markets, versus a stimulus program in China providing some support.

■

Equity markets posted positive returns in the U.S., but were flat or slightly negative in many other regions as economic data varied. U.S. growth became more resilient, but the Eurozone recovery faltered and growth decelerated in parts of Asia. U.S. equities returned 6.42%, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, returned 2.59%. EM equities, as measured by the MSCI Emerging Markets Index, returned 2.87%.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds November 12, 2014

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO REAL RETURN FUND

Important Information About the PIMCO Real Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund management will anticipate such movement.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true since the Federal Reserve Board has begun tapering its quantitative easing program. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in losses to a Fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. If the performance of a Fund were to be negatively impacted by rising interest rates, the Fund could face increased redemptions by its shareholders, which could further reduce the value of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, operational risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. The use of derivatives may subject the Fund to greater volatility than investments in traditional securities. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leveraging risk and the risk that a fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign issuer.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	5

Important Information About the PIMCO Real Return Fund (Cont.)

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 5% in the first year to 0% after the fifth year. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A, Class B, Class C, Class D and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same Fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes.

6	PIMCO REAL RETURN FUND

The following table discloses the inception date of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Real Return Fund	01/29/97	01/29/97	04/30/08	04/28/00	04/08/98	01/29/97	01/29/97	01/29/97	12/31/02

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	7

PIMCO Real Return Fund

Cumulative Returns Through September 30, 2014

Average Annual Total Return for the period ended September 30, 2014
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)
PIMCO Real Return Fund Institutional Class	1.92%	2.00%	4.94%	5.06%	6.71%
PIMCO Real Return Fund Class P	1.87%	1.89%	4.83%	4.96%	6.62%
PIMCO Real Return Fund Administrative Class	1.80%	1.74%	4.68%	4.80%	6.44%
PIMCO Real Return Fund Class D	1.72%	1.59%	4.52%	4.62%	6.26%
PIMCO Real Return Fund Class A	1.72%	1.59%	4.50%	4.61%	6.26%
PIMCO Real Return Fund Class A (adjusted)	-2.09%	-2.22%	3.87%	4.29%	6.07%
PIMCO Real Return Fund Class B	1.34%	0.83%	3.72%	4.06%	5.95%
PIMCO Real Return Fund Class B (adjusted)	-3.66%	-4.16%	3.37%	4.06%	5.95%
PIMCO Real Return Fund Class C	1.47%	1.08%	3.98%	4.09%	5.73%
PIMCO Real Return Fund Class C (adjusted)	0.47%	0.09%	3.98%	4.09%	5.73%
PIMCO Real Return Fund Class R	1.59%	1.34%	4.24%	4.35%	5.98%
Barclays U.S. TIPS Index	1.69%	1.59%	4.48%	4.63%	6.01%
Lipper Inflation-Protected Bond Funds Average	0.92%	0.92%	3.77%	4.11%	5.93%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/1997.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 5.00% CDSC on Class B one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.47% for Institutional Class shares, 0.57% for Class P shares, 0.72% for Administrative Class shares, 0.87% for Class D shares, 0.87% for Class A shares, 1.62% for Class B shares, 1.37% for Class C shares, and 1.12% for Class R shares.

8	PIMCO REAL RETURN FUND

Institutional Class - PRRIX	Class P - PRLPX	Administrative Class - PARRX	Class D - PRRDX
Class A - PRTNX	Class B - PRRBX	Class C - PRTCX	Class R - PRRRX

Allocation Breakdown†

U.S. Treasury Obligations	79.9%
Sovereign Issues	11.2%
Corporate Bonds & Notes	3.0%
Mortgage-Backed Securities	2.3%
Short-Term Instruments‡	1.8%
Other	1.8%

†	% of Investments, at value as of 09/30/14
‡	Includes Central Funds used for Cash Management Purposes

Portfolio Insights

»

The PIMCO Real Return Fund seeks maximum real return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as U.S. TIPS generally delivered positive returns over the reporting period.

»	Short exposure to the euro and Japanese yen benefited performance as these currencies depreciated versus to the U.S. dollar over the reporting period.
»	Exposure to Italian inflation-linked bonds benefited performance as inflation-linked bonds in Italy generally posted positive returns over the reporting period.

»	Exposure to nominal interest rates in Brazil benefited performance as intermediate-maturity yields in Brazil fell over the reporting period.

»	Short exposure to longer-maturity nominal U.S. interest rates detracted from performance as yields fell in the U.S. over the reporting period.

»	Short exposure to nominal interest rates in Japan detracted from performance as yields fell in Japan over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	9

Expense Example

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2014 to September 30, 2014 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period *	Beginning Account Value (04/01/14)	Ending Account Value (09/30/14)	Expenses Paid During Period *	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$1,019.20	$2.43	$1,000.00	$1,022.66	$2.43	0.48%
Class P	1,000.00	1,018.70	2.94	1,000.00	1,022.16	2.94	0.58
Administrative Class	1,000.00	1,018.00	3.69	1,000.00	1,021.41	3.70	0.73
Class D	1,000.00	1,017.20	4.45	1,000.00	1,020.66	4.46	0.88
Class A	1,000.00	1,017.20	4.45	1,000.00	1,020.66	4.46	0.88
Class B	1,000.00	1,013.40	8.23	1,000.00	1,016.90	8.24	1.63
Class C	1,000.00	1,014.70	6.97	1,000.00	1,018.15	6.98	1.38
Class R	1,000.00	1,015.90	5.71	1,000.00	1,019.40	5.72	1.13

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

10	PIMCO REAL RETURN FUND

Benchmark Descriptions

Index	Description

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	11

Financial Highlights PIMCO Real Return Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Institutional Class
04/01/2014 - 09/30/2014+	$11.18	$0.21	$0.01	$0.22	$(0.11)	$0.00	$0.00
03/31/2014	12.25	0.19	(1.07)	(0.88)	(0.04)	(0.06)	(0.09)
03/31/2013	11.95	0.17	0.73	0.90	(0.33)	(0.27)	0.00
03/31/2012	11.49	0.34	0.93	1.27	(0.42)	(0.39)	0.00
03/31/2011	10.87	0.28	0.63	0.91	(0.29)	0.00	0.00
03/31/2010	10.00	0.40	0.93	1.33	(0.46)	0.00	0.00
Class P
04/01/2014 - 09/30/2014+	11.18	0.20	0.01	0.21	(0.10)	0.00	0.00
03/31/2014	12.25	0.22	(1.11)	(0.89)	(0.04)	(0.06)	(0.08)
03/31/2013	11.95	0.15	0.74	0.89	(0.32)	(0.27)	0.00
03/31/2012	11.49	0.32	0.94	1.26	(0.41)	(0.39)	0.00
03/31/2011	10.87	0.28	0.62	0.90	(0.28)	0.00	0.00
03/31/2010	10.00	0.34	0.98	1.32	(0.45)	0.00	0.00
Administrative Class
04/01/2014 - 09/30/2014+	11.18	0.20	0.00	0.20	(0.09)	0.00	0.00
03/31/2014	12.25	0.16	(1.07)	(0.91)	(0.03)	(0.06)	(0.07)
03/31/2013	11.95	0.14	0.73	0.87	(0.30)	(0.27)	0.00
03/31/2012	11.49	0.30	0.94	1.24	(0.39)	(0.39)	0.00
03/31/2011	10.87	0.25	0.64	0.89	(0.27)	0.00	0.00
03/31/2010	10.00	0.38	0.93	1.31	(0.44)	0.00	0.00
Class D
04/01/2014 - 09/30/2014+	11.18	0.19	0.00	0.19	(0.08)	0.00	0.00
03/31/2014	12.25	0.16	(1.08)	(0.92)	(0.03)	(0.06)	(0.06)
03/31/2013	11.95	0.12	0.73	0.85	(0.28)	(0.27)	0.00
03/31/2012	11.49	0.29	0.93	1.22	(0.37)	(0.39)	0.00
03/31/2011	10.87	0.24	0.63	0.87	(0.25)	0.00	0.00
03/31/2010	10.00	0.36	0.93	1.29	(0.42)	0.00	0.00

Please see footnotes on page 14.

12	PIMCO REAL RETURN FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$(0.11)	$11.29	1.92%	$7,712,254	0.48	%*	0.48	%*	0.45	%*	0.45	%*	3.58	%*	61%
(0.19)	11.18	(7.15)	7,260,857	0.47		0.47		0.45		0.45		1.65		33
(0.60)	12.25	7.61	10,059,104	0.48		0.48		0.45		0.45		1.37		41
(0.81)	11.95	11.31	8,963,508	0.47		0.47		0.45		0.45		2.88		129
(0.29)	11.49	8.48	7,559,915	0.46		0.46		0.45		0.45		2.51		174
(0.46)	10.87	13.51	7,762,237	0.48		0.48		0.45		0.45		3.79		408

(0.10)	11.29	1.87	869,943	0.58	*	0.58	*	0.55	*	0.55	*	3.42	*	61
(0.18)	11.18	(7.25)	742,644	0.57		0.57		0.55		0.55		1.88		33
(0.59)	12.25	7.50	1,886,341	0.58		0.58		0.55		0.55		1.25		41
(0.80)	11.95	11.19	1,616,504	0.57		0.57		0.55		0.55		2.68		129
(0.28)	11.49	8.37	1,176,669	0.56		0.56		0.55		0.55		2.45		174
(0.45)	10.87	13.39	670,522	0.56		0.56		0.55		0.55		3.18		408

(0.09)	11.29	1.80	979,095	0.73	*	0.73	*	0.70	*	0.70	*	3.47	*	61
(0.16)	11.18	(7.39)	1,233,721	0.72		0.72		0.70		0.70		1.44		33
(0.57)	12.25	7.34	1,736,194	0.73		0.73		0.70		0.70		1.10		41
(0.78)	11.95	11.03	1,501,744	0.72		0.72		0.70		0.70		2.54		129
(0.27)	11.49	8.21	1,192,602	0.71		0.71		0.70		0.70		2.24		174
(0.44)	10.87	13.22	1,060,100	0.73		0.73		0.70		0.70		3.57		408

(0.08)	11.29	1.72	1,287,276	0.88	*	0.88	*	0.85	*	0.85	*	3.26	*	61
(0.15)	11.18	(7.53)	1,359,797	0.87		0.87		0.85		0.85		1.41		33
(0.55)	12.25	7.18	2,528,152	0.88		0.88		0.85		0.85		0.97		41
(0.76)	11.95	10.86	2,275,872	0.87		0.87		0.85		0.85		2.45		129
(0.25)	11.49	8.04	1,819,723	0.86		0.86		0.85		0.85		2.10		174
(0.42)	10.87	13.05	1,476,692	0.88		0.88		0.85		0.85		3.42		408

Please see footnotes on page 14.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	13

Financial Highlights PIMCO Real Return Fund (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Class A
04/01/2014 - 09/30/2014+	$11.18	$0.19	$0.00	$0.19	$(0.08)	$0.00	$0.00
03/31/2014	12.25	0.16	(1.08)	(0.92)	(0.03)	(0.06)	(0.06)
03/31/2013	11.95	0.13	0.72	0.85	(0.28)	(0.27)	0.00
03/31/2012	11.49	0.30	0.92	1.22	(0.37)	(0.39)	0.00
03/31/2011	10.87	0.23	0.63	0.86	(0.24)	0.00	0.00
03/31/2010	10.00	0.37	0.91	1.28	(0.41)	0.00	0.00
Class B
04/01/2014 - 09/30/2014+	11.18	0.15	0.00	0.15	(0.04)	0.00	0.00
03/31/2014	12.25	0.07	(1.08)	(1.01)	(0.00)^	(0.06)	(0.00)^
03/31/2013	11.95	0.09	0.67	0.76	(0.19)	(0.27)	0.00
03/31/2012	11.49	0.29	0.84	1.13	(0.28)	(0.39)	0.00
03/31/2011	10.87	0.15	0.63	0.78	(0.16)	0.00	0.00
03/31/2010	10.00	0.31	0.90	1.21	(0.34)	0.00	0.00
Class C
04/01/2014 - 09/30/2014+	11.18	0.16	0.01	0.17	(0.06)	0.00	0.00
03/31/2014	12.25	0.10	(1.08)	(0.98)	(0.01)	(0.06)	(0.02)
03/31/2013	11.95	0.07	0.72	0.79	(0.22)	(0.27)	0.00
03/31/2012	11.49	0.24	0.92	1.16	(0.31)	(0.39)	0.00
03/31/2011	10.87	0.18	0.63	0.81	(0.19)	0.00	0.00
03/31/2010	10.00	0.30	0.93	1.23	(0.36)	0.00	0.00
Class R
04/01/2014 - 09/30/2014+	11.18	0.17	0.01	0.18	(0.07)	0.00	0.00
03/31/2014	12.25	0.12	(1.07)	(0.95)	(0.02)	(0.06)	(0.04)
03/31/2013	11.95	0.09	0.73	0.82	(0.25)	(0.27)	0.00
03/31/2012	11.49	0.25	0.94	1.19	(0.34)	(0.39)	0.00
03/31/2011	10.87	0.20	0.64	0.84	(0.22)	0.00	0.00
03/31/2010	10.00	0.33	0.93	1.26	(0.39)	0.00	0.00

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.

14	PIMCO REAL RETURN FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$(0.08)	$11.29	1.72%	$2,613,244	0.88	%*	0.88	%*	0.85	%*	0.85	%*	3.30	%*	61%
(0.15)	11.18	(7.53)	2,738,928	0.87		0.87		0.85		0.85		1.36		33
(0.55)	12.25	7.18	4,896,233	0.88		0.88		0.85		0.85		1.02		41
(0.76)	11.95	10.86	4,813,730	0.87	(b)	0.87	(b)	0.85	(b)	0.85	(b)	2.50		129
(0.24)	11.49	7.99	4,264,937	0.91		0.91		0.90		0.90		2.06		174
(0.41)	10.87	13.00	3,868,404	0.93		0.93		0.90		0.90		3.45		408

(0.04)	11.29	1.34	8,839	1.63	*	1.63	*	1.60	*	1.60	*	2.58	*	61
(0.06)	11.18	(8.22)	10,501	1.62		1.62		1.60		1.60		0.60		33
(0.46)	12.25	6.38	18,826	1.63		1.63		1.60		1.60		0.72		41
(0.67)	11.95	10.02	47,583	1.62	(b)	1.62	(b)	1.60	(b)	1.60	(b)	2.42		129
(0.16)	11.49	7.19	135,904	1.66		1.66		1.65		1.65		1.29		174
(0.34)	10.87	12.16	316,880	1.68		1.68		1.65		1.65		2.89		408

(0.06)	11.29	1.47	1,285,308	1.38	*	1.38	*	1.35	*	1.35	*	2.81	*	61
(0.09)	11.18	(7.99)	1,457,436	1.37		1.37		1.35		1.35		0.92		33
(0.49)	12.25	6.65	2,931,665	1.38		1.38		1.35		1.35		0.53		41
(0.70)	11.95	10.31	2,945,357	1.37	(b)	1.37	(b)	1.35	(b)	1.35	(b)	2.00		129
(0.19)	11.49	7.46	2,625,825	1.41		1.41		1.40		1.40		1.55		174
(0.36)	10.87	12.44	2,387,310	1.43		1.43		1.40		1.40		2.84		408

(0.07)	11.29	1.59	410,448	1.13	*	1.13	*	1.10	*	1.10	*	2.99	*	61
(0.12)	11.18	(7.76)	398,575	1.12		1.12		1.10		1.10		1.01		33
(0.52)	12.25	6.92	536,634	1.13		1.13		1.10		1.10		0.70		41
(0.73)	11.95	10.58	452,520	1.12	(b)	1.12	(b)	1.10	(b)	1.10	(b)	2.10		129
(0.22)	11.49	7.72	327,677	1.16		1.16		1.15		1.15		1.80		174
(0.39)	10.87	12.72	255,267	1.18		1.18		1.15		1.15		3.09		408

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	15

Statement of Assets and Liabilities PIMCO Real Return Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$18,844,166
Investments in Affiliates	31
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,669
Over the counter	189,086
Cash	1
Deposits with counterparty	1,601
Foreign currency, at value	25,670
Receivable for investments sold	2,837,653
Receivable for investments sold on a delayed-delivery basis	3,715
Receivable for Fund shares sold	13,050
Interest and dividends receivable	91,327
22,009,969
Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$3,786,985
Payable for sale-buyback transactions	1,067,035
Payable for short sales	850,511
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,695
Over the counter	114,050
Payable for investments purchased	805,310
Deposits from counterparty	106,172
Payable for Fund shares redeemed	102,322
Dividends payable	924
Accrued investment advisory fees	3,116
Accrued supervisory and administrative fees	3,255
Accrued distribution fees	1,077
Accrued servicing fees	889
Other liabilities	221
6,843,562
Net Assets	$15,166,407
Net Assets Consist of:
Paid in capital	$15,293,322
Undistributed net investment income	124,549
Accumulated undistributed net realized (loss)	(139,519)
Net unrealized (depreciation)	(111,945)
$15,166,407
Cost of Investments in Securities	$19,012,727
Cost of Investments in Affiliates	$31
Cost of Foreign Currency Held	$26,241
Proceeds Received on Short Sales	$847,886
Cost or Premiums of Financial Derivative Instruments, net	$(25,431)

* Includes repurchase agreements of:	$86,378

16	PIMCO REAL RETURN FUND	See Accompanying Notes

September 30, 2014 (Unaudited)

Net Assets:
Institutional Class	$7,712,254
Class P	869,943
Administrative Class	979,095
Class D	1,287,276
Class A	2,613,244
Class B	8,839
Class C	1,285,308
Class R	410,448
Shares Issued and Outstanding:
Institutional Class	683,025
Class P	77,045
Administrative Class	86,712
Class D	114,005
Class A	231,438
Class B	783
Class C	113,832
Class R	36,351
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$11.29
Class P	11.29
Administrative Class	11.29
Class D	11.29
Class A	11.29
Class B	11.29
Class C	11.29
Class R	11.29

^	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	17

Statement of Operations PIMCO Real Return Fund

(Amounts in thousands)	Six Months Ended September 30, 2014 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$316,852
Dividends	680
Dividends from Investments in Affiliates	94
Miscellaneous income	1
Total Income	317,627

Expenses:
Investment advisory fees	19,312
Supervisory and administrative fees	20,380
Distribution and/or servicing fees - Administrative Class	1,293
Distribution and/or servicing fees - Class D	1,702
Distribution fees - Class B	37
Distribution fees - Class C	3,508
Distribution fees - Class R	520
Servicing fees - Class A	3,581
Servicing fees - Class B	12
Servicing fees - Class C	1,754
Servicing fees - Class R	520
Interest expense	2,504
Trustee fees	9
Total Expenses	55,132

Net Investment Income	262,495

Net Realized Gain (Loss):
Investments in securities	66,107
Investments in Affiliates	63
Exchange-traded or centrally cleared financial derivative instruments	(40,839)
Over the counter financial derivative instruments	75,132
Foreign currency	(5,290)
Net Realized Gain	95,173

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(177,969)
Investments in Affiliates	(6)
Exchange-traded or centrally cleared financial derivative instruments	(51,204)
Over the counter financial derivative instruments	133,333
Foreign currency assets and liabilities	3,309
Net Change in Unrealized (Depreciation)	(92,537)
Net Gain	2,636

Net Increase in Net Assets Resulting from Operations	$265,131

* Foreign tax withholdings	$59

18	PIMCO REAL RETURN FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Real Return Fund

(Amounts in thousands)	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
(Decrease) in Net Assets from:

Operations:
Net investment income	$262,495	$276,364
Net realized gain (loss)	95,173	(162,874)
Net change in unrealized (depreciation)	(92,537)	(1,899,223)
Net increase (decrease) resulting from operations	265,131	(1,785,733)

Distributions to Shareholders:
From net investment income
Institutional Class	(70,380)	(32,780)
Class P	(6,781)	(4,240)
Administrative Class	(8,078)	(4,273)
Class D	(9,881)	(4,591)
Class A	(21,036)	(9,270)
Class B	(35)	(0)^
Class C	(6,664)	(1,764)
Class R	(2,524)	(753)
From net realized capital gains
Institutional Class	0	(43,291)
Class P	0	(4,556)
Administrative Class	0	(7,127)
Class D	0	(8,439)
Class A	0	(17,380)
Class B	0	(66)
Class C	0	(9,436)
Class R	0	(2,249)
Tax basis return of capital
Institutional Class	0	(62,947)
Class P	0	(8,105)
Administrative Class	0	(8,206)
Class D	0	(8,811)
Class A	0	(17,728)
Class B	0	(0)^
Class C	0	(3,362)
Class R	0	(1,446)

Total Distributions	(125,379)	(260,820)

Fund Share Transactions:
Net (decrease) resulting from Fund share transactions**	(175,804)	(7,344,137)

Total (Decrease) in Net Assets	(36,052)	(9,390,690)

Net Assets:
Beginning of period	15,202,459	24,593,149
End of period*	$15,166,407	$15,202,459

* Including undistributed (overdistributed) net investment income of:	$124,549	$(12,567)

**	See Note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	19

Statement of Cash Flows PIMCO Real Return Fund

Six Months Ended September 30, 2014 (Unaudited) (Amounts in thousands)	PIMCO Real Return Fund
Cash flows (used for) operating activities:
Net increase in net assets resulting from operations	$265,131

Adjustments to reconcile net increase in net assets from operations to net cash (used for) operating activities:
Purchases of long-term securities	(11,708,185)
Proceeds from sales of long-term securities	11,154,328
Purchases of short-term portfolio investments, net	(304,718)
Decrease in deposits with counterparty	42,506
(Increase) in receivable for investments sold	(2,767,854)
(Increase) in interest and dividends receivable	(9,951)
(Increase) in exchange-traded or centrally cleared derivatives	(88,436)
Decrease in over the counter derivatives	90,411
Increase in payable for investments purchased	803,631
Increase in deposits from counterparty	88,859
Increase in accrued investment advisory fees	67
Increase in accrued supervisory and administrative fees	34
(Decrease) in accrued distribution fee	(120)
(Decrease) in accrued servicing fee	(42)
Proceeds from short sales transactions, net	847,886
Payments on currency transactions	(8,191)
Increase in other liabilities	56
Net Realized (Gain) Loss
Investments in securities	(66,107)
Investments in Affiliates	(63)
Exchange-traded or centrally cleared financial derivative instruments	40,839
Over the counter financial derivative instruments	(75,132)
Foreign currency	5,290
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	177,969
Investments in Affiliates	6
Exchange-traded or centrally cleared financial derivative instruments	51,204
Over the counter financial derivative instruments	(133,333)
Foreign currency assets and liabilities	(3,309)
Net amortization (accretion) on investments	93,964
Net cash (used for) operating activities	(1,503,260)

Cash flows received from financing activities:
Proceeds from shares sold	2,690,824
Payments on shares redeemed	(2,923,187)
Cash dividend paid*	(12,247)
Proceeds from reverse repurchase agreements	12,462,564
Payments on reverse repurchase agreements	(10,663,926)
Proceeds from sale-buyback transactions	7,691,989
Payments on sale-buyback transactions	(7,727,236)
Proceeds from deposits from counterparty	45,396
Payments on deposits from counterparty	(45,396)
Net cash received from financing activities	1,518,781

Net Increase in Cash and Foreign Currency	15,521

Cash and Foreign Currency:
Beginning of period	10,150
End of period	$25,671
* Reinvestment of dividends	$113,236

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$5,544

20	PIMCO REAL RETURN FUND	See Accompanying Notes

Schedule of Investments PIMCO Real Return Fund

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.2%

BANK LOAN OBLIGATIONS 0.0%
HCA, Inc.
2.654% due 05/02/2016		$4,950	$4,935

Total Bank Loan Obligations (Cost $4,929)			4,935

CORPORATE BONDS & NOTES 3.7%

BANKING & FINANCE 2.4%
Allstate Life Global Funding Trusts CPI Linked Bond
3.109% due 11/25/2016		2,500	2,548
Ally Financial, Inc.
2.434% due 12/01/2014		2,000	1,998
2.500% due 03/15/2017 (e)		32,100	32,062
Banco do Brasil S.A.
4.500% due 01/22/2015		16,150	16,433
Banco Espirito Santo S.A.
3.875% due 01/21/2015	EUR	200	241
5.875% due 11/09/2015		700	879
Banco Popolare SC
3.500% due 03/14/2019		8,400	11,020
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$10,000	10,375
Bank of America N.A.
0.654% due 05/08/2017		4,800	4,804
Bear Stearns Cos. LLC
7.250% due 02/01/2018		10,850	12,633
BNP Paribas S.A.
0.697% due 05/07/2017		103,000	103,012
BPCE S.A.
4.625% due 07/11/2024		14,600	14,313
CIT Group, Inc.
4.750% due 02/15/2015		300	304
Corp. Andina de Fomento
3.950% due 10/15/2021 (c)	MXN	106,947	7,953
Credit Agricole S.A.
0.814% due 06/02/2017		$3,700	3,712
Eksportfinans ASA
0.890% due 06/16/2015	JPY	100,000	906
2.000% due 09/15/2015		$9,100	9,111
2.375% due 05/25/2016		3,600	3,613
2.875% due 11/16/2016	CHF	400	429
5.500% due 05/25/2016		$1,000	1,057
5.500% due 06/26/2017		4,750	5,136
Export-Import Bank of India
2.383% due 03/30/2016		1,100	1,111
HBOS PLC
0.782% due 03/21/2017	EUR	1,500	1,889

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
International Lease Finance Corp.
6.750% due 09/01/2016		$1,800	$1,948
7.125% due 09/01/2018		21,600	24,354
Intesa Sanpaolo SpA
2.375% due 01/13/2017		300	304
3.125% due 01/15/2016		24,200	24,763
3.625% due 08/12/2015		5,000	5,109
JPMorgan Chase & Co.
0.784% due 04/25/2018		17,550	17,658
Korea Development Bank
4.375% due 08/10/2015		600	619
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		4,500	917
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		524	549
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,000	1,320
Navient LLC CPI Linked Bond
2.549% due 11/01/2016		$2,975	2,940
3.922% due 03/15/2015		60	60
Nova Ljubljanska Banka dd
2.875% due 07/03/2017	EUR	600	749
Qatari Diar Finance Co.
5.000% due 07/21/2020		$500	557
Rabobank Group
0.565% due 04/28/2017		32,300	32,304
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		700	706
5.499% due 07/07/2015		1,000	1,021
Turkiye Garanti Bankasi A/S
2.734% due 04/20/2016		500	502

			361,919

INDUSTRIALS 1.1%
Altice S.A.
7.250% due 05/15/2022	EUR	3,100	4,067
California Resources Corp.
5.000% due 01/15/2020 (a)		$22,900	23,301
6.000% due 11/15/2024 (a)		16,800	17,304
Chesapeake Energy Corp.
3.484% due 04/15/2019		3,900	3,910
CSN Islands Corp.
6.875% due 09/21/2019		600	635
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		200	179
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	17,900	22,366
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015		$6,109	6,456

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	21

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Masco Corp.
5.850% due 03/15/2017		$4,300	$4,688
New York Times Co.
5.000% due 03/15/2015		8,500	8,606
Noble Group Ltd.
4.875% due 08/05/2015		6,800	6,996
Numericable Group S.A.
4.875% due 05/15/2019		4,900	4,857
Pearson Dollar Finance PLC
6.250% due 05/06/2018		19,200	21,736
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,814
Telefonica Emisiones S.A.U.
0.883% due 06/23/2017		23,400	23,397
Trane U.S., Inc.
5.500% due 04/01/2015		6,000	6,132
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		3,047	3,534
Veolia Environnement S.A.
1.750% due 06/17/2015 (c)	EUR	1,587	2,027
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		$700	762

			164,767

UTILITIES 0.2%
Electricite de France S.A.
0.694% due 01/20/2017		27,800	27,872
1.150% due 01/20/2017		7,600	7,585
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		2,500	2,583
Qtel International Finance Ltd.
4.750% due 02/16/2021		200	214
5.000% due 10/19/2025		1,000	1,068

			39,322

Total Corporate Bonds & Notes (Cost $560,156)			566,008

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
0.215% due 07/25/2037		1,266	1,242
0.255% due 01/25/2021		4	4
0.285% due 03/25/2036		483	457
0.449% due 04/25/2035		20	19
0.505% due 07/25/2037 - 05/25/2042		423	424
0.595% due 05/25/2036		406	408
0.600% due 02/25/2037		1,785	1,791
1.318% due 06/01/2043 -10/01/2044		1,719	1,757

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.477% due 04/01/2032	$36	$37
1.525% due 02/01/2032	6	6
1.669% due 04/01/2027	69	73
1.840% due 11/01/2033	37	38
1.892% due 10/01/2033	4	3
1.963% due 02/01/2034	36	38
2.000% due 04/01/2033	421	451
2.136% due 05/01/2035	320	344
2.202% due 05/25/2035	47	48
2.271% due 09/01/2034	35	37
2.355% due 05/01/2036	48	52
2.771% due 04/01/2035	141	147
4.000% due 10/01/2044	16,000	16,864
4.386% due 12/01/2036	141	150
4.501% due 09/01/2034	95	101
6.500% due 06/25/2028	57	64
Freddie Mac
0.195% due 12/25/2036	939	936
0.415% due 08/25/2031	318	311
0.424% due 01/15/2037	19	19
0.435% due 09/25/2031	779	730
1.318% due 02/25/2045	1,369	1,388
1.518% due 07/25/2044	285	295
2.007% due 09/01/2036	202	214
2.089% due 07/01/2036	191	203
2.165% due 10/01/2036	89	95
2.332% due 06/01/2033	278	293
2.344% due 01/01/2034	330	353
2.604% due 01/01/2034	336	357
4.500% due 07/15/2020	1,610	1,702
6.500% due 01/25/2028	26	29
7.000% due 10/15/2030	65	74
Ginnie Mae
0.554% due 06/16/2031 - 03/16/2032	56	56
1.625% due 07/20/2035 - 12/20/2035	931	971
3.500% due 10/01/2044	1,000	1,034
NCUA Guaranteed Notes
2.650% due 10/29/2020	4,299	4,370
Small Business Administration
5.902% due 02/10/2018	1,667	1,796

Total U.S. Government Agencies (Cost $37,957)		39,781

U.S. TREASURY OBLIGATIONS 99.3%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (g)	19,585	19,823
0.125% due 04/15/2017 (g)(k)	54,296	55,058
0.125% due 04/15/2019 (g)	448,360	449,709
0.125% due 01/15/2022 (g)(k)	660,268	645,851
0.125% due 07/15/2022 (g)	1,874,267	1,831,511
0.125% due 01/15/2023 (g)	498,749	483,163
0.125% due 07/15/2024 (g)	335,814	322,801

22	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.375% due 07/15/2023 (i)(k)		$712,745	$705,897
0.500% due 04/15/2015 (g)		228,126	228,428
0.625% due 07/15/2021 (g)		1,021,291	1,043,113
0.625% due 02/15/2043		142,104	125,751
1.125% due 01/15/2021		266,926	280,294
1.250% due 07/15/2020 (g)		1,310,525	1,392,841
1.375% due 01/15/2020 (g)(i)		352,367	375,161
1.375% due 02/15/2044 (g)		342,432	366,831
1.625% due 01/15/2015 (g)(i)(k)		486,230	486,838
1.750% due 01/15/2028 (g)		298,595	333,097
1.875% due 07/15/2015 (g)(i)(k)		217,609	222,573
1.875% due 07/15/2019 (g)(i)		18,472	20,176
2.000% due 01/15/2016 (g)		333,224	345,121
2.000% due 01/15/2026		537,886	613,295
2.125% due 01/15/2019 (g)(i)(k)		12,469	13,633
2.125% due 02/15/2040		24,847	30,807
2.125% due 02/15/2041		7,616	9,492
2.375% due 01/15/2025		452,911	531,250
2.375% due 01/15/2027		393,015	465,952
2.500% due 07/15/2016 (g)		363,687	386,275
2.500% due 01/15/2029		104,733	128,053
2.625% due 07/15/2017 (g)(i)(k)		265,255	289,407
3.375% due 04/15/2032		59,624	83,021
3.625% due 04/15/2028		970,959	1,320,883
3.875% due 04/15/2029		1,025,076	1,449,201

Total U.S. Treasury Obligations (Cost $15,190,747)			15,055,306

MORTGAGE-BACKED SECURITIES 2.8%
Adjustable Rate Mortgage Trust
2.753% due 08/25/2035		2,088	1,975
4.857% due 10/25/2035		2,049	1,850
American Home Mortgage Assets Trust
0.345% due 05/25/2046		865	658
0.365% due 10/25/2046		12,143	8,367
American Home Mortgage Investment Trust
1.832% due 09/25/2045		1,699	1,651
Arran Residential Mortgages Funding PLC
1.647% due 11/19/2047	EUR	9,714	12,424
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$530	571
5.634% due 04/10/2049		374	374
5.790% due 06/10/2049		10,000	10,852
5.920% due 05/10/2045		12,525	13,236
5.948% due 02/10/2051		7,803	8,577
Banc of America Funding Ltd
0.417% due 10/03/2039		7,990	7,925
Banc of America Funding Trust
2.826% due 01/20/2047 ^		532	415
5.753% due 10/25/2036 ^		478	391
5.837% due 01/25/2037 ^		390	319
5.888% due 04/25/2037 ^		305	258

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Mortgage Trust
2.636% due 07/25/2035	$1,876	$1,745
2.878% due 12/25/2034	1,369	1,399
Banc of America Re-REMIC Trust
5.676% due 02/17/2051	6,275	6,721
BCAP LLC Trust
0.325% due 01/25/2037 ^	2,848	2,180
5.050% due 03/26/2037	3,255	3,216
Bear Stearns Adjustable Rate Mortgage Trust
2.164% due 08/25/2035	2,689	2,743
2.482% due 02/25/2036 ^	642	526
2.528% due 03/25/2035	2,175	2,205
2.664% due 10/25/2035	2,452	2,447
2.740% due 01/25/2034	496	513
2.746% due 11/25/2030	141	144
2.759% due 01/25/2034	1,370	1,399
2.790% due 02/25/2034	1,842	1,823
2.926% due 05/25/2047 ^	2,731	2,369
3.034% due 11/25/2034	312	316
Bear Stearns ALT-A Trust
2.501% due 08/25/2036 ^	647	329
2.516% due 08/25/2036 ^	612	455
2.555% due 05/25/2035	122	123
2.617% due 09/25/2035	179	157
2.651% due 11/25/2036	2,021	1,487
Bear Stearns Commercial Mortgage Securities Trust
5.845% due 06/11/2040	391	390
Chase Mortgage Finance Trust
2.557% due 02/25/2037	165	171
2.567% due 02/25/2037	223	222
4.840% due 12/25/2035	2,344	2,266
Chaseflex Trust
0.655% due 06/25/2035	493	372
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.335% due 07/25/2036	786	702
Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035	798	803
2.200% due 09/25/2035	2,877	2,901
2.258% due 07/25/2046 ^	2,327	2,046
2.280% due 09/25/2035	2,877	2,898
2.500% due 10/25/2035	834	821
2.514% due 05/25/2035	862	866
2.514% due 10/25/2035	443	444
2.622% due 03/25/2034	322	325
2.773% due 09/25/2037 ^	826	703
5.212% due 08/25/2035	1,277	1,268
CitiMortgage Alternative Loan Trust
5.500% due 07/25/2036 ^	2,150	2,161
Commercial Mortgage Trust
3.156% due 07/10/2046	13,022	13,228
Countrywide Alternative Loan Trust
0.325% due 01/25/2037 ^	651	599
0.334% due 02/20/2047	157	119

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	23

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.349% due 12/20/2046		$9,495	$7,403
0.364% due 07/20/2046 ^		8,979	6,266
0.474% due 11/20/2035		1,246	1,098
0.855% due 10/25/2035		315	264
1.115% due 12/25/2035		2,351	1,987
2.665% due 02/25/2037 ^		7,405	6,639
5.500% due 10/25/2033		1,359	1,431
6.000% due 10/25/2032		2	2
6.000% due 01/25/2037 ^		4,180	3,638
6.000% due 02/25/2037 ^		147	118
6.500% due 08/25/2032		1,276	1,357
Countrywide Home Loan Mortgage Pass-Through Trust
0.445% due 04/25/2035		910	849
2.341% due 04/20/2035		343	348
2.493% due 11/25/2034		29	27
2.531% due 04/20/2036 ^		478	394
2.543% due 01/20/2035		353	358
2.549% due 03/25/2037 ^		514	400
2.633% due 02/25/2047 ^		561	474
3.787% due 11/20/2034		668	642
4.070% due 01/20/2035		229	225
4.677% due 04/25/2035 ^		1,170	1,058
5.025% due 02/20/2036 ^		290	262
5.500% due 11/25/2035 ^		404	399
5.500% due 04/25/2038		1,269	1,300
Countrywide Home Loan Reperforming Trust
0.495% due 06/25/2035		3,805	3,433
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		1,233	1,320
5.467% due 09/15/2039		346	368
Credit Suisse First Boston Mortgage Securities Corp.
2.248% due 07/25/2033		30	30
2.325% due 04/25/2034		204	211
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^		609	352
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		293	198
Deco UK PLC
0.718% due 01/27/2020	GBP	1,144	1,823
Deutsche ALT-A Securities, Inc.
4.855% due 10/25/2035		$428	372
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.234% due 06/26/2035		1,322	1,337
First Horizon Alternative Mortgage Securities Trust
2.197% due 09/25/2034		654	646
2.207% due 06/25/2034		1,103	1,094
6.250% due 08/25/2037 ^		495	397
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035		2,069	1,965
Granite Mortgages PLC
0.634% due 01/20/2044		208	208

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Greenpoint Mortgage Funding Trust
0.375% due 06/25/2045		$78	$70
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		700	755
GSR Mortgage Loan Trust
2.601% due 05/25/2035		1,746	1,634
2.654% due 09/25/2035		767	780
2.694% due 11/25/2035		2,032	2,000
2.782% due 04/25/2035		184	181
4.858% due 11/25/2035 ^		2,208	2,053
5.002% due 11/25/2035		189	188
HarborView Mortgage Loan Trust
0.344% due 07/21/2036		1,293	1,057
0.373% due 05/19/2035		15	13
0.393% due 03/19/2036		1,432	1,049
0.403% due 01/19/2036		2,977	2,099
0.463% due 11/19/2035		1,885	1,692
0.494% due 06/20/2035		453	440
2.381% due 04/19/2034		314	317
2.563% due 01/19/2035		1,464	1,479
HomeBanc Mortgage Trust
0.425% due 10/25/2035		3,486	3,159
2.283% due 04/25/2037 ^		1,494	900
Impac CMB Trust
1.055% due 10/25/2033		355	357
Indus Eclipse PLC
0.728% due 01/25/2020	GBP	33	52
IndyMac Mortgage Loan Trust
0.355% due 06/25/2047		$3,669	2,862
0.455% due 11/25/2035 ^		343	209
0.455% due 06/25/2037 ^		515	256
2.518% due 10/25/2034		990	951
2.544% due 12/25/2034		228	214
2.566% due 01/25/2036		448	375
2.721% due 11/25/2035 ^		121	109
4.340% due 06/25/2036		624	604
4.549% due 09/25/2035 ^		116	9
4.579% due 08/25/2035		412	346
4.579% due 08/25/2035 ^		328	276
4.723% due 10/25/2035		339	294
4.736% due 11/25/2035		938	896
4.998% due 08/25/2036		1,034	1,035
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		13,123	14,072
5.794% due 02/12/2051		1,210	1,323
JPMorgan Mortgage Trust
2.367% due 06/25/2036		88	80
2.385% due 10/25/2035		300	249
2.409% due 08/25/2035		1,124	1,124
2.547% due 07/25/2035		222	226
2.558% due 08/25/2035		58	58
2.583% due 07/25/2035		393	395
2.844% due 04/25/2035		124	126

24	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.016% due 06/25/2035	$106	$106
5.235% due 07/25/2035	1,574	1,599
5.269% due 11/25/2035	778	749
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	5,533	5,969
5.866% due 09/15/2045	10,916	12,092
Luminent Mortgage Trust
0.335% due 12/25/2036	1,776	1,338
MASTR Adjustable Rate Mortgages Trust
0.365% due 04/25/2046	3,203	2,480
2.192% due 12/25/2033	2,468	2,505
2.509% due 12/25/2033	103	103
2.635% due 11/21/2034	1,209	1,238
MASTR Alternative Loan Trust
0.555% due 03/25/2036	1,207	357
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.854% due 11/15/2031	229	230
0.894% due 09/15/2030	106	106
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.594% due 12/15/2030	351	337
0.634% due 06/15/2030	195	192
1.014% due 08/15/2032	494	477
2.610% due 10/20/2029	131	134
Merrill Lynch Mortgage Investors Trust
0.365% due 02/25/2036	882	818
0.405% due 11/25/2035	1,940	1,891
0.830% due 03/25/2030	128	127
1.032% due 11/25/2029	68	67
1.155% due 10/25/2035	1,731	1,661
1.572% due 10/25/2035	3,398	3,361
2.148% due 12/25/2034	1,204	1,201
2.220% due 02/25/2033	2,169	2,099
2.350% due 10/25/2035	982	998
2.395% due 02/25/2034	2,930	2,968
2.469% due 02/25/2035	1,079	1,065
5.008% due 09/25/2035	453	424
5.372% due 05/25/2036	1,465	1,467
5.394% due 12/25/2035	358	339
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	4,437	4,867
Morgan Stanley Capital Trust
6.105% due 06/11/2049	2,880	3,166
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	420	329
Morgan Stanley Re-REMIC Trust
5.991% due 08/15/2045	4,349	4,734
New York Mortgage Trust
2.633% due 05/25/2036	630	578
Nomura Asset Acceptance Corp.
5.190% due 02/25/2036 ^	246	207

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.820% due 03/25/2047		$669	$681
6.138% due 03/25/2047		620	631
Opera Germany PLC
0.421% due 10/20/2014	EUR	1,608	2,026
Provident Funding Mortgage Loan Trust
2.489% due 04/25/2034		$60	60
2.497% due 08/25/2033		1,385	1,446
RBSSP Resecuritization Trust
2.203% due 12/26/2036		1,375	1,384
Residential Accredit Loans, Inc. Trust
0.335% due 06/25/2046		4,167	1,918
0.435% due 12/25/2045		2,206	1,642
0.455% due 08/25/2035		169	134
1.475% due 09/25/2045		235	192
3.415% due 09/25/2035 ^		590	479
Residential Asset Securitization Trust
0.555% due 01/25/2046 ^		113	62
5.000% due 08/25/2019		209	216
5.500% due 06/25/2033		381	403
6.250% due 10/25/2036 ^		1,576	1,424
Salomon Brothers Mortgage Securities, Inc.
6.500% due 09/25/2033		1,084	1,092
Sequoia Mortgage Trust
0.354% due 07/20/2036		3,251	3,073
0.830% due 05/20/2034		1,404	1,356
0.853% due 10/19/2026		80	79
0.914% due 10/20/2027		107	101
0.954% due 10/20/2027		206	203
1.054% due 12/20/2032		203	204
Silenus European Loan Conduit Ltd.
0.348% due 05/15/2019	EUR	714	890
Structured Adjustable Rate Mortgage Loan Trust
0.475% due 10/25/2035		$1,455	1,253
1.518% due 01/25/2035		40	32
1.832% due 10/25/2037 ^		471	316
2.463% due 04/25/2034		25	25
2.464% due 09/25/2034		47	47
2.473% due 02/25/2034		718	730
2.486% due 09/25/2035		1,822	1,649
2.530% due 08/25/2035		264	249
2.542% due 09/25/2036 ^		1,188	749
2.564% due 11/25/2035 ^		399	324
5.027% due 05/25/2036		1,389	1,298
Structured Asset Mortgage Investments Trust
0.275% due 08/25/2036		8,462	6,686
0.285% due 03/25/2037		305	238
0.345% due 07/25/2046		8,380	6,886
0.365% due 04/25/2036		1,526	1,144
0.365% due 05/25/2046		5,876	4,504
0.403% due 07/19/2035		1,892	1,774
0.465% due 12/25/2035		511	407
0.483% due 10/19/2034		10	10
0.813% due 09/19/2032		377	370
0.853% due 03/19/2034		481	480

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	25

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.458% due 01/25/2034	$92	$91
Structured Asset Securities Corp. Trust
5.500% due 05/25/2035	397	410
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	1,230	257
Wachovia Bank Commercial Mortgage Trust
0.234% due 06/15/2020	1,525	1,518
WaMu Mortgage Pass-Through Certificates Trust
0.415% due 11/25/2045	6,229	5,902
0.445% due 07/25/2045	52	50
0.445% due 10/25/2045	5,206	5,010
0.495% due 01/25/2045	2,165	2,064
0.588% due 10/25/2044	676	658
0.705% due 07/25/2044	3,296	3,114
0.815% due 03/25/2047	9,636	7,723
0.885% due 05/25/2047	1,296	1,127
0.935% due 12/25/2046	4,840	4,052
1.095% due 06/25/2046	164	160
1.115% due 02/25/2046	1,198	1,146
1.315% due 11/25/2042	2	2
1.515% due 06/25/2042	250	243
1.831% due 01/25/2037 ^	2,731	2,372
1.926% due 02/27/2034	1,669	1,657
1.941% due 04/25/2037	1,827	1,601
2.049% due 12/25/2036 ^	1,754	1,552
2.143% due 03/25/2033	4,557	4,573
2.187% due 02/25/2037 ^	4,614	3,890
2.359% due 12/25/2035	96	92
2.398% due 09/25/2035	4,002	3,839
2.406% due 03/25/2034	190	192
2.406% due 03/25/2035	271	272
2.439% due 12/25/2035	1,083	1,039
2.443% due 06/25/2033	123	125
2.843% due 05/25/2037 ^	3,592	3,001
5.884% due 08/25/2046 ^	5,266	4,852
Washington Mutual Mortgage Loan Trust
1.314% due 05/25/2041	1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
1.085% due 05/25/2046	2,573	1,997
Wells Fargo Mortgage-Backed Securities Trust
2.602% due 03/25/2035	722	733
2.606% due 10/25/2035	394	398
2.612% due 04/25/2036	1,076	1,080
2.615% due 01/25/2035	2,988	2,981
2.615% due 06/25/2035	260	261
2.615% due 03/25/2036	4,349	4,224
2.615% due 04/25/2036	576	558
5.016% due 03/25/2036	390	392
5.212% due 10/25/2035	2,285	2,283
5.500% due 05/25/2022	572	585
6.000% due 08/25/2036	3,356	3,373

Total Mortgage-Backed Securities (Cost $378,704)		425,198

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 1.9%
Access Group, Inc.
1.534% due 10/27/2025		$13,829	$13,916
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.775% due 05/25/2035		1,800	1,415
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.515% due 10/25/2035		3,300	3,059
Asset-Backed Funding Certificates Trust
0.855% due 06/25/2034		2,905	2,736
Babson CLO Ltd.
0.483% due 11/10/2019		2,550	2,544
Bear Stearns Asset-Backed Securities Trust
0.265% due 11/25/2036		594	569
0.815% due 10/25/2032		3	2
1.155% due 10/25/2037		1,119	1,053
BlackRock Senior Income
0.474% due 04/20/2019		915	907
Carrington Mortgage Loan Trust
0.475% due 10/25/2035		30	30
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		53	53
Countrywide Asset-Backed Certificates
0.305% due 02/25/2037		2,948	2,677
0.405% due 04/25/2036		1,642	1,615
0.755% due 08/25/2035		385	381
0.775% due 08/25/2035		1,325	1,234
0.935% due 11/25/2034		1,183	1,175
Denver Arena Trust
6.940% due 11/15/2019		87	88
Dryden Leveraged Loan CDO
0.418% due 08/08/2022	EUR	2,272	2,854
Equity One Mortgage Pass-Through Trust
0.455% due 04/25/2034		$153	127
First Alliance Mortgage Loan Trust
0.156% due 12/20/2027		8	7
First Franklin Mortgage Loan Trust
0.635% due 05/25/2035		1,100	1,021
Galaxy CLO Ltd.
0.474% due 04/25/2019		917	914
GSAMP Trust
0.525% due 03/25/2047		3,000	1,827
HSBC Home Equity Loan Trust
0.304% due 03/20/2036		2,338	2,325
HSI Asset Securitization Corp. Trust
0.425% due 02/25/2036		2,300	1,786
Hyundai Capital Auto Funding Ltd.
1.154% due 09/20/2016		438	438
Lehman XS Trust
0.955% due 10/25/2035		1,443	1,369

26	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Mortgage Loan Trust
0.950% due 02/25/2035		$933	$910
Magi Funding PLC
0.677% due 04/11/2021	EUR	4,346	5,478
Merrill Lynch Mortgage Investors Trust
0.235% due 09/25/2037		$139	39
0.275% due 02/25/2037		168	80
Morgan Stanley ABS Capital, Inc. Trust
0.955% due 07/25/2037		313	298
Morgan Stanley Dean Witter Capital, Inc. Trust
1.505% due 02/25/2033		1,280	1,225
Morgan Stanley Home Equity Loan Trust
0.860% due 12/25/2034		675	676
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^		219	168
6.000% due 07/25/2047 ^		276	225
Mountain View Funding CLO Ltd.
0.494% due 04/15/2019		693	689
MSIM Peconic Bay Ltd.
0.514% due 07/20/2019		420	421
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.130% due 10/25/2034		1,900	1,883
1.145% due 09/25/2034		977	937
Popular ABS Mortgage Pass-Through Trust
0.245% due 06/25/2047 ^		12	11
Renaissance Home Equity Loan Trust
0.655% due 12/25/2033		729	711
Residential Asset Mortgage Products Trust
0.325% due 05/25/2036		245	243
0.335% due 10/25/2036		20,500	20,236
SLM Private Education Loan Trust
3.404% due 05/16/2044		4,752	5,052
SLM Student Loan Trust
0.314% due 04/26/2021		71	71
0.354% due 06/17/2024	EUR	1,294	1,608
1.134% due 07/25/2023		$10,582	10,773
1.734% due 04/25/2023		161,297	167,321
Soundview Home Loan Trust
0.295% due 12/25/2036		805	791
South Carolina Student Loan Corp.
0.984% due 03/02/2020		13,500	13,604
Structured Asset Investment Loan Trust
0.515% due 10/25/2035		926	911
Structured Asset Securities Corp. Mortgage Loan Trust
1.655% due 04/25/2035		358	349
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.735% due 01/25/2033		6	6
Titrisocram
0.907% due 05/25/2020	EUR	8	10

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wood Street CLO BV
0.433% due 03/29/2021	EUR	1,935	$2,438

Total Asset-Backed Securities (Cost $272,676)			283,286

SOVEREIGN ISSUES 13.8%
Autonomous Community of Catalonia
4.950% due 02/11/2020		11,800	16,709
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	301,700	94,677
0.000% due 01/01/2018		39,800	11,094
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2015 (c)		15,029	6,268
6.000% due 08/15/2024 (c)		11,333	4,663
10.000% due 01/01/2021		627,000	232,743
10.000% due 01/01/2025		12,400	4,419
Colombian TES
3.000% due 03/25/2033 (c)	COP	51,503,614	22,084
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,700	2,846
4.125% due 09/09/2015		3,100	3,201
5.125% due 06/29/2020		3,300	3,711
France Government Bond
0.250% due 07/25/2018 (c)	EUR	115,623	152,325
0.700% due 07/25/2030 (c)		3,696	4,976
1.600% due 07/25/2015 (c)		23,824	30,818
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)(g)		44,314	59,612
2.100% due 09/15/2016 (c)		3,999	5,289
2.100% due 09/15/2017 (c)		31,146	41,932
2.100% due 09/15/2021 (c)(g)		21,910	30,383
2.250% due 04/22/2017 (c)		43,730	57,539
2.350% due 09/15/2024 (c)		73,326	103,071
2.450% due 03/26/2016 (c)		8,399	10,946
2.550% due 10/22/2016 (c)		79,054	103,993
2.550% due 09/15/2041 (c)		20,890	28,768
3.100% due 09/15/2026 (c)		3,381	5,069
5.500% due 11/01/2022		4,100	6,519
Japan Government International CPI Linked Bond
0.100% due 03/10/2024	JPY	5,140,000	50,483
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	145,882	11,620
4.000% due 11/08/2046 (c)		445,155	35,954
4.500% due 11/22/2035 (c)		687,101	59,214
9.500% due 12/18/2014		163,190	12,329
Mexico Government International Inflation Linked Bond
2.970% due 01/30/2020		1,163,800	86,592
New South Wales Treasury Corp.
2.500% due 11/20/2035 (c)	AUD	20,264	19,423
New Zealand Government Bond
2.000% due 09/20/2025 (c)	NZD	72,724	54,876
3.000% due 09/20/2030 (c)		1,019	836

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	27

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Republic of Germany
0.750% due 04/15/2018 (c)	EUR	104,499	$138,772
1.500% due 04/15/2016 (c)		47,008	61,047
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	1,140,000	9,979
4.500% due 07/03/2017		480,000	4,322
5.000% due 08/22/2016		1,130,000	10,441
5.250% due 02/01/2016		10,100	94
Russia Government International Bond
7.500% due 03/31/2030		$19,650	22,062
Slovenia Government International Bond
4.125% due 02/18/2019		3,200	3,340
4.375% due 01/18/2021	EUR	6,600	9,554
4.700% due 11/01/2016		29,900	40,784
4.750% due 05/10/2018		$9,400	10,070
Spain Government International Bond
3.800% due 04/30/2024	EUR	72,900	105,931
5.400% due 01/31/2023		192,800	311,284

Total Sovereign Issues (Cost $2,187,231)			2,102,662

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 10/30/2014 (d)		5,000	5,030
GMAC Capital Trust
8.125% due 02/15/2040		500,000	13,305

Total Preferred Securities (Cost $17,203)			18,335

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.4%

CERTIFICATES OF DEPOSIT 0.6%
Banco Bilbao Vizcaya Argentaria S.A.
0.983% due 10/23/2015		$250	250
1.081% due 05/16/2016		92,750	93,083
China Construction Bank Corp.
1.700% due 04/16/2015		2,300	2,309
Intesa Sanpaolo SpA
1.650% due 04/07/2015		150	151

			95,793

COMMERCIAL PAPER 0.1%
Greensill Capital SCF S.A.
5.830% due 03/04/2015 (e)		12,500	12,207

REPURCHASE AGREEMENTS (f) 0.6%
			86,378

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GREECE TREASURY BILLS 1.0%
2.178% due 10/10/2014 - 03/06/2015 (b)	EUR	116,100	$146,313

U.S. TREASURY BILLS 0.1%
0.040% due 12/26/2014 - 03/26/2015 (b)(g)(i)(k)		$7,965	7,964

Total Short-Term Instruments (Cost $363,124)			348,655

Total Investments in Securities (Cost $19,012,727)			18,844,166

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio		1,242	12
PIMCO Short-Term Floating NAV Portfolio III		1,890	19

Total Short-Term Instruments (Cost $31)			31

Total Investments in Affiliates (Cost $31)			31

Total Investments 124.2% (Cost $19,012,758)			$18,844,197

Financial Derivative Instruments (h)(j) 0.5% (Cost or Premiums, net $(25,431))			77,010

Other Assets and Liabilities, net (24.7%)			(3,754,800)

Net Assets 100.0%			$15,166,407

28	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$32,100	$32,062	0.21%
Greensill Capital SCF S.A.	5.830%	03/04/2015	09/03/2014	12,201	12,207	0.08%

				$44,301	$44,269	0.29%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MEI	0.100%	07/18/2014	12/31/2014	EUR 66,312	Italy Buoni Poliennali Del Tesoro 2.450% due 03/26/2016	$(83,140)	$83,755	$83,835
SSB	0.000%	09/30/2014	10/01/2014	$ 2,623	U.S. Treasury Notes 1.500% due 02/28/2019	(2,679)	2,623	2,623

Total Repurchase Agreements						$(85,819)	$86,378	$86,458

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BPG	0.190%	09/23/2013	10/08/2014	$ (74,313)	$(74,459)
	0.190%	12/23/2013	10/08/2014	(72,706)	(72,814)
BSN	0.130%	08/14/2014	10/14/2014	(213,354)	(213,391)
	0.130%	09/03/2014	10/14/2014	(63,500)	(63,507)
	0.130%	09/30/2014	10/14/2014	(69,336)	(69,336)
	0.140%	08/22/2014	10/22/2014	(27,943)	(27,948)
	0.140%	09/03/2014	10/02/2014	(20,447)	(20,449)
	0.150%	08/27/2014	10/08/2014	(27,205)	(27,209)
	0.160%	09/12/2014	10/14/2014	(6,567)	(6,568)
	0.160%	09/17/2014	10/17/2014	(124,210)	(124,217)
	0.180%	09/19/2014	10/03/2014	(6,808)	(6,808)
	0.200%	09/09/2014	09/09/2015	(129,227)	(129,243)
GRE	0.020%	09/30/2014	10/01/2014	(117,397)	(117,397)
	0.170%	09/29/2014	10/14/2014	(70,058)	(70,058)
	0.200%	09/16/2013	10/03/2014	(99,524)	(99,734)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	29

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
IND	0.130%	09/05/2014	10/14/2014	$ (63,500)	$(63,507)
	0.150%	07/31/2014	10/16/2014	(6,096)	(6,097)
	0.150%	08/21/2014	10/07/2014	(232,179)	(232,219)
	0.150%	08/22/2014	10/23/2014	(27,868)	(27,873)
	0.150%	08/25/2014	10/07/2014	(62,688)	(62,698)
	0.150%	08/26/2014	10/07/2014	(188,063)	(188,093)
	0.150%	09/05/2014	10/16/2014	(121,731)	(121,744)
	0.150%	09/11/2014	10/07/2014	(62,813)	(62,819)
	0.160%	08/25/2014	10/07/2014	(234,034)	(234,073)
	0.160%	08/26/2014	10/24/2014	(17,627)	(17,629)
	0.170%	08/28/2014	10/14/2014	(237,598)	(237,636)
	0.180%	09/11/2014	10/02/2014	(79,827)	(79,835)
	0.180%	09/15/2014	10/02/2014	(13,170)	(13,171)
JPS	0.140%	08/19/2014	10/17/2014	(154,798)	(154,824)
MEI	0.020%	07/18/2014	10/06/2014	EUR (66,312)	(83,759)
RDR	0.150%	08/20/2014	10/20/2014	$ (111,479)	(111,498)
	0.150%	09/30/2014	10/21/2014	(188,626)	(188,627)
	0.170%	09/08/2014	10/08/2014	(38,241)	(38,245)
RYL	0.120%	10/01/2014	11/03/2014	(739,500)	(739,500)

Total Reverse Repurchase Agreements					$(3,786,985)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	(0.040%)	09/10/2014	10/03/2014	$(46,527)	$(46,525)
	0.000%	09/25/2014	10/02/2014	(84,563)	(84,562)
	0.170%	09/22/2014	10/21/2014	(138,686)	(138,636)
	0.170%	09/22/2014	10/22/2014	(5,875)	(5,877)
	0.180%	09/19/2014	10/10/2014	(28,642)	(28,637)
	0.180%	09/23/2014	10/23/2014	(30,121)	(30,139)
BPG	0.050%	08/29/2014	10/03/2014	(310,864)	(310,875)
	0.150%	09/29/2014	10/29/2014	(61,912)	(61,914)
	0.150%	09/30/2014	10/30/2014	(79,840)	(79,807)
	0.180%	09/12/2014	10/10/2014	(29,373)	(29,382)
FOB	0.110%	09/30/2014	10/01/2014	(1,149)	(1,149)
	0.180%	09/18/2014	10/02/2014	(73,966)	(73,969)
GSC	0.000%	09/30/2014	10/01/2014	(32,203)	(32,203)
	0.050%	09/18/2014	10/02/2014	(21,570)	(21,570)
MSC	0.160%	09/05/2014	10/03/2014	(439)	(439)
	0.160%	09/09/2014	10/03/2014	(12,979)	(12,980)
	0.160%	09/26/2014	10/03/2014	(6,894)	(6,895)
	0.220%	09/22/2014	10/06/2014	(34,623)	(34,627)
TDM	(0.150%)	09/30/2014	10/07/2014	(46,285)	(46,272)
	0.130%	08/11/2014	10/10/2014	(20,429)	(20,442)
	0.190%	09/23/2014	10/23/2014	(135)	(135)

Total Sale-Buyback Transactions					$(1,067,035)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $3,456,063 at a weighted average interest rate of 0.140%.
(3)	Payable for sale-buyback transactions includes $(78) of deferred price drop on sale-buyback transactions.

30	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	10/01/2044	$28,000	$(29,536)	$(29,512)
	Fannie Mae	4.000%	11/01/2044	75,000	(78,469)	(78,814)
FOB	Fannie Mae	4.000%	11/01/2044	617,000	(645,927)	(648,380)
MSC	Fannie Mae	4.000%	10/01/2044	6,000	(6,343)	(6,324)
NOM	Fannie Mae	4.000%	10/01/2044	55,000	(58,080)	(57,969)
SAL	Fannie Mae	4.000%	10/01/2044	28,000	(29,531)	(29,512)

Total Short Sales					$(847,886)	$(850,511)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(g)	Securities with an aggregate market value of $4,850,091 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BPG	$0	$(147,273)	$0	$0	$(147,273)	$147,444	$171
BSN	0	(688,676)	0	0	(688,676)	685,205	(3,471)
GRE	0	(287,189)	0	0	(287,189)	287,059	(130)
IND	0	(1,347,394)	0	0	(1,347,394)	1,340,776	(6,618)
JPS	0	(154,824)	0	0	(154,824)	154,180	(644)
MEI	83,835	(83,759)	0	0	76	(121)	(45)
RDR	0	(338,370)	0	0	(338,370)	336,993	(1,377)
RYL	0	(739,500)	0	0	(739,500)	740,465	965
SSB	2,623	0	0	0	2,623	(2,679)	(56)

Master Securities Forward Transaction Agreement
BCY	0	0	(334,376)	0	(334,376)	334,045	(331)
BOA	0	0	0	(108,326)	(108,326)	0	(108,326)
BPG	0	0	(481,978)	0	(481,978)	481,074	(904)
FOB	0	0	(75,118)	(648,380)	(723,498)	74,972	(648,526)
GSC	0	0	(53,773)	0	(53,773)	53,724	(49)
MSC	0	0	(54,941)	(6,324)	(61,265)	54,566	(6,699)
NOM	0	0	0	(57,969)	(57,969)	(516)	(58,485)
SAL	0	0	0	(29,512)	(29,512)	(185)	(29,697)
TDM	0	0	(66,849)	0	(66,849)	66,851	2

Total Borrowings and Other Financing Transactions	$86,458	$(3,786,985)	$(1,067,035)	$(850,511)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	31

Schedule of Investments PIMCO Real Return Fund (Cont.)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2014	16	$12	$2	$0
30-Year Deliverable Interest Rate Swap December Futures	Short	12/2014	305	328	191	0
90-Day Eurodollar March Futures	Long	03/2016	1,960	(394)	0	(98)
Australia Government 10-Year Bond December Futures	Long	12/2014	287	246	35	(24)
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond November Futures	Short	10/2014	983	(409)	22	0
Call Options Strike @ EUR 150.500 on Euro-Bund 10-Year Bond November Futures	Short	10/2014	243	(40)	0	(18)
Euro-Bund 10-Year Bond December Futures	Short	12/2014	1,428	(1,342)	0	(469)
Put Options Strike @ EUR 146.500 on Euro-Bund 10-Year Bond November Futures	Short	10/2014	243	79	3	0
Put Options Strike @ EUR 150.000 on Euro-Bund 10-Year Bond November Futures	Short	10/2014	885	269	0	(112)
U.S. Treasury 5-Year Note December Futures	Long	12/2014	4,247	(1,052)	0	(199)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	4,884	(3,488)	37	(611)

Total Futures Contracts				$(5,791)	$290	$(1,531)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019	$	8,448	$788	$118	$0	$(14)
CDX.IG-22 5-Year Index	1.000%	06/20/2019		114,300	1,863	(122)	131	0
iTraxx Europe 21 10-Year Index	1.000%	06/20/2024	EUR	68,050	(622)	1,047	0	(48)

					$2,029	$1,043	$131	$(62)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

32	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$	351,580	$28,382	$(3,327)	$1,917	$0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		163,500	(11,376)	(17,656)	979	0
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		200	(4)	(25)	1	0
Receive	6-Month EUR-EURIBOR	2.000%	01/29/2024	EUR	18,500	(2,258)	(2,124)	0	(24)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025		53,200	(41)	(501)	0	(54)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		246,910	(3,189)	(5,698)	0	(24)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	36,270,000	(12,954)	(10,261)	252	0
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024		5,830,000	(1,974)	(178)	44	0
Pay	28-Day MXN-TIIE	4.310%	09/06/2016	MXN	2,620,000	(469)	(32)	55	0

						$(3,883)	$(39,802)	$3,248	$(102)

Total Swap Agreements						$(1,854)	$(38,759)	$3,379	$(164)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(i)	Securities with an aggregate market value of $90,197 and cash of $1,601 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$ 0	$290	$3,379	$3,669	$ 0	$ (1,531)	$(164)	$ (1,695)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2014	MYR	29,582	$	9,030	$ 24	$ 0
BOA	10/2014		160,958		49,080	77	0
	10/2014	NZD	57,218		47,568	2,901	0
	10/2014	$	3,079	EUR	2,378	0	(75)
	10/2014		19,359	GBP	11,837	0	(169)
	10/2014		1,300	INR	78,728	0	(30)
	10/2014		370,153	JPY	40,430,826	0	(1,511)
	11/2014	GBP	11,837	$	19,353	169	0
	11/2014	JPY	40,430,826		370,246	1,522	0
	12/2014	MXN	13,325		1,005	18	0
	12/2014	$	12,186	MXN	162,404	0	(157)
	01/2015	BRL	84,895	$	36,080	2,266	0
	02/2015	$	48,660	MYR	160,958	0	(93)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	33

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2014	BRL	154,376	$	68,632	$ 5,563	$ 0
	10/2014	$	66,809	BRL	154,376	14	(3,754)
	12/2014	MXN	1,428,884	$	107,444	1,609	0
	12/2014	$	2,019	MXN	26,495	0	(57)
	01/2015	BRL	132,608	$	56,631	3,814	0
BRC	10/2014		33,780		15,000	1,200	0
	10/2014	EUR	59,212		77,838	3,050	0
	10/2014	INR	8,049,583		130,147	242	0
	10/2014	$	13,782	BRL	33,780	18	0
	10/2014		1,763	EUR	1,344	0	(65)
	10/2014		9,490	MYR	30,243	0	(283)
	10/2014		7,830	PLN	24,177	0	(538)
	11/2014		20,321	GBP	12,393	0	(236)
	12/2014	MXN	1,097,748	$	82,986	1,677	0
	12/2014	$	1,392	MXN	18,186	0	(45)
	02/2015		127,186	INR	8,049,583	0	(468)
CBK	10/2014	BRL	31,307	$	13,585	795	0
	10/2014	EUR	1,378,326		1,816,714	75,819	0
	10/2014	INR	3,505,194		56,755	188	0
	10/2014	$	94,697	AUD	106,723	0	(1,255)
	10/2014		12,773	BRL	31,307	17	0
	10/2014		1,876,459	EUR	1,478,733	0	(8,744)
	10/2014		7,594	GBP	4,628	0	(91)
	10/2014		27,335	INR	1,658,797	0	(565)
	11/2014	AUD	106,723	$	94,472	1,249	0
	11/2014	EUR	1,474,669		1,871,612	8,632	0
	12/2014	MXN	206,071		15,617	353	0
	12/2014	$	1,564	MXN	20,969	0	(11)
	01/2015	BRL	11,230	$	4,806	334	0
	01/2015	$	240	BRL	565	0	(15)
	02/2015		55,479	INR	3,505,194	0	(300)
DUB	10/2014	BRL	58,301	$	25,891	2,073	0
	10/2014	COP	16,215,517		8,278	279	0
	10/2014	JPY	40,430,826		390,103	21,461	0
	10/2014	$	23,786	BRL	58,301	32	0
	10/2014		22,007	COP	44,651,897	19	0
	10/2014		23,758	INR	1,444,792	0	(442)
	10/2014		23,442	PLN	72,531	0	(1,567)
	11/2014	EUR	23,805	$	30,352	279	0
	12/2014	COP	44,651,897		21,861	0	(36)
	12/2014	MXN	278,267		21,115	504	0
FBF	10/2014	BRL	11,512		4,697	0	(6)
	10/2014	COP	28,436,380		14,805	778	0
	10/2014	MYR	100,152		30,590	99	0
	10/2014	$	5,073	BRL	11,512	0	(370)
	10/2014		57,822	MYR	185,418	0	(1,373)
	11/2014		3,222	EUR	2,531	0	(25)
	01/2015	BRL	178,451	$	74,982	3,906	0
GLM	10/2014		137,922		61,157	4,810	0
	10/2014	$	56,272	BRL	137,922	75	0
	10/2014		66,684	MXN	876,158	0	(1,538)
	12/2014	MXN	12,814	$	979	30	0
HUS	10/2014	BRL	49,086		20,500	446	0
	10/2014	EUR	51,603		68,129	2,952	0
	10/2014	$	20,027	BRL	49,086	27	0
	10/2014		14,521	NZD	18,371	0	(179)
	11/2014	NZD	18,371	$	14,474	179	0
	11/2014	$	27,308	AUD	31,352	78	0
JPM	10/2014	BRL	43,269	$	18,070	393	0

34	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2014		INR	7,120,285		$	115,271	$ 363	$ 0
	10/2014		$	24,974		AUD	27,870	0	(572)
	10/2014			17,654		BRL	43,269	23	0
	10/2014			10,662		EUR	8,213	0	(289)
	10/2014			115,324		INR	7,007,648	0	(2,234)
	10/2014			24,270		MYR	77,368	0	(716)
	11/2014			28,555		AUD	32,494	0	(171)
	02/2015			112,663		INR	7,120,285	0	(574)
	02/2015			47,067		MXN	629,131	0	(619)
MSB	10/2014		BRL	384,858	$		160,503	3,418	(144)
	10/2014		GBP	16,465			27,308	615	0
	10/2014	$		162,422		BRL	384,858	0	(5,192)
	10/2014			883		INR	53,527	0	(19)
	11/2014		BRL	384,858	$		160,988	5,150	0
	12/2014		MXN	344,592			26,110	587	0
RBC	10/2014	$		601		EUR	465	0	(14)
SOG	10/2014		AUD	134,593	$		124,828	6,985	0
	10/2014	$		34,321		INR	2,077,347	0	(796)
	12/2014		MXN	505,536	$		38,430	986	0
UAG	10/2014		BRL	278,536			118,859	5,122	(55)
	10/2014		EUR	1,992			2,573	57	0
	10/2014		MYR	132,595			40,370	2	0
	10/2014	$		118,827		BRL	278,536	0	(5,034)
	10/2014			104,587		INR	6,354,222	0	(2,042)
	10/2014			30,718		NZD	38,847	0	(392)
	11/2014		BRL	259,232	$		109,335	4,365	0
	11/2014		NZD	38,847			30,619	392	0
	12/2014		MXN	872,206			66,540	1,937	0
	01/2015		BRL	19,775			8,515	639	0
	02/2015	$		39,870		MYR	132,071	0	(20)

Total Forward Foreign Currency Contracts								$ 180,612	$ (42,881)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	10/29/2014	EUR 57,500	$860	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014	196,900	2,739	0

							$3,599	$0

Total Purchased Options							$3,599	$0

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014	$	43,300	$(51)	$(59)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		9,000	(16)	(8)
CBK	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		39,100	(69)	(43)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	35

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014	$	18,500	$(38)	$(16)
	Put - OTC CDX.IG-22 5-Year Index	Sell	1.000%	12/17/2014		9,100	(18)	(7)
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		33,500	(31)	(37)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		50,700	(75)	(86)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	12/17/2014	EUR	109,600	(306)	(160)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014		148,100	(318)	(132)
JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014	$	78,700	(90)	(108)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		45,800	(82)	(51)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		30,900	(54)	(27)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	21,200	(37)	(19)

							$(1,185)	$(753)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	2.680	06/29/2015	$	203,321	$(4,819)	$(9,294)
	Call - OTC USD versus BRL		2.680	07/01/2015		51,130	(1,219)	(2,357)
FBF	Call - OTC USD versus BRL		2.449	12/15/2014		194,926	(2,639)	(7,963)
GLM	Put - OTC USD versus INR	INR	58.500	03/09/2015		183,700	(303)	(155)
	Call - OTC USD versus INR		64.500	03/09/2015		183,700	(2,103)	(3,083)
JPM	Call - OTC USD versus INR		65.000	03/10/2015		8,700	(102)	(127)

							$(11,185)	$(22,979)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$20,600	$(177)	$(43)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	264,700	(2,362)	(66)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	34,000	(439)	(8)
DUB	Floor - OTC YOY CPURNSA Index	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018	50,000	(495)	(97)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	182,300	(1,326)	(527)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	27,400	(190)	(84)

						$(4,989)	$(825)

(1)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.250%	10/29/2014	EUR	115,000	$(865)	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014		393,800	(2,740)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	12/15/2014		7,300	(14)	(16)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.500%	12/15/2014		7,300	(30)	(12)

								$(3,649)	$(28)

Total Written Options								$(21,008)	$(24,585)

36	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at Beginning of Period	2,144	$2,267,314	EUR	390,300	GBP	0	$(19,808)
Sales	0	1,507,114		1,457,500		60,830	(21,786)
Closing Buys	0	(763,200)		(261,800)		(60,830)	4,290
Expirations	0	(1,248,151)		(717,000)		0	14,919
Exercised	(2,144)	0		(66,700)		0	1,377

Balance at End of Period	0	$1,763,077	EUR	802,300	GBP	0	$(21,008)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	RPM International, Inc.	(1.030%	)	03/20/2018	0.436%	$	8,550	$0	$(176)	$0	$(176)
	Trane U.S., Inc.	(0.660%	)	06/20/2015	0.179%		6,000	0	(22)	0	(22)
BRC	New York Times Co.	(1.000%	)	03/20/2015	0.197%		1,000	58	(62)	0	(4)
	Tate & Lyle International Finance PLC	(1.150%	)	06/20/2016	0.305%		3,500	0	(52)	0	(52)
CBK	Intesa Sanpaolo SpA	(1.000%	)	09/20/2015	0.284%		5,000	157	(194)	0	(37)
	Masco Corp.	(1.920%	)	03/20/2017	0.520%		4,300	0	(150)	0	(150)
DUB	Kinder Morgan, Inc.	(1.000%	)	03/20/2016	0.374%		2,500	76	(100)	0	(24)
	Macy’s Retail Holdings, Inc.	(6.950%	)	09/20/2015	0.095%		3,000	0	(207)	0	(207)
	New York Times Co.	(5.000%	)	03/20/2015	0.197%		7,500	(735)	555	0	(180)
MYC	Macy’s Retail Holdings, Inc.	(2.470%	)	09/20/2015	0.095%		10,000	0	(240)	0	(240)
RYL	Springleaf Finance Corp.	(1.820%	)	12/20/2017	2.362%		5,000	0	80	80	0
SOG	Royal Bank of Scotland Group PLC	(3.000%	)	03/20/2015	0.369%		1,000	(2)	(11)	0	(13)

								$(446)	$(579)	$80	$(1,105)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.548%	$	6,600	$(339)	$187	$0	$(152)
	Brazil Government International Bond	1.000%	12/20/2019	1.750%		20,400	(553)	(187)	0	(740)
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%		8,900	(213)	(63)	0	(276)
	JPMorgan Chase & Co.	1.000%	12/20/2019	0.670%		10,500	214	(39)	175	0
	South Africa Government International Bond	1.000%	12/20/2019	1.934%		21,600	(820)	(151)	0	(971)
BRC	Indonesia Government International Bond	1.000%	12/20/2019	1.642%		22,300	(518)	(171)	0	(689)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.548%		3,400	(171)	93	0	(78)
	Brazil Government International Bond	1.000%	09/20/2019	1.690%		19,000	(207)	(400)	0	(607)
	South Africa Government International Bond	1.000%	12/20/2019	1.934%		20,400	(736)	(181)	0	(917)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	37

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	JPMorgan Chase & Co.	1.000%	12/20/2019	0.670%	$	10,200	$213	$(43)	$170	$0
GST	Brazil Government International Bond	1.000%	09/20/2019	1.690%		17,000	(182)	(362)	0	(544)
	Brazil Government International Bond	1.000%	12/20/2019	1.750%		17,100	(480)	(140)	0	(620)
	Greece Government International Bond	1.000%	09/20/2015	3.951%	EUR	15,100	(650)	118	0	(532)
	Greece Government International Bond	1.000%	12/20/2015	3.783%		4,000	(193)	27	0	(166)
	Greece Government International Bond	1.000%	09/20/2015	3.973%	$	9,500	(300)	33	0	(267)
	Greece Government International Bond	1.000%	12/20/2016	4.926%		1,800	(135)	(10)	0	(145)
	Russia Government International Bond	1.000%	09/20/2019	2.459%		5,300	(285)	(63)	0	(348)
HUS	Brazil Government International Bond	1.000%	09/20/2019	1.690%		4,300	(48)	(89)	0	(137)
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%		7,800	(185)	(56)	0	(241)
	Russia Government International Bond	1.000%	03/20/2019	2.398%		9,800	(812)	252	0	(560)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.548%		300	(15)	8	0	(7)
	Brazil Government International Bond	1.000%	09/20/2019	1.690%		4,900	(53)	(103)	0	(156)
	Russia Government International Bond	1.000%	09/20/2019	2.459%		8,700	(487)	(84)	0	(571)
MYC	Brazil Government International Bond	1.000%	03/20/2019	1.548%		13,200	(666)	362	0	(304)
	Brazil Government International Bond	1.000%	09/20/2019	1.690%		54,200	(597)	(1,135)	0	(1,732)
	Brazil Government International Bond	1.000%	12/20/2019	1.750%		4,500	(127)	(36)	0	(163)
	Greece Government International Bond	1.000%	06/20/2015	3.923%	EUR	8,300	(385)	170	0	(215)

							$(8,730)	$(2,063)	$345	$(11,138)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

38	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	$	50,000	$330	$(2,567)	$0	$(2,237)
BPS	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	10,000	(18)	(23)	0	(41)
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	24,400	16	31	47	0
BRC	Receive	3-Month USD-CPURNSA Index	1.950%	09/16/2016	$	115,600	0	(725)	0	(725)
	Receive	3-Month USD-CPURNSA Index	1.908%	04/15/2017		134,600	0	(1,016)	0	(1,016)
	Receive	3-Month USD-CPURNSA Index	2.018%	08/19/2017		209,800	52	(1,596)	0	(1,544)
	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	71,800	74	2,219	2,293	0
CBK	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	4,300	54	272	326	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		13,400	170	1,113	1,283	0
DUB	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		4,500	54	286	340	0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	296,100	49	(3,354)	0	(3,305)
	Receive	3-Month USD-CPURNSA Index	1.940%	10/07/2016	$	22,700	0	(132)	0	(132)
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		18,700	(2)	(33)	0	(35)
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016		24,200	0	(59)	0	(59)
	Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017		37,100	0	(1,010)	0	(1,010)
	Receive	3-Month USD-CPURNSA Index	2.005%	09/06/2017		100,000	0	(706)	0	(706)
FBF	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	15,600	113	1,067	1,180	0
	Pay	1-Month GBP-UKRPI	3.528%	09/23/2044	GBP	18,900	7	(202)	0	(195)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	9,400	11	(50)	0	(39)
	Receive	3-Month USD-CPURNSA Index	2.095%	08/29/2017	$	88,700	0	(961)	0	(961)
GLM	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016		402,700	(778)	(441)	0	(1,219)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		98,100	0	(2,776)	0	(2,776)
	Receive	3-Month USD-CPURNSA Index	1.942%	04/15/2017		213,100	0	(1,913)	0	(1,913)
	Receive	3-Month USD-CPURNSA Index	2.175%	10/01/2018		115,800	9	(1,505)	0	(1,496)
JPM	Receive	3-Month USD-CPURNSA Index	1.890%	09/06/2016		31,700	0	(143)	0	(143)
MYC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	15,500	171	1,001	1,172	0
	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	63,200	160	(576)	0	(416)
RYL	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	4,600	47	301	348	0
	Receive	3-Month USD-CPURNSA Index	1.935%	10/23/2016	$	66,700	0	(373)	0	(373)
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		411,800	278	(11,860)	0	(11,582)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	39

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
SOG	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	14,000	$182	$878	$1,060	$0
UAG	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	296,900	(529)	(691)	0	(1,220)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		181,700	704	(1,902)	0	(1,198)

							$1,154	$(27,446)	$8,049	$(34,341)

Total Swap Agreements							$(8,022)	$(30,088)	$8,474	$(46,584)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(k)	Securities with an aggregate market value of $36,278 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$24	$0	$0	$24	$0	$0	$0	$0	$24	$0	$24
BOA	6,953	0	175	7,128	(2,035)	(67)	(4,574)	(6,676)	452	(660)	(208)
BPS	11,000	0	47	11,047	(3,811)	(43)	(41)	(3,895)	7,152	(7,760)	(608)
BRC	6,187	0	2,293	8,480	(1,635)	0	(4,030)	(5,665)	2,815	(2,970)	(155)
CBK	87,387	0	1,609	88,996	(10,981)	(140)	(1,789)	(12,910)	76,086	(68,597)	7,489
DUB	24,647	0	510	25,157	(2,045)	(11,748)	(5,658)	(19,451)	5,706	(4,305)	1,401
FBF	4,783	0	1,180	5,963	(1,774)	(7,963)	(1,195)	(10,932)	(4,969)	5,261	292
GLM	4,915	0	0	4,915	(1,538)	(3,266)	(7,404)	(12,208)	(7,293)	7,562	269
GST	0	0	0	0	0	(415)	(2,622)	(3,037)	(3,037)	3,036	(1)
HUS	3,682	0	0	3,682	(179)	0	(938)	(1,117)	2,565	(2,240)	325
JPM	779	0	0	779	(5,175)	(943)	(877)	(6,995)	(6,216)	6,489	273
MSB	9,770	0	0	9,770	(5,355)	0	0	(5,355)	4,415	(4,790)	(375)
MYC	0	0	1,172	1,172	0	0	(3,070)	(3,070)	(1,898)	1,269	(629)
RBC	0	0	0	0	(14)	0	0	(14)	(14)	0	(14)
RYL	0	0	428	428	0	0	(11,955)	(11,955)	(11,527)	11,150	(377)
SOG	7,971	0	1,060	9,031	(796)	0	(13)	(809)	8,222	(8,780)	(558)
UAG	12,514	0	0	12,514	(7,543)	0	(2,418)	(9,961)	2,553	(2,890)	(337)

Total Over the Counter	$180,612	$0	$8,474	$189,086	$(42,881)	$(24,585)	$(46,584)	$(114,050)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

40	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$290	$290
Swap Agreements	0	131	0	0	3,248	3,379

	$0	$131	$0	$0	$3,538	$3,669

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$180,612	$0	$180,612
Swap Agreements	0	425	0	0	8,049	8,474

	$0	$425	$0	$180,612	$8,049	$189,086

	$0	$556	$0	$180,612	$11,587	$192,755

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,531	$1,531
Swap Agreements	0	62	0	0	102	164

	$0	$62	$0	$0	$1,633	$1,695

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$42,881	$0	$42,881
Written Options	0	753	0	22,979	853	24,585
Swap Agreements	0	12,243	0	0	34,341	46,584

	$0	$12,996	$0	$65,860	$35,194	$114,050

	$0	$13,058	$0	$65,860	$36,827	$115,745

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,910)	$(2,910)
Swap Agreements	0	1,371	0	0	(39,300)	(37,929)

	$0	$1,371	$0	$0	$(42,210)	$(40,839)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$31,337	$0	$31,337
Purchased Options	0	0	0	0	(7,728)	(7,728)
Written Options	0	1,771	0	7,030	8,590	17,391
Swap Agreements	0	(990)	0	0	35,122	34,132

	$0	$781	$0	$38,367	$35,984	$75,132

	$0	$2,152	$0	$38,367	$(6,226)	$34,293

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	41

Schedule of Investments PIMCO Real Return Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(915)	$(915)
Futures	0	0	0	0	2,887	2,887
Swap Agreements	0	709	0	0	(53,885)	(53,176)

	$0	$709	$0	$0	$(51,913)	$(51,204)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$172,377	$0	$172,377
Purchased Options	0	0	0	0	3,091	3,091
Written Options	0	(123)	0	(14,279)	(1,488)	(15,890)
Swap Agreements	0	(1,829)	0	0	(24,416)	(26,245)

	$0	$(1,952)	$0	$158,098	$(22,813)	$133,333

	$0	$(1,243)	$0	$158,098	$(74,726)	$82,129

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,935	$0	$4,935
Corporate Bonds & Notes
Banking & Finance	0	329,857	32,062	361,919
Industrials	0	159,206	5,561	164,767
Utilities	0	39,322	0	39,322
U.S. Government Agencies	0	39,781	0	39,781
U.S. Treasury Obligations	0	15,055,306	0	15,055,306
Mortgage-Backed Securities	0	410,552	14,646	425,198
Asset-Backed Securities	0	282,848	438	283,286
Sovereign Issues	0	2,102,662	0	2,102,662
Preferred Securities
Banking & Finance	13,305	5,030	0	18,335
Short-Term Instruments
Certificates of Deposit	0	95,793	0	95,793
Commercial Paper	0	12,207	0	12,207
Repurchase Agreements	0	86,378	0	86,378
Greece Treasury Bills	0	146,313	0	146,313
U.S. Treasury Bills	0	7,964	0	7,964
	$13,305	$18,778,154	$52,707	$18,844,166

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$31	$0	$0	$31

Total Investments	$13,336	$18,778,154	$52,707	$18,844,197

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(850,511)	$0	$(850,511)

42	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2014

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$290	$3,379	$0	$3,669
Over the counter	0	189,086	0	189,086
	$290	$192,465	$0	$192,755

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,531)	(164)	0	(1,695)
Over the counter	0	(114,050)	0	(114,050)
	$(1,531)	$(114,214)	$0	$(115,745)

Totals	$12,095	$18,005,894	$52,707	$18,070,696

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2014	43

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of the PIMCO Real Return Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and

44	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2014

sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	45

Notes to Financial Statements (Cont.)

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) providing updated guidance for assessing whether an entity is an investment company and for the measurement of noncontrolling ownership interests in other investment companies. This update became effective for interim or annual periods beginning on or after December 15, 2013. In accordance with investment company reporting requirements under U.S. GAAP, the Fund adopted the ASU for the six month period ended September 30, 2014. The ASU did not have an impact on the Fund’s financial statements.

In June 2014, the FASB issued an ASU that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the Adviser. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

46	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2014

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	47

Notes to Financial Statements (Cont.)

methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

48	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2014

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	49

Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

50	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2014

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	51

Notes to Financial Statements (Cont.)

certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2014, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

52	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2014

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2014 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series,

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	53

Notes to Financial Statements (Cont.)

PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
$122	$0	$(110)	$0	$0	$12	$0	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
$66,208	$1,776,394	$(1,842,640)	$63	$(6)	$19	$94	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the

54	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2014

agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	55

Notes to Financial Statements (Cont.)

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared derivative financial instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

56	PIMCO REAL RETURN FUND

(Unaudited)

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The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Credit Default Swaptions  The Fund may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or

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Notes to Financial Statements (Cont.)

cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third-party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

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If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

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Notes to Financial Statements (Cont.)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market

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risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the Federal Reserve Board’s tapering of its quantitative easing program, could potentially increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities may face increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also

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Notes to Financial Statements (Cont.)

decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the Adviser, minimizes counterparty risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third-party. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place)

62	PIMCO REAL RETURN FUND

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governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodity Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause

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Notes to Financial Statements (Cont.)

settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
0.20%	0.30%	0.20%	0.35%	0.35%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net

64	PIMCO REAL RETURN FUND

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assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.50%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2014, the Distributor received $4,229,322 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on

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Notes to Financial Statements (Cont.)

the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2014, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Real Return Fund	$465,149	$166,886

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

66	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2014

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2014, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$9,445,812	$9,851,671	$2,014,259	$1,123,848

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2014		Year Ended 03/31/2014
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	128,837	$1,488,417	179,826	$2,049,224
Class P	24,730	285,702	31,238	358,232
Administrative Class	16,051	183,863	36,015	409,946
Class D	15,963	183,818	36,681	420,481
Class A	40,028	458,208	47,513	544,119
Class B	1	10	16	186
Class C	2,205	25,396	7,457	87,027
Class R	5,444	62,441	11,162	127,086

Issued as reinvestment of distributions
Institutional Class	5,634	65,036	11,539	129,990
Class P	413	4,771	884	9,993
Administrative Class	682	7,879	1,703	19,156
Class D	847	9,789	1,922	21,633
Class A	1,602	18,511	3,464	38,977
Class B	3	32	6	62
Class C	417	4,833	948	10,592
Class R	206	2,385	374	4,185

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	67

Notes to Financial Statements (Cont.)

	Six Months Ended 09/30/2014		Year Ended 03/31/2014
	Shares	Amount	Shares	Amount

Cost of shares redeemed
Institutional Class	(101,046)	$(1,154,982)	(363,161)	$(4,120,741)
Class P	(14,540)	(166,256)	(119,715)	(1,360,970)
Administrative Class	(40,397)	(462,229)	(69,114)	(787,351)
Class D	(24,461)	(280,350)	(123,389)	(1,405,103)
Class A	(55,234)	(634,877)	(205,748)	(2,337,385)
Class B	(160)	(1,832)	(620)	(7,072)
Class C	(19,183)	(219,516)	(117,404)	(1,332,546)
Class R	(4,958)	(56,853)	(19,696)	(223,858)
Net increase (decrease) resulting from Fund share transactions	(16,916)	$(175,804)	(648,099)	$(7,344,137)

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2014, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2011-2013, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the Regulated Investment Company Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2014, the Fund had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO Real Return Fund	$63,344	$6,225

68	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2014

As of September 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$19,159,462	$258,834	$(574,099)	$(315,265)
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	69

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	IND	Crédit Agricole Corporate and Investment Bank S.A.
BCY	Barclays Capital, Inc.	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America N.A.	JPS	JPMorgan Securities, Inc.
BPG	BNP Paribas Securities Corp.	MEI	Merrill Lynch International
BPS	BNP Paribas S.A.	MSB	Morgan Stanley Bank, N.A
BRC	Barclays Bank PLC	MSC	Morgan Stanley & Co., Inc.
BSN	Bank of Nova Scotia	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	NOM	Nomura Securities International Inc.
DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
FBF	Credit Suisse International	RDR	RBC Dain Rausher, Inc.
FOB	Credit Suisse Securities (USA) LLC	RYL	Royal Bank of Scotland Group PLC
GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
GRE	RBS Securities, Inc.	SOG	Societe Generale
GSC	Goldman Sachs & Co.	SSB	State Street Bank and Trust Co.
GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
COP	Colombian Peso	NZD	New Zealand Dollar
EUR	Euro	PLN	Polish Zloty
GBP	British Pound	USD (or $)	United States Dollar
INR	Indian Rupee

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CPI	Consumer Price Index	UKRPI	United Kingdom Retail Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate
BBR	Bank Bill Rate	NCUA	National Credit Union Administration
BBSW	Bank Bill Swap Reference Rate	TBD	To Be Determined
CDI	Brazil Interbank Deposit Rate	TBD%	Interest rate to be determined when loan settles
CDO	Collateralized Debt Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio
CLO	Collateralized Loan Obligation	YOY	Year-Over-Year

70	PIMCO REAL RETURN FUND

Approval of Investment Advisory Contract

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

At a meeting held on August 11-12, 2014, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2015. The Board also considered and approved for an additional one-year term through August 31, 2015, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“Research Affiliates”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2015; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates, on behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2015.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and Research Affiliates. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and Research Affiliates, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	71

Approval of Investment Advisory Contract (Cont.)

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and Research Affiliates in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees, without management present, at the August 11-12, 2014 meeting. The independent Trustees also conducted a telephonic meeting with counsel to the Trust and the independent Trustees on August 5, 2014 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO Low Volatility RAFI®-PLUS suite, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

72	PIMCO REAL RETURN FUND

(Unaudited)

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses counterparties that meet its stringent and monitored criteria. The Trustees also considered that PIMCO’s collateral management team utilizes the counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2013, including, but not limited to, constructing and moving into a new global headquarters in Newport Beach in May 2014; investing significant resources into developing its global portfolio management expertise; expanding PIMCO’s technology team and investing in technology, with a focus on projects that increase capacity and investment management stability; engaging in detailed preparation efforts for the potential consequences of an unanticipated financial crisis or global liquidity vacuum; focusing on global business continuity program management; investing in additional personnel with fund operations expertise, including additional accounting, financial reporting, pricing and tax resources; and continuing to develop the PIMCO Accounting Yield Application (or PAY), which provides yield and income reporting, and the rollout of the Pricing Portal, which is a web-based workflow application that will automate the daily pricing review process, improve communications among stakeholders and enhance the ability to identify pricing variance and provide feedback to pricing vendors.

Similarly, the Board considered the asset-allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund. The Board considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs; its

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	73

Approval of Investment Advisory Contract (Cont.)

oversight of matters that may involve conflicts of interest with the Trust; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under both Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services under that Agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Agreements continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2014 and other performance data, as available, for the period ended June 30, 2014 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2014 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 11-12, 2014 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods ended May 31, 2014. The Board noted that, as of May 31, 2014, the Institutional Class of 61%, 67% and 80% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year periods, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e.,

74	PIMCO REAL RETURN FUND

(Unaudited)

Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least five years of performance history, 93% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2014. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the supervisory and administrative fees for the PIMCO Emerging Markets Bond Fund effective October 1, 2014, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reductions in supervisory and administrative fees for PIMCO Emerging Markets Bond Fund effective October 1, 2014. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	75

Approval of Investment Advisory Contract (Cont.)

under management over time and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO standard separate account fee rates in 47 out of 60 comparisons. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds for various other reasons, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities per contract and diverse servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations than when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund fees, which is beneficial to the Funds and their shareholders.

76	PIMCO REAL RETURN FUND

(Unaudited)

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the previous year while 2014 net income is expected to decline due to the fee impact of outflows. Additionally, the Board noted that profit margins were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception, fee reductions or waivers, and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	77

Approval of Investment Advisory Contract (Cont.)

shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been reduced for some Funds over time (including the proposed reductions for certain classes of PIMCO Emerging Markets Bond Fund to be effective October 1, 2014), had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified supervision and administrative fee.

The Trustees also considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees noted that the benefits of the unified fee were apparent during the 2008 financial crisis, as the total expense ratios of certain funds in other fund complexes that do not have a unified fee increased due to decreases in fund assets; moreover, these benefits may reemerge in the event a particular Fund’s assets decline in the future. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, including, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those described above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

78	PIMCO REAL RETURN FUND

(Unaudited)

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2014	79

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4015SAR_093014

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund) is included as part of the semiannual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its semiannual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

Schedule of Investments PIMCO Total Return Fund

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.8%
BANK LOAN OBLIGATIONS 0.6%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$6,494	$6,511
Biomet, Inc.
3.154% due 03/25/2015		9,204	9,189
3.655% due 07/25/2017		33,638	33,465
Chrysler Group LLC
3.500% due 05/24/2017		165,811	164,801
Community Health Systems, Inc.
3.485% due 01/25/2017		92,042	91,703
Crown Castle International Corp.
3.000% due 01/31/2019		988	977
Dell, Inc.
3.750% due 10/29/2018		97,704	96,643
Fresenius SE & Co. KGaA
2.234% due 08/07/2019		990	987
H.J. Heinz Co.
3.250% due 06/07/2019		9,900	9,775
3.500% due 06/05/2020		85,197	84,303
HCA, Inc.
2.654% due 02/02/2016		22,633	22,529
2.654% due 05/02/2016		98,247	97,940
2.904% due 03/31/2017		242,152	240,841
2.983% due 05/01/2018		70,832	70,116
Hertz Corp.
3.000% due 03/11/2018		17,217	16,744
Hologic, Inc.
3.250% due 08/01/2019		9,590	9,500
Huntsman International LLC
2.697% - 2.699% due 04/19/2017		17,319	17,037
Lombard Street CLO PLC
0.500% - 1.014% due 02/28/2023	EUR	12,710	14,836
0.500% - 1.014% due 02/28/2023		$16,926	15,624
0.500% - 1.014% due 02/28/2023	GBP	21,535	32,241
MGM Resorts International
2.904% due 12/20/2017		$8,736	8,679
Novelis, Inc.
3.750% due 03/10/2017		4,987	4,948
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020		6,036	5,980
RPI Finance Trust
2.483% due 11/09/2016		22,856	22,851
3.250% due 05/09/2018		12,743	12,744
3.250% due 11/09/2018		10,409	10,407
Spectrum Brands, Inc.
3.500% due 09/04/2019		6,690	6,643
SunGard Data Systems, Inc.
4.000% due 03/08/2020		16,194	16,030
Valeant Pharmaceuticals International, Inc.
2.410% due 04/20/2016		30,671	30,623
3.750% due 12/11/2019		21,320	21,114
3.750% due 08/05/2020		40,794	40,372

Total Bank Loan Obligations (Cost $1,226,271)			1,216,153

CORPORATE BONDS & NOTES 18.9%
BANKING & FINANCE 15.6%
Abbey National Treasury Services PLC
0.744% due 03/13/2017		1,800	1,805
3.875% due 11/10/2014		100	100
AerCap Aviation Solutions BV
6.375% due 05/30/2017		1,495	1,585
AIG Life Holdings, Inc.
7.570% due 12/01/2045		52,200	70,564
8.125% due 03/15/2046		96,335	137,301
AIG-FP Matched Funding
7.000% due 05/15/2015	EUR	40,000	52,720
Ally Financial, Inc.
2.434% due 12/01/2014		$900	899
2.500% due 03/15/2017 (g)		274,300	273,979
2.750% due 01/30/2017		170,905	167,914
2.914% due 07/18/2016		255	257
3.125% due 01/15/2016		123,380	123,997
3.500% due 07/18/2016		137,766	139,660
3.500% due 01/27/2019		92,257	89,951
4.625% due 06/26/2015		600,064	609,905
4.750% due 09/10/2018		162,589	167,060

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.500% due 02/15/2017		$238,361	$248,491
6.250% due 12/01/2017		131,439	141,297
6.750% due 12/01/2014		257,925	259,945
7.500% due 09/15/2020		128,110	147,967
8.000% due 03/15/2020		52,682	61,506
8.300% due 02/12/2015		77,644	79,391
American Express Bank FSB
6.000% due 09/13/2017		253,210	285,001
American Express Centurion Bank
6.000% due 09/13/2017		230,900	260,246
American Express Co.
6.800% due 09/01/2066		320	342
7.000% due 03/19/2018		300	350
American Express Credit Corp.
0.784% due 03/18/2019		3,700	3,720
1.750% due 06/12/2015		4,000	4,036
5.375% due 10/01/2014	GBP	17,700	28,694
American Honda Finance Corp.
0.459% due 11/03/2014		$4,400	4,401
American International Group, Inc.
2.375% due 08/24/2015		32,865	33,361
4.500% due 12/20/2017 (g)	HKD	500,000	68,419
5.050% due 10/01/2015		$202,011	210,897
5.450% due 05/18/2017		278,435	307,044
5.600% due 10/18/2016		58,771	64,010
6.250% due 03/15/2087		141,721	159,711
6.765% due 11/15/2017	GBP	189,478	349,485
8.175% due 05/15/2068		$197,586	267,235
8.250% due 08/15/2018		120,279	147,065
American Tower Corp.
4.625% due 04/01/2015		21,364	21,793
Amsouth Bank
5.200% due 04/01/2015		9,025	9,211
ASB Finance Ltd.
1.385% due 10/23/2015	GBP	8,500	13,883
ASIF
3.000% due 02/17/2017	EUR	6,983	8,751
13.883% due 04/09/2018		7,126,000	6,287
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (f)		$11,000	11,715
Banco do Brasil S.A.
4.500% due 01/22/2015		35,200	35,816
4.500% due 01/20/2016	EUR	50,100	65,731
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		$5,000	5,123
Banco Espirito Santo S.A.
3.875% due 01/21/2015	EUR	2,500	3,014
5.875% due 11/09/2015		6,600	8,284
Banco Popolare SC
3.500% due 03/14/2019		13,600	17,842
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$244,200	253,365
4.500% due 04/06/2015		44,400	45,010
4.625% due 02/13/2017		137,500	144,203
Banco Santander Chile
1.134% due 04/11/2017		900	903
1.834% due 01/19/2016		176,300	178,504
3.750% due 09/22/2015		3,300	3,386
Banco Santander S.A.
4.625% due 01/20/2016	EUR	11,800	15,776
Bank of America Corp.
0.564% due 08/15/2016		$2,000	1,988
0.694% due 01/15/2015		41,026	41,060
0.778% due 05/23/2017	EUR	71,800	90,488
0.789% due 05/02/2017		$1,100	1,096
0.845% due 08/25/2017		101,700	102,034
0.922% due 03/28/2018	EUR	74,550	93,308
1.053% due 03/22/2016		$11,055	11,136
1.274% due 01/15/2019		800	812
1.500% due 10/09/2015		167,315	168,614
2.000% due 01/11/2018		11,498	11,459
2.650% due 04/01/2019		7,700	7,691
3.625% due 03/17/2016		5,900	6,115
3.700% due 09/01/2015		11,420	11,728
3.750% due 07/12/2016		14,432	15,071
4.500% due 04/01/2015		58,000	59,135
5.000% due 01/15/2015		32,777	33,203
5.650% due 05/01/2018		30,283	33,717
5.750% due 12/01/2017		55,539	61,848
6.000% due 09/01/2017		30,525	34,019
6.050% due 05/16/2016		400	430

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.400% due 08/28/2017		$393,027	$442,502
6.500% due 08/01/2016		44,445	48,527
6.875% due 04/25/2018		714,257	824,619
7.800% due 09/15/2016		2,000	2,242
8.680% due 05/02/2017		395	426
Bank of America N.A.
0.514% due 06/15/2016		98,360	98,055
0.534% due 06/15/2017		4,400	4,373
0.654% due 05/08/2017		281,000	281,249
0.703% due 11/14/2016		44,800	44,861
5.300% due 03/15/2017		10,750	11,654
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,900	132,468
Bank of India
4.750% due 09/30/2015		10,550	10,892
Bank of Montreal
1.950% due 01/30/2018		30,700	31,328
2.850% due 06/09/2015		6,700	6,815
Bank of Nova Scotia
0.544% due 04/11/2017		29,200	29,233
1.250% due 04/11/2017		31,100	31,072
1.650% due 10/29/2015		117,600	119,108
1.950% due 01/30/2017		79,300	80,934
Bank One Corp.
4.900% due 04/30/2015		24,260	24,860
Bankia S.A.
0.408% due 01/25/2016	EUR	4,900	6,139
3.500% due 11/13/2014		2,300	2,916
3.500% due 01/17/2019		27,700	37,636
4.250% due 07/05/2016		2,500	3,378
4.375% due 02/14/2017		8,600	11,691
5.000% due 10/30/2014		4,300	5,451
5.750% due 06/29/2016		5,000	6,912
Banque PSA Finance S.A.
3.875% due 01/14/2015		10,300	13,132
Barclays Bank PLC
7.625% due 11/21/2022		$89,800	96,670
7.750% due 04/10/2023		11,600	12,572
10.000% due 05/21/2021	GBP	3,100	6,637
10.179% due 06/12/2021		$310,237	423,566
14.000% due 06/15/2019 (f)	GBP	371,934	780,533
Barclays PLC
8.000% due 12/15/2020 (f)	EUR	6,200	8,183
BB&T Corp.
1.094% due 06/15/2018		$300	306
BBVA Bancomer S.A.
4.500% due 03/10/2016		101,800	106,635
6.500% due 03/10/2021		169,850	185,986
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		119,284	123,821
Bear Stearns Cos. LLC
0.624% due 11/21/2016		900	901
5.300% due 10/30/2015		1,275	1,339
5.700% due 11/15/2014		27,800	27,858
6.400% due 10/02/2017		218,125	246,925
BFC Finance Corp.
7.375% due 12/01/2017		512	543
Blackstone CQP Holdco LP
9.296% due 03/18/2019		102,608	102,630
BNP Paribas S.A.
0.547% due 11/07/2015		47,900	47,913
0.697% due 05/07/2017		117,500	117,514
BNY Mellon N.A.
4.750% due 12/15/2014		50	50
BPCE S.A.
0.801% due 11/18/2016		400	402
0.865% due 06/17/2017		445,000	446,962
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,500	7,108
2.875% due 05/19/2016		3,400	4,392
Caixa Economica Federal
4.250% due 05/13/2019		$100,000	99,750
CaixaBank S.A.
3.250% due 10/05/2015	EUR	5,000	6,509
5.000% due 02/22/2016		1,150	1,549
5.125% due 04/27/2016		2,800	3,812
Canadian Imperial Bank of Commerce
1.500% due 12/12/2014		$5,000	5,011
CIT Group, Inc.
4.250% due 08/15/2017		124,805	126,365
4.750% due 02/15/2015		45,800	46,344
5.000% due 05/15/2017		64,088	65,850

2	See Accompanying Notes

September 30, 2014

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.250% due 03/15/2018		$50,545	$52,188
5.500% due 02/15/2019		86,324	90,370
6.625% due 04/01/2018		5,591	6,017
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	21,309
CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	10,367
Citigroup, Inc.
0.502% due 06/09/2016		1,100	1,094
0.518% due 11/05/2014		71,860	71,872
0.747% due 05/31/2017	EUR	65,621	82,373
0.760% due 05/01/2017		$204,600	205,148
0.774% due 03/10/2017		55,335	55,462
1.025% due 04/01/2016		19,870	20,018
1.194% due 07/25/2016		82,305	83,188
1.300% due 04/01/2016		3,600	3,612
1.440% due 11/30/2017	EUR	40,460	51,103
1.605% due 02/10/2019		8,800	11,120
2.250% due 08/07/2015		$22,125	22,366
2.650% due 03/02/2015		5,000	5,045
3.953% due 06/15/2016		11,100	11,662
4.450% due 01/10/2017		41,850	44,617
4.587% due 12/15/2015		40,100	41,899
4.750% due 05/19/2015		32,143	32,999
4.875% due 05/07/2015		5,805	5,952
5.500% due 10/15/2014		22,991	23,034
6.010% due 01/15/2015		39,785	40,415
6.125% due 11/21/2017		42,100	47,531
Commonwealth Bank of Australia
1.034% due 09/18/2015		22,300	22,482
1.250% due 09/18/2015		960	968
Corp. Andina de Fomento
8.125% due 06/04/2019		1,740	2,148
Countrywide Financial Corp.
6.250% due 05/15/2016		44,755	48,256
Credit Agricole S.A.
0.780% due 06/12/2017		445,000	445,829
0.814% due 06/02/2017		223,000	223,733
1.625% due 04/15/2016		10,400	10,504
6.500% due 06/23/2021 (f)	EUR	5,500	7,025
7.500% due 06/23/2026 (f)	GBP	7,100	11,160
8.125% due 09/19/2033		$33,080	36,835
Credit Suisse
0.725% due 05/26/2017		397,400	399,014
5.750% due 09/18/2025	EUR	3,900	5,412
6.500% due 08/08/2023		$28,200	30,739
Denali Borrower LLC
5.625% due 10/15/2020		400	413
Deutsche Bank Financial LLC
5.375% due 03/02/2015		19,117	19,487
Dexia Credit Local S.A.
0.617% due 11/07/2016		800	803
DNB Boligkreditt A/S
2.900% due 03/29/2017		2,000	2,065
E*TRADE Financial Corp.
6.750% due 06/01/2016		3,682	3,894
Eksportfinans ASA
0.732% due 03/09/2015		5,000	4,950
0.890% due 06/16/2015	JPY	2,400,000	21,747
2.000% due 09/15/2015		$29,365	29,402
2.375% due 05/25/2016		55,690	55,896
2.875% due 11/16/2016	CHF	1,100	1,180
3.000% due 11/17/2014		$51,314	51,501
5.500% due 05/25/2016		15,990	16,895
5.500% due 06/26/2017		53,703	58,066
Fiat Finance & Trade S.A.
6.375% due 04/01/2016	EUR	16,500	22,070
First Tennessee Bank N.A.
5.050% due 01/15/2015		$12,843	12,994
FNBC Pass-Through Trust
8.080% due 01/05/2018		114	126
Ford Motor Credit Co. LLC
0.684% due 11/08/2016		59,200	59,205
0.753% due 09/08/2017		186,200	186,549
1.483% due 05/09/2016		40,700	41,275
1.500% due 01/17/2017		16,250	16,233
1.700% due 05/09/2016		22,730	22,929
2.500% due 01/15/2016		40,102	40,850
2.750% due 05/15/2015		81,416	82,489
3.000% due 06/12/2017		9,032	9,328

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.875% due 01/15/2015		$177,042	$178,754
3.984% due 06/15/2016		42,930	44,979
4.207% due 04/15/2016		64,810	67,801
4.250% due 02/03/2017		18,340	19,459
5.000% due 05/15/2018		25,746	28,146
5.625% due 09/15/2015		112,491	117,638
6.625% due 08/15/2017		20,850	23,588
7.000% due 04/15/2015		304,074	314,576
8.000% due 12/15/2016		202,619	230,692
8.700% due 10/01/2014		275,642	275,642
12.000% due 05/15/2015		170,655	182,774
GE Capital U.K. Funding
1.111% due 05/09/2016	GBP	14,900	24,298
5.125% due 03/03/2015		13,300	21,943
General Electric Capital Corp.
6.375% due 11/15/2067		$41,370	44,886
General Motors Financial Co., Inc.
2.750% due 05/15/2016		28,880	29,151
3.250% due 05/15/2018		16,400	16,605
3.500% due 07/10/2019		42,700	43,076
4.750% due 08/15/2017		48,712	51,391
6.750% due 06/01/2018		10,970	12,266
Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		11,400	11,343
GMAC International Finance BV
7.500% due 04/21/2015	EUR	117,570	153,598
Goldman Sachs Group, Inc.
0.734% due 01/12/2015		$100	100
0.858% due 06/04/2017		61,800	62,274
1.234% due 11/21/2014		6,575	6,583
2.375% due 01/22/2018		25,425	25,681
3.300% due 05/03/2015		11,600	11,787
5.000% due 10/01/2014		9,915	9,915
5.125% due 01/15/2015		13,336	13,514
6.150% due 04/01/2018		400	451
6.250% due 09/01/2017		2,950	3,312
GSPA Monetization Trust
6.422% due 10/09/2029		21,479	24,466
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		3,000	3,016
HBOS PLC
0.757% due 03/29/2016	EUR	27,953	35,375
0.782% due 03/21/2017		37,300	46,970
0.933% due 09/30/2016		$81,090	81,066
0.933% due 09/06/2017		34,650	34,647
0.967% due 09/01/2016	EUR	1,831	2,310
6.750% due 05/21/2018		$273,366	309,773
Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	5,163
HSBC Finance Corp.
0.664% due 06/01/2016		700	701
5.000% due 06/30/2015		87,602	90,502
5.250% due 04/15/2015		50,600	51,909
HSBC USA, Inc.
2.375% due 02/13/2015		76,400	76,981
ILFC E-Capital Trust
6.250% due 12/21/2065		17,620	17,356
Industrial Bank of Korea
1.375% due 10/05/2015		40,000	40,188
2.375% due 07/17/2017		2,400	2,444
ING Bank NV
0.574% due 01/04/2016		569,000	569,744
0.910% due 05/23/2016		26,350	26,301
0.934% due 11/21/2016		20,600	20,621
0.935% due 07/03/2017		17,420	17,355
4.000% due 03/15/2016		10,000	10,440
Intercapital PLC
1.950% due 06/28/2015 (g)		6,000	5,850
International Lease Finance Corp.
3.875% due 04/15/2018		4,000	3,978
4.875% due 04/01/2015		152,607	155,182
5.750% due 05/15/2016		56,102	58,732
6.750% due 09/01/2016		199,863	216,352
7.125% due 09/01/2018		44,125	49,751
8.625% due 09/15/2015		301,677	319,431
8.750% due 03/15/2017		75,220	84,058
Intesa Sanpaolo SpA
2.375% due 01/13/2017		60,025	60,729
3.125% due 01/15/2016		91,128	93,248
3.625% due 08/12/2015		7,000	7,153

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.875% due 01/16/2018		$17,000	$17,743
6.500% due 02/24/2021		7,500	8,649
IPIC GMTN Ltd.
3.125% due 11/15/2015		7,275	7,432
3.750% due 03/01/2017		10,000	10,475
4.875% due 05/14/2016	EUR	1,400	1,884
John Deere Capital Corp.
0.362% due 04/12/2016		$144,700	144,842
0.875% due 04/17/2015		1,965	1,971
JPMorgan Chase & Co.
0.754% due 02/15/2017		9,600	9,651
0.784% due 04/25/2018		392,200	394,615
0.800% due 04/23/2015		25,000	25,070
0.855% due 02/26/2016		46,400	46,691
1.068% due 05/30/2017	GBP	65,350	104,750
1.100% due 10/15/2015		$11,930	11,982
1.227% due 03/31/2018	EUR	9,100	11,484
1.444% due 09/01/2015		$940	940
3.150% due 07/05/2016		66,291	68,621
3.400% due 06/24/2015		17,000	17,358
3.450% due 03/01/2016		700	725
3.700% due 01/20/2015		28,200	28,481
4.750% due 03/01/2015		61,338	62,446
5.150% due 10/01/2015		28,734	29,976
6.000% due 01/15/2018		250	282
6.100% due 10/01/2024 (f)		50,000	49,650
6.750% due 02/01/2024 (f)		100,000	105,950
JPMorgan Chase Bank N.A.
0.564% due 06/13/2016		74,015	74,015
0.654% due 06/02/2017		450,300	451,188
0.767% due 05/31/2017	EUR	36,900	46,583
4.375% due 11/30/2021		11,600	15,480
5.375% due 09/28/2016	GBP	7,900	13,703
6.000% due 10/01/2017		$321,000	359,172
KBC Bank NV
8.000% due 01/25/2023		53,200	59,105
Kilroy Realty LP
5.000% due 11/03/2015		200	209
Korea Development Bank
3.250% due 03/09/2016		9,800	10,103
4.000% due 09/09/2016		20,000	21,079
4.375% due 08/10/2015		8,000	8,251
Korea Finance Corp.
2.250% due 08/07/2017		50,000	50,584
3.250% due 09/20/2016		21,600	22,448
LBG Capital PLC
3.187% due 03/12/2020	EUR	150	188
7.375% due 03/12/2020		3,415	4,647
7.625% due 12/09/2019	GBP	19,420	32,990
7.625% due 10/14/2020	EUR	16,405	22,611
8.000% due 06/15/2020 (f)		$12,759	13,827
8.500% due 12/17/2021 (f)		55,300	59,816
8.875% due 02/07/2020	EUR	1,900	2,712
9.125% due 07/15/2020	GBP	12,033	20,861
15.000% due 12/21/2019	EUR	12,900	24,517
15.000% due 12/21/2019	GBP	18,300	42,127
Leveraged Finance Europe Capital BV
0.919% due 11/15/2017	EUR	169	214
Lloyds Bank PLC
4.375% due 01/12/2015		$1,100	1,112
9.875% due 12/16/2021		1,700	1,978
11.875% due 12/16/2021	EUR	12,600	19,490
12.000% due 12/16/2024 (f)		$1,194,700	1,762,182
13.000% due 12/19/2021	AUD	27,200	28,070
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	28,600	46,597
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		$7,239	7,584
Metropolitan Life Global Funding
0.363% due 06/23/2016		100,300	100,395
1.300% due 04/10/2017		39,600	39,565
1.700% due 06/29/2015		1,200	1,212
2.300% due 04/10/2019		83,200	82,941
Mizuho Bank Ltd.
0.663% due 04/16/2017		67,000	67,093
0.684% due 09/25/2017		33,800	33,805
Morgan Stanley
0.714% due 10/15/2015		10,300	10,335
1.184% due 12/19/2014		8,325	8,343
1.514% due 04/25/2018		24,800	25,520

See Accompanying Notes	3

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.000% due 07/24/2015		$37,000	$37,988
4.100% due 01/26/2015		145,000	146,642
5.375% due 10/15/2015		26,600	27,864
5.550% due 04/27/2017		500	548
6.000% due 04/28/2015		159,467	164,400
6.250% due 08/28/2017		400	450
MUFG Union Bank N.A.
0.638% due 05/05/2017		15,100	15,145
Murray Street Investment Trust
4.647% due 03/09/2017		55,300	59,229
National Australia Bank Ltd.
1.600% due 08/07/2015		350	354
National Bank of Canada
1.500% due 06/26/2015		12,600	12,705
2.200% due 10/19/2016		267,100	274,088
National Westminster Bank PLC
7.875% due 09/09/2015	GBP	10,130	17,332
Nationwide Building Society
4.650% due 02/25/2015		$63,700	64,733
Navient LLC
3.875% due 09/10/2015		100,039	101,227
4.625% due 09/25/2017		6,140	6,224
4.875% due 06/17/2019		5,000	5,013
5.000% due 04/15/2015		141,033	143,501
5.000% due 12/15/2015 (g)	HKD	16,000	2,108
5.050% due 11/14/2014		$8,270	8,291
5.140% due 06/15/2016		80,000	82,400
5.500% due 01/15/2019		74,475	76,151
6.000% due 01/25/2017		74,389	78,015
6.250% due 01/25/2016		264,407	275,115
8.450% due 06/15/2018		301,246	339,655
8.780% due 09/15/2016	MXN	150,000	11,330
Navient LLC CPI Linked Bond
3.109% due 10/01/2014		$27,059	27,093
Nomura Holdings, Inc.
5.000% due 03/04/2015		54,190	55,073
Nordea Bank AB
0.592% due 04/04/2017		200	200
2.250% due 03/20/2015		13,900	14,028
NRAM Covered Bond LLP
5.625% due 06/22/2017		22,700	25,286
Nykredit Realkredit A/S
2.000% due 04/01/2015	DKK	96,000	16,436
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		$91,600	102,445
Principal Life Income Funding Trusts
5.550% due 04/27/2015		8,500	8,750
Prudential Covered Trust
2.997% due 09/30/2015		1,725	1,761
Prudential Financial, Inc.
3.875% due 01/14/2015		19,640	19,834
QNB Finance Ltd.
3.125% due 11/16/2015		17,800	18,223
3.375% due 02/22/2017		20,000	20,875
Rabobank Group
0.515% due 11/23/2016		178,500	178,581
0.565% due 04/28/2017		393,800	393,849
5.125% due 10/27/2014	GBP	10,000	16,261
6.875% due 03/19/2020	EUR	12,500	18,808
8.375% due 07/26/2016 (f)		$34,700	37,355
8.400% due 06/29/2017 (f)		5,900	6,512
11.000% due 06/30/2019 (f)		245,700	325,552
RCI Banque S.A.
4.600% due 04/12/2016		3,200	3,362
5.625% due 03/13/2015	EUR	7,400	9,559
Realkredit Danmark A/S
2.000% due 04/01/2015	DKK	222,000	38,017
Regions Financial Corp.
5.750% due 06/15/2015		$11,200	11,559
7.750% due 11/10/2014		19,748	19,891
Royal Bank of Canada
2.000% due 10/01/2018		40,800	41,185
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		86,742	88,048
5.000% due 10/01/2014		8,615	8,615
5.050% due 01/08/2015		19,982	20,173
7.648% due 09/30/2031 (f)		15,090	17,731
Royal Bank of Scotland NV
0.899% due 06/08/2015	EUR	3,310	4,183
0.932% due 03/09/2015		$32,729	32,690

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Royal Bank of Scotland PLC
0.934% due 04/11/2016		$38,646	$38,801
0.935% due 08/29/2017		9,000	9,000
1.014% due 10/14/2016		36,205	36,431
3.522% due 10/27/2014	AUD	105,100	91,967
4.350% due 01/23/2017	EUR	1,700	2,267
4.375% due 03/16/2016		$61,000	63,937
4.875% due 03/16/2015		18,800	19,185
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		25,000	24,563
6.299% due 05/15/2017		25,000	25,438
Santander Financial Issuances Ltd.
7.250% due 11/01/2015		3,180	3,386
Santander Holdings USA, Inc.
3.000% due 09/24/2015		35,650	36,389
Santander Issuances S.A.U.
5.911% due 06/20/2016		11,040	11,718
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		49,500	49,927
3.781% due 10/07/2015		1,200	1,233
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		61,100	61,629
5.400% due 03/24/2017		10,000	10,155
5.499% due 07/07/2015		207,030	211,338
Shinhan Bank
4.125% due 10/04/2016		25,000	26,391
SL Green Realty Corp.
4.500% due 12/01/2022		200	201
Springleaf Finance Corp.
5.400% due 12/01/2015		75,966	77,865
5.750% due 09/15/2016		8,090	8,414
6.000% due 10/15/2014		1,054	1,054
6.000% due 11/15/2014		920	920
6.000% due 12/15/2014		419	421
6.900% due 12/15/2017		22,220	23,664
Standard Chartered PLC
5.500% due 11/18/2014		225	227
State Bank of India
4.500% due 10/23/2014		600	601
4.500% due 07/27/2015		194,900	200,117
Stone Street Trust
5.902% due 12/15/2015		50,000	52,995
Sumitomo Mitsui Banking Corp.
1.117% due 03/18/2016	GBP	4,600	7,482
Swedbank AB
1.212% due 11/06/2015 (i)		20,400	33,272
Turkiye Garanti Bankasi A/S
2.734% due 04/20/2016		$85,800	86,143
U.S. Bank N.A.
0.352% due 04/22/2016		204,500	204,634
UBS AG
4.750% due 02/12/2026	EUR	5,000	6,627
5.750% due 04/25/2018		$1,025	1,157
5.875% due 12/20/2017		233	263
7.250% due 02/22/2022		2,750	2,945
7.625% due 08/17/2022		52,300	60,865
VEB-Leasing Via VEB Leasing Investment Ltd.
5.125% due 05/27/2016		10,000	9,925
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		119,000	119,595
Vornado Realty LP
4.250% due 04/01/2015		12,970	13,089
VTB Bank OJSC Via VTB Capital S.A.
6.000% due 04/12/2017		25,000	25,030
6.465% due 03/04/2015		133,900	135,426
Wachovia Capital Trust
5.570% due 10/31/2014 (f)		121,615	118,423
Waha Aerospace BV
3.925% due 07/28/2020		240	253
Wells Fargo & Co.
1.250% due 07/20/2016		14,700	14,791
3.676% due 06/15/2016		2,580	2,698
5.900% due 06/15/2024 (f)		97,800	99,878
Wells Fargo Bank N.A.
0.494% due 06/15/2017		500,000	500,062
0.619% due 11/03/2014		148,704	148,757
6.000% due 11/15/2017		600	677

			30,583,186

INDUSTRIALS 2.1%
21st Century Fox America, Inc.
5.300% due 12/15/2014		8,655	8,745

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
AbbVie, Inc.
0.997% due 11/06/2015	$6,500	$6,547
1.200% due 11/06/2015	80,525	80,846
Altria Group, Inc.
4.125% due 09/11/2015	300	310
America Movil S.A.B. de C.V.
3.625% due 03/30/2015	6,000	6,089
America West Airlines Pass-Through Trust
6.870% due 07/02/2018	595	622
Amgen, Inc.
0.615% due 05/22/2017	84,900	85,155
1.875% due 11/15/2014	53,050	53,149
4.850% due 11/18/2014	7,350	7,387
Anglo American Capital PLC
1.184% due 04/15/2016	2,400	2,414
Anheuser-Busch InBev Worldwide, Inc.
3.625% due 04/15/2015	400	407
4.125% due 01/15/2015	2,430	2,456
Apple, Inc.
2.850% due 05/06/2021	97,200	97,580
ArcelorMittal
4.250% due 02/25/2015	5,000	5,044
AutoZone, Inc.
5.500% due 11/15/2015	10,050	10,577
Aviation Capital Group Corp.
3.875% due 09/27/2016	50,000	51,448
Baidu, Inc.
2.750% due 06/09/2019	24,600	24,491
BAT International Finance PLC
1.400% due 06/05/2015	1,200	1,206
9.500% due 11/15/2018	300	384
Baxter International, Inc.
4.625% due 03/15/2015	1,200	1,223
Beam Suntory, Inc.
5.375% due 01/15/2016	6,093	6,430
BMW U.S. Capital LLC
0.574% due 06/02/2017	264,400	264,837
Boston Scientific Corp.
6.400% due 06/15/2016	2,000	2,175
Burlington Northern Santa Fe LLC
5.750% due 03/15/2018	3,575	4,045
Cameron International Corp.
1.400% due 06/15/2017	4,000	4,000
Canadian Natural Resources Ltd.
0.608% due 03/30/2016	11,900	11,932
4.900% due 12/01/2014	4,450	4,483
Cardinal Health, Inc.
6.000% due 06/15/2017	30,000	33,412
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	200	235
Cemex S.A.B. de C.V.
7.250% due 01/15/2021	200	212
Centex Corp.
5.250% due 06/15/2015	4,500	4,629
CGG S.A.
7.750% due 05/15/2017	675	670
Chesapeake Energy Corp.
3.250% due 03/15/2016	2,390	2,399
3.484% due 04/15/2019	67,450	67,619
City of Hope
5.623% due 11/15/2043	30,000	33,298
CNH Industrial Capital LLC
3.875% due 11/01/2015	4,750	4,803
CNPC General Capital Ltd.
2.750% due 05/14/2019	54,000	53,849
Comcast Corp.
5.850% due 11/15/2015	2,100	2,222
Computer Sciences Corp.
6.500% due 03/15/2018	2,000	2,150
Con-way, Inc.
7.250% due 01/15/2018	1,800	2,073
ConAgra Foods, Inc.
0.603% due 07/21/2016	1,000	1,002
1.300% due 01/25/2016	8,686	8,724
1.900% due 01/25/2018	15,200	15,123
2.100% due 03/15/2018	1,821	1,824
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019	3,152	3,452
7.707% due 10/02/2022	2,308	2,599
9.000% due 01/08/2018	10,262	11,289
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	800	957

4	See Accompanying Notes

September 30, 2014

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Coventry Health Care, Inc.
6.125% due 01/15/2015	$7,500	$7,615
Covidien International Finance S.A.
1.350% due 05/29/2015	800	805
CRH America, Inc.
8.125% due 07/15/2018	10,000	12,085
CSN Islands Corp.
6.875% due 09/21/2019	19,300	20,410
CSN Resources S.A.
6.500% due 07/21/2020	5,210	5,351
CVS Pass-Through Trust
8.353% due 07/10/2031	247	333
D.R. Horton, Inc.
5.250% due 02/15/2015	10,000	10,137
Daimler Finance North America LLC
0.834% due 01/09/2015	2,900	2,904
0.920% due 08/01/2016	22,265	22,482
1.250% due 01/11/2016	22,730	22,890
1.300% due 07/31/2015	20,214	20,343
1.650% due 04/10/2015	5,800	5,835
2.300% due 01/09/2015	200	201
3.000% due 03/28/2016	11,610	11,980
Dell, Inc.
3.100% due 04/01/2016	163	165
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	3,075	3,597
Deluxe Corp.
5.125% due 10/01/2014	6,200	6,200
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^	5,537	955
Diageo Finance BV
3.250% due 01/15/2015	1,600	1,613
Discovery Communications LLC
3.700% due 06/01/2015	600	613
DISH DBS Corp.
4.250% due 04/01/2018	52,407	52,669
4.625% due 07/15/2017	61,431	62,813
6.625% due 10/01/2014	3,120	3,120
7.125% due 02/01/2016	166,962	177,397
7.750% due 05/31/2015	2,000	2,073
7.875% due 09/01/2019	97,512	110,432
Domtar Corp.
9.500% due 08/01/2016	30,670	34,383
Dow Chemical Co.
2.500% due 02/15/2016	2,750	2,811
Endo Finance LLC & Endo Finco, Inc.
7.000% due 07/15/2019	200	210
Energy Transfer Partners LP
5.950% due 02/01/2015	15,140	15,390
Enterprise Products Operating LLC
5.000% due 03/01/2015	900	917
5.600% due 10/15/2014	6,115	6,127
6.650% due 04/15/2018	7,000	8,129
ERAC USA Finance LLC
5.600% due 05/01/2015	2,950	3,035
Express Scripts Holding Co.
2.100% due 02/12/2015	14,410	14,494
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015	300	307
Foster’s Finance Corp.
4.875% due 10/01/2014	7,500	7,500
Freeport-McMoRan, Inc.
1.400% due 02/13/2015	5,000	5,014
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	1,600	1,700
General Mills, Inc.
0.534% due 01/29/2016	3,610	3,616
General Motors Co.
1.000% due 07/31/2099	20,000	0
Georgia-Pacific LLC
7.700% due 06/15/2015	1,150	1,206
Gerdau Holdings, Inc.
7.000% due 01/20/2020	47,200	53,336
Gilead Sciences, Inc.
2.400% due 12/01/2014	900	903
Glencore Finance Canada Ltd.
5.800% due 11/15/2016	1,265	1,378
Gulf South Pipeline Co. LP
5.050% due 02/01/2015	9,370	9,500
Hamilton College
4.750% due 07/01/2113	58,970	53,757
Hanson Ltd.
6.125% due 08/15/2016	73,000	78,475

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
HCA, Inc.
3.750% due 03/15/2019		$59,766	$58,571
6.375% due 01/15/2015		20,200	20,427
6.500% due 02/15/2016		48,683	50,935
7.190% due 11/15/2015		23,600	24,780
7.250% due 09/15/2020		7,603	8,002
Heathrow Funding Ltd.
2.500% due 06/25/2017		22,000	22,279
Hewlett-Packard Co.
2.350% due 03/15/2015		1,200	1,210
2.625% due 12/09/2014		10,000	10,042
Hidden Ridge Facility Trustee
5.750% due 01/01/2021		8,826	9,241
HJ Heinz Co.
4.250% due 10/15/2020		500	498
Holcim GB Finance Ltd.
8.750% due 04/24/2017	GBP	3,400	6,435
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		$8,000	8,284
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		5,000	5,054
Johnson & Johnson
0.308% due 11/28/2016		13,800	13,831
Johnson Controls, Inc.
2.600% due 12/01/2016		3,475	3,592
KazMunayGas National Co. JSC
11.750% due 01/23/2015		25,000	25,792
KB Home
6.250% due 06/15/2015		17,355	17,876
Kinder Morgan, Inc.
5.150% due 03/01/2015		1,900	1,929
Kraft Foods Group, Inc.
1.625% due 06/04/2015		16,689	16,816
Kroger Co.
1.200% due 10/17/2016		2,000	2,001
2.200% due 01/15/2017		3,300	3,365
L Brands, Inc.
5.250% due 11/01/2014		4,496	4,511
Lennar Corp.
5.600% due 05/31/2015		44,986	46,167
Life Technologies Corp.
4.400% due 03/01/2015		1,200	1,219
Lockheed Martin Corp.
7.650% due 05/01/2016		4,600	5,105
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015		56,872	60,105
Marks & Spencer PLC
6.250% due 12/01/2017		2,200	2,463
Masco Corp.
4.800% due 06/15/2015		9,200	9,420
Maytag Corp.
5.000% due 05/15/2015		10,000	10,252
McKesson Corp.
0.634% due 09/10/2015		3,260	3,265
0.950% due 12/04/2015		8,495	8,507
1.400% due 03/15/2018		1,500	1,473
2.284% due 03/15/2019		7,000	6,958
3.250% due 03/01/2016		1,250	1,291
MDC Holdings, Inc.
5.375% due 07/01/2015		4,215	4,363
Medtronic, Inc.
4.750% due 09/15/2015		1,500	1,561
MGM Resorts International
6.625% due 07/15/2015		65,938	67,916
6.875% due 04/01/2016		11,306	11,998
7.500% due 06/01/2016		121,793	130,319
7.625% due 01/15/2017		85,685	93,397
10.000% due 11/01/2016		25,600	28,992
Mondelez International, Inc.
2.250% due 02/01/2019		1,000	994
5.375% due 12/11/2014	GBP	7,600	12,418
NBCUniversal Media LLC
2.875% due 04/01/2016		$210	217
3.650% due 04/30/2015		1,200	1,223
New York Times Co.
5.000% due 03/15/2015		26,930	27,267
Nissan Motor Acceptance Corp.
0.784% due 03/03/2017		10,360	10,401
0.935% due 09/26/2016		1,200	1,210
1.000% due 03/15/2016		1,000	1,002
1.950% due 09/12/2017		300	303
Noble Group Ltd.
4.875% due 08/05/2015		4,300	4,424

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Northwest Airlines Pass-Through Trust
7.041% due 10/01/2023		$9,380	$11,068
7.150% due 04/01/2021		1,115	1,251
Numericable Group S.A.
4.875% due 05/15/2019		50,000	49,562
NXP BV
3.500% due 09/15/2016		400	402
Pactiv LLC
8.125% due 06/15/2017		9,800	10,731
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		600	609
Petrobras International Finance Co. S.A.
2.875% due 02/06/2015		31,219	31,425
3.875% due 01/27/2016		236,800	242,957
5.750% due 01/20/2020		48,800	51,193
5.875% due 03/01/2018		27,100	29,322
7.875% due 03/15/2019		127,230	146,498
Phillips 66
1.950% due 03/05/2015		1,200	1,208
Phosagro OAO Via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		1,200	1,164
Pinnacol Assurance
8.625% due 06/25/2034 (g)		15,000	15,221
Pioneer Natural Resources Co.
5.875% due 07/15/2016		22,835	24,634
President and Fellows of Harvard College
6.500% due 01/15/2039		1,000	1,380
Quest Diagnostics, Inc.
5.450% due 11/01/2015		1,900	1,992
Reynolds American, Inc.
1.050% due 10/30/2015		5,292	5,309
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		7,836	8,066
Rockies Express Pipeline LLC
3.900% due 04/15/2015		10,000	10,000
Rogers Communications, Inc.
6.750% due 03/15/2015		6,607	6,793
Rohm & Haas Co.
6.000% due 09/15/2017		41,096	46,000
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		25,300	26,027
Ryland Group, Inc.
5.375% due 01/15/2015		21,900	22,146
SABMiller Holdings, Inc.
1.850% due 01/15/2015		9,000	9,036
Santander Drive Auto Receivables Trust
4.125% due 02/09/2016		13,151	13,715
SBA Tower Trust
4.254% due 04/15/2040		1,300	1,324
SCA Finans AB
4.500% due 07/15/2015		5,250	5,400
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		100	105
Statoil ASA
0.694% due 11/08/2018		300	302
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		12,000	12,066
TCM Sub LLC
3.550% due 01/15/2015		1,800	1,815
Telefonica Emisiones S.A.U.
0.883% due 06/23/2017		150,000	149,978
3.661% due 09/18/2017	EUR	4,150	5,686
3.729% due 04/27/2015		$12,230	12,438
3.992% due 02/16/2016		4,707	4,899
4.949% due 01/15/2015		5,836	5,905
6.421% due 06/20/2016		9,517	10,347
Tencent Holdings Ltd.
2.000% due 05/02/2017		28,000	28,045
Thermo Fisher Scientific, Inc.
1.300% due 02/01/2017		1,800	1,796
Thomson Reuters Corp.
1.300% due 02/23/2017		4,500	4,495
Time Warner Cable, Inc.
5.850% due 05/01/2017		1,600	1,775
Time Warner, Inc.
3.150% due 07/15/2015		1,600	1,632
5.875% due 11/15/2016		5,100	5,598
Toll Brothers Finance Corp.
5.150% due 05/15/2015		10,000	10,250
Transocean, Inc.
4.950% due 11/15/2015		222,300	230,905
UAL Equipment Trust AB
10.850% due 02/19/2015 ^		1,209	576

See Accompanying Notes	5

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
UAL Pass-Through Trust
10.400% due 05/01/2018		$21,505	$23,817
UAL Pass-Through Trust AB
9.200% due 03/29/2049 ^		759	296
10.125% due 03/22/2015 ^		5,312	3,008
Universal Corp.
6.250% due 12/01/2014		33,000	33,288
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		9,700	1,310
Viacom, Inc.
1.250% due 02/27/2015		6,541	6,563
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		2,800	3,049
Volkswagen International Finance NV
0.561% due 11/18/2015		1,600	1,604
0.832% due 11/20/2014		50,400	50,440
1.150% due 11/20/2015		2,200	2,214
1.625% due 03/22/2015		4,300	4,325
2.875% due 04/01/2016		3,775	3,890
Volvo Treasury AB
5.950% due 04/01/2015		10,245	10,511
Walgreen Co.
1.000% due 03/13/2015		1,200	1,203
WellPoint, Inc.
1.250% due 09/10/2015		5,500	5,533
Wesfarmers Ltd.
2.983% due 05/18/2016		3,700	3,826
Whirlpool Corp.
6.500% due 06/15/2016		4,200	4,584
Whiting Petroleum Corp.
5.000% due 03/15/2019		200	206
Williams Partners LP
3.800% due 02/15/2015		12,685	12,827
Xerox Corp.
4.250% due 02/15/2015		1,200	1,217
Yum! Brands, Inc.
6.250% due 03/15/2018		541	615

			4,170,802

UTILITIES 1.2%
AES Corp.
8.000% due 10/15/2017		1,516	1,706
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		20,000	22,550
AT&T, Inc.
0.620% due 02/12/2016		3,100	3,108
0.653% due 03/30/2017		6,750	6,768
2.500% due 08/15/2015		12,743	12,961
5.500% due 02/01/2018		3,272	3,663
BellSouth Corp.
4.182% due 04/26/2021		23,700	24,190
BG Energy Capital PLC
2.875% due 10/15/2016		3,982	4,121
BP Capital Markets PLC
0.567% due 11/06/2015		23,500	23,563
0.657% due 11/07/2016		49,700	49,798
3.125% due 10/01/2015		500	514
British Telecommunications PLC
2.000% due 06/22/2015		29,084	29,382
8.500% due 12/07/2016	GBP	22,650	41,942
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$35,900	39,131
7.750% due 11/30/2015		1,300	1,401
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		94,000	94,092
Constellation Energy Group, Inc.
4.550% due 06/15/2015		3,900	4,003
Dominion Resources, Inc.
5.150% due 07/15/2015		2,930	3,031
Duke Energy Corp.
0.615% due 04/03/2017		8,400	8,434
Duquesne Light Holdings, Inc.
5.500% due 08/15/2015		10,000	10,385
Electricite de France S.A.
0.694% due 01/20/2017		2,500	2,506
Enel SpA
4.875% due 02/20/2018	EUR	5,000	7,169
Entergy Corp.
3.625% due 09/15/2015		$31,700	32,474
Exelon Corp.
4.900% due 06/15/2015		17,243	17,749

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		$87,000	$88,316
5.092% due 11/29/2015		181,870	185,256
5.875% due 06/01/2015	EUR	20,000	25,672
6.212% due 11/22/2016		$55,000	57,063
8.146% due 04/11/2018		9,850	10,836
9.250% due 04/23/2019		9,050	10,397
Intergas Finance BV
6.375% due 05/14/2017		990	1,056
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		15,710	16,230
Koninklijke KPN NV
5.750% due 03/18/2016	GBP	5,500	9,452
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		$10,000	10,213
Korea Electric Power Corp.
3.000% due 10/05/2015		5,200	5,305
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		2,500	2,552
Majapahit Holding BV
7.250% due 06/28/2017		900	1,010
8.000% due 08/07/2019		4,600	5,394
Midwest Generation LLC
8.560% due 01/02/2016		21	22
NextEra Energy Capital Holdings, Inc.
7.875% due 12/15/2015		8,000	8,675
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		59,300	60,460
NRG Energy, Inc.
7.625% due 01/15/2018		800	882
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		62,125	64,237
Orange S.A.
2.125% due 09/16/2015		11,866	12,016
Petrobras Global Finance BV
2.374% due 01/15/2019		61,100	61,234
2.595% due 03/17/2017		189,800	192,393
3.000% due 01/15/2019		1,020	996
3.250% due 03/17/2017		45,200	45,854
Plains All American Pipeline LP
3.950% due 09/15/2015		2,000	2,058
Qtel International Finance Ltd.
3.375% due 10/14/2016		16,100	16,704
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		4,738	5,141
5.832% due 09/30/2016		5,192	5,494
6.750% due 09/30/2019		11,400	13,637
Rosneft Finance S.A.
6.250% due 02/02/2015		36,500	36,915
6.625% due 03/20/2017		20,240	20,898
7.500% due 07/18/2016		83,120	86,860
7.875% due 03/13/2018		4,300	4,606
Shell International Finance BV
0.303% due 11/10/2015		500	500
3.100% due 06/28/2015		11,675	11,918
Sprint Capital Corp.
6.900% due 05/01/2019		1,800	1,901
Sprint Communications, Inc.
6.000% due 12/01/2016		81,024	85,379
8.375% due 08/15/2017		63,051	70,696
9.125% due 03/01/2017		22,217	25,105
TECO Finance, Inc.
6.750% due 05/01/2015		6,880	7,119
Telecom Italia Capital S.A.
5.250% due 10/01/2015		1,774	1,829
Telecom Italia SpA
5.625% due 12/29/2015	GBP	5,000	8,443
7.375% due 12/15/2017		13,000	23,574
Telefonica Europe BV
6.500% due 09/18/2018 (f)	EUR	38,200	52,509
Tokyo Electric Power Co., Inc.
4.100% due 05/29/2015	JPY	184,000	1,710
5.050% due 11/28/2014		50,000	458
Verizon Communications, Inc.
0.632% due 06/09/2017		$50,900	51,055
1.764% due 09/15/2016		81,350	83,441
1.984% due 09/14/2018		159,089	167,747
2.500% due 09/15/2016		14,128	14,503
3.000% due 04/01/2016		1,120	1,155

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.650% due 09/14/2018	$77,800	$82,033
4.500% due 09/15/2020	115,500	125,085

		2,328,635

Total Corporate Bonds & Notes (Cost $35,417,138)		37,082,623

MUNICIPAL BONDS & NOTES 5.0%
ALABAMA 0.1%
Alabama Public School & College Authority Revenue Bonds, Series 2010
5.150% due 09/01/2027	75,100	85,221

ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	13,000	14,832

CALIFORNIA 2.5%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	135
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	63,500	82,535
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	91,135	122,175
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	100	125
6.907% due 10/01/2050	74,500	106,492
6.918% due 04/01/2040	60,000	81,167
7.043% due 04/01/2050	145,320	208,858
Burbank, California Electric Revenue Bonds, (BABs), Series 2010
6.323% due 06/01/2040	25,000	28,696
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	2,255	2,255
6.000% due 06/01/2035	10,000	10,000
6.125% due 06/01/2038	2,000	1,907
6.125% due 06/01/2043	2,000	2,000
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	78,800	93,661
California State Department of Water Resources Revenue Notes, Series 2012
1.291% due 12/01/2017	17,000	17,006
1.671% due 12/01/2018	20,000	20,027
1.871% due 12/01/2019	5,000	4,947
2.237% due 12/01/2020	22,355	22,214
2.437% due 12/01/2021	13,155	12,925
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	103,745	145,103
7.350% due 11/01/2039	137,640	193,428
7.500% due 04/01/2034	98,502	140,629
7.550% due 04/01/2039	151,002	220,342
California State General Obligation Bonds, (BABs), Series 2010
5.700% due 11/01/2021	5,660	6,668
6.650% due 03/01/2022	2,700	3,337
7.600% due 11/01/2040	358,390	530,306
7.625% due 03/01/2040	25,900	37,792
7.700% due 11/01/2030	27,735	34,405
7.950% due 03/01/2036	185,140	226,017
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	150	154
5.950% due 04/01/2016	3,200	3,451
6.200% due 10/01/2019	4,050	4,797
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	34,355	46,647
8.000% due 03/01/2035	7,070	8,426
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	15,700	19,549
6.484% due 11/01/2041	10,100	12,927
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	19,998
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	6,710	7,759

6	See Accompanying Notes

September 30, 2014

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Contra Costa Community College District, California General Obligation Bonds, (BABs), Series 2010
6.504% due 08/01/2034	$35,500	$44,081
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	45,000	46,040
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	27,000	19,857
5.750% due 06/01/2047	67,100	53,525
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	17,200	22,530
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	400	409
4.931% due 09/01/2016	500	524
5.395% due 09/01/2017	1,000	1,073
5.845% due 09/01/2018	750	824
6.328% due 09/01/2019	500	560
6.578% due 09/01/2020	1,000	1,143
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030	4,000	4,524
8.360% due 08/01/2040	9,525	10,780
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	12,100	14,137
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	37,075	51,111
6.750% due 08/01/2049	92,300	132,097
Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	12,625	16,948
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	69,500	84,292
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	98,565	126,766
7.618% due 08/01/2040	300	414
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	26,775	33,863
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	58,000	71,914
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	29,690	32,783
6.603% due 07/01/2050	97,420	136,967
7.000% due 07/01/2041	1,500	1,758
7.003% due 07/01/2041	6,665	7,683
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	50,100	59,783
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	30,585	37,188
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	40,650	54,464
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	59,600	72,619
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	37,600	46,394
5.813% due 06/01/2040	27,600	33,185
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	9,000	10,257
6.538% due 07/01/2039	41,240	46,922
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	261
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	44,000	52,721
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,100	1,497

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
5.580% due 02/01/2040	$29,530	$35,462
6.400% due 02/01/2044	6,000	7,860
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	42,000	47,786
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	33,000	43,015
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	56,400	73,815
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	106,250	138,776
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,368
7.021% due 08/01/2040	24,900	28,274
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	24,600	34,744
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	22,100	24,911
7.200% due 08/01/2039	35,000	38,350
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (BABs), Series 2010
6.325% due 08/01/2040	10,000	12,477
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	37,000	40,431
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	50,000	65,929
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	43,695	43,022
San Francisco, California City & County Certificates of Participation Bonds, (BABs), Series 2009
6.487% due 11/01/2041	5,300	6,516
San Francisco, California Public Utilities Commission Wastewater Revenue Bonds, (BABs), Series 2010
5.500% due 10/01/2029	9,180	10,631
5.600% due 10/01/2030	9,520	11,146
5.820% due 10/01/2040	19,315	23,787
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	819
6.000% due 11/01/2040	8,000	10,046
6.950% due 11/01/2050	10,500	14,839
San Mateo Union High School District, California General Obligation Bonds, (BABs), Series 2010
6.733% due 09/01/2034	15,745	18,088
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,243
Signal Hill Redevelopment Agency, California Tax Allocation Bonds, (FGIC Insured), Series 2006
5.581% due 10/01/2016	70	71
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	15,200	17,487
Southern California Public Power Authority Revenue Bonds, (BABs), Series 2010
5.921% due 07/01/2035	5,000	5,798
5.943% due 07/01/2040	23,100	27,208
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,092
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,140	925
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	18,700	23,176
6.270% due 05/15/2031	4,230	4,695
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	43,175	53,705
6.296% due 05/15/2050	34,500	39,794
University of California Revenue Bonds, Series 2011
0.657% due 07/01/2041	85,000	85,337
0.754% due 07/01/2041	25,000	25,099

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	$4,130	$3,968
West Contra Costa Unified School District, California General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034	10,615	12,821

		4,859,265

COLORADO 0.0%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	24,200	29,409
7.017% due 12/15/2037	31,500	42,106
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.518% due 04/01/2024	5,000	5,545

		77,060

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	182
Stratford, Connecticut General Obligation Bonds, Series 2013
6.000% due 08/15/2038	3,400	4,126

		4,308

DISTRICT OF COLUMBIA 0.0%
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	10,000	13,450

FLORIDA 0.1%
Broward County, Florida Half-Cent Sales Tax Revenue Bonds, (BABs), Series 2010
5.764% due 10/01/2025	15,000	16,775
6.206% due 10/01/2030	15,000	16,659
Florida State General Obligation Bonds, (BABs), Series 2009
5.750% due 06/01/2039	5,000	5,420
Palm Bay, Florida Revenue Bonds, Series 2013
6.315% due 10/01/2040	16,500	18,728
Seminole County, Florida Water & Sewer Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	41,600	46,230

		103,812

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,800	7,280
6.655% due 04/01/2057	173,534	213,591
7.055% due 04/01/2057	1,665	1,867

		222,738

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	76,200	87,542
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	53,520	58,363
6.899% due 12/01/2040	335,265	414,254
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	34,200	40,891
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
5.851% due 12/01/2034	20,000	24,590
6.184% due 01/01/2034	10,800	13,617

		639,277

INDIANA 0.0%
Evansville Redevelopment Authority, Indiana Revenue Bonds, (BABs), Series 2010
6.960% due 02/01/2034	7,630	8,574
Indiana Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.594% due 01/01/2042	7,700	8,555
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
5.966% due 01/15/2030	6,300	7,653
6.004% due 01/15/2040	45,000	56,945

		81,727

See Accompanying Notes	7

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
IOWA 0.0%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	$22,500	$25,795
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	33,845	34,034

		59,829

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2010
5.373% due 11/01/2025	200	227

LOUISIANA 0.1%
Administrators of the Tulane Educational Fund, Louisiana Revenue Bonds, Series 2013
5.000% due 10/01/2047	10,000	9,831
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	80,000	88,428

		98,259

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	35,000	41,037
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	24,700	29,371
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,100	7,863

		78,271

MICHIGAN 0.0%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	50,000	57,366
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	290	250

		57,616

MISSOURI 0.0%
Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037 ^	3,350	419

NEBRASKA 0.0%
Nebraska Public Power District Revenue Bonds, (BABs), Series 2010
5.323% due 01/01/2030	600	650
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	10,000	11,349

		11,999

NEVADA 0.2%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	141,200	194,330
Clark County, Nevada General Obligation Bonds, (BABs), Series 2010
7.000% due 07/01/2038	35,000	41,845
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	90,000	98,169
7.100% due 06/01/2039	33,000	36,532
7.263% due 06/01/2034	47,500	51,402
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2010
5.650% due 03/01/2035	15,085	17,138
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	33,200	29,663

		469,079

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2019	11,250	9,878
0.000% due 02/15/2020	65,775	55,471
0.000% due 02/15/2021	3,000	2,398
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	600	662

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	$81,765	$113,483
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	25,200	28,091
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	8,000	5,896

		215,879

NEW YORK 0.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	5,095	6,222
7.336% due 11/15/2039	1,020	1,524
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.989% due 11/15/2030	40,000	49,554
6.089% due 11/15/2040	40,000	51,148
6.548% due 11/15/2031	27,525	35,322
6.648% due 11/15/2039	80,000	106,346
7.134% due 11/15/2030	16,300	19,109
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.399% due 12/01/2024	3,600	4,169
5.985% due 12/01/2036	16,860	20,462
6.435% due 12/01/2035	4,900	5,604
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.237% due 12/01/2021	4,355	4,953
5.687% due 12/01/2023	6,470	7,693
5.698% due 03/01/2027	200	241
5.817% due 10/01/2031	2,500	2,760
5.887% due 12/01/2024	3,845	4,648
6.246% due 06/01/2035	50,055	57,485
6.271% due 12/01/2037	4,000	5,081
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	226
New York City, New York General Obligation Notes, (BABs), Series 2010
4.787% due 12/01/2018	4,525	5,036
4.937% due 12/01/2019	5,875	6,578
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.725% due 11/01/2023	5,310	5,865
4.905% due 11/01/2024	400	449
5.075% due 11/01/2025	1,500	1,715
5.508% due 08/01/2037	70,200	84,500
5.572% due 11/01/2038	60,100	72,374
5.808% due 08/01/2030	25,300	28,862
5.932% due 11/01/2036	36,900	41,415
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	10,000	11,659
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	74,285	88,166
5.790% due 06/15/2041	65,285	71,883
6.124% due 06/15/2042	75,000	84,651
6.282% due 06/15/2042	52,100	59,701
6.491% due 06/15/2042	18,000	20,789
New York Counties Tobacco Trust Revenue Bonds, Series 2005
6.000% due 06/01/2027	12,770	12,150
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	28,500	33,700
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	50,200	58,814
5.500% due 03/15/2030	1,100	1,283
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	14,000	16,013
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,202
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	54,500	65,796

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	$405	$499
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	91,085	109,984
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	9,200	10,113
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	56,200	56,084

		1,331,828

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	36,300	40,942

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	85,277	107,059
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	59,200	71,267
6.270% due 02/15/2050	175	215
7.834% due 02/15/2041	17,400	24,943
8.084% due 02/15/2050	213,460	332,285
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,100	1,383
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	284,475	222,732
6.500% due 06/01/2047	16,900	14,226
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,579
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,600	4,783

		782,472

OREGON 0.0%
Oregon State Department of Administrative Services Certificates of Participation Bonds, (BABs), Series 2010
6.130% due 05/01/2030	16,025	17,758
6.180% due 05/01/2035	18,170	20,013

		37,771

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,371
5.401% due 06/15/2022	3,500	3,977
5.501% due 06/15/2023	3,500	4,008
6.532% due 06/15/2039	42,250	48,112
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	900	1,108

		59,576

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	184
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	7,041

		7,225

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	6,025	7,737

TEXAS 0.2%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	30,000	34,594
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	140	183

8	See Accompanying Notes

September 30, 2014

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	$48,000	$60,836
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
6.171% due 08/15/2034	800	913
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.335% due 04/01/2040	11,082	11,265
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.410% due 02/01/2030	18,600	21,669
8.910% due 02/01/2030	21,500	25,765
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	9,600	12,139
6.308% due 02/01/2037	40,400	45,533
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	10,500	11,879
Texas State General Obligation Bonds, (BABs), Series 2010
4.631% due 04/01/2033	200	223
4.681% due 04/01/2040	200	223
Texas State General Obligation Notes, (BABs), Series 2010
3.203% due 04/01/2019	500	527
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030	44,550	52,304
Victoria, Texas General Obligation Bonds, (BABs), Series 2009
6.124% due 08/15/2030	1,000	1,113

		279,166

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	770

WASHINGTON 0.0%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.403% due 07/01/2025	400	404
3.503% due 07/01/2026	200	200
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	13,746
Tacoma, Washington Electric System Revenue Bonds, (BABs), Series 2010
5.966% due 01/01/2035	13,000	15,615
Washington Biomedical Research Facilities Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	1,000	1,262
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,000	1,217

		32,444

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	153,125	130,300

WISCONSIN 0.1%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037 ^	1,250	450
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	74,600	83,536

		83,986

Total Municipal Bonds & Notes (Cost $8,606,262)		9,887,485

U.S. GOVERNMENT AGENCIES 15.8%
Bolivia Government AID Bond
0.376% due 02/01/2019	2,093	1,935
Fannie Mae
0.000% due 04/25/2018 - 03/25/2036 (b)	3,850	3,553
0.000% due 10/09/2019	13,300	11,812
0.215% due 07/25/2037	428	419
0.255% due 01/25/2021	26	26
0.275% due 03/25/2034	127	127

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.285% due 03/25/2036	$3,190	$3,018
0.305% due 08/25/2034	128	128
0.355% due 05/25/2035 - 10/27/2037	103,144	102,946
0.395% due 06/25/2032	21	21
0.405% due 05/25/2037	231	231
0.455% due 12/25/2028 - 03/25/2037	2,904	2,913
0.465% due 04/25/2037	74,408	74,611
0.475% due 06/25/2037	10	10
0.505% due 08/25/2033 - 03/25/2044	20,765	20,825
0.515% due 03/25/2037	71	71
0.535% due 07/25/2037	2,237	2,249
0.554% due 04/18/2028	68	69
0.555% due 06/25/2029 - 11/25/2036	4,146	4,168
0.565% due 09/25/2035	20,255	20,413
0.600% due 02/25/2037	10,348	10,379
0.604% due 10/18/2030	437	442
0.605% due 08/25/2021 - 12/25/2041	58,985	59,564
0.655% due 03/25/2017 - 05/25/2040	42,295	42,682
0.704% due 12/18/2031	99	101
0.705% due 06/25/2018 - 09/25/2041	846	855
0.735% due 08/25/2037 - 06/25/2041	22,405	22,666
0.749% due 08/25/2022 (a)	78,267	3,009
0.755% due 08/25/2022	4	4
0.785% due 05/25/2040	3,160	3,227
0.805% due 10/25/2023 - 03/25/2024	936	952
0.855% due 10/25/2037 - 06/25/2040	20,520	20,862
0.875% due 02/08/2018 (k)	431,700	425,333
0.875% due 06/25/2037	12,693	12,883
0.885% due 06/25/2040	51,605	52,389
0.886% due 11/01/2021	5,912	5,964
0.895% due 03/25/2040	6,072	6,182
0.905% due 03/25/2038 - 06/25/2040	28,477	28,966
0.955% due 01/25/2022	12	12
0.975% due 12/25/2039	1,142	1,164
0.985% due 01/25/2022	34	35
1.005% due 12/25/2021	18	18
1.055% due 04/25/2032	20	20
1.125% due 04/27/2017 (k)	263,987	265,391
1.155% due 04/25/2023	115	118
1.176% due 04/01/2027	22	23
1.318% due 07/01/2042 - 10/01/2044	28,700	29,425
1.319% due 12/01/2044	3,322	3,394
1.368% due 09/01/2041	10,422	10,906
1.375% due 01/01/2021	4	4
1.518% due 10/01/2030 - 10/01/2040	3,550	3,716
1.605% due 06/01/2035	1,073	1,145
1.625% due 11/27/2018	700	699
1.669% due 04/01/2027	23	24
1.723% due 02/01/2023	42	42
1.737% due 05/01/2023	88	88
1.750% due 02/01/2022	76	76
1.770% due 06/01/2030 - 09/01/2035	81	83
1.781% due 06/01/2023 - 03/01/2035	95	98
1.785% due 09/01/2022	57	59
1.795% due 11/01/2023	13	13
1.836% due 02/01/2035	1,864	1,974
1.853% due 10/01/2034	190	200
1.875% due 09/18/2018 - 12/01/2024	56,500	57,121
1.885% due 09/01/2024	58	58
1.895% due 11/01/2031	103	103
1.897% due 02/01/2034	49	52
1.906% due 10/01/2034	1,031	1,099

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.916% due 02/01/2035	$2,241	$2,386
1.918% due 10/01/2020	10	10
1.925% due 03/01/2034	5,002	5,301
1.926% due 10/01/2034	797	846
1.932% due 03/01/2033	72	75
1.950% due 08/01/2035	264	265
1.961% due 01/01/2035	4,383	4,709
1.967% due 08/01/2025	615	656
1.971% due 05/01/2035	110	115
1.974% due 09/01/2034	702	740
1.977% due 12/01/2034	133	140
1.979% due 11/01/2035	2,121	2,243
1.980% due 01/01/2035 - 02/01/2035	7,005	7,430
1.986% due 11/01/2034	857	918
1.996% due 12/01/2034	21	22
2.000% due 04/01/2017	12	12
2.006% due 05/01/2034 - 12/01/2034	343	362
2.010% due 06/01/2035	90	94
2.013% due 06/01/2021	135	141
2.016% due 09/01/2035	4,496	4,743
2.024% due 04/01/2036	169	180
2.039% due 01/01/2035	92	98
2.040% due 11/01/2034	1,546	1,627
2.054% due 01/01/2035	4,436	4,749
2.058% due 07/01/2035	31	34
2.060% due 01/01/2036	12	12
2.065% due 09/01/2035	41	44
2.069% due 11/01/2035	154	161
2.075% due 06/01/2035	1,081	1,147
2.077% due 11/01/2023	16	16
2.085% due 07/01/2019	22	22
2.105% due 08/01/2035	1,553	1,662
2.110% due 05/01/2024	8	8
2.114% due 11/01/2032	40	43
2.119% due 10/01/2024	36	36
2.125% due 07/01/2034 - 08/01/2035	491	522
2.128% due 10/01/2035	806	867
2.138% due 09/01/2034	9,489	10,147
2.142% due 08/01/2032	17	18
2.147% due 08/01/2035	3,765	4,023
2.150% due 07/01/2024	56	56
2.153% due 05/01/2037	23	24
2.154% due 11/01/2019	23	23
2.165% due 10/01/2019	36	36
2.177% due 11/01/2035	438	472
2.182% due 12/01/2034	710	750
2.185% due 06/01/2034	8	8
2.189% due 05/01/2033	104	111
2.190% due 12/01/2023 - 11/01/2025	165	169
2.198% due 07/01/2033	8	9
2.202% due 05/25/2035	12,906	13,186
2.216% due 12/01/2033 - 02/01/2035	1,469	1,569
2.217% due 03/01/2033	110	118
2.220% due 07/01/2026 - 05/01/2036	1,853	1,996
2.222% due 05/01/2035	8,847	9,491
2.227% due 04/01/2038	14	15
2.229% due 11/01/2034	30	32
2.230% due 09/01/2023	90	90
2.233% due 02/01/2035 - 09/01/2036	1,440	1,538
2.235% due 11/01/2035	6,312	6,671
2.237% due 05/01/2035	5,128	5,517
2.238% due 12/01/2034	19	20
2.240% due 04/01/2033 - 03/01/2035	704	741
2.245% due 03/01/2025 - 11/01/2025	315	332
2.249% due 12/01/2034	43	46
2.250% due 01/01/2020 - 12/01/2025	85	85
2.253% due 04/01/2034	6	6

See Accompanying Notes	9

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.255% due 08/01/2027 - 08/01/2035	$1,067	$1,139
2.260% due 11/01/2025 - 08/01/2033	295	311
2.265% due 09/01/2029	3	3
2.266% due 12/01/2022 - 01/01/2036	438	469
2.274% due 09/01/2035	240	241
2.275% due 08/01/2026	54	57
2.277% due 09/01/2033 - 09/01/2035	4,681	5,008
2.278% due 09/01/2033	60	63
2.282% due 05/01/2025	107	113
2.285% due 02/01/2035	2,049	2,205
2.286% due 09/01/2037	46	50
2.291% due 01/01/2026	104	105
2.294% due 04/01/2035	43	46
2.297% due 07/01/2035	1,562	1,678
2.300% due 10/01/2024 - 01/01/2036	4,323	4,599
2.302% due 07/01/2021	15	15
2.305% due 04/01/2034	132	141
2.310% due 08/01/2022 - 02/01/2036	75,014	73,467
2.315% due 11/01/2023	101	101
2.318% due 07/01/2035 - 11/01/2035	3,152	3,361
2.320% due 06/01/2023	13	13
2.325% due 12/01/2023 - 09/01/2035	4,087	4,459
2.328% due 04/01/2027 - 09/01/2035	746	808
2.330% due 09/01/2024 - 03/01/2035	118	119
2.335% due 06/01/2035	4,330	4,628
2.339% due 05/01/2026	26	26
2.340% due 11/01/2025 - 06/01/2035	84	89
2.344% due 06/01/2030	65	65
2.345% due 07/01/2026 - 12/01/2036	79	84
2.362% due 12/01/2035	5	6
2.363% due 07/01/2020	32	32
2.375% due 03/01/2024 - 03/01/2036	263	278
2.381% due 11/01/2024 - 02/01/2028	583	611
2.383% due 08/01/2035 - 09/01/2035	1,250	1,329
2.385% due 06/01/2035	2,688	2,884
2.391% due 01/01/2037	143	154
2.393% due 10/01/2035	573	616
2.394% due 05/01/2030	5	5
2.395% due 12/01/2025	196	197
2.396% due 04/01/2024	148	148
2.398% due 11/01/2034	1,014	1,091
2.411% due 05/01/2030	6	6
2.415% due 08/01/2035	30	32
2.420% due 02/01/2019	49	50
2.422% due 03/01/2034	3,473	3,694
2.425% due 08/01/2031	104	105
2.438% due 01/01/2035	920	990
2.440% due 06/01/2025 - 11/01/2025	275	277
2.450% due 10/01/2027	33	35
2.459% due 02/01/2036	97	104
2.460% due 08/01/2022 - 03/01/2026	17,839	17,607
2.465% due 03/01/2036	239	257
2.472% due 08/01/2023	25	25
2.475% due 05/01/2022	3	3
2.481% due 12/01/2033	273	291
2.482% due 01/01/2037	69	73
2.485% due 11/01/2034	2,204	2,370
2.487% due 08/01/2027	63	63
2.500% due 02/01/2024	14	14
2.504% due 01/01/2036	337	341
2.514% due 04/01/2035	1,610	1,730

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.520% due 07/01/2017	$205	$211
2.530% due 10/01/2022	17,410	17,230
2.537% due 09/01/2035	476	511
2.538% due 06/01/2033	74	79
2.539% due 09/01/2017	113	117
2.542% due 10/01/2023	14	14
2.555% due 12/01/2023	26	26
2.568% due 09/01/2019	252	259
2.615% due 06/01/2035	584	628
2.618% due 12/01/2017	162	169
2.626% due 12/01/2027	141	142
2.633% due 12/01/2030	11	11
2.640% due 06/01/2022	8,000	7,993
2.641% due 04/01/2018	59	61
2.655% due 05/01/2035	34	36
2.657% due 10/01/2026	8	8
2.660% due 08/01/2022	5,092	5,085
2.665% due 07/01/2022	5,767	5,768
2.670% due 08/01/2022	20,403	20,394
2.672% due 01/01/2018	31	31
2.680% due 02/01/2022 - 06/01/2022	27,425	27,264
2.708% due 02/01/2028	184	190
2.722% due 04/01/2026	12	12
2.725% due 12/01/2026	10	10
2.740% due 08/01/2022	12,184	12,237
2.750% due 07/01/2022 - 08/01/2024	11,605	11,615
2.759% due 05/01/2023	121	125
2.770% due 06/01/2022	13,898	14,003
2.780% due 06/01/2022 - 08/01/2022	15,026	15,138
2.790% due 07/01/2022	4,337	4,371
2.800% due 03/01/2018 - 08/01/2022	12,434	12,552
2.809% due 03/01/2023	90	90
2.820% due 04/01/2022 - 07/01/2022	23,943	24,212
2.825% due 02/01/2020	14	14
2.830% due 07/01/2022	3,623	3,661
2.850% due 05/01/2022 - 06/01/2022	2,205	2,233
2.870% due 03/01/2022 - 09/01/2027	197,377	188,869
2.875% due 10/01/2024 - 11/01/2027	40	40
2.895% due 02/01/2033	1	1
2.896% due 02/01/2021	21	21
2.900% due 06/01/2020 - 05/01/2022	6,861	6,943
2.920% due 03/01/2022 - 06/01/2022	27,768	28,192
2.940% due 06/01/2022	8,195	8,329
2.960% due 05/01/2022 - 07/01/2022	6,924	7,031
2.966% due 09/01/2021	4	4
2.990% due 06/01/2022	17,000	17,264
2.996% due 08/01/2022	361	366
3.000% due 10/01/2020 - 10/01/2029	1,549,473	1,599,401
3.025% due 11/01/2022	10	10
3.040% due 04/01/2022	3,107	3,173
3.044% due 05/01/2022	8,681	8,903
3.120% due 04/01/2022	6,552	6,738
3.140% due 11/01/2021	8,581	8,869
3.146% due 10/01/2027	101	105
3.156% due 05/01/2022	588	611
3.244% due 09/01/2037	3	4
3.284% due 02/01/2021	25	25
3.330% due 11/01/2021 - 12/01/2021	34,725	36,254
3.375% due 03/01/2023	56	59
3.380% due 11/01/2021 - 12/01/2023	48,249	50,080
3.416% due 10/01/2020	401	423
3.420% due 11/01/2021	5,367	5,584
3.434% due 03/01/2022	66,087	69,606
3.449% due 07/01/2024	37	37

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.450% due 01/01/2024	$26,471	$27,606
3.500% due 10/01/2018 - 10/01/2044	3,091,109	3,247,282
3.538% due 08/01/2027	251	268
3.570% due 11/01/2021	2,785	2,986
3.615% due 12/01/2020	291	307
3.830% due 07/01/2021	299	322
3.840% due 05/01/2018	350	374
3.925% due 09/01/2028	60	63
3.980% due 07/01/2021	45,500	49,084
3.996% due 02/25/2033	999	855
4.000% due 07/01/2015 - 10/01/2044	4,300,966	4,554,521
4.250% due 05/01/2016	11,528	11,933
4.295% due 11/01/2021	28	28
4.375% due 06/01/2021	561	620
4.379% due 02/01/2028	13	14
4.386% due 12/01/2036	384	409
4.500% due 11/01/2014 - 11/01/2044	5,379,853	5,809,732
4.501% due 07/01/2019 - 09/01/2034	33,575	36,838
4.661% due 03/01/2023	223	224
4.912% due 07/01/2035	410	416
5.000% due 05/11/2017 (k)	109,701	121,147
5.000% due 06/01/2018 - 10/01/2044	863,771	955,304
5.030% due 05/01/2024	2,151	2,438
5.038% due 06/01/2035	492	525
5.069% due 09/01/2035	9	10
5.076% due 10/01/2035	484	518
5.102% due 08/01/2035	646	693
5.110% due 11/01/2035	1,225	1,319
5.114% due 11/01/2035	497	507
5.133% due 02/01/2016	130	136
5.141% due 05/01/2035	68	72
5.143% due 12/01/2035	342	365
5.154% due 08/01/2035	536	575
5.155% due 09/01/2035	637	682
5.163% due 06/01/2029	22	23
5.174% due 11/01/2035	2	2
5.199% due 07/01/2035	889	954
5.208% due 11/01/2035	574	601
5.235% due 07/01/2035	478	506
5.266% due 12/01/2035	109	117
5.281% due 09/01/2035	1,066	1,143
5.283% due 10/01/2035	875	938
5.287% due 10/01/2035	626	675
5.290% due 01/01/2036	619	660
5.310% due 08/25/2033	203	204
5.341% due 08/01/2035	327	344
5.361% due 09/01/2035	226	240
5.370% due 11/01/2035 - 08/25/2043	944	1,000
5.384% due 10/01/2035	340	366
5.487% due 12/01/2035	561	601
5.491% due 10/01/2035	93	98
5.500% due 06/01/2017 - 02/01/2042	1,521,021	1,699,302
5.500% due 05/01/2034 (i)	259,294	291,158
5.514% due 03/01/2036	419	449
5.689% due 06/01/2036	91	91
5.699% due 03/01/2036	486	525
5.746% due 02/01/2036	842	909
5.749% due 04/01/2036	1	1
5.750% due 12/20/2027 - 08/25/2034	1,458	1,622
5.783% due 03/01/2036	635	680
5.790% due 10/01/2017	364	404
5.883% due 12/25/2042	14,605	16,376
5.913% due 09/01/2036	5	5
5.916% due 02/25/2037 (a)	60	8
5.946% due 06/25/2037 - 08/25/2043 (a)	50,909	9,657
5.996% due 12/25/2042 (a)	10,657	1,820
6.000% due 12/01/2014 - 11/01/2044	1,485,478	1,681,970
6.046% due 03/25/2039 (a)	56,252	8,456

10	See Accompanying Notes

September 30, 2014

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.096% due 05/25/2037 - 01/25/2040 (a)	$3,470	$532
6.146% due 08/25/2042 (a)	42,308	10,035
6.160% due 08/01/2017	139	149
6.250% due 07/01/2024 - 02/25/2029	543	605
6.290% due 02/25/2029	119	130
6.300% due 10/17/2038	2,338	2,378
6.346% due 02/25/2037 - 05/25/2042 (a)	115,416	24,387
6.370% due 10/25/2042	14,135	15,695
6.396% due 07/25/2036 (a)	1,687	274
6.446% due 12/25/2036 - 06/25/2037 (a)	1,497	168
6.486% due 12/25/2036 (a)	594	100
6.496% due 07/25/2037 (a)	1,439	229
6.500% due 06/01/2015 - 02/25/2047	46,197	51,663
6.606% due 05/25/2037 (a)	123	21
6.750% due 10/25/2023	107	119
6.884% due 08/25/2037	115	128
6.900% due 05/25/2023	13	15
7.000% due 03/01/2015 - 01/25/2048	8,965	10,045
7.346% due 09/25/2038 (a)	993	141
7.375% due 05/25/2022	345	397
7.500% due 10/01/2014 - 07/25/2041	2,282	2,476
7.750% due 01/25/2022	353	382
7.780% due 01/01/2018	1,770	1,812
7.800% due 10/25/2022 - 06/25/2026	87	100
8.000% due 06/01/2015 - 08/01/2032	7,123	8,447
8.000% due 08/18/2027 (a)	4	1
8.060% due 04/01/2030	1,497	1,771
8.080% due 04/01/2030	827	858
8.463% due 03/25/2039	7	8
8.490% due 06/01/2025	689	728
8.500% due 06/01/2017 - 07/01/2037	1,731	2,008
8.750% due 01/25/2021	48	53
9.000% due 04/01/2017 - 11/01/2025	508	573
9.000% due 06/25/2022 (a)	16	4
9.250% due 04/25/2018	5	5
9.273% due 10/25/2043	75,117	85,060
9.300% due 05/25/2018 - 08/25/2019	13	14
9.500% due 01/01/2018 - 03/01/2026	231	253
9.501% due 09/25/2028	40	41
9.806% due 11/25/2040	1	1
10.000% due 08/01/2017 - 05/01/2022	38	39
10.500% due 12/01/2016 - 04/01/2022	1	1
11.000% due 11/25/2017 - 11/01/2020	10	11
903.213% due 08/25/2021 (a)	0	1
1,000.000% due 04/25/2022 (a)	0	1
Fannie Mae Strips
8.500% due 01/25/2018 (a)	1	0
FDIC Structured Sale Guaranteed Notes
0.653% due 11/29/2037	8,957	8,932
2.980% due 12/06/2020	4,146	4,275
Federal Housing Administration
6.896% due 07/01/2020	3,628	3,591
7.110% due 05/01/2019	618	612
7.315% due 08/01/2019	1,931	1,916
7.350% due 04/01/2019	9	9
7.430% due 10/01/2018 - 05/01/2024	2,315	2,299
7.450% due 05/01/2021	1,470	1,459
7.460% due 01/01/2023	14	14
7.465% due 11/01/2019	947	939

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Freddie Mac
0.195% due 12/25/2036	$6,575	$6,550
0.304% due 07/15/2019 - 08/15/2019	3,514	3,520
0.394% due 05/15/2036	11	11
0.404% due 07/15/2034	341	343
0.415% due 08/25/2031	373	365
0.454% due 02/15/2037	6	6
0.494% due 02/15/2037	57	57
0.504% due 12/15/2029	63	64
0.554% due 06/15/2018 - 05/15/2041	17,434	17,551
0.604% due 06/15/2023 - 12/15/2031	120	122
0.654% due 06/15/2030 - 12/15/2032	128	130
0.704% due 01/15/2042	176	178
0.724% due 06/15/2041 - 07/15/2041	22,084	22,316
0.734% due 05/15/2032 - 07/15/2037	7,867	7,988
0.750% due 01/12/2018 (k)	452,629	444,001
0.764% due 07/15/2037	1,249	1,263
0.824% due 08/15/2037	8,160	8,260
0.854% due 08/15/2037	2,701	2,748
0.864% due 10/15/2037	4,012	4,073
0.874% due 05/15/2037 - 09/15/2037	4,098	4,173
0.875% due 03/07/2018	339,800	334,167
0.884% due 05/15/2040	56	57
0.904% due 08/15/2036	89	91
1.000% due 03/08/2017 (k)	914,261	916,980
1.004% due 11/15/2039	113	114
1.154% due 02/15/2021	7	8
1.155% due 05/25/2043	7,130	7,322
1.250% due 08/01/2019 - 10/02/2019	1,767,250	1,718,582
1.318% due 10/25/2044 - 02/25/2045	31,304	31,951
1.370% due 10/25/2023	85	84
1.518% due 07/25/2044	3,719	3,855
1.625% due 04/01/2017 - 06/01/2017	1	1
1.680% due 01/01/2022	28	28
1.687% due 12/25/2018 (a)	289,812	16,392
1.750% due 05/30/2019	18,700	18,660
1.814% due 06/25/2020 (a)	18,716	1,340
1.823% due 10/01/2023	28	28
1.836% due 05/01/2037	332	348
1.857% due 09/01/2035	68	71
1.858% due 03/01/2024	54	54
1.875% due 12/01/2016 - 06/01/2022	24	25
1.880% due 10/25/2023	426	443
1.945% due 02/01/2037	19	20
1.968% due 09/01/2035	27	28
1.972% due 03/01/2035	927	968
2.000% due 09/01/2018	26	26
2.015% due 05/01/2023	58	59
2.039% due 10/01/2022 - 12/01/2026	298	306
2.095% due 08/01/2035	381	405
2.109% due 07/01/2023	25	26
2.125% due 02/01/2018	10	10
2.140% due 05/01/2020	14	14
2.160% due 06/01/2033	171	181
2.185% due 04/01/2036	615	652
2.188% due 09/01/2023	96	96
2.190% due 07/01/2024	49	50
2.207% due 02/01/2036	299	318
2.209% due 05/01/2035	10,604	11,278
2.210% due 07/01/2020	69	70
2.218% due 10/01/2035	416	443
2.221% due 06/01/2035	21,509	22,875
2.222% due 07/01/2032	1	1
2.229% due 06/01/2037	23	25
2.231% due 08/01/2035	20	21
2.235% due 07/01/2022 - 08/01/2023	59	59

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.243% due 05/01/2037	$78	$83
2.250% due 01/01/2019 - 01/01/2036	69	68
2.253% due 08/01/2035	137	146
2.258% due 12/01/2022	3	3
2.265% due 11/01/2026	155	156
2.280% due 07/01/2033	7	8
2.286% due 09/01/2035	160	172
2.287% due 07/01/2035	4,507	4,825
2.288% due 11/01/2023	105	111
2.297% due 10/01/2035	13,532	14,449
2.298% due 09/01/2037	15	16
2.302% due 04/01/2025	5	5
2.305% due 06/01/2022	181	186
2.308% due 04/01/2025	1	1
2.309% due 06/01/2021	140	145
2.311% due 04/01/2025	42	42
2.313% due 08/01/2023 - 04/01/2024	292	302
2.323% due 10/25/2018	15	15
2.324% due 10/01/2026 - 09/01/2028	166	175
2.327% due 09/01/2035	3,588	3,848
2.329% due 06/01/2022	49	51
2.337% due 06/01/2024	196	207
2.339% due 02/01/2025	9	10
2.340% due 03/01/2035	17	18
2.350% due 07/01/2024	39	41
2.355% due 08/01/2023	205	214
2.356% due 03/01/2036	99	106
2.358% due 10/01/2035 - 01/01/2037	9,176	9,656
2.360% due 09/01/2023 - 11/01/2035	8,937	9,563
2.361% due 02/01/2023	52	52
2.362% due 05/01/2023	23	23
2.363% due 07/01/2035	4,801	5,119
2.364% due 05/01/2022	8	8
2.365% due 08/01/2023 - 11/01/2023	201	203
2.369% due 07/01/2025 - 07/01/2036	478	503
2.370% due 05/01/2036	310	332
2.371% due 01/01/2034	2,620	2,796
2.374% due 04/01/2029	74	77
2.375% due 01/13/2022 - 08/01/2035	879,622	876,577
2.384% due 04/01/2036	5	5
2.386% due 09/01/2023	283	299
2.390% due 05/01/2023	31	32
2.393% due 07/01/2032	45	48
2.395% due 01/01/2035	187	189
2.396% due 05/01/2027	10	11
2.402% due 10/01/2024	45	48
2.409% due 07/01/2023	54	54
2.415% due 10/01/2035	6,963	7,437
2.425% due 10/01/2023	118	118
2.428% due 02/01/2026	288	290
2.429% due 08/01/2023	449	474
2.453% due 02/01/2037	13	14
2.467% due 10/01/2024	13	14
2.474% due 11/01/2034	290	311
2.480% due 02/01/2021	4	4
2.481% due 10/01/2023	37	37
2.482% due 07/01/2027 - 01/01/2028	28	30
2.490% due 06/01/2020	37	37
2.491% due 10/01/2035 - 11/01/2035	12,617	13,524
2.492% due 10/01/2020	4	4
2.494% due 09/01/2023	200	201
2.495% due 05/01/2037	44	47
2.500% due 05/01/2023 - 12/01/2023	89	91
2.508% due 05/01/2021	373	382
2.530% due 01/01/2019	26	26
2.533% due 07/01/2030	483	503
2.546% due 10/01/2023	59	60

See Accompanying Notes	11

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.553% due 01/01/2024	$8	8
2.554% due 12/01/2037	71	72
2.628% due 08/01/2023	30	30
2.654% due 03/01/2021	157	158
2.658% due 12/01/2018	85	87
2.670% due 06/01/2030	305	308
2.762% due 07/01/2019	78	78
2.777% due 03/01/2022	266	277
2.780% due 10/01/2020	16	16
2.818% due 05/01/2018	60	60
2.830% due 01/25/2036	3,513	3,699
2.862% due 04/01/2029	18	18
2.887% due 07/01/2019	1	1
2.908% due 08/15/2032	2,346	2,462
2.922% due 05/01/2020	6	6
3.000% due 03/01/2027	39	41
3.000% due 08/15/2027 (a)	24,831	3,171
3.075% due 01/01/2019	1	1
3.083% due 05/01/2018	80	80
3.105% due 05/01/2018	25	25
3.137% due 01/01/2021	13	13
3.500% due 09/01/2018 - 08/15/2042	20,400	19,601
3.750% due 03/27/2019	142,200	154,075
4.000% due 09/15/2018 - 11/01/2044	276,677	289,757
4.500% due 03/01/2018 - 11/01/2044	1,570,871	1,694,690
4.995% due 10/01/2035	496	521
5.000% due 10/01/2016 - 07/01/2040	42,522	45,664
5.423% due 11/01/2035	336	357
5.493% due 12/01/2035	586	622
5.500% due 09/01/2017 - 07/01/2047	240,011	267,441
5.507% due 03/01/2036	357	366
5.579% due 02/01/2038	5	5
5.846% due 06/15/2042 (a)	37,840	7,470
5.854% due 04/01/2036	352	374
5.876% due 07/15/2042 (a)	97,442	16,740
5.950% due 06/15/2028	22,473	24,651
5.996% due 01/15/2043 (a)	52,921	11,453
6.000% due 02/01/2016 - 05/01/2040	386,722	435,626
6.096% due 02/15/2038 (a)	1,106	161
6.146% due 05/15/2039 (a)	900	144
6.250% due 12/15/2028	365	399
6.296% due 03/15/2037 (a)	460	78
6.346% due 08/15/2036 (a)	374	60
6.356% due 12/15/2041 (a)	35,884	6,564
6.426% due 09/15/2036 (a)	497	85
6.496% due 11/15/2036 (a)	19,699	3,668
6.500% due 01/01/2015 - 10/25/2043	101,712	113,046
6.950% due 07/15/2021 - 08/15/2021	36	39
7.000% due 03/01/2017 - 10/25/2043	17,919	20,344
7.000% due 09/15/2023 (a)	7	2
7.400% due 02/01/2021	268	266
7.500% due 02/01/2016 - 11/01/2037	6,517	7,467
7.645% due 05/01/2025	5,917	6,497
7.800% due 09/15/2020	2	2
8.000% due 08/01/2016 - 06/01/2030	1,077	1,220
8.250% due 06/15/2022	75	85
8.500% due 06/01/2015 - 06/01/2030	668	751
8.750% due 12/15/2020	33	39
8.843% due 11/15/2033	986	1,112
8.900% due 11/15/2020	161	178
9.000% due 08/01/2016 - 07/01/2030	230	257
9.250% due 07/01/2017	1	1
9.500% due 09/01/2016 - 12/01/2022	138	151

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
9.593% due 01/15/2041	$41,338	$44,443
10.000% due 06/01/2017 - 03/01/2021	8	8
10.500% due 10/01/2017 - 01/01/2021	4	4
11.000% due 07/25/2018 - 05/01/2020	1	1
11.579% due 09/15/2041	25	26
12.739% due 02/15/2041	6	7
12.946% due 03/15/2044	22,790	24,232
20.279% due 05/15/2033	545	725
37.718% due 08/15/2037	1,422	2,454
884.500% due 01/15/2021 (a)	0	1
1,007.500% due 02/15/2022 (a)	0	1
Freddie Mac Strips
5.846% due 08/15/2042 (a)	41,206	9,762
9.000% due 05/01/2022 (a)	1	0
9.274% due 09/15/2043 - 12/15/2043	41,776	47,191
Ginnie Mae
0.454% due 05/20/2037	26,006	25,994
0.554% due 06/16/2031 - 03/16/2032	237	237
0.604% due 11/16/2029 - 10/16/2030	207	209
0.654% due 02/16/2030 - 04/16/2032	1,147	1,156
0.704% due 12/16/2025	40	40
0.754% due 02/16/2030	936	945
0.804% due 02/16/2030	421	426
1.050% due 02/20/2060	44,887	45,533
1.104% due 03/20/2031	64	65
1.349% due 11/16/2043 (a)	159,646	10,613
1.625% due 02/20/2017 - 04/20/2041	62,185	64,094
2.000% due 05/20/2017 - 08/20/2030	8,870	9,229
2.125% due 01/20/2025	10	11
2.500% due 06/20/2021 - 07/15/2043	665	659
3.000% due 12/20/2018 - 06/20/2025	136	141
3.500% due 12/20/2017 - 12/20/2020	52	54
3.950% due 07/15/2025	107	111
4.000% due 12/20/2015 - 05/20/2041	4,471	4,594
4.000% due 02/20/2044 (a)	124,036	24,011
4.500% due 11/16/2028 - 01/15/2041	2,334	2,510
4.750% due 07/20/2035	2,244	2,420
5.000% due 07/15/2033 - 10/01/2044	38,234	42,267
5.196% due 10/16/2037	224	228
5.244% due 04/16/2038	299	302
5.500% due 05/20/2017 - 03/16/2034	1,734	1,977
5.597% due 03/20/2040 (a)	54,532	8,153
5.947% due 07/20/2041 (a)	51,647	7,934
6.000% due 05/15/2016 - 12/20/2041	15,615	17,540
6.047% due 06/20/2043 (a)	74,583	11,325
6.250% due 03/16/2029	240	275
6.446% due 07/16/2031 - 08/16/2033 (a)	1,699	322
6.500% due 11/15/2023 - 09/20/2038	18,933	21,030
6.750% due 10/16/2040	3,780	4,203
7.000% due 05/15/2015 - 10/15/2034	2,407	2,718
7.500% due 11/20/2017 - 02/15/2035	619	716
7.750% due 08/20/2025 - 12/15/2040	1,479	1,562
8.000% due 01/15/2017 - 10/20/2031	574	648
8.250% due 04/15/2020	22	25
8.300% due 06/15/2019	6	7

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
8.500% due 07/15/2016 - 04/15/2031	$388	$436
9.000% due 04/20/2016 - 01/15/2031	364	393
9.193% due 03/20/2041	58,981	62,836
9.500% due 09/15/2016 - 12/15/2026	146	154
10.000% due 08/15/2015 - 02/15/2025	82	86
10.250% due 02/20/2019	5	5
10.500% due 12/15/2015 - 09/15/2021	24	24
Hashemite Kingdom of Jordan Government AID Notes
1.945% due 06/23/2019	83,000	82,988
Jamaica Housing Development AID Bond
0.575% due 10/01/2018	2,904	2,760
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	52	52
1.000% due 03/25/2025 - 07/25/2025	55	56
1.100% due 01/25/2019	44	44
4.190% due 03/01/2030	16,644	18,052
4.340% due 03/01/2024	75	78
4.350% due 07/01/2023	214	226
4.430% due 05/01/2029	3,697	3,988
4.580% due 03/01/2018	170	177
4.625% due 02/01/2025	542	573
4.750% due 07/01/2025	1,767	1,876
4.770% due 04/01/2024	359	380
4.840% due 02/01/2023 - 05/01/2025	8,159	8,736
4.870% due 12/01/2024	751	802
4.890% due 12/01/2023	381	409
4.930% due 01/01/2024	794	851
4.950% due 03/01/2025	801	866
4.980% due 11/01/2023	2,731	2,953
5.090% due 10/01/2025	317	343
5.110% due 05/01/2017 - 08/01/2025	823	887
5.120% due 11/01/2017	44	45
5.130% due 09/01/2023	1,649	1,780
5.160% due 02/01/2028	1,798	1,975
5.170% due 01/01/2028	1,250	1,374
5.190% due 01/01/2017 - 07/01/2024	135	144
5.200% due 11/01/2015	38	39
5.230% due 11/01/2016	58	59
5.240% due 08/01/2023	183	198
5.290% due 12/01/2027	36,884	40,910
5.310% due 05/01/2027	202	224
5.320% due 04/01/2027	244	270
5.340% due 11/01/2021	1,489	1,598
5.370% due 09/01/2016	51	52
5.471% due 03/10/2018	188	201
5.490% due 05/01/2028	14,295	15,617
5.510% due 11/01/2027	452	504
5.520% due 06/01/2024	2,505	2,726
5.600% due 09/01/2028	4,636	5,155
5.680% due 05/01/2016 - 06/01/2028	13,657	15,293
5.725% due 09/10/2018	4,290	4,473
5.780% due 08/01/2027	43	48
5.820% due 07/01/2027	1,559	1,742
5.870% due 07/01/2028	422	475
5.902% due 02/10/2018	2,131	2,297
6.020% due 08/01/2028	435	493
6.070% due 07/01/2026	566	631
6.340% due 03/01/2021	1,464	1,577
6.440% due 02/01/2021	378	408
6.700% due 12/01/2016	469	486
6.900% due 12/01/2020	562	611
6.950% due 11/01/2016	100	103
7.060% due 11/01/2019	299	329
7.150% due 03/01/2017	139	147
7.190% due 12/01/2019	118	128
7.200% due 10/01/2019	180	195
7.220% due 11/01/2020	162	171

12	See Accompanying Notes

September 30, 2014

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
7.500% due 04/01/2017	$99	$103
7.630% due 06/01/2020	846	926
7.700% due 07/01/2016	32	33
Vendee Mortgage Trust
0.418% due 06/15/2023 (a)	9,150	101
6.447% due 01/15/2030	1,134	1,284
6.500% due 09/15/2024	7,268	8,151

Total U.S. Government Agencies (Cost $30,691,223)		31,047,945

U.S. TREASURY OBLIGATIONS 16.8%
U.S. Treasury Bonds
3.125% due 08/15/2044 (i)(m)	3,711,900	3,653,323
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (k)(m)	2,483,721	2,429,487
0.125% due 07/15/2022 (i)	2,309,278	2,256,598
0.125% due 01/15/2023 (k)(m)	179,218	173,618
0.375% due 07/15/2023 (k)(m)	1,408	1,394
0.625% due 07/15/2021 (k)(m)	4,864,886	4,968,834
1.125% due 01/15/2021 (k)(m)	14,540	15,268
1.750% due 01/15/2028	2,668,696	2,977,056
2.000% due 01/15/2026	3,023,207	3,447,046
2.375% due 01/15/2025	4,109,545	4,820,369
2.375% due 01/15/2027	3,146,397	3,730,325
2.500% due 01/15/2029	2,955,879	3,614,023
3.625% due 04/15/2028 (m)	144,360	196,386
3.875% due 04/15/2029	487,872	689,728
U.S. Treasury Notes
0.625% due 08/31/2017 (k)	130	128

Total U.S. Treasury Obligations (Cost $34,223,260)		32,973,583

MORTGAGE-BACKED SECURITIES 7.0%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031	3,344	3,470
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	272	282
Adjustable Rate Mortgage Trust
0.695% due 11/25/2035	38	33
1.305% due 03/25/2035	9,413	7,412
2.394% due 01/25/2035	465	469
2.522% due 07/25/2035	2,278	2,191
2.525% due 11/25/2035	8,356	7,898
2.593% due 09/25/2035	4,085	3,321
2.596% due 11/25/2035 ^	899	782
2.617% due 03/25/2035	6,130	5,865
2.735% due 09/25/2035	513	466
2.753% due 08/25/2035	4,660	4,408
2.769% due 01/25/2036	3,862	3,348
3.020% due 03/25/2036	395	307
3.028% due 07/25/2035	6,506	6,332
4.857% due 10/25/2035	13,684	12,352
5.397% due 01/25/2036	9,906	9,196
American Home Mortgage Assets Trust
0.275% due 10/25/2046	21,444	15,616
0.345% due 05/25/2046	30,871	23,500
0.345% due 09/25/2046	17,965	13,321
0.365% due 10/25/2046	18,548	12,780
0.815% due 02/25/2047	40,847	26,069
1.035% due 11/25/2046	83,709	46,537
1.055% due 10/25/2046	20,916	15,323
1.075% due 09/25/2046	5,720	4,168
2.570% due 11/25/2035 ^	13,826	10,772
American Home Mortgage Investment Trust
0.455% due 02/25/2045	1,971	1,987
1.832% due 09/25/2045	13,025	12,676
1.957% due 09/25/2035	294	294
2.063% due 02/25/2044	58	59
2.069% due 10/25/2034	15,213	15,304
2.082% due 12/25/2035	3,277	2,398
2.082% due 11/25/2045 ^	10,459	8,463
2.332% due 02/25/2045	11,370	11,403

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Arkle Master Issuer PLC
1.698% due 05/17/2060	EUR	267	$341
1.931% due 05/17/2060		$40,467	41,003
Arran Residential Mortgages Funding PLC
1.598% due 05/16/2047	EUR	204,628	261,007
Banc of America Alternative Loan Trust
0.555% due 05/25/2035		$1,410	1,081
5.000% due 08/25/2019		555	575
5.500% due 06/25/2037		2,208	1,664
6.000% due 03/25/2034		4,899	5,094
6.000% due 11/25/2035		2,064	1,830
6.000% due 07/25/2046		3,517	2,937
Banc of America Commercial Mortgage Trust
5.369% due 10/10/2045		9,200	9,375
5.414% due 09/10/2047		15,400	16,372
5.451% due 01/15/2049		5,234	5,610
5.634% due 04/10/2049		784	785
5.781% due 04/10/2049		9,454	10,270
5.790% due 06/10/2049		21,457	23,265
5.889% due 07/10/2044		586	624
5.920% due 05/10/2045		29,100	30,752
Banc of America Funding Ltd
0.377% due 11/03/2041		38,496	38,244
Banc of America Funding Trust
0.255% due 04/25/2037		524	390
0.344% due 10/20/2036		24,968	18,166
0.344% due 10/20/2046 ^		4,585	3,633
0.364% due 04/20/2047		8,077	6,063
0.365% due 04/25/2037		4,877	3,340
0.394% due 04/20/2035		1,721	1,683
0.444% due 05/20/2035		1,595	1,107
0.454% due 02/20/2035		1,574	1,536
0.555% due 05/25/2037		8,450	5,952
2.523% due 11/20/2034		1,451	1,382
2.621% due 03/20/2036		1,306	1,210
2.631% due 05/25/2035		114,163	117,488
2.640% due 02/20/2036		4,006	4,007
2.641% due 09/20/2034		497	498
2.683% due 03/20/2035		1,629	1,635
2.725% due 11/20/2035 ^		2,476	2,220
2.747% due 02/20/2036		1,870	1,530
2.767% due 09/20/2047		9,313	7,259
2.816% due 11/20/2034		7,791	7,586
2.826% due 01/20/2047 ^		188	146
2.894% due 10/20/2046 ^		3,120	2,393
4.750% due 10/25/2018		9	9
5.218% due 04/20/2036 ^		7,787	6,911
5.377% due 05/20/2036		7,215	7,097
5.380% due 09/20/2046		6,432	5,430
5.395% due 05/20/2036		8,100	7,870
5.417% due 10/20/2046		5,018	4,391
5.500% due 09/25/2034		11,466	11,933
5.500% due 09/25/2035		16,888	17,536
5.500% due 01/25/2036		5,334	5,227
5.534% due 05/20/2036 ^		3,660	3,418
5.637% due 03/20/2036		513	475
5.750% due 07/20/2036		5,500	5,363
5.750% due 09/25/2036		4,132	4,208
5.753% due 10/25/2036 ^		1,275	1,042
5.837% due 01/25/2037 ^		1,058	865
5.888% due 04/25/2037 ^		3,418	2,893
6.000% due 09/25/2036		9,076	8,796
6.000% due 09/25/2036 ^		11,106	10,171
6.000% due 08/25/2037 ^		25,370	22,999
Banc of America Mortgage Trust
0.855% due 11/25/2035		533	491
2.498% due 07/25/2034		242	246
2.605% due 07/25/2035		3,017	2,836
2.623% due 07/25/2033		166	168
2.624% due 03/25/2035		14,035	12,940
2.635% due 05/25/2034		1,074	1,085
2.636% due 07/25/2035		2,532	2,356
2.640% due 09/25/2033		1,477	1,489
2.653% due 06/25/2035		4,856	4,667
2.677% due 08/25/2035		14,008	13,291
2.694% due 06/25/2033		574	581
2.694% due 04/25/2034		179	179
2.699% due 02/25/2036 ^		2,055	1,773
2.705% due 02/25/2035		3,197	3,197

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.726% due 05/25/2033	$1,625	$1,638
2.732% due 12/25/2033	1,779	1,814
2.750% due 01/25/2036	5,927	4,891
2.759% due 05/25/2035	18,999	17,796
2.768% due 11/25/2034	2,555	2,577
2.773% due 01/25/2035	2,526	2,452
2.778% due 12/25/2035 ^	9,690	8,786
2.798% due 11/25/2035	1,608	1,496
3.011% due 11/25/2034	2,255	2,049
3.321% due 07/20/2032	820	835
4.651% due 11/25/2034	1,203	1,162
4.892% due 02/25/2035	2,483	2,405
5.142% due 04/25/2035	2,603	2,419
5.261% due 07/25/2035	1,356	1,340
5.500% due 12/25/2020	662	679
5.500% due 11/25/2035	614	604
5.500% due 05/25/2037 ^	1,020	797
6.000% due 10/25/2036 ^	6,874	5,878
6.000% due 07/25/2046 ^	2,727	2,566
6.500% due 10/25/2031	64	68
6.500% due 09/25/2033	2,769	2,868
Banc of America Re-REMIC Trust
5.676% due 02/17/2051	84,261	90,249
5.679% due 06/24/2050	33,571	36,228
6.136% due 02/15/2051	39,963	43,460
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.811% due 12/10/2042	4	4
4.933% due 07/10/2045	250	256
5.115% due 10/10/2045	191	196
Bayview Commercial Asset Trust
0.585% due 08/25/2034	482	464
BCAP LLC
8.068% due 10/26/2037	4,943	4,609
BCAP LLC Trust
0.295% due 11/26/2036	7,354	6,456
0.315% due 11/26/2036	30,000	23,794
0.325% due 01/25/2037 ^	51,753	39,614
0.325% due 08/26/2046	3,000	2,681
0.326% due 09/26/2035	2,758	2,722
0.356% due 07/26/2036	9,453	9,030
0.365% due 05/25/2047	190	146
0.365% due 05/26/2047	5,091	4,920
0.375% due 05/25/2047 ^	22,999	17,659
0.405% due 07/26/2035	3,583	3,308
0.484% due 11/26/2035	9,063	8,399
0.485% due 11/26/2035	7,292	6,738
0.675% due 11/26/2035	2,698	2,651
0.814% due 11/26/2046	6,214	6,029
0.895% due 01/26/2036	3,142	3,101
0.895% due 01/26/2047	23,092	20,418
1.572% due 10/26/2035	6,447	6,466
2.382% due 01/26/2034	3,130	3,103
2.463% due 02/26/2036	10,002	9,791
2.465% due 03/26/2037	5,583	5,466
2.508% due 07/26/2036	13,010	11,086
2.611% due 10/26/2036	6,146	6,244
2.618% due 06/26/2035	9,960	10,109
2.724% due 05/26/2036	15,302	12,505
2.758% due 03/26/2037	7,090	5,631
4.573% due 07/26/2037	20,765	18,510
5.000% due 01/26/2021	9,823	10,081
5.050% due 03/26/2037	32,314	31,933
5.104% due 07/26/2036	2,082	1,662
5.250% due 06/26/2036	76,148	68,028
5.250% due 09/26/2036	21,404	19,434
5.250% due 04/26/2037	74,593	70,434
5.250% due 06/26/2037	8,017	8,179
5.250% due 08/26/2037	12,144	12,707
5.500% due 11/25/2034	10,556	9,779
BCRR Trust
5.858% due 07/17/2040	9,172	9,663
Bear Stearns Adjustable Rate Mortgage Trust
2.164% due 08/25/2035	1,718	1,753
2.234% due 04/25/2033	3,918	3,936
2.264% due 08/25/2035	101	103
2.279% due 04/25/2034	3,716	3,721
2.308% due 02/25/2033	634	613
2.369% due 02/25/2036	10,060	10,150

See Accompanying Notes	13

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.405% due 04/25/2033	$1,792	$1,820
2.430% due 10/25/2035	30,737	30,555
2.441% due 08/25/2033	529	542
2.475% due 08/25/2033	33	33
2.479% due 06/25/2035	1,825	1,665
2.482% due 02/25/2036 ^	18,005	14,752
2.483% due 05/25/2034	15	14
2.498% due 05/25/2033	953	964
2.498% due 10/25/2033	25	25
2.504% due 04/25/2033	146	149
2.505% due 05/25/2034	8	8
2.528% due 03/25/2035	1,469	1,489
2.543% due 08/25/2035 ^	6,717	5,937
2.545% due 08/25/2035	18,301	16,602
2.549% due 07/25/2034	931	919
2.552% due 01/25/2035	234	230
2.560% due 01/25/2035	1,100	1,101
2.580% due 03/25/2035	11,642	11,788
2.595% due 04/25/2033	829	827
2.606% due 11/25/2034	5,791	5,611
2.625% due 01/25/2034	43	43
2.625% due 04/25/2034	73	72
2.649% due 05/25/2034	88	86
2.654% due 03/25/2035	4,750	4,659
2.655% due 11/25/2034	1,181	1,205
2.656% due 09/25/2034	2,739	2,588
2.664% due 10/25/2035	90,114	89,993
2.667% due 02/25/2033	96	91
2.702% due 04/25/2034	2,171	2,177
2.707% due 03/25/2035	4,007	3,845
2.740% due 01/25/2034	3,683	3,810
2.746% due 11/25/2030	2,111	2,152
2.753% due 07/25/2034	368	369
2.759% due 01/25/2034	2,271	2,318
2.782% due 02/25/2047	6,350	5,111
2.790% due 02/25/2034	1,781	1,762
2.867% due 01/25/2035	223	226
2.926% due 05/25/2047 ^	40,000	34,687
2.949% due 12/25/2035	3,594	3,643
3.034% due 11/25/2034	3,012	3,046
5.166% due 08/25/2035	3,327	3,038
5.457% due 02/25/2036	2,522	2,388
Bear Stearns ALT-A Trust
0.315% due 02/25/2034	3,978	3,692
0.355% due 02/25/2034	55	41
0.475% due 08/25/2036	22,052	15,496
0.475% due 01/25/2047	6,921	4,280
0.495% due 08/25/2036	6,355	4,439
0.595% due 04/25/2035	2,158	2,033
0.635% due 02/25/2036	3,009	2,523
0.655% due 03/25/2035	598	585
0.835% due 09/25/2034	1,363	1,362
0.855% due 09/25/2034	2,693	2,638
2.059% due 10/25/2033	125	117
2.356% due 01/25/2036 ^	17,602	13,768
2.365% due 03/25/2036	25,522	17,944
2.395% due 12/25/2033	2,057	2,102
2.450% due 04/25/2035	19	18
2.452% due 09/25/2034	1,431	1,305
2.468% due 08/25/2034	126	128
2.488% due 05/25/2035	302	300
2.501% due 08/25/2036 ^	6,543	3,322
2.503% due 02/25/2034	136	132
2.520% due 03/25/2036	9,491	6,965
2.555% due 05/25/2035	116,888	114,894
2.583% due 11/25/2036	86	60
2.617% due 09/25/2035	49,971	43,780
2.639% due 02/25/2034	3,930	3,926
2.648% due 02/25/2036 ^	1,966	1,363
2.651% due 11/25/2036	2,111	1,553
2.669% due 03/25/2036 ^	13,895	10,330
2.701% due 08/25/2036 ^	98	73
2.774% due 05/25/2036	13,559	7,962
2.936% due 01/25/2035	3,906	3,156
4.406% due 11/25/2036 ^	10,231	7,957
4.815% due 11/25/2035 ^	9,334	7,246
5.144% due 07/25/2035	17,992	15,167
5.237% due 05/25/2036	15,401	11,863

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.296% due 12/25/2046 ^	$1,281	$973
Bear Stearns Commercial Mortgage Securities Trust
4.825% due 11/11/2041	2,286	2,286
4.871% due 09/11/2042	82	84
5.116% due 02/11/2041	815	821
5.331% due 02/11/2044	45,904	48,980
5.405% due 12/11/2040	502	520
5.468% due 06/11/2041	3	3
5.600% due 03/11/2039	25,711	26,900
5.703% due 06/11/2050	758	765
5.845% due 06/11/2040	938	936
5.890% due 09/11/2038	298	317
5.897% due 06/11/2040	270	277
7.000% due 05/20/2030	5,682	6,194
Bear Stearns Mortgage Securities, Inc.
2.650% due 06/25/2030	20	20
Bear Stearns Structured Products, Inc.
2.509% due 01/26/2036	4,967	3,942
2.555% due 12/26/2046	4,258	3,278
Bella Vista Mortgage Trust
0.404% due 05/20/2045	44	36
Chase Mortgage Finance Trust
2.468% due 02/25/2037	70	71
2.473% due 03/25/2037	11,837	10,946
2.476% due 02/25/2037	869	868
2.507% due 12/25/2035 ^	35,228	32,732
2.514% due 09/25/2036	156	140
2.515% due 09/25/2036	1,208	1,040
2.531% due 12/25/2035 ^	5,994	5,516
2.553% due 02/25/2037	2,184	2,108
2.557% due 02/25/2037	120	120
2.567% due 02/25/2037	782	777
2.596% due 02/25/2037	7,364	6,946
2.638% due 03/25/2037	9,869	8,335
4.720% due 01/25/2036 ^	20,970	19,935
4.840% due 12/25/2035	3,125	3,022
5.176% due 03/25/2037	389	377
5.500% due 12/25/2022	9,661	9,589
5.500% due 03/25/2037	55	54
6.000% due 11/25/2036 ^	2,769	2,396
6.000% due 02/25/2037 ^	1,706	1,495
6.000% due 03/25/2037 ^	12,845	11,630
Chaseflex Trust
0.305% due 06/25/2036	4,184	4,115
0.495% due 08/25/2037	15,135	10,271
0.655% due 06/25/2035	3,831	2,890
4.805% due 08/25/2037 ^	1,980	1,618
5.000% due 07/25/2037	3,935	3,476
6.000% due 02/25/2037 ^	2,939	2,510
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.305% due 01/25/2036	1,854	1,657
0.335% due 05/25/2036	2,248	2,019
0.365% due 10/25/2046	3,865	3,449
0.385% due 05/25/2036	8,730	7,896
0.405% due 08/25/2035	1,020	940
Citicorp Mortgage Securities Trust
4.750% due 02/25/2020	1,160	1,161
5.500% due 08/25/2022	260	264
5.500% due 12/25/2022	178	180
5.500% due 02/25/2026	287	293
5.500% due 04/25/2037	1,362	1,402
5.750% due 09/25/2037	1,496	1,529
6.000% due 06/25/2036	6,222	6,495
6.000% due 08/25/2036	2,056	2,125
6.000% due 04/25/2037	42,791	42,454
6.000% due 05/25/2037	4,678	4,779
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	350	376
5.810% due 06/14/2050	400	432
5.899% due 12/10/2049	500	503
5.974% due 03/15/2049	397	420
Citigroup Mortgage Loan Trust, Inc.
0.225% due 01/25/2037	886	554
0.955% due 08/25/2035	4,474	3,842
1.930% due 09/25/2035	4,788	4,816
2.200% due 09/25/2035	12,151	12,254
2.258% due 07/25/2046 ^	6,890	6,057
2.280% due 09/25/2035	38,099	38,372

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.500% due 10/25/2035	$14,265	$14,047
2.514% due 05/25/2035	267	268
2.514% due 10/25/2035	33,930	33,967
2.562% due 12/25/2035 ^	3,318	2,536
2.564% due 08/25/2035	43,276	42,797
2.577% due 09/25/2034	818	828
2.585% due 02/25/2034	3,674	3,695
2.612% due 05/25/2035	3,061	3,036
2.687% due 07/25/2037 ^	63	59
2.758% due 03/25/2037	5,106	4,083
2.773% due 09/25/2037 ^	49,389	42,027
3.154% due 10/25/2046	6,840	5,517
5.198% due 04/25/2037	4,060	3,607
5.212% due 08/25/2035	7,269	7,217
5.500% due 11/25/2035 ^	3,820	3,587
5.606% due 09/25/2035 ^	53,281	50,792
6.489% due 11/25/2037	4,647	3,943
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	34,250	36,618
5.400% due 07/15/2044	856	879
5.480% due 01/15/2046	29,565	30,812
5.481% due 01/15/2046	65,105	68,176
5.617% due 10/15/2048	3,327	3,515
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	1,996	2,021
6.000% due 09/25/2036	860	761
6.000% due 06/25/2037	2,073	1,757
6.000% due 06/25/2037 ^	11,510	9,757
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	126	139
Collateralized Mortgage Securities Corp.
8.000% due 08/25/2017	2	2
Commercial Mortgage Lease-Backed Certificates
6.746% due 06/20/2031	526	537
Commercial Mortgage Trust
2.972% due 08/10/2046	290	299
4.210% due 08/10/2046	830	889
5.116% due 06/10/2044	238	242
5.543% due 12/11/2049	19,400	20,787
Community Program Loan Trust
4.500% due 04/01/2029	15,240	15,412
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036	2,682	2,310
6.000% due 08/25/2037	3,171	2,477
6.000% due 08/25/2037 ^	2,569	2,063
Countrywide Alternative Loan Trust
0.295% due 04/25/2047	14,709	12,462
0.315% due 12/25/2046 ^	5,778	5,645
0.325% due 11/25/2036	7,483	6,699
0.325% due 01/25/2037 ^	1,779	1,639
0.325% due 06/25/2046	2,694	2,504
0.325% due 05/25/2047	58,883	51,461
0.334% due 02/20/2047	5,799	4,396
0.335% due 05/25/2047	7,336	6,252
0.344% due 09/20/2046	34,850	28,354
0.344% due 03/20/2047	58,982	47,287
0.345% due 07/25/2046	4,511	4,163
0.345% due 09/25/2046 ^	23,845	20,198
0.345% due 10/25/2046	30,632	29,846
0.349% due 12/20/2046	84,643	65,993
0.355% due 05/25/2036	2,225	1,868
0.355% due 06/25/2037	14	12
0.355% due 04/25/2047	12,400	10,237
0.364% due 03/20/2046	2,491	1,977
0.364% due 05/20/2046	1,464	1,103
0.364% due 07/20/2046 ^	26,586	18,552
0.365% due 05/25/2035	243	210
0.365% due 07/25/2046	5,315	4,575
0.384% due 07/20/2035	98	86
0.385% due 08/25/2046	94	56
0.405% due 06/25/2035	5,811	5,169
0.405% due 09/25/2046 ^	927	477
0.405% due 10/25/2046 ^	241	143
0.415% due 07/25/2035	4,876	4,266
0.415% due 12/25/2035	1,654	1,468
0.415% due 07/25/2036	29,966	17,420
0.415% due 07/25/2046 ^	622	291
0.425% due 05/25/2036 ^	111	82
0.435% due 12/25/2035	40	36
0.435% due 02/25/2037	4,355	3,525

14	See Accompanying Notes

September 30, 2014

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.435% due 10/25/2046	$11,000	$8,738
0.445% due 11/25/2035	4,155	3,000
0.465% due 10/25/2035	5,710	4,709
0.485% due 09/25/2035	2,198	1,869
0.486% due 11/20/2035	34,157	28,114
0.505% due 09/25/2035	2,742	2,433
0.505% due 05/25/2036	5,902	3,927
0.505% due 06/25/2036	3,187	2,293
0.505% due 05/25/2037 ^	347	232
0.535% due 08/25/2036	1,795	1,793
0.605% due 08/25/2033	7	7
0.625% due 09/25/2033	1,544	1,522
0.705% due 08/25/2034	62	58
0.705% due 10/25/2036 ^	5,516	4,154
0.735% due 06/25/2034	3,703	3,619
0.855% due 10/25/2035	2,836	2,374
0.925% due 11/25/2035	580	499
0.955% due 12/25/2035	4,333	3,615
1.115% due 12/25/2035	924	781
1.115% due 02/25/2036	824	755
1.155% due 08/25/2035	23,313	18,151
1.215% due 08/25/2035	313	216
1.255% due 02/25/2036 ^	9,002	7,591
1.455% due 10/25/2035	36,666	31,630
1.515% due 08/25/2035	2,540	2,360
1.615% due 11/25/2035	1,797	1,432
2.155% due 11/25/2035	779	642
2.665% due 02/25/2037 ^	38,454	34,478
4.822% due 10/25/2035 ^	1,737	1,461
5.000% due 01/25/2035	19	20
5.250% due 10/25/2033	7,293	7,560
5.250% due 06/25/2035 ^	1,218	1,128
5.317% due 11/25/2035 ^	1,831	1,515
5.500% due 06/25/2035	14,757	14,831
5.500% due 11/25/2035 ^	5,573	5,206
5.500% due 11/25/2035	10,120	8,995
5.500% due 12/25/2035	3,724	3,405
5.500% due 02/25/2036	3,351	3,009
5.750% due 03/25/2037 ^	1,854	1,589
5.750% due 07/25/2037	331	311
6.000% due 10/25/2032	336	329
6.000% due 10/25/2033	519	547
6.000% due 12/25/2033	13	14
6.000% due 02/25/2034	10	10
6.000% due 03/25/2035	431	374
6.000% due 03/25/2036	12,973	11,194
6.000% due 04/25/2036 ^	2,347	1,996
6.000% due 05/25/2036 ^	2,410	2,126
6.000% due 06/25/2036 ^	1,682	1,422
6.000% due 06/25/2036	504	457
6.000% due 08/25/2036	3,034	2,739
6.000% due 08/25/2036 ^	5,722	5,049
6.000% due 11/25/2036 ^	142	123
6.000% due 01/25/2037 ^	9,107	7,925
6.000% due 01/25/2037	8,649	7,526
6.000% due 02/25/2037 ^	11,220	9,182
6.000% due 02/25/2037	944	813
6.000% due 03/25/2037 ^	3,762	3,132
6.000% due 04/25/2037	7,124	5,964
6.000% due 05/25/2037	667	556
6.000% due 08/25/2037	1,283	1,181
6.000% due 08/25/2037 ^	9,501	8,643
6.250% due 12/25/2033	153	160
6.250% due 11/25/2036 ^	1,100	1,046
6.250% due 11/25/2036	4,611	3,828
6.250% due 08/25/2037 ^	4,706	3,954
6.500% due 05/25/2036 ^	4,712	4,268
6.500% due 09/25/2036	2,117	1,937
6.500% due 08/25/2037	11,501	8,412
6.500% due 09/25/2037	2,741	2,250
19.375% due 07/25/2035	2,364	3,278
Countrywide Home Loan Mortgage Pass-Through Trust
0.385% due 05/25/2035	11,549	10,019
0.445% due 04/25/2035	16,440	15,297
0.455% due 05/25/2035	2,981	2,658
0.475% due 03/25/2035	404	357
0.485% due 02/25/2035	1,672	1,565
0.495% due 02/25/2035	344	315

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.495% due 03/25/2036	$544	$320
0.505% due 02/25/2036 ^	150	88
0.555% due 08/25/2018	273	267
0.695% due 02/25/2035	525	503
0.695% due 03/25/2035	1,175	1,124
0.915% due 09/25/2034	24	24
1.075% due 04/25/2046 ^	10,026	5,784
1.934% due 06/19/2031	122	123
2.059% due 07/25/2034	2,648	2,644
2.125% due 07/19/2031	25	26
2.313% due 02/20/2036	22,470	20,908
2.319% due 02/20/2036 ^	310	276
2.330% due 06/20/2034	995	963
2.341% due 04/20/2035	9	9
2.376% due 02/20/2036	38	33
2.439% due 12/19/2033	88	90
2.442% due 08/25/2034	3,193	2,977
2.443% due 07/20/2034	833	837
2.446% due 11/20/2034	407	395
2.469% due 02/20/2035	14,849	14,781
2.470% due 05/20/2036	26,696	22,313
2.483% due 04/20/2035	600	540
2.487% due 11/20/2034	6,161	6,091
2.493% due 08/25/2034	5,296	4,681
2.493% due 11/25/2034	8,475	8,045
2.497% due 10/19/2032	49	42
2.521% due 11/19/2033	429	421
2.523% due 05/20/2036	2,804	2,291
2.531% due 04/20/2036 ^	3,821	3,151
2.549% due 03/25/2037 ^	1,405	1,093
2.576% due 10/25/2033	4,503	4,494
2.584% due 09/25/2047 ^	4,421	3,989
2.624% due 08/25/2034	264	247
2.633% due 02/25/2047 ^	1,533	1,296
2.657% due 11/25/2037	10,957	9,782
4.070% due 01/20/2035	2,111	2,073
4.500% due 09/25/2035	4,378	4,323
4.677% due 04/25/2035 ^	6,399	5,785
4.842% due 10/25/2035 ^	7,401	6,447
5.000% due 09/25/2035	107	99
5.011% due 10/20/2035	1,646	1,395
5.025% due 02/20/2036 ^	435	393
5.500% due 12/25/2034	12,528	13,533
5.500% due 01/25/2035	772	825
5.500% due 03/25/2035	4,344	4,577
5.500% due 09/25/2035	7,567	7,122
5.500% due 09/25/2035 ^	4,454	4,366
5.500% due 10/25/2035	8,957	8,536
5.500% due 10/25/2035 ^	1,729	1,704
5.500% due 11/25/2035	1,658	1,637
5.500% due 11/25/2035 ^	15,035	14,421
5.500% due 04/25/2038	6,785	6,946
5.750% due 12/25/2035 ^	5,988	5,703
5.750% due 02/25/2037 ^	3,518	3,284
5.750% due 07/25/2037	1,993	1,937
6.000% due 05/25/2036	4,676	4,403
6.000% due 12/25/2036	366	337
6.000% due 02/25/2037	44,652	43,587
6.000% due 03/25/2037 ^	1,396	1,323
6.000% due 07/25/2037	2,104	1,954
6.000% due 08/25/2037 ^	13,575	12,417
6.000% due 09/25/2037	1,091	1,062
6.250% due 09/25/2036 ^	10,362	9,731
6.250% due 09/25/2036	2,991	2,808
6.250% due 02/25/2038	3,738	3,450
Countrywide Home Loan Reperforming Trust
0.495% due 06/25/2035	4,495	4,056
5.769% due 01/25/2034	534	555
6.500% due 11/25/2034	1,733	1,827
7.500% due 11/25/2034	888	965
7.500% due 06/25/2035	2,476	2,560
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	132,071	141,230
5.383% due 02/15/2040	3,533	3,784
5.448% due 01/15/2049	72	71
5.460% due 09/15/2039	67,267	71,551
5.467% due 09/15/2039	25,608	27,285
5.892% due 06/15/2039	3,161	3,413

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032		$550	$521
0.895% due 06/25/2034		1,040	1,021
1.305% due 09/25/2034		3,788	3,160
1.928% due 10/25/2033		97	98
2.188% due 06/25/2033		76	76
2.248% due 07/25/2033		4,255	4,236
2.276% due 06/25/2032		42	32
2.454% due 09/25/2034		3,405	3,429
2.472% due 08/25/2033		495	494
2.499% due 05/25/2034		4,947	4,913
4.832% due 04/15/2037		10,553	10,683
4.834% due 06/25/2032		21	21
5.100% due 08/15/2038		150	153
5.104% due 08/15/2038		175	179
5.500% due 09/25/2035		9,473	9,165
5.500% due 10/25/2035		2,914	2,840
6.000% due 11/25/2035 ^		50	42
6.500% due 04/25/2033		907	923
7.500% due 05/25/2032		111	120
7.500% due 12/25/2032		3	3
Credit Suisse Mortgage Capital Certificates
0.395% due 05/27/2037		2,700	2,267
1.958% due 04/28/2037		11,677	7,564
2.357% due 07/27/2037		20,127	15,334
2.465% due 04/26/2038		2,500	2,443
4.815% due 11/26/2035		3,908	3,994
5.383% due 02/15/2040		225	237
5.467% due 09/16/2039		21,077	22,115
5.467% due 12/16/2043		38,433	40,325
5.509% due 04/15/2047		40,150	42,108
5.695% due 09/15/2040		21,700	23,351
5.931% due 12/16/2049		106,841	113,240
5.990% due 06/10/2049		35,315	37,903
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^		1,599	925
5.863% due 02/25/2037 ^		4,172	2,348
6.000% due 07/25/2036		2,334	1,822
6.000% due 04/25/2037		2,714	2,406
7.000% due 08/25/2037		9,988	7,492
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		2,400	1,621
5.720% due 09/25/2036		2,441	1,912
6.172% due 06/25/2036 ^		3,776	2,453
DBUBS Mortgage Trust
3.386% due 07/10/2044		49,700	51,440
3.642% due 08/10/2044		530	551
3.742% due 11/10/2046		450	465
4.528% due 11/10/2046		300	322
Deco Pan Europe Ltd.
0.419% due 04/27/2018	EUR	15,066	18,579
DECO Series
1.637% due 02/22/2026		4,805	6,097
Deco UK PLC
0.718% due 01/27/2020	GBP	10,720	17,071
Deutsche ALT-A Securities, Inc.
0.255% due 08/25/2037		$14,558	10,712
0.275% due 08/25/2036		8,405	6,480
0.295% due 08/25/2037		56,122	47,839
0.295% due 07/25/2047		27,104	23,280
0.305% due 02/25/2047		11,405	8,233
0.335% due 06/25/2037 ^		34,363	28,311
0.355% due 02/25/2047		14,036	11,580
0.485% due 02/25/2036		30,648	21,645
2.737% due 10/25/2035		3,258	3,106
4.855% due 10/25/2035		7,201	6,261
5.000% due 10/25/2018		100	103
5.500% due 12/25/2035 ^		2,561	2,199
Deutsche ALT-B Securities, Inc.
0.255% due 10/25/2036 ^		18	11
5.869% due 10/25/2036 ^		2,141	1,730
5.886% due 10/25/2036 ^		2,141	1,731
6.005% due 10/25/2036 ^		1,609	1,309
6.300% due 07/25/2036 ^		2,252	1,648
Deutsche Mortgage & Asset Receiving Corp.
0.408% due 11/27/2036		8,800	7,434
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.234% due 06/26/2035		8,260	8,358

See Accompanying Notes	15

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021		$98	$79
Downey Savings & Loan Association Mortgage Loan Trust
0.333% due 04/19/2047 ^		1,970	524
0.973% due 09/19/2044		181	177
2.566% due 07/19/2044		50	50
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		1	1
EMF-NL BV
2.202% due 10/17/2041	EUR	25,107	31,711
EMF-NL Prime BV
1.002% due 04/17/2041		9,208	11,078
Eurosail PLC
1.702% due 10/17/2040		3,959	5,027
Extended Stay America Trust
2.958% due 12/05/2031		$300	303
First Horizon Alternative Mortgage Securities Trust
0.525% due 02/25/2037		50	31
0.655% due 06/25/2035		8,060	6,744
2.188% due 08/25/2034		1,257	1,249
2.199% due 08/25/2035		4,766	4,258
2.207% due 06/25/2034		8,787	8,720
2.217% due 01/25/2037		14,628	11,957
2.224% due 03/25/2035		94	76
2.239% due 09/25/2035		7,621	6,765
2.247% due 04/25/2035		3,823	3,828
2.271% due 06/25/2036		8,231	6,451
5.500% due 05/25/2035		5,680	5,484
5.500% due 06/25/2035 ^		7,506	6,917
6.000% due 07/25/2036 ^		4,727	4,036
6.250% due 08/25/2037 ^		1,379	1,105
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		321	294
First Horizon Mortgage Pass-Through Trust
0.425% due 02/25/2035		47	43
2.187% due 11/25/2037		10,229	8,933
2.465% due 06/25/2035		2,725	2,655
2.534% due 02/25/2034		58	58
2.542% due 01/25/2037 ^		131	115
2.564% due 08/25/2034		1,455	1,475
2.564% due 10/25/2035		12,126	10,746
2.569% due 06/25/2035		4,591	4,352
2.603% due 10/25/2035		2,657	2,635
2.612% due 08/25/2035		4,245	4,032
2.660% due 04/25/2035		6,376	6,447
2.744% due 05/25/2035		1,101	1,028
4.880% due 06/25/2035		9,872	9,516
4.920% due 10/25/2036		1,217	1,178
5.026% due 11/25/2035		3,682	3,425
5.046% due 11/25/2034		6,184	6,267
5.250% due 05/25/2021 ^		560	485
5.319% due 09/25/2035		7,128	7,101
5.500% due 01/25/2035		1,278	1,329
5.750% due 02/25/2036 ^		1,335	1,246
6.250% due 11/25/2036		11,452	11,587
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		247	256
First Republic Bank Mortgage Pass-Through Certificates
0.635% due 06/25/2030		1,001	1,009
First Republic Mortgage Loan Trust
0.454% due 08/15/2032		232	223
0.504% due 11/15/2031		248	235
0.654% due 11/15/2030		38	39
0.954% due 11/15/2032		42	41
Forest Finance PLC
0.443% due 05/12/2018	EUR	3,381	4,248
Fosse Master Issuer PLC
1.401% due 10/18/2054		3,664	4,641
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028		$200	227
FREMF Mortgage Trust
0.200% due 09/25/2043 (a)		1,106,162	9,647
4.019% due 01/25/2047		100	102
GE Capital Commercial Mortgage Corp.
5.490% due 11/10/2045		905	907
GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038		28	28

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
GMAC Mortgage Corp. Loan Trust
2.816% due 04/19/2036		$9,903	$8,949
2.879% due 06/25/2034		33	32
2.892% due 06/19/2035		539	545
3.000% due 06/25/2034		40	39
4.598% due 05/25/2035		4,332	4,208
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		71	70
8.950% due 08/20/2017		11	11
Granite Master Issuer PLC
0.187% due 12/20/2054	EUR	6,326	7,965
0.207% due 12/17/2054		987	1,242
0.207% due 12/20/2054		9,865	12,425
0.227% due 12/20/2054		9,224	11,619
0.334% due 12/17/2054		$2,644	2,634
0.334% due 12/20/2054		79	79
0.354% due 12/20/2054		36,245	36,125
0.414% due 12/20/2054		2,261	2,255
0.699% due 12/20/2054	GBP	1,500	2,421
0.726% due 12/17/2054		12,872	20,798
0.729% due 12/20/2054		32,950	53,219
0.749% due 12/20/2054		23,361	37,756
0.829% due 12/20/2054		11,222	18,158
Granite Mortgages PLC
0.402% due 03/20/2044	EUR	354	448
0.553% due 03/20/2044		$195	194
0.581% due 01/20/2044	EUR	2,783	3,522
0.634% due 01/20/2044		$1,558	1,558
0.734% due 07/20/2043		182	181
0.846% due 06/20/2044	GBP	7,231	11,723
0.886% due 03/20/2044		1,316	2,125
0.886% due 06/20/2044		14,466	23,451
0.926% due 09/20/2044		3,016	4,891
0.936% due 01/20/2044		13,244	21,407
0.946% due 09/20/2044		1,047	1,692
1.036% due 07/20/2043		497	805
Great Hall Mortgages PLC
0.211% due 03/18/2039	EUR	2,666	3,229
0.364% due 06/18/2039		$32,515	31,265
0.697% due 03/18/2039	GBP	77,665	121,255
0.707% due 06/18/2039		21,106	32,709
Greenpoint Mortgage Funding Trust
0.355% due 10/25/2046		$823	561
0.355% due 12/25/2046 ^		696	396
0.375% due 06/25/2045		979	877
0.425% due 04/25/2036 ^		140	50
0.425% due 11/25/2045		530	423
0.495% due 10/25/2046		738	345
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		1,161	1,163
5.224% due 04/10/2037		64,453	66,043
5.381% due 03/10/2039		4,391	4,451
5.444% due 03/10/2039		84,441	91,038
GS Mortgage Securities Trust
2.943% due 02/10/2046		370	364
2.999% due 08/10/2044		30	31
3.679% due 08/10/2043		298	309
4.174% due 07/10/2046		400	427
4.243% due 08/10/2046		80	86
4.761% due 07/10/2039		9,645	9,748
5.553% due 04/10/2038		70	73
GSMPS Mortgage Loan Trust
0.505% due 03/25/2035		3,027	2,670
0.505% due 09/25/2035		8,495	7,325
7.500% due 06/25/2043		4,128	4,504
GSR Mortgage Loan Trust
0.455% due 07/25/2035		357	296
0.505% due 01/25/2034		137	117
1.850% due 04/25/2032		141	125
1.864% due 03/25/2033		30	30
2.216% due 06/25/2034		600	602
2.471% due 11/25/2035 ^		5,419	4,631
2.523% due 12/25/2034		3,713	3,656
2.588% due 07/25/2035		8,964	8,562
2.594% due 05/25/2034		1,956	1,972
2.600% due 04/25/2036		142	130
2.601% due 05/25/2035		24,023	22,483
2.648% due 04/25/2035		10,478	10,366
2.652% due 04/25/2035		4,472	4,498

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.660% due 09/25/2035		$72,137	$72,920
2.682% due 09/25/2035		191	193
2.694% due 11/25/2035		25,417	25,017
2.699% due 03/25/2037 ^		11,673	10,151
2.742% due 01/25/2036 ^		281	266
2.782% due 04/25/2035		620	609
2.814% due 12/25/2034		30	29
2.865% due 01/25/2035		4,020	3,999
5.000% due 05/25/2036		1,604	1,569
5.000% due 05/25/2037		17	16
5.002% due 11/25/2035		58,126	57,796
5.194% due 05/25/2035		4,198	4,137
5.229% due 07/25/2035		2,557	2,560
5.500% due 06/25/2035		8,000	8,363
5.500% due 06/25/2036		4,349	4,171
5.500% due 01/25/2037		9,090	9,116
5.750% due 02/25/2036		2,265	2,259
5.750% due 02/25/2037		4,689	4,447
6.000% due 08/25/2021		334	332
6.000% due 03/25/2032		13	13
6.000% due 11/25/2035 ^		22,853	20,425
6.000% due 02/25/2036		12,593	11,619
6.000% due 01/25/2037		9,578	9,223
6.000% due 03/25/2037		14,651	13,511
6.000% due 05/25/2037		7,139	6,791
6.000% due 07/25/2037		753	690
6.250% due 09/25/2036		1,769	1,649
6.500% due 09/25/2036		5,819	5,000
HarborView Mortgage Loan Trust
0.283% due 03/19/2037		17,497	14,656
0.303% due 01/25/2047		4,828	3,891
0.333% due 07/19/2046		36,207	23,965
0.343% due 09/19/2037		23,554	18,984
0.343% due 01/19/2038		7,872	6,779
0.344% due 07/21/2036		3,828	3,130
0.353% due 09/19/2046		6,478	5,068
0.363% due 11/19/2036		157	118
0.373% due 05/19/2035		15,353	13,240
0.393% due 06/19/2035		2,285	2,023
0.393% due 03/19/2036		12,050	8,827
0.433% due 02/19/2036		11,566	9,063
0.453% due 04/19/2034		1,483	1,421
0.463% due 11/19/2035		20,539	18,439
0.473% due 01/19/2035		2,787	2,461
0.494% due 06/20/2035		5,075	4,930
0.503% due 01/19/2035		5,283	3,928
0.713% due 06/19/2034		1,154	1,090
0.873% due 01/19/2035		585	562
0.893% due 02/19/2034		3	3
0.953% due 11/19/2034		216	166
1.155% due 10/25/2037		2,758	2,494
2.168% due 06/19/2034		4,515	4,534
2.381% due 04/19/2034		49	49
2.482% due 05/19/2033		62	63
2.526% due 06/19/2045		18,510	12,342
2.587% due 07/19/2035		759	712
2.673% due 12/19/2035 ^		5,249	4,776
2.714% due 07/19/2035		96	86
3.182% due 06/19/2036		9,616	6,507
3.459% due 06/19/2036 ^		6,221	4,227
4.865% due 08/19/2036 ^		2,469	2,282
Hercules Eclipse PLC
0.798% due 10/25/2018	GBP	24,282	38,548
HomeBanc Mortgage Trust
0.335% due 12/25/2036		$5,615	5,007
0.415% due 01/25/2036		4,574	3,997
0.425% due 10/25/2035		51,101	46,309
0.895% due 12/25/2034		6,274	6,033
1.015% due 08/25/2029		3,132	3,007
2.283% due 04/25/2037 ^		3,827	2,306
5.330% due 04/25/2037 ^		6,227	5,090
Homestar Mortgage Acceptance Corp.
0.605% due 07/25/2034		3,506	3,491
HSI Asset Securitization Corp. Trust
0.375% due 11/25/2035		21,889	14,152
Impac CMB Trust
0.795% due 10/25/2033		229	228
0.895% due 11/25/2034		2,459	2,396
0.915% due 10/25/2033		40	39

16	See Accompanying Notes

September 30, 2014

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.935% due 10/25/2034	$1,142	$1,064
1.155% due 07/25/2033	905	852
4.609% due 09/25/2034	350	354
Impac Secured Assets Trust
0.325% due 01/25/2037	17,127	14,638
0.955% due 11/25/2034	769	768
2.932% due 07/25/2035	1,332	1,120
IndyMac Adjustable Rate Mortgage Trust
1.707% due 01/25/2032	479	467
1.717% due 01/25/2032	76	74
2.197% due 08/25/2031	402	406
IndyMac Mortgage Loan Trust
0.295% due 04/25/2037	9,890	9,213
0.315% due 04/25/2037	3,156	2,800
0.335% due 02/25/2037	26,462	18,540
0.335% due 07/25/2047	12,426	9,794
0.345% due 04/25/2037	1,574	1,165
0.345% due 09/25/2046	20,659	17,951
0.355% due 11/25/2046	822	575
0.355% due 06/25/2047	10,863	8,473
0.365% due 04/25/2046	7,084	5,732
0.365% due 05/25/2046	179	155
0.385% due 04/25/2035	408	363
0.395% due 04/25/2035	1,708	1,609
0.395% due 07/25/2035	3,449	3,112
0.395% due 06/25/2037	12,289	10,987
0.455% due 07/25/2035	20,298	18,270
0.455% due 11/25/2035 ^	886	540
0.455% due 06/25/2037 ^	1,408	701
0.795% due 07/25/2045	109	103
0.935% due 05/25/2034	11	10
0.955% due 11/25/2034	71	65
0.975% due 11/25/2034	2,089	1,678
2.044% due 06/25/2037 ^	4,332	3,357
2.279% due 06/25/2037	10,318	5,584
2.361% due 07/25/2037	2,038	1,341
2.374% due 01/25/2036	9,462	7,979
2.401% due 08/25/2035	102	90
2.455% due 01/25/2036	14,276	13,492
2.461% due 01/25/2035	187	176
2.518% due 10/25/2034	4,559	4,379
2.539% due 03/25/2036	4,836	3,715
2.544% due 12/25/2034	2,038	1,911
2.566% due 01/25/2036	1,195	1,000
2.574% due 04/25/2037	11,074	8,450
2.638% due 06/25/2035 ^	1,544	1,312
2.663% due 04/25/2037 ^	22,971	16,755
2.714% due 02/25/2035	709	618
2.900% due 05/25/2036	5,006	3,798
4.340% due 06/25/2036	4,475	4,332
4.549% due 09/25/2035	2,053	1,826
4.549% due 09/25/2035 ^	302	23
4.579% due 08/25/2035	16,248	13,664
4.579% due 08/25/2035 ^	909	764
4.723% due 10/25/2035	948	823
4.998% due 08/25/2036	2,827	2,828
5.074% due 08/25/2037	16,392	14,988
6.250% due 11/25/2037 ^	2,106	1,925
JPMorgan Alternative Loan Trust
0.265% due 09/25/2036 ^	7,128	6,235
0.295% due 03/25/2037	2,570	1,884
0.325% due 08/25/2036	21,167	18,347
3.103% due 11/25/2036 ^	2,831	2,368
3.205% due 12/25/2036	23,539	19,221
3.247% due 05/25/2037 ^	11,211	8,645
5.691% due 05/26/2037	55,006	46,275
6.050% due 05/25/2036	1,930	1,750
JPMorgan Chase Commercial Mortgage Securities Trust
2.749% due 11/15/2043	491	500
3.341% due 07/15/2046	8,037	8,305
3.616% due 11/15/2043	400	421
3.673% due 02/15/2046	23,084	23,956
3.853% due 06/15/2043	13,105	13,258
4.106% due 07/15/2046	500	535
4.388% due 02/15/2046	700	755
4.678% due 07/15/2042	3,346	3,348
4.918% due 10/15/2042	186	191
4.936% due 08/15/2042	173	177

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.038% due 03/15/2046	$218	$218
5.335% due 08/12/2037	10,974	11,097
5.336% due 05/15/2047	157,419	168,806
5.399% due 05/15/2045	2,079	2,214
5.420% due 01/12/2043	24,984	25,862
5.420% due 01/15/2049	69,692	75,153
5.433% due 12/15/2044	1,735	1,741
5.440% due 06/12/2047	3,993	4,305
5.874% due 02/12/2049	2,133	2,236
5.882% due 02/15/2051	33,040	36,013
5.891% due 02/12/2049	79,566	86,592
5.981% due 06/15/2049	3,500	3,797
6.058% due 04/15/2045	43,365	46,033
JPMorgan Mortgage Trust
1.990% due 11/25/2033	30	30
1.990% due 02/25/2034	905	909
2.165% due 07/27/2037	21,279	18,493
2.385% due 10/25/2035	1,441	1,196
2.409% due 08/25/2035	10,246	10,247
2.443% due 10/25/2035	3,564	3,161
2.444% due 02/25/2036	213	188
2.453% due 11/25/2035	3,738	3,562
2.467% due 08/25/2036	6,968	6,028
2.490% due 07/25/2035	1,651	1,679
2.508% due 10/25/2035	23,429	23,428
2.509% due 10/25/2036	8,255	7,455
2.518% due 06/25/2035	944	902
2.525% due 07/25/2035	4,003	4,030
2.529% due 07/25/2035	2,131	2,140
2.534% due 08/25/2035 ^	5,693	5,586
2.547% due 07/25/2035	6,701	6,847
2.550% due 07/25/2035	4,517	4,529
2.558% due 08/25/2035	3,168	3,149
2.566% due 10/25/2036	53,400	46,274
2.567% due 10/25/2035	26,194	26,289
2.583% due 07/25/2035	15,244	15,371
2.607% due 07/25/2035	2,509	2,545
2.646% due 02/25/2035	4,048	4,025
2.646% due 04/25/2036	8,363	8,181
2.708% due 05/25/2036	7,892	7,269
2.718% due 02/25/2036	38,897	34,951
2.844% due 04/25/2035	424	432
4.766% due 04/25/2037 ^	1,029	967
5.000% due 08/25/2020	4,592	4,763
5.016% due 06/25/2035	10,668	10,670
5.037% due 06/25/2035	7,754	7,721
5.063% due 09/25/2035	1,028	1,024
5.093% due 04/25/2036	9,587	9,112
5.235% due 07/25/2035	941	956
5.269% due 11/25/2035	6,588	6,338
5.500% due 03/25/2022	1,166	1,170
5.500% due 07/25/2036	2,224	2,140
5.552% due 10/25/2036	286	265
5.750% due 01/25/2036 ^	5,559	5,208
6.000% due 01/25/2036	15,314	13,997
6.000% due 04/25/2036	306	307
6.000% due 01/25/2037 ^	28,665	24,588
6.500% due 07/25/2036	5,926	5,180
6.500% due 08/25/2036 ^	1,424	1,194
JPMorgan Resecuritization Trust
2.239% due 05/27/2037	9,799	9,506
2.596% due 05/27/2036	5,852	5,923
Lanark Master Issuer PLC
1.635% due 12/22/2054	3,344	3,389
Lavender Trust
6.250% due 10/26/2036	10,763	9,558
LB Commercial Mortgage Trust
6.720% due 10/15/2032	866	889
LB Mortgage Trust
8.549% due 01/20/2017	1,307	1,318
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	45	46
4.739% due 07/15/2030	120	122
4.742% due 02/15/2030	12	12
5.300% due 11/15/2038	375	386
5.430% due 02/15/2040	31,913	34,586
5.858% due 07/15/2040	80	85
5.866% due 09/15/2045	37,344	41,369

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Leek Finance PLC
0.453% due 12/21/2038	$183	$190
Lehman Mortgage Trust
0.475% due 08/25/2036 ^	16,586	12,992
0.805% due 06/25/2037	1,419	1,099
5.000% due 12/25/2035 ^	937	895
5.500% due 01/25/2036	2,197	1,933
5.521% due 01/25/2036	8,926	8,199
5.703% due 12/25/2035	10,394	9,070
6.000% due 07/25/2036 ^	10,741	8,651
6.000% due 09/25/2036	4,239	3,504
6.140% due 04/25/2036	1,849	1,767
Lehman XS Trust
0.275% due 07/25/2037	9,858	7,275
0.315% due 03/25/2047	14,267	10,929
0.325% due 12/25/2036 ^	3,126	2,382
0.345% due 11/25/2046	489	410
0.355% due 08/25/2046	25,685	21,847
0.385% due 04/25/2046	28,273	21,671
0.415% due 02/25/2046	5,580	4,216
0.425% due 12/25/2035	106	96
1.055% due 08/25/2047	17,431	12,608
1.655% due 07/25/2035	8,692	8,486
Luminent Mortgage Trust
0.315% due 11/25/2036 ^	488	403
0.325% due 12/25/2036	15,103	12,336
0.335% due 12/25/2036	5,395	4,065
0.355% due 02/25/2046	116	87
0.355% due 10/25/2046	5,126	4,463
0.395% due 04/25/2036	22,221	15,277
MASTR Adjustable Rate Mortgages Trust
0.365% due 04/25/2046	9,484	7,343
0.365% due 05/25/2047	2,711	2,517
0.395% due 05/25/2037	1,666	1,145
0.455% due 05/25/2047 ^	834	556
2.192% due 12/25/2033	85	87
2.198% due 07/25/2035	2,512	2,207
2.406% due 05/25/2034	290	286
2.500% due 10/25/2032	975	982
2.509% due 12/25/2033	259	258
2.635% due 11/21/2034	27,309	27,966
2.637% due 12/25/2034	9,044	8,808
2.686% due 03/25/2035	981	884
2.950% due 10/25/2034	5,750	5,506
MASTR Alternative Loan Trust
0.555% due 03/25/2036	8,969	2,656
MASTR Asset Securitization Trust
5.500% due 09/25/2033	919	960
5.750% due 05/25/2036	15,366	15,104
MASTR Reperforming Loan Trust
0.515% due 07/25/2035	5,262	4,610
7.000% due 08/25/2034	3,460	3,564
7.000% due 05/25/2035	972	987
MASTR Seasoned Securitization Trust
6.230% due 09/25/2017	1,263	1,305
6.500% due 08/25/2032	7,889	8,836
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.854% due 11/15/2031	5,205	5,218
0.894% due 09/15/2030	1,514	1,514
1.034% due 11/15/2031	101	83
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.594% due 12/15/2030	1,324	1,273
0.634% due 06/15/2030	8,021	7,883
1.014% due 08/15/2032	183	176
2.610% due 10/20/2029	3,067	3,122
Merrill Lynch Alternative Note Asset Trust
0.265% due 03/25/2037	1,370	588
0.325% due 02/25/2037	5,684	5,326
0.455% due 03/25/2037	3,624	1,591
2.708% due 06/25/2037 ^	2,752	1,868
6.000% due 05/25/2037	12,048	9,681
Merrill Lynch Mortgage Investors Trust
0.365% due 02/25/2036	9,775	9,065
0.405% due 11/25/2035	2,500	2,395
0.405% due 08/25/2036	701	678
0.425% due 04/25/2035	1,759	1,693
0.435% due 08/25/2035	1,676	1,670
0.615% due 04/25/2029	257	250

See Accompanying Notes	17

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.655% due 05/25/2029	$144	$144
0.775% due 10/25/2028	141	141
0.815% due 06/25/2028	1,804	1,747
0.815% due 11/25/2029	538	525
0.830% due 04/25/2029	1,286	1,257
0.895% due 03/25/2028	104	102
0.935% due 03/25/2028	51	52
0.989% due 10/25/2028	79	77
1.052% due 11/25/2029	674	659
1.155% due 10/25/2035	1,601	1,537
1.832% due 12/25/2032	605	611
1.966% due 01/25/2029	158	158
2.127% due 04/25/2035	576	565
2.131% due 04/25/2029	125	125
2.148% due 12/25/2034	1,619	1,616
2.195% due 05/25/2033	5,396	5,282
2.220% due 02/25/2033	46	45
2.350% due 10/25/2035	12,960	13,170
2.358% due 05/25/2036	9,425	9,487
2.370% due 12/25/2035	2,296	2,170
2.395% due 02/25/2034	18	18
2.401% due 09/25/2035	9,149	9,181
2.457% due 07/25/2035	1,061	956
2.458% due 06/25/2035	20,174	19,746
2.461% due 08/25/2034	1,743	1,802
2.462% due 02/25/2036	7,317	7,033
2.469% due 02/25/2035	13,885	14,032
2.500% due 12/25/2035	2,575	2,462
2.533% due 06/25/2037	2,224	2,161
2.541% due 12/25/2034	104	103
2.691% due 11/25/2035	9,873	9,852
2.790% due 05/25/2033	20	20
5.008% due 09/25/2035	28,095	26,285
5.250% due 08/25/2036	17,546	18,106
5.394% due 12/25/2035	7,044	6,673
6.720% due 11/15/2026	5	6
Merrill Lynch Mortgage Trust
4.949% due 07/12/2038	5,084	5,086
5.204% due 09/12/2042	25,128	25,296
6.028% due 06/12/2050	6,641	6,684
Merrill Lynch Mortgage-Backed Securities Trust
2.791% due 04/25/2037 ^	8,653	7,389
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.812% due 12/12/2049 (a)	81,234	98
5.172% due 12/12/2049	7,165	7,629
5.414% due 07/12/2046	281	298
5.485% due 03/12/2051	34,620	37,565
5.700% due 09/12/2049	52,117	57,170
5.810% due 06/12/2050	29,150	31,750
6.079% due 08/12/2049	8,832	9,686
Morgan Stanley Bank of America Merrill Lynch Trust
2.918% due 02/15/2046	220	215
3.085% due 08/15/2046	620	642
4.218% due 07/15/2046	750	798
4.365% due 08/15/2046	580	621
Morgan Stanley Capital Trust
3.884% due 09/15/2047	2,010	2,077
4.700% due 07/15/2056	55	55
5.168% due 01/14/2042	108	108
5.380% due 11/14/2042	280	287
5.439% due 02/12/2044	2,853	2,859
5.569% due 12/15/2044	26,700	28,543
5.596% due 03/12/2044	668	694
5.610% due 04/15/2049	9,272	9,318
5.649% due 12/15/2044	566	566
5.692% due 04/15/2049	58,600	63,724
5.773% due 04/12/2049	855	867
Morgan Stanley Dean Witter Capital, Inc. Trust
5.500% due 04/25/2017	4	4
Morgan Stanley Mortgage Loan Trust
0.415% due 03/25/2036	3,401	2,640
0.435% due 01/25/2036	21,470	16,033
0.445% due 12/25/2035	79	65
0.455% due 03/25/2035	64	58
0.465% due 01/25/2035	18	17
0.475% due 01/25/2035	8,540	8,184
1.055% due 02/25/2036	174	151
2.179% due 06/25/2036	2,922	2,800
2.326% due 07/25/2035	2,980	2,720

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.517% due 07/25/2035		$1,170	$1,083
2.628% due 06/25/2037		1,109	721
2.735% due 09/25/2035		6,653	5,567
2.983% due 11/25/2037		21,910	17,659
5.152% due 06/25/2036		20,157	14,504
5.701% due 02/25/2047		2,869	2,248
6.000% due 02/25/2036 ^		1,336	1,323
6.000% due 10/25/2037 ^		2,795	2,318
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		37,204	35,278
5.991% due 08/12/2045		121,276	132,031
5.991% due 08/15/2045		71,494	77,834
MortgageIT Trust
0.455% due 08/25/2035		7,447	7,130
0.545% due 02/25/2035		1,703	1,621
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034		1,171	1,267
New York Mortgage Trust
2.633% due 05/25/2036		23,788	21,822
Newgate Funding PLC
0.684% due 12/15/2050	EUR	105,862	132,168
Nomura Asset Acceptance Corp.
0.375% due 05/25/2035		$261	261
0.655% due 05/25/2035		4,000	2,585
2.432% due 10/25/2035		196	177
5.190% due 02/25/2036 ^		646	544
5.820% due 03/25/2047		1,841	1,874
6.138% due 03/25/2047		1,691	1,721
6.900% due 02/19/2030		1,444	1,450
Nomura Resecuritization Trust
0.595% due 08/27/2047		77,585	74,374
Ocwen Residential MBS Corp.
7.000% due 10/25/2040 ^		27	0
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		4	4
Paragon Mortgages PLC
0.798% due 10/15/2041	GBP	2,264	3,483
0.920% due 05/15/2041		25,091	39,088
0.938% due 04/16/2035		5,678	8,877
Permanent Master Issuer PLC
1.903% due 07/15/2042	EUR	7,900	9,984
PHH Alternative Mortgage Trust
0.315% due 02/25/2037		$12,994	10,792
PNC Mortgage Acceptance Corp.
6.220% due 10/12/2033		49	49
Prime Mortgage Trust
0.555% due 02/25/2019		31	30
0.555% due 02/25/2034		3,440	3,249
0.655% due 02/25/2035		13,288	12,656
5.000% due 02/25/2019		1	1
6.000% due 06/25/2036		3,752	3,600
Provident Funding Mortgage Loan Trust
2.465% due 10/25/2035		3,640	3,703
2.489% due 04/25/2034		5,680	5,721
RAAC Trust
0.525% due 09/25/2034		1,131	1,087
RBSSP Resecuritization Trust
0.375% due 10/27/2036		4,790	3,919
0.395% due 08/27/2037		7,004	4,801
0.425% due 09/27/2037		9,301	5,941
0.485% due 02/27/2037		5,639	4,493
0.654% due 09/26/2036		496	482
3.000% due 06/26/2037		3,666	3,688
Regal Trust
2.182% due 09/29/2031		303	287
Resecuritization Mortgage Trust
0.404% due 04/26/2021		1	1
Residential Accredit Loans, Inc. Trust
0.255% due 05/25/2037		24,216	18,057
0.285% due 02/25/2037		21,639	18,620
0.295% due 01/25/2037		12,807	11,060
0.305% due 02/25/2037		5,438	4,251
0.305% due 02/25/2047		42,289	24,926
0.335% due 05/25/2036		28,762	22,935
0.335% due 09/25/2036		5,670	4,277
0.335% due 06/25/2046		99,367	45,740
0.340% due 12/25/2036		65	49
0.345% due 07/25/2036		7,146	5,706
0.345% due 08/25/2036		12,694	9,835
0.345% due 09/25/2036		118	89

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.345% due 12/25/2036		$6,557	$5,674
0.355% due 10/25/2046		19,980	13,767
0.355% due 05/25/2047		5,504	4,609
0.365% due 06/25/2037		3,730	2,821
0.365% due 04/25/2046		19,572	9,850
0.405% due 08/25/2037		7,623	6,189
0.425% due 02/25/2046		3,364	1,906
0.455% due 01/25/2035		132	128
0.455% due 08/25/2035		844	672
0.460% due 09/25/2046		349	156
0.485% due 03/25/2037		2,008	765
0.555% due 01/25/2033		11	11
0.555% due 08/25/2036		318	216
0.555% due 11/25/2036 ^		3,271	2,062
0.695% due 03/25/2034		1,580	1,501
0.805% due 07/25/2033		119	112
0.915% due 09/25/2046 ^		5,837	4,003
1.475% due 09/25/2045		730	597
2.933% due 04/25/2035		8,649	8,600
3.170% due 08/25/2035 ^		1,930	1,062
3.415% due 09/25/2035 ^		1,563	1,268
3.564% due 02/25/2036 ^		1,660	1,218
3.566% due 12/25/2035		23,531	20,035
3.743% due 01/25/2036 ^		16,760	13,642
5.250% due 09/25/2020		13,995	13,999
5.500% due 06/25/2034		6,031	6,121
5.750% due 01/25/2034		6,085	6,326
6.000% due 06/25/2036		99	81
6.000% due 08/25/2036		4,569	3,690
6.000% due 08/25/2036 ^		4,203	3,394
6.000% due 09/25/2036 ^		4,318	3,444
6.000% due 09/25/2036		3,731	2,977
6.000% due 11/25/2036 ^		4,359	3,479
6.250% due 03/25/2037 ^		3,420	2,432
6.500% due 09/25/2037 ^		4,020	3,157
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		375	426
Residential Asset Securitization Trust
0.555% due 01/25/2046 ^		18,624	10,191
0.605% due 12/25/2036 ^		679	267
0.655% due 03/25/2035		14,117	11,286
5.000% due 08/25/2019		2,037	2,104
5.500% due 08/25/2034		174	177
5.500% due 06/25/2035 ^		1,045	961
5.750% due 02/25/2036 ^		1,401	1,185
6.000% due 03/25/2037 ^		6,648	5,142
6.000% due 04/25/2037		544	477
6.000% due 05/25/2037 ^		360	323
6.000% due 07/25/2037		1,812	1,371
6.250% due 08/25/2036		227	213
6.250% due 10/25/2036 ^		670	605
6.250% due 11/25/2036		2,813	2,144
6.250% due 09/25/2037 ^		2,898	2,120
6.500% due 08/25/2036		1,872	1,303
6.500% due 09/25/2036		1,918	1,457
6.500% due 04/25/2037		31,427	19,371
Residential Funding Mortgage Securities, Inc. Trust
0.555% due 07/25/2018		48	47
2.763% due 11/25/2035		1,755	1,558
2.956% due 09/25/2035 ^		208	176
3.223% due 02/25/2036 ^		6,114	5,507
3.395% due 02/25/2037		6,593	5,303
3.876% due 07/27/2037		19,925	16,922
5.250% due 07/25/2035		4,337	4,499
5.351% due 06/25/2035		2,098	2,076
5.500% due 12/25/2034		1,600	1,675
6.000% due 06/25/2036 ^		3,468	3,255
6.000% due 07/25/2036 ^		4,108	3,807
6.000% due 10/25/2036		17,360	15,390
6.000% due 06/25/2037		1,784	1,637
6.500% due 03/25/2032		225	234
ResLoc UK PLC
0.783% due 12/15/2043	GBP	4,347	6,442
RMAC Securities PLC
0.237% due 06/12/2044	EUR	3,185	3,857
0.713% due 06/12/2044	GBP	47,633	73,741
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$43,051	45,473
5.331% due 02/16/2044		18,107	19,259

18	See Accompanying Notes

September 30, 2014

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.336% due 05/16/2047		$28,580	$30,625
5.420% due 01/16/2049		26,636	28,847
5.467% due 09/16/2039		7,216	7,572
5.692% due 04/16/2049		26,300	28,144
5.695% due 09/16/2040		7,500	8,070
6.068% due 09/17/2039		2,386	2,604
6.068% due 02/17/2051		10,000	10,006
6.140% due 02/16/2051		42,172	45,518
6.241% due 12/16/2049		33,823	35,982
Salomon Brothers Mortgage Securities, Inc.
0.655% due 05/25/2032		110	104
7.000% due 12/25/2018		39	42
Santa Barbara Savings and Loan Association
9.500% due 11/20/2018		45	47
Securitized Asset Sales, Inc.
0.573% due 11/26/2023		94	71
Sequoia Mortgage Trust
0.354% due 07/20/2036		5,188	4,904
0.364% due 06/20/2036		3,376	3,016
0.504% due 07/20/2033		331	318
0.814% due 06/20/2033		31	31
0.830% due 05/20/2034		4,133	3,993
0.841% due 05/20/2034		880	850
0.853% due 10/19/2026		212	211
0.914% due 10/20/2027		142	135
0.927% due 02/20/2034		2,946	2,953
0.954% due 10/20/2027		1,922	1,895
0.989% due 09/20/2033		1,298	1,281
2.330% due 01/20/2047 ^		3,981	3,479
2.639% due 04/20/2035		13,504	13,543
2.664% due 09/20/2046		8,769	7,552
2.689% due 02/25/2040		508	500
3.055% due 01/20/2047 ^		5,600	5,017
Silenus European Loan Conduit Ltd.
0.348% due 05/15/2019	EUR	9,038	11,260
Structured Adjustable Rate Mortgage Loan Trust
0.375% due 05/25/2037		$236	189
0.375% due 06/25/2037		21,184	19,046
0.455% due 09/25/2034		3,273	2,955
0.455% due 10/25/2035		2,693	2,533
0.455% due 08/25/2036		12,015	9,437
0.475% due 10/25/2035		17,670	15,216
0.635% due 06/25/2035		329	330
1.518% due 01/25/2035		357	290
1.832% due 10/25/2037 ^		1,210	812
2.387% due 12/25/2034		186	186
2.390% due 03/25/2034		3,466	3,517
2.404% due 06/25/2035		3,663	3,462
2.418% due 09/25/2034		49	49
2.419% due 05/25/2034		260	261
2.432% due 12/25/2035		10,286	8,777
2.437% due 07/25/2034		2,132	2,150
2.453% due 08/25/2034		1,702	1,668
2.454% due 11/25/2034		1,416	1,416
2.459% due 04/25/2035		9,344	9,147
2.463% due 04/25/2034		4,838	4,840
2.464% due 09/25/2034		1,640	1,645
2.473% due 02/25/2034		3,495	3,551
2.482% due 02/25/2036		3,640	2,960
2.486% due 09/25/2035		4,092	3,703
2.489% due 01/25/2035		1,832	1,798
2.519% due 03/25/2034		141	142
2.530% due 08/25/2035		88	83
2.542% due 09/25/2036 ^		30,743	19,391
2.564% due 11/25/2035 ^		1,089	883
2.565% due 05/25/2036		10,971	9,082
2.566% due 01/25/2036 ^		1,694	1,663
2.600% due 02/25/2036 ^		22,821	19,512
2.612% due 04/25/2036		5,775	5,071
2.626% due 06/25/2036		2,856	2,370
2.630% due 09/25/2034		5,729	5,719
4.714% due 11/25/2036 ^		4,457	4,033
4.800% due 04/25/2036 ^		8,942	7,001
5.027% due 05/25/2036		4,446	4,152
5.037% due 03/25/2036 ^		1,357	1,160
5.087% due 01/25/2036 ^		25,629	19,633
5.122% due 07/25/2035 ^		9,198	8,097
5.366% due 02/25/2036 ^		1,792	1,441
5.426% due 09/25/2036 ^		1,172	1,172

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Structured Asset Mortgage Investments Trust
0.275% due 08/25/2036	$26,594	$21,012
0.285% due 03/25/2037	4,541	3,539
0.325% due 03/25/2037 ^	694	189
0.345% due 06/25/2036	1,110	953
0.345% due 07/25/2046	41,708	34,271
0.355% due 05/25/2036	31,392	23,649
0.365% due 04/25/2036	1,246	934
0.365% due 08/25/2036	8,713	6,963
0.365% due 05/25/2046	201	154
0.375% due 05/25/2036	47	35
0.375% due 05/25/2046	14,111	8,410
0.375% due 09/25/2047	300	237
0.385% due 05/25/2045	1,123	1,029
0.403% due 07/19/2035	10,174	9,474
0.415% due 05/25/2046 ^	222	83
0.443% due 07/19/2034	25	25
0.455% due 08/25/2036 ^	1,068	454
0.465% due 12/25/2035	5,770	4,597
0.483% due 10/19/2034	824	790
0.813% due 09/19/2032	4,934	4,849
0.853% due 01/19/2034	568	555
0.853% due 03/19/2034	9	9
0.993% due 10/19/2033	1,036	986
1.515% due 12/25/2035	5,158	3,621
1.614% due 02/25/2036	20,232	17,752
9.116% due 06/25/2029	43	45
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.905% due 05/25/2022	456	472
Structured Asset Securities Corp.
5.500% due 06/25/2035	3,698	3,677
6.957% due 04/15/2027	28	28
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	4,292	3,991
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.842% due 05/25/2032	76	74
2.125% due 07/25/2032	539	499
2.218% due 01/25/2032	847	827
2.346% due 06/25/2033	60	61
2.362% due 07/25/2033	69	70
2.369% due 03/25/2033	1,616	1,619
2.379% due 01/25/2034	5,337	5,229
2.490% due 06/25/2033	3,495	3,537
2.516% due 02/25/2032	901	889
2.540% due 11/25/2033	245	241
5.795% due 06/25/2034	220	227
Structured Asset Securities Corp. Trust
2.612% due 10/28/2035	335	318
5.000% due 05/25/2035	7,907	8,082
5.750% due 02/25/2035	22,750	23,418
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	28	29
Suntrust Adjustable Rate Mortgage Loan Trust
2.644% due 01/25/2037 ^	11,071	10,672
2.668% due 02/25/2037 ^	1,328	1,162
2.778% due 04/25/2037 ^	1,735	1,486
2.970% due 10/25/2037	1,934	1,806
Suntrust Alternative Loan Trust
0.805% due 12/25/2035 ^	11,818	9,237
5.750% due 12/25/2035 ^	7,769	7,023
6.000% due 04/25/2036	2,219	1,790
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	1,031	682
5.970% due 09/25/2036	5,583	1,167
6.015% due 07/25/2037	1,986	1,534
6.500% due 07/25/2036	6,778	3,949
Thornburg Mortgage Securities Trust
0.735% due 12/25/2044	2,944	2,734
0.855% due 12/25/2033	1,782	1,797
1.405% due 06/25/2047	44,427	40,258
1.455% due 03/25/2037	31,504	29,071
2.082% due 10/25/2043	746	735
2.248% due 09/25/2047 ^	100,574	90,324
2.456% due 09/25/2037	12,988	12,927
4.911% due 10/25/2046	254,624	260,789
5.404% due 07/25/2036	176,836	178,403
5.750% due 06/25/2047	51,607	46,880

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
UBS-Barclays Commercial Mortgage Trust
1.266% due 03/10/2046 (a)	$588	$40
Wachovia Bank Commercial Mortgage Trust
0.234% due 06/15/2020	1,458	1,451
0.329% due 06/15/2049	159,222	156,932
5.118% due 07/15/2042	90	92
5.215% due 01/15/2041	69	69
5.342% due 12/15/2043	119,950	129,417
5.416% due 01/15/2045	16,615	17,434
5.509% due 04/15/2047	62,108	66,487
5.559% due 10/15/2048	152,697	164,271
5.928% due 06/15/2049	546	554
5.933% due 06/15/2049	49,121	53,196
6.140% due 02/15/2051	19,987	21,579
Wachovia Mortgage Loan Trust LLC
2.465% due 03/20/2037 ^	5,122	4,955
2.514% due 10/20/2035	139	142
2.535% due 08/20/2035	13,637	13,391
2.626% due 08/20/2035	11,122	10,213
5.442% due 10/20/2035	2,028	2,032
WaMu Mortgage Pass-Through Certificates Trust
0.375% due 07/25/2046 ^	38	3
0.385% due 04/25/2045	4,874	4,683
0.415% due 11/25/2045	27,425	25,985
0.425% due 12/25/2045	1,246	1,200
0.435% due 11/25/2045	27,923	25,030
0.445% due 07/25/2045	547	526
0.445% due 10/25/2045	53,903	51,878
0.445% due 12/25/2045	23,943	22,757
0.465% due 01/25/2045	1,740	1,673
0.475% due 01/25/2045	4,495	4,358
0.475% due 07/25/2045	276	265
0.485% due 01/25/2045	6,388	5,990
0.515% due 11/25/2034	4,922	4,790
0.525% due 11/25/2034	1,681	1,626
0.565% due 11/25/2045	577	524
0.565% due 12/25/2045	508	468
0.575% due 06/25/2044	3,527	3,285
0.645% due 11/25/2034	816	765
0.815% due 03/25/2047	30,316	24,297
0.817% due 02/25/2047	12,247	10,170
0.855% due 01/25/2047	15,407	12,987
0.865% due 06/25/2047	9,672	8,494
0.875% due 04/25/2047	20,916	19,032
0.885% due 05/25/2047	24,430	21,250
0.925% due 12/25/2046	27,883	26,606
0.925% due 07/25/2047	16,203	14,192
0.935% due 12/25/2046	14,936	12,505
1.055% due 05/25/2046	19,011	18,009
1.095% due 06/25/2046	33,061	32,114
1.115% due 02/25/2046	3,439	3,289
1.115% due 08/25/2046	347	308
1.315% due 11/25/2042	591	581
1.515% due 06/25/2042	1,297	1,264
1.515% due 08/25/2042	539	524
1.831% due 01/25/2037 ^	8,085	7,022
1.926% due 02/27/2034	6,095	6,051
1.926% due 07/25/2047 ^	6,520	4,870
1.941% due 04/25/2037	5,410	4,742
2.042% due 11/25/2036	56	50
2.049% due 12/25/2036 ^	5,194	4,596
2.056% due 06/25/2037	36,456	31,841
2.100% due 05/25/2037	258	220
2.143% due 03/25/2033	31	31
2.176% due 05/25/2046	1,600	1,380
2.176% due 07/25/2046	1,538	1,407
2.176% due 08/25/2046	922	872
2.176% due 09/25/2046	10,879	10,256
2.176% due 10/25/2046	18,983	17,900
2.176% due 11/25/2046	4,045	3,749
2.176% due 12/25/2046	13,050	12,742
2.187% due 02/25/2037 ^	13,843	11,671
2.203% due 12/25/2036 ^	18,855	17,138
2.226% due 09/25/2036 ^	12,757	11,694
2.239% due 08/25/2046	7,220	6,367
2.258% due 08/25/2036 ^	22,778	20,100
2.309% due 02/25/2037 ^	18,425	16,045
2.328% due 10/25/2035	2,223	2,174

See Accompanying Notes	19

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.332% due 03/25/2036	$20,887	$19,584
2.357% due 03/25/2037	62,002	59,376
2.359% due 12/25/2035	34,082	33,066
2.364% due 08/25/2035	19,170	19,246
2.364% due 12/25/2035	20,227	19,712
2.372% due 04/25/2035	14,953	14,797
2.375% due 02/25/2037 ^	31,684	28,161
2.376% due 06/25/2034	58	59
2.381% due 05/25/2035	77,690	78,009
2.398% due 09/25/2035	36,504	34,844
2.406% due 03/25/2034	1,218	1,226
2.406% due 03/25/2035	4,490	4,497
2.407% due 09/25/2033	1,709	1,779
2.414% due 08/25/2034	679	685
2.439% due 12/25/2035	4,693	4,503
2.442% due 09/25/2033	213	217
2.443% due 06/25/2033	5,371	5,468
2.503% due 01/25/2033	257	262
2.843% due 05/25/2037 ^	10,779	9,005
3.965% due 03/25/2036	29,352	27,414
4.070% due 12/25/2036 ^	23,885	22,074
4.396% due 08/25/2036 ^	9,507	8,715
4.531% due 04/25/2037	2,813	2,652
4.579% due 02/25/2037	1,064	987
4.607% due 08/25/2036 ^	15,343	14,233
4.620% due 01/25/2036 ^	12,097	11,415
4.623% due 07/25/2037 ^	768	725
5.225% due 08/25/2035	2,453	2,371
5.884% due 08/25/2046 ^	19,500	17,969
6.000% due 07/25/2034	1,222	1,298
Washington Mutual Alternative Mortgage Pass-Through Certificates
6.000% due 04/25/2036	3,012	2,512
Washington Mutual Mortgage Loan Trust
1.314% due 05/25/2041	64	64
Washington Mutual Mortgage Pass-Through Certificates Trust
0.315% due 02/25/2037	27,320	19,274
0.395% due 01/25/2047 ^	8,661	6,103
0.605% due 04/25/2035	18,927	15,049
0.835% due 12/25/2046	38,988	28,056
0.885% due 04/25/2047 ^	451	75
1.085% due 05/25/2046	7,618	5,913
1.770% due 02/25/2031	1	1
2.027% due 02/25/2033	29	29
2.225% due 05/25/2033	134	134
2.353% due 01/25/2035	543	546
2.399% due 06/25/2033	6,532	6,593
4.780% due 09/25/2036	5,112	3,048
5.500% due 07/25/2035	9,100	8,795
5.500% due 11/25/2035	1,791	1,691
5.500% due 06/25/2037 ^	3,593	3,415
6.000% due 06/25/2037 ^	32,119	27,716
6.268% due 07/25/2036	1,838	1,038
6.449% due 07/25/2036	3,140	1,772
Wells Fargo Alternative Loan Trust
2.590% due 07/25/2037	3,488	2,977
6.250% due 11/25/2037 ^	7,386	7,043
Wells Fargo Commercial Mortgage Trust
4.218% due 07/15/2046	400	428
4.393% due 11/15/2043	300	324
Wells Fargo Mortgage-Backed Securities Trust
0.655% due 07/25/2037	2,873	2,450
2.482% due 12/25/2033	1,835	1,841
2.490% due 06/25/2033	596	605
2.494% due 09/25/2036 ^	5,809	5,467
2.597% due 08/25/2033	359	369
2.600% due 06/25/2035	636	642
2.603% due 03/25/2036	11,259	11,026
2.606% due 10/25/2035	15,092	15,193
2.609% due 06/25/2034	5,304	5,406
2.609% due 05/25/2035	3,641	3,658
2.609% due 10/25/2035	23,222	22,792
2.610% due 04/25/2036 ^	57	56
2.610% due 07/25/2036 ^	1,674	1,542
2.611% due 10/25/2036 ^	12,085	11,715
2.612% due 02/25/2034	3,284	3,356
2.612% due 12/25/2034	1,414	1,437
2.612% due 04/25/2036	311	312

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.612% due 07/25/2036 ^	$39,883	$39,151
2.613% due 11/25/2034	233	235
2.613% due 03/25/2035	1,256	1,241
2.614% due 03/25/2035	5,981	6,014
2.614% due 06/25/2035	5,767	5,841
2.615% due 09/25/2033	220	224
2.615% due 07/25/2034	40	40
2.615% due 11/25/2034	1,347	1,377
2.615% due 12/25/2034	30	30
2.615% due 01/25/2035	13,511	13,435
2.615% due 06/25/2035	1,976	1,987
2.615% due 03/25/2036	122,566	122,450
2.615% due 04/25/2036	19,174	18,594
2.619% due 12/25/2033	230	233
2.629% due 03/25/2036	5,727	5,514
5.000% due 03/25/2036	2,658	2,679
5.004% due 05/25/2035	459	450
5.016% due 03/25/2036	24,662	24,841
5.212% due 10/25/2035	27,491	27,478
5.250% due 01/25/2034	978	1,021
5.250% due 10/25/2035	3,299	3,455
5.358% due 03/25/2036	348	349
5.500% due 11/25/2035	398	412
5.500% due 01/25/2036	6,164	5,992
5.500% due 02/25/2037 ^	1,688	1,546
5.594% due 04/25/2036	17,508	16,994
5.680% due 04/25/2037	9,929	9,837
5.750% due 03/25/2036	6,852	6,987
5.750% due 02/25/2037	958	912
5.750% due 04/25/2037	6,458	6,396
6.000% due 06/25/2036 ^	7,873	7,810
6.000% due 08/25/2036	13,796	14,082
6.000% due 03/25/2037 ^	5,403	5,313
6.000% due 04/25/2037	4,438	4,335
6.000% due 04/25/2037 ^	2,337	2,283
6.000% due 07/25/2037	29,045	28,606
6.000% due 07/25/2037 ^	9,632	9,574
6.000% due 08/25/2037	21,519	21,516
6.250% due 07/25/2037	481	464
Wells Fargo-RBS Commercial Mortgage Trust
3.667% due 11/15/2044	201	211

Total Mortgage-Backed Securities (Cost $12,676,868)		13,742,976

ASSET-BACKED SECURITIES 3.5%
Aames Mortgage Investment Trust
0.935% due 10/25/2035	3,100	2,461
ACA CLO Ltd.
0.484% due 07/25/2018	13,944	13,945
0.484% due 01/20/2021	4,716	4,706
Academic Loan Funding Trust
0.955% due 12/27/2022	21,295	21,439
Access Group, Inc.
1.534% due 10/27/2025	41,195	41,455
Accredited Mortgage Loan Trust
0.285% due 02/25/2037	2,735	2,612
0.415% due 09/25/2036	43,957	37,067
0.475% due 12/25/2035	2,517	2,362
1.025% due 01/25/2035	2,531	2,442
4.330% due 06/25/2033	3,670	3,328
4.980% due 10/25/2033	2,527	2,489
ACE Securities Corp.
0.215% due 10/25/2036	23	9
0.265% due 12/25/2036	7,450	3,430
0.295% due 07/25/2036	11,538	8,175
0.305% due 04/25/2036	12,582	11,327
0.315% due 08/25/2036 ^	5,912	2,667
0.355% due 12/25/2036	28,722	13,402
0.375% due 08/25/2036 ^	7,597	3,469
0.455% due 02/25/2036	15,400	13,674
0.595% due 11/25/2035	12,800	10,241
0.705% due 12/25/2045	5,800	3,754
0.775% due 02/25/2036 ^	3,900	3,188
0.805% due 07/25/2035	2,718	2,339
0.835% due 09/25/2035	8,900	7,226

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.855% due 08/25/2045		$6,539	$6,349
1.130% due 11/25/2033		3,406	3,202
1.130% due 12/25/2034		1,880	1,840
1.955% due 10/25/2032		3,676	3,603
Aegis Asset-Backed Securities Trust
0.585% due 12/25/2035		3,300	2,258
0.635% due 06/25/2035		3,500	2,393
1.155% due 03/25/2035 ^		9,500	8,482
AFC Home Equity Loan Trust
0.865% due 12/22/2027		2	2
Ally Auto Receivables Trust
0.590% due 01/17/2017		379	380
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.605% due 03/25/2035		1,689	1,688
0.625% due 11/25/2035		4,500	3,607
0.760% due 11/25/2034		506	505
0.845% due 04/25/2034		432	429
0.935% due 05/25/2034		3,786	3,480
1.025% due 07/25/2034		541	484
3.530% due 11/25/2032		6,500	6,393
4.924% due 05/25/2034		686	547
5.444% due 11/25/2035		5,694	5,680
Amortizing Residential Collateral Trust
0.695% due 06/25/2032		221	206
0.735% due 07/25/2032		97	90
0.855% due 10/25/2031		130	118
1.190% due 07/25/2032		162	157
1.280% due 08/25/2032		352	315
Aquilae CLO PLC
0.546% due 01/17/2023	EUR	11,880	14,967
Argent Securities Trust
0.265% due 09/25/2036		$5,689	2,357
0.305% due 06/25/2036		24,129	9,346
0.305% due 07/25/2036		9,088	4,035
0.305% due 09/25/2036		29,107	12,105
0.345% due 03/25/2036		8,382	4,606
0.395% due 07/25/2036		8,330	3,743
0.425% due 05/25/2036		30,686	13,140
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.355% due 10/25/2035		400	400
0.475% due 01/25/2036		17,402	11,951
1.280% due 11/25/2034		3,522	3,062
2.180% due 05/25/2034		1,172	1,070
Asset-Backed Funding Certificates Trust
0.315% due 01/25/2037		31,629	20,051
0.375% due 01/25/2037		14,686	9,391
0.465% due 12/25/2034		869	862
0.855% due 06/25/2034		1,839	1,732
1.015% due 12/25/2030		1,285	1,270
1.205% due 03/25/2034		5,922	4,669
1.250% due 05/25/2032		1,052	992
Asset-Backed Securities Corp. Home Equity Loan Trust
0.235% due 05/25/2037		304	192
0.385% due 11/25/2036		7,500	4,564
0.605% due 11/25/2035		5,800	5,110
0.705% due 09/25/2034		824	825
0.915% due 10/25/2034		1	1
0.965% due 06/25/2034		15,236	14,379
1.205% due 12/25/2034		9,479	8,933
1.504% due 04/15/2033		391	385
3.155% due 08/15/2033		1,112	1,033
Avoca CLO Ltd.
0.648% due 10/15/2023	EUR	6,899	8,606
Avoca CLO PLC
0.438% due 09/15/2021		13,903	17,482
Bear Stearns Asset-Backed Securities Trust
0.225% due 12/25/2036		$576	578
0.265% due 11/25/2036		3,968	3,802
0.265% due 02/25/2037		11,189	10,585
0.305% due 06/25/2036		8,548	8,158
0.305% due 01/25/2037		2,203	2,192
0.315% due 01/25/2037		23,619	21,901
0.325% due 05/25/2036 ^		6,732	5,826
0.325% due 10/25/2036		14,234	13,591
0.325% due 12/25/2036		6,676	5,246

20	See Accompanying Notes

September 30, 2014

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.325% due 01/25/2037		$15,514	$13,180
0.335% due 04/25/2036		9,112	9,036
0.335% due 06/25/2047		9,776	9,468
0.345% due 05/25/2037		6,379	5,725
0.345% due 01/25/2047		1,161	1,159
0.355% due 12/25/2036		21,167	19,955
0.355% due 04/25/2037		23,994	21,412
0.395% due 06/25/2047		7,500	6,382
0.435% due 02/25/2036		52	52
0.435% due 04/25/2036		6,724	6,310
0.475% due 01/25/2047		7,600	6,897
0.505% due 04/25/2037		10,799	4,943
0.555% due 11/25/2034		2,850	2,469
0.555% due 09/25/2046		4,871	4,205
0.605% due 12/25/2042		418	411
0.795% due 12/25/2034		6	6
0.805% due 08/25/2035		6,939	6,579
0.815% due 10/25/2032		2,778	2,661
0.825% due 06/25/2035		14,000	11,359
0.855% due 11/25/2035		2,732	2,305
0.905% due 09/25/2035		6,793	6,527
0.955% due 10/27/2032		967	925
1.155% due 10/25/2037		468	440
1.155% due 11/25/2042		301	289
1.405% due 08/25/2037		15,805	14,548
2.518% due 10/25/2036		1,634	1,241
2.814% due 07/25/2036		177	169
2.841% due 06/25/2043		1,002	1,010
2.971% due 10/25/2036		209	206
5.500% due 01/25/2034		58	60
5.750% due 11/25/2034		5,101	5,073
Berica Asset-Backed Security SRL
0.382% due 12/31/2055	EUR	38,527	48,369
BNC Mortgage Loan Trust
0.255% due 05/25/2037		$433	415
0.285% due 07/25/2037		6,209	5,715
Bumper S.A.
1.258% due 02/23/2023	EUR	93	118
Carlyle High Yield Partners Ltd.
0.449% due 04/19/2022		$3,188	3,140
Carrington Mortgage Loan Trust
0.215% due 01/25/2037		1,705	1,343
0.255% due 06/25/2037		448	443
0.315% due 10/25/2036		8,043	4,766
0.395% due 06/25/2036		16,000	10,630
0.405% due 10/25/2036		9,422	5,647
0.415% due 02/25/2037		53,326	38,336
0.475% due 10/25/2035		1,550	1,547
0.535% due 12/25/2035 ^		20,950	20,269
0.615% due 06/25/2035		3,800	3,568
CDC Mortgage Capital Trust
0.950% due 07/25/2034		4,137	3,674
Centex Home Equity Loan Trust
5.590% due 10/25/2035		9	9
Chase Funding Trust
0.715% due 02/25/2033		47	44
0.795% due 08/25/2032		687	632
0.815% due 11/25/2032		20	19
0.895% due 10/25/2032		275	261
1.055% due 02/25/2032		3,758	3,618
4.499% due 11/25/2034		2	2
CIT Group Home Equity Loan Trust
1.205% due 09/25/2030		3,303	2,886
3.930% due 03/20/2032		376	387
CIT Mortgage Loan Trust
1.405% due 10/25/2037		374	375
Citibank Omni Master Trust
4.900% due 11/15/2018		255,130	256,583
Citigroup Mortgage Loan Trust, Inc.
0.215% due 07/25/2045		5,376	4,758
0.225% due 05/25/2037		4,209	3,610
0.295% due 12/25/2036		7,951	7,105
0.305% due 10/25/2036		1,331	1,330

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.315% due 09/25/2036	$6,673	$4,759
0.325% due 05/25/2037	16,000	14,119
0.325% due 07/25/2045	16,200	9,725
0.355% due 05/25/2037	8,000	4,662
0.405% due 08/25/2036	24,500	16,213
0.415% due 09/25/2036	5,082	3,367
0.415% due 01/25/2037	6,000	4,968
0.415% due 07/25/2045	7,742	4,709
0.425% due 05/25/2037	17,700	11,704
0.465% due 12/25/2035	13,210	12,331
0.555% due 11/25/2046	24,828	21,231
0.605% due 11/25/2045	4,532	4,063
0.645% due 09/25/2035	11,100	8,339
0.775% due 05/25/2035	3,900	3,074
1.130% due 11/25/2034	16,341	15,406
5.700% due 05/25/2036 ^	4,200	2,870
5.764% due 01/25/2037	1,798	1,275
ColumbusNova CLO Ltd.
0.481% due 05/16/2019	1,851	1,843
Commercial Industrial Finance Corp.
0.493% due 05/10/2021	7,039	6,953
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	65	66
6.681% due 12/01/2033	66	66
7.490% due 07/01/2031	527	590
Conseco Financial Corp.
6.240% due 12/01/2028	202	210
6.870% due 04/01/2030	383	408
7.140% due 01/15/2029	18	19
7.240% due 06/15/2028	16	16
7.290% due 03/15/2028	53	53
Countrywide Asset-Backed Certificates
0.275% due 06/25/2047	16,144	15,907
0.285% due 06/25/2047	539	538
0.305% due 01/25/2037	11,578	10,992
0.305% due 02/25/2037	22,408	20,342
0.305% due 05/25/2037	52,876	45,932
0.305% due 01/25/2045	14,089	13,860
0.305% due 06/25/2047	60,713	48,989
0.315% due 01/25/2034	4,239	3,666
0.315% due 03/25/2037	12,168	10,760
0.315% due 01/25/2046	5,320	4,665
0.315% due 09/25/2046	7,376	6,046
0.325% due 05/25/2037	60,966	54,430
0.325% due 06/25/2047	26,228	23,406
0.335% due 08/25/2036	819	803
0.335% due 09/25/2036	2,902	2,837
0.335% due 06/25/2047	2,250	1,990
0.345% due 06/25/2036	9,595	9,382
0.345% due 06/25/2047	11,700	10,041
0.375% due 06/25/2037	11,000	5,486
0.375% due 09/25/2037	7,100	5,483
0.375% due 09/25/2047	64,600	49,159
0.385% due 10/25/2047	17,600	14,417
0.395% due 03/25/2037	13,549	5,787
0.405% due 04/25/2036	10,378	10,087
0.405% due 01/25/2046	4,400	2,630
0.445% due 06/25/2036	13,440	10,988
0.445% due 07/25/2036	7,400	6,184
0.445% due 08/25/2036	12,797	10,832
0.455% due 06/25/2036	9,400	7,796
0.455% due 07/25/2036	10,000	8,942
0.465% due 09/25/2037	7,200	2,759
0.495% due 04/25/2036	10,159	9,321
0.495% due 12/25/2036 ^	69	41
0.505% due 05/25/2036	31,587	30,537
0.525% due 11/25/2033	1	1
0.540% due 11/25/2035	6,644	6,336
0.555% due 08/25/2034	853	797
0.595% due 04/25/2036	4,500	3,536
0.605% due 04/25/2036	7,600	6,175
0.615% due 11/25/2035	127	126
0.615% due 05/25/2036	11,800	9,649
0.635% due 12/25/2031	314	245
0.645% due 10/25/2035	4,328	4,291
0.645% due 02/25/2036	10,400	9,349

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.655% due 08/25/2047		$25,447	$25,047
0.685% due 05/25/2035		1,432	1,432
0.685% due 02/25/2036		4,800	3,985
0.695% due 01/25/2036		3,568	3,431
0.715% due 12/25/2035		3,000	2,792
0.735% due 11/25/2035		2,600	2,329
0.755% due 07/25/2035		22,800	21,670
0.755% due 08/25/2035		4,557	4,499
0.805% due 07/25/2035		1,000	896
0.855% due 11/25/2035		2,000	1,605
0.895% due 05/25/2032		22	21
0.895% due 12/25/2034		3,649	3,504
0.935% due 11/25/2034		2,652	2,635
0.955% due 08/25/2047		21,500	18,553
1.055% due 11/25/2034		914	910
1.055% due 04/25/2035		3,500	2,758
1.130% due 11/25/2034		5,387	4,724
2.555% due 01/25/2034		19,814	14,820
4.603% due 04/25/2036		2,379	2,400
4.693% due 10/25/2035		7,516	7,501
4.740% due 10/25/2035		924	922
5.046% due 02/25/2036		11,000	10,255
5.103% due 05/25/2035		3,500	3,448
5.220% due 07/25/2036		15,418	14,532
5.251% due 12/25/2034		2,100	2,059
5.278% due 10/25/2046 ^		38,433	34,452
5.693% due 04/25/2047 ^		9,930	7,898
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032		932	877
0.855% due 07/25/2032		54	45
0.895% due 08/25/2032		2,042	1,797
1.805% due 05/25/2043		1,555	1,475
Credit-Based Asset Servicing and Securitization LLC
0.215% due 11/25/2036		155	88
0.225% due 01/25/2037 ^		39	18
0.276% due 07/25/2037		576	382
0.305% due 11/25/2036		14,940	8,611
0.405% due 07/25/2036		10,000	6,931
0.405% due 04/25/2037		1,568	1,109
0.725% due 07/25/2036		5,576	4,984
1.255% due 04/25/2032		268	259
4.139% due 03/25/2037 ^		7,475	4,752
4.295% due 08/25/2035		33	34
6.280% due 05/25/2035		1,793	1,798
Delta Funding Home Equity Loan Trust
0.974% due 09/15/2029		210	194
Denver Arena Trust
6.940% due 11/15/2019		637	645
Dryden Leveraged Loan CDO
0.568% due 01/25/2022	EUR	1,706	2,153
Educational Funding Co. LLC
0.484% due 10/25/2029		$7,419	7,013
Educational Services of America, Inc.
1.084% due 07/25/2023		28,292	28,617
EFS Volunteer LLC
1.084% due 10/26/2026		17,899	18,009
EMC Mortgage Loan Trust
0.605% due 12/25/2042		1,683	1,596
0.605% due 05/25/2043		513	490
0.895% due 05/25/2040		42	38
EquiFirst Mortgage Loan Trust
0.905% due 01/25/2034		34	30
Equity One Mortgage Pass-Through Trust
0.715% due 11/25/2032		3,730	3,535
FAB CBO BV
0.584% due 12/31/2078	EUR	3,632	4,445
FAB U.S. Ltd.
1.140% due 12/06/2045	GBP	22,011	32,529
Fieldstone Mortgage Investment Trust
0.315% due 11/25/2036		$15,132	8,895
Finance America Mortgage Loan Trust
1.055% due 08/25/2034		1,464	1,404
First Alliance Mortgage Loan Trust
0.914% due 03/20/2031		55	51
First Franklin Mortgage Loan Trust
0.295% due 09/25/2036		5,252	4,738
0.315% due 04/25/2036		8,204	6,783
0.395% due 04/25/2036		7,400	4,889
0.395% due 08/25/2036		8,700	6,130
0.395% due 10/25/2036		8,700	6,291

See Accompanying Notes	21

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.415% due 11/25/2036		$2,691	$2,661
0.585% due 05/25/2035		1,032	1,028
0.605% due 11/25/2036		6,700	5,551
0.625% due 07/25/2035		825	794
0.635% due 12/25/2035		19,600	18,810
0.645% due 07/25/2035		2,000	1,671
0.890% due 12/25/2034		20,472	19,510
1.055% due 03/25/2034		5,114	4,741
1.355% due 01/25/2035		2,690	2,198
1.580% due 10/25/2034		2,181	1,725
First NLC Trust
0.225% due 08/25/2037		1,422	794
0.295% due 08/25/2037		4,497	2,536
0.425% due 02/25/2036		13,144	12,845
0.435% due 08/25/2037		2,546	1,464
0.615% due 05/25/2035		2,112	1,802
Ford Credit Auto Owner Trust
0.180% due 07/15/2015		244	244
Fraser Sullivan CLO Ltd.
0.494% due 03/15/2020		4,165	4,157
Fremont Home Loan Trust
0.215% due 01/25/2037		45	22
0.255% due 08/25/2036		508	231
0.285% due 11/25/2036		57,592	28,427
0.305% due 10/25/2036		8,410	4,463
0.305% due 01/25/2037		19,900	10,036
0.315% due 08/25/2036		10,407	4,792
0.325% due 02/25/2036		24,773	21,642
0.325% due 02/25/2037		76,482	45,890
0.395% due 02/25/2037		28,906	17,331
0.405% due 05/25/2036		15,540	9,332
0.425% due 02/25/2036		5,400	3,369
0.425% due 04/25/2036		3,100	1,952
0.485% due 01/25/2036		18,955	14,461
0.645% due 07/25/2035		1,500	1,327
1.085% due 07/25/2034		1,472	1,396
1.220% due 06/25/2035		6,100	5,294
GE-WMC Mortgage Securities Trust
0.195% due 08/25/2036		12	6
GMAC Mortgage Corp. Home Equity Loan Trust
6.827% due 09/25/2037		79	84
7.000% due 09/25/2037		51	51
Greenpoint Manufactured Housing
7.270% due 06/15/2029		454	458
8.300% due 10/15/2026		500	539
8.450% due 06/20/2031		28,383	27,715
Grosvenor Place CLO BV
0.398% due 03/28/2023	EUR	14,397	18,184
GSAA Home Equity Trust
0.275% due 04/25/2047		$9,207	7,184
0.325% due 09/25/2036		4,825	2,714
0.385% due 03/25/2036		12,306	11,016
0.455% due 03/25/2037		4,424	2,727
0.455% due 05/25/2047		717	516
0.525% due 06/25/2035		7,194	6,905
0.605% due 08/25/2037		10,732	9,660
5.008% due 06/25/2034		42	44
5.492% due 03/25/2036		16,205	11,725
5.995% due 03/25/2046 ^		20,797	16,191
GSAMP Trust
0.225% due 12/25/2036		318	174
0.245% due 01/25/2037		5,359	3,339
0.255% due 12/25/2046		25,619	15,163
0.275% due 12/25/2036		9,350	5,250
0.305% due 06/25/2036		9,804	8,790
0.305% due 08/25/2036		30,789	23,532
0.305% due 12/25/2046		23,092	13,759
0.315% due 05/25/2046		2,353	2,032
0.315% due 10/25/2046		2,211	2,166
0.335% due 11/25/2035		581	104
0.385% due 12/25/2046		3,921	2,361
0.385% due 03/25/2047		10,726	7,224
0.395% due 06/25/2036		7,828	4,912
0.395% due 08/25/2036		3,676	2,843
0.425% due 04/25/2036		5,500	3,420
0.525% due 03/25/2047		2,000	1,218
0.675% due 01/25/2045		1,988	1,887
0.890% due 09/25/2035 ^		19,420	17,702
1.005% due 02/25/2047		53,623	50,836

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.160% due 06/25/2035		$3,018	$2,952
1.205% due 06/25/2034		1,686	1,641
1.405% due 03/25/2034		5,550	5,194
1.475% due 12/25/2034		2,082	1,538
1.805% due 10/25/2034		1,541	1,351
Halcyon Structured Asset Management European CLO BV
0.548% due 01/25/2023	EUR	10,079	12,683
Halcyon Structured Asset Management Long/Short Ltd.
0.462% due 08/07/2021		$58,534	58,387
Home Equity Asset Trust
0.325% due 08/25/2036		4,006	3,941
0.340% due 07/25/2037		6,660	6,294
0.645% due 12/25/2035		12,200	10,894
0.755% due 11/25/2032		154	137
1.250% due 05/25/2035		3,300	2,702
Home Equity Loan Trust
0.495% due 04/25/2037		10,429	6,367
HSBC Home Equity Loan Trust
0.304% due 03/20/2036		6,155	6,121
0.314% due 01/20/2036		3,884	3,870
HSI Asset Loan Obligation Trust
0.215% due 12/25/2036		147	69
5.436% due 12/25/2036		21,169	13,516
HSI Asset Securitization Corp. Trust
0.205% due 10/25/2036		286	160
0.265% due 12/25/2036		800	393
0.325% due 12/25/2036		7,285	3,593
0.335% due 04/25/2037		54,858	40,553
0.545% due 11/25/2035		5,339	3,820
Hyde Park CDO BV
0.583% due 06/14/2022	EUR	5,896	7,418
ICE EM CLO
0.681% due 08/15/2022		$28,821	28,751
IMC Home Equity Loan Trust
5.418% due 07/25/2026		39	37
7.310% due 11/20/2028		34	34
7.520% due 08/20/2028		38	38
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.295% due 11/25/2036		3,535	2,887
0.315% due 11/25/2036		8,500	5,298
0.355% due 07/25/2037		32,927	20,259
0.365% due 04/25/2037		6,600	4,438
0.395% due 11/25/2036		35,326	21,347
0.395% due 04/25/2047		15,000	8,678
0.405% due 03/25/2036		9,498	9,270
1.015% due 10/25/2033		1,000	945
IXIS Real Estate Capital Trust
0.495% due 02/25/2036		219	215
0.575% due 02/25/2036		9,828	8,226
JPMorgan Mortgage Acquisition Corp.
0.345% due 05/25/2035		369	364
0.395% due 12/25/2035		45	45
0.595% due 09/25/2035		9,718	8,813
JPMorgan Mortgage Acquisition Trust
0.215% due 03/25/2047		701	683
0.235% due 08/25/2036		364	181
0.265% due 08/25/2036		65	36
0.305% due 07/25/2036		26,637	13,732
0.305% due 08/25/2036		518	490
0.315% due 01/25/2036		3,900	3,444
0.315% due 05/25/2036		11,616	11,260
0.315% due 07/25/2036 ^		9,465	5,117
0.315% due 01/25/2037		20,672	20,199
0.315% due 05/25/2037		3,600	3,246
0.325% due 04/25/2036		19,032	18,287
0.345% due 03/25/2047		25,812	14,078
0.395% due 08/25/2036		3,000	2,450
0.415% due 07/25/2036		8,800	6,358
0.415% due 03/25/2037		5,600	4,299
0.415% due 05/25/2037		10,900	8,456
0.425% due 04/25/2036		6,700	5,753
6.337% due 08/25/2036 ^		3,412	2,446
Jubilee CDO BV
0.397% due 09/20/2022	EUR	7,137	8,986
0.516% due 07/30/2024		6,399	7,965
0.818% due 10/15/2019		1,972	2,490

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
L.A. Arena Funding LLC
7.656% due 12/15/2026		$153	$171
L2L Education Loan Trust
0.384% due 07/15/2025		887	885
LCM Ltd.
0.463% due 03/21/2019		6,207	6,196
Lehman ABS Mortgage Loan Trust
0.245% due 06/25/2037		10,686	6,871
0.355% due 06/25/2037		5,768	3,770
Lehman XS Trust
0.325% due 10/25/2036		15,909	13,555
0.325% due 01/25/2037		11,656	9,821
0.435% due 08/25/2035		29	28
5.420% due 11/25/2035		1,286	1,292
Limerock CLO
0.443% due 04/24/2023		16,196	16,005
Long Beach Mortgage Loan Trust
0.535% due 08/25/2045		6,000	5,615
0.715% due 10/25/2034		5,246	4,809
0.980% due 06/25/2035		1,543	1,534
1.085% due 04/25/2035		6,000	5,777
1.205% due 06/25/2035		8,900	7,071
1.430% due 02/25/2035		4,500	3,520
Madison Park Funding Ltd.
1.481% due 04/22/2022		100,000	99,849
Magi Funding PLC
0.677% due 04/11/2021	EUR	22,985	28,970
Marathon CLO Ltd.
0.503% due 12/20/2019		$784	784
Massachusetts Educational Financing Authority
1.184% due 04/25/2038		4,718	4,761
MASTR Asset-Backed Securities Trust
0.205% due 01/25/2037		145	58
0.305% due 08/25/2036		7,399	4,008
0.335% due 02/25/2036		11,417	6,771
0.385% due 02/25/2036		4,585	4,563
0.395% due 03/25/2036		10,700	5,969
0.395% due 06/25/2036		4,533	2,588
0.395% due 10/25/2036		5,034	3,172
0.455% due 05/25/2037		21,248	19,940
0.655% due 10/25/2035		14,604	10,219
5.471% due 11/25/2035		2,352	2,332
5.719% due 02/25/2036		5,260	5,233
MASTR Specialized Loan Trust
0.555% due 07/25/2034		170	169
0.905% due 11/25/2035		3,600	2,750
Merrill Lynch First Franklin Mortgage Loan Trust
0.325% due 04/25/2037		4,484	2,656
Merrill Lynch Mortgage Investors Trust
0.215% due 11/25/2037		2,615	1,313
0.225% due 04/25/2047		18,705	10,755
0.265% due 03/25/2037		3,665	3,227
0.265% due 08/25/2037		15,467	8,977
0.275% due 02/25/2037		1,432	680
0.305% due 08/25/2037		64,772	37,864
0.305% due 11/25/2037		18,626	9,508
0.325% due 07/25/2037		7,878	4,167
0.395% due 08/25/2037		3,239	1,923
0.415% due 03/25/2037		75,100	45,787
0.415% due 04/25/2037		4,000	2,119
0.445% due 08/25/2036		10,700	10,260
0.475% due 03/25/2037		5,424	3,339
0.605% due 02/25/2047		30,496	19,516
0.635% due 05/25/2036		4,800	4,328
MESA Trust
0.955% due 12/25/2031		1,079	987
Mid-State Capital Corp. Trust
6.005% due 08/15/2037		380	400
Mid-State Trust
7.340% due 07/01/2035		703	759
7.791% due 03/15/2038		2,847	2,832
8.330% due 04/01/2030		1,172	1,189
Morgan Stanley ABS Capital, Inc. Trust
0.205% due 07/25/2036		330	160
0.215% due 12/25/2036		4,343	2,387
0.215% due 05/25/2037		2,900	1,970
0.225% due 10/25/2036		2,469	1,519
0.245% due 01/25/2037		9,084	5,558
0.255% due 11/25/2036		2,506	1,659
0.265% due 03/25/2037		10,055	5,875

22	See Accompanying Notes

September 30, 2014

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.295% due 10/25/2036	43,437	26,997
0.295% due 11/25/2036	6,666	4,760
0.295% due 05/25/2037	8,584	6,212
0.305% due 06/25/2036	13,140	9,902
0.305% due 09/25/2036	22,810	13,166
0.305% due 10/25/2036	20,800	14,440
0.305% due 11/25/2036	27,721	18,478
0.305% due 12/25/2036	3,502	1,943
0.315% due 04/25/2036	3,942	3,856
0.315% due 09/25/2036	5,944	3,807
0.335% due 03/25/2037	6,815	4,015
0.355% due 02/25/2037	3,322	2,155
0.375% due 10/25/2036	3,724	2,340
0.385% due 09/25/2036	4,440	2,878
0.385% due 10/25/2036	2,500	1,754
0.385% due 02/25/2037	15,077	8,119
0.405% due 08/25/2036	25,200	16,697
0.405% due 03/25/2037	47,976	28,505
0.405% due 05/25/2037	5,196	3,610
0.465% due 12/25/2035	11,114	10,065
0.495% due 03/25/2037	4,998	3,001
0.515% due 02/25/2037	12,149	6,676
0.585% due 09/25/2035	3,000	2,614
0.615% due 06/25/2034	59	59
0.645% due 07/25/2035	4,000	3,243
0.895% due 01/25/2034	106	103
0.955% due 07/25/2037	5,571	5,308
1.010% due 03/25/2034	6,532	6,227
1.055% due 05/25/2034	15,291	14,521
1.085% due 11/25/2034	9,800	9,180
1.085% due 03/25/2035	4,000	3,810
1.100% due 06/25/2034	3,333	3,152
1.155% due 03/25/2033	1,711	1,637
1.175% due 08/25/2034	316	300
1.205% due 04/25/2035	4,200	3,173
Morgan Stanley Dean Witter Capital, Inc. Trust
1.430% due 09/25/2032	2,996	2,961
1.505% due 02/25/2033	1,811	1,732
Morgan Stanley Home Equity Loan Trust
0.315% due 04/25/2036	3,740	2,718
0.385% due 04/25/2037	18,729	12,228
0.505% due 04/25/2037	11,494	7,619
Morgan Stanley IXIS Real Estate Capital Trust
0.205% due 11/25/2036	8	5
0.265% due 11/25/2036	170	98
Morgan Stanley Mortgage Loan Trust
0.225% due 01/25/2047	8	8
0.235% due 11/25/2036	5,186	2,478
0.275% due 04/25/2037	9,029	5,073
0.385% due 02/25/2037	984	583
0.515% due 04/25/2037	4,375	2,512
5.577% due 10/25/2046 ^	4,072	2,395
5.726% due 10/25/2036 ^	1,984	1,291
5.750% due 11/25/2036 ^	2,529	1,372
5.750% due 04/25/2037 ^	1,221	935
6.000% due 07/25/2047 ^	1,226	1,001
Motor PLC
0.635% due 08/25/2021	193,900	194,206
National Collegiate Student Loan Trust
0.415% due 02/26/2029	5,000	4,619
0.425% due 03/26/2029	23,500	21,479
Nationstar Home Equity Loan Trust
0.335% due 04/25/2037	4,213	4,037
Nelnet Student Loan Trust
0.934% due 07/25/2018	1,697	1,697
1.164% due 10/25/2019	5,000	5,022
New Century Home Equity Loan Trust
0.435% due 10/25/2035	5,494	5,421
0.830% due 03/25/2035	3,500	3,331
1.040% due 05/25/2034	2,367	2,244
3.155% due 01/25/2033	5,727	4,991
Nissan Auto Receivables Owner Trust
0.730% due 05/16/2016	332	333
Nomura Home Equity Loan, Inc.
0.485% due 10/25/2036	29,261	12,440
0.555% due 02/25/2037	2,777	1,238
0.645% due 05/25/2035	5,200	4,856
6.032% due 10/25/2036	3,784	2,148
NovaStar Mortgage Funding Trust
0.255% due 01/25/2037	5,644	2,749

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.275% due 11/25/2036		$1,873	$871
0.305% due 06/25/2036		4,255	2,977
0.305% due 09/25/2036		25,104	14,441
0.305% due 03/25/2037		6,238	3,405
0.325% due 11/25/2036		13,590	6,379
0.335% due 03/25/2037		5,164	2,831
0.365% due 01/25/2037		25,389	12,571
0.405% due 10/25/2036		8,113	4,223
0.865% due 12/25/2033		972	934
0.980% due 06/25/2034		100	95
2.030% due 03/25/2035		9,200	8,166
NYLIM Flatiron CLO Ltd.
0.454% due 08/08/2020		5,947	5,931
Oak Hill Credit Partners Ltd.
0.481% due 05/17/2021		22	22
OneMain Financial Issuance Trust
2.430% due 06/18/2024		37,100	37,099
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.455% due 02/25/2035		158	159
0.505% due 02/25/2035		73	74
0.535% due 12/25/2035		32,107	27,362
0.625% due 02/25/2035		5,000	4,971
Option One Mortgage Loan Trust
0.295% due 01/25/2037		34,798	20,518
0.325% due 05/25/2037		5,149	3,166
0.335% due 04/25/2037		9,850	5,954
0.375% due 01/25/2037		14,353	8,539
0.395% due 04/25/2037		4,784	2,670
0.405% due 03/25/2037		2,190	1,278
0.405% due 07/25/2037		4,941	2,984
0.485% due 04/25/2037		3,784	2,314
0.665% due 08/25/2035		4,500	3,478
Option One Mortgage Loan Trust Asset-Backed Certificates
0.515% due 01/25/2036		6,600	4,439
0.615% due 11/25/2035		8,500	6,350
Ownit Mortgage Loan Trust
0.305% due 05/25/2037		26,588	17,662
Palisades CDO Ltd.
0.592% due 07/22/2039		17,135	16,528
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		23,536	23,896
Park Place Securities, Inc.
0.415% due 09/25/2035		156	155
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.645% due 09/25/2035		10,700	8,732
0.655% due 07/25/2035		4,745	4,692
0.705% due 03/25/2035		8,000	7,740
0.905% due 03/25/2035		7,800	6,283
1.130% due 10/25/2034		10,700	10,604
1.955% due 12/25/2034		7,369	6,184
Penta CLO S.A.
0.614% due 06/04/2024	EUR	58,970	74,041
People’s Choice Home Loan Securities Trust
0.875% due 05/25/2035 ^		$3,100	2,830
1.100% due 05/25/2035 ^		7,000	4,278
1.505% due 01/25/2035		6,500	5,277
People’s Financial Realty Mortgage Securities Trust
0.295% due 09/25/2036		25,253	10,302
Popular ABS Mortgage Pass-Through Trust
0.245% due 06/25/2047 ^		5,692	5,515
0.365% due 01/25/2037		7,000	5,343
0.785% due 06/25/2035		3,676	3,186
Primus CLO Ltd.
0.466% due 07/15/2021		163,977	161,157
RAAC Trust
0.425% due 05/25/2036		2,078	1,858
0.455% due 06/25/2044		4,974	4,372
0.495% due 02/25/2036		3,600	3,219
0.505% due 11/25/2046		16,495	14,611
0.555% due 06/25/2047		5,402	5,048
1.355% due 09/25/2047		7,418	7,323
1.655% due 09/25/2047		10,900	8,926
Race Point CLO Ltd.
0.494% due 04/15/2020		22,983	22,933
Renaissance Home Equity Loan Trust
0.515% due 11/25/2034		412	350
0.655% due 12/25/2033		216	211
0.855% due 08/25/2032		104	95

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.035% due 08/25/2033		$101	$96
5.565% due 02/25/2036		9	9
Residential Asset Mortgage Products Trust
0.325% due 05/25/2036		955	946
0.325% due 07/25/2036		8,544	8,368
0.345% due 02/25/2036		10,094	9,866
0.375% due 10/25/2034		3,006	2,750
0.385% due 01/25/2036		2,123	2,054
0.435% due 09/25/2036		5,700	4,421
0.435% due 05/25/2037		16,981	14,578
0.445% due 02/25/2036		4,650	3,948
0.455% due 03/25/2036		34,000	27,449
0.455% due 05/25/2036		5,676	4,377
0.475% due 01/25/2036		17,200	12,580
0.545% due 02/25/2036		3,023	2,766
0.615% due 10/25/2035		2,400	1,926
0.635% due 04/25/2035		1,500	1,389
0.665% due 06/25/2035		4,090	4,000
2.075% due 11/25/2034		6,880	6,144
2.705% due 12/25/2034		2,000	1,687
5.072% due 04/25/2034		735	754
Residential Asset Securities Corp. Trust
0.285% due 11/25/2036		18,819	15,709
0.305% due 08/25/2036		2,589	2,388
0.305% due 09/25/2036		3,140	3,057
0.305% due 01/25/2037		13,571	12,785
0.315% due 06/25/2036		2,117	2,034
0.315% due 07/25/2036		3,299	3,179
0.315% due 11/25/2036		28,864	24,746
0.325% due 11/25/2036		7,380	6,537
0.335% due 04/25/2036		4,847	4,539
0.335% due 04/25/2037		10,050	10,011
0.355% due 02/25/2036		1,625	1,605
0.395% due 10/25/2036		3,000	2,344
0.405% due 01/25/2036		7	7
0.405% due 08/25/2036		23,900	20,115
0.405% due 04/25/2037		14,000	12,325
0.425% due 07/25/2036		12,000	6,334
0.425% due 05/25/2037		4,300	3,881
0.435% due 04/25/2036		4,200	3,482
0.445% due 03/25/2036		3,309	3,273
0.555% due 12/25/2035		5,700	5,195
0.565% due 01/25/2036		3,160	2,754
0.575% due 12/25/2035		7,500	6,188
0.595% due 11/25/2035		6,840	6,031
0.595% due 01/25/2036		5,535	5,154
0.625% due 09/25/2035		3,000	2,320
0.655% due 07/25/2032 ^		4	3
0.735% due 06/25/2033		2,129	1,906
0.745% due 09/25/2035		5,000	4,469
0.980% due 07/25/2034		1,766	1,587
1.040% due 01/25/2034		10,437	9,367
1.250% due 03/25/2035		3,622	2,980
1.280% due 02/25/2035		1,056	876
Residential Mortgage Loan Trust
1.655% due 09/25/2029		12	12
RMF Euro CDO PLC
0.431% due 09/11/2022	EUR	4,758	5,998
SACO, Inc.
0.575% due 03/25/2036		$84	121
0.655% due 12/25/2035		82	78
Salomon Brothers Mortgage Securities, Inc.
0.715% due 09/25/2028		585	555
Saxon Asset Securities Trust
0.325% due 10/25/2046		24,383	20,342
0.845% due 05/25/2035		4,316	4,088
Securitized Asset-Backed Receivables LLC Trust
0.215% due 12/25/2036 ^		319	120
0.245% due 07/25/2036		5,011	2,483
0.285% due 05/25/2037 ^		1,045	759
0.295% due 07/25/2036		35,775	27,055
0.315% due 07/25/2036		3,675	1,844
0.395% due 07/25/2036		4,725	2,400
0.405% due 03/25/2036		15,310	9,019
0.405% due 05/25/2036		8,419	5,071
0.425% due 03/25/2036		7,253	5,846
0.860% due 04/25/2035		245	242
1.115% due 01/25/2036 ^		8,478	6,799

See Accompanying Notes	23

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SG Mortgage Securities Trust
0.305% due 10/25/2036		$20,988	$11,253
SLC Student Loan Trust
1.134% due 06/15/2021		4,300	4,384
SLM Private Credit Student Loan Trust
0.474% due 12/16/2041		12,000	10,701
SLM Private Education Loan Trust
1.004% due 02/15/2022		25,532	25,661
1.554% due 12/15/2023		12,824	12,914
2.404% due 06/16/2042		18,000	19,256
2.804% due 12/16/2019		30,016	30,520
3.200% due 05/16/2044		3,570	3,699
3.404% due 05/16/2044		38,959	41,418
SLM Student Loan Trust
0.234% due 07/25/2017		2,517	2,512
0.324% due 10/25/2022		639	638
0.344% due 12/15/2023	EUR	110	137
0.354% due 09/15/2021		1,867	2,356
0.354% due 06/17/2024		22,639	28,139
0.364% due 01/25/2019		$2,280	2,278
0.374% due 03/15/2017		30	30
0.384% due 01/25/2021		11,566	11,565
0.404% due 04/27/2020		5,452	5,447
0.564% due 01/25/2022		12,000	11,906
0.634% due 04/25/2023		14,013	14,028
0.734% due 10/25/2017		63,198	63,462
0.784% due 10/25/2017		41	41
0.884% due 04/25/2019		700	705
0.984% due 01/25/2019		40,000	40,298
1.134% due 07/25/2023		700	713
1.334% due 07/25/2023		5,000	5,138
1.434% due 12/15/2033		24,672	25,154
1.534% due 01/25/2018		1,204	1,211
1.734% due 04/25/2023		604,309	626,879
1.934% due 07/25/2023		3,075	3,212
Soundview Home Loan Trust
0.215% due 11/25/2036		1,273	518
0.235% due 06/25/2037		334	202
0.265% due 01/25/2037		64	44
0.315% due 11/25/2036		13,867	10,897
0.315% due 01/25/2037		6,184	4,270
0.335% due 05/25/2036		4,879	4,568
0.335% due 02/25/2037		11,138	5,575
0.335% due 08/25/2037		4,000	2,721
0.365% due 06/25/2037		27,166	16,380
0.395% due 07/25/2036		13,400	8,182
0.405% due 08/25/2037		3,828	2,616
0.415% due 02/25/2037		14,372	7,280
0.435% due 05/25/2036		5,000	4,256
0.435% due 06/25/2037		22,610	13,707
0.455% due 11/25/2035		4	4
0.980% due 06/25/2035		5,205	4,674
South Carolina Student Loan Corp.
0.784% due 03/01/2018		222	222
0.984% due 03/02/2020		700	705
1.234% due 09/03/2024		600	611
Specialty Underwriting & Residential Finance Trust
0.255% due 11/25/2037		1,252	884
0.455% due 12/25/2036		9,514	7,455
0.505% due 09/25/2036		3,957	3,890
0.505% due 03/25/2037		5,598	3,107
0.655% due 06/25/2036		1,795	1,748
0.805% due 12/25/2035		5,290	4,909
0.835% due 01/25/2034		23	20
4.700% due 02/25/2037		8,794	5,136
Stone Tower CLO Ltd.
0.463% due 04/17/2021		4,381	4,336
Structured Asset Investment Loan Trust
0.305% due 06/25/2036		3,835	3,231
0.305% due 09/25/2036		46,725	37,694
0.315% due 05/25/2036		8,821	6,595
0.455% due 01/25/2036		6,526	5,032
0.515% due 10/25/2035		6,149	6,049
0.855% due 04/25/2033		1,990	1,931
1.055% due 01/25/2035		32,888	32,518
1.055% due 05/25/2035		9,400	7,711
1.085% due 09/25/2034		681	602
1.085% due 01/25/2035		46,787	39,128
1.130% due 01/25/2035		10,188	3,777

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.155% due 09/25/2034		$450	$440
1.280% due 01/25/2035		3,957	424
1.355% due 01/25/2033		307	301
1.535% due 04/25/2033		1,522	1,348
1.730% due 01/25/2035		4,313	233
1.880% due 01/25/2035 ^		5,422	105
Structured Asset Securities Corp.
5.180% due 10/25/2034		2,037	2,158
Structured Asset Securities Corp. Mortgage Loan Trust
0.255% due 01/25/2037		1,491	1,488
0.265% due 01/25/2037		3,859	3,793
0.295% due 05/25/2047		9,438	9,078
0.315% due 03/25/2036		223	215
0.325% due 12/25/2036		28,703	23,816
0.335% due 01/25/2037		3,966	2,036
0.405% due 09/25/2036		4,500	3,594
0.455% due 06/25/2035		3,419	2,989
0.525% due 04/25/2036		6,436	5,512
0.655% due 11/25/2037		22,200	16,915
1.055% due 08/25/2037		9,009	8,414
1.155% due 08/25/2037		29,270	27,512
1.655% due 04/25/2035		13,899	13,548
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.735% due 01/25/2033		3,442	3,219
5.410% due 06/25/2033		62	62
Structured Asset Securities Corp. Trust
0.615% due 09/25/2035		7,900	5,462
Symphony CLO Ltd.
0.474% due 05/15/2019		81,082	80,491
Synchrony Credit Card Master Note Trust
3.690% due 03/15/2018		27,500	27,901
Triaxx Prime CDO Ltd.
0.417% due 10/02/2039		137,605	116,208
Trimaran CLO Ltd.
0.490% due 11/01/2018		1,786	1,784
Wachovia Loan Trust
0.515% due 05/25/2035		1,335	1,278
Washington Mutual Asset-Backed Certificates Trust
0.215% due 10/25/2036		2,270	1,170
Wells Fargo Home Equity Asset-Backed Securities Trust
0.385% due 05/25/2036		10,530	10,249
Wood Street CLO BV
0.433% due 03/29/2021	EUR	14,490	18,260

Total Asset-Backed Securities (Cost $6,305,053)			6,864,377

SOVEREIGN ISSUES 15.8%
Autonomous Community of Catalonia
2.125% due 10/01/2014	CHF	6,000	6,285
3.875% due 04/07/2015	EUR	35,750	45,745
3.875% due 09/15/2015		6,585	8,509
4.300% due 11/15/2016		4,750	6,356
4.750% due 06/04/2018		40,886	56,867
4.900% due 09/15/2021		3,200	4,550
4.950% due 02/11/2020		4,950	7,009
Autonomous Community of Valencia
3.250% due 07/06/2015		3,413	4,390
4.000% due 11/02/2016		5,900	7,890
4.375% due 07/16/2015		64,317	83,592
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$76,900	79,015
4.125% due 09/15/2017	EUR	37,800	50,484
6.369% due 06/16/2018		$10,000	11,000
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2015	BRL	856,250	340,422
0.000% due 04/01/2015		6,925,173	2,680,647
0.000% due 07/01/2015		7,940,530	2,988,591
0.000% due 10/01/2015		530,000	193,420
0.000% due 01/01/2017		803,700	252,211
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		2,199,749	862,374
Canada Housing Trust
2.400% due 12/15/2022	CAD	700	624
China Government International Bond
3.320% due 06/12/2015	CNY	25,250	4,099
Colombia Government International Bond
8.250% due 12/22/2014		$10,000	10,158
Export-Import Bank of Korea
2.033% due 03/21/2015		184,600	185,682
4.125% due 09/09/2015		27,200	28,090

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.125% due 06/29/2020		$17,500	$19,679
5.875% due 01/14/2015		40,760	41,355
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	887,100	1,137,791
2.150% due 11/12/2017 (e)		17,016	22,447
2.250% due 05/15/2016		1,961,900	2,553,631
2.250% due 04/22/2017 (e)		39,727	52,272
2.550% due 10/22/2016 (e)		80,555	105,967
2.750% due 12/01/2015		1,245,000	1,618,278
3.000% due 11/01/2015		209,800	272,761
3.750% due 08/01/2015		151,800	197,284
3.750% due 04/15/2016 (i)		705,600	937,627
3.750% due 08/01/2016		759,600	1,018,273
4.500% due 07/15/2015		596,800	779,251
4.750% due 09/15/2016		289,400	396,222
4.750% due 05/01/2017		481,700	674,260
4.750% due 06/01/2017		169,700	238,012
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2015		558,100	702,107
Italy Certificati di Credito Del Tesoro
0.000% due 04/29/2016		276,900	347,605
Junta de Castilla y Leon
6.270% due 02/19/2018		5,250	7,832
Korea Housing Finance Corp.
4.125% due 12/15/2015		$96,300	99,798
Korea Land & Housing Corp.
1.875% due 08/02/2017		50,000	50,144
Mexico Government International Bond
4.000% due 11/15/2040 (e)	MXN	888,135	70,745
4.000% due 11/08/2046 (e)		3,960,005	319,839
9.500% due 12/18/2014		7,704,000	582,036
New South Wales Treasury Corp.
2.750% due 11/20/2025 (e)	AUD	1,213	1,196
New Zealand Government Bond
2.000% due 09/20/2025 (e)	NZD	25,698	19,391
Province of Ontario
1.000% due 07/22/2016		$78,500	78,909
1.600% due 09/21/2016		8,200	8,333
1.650% due 09/27/2019		85,700	83,968
3.000% due 07/16/2018		17,500	18,351
3.150% due 06/02/2022	CAD	105,550	97,253
4.000% due 10/07/2019		$23,855	26,007
4.000% due 06/02/2021	CAD	543,800	530,602
4.200% due 03/08/2018		2,800	2,709
4.200% due 06/02/2020		394,000	388,058
4.300% due 03/08/2017		35,600	33,961
4.400% due 06/02/2019		56,175	55,440
4.400% due 04/14/2020		$18,900	20,977
5.500% due 06/02/2018	CAD	71,100	71,816
Province of Quebec
2.750% due 08/25/2021		$81,800	82,549
3.500% due 07/29/2020		11,900	12,689
3.500% due 12/01/2022	CAD	68,053	63,850
4.250% due 12/01/2021		372,700	368,483
4.500% due 12/01/2020		773,800	774,690
4.625% due 05/14/2018		$1,000	1,108
Qatar Government International Bond
4.000% due 01/20/2015		65,200	65,900
Republic of Germany
0.750% due 04/15/2018 (e)	EUR	3,282	4,359
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	6,830,000	59,786
4.500% due 07/03/2017		5,920,000	53,307
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	400	546
Spain Government International Bond
2.100% due 04/30/2017		549,400	723,296
3.150% due 01/31/2016		538,300	706,382
3.250% due 04/30/2016		754,000	997,243
3.300% due 07/30/2016		1,603,400	2,136,661
3.750% due 10/31/2015		1,483,400	1,945,293
4.250% due 10/31/2016		386,000	527,194
4.500% due 01/31/2018		270,900	386,070
5.500% due 07/30/2017		265,000	381,748
Xunta de Galicia
5.763% due 04/03/2017		24,900	35,322

24	See Accompanying Notes

September 30, 2014

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.131% due 04/03/2018	EUR	30,920	$45,974
6.964% due 12/28/2017		10,400	15,681

Total Sovereign Issues (Cost $33,450,827)			30,988,328

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (f)		146,918	176,706
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (c)		8,712,560	0
6.250% due 07/14/2033 (c)		475,440	0

			0

Total Convertible Preferred Securities (Cost $169,038)			176,706

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Citigroup Capital
7.875% due 10/30/2040		100,000	2,692
GMAC Capital Trust
8.125% due 02/15/2040		384,549	10,233
Navient LLC CPI Linked Security
4.072% due 03/15/2017		4,700	116

			13,041

INDUSTRIALS 0.0%
CoBank ACB
6.250% due 10/01/2022 (f)		40,000	4,222

Total Preferred Securities (Cost $17,191)			17,263

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.3%

CERTIFICATES OF DEPOSIT 2.5%
Banco Bilbao Vizcaya Argentaria S.A.
0.976% due 05/16/2016		$500	502
0.983% due 10/23/2015		194,750	194,760
1.078% due 05/16/2016		155,000	155,557
Banco do Brasil S.A.
1.211% due 06/29/2015		160,000	160,039
Bank of Nova Scotia
0.000% due 02/10/2015	CAD	500	445
0.371% due 10/02/2015		$261,300	261,313
Barclays Bank PLC
0.536% due 05/01/2015		65,200	65,198
BNP Paribas
0.505% due 04/01/2015		750,000	750,019
Credit Agricole Corporate and Investment Bank
0.565% due 11/30/2015		1,000,000	999,998
Credit Suisse
0.444% due 01/12/2015		3,700	3,701
0.465% due 03/17/2015		151,200	151,202
0.475% due 03/31/2015		100,000	100,002
Intesa Sanpaolo SpA
1.614% due 04/11/2016		11,200	11,302
1.650% due 04/07/2015		249,600	250,840
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		390,750	390,300
1.151% due 06/04/2015		339,000	339,008
1.190% due 06/26/2015		223,000	223,022
Rabobank Group
0.285% due 06/12/2015		11,900	11,900
Royal Bank of Canada
1.370% due 05/07/2015	CAD	413,100	369,081
Sumitomo Mitsui Banking Corp.
0.554% due 04/29/2016		$100,000	100,007
0.609% due 05/02/2017		315,300	315,339

			4,853,535

COMMERCIAL PAPER 0.3%
ENI Finance USA, Inc.
0.530% due 05/15/2015		500	499
0.626% due 02/17/2015		300	300

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Ford Motor Credit Co.
0.630% due 10/06/2014		$2,100	$2,100
Glencore Funding LLC
0.495% due 10/06/2014		3,300	3,300
0.625% due 10/08/2014		1,300	1,300
Macquarie Bank Ltd.
(0.198%) due 05/01/2015		400	400
Mohawk Industries, Inc.
0.445% due 10/01/2014		2,300	2,300
0.545% due 11/13/2014		500	500
NiSource Finance Corp.
0.445% due 10/10/2014		400	400
Tesco Treasury Services PLC
1.024% due 08/18/2015		107,500	106,704
Vodafone Group PLC
0.435% due 04/01/2015		700	699
0.455% due 06/01/2015		1,000	997
0.485% due 06/01/2015		300	299
0.493% due 04/01/2015		2,600	2,595
0.510% due 06/01/2015		125,000	124,615
0.520% due 06/01/2015		35,000	34,892
0.520% due 06/02/2015		50,000	49,845
0.600% due 06/29/2015		154,600	154,039

			485,784

REPURCHASE AGREEMENTS (h) 0.1%			105,400

SHORT-TERM NOTES 0.1%
American Honda Finance Corp.
0.233% due 06/04/2015		1,000	1,000
Fosse Master Issuer PLC
0.274% due 04/18/2015		50,000	50,040
Pacific Gas & Electric Co.
0.433% due 05/11/2015		39,400	39,427

			90,467

GREECE TREASURY BILLS 0.5%
2.114% due 10/10/2014 - 12/19/2014 (d)	EUR	728,810	918,816

MEXICO TREASURY BILLS 1.8%
3.241% due 10/30/2014 - 04/01/2015 (d)	MXN	48,195,164	3,555,582

SLOVENIA TREASURY BILLS 0.0%
0.508% due 02/12/2015	EUR	100	126

U.S. TREASURY BILLS 0.0%
0.040% due 03/05/2015 - 04/02/2015 (d)(i)		$19,340	19,338

Total Short-Term Instruments (Cost $10,193,426)			10,029,048

Total Investments in Securities (Cost $172,976,557)			174,026,487

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 16.6%

SHORT-TERM INSTRUMENTS 16.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.6%
PIMCO Short-Term Floating NAV Portfolio III	3,267,402,363	$32,644,617

Total Short-Term Instruments (Cost $32,644,847)		32,644,617

Total Investments in Affiliates (Cost $32,644,847)		32,644,617

Total Investments 105.4% (Cost $205,621,404)		$206,671,104
Financial Derivative Instruments (j)(l) 0.9% (Cost or Premiums, net $(465,039))		1,839,058
Other Assets and Liabilities, net (6.3%)		(12,342,765)

Net Assets 100.0%		$196,167,397

See Accompanying Notes	25

Schedule of Investments PIMCO Total Return Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$274,300	$273,979	0.14%
American International Group, Inc.	4.500%	12/20/2017	10/04/2010	60,206	68,419	0.04%
Intercapital PLC	1.950%	06/28/2015	08/19/2014	6,000	5,850	0.00%
Navient LLC	5.000%	12/15/2015	03/06/2014 - 03/10/2014	2,090	2,108	0.00%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	15,000	15,221	0.01%

				$357,596	$365,577	0.19%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.000%	09/30/2014	10/01/2014	$2,700	U.S. Treasury Notes 2.125% due 06/30/2021	$(2,751)	$2,700	$2,700
BOS	0.000%	09/30/2014	10/01/2014	27,600	U.S. Treasury Notes 2.125% due 09/30/2021	(28,129)	27,600	27,600
DEU	0.000%	09/30/2014	10/01/2014	5,000	U.S. Treasury Bonds 3.750% due 11/15/2043	(5,079)	5,000	5,000
FOB	0.000%	09/30/2014	10/01/2014	8,800	U.S. Treasury Notes 0.375% due 03/31/2016	(8,984)	8,800	8,800
JPS	0.000%	09/30/2014	10/01/2014	3,000	Freddie Mac 4.750% due 11/17/2015	(3,070)	3,000	3,000
NMO	0.000%	09/30/2014	10/01/2014	25,000	U.S. Treasury Bills 0.005% due 12/18/2014	(25,509)	25,000	25,000
RDR	0.000%	09/30/2014	10/01/2014	17,400	U.S. Treasury Notes 2.000% due 02/28/2021	(17,742)	17,400	17,400
SAL	0.000%	09/30/2014	10/01/2014	15,900	U.S. Treasury Notes 0.750% due 02/28/2018	(16,236)	15,900	15,900

Total Repurchase Agreements						$(107,500)	$105,400	$105,400

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
CFR	(0.500%)	07/21/2014	12/31/2014	GBP	(656)	$(1,062)
DEU	0.050%	09/30/2014	10/01/2014		$(567,000)	(567,000)
JPS	(0.020%)	09/29/2014	10/06/2014		(247,813)	(247,812)
MSC	0.250%	09/30/2014	10/20/2014		(40,052)	(40,052)
	0.250%	10/01/2014	10/20/2014		(27,652)	(27,652)
	0.280%	09/30/2014	10/10/2014		(109,947)	(109,948)

Total Reverse Repurchase Agreements						$(993,526)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.041%	10/02/2014	10/16/2014	EUR	(534,634)	$(664,335)

Total Sale-Buyback Transactions						$(664,335)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $1,564,078 at a weighted average interest rate of (0.218%).
(3)	Payable for sale-buyback transactions includes $896 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Fannie Mae	5.000%	10/01/2044	$98,000	$(107,800)	$(108,183)
	Fannie Mae	5.500%	10/01/2044	36,000	(39,974)	(40,106)
DEU	Fannie Mae	3.000%	10/01/2029	125,000	(128,779)	(128,779)
	Fannie Mae	5.000%	10/01/2044	211,600	(232,826)	(233,586)
	Ginnie Mae	6.000%	10/01/2044	900	(1,011)	(1,015)
FOB	Fannie Mae	4.000%	11/01/2044	613,000	(642,932)	(644,177)
	Fannie Mae	5.000%	10/01/2044	67,000	(73,763)	(73,962)

26	See Accompanying Notes

September 30, 2014

(Unaudited)

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
GSC	Fannie Mae	3.000%	10/01/2029	$150,000	$(154,535)	$(154,535)
	Fannie Mae	5.000%	10/01/2044	150,500	(165,641)	(166,138)
	Fannie Mae	5.500%	10/01/2044	37,000	(41,041)	(41,220)

Total Short Sales					$(1,588,302)	$(1,591,701)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2014:

(i)	Securities with an aggregate market value of $1,677,012 have been pledged as collateral under the terms of the following master agreements as of September 30, 2014.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$2,700	$0	$0	$0	$2,700	$(2,751)	$(51)
BOS	27,600	0	0	0	27,600	(28,129)	(529)
CFR	0	(1,062)	0	0	(1,062)	1,060	(2)
DEU	5,000	(567,000)	0	0	(562,000)	561,873	(127)
FOB	8,800	0	0	0	8,800	(8,984)	(184)
JPS	3,000	(247,812)	0	0	(244,812)	242,458	(2,354)
MSC	0	(177,652)	0	0	(177,652)	182,308	4,656
NMO	25,000	0	0	0	25,000	(25,509)	(509)
RDR	17,400	0	0	0	17,400	(17,742)	(342)
SAL	15,900	0	0	0	15,900	(16,236)	(336)
Master Securities Forward Transaction Agreement
BCY	0	0	0	(148,289)	(148,289)	770	(147,519)
BOA	0	0	0	0	0	1,000	1,000
BPS	0	0	(664,335)	0	(664,335)	664,418	83
DEU	0	0	0	(363,380)	(363,380)	1,010	(362,370)
FOB	0	0	0	(718,139)	(718,139)	8,879	(709,260)
GSC	0	0	0	(361,893)	(361,893)	3,850	(358,043)
JPS	0	0	0	0	0	(1,330)	(1,330)
MSC	0	0	0	0	0	(916)	(916)
NOM	0	0	0	0	0	388	388
SAL	0	0	0	0	0	(3,008)	(3,008)

Total Borrowings and Other Financing Transactions	$105,400	$(993,526)	$(664,335)	$(1,591,701)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	231,956	$(75,203)	$18	$(6,515)
90-Day Eurodollar June Futures	Long	06/2016	37,070	(22,230)	0	(2,194)
90-Day Eurodollar March Futures	Long	03/2016	184,987	(60,934)	0	(10,017)
90-Day Eurodollar September Futures	Long	09/2016	88,959	1,095	0	(4,483)
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond November Futures	Short	10/2014	5,820	(2,390)	147	0
Call Options Strike @ EUR 151.000 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	10,346	(3,147)	0	(915)
Canada Government 10-Year Bond December Futures	Short	12/2014	6,030	(309)	1,992	(2,100)
Euro-BTP Italy Government Bond December Futures	Long	12/2014	3,311	(145)	2	(147)
Euro-Bund 10-Year Bond December Futures	Short	12/2014	7,000	(2,101)	0	(2,299)
Put Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	10,346	2,774	392	0
Put Options Strike @ EUR 150.000 on Euro-Bund 10-Year Bond November Futures	Short	10/2014	5,820	1,643	0	(661)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	266,287	(142,425)	0	(33,286)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	78,465	(76,352)	0	(31,876)
United Kingdom Long Gilt December Futures	Short	12/2014	5,000	(2,276)	0	(2,594)

Total Futures Contracts				$(382,000)	$2,551	$(97,087)

See Accompanying Notes	27

Schedule of Investments PIMCO Total Return Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

							Variation Margin
Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.498%	$65,000	$1,421	$140	$0	$(54)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-21 5-Year Index	5.000%	12/20/2018	$22,077	$1,537	$1,537	$134	$0
CDX.HY-22 5-Year Index	5.000%	06/20/2019	606,573	36,991	(8,097)	3,694	0
CDX.IG-22 5-Year Index	1.000%	06/20/2019	921,800	15,022	(3,559)	1,051	0
CDX.IG-22 10-Year Index	1.000%	06/20/2024	404,800	(3,002)	(4,433)	869	0

				$50,548	$(14,552)	$5,748	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$4,473,200	$(53,846)	$(48,574)	$0	$(942)
Pay	3-Month USD-LIBOR	1.750%	06/15/2017		9,354,000	(25,541)	(26,531)	0	(1,331)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		13,185,200	94,469	(17,077)	0	(1,540)
Pay	3-Month USD-LIBOR	4.000%	06/19/2024		3,800,000	91,341	50,645	0	(3,820)
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		1,850,000	83,733	23,026	0	(1,893)
Receive	3-Month USD-LIBOR	2.550%	09/04/2024		212,500	1,484	2,339	297	0
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		3,312,700	(706,283)	228,503	19,702	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		7,889,100	637,745	12,625	43,402	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		3,512,600	(244,391)	(459,215)	21,038	0
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	6,168,300	14,272	90	191	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		750,100	657	(106)	52	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		9,228,000	18,020	(2,184)	648	0
Pay	28-Day MXN-TIIE	5.000%	06/11/2018		24,700	5	0	3	0
Pay	28-Day MXN-TIIE	5.500%	06/11/2018		418,700	645	5	51	0
Pay	28-Day MXN-TIIE	5.700%	01/18/2019		5,321,000	8,824	(960)	857	0
Pay	28-Day MXN-TIIE	5.470%	04/26/2019		5,238,000	3,292	448	913	0
Pay	28-Day MXN-TIIE	6.240%	02/01/2021		1,000,000	1,858	(350)	211	0
Pay	28-Day MXN-TIIE	6.350%	06/02/2021		86,100	191	(7)	18	0
Pay	28-Day MXN-TIIE	6.650%	06/02/2021		207,400	735	(43)	44	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		3,685,400	(4,474)	1,915	1,593	0
Pay	28-Day MXN-TIIE	5.840%	09/14/2021		6,277,000	(2,737)	1,280	1,599	(559)
Pay	28-Day MXN-TIIE	6.040%	09/21/2021		1,446,500	605	605	605	0
Pay	28-Day MXN-TIIE	5.905%	09/22/2021		1,115,300	(227)	(227)	0	(227)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022		3,231,600	(9,774)	(841)	587	0
Pay	28-Day MXN-TIIE	5.750%	09/02/2022		76,900	(135)	(38)	14	0
Pay	28-Day MXN-TIIE	6.000%	09/02/2022		1,098,000	(533)	(308)	205	0
Pay	28-Day MXN-TIIE	6.300%	04/26/2024		15,250,000	(3,669)	(5,648)	2,356	0
Pay	28-Day MXN-TIIE	7.000%	06/08/2034		400,000	(363)	(363)	48	0
Pay	28-Day MXN-TIIE	7.020%	06/08/2034		510,000	(369)	(369)	61	0

						$(94,466)	$(241,360)	$94,495	$(10,312)

Total Swap Agreements						$(42,497)	$(255,772)	$100,243	$(10,366)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2014:

(k)	Securities with an aggregate market value of $1,542,984 and cash of $441,173 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

28	See Accompanying Notes

September 30, 2014

(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)			Market Value	Variation Margin Liability (1)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$2,693	$100,243	$102,936	$0	$(98,263)	$(10,366)	$(108,629)

(1)	Unsettled variation margin asset of $142 and liability of $(1,176) for closed futures is outstanding at period end.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2014	CAD	85,894	$	78,287	$1,620	$0
	10/2014	EUR	38,771		50,499	1,529	0
	10/2014	MXN	10,029,967		760,348	14,324	0
	10/2014	$	65,643	JPY	7,170,000	0	(268)
	10/2014		150,000	MXN	1,967,000	0	(3,746)
	11/2014	JPY	94,604,000	$	865,233	2,457	0
	12/2014	MXN	735,019		55,177	711	0
	12/2014	$	7,651	MXN	100,543	0	(203)
	01/2015	MXN	1,478,484	$	112,668	3,309	0
	05/2015	CAD	359,764		327,758	8,164	0
	06/2015	EUR	750,000		1,026,173	76,664	0
	06/2015	$	377,217	EUR	285,641	0	(15,592)
	08/2015	EUR	96,600	$	129,190	6,782	0
	08/2015	JPY	20,610,832		203,100	14,437	0
	06/2016	EUR	1,795,000		2,458,723	159,931	0
	06/2016	$	140,340	EUR	103,913	0	(7,276)
	09/2016	EUR	500,000	$	655,000	12,572	0
BPS	10/2014	AUD	3,009		2,808	173	0
	10/2014	BRL	610,107		266,085	16,833	0
	10/2014	CAD	805,865		727,800	8,502	0
	10/2014	EUR	12,347		15,922	325	0
	10/2014	JPY	32,654,509		314,359	16,620	0
	10/2014	MXN	9,779,354		738,882	11,244	0
	10/2014	$	248,922	BRL	610,107	331	0
	10/2014		2,185,270	MXN	29,160,744	1,901	(18,401)
	11/2014	BRL	117,746	$	47,440	0	(238)
	11/2014	DKK	7,040		1,255	61	0
	11/2014	JPY	221,492		2,021	1	0
	11/2014	MXN	2,627,235		201,028	6,179	0
	11/2014	$	30,600	BRL	75,686	47	0
	12/2014	MXN	4,561,249	$	346,581	8,736	0
	12/2014	$	1,541,512	MXN	20,795,721	2,213	(2,854)
	01/2015	BRL	3,649	$	1,523	70	0
	01/2015	MXN	11,525		864	11	0
	02/2015		3,320,069		251,435	6,320	0
	04/2015	BRL	1,362,772		565,949	35,409	0
	04/2015	DKK	183,832		32,892	1,653	0
	04/2015	MXN	6,773,106		502,909	4,702	0
	06/2015	EUR	125,000		169,524	11,272	0
	06/2015	$	596,026	EUR	444,554	0	(33,216)
	07/2015	BRL	665,910	$	265,623	12,512	0
BRC	10/2014	EUR	64,442		84,909	3,515	0
	10/2014	GBP	1,116,534		1,850,244	40,174	0
	10/2014	JPY	76,769,461		737,862	37,890	0
	10/2014	$	1,922,657	GBP	1,184,330	0	(2,681)
	10/2014		644,996	JPY	70,600,861	0	(1,268)
	10/2014		57,115	TRY	125,756	0	(2,072)
	11/2014	EUR	4,140,000	$	5,318,004	87,059	0
	11/2014	GBP	1,183,254		1,920,362	2,679	0
	11/2014	JPY	235,953,161		2,152,441	1,257	(678)
	11/2014	$	6,405	CHF	6,128	16	0
	11/2014		9,035	GBP	5,516	0	(95)
	12/2014	MXN	1,090,129	$	82,687	1,943	0
	12/2014	$	65,113	MXN	863,829	1	(1,132)
	01/2015	BRL	496,351	$	207,072	9,377	0
	06/2015	$	808,562	EUR	603,446	0	(44,593)
	06/2016	EUR	540,000	$	741,254	49,412	0
CBK	10/2014	BRL	1,351,040		592,874	40,922	0
	10/2014	CAD	116,729		104,595	405	0
	10/2014	EUR	4,514,790		5,820,469	117,257	0
	10/2014	MXN	3,921,682		290,639	0	(1,074)
	10/2014	$	122,181	AUD	137,698	0	(1,620)
	10/2014		551,220	BRL	1,351,040	732	0
	10/2014		9,111	EUR	7,066	0	(185)
	10/2014		117,502	JPY	12,859,396	0	(252)
	10/2014		1,022,780	MXN	13,733,520	1,202	(1,504)
	11/2014	AUD	978,427	$	854,503	1,612	(1,772)

See Accompanying Notes	29

Schedule of Investments PIMCO Total Return Fund (Cont.)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	11/2014	JPY	12,859,396	$	117,527	$251	$0
	11/2014	$	18,771	EUR	14,790	0	(87)
	11/2014		21,507	GBP	13,274	6	0
	11/2014		1,831	JPY	200,611	0	(1)
	12/2014		115,415	MXN	1,520,527	0	(2,792)
	06/2015	EUR	500,000	$	683,670	50,664	0
	06/2015	$	6,620	EUR	5,004	0	(285)
	07/2015	BRL	495,801	$	200,380	11,927	0
	06/2016	$	337,675	EUR	250,000	0	(17,544)
DUB	10/2014	EUR	153,482	$	198,630	4,774	0
	10/2014	GBP	306,153		508,345	12,026	0
	10/2014	JPY	90,663,500		848,960	22,304	0
	10/2014	$	681,253	JPY	74,575,015	0	(1,290)
	11/2014	JPY	74,575,015	$	681,388	1,273	0
	11/2014	$	17,772	EUR	14,003	0	(81)
	12/2014	MXN	2,359,880	$	174,528	0	(265)
	06/2015	$	571,662	EUR	439,479	0	(15,276)
	07/2015	BRL	572,727	$	234,051	16,359	0
	08/2015	EUR	536,500		718,606	38,773	0
	02/2016		450,000		605,520	32,109	0
	06/2016		1,250,000		1,709,019	108,363	0
	06/2016	$	2,636	EUR	1,950	0	(139)
	09/2016	EUR	500,000	$	656,880	14,452	0
FBF	11/2014	JPY	10,452,392		95,343	19	0
	01/2015	BRL	9,819		4,152	241	0
	01/2015	$	2,236	BRL	5,277	0	(134)
	04/2015	BRL	823,214	$	337,878	17,393	0
	06/2015	EUR	500,000		682,925	49,919	0
	06/2015	$	574,559	EUR	428,617	0	(31,925)
	07/2015	BRL	2,673,775	$	1,087,202	70,905	0
	06/2016	EUR	500,000		685,010	44,748	0
GLM	10/2014	CAD	808,706		730,309	8,475	0
	10/2014	EUR	990,308		1,247,621	0	(3,365)
	10/2014	JPY	55,000		528	27	0
	10/2014	MXN	2,475,785		188,087	3,926	0
	10/2014	$	177,375	MXN	2,329,469	0	(4,170)
	11/2014	MXN	6,458,578	$	493,499	14,009	0
	11/2014	$	3,290	GBP	2,018	0	(19)
	12/2014	MXN	12,566,279	$	952,074	21,091	0
	12/2014	$	246,415	MXN	3,279,707	0	(3,492)
	01/2015	MXN	492,820	$	37,554	1,101	0
	04/2015	BRL	3,071,994		1,265,646	69,689	0
	06/2015	$	585,457	EUR	439,427	0	(29,137)
	07/2015	BRL	1,127,742	$	450,532	21,879	0
HUS	10/2014	EUR	2,000,000		2,593,614	67,156	0
	10/2014	GBP	7,893		12,778	0	(18)
	10/2014	$	2,810	GBP	1,691	0	(68)
	11/2014	AUD	179,283	$	156,158	0	(447)
	11/2014	JPY	520,108		4,744	1	0
	12/2014	$	7,791	MXN	103,301	0	(140)
	01/2015	BRL	493,706	$	208,271	11,630	0
	04/2015		335,863		136,375	5,620	0
	04/2015	DKK	133,079		23,812	1,197	0
	07/2015	BRL	123,565		50,089	3,122	0
	08/2015	JPY	4,703,399		46,126	3,073	0
JPM	10/2014	BRL	473,089		200,734	7,459	0
	10/2014	HKD	390,293		50,360	98	0
	10/2014	JPY	19,100,300		179,996	5,843	0
	10/2014	MXN	3,245,414		246,546	4,901	0
	10/2014	TRY	125,756		57,910	2,867	0
	10/2014	$	193,019	BRL	473,089	256	0
	10/2014		4,834	GBP	2,965	0	(27)
	10/2014		25,000	MXN	327,813	0	(626)
	11/2014	BRL	75,686	$	30,600	0	(47)
	11/2014	EUR	3,500,000		4,499,079	76,782	0
	11/2014	$	4,516	GBP	2,768	0	(30)
	12/2014		1,006	MXN	13,298	0	(21)
	01/2015	MXN	2,730,708	$	208,078	6,095	0
	01/2015	$	1,048	BRL	2,488	0	(57)
	02/2015	MXN	1,818,983	$	136,116	1,823	0
	04/2015	BRL	481,173		200,991	13,666	0
	06/2015	EUR	1,000,000		1,363,430	97,419	0
	06/2015	$	639,838	EUR	478,199	0	(34,433)
MSB	10/2014	BRL	1,559,046	$	640,060	3,891	(761)
	10/2014	JPY	30,946,028		297,671	15,510	0
	10/2014	$	652,794	BRL	1,559,046	0	(15,864)
	10/2014		377,152	EUR	296,786	0	(2,295)
	10/2014		391,775	GBP	240,796	0	(1,409)
	10/2014		1,506,615	JPY	164,748,330	0	(4,465)
	10/2014		50,000	MXN	655,700	0	(1,246)

30	See Accompanying Notes

September 30, 2014

(Unaudited)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	11/2014	BRL	1,559,046	$	647,031	$15,735	$0
	11/2014	EUR	296,786		377,229	2,293	0
	11/2014	GBP	240,795		391,672	1,417	0
	11/2014	JPY	164,748,330		1,506,946	4,462	0
	01/2015	BRL	356,250		153,583	11,690	0
	04/2015		247,732		101,567	5,123	0
NAB	06/2015	EUR	963,095		1,307,335	88,046	0
	08/2015	JPY	51,203,750		500,000	31,301	0
	06/2016	EUR	900,000		1,235,823	83,018	0
RBC	10/2014	CAD	1,000,000		907,051	14,473	0
	10/2014	MXN	5,304,650		403,405	8,585	0
	10/2014	$	1,285	GBP	798	8	0
	11/2014	JPY	2,127,134	$	19,402	3	0
	12/2014	MXN	11,172,165		848,438	20,628	0
	12/2014	$	20,986	MXN	275,764	0	(561)
	01/2015	MXN	3,943,197	$	300,440	8,772	0
	02/2015	$	444,487	MXN	5,939,185	0	(6,007)
	03/2015	MXN	9,996,492	$	747,598	11,362	0
SOG	10/2014	AUD	134,689		124,917	6,990	0
	12/2014	MXN	4,038,212		298,612	0	(492)
	12/2014	$	143,922	MXN	1,897,284	0	(3,393)
UAG	10/2014	BRL	1,653,467	$	693,108	18,161	(558)
	10/2014	CNY	5,908		953	0	(8)
	10/2014	EUR	115,396		151,746	5,995	0
	10/2014	JPY	93,085,930		895,040	46,296	0
	10/2014	NZD	26,265		21,845	1,341	0
	10/2014	$	695,757	BRL	1,653,467	0	(20,252)
	10/2014		78,405	EUR	61,302	0	(978)
	10/2014		20,769	NZD	26,265	0	(265)
	11/2014	BRL	1,180,378	$	490,761	12,797	0
	11/2014	EUR	61,302		78,421	977	0
	11/2014	NZD	26,265		20,702	265	0
	11/2014	$	47,440	BRL	117,745	238	0
	12/2014		146,159	MXN	1,940,531	0	(2,427)
	01/2015	BRL	496,474	$	208,165	10,422	0
	01/2015	$	419,002	BRL	992,234	0	(23,799)
	04/2015	BRL	602,424	$	249,709	15,180	0
	06/2015	CNY	25,241		4,062	13	0
	06/2015	$	152,082	EUR	115,396	0	(5,990)
	07/2015	BRL	2,281,011	$	932,170	65,162	0
	10/2015		530,000		203,729	7,290	0

Total Forward Foreign Currency Contracts						$2,306,223	$(377,406)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	0.990%	10/15/2014		$178,000	$(564)	$(38)
	Call - OTC CDX.IG-22 5-Year Index	Buy	0.450%	12/17/2014		1,500,000	(475)	(133)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.750%	12/17/2014		1,500,000	(1,913)	(3,324)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014		237,800	(279)	(326)
CBK	Put - OTC CDX.HY-22 5-Year Index	Sell	1.060%	12/17/2014		150,000	(1,901)	(3,067)
	Call - OTC CDX.HY-22 5-Year Index	Buy	1.100%	12/17/2014		150,000	(148)	(78)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014		359,000	(422)	(492)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		403,200	(822)	(356)
	Put - OTC CDX.IG-22 5-Year Index	Sell	1.000%	12/17/2014		201,600	(397)	(149)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.800%	11/19/2014	EUR	500,000	(675)	(565)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	11/19/2014		500,000	(483)	(395)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	12/17/2014		1,115,200	(3,220)	(1,627)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014		607,600	(1,109)	(542)
JPM	Put - OTC CDX.HY-22 5-Year Index	Sell	1.060%	12/17/2014		$250,000	(3,267)	(5,111)
	Call - OTC CDX.HY-22 5-Year Index	Buy	1.100%	12/17/2014		250,000	(248)	(130)
	Call - OTC CDX.IG-22 5-Year Index	Buy	0.450%	12/17/2014		500,000	(175)	(44)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.750%	12/17/2014		500,000	(625)	(1,108)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		400,400	(901)	(442)

							$ (17,624)	$(17,927)

See Accompanying Notes	31

Schedule of Investments PIMCO Total Return Fund (Cont.)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	97.000	11/10/2014	$356,400	$(492)	$(13)
	Put - OTC USD versus JPY		80.000	02/18/2019	539,100	(29,960)	(15,452)
	Put - OTC USD versus JPY		80.000	02/28/2019	175,000	(9,471)	(5,082)
BPS	Call - OTC USD versus BRL	BRL	2.589	10/30/2014	237,200	(2,099)	(2,099)
	Put - OTC USD versus JPY	JPY	99.000	11/10/2014	500,000	(875)	(41)
BRC	Put - OTC USD versus JPY		97.000	11/10/2014	211,100	(264)	(7)
	Put - OTC USD versus JPY		94.750	04/21/2016	150,000	(2,284)	(1,630)
CBK	Put - OTC USD versus JPY		98.000	11/10/2014	300,000	(945)	(16)
	Put - OTC USD versus JPY		99.000	09/30/2015	359,700	(2,956)	(2,956)
GLM	Call - OTC USD versus MXN	MXN	14.090	06/15/2015	250,000	(4,775)	(6,302)
JPM	Call - OTC USD versus BRL	BRL	2.575	10/31/2014	149,100	(1,439)	(1,419)
UAG	Put—OTC USD versus JPY	JPY	98.000	11/10/2014	210,800	(443)	(11)

						$(56,003)	$(35,028)

INFLATION - CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Cap - OTC CPURNSA Index	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	$100,000	$(1,710)	$(1,302)
	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	1,757,700	(14,866)	(430)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	(1,041)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	(112)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	(155)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	(123)
JPM	Cap - OTC CPURNSA Index	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(690)
	Cap - OTC CPURNSA Index	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(361)

						$(71,048)	$(4,214)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		$1,000,000	$(23,000)	$(1,015)
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		1,000,000	(23,050)	(1,015)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,250,000	(13,437)	(1)
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		246,500	(2,416)	0
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	11/17/2014		2,000,000	(3,200)	(208)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	11/17/2014		2,000,000	(7,750)	(8,225)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	12/02/2014		813,000	(1,707)	(421)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	12/02/2014		813,000	(3,667)	(4,354)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015	EUR	459,400	(1,191)	(1,387)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.550%	03/23/2015		459,400	(3,810)	(2,534)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800%	12/01/2014		$1,388,600	(2,474)	(1,639)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	12/01/2014		1,388,600	(6,943)	(5,867)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	12/02/2014		2,000,000	(16,940)	(6,912)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.430%	12/09/2014	EUR	1,000,000	(1,068)	(1,564)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.650%	12/09/2014		1,000,000	(1,424)	(816)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	10/27/2014		$2,000,000	(5,150)	(715)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100%	12/02/2014		2,000,000	(21,600)	(2,435)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.060%	12/09/2014	EUR	250,000	(842)	(948)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.120%	12/09/2014		250,000	(1,360)	(1,582)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.360%	12/09/2014		250,000	(2,234)	(881)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.420%	12/09/2014		250,000	(1,716)	(587)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	12/15/2014		750,000	(1,456)	(1,662)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.500%	12/15/2014		750,000	(3,105)	(1,191)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.200%	01/20/2015		280,000	(1,174)	(3,335)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.600%	01/20/2015		280,000	(3,256)	(524)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015		589,800	(1,177)	(1,780)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.550%	03/23/2015		589,800	(5,316)	(3,254)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	10/14/2014		$2,000,000	(1,000)	(1)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650%	10/14/2014		2,000,000	(2,000)	(25)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	10/14/2014		4,000,000	(16,150)	(8,012)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	11/17/2014		1,243,000	(2,362)	(448)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	11/17/2014		1,243,000	(4,257)	(5,112)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		100,000	(200)	0
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.050%	11/17/2014		2,000,000	(1,350)	(51)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.400%	11/17/2014		2,000,000	(4,948)	(5,544)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	10/14/2014		2,000,000	(2,200)	(6)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.680%	10/14/2014		2,000,000	(3,900)	(55)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	10/14/2014		2,000,000	(8,900)	(4,006)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	10/14/2014		2,000,000	(7,700)	(1,388)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	11/17/2014		2,000,000	(2,000)	(208)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650%	11/17/2014		2,000,000	(2,300)	(400)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	11/17/2014		4,000,000	(7,720)	(1,442)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	11/17/2014		4,000,000	(19,000)	(16,450)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	11/17/2014		4,000,000	(16,600)	(12,724)

32	See Accompanying Notes

September 30, 2014

(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800%	12/01/2014	$3,447,200	$(6,119)	$(4,069)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	12/01/2014	3,447,200	(13,099)	(11,592)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	01/26/2015	500,000	(11,500)	(508)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/14/2015	2,068,100	(27,144)	(27,596)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	7,000,000	(94,492)	(110,930)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	10/14/2014	4,000,000	(8,775)	(2,595)
	Call - OTC 10 - Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550%	10/14/2014	1,500,000	(5,700)	(2,050)
	Put - OTC 10 - Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	10/14/2014	2,000,000	(11,000)	(561)
	Put - OTC 10 - Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.950%	10/14/2014	3,500,000	(17,337)	(440)
	Call - OTC 10 - Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550%	10/27/2014	1,980,000	(7,128)	(4,445)
	Put - OTC 10 - Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.200%	10/27/2014	1,980,000	(20,097)	(55)
	Put - OTC 10 - Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	02/02/2015	1,382,000	(22,043)	(18,721)
	Put - OTC 10 - Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016	1,000,000	(11,650)	(1)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	01/26/2015	500,000	(11,500)	(508)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	500,000	(13,125)	(7,933)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016	1,753,500	(20,516)	(1)

							$(564,275)	$(302,729)

Total Written Options							$(708,950)	$(359,898)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2014:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at Beginning of Period	12,752	$155,754,200	EUR	5,658,600	GBP	0	$(977,438)
Sales	0	186,914,000		24,778,500		500,000	(857,560)
Closing Buys	0	(27,326,200)		(4,844,900)		0	114,883
Expirations	(6,376)	(187,614,500)		(13,838,200)		(500,000)	939,751
Exercised	(6,376)	(16,727,900)		(1,872,800)		0	71,414

Balance at End of Period	0	$110,999,600	EUR	9,881,200	GBP	0	$(708,950)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	$ 7,500	$2,342	$114	$2,456	$0
BPS	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	3,300	1,027	54	1,081	0
BRC	Venezuela Government International Bond	(5.000%	)	06/20/2015	20.736%	7,500	962	(193)	769	0
GST	Venezuela Government International Bond	(5.000%	)	06/20/2015	20.736%	17,900	2,097	(262)	1,835	0
	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	7,600	2,281	209	2,490	0
HUS	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	5,700	1,787	80	1,867	0
JPM	Venezuela Government International Bond	(5.000%	)	06/20/2015	20.736%	1,200	144	(21)	123	0
	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	11,900	3,645	253	3,898	0
MYC	Venezuela Government International Bond	(5.000%	)	06/20/2015	20.736%	9,200	1,104	(161)	943	0
	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	14,900	4,537	343	4,880	0

							$19,926	$416	$20,342	$0

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	American International Group, Inc.	1.000%	06/20/2019	0.607%	$30,000	$537	$7	$544	$0
	AT&T, Inc.	1.000%	06/20/2019	0.479%	10,000	184	57	241	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.102%	162,200	(2,827)	3,559	732	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2015	0.128%	20,000	(298)	518	220	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2017	0.281%	25,000	602	(108)	494	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2019	0.524%	25,000	575	(25)	550	0
	BP Capital Markets America, Inc.	1.000%	12/20/2016	0.320%	8,500	129	2	131	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%	34,600	(407)	541	134	0
	Brazil Government International Bond	1.950%	04/20/2016	0.797%	300	0	8	8	0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%	24,600	(71)	143	72	0
	Brazil Government International Bond	1.000%	12/20/2016	0.946%	100,000	(1,323)	1,467	144	0
	Brazil Government International Bond	1.000%	03/20/2017	1.034%	23,700	(234)	220	0	(14)
	Brazil Government International Bond	1.000%	03/20/2019	1.548%	9,000	(317)	110	0	(207)
	China Government International Bond	1.000%	06/20/2015	0.206%	126,600	1,811	(1,048)	763	0
	China Government International Bond	1.000%	09/20/2015	0.223%	50,000	402	(8)	394	0
	China Government International Bond	1.000%	12/20/2015	0.233%	25,000	362	(120)	242	0
	China Government International Bond	1.000%	12/20/2018	0.667%	67,500	812	126	938	0
	China Government International Bond	1.000%	03/20/2019	0.727%	25,000	(48)	350	302	0
	China Government International Bond	1.000%	06/20/2019	0.781%	110,000	773	347	1,120	0

See Accompanying Notes	33

Schedule of Investments PIMCO Total Return Fund (Cont.)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	China Government International Bond	1.000%	09/20/2019	0.830%		$20,000	$256	$(89)	$167	$0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%		47,300	320	(117)	203	0
	Ford Motor Co.	5.000%	06/20/2019	1.018%		15,600	3,073	(251)	2,822	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.202%		25,000	(1,123)	1,174	51	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.275%		32,900	(1,099)	1,400	301	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.297%		65,000	(784)	1,476	692	0
	General Electric Capital Corp.	1.000%	06/20/2019	0.558%		25,000	498	11	509	0
	HSBC Bank PLC	1.000%	03/20/2019	0.465%	EUR	16,000	280	205	485	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.341%		$15,000	(435)	535	100	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.352%		50,000	(660)	1,070	410	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.398%		10,000	(405)	239	0	(166)
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		45,000	(1,440)	471	0	(969)
	Italy Government International Bond	1.000%	09/20/2016	0.519%		138,200	1,278	68	1,346	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		3,000	(1)	2	1	0
	Japan Government International Bond	1.000%	06/20/2015	0.087%		46,700	443	(121)	322	0
	Japan Government International Bond	1.000%	12/20/2015	0.115%		40,300	727	(278)	449	0
	MetLife, Inc.	1.000%	12/20/2014	0.081%		9,100	(125)	146	21	0
	MetLife, Inc.	1.000%	09/20/2015	0.122%		50,000	(1,280)	1,724	444	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		39,000	(146)	425	279	0
	Mexico Government International Bond	1.000%	12/20/2016	0.426%		20,000	192	69	261	0
	Mexico Government International Bond	1.000%	09/20/2017	0.537%		25,000	(358)	706	348	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		298,700	(448)	4,263	3,815	0
	Mexico Government International Bond	1.000%	06/20/2019	0.794%		135,000	1,139	161	1,300	0
	Mexico Government International Bond	1.000%	09/20/2019	0.836%		50,000	903	(500)	403	0
	Prudential Financial, Inc.	1.000%	09/20/2015	0.119%		25,000	305	(82)	223	0
	Prudential Financial, Inc.	1.000%	03/20/2016	0.187%		10,000	(114)	237	123	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.611%		25,000	510	(61)	449	0
	Russia Government International Bond	1.000%	09/20/2015	2.089%		150,000	(792)	(756)	0	(1,548)
	Russia Government International Bond	1.000%	06/20/2017	2.258%		25,000	(758)	(60)	0	(818)
	Russia Government International Bond	1.000%	03/20/2019	2.398%		23,200	(1,605)	278	0	(1,327)
	Russia Government International Bond	1.000%	06/20/2019	2.430%		175,000	(9,791)	(956)	0	(10,747)
	South Africa Government International Bond	1.000%	09/20/2019	1.874%		100,000	(4,094)	61	0	(4,033)
	Standard Chartered PLC	1.000%	03/20/2019	0.794%	EUR	30,000	(336)	688	352	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.494%		$10,000	184	50	234	0
BPS	American International Group, Inc.	1.000%	06/20/2019	0.607%		10,000	179	2	181	0
	AT&T, Inc.	1.000%	06/20/2017	0.231%		25,000	560	(31)	529	0
	Australia & New Zealand Banking Group Ltd.	1.000%	06/20/2019	0.471%		5,000	105	17	122	0
	Bank of America Corp.	1.000%	06/20/2015	0.213%		75,000	578	(130)	448	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.102%		25,000	(468)	581	113	0
	BP Capital Markets America, Inc.	1.000%	09/20/2016	0.301%		15,000	238	(26)	212	0
	China Government International Bond	1.000%	06/20/2015	0.206%		25,000	384	(233)	151	0
	China Government International Bond	1.000%	09/20/2015	0.223%		15,000	94	24	118	0
	China Government International Bond	1.000%	12/20/2016	0.362%		30,000	615	(182)	433	0
	China Government International Bond	1.000%	03/20/2019	0.727%		25,000	97	204	301	0
	Commonwealth Bank of Australia	1.000%	06/20/2019	0.472%		7,500	133	50	183	0
	Export-Import Bank of China	1.000%	06/20/2016	0.529%		15,000	(141)	267	126	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	2.550%		10,000	(104)	(43)	0	(147)
	General Electric Capital Corp.	1.000%	12/20/2014	0.202%		34,400	(1,730)	1,801	71	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.341%		35,000	(951)	1,186	235	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.465%		10,000	(149)	231	82	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.398%		30,000	(1,207)	707	0	(500)
	International Business Machines Corp.	1.000%	06/20/2019	0.389%		50,000	1,407	7	1,414	0
	Italy Government International Bond	1.000%	09/20/2016	0.519%		29,000	310	(28)	282	0
	Mexico Government International Bond	1.000%	09/20/2017	0.537%		19,500	(280)	551	271	0
	Mexico Government International Bond	1.000%	09/20/2019	0.836%		50,000	903	(500)	403	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.611%		50,000	1,038	(140)	898	0
	State Street Corp.	1.000%	06/20/2016	0.257%		76,000	1,131	(135)	996	0
	U.S. Treasury Notes	0.250%	12/20/2014	0.059%	EUR	100,000	(581)	643	62	0
	U.S. Treasury Notes	0.250%	03/20/2015	0.059%		45,000	(219)	274	55	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.101%		25,000	(495)	591	96	0
	United Kingdom Gilt	1.000%	03/20/2015	0.031%		$70,000	463	(124)	339	0
	UnitedHealth Group, Inc.	1.000%	06/20/2018	0.244%		25,000	677	23	700	0
BRC	American International Group, Inc.	1.000%	06/20/2019	0.607%		45,200	811	8	819	0
	AT&T, Inc.	1.000%	12/20/2017	0.280%		25,000	573	9	582	0
	Bank of America Corp.	1.000%	12/20/2014	0.213%		100,000	443	(241)	202	0
	Bank of America Corp.	1.000%	06/20/2015	0.213%		50,000	392	(93)	299	0
	Bank of America Corp.	1.000%	09/20/2019	0.767%		2,300	25	1	26	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.102%		65,000	(1,169)	1,462	293	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2016	0.186%		25,000	453	(94)	359	0
	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.489%		80,000	1,650	146	1,796	0

34	See Accompanying Notes

September 30, 2014

(Unaudited)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Berkshire Hathaway, Inc.	1.000%	06/20/2019	0.524%		$75,000	$1,984	$(335)	$1,649	$0
	Berkshire Hathaway, Inc.	1.000%	06/20/2020	0.668%		20,000	360	6	366	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2021	0.823%		20,000	229	4	233	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2023	1.012%		37,000	(1,080)	1,053	0	(27)
	Berkshire Hathaway, Inc.	1.000%	06/20/2024	1.042%		25,000	321	(403)	0	(82)
	Brazil Government International Bond	1.000%	03/20/2015	0.573%		60,000	(1,134)	1,270	136	0
	Brazil Government International Bond	1.000%	06/20/2015	0.574%		127,100	(1,967)	2,393	426	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		240,700	(2,853)	3,789	936	0
	Brazil Government International Bond	1.000%	12/20/2015	0.660%		105,000	(514)	979	465	0
	Brazil Government International Bond	1.000%	03/20/2016	0.768%		54,390	(474)	674	200	0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%		21,200	(51)	113	62	0
	Brazil Government International Bond	1.000%	09/20/2016	0.902%		25,000	(719)	773	54	0
	Brazil Government International Bond	1.000%	12/20/2016	0.946%		25,000	(871)	907	36	0
	China Development Bank Corp.	1.000%	06/20/2016	0.559%		20,000	(97)	254	157	0
	China Government International Bond	1.000%	06/20/2015	0.206%		50,000	817	(515)	302	0
	China Government International Bond	1.000%	09/20/2015	0.223%		25,000	308	(111)	197	0
	China Government International Bond	1.000%	12/20/2015	0.233%		75,000	1,074	(347)	727	0
	China Government International Bond	1.000%	09/20/2016	0.342%		50,000	630	33	663	0
	China Government International Bond	1.000%	12/20/2016	0.362%		163,300	3,104	(748)	2,356	0
	China Government International Bond	1.000%	12/20/2018	0.667%		155,100	1,727	428	2,155	0
	China Government International Bond	1.000%	03/20/2019	0.727%		125,000	304	1,201	1,505	0
	China Government International Bond	1.000%	06/20/2019	0.781%		199,300	1,384	644	2,028	0
	Export-Import Bank of China	1.000%	06/20/2016	0.529%		30,000	(266)	517	251	0
	Ford Motor Co.	5.000%	06/20/2019	1.018%		25,000	4,886	(363)	4,523	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.202%		50,000	(2,557)	2,659	102	0
	General Electric Capital Corp.	1.000%	03/20/2015	0.202%		89,200	627	(267)	360	0
	General Electric Capital Corp.	1.000%	06/20/2015	0.202%		50,000	423	(120)	303	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.313%		100,000	1,491	(278)	1,213	0
	General Motors Co.	5.000%	03/20/2016	0.700%		40,000	3,517	(933)	2,584	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.341%		45,000	(1,437)	1,739	302	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.352%		60,000	(891)	1,384	493	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.465%		10,000	(149)	231	82	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.398%		25,000	(969)	552	0	(417)
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		100,000	(3,035)	881	0	(2,154)
	Indonesia Government International Bond	1.000%	09/20/2019	1.570%		20,000	(448)	(78)	0	(526)
	Italy Government International Bond	1.000%	09/20/2016	0.519%		700	4	3	7	0
	Italy Government International Bond	1.000%	06/20/2017	0.652%		30,300	114	177	291	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		120,500	(1,033)	1,236	203	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		24,400	0	4	4	0
	JPMorgan Chase & Co.	1.000%	06/20/2015	0.156%		175,000	1,535	(415)	1,120	0
	MetLife, Inc.	1.000%	09/20/2015	0.122%		25,000	304	(82)	222	0
	MetLife, Inc.	1.000%	06/20/2016	0.217%		25,000	431	(86)	345	0
	MetLife, Inc.	1.000%	06/20/2017	0.339%		25,000	555	(101)	454	0
	MetLife, Inc.	1.000%	06/20/2019	0.632%		100,000	1,928	(229)	1,699	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		61,000	(635)	1,071	436	0
	Mexico Government International Bond	1.000%	12/20/2015	0.316%		50,000	(124)	558	434	0
	Mexico Government International Bond	1.000%	03/20/2016	0.357%		1,400	(12)	25	13	0
	Mexico Government International Bond	1.000%	12/20/2016	0.426%		23,500	(830)	1,136	306	0
	Mexico Government International Bond	1.000%	09/20/2017	0.537%		5,000	(112)	182	70	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		191,000	(316)	2,755	2,439	0
	Mexico Government International Bond	1.000%	06/20/2019	0.794%		50,000	435	46	481	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.572%		85,000	1,495	104	1,599	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.611%		80,000	1,609	(172)	1,437	0
	Russia Government International Bond	1.000%	12/20/2016	2.212%		50,000	(205)	(1,094)	0	(1,299)
	Russia Government International Bond	1.000%	03/20/2019	2.398%		10,300	(689)	99	0	(590)
	Spain Government International Bond	1.000%	03/20/2019	0.700%		15,800	(149)	357	208	0
	Spain Government International Bond	1.000%	09/20/2019	0.750%		50,000	848	(243)	605	0
	U.S. Treasury Notes	0.250%	03/20/2015	0.059%	EUR	104,000	(1,467)	1,594	127	0
	Wells Fargo & Co.	1.000%	09/20/2019	0.498%		$20,000	482	4	486	0
CBK	American International Group, Inc.	1.000%	06/20/2019	0.607%		5,600	84	18	102	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.102%		25,000	(434)	547	113	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2017	0.305%		25,000	629	(108)	521	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2018	0.396%		25,000	670	(111)	559	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		21,000	(330)	411	81	0
	Brazil Government International Bond	1.000%	03/20/2016	0.768%		113,700	(915)	1,332	417	0
	Brazil Government International Bond	1.000%	12/20/2016	0.946%		40,000	(1,045)	1,103	58	0
	Brazil Government International Bond	1.000%	03/20/2017	1.034%		15,000	(136)	128	0	(8)
	California State General Obligation Bonds, Series 2003	1.000%	06/20/2024	0.910%		10,000	23	53	76	0

See Accompanying Notes	35

Schedule of Investments PIMCO Total Return Fund (Cont.)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Caterpillar Financial Services Corp.	1.000%	06/20/2019	0.471%		$20,800	$547	$(39)	$508	$0
	China Government International Bond	1.000%	06/20/2015	0.206%		24,900	388	(238)	150	0
	China Government International Bond	1.000%	12/20/2016	0.362%		50,000	981	(259)	722	0
	China Government International Bond	1.000%	12/20/2018	0.667%		120,600	1,273	403	1,676	0
	China Government International Bond	1.000%	03/20/2019	0.727%		240,000	1,068	1,822	2,890	0
	China Government International Bond	1.000%	06/20/2019	0.781%		667,600	4,392	2,401	6,793	0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%		25,000	141	(34)	107	0
	Commonwealth Bank of Australia	1.000%	06/20/2019	0.472%		17,500	319	109	428	0
	Export-Import Bank of China	1.000%	06/20/2016	0.529%		10,000	(97)	180	83	0
	Export-Import Bank of China	1.000%	06/20/2017	0.665%		10,000	(396)	489	93	0
	Florida State Board of Education General Obligation Notes, Series 2005	0.470%	03/20/2018	0.398%		10,000	0	26	26	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.202%		25,000	(1,123)	1,174	51	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		25,000	(876)	1,067	191	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.297%		25,000	(190)	456	266	0
	General Electric Capital Corp.	1.000%	06/20/2019	0.558%		25,000	487	22	509	0
	General Motors Co.	5.000%	09/20/2016	0.802%		15,000	1,502	(245)	1,257	0
	HSBC Bank PLC	1.000%	06/20/2019	0.488%	EUR	25,000	853	(88)	765	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.341%		$12,100	(274)	355	81	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.352%		15,000	(218)	341	123	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.546%		5,000	(95)	135	40	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.398%		15,000	(503)	253	0	(250)
	Italy Government International Bond	1.000%	06/20/2019	0.968%		10,300	(185)	202	17	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		100,000	144	(125)	19	0
	MetLife, Inc.	1.000%	12/20/2014	0.081%		10,800	(272)	297	25	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		91,800	(808)	1,464	656	0
	Mexico Government International Bond	1.000%	03/20/2016	0.357%		232,600	(2,150)	4,422	2,272	0
	Mexico Government International Bond	1.000%	06/20/2016	0.387%		50,000	(48)	591	543	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		25,000	(707)	1,006	299	0
	Mexico Government International Bond	1.000%	12/20/2016	0.426%		37,500	(706)	1,194	488	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		84,700	61	1,021	1,082	0
	Mexico Government International Bond	1.000%	06/20/2019	0.794%		320,400	2,656	430	3,086	0
	Mexico Government International Bond	1.000%	09/20/2019	0.836%		50,000	853	(449)	404	0
	Petrobras International Finance Co.	1.000%	03/20/2015	0.812%		65,000	160	(86)	74	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.611%		15,000	299	(30)	269	0
	Russia Government International Bond	1.000%	06/20/2017	2.258%		25,000	(750)	(67)	0	(817)
	Russia Government International Bond	1.000%	03/20/2019	2.398%		72,500	(4,968)	821	0	(4,147)
	Russia Government International Bond	1.000%	06/20/2019	2.430%		440,000	(25,492)	(1,529)	0	(27,021)
	United Kingdom Gilt	1.000%	06/20/2015	0.031%		47,400	362	(15)	347	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.494%		54,000	1,036	227	1,263	0
	Whirlpool Corp.	1.000%	06/20/2019	0.682%		100,000	1,340	134	1,474	0
DUB	American International Group, Inc.	1.000%	03/20/2019	0.571%		59,800	908	216	1,124	0
	American International Group, Inc.	1.000%	06/20/2019	0.607%		55,000	917	80	997	0
	American International Group, Inc.	1.000%	09/20/2019	0.639%		50,000	1,132	(259)	873	0
	AT&T, Inc.	1.000%	06/20/2019	0.479%		15,000	261	100	361	0
	Australia Government International Bond	1.000%	06/20/2019	0.288%		50,000	1,589	60	1,649	0
	Bank of America Corp.	1.000%	06/20/2015	0.213%		100,000	790	(192)	598	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2014	0.102%		25,000	(495)	551	56	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.102%		65,000	(932)	1,226	294	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2016	0.186%		40,000	724	(150)	574	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2018	0.396%		25,000	605	(46)	559	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2019	0.524%		25,000	586	(36)	550	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2023	1.012%		20,000	16	(31)	0	(15)
	Berkshire Hathaway, Inc.	1.000%	03/20/2024	1.027%		25,000	(418)	368	0	(50)
	Berkshire Hathaway, Inc.	1.000%	06/20/2024	1.042%		75,000	(319)	72	0	(247)
	Brazil Government International Bond	1.000%	06/20/2015	0.574%		61,800	(873)	1,081	208	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		110,000	(1,220)	1,648	428	0
	Brazil Government International Bond	1.000%	12/20/2015	0.660%		75,000	(494)	826	332	0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%		100,000	(168)	461	293	0
	Brazil Government International Bond	1.000%	12/20/2016	0.946%		70,400	(1,508)	1,610	102	0
	Brazil Government International Bond	1.000%	03/20/2017	1.034%		20,000	(163)	151	0	(12)
	Brazil Government International Bond	1.000%	03/20/2019	1.548%		29,700	(1,271)	587	0	(684)
	Caterpillar Financial Services Corp.	1.000%	06/20/2019	0.471%		20,800	578	(70)	508	0
	China Government International Bond	1.000%	12/20/2015	0.233%		25,000	349	(107)	242	0
	China Government International Bond	1.000%	12/20/2016	0.362%		115,400	2,264	(599)	1,665	0
	China Government International Bond	1.000%	12/20/2018	0.667%		190,000	1,955	686	2,641	0
	China Government International Bond	1.000%	03/20/2019	0.727%		82,500	287	706	993	0
	China Government International Bond	1.000%	06/20/2019	0.781%		255,000	1,420	1,175	2,595	0
	Citigroup, Inc.	1.000%	06/20/2019	0.710%		75,000	947	61	1,008	0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%		50,000	305	(91)	214	0
	Commonwealth Bank of Australia	1.000%	06/20/2019	0.472%		25,000	460	150	610	0
	Export-Import Bank of China	1.000%	06/20/2016	0.529%		10,000	(48)	132	84	0

36	See Accompanying Notes

September 30, 2014

(Unaudited)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Ford Motor Co.	5.000%	03/20/2019	0.962%		$15,000	$2,798	$(178)	$2,620	$0
	Ford Motor Co.	5.000%	06/20/2019	1.018%		15,300	2,975	(207)	2,768	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		110,000	(4,219)	5,058	839	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.275%		50,000	(1,411)	1,870	459	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.297%		2,600	(210)	237	27	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.313%		75,000	1,128	(219)	909	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.520%		150,000	2,777	378	3,155	0
	General Electric Capital Corp.	1.000%	06/20/2019	0.558%		100,000	2,118	(81)	2,037	0
	HSBC Bank PLC	1.000%	12/20/2018	0.440%	EUR	20,000	293	309	602	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.341%		$25,000	(619)	787	168	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.352%		15,000	(211)	334	123	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.398%		45,000	(2,120)	1,370	0	(750)
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		50,000	(1,511)	435	0	(1,076)
	Indonesia Government International Bond	1.000%	09/20/2019	1.570%		35,000	(746)	(175)	0	(921)
	International Business Machines Corp.	1.000%	06/20/2019	0.389%		25,000	723	(16)	707	0
	Italy Government International Bond	1.000%	09/20/2016	0.519%		91,600	729	163	892	0
	Italy Government International Bond	1.000%	06/20/2017	0.652%		58,000	211	347	558	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%		47,200	(943)	1,094	151	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		492,800	(1,292)	2,120	828	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		118,800	20	2	22	0
	Japan Government International Bond	1.000%	12/20/2015	0.115%		41,700	786	(321)	465	0
	JPMorgan Chase & Co.	1.000%	06/20/2015	0.156%		150,000	1,312	(351)	961	0
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.209%		150,000	1,510	(308)	1,202	0
	MetLife, Inc.	1.000%	06/20/2017	0.339%		25,000	522	(68)	454	0
	MetLife, Inc.	1.000%	03/20/2019	0.590%		70,000	911	351	1,262	0
	MetLife, Inc.	1.000%	06/20/2019	0.632%		75,000	1,525	(250)	1,275	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		9,400	(118)	185	67	0
	Mexico Government International Bond	1.000%	12/20/2015	0.316%		50,000	(456)	889	433	0
	Mexico Government International Bond	1.000%	03/20/2016	0.357%		143,200	(1,131)	2,529	1,398	0
	Mexico Government International Bond	1.000%	12/20/2016	0.426%		25,000	(871)	1,196	325	0
	Mexico Government International Bond	1.000%	03/20/2017	0.470%		15,000	(165)	365	200	0
	Mexico Government International Bond	1.000%	09/20/2017	0.537%		46,700	(762)	1,411	649	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		172,000	(208)	2,405	2,197	0
	Mexico Government International Bond	1.000%	03/20/2019	0.747%		17,700	52	147	199	0
	Mexico Government International Bond	1.000%	06/20/2019	0.794%		120,100	1,228	(71)	1,157	0
	Mexico Government International Bond	1.000%	09/20/2019	0.836%		25,000	452	(250)	202	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.572%		88,000	1,602	53	1,655	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.611%		79,800	1,621	(187)	1,434	0
	Spain Government International Bond	1.000%	06/20/2019	0.727%		400	0	5	5	0
	U.S. Treasury Notes	0.250%	03/20/2015	0.059%	EUR	25,000	(344)	374	30	0
	U.S. Treasury Notes	0.250%	06/20/2015	0.059%		50,000	(526)	618	92	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.072%		50,000	(689)	803	114	0
	U.S. Treasury Notes	0.250%	06/20/2016	0.096%		50,000	(951)	1,125	174	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.101%		50,000	(931)	1,124	193	0
	UnitedHealth Group, Inc.	1.000%	06/20/2019	0.343%		$50,000	1,432	88	1,520	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.494%		4,000	90	4	94	0
FBF	AT&T, Inc.	1.000%	06/20/2017	0.231%		25,000	560	(31)	529	0
	AT&T, Inc.	1.000%	06/20/2019	0.479%		10,000	164	77	241	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2019	0.524%		50,000	1,270	(170)	1,100	0
	BP Capital Markets America, Inc.	1.000%	12/20/2016	0.320%		10,000	171	(18)	153	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		70,000	(777)	1,049	272	0
	Canadian Natural Resources Ltd.	1.000%	06/20/2017	0.248%		590	(23)	35	12	0
	China Government International Bond	1.000%	03/20/2015	0.206%		25,000	119	(18)	101	0
	China Government International Bond	1.000%	06/20/2015	0.206%		25,000	136	15	151	0
	Export-Import Bank of China	1.000%	06/20/2016	0.529%		5,000	(43)	85	42	0
	Export-Import Bank of China	1.000%	12/20/2016	0.573%		10,000	(970)	1,067	97	0
	Export-Import Bank of China	1.000%	06/20/2017	0.665%		11,300	(437)	542	105	0
	Ford Motor Co.	5.000%	06/20/2019	1.018%		6,500	1,256	(80)	1,176	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.341%		10,000	(218)	285	67	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.352%		20,000	(318)	483	165	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.465%		21,900	(496)	674	178	0
	MetLife, Inc.	1.000%	12/20/2014	0.081%		13,900	(271)	303	32	0
	MetLife, Inc.	1.000%	06/20/2017	0.339%		10,000	222	(40)	182	0
	MetLife, Inc.	1.000%	06/20/2019	0.632%		30,000	598	(88)	510	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		25,000	(217)	396	179	0
	Mexico Government International Bond	1.000%	12/20/2016	0.426%		15,000	127	68	195	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		42,500	(31)	574	543	0
	Prudential Financial, Inc.	1.000%	09/20/2015	0.119%		10,000	122	(33)	89	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.572%		25,000	432	38	470	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.611%		25,000	449	0	449	0
	U.S. Treasury Notes	0.250%	03/20/2016	0.089%	EUR	173,500	(2,143)	2,681	538	0

See Accompanying Notes	37

Schedule of Investments PIMCO Total Return Fund (Cont.)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	United Kingdom Gilt	1.000%	06/20/2015	0.031%		$50,000	$538	$(172)	$366	$0
	Verizon Communications, Inc.	1.000%	09/20/2018	0.392%		3,000	80	(8)	72	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.494%		30,000	673	29	702	0
	Wells Fargo & Co.	1.000%	09/20/2019	0.498%		25,000	665	(57)	608	0
	Whirlpool Corp.	1.000%	06/20/2019	0.682%		50,000	646	91	737	0
GST	Apple, Inc.	1.000%	06/20/2019	0.237%		10,000	354	0	354	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.102%		111,400	(1,718)	2,220	502	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2015	0.102%		30,000	(962)	1,166	204	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2015	0.128%		60,000	(1,275)	1,935	660	0
	Brazil Government International Bond	1.000%	06/20/2015	0.574%		30,800	(414)	517	103	0
	Brazil Government International Bond	1.000%	09/20/2016	0.902%		47,500	(289)	393	104	0
	Brazil Government International Bond	1.000%	03/20/2019	1.548%		15,000	(628)	283	0	(345)
	California State General Obligation Bonds, Series 2003	1.000%	06/20/2024	0.910%		85,000	261	388	649	0
	Canada Government Bond	1.000%	03/20/2015	0.152%		10,000	243	(200)	43	0
	China Government International Bond	1.000%	09/20/2015	0.223%		25,000	182	14	196	0
	China Government International Bond	1.000%	06/20/2017	0.437%		15,000	260	(28)	232	0
	China Government International Bond	1.000%	12/20/2018	0.667%		25,000	226	121	347	0
	China Government International Bond	1.000%	06/20/2019	0.781%		10,000	82	19	101	0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%		31,100	146	(13)	133	0
	Commonwealth Bank of Australia	1.000%	06/20/2019	0.472%		16,000	337	54	391	0
	Export-Import Bank of China	1.000%	06/20/2016	0.529%		20,000	(184)	352	168	0
	Ford Motor Credit Co. LLC	5.000%	03/20/2019	0.788%		1,700	321	(12)	309	0
	General Electric Capital Corp.	1.000%	06/20/2019	0.558%		25,000	522	(13)	509	0
	Greece Government International Bond	1.000%	09/20/2015	3.973%		51,600	(1,627)	178	0	(1,449)
	Indonesia Government International Bond	1.000%	09/20/2015	0.341%		10,000	(333)	400	67	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.398%		15,000	(605)	355	0	(250)
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		26,100	(746)	183	0	(563)
	Indonesia Government International Bond	1.000%	09/20/2019	1.570%		10,000	(224)	(39)	0	(263)
	Italy Government International Bond	1.000%	06/20/2019	0.968%		30,400	(195)	246	51	0
	Japan Government International Bond	1.000%	06/20/2015	0.087%		41,900	49	240	289	0
	Japan Government International Bond	1.000%	09/20/2015	0.105%		50,000	806	(353)	453	0
	Japan Government International Bond	1.000%	12/20/2015	0.115%		30,200	568	(231)	337	0
	MetLife, Inc.	1.000%	03/20/2015	0.081%		25,000	(1,561)	1,676	115	0
	MetLife, Inc.	1.000%	12/20/2015	0.145%		27,000	(1,638)	1,929	291	0
	MetLife, Inc.	1.000%	03/20/2019	0.590%		32,000	538	39	577	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		54,400	(485)	1,135	650	0
	Mexico Government International Bond	1.000%	06/20/2017	0.506%		3,300	(108)	153	45	0
	Mexico Government International Bond	1.000%	09/20/2017	0.537%		10,000	(143)	282	139	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		161,300	(206)	2,266	2,060	0
	Mexico Government International Bond	1.000%	06/20/2019	0.794%		68,300	601	57	658	0
	Mexico Government International Bond	1.000%	09/20/2019	0.836%		50,000	903	(499)	404	0
	Ohio State General Obligation Bonds, Series 2007	1.000%	09/20/2024	0.903%		10,000	102	(20)	82	0
	Prudential Financial, Inc.	1.000%	03/20/2016	0.187%		26,300	(289)	613	324	0
	Russia Government International Bond	1.000%	09/20/2015	2.089%		10,000	(17)	(86)	0	(103)
	Russia Government International Bond	1.000%	12/20/2016	2.212%		25,000	(141)	(508)	0	(649)
	Russia Government International Bond	1.000%	06/20/2019	2.430%		100,000	(5,281)	(860)	0	(6,141)
	Spain Government International Bond	1.000%	03/20/2019	0.700%		31,100	(265)	674	409	0
	Standard Chartered PLC	1.000%	03/20/2019	0.794%	EUR	20,000	(250)	485	235	0
	United Kingdom Gilt	1.000%	03/20/2015	0.031%		$37,200	133	47	180	0
HUS	Brazil Government International Bond	1.000%	09/20/2019	1.690%		50,000	(1,003)	(595)	0	(1,598)
	China Government International Bond	1.000%	06/20/2017	0.437%		10,000	174	(19)	155	0
	China Government International Bond	1.000%	12/20/2018	0.667%		82,500	968	178	1,146	0
	China Government International Bond	1.000%	03/20/2019	0.727%		30,000	(44)	405	361	0
	China Government International Bond	1.000%	06/20/2019	0.781%		45,000	341	117	458	0
	China Government International Bond	1.000%	09/20/2019	0.830%		20,000	256	(89)	167	0
	Export-Import Bank of China	1.000%	06/20/2016	0.529%		10,000	(53)	137	84	0
	Export-Import Bank of China	1.000%	06/20/2017	0.665%		2,800	(108)	134	26	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.341%		25,000	(792)	959	167	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.465%		25,000	(566)	770	204	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.606%		2,000	(39)	55	16	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.398%		35,000	(1,321)	738	0	(583)
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		124,100	(3,687)	1,014	0	(2,673)

38	See Accompanying Notes

September 30, 2014

(Unaudited)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Indonesia Government International Bond	1.000%	09/20/2019	1.570%		$30,000	$(693)	$(95)	$0	$(788)
	Italy Government International Bond	1.000%	09/20/2016	0.519%		12,800	86	39	125	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%		39,600	(693)	820	127	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		145,200	(918)	1,162	244	0
	Mexico Government International Bond	1.000%	09/20/2019	0.836%		50,000	866	(462)	404	0
	Petrobras International Finance Co.	1.000%	06/20/2015	0.812%		50,000	142	(61)	81	0
	Russia Government International Bond	1.000%	06/20/2017	2.258%		41,000	(1,089)	(252)	0	(1,341)
	Russia Government International Bond	1.000%	03/20/2019	2.398%		74,000	(5,079)	845	0	(4,234)
	Russia Government International Bond	1.000%	06/20/2019	2.430%		412,500	(28,394)	3,062	0	(25,332)
	U.S. Treasury Notes	0.250%	03/20/2016	0.089%	EUR	100,000	(1,239)	1,549	310	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.101%		50,000	(1,084)	1,276	192	0
	U.S. Treasury Notes	0.250%	12/20/2018	0.143%		50,000	(172)	463	291	0
JPM	American International Group, Inc.	1.000%	06/20/2019	0.607%		$66,900	1,204	8	1,212	0
	Anglo American Capital PLC	1.000%	06/20/2019	1.408%		3,400	(96)	35	0	(61)
	AT&T, Inc.	1.000%	06/20/2017	0.231%		15,000	326	(9)	317	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2015	0.102%		20,000	(816)	952	136	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2015	0.128%		15,000	(463)	628	165	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2016	0.186%		25,000	438	(80)	358	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2017	0.281%		25,000	602	(108)	494	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2019	0.524%		45,000	1,057	(67)	990	0
	Brazil Government International Bond	1.000%	06/20/2015	0.574%		40,000	(420)	554	134	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		107,000	(1,219)	1,635	416	0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%		50,000	(84)	231	147	0
	Brazil Government International Bond	1.000%	09/20/2016	0.902%		99,000	(1,137)	1,353	216	0
	Brazil Government International Bond	1.000%	12/20/2016	0.946%		46,200	(630)	697	67	0
	Brazil Government International Bond	1.000%	03/20/2017	1.034%		52,300	(470)	440	0	(30)
	Brazil Government International Bond	1.000%	03/20/2019	1.548%		25,000	(875)	300	0	(575)
	China Development Bank Corp.	1.000%	06/20/2016	0.559%		15,000	(130)	248	118	0
	China Government International Bond	1.000%	06/20/2015	0.206%		60,000	494	(132)	362	0
	China Government International Bond	1.000%	09/20/2015	0.223%		10,000	62	16	78	0
	China Government International Bond	1.000%	12/20/2015	0.233%		25,000	349	(107)	242	0
	China Government International Bond	1.000%	12/20/2018	0.667%		115,000	1,188	410	1,598	0
	China Government International Bond	1.000%	03/20/2019	0.727%		60,000	0	723	723	0
	China Government International Bond	1.000%	06/20/2019	0.781%		190,500	1,135	803	1,938	0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%		40,000	214	(43)	171	0
	Export-Import Bank of China	1.000%	06/20/2016	0.529%		25,000	(193)	403	210	0
	Ford Motor Co.	5.000%	06/20/2019	1.018%		15,000	2,955	(241)	2,714	0
	Ford Motor Credit Co. LLC	5.000%	06/20/2019	0.861%		25,000	5,128	(434)	4,694	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.202%		75,000	(3,867)	4,021	154	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		15,000	(526)	640	114	0
	General Electric Capital Corp.	0.280%	03/20/2016	0.304%		10,000	0	(3)	0	(3)
	General Electric Capital Corp.	1.000%	09/20/2017	0.382%		50,000	1,133	(210)	923	0
	Goldman Sachs Group, Inc.	1.000%	06/20/2017	0.551%		27,000	405	(71)	334	0
	HSBC Bank PLC	1.000%	12/20/2018	0.440%	EUR	3,400	50	53	103	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.341%		$35,000	(814)	1,049	235	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.352%		8,700	(138)	210	72	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.465%		10,000	(178)	259	81	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.546%		2,500	(46)	67	21	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.606%		5,000	(79)	119	40	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.398%		15,000	(605)	355	0	(250)
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		50,000	(1,325)	248	0	(1,077)
	Indonesia Government International Bond	1.000%	09/20/2019	1.570%		10,000	(219)	(44)	0	(263)
	International Business Machines Corp.	1.000%	06/20/2019	0.389%		205,000	5,883	(88)	5,795	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		13,000	71	(50)	21	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		50,000	272	(263)	9	0
	Japan Government International Bond	1.000%	09/20/2015	0.105%		75,000	1,220	(541)	679	0
	MetLife, Inc.	1.000%	09/20/2015	0.122%		25,000	(1,694)	1,916	222	0
	MetLife, Inc.	1.000%	12/20/2015	0.145%		23,000	(1,415)	1,663	248	0
	MetLife, Inc.	1.000%	06/20/2019	0.632%		50,000	1,076	(226)	850	0
	Mexico Government International Bond	0.920%	03/20/2016	0.357%		6,950	0	59	59	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		52,700	234	396	630	0
	Mexico Government International Bond	1.000%	12/20/2016	0.426%		25,000	(889)	1,214	325	0
	Mexico Government International Bond	1.000%	06/20/2017	0.506%		400	(13)	19	6	0
	Mexico Government International Bond	1.000%	09/20/2017	0.537%		25,000	(332)	680	348	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		93,600	(183)	1,379	1,196	0
	Mexico Government International Bond	1.000%	06/20/2019	0.794%		223,900	2,185	(30)	2,155	0
	Russia Government International Bond	1.000%	06/20/2017	2.258%		25,000	(743)	(75)	0	(818)
	Russia Government International Bond	1.000%	06/20/2019	2.430%		176,300	(10,347)	(479)	0	(10,826)
	Verizon Communications, Inc.	1.000%	06/20/2019	0.494%		15,000	299	52	351	0

See Accompanying Notes	39

Schedule of Investments PIMCO Total Return Fund (Cont.)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MBC	Brazil Government International Bond	1.000%	06/20/2015	0.574%		$248,900	$1,734	$(900)	$834	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		130,500	938	(430)	508	0
	Brazil Government International Bond	1.000%	12/20/2015	0.660%		100,000	730	(288)	442	0
	Brazil Government International Bond	1.000%	03/20/2016	0.768%		61,200	452	(227)	225	0
	Brazil Government International Bond	1.000%	12/20/2019	1.750%		155,000	(5,485)	39	0	(5,446)
	Mexico Government International Bond	1.000%	03/20/2015	0.266%		2,300	15	(6)	9	0
	Mexico Government International Bond	1.000%	12/20/2015	0.316%		50,000	561	(127)	434	0
	Mexico Government International Bond	1.000%	03/20/2016	0.357%		10,000	126	(29)	97	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		24,100	361	(73)	288	0
	Mexico Government International Bond	1.000%	12/20/2016	0.426%		39,900	630	(111)	519	0
	Mexico Government International Bond	1.000%	06/20/2017	0.506%		11,700	209	(50)	159	0
	Mexico Government International Bond	1.000%	09/20/2017	0.537%		48,500	856	(182)	674	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		157,600	2,154	(141)	2,013	0
	Mexico Government International Bond	1.000%	06/20/2019	0.794%		55,000	612	(83)	529	0
MYC	AT&T, Inc.	1.000%	06/20/2019	0.479%		25,000	410	192	602	0
	Australia Government International Bond	1.000%	06/20/2019	0.288%		25,000	794	30	824	0
	Barclays Bank PLC	1.000%	06/20/2015	0.200%	EUR	55,600	577	(150)	427	0
	Barclays Bank PLC	1.000%	09/20/2015	0.237%		42,000	457	(46)	411	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.102%		$77,000	(1,445)	1,792	347	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2019	0.524%		50,000	1,391	(291)	1,100	0
	Brazil Government International Bond	1.000%	06/20/2015	0.574%		31,500	(305)	411	106	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		25,000	(157)	254	97	0
	Brazil Government International Bond	1.000%	12/20/2015	0.660%		100,000	(806)	1,248	442	0
	Brazil Government International Bond	1.000%	03/20/2016	0.768%		75,000	(608)	883	275	0
	Brazil Government International Bond	1.000%	12/20/2016	0.946%		25,000	(883)	919	36	0
	Brazil Government International Bond	1.000%	03/20/2019	1.548%		45,000	(1,751)	716	0	(1,035)
	California State General Obligation Bonds, Series 2003	1.000%	06/20/2024	0.910%		10,000	15	61	76	0
	Caterpillar Financial Services Corp.	1.000%	06/20/2019	0.471%		8,400	233	(28)	205	0
	China Development Bank Corp.	1.000%	06/20/2016	0.559%		50,000	(326)	719	393	0
	China Government International Bond	1.000%	03/20/2015	0.206%		13,300	63	(9)	54	0
	China Government International Bond	1.000%	12/20/2015	0.233%		50,000	712	(227)	485	0
	China Government International Bond	1.000%	06/20/2017	0.437%		15,000	236	(4)	232	0
	China Government International Bond	1.000%	12/20/2018	0.667%		100,000	1,039	350	1,389	0
	China Government International Bond	1.000%	03/20/2019	0.727%		57,500	17	675	692	0
	China Government International Bond	1.000%	06/20/2019	0.781%		70,000	497	215	712	0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%		15,000	44	20	64	0
	Credit Suisse Group	1.000%	06/20/2015	0.194%	EUR	24,700	289	(98)	191	0
	Export-Import Bank of China	1.000%	06/20/2016	0.529%		$40,000	(232)	567	335	0
	Ford Motor Co.	5.000%	03/20/2019	0.962%		14,800	2,762	(176)	2,586	0
	Ford Motor Co.	5.000%	06/20/2019	1.018%		25,000	4,915	(391)	4,524	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.202%		50,000	(2,368)	2,470	102	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		85,000	(3,104)	3,752	648	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.520%		25,000	469	57	526	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.341%		25,000	(623)	791	168	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.352%		30,000	(449)	696	247	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.465%		20,000	(342)	505	163	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		15,000	(318)	(5)	0	(323)
	Indonesia Government International Bond	1.000%	09/20/2019	1.570%		20,000	(450)	(76)	0	(526)
	Italy Government International Bond	1.000%	12/20/2016	0.546%		69,300	729	(15)	714	0
	Italy Government International Bond	1.000%	06/20/2017	0.652%		23,000	80	142	222	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%		26,400	(479)	563	84	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		37,000	194	(132)	62	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		50,000	272	(263)	9	0
	Japan Government International Bond	1.000%	06/20/2015	0.087%		25,000	82	91	173	0
	Japan Government International Bond	1.000%	12/20/2015	0.115%		5,000	90	(35)	55	0
	Mexico Government International Bond	1.000%	12/20/2015	0.316%		25,000	(356)	573	217	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		63,900	(506)	1,270	764	0
	Mexico Government International Bond	1.000%	03/20/2017	0.470%		5,000	(55)	122	67	0
	Mexico Government International Bond	1.000%	06/20/2017	0.506%		10,600	(356)	501	145	0
	Mexico Government International Bond	1.000%	09/20/2017	0.537%		25,000	(332)	680	348	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		75,000	(184)	1,142	958	0
	Mexico Government International Bond	1.000%	06/20/2019	0.794%		145,000	1,256	140	1,396	0
	Russia Government International Bond	1.000%	09/20/2015	2.089%		25,000	(58)	(200)	0	(258)
	Russia Government International Bond	1.000%	06/20/2019	2.430%		5,600	(318)	(26)	0	(344)
	Spain Government International Bond	1.000%	03/20/2019	0.700%		31,000	(279)	687	408	0
	Spain Government International Bond	1.000%	06/20/2019	0.727%		3,800	7	41	48	0
	Spain Government International Bond	1.000%	09/20/2019	0.750%		83,100	1,434	(428)	1,006	0
	United Kingdom Gilt	0.250%	03/20/2015	0.031%		30,000	(339)	372	33	0
	United Kingdom Gilt	1.000%	03/20/2015	0.031%		170,000	1,455	(631)	824	0
	United Kingdom Gilt	1.000%	12/20/2016	0.059%		30,000	816	(178)	638	0
RYL	China Government International Bond	1.000%	06/20/2015	0.206%		104,600	1,382	(751)	631	0
	China Government International Bond	1.000%	12/20/2015	0.233%		25,000	362	(120)	242	0

40	See Accompanying Notes

September 30, 2014

(Unaudited)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	China Government International Bond	1.000%	09/20/2016	0.342%		$1,300	$(16)	$33	$17	$0
	Indonesia Government International Bond	1.000%	09/20/2015	0.341%		65,000	(1,465)	1,901	436	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.465%		46,900	(1,041)	1,423	382	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.606%		13,700	(216)	326	110	0
	Japan Government International Bond	1.000%	06/20/2015	0.087%		2,100	20	(5)	15	0
	Japan Government International Bond	1.000%	12/20/2015	0.115%		50,000	930	(372)	558	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		5,000	(139)	199	60	0
	U.S. Treasury Notes	0.250%	03/20/2016	0.089%	EUR	62,000	(752)	944	192	0
	U.S. Treasury Notes	0.250%	06/20/2016	0.096%		25,000	(429)	515	86	0
SOG	U.S. Treasury Notes	0.250%	06/20/2015	0.059%		25,000	(221)	267	46	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.072%		50,000	(689)	803	114	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.101%		50,000	(1,095)	1,288	193	0
	United Kingdom Gilt	1.000%	03/20/2015	0.031%		$72,700	160	192	352	0
	United Kingdom Gilt	1.000%	06/20/2015	0.031%		19,200	202	(61)	141	0
UAG	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.102%		3,300	(60)	75	15	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		27,600	(261)	369	108	0
	Brazil Government International Bond	1.000%	03/20/2016	0.768%		35,000	(336)	465	129	0
	China Government International Bond	1.000%	06/20/2015	0.206%		25,000	396	(245)	151	0
	China Government International Bond	1.000%	09/20/2015	0.223%		25,000	219	(23)	196	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.202%		65,000	(3,362)	3,495	133	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.606%		13,600	(215)	324	109	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		19,100	(270)	407	137	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		17,900	(79)	292	213	0
	Mexico Government International Bond	1.000%	09/20/2017	0.537%		10,000	(135)	274	139	0
	U.S. Treasury Notes	0.250%	03/20/2016	0.089%	EUR	35,500	(408)	518	110	0
	U.S. Treasury Notes	0.250%	06/20/2016	0.096%		125,000	(2,168)	2,602	434	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.101%		175,700	(2,371)	3,046	675	0
	United Kingdom Gilt	1.000%	06/20/2015	0.031%		$100,000	1,202	(471)	731	0
	United Kingdom Gilt	1.000%	12/20/2015	0.035%		37,300	858	(405)	453	0

							$(68,273)	$198,059	$259,502	$(129,716)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$22,677	$(4,869)	$246	$0	$(4,623)
	CDX.EM-12 5-Year Index	5.000%	12/20/2014	70,688	8,323	(7,879)	444	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	464,830	56,827	(48,500)	8,327	0
	CDX.HY-21 3-Year Index	5.000%	12/20/2016	99,000	7,301	(1,314)	5,987	0
CBK	MCDX-15 5-Year Index	1.000%	12/20/2015	28,100	(1,092)	1,107	15	0
	MCDX-22 5-Year Index	1.000%	06/20/2019	249,000	2,714	(475)	2,239	0
	MCDX-22 10-Year Index	1.000%	06/20/2024	50,000	(723)	(348)	0	(1,071)
DUB	CDX.EM-12 5-Year Index	5.000%	12/20/2014	93,906	10,993	(10,403)	590	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	434,092	54,561	(46,784)	7,777	0
	MCDX-15 5-Year Index	1.000%	12/20/2015	25,000	(980)	993	13	0
FBF	CDX.EM-13 5-Year Index	5.000%	06/20/2015	30,456	3,948	(3,403)	545	0
	CDX.HY-21 3-Year Index	5.000%	12/20/2016	24,750	1,810	(313)	1,497	0
GST	CDX.EM-12 5-Year Index	5.000%	12/20/2014	22,842	2,718	(2,575)	143	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	47,658	5,957	(5,103)	854	0
	CDX.IG-9 10-Year Index 30-100%	0.508%	12/20/2017	241,125	0	3,043	3,043	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	62,017	0	862	862	0
	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	22,705	(67)	(17)	0	(84)
	MCDX-14 5-Year Index	1.000%	06/20/2015	80,000	(4,046)	4,075	29	0
	MCDX-15 5-Year Index	1.000%	12/20/2015	10,000	(389)	394	5	0
	MCDX-22 5-Year Index	1.000%	06/20/2019	125,000	1,490	(367)	1,123	0
HUS	CDX.EM-12 5-Year Index	5.000%	12/20/2014	23,500	2,726	(2,578)	148	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	878,242	108,499	(92,765)	15,734	0
JPM	CDX.EM-12 5-Year Index	5.000%	12/20/2014	23,500	2,667	(2,520)	147	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	64,014	7,408	(6,261)	1,147	0
	CDX.IG-9 10-Year Index 30-100%	0.510%	12/20/2017	144,675	0	1,838	1,838	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	130,979	0	1,843	1,843	0
MYC	CDX.EM-12 5-Year Index	5.000%	12/20/2014	23,500	2,785	(2,637)	148	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	144,008	15,957	(13,377)	2,580	0
	CDX.HY-21 3-Year Index	5.000%	12/20/2016	74,250	5,430	(939)	4,491	0
	MCDX-15 5-Year Index	1.000%	12/20/2015	21,900	(866)	877	11	0
	MCDX-22 5-Year Index	1.000%	06/20/2019	171,000	1,792	(255)	1,537	0
	MCDX-22 10-Year Index	1.000%	06/20/2024	50,000	(897)	(174)	0	(1,071)
UAG	CDX.EM-12 5-Year Index	5.000%	12/20/2014	47,000	4,677	(4,381)	296	0

					$ 294,654	$(238,090)	$63,413	$(6,849)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	41

Schedule of Investments PIMCO Total Return Fund (Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	71,100	$180	$(1,744)	$0	$(1,564)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		240,000	(285)	(654)	0	(939)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	376,300	(75)	802	727	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		876,000	(235)	1,687	1,452	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		379,500	(691)	(396)	0	(1,087)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		700,000	771	1,225	1,996	0
	Pay	28-Day MXN-TIIE	7.270%	04/10/2029		1,400,000	94	4,383	4,477	0
BPS	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	550,000	394	400	794	0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		545,100	193	439	632	0
	Receive	3-Month USD-CPURNSA Index	2.595%	09/03/2029		$50,000	0	1,176	1,176	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	136,900	(176)	(139)	0	(315)
BRC	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	550,000	607	187	794	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	898,679	358	1,706	2,064	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		181,000	(105)	263	158	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		3,747,200	(889)	8,132	7,243	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		951,000	(680)	576	0	(104)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		328,400	(212)	506	294	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		272,900	(62)	485	423	0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		536,000	(748)	1,030	282	0
	Pay	28-Day MXN-TIIE	6.240%	02/01/2021		1,310,000	18	2,355	2,373	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		800,000	555	2,204	2,759	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		79,100	33	(163)	0	(130)
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		466,000	(240)	42	0	(198)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		121,800	(350)	70	0	(280)
CBK	Receive	3-Month USD-CPURNSA Index	2.660%	08/19/2029		$100,000	0	3,301	3,301	0
DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	81,200	195	(1,987)	0	(1,792)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		648,200	(996)	1,748	752	0
	Receive	3-Month USD-CPURNSA Index	2.493%	09/04/2024		$100,000	0	1,903	1,903	0
	Receive	3-Month USD-CPURNSA Index	2.455%	09/16/2024		100,000	0	1,470	1,470	0
	Pay	3-Month USD-CPURNSA Index	2.638%	08/25/2029		50,000	0	1,487	1,487	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	987,000	(410)	2,046	1,636	0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		300,000	(442)	600	158	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		272,800	(460)	(168)	0	(628)
	Pay	28-Day MXN-TIIE	6.320%	05/02/2024		810,000	(4)	62	58	0
	Pay	28-Day MXN-TIIE	7.020%	06/08/2034		575,000	(25)	(273)	0	(298)
FBF	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	546,900	589	45	634	0
GLM	Pay	1-Year BRL-CDI	10.630%	01/02/2017		9,600	3	(76)	0	(73)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	1,301,100	(826)	3,341	2,515	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		875,400	(638)	542	0	(96)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		672,100	(422)	1,025	603	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		791,100	(152)	1,379	1,227	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		3,275,000	1,366	4,063	5,429	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		299,400	(734)	44	0	(690)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		7,900,000	8,059	14,466	22,525	0
HUS	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	566,400	(24)	841	817	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	555,800	(388)	871	483	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		3,033,000	(1,781)	7,643	5,862	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		363,100	(290)	250	0	(40)
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		73,000	(117)	134	17	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		266,700	(20)	433	413	0
	Pay	28-Day MXN-TIIE	5.470%	04/26/2019		570,000	54	306	360	0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		345,000	(449)	630	181	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		2,226,300	(4,252)	(2,125)	0	(6,377)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		500,000	(38)	(785)	0	(823)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		345,400	(568)	(228)	0	(796)
	Pay	28-Day MXN-TIIE	6.570%	04/19/2024		16,400	0	23	23	0
	Pay	28-Day MXN-TIIE	6.320%	05/02/2024		1,300,000	1,998	(1,906)	92	0
	Pay	28-Day MXN-TIIE	7.025%	06/08/2034		1,100,000	(9)	(515)	0	(524)
JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	1,081,500	492	1,069	1,561	0
	Receive	3-Month USD-CPURNSA Index	2.455%	09/16/2024		$100,000	0	1,470	1,470	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	235,900	(95)	306	211	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		105,200	(7)	170	163	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		1,026,000	(349)	2,050	1,701	0
MYC	Pay	1-Year BRL-CDI	8.640%	01/02/2017	BRL	133,800	(155)	(3,191)	0	(3,346)
	Pay	1-Year BRL-CDI	9.140%	01/02/2017		63,900	212	(1,628)	0	(1,416)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		35,100	98	(366)	0	(268)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		240,000	(144)	(796)	0	(940)

42	See Accompanying Notes

September 30, 2014

(Unaudited)

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	500,000	$52	$383	$435	$0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		22,300	(36)	41	5	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		447,800	(252)	653	401	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		700,000	(88)	1,173	1,085	0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		450,000	(559)	795	236	0
	Pay	28-Day MXN-TIIE	6.350%	06/02/2021		684,400	159	1,317	1,476	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		192,600	143	521	664	0
	Pay	28-Day MXN-TIIE	6.320%	05/02/2024		650,000	953	(907)	46	0
	Pay	28-Day MXN-TIIE	7.580%	04/05/2034		560,000	(9)	2,361	2,352	0
SOG	Pay	28-Day MXN-TIIE	6.240%	02/01/2021		600,000	100	987	1,087	0
UAG	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	579,000	10	826	836	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		53,600	(214)	4	0	(210)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	175,000	(31)	369	338	0
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021		1,297,400	(2,123)	617	0	(1,506)
	Pay	28-Day MXN-TIIE	5.840%	09/14/2021		561,600	(176)	27	0	(149)
	Pay	28-Day MXN-TIIE	6.320%	05/02/2024		1,300,000	1,949	(1,857)	92	0

							$(2,396)	$71,556	$93,749	$(24,589)

TOTAL RETURN SWAPS ON INDICES

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
GST	Receive	Markit IOS.FN30.300.12 Index plus 3.000%	N/A	1-Month USD-LIBOR	01/12/2043	$ 25,218		$(20)	$0	$(20)

Total Swap Agreements							$243,911	$31,921	$437,006	$(161,174)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2014:

(m)	Securities with an aggregate market value of $200,114 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
BOA	$302,500	$0	$34,247	$336,747	$(27,085)	$(25,383)	$(23,419)	$(75,887)	$260,860	$(242,155)	$18,705
BPS	145,115	0	12,504	157,619	(54,709)	(2,140)	(962)	(57,811)	99,808	(92,330)	7,478
BRC	233,323	0	74,145	307,468	(52,519)	(2,653)	(10,430)	(65,602)	241,866	(211,330)	30,536
CBK	224,978	0	36,559	261,537	(27,116)	(9,999)	(33,314)	(70,429)	191,108	(160,270)	30,838
DUB	250,433	0	70,024	320,457	(17,051)	(17,407)	(6,473)	(40,931)	279,526	(262,190)	17,336
FBF	183,225	0	12,737	195,962	(32,059)	0	0	(32,059)	163,903	(158,150)	5,753
GLM	140,197	0	32,299	172,496	(40,183)	(41,994)	(859)	(83,036)	89,460	(96,380)	(6,920)
GST	0	0	22,755	22,755	0	(3,129)	(9,867)	(12,996)	9,759	(7,390)	2,369
HUS	91,799	0	30,555	122,354	(673)	0	(45,109)	(45,782)	76,572	(62,800)	13,772
JPM	217,209	0	46,573	263,782	(35,241)	(22,903)	(13,903)	(72,047)	191,735	(166,805)	24,930
MBC	0	0	6,731	6,731	0	0	(5,446)	(5,446)	1,285	(6,995)	(5,710)
MSB	60,121	0	0	60,121	(26,040)	0	0	(26,040)	34,081	(34,730)	(649)
MYC	0	0	47,920	47,920	0	(225,837)	(9,527)	(235,364)	(187,444)	132,619	(54,825)
NAB	202,365	0	0	202,365	0	0	0	0	202,365	(189,040)	13,325
RBC	63,831	0	0	63,831	(6,568)	0	0	(6,568)	57,263	(62,750)	(5,487)
RYL	0	0	2,729	2,729	0	(8,442)	0	(8,442)	(5,713)	3,979	(1,734)
SOG	6,990	0	1,933	8,923	(3,885)	0	0	(3,885)	5,038	(6,050)	(1,012)
UAG	184,137	0	5,295	189,432	(54,277)	(11)	(1,865)	(56,153)	133,279	(134,420)	(1,141)

Total Over the Counter	$2,306,223	$0	$437,006	$2,743,229	$(377,406)	$(359,898)	$(161,174)	$(898,478)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	43

Schedule of Investments PIMCO Total Return Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,693	$2,693
Swap Agreements	0	5,748	0	0	94,495	100,243

	$0	$5,748	$0	$0	$97,188	$102,936

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,306,223	$0	$2,306,223
Swap Agreements	0	343,257	0	0	93,749	437,006

	$0	$343,257	$0	$2,306,223	$93,749	$2,743,229

	$0	$349,005	$0	$2,306,223	$190,937	$2,846,165

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$98,263	$98,263
Swap Agreements	0	54	0	0	10,312	10,366

	$0	$54	$0	$0	$108,575	$108,629

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$377,406	$0	$377,406
Written Options	0	17,927	0	35,028	306,943	359,898
Swap Agreements	0	136,565	0	0	24,609	161,174

	$0	$154,492	$0	$412,434	$331,552	$898,478

	$0	$154,546	$0	$412,434	$440,127	$1,007,107

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2014:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$5,669	$5,669
Futures	23	0	0	0	780,905	780,928
Swap Agreements	0	66,082	0	0	(230,779)	(164,697)

	$23	$66,082	$0	$0	$555,795	$621,900

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,365,058	$0	$1,365,058
Purchased Options	0	0	0	0	6,551	6,551
Written Options	0	29,678	0	15,954	811,949	857,581
Swap Agreements	0	116,483	0	0	169,459	285,942

	$0	$146,161	$0	$1,381,012	$987,959	$2,515,132

	$23	$212,243	$0	$1,381,012	$1,543,754	$3,137,032

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(5,960)	$(5,960)
Futures	0	0	0	0	68,386	68,386
Swap Agreements	0	(24,991)	0	0	(992,916)	(1,017,907)

	$0	$(24,991)	$0	$0	$(930,490)	$(955,481)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,146,270	$0	$2,146,270
Written Options	0	(9,356)	0	15,428	8,469	14,541
Swap Agreements	0	(40,615)	0	0	26,637	(13,978)

	$0	$(49,971)	$0	$2,161,698	$35,106	$2,146,833

	$0	$(74,962)	$0	$2,161,698	$(895,384)	$1,191,352

44	See Accompanying Notes

September 30, 2014

(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,205,474	$10,679	$1,216,153
Corporate Bonds & Notes
Banking & Finance	0	30,123,183	460,003	30,583,186
Industrials	0	4,088,349	82,453	4,170,802
Utilities	0	2,328,613	22	2,328,635
Municipal Bonds & Notes
Alabama	0	85,221	0	85,221
Arizona	0	14,832	0	14,832
California	0	4,859,265	0	4,859,265
Colorado	0	77,060	0	77,060
Connecticut	0	4,308	0	4,308
District of Columbia	0	13,450	0	13,450
Florida	0	103,812	0	103,812
Georgia	0	222,738	0	222,738
Illinois	0	639,277	0	639,277
Indiana	0	81,727	0	81,727
Iowa	0	59,829	0	59,829
Kentucky	0	227	0	227
Louisiana	0	98,259	0	98,259
Massachusetts	0	78,271	0	78,271
Michigan	0	57,616	0	57,616
Missouri	0	419	0	419
Nebraska	0	11,999	0	11,999
Nevada	0	469,079	0	469,079
New Jersey	0	215,879	0	215,879
New York	0	1,331,828	0	1,331,828
North Carolina	0	40,942	0	40,942
Ohio	0	782,472	0	782,472
Oregon	0	37,771	0	37,771
Pennsylvania	0	59,576	0	59,576
Rhode Island	0	7,225	0	7,225
Tennessee	0	7,737	0	7,737
Texas	0	279,166	0	279,166
Utah	0	770	0	770
Washington	0	32,444	0	32,444
West Virginia	0	130,300	0	130,300
Wisconsin	0	83,986	0	83,986
U.S. Government Agencies	0	31,019,177	28,768	31,047,945
U.S. Treasury Obligations	0	32,973,583	0	32,973,583
Mortgage-Backed Securities	0	13,450,844	292,132	13,742,976
Asset-Backed Securities	0	6,827,278	37,099	6,864,377
Sovereign Issues	0	30,988,328	0	30,988,328

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Convertible Preferred Securities
Banking & Finance	$0	$176,706	$0	$176,706
Preferred Securities
Banking & Finance	13,041	0	0	13,041
Industrials	0	4,222	0	4,222
Short-Term Instruments
Certificates of Deposit	0	4,853,535	0	4,853,535
Commercial Paper	0	485,784	0	485,784
Repurchase Agreements	0	105,400	0	105,400
Short-Term Notes	0	90,467	0	90,467
Greece Treasury Bills	0	918,816	0	918,816
Mexico Treasury Bills	0	3,555,582	0	3,555,582
Slovenia Treasury Bills	0	126	0	126
U.S. Treasury Bills	0	19,338	0	19,338
	$13,041	$173,102,290	$911,156	$174,026,487

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$32,644,617	$0	$0	$32,644,617
Total Investments	$32,657,658	$173,102,290	$911,156	$206,671,104

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,591,701)	$0	$(1,591,701)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,551	100,243	0	102,794
Over the counter	0	2,742,233	996	2,743,229
	$2,551	$2,842,476	$996	$2,846,023

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(97,087)	(10,366)	0	(107,453)
Over the counter	0	(898,478)	0	(898,478)
	$(97,087)	$(908,844)	$0	$(1,005,931)

Totals	$32,563,122	$173,444,221	$912,152	$206,919,495

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes	45

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: December 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: December 2, 2014

By:	/s/ TRENT W. WALKER
Trent W. Walker
Treasurer, Principal Financial Officer

Date: December 2, 2014